UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2023 – June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Semi-Annual Report (unaudited)

JUNE 30, 2023

JNL Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
One Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

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Call 1-866-349-4564, log in to Jackson.com, or mail this postage paid card.

I consent to receive by electronic delivery:

- ☐ **ALL DOCUMENTS**
- ☐ Statements and transaction confirmations
- ☐ Other contract-related correspondence
- ☐ Annual and semi-annual reports (variable products only)
- ☐ Prospectuses and prospectus supplements (variable life and variable and registered index-linked annuities only)

This consent will continue until revoked and will cover delivery to you in the form of an email or by notice to you of a document's availability on the Jackson National Life Insurance Company (also referred to as Jackson®) website. For jointly owned contracts, all joint owners are consenting to electronic delivery and use of the single email address below. Please contact the Jackson Customer Care Center or go to Jackson.com to update your email address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson's website (Jackson.com) is required for electronic delivery of contract-related correspondence.

VADV6413 06/23

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VADV6413 06/23

JNL Series Trust (Unaudited)

June 30, 2023

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/American Funds Washington Mutual Investors Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund, JNL Multi-Manager Alternative Fund, JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL S&P 500 Index Fund, JNL/AB Sustainable Global Thematic Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/Baillie Gifford International Growth Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/DoubleLine® Total Return Fund, JNL/Fidelity Institutional Asset Management ® Total Bond Fund, JNL/First Sentier Global Infrastructure Fund, JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs 4 Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/JPMorgan U.S. Value Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Lord Abbett Short Duration Income Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Newton Equity Income Fund, JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund, JNL/T. Rowe Price Value Fund, JNL/WCM China Quality Growth Fund, JNL/WCM Focused International Equity Fund, JNL/Westchester Capital Event Driven Fund, JNL/Western Asset Global Multi-Sector Bond Fund, JNL/William Blair International Leaders Fund, JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

JNL/American Funds Balanced Fund

Composition as of June 30, 2023:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Bond Fund of America Fund

Composition as of June 30, 2023:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Capital Income Builder Fund

Composition as of June 30, 2023:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Capital World Bond Fund

Composition as of June 30, 2023:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Growth Fund

Composition as of June 30, 2023:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2023:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth Fund

Composition as of June 30, 2023:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2023:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2023:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2023:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/American Funds Washington Mutual Investors Fund

Composition as of June 30, 2023:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Bond Index Fund

Composition as of June 30, 2023:
Domestic Fixed Income	100.0%
Total Investments	100.0%

JNL/Mellon Emerging Markets Index Fund

Composition as of June 30, 2023:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Mellon International Index Fund

Composition as of June 30, 2023:
International Equity	100.0%
Total Investments	100.0%

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of June 30, 2023:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Mellon Small Cap Index Fund

Composition as of June 30, 2023:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2023:
Domestic Equity	52.7%
International Equity	16.2
Global Equity	9.8
Alternative	9.2
Emerging Markets Equity	6.1
Domestic Fixed Income	6.0
Total Investments	100.0%

JNL Conservative Allocation Fund

Composition as of June 30, 2023:
Domestic Fixed Income	67.1%
Domestic Equity	9.6
Alternative	8.7
Domestic Balanced	5.6
International Equity	5.0
Emerging Markets Fixed Income	3.0
Emerging Markets Equity	1.0
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2023:
Domestic Equity	44.2%
Domestic Fixed Income	17.3
International Equity	15.4
Alternative	10.1
Global Equity	7.2
Emerging Markets Equity	4.8
Emerging Markets Fixed Income	1.0
Materials	-
Utilities	-
Financials	-
Communication Services	-
Total Investments	100.0%

JNL Moderate Allocation Fund

Composition as of June 30, 2023:
Domestic Fixed Income	48.1%
Domestic Equity	20.2
Alternative	10.2
International Equity	7.3
Domestic Balanced	6.4
Global Equity	2.8
Emerging Markets Equity	2.5
Emerging Markets Fixed Income	2.5
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2023:
Domestic Fixed Income	31.7%
Domestic Equity	30.4
Alternative	12.4
International Equity	10.6
Domestic Balanced	6.1
Emerging Markets Equity	3.5
Global Equity	3.3
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/American Funds Growth Allocation Fund

Composition as of June 30, 2023:
Domestic Equity	40.1%
Domestic Fixed Income	18.7
Global Equity	18.1
International Equity	12.6
Emerging Markets Equity	9.5
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation Fund

Composition as of June 30, 2023:
Domestic Fixed Income	36.8%
Domestic Equity	30.6
Global Equity	13.8
International Equity	9.7
Emerging Markets Equity	7.1
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Aggressive Growth Fund

Composition as of June 30, 2023:
Domestic Equity	64.8%
International Equity	14.4
Domestic Fixed Income	5.6
Alternative	4.7
Global Equity	4.1
Emerging Markets Equity	2.5
Money Market	2.0
Emerging Markets Fixed Income	1.9
Total Investments	100.0%

JNL/Goldman Sachs Managed Conservative Fund

Composition as of June 30, 2023:
Domestic Fixed Income	71.8%
Domestic Equity	13.2
Alternative	5.0
Global Fixed Income	4.0
Money Market	2.0
Emerging Markets Fixed Income	2.0
International Equity	1.0
Emerging Markets Equity	1.0
Total Investments	100.0%

JNL/Goldman Sachs Managed Growth Fund

Composition as of June 30, 2023:
Domestic Equity	60.0%
Domestic Fixed Income	15.4
International Equity	11.5
Alternative	4.7
Global Equity	2.6
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	1.9
Money Market	1.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

JNL/Goldman Sachs Managed Moderate Fund

Composition as of June 30, 2023:
Domestic Fixed Income	53.6%
Domestic Equity	28.5
International Equity	5.5
Alternative	4.9
Emerging Markets Fixed Income	2.0
Global Fixed Income	2.0
Money Market	2.0
Emerging Markets Equity	1.5
Total Investments	100.0%

JNL/Goldman Sachs Managed Moderate Growth Fund

Composition as of June 30, 2023:
Domestic Equity	44.3%
Domestic Fixed Income	35.3
International Equity	9.1
Alternative	4.3
Emerging Markets Equity	2.0
Emerging Markets Fixed Income	2.0
Money Market	2.0
Global Equity	1.0
Total Investments	100.0%

JNL iShares Tactical Growth Fund

Composition as of June 30, 2023:
Domestic Equity	53.6%
Domestic Fixed Income	20.1
International Equity	10.3
Global Equity	5.8
Emerging Markets Equity	5.7
Alternative	0.8
Securities Lending Collateral	1.9
Short Term Investments	1.8
Total Investments	100.0%

JNL iShares Tactical Moderate Fund

Composition as of June 30, 2023:
Domestic Fixed Income	57.5%
Domestic Equity	26.3
International Equity	6.0
Global Equity	3.6
Emerging Markets Equity	3.0
Alternative	0.5
Short Term Investments	2.4
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL iShares Tactical Moderate Growth Fund

Composition as of June 30, 2023:
Domestic Equity	39.5%
Domestic Fixed Income	38.7
International Equity	9.0
Global Equity	4.8
Emerging Markets Equity	3.5
Alternative	0.7
Short Term Investments	1.9
Securities Lending Collateral	1.9
Total Investments	100.0%

JNL/Vanguard Growth ETF Allocation Fund

Composition as of June 30, 2023:
Domestic Equity	48.4%
International Equity	23.3
Domestic Fixed Income	17.3
Emerging Markets Equity	8.6
Emerging Markets Fixed Income	2.2
Securities Lending Collateral	0.2
Short Term Investments	-
Total Investments	100.0%

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of June 30, 2023:
Domestic Fixed Income	52.9%
Domestic Equity	25.3
International Equity	11.9
Emerging Markets Fixed Income	4.8
Emerging Markets Equity	3.5
Securities Lending Collateral	1.6
Short Term Investments	-
Total Investments	100.0%

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of June 30, 2023:
Domestic Equity	36.4%
Domestic Fixed Income	34.3
International Equity	17.6
Emerging Markets Equity	6.0
Emerging Markets Fixed Income	3.8
Securities Lending Collateral	1.9
Total Investments	100.0%

JNL Bond Index Fund

Composition as of June 30, 2023:
Government Securities	42.1%
U.S. Government Agency MBS	26.7
Financials	8.9
Health Care	2.7
Utilities	2.2
Information Technology	1.9
Communication Services	1.9
Consumer Staples	1.7
Energy	1.7
Industrials	1.6
Consumer Discretionary	1.5
Non-U.S. Government Agency ABS	1.3
Real Estate	0.9
Materials	0.6
Investment Companies	-
Other Short Term Investments	4.1
Securities Lending Collateral	0.2
Net Long (Short) Investments	100.0%

JNL Emerging Markets Index Fund

Composition as of June 30, 2023:
Financials	23.3%
Information Technology	19.0
Consumer Discretionary	12.4
Communication Services	8.5
Materials	8.1
Industrials	7.9
Consumer Staples	6.3
Energy	5.1
Health Care	3.2
Utilities	2.9
Real Estate	1.6
Rights	-
Other Short Term Investments	1.4
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL International Index Fund

Composition as of June 30, 2023:
Financials	18.3%
Industrials	16.4
Health Care	13.0
Consumer Discretionary	12.6
Consumer Staples	10.1
Information Technology	7.7
Materials	7.3
Energy	4.2
Communication Services	4.1
Utilities	3.4
Real Estate	2.2
Other Short Term Investments	0.4
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL Mid Cap Index Fund

Composition as of June 30, 2023:
Industrials	22.7%
Consumer Discretionary	14.8
Financials	13.3
Information Technology	10.2
Health Care	9.4
Real Estate	7.3
Materials	7.3
Consumer Staples	4.3
Energy	4.1
Utilities	3.3
Communication Services	2.1
Other Short Term Investments	0.8
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL Small Cap Index Fund

Composition as of June 30, 2023:
Industrials	17.5%
Financials	15.9
Information Technology	14.1
Consumer Discretionary	13.4
Health Care	10.7
Real Estate	7.6
Materials	5.6
Consumer Staples	4.9
Energy	4.6
Communication Services	2.5
Utilities	2.0
Investment Companies	0.2
Securities Lending Collateral	0.6
Other Short Term Investments	0.4
Total Investments	100.0%

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2023:
Financials	15.3%
Communication Services	11.6
Non-U.S. Government Agency ABS	11.5
Health Care	9.5
Information Technology	7.8
Industrials	6.0
Government Securities	5.6
Consumer Discretionary	5.5
Consumer Staples	3.9
U.S. Government Agency MBS	3.1
Materials	2.3
Energy	1.6
Utilities	1.4
Real Estate	1.4
Other Equity Interests	0.4
Warrants	-
Rights	-
Investment Companies	(4.5)
Other Short Term Investments	17.5
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

JNL Multi-Manager Emerging Markets Equity Fund

Composition as of June 30, 2023:
Financials	20.3%
Information Technology	18.9
Industrials	14.2
Consumer Discretionary	11.6

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Consumer Staples	9.3
Communication Services	6.8
Materials	6.6
Health Care	3.5
Energy	2.8
Real Estate	2.4
Utilities	1.3
Investment Companies	0.5
Other Short Term Investments	1.5
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL Multi-Manager International Small Cap Fund

Composition as of June 30, 2023:
Information Technology	22.1%
Industrials	18.8
Financials	14.1
Consumer Discretionary	13.3
Materials	5.9
Communication Services	5.5
Health Care	5.4
Consumer Staples	3.5
Real Estate	2.9
Utilities	2.8
Energy	2.8
Investment Companies	0.5
Other Short Term Investments	2.1
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2023:
Industrials	19.8%
Information Technology	15.5
Health Care	15.1
Financials	13.9
Consumer Staples	10.0
Consumer Discretionary	7.9
Real Estate	4.0
Materials	3.6
Utilities	2.8
Energy	1.7
Communication Services	1.2
Other Short Term Investments	4.3
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2023:
Information Technology	22.3%
Industrials	22.0
Health Care	18.9
Financials	10.9
Consumer Discretionary	10.2
Communication Services	4.1
Consumer Staples	2.8
Energy	1.7
Materials	1.4
Real Estate	0.9
Rights	-
Other Equity Interests	-
Other Short Term Investments	3.8
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2023:
Industrials	27.0%
Financials	18.3
Consumer Discretionary	14.8
Health Care	9.8
Information Technology	8.7
Consumer Staples	4.2
Real Estate	4.0
Energy	2.9
Materials	2.8
Utilities	2.1
Communication Services	1.1
Investment Companies	0.2
Other Short Term Investments	3.6
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2023:
Information Technology	27.8%
Health Care	13.2
Financials	12.2
Consumer Discretionary	10.5
Industrials	8.4
Communication Services	8.3
Consumer Staples	6.6
Energy	4.0
Utilities	2.5
Materials	2.5
Real Estate	2.4
Investment Companies	0.6
Other Short Term Investments	0.9
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/AB Sustainable Global Thematic Fund

Composition as of June 30, 2023:
Information Technology	32.1%
Health Care	18.5
Industrials	16.0
Financials	15.1
Consumer Staples	6.9
Consumer Discretionary	3.9
Utilities	2.5
Materials	1.3
Other Short Term Investments	3.7
Total Investments	100.0%

JNL/AQR Large Cap Defensive Style Fund

Composition as of June 30, 2023:
Health Care	21.1%
Consumer Staples	19.2
Industrials	15.6
Information Technology	9.4
Financials	8.5
Communication Services	7.6
Consumer Discretionary	5.1
Utilities	3.9
Materials	3.4
Energy	2.6
Real Estate	0.4
Other Short Term Investments	3.2
Total Investments	100.0%

JNL/Baillie Gifford International Growth Fund

Composition as of June 30, 2023:
Consumer Discretionary	25.5%
Information Technology	17.2
Health Care	15.4
Financials	14.7
Communication Services	9.0
Industrials	8.9
Consumer Staples	4.6
Materials	1.6
Other Short Term Investments	2.3
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Baillie Gifford U.S. Equity Growth Fund

Composition as of June 30, 2023:
Information Technology	29.5%
Consumer Discretionary	25.3
Communication Services	19.6
Health Care	14.2
Industrials	7.1
Financials	2.6
Real Estate	0.7
Materials	0.5
Rights	-
Securities Lending Collateral	0.3
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2023:
Information Technology	12.2%
Government Securities	11.6
Health Care	9.3
Financials	8.7
Industrials	7.5
Consumer Discretionary	7.3
Communication Services	4.7
Consumer Staples	4.3
U.S. Government Agency MBS	4.2
Non-U.S. Government Agency ABS	3.7
Energy	3.5
Utilities	3.0
Investment Companies	2.9
Materials	2.6
Real Estate	0.8
Warrants	-
Other Short Term Investments	12.8
Securities Lending Collateral	0.9
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2023:
Materials	46.5%
Energy	38.8
Consumer Staples	6.3
Industrials	4.8
Other Short Term Investments	3.6
Securities Lending Collateral	-
Total Investments	100.0%

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2023:
Information Technology	42.6%
Consumer Discretionary	18.1
Health Care	13.4
Financials	11.4
Communication Services	7.6
Industrials	4.5
Energy	1.2
Materials	1.1
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Causeway International Value Select Fund

Composition as of June 30, 2023:
Industrials	17.7%
Financials	16.4
Health Care	14.3
Consumer Staples	13.2
Information Technology	11.3
Consumer Discretionary	5.7
Utilities	5.6
Materials	4.8
Communication Services	2.6
Energy	2.5
Securities Lending Collateral	3.3

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Other Short Term Investments	2.6
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2023:
Information Technology	35.2%
Health Care	15.7
Industrials	10.9
Financials	10.7
Consumer Discretionary	10.5
Communication Services	7.8
Consumer Staples	3.7
Real Estate	1.7
Materials	1.7
Utilities	1.2
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/DFA International Core Equity Fund

Composition as of June 30, 2023:
Industrials	18.5%
Financials	17.3
Consumer Discretionary	11.7
Materials	11.5
Energy	8.0
Health Care	7.5
Consumer Staples	7.2
Information Technology	6.4
Communication Services	4.3
Utilities	4.1
Real Estate	2.1
Warrants	-
Securities Lending Collateral	0.8
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2023:
Information Technology	22.3%
Financials	14.1
Industrials	13.3
Consumer Discretionary	11.9
Health Care	11.7
Communication Services	6.8
Energy	6.5
Consumer Staples	6.2
Materials	4.2
Utilities	2.5
Real Estate	0.3
Rights	-
Other Equity Interests	-
Other Short Term Investments	0.1
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/DFA U.S. Small Cap Fund

Composition as of June 30, 2023:
Industrials	20.6%
Financials	16.9
Consumer Discretionary	13.9
Health Care	12.7
Information Technology	11.9
Energy	6.3
Materials	6.0
Consumer Staples	4.5
Communication Services	3.0
Utilities	2.8
Real Estate	0.7
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2023:
Government Securities	26.1%
Non-U.S. Government Agency ABS	23.1
U.S. Government Agency MBS	20.2
Utilities	6.9
Financials	5.6
Industrials	2.4
Energy	2.3
Consumer Discretionary	2.1
Communication Services	1.8
Health Care	1.8
Information Technology	1.5
Consumer Staples	1.4
Materials	1.0
Real Estate	1.0
Rights	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	2.6
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2023:
Financials	24.5%
Government Securities	20.1
Energy	17.7
Utilities	12.0
Materials	11.0
Consumer Staples	5.8
Communication Services	5.0
Industrials	3.6
Information Technology	-
Other Equity Interests	-
Securities Lending Collateral	0.3
Other Short Term Investments	-
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2023:
Other Short Term Investments	14.6%
Non-U.S. Government Agency ABS	45.4
Government Securities	19.2
Utilities	5.0
Financials	4.4
U.S. Government Agency MBS	2.6
Consumer Discretionary	1.6
Industrials	1.5
Health Care	1.0
Information Technology	1.0
Energy	0.9
Materials	0.9
Communication Services	0.9
Consumer Staples	0.7
Real Estate	0.3
Total Investments	100.0%

JNL/DoubleLine Total Return Fund

Composition as of June 30, 2023:
U.S. Government Agency MBS	45.9%
Non-U.S. Government Agency ABS	38.5
Government Securities	14.6
Other Short Term Investments	1.0
Total Investments	100.0%

JNL/Fidelity Institutional Asset Management Total Bond Fund

Composition as of June 30, 2023:
Government Securities	29.8%
U.S. Government Agency MBS	22.2
Financials	10.2
Non-U.S. Government Agency ABS	9.3
Utilities	5.8
Energy	4.1
Real Estate	2.4
Consumer Discretionary	2.1
Communication Services	1.9
Consumer Staples	1.7
Industrials	1.7
Health Care	1.3
Information Technology	1.2
Materials	0.8
Warrants	-
Other Short Term Investments	5.1
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/First Sentier Global Infrastructure Fund

Composition as of June 30, 2023:
Utilities	48.6%
Industrials	34.2
Real Estate	8.0
Energy	7.8
Communication Services	1.1
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2023:
Health Care	14.6%
Equity Linked Structured Notes	14.1
Financials	10.7
Industrials	10.0
Government Securities	8.0
Information Technology	7.4
Consumer Discretionary	7.3
Consumer Staples	5.9
Energy	5.6
Utilities	5.2
Communication Services	3.5
Materials	3.5
Real Estate	1.0
Non-U.S. Government Agency ABS	0.4
U.S. Government Agency MBS	-
Securities Lending Collateral	1.8
Other Short Term Investments	1.0
Total Investments	100.0%

JNL/Goldman Sachs 4 Fund

Composition as of June 30, 2023:
Information Technology	23.7%
Health Care	13.9
Financials	12.8
Consumer Discretionary	11.4
Industrials	9.7
Communication Services	8.4
Consumer Staples	6.5
Energy	3.9
Materials	3.3
Real Estate	3.1
Utilities	2.9
Short Term Investments	0.4
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2023:
Financials	24.9%
Information Technology	18.6
Energy	17.3
Consumer Staples	9.4
Materials	7.4
Utilities	7.2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Industrials	5.1
Communication Services	4.4
Health Care	3.0
Consumer Discretionary	1.3
Real Estate	0.5
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2023:
Financials	29.5%
Consumer Discretionary	16.8
Communication Services	14.9
Health Care	11.2
Industrials	8.2
Information Technology	6.0
Consumer Staples	3.8
Materials	3.5
Energy	3.1
Other Short Term Investments	3.0
Total Investments	100.0%

JNL/Heitman U.S. Focused Real Estate Fund

Composition as of June 30, 2023:
Real Estate	97.5%
Other Short Term Investments	1.4
Securities Lending Collateral	1.1
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2023:
Health Care	19.0%
Financials	17.6
Industrials	11.9
Energy	9.5
Consumer Staples	9.4
Information Technology	9.1
Utilities	5.1
Consumer Discretionary	5.0
Communication Services	4.9
Materials	2.9
Real Estate	1.8
Other Short Term Investments	3.8
Total Investments	100.0%

JNL/Invesco Global Growth Fund

Composition as of June 30, 2023:
Information Technology	28.3%
Communication Services	18.2
Consumer Discretionary	14.7
Industrials	12.6
Health Care	11.1
Financials	9.0
Real Estate	3.9
Materials	0.4
Consumer Staples	0.2
Other Short Term Investments	0.9
Securities Lending Collateral	0.7
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2023:
Information Technology	22.7%
Health Care	21.6
Industrials	19.8
Consumer Discretionary	11.9
Financials	7.1
Energy	4.0
Consumer Staples	3.7
Real Estate	1.8
Materials	1.6
Communication Services	0.8
Utilities	0.5
Other Short Term Investments	4.3
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/JPMorgan Global Allocation Fund

Composition as of June 30, 2023:
Financials	25.2%
Government Securities	14.4
Information Technology	12.8
Consumer Discretionary	8.3
Health Care	8.1
Industrials	7.6
Energy	4.7
Consumer Staples	4.5
Communication Services	4.4
Utilities	3.4
Materials	2.6
Real Estate	2.3
Investment Companies	-
Other Short Term Investments	1.4
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL/JPMorgan Hedged Equity Fund

Composition as of June 30, 2023:
Information Technology	27.3%
Health Care	13.0
Financials	12.5
Consumer Discretionary	12.0
Industrials	8.6
Communication Services	7.6
Consumer Staples	5.6
Energy	4.0
Utilities	2.6
Materials	2.4
Real Estate	2.2
Other Short Term Investments	2.2
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2023:
Health Care	24.3%
Information Technology	22.5
Industrials	20.4
Consumer Discretionary	13.6
Financials	9.9
Energy	3.7
Communication Services	3.1
Consumer Staples	0.8
Materials	0.5
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2023:
U.S. Government Agency MBS	43.0%
Government Securities	38.4
Non-U.S. Government Agency ABS	7.6
Financials	2.4
Communication Services	1.2
Consumer Staples	0.8
Health Care	0.7
Utilities	0.4
Industrials	0.3
Consumer Discretionary	0.2
Energy	0.1
Materials	0.1
Real Estate	-
Other Short Term Investments	4.8
Total Investments	100.0%

JNL/JPMorgan U.S. Value Fund

Composition as of June 30, 2023:
Financials	21.4%
Health Care	17.5
Industrials	12.4
Information Technology	8.4
Energy	8.4
Consumer Discretionary	8.2
Consumer Staples	6.7
Materials	5.6
Communication Services	4.9
Utilities	4.4
Real Estate	1.3
Other Equity Interests	-
Other Short Term Investments	0.8
Total Investments	100.0%

JNL/Lazard International Strategic Equity Fund

Composition as of June 30, 2023:
Industrials	24.9%
Financials	17.6
Health Care	12.9
Information Technology	12.3
Consumer Staples	9.4
Consumer Discretionary	8.3
Communication Services	5.7
Utilities	3.0
Materials	1.9
Energy	1.8
Real Estate	0.8
Other Short Term Investments	1.2
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Loomis Sayles Global Growth Fund

Composition as of June 30, 2023:
Consumer Discretionary	21.9%
Communication Services	19.3
Information Technology	17.1
Health Care	15.3
Industrials	10.2
Financials	9.1
Consumer Staples	5.9
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/Lord Abbett Short Duration Income Fund

Composition as of June 30, 2023:
Non-U.S. Government Agency ABS	33.8%
Financials	26.4
Utilities	10.6
Energy	6.0
Health Care	3.3
Consumer Discretionary	3.1
Materials	2.3
Consumer Staples	2.1
Government Securities	1.8
Industrials	1.6
Real Estate	1.5
U.S. Government Agency MBS	1.4
Communication Services	1.4
Information Technology	1.2
Other Short Term Investments	3.1
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon Communication Services Sector Fund

Composition as of June 30, 2023:
Communication Services	97.4%
Consumer Discretionary	0.6
Information Technology	0.4
Real Estate	0.3
Other Short Term Investments	1.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Consumer Discretionary Sector Fund

Composition as of June 30, 2023:
Consumer Discretionary	94.7%
Materials	2.7
Industrials	1.4
Consumer Staples	0.3
Communication Services	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Mellon Consumer Staples Sector Fund

Composition as of June 30, 2023:
Consumer Staples	98.0%
Consumer Discretionary	1.6
Health Care	0.2
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Dow Index Fund

Composition as of June 30, 2023:
Financials	20.0%
Health Care	18.7
Information Technology	18.3
Industrials	14.5
Consumer Discretionary	13.7
Consumer Staples	7.5
Energy	3.0
Communication Services	2.4
Materials	1.0
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/Mellon Energy Sector Fund

Composition as of June 30, 2023:
Energy	99.1%
Consumer Discretionary	0.3
Utilities	0.3
Other Short Term Investments	0.3
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Financial Sector Fund

Composition as of June 30, 2023:
Financials	99.3%
Industrials	0.1
Health Care	-
Other Short Term Investments	0.3
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Mellon Healthcare Sector Fund

Composition as of June 30, 2023:
Health Care	99.3%
Consumer Staples	0.4
Materials	0.1
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Industrials Sector Fund

Composition as of June 30, 2023:
Industrials	96.5%
Consumer Discretionary	0.9
Financials	0.7
Materials	0.5
Information Technology	0.2
Health Care	0.1
Consumer Staples	0.1
Other Short Term Investments	0.8
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Information Technology Sector Fund

Composition as of June 30, 2023:
Information Technology	94.3%
Industrials	2.3
Financials	2.0
Communication Services	0.4
Consumer Discretionary	0.2
Utilities	-
Other Short Term Investments	0.8
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Materials Sector Fund

Composition as of June 30, 2023:
Materials	95.8%
Industrials	2.0
Health Care	1.3
Consumer Staples	0.3
Energy	0.2
Other Short Term Investments	0.4
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Nasdaq 100 Index Fund

Composition as of June 30, 2023:
Information Technology	50.2%
Communication Services	16.1
Consumer Discretionary	14.9
Health Care	5.5
Consumer Staples	5.2
Industrials	4.0
Utilities	0.9
Financials	0.5
Energy	0.4
Other Short Term Investments	1.9
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon Real Estate Sector Fund

Composition as of June 30, 2023:
Real Estate	93.2%
Industrials	2.9
Financials	2.6
Securities Lending Collateral	0.8
Other Short Term Investments	0.5
Total Investments	100.0%

JNL/Mellon S&P 500 Index Fund

Composition as of June 30, 2023:
Information Technology	26.5%
Health Care	12.6
Financials	11.7
Consumer Discretionary	10.0
Industrials	8.1
Communication Services	7.9
Consumer Staples	6.3
Energy	3.9
Utilities	2.4
Materials	2.3
Real Estate	2.2
Securities Lending Collateral	4.7
Other Short Term Investments	1.4
Total Investments	100.0%

JNL/Mellon U.S. Stock Market Index Fund Fund

Composition as of June 30, 2023:
Information Technology	27.0%
Health Care	13.1
Financials	12.6
Consumer Discretionary	10.9
Industrials	9.7
Communication Services	7.7
Consumer Staples	6.1
Energy	4.1
Real Estate	2.8
Materials	2.7
Utilities	2.5
Short Term Investments	0.6
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon Utilities Sector Fund

Composition as of June 30, 2023:
Utilities	99.9%
Energy	0.1
Total Investments	100.0%

JNL/Mellon World Index Fund

Composition as of June 30, 2023:
Information Technology	21.8%
Financials	14.9
Health Care	12.7
Consumer Discretionary	11.0
Industrials	11.0
Consumer Staples	7.3
Communication Services	6.8
Energy	4.5
Materials	4.1
Utilities	2.7
Real Estate	2.3
Other Short Term Investments	0.8
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2023:
Industrials	18.8%
Financials	16.5
Consumer Discretionary	10.6
Materials	9.0
Information Technology	8.6
Utilities	7.8
Energy	7.1
Real Estate	7.0
Health Care	6.8
Consumer Staples	5.3
Communication Services	1.0
Other Short Term Investments	1.5
Total Investments	100.0%

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Composition as of June 30, 2023:
Financials	81.8%
Investment Companies	10.8
Industrials	4.1
Real Estate	1.2
Health Care	1.1
Communication Services	1.0
Consumer Discretionary	-
Total Investments	100.0%

JNL/Morningstar U.S. Sustainability Index Fund

Composition as of June 30, 2023:
Information Technology	28.6%
Health Care	14.7
Financials	14.2
Consumer Discretionary	11.3
Industrials	9.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Communication Services	5.9
Consumer Staples	5.3
Real Estate	4.9
Energy	2.5
Materials	1.7
Utilities	1.3
Other Short Term Investments	0.4
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Morningstar Wide Moat Index Fund

Composition as of June 30, 2023:
Information Technology	21.1%
Health Care	17.9
Financials	15.5
Industrials	14.9
Consumer Discretionary	9.8
Communication Services	8.8
Materials	6.0
Consumer Staples	4.9
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/Neuberger Berman Commodity Strategy Fund

Composition as of June 30, 2023:
Financials	34.9%
Non-U.S. Government Agency ABS	17.0
Health Care	8.0
Energy	5.6
Consumer Discretionary	4.8
Communication Services	4.0
Utilities	3.4
Consumer Staples	2.3
Information Technology	1.9
Industrials	1.8
Real Estate	0.3
Other Short Term Investments	16.0
Total Investments	100.0%

JNL/Neuberger Berman Gold Plus Strategy Fund

Composition as of June 30, 2023:
Financials	19.2%
Government Securities	16.9
Health Care	6.9
Energy	4.8
Consumer Discretionary	2.7
Information Technology	1.8
Communication Services	1.6
Utilities	0.4
Other Short Term Investments	45.7
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2023:
U.S. Government Agency MBS	41.0%
Non-U.S. Government Agency ABS	12.5
Financials	10.7
Government Securities	6.8
Consumer Discretionary	4.2
Communication Services	4.1
Energy	3.6
Industrials	3.2
Consumer Staples	2.4
Materials	2.0
Health Care	1.8
Utilities	1.7
Real Estate	1.1
Information Technology	1.0
Other Short Term Investments	3.0
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL/Newton Equity Income Fund

Composition as of June 30, 2023:
Financials	29.3%
Health Care	19.2
Energy	13.2
Industrials	8.6
Information Technology	7.2
Consumer Discretionary	6.1
Communication Services	5.2
Utilities	3.3
Materials	3.2
Consumer Staples	1.8
Other Short Term Investments	2.9
Securities Lending Collateral	-
Total Investments	100.0%

JNL/PIMCO Income Fund

Composition as of June 30, 2023:
U.S. Government Agency MBS	37.5%
Non-U.S. Government Agency ABS	29.2
Government Securities	16.9
Utilities	5.3
Financials	3.7
Communication Services	1.8
Energy	0.9
Consumer Discretionary	0.9
Health Care	0.8
Industrials	0.4
Real Estate	0.4
Materials	0.1
Consumer Staples	0.1
Rights	0.1
Information Technology	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	1.9
Securities Lending Collateral	-
Total Investments	100.0%

JNL/PIMCO Investment Grade Credit Bond Fund

Composition as of June 30, 2023:
Financials	27.8%
Government Securities	16.8
Utilities	8.2
Non-U.S. Government Agency ABS	5.9
Real Estate	5.4
U.S. Government Agency MBS	5.3
Energy	5.2
Industrials	4.6
Consumer Discretionary	4.3
Health Care	4.2
Communication Services	4.2
Information Technology	4.1
Consumer Staples	2.2
Materials	0.2
Other Short Term Investments	1.0
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2023:
Government Securities††	80.2%
Non-U.S. Government Agency ABS	10.3
U.S. Government Agency MBS	7.2
Financials	0.7
Consumer Discretionary	-
Real Estate	-
Information Technology	-
Health Care	-
Utilities	-
Other Short Term Investments	1.6
Securities Lending Collateral	-
Total Investments	100.0%

††The Fund's weightings in TIPS was 80.2% of net investments

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2023:
Utilities	72.1%
Industrials	4.9
Communication Services	4.8
Consumer Discretionary	4.7
Financials	3.6
Information Technology	2.6
Materials	1.4
Energy	1.3
Health Care	1.0
Consumer Staples	0.6
Real Estate	-
Other Equity Interests	-
Other Short Term Investments	3.0
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2023:
Energy	16.5%
Consumer Discretionary	13.8
Financials	13.7
Communication Services	12.8
Industrials	10.1
Health Care	6.7
Consumer Staples	6.0
Utilities	5.0
Information Technology	4.4
Materials	2.9
Other Equity Interests	-
Other Short Term Investments	5.4
Securities Lending Collateral	2.7
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2023:
U.S. Government Agency MBS	25.2%
Government Securities	15.0
Financials	12.6
Non-U.S. Government Agency ABS	11.4
Utilities	6.9
Energy	6.3
Health Care	5.4
Consumer Discretionary	2.8
Consumer Staples	2.5
Communication Services	2.5
Industrials	2.1
Real Estate	1.0
Materials	0.8
Investment Companies	0.3
Information Technology	0.2
Other Short Term Investments	4.8
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/RAFI Fundamental U.S. Small Cap Fund

Composition as of June 30, 2023:
Industrials	21.3%
Consumer Discretionary	14.4
Financials	13.7
Information Technology	11.6
Real Estate	9.4
Health Care	8.2
Materials	6.8
Energy	4.3
Consumer Staples	3.9
Communication Services	3.4
Utilities	2.4

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Securities Lending Collateral	0.5
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/RAFI Multi-Factor U.S. Equity Fund

Composition as of June 30, 2023:
Health Care	15.8%
Information Technology	15.3
Consumer Staples	14.0
Industrials	12.9
Financials	12.1
Consumer Discretionary	11.4
Energy	6.6
Communication Services	5.2
Materials	3.3
Real Estate	2.0
Utilities	1.2
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/T. Rowe Price Balanced Fund

Composition as of June 30, 2023:
Information Technology	14.5%
Financials	13.3
Government Securities	10.2
Health Care	10.0
U.S. Government Agency MBS	8.7
Consumer Discretionary	8.2
Industrials	6.3
Communication Services	5.8
Consumer Staples	4.7
Energy	4.0
Materials	3.7
Real Estate	2.9
Non-U.S. Government Agency ABS	2.5
Utilities	2.1
Other Short Term Investments	2.7
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Capital Appreciation Fund

Composition as of June 30, 2023:
Information Technology	17.9%
Health Care	17.4
Utilities	13.6
Financials	10.5
Industrials	8.6
Consumer Discretionary	8.2
Government Securities	7.7
Communication Services	4.2
Energy	1.5
Materials	1.0
Consumer Staples	0.6
Real Estate	0.2
Non-U.S. Government Agency ABS	-
Investment Companies	-
Other Short Term Investments	8.5
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2023:
Information Technology	44.2%
Communication Services	15.1
Consumer Discretionary	14.9
Health Care	12.8
Financials	8.2
Industrials	2.5
Consumer Staples	1.6
Materials	0.6
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2023:
Health Care	24.5%
Information Technology	20.0
Industrials	17.3
Consumer Discretionary	11.1
Financials	7.6
Materials	5.5
Consumer Staples	4.0
Communication Services	3.9
Energy	2.6
Other Short Term Investments	3.5
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2023:
Non-U.S. Government Agency ABS	23.8%
Government Securities	19.0
Financials	18.6
U.S. Government Agency MBS	6.1
Health Care	5.2
Consumer Discretionary	4.6
Energy	4.0
Utilities	3.6
Communication Services	3.3
Consumer Staples	2.5
Materials	2.4
Industrials	2.2
Real Estate	2.0
Information Technology	1.6
Other Short Term Investments	1.1
Securities Lending Collateral	-
Total Investments	100.0%

JNL/T. Rowe Price U.S. High Yield Fund

Composition as of June 30, 2023:
Consumer Discretionary	18.8%
Energy	13.3
Financials	12.3
Communication Services	10.2
Utilities	8.1
Industrials	7.9
Consumer Staples	6.3
Materials	5.8
Health Care	4.2
Information Technology	4.1
Real Estate	2.0
Non-U.S. Government Agency ABS	0.2
Securities Lending Collateral	4.2
Other Short Term Investments	2.6
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2023:
Financials	23.2%
Health Care	17.8
Industrials	13.7
Information Technology	9.5
Consumer Staples	9.2
Energy	8.1
Consumer Discretionary	6.6
Utilities	4.0
Communication Services	3.4
Real Estate	2.6
Materials	1.5
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/WCM China Quality Growth Fund

Composition as of June 30, 2023:
Industrials	15.2%
Information Technology	14.6
Consumer Staples	14.1
Consumer Discretionary	14.0
Financials	12.3
Health Care	9.1
Communication Services	8.2
Materials	7.3
Real Estate	4.3
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/WCM Focused International Equity Fund

Composition as of June 30, 2023:
Industrials	23.0%
Health Care	20.4
Information Technology	15.1
Financials	14.4
Consumer Discretionary	12.8
Materials	5.0
Consumer Staples	4.9
Other Short Term Investments	4.4
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2023:
Financials	32.4%
Health Care	17.1
Communication Services	12.0
Materials	7.3
Consumer Discretionary	5.7
Consumer Staples	4.6
Industrials	3.5
Energy	3.5
Utilities	3.5
Information Technology	3.4
Other Equity Interests	2.8
Investment Companies	0.8
Rights	0.3
Non-U.S. Government Agency ABS	0.3
Warrants	0.1
Real Estate	-
Government Securities	(0.6)
Other Short Term Investments	3.3
Net Long (Short) Investments	100.0%

JNL/Western Asset Global Multi-Sector Bond Fund

Composition as of June 30, 2023:
Government Securities	24.8%
Energy	12.8
Financials	12.1
Communication Services	10.1
Consumer Discretionary	7.3
Industrials	7.1
Materials	7.0
Utilities	5.9
Consumer Staples	4.6
Non-U.S. Government Agency ABS	2.4
Health Care	2.4
U.S. Government Agency MBS	0.9
Real Estate	0.8
Information Technology	0.3
Securities Lending Collateral	0.9
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/William Blair International Leaders Fund

Composition as of June 30, 2023:
Industrials	23.4%
Consumer Discretionary	18.5
Information Technology	15.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited) Schedules of Investments June 30, 2023

Health Care	13.7
Financials	12.7
Consumer Staples	4.9
Energy	3.6
Materials	3.4
Securities Lending Collateral	2.4
Other Short Term Investments	2.4
Total Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2023:
Information Technology	14.9%
Government Securities	14.1
Health Care	11.1
U.S. Government Agency MBS	9.6
Financials	9.4
Consumer Discretionary	8.5
Communication Services	7.3
Industrials	6.5
Energy	5.0
Consumer Staples	4.7
Utilities	3.1
Materials	1.8
Real Estate	1.5
Non-U.S. Government Agency ABS	1.4
Other Short Term Investments	1.1
Securities Lending Collateral	-
Total Investments	100.0%

JNL/WMC Equity Income Fund

Composition as of June 30, 2023:
Financials	18.8%
Health Care	17.1
Consumer Staples	13.3
Energy	10.1
Industrials	9.7
Information Technology	9.3
Utilities	7.3
Consumer Discretionary	5.0
Materials	4.3
Real Estate	2.8
Communication Services	1.4
Securities Lending Collateral	0.6
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/WMC Global Real Estate Fund

Composition as of June 30, 2023:
Real Estate	87.3%
Consumer Discretionary	6.6
Communication Services	1.5
Health Care	1.0
Industrials	0.9
Securities Lending Collateral	2.3
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2023:
Government Securities	10.0%
Other Short Term Investments	90.0
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2023:
Financials	23.1%
Health Care	16.7
Information Technology	11.9
Industrials	11.3
Energy	7.5
Consumer Discretionary	6.8
Real Estate	5.7
Utilities	5.2
Communication Services	4.2
Consumer Staples	4.0
Materials	2.1
Other Short Term Investments	1.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	118,809	2,701,716
Total Investment Companies (cost $2,877,717)		2,701,716
Total Investments 100.0% (cost $2,877,717)		2,701,716
Other Assets and Liabilities, Net (0.0)%		(903)
Total Net Assets 100.0%		2,700,813

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	29,903	284,078
Total Investment Companies (cost $299,888)		284,078
Total Investments 100.0% (cost $299,888)		284,078
Other Assets and Liabilities, Net (0.0)%		(91)
Total Net Assets 100.0%		283,987

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	32,888	369,987
Total Investment Companies (cost $359,100)		369,987
Total Investments 100.0% (cost $359,100)		369,987
Other Assets and Liabilities, Net (0.0)%		(146)
Total Net Assets 100.0%		369,841

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	35,740	346,683
Total Investment Companies (cost $421,483)		346,683
Total Investments 100.0% (cost $421,483)		346,683
Other Assets and Liabilities, Net (0.0)%		(116)
Total Net Assets 100.0%		346,567

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	26,781	859,940
Total Investment Companies (cost $906,212)		859,940
Total Investments 100.0% (cost $906,212)		859,940
Other Assets and Liabilities, Net (0.0)%		(310)
Total Net Assets 100.0%		859,630

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	37,605	671,618
Total Investment Companies (cost $814,360)		671,618
Total Investments 100.0% (cost $814,360)		671,618
Other Assets and Liabilities, Net (0.0)%		(220)
Total Net Assets 100.0%		671,398

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	49,441	4,445,232
Total Investment Companies (cost $4,625,941)		4,445,232
Total Investments 100.0% (cost $4,625,941)		4,445,232
Other Assets and Liabilities, Net (0.0)%		(1,245)
Total Net Assets 100.0%		4,443,987

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	176,517	9,614,869
Total Investment Companies (cost $8,717,075)		9,614,869
Total Investments 100.0% (cost $8,717,075)		9,614,869
Other Assets and Liabilities, Net (0.0)%		(3,401)
Total Net Assets 100.0%		9,611,468

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	85,901	1,475,782
Total Investment Companies (cost $1,635,721)		1,475,782
Total Investments 100.0% (cost $1,635,721)		1,475,782
Other Assets and Liabilities, Net (0.0)%		(541)
Total Net Assets 100.0%		1,475,241

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	57,778	1,438,680
Total Investment Companies (cost $1,372,585)		1,438,680
Total Investments 100.0% (cost $1,372,585)		1,438,680
Other Assets and Liabilities, Net (0.0)%		(584)
Total Net Assets 100.0%		1,438,096

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	266,877	3,602,842
Total Investment Companies (cost $3,577,528)		3,602,842
Total Investments 100.0% (cost $3,577,528)		3,602,842
Other Assets and Liabilities, Net (0.0)%		(1,392)
Total Net Assets 100.0%		3,601,450

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.3%) (a)	114,386	1,022,612
Total Investment Companies (cost $1,139,428)		1,022,612
Total Investments 100.0% (cost $1,139,428)		1,022,612
Other Assets and Liabilities, Net (0.0)%		(219)
Total Net Assets 100.0%		1,022,393

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.8%) (a)	107,911	852,500
Total Investment Companies (cost $1,063,473)		852,500
Total Investments 100.0% (cost $1,063,473)		852,500
Other Assets and Liabilities, Net (0.0)%		(243)
Total Net Assets 100.0%		852,257

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.8%) (a)	237,849	2,273,832
Total Investment Companies (cost $2,360,907)		2,273,832
Total Investments 100.0% (cost $2,360,907)		2,273,832
Other Assets and Liabilities, Net (0.0)%		(515)
Total Net Assets 100.0%		2,273,317

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.9%) (a)	330,454	3,261,583
Total Investment Companies (cost $3,296,745)		3,261,583
Total Investments 100.0% (cost $3,296,745)		3,261,583
Other Assets and Liabilities, Net (0.0)%		(593)
Total Net Assets 100.0%		3,260,990

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.9%) (a)	261,446	2,431,446
Total Investment Companies (cost $2,606,728)		2,431,446
Total Investments 100.0% (cost $2,606,728)		2,431,446
Other Assets and Liabilities, Net (0.0)%		(447)
Total Net Assets 100.0%		2,430,999

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 52.7%
JNL Multi-Manager Mid Cap Fund - Class I (8.5%) (a)	7,098	130,464
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	820	32,832
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,427	43,444
JNL Multi-Manager U.S. Select Equity Fund - Class I (20.6%) (a)	6,958	77,230
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (34.9%) (a)	5,681	30,109
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.0%) (a)	2,768	59,010
JNL/JPMorgan U.S. Value Fund - Class I (5.2%) (a)	5,469	85,650
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (7.6%) (a)	7,122	88,175
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	727	48,830
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	3,249	78,713
JNL/WMC Equity Income Fund - Class I (6.9%) (a)	5,175	85,128
		759,585
International Equity 16.2%
JNL Multi-Manager International Small Cap Fund - Class I (8.1%) (a)	4,953	52,109
JNL/Causeway International Value Select Fund - Class I (5.0%) (a)	4,597	86,697
JNL/WCM Focused International Equity Fund - Class I (6.2%) (a)	5,902	94,141
		232,947
Global Equity 9.8%
JNL/Harris Oakmark Global Equity Fund - Class I (10.0%) (a)	6,044	79,540
JNL/Loomis Sayles Global Growth Fund - Class I (9.4%) (a)	4,106	62,415
		141,955
Alternative 9.2%
JNL Multi-Manager Alternative Fund - Class I (2.0%) (a)	1,860	21,444
JNL/Blackrock Global Natural Resources Fund - Class I (1.3%) (a)	1,327	16,854
JNL/First Sentier Global Infrastructure Fund - Class I (4.7%) (a)	2,406	41,594
JNL/Heitman U.S. Focused Real Estate Fund - Class I (8.9%) (a)	1,948	18,153
JNL/Neuberger Berman Commodity Strategy Fund - Class I (9.9%) (a)	1,510	23,824
JNL/Westchester Capital Event Driven Fund - Class I (8.6%) (a)	879	10,404
		132,273
Emerging Markets Equity 6.1%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.4%) (a)	3,873	31,911
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	4,463	56,770
		88,681
Domestic Fixed Income 6.0%
JNL/DoubleLine Total Return Fund - Class I (2.5%) (a)	4,941	51,439
JNL/Lord Abbett Short Duration Income Fund - Class I (3.5%) (a)	3,453	34,804
		86,243
Total Investment Companies (cost $1,266,735)		1,441,684
Total Investments 100.0% (cost $1,266,735)		1,441,684
Other Assets and Liabilities, Net (0.0)%		(317)
Total Net Assets 100.0%		1,441,367

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 67.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	4,726	63,334
JNL/DoubleLine Total Return Fund - Class I (3.6%) (a)	7,239	75,361
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.9%) (a)	5,095	60,323
JNL/Lord Abbett Short Duration Income Fund - Class I (4.1%) (a)	4,036	40,680
JNL/PIMCO Income Fund - Class I (3.6%) (a)	4,617	49,774
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	2,083	24,143
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,066	12,052
JNL/PPM America Total Return Fund - Class I (3.3%) (a)	4,049	49,761

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.8%) (a)	2,774	30,292
		405,720
Domestic Equity 9.6%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	417	7,664
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	77	3,079
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	258	4,611
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	288	6,145
JNL/JPMorgan U.S. Value Fund - Class I (0.7%) (a)	782	12,244
JNL/Morningstar Wide Moat Index Fund - Class I (1.1%) (a)	987	12,224
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	744	12,232
		58,199
Alternative 8.7%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,014	34,749
JNL/First Sentier Global Infrastructure Fund - Class I (0.5%) (a)	261	4,511
JNL/JPMorgan Hedged Equity Fund - Class I (0.9%) (a)	538	7,554
JNL/Neuberger Berman Commodity Strategy Fund - Class I (2.5%) (a)	380	5,999
		52,813
Domestic Balanced 5.6%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.3%) (a)	1,414	33,534
International Equity 5.0%
JNL/Blackrock Global Allocation Fund - Class I (0.7%) (a)	1,336	21,206
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	161	3,032
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	383	6,116
		30,354
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.2%) (a)	1,685	18,098
Emerging Markets Equity 1.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.8%) (a)	475	6,044
Total Investment Companies (cost $618,578)		604,762
Total Investments 100.0% (cost $618,578)		604,762
Other Assets and Liabilities, Net (0.0)%		(129)
Total Net Assets 100.0%		604,633

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.2%
JNL Multi-Manager Mid Cap Fund - Class I (15.5%) (a)	12,915	237,373
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,539	61,598
JNL Multi-Manager Small Cap Value Fund - Class I (4.9%) (a)	4,664	83,478
JNL Multi-Manager U.S. Select Equity Fund - Class I (33.4%) (a)	11,254	124,923
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (56.0%) (a)	9,119	48,333
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.7%) (a)	4,406	93,940
JNL/JPMorgan U.S. Value Fund - Class I (8.8%) (a)	9,181	143,780
JNL/Morningstar Wide Moat Index Fund - Class I (13.4%) (a)	12,601	155,999
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,426	95,825
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	6,234	151,048
JNL/WMC Equity Income Fund - Class I (11.6%) (a)	8,663	142,503
		1,338,800
	Shares	Value ($)
Domestic Fixed Income 17.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	8,028	107,577
JNL/DoubleLine Total Return Fund - Class I (8.1%) (a)	16,158	168,202
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.7%) (a)	4,831	57,194
JNL/Lord Abbett Short Duration Income Fund - Class I (9.4%) (a)	9,306	93,805
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.0%) (a)	3,131	36,283
JNL/T. Rowe Price U.S. High Yield Fund - Class I (11.6%) (a)	5,531	60,397
		523,458
International Equity 15.4%
JNL Multi-Manager International Small Cap Fund - Class I (14.3%) (a)	8,750	92,055
JNL/Causeway International Value Select Fund - Class I (10.5%) (a)	9,691	182,772
JNL/WCM Focused International Equity Fund - Class I (12.6%) (a)	11,972	190,953
		465,780
Alternative 10.1%
JNL Multi-Manager Alternative Fund - Class I (9.1%) (a)	8,501	98,012
JNL/Blackrock Global Natural Resources Fund - Class I (2.2%) (a)	2,192	27,833
JNL/First Sentier Global Infrastructure Fund - Class I (9.8%) (a)	5,037	87,091
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.0%) (a)	3,295	30,710
JNL/Neuberger Berman Commodity Strategy Fund - Class I (16.6%) (a)	2,543	40,129
JNL/Westchester Capital Event Driven Fund - Class I (18.1%) (a)	1,858	21,979
		305,754
Global Equity 7.2%
JNL/Harris Oakmark Global Equity Fund - Class I (14.7%) (a)	8,945	117,721
JNL/Loomis Sayles Global Growth Fund - Class I (15.3%) (a)	6,668	101,351
		219,072
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.6%) (a)	6,387	52,629
JNL/GQG Emerging Markets Equity Fund - Class I (12.6%) (a)	7,288	92,710
		145,339
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.2%) (a)	2,781	29,874
Total Investment Companies (cost $2,819,515)		3,028,077
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Mobile Telesystems - ADR (b) (c) (d)	17	-
Public Joint Stock Company Novolipetsk Metallurgical Works (b) (c) (d)	193	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	2	-
Publichnoe Aktsionernoe Obshchestvo "Severstal" (b) (c) (d)	27	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	-	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	18	-
TCS Group Holding PLC - GDR (b) (c) (d)	1	-
Total Common Stocks (cost $2,484)		—
Total Investments 100.0% (cost $2,821,999)		3,028,077
Other Assets and Liabilities, Net (0.0)%		(486)
Total Net Assets 100.0%		3,027,591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 48.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	10,602	142,071
JNL/DoubleLine Total Return Fund - Class I (8.2%) (a)	16,221	168,858
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.0%) (a)	14,276	169,027
JNL/Lord Abbett Short Duration Income Fund - Class I (11.7%) (a)	11,538	116,303
JNL/PIMCO Income Fund - Class I (8.4%) (a)	10,878	117,269
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.0%) (a)	5,493	63,660
JNL/PIMCO Real Return Fund - Class I (2.8%) (a)	3,720	42,077
JNL/PPM America Total Return Fund - Class I (8.8%) (a)	10,709	131,616
JNL/T. Rowe Price U.S. High Yield Fund - Class I (15.6%) (a)	7,403	80,844
		1,031,725
Domestic Equity 20.2%
JNL Multi-Manager Mid Cap Fund - Class I (4.3%) (a)	3,580	65,799
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	548	21,945
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,453	43,916
JNL Multi-Manager U.S. Select Equity Fund - Class I (11.7%) (a)	3,960	43,950
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.4%) (a)	1,296	27,635
JNL/JPMorgan U.S. Value Fund - Class I (4.0%) (a)	4,179	65,442
JNL/Morningstar Wide Moat Index Fund - Class I (6.2%) (a)	5,766	71,378
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	495	33,267
JNL/WMC Equity Income Fund - Class I (4.9%) (a)	3,635	59,793
		433,125
Alternative 10.2%
JNL Multi-Manager Alternative Fund - Class I (11.0%) (a)	10,257	118,262
JNL/First Sentier Global Infrastructure Fund - Class I (4.7%) (a)	2,415	41,761
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.7%) (a)	585	5,454
JNL/JPMorgan Hedged Equity Fund - Class I (3.2%) (a)	1,928	27,044
JNL/Neuberger Berman Commodity Strategy Fund - Class I (10.7%) (a)	1,632	25,747
		218,268
International Equity 7.3%
JNL Multi-Manager International Small Cap Fund - Class I (2.5%) (a)	1,549	16,295
JNL/Blackrock Global Allocation Fund - Class I (1.8%) (a)	3,402	53,993
JNL/Causeway International Value Select Fund - Class I (2.5%) (a)	2,291	43,212
JNL/WCM Focused International Equity Fund - Class I (2.9%) (a)	2,722	43,416
		156,916
	Shares	Value ($)
Domestic Balanced 6.3%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.1%) (a)	5,727	135,849
Global Equity 2.8%
JNL/Harris Oakmark Global Equity Fund - Class I (4.7%) (a)	2,884	37,948
JNL/Loomis Sayles Global Growth Fund - Class I (3.3%) (a)	1,434	21,797
		59,745
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.7%) (a)	1,950	16,067
JNL/GQG Emerging Markets Equity Fund - Class I (5.2%) (a)	2,994	38,078
		54,145
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.4%) (a)	4,985	53,536
Total Investment Companies (cost $2,009,473)		2,143,309
Total Investments 100.0% (cost $2,009,473)		2,143,309
Other Assets and Liabilities, Net (0.0)%		(493)
Total Net Assets 100.0%		2,142,816

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 31.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.3%) (a)	13,928	186,633
JNL/DoubleLine Total Return Fund - Class I (11.2%) (a)	22,281	231,948
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (13.4%) (a)	17,364	205,593
JNL/Lord Abbett Short Duration Income Fund - Class I (17.1%) (a)	16,835	169,699
JNL/PIMCO Income Fund - Class I (8.2%) (a)	10,588	114,135
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.2%) (a)	4,887	56,642
JNL/PIMCO Real Return Fund - Class I (2.5%) (a)	3,318	37,529
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	9,868	121,281
JNL/T. Rowe Price U.S. High Yield Fund - Class I (18.6%) (a)	8,824	96,358
		1,219,818
Domestic Equity 30.4%
JNL Multi-Manager Mid Cap Fund - Class I (12.8%) (a)	10,689	196,464
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,471	58,880
JNL Multi-Manager Small Cap Value Fund - Class I (4.6%) (a)	4,338	77,651
JNL Multi-Manager U.S. Select Equity Fund - Class I (34.2%) (a)	11,535	128,040
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.5%) (a)	3,256	69,412
JNL/JPMorgan U.S. Value Fund - Class I (8.9%) (a)	9,356	146,520
JNL/Morningstar Wide Moat Index Fund - Class I (10.2%) (a)	9,557	118,311
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,484	99,678
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	5,650	136,888
JNL/WMC Equity Income Fund - Class I (11.1%) (a)	8,269	136,026
		1,167,870
Alternative 12.3%
JNL Multi-Manager Alternative Fund - Class I (17.0%) (a)	15,841	182,643
JNL/Blackrock Global Natural Resources Fund - Class I (2.1%) (a)	2,118	26,897
JNL/First Sentier Global Infrastructure Fund - Class I (10.5%) (a)	5,395	93,279
JNL/Heitman U.S. Focused Real Estate Fund - Class I (19.1%) (a)	4,198	39,130

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
JNL/JPMorgan Hedged Equity Fund - Class I (6.9%) (a)	4,143	58,132
JNL/Neuberger Berman Commodity Strategy Fund - Class I (19.1%) (a)	2,918	46,053
JNL/Westchester Capital Event Driven Fund - Class I (23.3%) (a)	2,393	28,309
		474,443
International Equity 10.6%
JNL Multi-Manager International Small Cap Fund - Class I (9.1%) (a)	5,555	58,437
JNL/Causeway International Value Select Fund - Class I (10.0%) (a)	9,240	174,258
JNL/WCM Focused International Equity Fund - Class I (11.6%) (a)	10,971	174,989
		407,684
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.9%) (a)	9,843	233,470
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	5,824	47,990
JNL/GQG Emerging Markets Equity Fund - Class I (12.0%) (a)	6,908	87,870
		135,860
Global Equity 3.3%
JNL/Harris Oakmark Global Equity Fund - Class I (9.7%) (a)	5,912	77,809
JNL/Loomis Sayles Global Growth Fund - Class I (7.4%) (a)	3,220	48,940
		126,749
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.4%) (a)	7,121	76,479
Total Investment Companies (cost $3,417,260)		3,842,373
Total Investments 100.0% (cost $3,417,260)		3,842,373
Other Assets and Liabilities, Net (0.0)%		(890)
Total Net Assets 100.0%		3,841,483

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 40.1%
American Funds American Mutual Fund - Class R-6	5,270	261,827
American Funds Insurance Series - Growth Fund - Class 1	3,331	299,447
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	7,785	421,919
American Funds Investment Company of America Fund - Class R-6	9,253	438,694
		1,421,887
Domestic Fixed Income 18.7%
American Funds Inflation Linked Bond Fund - Class R-6	5,494	49,999
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,603	15,213
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,837	68,967
American Funds Insurance Series - The Bond Fund of America - Class 1	24,880	236,356
American Funds Mortgage Fund - Class R-6	14,479	128,861
American Funds Strategic Bond Fund - Class R-6	17,887	165,810
		665,206
Global Equity 18.1%
American Funds Insurance Series - Global Growth Fund - Class 1	10,618	340,955
American Funds SMALLCAP World Fund - Class R-6	4,613	301,043
		641,998
International Equity 12.6%
American Funds EuroPacific Growth Fund - Class R-6	4,005	219,614
	Shares	Value ($)
American Funds International Growth and Income Fund - Class R-6	6,566	226,670
		446,284
Emerging Markets Equity 9.5%
American Funds New World Fund - Class R-6	4,557	338,738
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,545	35,676
Total Investment Companies (cost $3,747,293)		3,549,789
Total Investments 100.0% (cost $3,747,293)		3,549,789
Other Assets and Liabilities, Net (0.0)%		(1,260)
Total Net Assets 100.0%		3,548,529

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 36.8%
American Funds Inflation Linked Bond Fund - Class R-6	5,240	47,687
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,438	74,252
American Funds Insurance Series - The Bond Fund of America - Class 1	43,235	410,729
American Funds Mortgage Fund - Class R-6	16,239	144,528
American Funds Strategic Bond Fund - Class R-6	25,541	236,763
		913,959
Domestic Equity 30.6%
American Funds American Mutual Fund - Class R-6	3,024	150,236
American Funds Insurance Series - Growth Fund - Class 1	1,526	137,168
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,234	229,466
American Funds Investment Company of America Fund - Class R-6	5,151	244,195
		761,065
Global Equity 13.8%
American Funds Insurance Series - Global Growth Fund - Class 1	5,123	164,500
American Funds SMALLCAP World Fund - Class R-6	2,717	177,341
		341,841
International Equity 9.7%
American Funds EuroPacific Growth Fund - Class R-6	2,262	124,058
American Funds International Growth and Income Fund - Class R-6	3,419	118,010
		242,068
Emerging Markets Equity 7.1%
American Funds New World Fund - Class R-6	2,377	176,664
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,452	50,652
Total Investment Companies (cost $2,727,383)		2,486,249
Total Investments 100.0% (cost $2,727,383)		2,486,249
Other Assets and Liabilities, Net (0.0)%		(912)
Total Net Assets 100.0%		2,485,337

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 64.8%
JNL Multi-Manager Mid Cap Fund - Class I (4.8%) (a)	4,029	74,047
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	533	21,324
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,332	41,742
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.9%) (a)	3,190	210,673
JNL/ClearBridge Large Cap Growth Fund - Class I (13.9%) (a)	10,764	220,547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
JNL/Invesco Diversified Dividend Fund - Class I (11.9%) (a)	8,821	124,640
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	929	55,302
JNL/JPMorgan U.S. Value Fund - Class I (2.5%) (a)	2,667	41,762
JNL/Newton Equity Income Fund - Class I (1.7%) (a)	1,137	31,013
JNL/T. Rowe Price Established Growth Fund - Class I (2.1%) (a)	2,944	197,811
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	299	21,918
JNL/T. Rowe Price Value Fund - Class I (5.2%) (a)	9,959	241,308
JNL/WMC Value Fund - Class I (8.6%) (a)	3,968	122,883
		1,404,970
International Equity 14.4%
JNL/Causeway International Value Select Fund - Class I (6.2%) (a)	5,701	107,520
JNL/Lazard International Strategic Equity Fund - Class I (15.3%) (a)	4,959	75,329
JNL/WCM Focused International Equity Fund - Class I (5.7%) (a)	5,409	86,273
JNL/William Blair International Leaders Fund - Class I (4.8%) (a)	3,642	42,795
		311,917
Domestic Fixed Income 5.6%
JNL/DoubleLine Total Return Fund - Class I (1.0%) (a)	1,895	19,729
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.2%) (a)	1,490	20,169
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	1,226	20,815
JNL/PPM America Total Return Fund - Class I (1.4%) (a)	1,659	20,387
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.6%) (a)	3,875	40,302
		121,402
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class I (5.9%) (a)	5,519	63,637
JNL/Blackrock Global Natural Resources Fund - Class I (2.3%) (a)	2,278	28,933
JNL/Neuberger Berman Commodity Strategy Fund - Class I (3.6%) (a)	544	8,580
		101,150
Global Equity 4.1%
JNL/Invesco Global Growth Fund - Class I (5.4%) (a)	3,740	89,399
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.3%) (a)	3,792	31,243
JNL/GQG Emerging Markets Equity Fund - Class I (3.0%) (a)	1,740	22,127
		53,370
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (1.4%) (a)	42,896	42,897
Emerging Markets Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.3%) (a)	3,878	41,653
Total Investment Companies (cost $1,745,328)		2,166,758
Total Investments 100.0% (cost $1,745,328)		2,166,758
Other Assets and Liabilities, Net (0.0)%		(301)
Total Net Assets 100.0%		2,166,457

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 71.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.6%) (a)	5,646	75,656
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	8,881	92,447
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.8%) (a)	4,970	58,848
	Shares	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.4%) (a)	6,825	92,410
JNL/Lord Abbett Short Duration Income Fund - Class I (2.5%) (a)	2,503	25,233
JNL/PIMCO Income Fund - Class I (4.2%) (a)	5,462	58,877
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.6%) (a)	3,630	42,075
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,975	33,643
JNL/PPM America High Yield Bond Fund - Class I (0.5%) (a)	497	8,441
JNL/PPM America Total Return Fund - Class I (5.1%) (a)	6,158	75,676
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.2%) (a)	3,233	33,625
JNL/T. Rowe Price U.S. High Yield Fund - Class I (1.6%) (a)	773	8,445
		605,376
Domestic Equity 13.2%
JNL Multi-Manager Mid Cap Fund - Class I (0.6%) (a)	464	8,531
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	213	8,527
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.3%) (a)	194	12,826
JNL/ClearBridge Large Cap Growth Fund - Class I (0.5%) (a)	417	8,542
JNL/DFA U.S. Core Equity Fund - Class I (1.5%) (a)	884	21,345
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	1,208	17,068
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	143	8,537
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	127	8,548
JNL/T. Rowe Price Value Fund - Class I (0.4%) (a)	704	17,054
		110,978
Alternative 5.0%
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	2,193	25,287
JNL/Blackrock Global Natural Resources Fund - Class I (1.3%) (a)	1,320	16,758
		42,045
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.9%) (a)	2,884	33,655
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (0.5%) (a)	16,818	16,818
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.9%) (a)	1,566	16,817
International Equity 1.0%
JNL/Causeway International Value Select Fund - Class I (0.2%) (a)	225	4,235
JNL/Lazard International Strategic Equity Fund - Class I (0.9%) (a)	277	4,211
		8,446
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	1,014	8,356
Total Investment Companies (cost $833,782)		842,491
Total Investments 100.0% (cost $833,782)		842,491
Other Assets and Liabilities, Net (0.0)%		(155)
Total Net Assets 100.0%		842,336

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.0%
JNL Multi-Manager Mid Cap Fund - Class I (9.9%) (a)	8,262	151,859
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,089	43,601
JNL Multi-Manager Small Cap Value Fund - Class I (5.0%) (a)	4,777	85,514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
JNL/BlackRock Large Cap Select Growth Fund - Class I (8.0%) (a)	5,255	346,970
JNL/ClearBridge Large Cap Growth Fund - Class I (24.7%) (a)	19,149	392,353
JNL/Invesco Diversified Dividend Fund - Class I (24.5%) (a)	18,150	256,461
JNL/JPMorgan MidCap Growth Fund - Class I (3.5%) (a)	1,886	112,299
JNL/JPMorgan U.S. Value Fund - Class I (5.2%) (a)	5,486	85,907
JNL/Newton Equity Income Fund - Class I (2.4%) (a)	1,566	42,721
JNL/T. Rowe Price Established Growth Fund - Class I (4.1%) (a)	5,820	390,952
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	609	44,632
JNL/T. Rowe Price Value Fund - Class I (9.3%) (a)	17,842	432,319
JNL/WMC Value Fund - Class I (16.1%) (a)	7,479	231,625
		2,617,213
Domestic Fixed Income 15.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.8%) (a)	6,272	84,048
JNL/DoubleLine Total Return Fund - Class I (7.1%) (a)	14,119	146,977
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.9%) (a)	6,138	83,111
JNL/Lord Abbett Short Duration Income Fund - Class I (2.1%) (a)	2,091	21,077
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.6%) (a)	3,623	41,992
JNL/PIMCO Real Return Fund - Class I (4.1%) (a)	5,483	62,007
JNL/PPM America High Yield Bond Fund - Class I (3.9%) (a)	3,776	64,120
JNL/PPM America Total Return Fund - Class I (9.9%) (a)	11,987	147,320
JNL/T. Rowe Price Short-Term Bond Fund - Class I (1.4%) (a)	2,023	21,039
		671,691
International Equity 11.5%
JNL/Causeway International Value Select Fund - Class I (9.9%) (a)	9,202	173,549
JNL/Lazard International Strategic Equity Fund - Class I (26.6%) (a)	8,610	130,787
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	6,851	109,280
JNL/William Blair International Leaders Fund - Class I (9.7%) (a)	7,388	86,804
		500,420
Alternative 4.7%
JNL Multi-Manager Alternative Fund - Class I (12.1%) (a)	11,247	129,682
JNL/Blackrock Global Natural Resources Fund - Class I (4.6%) (a)	4,648	59,027
JNL/Neuberger Berman Commodity Strategy Fund - Class I (6.6%) (a)	1,010	15,933
		204,642
Global Equity 2.6%
JNL/Invesco Global Growth Fund - Class I (6.7%) (a)	4,668	111,567
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.6%) (a)	5,186	42,730
JNL/GQG Emerging Markets Equity Fund - Class I (6.1%) (a)	3,496	44,474
		87,204
Emerging Markets Fixed Income 1.9%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.9%) (a)	7,942	85,295
Money Market 1.9%
JNL/WMC Government Money Market Fund - Class I (2.7%) (a)	85,143	85,143
Total Investment Companies (cost $3,602,702)		4,363,175
Total Investments 100.0% (cost $3,602,702)		4,363,175
Other Assets and Liabilities, Net (0.0)%		(608)
Total Net Assets 100.0%		4,362,567

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

	Shares	Value ($)
JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 53.6%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	8,021	107,475
JNL/DoubleLine Total Return Fund - Class I (6.6%) (a)	13,113	136,505
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.1%) (a)	6,606	78,212
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.7%) (a)	12,201	165,207
JNL/Lord Abbett Short Duration Income Fund - Class I (3.9%) (a)	3,868	38,991
JNL/PIMCO Income Fund - Class I (7.7%) (a)	9,997	107,766
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.5%) (a)	6,756	78,300
JNL/PIMCO Real Return Fund - Class I (3.8%) (a)	5,155	58,308
JNL/PPM America High Yield Bond Fund - Class I (2.4%) (a)	2,320	39,399
JNL/PPM America Total Return Fund - Class I (10.5%) (a)	12,722	156,350
JNL/T. Rowe Price Short-Term Bond Fund - Class I (3.8%) (a)	5,616	58,402
JNL/T. Rowe Price U.S. High Yield Fund - Class I (5.7%) (a)	2,710	29,598
		1,054,513
Domestic Equity 28.5%
JNL Multi-Manager Mid Cap Fund - Class I (2.6%) (a)	2,173	39,931
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	499	19,965
JNL Multi-Manager Small Cap Value Fund - Class I (1.2%) (a)	1,104	19,758
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.2%) (a)	762	50,332
JNL/ClearBridge Large Cap Growth Fund - Class I (4.4%) (a)	3,437	70,434
JNL/DFA U.S. Core Equity Fund - Class I (3.5%) (a)	2,075	50,084
JNL/Invesco Diversified Dividend Fund - Class I (6.7%) (a)	4,939	69,793
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	337	20,067
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,197	80,437
JNL/T. Rowe Price Value Fund - Class I (2.4%) (a)	4,528	109,707
JNL/WMC Value Fund - Class I (2.1%) (a)	964	29,844
		560,352
International Equity 5.5%
JNL/Causeway International Value Select Fund - Class I (1.7%) (a)	1,575	29,706
JNL/Lazard International Strategic Equity Fund - Class I (10.1%) (a)	3,258	49,486
JNL/WCM Focused International Equity Fund - Class I (0.7%) (a)	625	9,964
JNL/William Blair International Leaders Fund - Class I (2.2%) (a)	1,681	19,757
		108,913
Alternative 4.9%
JNL Multi-Manager Alternative Fund - Class I (5.5%) (a)	5,122	59,062
JNL/Blackrock Global Natural Resources Fund - Class I (2.1%) (a)	2,172	27,581
JNL/Neuberger Berman Commodity Strategy Fund - Class I (3.8%) (a)	586	9,243
		95,886
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.9%) (a)	3,654	39,240
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.7%) (a)	3,358	39,191
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (1.2%) (a)	39,147	39,147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,381	19,621
JNL/GQG Emerging Markets Equity Fund - Class I (1.3%) (a)	776	9,871
		29,492
Total Investment Companies (cost $1,852,227)		1,966,734
Total Investments 100.0% (cost $1,852,227)		1,966,734
Other Assets and Liabilities, Net (0.0)%		(317)
Total Net Assets 100.0%		1,966,417

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.3%
JNL Multi-Manager Mid Cap Fund - Class I (8.2%) (a)	6,852	125,937
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,050	42,040
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,299	41,155
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.0%) (a)	2,614	172,596
JNL/ClearBridge Large Cap Growth Fund - Class I (17.7%) (a)	13,690	280,504
JNL/Invesco Diversified Dividend Fund - Class I (16.0%) (a)	11,848	167,418
JNL/JPMorgan MidCap Growth Fund - Class I (2.7%) (a)	1,435	85,430
JNL/JPMorgan U.S. Value Fund - Class I (3.8%) (a)	4,025	63,034
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	1,528	41,675
JNL/T. Rowe Price Established Growth Fund - Class I (3.1%) (a)	4,479	300,877
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	582	42,620
JNL/T. Rowe Price Value Fund - Class I (6.3%) (a)	12,172	294,920
JNL/WMC Value Fund - Class I (13.0%) (a)	6,013	186,236
		1,844,442
Domestic Fixed Income 35.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.8%) (a)	10,665	142,914
JNL/DoubleLine Total Return Fund - Class I (9.9%) (a)	19,566	203,680
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.7%) (a)	8,630	102,184
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (16.7%) (a)	20,940	283,530
JNL/Lord Abbett Short Duration Income Fund - Class I (4.1%) (a)	4,042	40,741
JNL/PIMCO Income Fund - Class I (7.4%) (a)	9,535	102,788
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.9%) (a)	7,054	81,750
JNL/PIMCO Real Return Fund - Class I (6.7%) (a)	8,955	101,284
JNL/PPM America High Yield Bond Fund - Class I (5.1%) (a)	4,887	82,984
JNL/PPM America Total Return Fund - Class I (13.7%) (a)	16,618	204,233
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.3%) (a)	7,832	81,448
JNL/T. Rowe Price U.S. High Yield Fund - Class I (8.0%) (a)	3,812	41,629
		1,469,165
International Equity 9.1%
JNL/Causeway International Value Select Fund - Class I (7.2%) (a)	6,638	125,187
JNL/Lazard International Strategic Equity Fund - Class I (21.3%) (a)	6,883	104,553
JNL/WCM Focused International Equity Fund - Class I (6.9%) (a)	6,590	105,103
JNL/William Blair International Leaders Fund - Class I (4.7%) (a)	3,550	41,707
		376,550
	Shares	Value ($)
Alternative 4.3%
JNL Multi-Manager Alternative Fund - Class I (11.6%) (a)	10,809	124,633
JNL/Blackrock Global Natural Resources Fund - Class I (3.0%) (a)	2,999	38,092
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.0%) (a)	1,070	16,879
		179,604
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.4%) (a)	5,004	41,235
JNL/GQG Emerging Markets Equity Fund - Class I (5.7%) (a)	3,305	42,034
		83,269
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.4%) (a)	7,690	82,594
Money Market 2.0%
JNL/WMC Government Money Market Fund - Class I (2.6%) (a)	82,003	82,003
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (2.5%) (a)	1,767	42,240
Total Investment Companies (cost $3,669,385)		4,159,867
Total Investments 100.0% (cost $3,669,385)		4,159,867
Other Assets and Liabilities, Net (0.0)%		(615)
Total Net Assets 100.0%		4,159,252

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 98.2%
Domestic Equity 54.7%
iShares Cohen & Steers REIT ETF	55	3,052
iShares Core Dividend Growth ETF (a)	449	23,129
iShares Core S&P 500 ETF	74	32,826
iShares Core S&P Mid-Cap ETF	123	32,220
iShares Core S&P Small Cap ETF	153	15,190
iShares Morningstar Value ETF	388	25,804
iShares MSCI USA Momentum Factor ETF (a)	77	11,124
iShares MSCI USA Quality Factor ETF	132	17,799
iShares U.S. Technology ETF (a)	129	14,090
		175,234
Domestic Fixed Income 20.5%
BlackRock Ultra Short-Term Bond ETF	120	6,025
iShares 0-5 Year High Yield Corporate Bond ETF (a)	129	5,353
iShares 20+ Year Treasury Bond ETF	35	3,641
iShares 5-10 Year Investment Grade Corporate Bond ETF	91	4,616
iShares Core U.S. Aggregate Bond ETF	260	25,446
iShares MBS ETF	221	20,592
		65,673
International Equity 10.5%
iShares MSCI EAFE Value ETF (a)	321	15,719
iShares MSCI Intl Quality Factor ETF (a)	503	17,910
		33,629
Global Equity 5.9%
iShares Global Healthcare ETF (a)	222	18,838
Emerging Markets Equity 5.8%
iShares Core MSCI Emerging Markets ETF	379	18,666
Alternative 0.8%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF	105	2,727
Total Investment Companies (cost $288,959)		314,767
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	6,401	6,401

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	5,784	5,784
Total Short Term Investments (cost $12,185)		12,185
Total Investments 102.0% (cost $301,144)		326,952
Other Assets and Liabilities, Net (2.0)%		(6,397)
Total Net Assets 100.0%		320,555

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 97.6%
Domestic Fixed Income 57.9%
BlackRock Ultra Short-Term Bond ETF	125	6,303
iShares 0-5 Year High Yield Corporate Bond ETF	278	11,532
iShares 0-5 Year TIPS Bond ETF (a)	74	7,188
iShares 20+ Year Treasury Bond ETF	56	5,731
iShares 5-10 Year Investment Grade Corporate Bond ETF	231	11,699
iShares Core U.S. Aggregate Bond ETF	420	41,127
iShares MBS ETF	357	33,273
		116,853
Domestic Equity 26.5%
iShares Core Dividend Growth ETF (a)	154	7,918
iShares Core S&P 500 ETF	17	7,577
iShares Core S&P Mid-Cap ETF	43	11,213
iShares Core S&P Small Cap ETF	48	4,795
iShares Morningstar Value ETF	98	6,507
iShares MSCI USA Momentum Factor ETF	27	3,927
iShares MSCI USA Quality Factor ETF	45	6,113
iShares U.S. Technology ETF (a)	50	5,432
		53,482
International Equity 6.0%
iShares MSCI EAFE Value ETF	102	4,994
iShares MSCI Intl Quality Factor ETF (a)	200	7,113
		12,107
Global Equity 3.6%
iShares Global Healthcare ETF (a)	85	7,276
Emerging Markets Equity 3.1%
iShares Core MSCI Emerging Markets ETF	125	6,146
Alternative 0.5%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF	40	1,049
Total Investment Companies (cost $200,746)		196,913
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	4,972	4,972
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	1,361	1,361
Total Short Term Investments (cost $6,333)		6,333
Total Investments 100.7% (cost $207,079)		203,246
Other Assets and Liabilities, Net (0.7)%		(1,401)
Total Net Assets 100.0%		201,845

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.1%
Domestic Equity 40.3%
iShares Cohen & Steers REIT ETF	38	2,119
iShares Core Dividend Growth ETF (a)	342	17,623
iShares Core S&P 500 ETF	53	23,593
iShares Core S&P Mid-Cap ETF	87	22,848
iShares Core S&P Small Cap ETF	112	11,166
	Shares	Value ($)
iShares Morningstar Value ETF	245	16,265
iShares MSCI USA Momentum Factor ETF	62	8,945
iShares MSCI USA Quality Factor ETF	94	12,715
iShares U.S. Technology ETF (a)	102	11,144
		126,418
Domestic Fixed Income 39.4%
BlackRock Ultra Short-Term Bond ETF	150	7,529
iShares 0-5 Year High Yield Corporate Bond ETF (a)	295	12,236
iShares 0-5 Year TIPS Bond ETF	67	6,560
iShares 20+ Year Treasury Bond ETF	57	5,831
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	235	11,896
iShares Core U.S. Aggregate Bond ETF	438	42,946
iShares MBS ETF	394	36,778
		123,776
International Equity 9.2%
iShares MSCI EAFE Value ETF	270	13,215
iShares MSCI Intl Quality Factor ETF	440	15,650
		28,865
Global Equity 4.9%
iShares Global Healthcare ETF	181	15,388
Emerging Markets Equity 3.6%
iShares Core MSCI Emerging Markets ETF	229	11,261
Alternative 0.7%
iShares U.S. ETF Trust iShares GSCI Commodity Dynamic Roll Strategy ETF (a)	83	2,160
Total Investment Companies (cost $293,152)		307,868
SHORT TERM INVESTMENTS 3.8%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	6,140	6,140
Securities Lending Collateral 1.9%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	5,901	5,901
Total Short Term Investments (cost $12,041)		12,041
Total Investments 101.9% (cost $305,193)		319,909
Other Assets and Liabilities, Net (1.9)%		(5,950)
Total Net Assets 100.0%		313,959

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.5%
Vanguard Dividend Appreciation ETF	962	156,216
Vanguard Growth ETF	345	97,752
Vanguard Mid-Cap ETF	621	136,688
Vanguard Real Estate ETF (a)	562	46,977
Vanguard Small-Cap ETF (a)	580	115,263
Vanguard Total Stock Market ETF	1,037	228,424
Vanguard Value ETF	1,388	197,168
		978,488
International Equity 23.3%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	356	39,331
Vanguard FTSE Developed Markets ETF	9,327	430,718
		470,049
Domestic Fixed Income 17.4%
Vanguard Intermediate-Term Corporate Bond ETF	184	14,551
Vanguard Intermediate-Term Treasury ETF (a)	662	38,843
Vanguard Long-Term Treasury ETF (a)	375	23,830
Vanguard Mortgage-Backed Securities ETF (a)	1,890	86,898
Vanguard Short-Term Corporate Bond ETF (a)	780	58,987
Vanguard Short-Term Inflation-Protected Securities ETF	633	30,027
Vanguard Total Bond Market ETF	1,336	97,094
		350,230

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares	Value ($)
Emerging Markets Equity 8.6%
Vanguard FTSE Emerging Markets ETF	4,286	174,363
Emerging Markets Fixed Income 2.2%
Vanguard Emerging Markets Government Bond ETF	699	43,556
Total Investment Companies (cost $2,114,254)		2,016,686
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	3,021	3,021
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	529	529
Total Short Term Investments (cost $3,550)		3,550
Total Investments 100.2% (cost $2,117,804)		2,020,236
Other Assets and Liabilities, Net (0.2)%		(3,232)
Total Net Assets 100.0%		2,017,004

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 53.7%
Vanguard Intermediate-Term Corporate Bond ETF	135	10,656
Vanguard Intermediate-Term Treasury ETF (a)	544	31,894
Vanguard Long-Term Treasury ETF (a)	287	18,254
Vanguard Mortgage-Backed Securities ETF	1,609	73,995
Vanguard Short-Term Corporate Bond ETF (a)	712	53,886
Vanguard Short-Term Inflation-Protected Securities ETF	346	16,408
Vanguard Total Bond Market ETF	1,207	87,756
		292,849
Domestic Equity 25.7%
Vanguard Dividend Appreciation ETF	184	29,944
Vanguard Growth ETF	53	15,075
Vanguard Mid-Cap ETF	69	15,248
Vanguard Real Estate ETF (a)	62	5,137
Vanguard Small-Cap ETF	48	9,619
Vanguard Total Stock Market ETF	216	47,657
Vanguard Value ETF	124	17,541
		140,221
International Equity 12.1%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	49	5,377
Vanguard FTSE Developed Markets ETF	1,307	60,344
		65,721
Emerging Markets Fixed Income 4.9%
Vanguard Emerging Markets Government Bond ETF	426	26,492
Emerging Markets Equity 3.5%
Vanguard FTSE Emerging Markets ETF	476	19,357
Total Investment Companies (cost $563,538)		544,640
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 1.6%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	8,611	8,611
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	168	168
Total Short Term Investments (cost $8,779)		8,779
Total Investments 101.5% (cost $572,317)		553,419
Other Assets and Liabilities, Net (1.5)%		(8,228)
Total Net Assets 100.0%		545,191

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

	Shares	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.1%
Vanguard Dividend Appreciation ETF (a)	349	56,633
Vanguard Growth ETF	117	33,230
Vanguard Mid-Cap ETF (a)	229	50,470
Vanguard Real Estate ETF (a)	204	17,002
Vanguard Small-Cap ETF	126	24,993
Vanguard Total Stock Market ETF (a)	447	98,539
Vanguard Value ETF	393	55,843
		336,710
Domestic Fixed Income 34.9%
Vanguard Intermediate-Term Corporate Bond ETF	139	11,013
Vanguard Intermediate-Term Treasury ETF	599	35,164
Vanguard Long-Term Treasury ETF	272	17,274
Vanguard Mortgage-Backed Securities ETF (a)	1,759	80,908
Vanguard Short-Term Corporate Bond ETF (a)	766	57,965
Vanguard Short-Term Inflation-Protected Securities ETF	382	18,095
Vanguard Total Bond Market ETF	1,331	96,773
		317,192
International Equity 18.0%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	121	13,372
Vanguard FTSE Developed Markets ETF	3,243	149,748
		163,120
Emerging Markets Equity 6.1%
Vanguard FTSE Emerging Markets ETF	1,365	55,524
Emerging Markets Fixed Income 3.9%
Vanguard Emerging Markets Government Bond ETF	563	35,049
Total Investment Companies (cost $916,382)		907,595
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	18,039	18,039
Total Short Term Investments (cost $18,039)		18,039
Total Investments 102.0% (cost $934,421)		925,634
Other Assets and Liabilities, Net (2.0)%		(17,823)
Total Net Assets 100.0%		907,811

(a)  All or a portion of the security was on loan as of June 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2023, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2023.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,522,526	159,918	44,732	114,478	(483)	64,487	2,701,716	100.0
	2,522,526	159,918	44,732	114,478	(483)	64,487	2,701,716	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	351,345	22,486	12,378	4,501	1,294	7,240	369,987	100.0
	351,345	22,486	12,378	4,501	1,294	7,240	369,987	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	354,784	6,395	20,143	—	(5,033)	10,680	346,683	100.0
	354,784	6,395	20,143	—	(5,033)	10,680	346,683	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	722,368	108,887	18,626	63,864	371	46,940	859,940	100.0
	722,368	108,887	18,626	63,864	371	46,940	859,940	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	616,107	26,426	32,952	8,603	(19,405)	81,442	671,618	100.0
	616,107	26,426	32,952	8,603	(19,405)	81,442	671,618	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,371,617	489,982	40,555	242,142	2,433	621,755	4,445,232	100.0
	3,371,617	489,982	40,555	242,142	2,433	621,755	4,445,232	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,552,255	543,033	217,043	515,994	13,298	723,326	9,614,869	100.0
	8,552,255	543,033	217,043	515,994	13,298	723,326	9,614,869	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,370,167	15,038	74,409	3,575	(17,348)	182,334	1,475,782	100.0
	1,370,167	15,038	74,409	3,575	(17,348)	182,334	1,475,782	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,311,314	24,501	49,060	3,940	(2,401)	154,326	1,438,680	100.0
	1,311,314	24,501	49,060	3,940	(2,401)	154,326	1,438,680	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,494,114	54,260	162,771	49,018	(23,531)	240,770	3,602,842	100.0
	3,494,114	54,260	162,771	49,018	(23,531)	240,770	3,602,842	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,016,662	26,895	42,962	—	(4,980)	26,997	1,022,612	100.0
	1,016,662	26,895	42,962	—	(4,980)	26,997	1,022,612	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	817,504	35,304	42,986	—	(12,314)	54,992	852,500	100.0
	817,504	35,304	42,986	—	(12,314)	54,992	852,500	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,126,846	41,658	135,105	—	(12,040)	252,473	2,273,832	100.0
	2,126,846	41,658	135,105	—	(12,040)	252,473	2,273,832	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,066,561	58,025	129,654	—	(8,125)	274,776	3,261,583	100.0
	3,066,561	58,025	129,654	—	(8,125)	274,776	3,261,583	100.0
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,331,437	40,470	80,533	—	(8,340)	148,412	2,431,446	100.0
	2,331,437	40,470	80,533	—	(8,340)	148,412	2,431,446	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,180	59	271	—	25	1,451	21,444	1.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,563	81	1,465	—	125	1,607	31,911	2.2
JNL Multi-Manager International Small Cap Fund - Class I	49,951	—	4,294	—	1	6,451	52,109	3.6
JNL Multi-Manager Mid Cap Fund - Class I	121,354	827	903	—	322	8,864	130,464	9.0
JNL Multi-Manager Small Cap Growth Fund - Class I	29,415	205	606	—	112	3,706	32,832	2.3
JNL Multi-Manager Small Cap Value Fund - Class I	40,313	577	981	—	293	3,242	43,444	3.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	68,573	1,656	2,359	—	155	9,205	77,230	5.4
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	24,580	144	2,895	—	(2,853)	11,133	30,109	2.1
JNL/Blackrock Global Natural Resources Fund - Class I	17,269	573	191	—	10	(807)	16,854	1.2
JNL/Causeway International Value Select Fund - Class I	84,324	—	14,067	—	754	15,686	86,697	6.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	51,916	102	1,409	—	449	7,952	59,010	4.1
JNL/DoubleLine Total Return Fund - Class I	47,437	3,189	472	—	(17)	1,302	51,439	3.6
JNL/First Sentier Global Infrastructure Fund - Class I	41,313	582	944	—	307	336	41,594	2.9
JNL/GQG Emerging Markets Equity Fund - Class I	52,789	37	3,515	—	641	6,818	56,770	3.9
JNL/Harris Oakmark Global Equity Fund - Class I	75,129	30	6,748	—	384	10,745	79,540	5.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	20,329	75	2,926	—	385	290	18,153	1.3
JNL/JPMorgan U.S. Value Fund - Class I	81,187	1,414	3	—	1	3,051	85,650	5.9
JNL/Loomis Sayles Global Growth Fund - Class I	58,269	—	10,652	—	2,995	11,803	62,415	4.3
JNL/Lord Abbett Short Duration Income Fund - Class I	34,030	452	225	—	(2)	549	34,804	2.4
JNL/Morningstar Wide Moat Index Fund - Class I	78,088	73	7,202	—	1,044	16,172	88,175	6.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	27,376	473	2,293	—	(111)	(1,621)	23,824	1.7
JNL/T. Rowe Price Established Growth Fund - Class I	41,205	19	5,948	—	1,605	11,949	48,830	3.4
JNL/T. Rowe Price Value Fund - Class I	74,545	1,036	104	—	28	3,208	78,713	5.5
JNL/WCM Focused International Equity Fund - Class I	88,948	75	7,400	—	667	11,851	94,141	6.5
JNL/Westchester Capital Event Driven Fund - Class I	10,280	178	63	—	11	(2)	10,404	0.7
JNL/WMC Equity Income Fund - Class I	81,925	2,524	291	—	5	965	85,128	5.9
	1,352,288	14,381	78,227	—	7,336	145,906	1,441,684	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	38,825	793	7,531	—	583	2,079	34,749	5.8
JNL Multi-Manager Mid Cap Fund - Class I	7,378	664	959	—	235	346	7,664	1.3
JNL Multi-Manager Small Cap Growth Fund - Class I	2,878	320	505	—	(153)	539	3,079	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,442	513	755	—	118	293	4,611	0.8
JNL/Blackrock Global Allocation Fund - Class I	25,204	706	6,561	—	263	1,594	21,206	3.5
JNL/Causeway International Value Select Fund - Class I	2,985	124	654	—	65	512	3,032	0.5
JNL/DoubleLine Core Fixed Income Fund - Class I	65,121	4,557	8,165	—	(586)	2,407	63,334	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,731	559	814	—	(22)	644	18,098	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,713	496	994	—	71	859	6,145	1.0
JNL/DoubleLine Total Return Fund - Class I	82,818	5,087	14,863	—	(1,196)	3,515	75,361	12.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,071	26,831	1,604	—	(29)	1,054	60,323	10.0
JNL/First Sentier Global Infrastructure Fund - Class I	4,438	292	294	—	7	68	4,511	0.7
JNL/GQG Emerging Markets Equity Fund - Class I	5,926	447	1,165	—	(104)	940	6,044	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,326	246	2,604	—	(882)	914	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	7,546	108	1,039	—	142	797	7,554	1.3
JNL/JPMorgan U.S. Value Fund - Class I	11,821	939	997	—	33	448	12,244	2.0
JNL/Lord Abbett Short Duration Income Fund - Class I	39,412	2,520	1,880	—	(85)	713	40,680	6.7
JNL/Morningstar Wide Moat Index Fund - Class I	8,724	3,565	2,210	—	(325)	2,470	12,224	2.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	7,546	935	2,065	—	(98)	(319)	5,999	1.0
JNL/PIMCO Income Fund - Class I	49,261	1,550	2,345	—	57	1,251	49,774	8.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,633	746	7,185	—	(592)	1,541	24,143	4.0
JNL/PIMCO Real Return Fund - Class I	11,868	340	380	—	26	198	12,052	2.0
JNL/PPM America Total Return Fund - Class I	44,426	5,752	1,602	—	(50)	1,235	49,761	8.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	32,597	629	3,291	—	1,212	2,387	33,534	5.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	32,539	1,121	5,547	—	454	1,725	30,292	5.0
JNL/WCM Focused International Equity Fund - Class I	5,814	310	843	—	(496)	1,331	6,116	1.0
JNL/WMC Equity Income Fund - Class I	11,864	1,147	952	—	15	158	12,232	2.0
	592,907	61,297	77,804	—	(1,337)	29,699	604,762	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	101,153	127	10,395	—	998	6,129	98,012	3.2

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,785	1	3,071	—	283	2,631	52,629	1.7
JNL Multi-Manager International Small Cap Fund - Class I	89,666	—	9,101	—	(81)	11,571	92,055	3.0
JNL Multi-Manager Mid Cap Fund - Class I	223,212	74	2,730	—	981	15,836	237,373	7.8
JNL Multi-Manager Small Cap Growth Fund - Class I	56,036	21	1,696	—	306	6,931	61,598	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	78,948	52	2,387	—	240	6,625	83,478	2.8
JNL Multi-Manager U.S. Select Equity Fund - Class I	110,738	3,607	4,593	—	295	14,876	124,923	4.1
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	39,319	13	4,197	—	(4,180)	17,378	48,333	1.6
JNL/Blackrock Global Natural Resources Fund - Class I	29,657	25	485	—	25	(1,389)	27,833	0.9
JNL/Causeway International Value Select Fund - Class I	181,387	—	33,700	—	1,773	33,312	182,772	6.0
JNL/DoubleLine Core Fixed Income Fund - Class I	120,818	212	17,014	—	(354)	3,915	107,577	3.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	29,763	5	910	—	(14)	1,030	29,874	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	83,848	6	3,399	—	1,190	12,295	93,940	3.1
JNL/DoubleLine Total Return Fund - Class I	166,260	336	3,008	—	(32)	4,646	168,202	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	57,629	—	—	—	(435)	57,194	1.9
JNL/First Sentier Global Infrastructure Fund - Class I	88,541	125	2,978	—	981	422	87,091	2.9
JNL/GQG Emerging Markets Equity Fund - Class I	84,561	310	4,210	—	779	11,270	92,710	3.1
JNL/Harris Oakmark Global Equity Fund - Class I	113,299	—	12,305	—	742	15,985	117,721	3.9
JNL/Heitman U.S. Focused Real Estate Fund - Class I	36,135	—	6,578	—	(705)	1,858	30,710	1.0
JNL/JPMorgan U.S. Value Fund - Class I	136,841	1,809	—	—	—	5,130	143,780	4.8
JNL/Loomis Sayles Global Growth Fund - Class I	95,450	—	18,152	—	5,023	19,030	101,351	3.3
JNL/Lord Abbett Short Duration Income Fund - Class I	101,723	301	9,887	—	(394)	2,062	93,805	3.1
JNL/Morningstar Wide Moat Index Fund - Class I	137,395	2,275	14,007	—	1,213	29,123	155,999	5.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	49,274	339	6,480	—	(314)	(2,690)	40,129	1.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,219	76	8,385	—	(375)	1,748	36,283	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	80,652	63	11,354	—	3,520	22,944	95,825	3.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,459	54	8,394	—	359	3,919	60,397	2.0
JNL/T. Rowe Price Value Fund - Class I	144,413	408	1	—	—	6,228	151,048	5.0
JNL/WCM Focused International Equity Fund - Class I	183,163	—	17,873	—	1,632	24,031	190,953	6.3
JNL/Westchester Capital Event Driven Fund - Class I	28,634	100	6,841	—	1,255	(1,169)	21,979	0.7
JNL/WMC Equity Income Fund - Class I	139,095	2,088	263	—	4	1,579	142,503	4.7
	2,890,444	70,056	224,394	—	15,150	276,821	3,028,077	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	127,070	8	17,642	—	1,424	7,402	118,262	5.5
JNL Multi-Manager Emerging Markets Equity Fund - Class I	16,285	20	1,141	—	108	795	16,067	0.7
JNL Multi-Manager International Small Cap Fund - Class I	16,161	12	1,949	—	256	1,815	16,295	0.8
JNL Multi-Manager Mid Cap Fund - Class I	63,807	1,805	4,627	—	1,505	3,309	65,799	3.1
JNL Multi-Manager Small Cap Growth Fund - Class I	20,842	325	1,912	—	509	2,181	21,945	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,529	1,989	4,377	—	1,330	2,445	43,916	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	40,098	2,239	3,844	—	190	5,267	43,950	2.0
JNL/Blackrock Global Allocation Fund - Class I	63,744	—	14,410	—	576	4,083	53,993	2.5
JNL/Causeway International Value Select Fund - Class I	43,576	20	8,710	—	1,145	7,181	43,212	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	151,932	8,227	22,332	—	(583)	4,827	142,071	6.6
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,683	1	1,983	—	(99)	1,934	53,536	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	25,835	368	2,677	—	933	3,176	27,635	1.3
JNL/DoubleLine Total Return Fund - Class I	212,328	177	49,792	—	(988)	7,133	168,858	7.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	90,560	77,933	2,278	—	(55)	2,867	169,027	7.9
JNL/First Sentier Global Infrastructure Fund - Class I	42,858	436	2,238	—	493	212	41,761	1.9
JNL/GQG Emerging Markets Equity Fund - Class I	36,594	26	3,636	—	286	4,808	38,078	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	37,273	49	4,870	—	1,065	4,431	37,948	1.8
JNL/Heitman U.S. Focused Real Estate Fund - Class I	9,486	22	4,306	—	(379)	631	5,454	0.3
JNL/JPMorgan Hedged Equity Fund - Class I	27,042	—	3,348	—	753	2,597	27,044	1.3
JNL/JPMorgan U.S. Value Fund - Class I	63,931	1,406	2,277	—	73	2,309	65,442	3.1
JNL/Loomis Sayles Global Growth Fund - Class I	20,280	—	3,694	—	897	4,314	21,797	1.0
JNL/Lord Abbett Short Duration Income Fund - Class I	117,278	83	2,948	—	(128)	2,018	116,303	5.4
JNL/Morningstar Wide Moat Index Fund - Class I	61,133	6,237	9,730	—	570	13,168	71,378	3.3
JNL/Neuberger Berman Commodity Strategy Fund - Class I	31,837	149	4,317	—	(207)	(1,715)	25,747	1.2
JNL/PIMCO Income Fund - Class I	118,046	28	3,916	—	255	2,856	117,269	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	74,436	35	13,152	—	(935)	3,276	63,660	3.0
JNL/PIMCO Real Return Fund - Class I	41,535	54	301	—	39	750	42,077	2.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	117,035	13,696	2,214	—	66	3,033	131,616	6.1
JNL/T. Rowe Price Capital Appreciation Fund - Class I	133,533	—	12,252	—	3,417	11,151	135,849	6.3
JNL/T. Rowe Price Established Growth Fund - Class I	29,810	12	6,080	—	1,989	7,536	33,267	1.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	89,680	6	14,729	—	1,210	4,677	80,844	3.8
JNL/WCM Focused International Equity Fund - Class I	42,727	20	5,285	—	737	5,217	43,416	2.0
JNL/WMC Equity Income Fund - Class I	58,836	1,926	1,656	—	20	667	59,793	2.8
	2,121,800	117,309	238,623	—	16,472	126,351	2,143,309	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	190,135	—	20,818	—	2,263	11,063	182,643	4.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	48,627	18	3,353	—	320	2,378	47,990	1.2
JNL Multi-Manager International Small Cap Fund - Class I	58,213	—	7,195	—	13	7,406	58,437	1.5
JNL Multi-Manager Mid Cap Fund - Class I	189,134	2,545	9,449	—	3,335	10,899	196,464	5.1
JNL Multi-Manager Small Cap Growth Fund - Class I	55,336	63	3,641	—	745	6,377	58,880	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	75,860	140	4,939	—	1,465	5,125	77,651	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	113,845	6,057	7,582	—	458	15,262	128,040	3.3
JNL/Blackrock Global Natural Resources Fund - Class I	29,116	51	973	—	51	(1,348)	26,897	0.7
JNL/Causeway International Value Select Fund - Class I	175,445	—	34,781	—	1,667	31,927	174,258	4.5
JNL/DoubleLine Core Fixed Income Fund - Class I	180,418	5,280	4,128	—	(102)	5,165	186,633	4.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,357	—	2,489	—	(129)	2,740	76,479	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	64,391	13	5,231	—	1,648	8,591	69,412	1.8
JNL/DoubleLine Total Return Fund - Class I	255,506	3,069	33,826	—	(1,051)	8,250	231,948	6.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	154,034	50,338	3,261	—	(80)	4,562	205,593	5.4
JNL/First Sentier Global Infrastructure Fund - Class I	95,941	4	4,214	—	1,395	153	93,279	2.4
JNL/GQG Emerging Markets Equity Fund - Class I	83,154	—	6,946	—	1,247	10,415	87,870	2.3
JNL/Harris Oakmark Global Equity Fund - Class I	76,098	—	9,510	—	1,112	10,109	77,809	2.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	47,338	—	9,764	—	(777)	2,333	39,130	1.0
JNL/JPMorgan Hedged Equity Fund - Class I	57,979	—	7,036	—	1,598	5,591	58,132	1.5
JNL/JPMorgan U.S. Value Fund - Class I	142,976	1,938	3,687	—	111	5,182	146,520	3.8
JNL/Loomis Sayles Global Growth Fund - Class I	47,743	—	10,681	—	2,147	9,731	48,940	1.3
JNL/Lord Abbett Short Duration Income Fund - Class I	171,159	—	4,221	—	(180)	2,941	169,699	4.4
JNL/Morningstar Wide Moat Index Fund - Class I	113,497	—	19,452	—	2,832	21,434	118,311	3.1
JNL/Neuberger Berman Commodity Strategy Fund - Class I	57,190	66	7,749	—	(374)	(3,080)	46,053	1.2
JNL/PIMCO Income Fund - Class I	114,714	—	3,603	—	238	2,786	114,135	3.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,513	—	21,318	—	(1,462)	3,909	56,642	1.5
JNL/PIMCO Real Return Fund - Class I	37,347	—	531	—	67	646	37,529	1.0
JNL/PPM America Total Return Fund - Class I	102,358	18,272	2,003	—	61	2,593	121,281	3.2
JNL/T. Rowe Price Capital Appreciation Fund - Class I	228,703	—	20,186	—	7,788	17,165	233,470	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	88,401	—	17,120	—	4,944	23,453	99,678	2.6
JNL/T. Rowe Price U.S. High Yield Fund - Class I	112,573	—	23,472	—	1,840	5,417	96,358	2.5
JNL/T. Rowe Price Value Fund - Class I	132,760	1,947	3,522	—	981	4,722	136,888	3.6
JNL/WCM Focused International Equity Fund - Class I	171,408	—	20,316	—	1,909	21,988	174,989	4.6
JNL/Westchester Capital Event Driven Fund - Class I	28,670	—	388	—	46	(19)	28,309	0.7
JNL/WMC Equity Income Fund - Class I	133,728	2,060	1,285	—	19	1,504	136,026	3.5
	3,785,667	91,861	338,670	—	36,145	267,370	3,842,373	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	—	15,150	—	84	—	63	15,213	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	65,571	1,813	493	787	(95)	2,171	68,967	2.0
	65,571	16,963	493	871	(95)	2,234	84,180	2.4
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	62,185	2,004	15,155	2,099	(5,663)	7,281	50,652	2.0
American Funds Insurance Series - American High-Income Trust - Class 1	78,011	1,061	7,205	850	(1,357)	3,742	74,252	3.0
	140,196	3,065	22,360	2,949	(7,020)	11,023	124,904	5.0
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	60,031	44	818	—	70	4,310	63,637	2.9
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,010	93	1,581	—	152	1,569	31,243	1.5
JNL Multi-Manager Mid Cap Fund - Class I	70,157	271	1,650	—	582	4,687	74,047	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	19,558	69	825	—	296	2,226	21,324	1.0

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	39,643	211	1,563	—	464	2,987	41,742	1.9
JNL/Blackrock Global Natural Resources Fund - Class I	30,406	370	451	—	3	(1,395)	28,933	1.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,164	91	19,288	—	7,732	48,974	210,673	9.7
JNL/Causeway International Value Select Fund - Class I	83,127	17,649	11,343	—	1,460	16,627	107,520	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	186,018	—	22,629	—	9,865	47,293	220,547	10.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,900	75	727	—	(41)	1,446	41,653	1.9
JNL/DoubleLine Total Return Fund - Class I	19,015	189	—	—	—	525	19,729	0.9
JNL/GQG Emerging Markets Equity Fund - Class I	19,911	4	620	—	(146)	2,978	22,127	1.0
JNL/Invesco Diversified Dividend Fund - Class I	120,294	673	302	—	80	3,895	124,640	5.8
JNL/Invesco Global Growth Fund - Class I	80,396	—	8,958	—	1,758	16,203	89,399	4.1
JNL/JPMorgan MidCap Growth Fund - Class I	49,022	19	1,160	—	302	7,119	55,302	2.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	19,832	99	105	—	5	338	20,169	0.9
JNL/JPMorgan U.S. Value Fund - Class I	40,148	201	81	—	31	1,463	41,762	1.9
JNL/Lazard International Strategic Equity Fund - Class I	71,179	25	4,742	—	304	8,563	75,329	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,097	247	19,778	—	(3,514)	1,528	8,580	0.4
JNL/Newton Equity Income Fund - Class I	29,757	191	16	—	1	1,080	31,013	1.4
JNL/PPM America High Yield Bond Fund - Class I	19,932	46	144	—	8	973	20,815	1.0
JNL/PPM America Total Return Fund - Class I	19,917	75	154	—	(6)	555	20,387	0.9
JNL/T. Rowe Price Established Growth Fund - Class I	159,726	317	15,221	—	4,546	48,443	197,811	9.1
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	20,014	7	683	—	220	2,360	21,918	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	39,674	226	100	—	—	502	40,302	1.9
JNL/T. Rowe Price Value Fund - Class I	230,956	1,029	635	—	172	9,786	241,308	11.1
JNL/WCM Focused International Equity Fund - Class I	80,597	41	5,734	—	169	11,200	86,273	4.0
JNL/William Blair International Leaders Fund - Class I	40,164	25	2,002	—	(554)	5,162	42,795	2.0
JNL/WMC Government Money Market Fund - Class I	39,555	7,044	3,703	890	—	1	42,897	2.0
JNL/WMC Value Fund - Class I	119,588	848	66	—	15	2,498	122,883	5.7
	1,983,788	30,179	125,079	890	23,974	253,896	2,166,758	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	25,823	235	2,603	—	261	1,571	25,287	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,606	518	1,257	—	(564)	1,053	8,356	1.0
JNL Multi-Manager Mid Cap Fund - Class I	8,513	557	1,186	—	361	286	8,531	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	8,274	697	1,524	—	333	747	8,527	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	17,145	1,773	1,398	—	4	(766)	16,758	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	12,274	189	3,449	—	378	3,434	12,826	1.5
JNL/Causeway International Value Select Fund - Class I	4,302	70	959	—	28	794	4,235	0.5
JNL/ClearBridge Large Cap Growth Fund - Class I	8,321	116	2,343	—	844	1,604	8,542	1.0
JNL/DFA U.S. Core Equity Fund - Class I	20,972	871	3,197	—	1,145	1,554	21,345	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	59,683	18,035	3,740	—	(127)	1,805	75,656	9.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,156	316	1,245	—	45	545	16,817	2.0
JNL/DoubleLine Total Return Fund - Class I	76,622	18,299	4,497	—	(162)	2,185	92,447	11.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	59,727	856	3,493	—	(20)	1,778	58,848	7.0
JNL/Invesco Diversified Dividend Fund - Class I	17,097	921	1,521	—	261	310	17,068	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	8,379	450	1,527	—	355	880	8,537	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	93,982	1,613	4,824	—	(42)	1,681	92,410	11.0
JNL/Lazard International Strategic Equity Fund - Class I	4,288	113	718	—	20	508	4,211	0.5
JNL/Lord Abbett Short Duration Income Fund - Class I	60,290	689	36,671	—	(223)	1,148	25,233	3.0
JNL/Neuberger Berman Strategic Income Fund - Class I	34,173	555	2,399	—	109	1,217	33,655	4.0
JNL/PIMCO Income Fund - Class I	43,041	18,046	3,522	—	220	1,092	58,877	7.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,327	973	1,471	—	(104)	1,350	42,075	5.0
JNL/PIMCO Real Return Fund - Class I	34,186	790	1,981	—	251	397	33,643	4.0
JNL/PPM America High Yield Bond Fund - Class I	8,527	160	661	—	37	378	8,441	1.0
JNL/PPM America Total Return Fund - Class I	59,731	18,035	3,806	—	137	1,579	75,676	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	8,105	125	2,214	—	77	2,455	8,548	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	68,868	936	37,107	—	(28)	956	33,625	4.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	8,529	192	855	—	(4)	583	8,445	1.0
JNL/T. Rowe Price Value Fund - Class I	16,571	992	1,229	—	524	196	17,054	2.0
JNL/WMC Government Money Market Fund - Class I	17,054	842	1,078	364	—	—	16,818	2.0
	851,566	87,964	132,475	364	4,116	31,320	842,491	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	124,120	2	3,445	—	320	8,685	129,682	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	42,711	9	2,362	—	231	2,141	42,730	1.0
JNL Multi-Manager Mid Cap Fund - Class I	145,094	99	4,206	—	1,042	9,830	151,859	3.5

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Growth Fund - Class I	40,040	35	1,639	—	591	4,574	43,601	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	82,744	96	4,500	—	1,328	5,846	85,514	1.9
JNL/Blackrock Global Natural Resources Fund - Class I	63,001	135	1,240	—	14	(2,883)	59,027	1.3
JNL/BlackRock Large Cap Select Growth Fund - Class I	299,738	—	48,985	—	19,707	76,510	346,970	7.9
JNL/Causeway International Value Select Fund - Class I	127,938	37,973	21,288	—	1,150	27,776	173,549	4.0
JNL/ClearBridge Large Cap Growth Fund - Class I	344,785	—	56,773	—	25,096	79,245	392,353	9.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,876	21,946	1,518	—	(94)	1,838	84,048	1.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	84,297	18	1,911	—	(103)	2,994	85,295	1.9
JNL/DoubleLine Total Return Fund - Class I	123,675	23,863	3,866	—	(303)	3,608	146,977	3.4
JNL/GQG Emerging Markets Equity Fund - Class I	41,434	—	2,765	—	289	5,516	44,474	1.0
JNL/Invesco Diversified Dividend Fund - Class I	248,706	208	628	—	111	8,064	256,461	5.9
JNL/Invesco Global Growth Fund - Class I	103,560	—	14,896	—	2,857	20,046	111,567	2.5
JNL/JPMorgan MidCap Growth Fund - Class I	101,497	—	4,468	—	1,854	13,416	112,299	2.6
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	82,772	39	1,139	—	61	1,378	83,111	1.9
JNL/JPMorgan U.S. Value Fund - Class I	82,939	57	162	—	62	3,011	85,907	2.0
JNL/Lazard International Strategic Equity Fund - Class I	125,802	—	10,619	—	197	15,407	130,787	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	41,001	2	20,569	—	492	151	21,077	0.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	63,205	115	43,230	—	(7,695)	3,538	15,933	0.4
JNL/Newton Equity Income Fund - Class I	41,295	39	103	—	3	1,487	42,721	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,542	17	821	—	(61)	1,315	41,992	1.0
JNL/PIMCO Real Return Fund - Class I	61,017	34	201	—	(6)	1,163	62,007	1.4
JNL/PPM America High Yield Bond Fund - Class I	61,541	15	468	—	28	3,004	64,120	1.5
JNL/PPM America Total Return Fund - Class I	103,367	44,396	3,485	—	127	2,915	147,320	3.4
JNL/T. Rowe Price Established Growth Fund - Class I	332,611	—	49,661	—	14,688	93,314	390,952	9.0
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,368	—	2,046	—	669	4,641	44,632	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	82,556	2	62,683	—	(61)	1,225	21,039	0.5
JNL/T. Rowe Price Value Fund - Class I	415,519	212	1,262	—	342	17,508	432,319	9.9
JNL/WCM Focused International Equity Fund - Class I	103,556	—	8,852	—	311	14,265	109,280	2.5
JNL/William Blair International Leaders Fund - Class I	82,726	—	5,394	—	(1,448)	10,920	86,804	2.0
JNL/WMC Government Money Market Fund - Class I	81,625	6,128	2,610	1,783	—	—	85,143	1.9
JNL/WMC Value Fund - Class I	226,799	251	145	—	33	4,687	231,625	5.3
	4,106,457	135,691	387,940	1,783	61,832	447,135	4,363,175	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	60,263	—	5,466	—	537	3,728	59,062	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	20,181	—	1,691	—	170	961	19,621	1.0
JNL Multi-Manager Mid Cap Fund - Class I	39,828	—	2,868	—	1,032	1,939	39,931	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	19,417	—	1,941	—	702	1,787	19,965	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,992	—	1,965	—	(10)	1,741	19,758	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	30,092	—	1,195	—	17	(1,333)	27,581	1.4
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,873	—	12,391	—	2,264	12,586	50,332	2.6
JNL/Causeway International Value Select Fund - Class I	30,334	—	6,410	—	164	5,618	29,706	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	68,204	—	17,807	—	6,009	14,028	70,434	3.6
JNL/DFA U.S. Core Equity Fund - Class I	49,062	—	5,254	—	2,200	4,076	50,084	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	79,600	29,915	4,277	—	(127)	2,364	107,475	5.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,169	—	2,300	—	80	1,291	39,240	2.0
JNL/DoubleLine Total Return Fund - Class I	109,029	29,872	5,255	—	(190)	3,049	136,505	6.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	79,715	—	3,852	—	(169)	2,518	78,212	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,936	—	1,418	—	(334)	1,687	9,871	0.5
JNL/Invesco Diversified Dividend Fund - Class I	69,843	—	2,325	—	664	1,611	69,793	3.5
JNL/JPMorgan MidCap Growth Fund - Class I	19,646	—	2,454	—	(397)	3,272	20,067	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	169,535	—	7,311	—	33	2,950	165,207	8.4
JNL/Lazard International Strategic Equity Fund - Class I	50,127	—	6,783	—	193	5,949	49,486	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	99,972	—	62,521	—	(1,131)	2,671	38,991	2.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,911	—	—	—	—	(668)	9,243	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	39,947	—	2,301	—	86	1,459	39,191	2.0
JNL/PIMCO Income Fund - Class I	80,491	29,942	5,091	—	306	2,118	107,766	5.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	79,770	—	3,881	—	(278)	2,689	78,300	4.0
JNL/PIMCO Real Return Fund - Class I	59,742	—	2,576	—	312	830	58,308	3.0
JNL/PPM America High Yield Bond Fund - Class I	39,856	—	2,390	—	163	1,770	39,399	2.0
JNL/PPM America Total Return Fund - Class I	129,579	29,884	6,814	—	237	3,464	156,350	7.9
JNL/T. Rowe Price Established Growth Fund - Class I	75,536	—	18,728	—	5,499	18,130	80,437	4.1

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Short-Term Bond Fund - Class I	120,161	—	63,386	—	2,396	(769)	58,402	3.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,901	—	2,331	—	(17)	2,045	29,598	1.5
JNL/T. Rowe Price Value Fund - Class I	109,982	—	4,896	—	1,754	2,867	109,707	5.6
JNL/WCM Focused International Equity Fund - Class I	9,861	—	1,276	—	(166)	1,545	9,964	0.5
JNL/William Blair International Leaders Fund - Class I	19,695	—	2,181	—	(560)	2,803	19,757	1.0
JNL/WMC Government Money Market Fund - Class I	39,073	839	765	839	—	—	39,147	2.0
JNL/WMC Value Fund - Class I	29,689	—	461	—	156	460	29,844	1.5
	1,986,012	120,452	272,561	839	21,595	111,236	1,966,734	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	122,661	—	6,819	—	650	8,141	124,633	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,571	—	2,646	—	257	2,053	41,235	1.0
JNL Multi-Manager Mid Cap Fund - Class I	122,405	—	5,593	—	1,939	7,186	125,937	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	39,412	—	2,438	—	878	4,188	42,040	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	40,808	—	3,176	—	931	2,592	41,155	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	41,195	—	1,263	—	14	(1,854)	38,092	0.9
JNL/BlackRock Large Cap Select Growth Fund - Class I	157,232	—	34,199	—	13,850	35,713	172,596	4.2
JNL/Causeway International Value Select Fund - Class I	104,231	18,000	18,982	—	2,647	19,291	125,187	3.0
JNL/ClearBridge Large Cap Growth Fund - Class I	259,915	—	56,690	—	18,938	58,341	280,504	6.7
JNL/DoubleLine Core Fixed Income Fund - Class I	121,953	21,244	3,732	—	(253)	3,702	142,914	3.4
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,627	—	2,858	—	(58)	2,883	82,594	2.0
JNL/DoubleLine Total Return Fund - Class I	181,722	22,566	5,533	—	(185)	5,110	203,680	4.9
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	101,816	—	2,635	—	(21)	3,024	102,184	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	40,562	—	4,153	—	581	5,044	42,034	1.0
JNL/Invesco Diversified Dividend Fund - Class I	163,403	—	1,339	—	299	5,055	167,418	4.0
JNL/Invesco Global Growth Fund - Class I	40,677	—	7,325	—	1,377	7,511	42,240	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	80,215	—	6,680	—	2,767	9,128	85,430	2.1
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,566	—	5,999	—	(324)	5,287	283,530	6.8
JNL/JPMorgan U.S. Value Fund - Class I	61,123	—	350	—	138	2,123	63,034	1.5
JNL/Lazard International Strategic Equity Fund - Class I	102,970	—	11,084	—	442	12,225	104,553	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	81,511	—	42,040	—	(1,702)	2,972	40,741	1.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	41,330	—	21,718	—	(3,835)	1,102	16,879	0.4
JNL/Newton Equity Income Fund - Class I	40,785	—	574	—	21	1,443	41,675	1.0
JNL/PIMCO Income Fund - Class I	82,156	21,344	3,096	—	201	2,183	102,788	2.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	81,380	—	2,085	—	(154)	2,609	81,750	2.0
JNL/PIMCO Real Return Fund - Class I	101,341	—	1,990	—	246	1,687	101,284	2.4
JNL/PPM America High Yield Bond Fund - Class I	80,995	—	1,975	—	126	3,838	82,984	2.0
JNL/PPM America Total Return Fund - Class I	183,372	22,141	6,432	—	222	4,930	204,233	4.9
JNL/T. Rowe Price Established Growth Fund - Class I	270,464	—	55,689	—	16,469	69,633	300,877	7.2
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	40,680	—	3,231	—	(232)	5,403	42,620	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	122,073	—	42,251	—	(645)	2,271	81,448	2.0
JNL/T. Rowe Price U.S. High Yield Fund - Class I	40,756	—	1,909	—	(24)	2,806	41,629	1.0
JNL/T. Rowe Price Value Fund - Class I	286,082	—	3,395	—	950	11,283	294,920	7.1
JNL/WCM Focused International Equity Fund - Class I	101,889	—	11,018	—	(239)	14,471	105,103	2.5
JNL/William Blair International Leaders Fund - Class I	40,708	—	3,631	—	(968)	5,598	41,707	1.0
JNL/WMC Government Money Market Fund - Class I	81,109	2,727	1,833	1,739	—	—	82,003	2.0
JNL/WMC Value Fund - Class I	182,620	—	177	—	43	3,750	186,236	4.5
	4,050,315	108,022	386,538	1,739	55,346	332,722	4,159,867	100.0

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Mobile Telesystems	11/16/20	143	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	06/19/17	658	—	—
Public Joint Stock Society Inter RAO UES	12/12/16	331	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	522	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	463	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	266	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	1	—	—
TCS Group Holding PLC	01/10/22	100	—	—
		2,484	—	—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value under U.S. GAAP, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.5%
U.S. Treasury Note 32.3%
Treasury, United States Department of
0.38%, 07/15/24 - 09/30/27	28,909	26,285
1.75%, 07/31/24 - 11/15/29	10,445	9,604
2.13%, 07/31/24 - 05/31/26	6,040	5,741
3.00%, 07/31/24 - 10/31/25	6,825	6,608
1.25%, 08/31/24 - 08/15/31	20,940	18,025
1.88%, 08/31/24 - 02/15/32	12,125	10,922
3.25%, 08/31/24 - 06/30/29	4,375	4,232
1.50%, 09/30/24 - 02/15/30	15,685	14,626
4.25%, 09/30/24 - 10/15/25	3,385	3,342
0.63%, 10/15/24 - 05/15/30	19,686	16,931
2.25%, 10/31/24 - 11/15/27	9,260	8,680
4.38%, 10/31/24	1,500	1,482
0.75%, 11/15/24 - 01/31/28	19,655	17,625
4.50%, 11/30/24 - 11/15/25	3,435	3,407
1.13%, 01/15/25 - 02/15/31	19,415	17,145
1.38%, 01/31/25 - 11/15/31	10,966	9,474
4.13%, 01/31/25 - 11/15/32	10,835	10,860
2.75%, 02/28/25 - 08/15/32	15,247	14,301
4.63%, 02/28/25 - 03/15/26	4,940	4,921
2.63%, 03/31/25 - 02/15/29	10,010	9,386
3.88%, 03/31/25 - 12/31/27	9,275	9,115
4.25%, 05/31/25 (a)	1,215	1,200
2.88%, 06/15/25 - 05/15/32	10,967	10,351
0.25%, 06/30/25 - 09/30/25	6,175	5,618
2.00%, 08/15/25 - 11/15/26	4,173	3,922
3.13%, 08/15/25 - 11/15/28	8,650	8,269
3.50%, 09/15/25 - 02/15/33	11,915	11,582
4.00%, 12/15/25 - 02/28/30	10,600	10,525
1.63%, 02/15/26 - 05/15/31	10,387	9,364
0.50%, 02/28/26 - 10/31/27	10,295	9,016
3.75%, 04/15/26 - 06/30/30	3,055	3,001
3.63%, 05/15/26 - 03/31/30	7,915	7,737
0.88%, 06/30/26 - 11/15/30	13,480	11,614
2.50%, 03/31/27	1,760	1,649
2.38%, 05/15/27 - 03/31/29	3,470	3,196
3.50%, 04/30/28 (a)	1,760	1,710
1.00%, 07/31/28	4,395	3,769
0.63%, 08/15/30 (b)	7,015	5,589
3.38%, 05/15/33	2,000	1,929
		332,753
Mortgage-Backed Securities 27.1%
Federal Home Loan Mortgage Corporation
4.50%, 07/01/23 - 01/01/53	2,784	2,708
3.50%, 10/01/23 - 12/01/52	7,211	6,683
3.00%, 02/01/24 - 09/01/52	10,273	9,275
4.00%, 02/01/24 - 04/01/53	5,334	5,079
5.00%, 03/01/26 - 10/01/49	746	743
2.50%, 08/01/27 - 05/01/52	19,016	16,388
6.50%, 07/01/28 - 03/01/39	80	83
5.50%, 11/01/28 - 02/01/40	331	335
2.00%, 01/01/29 - 03/01/52	27,462	22,830
6.00%, 02/01/29 - 05/01/40	224	231
1.50%, 02/01/36 - 03/01/52	7,316	5,900
Federal National Mortgage Association, Inc.
5.00%, 09/01/23 - 06/01/49	1,157	1,155
4.00%, 03/01/24 - 09/01/52	8,639	8,242
4.50%, 04/01/24 - 07/01/53	2,913	2,851
6.00%, 05/01/24 - 09/01/39	452	462
3.50%, 09/01/25 - 06/01/52	13,071	12,136
3.00%, 11/01/26 - 03/01/52	20,916	18,841
2.50%, 03/01/27 - 05/01/52	35,849	30,800
2.00%, 09/01/28 - 06/01/52	39,109	32,467
TBA, 4.50%, 08/15/30 - 07/15/53 (c)	4,700	4,521
5.50%, 01/01/32 - 02/01/42	686	695
6.50%, 07/01/32 - 12/01/38	147	153
1.50%, 09/01/35 - 09/01/51	8,830	7,274
7.00%, 12/01/35 - 02/01/38	12	12
TBA, 1.50%, 07/15/38 (c)	1,425	1,229
TBA, 2.00%, 07/15/38 - 07/15/53 (c)	11,375	9,394
TBA, 3.50%, 07/15/38 - 07/15/53 (c)	475	444
TBA, 4.00%, 07/15/38 - 08/15/53 (c)	1,975	1,858
TBA, 5.00%, 07/15/38 - 08/15/53 (c)	6,100	5,979
TBA, 3.00%, 07/15/53 (c)	50	44
TBA, 5.50%, 07/15/53 - 08/15/53 (c)	4,550	4,528
TBA, 6.00%, 07/15/53 - 08/15/53 (c)	2,300	2,320
TBA, 6.50%, 07/15/53 (c)	650	664
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	4,127	3,968
4.50%, 04/20/26 - 07/20/52	2,106	2,061
3.50%, 05/15/26 - 09/20/52	8,990	8,411
3.00%, 01/20/27 - 06/20/52	11,828	10,703
2.50%, 08/20/27 - 07/20/52	16,116	13,995
8.50%, 06/15/30 - 12/15/30	1	1
TBA, 6.00%, 08/21/31 - 07/15/53 (c)	1,550	1,560
6.00%, 05/15/32 - 12/20/40	66	66
5.00%, 03/15/33 - 06/20/49	888	885
5.50%, 08/15/33 - 04/20/43	144	146
6.50%, 07/15/38	3	3
TBA, 5.50%, 08/15/43 - 07/15/53 (c)	1,875	1,867
2.00%, 11/20/50 - 05/20/52	10,572	8,889
TBA, 5.00%, 08/15/52 - 07/15/53 (c)	2,350	2,309
TBA, 2.00%, 07/15/53 (c)	4,300	3,610
TBA, 4.00%, 07/15/53 (c)	1,575	1,489
TBA, 4.50%, 07/15/53 (c)	2,200	2,123
		278,410
U.S. Treasury Bond 8.1%
Treasury, United States Department of
6.00%, 02/15/26	415	428
5.25%, 11/15/28 - 02/15/29	1,037	1,090
4.50%, 02/15/36 - 08/15/39	1,500	1,616
4.75%, 02/15/37 - 02/15/41	2,362	2,607
4.25%, 05/15/39	970	1,014
4.63%, 02/15/40	40	44
1.13%, 05/15/40	2,545	1,649
4.38%, 05/15/40 - 05/15/41	1,478	1,559
3.88%, 08/15/40 - 05/15/43	2,428	2,385
1.38%, 11/15/40 - 08/15/50	5,401	3,214
1.88%, 02/15/41 - 11/15/51	7,760	5,240
2.25%, 05/15/41 - 02/15/52	9,785	7,165
1.75%, 08/15/41	1,545	1,085
3.75%, 08/15/41 - 11/15/43	2,680	2,571
2.00%, 11/15/41 - 08/15/51	6,054	4,176
3.13%, 11/15/41 - 05/15/48	4,322	3,762
2.38%, 02/15/42 - 05/15/51	6,680	5,054
3.25%, 05/15/42	765	683
2.75%, 08/15/42 - 11/15/47	4,339	3,530
3.38%, 08/15/42 - 11/15/48	3,217	2,907
4.00%, 11/15/42 - 11/15/52	1,550	1,570
2.88%, 05/15/43 - 05/15/52	6,157	5,097
3.63%, 08/15/43 - 05/15/53	5,646	5,332
3.00%, 11/15/44 - 08/15/52	16,031	13,531
2.50%, 05/15/46	1,955	1,502
1.25%, 05/15/50	4,047	2,275
1.63%, 11/15/50	3,940	2,446
		83,532
U.S. Government Agency Obligations 1.3%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (d)	500	410
1.23%, 09/10/29 (d)	500	413
1.65%, 07/23/35 (d)	225	160
Federal Home Loan Mortgage Corporation
1.50%, 02/12/25 (d)	680	642
0.38%, 07/21/25 (d)	1,250	1,140
0.63%, 11/25/25 (d)	750	677
0.80%, 10/27/26 (d)	200	177
6.75%, 09/15/29 - 03/15/31 (d)	180	208
6.25%, 07/15/32 (a) (d)	605	706
Federal National Mortgage Association, Inc.
2.63%, 09/06/24 (d)	900	878
1.63%, 10/15/24 (d)	500	477
0.63%, 04/22/25 (d)	1,000	925
0.50%, 06/17/25 (d)	1,000	917

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
0.88%, 12/18/26 (d)	225	198
7.25%, 05/15/30 (d)	540	640
6.63%, 11/15/30 (d)	631	731
FHLBanks Office of Finance
2.88%, 09/13/24 (d)	1,200	1,165
0.50%, 04/14/25 (d)	400	370
3.25%, 11/16/28 (d)	950	910
5.50%, 07/15/36 (d)	400	453
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	212
5.38%, 04/01/56 (d)	300	328
		12,737
Sovereign 1.1%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28	300	296
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	487
6.55%, 03/14/37	250	279
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	189
4.13%, 11/20/45	200	181
5.10%, 06/18/50	100	99
4.98%, 04/20/55	100	97
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	379
8.30%, 08/15/31	300	356
4.75%, 04/27/32 - 03/08/44	856	760
4.28%, 08/14/41	500	410
5.55%, 01/21/45	300	285
4.60%, 01/23/46	250	207
5.75%, 10/12/10	100	89
Gouvernement de la Province de Quebec
2.88%, 10/16/24 (a)	300	291
3.63%, 04/13/28	300	289
Government of Canada
1.63%, 01/22/25	200	190
Government of the Republic of Panama
6.40%, 02/14/35	200	208
6.70%, 01/26/36	400	427
4.50%, 04/16/50	600	460
Japan Bank For International Cooperation
4.25%, 01/26/26	300	295
Koztarsasagi Elnoki Hivatal
7.63%, 03/29/41	250	282
Ministry of Defence State of Israel
2.75%, 07/03/30	400	353
3.38%, 01/15/50	200	150
4.50%, 04/03/20	300	243
Ontario, Government of
0.63%, 01/21/26	300	270
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	375
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	199
The Philippines, Government of
9.50%, 02/02/30	400	502
1.65%, 06/10/31	300	237
6.38%, 01/15/32	500	555
3.70%, 03/01/41	300	249
5.95%, 10/13/47	200	217
The Province of British Columbia, Government of
6.50%, 01/15/26	70	72
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	532
5.35%, 02/11/49 (a)	200	203
The Republic of Korea, Government of
5.63%, 11/03/25	250	251
Urzad Rady Ministrow
5.50%, 11/16/27	300	307
5.75%, 11/16/32	300	315
		11,586
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K046, REMIC, 3.21%, 03/25/25	200	193
Series A2-K062, REMIC, 3.41%, 12/25/26	500	477
Series A2-K082, REMIC, 3.92%, 09/25/28 (e)	750	726
Series A2-K087, REMIC, 3.77%, 12/25/28	500	479
Series A2-K092, REMIC, 3.30%, 04/25/29	400	374
Series A1-K099, REMIC, 2.26%, 06/25/29	361	329
Series A1-K106, REMIC, 1.78%, 10/25/29	481	421
Series A2-K103, REMIC, 2.65%, 11/25/29	600	536
Series A2-K117, REMIC, 1.41%, 08/25/30	500	405
Series A2-K126, REMIC, 2.07%, 01/25/31	400	337
Series AM-K138, REMIC, 1.89%, 01/25/32	300	241
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	543
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	563
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	243	230
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (e)	351	330
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (e)	478	453
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	294	272
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	492	441
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	439
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	297	252
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	325	274
Series 2022-A2-M1, REMIC, 1.73%, 10/25/31 (e)	300	239
		8,554
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	322
Bay Area Toll Authority
6.26%, 04/01/49	200	237
California, State of
3.50%, 04/01/28	80	76
6.00%, 03/01/33	100	110
7.55%, 04/01/39	300	378
Chicago Transit Authority
6.90%, 12/01/40	195	221
Connecticut, State of
5.85%, 03/15/32	125	133
Cook, County of
6.23%, 11/15/34	100	108
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	227
Dallas County Hospital District
5.62%, 08/15/44	300	321
Dallas Independent School District
6.45%, 02/15/35	300	303
District of Columbia, Government of
5.59%, 12/01/34	220	229
Florida Department of Management Services
1.71%, 07/01/27	300	266
Illinois, State of
7.35%, 07/01/35	371	400
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	263
Los Angeles Unified School District
5.76%, 07/01/29	200	206
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	299
Municipal Electric Authority of Georgia
7.06%, 04/01/57	190	201
New Jersey Economic Development Authority
7.43%, 02/15/29	200	215
New Jersey Turnpike Authority
7.10%, 01/01/41	250	305
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	268
New York City Transitional Finance Authority
5.77%, 08/01/36	250	263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	317
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	186
San Diego County Water Authority
6.14%, 05/01/49	260	294
Texas A&M University
3.66%, 07/01/47	100	84
Texas Department of Transportation
5.18%, 04/01/30	400	405
Texas, State of
5.52%, 04/01/39	200	214
The Ohio State University
4.91%, 06/01/40	200	199
3.80%, 12/01/46	500	415
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	214
4.46%, 10/01/62	300	274
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	206
Wisconsin, State of
5.70%, 05/01/26	305	307
		8,466
Total Government And Agency Obligations (cost $810,301)		736,038
CORPORATE BONDS AND NOTES 26.6%
Financials 9.2%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	276
Ally Financial Inc.
5.80%, 05/01/25	250	246
6.99%, 06/13/29	200	198
American Express Company
3.00%, 10/30/24	400	386
3.30%, 05/03/27	300	280
4.05%, 12/03/42	200	174
American International Group, Inc.
2.50%, 06/30/25	234	220
4.75%, 04/01/48	60	54
4.38%, 06/30/50	350	296
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	99
Aon Corporation
3.75%, 05/02/29	300	278
2.80%, 05/15/30	350	303
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	137
Ares Capital Corporation
4.25%, 03/01/25	300	286
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	32
Asian Development Bank
1.50%, 10/18/24 - 01/20/27	1,150	1,059
2.13%, 03/19/25	200	190
0.63%, 04/29/25	240	222
1.00%, 04/14/26	300	272
2.38%, 08/10/27	300	278
2.75%, 01/19/28	400	375
6.38%, 10/01/28	210	228
1.88%, 01/24/30	200	174
4.00%, 01/12/33	300	300
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	321
Athene Holding Ltd
3.95%, 05/25/51	300	203
Banco Santander, S.A.
2.75%, 05/28/25 (f)	400	374
5.15%, 08/18/25 (f)	400	394
3.80%, 02/23/28 (f)	400	367
Bank of America Corporation
4.20%, 08/26/24	750	735
4.00%, 01/22/25	250	243
2.46%, 10/22/25	400	382
1.32%, 06/19/26	165	151
4.83%, 07/22/26	300	295
1.20%, 10/24/26	300	270
5.08%, 01/20/27	300	296
3.59%, 07/21/28	750	699
6.20%, 11/10/28	400	411
3.97%, 03/05/29	150	141
4.27%, 07/23/29	170	161
3.19%, 07/23/30	300	265
2.88%, 10/22/30	400	344
2.50%, 02/13/31	185	155
2.59%, 04/29/31	250	210
1.90%, 07/23/31	150	120
1.92%, 10/24/31	300	238
2.69%, 04/22/32	255	211
2.30%, 07/21/32	200	160
2.57%, 10/20/32	300	244
2.97%, 02/04/33 - 07/21/52	500	386
6.11%, 01/29/37	250	264
3.85%, 03/08/37	200	171
4.24%, 04/24/38	120	105
3.31%, 04/22/42	195	149
4.44%, 01/20/48	120	106
3.95%, 01/23/49	75	61
4.33%, 03/15/50	300	258
2.83%, 10/24/51	200	131
3.48%, 03/13/52	55	41
Bank of Montreal
1.50%, 01/10/25 (f)	300	282
0.95%, 01/22/27	600	535
4.70%, 09/14/27 (f)	100	97
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	282
Barclays PLC
3.65%, 03/16/25 (f)	400	384
5.83%, 05/09/27	300	296
2.89%, 11/24/32 (f)	200	156
6.22%, 05/09/34	300	299
5.25%, 08/17/45	250	232
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	183
4.20%, 08/15/48	135	122
2.85%, 10/15/50	200	139
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	212
BlackRock, Inc.
2.40%, 04/30/30	200	173
Blackstone Private Credit Fund
2.70%, 01/15/25	400	374
BNP Paribas
4.25%, 10/15/24	250	243
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	203
Brookfield Corporation
4.00%, 01/15/25	250	243
Brookfield Financial, Inc.
3.90%, 01/25/28	150	139
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (f)	200	190
0.95%, 10/23/25 (f)	300	270
Capital One Financial Corporation
4.20%, 10/29/25	500	478
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	287
4.35%, 05/15/26	200	197
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	136
CI Financial Corp.
4.10%, 06/15/51	250	152
Cincinnati Financial Corporation
6.13%, 11/01/34	100	105
Citigroup Inc.
5.50%, 09/13/25	300	298
2.01%, 01/25/26	300	282
3.11%, 04/08/26	250	239

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
3.20%, 10/21/26	780	730
3.89%, 01/10/28	160	152
3.67%, 07/24/28	450	421
4.13%, 07/25/28	250	235
4.08%, 04/23/29	115	108
6.63%, 06/15/32	300	316
3.06%, 01/25/33	300	250
3.79%, 03/17/33	200	177
4.91%, 05/24/33	250	242
6.27%, 11/17/33	300	318
5.88%, 01/30/42	489	512
4.75%, 05/18/46	200	171
4.28%, 04/24/48	60	52
4.65%, 07/23/48	140	127
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	212
CME Group Inc.
3.00%, 03/15/25	200	193
Cooperatieve Rabobank U.A.
3.88%, 08/22/24	400	392
5.00%, 01/13/25 (f)	300	298
4.38%, 08/04/25	250	241
Corebridge Financial, Inc.
3.65%, 04/05/27	200	186
3.90%, 04/05/32	200	174
4.40%, 04/05/52	200	154
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (f)	300	260
3.55%, 09/18/31 (f)	300	249
3.73%, 01/14/32 (f)	400	302
Discover Bank
4.25%, 03/13/26	200	189
2.70%, 02/06/30	250	201
Equitable Holdings, Inc.
4.35%, 04/20/28	85	80
5.59%, 01/11/33	300	295
5.00%, 04/20/48	100	86
European Bank for Reconstruction and Development
0.50%, 05/19/25	500	460
European Investment Bank
1.88%, 02/10/25	600	569
1.63%, 03/14/25	210	198
0.38%, 12/15/25 - 03/26/26	525	471
3.88%, 03/15/28	210	207
Fidelity National Information Services, Inc.
4.70%, 07/15/27	300	292
Fifth Third Bancorp
8.25%, 03/01/38	300	344
Fiserv, Inc.
3.50%, 07/01/29	190	174
4.40%, 07/01/49	100	84
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	475
4.42%, 11/15/35	550	521
HSBC Holdings PLC
5.21%, 08/11/28	300	293
2.21%, 08/17/29 (f)	400	334
3.97%, 05/22/30	300	269
5.40%, 08/11/33	500	488
6.25%, 03/09/34	200	205
6.55%, 06/20/34 (f)	200	199
6.10%, 01/14/42	300	316
ING Groep N.V.
4.25%, 03/28/33 (f)	200	183
Inter-American Development Bank
2.13%, 01/15/25	500	477
1.75%, 03/14/25	160	151
0.63%, 07/15/25	500	459
1.50%, 01/13/27	750	678
4.00%, 01/12/28	300	297
1.13%, 01/13/31	300	246
3.50%, 04/12/33	95	91
4.38%, 01/24/44	100	100
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	334
4.60%, 03/15/33	250	242
4.25%, 09/21/48	75	65
3.00%, 09/15/60	85	56
5.20%, 06/15/62	250	248
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	237
0.63%, 04/22/25	430	398
0.38%, 07/28/25	300	274
2.50%, 07/29/25 - 03/29/32	1,640	1,519
0.50%, 10/28/25	500	449
5.75%, 06/15/26	200	200
3.13%, 06/15/27	400	381
1.38%, 04/20/28	300	263
4.50%, 06/26/28	200	198
3.50%, 07/12/28	205	198
3.88%, 02/14/30	210	207
1.25%, 02/10/31	195	161
International Finance Corporation
3.63%, 09/15/25	400	391
Japan Bank For International Cooperation
2.13%, 02/10/25	250	237
2.25%, 11/04/26	400	367
2.00%, 10/17/29	400	344
Jefferies Group LLC
4.15%, 01/23/30	150	135
John Deere Capital Corporation
4.05%, 09/08/25	100	98
0.70%, 01/15/26 (a)	300	270
3.45%, 03/07/29	115	108
1.45%, 01/15/31	200	160
JPMorgan Chase & Co.
3.13%, 01/23/25	305	295
2.30%, 10/15/25	235	224
2.08%, 04/22/26	250	234
8.00%, 04/29/27	200	219
3.54%, 05/01/28	300	281
2.18%, 06/01/28	500	445
4.85%, 07/25/28	150	148
3.51%, 01/23/29	200	185
4.01%, 04/23/29	150	141
4.20%, 07/23/29	640	607
2.74%, 10/15/30	220	190
2.52%, 04/22/31	405	343
2.96%, 05/13/31	350	299
1.76%, 11/19/31	85	67
2.58%, 04/22/32	200	166
2.96%, 01/25/33	300	253
4.91%, 07/25/33	200	196
5.72%, 09/14/33	100	101
5.35%, 06/01/34	500	505
5.60%, 07/15/41	400	415
3.96%, 11/15/48	200	164
3.90%, 01/23/49	105	85
3.11%, 04/22/51	370	259
3.33%, 04/22/52	195	142
KeyBank National Association
4.15%, 08/08/25	250	230
KeyCorp
2.25%, 04/06/27	250	207
KfW
2.50%, 11/20/24	800	770
2.00%, 05/02/25	680	643
0.38%, 07/18/25	275	251
0.63%, 01/22/26	300	271
3.75%, 02/15/28	300	294
0.00%, 06/29/37 (g)	150	85
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	371
3.88%, 06/14/28	200	197
Lazard Group LLC
4.38%, 03/11/29	300	278

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
3.87%, 07/09/25 (f)	250	243
4.34%, 01/09/48	500	385
Markel Group Inc.
4.15%, 09/17/50	300	235
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	61
5.45%, 03/15/53	100	102
MasterCard Incorporated
4.85%, 03/09/33	100	102
3.85%, 03/26/50	300	259
MetLife, Inc.
5.70%, 06/15/35	100	103
6.40%, 12/15/36	100	100
5.88%, 02/06/41	300	305
5.25%, 01/15/54	300	290
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	479
3.84%, 04/17/26	300	289
5.02%, 07/20/28	300	294
5.35%, 09/13/28	300	298
4.32%, 04/19/33	300	278
5.41%, 04/19/34	200	198
4.29%, 07/26/38	300	268
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	471
2.20%, 07/10/31	200	160
Moody's Corporation
2.00%, 08/19/31	400	322
Morgan Stanley
3.70%, 10/23/24	500	489
4.00%, 07/23/25	750	728
0.86%, 10/21/25	300	279
6.25%, 08/09/26	200	204
4.35%, 09/08/26	300	290
3.63%, 01/20/27	600	570
1.59%, 05/04/27	195	175
1.51%, 07/20/27	200	177
5.12%, 02/01/29	300	296
2.70%, 01/22/31	185	158
2.24%, 07/21/32	200	159
2.51%, 10/20/32	130	105
2.94%, 01/21/33	600	499
4.89%, 07/20/33	500	481
6.34%, 10/18/33	130	138
3.22%, 04/22/42	110	83
4.38%, 01/22/47	200	178
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	233
2.50%, 12/21/40 (h)	100	67
National Australia Bank Limited
5.20%, 05/13/25	300	299
4.97%, 01/12/26	250	249
2.50%, 07/12/26	500	463
NatWest Group PLC
7.47%, 11/10/26 (f)	400	408
5.81%, 09/13/29	200	197
Nomura Holdings, Inc.
2.65%, 01/16/25	200	189
Northern Trust Corporation
3.95%, 10/30/25	250	241
ORIX Corporation
3.70%, 07/18/27	200	188
Owl Rock Capital Corporation
3.40%, 07/15/26	400	355
Owl Rock Core Income Corp.
7.95%, 06/13/28 (i)	200	201
PACCAR Financial Corp.
4.60%, 01/10/28	250	251
PayPal Holdings, Inc.
1.65%, 06/01/25	600	562
2.85%, 10/01/29	100	89
3.25%, 06/01/50	200	145
PNC Bank, National Association
4.20%, 11/01/25	300	285
Principal Financial Group, Inc.
5.38%, 03/15/33	200	198
5.50%, 03/15/53	100	95
Prospect Capital Corporation
3.36%, 11/15/26	500	421
Prudential Financial, Inc.
3.91%, 12/07/47	313	251
3.70%, 03/13/51	300	231
Royal Bank of Canada
3.38%, 04/14/25 (f)	300	288
3.63%, 05/04/27 (f)	300	284
3.88%, 05/04/32 (a) (f)	300	273
5.00%, 02/01/33 (f)	150	147
S&P Global Inc.
2.45%, 03/01/27	200	185
4.75%, 08/01/28	100	100
2.50%, 12/01/29	200	174
2.90%, 03/01/32	200	173
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	487
6.50%, 03/09/29	200	198
Santander UK Group Holdings PLC
1.67%, 06/14/27 (f)	500	432
State Street Corporation
3.03%, 11/01/34	230	196
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	140
5.52%, 01/13/28	300	301
3.54%, 01/17/28	200	184
3.04%, 07/16/29	300	262
Synchrony Financial
4.25%, 08/15/24	250	241
The Bank of Nova Scotia
3.45%, 04/11/25 (f)	300	288
5.45%, 06/12/25 (f)	200	199
1.30%, 09/15/26 (f)	200	175
The Charles Schwab Corporation
1.65%, 03/11/31	300	230
The Export-Import Bank of Korea
3.25%, 11/10/25	400	380
The Goldman Sachs Group, Inc.
3.75%, 05/22/25	1,000	965
4.25%, 10/21/25	500	481
3.85%, 01/26/27	110	105
1.54%, 09/10/27	150	132
1.95%, 10/21/27	170	151
2.64%, 02/24/28	300	273
3.81%, 04/23/29	150	139
2.60%, 02/07/30	500	427
2.62%, 04/22/32	205	168
2.38%, 07/21/32	200	160
2.65%, 10/21/32	160	130
3.10%, 02/24/33	300	253
6.75%, 10/01/37	350	377
4.41%, 04/23/39	90	79
6.25%, 02/01/41	250	269
3.21%, 04/22/42	125	93
4.75%, 10/21/45	230	209
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	76
The Korea Development Bank
3.38%, 09/16/25	500	479
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	300	298
3.15%, 05/19/27	400	370
3.45%, 04/23/29	200	181
2.55%, 01/22/30 (a)	400	338
The Progressive Corporation
4.35%, 04/25/44	200	174
4.13%, 04/15/47	50	43
The Toronto-Dominion Bank
0.75%, 09/11/25 (f)	400	362
3.20%, 03/10/32 (f)	200	172
The Travelers Companies, Inc.
6.38%, 03/15/33	200	220

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.00%, 05/30/47	100	84
Toyota Motor Credit Corporation
4.40%, 09/20/24	300	296
4.80%, 01/10/25	250	248
1.80%, 02/13/25	400	379
0.80%, 10/16/25 - 01/09/26	600	542
2.15%, 02/13/30 (a)	500	429
1.65%, 01/10/31	100	80
4.70%, 01/12/33	100	99
Truist Bank
3.63%, 09/16/25	500	466
Truist Financial Corporation
2.50%, 08/01/24	325	313
6.05%, 06/08/27	200	200
U.S. Bancorp
3.15%, 04/27/27	500	463
1.38%, 07/22/30 (a)	100	77
U.S. Bank National Association
2.80%, 01/27/25	500	477
UBS Group AG
4.88%, 05/15/45 (f)	350	304
Unum Group
4.50%, 12/15/49	300	229
Visa Inc.
3.15%, 12/14/25	305	292
1.10%, 02/15/31	300	237
2.70%, 04/15/40	200	154
3.65%, 09/15/47	45	38
2.00%, 08/15/50	280	172
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	1,740	1,633
2.16%, 02/11/26	160	151
4.10%, 06/03/26	200	192
4.54%, 08/15/26	200	195
3.58%, 05/22/28	250	233
4.15%, 01/24/29	130	123
2.57%, 02/11/31	360	305
4.90%, 07/25/33	400	384
3.07%, 04/30/41	300	220
5.61%, 01/15/44	350	336
4.90%, 11/17/45	250	219
4.75%, 12/07/46	200	170
Westpac Banking Corporation
2.85%, 05/13/26	90	85
2.70%, 08/19/26 (a)	250	233
4.11%, 07/24/34 (f)	500	435
3.02%, 11/18/36	85	65
4.42%, 07/24/39 (f)	50	41
Willis North America Inc.
3.88%, 09/15/49	300	220
		94,807
Health Care 2.9%
Abbott Laboratories
2.95%, 03/15/25	250	241
1.40%, 06/30/30	300	247
6.00%, 04/01/39	100	112
4.75%, 04/15/43	200	197
AbbVie Inc.
2.60%, 11/21/24	400	384
3.80%, 03/15/25	400	389
3.60%, 05/14/25	140	135
3.20%, 05/14/26 - 11/21/29	550	506
4.25%, 11/14/28	100	97
4.30%, 05/14/36	115	106
4.05%, 11/21/39	400	349
4.63%, 10/01/42	500	452
4.45%, 05/14/46	140	124
4.88%, 11/14/48	100	94
Aetna Inc.
6.63%, 06/15/36	150	165
4.13%, 11/15/42	200	165
Amgen Inc.
2.60%, 08/19/26	180	167
2.45%, 02/21/30	80	68
5.25%, 03/02/30	400	401
2.30%, 02/25/31	350	291
3.15%, 02/21/40	265	203
3.38%, 02/21/50	265	194
4.66%, 06/15/51	408	366
3.00%, 01/15/52	200	133
AstraZeneca Finance LLC
4.90%, 03/03/30	200	199
AstraZeneca PLC
3.38%, 11/16/25	115	111
1.38%, 08/06/30	80	64
6.45%, 09/15/37	250	288
4.38%, 11/16/45 - 08/17/48	130	121
Baxalta Incorporated
4.00%, 06/23/25	250	243
5.25%, 06/23/45	60	59
Baxter International Inc.
1.92%, 02/01/27	145	129
2.54%, 02/01/32 (a)	100	81
Becton, Dickinson and Company
3.73%, 12/15/24	193	187
3.70%, 06/06/27	300	285
Biogen Inc.
4.05%, 09/15/25	440	425
Boston Scientific Corporation
1.90%, 06/01/25	400	375
Bristol-Myers Squibb Company
2.90%, 07/26/24	270	263
3.90%, 02/20/28	200	194
3.40%, 07/26/29	75	70
1.45%, 11/13/30	90	72
2.95%, 03/15/32	85	75
4.13%, 06/15/39	100	91
3.55%, 03/15/42	60	50
4.35%, 11/15/47	70	63
4.55%, 02/20/48	70	65
4.25%, 10/26/49	190	169
2.55%, 11/13/50	85	55
Cardinal Health, Inc.
3.75%, 09/15/25	100	96
3.41%, 06/15/27	200	188
Centene Corporation
2.45%, 07/15/28	365	313
2.63%, 08/01/31	305	243
Cigna Corporation
4.38%, 10/15/28	210	203
4.80%, 08/15/38 - 07/15/46	820	768
3.88%, 10/15/47	60	48
4.90%, 12/15/48	160	149
Cottage Health
3.30%, 11/01/49	300	223
CVS Health Corporation
4.10%, 03/25/25	400	392
2.88%, 06/01/26	200	188
4.30%, 03/25/28	620	597
3.25%, 08/15/29	600	539
1.75%, 08/21/30	95	76
2.70%, 08/21/40	70	49
5.13%, 07/20/45	200	185
5.05%, 03/25/48	470	435
Elevance Health, Inc.
2.25%, 05/15/30	350	294
4.38%, 12/01/47	80	70
3.60%, 03/15/51	70	54
Eli Lilly and Company
3.38%, 03/15/29	250	235
2.25%, 05/15/50	250	163
2.50%, 09/15/60	300	188
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	132
5.91%, 11/22/32	100	105
Gilead Sciences, Inc.
3.65%, 03/01/26	300	289
2.95%, 03/01/27	550	517
1.20%, 10/01/27	210	181

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
1.65%, 10/01/30	400	327
2.60%, 10/01/40	100	72
4.15%, 03/01/47	150	130
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	120	115
HCA Inc.
4.13%, 06/15/29 (a)	100	93
5.13%, 06/15/39	50	46
5.50%, 06/15/47	300	283
5.25%, 06/15/49	100	90
5.90%, 06/01/53	200	199
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	162
Humana Inc.
4.95%, 10/01/44	200	183
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	461
3.63%, 03/03/37	100	90
5.95%, 08/15/37	250	282
3.50%, 01/15/48	50	43
McKesson Corporation
5.10%, 07/15/33	200	200
MedStar Health, Inc.
3.63%, 08/15/49	200	150
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	98
Medtronic, Inc.
4.38%, 03/15/35	200	192
4.63%, 03/15/45	284	276
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	127
4.20%, 07/01/55	250	213
Merck & Co., Inc.
2.15%, 12/10/31	120	99
3.90%, 03/07/39	50	45
2.35%, 06/24/40	55	39
3.70%, 02/10/45	250	212
4.00%, 03/07/49	80	71
2.45%, 06/24/50	70	46
5.00%, 05/17/53	200	203
2.90%, 12/10/61	160	106
5.15%, 05/17/63	100	102
Mylan II B.V.
5.25%, 06/15/46	85	67
Northwell Health, Inc.
3.98%, 11/01/46	500	389
Novartis Capital Corporation
2.00%, 02/14/27	400	367
2.20%, 08/14/30 (a)	95	82
4.40%, 05/06/44	200	191
2.75%, 08/14/50 (a)	65	47
Pfizer Inc.
0.80%, 05/28/25	300	277
2.75%, 06/03/26	475	450
6.60%, 12/01/28 (j)	50	54
4.20%, 09/15/48	50	46
4.00%, 03/15/49	65	58
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	297
5.34%, 05/19/63	300	304
Providence St. Joseph Health
3.74%, 10/01/47	350	261
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	289
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	469
Stryker Corporation
3.50%, 03/15/26	250	239
4.10%, 04/01/43	200	170
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	253
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	204
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	215
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	185
5.25%, 02/15/28	200	204
3.88%, 12/15/28	200	192
4.25%, 01/15/29 - 06/15/48	180	168
5.30%, 02/15/30	200	207
2.30%, 05/15/31	80	68
4.20%, 05/15/32 - 01/15/47	400	372
5.35%, 02/15/33	200	208
5.80%, 03/15/36	150	161
3.50%, 08/15/39	250	210
3.05%, 05/15/41	80	62
4.45%, 12/15/48	60	55
5.88%, 02/15/53	100	111
4.95%, 05/15/62	250	241
6.05%, 02/15/63	100	113
Viatris Inc.
2.70%, 06/22/30	90	73
3.85%, 06/22/40	80	55
4.00%, 06/22/50	110	73
Wyeth LLC
5.95%, 04/01/37	250	273
Zoetis Inc.
5.40%, 11/14/25	200	201
2.00%, 05/15/30	200	167
5.60%, 11/16/32	200	210
		29,333
Utilities 2.2%
AEP Texas Inc.
3.45%, 01/15/50	10	7
AEP Transmission Company, LLC
5.40%, 03/15/53	100	103
Alabama Power Company
6.00%, 03/01/39	250	262
3.70%, 12/01/47	200	156
3.13%, 07/15/51	200	139
Ameren Illinois Company
3.25%, 03/01/25	250	242
American Water Capital Corp.
3.75%, 09/01/47	100	79
Appalachian Power Company
3.70%, 05/01/50	400	302
Arizona Public Service Company
4.50%, 04/01/42	100	85
Atmos Energy Corporation
1.50%, 01/15/31 (a)	300	236
Baltimore Gas and Electric Company
2.25%, 06/15/31 (a)	300	249
3.50%, 08/15/46	160	120
5.40%, 06/01/53	200	204
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	184
6.13%, 04/01/36	400	417
3.80%, 07/15/48	100	77
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	96
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	175
CMS Energy Corporation
4.75%, 06/01/50	300	257
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	296
5.70%, 06/15/40	100	100
3.88%, 06/15/47	300	236
Dominion Energy, Inc.
2.85%, 08/15/26	350	324
3.38%, 04/01/30	250	224
DTE Electric Company
3.38%, 03/01/25	200	194
2.63%, 03/01/31	250	214
2.95%, 03/01/50	400	274
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	682
5.30%, 02/15/40	300	301
3.70%, 12/01/47	200	157
3.20%, 08/15/49	250	180
Duke Energy Florida, LLC
3.40%, 10/01/46	60	45
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	262
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	80
Duke Energy Progress, LLC
4.20%, 08/15/45	250	210
5.35%, 03/15/53	100	101
Edison International
6.95%, 11/15/29	200	211
Eversource Energy
2.90%, 10/01/24	300	289
3.30%, 01/15/28	200	184
Exelon Corporation
3.95%, 06/15/25	150	145
4.95%, 06/15/35	250	240
Florida Power & Light Company
5.05%, 04/01/28	100	101
3.70%, 12/01/47	40	32
4.13%, 06/01/48	600	518
Iberdrola International B.V.
6.75%, 07/15/36	150	170
Idaho Power Company
5.50%, 03/15/53	100	102
Kentucky Utilities Company
5.13%, 11/01/40	150	143
MidAmerican Energy Company
3.50%, 10/15/24	200	195
6.75%, 12/30/31	50	56
3.15%, 04/15/50	125	88
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	279
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	198
5.00%, 02/28/30	200	198
2.25%, 06/01/30 (a)	400	333
5.05%, 02/28/33	200	197
5.25%, 02/28/53	200	193
NiSource Finance Corp.
3.49%, 05/15/27	200	188
NiSource Inc.
0.95%, 08/15/25	600	547
5.25%, 03/30/28	100	100
1.70%, 02/15/31	500	391
Northern States Power Company
4.13%, 05/15/44	500	426
5.10%, 05/15/53	200	197
NorthWestern Corporation
4.18%, 11/15/44	150	125
NSTAR Electric Company
3.20%, 05/15/27	200	188
4.95%, 09/15/52	100	97
Ohio Power Company
2.60%, 04/01/30	200	171
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	156
5.25%, 09/30/40	200	199
3.80%, 09/30/47	200	164
Pacific Gas And Electric Company
3.15%, 01/01/26	345	320
2.10%, 08/01/27	435	373
4.55%, 07/01/30	235	213
4.50%, 07/01/40	240	187
4.95%, 07/01/50	275	217
3.50%, 08/01/50	105	67
PacifiCorp
6.25%, 10/15/37	200	201
5.50%, 05/15/54	200	187
PECO Energy Company
4.15%, 10/01/44	250	213
2.85%, 09/15/51	500	333
PG&E Wildfire Recovery Funding LLC
5.21%, 12/01/47	100	100
5.10%, 06/01/52	225	228
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	232
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	167
3.00%, 10/01/49	250	177
Progress Energy, Inc.
7.75%, 03/01/31	300	340
Public Service Electric And Gas Company
3.00%, 05/15/27	200	187
5.50%, 03/01/40	200	205
2.05%, 08/01/50	300	177
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	157
Puget Energy, Inc.
5.76%, 10/01/39	200	203
3.25%, 09/15/49	170	121
San Diego Gas & Electric Company
2.50%, 05/15/26	250	233
1.70%, 10/01/30	200	160
Sempra Energy
5.40%, 08/01/26	200	199
5.50%, 08/01/33	200	199
4.00%, 02/01/48	50	39
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	418
6.00%, 01/15/34	75	78
5.63%, 02/01/36	195	193
4.05%, 03/15/42	200	161
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	167
3.15%, 09/30/51	400	270
Southwest Gas Corporation
5.45%, 03/23/28	100	100
System Energy Resources, Inc.
6.00%, 04/15/28	100	99
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	247
The Southern Company
3.70%, 04/30/30 (f)	250	229
4.40%, 07/01/46	400	343
Union Electric Company
3.65%, 04/15/45	350	272
Virginia Electric and Power Company
6.00%, 05/15/37	200	209
4.45%, 02/15/44	100	86
4.00%, 11/15/46	300	239
Washington Gas Light Company
3.80%, 09/15/46	200	155
Wisconsin Electric Power Company
4.75%, 09/30/32	100	98
Xcel Energy Inc.
2.60%, 12/01/29	300	256
		23,146
Information Technology 2.0%
Adobe Inc.
2.30%, 02/01/30	200	176
Apple Inc.
1.13%, 05/11/25	250	233
0.70%, 02/08/26	255	230
2.45%, 08/04/26	320	300
3.35%, 02/09/27 - 08/08/32	475	455
3.20%, 05/11/27	150	143
3.00%, 11/13/27 (a)	620	584
4.00%, 05/10/28	200	197
2.20%, 09/11/29	300	263
1.65%, 05/11/30 - 02/08/31	445	372
4.30%, 05/10/33	200	199
2.38%, 02/08/41	90	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.25%, 02/09/47 (a)	60	57
3.75%, 09/12/47	60	52
2.95%, 09/11/49	300	223
2.65%, 05/11/50	250	175
4.85%, 05/10/53	100	103
2.80%, 02/08/61	240	162
4.10%, 08/08/62	125	110
Applied Materials, Inc.
3.90%, 10/01/25	350	341
Autodesk, Inc.
4.38%, 06/15/25	500	489
Broadcom Corporation
3.50%, 01/15/28	300	278
Broadcom Inc.
3.15%, 11/15/25	100	95
4.75%, 04/15/29	200	194
5.00%, 04/15/30	250	246
4.15%, 11/15/30	100	92
3.47%, 04/15/34 (i)	255	209
3.50%, 02/15/41 (i)	300	225
3.75%, 02/15/51 (i)	300	221
Cisco Systems, Inc.
3.50%, 06/15/25	100	97
2.50%, 09/20/26	400	374
Corning Incorporated
5.75%, 08/15/40	95	96
3.90%, 11/15/49	300	227
4.38%, 11/15/57 (a)	40	32
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	251
6.02%, 06/15/26 (h)	425	431
6.20%, 07/15/30 (h)	250	260
8.10%, 07/15/36 (h)	79	92
8.35%, 07/15/46 (h)	30	37
3.45%, 12/15/51 (i)	60	40
DXC Technology Company
2.38%, 09/15/28	300	250
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (j)	180	178
6.10%, 04/01/26	200	201
6.35%, 10/15/45 (j)	90	94
Intel Corporation
3.70%, 07/29/25	500	487
3.15%, 05/11/27	150	141
4.88%, 02/10/28	130	130
2.45%, 11/15/29	250	216
5.20%, 02/10/33	115	116
2.80%, 08/12/41	300	214
4.25%, 12/15/42	200	174
4.10%, 05/11/47	150	126
3.73%, 12/08/47	120	94
3.25%, 11/15/49	80	56
5.05%, 08/05/62	105	97
5.90%, 02/10/63	125	129
International Business Machines Corporation
4.00%, 07/27/25 - 06/20/42	500	462
7.00%, 10/30/25	200	208
3.50%, 05/15/29	210	194
5.88%, 11/29/32	100	107
4.15%, 05/15/39	250	219
4.25%, 05/15/49	150	128
Keysight Technologies, Inc.
4.55%, 10/30/24	300	295
KLA Corporation
3.30%, 03/01/50	300	226
Micron Technology, Inc.
5.38%, 04/15/28	200	198
Microsoft Corporation
3.13%, 11/03/25	680	655
2.53%, 06/01/50	377	262
2.92%, 03/17/52	210	157
2.68%, 06/01/60	179	120
3.04%, 03/17/62	220	160
Motorola Solutions, Inc.
4.60%, 05/23/29	300	290
NVIDIA Corporation
1.55%, 06/15/28	300	262
3.50%, 04/01/40	300	257
Oracle Corporation
2.65%, 07/15/26	500	463
3.25%, 11/15/27	210	195
2.88%, 03/25/31	230	196
6.25%, 11/09/32	110	117
3.90%, 05/15/35	350	302
3.80%, 11/15/37	200	164
3.60%, 04/01/40	400	309
4.50%, 07/08/44	200	167
4.13%, 05/15/45	200	157
6.90%, 11/09/52	105	118
5.55%, 02/06/53	95	92
4.38%, 05/15/55	310	249
4.10%, 03/25/61	235	174
Qualcomm Incorporated
3.45%, 05/20/25	150	146
5.40%, 05/20/33	200	211
4.65%, 05/20/35	60	60
4.50%, 05/20/52	250	228
6.00%, 05/20/53	100	112
Roper Technologies, Inc.
1.40%, 09/15/27	300	259
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	200	175
2.65%, 08/09/31 (h)	200	153
Texas Instruments Incorporated
1.90%, 09/15/31	300	247
4.90%, 03/14/33	100	103
4.15%, 05/15/48	75	68
5.00%, 03/14/53	200	203
VMware, Inc.
4.50%, 05/15/25 (h)	250	245
4.70%, 05/15/30 (h)	250	239
		20,482
Communication Services 1.9%
Alphabet Inc.
0.45%, 08/15/25	250	229
2.00%, 08/15/26	300	278
1.10%, 08/15/30 (a)	280	226
2.25%, 08/15/60	225	137
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	109
4.38%, 07/16/42	200	176
AT&T Inc.
2.30%, 06/01/27	500	449
4.35%, 03/01/29 - 06/15/45	255	233
2.55%, 12/01/33	751	588
4.50%, 05/15/35 - 03/09/48	1,606	1,429
3.65%, 06/01/51 - 09/15/59	706	511
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (j)	250	307
Charter Communications Operating, LLC
4.91%, 07/23/25	640	628
5.38%, 04/01/38	200	170
6.48%, 10/23/45	210	197
5.75%, 04/01/48	100	85
4.80%, 03/01/50	200	151
5.25%, 04/01/53	200	162
4.40%, 12/01/61	75	51
5.50%, 04/01/63	300	241
Comcast Corporation
3.38%, 08/15/25	290	280
4.15%, 10/15/28	650	629
4.55%, 01/15/29 (a)	100	98
6.50%, 11/15/35	100	112
6.95%, 08/15/37	250	289
3.90%, 03/01/38	70	61
4.00%, 08/15/47 - 03/01/48	410	343
4.70%, 10/15/48	365	342
2.45%, 08/15/52 (a)	750	459
5.50%, 05/15/64	120	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (j)	300	359
Electronic Arts Inc.
2.95%, 02/15/51	300	203
Fox Corporation
5.48%, 01/25/39	65	61
5.58%, 01/25/49	80	75
Meta Platforms, Inc.
4.80%, 05/15/30	100	100
3.85%, 08/15/32	130	121
4.95%, 05/15/33	85	85
5.60%, 05/15/53	200	205
4.65%, 08/15/62	175	154
5.75%, 05/15/63	165	171
NBCUniversal Media, LLC
6.40%, 04/30/40	250	276
Omnicom Group Inc.
2.60%, 08/01/31	375	311
Orange
5.38%, 01/13/42	100	99
5.50%, 02/06/44	300	304
Paramount Global
7.88%, 07/30/30	125	132
Rogers Communications Inc.
3.63%, 12/15/25	300	284
3.70%, 11/15/49	250	177
4.55%, 03/15/52 (i)	300	243
Telefonica Emisiones SA
5.52%, 03/01/49	300	270
Telefonica Europe B.V.
8.25%, 09/15/30	250	289
The Walt Disney Company
1.75%, 08/30/24	150	144
2.00%, 09/01/29	625	532
6.20%, 12/15/34	50	55
2.75%, 09/01/49	225	153
3.80%, 05/13/60	350	281
T-Mobile USA, Inc.
3.50%, 04/15/25	340	327
2.05%, 02/15/28	900	782
3.88%, 04/15/30	435	401
2.55%, 02/15/31	400	332
4.50%, 04/15/50	160	138
5.75%, 01/15/54	200	206
3.60%, 11/15/60	100	70
5.80%, 09/15/62	100	102
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	57
Verizon Communications Inc.
3.38%, 02/15/25	223	215
1.45%, 03/20/26	325	295
4.13%, 03/16/27	300	292
4.33%, 09/21/28	400	386
4.02%, 12/03/29	982	919
1.75%, 01/20/31	130	103
2.36%, 03/15/32	250	201
2.65%, 11/20/40	180	125
3.40%, 03/22/41	215	166
3.70%, 03/22/61	405	295
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	164
4.25%, 09/17/50	75	60
5.13%, 06/19/59	110	98
5.75%, 02/10/63	50	48
		19,957
Consumer Staples 1.8%
Altria Group, Inc.
4.80%, 02/14/29	180	175
5.80%, 02/14/39	110	108
4.50%, 05/02/43	200	159
5.95%, 02/14/49	400	380
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	482	469
4.90%, 02/01/46	300	287
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	279
3.50%, 06/01/30	110	102
5.45%, 01/23/39	500	519
4.44%, 10/06/48	362	328
5.80%, 01/23/59	295	322
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	281
B.A.T. Capital Corporation
3.22%, 09/06/26	250	232
2.73%, 03/25/31	300	239
4.39%, 08/15/37	150	120
4.54%, 08/15/47	150	111
3.98%, 09/25/50	200	135
B.A.T. International Finance P.L.C.
1.67%, 03/25/26 (a)	500	450
Brown-Forman Corporation
4.75%, 04/15/33	100	100
California Institute of Technology
4.32%, 08/01/45	40	37
Campbell Soup Company
4.15%, 03/15/28	300	287
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	188
3.95%, 08/01/47	200	167
Conagra Brands, Inc.
1.38%, 11/01/27	300	254
5.30%, 11/01/38	55	53
5.40%, 11/01/48	55	53
Constellation Brands, Inc.
3.15%, 08/01/29	400	358
Costco Wholesale Corporation
3.00%, 05/18/27 (a)	80	76
1.38%, 06/20/27	300	265
Dollar General Corporation
5.45%, 07/05/33	200	199
Dollar Tree, Inc.
4.20%, 05/15/28	90	85
General Mills, Inc.
4.20%, 04/17/28	105	102
Haleon US Capital LLC
4.00%, 03/24/52	250	208
Kenvue Inc.
5.35%, 03/22/26 (i)	200	201
5.00%, 03/22/30 (i)	200	201
4.90%, 03/22/33 (i)	100	101
5.05%, 03/22/53 (i)	200	204
5.20%, 03/22/63 (i)	100	102
Keurig Dr Pepper Inc.
4.50%, 04/15/52	100	88
Kraft Heinz Foods Company
3.88%, 05/15/27	200	192
5.00%, 06/04/42	400	374
4.38%, 06/01/46	200	170
Massachusetts Institute of Technology
5.60%, 07/01/11	100	113
4.68%, 07/01/14	250	235
McCormick & Company, Incorporated
0.90%, 02/15/26	405	361
1.85%, 02/15/31	300	238
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	182
Molson Coors Beverage Company
3.00%, 07/15/26	500	467
PepsiCo, Inc.
3.00%, 10/15/27	500	471
3.45%, 10/06/46	90	74
2.75%, 10/21/51	50	36
3.88%, 03/19/60	400	347
Philip Morris International Inc.
4.38%, 11/15/41	300	256
RELX Capital Inc.
4.00%, 03/18/29	300	286
Reynolds American Inc.
5.70%, 08/15/35	100	94

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sysco Corporation
5.95%, 04/01/30 (h)	266	278
6.60%, 04/01/50 (h)	300	342
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	17
The Coca-Cola Company
2.13%, 09/06/29	250	218
1.38%, 03/15/31	300	241
2.25%, 01/05/32	350	298
3.00%, 03/05/51	300	229
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	29
3.13%, 12/01/49	225	166
The J.M. Smucker Company
3.50%, 03/15/25	300	290
3.38%, 12/15/27	250	234
The Kroger Co.
4.50%, 01/15/29	300	292
7.50%, 04/01/31	150	171
4.45%, 02/01/47	300	261
Tyson Foods, Inc.
5.15%, 08/15/44	200	181
Unilever Capital Corporation
1.38%, 09/14/30	500	401
University of Notre Dame du Lac
3.44%, 02/15/45	250	205
University of Southern California
3.03%, 10/01/39	450	363
5.25%, 10/01/11	20	20
University of Washington
3.52%, 04/15/54	100	81
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	195
4.10%, 04/15/50	400	284
Walmart Inc.
2.85%, 07/08/24	125	122
2.65%, 12/15/24	300	289
4.00%, 04/15/26	200	196
3.90%, 04/15/28 (a)	200	195
3.70%, 06/26/28	185	179
3.63%, 12/15/47	300	255
4.50%, 09/09/52 - 04/15/53	300	293
		18,246
Energy 1.7%
Apache Corporation
4.25%, 01/15/30 (a)	200	178
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	370
4.49%, 05/01/30	500	484
BP Capital Markets America Inc.
3.63%, 04/06/30	750	700
4.81%, 02/13/33	95	94
2.94%, 06/04/51	85	58
BP Capital Markets P.L.C.
3.28%, 09/19/27	90	85
Burlington Resources Finance Co
7.20%, 08/15/31	100	114
Canadian Natural Resources Limited
5.85%, 02/01/35	150	146
6.25%, 03/15/38	150	153
Cenovus Energy Inc.
6.75%, 11/15/39	300	313
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	179
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (i)	200	201
Chevron Corporation
2.95%, 05/16/26	110	105
2.24%, 05/11/30	180	157
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	34
2.34%, 08/12/50	40	26
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	99
Conoco Funding Company
7.25%, 10/15/31	75	86
ConocoPhillips
6.95%, 04/15/29	200	220
ConocoPhillips Company
3.76%, 03/15/42	300	252
Devon Energy Corporation
5.85%, 12/15/25	57	57
Enable Midstream Partners, LP
4.95%, 05/15/28	300	291
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	225
Energy Transfer LP
4.75%, 01/15/26	350	342
4.95%, 06/15/28	300	291
3.75%, 05/15/30	250	226
7.50%, 07/01/38	200	219
6.50%, 02/01/42	150	152
5.00%, 05/15/50	200	169
Enterprise Products Operating LLC
3.70%, 02/15/26	350	338
2.80%, 01/31/30	250	219
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	109
4.45%, 02/15/43	150	132
4.95%, 10/15/54	300	274
3.95%, 01/31/60	100	77
Equinor ASA
3.13%, 04/06/30	300	275
3.95%, 05/15/43	300	258
Exxon Mobil Corporation
3.04%, 03/01/26	315	301
2.28%, 08/16/26 (a)	150	139
2.61%, 10/15/30	360	316
3.00%, 08/16/39	300	237
4.11%, 03/01/46	205	180
3.10%, 08/16/49 (a)	200	148
Halliburton Company
3.80%, 11/15/25	58	56
7.45%, 09/15/39	250	290
5.00%, 11/15/45	120	109
Hess Corporation
7.30%, 08/15/31	23	25
5.60%, 02/15/41	400	383
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	258
5.40%, 09/01/44	250	223
Kinder Morgan, Inc.
5.30%, 12/01/34	350	336
3.60%, 02/15/51	300	208
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	220
Marathon Petroleum Corporation
6.50%, 03/01/41	300	309
MPLX LP
4.88%, 06/01/25	250	246
4.50%, 04/15/38	105	90
5.50%, 02/15/49	80	73
4.90%, 04/15/58	110	89
ONEOK Partners, L.P.
6.65%, 10/01/36	150	154
ONEOK, Inc.
4.00%, 07/13/27	200	188
4.55%, 07/15/28	50	47
Ovintiv Canada ULC
7.20%, 11/01/31	130	137
Phillips 66
4.65%, 11/15/34	250	238
4.90%, 10/01/46	150	133
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	148
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	98
4.20%, 03/15/28	300	284
4.50%, 05/15/30	250	238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Shell International Finance B.V.
3.25%, 05/11/25 - 04/06/50	480	409
2.75%, 04/06/30	250	224
4.13%, 05/11/35	200	186
6.38%, 12/15/38	200	224
4.00%, 05/10/46	155	132
3.13%, 11/07/49	200	146
Suncor Energy Inc.
4.00%, 11/15/47	340	264
The Williams Companies, Inc.
3.50%, 11/15/30	250	224
Total Capital International
3.46%, 07/12/49	50	39
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	400
6.20%, 03/09/26	200	200
4.10%, 04/15/30	250	232
6.20%, 10/15/37	100	104
5.00%, 10/16/43	150	134
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	223
Western Midstream Operating, LP
4.65%, 07/01/26	200	192
4.75%, 08/15/28 (a)	100	95
Williams Partners L.P.
4.00%, 09/15/25	350	338
3.75%, 06/15/27	300	283
6.30%, 04/15/40	200	210
		17,896
Industrials 1.7%
3M Company
2.00%, 02/14/25	345	325
2.38%, 08/26/29	690	593
Air Lease Corporation
3.25%, 03/01/25	300	286
2.20%, 01/15/27	200	177
5.30%, 02/01/28	300	295
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	278
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	110
5.75%, 05/01/40	400	423
Canadian National Railway Company
3.65%, 02/03/48	300	244
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	231
6.13%, 09/15/15	90	93
Carrier Global Corporation
2.72%, 02/15/30	125	108
3.58%, 04/05/50	505	375
Caterpillar Inc.
2.60%, 04/09/30	250	222
3.25%, 04/09/50	250	197
CSX Corporation
3.80%, 03/01/28	300	286
5.50%, 04/15/41	205	208
4.30%, 03/01/48	50	44
3.95%, 05/01/50	300	245
Cummins Inc.
1.50%, 09/01/30 (a)	300	243
2.60%, 09/01/50	200	129
Deere & Company
3.90%, 06/09/42 (a)	200	181
Dover Corporation
5.38%, 03/01/41	150	148
Eaton Corporation
4.15%, 11/02/42	100	89
Equifax Inc.
3.10%, 05/15/30	250	216
FedEx Corporation
3.25%, 04/01/26	300	286
4.25%, 05/15/30	300	287
3.88%, 08/01/42	200	161
5.25%, 05/15/50	100	96
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	200
General Electric Company
6.88%, 01/10/39	300	359
Honeywell International Inc.
1.10%, 03/01/27 (h)	300	265
1.75%, 09/01/31	250	201
3.81%, 11/21/47	300	256
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	191
3.80%, 03/21/29	200	188
4.50%, 03/21/49	200	177
Kennametal Inc.
4.63%, 06/15/28	100	95
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	243
2.90%, 12/15/29	300	260
5.05%, 04/27/45	250	231
Lockheed Martin Corporation
3.55%, 01/15/26	100	97
4.50%, 05/15/36	105	101
4.07%, 12/15/42	243	217
4.09%, 09/15/52	107	94
Norfolk Southern Corporation
2.30%, 05/15/31	300	249
2.90%, 08/25/51	250	166
Northrop Grumman Corporation
3.25%, 01/15/28	150	140
4.75%, 06/01/43	155	145
3.85%, 04/15/45	250	204
Otis Worldwide Corporation
3.11%, 02/15/40	300	231
Parker-Hannifin Corporation
4.00%, 06/14/49	40	33
Raytheon Technologies Corporation
3.13%, 05/04/27 (a)	400	375
4.13%, 11/16/28	595	573
4.50%, 06/01/42	300	276
4.80%, 12/15/43	25	23
4.05%, 05/04/47	200	171
4.63%, 11/16/48	90	84
Republic Services, Inc.
4.88%, 04/01/29	100	100
5.00%, 04/01/34	100	100
Snap-on Incorporated
3.25%, 03/01/27	250	236
Southwest Airlines Co.
5.25%, 05/04/25	300	297
5.13%, 06/15/27 (a)	200	199
2.63%, 02/10/30	600	510
The Boeing Company
4.88%, 05/01/25 (h)	315	310
2.70%, 02/01/27	125	114
5.04%, 05/01/27 (h)	100	99
2.95%, 02/01/30	125	109
5.15%, 05/01/30 (h)	285	282
5.88%, 02/15/40	25	25
5.71%, 05/01/40 (h)	800	798
3.90%, 05/01/49	40	31
3.95%, 08/01/59	125	92
Union Pacific Corporation
3.95%, 09/10/28	300	291
4.50%, 01/20/33	100	98
3.84%, 03/20/60	445	355
3.80%, 04/06/71	50	38
3.85%, 02/14/72	80	62
United Parcel Service, Inc.
6.20%, 01/15/38	350	391
3.75%, 11/15/47	70	59
Verisk Analytics, Inc.
5.75%, 04/01/33	200	210
W. W. Grainger, Inc.
4.60%, 06/15/45	200	188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Waste Management, Inc.
4.15%, 07/15/49	50	44
		17,459
Consumer Discretionary 1.5%
Advance Auto Parts, Inc.
5.90%, 03/09/26	200	198
1.75%, 10/01/27	400	333
Amazon.com, Inc.
3.30%, 04/13/27	165	157
3.15%, 08/22/27	740	697
1.65%, 05/12/28	400	350
1.50%, 06/03/30	130	107
3.60%, 04/13/32	135	126
3.88%, 08/22/37	170	155
2.50%, 06/03/50	200	133
2.70%, 06/03/60	55	35
3.25%, 05/12/61	240	173
4.10%, 04/13/62	160	138
American Honda Finance Corporation
1.20%, 07/08/25	400	368
1.00%, 09/10/25 (a)	300	274
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	325
AutoZone, Inc.
3.25%, 04/15/25	350	335
3.75%, 06/01/27	200	190
Discovery Communications, LLC
3.95%, 03/20/28	105	98
3.63%, 05/15/30	400	351
5.20%, 09/20/47	75	62
4.00%, 09/15/55	319	211
eBay Inc.
1.40%, 05/10/26	300	271
3.65%, 05/10/51	15	11
General Motors Company
5.00%, 04/01/35	200	181
5.15%, 04/01/38	70	62
General Motors Financial Company, Inc.
4.00%, 01/15/25	200	194
2.90%, 02/26/25	200	190
1.25%, 01/08/26	200	179
2.40%, 04/10/28	300	259
5.85%, 04/06/30	300	297
2.35%, 01/08/31	400	314
2.70%, 06/10/31	400	319
Hasbro, Inc.
6.35%, 03/15/40	300	306
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	190
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	576
3.65%, 04/05/29	75	70
2.80%, 09/15/41	300	212
3.00%, 10/15/50	300	197
5.80%, 09/15/62	105	104
Magna International Inc.
5.98%, 03/21/26	200	201
Marriott International, Inc.
3.13%, 06/15/26	500	469
McDonald's Corporation
3.70%, 01/30/26	175	169
6.30%, 03/01/38	200	221
4.88%, 12/09/45	165	157
3.63%, 09/01/49	200	157
Nike, Inc.
2.85%, 03/27/30	400	361
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	237
PVH Corp.
4.63%, 07/10/25 (h)	400	387
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	306
6.75%, 06/15/39	300	289
Starbucks Corporation
4.00%, 11/15/28	200	192
2.55%, 11/15/30	500	427
4.50%, 11/15/48	200	178
4.45%, 08/15/49	50	44
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	487
The Home Depot, Inc.
3.00%, 04/01/26	500	478
1.38%, 03/15/31	300	237
4.50%, 09/15/32	200	197
5.88%, 12/16/36	600	654
3.13%, 12/15/49	200	147
4.95%, 09/15/52 (a)	150	149
3.50%, 09/15/56	200	154
Toyota Motor Corporation
3.67%, 07/20/28	200	191
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	280
5.39%, 03/15/62	500	406
		15,923
Real Estate 1.0%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	191
4.50%, 07/30/29 (a)	250	237
4.85%, 04/15/49	300	252
American Tower Corporation
2.40%, 03/15/25	200	188
1.60%, 04/15/26	500	449
1.50%, 01/31/28	500	420
3.80%, 08/15/29	90	82
2.70%, 04/15/31	375	313
5.65%, 03/15/33	200	204
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	294
Boston Properties Limited Partnership
3.20%, 01/15/25	200	190
2.90%, 03/15/30	200	162
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	200	159
Corporate Office Properties Trust
2.00%, 01/15/29	450	343
Crown Castle Inc.
3.20%, 09/01/24	330	320
3.70%, 06/15/26	140	133
3.65%, 09/01/27	80	75
3.25%, 01/15/51	50	34
Equinix, Inc.
1.45%, 05/15/26	300	268
3.40%, 02/15/52	300	211
ERP Operating Limited Partnership
2.50%, 02/15/30	200	171
GLP Financing, LLC
5.38%, 04/15/26	150	147
5.75%, 06/01/28	300	292
Healthpeak OP, LLC
5.25%, 12/15/32	150	146
6.75%, 02/01/41	200	212
KRC Interim Corp.
2.70%, 10/01/30	200	165
Mid-America Apartments, L.P.
1.10%, 09/15/26 (a)	350	306
NNN REIT, Inc.
3.10%, 04/15/50	200	125
ProLogis, L.P.
2.13%, 04/15/27	100	90
2.25%, 04/15/30	175	148
4.63%, 01/15/33	100	97
4.75%, 06/15/33	100	98
3.00%, 04/15/50	35	24
Public Storage, Inc.
1.85%, 05/01/28	300	261
Realty Income Corporation
4.13%, 10/15/26	250	239

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.85%, 03/15/30	300	288
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	389
Simon Property Group, L.P.
3.30%, 01/15/26	250	238
2.65%, 07/15/30	200	170
5.50%, 03/08/33	100	99
3.25%, 09/13/49	65	44
3.80%, 07/15/50	200	147
5.85%, 03/08/53	100	99
Store Capital Corporation
4.50%, 03/15/28	200	175
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	292
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	145
UDR, Inc.
2.10%, 08/01/32	200	152
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	239
3.00%, 01/15/30	200	171
Welltower OP LLC
4.95%, 09/01/48	150	134
Weyerhaeuser Company
7.38%, 03/15/32	57	64
		9,892
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	142
Avery Dennison Corporation
5.75%, 03/15/33	200	204
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	197
5.32%, 11/15/38	90	89
5.42%, 11/15/48	115	114
Eastman Chemical Company
3.80%, 03/15/25	189	184
Ecolab Inc.
1.30%, 01/30/31	300	236
2.13%, 08/15/50	200	118
2.75%, 08/18/55	75	48
EIDP, Inc.
2.30%, 07/15/30	300	251
FMC Corporation
4.50%, 10/01/49	150	116
6.38%, 05/18/53	200	203
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	280
Linde Inc.
2.65%, 02/05/25	400	383
LYB International Finance B.V.
5.25%, 07/15/43	300	274
LYB International Finance III, LLC
3.80%, 10/01/60	200	135
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	280
MOS Holdings Inc.
4.88%, 11/15/41	20	17
NewMarket Corporation
2.70%, 03/18/31	400	326
Newmont Corporation
5.88%, 04/01/35	200	205
Nucor Corporation
2.70%, 06/01/30 (a)	300	260
2.98%, 12/15/55	200	128
Nutrien Ltd.
4.90%, 03/27/28	100	98
2.95%, 05/13/30	300	261
3.95%, 05/13/50	150	115
5.80%, 03/27/53	100	101
PPG Industries, Inc.
2.80%, 08/15/29	200	177
2.55%, 06/15/30	300	256
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	257
RIO Tinto Finance (USA) PLC
5.00%, 03/09/33	100	101
Southern Copper Corporation
7.50%, 07/27/35	150	175
Steel Dynamics, Inc.
3.25%, 10/15/50	115	77
The Dow Chemical Company
4.63%, 10/01/44	250	217
The Sherwin-Williams Company
3.45%, 06/01/27	350	330
4.50%, 06/01/47	70	61
Vale Overseas Ltd
3.75%, 07/08/30	100	88
6.88%, 11/21/36	200	209
Westlake Corporation
3.38%, 08/15/61	200	122
		6,835
Total Corporate Bonds And Notes (cost $321,283)		273,976
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	400	375
Series 2022-A-4, 4.95%, 10/15/25	150	149
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-A3-1, 2.45%, 07/18/25	200	194
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	193
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	125
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	432
Barclays Dryrock Issuance Trust
Series 2022-A-1, 3.07%, 04/15/25	300	288
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (e)	200	176
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	723
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (e)	400	327
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	238
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	241
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (e)	400	324
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	252
Series 2021-A3-A3, 1.04%, 11/15/24	193	182
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (e)	300	262
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	676
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	652	616
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	258
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (e)	500	401
COMM 2015-DC1 Mortgage Trust
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	483
COMM 2015-LC19 Mortgage Trust
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	500	476
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	245

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-A3-1, 4.66%, 08/17/26	200	197
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	172
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	86
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	249
Hyundai Auto Receivables Trust 2022-A
Series 2022-A3-A, 2.22%, 10/15/26	400	384
Hyundai Auto Receivables Trust 2022-B
Series 2022-A3-B, 3.72%, 11/16/26	200	195
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A3-1, 4.51%, 11/15/27	200	197
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	250	243
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	457
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	273
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	905
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	193
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	139
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	116	109
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	145	139
Verizon Master Trust
Series 2021-A-2, REMIC, 0.99%, 10/21/24	300	282
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	936
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	250	242
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	228
World Omni Auto Receivables Trust 2022-A
Series 2022-A3-A, 1.66%, 05/17/27	200	191
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	200	197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $15,340)		13,650
INVESTMENT COMPANIES 0.0%
FS KKR Capital Corp.	400	364
Total Investment Companies (cost $403)		364
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.2%
JNL Government Money Market Fund - Class I, 4.78% (k) (l)	43,388	43,388
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (k) (l)	2,565	2,565
Total Short Term Investments (cost $45,953)		45,953
Total Investments 103.9% (cost $1,193,280)		1,069,981
Total Forward Sales Commitments (0.2)% (proceeds $2,196)		(2,187)
Other Assets and Liabilities, Net (3.7)%		(38,306)
Total Net Assets 100.0%		1,029,488

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $44,102.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $2,149 and 0.2% of the Fund.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 2.50%, 08/15/37 (a)	(100)	(91)
TBA, 2.50%, 07/15/38 (a)	(475)	(433)
TBA, 2.50%, 08/15/52 (a)	(275)	(234)
TBA, 1.50%, 07/15/53 (a)	(275)	(213)
TBA, 2.50%, 07/15/53 (a)	(650)	(551)
Government National Mortgage Association
TBA, 2.50%, 08/15/52 (a)	(150)	(130)
TBA, 3.00%, 08/15/52 (a)	(125)	(112)
TBA, 2.50%, 07/15/53 (a)	(250)	(217)
TBA, 3.00%, 07/15/53 (a)	(50)	(45)
TBA, 3.50%, 07/15/53 (a)	(75)	(69)
TBA, 3.50%, 08/15/53 (a)	(100)	(92)
Total Government And Agency Obligations (proceeds $2,196)		(2,187)
Total Forward Sales Commitments (0.2%) (proceeds $2,196)		(2,187)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2023, the total proceeds for investments sold on a delayed delivery basis was $2,196.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	736,038	—	736,038
Corporate Bonds And Notes	—	273,976	—	273,976
Non-U.S. Government Agency Asset-Backed Securities	—	13,650	—	13,650
Investment Companies	—	364	—	364
Short Term Investments	45,953	—	—	45,953
	45,953	1,024,028	—	1,069,981
Liabilities - Securities
Government And Agency Obligations	—	(2,187)	—	(2,187)
	—	(2,187)	—	(2,187)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.0%
China 27.1%
360 DigiTech, Inc. (a)	26	219
360 Security Technology Inc. - Class A (b)	66	114
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	23	110
3Peak Incorporated - Class A	1	27
AAC Technologies Holdings Inc.	82	195
AECC Aero-Engine Control Co., Ltd. - Class A	11	36
Agricultural Bank of China Limited - Class A	1,562	760
Agricultural Bank of China Limited - Class H	3,655	1,439
AIM Vaccine Co., Ltd. - Class H (b)	48	277
Aima Technology Group Co., Ltd. - Class A	6	27
Aisino Co., Ltd. - Class A	18	33
Akeso Inc. (b)	53	241
Alibaba Group Holding Limited (a) (b)	1,854	19,316
Alibaba Health Information Technology Limited (b)	508	308
Alumina Limited - Class A	23	33
Aluminum Corporation of China Limited - Class A	143	108
Aluminum Corporation of China Limited - Class H	440	190
Amlogic (Shanghai) Co., Ltd. - Class A (b)	3	40
Andon Health Co., Ltd. - Class A	5	22
Angel Yeast Co., Ltd. - Class A	9	43
Anhui Conch Cement Company Limited - Class A	39	129
Anhui Conch Cement Company Limited - Class H	136	363
Anhui Gujing Distillery Company Limited - Class A	4	139
Anhui Gujing Distillery Company Limited - Class B	14	234
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (b)	20	35
Anhui Kouzi Distillery Co., Ltd. - Class A	7	46
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	50
Anjing Food Group Co., Ltd. - Class A	3	53
ANTA Sports Products Limited	149	1,531
APT Medical Inc. - Class A	1	32
Arrow Home Group Co., Ltd. - Class A	3	8
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	57
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	3	33
Autobio Diagnostics Co., Ltd. - Class A	5	39
Autohome Inc. (a) (c)	28	203
Avary Holding (Shenzhen) Co., Ltd - Class A	20	68
Avic Capital Co., Ltd. - Class A	97	51
AviChina Industry & Technology Company Limited - Class H (c)	257	125
Avicopter PLC - Class A	6	35
Baic Bluepark New Energy Technology Co., Ltd. - Class A (b)	27	20
Baidu, Inc. - Class A (a) (b)	272	4,650
Baiyin Nonferrous Group Co., Ltd. - Class A	45	17
Bank of Beijing Co., Ltd. - Class A	210	134
Bank of Changsha Co., Ltd. - Class A	34	36
Bank of Chengdu Co., Ltd. - Class A	40	68
Bank of China Limited - Class A	762	411
Bank of China Limited - Class H	9,326	3,745
Bank of Communications Co., Ltd. - Class A	350	280
Bank of Communications Co., Ltd. - Class H	2,613	1,734
Bank of Jiangsu Co., Ltd. - Class A	153	155
Bank of Nanjing Co., Ltd. - Class A	108	120
Bank of Ningbo Co., Ltd. - Class A	64	225
Bank of Shanghai Co., Ltd. - Class A	147	117
Bank of Suzhou Co., Ltd. - Class A	29	26
Baoshan Iron & Steel Co., Ltd. - Class A	231	179
Baotou Steel (Group) Co., Ltd - Class A (b)	473	117
BBMG Corporation - Class A	58	17
BeiGene, Ltd. (a) (b)	103	1,414
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	42
Beijing Enterprises Holdings Limited	58	210
Beijing Enterprises Water Group Limited	648	154
Beijing Huaer Company Limited - Class A	48	44
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	1	29
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	16
Beijing Jingneng Power Co. , Ltd. - Class A	47	25
Beijing Kingsoft Office Software Co., Ltd - Class A	5	300
Beijing New Building Material (Group) Co., Ltd. - Class A	18	61
Beijing Shiji Information Technology Co., Ltd. - Class A (b)	32	61
Beijing Shougang Co., Ltd. - Class A	34	16
Beijing Tongrentang Co., Ltd. - Class A	13	99
Beijing United Information Technology Co., Ltd - Class A	6	30
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	56
Beijing Yanjing Brewery Co., Ltd. - Class A	23	40
Beijing Zhonggong Education Technology Co., Ltd. - Class A (b)	49	32
Beiqi Foton Motor Co., Ltd. - Class A (b)	65	31
Bethel Automotive Safety Systems Co., Ltd - Class A	4	39
Bicycle Club Joint Venture, L.P. - Class A	35	99
Bilibili Inc (b)	29	432
Bloomage Biotechnology Corporation Limited - Class A	2	29
Blue Moon Group Holdings Limited (a) (c)	159	79
Bluestar Adisseo Co., Ltd - Class A	24	27
BOC Hong Kong (Holdings) Limited	434	1,331
BOC International (China) Co., Ltd. - Class A	25	37
BOE Technology Group Co., Ltd. - Class A	370	209
BOE Technology Group Co., Ltd. - Class B	113	46
BYD Company Limited - Class A	17	613
BYD Company Limited - Class H	104	3,351
BYD Electronic (International) Company Limited	94	286
Caida Securities Co., Ltd. - Class A	33	33
Caitong Securities Co., Ltd. - Class A	50	49
Cambricon Technologies Corporation Limited - Class A (b)	4	103
Cansino Biologics Inc. - Class A	1	8
Cansino Biologics Inc. - Class H (a)	10	32
CGN Power Co., Ltd. - Class A	122	52
CGN Power Co., Ltd. - Class H (a)	1,495	361
Changchun BCHT Biotechnology Co. - Class A	3	24
Changchun High And New Technology Industry (Group) Inc. - Class A	4	81
Changjiang Securities Co., Ltd. - Class A	59	47
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	49
China Aviation Power Co., Ltd. - Class A	25	147
China Baoan Group Co., Ltd. - Class A	32	52
China CITIC Bank Corporation Limited - Class H	1,103	519
China Coal Energy Company Limited - Class A	58	67
China Coal Energy Company Limited - Class H	230	171
China Conch Venture Holdings Limited	195	254
China Construction Bank Corporation - Class A	68	58
China Construction Bank Corporation - Class H	11,757	7,623
China CSSC Holdings Limited - Class A	41	185
China Eastern Airlines Corporation Limited - Class A (b)	150	99
China Eastern Airlines Corporation Limited - Class H (b) (c)	230	78
China Energy Engineering Corporation Limited - Class A	264	85
China Energy Engineering Corporation Limited - Class H	658	81
China Everbright Bank Company Limited - Class A	409	173
China Everbright Bank Company Limited - Class H	326	94
China Evergrande Group (b) (d)	567	—
China Feihe Limited (a)	396	220
China Film Co., Ltd. - Class A (b)	18	35
China First Heavy Industries - Class A (b)	53	25
China Galaxy Securities Co., Ltd. - Class A	36	58
China Galaxy Securities Co., Ltd. - Class H	399	214
China Hainan Rubber Industry Group Co., Ltd. - Class A (b)	33	20
China Hongqiao Group Limited	239	195
China Huishan Dairy Holdings Company Limited (b) (d)	946	—
China International Capital Corporation Limited - Class A	17	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
China International Capital Corporation Limited - Class H (a)	178	314
China International Marine Containers (Group) Co., Ltd. - Class A	30	28
China Jushi Co., Ltd. - Class A	41	81
China Lesso Group Holdings Limited	111	73
China Life Insurance Company Limited - Class H	888	1,484
China Literature Limited (a) (b)	47	200
China Longyuan Power Group Corporation Limited - Class H	400	413
China Medical System Holdings Limited	148	242
China Mengniu Dairy Company Limited	368	1,391
China Merchants Bank Co., Ltd. - Class A	198	895
China Merchants Bank Co., Ltd. - Class H	395	1,802
China Merchants Energy Shipping Co., Ltd. - Class A	68	54
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	57
China Merchants Port Group Co., Ltd. - Class A	9	20
China Merchants Port Holdings Company Limited	158	224
China Merchants Securities Co., Ltd. - Class A	70	132
China Merchants Securities Co., Ltd. - Class H (a)	82	77
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	126
China Minsheng Banking Corporation Limited - Class A	365	188
China Minsheng Banking Corporation Limited - Class H	773	287
China Molybdenum Co., Ltd - Class A	156	115
China National Building Material Co., Ltd. - Class H	538	333
China National Medicines Corporation Ltd. - Class A	7	37
China National Nuclear Power Co Ltd - Class A	189	184
China National Software and Service Company Limited - Class A	8	49
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	38	124
China Oilfield Services Limited - Class A	22	42
China Oilfield Services Limited - Class H	214	222
China Overseas Land & Investment Limited	453	992
China Pacific Insurance (Group) Co., Ltd. - Class A	63	227
China Pacific Insurance (Group) Co., Ltd. - Class H	285	739
China Petroleum & Chemical Corporation - Class A	315	276
China Petroleum & Chemical Corporation - Class H	3,032	1,780
China Petroleum Engineering Corporation - Class A	45	25
China Power International Development Limited	583	215
China Railway Construction Group Co., Ltd. - Class A	32	21
China Railway Group Limited - Class A	173	181
China Railway Group Limited - Class H	546	361
China Railway Hi-Tech Industry Corporation Limited - Class A	20	27
China Railway Signal & Communication Corporation Limited - Class A	63	50
China Railway Signal & Communication Corporation Limited - Class H	178	67
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	38
China Resources Beer (Holdings) Company Limited	186	1,228
China Resources Gas Group Limited	109	372
China Resources Land Limited	347	1,476
China Resources Microelectronics Limited - Class A	10	76
China Resources Mixc Lifestyle Services Limited (a)	70	351
China Resources Pharmaceutical Group Limited (a)	219	191
China Resources Power Holdings Company Limited	219	497
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	9	78
China Science Publishing & Media Ltd. - Class A	7	31
China Securities Co., Ltd. - Class A	34	114
China Shenhua Energy Company Limited - Class A	79	333
China Shenhua Energy Company Limited - Class H	402	1,233
China Southern Airlines Company Limited - Class A (b)	130	108
China Southern Airlines Company Limited - Class H (b) (c)	186	105
China Southern Power Grid Co., Ltd. - Class A	32	31
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	17
China Southern Power Grid Technology Co., Ltd. - Class A	3	17
China Suntien Green Energy Corporation Limited - Class A	8	10
China Suntien Green Energy Corporation Limited - Class H (c)	198	71
China Taiping Insurance Holdings Company Limited	177	185
China Three Gorges Corporation - Class A	262	194
China Tourism Group Duty Free Corporation Limited - Class A	19	283
China Tourism Group Duty Free Corporation Limited - Class H (c)	8	103
China Tower Corporation Limited - Class H (a)	5,642	628
China Vanke Co., Ltd. - Class A	99	190
China Vanke Co., Ltd. - Class H	237	320
China XD Electric Co., Ltd. - Class A	46	34
China Yangtze Power Co., Ltd. - Class A	230	700
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	73
China Zheshang Bank Co., Ltd. - Class A	149	54
China Zheshang Bank Co., Ltd. - Class H (a)	126	41
Chongqing Brewery Co., Ltd. - Class A	5	66
Chongqing Changan Automobile Company Limited - Class A	75	133
Chongqing Changan Automobile Company Limited - Class B	179	84
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	27
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	35
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	91
Chongqing Taiji Industry(Group) Co., Ltd - Class A (b)	5	44
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	9
CITIC Limited	787	940
Citic Pacific Special Steel Group - Class A	40	86
CITIC Securities Company Limited - Class A	117	320
CITIC Securities Company Limited - Class H	172	314
CNOOC Energy Development Co., Ltd. - Class A	52	22
CNPC Capital Company Limited - Class A	93	93
Cofco Sugar Holding Co., Ltd - Class A	15	17
Copper Sub Corporation, Inc. - Class A	29	32
COSCO SHIPPING Development Co., Ltd. - Class A	121	41
Cosco Shipping Energy Transportation Co., Ltd. - Class A	36	62
Country Garden Holdings Company Limited (c)	1,293	264
Country Garden Services Holdings Company Limited	229	298
CSPC Pharmaceutical Group Limited	985	859
Dajin Heavy Industry Co., Ltd - Class A	7	30
Daqin Railway Co., Ltd. - Class A	177	181
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	32
Datang International Power Generation Co., Ltd. - Class A	46	21
DHC Software Co., Ltd - Class A	38	37
Dizal (Jiangsu) Pharmaceutical Co., Ltd. - Class A (b)	2	7
Do-Fluoride New Materials Co., Ltd. - Class A	11	30
Dong'e Ejiao Co., Ltd. - Class A	6	40
Dongfang Electric Co., Ltd. - Class A	21	54
Dongxing Securities Co., Ltd. - Class A	31	34
Donlinks International Investment Co., Ltd. - Class A (b)	10	32
East Buy Holding Limited (b)	35	115
Eastern Air Logistics Co., Ltd. - Class A	12	21
Eastroc Beverage(Group) Co., Ltd. - Class A	2	38
Easyhome New Retail Group Corporation Limited - Class A	69	36
Ecovacs Robotics Co., Ltd. - Class A	7	70
ENN energy Holdings Limited	91	1,135
Enn Natural Gas Co., Ltd. - Class A	28	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Everbright Securities Company Limited - Class A	27	60
Everbright Securities Company Limited - Class H (a)	68	47
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (b)	104	36
Eyebright Medical Technology Co., Ltd - Class A	1	28
Far East Horizon Limited (c)	254	201
Farasis Energy (Gan Zhou) Co., Ltd. - Class A (b)	12	34
Faw Jiefang Group Co., Ltd - Class A (b)	33	38
Flat Glass Group Co., Ltd. - Class A	12	65
Flat Glass Group Co., Ltd. - Class H	51	175
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	56	360
Fosun International Limited	295	204
Foxconn Industrial Internet Co., Ltd. - Class A	142	495
Fujian Kuncai Material Technology Co., Ltd. - Class A (b)	4	30
Fujian Sunner Development Co., Ltd. - Class A	14	36
Full Truck Alliance Co. Ltd. - Class A - ADR (b)	74	462
Fushun Special Steel Group Imp. & Exp. Co., Ltd. Co., Ltd. - Class A (b)	18	25
Fuyao Glass Industry Group Co., Ltd. - Class A	22	109
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	75	311
Fuzhou Tianyu Electric Co., Ltd. - Class A (b)	45	47
Ganfeng Lithium Group Co., Ltd - Class A	16	138
Ganfeng Lithium Group Co., Ltd - Class H (a)	48	313
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	54
GD Power Development Co., Ltd - Class A	188	99
Geely Automobile Holdings Limited	595	733
GEM Co., Ltd. - Class A	46	44
Gemdale Corporation - Class A	41	40
GenScript Biotech Corporation (b) (c)	134	303
GF Securities Co., Ltd. - Class A	59	120
GF Securities Co., Ltd. - Class H	143	198
Giant Network Group Co., Ltd. - Class A	19	47
GigaDevice Semiconductor Inc. - Class A	7	103
Goertek Inc. - Class A	36	88
Gongniu Group Co., Ltd. - Class A	3	33
Goodwe Technologies Co., Ltd. - Class A	1	30
Gotion High-Tech Co., Ltd. - Class A (b)	14	52
Great Wall Motor Company Limited - Class A	32	109
Great Wall Motor Company Limited - Class H (c)	271	312
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	34
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	289
Greenland Holding Group Co., Ltd - Class A (b)	99	37
GRG Banking Equipment Co., Ltd. - Class A	25	41
Guangdong Electric Power Development Company Limited - Class A (b)	34	34
Guangdong Electric Power Development Company Limited - Class B (b)	28	9
Guangdong Haid Group Co., Ltd. - Class A	18	115
Guangdong Investment Limited	342	296
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	31
Guangdong No.2 Hydropower Engineering Company, Ltd. - Class A	24	21
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	31
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	13
Guangzhou Automobile Group Co., Ltd. - Class A	69	100
Guangzhou Automobile Group Co., Ltd. - Class H	324	194
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (b)	21	41
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	16	69
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	61
Guangzhou Development Group Incorporated - Class A	25	21
Guangzhou Haige Communications Group Incorporated Company - Class A	29	41
Guangzhou Kingmed Diagnostics Group Co,.Ltd. - Class A	5	51
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	66
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	117
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. - Class A	40	35
Guolian Securities Co., Ltd. - Class A	20	25
Guolian Securities Co., Ltd. - Class H	17	8
Guosen Securities Co., Ltd. - Class A	65	79
Guotai Junan Securities Co., Ltd. - Class A	79	153
Guotai Junan Securities Co., Ltd. - Class H (a)	94	111
H World Group Limited (b)	169	655
Haidilao International Holding Ltd. (a)	145	321
Haier Smart Home Co., Ltd - Class A	61	199
Haier Smart Home Co., Ltd - Class H	277	875
Hainan Airlines Holding Co., Ltd. - Class A (b)	365	79
Hainan Drinda New Energy Technology Co., Ltd. - Class A	2	42
Haisco Pharmaceutical Group Co., Ltd. - Class A (b)	7	21
Haitian International Holdings Limited	75	176
Haitong Securities Co., Ltd. - Class A	95	121
Haitong Securities Co., Ltd. - Class H	331	204
Hangjin Technology Co., Ltd. - Class A	6	29
Hangzhou Bank Co., Ltd. - Class A	66	107
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	37
Hangzhou First Applied Material Co., Ltd. - Class A	20	100
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	29
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	37
Hangzhou Robam Appliances Co., Ltd. - Class A	10	34
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	56
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	39
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	36
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	27
Hebei Sinopack Electronic Technology Co., Ltd. - Class A (b)	2	28
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	37
Hedy Holding Co., Ltd. - Class A	156	147
Heilan Home Co., Ltd. - Class A	35	34
Heilongjiang Agriculture Company Limited - Class A	21	38
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	37
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	109
Hengan International Group Company Limited	76	322
Hengdian Group East Magnetic Co., Ltd - Class A	15	37
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (b)	65	129
Hengsheng Chemical Industry Co., Ltd. - Class A	22	94
Hengtong Optic-Electric Co., Ltd. - Class A	19	38
Hengyi Petrochemical Co. Ltd - Class A	39	36
Hisense Home Appliances Group Co., Ltd. - Class A	11	40
Hisense Home Appliances Group Co., Ltd. - Class H	37	95
Hisense Visual Technology Co., Ltd. - Class A	13	43
HNA Infrastructure Investment Group Co., Ltd. - Class A (b)	104	58
Hongfa Technology Co., Ltd. - Class A	9	40
Hongta Securities Co., Ltd. - Class A	25	26
Hongyuan Green Energy Co Ltd. - Class A	4	37
Hoshizaki Corporation - Class A	6	55
Hoymiles Power Electronics Inc. - Class A	1	29
Hua Xia Bank Co., Limited - Class A	152	113
Huaan Securities Co., Ltd. - Class A	34	22
Huadian Power International Corporation Limited - Class A	86	79
Huadong Medicine Co., Ltd - Class A	18	107
Huafon Chemical Co., Ltd. - Class A	27	26
Huagong Tech Company Limited - Class A	10	51
Huaibei Mining Co., Ltd. - Class A	21	33
Hualan Biological Engineering, Inc. - Class A	19	58
Hualin Securities Co., Ltd. - Class A	10	19
Huaneng Lancang River Hydropower Inc. - Class A	69	68
Huaneng Power International, Inc. - Class A (b)	97	124

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Huaneng Power International, Inc. - Class H (b)	422	265
Huatai Securities Co., Ltd. - Class A	59	112
Huatai Securities Co., Ltd. - Class H (a)	218	269
Huaxi Securities Co., Ltd. - Class A	29	33
Huaxin Cement Co., Ltd. - Class A	19	32
Huaxin Cement Co., Ltd. - Class H (c)	19	16
Huayu Automotive Systems Co., Ltd. - Class A	32	82
Hubei Energy Group Co., Ltd. - Class A	52	33
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	36
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	40
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	118
Humanwell Healthcare (Group) Co., Ltd - Class A	17	63
Hunan Changyuan Lico Co., Ltd - Class A	15	23
Hunan Valin Steel Co., Ltd. - Class A	59	39
Hundsun Technologies Inc. - Class A	20	121
Hygeia Healthcare Holdings Co., Limited (a)	42	227
iFlytek Co., Ltd. - Class A	23	217
Industrial and Commercial Bank of China Limited - Class A	971	645
Industrial and Commercial Bank of China Limited - Class H	8,522	4,557
Industrial Bank Co., Ltd. - Class A	199	429
Industrial Securities Co., Ltd. - Class A	90	76
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	17
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	58
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. - Class A	90	51
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	33
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	64	250
Innovent Biologics, Inc. - Class B (a) (b)	140	534
Inspur Electronic Information Industry Co., Ltd. - Class A	15	97
IRAY Technology Company Limited - Class A	1	36
JA SOLAR Technology Co., Ltd. - Class A	32	182
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	37
Jcet Group Co., Ltd. - Class A	17	73
JCHX Mining Management Co., Ltd. - Class A	6	24
JD Health International Inc. (a) (b)	128	814
JD Logistics, Inc. (b)	237	371
JD.com, Inc. - Class A	294	5,000
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	21
Jiangsu Cnano Technology Co. Limited - Class A	2	13
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	75
Jiangsu Expressway Company Limited - Class A	29	39
Jiangsu Expressway Company Limited - Class H	129	119
Jiangsu Financial Leasing Co., Ltd. - Class A	32	18
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	109
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	61	402
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	14	99
Jiangsu NHWA Pharmaceutical Co., Ltd - Class A	10	40
Jiangsu Pacific Quartz Co., Ltd. - Class A	4	55
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	34
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	255
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	27
Jiangsu Yangnong Chemical Co., Ltd. - Class A	2	25
Jiangsu Yoke Technology Co., Ltd. - Class A	5	46
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	54
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	73
Jiangxi Copper Company Limited - Class A	12	32
Jiangxi Copper Company Limited - Class H	124	191
Jiangxi Special Electric Motor Co., Ltd - Class A (b)	15	25
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	42
Jinko Solar Co., Ltd. - Class A	36	70
Jinneng Holding Shanxi Coal Industry Co., Ltd - Class A	13	17
Jiugui Liquor Co., Ltd. - Class A	3	36
Joinn Laboratories (China) Co., Ltd. - Class A	5	30
Joinn Laboratories (China) Co., Ltd. - Class H (a) (c)	16	40
Jointown Pharmaceutical Group Co., Ltd. - Class A	29	42
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A	8	43
Juewei Food Co., Ltd. - Class A	7	34
Juneyao Airlines Co., Ltd. - Class A (b)	20	42
Kangmei Pharmaceutical Co., Ltd. - Class A (b)	3	1
KBC Corporation, Ltd. - Class A	1	26
KE Holdings Inc. (b) (c)	245	1,225
Keboda Technology Co., Ltd. - Class A	1	13
KEDA Industrial Group Co., Ltd - Class A	19	30
Kingdee International Software Group Company Limited (b)	334	450
Kingnet Network Co., Ltd. - Class A (b)	21	45
Kingsemi Co., Ltd. - Class A	1	33
Kingsoft Corp Ltd	116	461
Kuaishou Technology (a) (b)	235	1,621
Kuang-Chi Technologies Co., Ltd. - Class A	16	34
Kunlun Energy Company Limited	500	393
Kweichow Moutai Co., Ltd. - Class A	12	2,800
LB Group Co., Ltd. - Class A	22	49
Leader Harmonious Drive Systems Co., Ltd. - Class A	2	37
Lenovo Group Limited	889	929
Levima Advanced Materials Corporation - Class A	9	32
Li Auto Inc. (b)	135	2,375
Li Ning Company Limited	282	1,524
Liaoning Cheng Da Co., Ltd. - Class A	10	17
Liaoning Port Co., Ltd. - Class A	185	40
Liaoning Port Co., Ltd. - Class H	444	38
Lingyi Itech (Guangdong) Company - Class A	65	62
Livzon Pharmaceutical Group Inc. - Class A	11	59
Livzon Pharmaceutical Group Inc. - Class H	11	36
Longfor Properties Co. Ltd.	203	496
LONGi Green Energy Technology Co., Ltd. - Class A	72	284
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	68	303
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	14	416
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (b)	42	41
Meituan - Class B (a) (b)	573	8,987
Metallurgical Corporation of China Ltd. - Class A	220	120
MicroPort Scientific Corporation (b)	84	152
Mingyang Smart Energy Group Co., Ltd. - Class A	23	54
Miniso Group Holding Ltd (b) (e)	58	245
Minmetals Capital Company Limited - Class A	40	30
Minth Group Limited	86	237
Montage Technology Co., Ltd. - Class A	11	84
Muyuan Foods Co., Ltd. - Class A	51	297
Nangfang Science City Development Co., Ltd. - Class A	32	51
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	24
NARI Technology Co., Ltd. - Class A	84	269
Naura Technology Group Co., Ltd. - Class A	5	223
Navinfo Co., Ltd. - Class A (b)	19	30
NetEase, Inc.	219	4,260
New China Life Insurance Company Ltd. - Class A	21	106
New China Life Insurance Company Ltd. - Class H	99	262
New Hope Liuhe Co., Ltd. - Class A (b)	47	76
New Oriental Education & Technology Group Inc. (a) (b)	178	702
Ninestar Co., Ltd. - Class A	12	56
Ningbo Deye Technology Co., Ltd. - Class A	4	85
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	43
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	28
Ningbo Shanshan Co., Ltd. - Class A	16	33
Ningbo Tuopu Group Co., Ltd. - Class A	11	126
Ningbo Zhoushan Port Group - Class A	120	56
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	108
NIO, Inc. (b) (c)	171	1,676
Nongfu Spring Co., Ltd. - Class H (a)	214	1,182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Norinco International Cooperation Co., Ltd. - Class A	10	20
Offshore Oil Engineering Co., Ltd. - Class A	38	31
Oppein Home Group Inc. - Class A	5	65
OPT Machine Vision Tech Co., Ltd. - Class A	1	21
Orient Securities Company Limited - Class A	71	96
Orient Securities Company Limited - Class H (a)	89	49
Oriental Pearl Group Co., Ltd. - Class A	33	36
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (b)	74	40
Perfect World Co., Ltd. - Class A	21	49
PetroChina Company Limited - Class H	2,531	1,755
PICC Property and Casualty Company Limited - Class H	825	918
Piesat Information Technology Co., Ltd. - Class A	2	18
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	65	4,508
Ping An Bank Co., Ltd. - Class A	183	283
Ping An Healthcare and Technology Company Limited (a) (b)	59	143
Ping An Insurance (Group) Co of China Ltd - Class A	104	663
Ping An Insurance (Group) Co of China Ltd - Class H	740	4,725
Poly Developments and Holdings Group Co., Ltd. - Class A	125	225
Postal Savings Bank of China Co., Ltd. - Class A	348	234
Postal Savings Bank of China Co., Ltd. - Class H (a)	933	576
Power Construction Corporation of China - Class A	170	134
Pylon Technologies Co., Ltd. - Class A	1	33
Qi An Xin Technology Group Inc. - Class A (b)	6	46
Qingdao Port International Co., Ltd. - Class A (d)	46	44
Qingdao Port International Co., Ltd. - Class H (a)	71	39
Qingdao Rural Commercial Bank Co., Ltd. - Class A	67	25
Qinghai Salt Lake Industry Co., Ltd - Class A (b)	52	137
Red Star Macalline Home Furnishing Group Co., Ltd. - Class A	32	21
Remegen, Ltd. - Class A (b)	4	30
Remegen, Ltd. - Class H (a) (b) (c)	16	68
Rockchip Electronics Co., Ltd. - Class A	4	37
Rongsheng Petrochemical Co., Ltd. - Class A	94	150
S.F. Holding Co., Ltd - Class A	44	272
SAIC Motor Corporation Limited - Class A	107	209
Sailun Group Co., Ltd. - Class A	26	40
San'an Optoelectronics Co., Ltd - Class A	48	114
SANY Heavy Industry Co., Ltd. - Class A	90	207
Satellite Chemical Co., Ltd. - Class A	31	65
SDIC Capital Co., Ltd. - Class A	53	52
Seazen Holdings Co., Ltd. - Class A (b)	23	46
Seres Co., Ltd. - Class A (b)	13	68
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	21
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	96	240
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	26
Shandong Energy Group Co., Ltd - Class A	25	102
Shandong Energy Group Co., Ltd - Class H	180	517
Shandong Gold Group Co., Ltd. - Class A	32	102
Shandong Gold Group Co., Ltd. - Class H (a)	77	141
Shandong Hi-Speed ??Group Co., Ltd. - Class A	59	52
Shandong Linglong Tyre Co., Ltd. - Class A	14	42
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	49
Shandong Sun Paper Co., Ltd. - Class A	22	33
Shandong Weigao Group Medical Polymer Company Limited - Class H	294	385
Shandong Weigao Orthopaedic Device Co., Ltd. - Class A	1	8
Shandong Xinchao Energy Corporation Limited - Class A (b)	60	21
Shanghai Aiko Solar Energy Co., Ltd. - Class A	13	53
Shanghai Anlogic Infotech Co., Ltd. - Class A (b)	1	8
Shanghai Bailian Group Co., Ltd. - Class A	12	23
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A (b)	10	48
Shanghai Baosight Software Co., Ltd - Class A	15	104
Shanghai Baosight Software Co., Ltd - Class B	70	185
Shanghai Electric Group Company Limited - Class A (b)	168	106
Shanghai Electric Group Company Limited - Class H (b)	312	73
Shanghai Electric Power Co., Ltd. - Class A	27	39
Shanghai Flyco Electrical Appliance Co., Ltd - Class A	2	14
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	22	95
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	139
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	29
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	35
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	32	79
Shanghai International Airport Co.Ltd. - Class A (b)	25	158
Shanghai International Port(Group) Co., Ltd - Class A	197	143
Shanghai Jahwa United Co., Ltd. - Class A	4	17
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	44
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	10	59
Shanghai Jin Jiang International Hotel Co., Ltd. - Class B	27	50
Shanghai Junshi Biosciences Co., Ltd. - Class A (b)	6	33
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	23	67
Shanghai Lingang Holdings Co., Ltd - Class A	18	30
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	26
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	75
Shanghai M&G Stationery Inc - Class A	10	60
Shanghai Medicilon Inc. - Class A	1	16
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	32	99
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	74	147
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	118
Shanghai Pudong Development Bank Co., Ltd. - Class A	308	307
Shanghai RAAS blood products co., Ltd. - Class A	67	70
Shanghai Rural Commercial Bank Co., Ltd. - Class A	35	26
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A	13	89
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	64
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd - Class A	41	39
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	35
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	56
Shanxi Guangyuyuan Finished Herbal Medicine Co., Ltd. - Class A (b)	5	22
Shanxi Lu'an Environmental Eneshanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	73
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	12	310
Shede Spirits Co., Ltd. - Class A	3	51
Shenergy Company Limited - Class A	43	41
Shengyi Technology Co., Ltd. - Class A	24	47
Shennan Circuits Co., Ltd. - Class A	5	53
Shenwan Hongyuan Group Co., Ltd. - Class A	212	135
Shenwan Hongyuan Group Co., Ltd. - Class H (a)	198	38
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	40
Shenzhen Energy Group Co., Ltd. - Class A	34	30
Shenzhen Goodix Technology Co., Ltd. - Class A (b)	4	26
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Shenzhen Kedali Industry Co.Limited - Class A	2	40
Shenzhen KTC Technology Co., Ltd. - Class A	2	8
Shenzhen Overseas Chinese Town Co., Ltd - Class A (b)	81	49
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	37
Shenzhen SED Industry Co., Ltd. - Class A	12	52
Shenzhen Transsion Holdings Co., Ltd. - Class A	8	169
Shenzhou International Group Holdings Limited	95	913
Shijiazhuang Shangtai Technology Co., Ltd. - Class A	2	14
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	62
Shuangliang Eco-Energy Systems Co., Ltd. - Class A	18	35
Sichuan Changhong Electric Co., Ltd. - Class A	45	31
Sichuan Chuantou Energy Co,.Ltd. - Class A	48	101
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	60
Sichuan New Energy Power Company Limited - Class A (b)	17	33
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	60
Sichuan Swellfun Co., Ltd. - Class A	5	38
Sieyuan Electric Co., Ltd. - Class A	7	45
Silergy Corp.	38	474
Sinocelltech Group Limited - Class A (b)	3	20
Sinochem International Corp. - Class A	31	24
Sinoma International Engineering Co., Ltd. - Class A	25	44
Sinoma Science & Technology Co., Ltd. - Class A	19	53
Sinomach Heavy Equipment Group Co., Ltd. - Class A (b)	48	21
Sinomine Resource Group Co., Ltd. - Class A	6	39
Sinopec Oilfield Service Corporation - Class A (b)	8	2
Sinopec Oilfield Service Corporation - Class H (b)	590	40
Sinopec Shanghai Petrochemical Company Limited - Class A	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H	390	61
Sinopharm Group Co. Ltd. - Class H	158	494
Sinotrans Limited - Class A	51	33
Sinotrans Limited - Class H	194	69
Sipai Health Technology Co., Ltd. (a) (b)	25	24
SKSHU Paint Co., Ltd. - Class A (b)	5	42
Smoore International Holdings Limited (a)	212	217
Soochow Securities Co., Ltd. - Class A	55	53
Southwest Securities Co., Ltd. - Class A	82	41
Spring Airlines Co., Ltd. - Class A (b)	9	69
Starpower Semiconductor Ltd. - Class A	2	50
State Grid Yingda Co., Ltd. - Class A	39	30
Sunny Optical Technology (Group) Company Limited	87	871
Sunshine City Group Co., Ltd. - Class A	71	67
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	62
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	26
TBEA Co., Ltd. - Class A	39	118
TCL Technology Group Corporation - Class A (b)	164	89
Tencent Holdings Limited	724	30,798
Tencent Music Entertainment Group (b) (c)	152	569
The Pacific Securities Co., Ltd - Class A (b)	46	17
The People's Insurance Company (Group) of China Limited - Class H	1,024	372
Tianfeng Securities Co., Ltd. - Class A (b)	58	24
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	41	186
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	40
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	38
Tianma Microelectronics Co., Ltd. - Class A (b)	29	36
Tianneng Battery Group Co., Ltd - Class A	4	18
Tianqi Lithium Industry Co., Ltd - Class A	14	133
Tianshan Aluminum Group Co., Ltd. - Class A	37	31
Tianshui Huatian Technology Co., Ltd. - Class A	30	38
Tingyi (Cayman Islands) Holding Corp.	233	362
Tongcheng-Elong Holdings Limited (a) (b)	125	262
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	20
Tongkun Group Co., Ltd. - Class A (b)	16	29
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	34
Tongwei Co., Ltd. - Class A	43	204
Top Choice Medical Investment Co., Inc. - Class A (b)	3	44
Topsports International Holdings Limited (a)	349	304
Trip.com Group Limited (b)	64	2,237
Tsinghua Tongfang Co., Ltd. - Class A (b)	32	36
Tsingtao Brewery Co., Ltd. - Class A	5	76
Tsingtao Brewery Co., Ltd. - Class H	68	621
Unigroup Guoxin Microelectronics Co., Ltd. - Class A	9	117
Uni-President China Holdings Ltd	137	115
Unisplendour Corporation Limited - Class A	29	126
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	35
Venustech Group Inc. - Class A	9	38
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (b)	5	50
Vipshop (China) Co., Ltd. - ADR (b)	40	655
Wanda Film Holding Co., Ltd. - Class A (b)	19	34
Wangfujing Group Co., Ltd. - Class A	9	24
Wanhua Chemical Group Co., Ltd. - Class A	30	366
Want Want China Holdings Limited	575	383
Weichai Power Co., Ltd. - Class A	68	117
Weichai Power Co., Ltd. - Class H	231	339
Western Securities Co., Ltd. - Class A	53	46
Western Superconducting Technologies Co., Ltd. - Class A	6	49
Westone Information Industry Inc. - Class A	8	31
Will Semiconductor Co., Ltd. Shanghai - Class A	10	140
Wintime Energy Co., Ltd. - Class A (b)	143	28
Wuchan Zhongda Group Co., Ltd. - Class A	44	30
Wuhan Guide Infrared Co., Ltd. - Class A	44	47
Wuliangye Yibin Co., Ltd. - Class A	38	848
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	19	53
WuXi AppTec Co., Ltd. - Class A	23	200
WuXi AppTec Co., Ltd. - Class H (a)	48	384
Wuxi Autowell Technology Co., Ltd. - Class A	1	38
Wuzhou Minovo Co., Ltd. - Class A	20	25
XCMG Construction Machinery Co., Ltd. - Class A	116	109
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	19
Xiamen C&D Inc. - Class A	28	42
Xiamen Faratronic Co., Ltd. - Class A	2	34
Xiamen Tungsten Co., Ltd. - Class A	12	33
Xiamen Xiangyu Co., Ltd. - Class A	26	31
Xi'an International Medical Investment Co., Ltd. - Class A (b)	21	25
Xiangtan Electric Manufacturing Co., Ltd. - Class A (b)	9	24
Xinhu Zhongbao Co., Ltd. - Class A	64	22
Xinjiang Daqo New Energy Co. Ltd. - Class A	8	43
Xinjiang Goldwind Science Technology Co., Ltd. - Class A	53	77
Xinjiang Goldwind Science Technology Co., Ltd. - Class H	83	57
Xinyi Solar Holdings Limited	548	636
Xpeng Inc. (b)	132	875
XTC New Energy Materials (Xiamen) Co., LTD. - Class A	4	26
Yadea Group Holdings Ltd (a)	138	315
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	28
Yifeng Pharmacy Chain Co., Ltd. - Class A	10	53
Yinyi Co., Ltd. - Class A (b)	79	17
Yongan Futures Co., Ltd. - Class A	5	11
Yonghui Superstores Co., Limited - Class A (b)	67	29
Yongxing Special Materials Technology Co., Ltd. - Class A	6	48
Youngor Group Co., Ltd. - Class A	47	41
Yum China Holdings, Inc.	50	2,834
Yunda Holding Co., Ltd. - Class A	29	38
Yunnan Aluminium Co,Ltd. - Class A	31	54
Yunnan Baiyao Industrial Co., Ltd. - Class A	19	136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	30
Yunnan Energy New Material Co., Ltd. - Class A (b)	9	123
Yunnan Yuntianhua Co., Ltd - Class A	16	38
Zangge Mining Company Limited - Class A	13	39
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	225
Zhejiang Century Huatong Group Co., Ltd. - Class A (b)	78	82
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	62
Zhejiang CHINT Electrics Co., Ltd. - Class A	23	88
Zhejiang Construction Investment Group Corporation, Ltd - Class A	8	17
Zhejiang Dahua Technology Co., Ltd. - Class A	32	86
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	60
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	39
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	105
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	31
Zhejiang Juhua Co., Ltd. - Class A	22	42
Zhejiang Longsheng Group Co., Ltd. - Class A	24	31
Zhejiang NHU Company Ltd. - Class A	31	66
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	9
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	33	139
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	65
Zhejiang Supor Co., Ltd. - Class A	6	38
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	17	40
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	38
Zhejiang Yongtai Technology Co., Ltd. - Class A	10	22
Zhejiang Zheneng Electric Power Co., Ltd - Class A (b)	123	86
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	39
Zheshang Securities Co., Ltd. - Class A	38	52
ZhongAn Online P&C Insurance Co., Ltd. - Class H (b)	69	188
Zhongjin Gold Corporation Limited - Class A	46	65
Zhongtai Securities Co., Ltd - Class A	66	63
Zhuhai CosMX Battery Co., Ltd. - Class A	3	9
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	25
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	64	239
Zhuzhou Kibing Group Co., Ltd - Class A	23	27
Zijin Mining Group Co., Ltd. - Class A	188	295
Zijin Mining Group Co., Ltd. - Class H	698	1,029
ZJLD Group Inc (b)	49	49
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	80	75
ZTE Corporation - Class A	33	208
ZTE Corporation - Class H	94	379
ZTO Express (Cayman) Inc. (a)	50	1,258
		231,166
India 16.6%
ABB India Limited	6	322
ACC Limited	10	221
Adani Enterprises Limited	33	973
Adani Gas Limited	34	267
Adani Green Energy (UP) Limited (b)	43	494
Adani Ports and Special Economic Zone Limited	89	810
Adani Power Limited (b)	94	287
Adani Transmission Limited (b)	34	320
Adani Wilmar Limited (b)	18	92
Alkem Laboratories Limited	5	197
Ambuja Cements Limited	88	461
Apollo Hospitals Enterprise Limited	12	760
Ashok Leyland Limited	174	357
Asian Paints Limited	54	2,223
AU Small Finance Bank Limited (a)	41	378
Aurobindo Pharma Ltd	32	285
Avenue Supermarts Limited (a) (b)	18	874
Axis Bank Limited	274	3,313
Bajaj Auto Limited	8	476
Bajaj Finance Limited	32	2,814
Bajaj Finserv Limited	46	863
Bajaj Holdings & Investment Limited.	3	265
Balkrishna Industries Limited	9	267
Bandhan Bank Limited (a)	83	245
Bank of Baroda	121	282
Berger Paints India Limited	30	250
Bharat Electronics Limited	438	675
Bharat Forge Ltd	31	319
Bharat Petroleum Corporation Limited	109	486
Bharti Airtel Limited	293	3,150
Biocon Limited	59	191
Bosch Limited	1	263
Britannia Industries Ltd	14	866
Canara Bank	39	145
Cholamandalam Investment and Finance Company Limited	47	661
Cipla Limited	65	806
Coal India Ltd Govt Of India Undertaking	251	708
Colgate-Palmolive (India) Limited	16	333
Container Corporation	33	269
Dabur India Limited	70	491
Divis Laboratories Limited	15	667
DLF Limited	74	442
Dr. Reddy's Laboratories Limited	15	918
Eicher Motors Limited	17	731
Embassy Office Parks Private Limited	65	230
FSN E-Commerce Ventures Private Limited (b)	40	73
GAIL (India) Limited	305	391
Godrej Consumer Products Limited (b)	47	616
Godrej Properties Limited (b)	14	267
Grasim Industries Ltd	46	972
Havells India Limited	30	477
HCL Technologies Limited	127	1,843
HDFC Life Insurance Company Limited (a)	114	905
HDFC Asset Management Company Limited	9	251
HDFC Bank Limited	496	10,305
Hero MotoCorp Limited	16	554
Hindalco Industries Limited	176	906
Hindustan Aeronautics Limited	10	458
Hindustan Petroleum Corporation Limited	70	235
Hindustan Unilever Limited	107	3,489
Housing Development Finance Corporation Limited	220	7,593
ICICI Bank Limited	621	7,099
ICICI Lombard General Insurance Company Limited (a)	29	484
ICICI Prudential Life Insurance Company Limited (a)	45	318
Indian Oil Corporation Limited	438	489
Indian Railway Catering And Tourism Corporation Limited	33	256
Indraprastha Gas Limited	40	230
Indus Towers Limited	96	192
IndusInd Bank Ltd.	69	1,164
Info Edge (India) Limited	9	515
Infosys Limited	433	7,060
Interglobe Aviation Limited (a) (b)	11	363
ITC Limited	359	1,979
Jindal Steel & Power Limited	47	333
JSW Energy Limited	50	166
JSW Steel Limited	114	1,093
Jubilant Foodworks Limited	48	296
Kotak Mahindra Bank Limited	131	2,967
L&T Technology Services Limited	3	160
Larsen and Toubro Limited	83	2,500
LTIMindtree Limited (a)	11	670
Lupin Limited	29	322
Macrotech Developers Limited	28	236
Mahindra and Mahindra Limited	115	2,044
Marico Limited	63	412
Maruti Suzuki India Limited	16	1,905
Mphasis Limited	10	223
MRF Limited	—	343
Muthoot Finance Limited	12	179
Nestle India Limited	4	1,206
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
NMDC Limited	125	160
NTPC Limited	567	1,310
Oil and Natural Gas Corporation Limited	463	907
One 97 Communications Limited (b)	9	97
Oracle Financial Services Software Limited	3	152
Page Industries Limited	1	352
Patanjali Foods Limited	8	110
Petronet LNG Limited	93	252
PI Industries Limited	10	466
Pidilite Industries Limited	19	605
Power Finance Corporation Limited	140	371
Power Grid Corporation of India Limited	412	1,284
Procter & Gamble Hygiene and Health Care Limited	1	167
Punjab National Bank	277	176
REC Limited	138	279
Reliance Industries Limited	413	12,885
Samvardhana Motherson International Limited	241	254
SBI Cards and Payment Services Private Limited	35	361
SBI Life Insurance Company Limited (a)	55	872
Shree Cement Limited	1	337
Shriram Finance Limited	29	623
Siemens Limited	11	498
Sona BLW Precision Forgings Limited	37	231
SRF Limited	18	493
Star Health and Allied Insurance Company Limited (b)	8	57
State Bank of India	211	1,483
Steel Authority of India Limited	194	203
Sun Pharma Advanced Research Company Limited	129	1,662
Sundaram Finance Limited	9	296
Tata Consultancy Services Limited	123	4,961
Tata Consumer Products Limited	69	730
Tata Elxsi Limited	4	391
Tata Motors Limited	210	1,535
Tata Motors Limited	57	219
Tata Steel Limited	966	1,325
Tech Mahindra Limited	76	1,054
The Indian Hotels Company Limited	98	471
The Tata Power Company Limited	202	549
Titan Company Limited	51	1,886
Torrent Pharmaceuticals Ltd	13	302
Tube Investments of India Limited	12	479
TVS Motor Company Limited	28	453
UltraTech Cement Limited	14	1,390
United Spirits Limited (b)	36	402
UPL Limited	65	546
Varun Beverages Limited	55	537
Vedanta Limited	134	456
Voltas Limited	27	248
Wipro Limited	183	872
Yes Bank Limited (b)	1,555	309
Zomato Limited (b)	600	553
Zydus Lifesciences Limited	33	237
		141,834
Taiwan 14.1%
Accton Technology Corporation	60	678
Acer Inc.	368	372
Advanced Energy Solution Holding Co., Ltd.	4	106
Advantech Co., Ltd.	54	713
Airtac International Group	17	558
ASE Technology Holding Co., Ltd.	410	1,457
Asia Cement Corporation	316	451
ASUSTeK Computer Inc.	84	852
AUO Corporation	855	513
Catcher Technology Co., Ltd.	82	463
Cathay Financial Holding Co., Ltd.	1,137	1,580
Chailease Holding Company Limited	182	1,195
Chang Hwa Commercial Bank, Ltd.	738	443
Cheng Shin Rubber Ind. Co., Ltd.	249	322
Chicony Electronics Co., Ltd	91	287
China Airlines, Ltd.	355	301
China Development Financial Holding Corporation	2,009	803
China Steel Corporation	1,532	1,448
Chunghwa Telecom Co., Ltd.	456	1,705
Compal Electronics Inc.	471	443
CTBC Financial Holding Co., Ltd.	2,316	1,853
Delta Electronics, Inc.	230	2,555
E Ink Holdings Inc.	105	763
E.Sun Financial Holding Company, Ltd.	1,792	1,501
Eclat Textile Corporation Ltd.	24	387
eMemory Technology Inc.	7	502
EVA Airways Corporation	318	409
Evergreen Marine Corp. (Taiwan) Ltd.	121	365
Far Eastern New Century Corporation	483	519
Far EasTone Telecommunications Co., Ltd.	189	478
Feng Tay Enterprises Co., Ltd.	66	418
First Financial Holding Co., Ltd.	1,290	1,147
Formosa Chemicals & Fibre Corporation	480	1,035
Formosa Petrochemical Corporation	208	564
Formosa Plastics Corporation	515	1,419
FOXCONN Technology Co., Ltd.	136	244
Fubon Financial Holding Co., Ltd.	945	1,851
Giant Manufacturing Co., Ltd.	37	271
Global Unichip Corp.	9	469
GlobalWafers Co., Ltd.	24	386
Highwealth Construction Corp.	154	211
HIWIN Technologies Corp.	36	277
Hon Hai Precision Industry Co., Ltd.	1,443	5,253
Hotai Motor Co., Ltd.	43	1,128
Hua Nan Financial Holdings Co., Ltd.	1,257	897
Innolux Corporation	1,159	572
Inventec Corporation	385	535
Kinsus Interconnect Technology Corp.	33	124
Largan Precision Co., Ltd.	11	756
Lite-On Technology Corporation	268	892
Macronix International Co., Ltd.	248	262
MediaTek Inc.	192	4,260
Mega Financial Holding Co., Ltd.	1,307	1,605
Merida Industry Co., Ltd.	22	157
Micro-Star International Co., Ltd.	85	484
Momo.Com Inc.	9	204
Nan Ya P.C.B. Service Company	26	222
Nan Ya Plastics Corporation	673	1,569
Nanya Technology Corporation	143	327
Nien Made Enterprise Co., Ltd.	23	253
Novatek Microelectronics Corp.	67	920
Oneness Biotech Co., Ltd.	36	254
Parade Technologies, Ltd.	9	314
PEGATRON Corporation	255	614
PharmaEssentia Corp. (b)	35	384
Phison Electronics Corporation	18	239
Polaris Group (b)	38	100
Pou Chen Corporation	337	342
Powerchip Semiconductor Manufacturing Corp.	358	358
Powertech Technology Inc.	84	284
President Chain Store Corporation	65	590
Quanta Computer Inc.	331	1,621
Radiant Opto-Electronics Corporation	52	184
Realtek Semiconductor Corporation	57	714
Ruentex Development Co., Ltd.	242	280
Ruentex Industries Limited	96	187
Shin Kong Financial Holding Co., Ltd.	1,949	559
Simplo Technology Co., Ltd.	20	212
Sino-American Silicon Products Inc.	69	360
SinoPac Financial Holdings Company Limited	1,518	847
Synnex Technology International Corporation	154	287
Taishin Financial Holding Co., Ltd.	1,452	883
Taiwan Business Bank, Ltd.	808	371
Taiwan Cement Corporation	792	970
Taiwan Cooperative Bank, Ltd.	1,200	1,082
Taiwan Fertilizer Co., Ltd.	103	200
Taiwan Glass Industry Corporation	144	90
Taiwan High Speed Rail Corporation	232	240
Taiwan Mobile Co., Ltd.	216	664
Taiwan Semiconductor Manufacturing Company Limited	2,270	42,134
Tatung Co. (b)	227	397
TECO Electric & Machinery Co., Ltd.	188	323
The Shanghai Commercial & Savings Bank, Ltd.	595	868
Tripod Technology Corporation	53	211

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Unimicron Technology Corp.	153	873
Uni-President Enterprises Corp.	574	1,406
United Microelectronics Corporation	1,396	2,182
Vanguard International Semiconductor Corporation	98	278
Voltronic Power Technology Corporation	8	508
Walsin Lihwa Corporation	305	405
Wan Hai Lines Ltd.	166	317
WIN Semiconductors Corp.	41	218
Winbond Electronics Corp.	310	276
Wistron Corporation	341	998
Wiwynn Corporation	12	552
WPG Holdings Limited	192	338
Yageo Corporation	40	634
Yang Ming Marine Transport Corporation	214	436
Yuanta Financial Holding Co., Ltd	1,505	1,118
Yulon Nissan Motor Co., Ltd	4	26
Zhen Ding Technology Holding Limited	83	281
		120,743
South Korea 12.0%
Amorepacific Corporation	3	256
Amorepacific Corporation	3	57
BGFretail Co., Ltd.	1	127
BNK Financial Group Inc.	40	212
Celltrion Healthcare Co. Ltd.	13	643
Celltrion Inc.	13	1,506
Cheil Worldwide Inc.	9	126
CJ CheilJedang Corp.	1	197
Cj Corporation	2	87
Cosmo Advanced Materials & Technology Co., Ltd. (b)	3	380
Coway Co., Ltd.	6	216
DB Insurance Co., Ltd.	6	343
Doosan Bobcat Inc.	6	269
Doosan Enerbility Co Ltd (b)	49	678
Ecopro BM Co., Ltd.	6	1,231
ECOPRO Co., Ltd.	2	1,370
E-MART Inc.	3	156
F&F Holdings Co., Ltd.	2	195
GS Holdings Corp.	11	306
GS Retail Co., Ltd.	4	65
Hana Financial Group Inc.	35	1,050
Hanjin Kal Corp.	3	92
Hankook Tire & Technology Co,. Ltd.	9	233
Hanmi Science	4	96
Hanmi Science Co., Ltd.	1	182
Hanon Systems	21	148
Hanwha Aerospace CO., LTD.	4	368
Hanwha Corporation	6	130
Hanwha Ocean Co., Ltd. (b) (c)	5	148
Hanwha Solutions Corporation (b)	13	437
HD Hyundai Co., Ltd.	5	231
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6	493
HLB Co., Ltd (b)	14	344
Hmm Co., Ltd.	42	611
Hotel Shilla Co., Ltd.	4	205
HYBE Co., Ltd. (b)	2	471
Hyundai Engineering & Construction Co., Ltd.	9	247
Hyundai Glovis Co., Ltd.	3	389
Hyundai Heavy Industries Co., Ltd. (b)	2	231
Hyundai Marine & Fire Insurance Co., Ltd.	6	148
Hyundai Mobis Co., Ltd.	8	1,411
Hyundai Motor Company	17	2,625
Hyundai Rotem Company (b)	9	243
Hyundai Steel Company	10	262
Industrial Bank of Korea	30	236
Kakao Corp.	38	1,415
Kakao Games Corp. (b)	5	136
Kakao Pay Corp. (b)	3	108
KakaoBank Corp.	38	687
Kangwon Land, Inc.	13	170
KB Financial Group Inc.	45	1,638
KIA Corporation	32	2,173
Korea Aerospace Industries, Ltd.	9	357
Korea Electric Power Corp (b)	31	480
Korea Gas Corporation (b)	4	74
Korea Investment Holdings Co., Ltd.	6	218
Korea Zinc Co., Ltd.	2	582
Korean Air Lines Co., Ltd.	23	433
Krafton, Inc. (b)	4	619
KT Corp	15	332
KT&G Corporation	13	835
Kumho Petrochemical Co., Ltd.	2	198
L&F Co., Ltd.	3	513
LG Chem, Ltd.	6	2,897
LG Corp.	16	1,078
LG Display Co., Ltd. (b)	27	324
LG Electronics Inc.	13	1,261
LG Energy Solution Ltd. (b)	5	2,139
LG H&H Co., Ltd.	1	387
LG Innotek Co., Ltd.	2	382
LG Uplus Corp.	27	219
LOTTE Chemical Corporation	2	247
Lotte Energy Materials Corporation	3	96
Lotte Shopping Co., Ltd.	2	83
Lotte Wellfood Co., Ltd.	4	80
Meritz Financial Group Inc.	13	401
Mirae Asset Securities Co., Ltd.	31	169
NAVER Corporation	18	2,508
Ncsoft Corporation	2	430
Netmarble Corp. (b)	3	110
NH Investment & Securities Co., Ltd.	19	140
Orion Incorporation	3	282
Pan Ocean Co., Ltd.	32	128
Pearl Abyss Corp. (b)	4	175
POSCO Future M Co., Ltd.	4	1,006
POSCO Holdings Inc.	9	2,617
Posco International Corporation	6	192
S-1 Corporation	2	97
Samsung Biologics Co., Ltd. (b)	2	1,352
Samsung C&T Corporation	11	868
Samsung Card Co., Ltd.	3	74
Samsung Electro-Mechanics Co., Ltd.	7	738
Samsung Electronics Co Ltd	616	33,941
Samsung Engineering Co., Ltd. (b)	17	368
Samsung Fire & Marine Insurance Co., Ltd.	4	676
Samsung Heavy Industries Co., Ltd (b)	91	461
Samsung Life Insurance Co., Ltd.	11	570
Samsung SDI Co., Ltd.	7	3,374
Samsung SDS Co., Ltd.	5	498
Samsung Securities Co., Ltd.	8	233
SD Biosensor, Inc.	5	49
Shinhan Financial Group Co., Ltd.	61	1,566
SK Biopharmaceuticals Co., Ltd. (b)	3	211
SK Bioscience Co., Ltd. (b)	3	178
SK Hynix Inc.	65	5,696
SK ie Technology Co., Ltd. (b)	3	247
SK Inc.	4	501
SK innovation Co., Ltd. (b)	6	762
SK Square Co., Ltd. (b)	12	394
SK Telecom Co., Ltd.	13	461
SKC Co., Ltd.	2	183
S-Oil Corporation	5	247
Ssangyong C&E Co., Ltd.	15	61
Woori Financial Group Inc.	77	689
Yuhan Corporation	7	320
		102,585
Brazil 3.9%
Alupar Investimento S.A.	17	106
American Beverage Co Ambev	529	1,704
Atacadao S/A	64	150
B3 S.A. - Brasil, Bolsa, Balcao	700	2,135
Banco Bradesco S.A.	187	572
Banco BTG Pactual S/A	139	919
Banco do Brasil S.A	173	1,789
BB Seguridade Participacoes S/A	80	515
Caixa Seguridade Participacoes S/A	66	143
CCR S.A.	125	366
Centrais Eletricas Brasileiras S/A	155	1,285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	40	474
Companhia Energetica De Minas Gerais-Cemig	40	163
Companhia Paranaense De Energia	27	230
Companhia Siderurgica Nacional	72	184
Cosan S.A.	142	529
CPFL Energia S/A	24	174
Energisa S/A	33	344
ENGIE Brasil Energia S.A.	31	296
Equatorial Energia S.A	106	710
Hapvida Participacoes E Investimentos S/A (a)	596	546
Hypera S.A.	49	471
Itausa Investimentos Itau S.A.	125	255
JBS S.A.	79	288
Klabin S.A.	98	445
Localiza Rent A Car S/A	99	1,409
Lojas Renner S/A.	116	486
Magazine Luiza S.A.	338	239
Natura & Co Holding SA	95	333
Neoenergia S/A	25	113
Petro Rio S.A. (b)	78	608
Petroleo Brasileiro S/A Petrobras.	446	3,090
Porto Seguro S/A	25	147
Raia Drogasil S.A.	136	842
Rede D'or Sao Luiz S.A.	105	723
Rumo S.A	138	640
Sendas Distribuidora S/A	141	405
Suzano S.A.	92	853
Telefonica Brasil S.A.	49	445
TIM S.A	98	299
Transmissora Alianca De Energia Eletrica S/A	24	188
Vale S.A.	435	5,851
Vibra Energia S/A	133	504
Weg SA	177	1,396
		33,364
Saudi Arabia 3.6%
Advanced Petrochemical Company	17	205
Al Nahdi Medical Co	4	187
Al Rajhi Banking and Investment Corporation	235	4,595
Al-Elm Information Security Company	3	474
Alinma Bank	118	1,056
Almarai Company	31	506
Arabian Internet And Communications Services Company	3	254
Bank AlBilad	60	617
Bank Aljazira	49	238
Banque Saudi Fransi	73	811
BUPA Arabia for Cooperative Insurance Company	3	146
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	782
Etihad Etisalat Company	46	584
International Company For Water and Power Projects	16	701
Jarir Marketing Company	66	291
Mouwasat Medical Services Co.	5	351
Rabigh Refining and Petrochemical Company (b)	23	70
Riyad Bank	177	1,589
Santana Mining Inc. (b)	146	1,649
Saudi Arabian Fertilizer Company	28	970
Saudi Arabian Oil Company (a)	288	2,478
Saudi Aramco Base Oil Co - Luberef	6	215
Saudi Basic Industries Corporation	107	2,532
Saudi British Bank	45	459
Saudi Electricity Company	100	601
Saudi Industrial Investment Group	46	326
Saudi International Petrochemical Company (Sipchem)	43	429
Saudi Kayan Petrochemical Company (b)	90	332
Saudi Tadawul Group Holding Company	6	281
Saudi Telecom Company	215	2,505
Savola Group	31	348
The Saudi Investment Bank	60	276
The Saudi National Bank	353	3,473
Yanbu National Petrochemical Co.	34	436
		30,767
South Africa 3.0%
Absa Bank Limited	98	889
African Rainbow Minerals	13	138
Anglo American Platinum	7	307
AngloGold Ashanti	50	1,065
Aspen Pharmacare Holdings	45	442
Bid Corporation (Pty) Ltd	41	895
Capitec Bank Holdings	12	976
Clicks Group	30	415
Discovery (b)	57	445
Exxaro Resources Limited	29	256
Firstrand Ltd	668	2,430
Gold Fields Limited	107	1,496
Growthpoint Properties Ltd	406	252
Impala Platinum Holdings	103	687
Kumba Iron Ore Ltd (a)	6	132
Life Healthcare Group Holdings	171	187
Mr Price Group	33	256
MTN Group	106	778
Multichoice Group	56	283
Naspers Limited - Class N	26	4,722
Nedbank Group	58	698
Northam Platinum Limited (b)	33	218
OM Residual UK Ltd	591	380
Pepkor Holdings (a)	164	143
Rand Merchant Investment Holdings Limited	116	210
Remgro Ltd	64	501
Sanlam	216	669
Santam Limited	4	63
Sasol	70	863
Shoprite Holdings	61	728
Sibanye Stillwater	334	517
Standard Bank Group Limited	161	1,514
The Bidvest Group	41	570
Tiger Brands Limited	20	182
Vodacom Group Limited	102	639
Woolworths Holdings Limited	117	444
		25,390
United Arab Emirates 2.6%
Abu Dhabi Commercial Bank PJSC	356	790
Abu Dhabi Islamic Bank Public Joint Stock Company	179	519
Abu Dhabi National Oil Company	346	367
Abu Dhabi Ports Company PJSC (b)	102	179
Adnoc Drilling Company PJSC	300	291
Al Qudra Holding PJSC (b)	259	167
ALDAR Properties PJSC	441	614
Alpha Dhabi Holding PJSC (b)	166	949
Americana Restaurants International PLC (b)	293	338
Dubai Electricity and Water Authority	1,077	768
Dubai Islamic Bank (P S C) Br.	333	496
Emaar Development LLC	105	166
Emaar Properties PJSC	731	1,276
Emirates NBD Bank PJSC	291	1,176
Emirates Telecommunication Group Company Etisalat Group PJSC	416	2,549
Fertiglobe plc	145	131
First Abu Dhabi Bank P.J.S.C.	529	1,969
International Holdings Limited (b)	87	9,313
Multiply Marketing Consultancy LLC (b)	412	356
Salik Company P.J.S.C.	178	152
		22,566
Indonesia 2.3%
Aneka Tambang (Persero), PT TBK	1,124	147
Goto Gojek Tokopedia Tbk, PT (b)	108,941	817
Mayora Indah, PT Tbk	280	49
PT Adaro Energy Indonesia Tbk	1,674	251
PT Adaro Minerals Indonesia Tbk (b)	861	53
PT Allo Bank Indonesia Tbk (b)	360	42
PT Astra International Tbk	2,421	1,103
PT Avia Avian Tbk	2,033	90
PT Bank Central Asia Tbk	6,670	4,104
PT Bank Mandiri (Persero) Tbk.	5,400	1,898
PT Bank Negara Indonesia (Persero) Tbk.	909	558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
PT Bank Rakyat Indonesia (Persero) Tbk.	8,561	3,126
PT Barito Pacific Tbk	2,915	145
PT Bayan Resources, Tbk	922	967
PT Bukit Asam TBK	524	94
PT Capital Financial Indonesia Tbk. (b)	1,560	70
PT Chandra Asri Petrochemical TBK	2,887	409
PT Charoen Pokphand Indonesia, Tbk. (b)	909	321
PT Dayamitra Telekomunikasi	2,128	95
PT Elang Mahkota Teknologi Tbk.	4,419	211
PT Global Digital Niaga TBK (b)	1,425	43
PT Gudang Garam Tbk	51	94
PT Indah Kiat Pulp & Paper Tbk	344	196
PT Indocement Tunggal Prakarsa TBK	234	156
PT Indofood Cbp Sukses Makmur	239	181
PT Indofood Sukses Makmur Tbk	511	251
PT Kalbe Farma Tbk	2,510	343
PT Merdeka Copper Gold, Tbk. (b)	1,723	353
PT Mitra Keluarga Karyasehat Tbk	614	111
PT Mnc Digital Entertainment Tbk (b)	199	53
PT Sarana Menara Nusantara Tbk	2,241	158
PT Semen Indonesia (Persero) Tbk	408	167
PT Sumber Alfaria Trijaya, Tbk	2,258	390
PT Telkom Indonesia (Persero) Tbk	5,668	1,518
PT Tower Bersama Infrastructure Tbk	530	71
PT Transcoal Pacific Tbk	110	52
PT Trimegah Bangun Persada (b)	864	54
PT Unilever Indonesia, Tbk.	729	208
PT United Tractors Tbk	178	277
PT Vale Indonesia Tbk	208	88
		19,314
Mexico 2.1%
Arca Continental S.A.B. de C.V.	56	574
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	353	514
Becle, S.A. de C.V.	43	106
CEMEX S.A.B. de C.V. (b)	1,818	1,285
Coca-Cola FEMSA, S.A.B. de C.V.	63	527
El Puerto De Liverpool, S.A.B. De C.V.	26	159
Fomento Economico Mexicano, S.A. B. De C.V. (c)	221	2,446
Gmexico Transportes, S.A.B. De C.V.	43	99
GRUMA, S.A.B. de C.V. - Class B	22	352
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	45	819
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	23	644
Grupo Bimbo S.A.B. de C.V. - Class A	166	894
Grupo Carso, S.A.B. De C.V.	57	409
Grupo Elektra S.A.B. de C.V.	7	456
Grupo Financiero Banorte, S.A.B. de C.V.	298	2,453
Grupo Financiero Inbursa, S.A.B. de C.V.	243	575
Grupo Mexico, S.A.B. de C.V. - Class B	377	1,812
Industrias Bachoco SAB S.A De C.V - Class B (c)	8	41
Industrias CH, S.A.B. de C.V. - Class B (b)	11	134
Industrias Penoles, S.A.B. de C.V. (b)	21	299
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	380
Operadora de Sites Mexicanos, S.A. de C.V. (c)	102	97
Orbia Advance Corporation, S.A.B. de C.V.	113	243
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	21	216
Wal - Mart de Mexico, S.A.B. de C.V.	607	2,409
		17,943
Thailand 1.8%
Advanced Info Service PLC. - NVDR	18	110
Advanced Info Service PLC.	113	682
Airports of Thailand Public Company Limited (b)	344	699
Airports of Thailand Public Company Limited - NVDR (b)	213	434
Asset World Corp Public Company Limited - NVDR	357	50
Asset World Corp Public Company Limited	507	71
B.Grimm Power Public Company Limited - NVDR	118	116
Bangkok Bank Public Company Limited	68	306
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	420
Bangkok Expressway and Metro Public Company Limited	484	117
Bangkok Expressway and Metro Public Company Limited - NVDR	367	89
Bank of Ayudhya Public Company Limited - NVDR	189	164
Banpu Public Company Limited	231	58
Banpu Public Company Limited - NVDR	357	89
Berli Jucker Public Company Limited - NVDR	114	112
Berli Jucker Public Company Limited	8	8
BTS Group Holdings Public Company Limited	592	125
BTS Group Holdings Public Company Limited - NVDR	371	78
Bumrungrad Hospital Public Company Limited - NVDR	28	176
Bumrungrad Hospital Public Company Limited	22	141
Carabao Group Public Co., Ltd. - NVDR	44	81
Carabao Group Public Co., Ltd. (c)	21	38
Central Pattana Public Company Limited	104	192
Central Pattana Public Company Limited - NVDR	70	129
Central Retail Corporation Public Company Limited - NVDR	70	77
Central Retail Corporation Public Company Limited	293	324
Charoen Pokphand Foods Public Company Limited (c)	395	219
CP ALL Public Company Limited - NVDR	184	325
CP ALL Public Company Limited	339	598
Delta Electronics (Thailand) Public Company Ltd. (c)	551	1,439
Electricity Generating Public Company Limited - NVDR (c)	30	112
Energy Absolute Public Company Limited - NVDR	219	354
Global Power Synergy Public Company Limited - NVDR	79	121
Gulf Energy Development Public Company Limited	422	558
Gulf Energy Development Public Company Limited - NVDR	274	363
Home Product Center Public Company Limited - NVDR	426	169
Indorama Ventures Public Company Limited	16	16
Indorama Ventures Public Company Limited - NVDR	188	182
Intouch Holdings Public Company Limited	124	259
JMT Network Services Public Company Limited - NVDR	74	78
KASIKORNBANK Public Company Limited - NVDR	141	516
Krung Thai Bank Public Company Limited - NVDR	455	249
Krungthai Card Public Company Limited	12	17
Krungthai Card Public Company Limited - NVDR	134	187
Land and Houses Public Company Limited	324	77
Minor International Public Company Limited - NVDR	54	52
Minor International Public Company Limited	260	252
Muangthai Capital Public Company Limited (c)	92	102
Osotspa Public Company Limited - NVDR	52	44
Osotspa Public Company Limited	111	94
PTT Exploration And Production Public Company Limited	174	735
PTT Global Chemical Public Company Limited	215	227
PTT Oil And Retail Business Public Company Limited - NVDR	383	229
PTT Public Company Limited	828	783
PTT Public Company Limited - NVDR	294	278
RATCH Group Public Company Limited	79	80
SCG Paper Public Company Limited - NVDR	50	53
SCG Paper Public Company Limited	81	85
Siam Commercial Bank Public Company Limited - NVDR	68	204
Siam Commercial Bank Public Company Limited	29	86
Siam Global House Public Company Limited	142	63
Siam Global House Public Company Limited - NVDR	91	41
Siam Makro Public Company Limited - NVDR	160	159
Srisawad Corporation Public Company Limited - NVDR	24	32
Srisawad Corporation Public Company Limited	71	95
Thai Life Insurance Public Company Limited - NVDR	270	94
Thai Oil Public Company Limited - NVDR	116	146
Thai Union Group Public Company Limited	184	67
Thai Union Group Public Company Limited - NVDR	49	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Siam Cement Public Company Limited - NVDR	34	308
TISCO Financial Group Public Company Limited - NVDR	39	107
TMB Bank Thanachart Public Company Limited - NVDR	5,777	253
TOA Paint (Thailand) Company Limited - NVDR	45	34
		15,446
Malaysia 1.5%
Ammb Holdings Berhad	247	192
Axiata Group Berhad	563	320
Celcomdigi Berhad	430	379
CIMB Group Holdings Berhad	871	945
Dialog Group Berhad	495	219
Fraser & Neave Holdings Bhd	18	99
Gamuda Berhad	289	273
Genting Berhad	241	210
Genting Malaysia Berhad	397	210
Hap Seng Consolidated Berhad	89	60
Hong Leong Bank Berhad	88	356
Hong Leong Financial Group Berhad	38	142
IHH Healthcare Berhad	381	481
IOI Corporation Berhad	355	284
Kuala Lumpur Kepong Berhad	67	317
Kumpulan Sime Darby Berhad	333	147
Malayan Banking Berhad	834	1,543
Malaysia Airports Holdings Berhad	117	173
Maxis Communications Berhad	289	254
MISC Berhad	170	262
Mr D.I.Y. Group (M) Berhad	318	108
Nestle (Malaysia) Berhad	7	205
Petronas Chemicals Group Berhad	335	432
PETRONAS Dagangan Berhad	41	193
PETRONAS Gas Berhad	90	322
PPB Group Berhad	94	317
Press Metal Berhad	443	447
Public Bank Berhad	1,787	1,476
QL Resources Berhad	149	171
RHB Bank Berhad	449	523
Sime Darby Plantation Berhad	405	361
Telekom Malaysia Berhad	214	226
Tenaga Nasional Berhad	327	633
Top Glove Corporation Bhd	635	111
Westports Holdings Berhad	128	100
		12,491
Qatar 0.9%
Dukhan Bank (Qp.S.C.)	270	290
Industries Qatar Q.S.C.	242	749
Masraf Al Rayan	732	516
Mesaieed Petrochemical Holding Company Q.P.S.C.	586	306
Ooredoo Q.P.S.C	95	285
Qatar Electricity & Water Company	71	339
Qatar Fuel (WOQOD)	75	349
Qatar Gas Transport Company Ltd.	338	376
Qatar International Islamic Bank	133	367
Qatar Islamic Bank S.A.Q.	199	969
Qatar National Bank (Q.P.S.C.)	530	2,245
The Commercial Bank (P.S.Q.C.)	382	608
		7,399
Kuwait 0.8%
Agility Public Warehousing Company KSCP (b)	186	380
Boubyan Bank K.S.C.P	148	309
Gulf Bank K.S.C.P.	286	247
Kuwait Finance House K.S.C.P.	1,033	2,517
Mabanee Company (K.P.S.C)	79	216
Mobile Telecommunications Company. K.S.C.P	259	438
National Bank of Kuwait S.A.K.P.	953	2,905
		7,012
Philippines 0.8%
Aboitiz Equity Ventures, Inc.	293	289
Aboitiz Power Corporation	159	111
AC Energy Corporation	944	92
Alliance Global Group, Inc.	360	88
Ayala Corporation	29	331
Ayala Land Inc.	715	316
Bank of The Philippine Islands	239	472
BDO Unibank, Inc.	254	636
Emperador Inc.	246	95
Globe Telecom, Inc.	4	119
GT Capital Holdings, Inc.	10	95
International Container Terminal Services, Inc.	92	339
JG Summit Holdings, Inc.	359	290
Jollibee Foods Corporation	58	252
LT Group, Inc.	324	56
Manila Electric Company	31	190
Metro Pacific Investments Corporation	1,167	101
Metropolitan Bank & Trust Company	226	229
Monde Nissin Corporation	896	130
PLDT Inc.	10	249
Puregold Price Club, Inc.	147	78
San Miguel Corporation	45	87
San Miguel Food and Beverage, Inc. - Class B	81	66
SM Investments Corporation	58	980
SM Prime Holdings, Inc.	1,368	814
Universal Robina Corporation	106	265
		6,770
Hong Kong 0.8%
BBMG Corporation - Class H	273	30
Bosideng International Holdings Limited	388	164
C&D International Investment Group Limited	79	180
China Everbright Environment Group Limited	412	163
China Gas Holdings Limited	372	427
China International Marine Containers (Group) Co., Ltd. - Class H	44	26
China Molybdenum Co., Ltd - Class H	431	227
China Resources Cement Holdings Limited	234	97
Chow Tai Fook Jewellery Group Limited	259	467
COSCO SHIPPING Development Co., Ltd. - Class H	270	33
Cosco Shipping Energy Transportation Co., Ltd. - Class H (c)	152	153
COSCO Shipping Holdings Co., Ltd - Class H	421	380
Dali Foods Group Company Limited (a)	297	133
Datang International Power Generation Co., Ltd. - Class H	364	69
Dongfang Electric Co., Ltd. - Class H	40	51
Fenbi Ltd. (a) (b)	59	34
GCL-Poly Energy Holdings Limited	2,312	530
Hanergy Thin Film Power Group Limited (b) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (a)	122	196
Hopson Development Holdings Limited	130	93
Hua Hong Semiconductor Limited (a) (b)	70	231
Huadian Power International Corporation Limited - Class H	182	95
Kingboard Holdings Limited	84	231
Kingboard Laminates Holdings Limited	83	78
Metallurgical Corporation of China Ltd. - Class H	215	53
Nine Dragons Paper (Holdings) Limited	195	121
Orient Overseas (International) Limited	17	222
Sany Heavy Equipment Co., Ltd.	122	160
Sino Biopharmaceutical Limited	1,207	527
Sinotruk (Hong Kong) Limited	69	135
Sun Art Retail Group Limited	223	58
Xinyi Glass Holdings Limited	311	486
Yuexiu Property Company Limited	189	220
Zhaojin Mining Industry Company Limited - Class H	161	202
Zhongsheng Group Holdings Limited	71	274
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	82
		6,628
Turkey 0.6%
Akbank T.A.S - Class A	358	281
Arcelik A.S. - Class A	22	111
Aselsan Inc. - Class A	69	144
BIM Birlesik Magazalar A.S. - Class A	54	358
Coca-Cola Icecek Anonim Sirketi - Class A	9	89
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	224	253

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A (b)	163	231
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	263
Haci Omer Sabanci Holding A.S. - Class A	159	283
Hektas Ticaret Turk Anonim Sirketinin - Class A (b)	128	149
KOC Holding Anonim Sirketi - Class A	131	524
Petkim Petrokimya Holding A.S - Class A (b)	134	78
SASA Polyester Sanayi A.S. - Class A (b)	121	264
Tofas Turk Otomobil Fabrikasi Anonim Sirketi - Class A	14	141
Turk Hava Yollari A.O. - Class A (b)	84	631
Turk Telekomunikasyon Anonim Sirketi - Class A (b)	57	46
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	145	204
Turkiye Garanti Bankasi A.S. - Class A	77	96
Turkiye Is Bankasi Anonim Sirketi - Class C	395	216
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	110	340
Turkiye Sise Ve Cam Fabrikalari A.S. - Class A	163	280
Yapi ve Kredi Bankasi A.S. - Class A	351	176
		5,158
Chile 0.4%
AntarChile S.A.	6	53
Banco de Chile	5,338	557
Banco de Credito e Inversiones	8	248
Banco Santander-Chile	7,280	344
Cencosud S.A.	151	292
Cencosud Shopping S.A.	62	112
Compania Cervecerias Unidas S.A.	13	103
Compania Sud Americana de Vapores S.A.	1,985	135
Empresas CMPC S.A.	120	230
Empresas Copec S.A.	46	338
Enel Americas S.A.	2,399	320
Enel Chile S.A.	2,807	182
LATAM Airlines Group S.A.	8,280	78
Quinenco S.A.	40	135
S.A.C.I.Falabella	97	234
		3,361
Greece 0.3%
Eurobank Ergasias Services And Holdings S.A - Class R (b)	300	495
Greek Organisation of Football Prognostics S.A. - Class R	21	373
Hellenic Duty Free Shops Single Member S.A. - Class R (b) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	24	418
HELLENiQ ENERGY Holdings Societe Anonyme - Class R	7	56
Jumbo S.A. - Class R	14	386
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	7	185
Mytilineos SA - Class R	12	419
National Bank of Greece SA - Class R (b)	67	434
		2,766
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	58	510
OTP Bank Nyrt.	27	951
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	16	399
		1,860
Colombia 0.2%
Banco de Bogota S.A.	12	97
Bancolombia SA	34	255
Ecopetrol S.A.	597	306
Grupo de Inversiones Suramericana S.A.	10	87
Grupo Energia Bogota S.A. ESP	349	152
Grupo Nutresa S.A.	12	156
Interconexion Electrica S.A. E.S.P.	55	221
		1,274
Bermuda 0.1%
Credicorp Ltd.	8	1,178
Czech Republic 0.1%
CEZ, a. s.	19	792
Komercni banka, a.s.	9	268
		1,060
Egypt 0.1%
Commercial International Bank (Egypt) S.A.E.	305	506
Luxembourg 0.1%
Reinet Investments S.C.A.	18	394
Peru 0.0%
Enel Distribucion Peru S.A.A. (b)	59	53
Inretail Peru Corp. (a)	4	126
Intercorp Financial Services Inc.	4	88
		267
Singapore 0.0%
BOC Aviation Limited (a)	26	209
Australia 0.0%
Yancoal Australia Ltd	36	109
Russian Federation 0.0%
Bank VTB (Public Joint Stock Company) (a) (b) (d)	680,515	—
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnit - GDR (a) (b) (d)	—	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Works (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	8	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Public Joint Stock Society Oil Company Lukoil (a) (b) (d)	49	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (b) (d)	27	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	6	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat (a) (b) (d)	241	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom (a) (b) (d)	157	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $960,422)		819,560
PREFERRED STOCKS 2.2%
Brazil 1.4%
Banco Bradesco S.A. (f)	637	2,196
Braskem S.A - Series A	22	130
Centrais Eletricas Brasileiras S/A	28	259
Companhia Energetica De Minas Gerais-Cemig	161	431
Gerdau S.A.	131	686
Itau Unibanco Holding S.A. (f)	585	3,471
Itausa Investimentos Itau S.A.	624	1,256
Petroleo Brasileiro S/A Petrobras. (f)	551	3,401
		11,830
South Korea 0.6%
Amorepacific Corporation	1	28

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hyundai Motor Company, 1.00% (g)	3	231
Hyundai Motor Company, 2.00% (g)	4	369
LG Chem, Ltd., 1.00% (g)	1	238
LG Electronics Inc.	2	96
LG H&H Co., Ltd., 1.00% (g)	—	39
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	43
Samsung Electronics Co Ltd, 1.00% (g)	99	4,456
Samsung Fire & Marine Insurance Co., Ltd.	—	42
Samsung SDI Co., Ltd., 1.00% (g)	—	47
		5,589
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Preferred Class B	17	1,256
Colombia 0.1%
Bancolombia SA	54	362
Grupo Aval Acciones y Valores S.A.	508	59
Grupo de Inversiones Suramericana S.A.	15	47
		468
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $20,904)		19,143
RIGHTS 0.0%
United States of America 0.0%
China Zheshang Bank Co., Ltd. (b) (h)	38	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.78% (i) (j)	12,284	12,284
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (i) (j)	2,626	2,626
Total Short Term Investments (cost $14,910)		14,910
Total Investments 100.0% (cost $996,236)		853,614
Other Derivative Instruments 0.0%		140
Other Assets and Liabilities, Net 0.0%		130
Total Net Assets 100.0%		853,884

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $245 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
360 DigiTech, Inc.	06/16/23	212	219	—
Alibaba Group Holding Limited	04/26/21	36,880	19,316	2.3
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	33	—
AU Small Finance Bank Limited	04/28/21	307	378	0.1
Autohome Inc.	06/18/21	372	203	—
Avenue Supermarts Limited	04/28/21	722	874	0.1
Baidu, Inc. - Class A	06/18/21	6,266	4,650	0.6
Bandhan Bank Limited	04/28/21	353	245	—
Bank VTB (Public Joint Stock Company)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	2,219	1,414	0.2
Blue Moon Group Holdings Limited	06/18/21	183	79	—
BOC Aviation Limited	04/26/21	200	209	—
Cansino Biologics Inc. - Class H	06/18/21	408	32	—
CGN Power Co., Ltd. - Class H	04/26/21	462	361	0.1
China Feihe Limited	04/26/21	1,007	220	—
China International Capital Corporation Limited - Class H	04/26/21	380	314	—
China Literature Limited	04/26/21	434	200	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	77	—
China Resources Mixc Lifestyle Services Limited	06/18/21	419	351	0.1
China Resources Pharmaceutical Group Limited	06/16/23	197	191	—
China Tower Corporation Limited - Class H	04/26/21	935	628	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	41	—
Dali Foods Group Company Limited	04/26/21	214	133	—
Everbright Securities Company Limited - Class H	01/11/22	54	47	—
Fenbi Ltd.	06/16/23	67	34	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	324	311	—
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	313	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	111	—
Haidilao International Holding Ltd.	04/26/21	610	321	—
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	196	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,367	546	0.1
HDFC Life Insurance Company Limited	04/28/21	1,052	905	0.1
Hua Hong Semiconductor Limited	06/16/23	250	231	—
Huatai Securities Co., Ltd. - Class H	04/26/21	446	269	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Hygeia Healthcare Holdings Co., Limited	06/16/23	262	227	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	484	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	322	318	—
Innovent Biologics, Inc. - Class B	04/26/21	703	534	0.1
Inretail Peru Corp.	05/19/21	150	126	—
Interglobe Aviation Limited	04/28/21	251	363	0.1
JD Health International Inc.	06/18/21	1,444	814	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	40	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	3,889	1,621	0.2
Kumba Iron Ore Ltd	04/26/21	198	132	—
LTIMindtree Limited	04/28/21	580	670	0.1
Meituan - Class B	04/26/21	12,554	8,987	1.1
New Oriental Education & Technology Group Inc.	06/16/23	769	702	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,177	1,182	0.2
Orient Securities Company Limited - Class H	05/20/21	57	49	—
Pepkor Holdings	04/26/21	204	143	—
Ping An Healthcare and Technology Company Limited	04/26/21	672	143	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	568	576	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	08/27/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnit	08/25/22	—	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	04/26/21	361	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Society Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint Stock Society Oil Company Lukoil	04/26/21	3,119	—	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	411	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	05/19/21	322	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat	04/26/21	225	—	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom	04/26/21	207	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	39	—
Remegen, Ltd. - Class H	12/16/22	111	68	—
Saudi Arabian Oil Company	04/26/21	2,252	2,478	0.3
SBI Life Insurance Company Limited	04/28/21	701	872	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	141	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/18/21	142	67	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	38	—
Sipai Health Technology Co., Ltd.	06/16/23	52	24	—
Smoore International Holdings Limited	04/26/21	1,531	217	—
Tongcheng-Elong Holdings Limited	04/26/21	238	262	—
Topsports International Holdings Limited	04/26/21	416	304	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	427	384	0.1
Yadea Group Holdings Ltd	12/16/22	231	315	—
ZTO Express (Cayman) Inc.	06/21/21	1,463	1,258	0.2
		115,971	57,030	6.7

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	369	September 2023	18,575	140	(164)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	72,163	747,353	44	819,560
Preferred Stocks	19,143	—	—	19,143
Rights	—	1	—	1
Short Term Investments	14,910	—	—	14,910
	106,216	747,354	44	853,614
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(164)	—	—	(164)
	(164)	—	—	(164)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 97.0%
Japan 24.0%
ABC-Mart, Inc.	5	260
ACOM Co., Ltd.	60	145
Advance Residence Investment Corp.	—	502
Advantest Corporation	26	3,433
Aeon Co., Ltd.	122	2,499
AGC Inc. (a)	31	1,125
Aisin Corporation	24	734
Ajinomoto Co., Inc.	75	2,984
ANA Holdings Inc. (b)	24	577
Asahi Group Holdings, Ltd.	71	2,755
Asahi Intecc Co., Ltd.	30	580
Asahi Kasei Corporation	198	1,341
ASICS Corporation	29	884
Astellas Pharma Inc.	255	3,819
Bandai Namco Holdings Inc.	95	2,191
Bridgestone Corporation (a)	86	3,519
Brother Industries, Ltd.	38	556
Canon Inc. (a)	145	3,819
Capcom Co., Ltd.	23	903
Central Japan Railway Company	29	3,599
Chubu Electric Power Co., Inc.	108	1,317
Chugai Pharmaceutical Co., Ltd.	88	2,516
Concordia Financial Group, Ltd.	158	618
COSMOS Pharmaceutical Corporation	3	334
CyberAgent, Inc.	61	447
Dai Nippon Printing Co., Ltd.	37	1,043
Daifuku Co., Ltd.	54	1,110
Dai-ichi Life Holdings, Inc.	144	2,742
Daiichi Sankyo Company, Ltd	274	8,693
Daikin Industries, Ltd.	41	8,359
Daito Trust Construction Co., Ltd.	10	1,003
Daiwa House Industry Co., Ltd	93	2,442
Daiwa House REIT Investment Corporation	—	577
Daiwa Securities Group Inc.	215	1,108
DENSO Corporation	70	4,716
Dentsu Group Inc. (a)	33	1,091
DISCO Corporation	13	1,982
East Japan Railway Company	53	2,944
Eisai Co., Ltd.	41	2,804
ENEOS Holdings, Inc.	450	1,545
FANUC Corporation	134	4,664
Fast Retailing Co., Ltd.	26	6,730
Fuji Electric Co., Ltd.	21	923
FUJIFILM Holdings Corporation	58	3,436
Fujitsu Limited	26	3,299
Fukuoka Financial Group, Inc.	25	514
GLP J-REIT	1	642
GMO Payment Gateway, Inc.	6	502
Hakuhodo DY Holdings Inc.	37	390
Hamamatsu Photonics K.K.	22	1,069
Hankyu Hanshin Holdings, Inc.	32	1,072
HASEKO Corporation	35	435
Hikari Tsushin,Inc.	3	431
Hirose Electric Co., Ltd.	4	543
Hitachi Construction Machinery Co., Ltd.	15	422
Hitachi, Ltd.	131	8,131
Honda Motor Co., Ltd.	238	7,189
Hoshizaki Corporation	18	635
Hoya Corporation	51	6,041
Hulic Co., Ltd. (a)	82	704
IBIDEN Co., Ltd.	20	1,130
Idemitsu Kosan Co., Ltd.	32	646
Iida Group Holdings Co., Ltd.	27	456
Inpex Corporation (a)	148	1,644
Isuzu Motors Limited	89	1,081
ITOCHU Corporation	207	8,226
ITOCHU Techno-Solutions Corporation	14	349
Japan Airlines Co., Ltd.	22	475
Japan Airport Terminal Co., Ltd.	13	579
Japan Exchange Group, Inc.	70	1,222
Japan Metropolitan Fund Investment Corporation	1	624
Japan Post Bank Co., Ltd.	192	1,499
Japan Post Holdings Co., Ltd.	334	2,404
Japan Post Insurance Co., Ltd.	30	454
Japan Real Estate Investment Corporation	—	708
Japan Tobacco Inc. (a)	153	3,349
JFE Holdings, Inc.	81	1,157
JSR Corporation	27	763
Kajima Corporation	67	1,005
Kansai Paint Co., Ltd	33	482
Kao Corporation	66	2,374
Kawasaki Heavy Industries, Ltd.	25	650
KDDI Corporation	218	6,742
Keio Corporation	18	566
Keisei Electric Railway Co., Ltd.	26	1,067
Keyence Corporation	28	13,234
Kikkoman Corporation	27	1,548
Kintetsu Group Holdings Co., Ltd.	26	914
Kirin Holdings Company, Ltd (a)	116	1,692
Kobayashi Pharmaceutical Co., Ltd.	7	365
Kobe Bussan Co., Ltd.	21	550
Koei Tecmo Holdings Co., Ltd.	17	301
Koito Manufacturing Co., Ltd.	37	661
Komatsu Ltd.	136	3,668
Konami Holdings Corporation	15	761
Kose Corporation	4	414
Kubota Corporation	158	2,310
Kurita Water Industries Ltd.	16	610
KYOCERA Corporation	48	2,622
Kyowa Kirin Co., Ltd.	34	638
Kyushu Railway Company	24	514
Lasertec Co., Ltd.	11	1,658
Lawson, Inc.	7	297
Lion Corporation	38	355
LIXIL Corporation	41	524
M3, Inc.	58	1,261
Makita Corporation	37	1,044
Marubeni Corporation	237	4,033
Marui Group Co.Ltd.	29	506
Matsuki Yokokokara & Company Co., Ltd.	20	1,124
Mazda Motor Corporation	88	850
McDonald's Holdings Company (Japan), Ltd.	13	517
Medipal Holdings Corporation	32	521
Meiji Holdings Co., Ltd.	41	912
Minebeamitsumi Inc.	57	1,070
MISUMI Group Inc.	39	790
Mitsubishi Chemical Group Corporation	189	1,133
Mitsubishi Corporation	203	9,836
Mitsubishi Electric Corporation	299	4,229
Mitsubishi Estate Co., Ltd.	176	2,094
Mitsubishi Gas Chemical Company, Inc.	31	452
Mitsubishi HC Capital Inc.	104	621
Mitsubishi Heavy Industries, Ltd.	47	2,198
Mitsubishi Motors Corporation	86	299
Mitsubishi UFJ Financial Group Inc	1,690	12,515
Mitsui & Co., Ltd.	218	8,217
Mitsui Chemicals, Inc.	26	777
Mitsui Fudosan Co., Ltd.	134	2,667
Mitsui O.S.K. Lines, Ltd. (a)	48	1,151
Mizuho Financial Group, Inc.	355	5,418
MonotaRO Co., Ltd.	30	384
MS&AD Insurance Group Holdings, Inc.	62	2,195
Murata Manufacturing Co., Ltd.	90	5,159
Nagoya Railroad Co., Ltd.	30	479
Nec Corporation	39	1,872
NEXON Co., Ltd.	63	1,203
NGK Insulators, Ltd.	40	482
Nidec Corporation	75	4,130
Nikon Corporation	53	686
Nintendo Co., Ltd.	163	7,430
Nippon Building Fund Inc. (a)	—	927
Nippon Express Co., Ltd. (a)	12	655
Nippon Paint Holdings Co., Ltd.	150	1,238
Nippon Prologis REIT, Inc.	—	776
Nippon Sanso Holdings Corporation	28	606
Nippon Shinyaku Co., Ltd.	9	376

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Nippon Steel Corporation	132	2,769
Nippon Telegraph and Telephone Corporation	4,146	4,903
Nippon Yusen Kabushiki Kaisha	68	1,509
Nissan Motor Co., Ltd.	333	1,367
Nisshin Seifun Group Inc.	40	490
Nissin Chemical Corporation	19	835
Nissin Food Holdings Co., Ltd.	12	977
Niterra Co., Ltd.	26	522
Nitori Holdings Co., Ltd.	12	1,337
Nitto Denko Corporation	21	1,553
Nomura Holdings, Inc.	422	1,605
Nomura Real Estate Holdings, Inc.	17	403
Nomura Real Estate Master Fund, Inc.	1	727
Nomura Research Institute Ltd	61	1,695
NTT DATA Corporation	91	1,271
Obayashi Corporation	93	806
OBIC Co., Ltd.	9	1,492
Odakyu Electric Railway Co., Ltd.	49	653
Oji Holdings Corporation	128	480
Olympus Corporation	175	2,773
OMRON Corporation	29	1,781
Ono Pharmaceutical Co., Ltd.	63	1,146
Open House Group Co., Ltd.	8	303
Oracle Corporation Japan	5	342
Oriental Land Co., Ltd.	162	6,290
ORIX Corporation	162	2,936
ORIX JREIT Inc.	—	516
Osaka Gas Co., Ltd.	60	921
Otsuka Corporation	17	644
Otsuka Holdings Co., Ltd. (a)	78	2,856
Pan Pacific International Holdings Corporation	79	1,409
Panasonic Holdings Corporation	326	3,987
Persol Holdings Co., Ltd.	28	497
Rakuten Group, Inc.	185	645
Recruit Holdings Co., Ltd.	237	7,570
Renesas Electronics Corporation (b)	195	3,681
Resona Holdings, Inc.	331	1,588
Ricoh Company, Ltd.	87	744
Rinnai Corporation	18	384
ROHM Co., Ltd.	12	1,118
Santen Pharmaceutical Co., Ltd.	49	418
SBI Holdings, Inc.	37	704
SCSK Corporation	23	364
Secom Co., Ltd.	30	2,058
Sega Sammy Holdings, Inc.	21	442
Seibu Holdings Inc.	32	331
Seiko Epson Corporation.	42	652
Sekisui Chemical Co., Ltd.	60	871
Sekisui House, Ltd.	93	1,871
Seven & I Holdings Co., Ltd.	111	4,811
SG Holdings Co., Ltd.	68	973
Sharp Corporation (b)	29	162
Shimadzu Corporation	39	1,218
Shimano Inc.	12	1,958
Shimizu Corporation	80	508
Shin-Etsu Chemical Co., Ltd.	282	9,349
Shinsei Bank, Limited	8	160
Shionogi & Co., Ltd.	39	1,659
Shiseido Company, Limited	56	2,516
SMC Corporation	9	4,718
Softbank Corp.	389	4,161
SoftBank Group Corp	142	6,743
Sojitz Corporation	28	629
Sompo Holdings, Inc.	47	2,118
Sony Group Corporation	176	15,911
Square Enix Holdings Co., Ltd.	13	591
Stanley Electric Co., Ltd.	23	463
Subaru Corporation.	87	1,630
SUMCO Corporation (a)	49	696
Sumitomo Chemical Company, Limited	243	737
Sumitomo Corporation	175	3,703
Sumitomo Electric Industries, Ltd.	108	1,327
Sumitomo Metal Mining Co., Ltd.	38	1,217
Sumitomo Mitsui Financial Group, Inc.	192	8,195
Sumitomo Mitsui Trust Bank, Limited	51	1,826
Sumitomo Realty & Development Co., Ltd.	65	1,600
Suntory Beverage & Food Limited	18	636
Suzuki Motor Corporation	68	2,474
Sysmex Corporation	23	1,582
T&D Holdings, lnc.	87	1,271
Taisei Corporation	25	874
Taisho Pharmaceutical Holdings Co., Ltd.	9	320
Takeda Pharmaceutical Co Ltd	221	6,946
TDK Corporation	55	2,120
Terumo Corporation	105	3,337
The Bank of Kyoto, Ltd.	12	575
The Chiba Bank, Ltd.	97	588
The Kansai Electric Power Company, Incorporated	117	1,474
TIS Inc.	30	761
TOBU Railway Co., LTD.	29	770
Toho Co., Ltd.	18	682
Tokio Marine Holdings, Inc.	281	6,492
Tokyo Century Corporation	6	198
Tokyo Electric Power Company Holdings, Inc. (b)	112	409
Tokyo Electron Limited	66	9,431
Tokyo Gas Co., Ltd.	58	1,261
Tokyu Corporation	84	1,018
Tokyu Fudosan Holdings Corporation	84	480
Toppan Inc.	46	997
Toray Industries, Inc.	235	1,308
Toshiba Corporation	62	1,930
Tosoh Corporation	42	495
TOTO Ltd.	21	627
Toyo Suisan Kaisha, Ltd.	15	695
Toyota Industries Corporation	29	2,076
Toyota Motor Corporation	1,754	28,232
Toyota Tsusho Corporation	33	1,622
Trend Micro Incorporated	20	963
Unicharm Corporation	61	2,278
United Urban Investment Corporation	—	477
USS Co., Ltd.	28	455
Welcia Holdings Co., Ltd.	16	325
West Japan Railway Company	35	1,469
Yakult Honsha Co., Ltd.	22	1,423
Yamaha Corporation	25	948
Yamaha Motor Co., Ltd. (a)	47	1,360
Yamato Holdings Co., Ltd.	48	876
Yaskawa Electric Corporation	38	1,728
Yokogawa Electric Corporation	31	575
Z Holdings Corporation	382	924
ZOZO, Inc.	16	327
		548,133
United Kingdom 13.3%
3i Group PLC	135	3,345
abrdn PLC	284	788
Admiral Group PLC	39	1,020
Anglo American PLC	184	5,232
Ashtead Group Public Limited Company	63	4,333
Associated British Foods PLC	48	1,222
AstraZeneca PLC	216	30,950
Auto Trader Group PLC	131	1,018
Aviva PLC	389	1,955
B&M European Value Retail S.A.	123	872
BAE Systems PLC	429	5,060
Barclays PLC	2,073	4,050
Barratt Developments PLC	146	768
BP PLC	2,555	14,903
British American Tobacco PLC	313	10,391
BT Group PLC	998	1,553
Bunzl Public Limited Company	46	1,768
Burberry Group PLC	55	1,484
Centrica PLC	799	1,261
Coca-Cola Europacific Partners PLC	28	1,815
Compass Group PLC	247	6,906
Convatec Group PLC (c)	211	550
Croda International Public Limited Company	21	1,483
DCC Public Limited Company	13	746
Dechra Pharmaceuticals PLC	15	687
Diageo PLC	326	13,994

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
DS Smith PLC	181	626
easyJet PLC (b)	76	464
Entain PLC	81	1,305
Evraz PLC (d)	82	—
Experian PLC	136	5,225
Fiat Chrysler Automobiles N.V.	304	5,351
GSK PLC	561	9,926
Haleon PLC	717	2,929
Halma Public Limited Company	54	1,561
Hargreaves Lansdown PLC	48	497
Hikma Pharmaceuticals Public Limited Company	24	577
Hiscox Ltd.	46	633
Howden Joinery Group PLC	86	700
HSBC Holdings PLC	2,827	22,320
Imperial Brands PLC	131	2,901
Informa Jersey Limited	195	1,803
InterContinental Hotels Group PLC	27	1,845
Intermediate Capital Group PLC	42	745
Intertek Group Plc	23	1,248
ITV PLC	543	473
J Sainsbury PLC	258	882
JD Sports Fashion PLC	321	595
Johnson Matthey PLC	29	649
Kingfisher PLC	288	847
Land Securities Group PLC	100	730
Legal & General Group PLC	833	2,410
Lloyds Banking Group PLC	9,302	5,152
London Stock Exchange Group PLC	53	5,651
M&G PLC	337	822
Melrose Industries PLC (b)	200	1,284
Mondi PLC	70	1,063
National Grid PLC	542	7,181
NatWest Group PLC	707	2,168
Next PLC	18	1,563
Ocado Group PLC (b)	105	757
Pearson PLC	93	975
Pepco Group N.V. (b) (c)	22	202
Persimmon Public Limited Company	44	571
Phoenix Group Holdings PLC	123	829
Prudential PLC (e)	384	5,427
Reckitt Benckiser Group PLC	103	7,732
Relx PLC	277	9,246
Rentokil Initial PLC	358	2,800
Rightmove PLC	123	820
Rio Tinto PLC	147	9,356
Rolls-Royce PLC (b)	1,157	2,222
Schroders PLC	135	754
SEGRO Public Limited Company	174	1,583
Severn Trent PLC	36	1,178
Smith & Nephew PLC	127	2,050
Smiths Group PLC	53	1,098
Spirax-Sarco Engineering PLC	10	1,329
SSE PLC	147	3,445
St. James's Place PLC	79	1,096
Standard Chartered PLC	341	2,967
Tate & Lyle Public Limited Company	52	477
Taylor Wimpey PLC	545	711
Tesco PLC	1,040	3,281
The Berkeley Group Holdings PLC	16	794
The British Land Company Public Limited Company	140	538
The Sage Group PLC	156	1,829
Unilever PLC	367	19,103
United Utilities PLC	94	1,145
Vodafone Group Public Limited Company	3,767	3,553
Weir Group PLC(The)	34	764
Whitbread PLC	27	1,169
Wise PLC - Class A (b)	70	587
WPP 2012 Limited	148	1,546
		302,214
France 11.3%
Adevinta ASA - Class B (b) (f)	40	262
Aeroports de Paris	4	527
Airbus SE	86	12,419
Alstom	43	1,283
Amundi (c)	9	538
AXA	277	8,157
Biomerieux SA	6	654
BNP Paribas	159	10,003
Bollore SE	118	731
Bouygues	28	928
Bureau Veritas	39	1,075
Capgemini	22	4,217
Carrefour	81	1,532
Compagnie De Saint-Gobain	72	4,381
Compagnie Generale des Etablissements Michelin	101	2,975
Credit Agricole SA	193	2,285
Danone	89	5,440
Dassault Aviation	3	649
Dassault Systemes	97	4,291
Edenred	34	2,257
Eiffage	12	1,207
Engie	259	4,311
EssilorLuxottica	42	7,975
Gecina (a)	8	847
Getlink S.E.	57	973
Hermes International	5	10,554
IPSEN	6	665
Kering	10	5,551
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	73	13,130
Legrand	37	3,701
L'Oreal	35	16,345
LVMH Moet Hennessy Louis Vuitton	36	34,338
Orange (a)	266	3,105
Pernod Ricard	29	6,292
Publicis Groupe SA	33	2,672
Safran	49	7,614
Sanofi	160	17,216
Sartorius Stedim Biotech	3	858
Schneider Electric SE	80	14,509
Societe d'exploitation Hoteliere	11	1,237
Societe Generale	104	2,705
Teleperformance SE	9	1,457
Thales	15	2,253
TotalEnergies SE	327	18,834
Veolia Environnement-VE	95	2,992
VINCI	74	8,628
Vivendi SE	109	1,003
Worldline (b) (c)	36	1,297
		256,873
Switzerland 8.7%
ABB Ltd - Class N	237	9,313
Alcon AG	70	5,773
Baloise Holding AG - Class N	6	948
Barry Callebaut AG - Class N	—	908
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,858
Coca-Cola HBC AG	30	904
Compagnie Financiere Richemont SA	73	12,330
DSM-Firmenich AG	28	3,053
EMS-Chemie Holding AG	1	686
Geberit AG - Class N	5	2,640
Givaudan SA - Class N	1	3,698
Glencore PLC	1,425	8,087
Julius Bar Gruppe AG - Class N	30	1,885
Kuhne & Nagel International AG	8	2,302
Lafarge	79	5,340
Lonza Group AG	10	6,213
Nestle S.A. - Class N	374	44,993
Novartis AG - Class N	335	33,790
Partners Group Holding AG	3	2,980
Roche Holding AG	4	1,245
Schindler Holding AG - Class N	3	655
SGS SA	21	2,024
Sika AG	22	6,148
Sonova Holding AG	7	1,942
STMicroelectronics N.V.	91	4,520
Straumann Holding AG - Class N	17	2,676
Swiss Life Holding AG - Class N	4	2,532
Swiss Re AG	40	4,048

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Swisscom AG - Class N	4	2,186
The Swatch Group AG	4	1,235
The Swatch Group AG - Class N	7	386
UBS Group AG	515	10,446
Zurich Insurance Group AG - Class N	21	9,921
		197,665
Germany 7.4%
Adidas AG - Class N	25	4,847
Allianz SE	56	13,053
BASF SE - Class N	129	6,244
Bayer Aktiengesellschaft - Class N	137	7,603
Bayerische Motoren Werke Aktiengesellschaft	45	5,509
Beiersdorf Aktiengesellschaft	14	1,844
Brenntag SE - Class N	22	1,704
Carl Zeiss Meditec AG	5	574
COMMERZBANK Aktiengesellschaft	148	1,639
Continental Aktiengesellschaft	15	1,167
Covestro AG (b) (c)	28	1,443
Daimler Truck Holding AG	71	2,570
Delivery Hero SE (b) (c)	27	1,191
Deutsche Bank Aktiengesellschaft - Class N	290	3,051
Deutsche Borse Aktiengesellschaft - Class N	26	4,887
Deutsche Lufthansa Aktiengesellschaft (b)	86	885
Deutsche Post AG - Class N	138	6,767
Deutsche Telekom AG - Class N	488	10,654
DW Property Invest GmbH	10	219
E.ON SE - Class N	315	4,020
Evonik Industries AG	29	548
Fresenius SE & Co. KGaA	58	1,614
GEA Group Aktiengesellschaft	22	929
Hannover Ruck SE - Class N	8	1,772
Heidelberg Materials AG	20	1,655
Henkel AG & Co. KGaA	15	1,030
Infineon Technologies AG - Class N	183	7,541
Mercedes-Benz Group AG - Class N	109	8,783
MERCK Kommanditgesellschaft auf Aktien	18	3,045
MTU Aero Engines AG - Class N	8	1,978
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	19	7,246
Puma SE	14	844
RWE Aktiengesellschaft	93	4,053
SAP SE	153	20,878
Siemens Aktiengesellschaft - Class N	105	17,453
Siemens Energy AG (b)	69	1,212
Siemens Healthineers AG (c)	40	2,256
Symrise AG	19	1,961
Talanx Aktiengesellschaft	7	400
Telefonica Deutschland Holding AG	139	390
Vonovia SE	112	2,193
Zalando SE (b) (c)	30	855
		168,507
Australia 7.0%
Ampol Limited	32	647
ANZ Group Holdings Limited	421	6,670
Aristocrat Leisure Limited	93	2,404
ASX Limited	28	1,170
Atlas Arteria Limited	175	727
Aurizon Holdings Limited	252	660
Australian Pipeline Trust	163	1,056
Bendigo and Adelaide Bank Limited	80	461
BHP Group Limited	708	21,329
BlueScope Steel Limited	64	891
Brambles Limited	196	1,894
Cochlear Limited	9	1,442
Coles Group Limited	185	2,270
Commonwealth Bank of Australia	236	15,810
Computershare Limited	80	1,245
CSL Limited	67	12,489
DEXUS Funds Management Limited	152	790
Endeavour Group Limited	184	774
Fortescue Metals Group Ltd	235	3,507
Goodman Funding Pty Ltd	235	3,155
GPT Management Holdings Limited	269	743
IDP Education Limited (a)	30	447
IGO Limited	97	995
Incitec Pivot Limited	246	451
Insurance Australia Group Limited	340	1,295
Lendlease Corporation Limited	103	536
Macquarie Group Limited	50	5,986
Medibank Private Limited	398	935
Mineral Resources Limited	24	1,152
Mirvac Limited	576	869
National Australia Bank Limited	434	7,642
Newcrest Mining Limited	127	2,261
Northern Star Resources Ltd	161	1,310
Orica Limited	62	613
Origin Energy Limited	242	1,360
Pilbara Minerals Limited	373	1,232
Qantas Airways Limited (b)	115	477
QBE Insurance Group Limited	210	2,204
Ramsay Health Care Limited	25	948
REA Group Ltd	8	723
Reece Limited	30	378
Rio Tinto Limited	52	4,003
Santos Limited	460	2,336
Scentre Group Limited	739	1,305
SEEK Limited	51	750
Seven Group Holdings Limited	23	378
Sonic Healthcare Limited	64	1,524
South32 Limited	634	1,617
Stockland Corporation Ltd	349	940
Suncorp Group Limited	177	1,596
Telstra Group Limited	558	1,603
The Lottery Corporation Limited	315	1,081
TPG Corporation Limited	57	186
Transurban Holdings Limited	423	4,034
Treasury Wine Estates Limited	100	751
Vicinity Centres RE Ltd	526	648
Washington H. Soul Pattinson and Company Limited	35	754
Wesfarmers Limited	160	5,270
Westpac Banking Corporation	491	7,009
WiseTech Global Limited	25	1,336
Woodside Energy Group Ltd	266	6,107
Woolworths Group Limited	170	4,514
Worley Limited	57	603
		160,293
Netherlands 6.0%
Adyen B.V. (b) (c)	4	7,540
Aegon N.V.	205	1,039
Akzo Nobel N.V.	24	1,947
argenx SE (b)	8	3,060
ASM International N.V.	7	2,761
ASML Holding N.V.	56	40,987
CNH Industrial N.V.	138	1,998
Exor Nederland N.V.	15	1,370
Ferrovial SE (b)	70	2,222
HAL Trust	13	1,609
Heineken Holding N.V.	15	1,310
Heineken N.V.	33	3,415
ING Groep N.V.	507	6,841
JDE Peet's N.V.	19	557
Koninklijke Ahold Delhaize N.V.	139	4,748
Koninklijke KPN N.V.	452	1,613
Koninklijke Philips N.V.	126	2,733
NN Group N.V. (a)	41	1,503
Prosus N.V. - Class N	163	11,915
Randstad N.V.	17	886
Shell PLC - Class A	992	29,600
Universal Music Group N.V.	106	2,359
Wolters Kluwer N.V. - Class C	36	4,570
		136,583
Sweden 3.1%
AB Sagax - Class B	24	477
Aktiebolaget Electrolux - Class B	31	427
Aktiebolaget Industrivarden - Class A	24	657
Aktiebolaget Industrivarden - Class C	25	697
Aktiebolaget SKF - Class A	2	40

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Aktiebolaget SKF - Class B	54	934
Aktiebolaget Volvo - Class A	28	605
Aktiebolaget Volvo - Class B	218	4,512
Alfa Laval AB	41	1,500
Assa Abloy AB - Class B	139	3,347
Atlas Copco Aktiebolag - Class A	359	5,179
Atlas Copco Aktiebolag - Class B	216	2,697
Axfood AB	16	337
Boliden AB (b)	38	1,106
Castellum Aktiebolag (a)	62	592
Embracer Group AB - Class B (a) (b)	120	299
Epiroc Aktiebolag - Class A	90	1,706
Epiroc Aktiebolag - Class B	51	821
EQT AB (a) (c)	48	927
Essity Aktiebolag (publ) - Class A	3	92
Essity Aktiebolag (publ) - Class B	85	2,274
Evolution AB (publ) (c)	27	3,423
Fastighets AB Balder - Class B (b)	91	334
G&L Beijer Ref AB - Class B	47	599
Getinge AB - Class B	33	574
H & M Hennes & Mauritz AB - Class B	99	1,710
Hexagon Aktiebolag - Class B	293	3,609
Holmen Aktiebolag - Class B	12	431
Husqvarna Aktiebolag - Class B	62	564
Indutrade Aktiebolag	35	796
Investment Ab Latour - Class B	17	339
Investor Aktiebolag - Class A	78	1,568
Investor Aktiebolag - Class B	253	5,066
Kinnevik AB - Class B (b)	34	478
L E Lundbergforetagen AB (publ) - Class B	9	373
Lifco AB (Publ) - Class B	31	672
NIBE Industrier AB - Class B	215	2,046
Nordnet AB	23	306
Saab AB - Class B	12	655
Sandvik Aktiebolag	153	2,983
Securitas AB - Class B	71	585
Skandinaviska Enskilda Banken AB - Class A	239	2,645
Skanska AB - Class B	57	801
SSAB AB - Class A	31	217
SSAB AB - Class B	82	571
Svenska Cellulosa Aktiebolaget SCA - Class A	4	47
Svenska Cellulosa Aktiebolaget SCA - Class B	88	1,125
Svenska Handelsbanken AB - Class A	216	1,810
Svenska Handelsbanken AB - Class B (a)	6	59
Swedbank AB - Class A	129	2,173
Swedish Orphan Biovitrum AB (Publ) (b)	29	559
Tele2 AB - Class B	75	620
Telefonaktiebolaget LM Ericsson - Class A (a)	8	43
Telefonaktiebolaget LM Ericsson - Class B	425	2,306
Telia Company AB	331	727
Trelleborg AB - Class B	30	725
Volvo Cars AB - Class B (b)	77	306
		71,071
Denmark 2.9%
A.P. Moller - Maersk A/S - Class A	—	704
A.P. Moller - Maersk A/S - Class B	1	1,381
Carlsberg A/S - Class B	13	2,123
Chr. Hansen Holding A/S	14	969
Coloplast A/S - Class B	16	2,060
Danske Bank A/S (b)	97	2,362
Demant A/S (b)	14	608
DSV A/S	25	5,191
Genmab A/S (b)	9	3,485
Novo Nordisk A/S - Class B	226	36,484
Novozymes A/S - Class B	30	1,390
Orsted A/S (c)	26	2,508
Pandora A/S	13	1,141
Tryg A/S	52	1,118
Vestas Wind Systems A/S (b)	142	3,781
		65,305
Spain 2.4%
Acciona,S.A.	4	634
ACS, Actividades de Construccion y Servicios, S.A. (a)	32	1,130
AENA, S.M.E., S.A. (c)	10	1,667
Amadeus IT Holding, S.A. (c)	63	4,811
Banco Bilbao Vizcaya Argentaria, S.A.	842	6,463
Banco Santander, S.A.	2,344	8,680
CaixaBank, S.A. (a)	568	2,352
Cellnex Telecom, S.A. (c)	83	3,348
Corporacion Acciona Energias Renovables, S.A.	6	203
Endesa, S.A. (a)	43	925
Iberdrola, Sociedad Anonima	820	10,705
Industria de Diseno Textil, S.A.	157	6,098
Naturgy Energy Group, S.A.	26	783
Red Electrica Corporacion, S.A.	60	1,010
Repsol, S.A. (a)	181	2,644
Telefonica, S.A.	812	3,299
		54,752
Hong Kong 2.3%
AIA Group Limited	1,624	16,480
Budweiser Brewing Company APAC Limited (c)	246	636
CK Asset Holdings Limited	270	1,498
CK Hutchison Holdings Limited	382	2,334
CK Infrastructure Holdings Limited	84	446
CLP Holdings Limited	235	1,828
DFI Retail Group Holding Limited	38	105
ESR Group Limited (c)	329	568
Galaxy Entertainment Group Limited (b)	268	1,707
Hang Lung Properties Limited	285	441
Hang Seng Bank, Limited	102	1,452
Henderson Land Development Company Limited	170	505
HK Electric Investments Limited	320	191
HKT Trust	566	658
Hong Kong And China Gas Company Limited -The-	1,497	1,296
Hong Kong Exchanges and Clearing Limited	167	6,325
Jardine Matheson Holdings Limited	33	1,661
Link Real Estate Investment Trust	355	1,980
MTR Corporation Limited	232	1,067
New World Development Company Limited	224	552
Power Assets Holdings Limited	194	1,018
Sino Land Company Limited	478	589
Sun Hung Kai Properties Limited	205	2,592
Swire Pacific Limited - Class A	60	457
Swire Pacific Limited - Class B	115	145
Swire Properties Limited	146	359
Techtronic Industries Company Limited	254	2,780
The Wharf (Holdings) Limited	206	490
WH Group Limited (c)	1,051	558
Wharf Real Estate Investment Company Limited	222	1,115
		51,833
Italy 2.3%
A2a S.P.A.	237	434
Amplifon S.p.A	12	423
Assicurazioni Generali S.P.A.	169	3,440
Banca Mediolanum SpA	32	289
Banco BPM Societa' Per Azioni	217	1,010
Buzzi S.P.A.	13	332
Davide Campari-Milano N.V.	72	1,002
DiaSorin S.p.A.	4	402
Enel S.p.A	1,081	7,278
Eni S.p.A.	351	5,057
Ferrari N.V.	18	5,857
Finecobank Banca Fineco SPA	85	1,137
Hera S.p.A.	120	356
Infrastrutture Wireless Italiane S.p.A. (c)	46	608
Intesa Sanpaolo SPA	2,343	6,141
Leonardo S.p.A.	53	603
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	88	1,053
Moncler S.p.A.	28	1,965
Nexi Spa (b)	112	881
Pirelli & C. S.p.A. (c)	63	311
Poste Italiane SPA (c)	58	631
Prysmian S.p.A.	38	1,597
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	13	630
Snam S.P.A.	282	1,474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Telecom Italia SPA	1,506	424
Terna – Rete Elettrica Nazionale S.p.A.	197	1,682
UniCredit S.p.A.	271	6,290
UnipolSai Assicurazioni S.p.A. (a)	58	144
		51,451
Singapore 1.2%
Ascendas Real Estate Investment Trust	475	958
Capitaland Group Pte. Ltd.	730	1,033
Capitaland Investment Limited	364	894
City Developments Limited	69	346
DBS Group Holdings Ltd	256	5,971
Genting International Plc	797	555
Great Eastern Holdings Limited	7	94
Jardine Cycle & Carriage Limited	13	332
Keppel Corporation Limited	196	973
Mapletree Commercial Trust Treasury Company Pte. Ltd. (c)	305	367
Olam Group Limited	151	156
Oversea-Chinese Banking Corporation Limited	566	5,158
Singapore Airlines Limited	192	1,017
Singapore Exchange Limited	114	809
Singapore Technologies Engineering Ltd	224	612
Singapore Telecommunications Limited	983	1,822
United Overseas Bank Limited	215	4,471
UOL Group Limited	65	311
Venture Corporation Limited	34	372
Wilmar International Limited	433	1,219
		27,470
Finland 1.1%
Elisa Oyj	20	1,067
Fortum Oyj	59	795
Huhtamaki Oyj	12	405
Kesko Oyj - Class A	14	272
Kesko Oyj - Class B	39	735
Kone Corporation - Class B	56	2,947
Metso Oyj	96	1,157
Neste Oyj	60	2,331
Nokia Oyj	744	3,115
Nordea Bank AB	451	4,912
Orion Oyj - Class A	3	131
Orion Oyj - Class B	16	664
Sampo Oyj - Class A	68	3,031
Stora Enso Oyj - Class A (a)	7	91
Stora Enso Oyj - Class R	85	986
UPM-Kymmene Oyj	75	2,232
Wartsila Oyj Abp	71	796
		25,667
Belgium 0.9%
Ackermans	3	557
Ageas SA/NV	25	1,016
Anheuser-Busch InBev	139	7,867
Azelis Group	10	226
D'Ieteren Group	3	589
Elia Group	5	641
Etablissementen Franz Colruyt	9	341
Groupe Bruxelles Lambert - Groep Brussel Lambert	15	1,149
KBC Groep	47	3,313
Sofina	2	409
Solvay	10	1,114
UCB	17	1,542
Umicore	30	833
Warehouses De Pauw	20	557
		20,154
Ireland 0.7%
CRH Public Limited Company	104	5,729
Flutter Entertainment Public Limited Company (b)	21	4,314
James Hardie Industries Public Limited Company - CDI	61	1,627
Kerry Group Public Limited Company - Class A	22	2,125
Kingspan Group Public Limited Company	23	1,502
Smurfit Kappa Funding Designated Activity Company	37	1,246
		16,543
Norway 0.7%
Aker ASA	3	176
Aker BP ASA	44	1,028
DNB Bank ASA	126	2,367
Equinor ASA	147	4,270
Gjensidige Forsikring ASA	24	391
Kongsberg Gruppen ASA	11	515
Mowi ASA	63	994
Norsk Hydro ASA	188	1,120
Orkla ASA	111	797
SalMar ASA	10	414
Schibsted ASA - Class A	10	184
Schibsted ASA - Class B	14	224
Storebrand ASA	76	591
Telenor ASA	87	878
TOMRA Systems ASA	34	543
Var Energi ASA	66	180
Yara International ASA	23	825
		15,497
Israel 0.4%
Azrieli Group Ltd.	5	282
Bank Hapoalim Ltd	166	1,365
Bank Leumi Le-Israel B.M.	219	1,637
Bezeq The Israel Telecommunication Corp., Limited	270	331
Elbit Systems Ltd.	4	782
Icl Group Ltd	100	543
Israel Discount Bank Limited	174	867
Mizrahi-Tefahot Bank Ltd.	21	685
Nice Ltd (b)	9	1,884
Teva Pharmaceutical Industries Ltd (b)	156	1,177
		9,553
Poland 0.3%
Allegro.eu (b) (c)	52	408
Bank Polska Kasa Opieki - Spolka Akcyjna	26	707
Dino Polska Spolka Akcyjna (b) (c)	7	806
ING Bank Slaski S.A. (b)	5	211
KGHM Polska Miedz Spolka Akcyjna	21	591
LPP Spolka Akcyjna	—	458
Polski Koncern Naftowy Orlen Spolka Akcyjna	73	1,159
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	119	1,055
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	74	722
Santander Bank Polska S.A. (b)	5	465
		6,582
Austria 0.2%
Andritz AG	11	603
BAWAG Group AG (c)	11	498
Erste Group Bank AG	51	1,804
EVN AG	5	104
OMV Aktiengesellschaft	20	835
Raiffeisen Bank International AG	19	295
Strabag SE	2	69
Telekom Austria Aktiengesellschaft	18	132
Verbund AG	5	371
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	5	118
voestalpine AG (a)	16	562
		5,391
Portugal 0.2%
Banco Espirito Santo S.A. (b) (d)	413	—
EDP - Energias de Portugal, S.A.	434	2,119
EDP Renovaveis, S.A.	37	743
Galp Energia, SGPS, S.A.	61	719
Jeronimo Martins, SGPS, S.A.	39	1,073
		4,654
New Zealand 0.2%
Auckland International Airport Limited (b)	162	850
Contact Energy Limited	115	575
Fisher & Paykel Healthcare Corporation Limited	79	1,181
Mercury NZ Limited	86	344
Meridian Energy Limited	154	528
Spark New Zealand Limited	279	873
		4,351

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Luxembourg 0.2%
ArcelorMittal	80	2,200
Eurofins Scientific SE	18	1,157
Tenaris S.A.	62	938
		4,295
China 0.1%
Wuxi Biologics Cayman Inc (b) (c)	481	2,307
United States of America 0.1%
Qiagen N.V. (b)	33	1,481
Macau 0.0%
Sands China Ltd. (b)	352	1,206
Chile 0.0%
Antofagasta PLC	46	856
Bermuda 0.0%
Autostore Holdings Ltd (a) (b) (c)	128	279
Mexico 0.0%
Fresnillo PLC	24	188
United Arab Emirates 0.0%
NMC Health PLC (d)	12	—
Total Common Stocks (cost $1,960,921)		2,211,154
PREFERRED STOCKS 1.9%
Switzerland 1.5%
Chocoladefabriken Lindt & Sprungli AG	—	1,808
Roche Holding AG	98	29,946
Schindler Holding AG	6	1,369
		33,123
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	8	914
Henkel AG & Co. KGaA (g)	24	1,923
Porsche Automobil Holding SE (g)	22	1,308
Sartorius Aktiengesellschaft	4	1,252
Volkswagen Aktiengesellschaft (g)	26	3,436
		8,833
Italy 0.0%
Telecom Italia SPA	883	240
Total Preferred Stocks (cost $40,868)		42,196
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (e) (h)	9,578	9,578
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (e) (h)	2,468	2,468
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (e) (h)	3,925	3,925
		6,393
Total Short Term Investments (cost $15,971)		15,971
Total Investments 99.6% (cost $2,017,760)		2,269,321
Other Derivative Instruments 0.0%		37
Other Assets and Liabilities, Net 0.4%		9,358
Total Net Assets 100.0%		2,278,716

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $262 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL International Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential PLC	5,399	204	322	49	66	80	5,427	0.2

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/26/21	8,267	7,540	0.3
AENA, S.M.E., S.A.	04/26/21	1,428	1,667	0.1
Allegro.eu	06/18/21	833	408	—
Amadeus IT Holding, S.A.	04/26/21	3,327	4,811	0.2
Amundi	04/26/21	795	538	—
Autostore Holdings Ltd	12/17/21	480	279	—
BAWAG Group AG	04/26/21	546	498	—
Budweiser Brewing Company APAC Limited	04/26/21	911	636	—
Cellnex Telecom, S.A.	04/26/21	3,846	3,348	0.2
Convatec Group PLC	04/26/21	607	550	—
Covestro AG	04/26/21	2,060	1,443	0.1
Delivery Hero SE	04/26/21	2,650	1,191	0.1
Dino Polska Spolka Akcyjna	06/18/21	496	806	—
EQT AB	04/26/21	1,158	927	0.1
ESR Group Limited	04/26/21	1,056	568	—
Evolution AB (publ)	04/26/21	2,864	3,423	0.2
Infrastrutture Wireless Italiane S.p.A.	04/26/21	515	608	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	367	—
Orsted A/S	04/26/21	2,094	2,508	0.1
Pepco Group N.V.	12/17/21	210	202	—
Pirelli & C. S.p.A.	04/26/21	361	311	—
Poste Italiane SPA	04/26/21	527	631	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Siemens Healthineers AG	06/18/21	2,362	2,256	0.1
WH Group Limited	04/26/21	900	558	—
Worldline	04/26/21	2,666	1,297	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,157	2,307	0.1
Zalando SE	04/26/21	2,050	855	0.1
		48,697	40,533	1.8

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	151	September 2023	EUR	6,550	81	146
FTSE 100 Index	35	September 2023	GBP	2,660	28	(27)
S&P/ASX 200 Index	15	September 2023	AUD	2,665	2	14
Topix Index	34	September 2023	JPY	752,632	(7)	181
					104	314

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/20/23	AUD	855	571	(10)
EUR/USD	UBS	09/20/23	EUR	8,121	8,897	86
GBP/USD	JPM	09/20/23	GBP	1,780	2,261	13
JPY/USD	BOA	09/20/23	JPY	669,689	4,698	(157)
USD/EUR	RBC	09/20/23	EUR	(1,021)	(1,119)	1
					15,308	(67)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	4,037	2,207,117	—	2,211,154
Preferred Stocks	42,196	—	—	42,196
Short Term Investments	15,971	—	—	15,971
	62,204	2,207,117	—	2,269,321
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	341	—	—	341
Open Forward Foreign Currency Contracts	—	100	—	100
	341	100	—	441
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(27)	—	—	(27)
Open Forward Foreign Currency Contracts	—	(167)	—	(167)
	(27)	(167)	—	(194)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.0%
Industrials 22.7%
Acuity Brands, Inc.	45	7,350
Advanced Drainage Systems, Inc.	88	10,052
AECOM	197	16,701
AGCO Corporation	88	11,587
ASGN Incorporated (a)	69	5,247
Avis Budget Group, Inc. (a)	34	7,741
Builders FirstSource, Inc. (a)	182	24,739
BWXT Government Group, Inc.	128	9,134
Caci International Inc. - Class A (a)	32	11,035
Carlisle Companies Incorporated	72	18,551
Chart Industries, Inc. (a) (b)	60	9,508
Clean Harbors, Inc. (a)	71	11,737
Concentrix Corporation	62	4,996
Crane Holdings, Co.	69	3,901
Crane Holdings, Co.	69	6,160
Curtiss-Wright Corporation	54	9,964
Donaldson Company, Inc.	172	10,760
EMCOR Group, Inc.	68	12,475
EnerSys	57	6,218
ESAB Corporation	74	4,900
ExlService Holdings, Inc. (a)	47	7,122
Exponent, Inc.	72	6,715
Flowserve Corporation	185	6,887
Fluor Corporation (a)	201	5,936
Fortune Brands Innovations, Inc.	180	12,936
FTI Consulting, Inc. (a)	48	9,172
GATX Corporation	50	6,461
Genpact Limited	240	9,026
Graco Inc.	239	20,630
GXO Logistics Inc. (a)	170	10,702
Hertz Global Holdings, Inc. (a)	222	4,079
Hexcel Corporation	119	9,075
Hubbell Incorporated	76	25,209
Insperity, Inc.	51	6,023
ITT Inc.	117	10,883
JetBlue Airways Corporation (a)	465	4,116
KBR, Inc.	193	12,528
Kirby Corporation (a)	84	6,485
Knight-Swift Transportation Holdings Inc. - Class A	229	12,708
Landstar System, Inc.	51	9,830
Lennox International Inc.	46	14,957
Lincoln Electric Holdings, Inc.	82	16,244
ManpowerGroup Inc.	73	5,797
MasTec, Inc. (a)	85	10,021
Maximus, Inc.	86	7,285
MDU Resources Group, Inc.	296	6,209
Mercury Systems, Inc. (a)	85	2,934
Mine Safety Appliances Company, LLC	52	9,109
MSC Industrial Direct Co., Inc. - Class A	69	6,528
Nvent Electric Public Limited Company	235	12,136
Oshkosh Corporation	92	7,947
Owens Corning	128	16,692
Paylocity Holding Corporation (a)	59	10,796
Regal Rexnord Corporation	94	14,464
Ryder System, Inc.	66	5,617
Saia, Inc. (a)	38	12,893
Science Applications International Corporation	77	8,631
Simpson Manufacturing Co., Inc.	61	8,392
Stericycle, Inc. (a)	131	6,077
Sunrun Inc. (a) (b)	311	5,554
Terex Corporation	96	5,769
Tetra Tech, Inc.	75	12,354
The Brink's Company	66	4,486
The Middleby Corporation (a)	76	11,165
The Timken Company	93	8,537
The Toro Company	148	15,045
Trex Company, Inc. (a)	154	10,112
UFP Industries, Inc.	88	8,564
Univar Solutions Inc. (a)	224	8,015
Valmont Industries, Inc.	30	8,694
Vicor Corporation (a)	32	1,725
Watsco, Inc. (b)	47	18,077
Watts Water Technologies, Inc. - Class A	39	7,154
Werner Enterprises, Inc.	82	3,617
WESCO International, Inc.	63	11,340
Woodward, Inc.	86	10,274
XPO, Inc. (a)	163	9,641
		742,131
Consumer Discretionary 14.8%
Adient Public Limited Company (a)	133	5,110
Aramark	368	15,851
Autoliv, Inc.	109	9,291
AutoNation, Inc. (a)	45	7,350
Boyd Gaming Corporation	109	7,550
Brunswick Corporation	100	8,667
Capri Holdings Limited (a)	177	6,360
Carter's, Inc.	55	4,000
Choice Hotels International, Inc. (b)	38	4,460
Churchill Downs Incorporated	94	13,018
Columbia Sportswear Company	51	3,945
Crocs, Inc. (a)	87	9,835
Deckers Outdoor Corporation (a)	37	19,680
Dick's Sporting Goods, Inc.	88	11,655
Five Below, Inc. (a)	79	15,481
Foot Locker, Inc. (b)	115	3,120
Fox Factory Holding Corp. (a)	60	6,486
GameStop Corp. - Class A (a) (b)	358	8,692
Gentex Corporation	332	9,717
Graham Holdings Co., Ltd. - Class B	6	3,191
Grand Canyon Education, Inc. (a)	44	4,499
H & R Block, Inc.	215	6,844
Harley-Davidson, Inc.	186	6,542
Helen of Troy Limited (a)	35	3,740
Hilton Grand Vacations Inc. (a)	109	4,968
KB Home	114	5,903
Kohl's Corporation	161	3,708
Lear Corporation	84	12,036
Leggett & Platt, Incorporated	190	5,622
Light & Wonder, Inc. (a)	129	8,881
Lithia Motors, Inc. - Class A	39	11,973
Macy's, Inc. (b)	391	6,283
Marriott Vacations Worldwide Corporation	52	6,412
Mattel, Inc. (a)	501	9,795
Murphy USA Inc.	28	8,834
Nordstrom, Inc. (b)	156	3,198
Ollie's Bargain Outlet Holdings, Inc. (a)	81	4,710
Papa John's International, Inc.	42	3,112
PENN Entertainment, Inc. (a)	218	5,238
Planet Fitness, Inc. - Class A (a)	120	8,085
Polaris Inc.	76	9,158
PVH Corp.	89	7,550
RH (a) (b)	25	8,316
Service Corporation International	215	13,868
Skechers U.S.A., Inc. - Class A (a)	189	9,976
Taylor Morrison Home II Corporation - Class A (a)	153	7,479
Tempur Sealy International, Inc.	243	9,749
Texas Roadhouse, Inc. - Class A	95	10,656
The Gap, Inc.	294	2,629
The Goodyear Tire & Rubber Company (a)	400	5,475
The Wendy's Company	239	5,200
Thor Industries, Inc.	77	7,959
Toll Brothers, Inc.	147	11,587
TopBuild Corp. (a)	45	11,981
Topgolf Callaway Brands Corp. (a)	201	3,992
Travel + Leisure Co.	109	4,392
Under Armour, Inc. - Class A (a)	262	1,891
Under Armour, Inc. - Class C (a)	287	1,923
Valvoline, Inc. (b)	201	7,556
Visteon Corporation (a)	40	5,728
Williams-Sonoma, Inc.	93	11,638
Wingstop Inc.	43	8,512
Wyndham Hotels & Resorts, Inc.	122	8,376
YETI Holdings, Inc. (a)	125	4,855
		484,288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Financials 13.4%
Affiliated Managers Group, Inc.	52	7,727
American Financial Group, Inc.	99	11,751
Annaly Capital Management, Inc.	705	14,101
Associated Banc-Corp	218	3,535
Bank OZK (b)	152	6,117
Brighthouse Financial, Inc. (a)	95	4,488
Cadence Bank	256	5,028
Cathay General Bancorp	102	3,269
CNO Financial Group, Inc.	160	3,793
Columbia Banking System, Inc.	299	6,068
Commerce Bancshares, Inc.	161	7,828
Cullen/Frost Bankers, Inc.	91	9,784
East West Bancorp, Inc.	200	10,563
Essent Group Ltd.	155	7,235
Euronet Worldwide, Inc. (a)	66	7,801
Evercore Inc. - Class A	50	6,159
F.N.B. Corporation	505	5,779
Federated Hermes, Inc. - Class B	122	4,370
First American Financial Corporation	145	8,281
First Financial Bankshares, Inc.	187	5,335
First Horizon Corporation	778	8,766
FirstCash Holdings, Inc.	52	4,880
Glacier Bancorp, Inc. (b)	161	5,021
Hancock Whitney Corporation	121	4,649
Home BancShares, Inc.	266	6,074
Interactive Brokers Group, Inc. - Class A	146	12,137
International Bancshares Corporation	77	3,391
Janus Henderson Group PLC	186	5,079
Jefferies Financial Group Inc.	262	8,692
Kinsale Capital Group, Inc.	31	11,555
MGIC Investment Corporation	406	6,417
New York Community Bancorp, Inc. - Series A (b)	1,031	11,587
Old National Bancorp	409	5,704
Old Republic International Corporation	387	9,732
Pinnacle Financial Partners, Inc.	109	6,187
Primerica, Inc.	52	10,192
Prosperity Bancshares, Inc.	132	7,472
Reinsurance Group of America, Incorporated	94	13,106
RenaissanceRe Holdings Ltd	71	13,251
RLI Corp.	58	7,865
SEI Investments Company	144	8,557
Selective Insurance Group, Inc.	88	8,418
SLM Corporation	350	5,714
Southstate Corporation	106	6,961
Starwood Property Trust, Inc. (b)	432	8,389
Stifel Financial Corp.	150	8,946
Synovus Financial Corp.	206	6,227
Texas Capital Bancshares, Inc. (a)	68	3,491
The Hanover Insurance Group, Inc.	51	5,761
The Western Union Company	526	6,175
UMB Financial Corporation	61	3,700
United Bankshares, Inc.	193	5,724
Unum Group	263	12,549
Valley National Bancorp	611	4,738
Voya Financial, Inc.	141	10,098
Webster Financial Corporation (b)	247	9,311
Wex, Inc. (a)	61	11,059
Wintrust Financial Corporation	86	6,239
Zurich American Corporation	89	4,275
		437,101
Information Technology 10.3%
ACI Worldwide, Inc. (a)	154	3,561
Allegro Microsystems Inc. (a)	92	4,151
Amkor Technology, Inc.	145	4,299
Arrow Electronics, Inc. (a)	80	11,480
Avnet, Inc.	129	6,517
Belden Inc.	60	5,767
Blackbaud, Inc. (a)	63	4,500
Calix, Inc. (a)	83	4,120
Ciena Corporation (a)	215	9,135
Cirrus Logic, Inc. (a)	78	6,335
Cognex Corporation	245	13,699
Coherent Corp. (a)	196	9,981
CommVault Systems, Inc. (a)	62	4,519
Dropbox, Inc. - Class A (a)	382	10,197
Dynatrace, Inc. (a)	307	15,808
Emersub CX, Inc. (a)	41	6,935
Envestnet, Inc. (a)	79	4,674
IPG Photonics Corporation (a)	44	5,998
Jabil Inc.	188	20,306
Kyndryl Holdings, Inc. (a)	299	3,968
Lattice Semiconductor Corporation (a)	195	18,740
Littelfuse, Inc.	36	10,372
Lumentum Holdings Inc. (a) (b)	97	5,501
MACOM Technology Solutions Holdings, Inc. (a)	74	4,827
Manhattan Associates, Inc. (a)	88	17,593
MKS Instruments, Inc.	81	8,724
National Instruments Corporation	186	10,684
NCR Corporation (a)	200	5,042
Novanta Inc. (a)	51	9,431
Power Integrations, Inc.	82	7,777
Qualys, Inc. (a)	48	6,148
Silicon Laboratories Inc. (a)	45	7,127
Super Micro Computer, Inc. (a)	65	16,147
Synaptics Incorporated (a)	57	4,873
TD SYNNEX Corporation	58	5,467
Teradata Corporation (a)	143	7,660
Universal Display Corporation	62	8,874
Vishay Intertechnology, Inc.	181	5,314
Vontier Corporation	220	7,101
Wolfspeed, Inc. (a) (b)	176	9,807
Xerox Holdings Corporation	165	2,454
		335,613
Health Care 9.4%
Acadia Healthcare Company, Inc. (a)	131	10,431
Amedisys, Inc. (a)	47	4,306
Arrowhead Pharmaceuticals Inc (a)	151	5,376
Azenta, Inc. (a)	92	4,308
Bruker Corporation	142	10,463
Chemed Corporation	21	11,518
Coronado Topco, Inc. (a)	78	6,443
Doximity, Inc. - Class A (a)	167	5,695
Encompass Health Corporation	142	9,613
Enovis Corporation (a)	67	4,292
Envista Holdings Corporation (a)	231	7,816
Exelixis, Inc. (a)	463	8,845
Globus Medical, Inc. - Class A (a)	114	6,802
Haemonetics Corporation (a)	72	6,094
Halozyme Therapeutics, Inc. (a)	187	6,745
HealthEquity, Inc. (a)	123	7,734
ICU Medical, Inc. (a)	29	5,170
Inari Medical, Inc. (a)	73	4,272
Integra LifeSciences Holdings Corporation (a)	99	4,071
Jazz Pharmaceuticals Public Limited Company (a)	91	11,244
Lantheus Holdings, Inc. (a)	97	8,132
LivaNova PLC (a)	75	3,880
Masimo Corporation (a)	69	11,325
Medpace Holdings, Inc. (a)	35	8,424
Neogen Corporation (a)	314	6,834
Neurocrine Biosciences, Inc. (a)	138	12,996
Omnicell, Inc. (a)	64	4,681
Option Care Health, Inc. (a)	234	7,605
Patterson Companies, Inc.	122	4,046
Penumbra, Inc. (a)	54	18,653
Perrigo Company Public Limited Company	190	6,438
Progyny, Inc. (a)	106	4,164
R1 RCM Holdco Inc. (a) (b)	199	3,670
Repligen Corporation (a)	73	10,384
Shockwave Medical, Inc. (a)	52	14,934
Sotera Health LLC (a)	143	2,691
STAAR Surgical Company (a)	67	3,539
Syneos Health, Inc. - Class A (a)	149	6,261
Tenet Healthcare Corporation (a)	145	11,765
United Therapeutics Corporation (a)	66	14,596
		306,256
Real Estate 7.3%
Agree Realty Corporation	131	8,576

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Apartment Income REIT Corp.	212	7,651
Brixmor Property Group Inc.	427	9,403
Corporate Office Properties Trust	155	3,682
Cousins Properties Incorporated	211	4,801
Cubesmart, L.P.	319	14,252
EastGroup Properties, Inc.	63	10,907
EPR Properties	106	4,971
First Industrial Realty Trust, Inc.	189	9,957
Healthcare Realty Trust Incorporated - Class A	540	10,181
Highwoods Properties, Inc.	147	3,526
Independence Realty Trust, Inc.	317	5,771
Jones Lang LaSalle Incorporated (a)	68	10,532
Kilroy Realty Corporation	153	4,606
Kite Realty Naperville, LLC	316	7,069
Lamar Advertising Company - Class A	124	12,334
Life Storage Inc.	121	16,057
Medical Properties Trust, Inc. (b)	848	7,848
National Storage Affiliates Trust	116	4,053
NNN REIT, Inc.	260	11,140
Omega Healthcare Investors, Inc.	333	10,204
Park Hotels & Resorts Inc.	306	3,924
Physicians Realty Trust	329	4,605
PotlatchDeltic Corporation	113	5,993
Rayonier Inc.	213	6,703
Rexford Industrial Realty, Inc.	284	14,829
Sabra Health Care REIT, Inc.	329	3,875
Spirit Realty Capital, Inc.	203	7,983
STAG Industrial, Inc.	254	9,116
Vornado Realty Trust	229	4,146
		238,695
Materials 7.3%
Alcoa Corporation	253	8,569
AptarGroup, Inc.	93	10,804
Ashland Inc.	69	5,986
Avient Corporation	123	5,034
Axalta Coating Systems Ltd. (a)	316	10,357
Berry Global Group, Inc.	167	10,755
Cabot Corporation	80	5,321
Cleveland-Cliffs Inc. (a)	729	12,226
Commercial Metals Company	166	8,738
Crown Holdings, Inc.	169	14,694
Eagle Materials Inc.	51	9,557
Graphic Packaging Holding Company	432	10,389
Greif, Inc. - Class A	38	2,591
Knife River Corporation (a)	74	3,224
Louisiana-Pacific Corporation (W VA)	101	7,584
MP Materials Corp. - Class A (a)	135	3,082
NewMarket Corporation	9	3,794
Olin Corporation	171	8,765
Reliance Steel & Aluminum Co.	83	22,652
Royal Gold, Inc.	93	10,676
RPM International Inc.	183	16,415
Sensient Technologies Corporation	62	4,381
Silgan Holdings Inc.	120	5,617
Sonoco Products Company	139	8,178
The Chemours Company	210	7,734
The Scotts Miracle-Gro Company	57	3,595
United States Steel Corporation	320	8,011
Westlake Corporation (b)	49	5,831
Worthington Industries, Inc.	45	3,092
		237,652
Consumer Staples 4.3%
Bellring Intermediate Holdings, Inc. (a)	189	6,909
BJ's Wholesale Club Holdings, Inc. (a)	191	12,021
Casey's General Stores, Inc.	53	12,906
Celsius Holdings, Inc. (a) (b)	58	8,605
Coca-Cola Consolidated, Inc.	7	4,197
Coty Inc. - Class A (a)	529	6,495
Darling Ingredients Inc. (a)	226	14,437
Energizer Holdings, Inc.	97	3,263
Flowers Foods, Inc.	271	6,745
Grocery Outlet Holding Corp. (a)	123	3,758
Ingredion Incorporated	93	9,858
Lancaster Colony Corporation	28	5,702
Performance Food Group Company (a)	221	13,337
Pilgrim's Pride Corporation (a)	58	1,256
Post Holdings, Inc. (a)	77	6,691
Sprouts Farmers Market, Inc. (a)	146	5,377
The Boston Beer Company, Inc. - Class A (a)	13	4,098
US Foods Holding Corp. (a)	321	14,121
		139,776
Energy 4.1%
Antero Midstream Corporation	472	5,474
Antero Resources Corporation (a)	389	8,965
ChampionX Corporation	281	8,734
Chord Energy Corporation	59	9,095
CNX Resources Corporation (a) (b)	237	4,202
DT Midstream, Inc.	137	6,770
Equitrans Midstream Corporation	615	5,880
HF Sinclair Corporation	183	8,157
Matador Resources Company	160	8,360
Murphy Oil Corporation	209	8,021
Nov Inc.	559	8,963
Ovintiv Canada ULC	344	13,113
PBF Energy Inc. - Class A	156	6,383
PDC Energy, Inc.	125	8,869
Range Resources Corporation	341	10,025
Southwestern Energy Company (a)	1,567	9,421
Valaris Limited (a)	86	5,401
		135,833
Utilities 3.3%
ALLETE, Inc.	80	4,634
Black Hills Corporation	95	5,739
Essential Utilities, Inc.	340	13,573
Hawaiian Electric Industries, Inc.	154	5,561
IDACORP, Inc.	71	7,321
National Fuel Gas Company	130	6,667
New Jersey Resources Corporation	142	6,681
NorthWestern Corporation	86	4,857
OGE Energy Corp.	282	10,120
One Gas, Inc.	80	6,180
Ormat Technologies, Inc.	74	5,976
PNM Resources, Inc.	122	5,496
Portland General Electric Company	135	6,326
Southwest Gas Holdings, Inc.	94	5,964
Spire Inc.	74	4,713
UGI Corporation	296	7,987
		107,795
Communication Services 2.1%
Cable One, Inc.	7	4,385
Frontier Communications Parent, Inc. (a)	311	5,796
Iridium Communications Inc.	179	11,100
Nexstar Media Group, Inc. - Class A	51	8,484
TEGNA Inc.	319	5,175
The New York Times Company - Class A	232	9,147
TripAdvisor, Inc. (a)	146	2,407
World Wrestling Entertainment, Inc. - Class A	62	6,678
Ziff Davis, Inc. (a)	69	4,810
ZoomInfo Technologies Inc. - Class A (a)	381	9,674
		67,656
Total Common Stocks (cost $3,361,368)		3,232,796
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	27,279	27,279
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	12,927	12,927
Total Short Term Investments (cost $40,206)		40,206
Total Investments 100.2% (cost $3,401,574)		3,273,002
Other Derivative Instruments 0.0%		211
Other Assets and Liabilities, Net (0.2)%		(7,988)
Total Net Assets 100.0%		3,265,225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	126	September 2023	32,373	211	943

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,232,796	—	—	3,232,796
Short Term Investments	40,206	—	—	40,206
	3,273,002	—	—	3,273,002
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	943	—	—	943
	943	—	—	943

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 99.3%
Industrials 17.6%
AAON, Inc.	106	10,036
AAR Corp. (a)	82	4,711
ABM Industries Incorporated	163	6,970
Aerojet Rocketdyne Holdings, Inc. (a)	186	10,197
AeroVironment, Inc. (a)	62	6,387
Alamo Group Inc.	26	4,689
Albany International Corp. - Class A	76	7,084
Allegiant Travel Company (a)	39	4,888
American Woodmark Corporation (a)	41	3,115
Apogee Enterprises, Inc.	54	2,545
Applied Industrial Technologies, Inc.	95	13,740
Arcbest Corporation	59	5,850
Arcosa, Inc.	119	8,996
Astec Industries, Inc.	56	2,562
AZZ Inc.	62	2,690
Barnes Group Inc.	123	5,206
Boise Cascade Company	98	8,841
Brady Corporation - Class A	112	5,348
CIRCOR International, Inc. (a)	50	2,845
Comfort Systems USA, Inc.	88	14,425
CoreCivic, Inc. (a)	281	2,649
CSG Systems International, Inc.	74	3,883
Deluxe Corporation	107	1,879
DXP Enterprises, Inc. (a)	36	1,318
Dycom Industries, Inc. (a)	73	8,243
Encore Wire Corporation	44	8,256
Enerpac Tool Group Corp. - Class A	141	3,816
EnPro Industries, Inc.	52	6,891
ESCO Technologies Inc.	63	6,516
Federal Signal Corporation	149	9,558
Forrester Research, Inc. (a)	29	852
Forward Air Corporation	64	6,743
Franklin Electric Co., Inc.	95	9,789
Gibraltar Industries, Inc. (a)	74	4,665
GMS Inc. (a)	102	7,063
Granite Construction Incorporated	107	4,237
Griffon Corporation	117	4,728
Harsco Corporation (a)	197	1,948
Hawaiian Holdings, Inc. (a)	121	1,299
Healthcare Services Group, Inc.	184	2,743
Heartland Express, Inc.	113	1,861
Heidrick & Struggles International, Inc.	51	1,343
Hillenbrand, Inc.	171	8,748
HNI Corporation	112	3,167
Hub Group, Inc. - Class A (a)	81	6,505
Insteel Industries, Inc.	47	1,467
Interface, Inc. - Class A	143	1,256
John Bean Technologies Corporation	78	9,461
Kaman Corporation	68	1,661
Kelly Services, Inc. - Class A	82	1,436
Kennametal Inc.	196	5,558
Korn Ferry	128	6,351
Lindsay Corporation	27	3,248
Liquidity Services, Inc. (a)	58	951
Marten Transport, Ltd.	143	3,065
Masterbrand, Inc. (a)	318	3,698
Matson Intermodal - Paragon, Inc.	89	6,894
Matthews International Corporation - Class A	75	3,187
Millerknoll, Inc.	187	2,767
Moog Inc. - Class A	70	7,636
Mueller Industries, Inc.	141	12,288
MYR Group Inc. (a)	41	5,709
National Presto Industries, Inc.	13	951
Now, Inc. (a)	258	2,674
NV5 Global, Inc. (a)	31	3,443
Openlane, Inc. (a)	270	4,108
PGT Innovations, Inc. (a)	145	4,231
Pitney Bowes Inc.	402	1,422
Powell Industries, Inc.	22	1,343
Proto Labs, Inc. (a)	65	2,267
Quanex Building Products Corporation	81	2,173
Resideo Technologies, Inc. (a)	364	6,424
Resources Connection, Inc.	77	1,206
RXO Inc. (a)	286	6,480
SkyWest, Inc. (a)	110	4,475
SPX Technologies, Inc. (a)	112	9,555
Standex International Corporation	29	4,089
Sun Country Airlines Holdings, Inc. (a)	90	2,015
SunPower Corporation (a) (b)	211	2,068
Tennant Company	46	3,710
The GEO Group, Inc. (a)	309	2,209
The Greenbrier Companies, Inc.	79	3,405
Titan International, Inc. (a)	123	1,416
Trinity Industries, Inc.	201	5,166
Triumph Group, Inc. (a)	161	1,990
TrueBlue, Inc. (a)	77	1,365
TTEC Holdings, Inc.	47	1,577
Unifirst Corporation	37	5,724
Veritiv Corporation	33	4,206
Viad Corp (a)	51	1,365
Vm Consolidated, Inc. - Class A (a)	345	6,810
Wabash National Corporation	117	3,009
		427,334
Financials 16.0%
Ambac Financial Group, Inc. (a)	110	1,567
American Equity Investment Life Holding Company	154	8,048
Ameris Bancorp	161	5,523
Amerisafe, Inc.	47	2,526
Apollo Commercial Real Estate Finance, Inc. (b)	322	3,648
Arbor Realty Trust, Inc.	445	6,592
ARMOUR Residential REIT, Inc. (b)	475	2,533
Artisan Partners Asset Management Inc. - Class A	167	6,574
Assured Guaranty Ltd.	147	8,189
Atlantic Union Bank	185	4,809
Avantax, Inc. (a)	96	2,139
Axos Financial, Inc. (a)	130	5,125
B. Riley & Co., LLC (b)	38	1,767
Banc of California, Inc.	133	1,538
BancFirst Corporation	43	3,963
Bank of Hawaii Corporation (b)	98	4,039
BankUnited, Inc.	184	3,971
Banner Corporation	85	3,698
Berkshire Hills Bancorp, Inc.	110	2,271
Bread Financial Payments, Inc.	124	3,893
Brightsphere Investment Group Inc.	77	1,611
Brookline Bancorp, Inc.	218	1,905
Capitol Federal Financial	314	1,937
Central Pacific Financial Corp.	65	1,025
City Holding Company	37	3,344
Community Bank System, Inc.	131	6,158
Customers Bancorp, Inc. (a)	73	2,200
CVB Financial Corp.	319	4,235
Dime Community Bancshares, Inc.	82	1,438
Donnelley Financial Solutions, Inc. (a)	63	2,845
Eagle Bancorp, Inc.	76	1,613
Ellington Financial Inc.	156	2,155
Employers Holdings, Inc.	67	2,488
Encore Capital Group, Inc. (a)	58	2,826
Enova International, Inc. (a)	77	4,109
EVERTEC, Inc.	159	5,852
EZCORP, Inc. - Class A (a)	133	1,116
FB Financial Corporation	86	2,423
First Bancorp	100	2,989
First Bancorp.	439	5,368
First Commonwealth Financial Corporation	253	3,206
First Financial Bancorp.	232	4,751
First Hawaiian, Inc.	312	5,622
Franklin BSP Realty Trust, Inc.	204	2,881
Fulton Financial Corporation	403	4,808
Genworth Financial, Inc. - Class A (a)	1,183	5,913
Green Dot Corporation - Class A (a)	115	2,151
Hanmi Financial Corporation	77	1,146
HCI Group, Inc.	16	1,003
Heritage Financial Corporation	85	1,370
Hilltop Holdings Inc.	114	3,581

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hope Bancorp, Inc.	298	2,510
Horace Mann Educators Corporation	101	2,996
Independent Bank Corp.	108	4,808
Independent Bank Group, Inc.	86	2,973
Invesco Mortgage Capital Inc. (b)	102	1,171
James River Group, Inc.	93	1,701
KKR Real Estate Finance Trust Inc.	146	1,782
Lakeland Financial Corporation	63	3,051
Mercury General Corporation	66	1,991
Moelis & Company - Class A	163	7,386
Mr. Cooper Group Inc. (a)	167	8,445
National Bank Holdings Corporation - Class A	94	2,715
Navient Corporation	241	4,480
NBT Bancorp Inc.	106	3,382
New York Mortgage Trust, Inc.	226	2,242
NMI Holdings, Inc. - Class A (a)	203	5,247
Northfield Bancorp Inc.	98	1,080
Northwest Bancshares, Inc.	308	3,266
OFG Bancorp	115	2,998
Pacific Premier Bancorp, Inc.	234	4,845
PacWest Bancorp	292	2,377
Palomar Holdings, Inc. (a)	62	3,572
Park National Corporation	35	3,580
Pathward Financial, Inc.	67	3,083
Payoneer Global Inc. (a)	512	2,464
PennyMac Mortgage Investment Trust	218	2,935
Piper Sandler Companies	36	4,688
PRA Group, Inc. (a)	97	2,213
Preferred Bank	33	1,794
ProAssurance Corporation	134	2,017
PROG Holdings, Inc. (a)	116	3,716
Provident Financial Services, Inc.	187	3,053
Radian Group Inc.	386	9,758
Ready Capital Corporation (b)	399	4,504
Redwood Trust, Inc.	283	1,805
Renasant Corporation	136	3,560
S & T Bancorp, Inc.	97	2,623
Safety Insurance Group, Inc.	37	2,642
Seacoast Banking Corporation of Florida	207	4,581
ServisFirst Bancshares, Inc. (b)	119	4,879
Simmons First National Corporation - Class A	312	5,375
SiriusPoint Ltd (a)	215	1,944
Southside Bancshares, Inc.	73	1,914
Stellar Bancorp, Inc.	112	2,564
Stewart Information Services Corporation	67	2,773
StoneX Group Inc. (a)	44	3,624
The Bancorp, Inc. (a)	135	4,416
Tompkins Financial Corporation	31	1,754
Triumph Financial, Inc. (a)	54	3,303
Trupanion, Inc. (a)	88	1,724
Trustco Bank Corp N Y	47	1,340
Trustmark Corporation	151	3,193
Two Harbors Investment Corp.	233	3,241
United Community Banks, Inc.	285	7,120
United Fire Group, Inc.	53	1,206
Universal Insurance Holdings, Inc.	67	1,026
Veritex Holdings, Inc.	135	2,414
Virtus Investment Partners, Inc.	17	3,290
Walker & Dunlop, Inc.	77	6,056
Washington Federal, Inc.	162	4,301
Westamerica Bancorporation	66	2,527
WisdomTree, Inc.	270	1,855
World Acceptance Corporation (a)	8	1,099
WSFS Financial Corporation	150	5,673
		389,127
Information Technology 14.1%
3D Systems Corporation (a)	317	3,152
8X8, Inc. (a)	276	1,168
A10 Networks, Inc.	159	2,323
Adeia Inc.	263	2,896
Adtran Holdings, Inc.	175	1,840
Advanced Energy Industries, Inc.	92	10,255
Agilysys, Inc. (a)	49	3,380
Alarm.Com Holdings, Inc. (a)	122	6,280
Alpha and Omega Semiconductor Limited (a) (b)	54	1,774
Arlo Technologies, Inc. (a)	224	2,446
Avid Technology, Inc. (a)	82	2,101
Axcelis Technologies, Inc. (a)	80	14,741
Badger Meter, Inc.	72	10,613
Benchmark Electronics, Inc.	87	2,258
Cerence Inc. (a)	100	2,915
CEVA Inc. (a)	57	1,454
Clearfield, Inc. (a) (b)	31	1,454
Cohu, Inc. (a)	116	4,810
Consensus Cloud Solutions, Inc. (a)	43	1,334
Corsair Gaming, Inc. (a)	100	1,775
CTS Corporation	76	3,258
Digi International Inc. (a)	89	3,496
Digital Turbine USA, Inc. (a)	223	2,071
Diodes Incorporated (a)	112	10,387
DoubleVerify Holdings, Inc. (a)	218	8,477
Ebix, Inc.	58	1,463
ePlus inc. (a)	67	3,748
Extreme Networks, Inc. (a)	319	8,308
Fabrinet (a)	89	11,581
Formfactor, Inc. (a)	191	6,530
Harmonic, Inc. (a)	275	4,451
Ichor Holdings, Ltd. (a)	70	2,643
Insight Enterprises, Inc. (a)	72	10,468
InterDigital, Inc.	66	6,382
Itron, Inc. (a)	112	8,093
Knowles Corporation (a)	222	4,010
Kulicke and Soffa Industries, Inc.	139	8,252
LiveRamp Holdings, Inc. (a)	160	4,570
MaxLinear, Inc. (a)	181	5,723
Methode Electronics, Inc.	89	2,982
N-Able, Inc. (a)	166	2,398
NETGEAR, Inc. (a)	73	1,035
NetScout Systems, Inc. (a)	164	5,080
Onespan, Inc. (a)	87	1,286
Onto Innovation Inc. (a)	120	14,009
Osi Systems, Inc. (a)	38	4,531
PC Connection, Inc.	28	1,250
PDF Solutions, Inc. (a)	74	3,337
Perficient, Inc. (a)	86	7,175
Photronics, Inc. (a)	155	3,984
Plexus Corp. (a)	68	6,644
Progress Software Corporation	107	6,214
Rambus Inc. (a)	268	17,165
Rogers Corporation (a)	46	7,447
Sanmina Corporation (a)	144	8,695
ScanSource, Inc. (a)	62	1,833
Semtech Corporation (a)	158	4,026
Sitime Corporation (a)	41	4,778
SMART Global Holdings, Inc. (a)	121	3,522
SPS Commerce, Inc. (a)	90	17,200
TTM Technologies, Inc. (a)	254	3,529
Ultra Clean Holdings, Inc. (a)	109	4,188
Veeco Instruments Inc. (a)	125	3,212
ViaSat, Inc. (a)	189	7,791
Viavi Solutions Inc. (a)	544	6,159
Xperi Inc. (a)	106	1,398
		343,748
Consumer Discretionary 13.5%
Abercrombie & Fitch Co. - Class A (a)	124	4,656
Academy Sports & Outdoors, Inc.	191	10,296
Adtalem Global Education Inc. (a)	106	3,646
American Axle & Manufacturing Holdings, Inc. (a)	286	2,365
American Eagle Outfitters, Inc.	453	5,350
America's Car Mart, Inc. (a)	14	1,439
Asbury Automotive Group, Inc. (a)	53	12,712
BJ's Restaurants, Inc. (a)	58	1,842
Bloomin' Brands, Inc.	213	5,731
Boot Barn Holdings, Inc. (a)	74	6,243
Brinker International, Inc. (a)	109	4,006
Caleres, Inc.	89	2,122
Cavco Industries, Inc. (a)	20	5,899
Century Communities, Inc.	70	5,399

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Chico's FAS, Inc. (a)	306	1,636
Chuy's Holdings, Inc. (a)	45	1,825
Cracker Barrel Old Country Store, Inc. (b)	55	5,101
Dana Incorporated	315	5,347
Dave & Buster's Entertainment, Inc. (a)	99	4,413
Designer Brands Inc. - Class A (b)	126	1,269
Dine Brands Global, Inc.	39	2,250
Dorman Products, Inc. (a)	70	5,530
El Pollo Loco Holdings, Inc.	46	404
Ethan Allen Interiors Inc.	56	1,578
Frontdoor, Inc. (a)	202	6,445
Gentherm Incorporated (a)	81	4,566
G-III Apparel Group, Ltd. (a)	102	1,961
Golden Entertainment, Inc. (a)	55	2,280
Green Brick Partners, Inc. (a)	66	3,769
Group 1 Automotive, Inc.	35	8,942
Guess ?, Inc.	74	1,446
Hanesbrands Inc.	866	3,930
Haverty Furniture Companies, Inc.	32	973
Hibbett Inc.	32	1,176
Installed Building Products, Inc.	58	8,073
iRobot Corporation (a)	67	3,047
Jack in the Box Inc.	51	4,965
Kontoor Brands, Inc.	124	5,200
La-Z-Boy Incorporated	107	3,062
LCI Industries	62	7,844
Leslie's, Inc. (a)	368	3,459
LGI Homes, Inc. (a)	50	6,803
M.D.C. Holdings, Inc.	145	6,769
M/I Homes, Inc. (a)	69	5,994
MarineMax, Inc. (a)	54	1,849
Meritage Homes Corporation	90	12,815
Mister Car Wash, Inc. (a) (b)	195	1,879
Monarch Casino & Resort, Inc.	33	2,326
Monro, Inc.	78	3,155
Movado Group, Inc.	38	1,010
National Vision Holdings, Inc. (a)	193	4,689
Oxford Industries, Inc.	37	3,612
Patrick Industries, Inc.	53	4,205
Perdoceo Education Corporation (a)	165	2,028
Sabre Corporation (a)	821	2,620
Sally Beauty Holdings, Inc. (a)	266	3,285
Shake Shack, Inc. - Class A (a)	92	7,188
Shoe Carnival, Inc.	40	945
Signet Jewelers Limited	112	7,279
Six Flags Operations Inc. (a)	183	4,756
Sleep Number Corporation (a)	57	1,542
Sonic Automotive, Inc. - Class A	39	1,879
Sonos, Inc. (a) (b)	317	5,177
Standard Motor Products, Inc.	47	1,765
Steven Madden, Ltd.	174	5,685
Strategic Education, Inc.	55	3,760
Stride, Inc. (a)	101	3,763
Sturm, Ruger & Company, Inc.	42	2,241
The Aaron's Company, Inc.	76	1,079
The Buckle, Inc.	73	2,535
The Cheesecake Factory Incorporated (b)	116	4,010
The ODP Corporation (a)	82	3,858
TRI Pointe Homes Holdings, Inc. (a)	244	8,031
Upbound Group, Inc.	124	3,875
Urban Outfitters, Inc. (a)	147	4,853
Victoria's Secret & Co. (a)	193	3,359
Vista Outdoor Inc. (a)	141	3,909
Winnebago Industries, Inc.	76	5,044
Wolverine World Wide, Inc.	197	2,888
XPEL, Inc. (a)	49	4,091
		328,748
Health Care 10.8%
AdaptHealth LLC - Class A (a)	189	2,302
Addus HomeCare Corporation (a)	40	3,714
Agiliti, Inc. (a) (b)	84	1,380
AMN Healthcare Services, Inc. (a)	97	10,619
Amphastar Pharmaceuticals, Inc. (a)	93	5,350
AngioDynamics, Inc. (a)	99	1,037
ANI Pharmaceuticals, Inc. (a)	34	1,837
Anika Therapeutics, Inc. (a)	36	932
Apollo Medical Holdings, Inc. (a) (b)	99	3,128
Arcus Biosciences, Inc. (a)	130	2,644
Artivion, Inc. (a)	102	1,746
Avanos Medical, Inc. (a)	115	2,951
BioLife Solutions, Inc. (a)	87	1,931
Catalyst Pharmaceuticals, Inc. (a)	239	3,215
Certara, Inc. (a)	261	4,747
Coherus Biosciences, Inc. (a)	161	688
Collegium Pharmaceutical, Inc. (a)	86	1,849
Community Health Systems, Inc. (a)	315	1,388
Computer Programs and Systems, Inc. (a)	35	854
CONMED Corporation	75	10,181
Corcept Therapeutics Incorporated (a)	224	4,973
CorVel Corporation (a)	23	4,363
Cross Country Healthcare, Inc. (a)	84	2,371
Cytek Biosciences, Inc. (a)	196	1,670
Cytokinetics, Incorporated (a)	237	7,714
Dynavax Technologies Corporation (a)	296	3,822
Embecta Corp.	142	3,062
Emergent BioSolutions Inc. (a)	112	826
Enanta Pharmaceuticals, Inc. (a)	50	1,078
Enhabit Inc. (a)	121	1,394
Fulgent Genetics, Inc. (a)	50	1,846
Glaukos Corporation (a)	119	8,484
Harmony Biosciences Holdings Inc. (a)	74	2,603
Healthstream, Inc.	59	1,445
Innoviva, Inc. (a)	141	1,791
Integer Holdings Corporation (a)	82	7,285
Ironwood Pharmaceuticals, Inc. - Class A (a)	328	3,485
Iteos Therapeutics, Inc. (a)	60	794
LeMaitre Vascular, Inc.	48	3,243
Ligand Pharmaceuticals Incorporated (a)	40	2,906
Merit Medical Systems, Inc. (a)	141	11,771
Mesa Laboratories, Inc.	12	1,595
ModivCare Inc. (a)	31	1,417
Myriad Genetics, Inc. (a)	202	4,675
Neogenomics, Inc. (a)	315	5,068
NextGen Healthcare, Inc. (a)	132	2,145
NuVasive, Inc. (a)	128	5,315
OmniAb, Inc. (a) (c)	16	—
OmniAb, Inc. (a) (c)	16	—
Orasure Technologies, Inc. (a)	183	915
Orthofix Medical Inc. (a)	86	1,545
Owens & Minor, Inc. (a)	188	3,587
Pacira Pharmaceuticals, Inc. (a)	114	4,558
Pediatrix Medical Group, Inc. (a)	199	2,832
Phibro Animal Health Corporation - Class A	49	675
Pphm, Inc. (a)	155	2,164
Prestige Consumer Healthcare Inc. (a)	121	7,213
Privia Health Group Inc. (a)	232	6,046
RadNet, Inc. (a)	141	4,602
Regenxbio Inc. (a)	93	1,863
Schrodinger, Inc. (a)	132	6,586
Select Medical Holdings Corporation	255	8,136
Simulations Plus, Inc.	39	1,686
Supernus Pharmaceuticals, Inc. (a)	132	3,971
Tandem Diabetes Care, Inc. (a)	160	3,920
The Ensign Group, Inc.	137	13,074
U. S. Physical Therapy, Inc.	36	4,424
UFP Technologies, Inc. (a)	17	3,272
uniQure N.V. (a)	102	1,170
Vanda Pharmaceuticals Inc. (a)	141	929
Varex Imaging Corporation (a)	100	2,354
Veradigm Inc. (a)	270	3,405
Vericel Corporation (a)	116	4,347
VIR Biotechnology, Inc. (a)	189	4,635
Xencor, Inc. (a)	147	3,665
Zynex, Inc. (a) (b)	50	479
		261,687
Real Estate 7.6%
Acadia Realty Trust	230	3,316
Alexander & Baldwin, Inc.	175	3,259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
American Assets Trust, Inc.	130	2,492
Armada Hoffler Properties, Inc.	170	1,990
Brandywine Realty Trust	427	1,988
Caretrust REIT, Inc.	243	4,821
Centerspace	37	2,287
Chatham Lodging Trust	122	1,143
Community Healthcare Trust Incorporated	60	1,985
Cushman & Wakefield PLC (a)	405	3,312
DiamondRock Alpharetta Tenant, LLC	510	4,086
Douglas Emmett, Inc. (b)	414	5,202
Dwight A. Walker Real Estate, Inc. - Class A	46	891
Easterly Government Properties, Inc.	228	3,308
ELME Communities	211	3,475
Essential Properties Realty Trust, Inc.	366	8,622
eXp World Holdings, Inc. (b)	182	3,697
Four Corners Property Trust, Inc.	213	5,421
Getty Realty Corp.	111	3,747
Global Net Lease, Inc.	259	2,658
Hudson Pacific Properties, Inc.	316	1,335
Innovative Industrial Properties, Inc.	69	5,064
JBG Smith Properties	241	3,619
Kennedy-Wilson Holdings, Inc.	292	4,773
LTC Properties, Inc.	102	3,358
LXP Industrial Trust	721	7,031
Marcus & Millichap Company	58	1,827
NexPoint Residential Trust, Inc.	57	2,588
Office Properties Income Trust	116	895
Orion Office REIT Inc.	143	946
OUTFRONT Media Inc.	364	5,717
Pebblebrook Hotel Trust	300	4,176
Phillips Edison & Company, Inc. (b)	288	9,805
Realogy Holdings Corp. (a)	276	1,846
Retail Opportunity Investments Corp.	305	4,116
RPT Realty	214	2,233
Safehold Inc. (a) (b)	99	2,339
Saul Centers, Inc.	33	1,226
Service Properties Trust	409	3,558
SITE Centers Corp.	445	5,881
SL Green Realty Corp. (b)	159	4,789
Summit Hotel Properties, Inc.	261	1,700
Sunstone Hotel Investors, Inc.	505	5,112
Tanger Factory Outlet Centers, Inc. (b)	260	5,743
The Macerich Company	525	5,917
The St. Joe Company	84	4,052
Uniti Group Inc.	592	2,734
Universal Health Realty Income Trust	31	1,478
Urban Edge Properties	285	4,401
Urstadt Biddle Properties Inc. - Class A	71	1,499
Veris Residential, Inc. (a)	197	3,165
Whitestone REIT	113	1,094
Xenia Hotels & Resorts, Inc.	266	3,273
		184,990
Materials 5.7%
AdvanSix Inc.	68	2,392
American Vanguard Corporation	68	1,221
Arconic Corporation (a)	248	7,326
ATI Inc. (a)	316	13,961
Balchem Corporation	79	10,670
Carpenter Technology Corporation	119	6,662
Century Aluminum Company (a)	129	1,127
Clearwater Paper Corporation (a)	43	1,340
Compass Minerals International, Inc.	85	2,873
FutureFuel Corp.	66	588
H.B. Fuller Company	132	9,433
Hawkins, Inc.	47	2,224
Haynes International, Inc.	31	1,590
Ingevity Corporation (a)	84	4,866
Innospec Inc.	61	6,117
Kaiser Aluminum Corporation	40	2,838
Koppers Holdings Inc.	52	1,770
Livent Corporation (a) (b)	441	12,108
Materion Corporation	51	5,820
MATIV Holdings, Inc.	136	2,056
Mercer International Inc.	100	811
Minerals Technologies Inc.	80	4,640
Myers Industries, Inc.	90	1,744
O-I Glass, Inc. (a)	380	8,110
Olympic Steel, Inc.	23	1,138
Quaker Chemical Corporation	34	6,582
Stepan Company	52	4,946
SunCoke Energy, Inc.	206	1,622
Sylvamo Corporation	79	3,189
TimkenSteel Corporation (a)	97	2,086
Trinseo Public Limited Company	85	1,077
Warrior Met Coal, Inc.	129	5,007
		137,934
Consumer Staples 4.9%
B&G Foods, Inc.	179	2,487
Calavo Growers, Inc.	44	1,279
Cal-Maine Foods, Inc.	94	4,222
Central Garden & Pet Company (a)	25	967
Central Garden & Pet Company - Class A (a)	101	3,682
Del Monte Fresh Produce Company	75	1,929
e.l.f. Beauty, Inc. (a)	124	14,205
Edgewell Personal Care Colombia S A S	125	5,153
Hostess Brands, Inc. - Class A (a)	325	8,234
Inter Parfums, Inc.	44	5,992
J&J Snack Foods Corp.	37	5,878
John B. Sanfilippo & Son, Inc.	22	2,597
Medifast, Inc.	27	2,486
MGPI Processing, Inc.	38	4,052
National Beverage Corp. (a)	58	2,787
Nu Skin Enterprises, Inc. - Class A	124	4,102
PriceSmart, Inc.	61	4,526
Seneca Foods Corporation - Class A (a)	14	457
Spartannash Company	87	1,952
The Andersons, Inc.	78	3,590
The Chefs' Warehouse, Inc. (a)	87	3,121
The Hain Celestial Group, Inc. (a)	221	2,766
The Simply Good Foods Company (a)	207	7,575
Tootsie Roll Industries, Inc.	44	1,574
Treehouse Foods, Inc. (a)	125	6,306
United Natural Foods, Inc. (a)	147	2,870
Universal Corporation	61	3,038
USANA Health Sciences, Inc. (a)	27	1,729
Vector Group Ltd.	328	4,204
WD-40 Company	34	6,330
		120,090
Energy 4.6%
Archrock, Inc.	334	3,426
Bristow Holdings U.S. Inc. (a)	57	1,639
California Resources Corporation	173	7,819
Callon Petroleum Company (a)	127	4,456
Civitas Resources, Inc.	122	8,434
Comstock Resources, Inc. (b)	227	2,630
CONSOL Energy Inc.	79	5,346
Core Laboratories LP (b)	116	2,687
CVR Energy, Inc. (b)	72	2,154
Dorian LPG Ltd.	79	2,020
Dril-Quip, Inc. (a)	85	1,969
Green Plains Inc. (a)	147	4,737
Helix Energy Solutions Group, Inc. (a)	353	2,605
Helmerich & Payne, Inc.	254	9,013
Nabors Industries Ltd. (a)	22	2,075
NexTier Oilfield Solutions Inc. (a) (b)	371	3,321
Northern Oil and Gas Incorporated	200	6,879
Oceaneering International, Inc. (a)	250	4,668
Oil States International, Inc. (a)	155	1,155
Par Pacific Holdings, Inc. (a)	139	3,686
Patterson-UTI Energy, Inc.	516	6,179
Propetro Holding Corp. (a)	235	1,934
REX American Resources Corporation (a)	39	1,345
RPC, Inc.	206	1,470
SM Energy Company	299	9,444
Talos Energy Inc. (a)	265	3,682
U.S. Silica Holdings, Inc. (a)	189	2,292
Vital Energy, Inc. (a)	46	2,071

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
World Kinect Corporation	153	3,170
		112,306
Communication Services 2.5%
AMC Networks, Inc. - Class A (a)	71	847
ATN International, Inc.	26	948
CarGurus, Inc. - Class A (a)	220	4,972
Cars.com Inc. (a)	153	3,040
Cinemark Holdings, Inc. (a)	267	4,413
Cogent Communications Holdings, Inc.	105	7,086
Consolidated Communications Holdings, Inc. (a)	176	673
Dish Network Corporation - Class A (a)	623	4,105
Intelsat Inflight LLC (a)	162	2,755
John Wiley & Sons, Inc. - Class A	104	3,525
Lumen Technologies Inc.	2,288	5,171
QuinStreet, Inc. (a)	128	1,134
Scholastic Corporation	72	2,809
Shenandoah Telecommunications Company	123	2,386
Shutterstock, Inc.	60	2,902
TechTarget, Inc. (a)	64	1,993
Telephone and Data Systems, Inc.	245	2,017
The E.W. Scripps Company - Class A (a)	149	1,360
The Marcus Corporation	62	920
Thryv Holdings, Inc. (a)	77	1,895
Yelp Inc. (a)	168	6,121
		61,072
Utilities 2.0%
American States Water Company	90	7,866
Avista Corporation	187	7,348
California Water Service Group	138	7,133
Chesapeake Utilities Corporation	43	5,161
Middlesex Water Company	44	3,528
Northwest Natural Holding Company	88	3,802
Otter Tail Corporation (b)	103	8,141
SJW Group	68	4,787
Unitil Corporation	40	2,028
		49,794
Total Common Stocks (cost $2,629,534)		2,416,830
INVESTMENT COMPANIES 0.2%
iShares Core S&P Small Cap ETF	55	5,462
Total Investment Companies (cost $5,399)		5,462
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	15,538	15,538
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	9,350	9,350
Total Short Term Investments (cost $24,888)		24,888
Total Investments 100.5% (cost $2,659,821)		2,447,180
Other Derivative Instruments 0.0%		36
Other Assets and Liabilities, Net (0.5)%		(12,497)
Total Net Assets 100.0%		2,434,719

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	128	September 2023	12,075	36	109

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,416,830	—	—	2,416,830
Investment Companies	5,462	—	—	5,462
Short Term Investments	24,888	—	—	24,888
	2,447,180	—	—	2,447,180
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	109	—	—	109
	109	—	—	109

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 51.1%
Financials 12.5%
A SPAC II Acquisition Corp (a)	18	188
Abu Dhabi Islamic Bank Public Joint Stock Company	281	815
Accretion Acquisition Corp. (a)	7	74
Adyen B.V. (a) (b)	3	4,550
AfterNext HealthTech Acquisition Corp. - Class A (a)	48	497
Alchemy Investments Acquisition Corp 1 (a)	17	178
Alpha Healthcare Acquisition Corp. III - Class A (a)	9	98
Alpha Partners Technology Merger Corp. (a)	—	5
Alpha Partners Technology Merger Corp. - Class A (a)	31	319
Alpha Star Acquisition Corporation (a)	17	179
ALTC Acquisition Corp. - Class A (a)	9	96
American International Group, Inc.	54	3,098
Andretti Acquisition Corp. - Class A (a)	43	459
AON Public Limited Company - Class A	7	2,443
AP Acquisition Corp - Class A (a)	11	120
Ares Acquisition Corp II - Class A (a)	32	324
Ares Acquisition Corp. - Class A (a)	119	1,255
Argo Group International Holdings, Ltd.	9	277
Arisz Acquisition Corp. (a)	16	173
Arogo Capital Acquisition Corporation - Class A (a)	9	96
Arrowroot Acquisition Corp. - Class A (a)	21	220
Artemis Strategic Investment Corp. - Class A (a)	7	83
ARYA Sciences Acquisition Corp IV - Class A (a)	13	141
Arya Sciences Acquisition Corp. - Class A (a)	37	388
Aura Fat Projects Acquisition Corp. (a)	43	454
AXIOS Sustainable Growth Acquisition Corporation - Class A (a) (c)	17	173
Axonprime Infrastructure Acquisition Corporation - Class A (a)	—	—
Bangkok Bank Public Company Limited	220	992
Bank of Baroda	1,106	2,580
Bank of Hawaii Corporation	53	2,188
Bannix Acquisition Corp. (a)	1	10
Battery Future Acquisition Corp. - Class A (a)	42	444
Bilander Acquisition Corp. - Class A (a)	29	290
Bioplus Acquisition Corp. - Class A (a)	77	821
Black Mountain Acquisition Corp. - Class A (a)	15	162
Black Spade Acquisition Co - Class A (a)	9	94
Block, Inc. - Class A (a) (d)	52	3,451
Blue Ocean Acquisition Corp. - Class A (a)	35	374
Blue Whale Acquisition Corp I - Class A (a)	36	362
Blue World Acquisition Corporation - Class A (a)	7	70
C5 Acquisition Corporation - Class A (a)	27	283
Canna-Global Acquisition Corp. - Class A (a)	5	52
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	10	108
Cartesian Growth Corporation II - Class A (a)	29	308
Cetus Capital Acquisition Corp. - Class A (a)	8	78
CF Acquisition Corp. IV - Class A (a)	22	232
CF Acquisition Corp. VII - Class A (a)	23	247
Chenghe Acquisition Co - Class A (a)	8	82
Churchill Capital Corp. V - Class A (a)	10	102
Citigroup Inc.	45	2,083
Clean Earth Acquisitions Corp. - Class A (a)	27	288
Colombier Acquisition Corp. - Class A (a)	33	335
Compass Digital Acquisition Corporation - Class A (a)	34	356
Concord Acquisition Corp. II - Class A (a)	55	569
Consilium Acquisition Corp. I, Ltd. - Class A (a)	31	327
Conyers Park III Acquisition Corp. - Class A (a)	41	414
Core Parenterals Limited - Class A (a)	56	584
DA32 Life Science Tech Acquisition Corp. - Class A (a)	7	76
Data Knights Acquisition Corporation - Class A (a)	5	54
DBS Group Holdings Ltd	9	208
DHC Acquisition Corporation - Class A (a)	9	90
Direct Selling Acquisition Corp. - Class A (a)	9	91
Distoken Acquisition Corporation (a)	17	180
DUET Acquisition Corp. - Class A (a)	10	104
Dune Acquisition Corporation - Class A (a)	11	109
EF Hutton Acquisition Corporation I (a)	10	101
Elliott Opportunity II Corp. - Class A (a)	142	1,466
Embrace Change Acquisition Corp. (a)	9	93
Enphys Acquisition Corp. - Class A (a)	178	1,845
Enterprise 4.0 Technology Acquisition Corp. - Class A (a)	19	204
ESGEN Acquisition Corp - Class A (a)	12	126
ESH Acquisition Corp. (a)	12	123
EVe Mobility Acquisition Corp - Class A (a)	7	76
Everest Consolidator Acquisition Corporation - Class A (a)	12	123
EVERTEC, Inc.	170	6,267
ExcelFin Acquisition Corp. - Class A (a)	6	65
FAST Acquisition Corp. II - Class A (a)	10	101
Feutune Light Acquisition Corporation - Class A (a)	4	43
Finnovate Acquisition Corp. - Class A (a)	13	137
First Horizon Corporation	32	357
Focus Financial Partners Inc. - Class A (a)	7	342
Focus Impact Acquisition Corp. - Class A (a)	12	124
Forbion European Acquisition Corp. - Class A (a)	16	176
Fortune Rise Acquisition Corporation - Class A (a)	64	692
Forum Merger IV Corporation - Class A (a)	19	196
Freedom Acquisition I Corp. - Class A (a)	20	210
FTAC Zeus Acquisition Corp. - Class A (a)	85	882
Fusion Acquisition Corp. II - Class A (a)	14	146
Galata Acquisition Corp. - Class A (a)	—	3
Global Partner Acquisition Corporation II - Class A (a)	—	3
Goal Acquisitions Corp. (a)	24	246
Golden Star Acquisition Corporation (a)	10	101
Gores Holdings IX, Inc. - Class A (a)	107	1,098
Graf Acquisition Corp. IV (a)	4	45
Groupe Bruxelles Lambert - Groep Brussel Lambert	24	1,928
Hainan Manaslu Acquisition Corp. (a)	30	317
HCM Acquisition Corp - Class A (a)	19	200
Healthcare AI Acquisition Corp. - Class A (a)	4	47
Healthwell Acquisition Corp. I - Class A (a)	5	52
Heartland Media Acquisition Corp. - Class A (a)	29	302
Hennessy Capital Investment Corp. VI - Class A (a)	22	232
HH&L Acquisition Co. - Class A (a)	29	300
Home Capital Group Inc. (a)	1	26
Iconic Sports Acquisition Corp. - Class A (a)	20	208
Infinite Acquisition Corp. - Class A (a)	54	575
InFinT Acquisition Corporation - Class A (a)	7	75
Inflection Point Acquisition Corp II (a)	14	146
Insight Acquisition Corp. - Class A (a)	8	79
Integral Acquisition Corporation 1 - Class A (a)	6	62
Integrated Rail And Resources Acquisition Corp. - Class A (a)	1	14
Integrated Wellness Acquisition Corp - Class A (a)	12	133
Investcorp Europe Acquisition Corp I - Class A (a)	57	608
Investcorp India Acquisition Corp. - Class A (a)	37	392
Israel Acquisitions Corp. - Class A (a)	15	153
IX Acquisition Corp. - Class A (a)	9	100
Jack Henry & Associates, Inc. (d)	17	2,846
Jaguar Global Growth Corp I - Class A (a)	62	653
Jefferies Financial Group Inc.	59	1,974
Jupiter Acquisition Corporation (a)	9	95
Kensington Capital Acquisition Corp. V - Class A (a)	88	932
Kernel Group Holdings, Inc. - Class A (a)	18	186
Keyarch Acquisition Corporation (a)	6	64
Kiatnakin Phatra Bank Public Company Limited - NVDR	55	94
LatAmGrowth SPAC - Class A (a)	6	66
Learn CW Investment Corp - Class A (a)	37	391
Liberty Resources Acquisition Corp. - Class A (a)	8	86
Live Oak Crestview Climate Acquisition Corp. - Class A (a)	26	264
LPL Financial Holdings Inc.	21	4,705
M3-Brigade Acquisition III Corp. - Class A (a)	41	428
Magnum Opus Acquisition Limited - Class A (a)	16	166
Maquia Capital Investments Corp. - Class A (a)	7	78
MarketWise, Inc. - Class A	7	14
Mars Acquisition Corp. (a)	—	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Mars Acquisition Corp. (a)	59	610
Metal Sky Star Acquisition Corp. (a)	5	55
Mizrahi-Tefahot Bank Ltd.	22	730
Monterey Capital Acquisition Corporation - Class A (a)	18	189
Moody's Corporation	12	4,076
Moringa Acquisition Corp. - Class A (a)	7	69
Mountain & Co. I Acquisition Corp. - Class A (a)	40	434
Nabors Energy Transition Corp. - Class A (a)	36	387
Newcourt Acquisition Corp. - Class A (a)	8	88
Nubia Brand International Corp. - Class A (a)	17	181
Oak Woods Acquisition Corporation - Class A (a)	12	121
Oca Acquisition Corp. - Class A (a)	3	36
Papaya Growth Opportunity Corp. I - Class A (a)	28	300
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	42	447
PB Fintech Limited (a)	72	612
Pearl Holdings Acquisition Corp - Class A (a)	50	532
Pegasus Digital Mobility Acquisition Corp. - Class A (a)	5	55
Perception Capital Corp. II - Class A (a)	32	355
Plum Acquisition Corp. I - Class A (a)	15	153
Portage Fintech Acquisition Corporation - Class A (a)	45	463
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	26	272
PowerUp Acquisition Corp. (a)	1	7
Prime Number Acquisition I Corp. - Class A (a)	17	177
Primerica, Inc.	36	7,065
Project Energy Reimagined Acquisition Corp. - Class A (a)	34	354
PROOF Acquisition Corp I - Class A (a)	38	395
PT Bank Central Asia Tbk	606	373
PT Bank Mandiri (Persero) Tbk.	6,683	2,349
PT Bank Negara Indonesia (Persero) Tbk.	1,757	1,079
Pyrophyte Acquisition Corp. - Class A (a)	26	276
Quadro Acquisition One Corp. - Class A (a)	3	31
RCF Acquisition Corp. - Class A (a)	49	529
Redwoods Acquisition Corp (a)	17	182
Rigel Resource Acquisition Corp. - Class A (a)	95	1,015
Rose Hill Acquisition Corporation - Class A (a)	4	50
Ross Acquisition Corp. II - Class A (a)	20	211
Roth CH Acquisition V Co. (a)	8	84
Ryan Specialty Group Holdings, Inc. - Class A (a)	130	5,815
Screaming Eagle Acquisition Corp. - Class A (a)	148	1,528
SDCL EDGE Acquisition Corp - Class A (a)	15	157
Seaport Global Acquisition II Corp. - Class A (a)	23	241
SEI Investments Company (d)	37	2,195
SHUAA Partners Acquisition Corp I - Class A (a)	8	83
Signature Bank	1	—
SilverBox Corp III - Class A (a)	4	44
SilverSPAC Inc. - Class A (a)	24	245
Sizzle Acquisition Corp. (a)	27	293
SK Growth Opportunities Corporation - Class A (a)	33	351
Slam Corp. - Class A (a)	102	1,090
Social Capital Suvretta Holdings Corp. II - Class A (a)	84	865
Social Capital Suvretta Holdings Corp. IV - Class A (a)	84	864
Spree Acquisition Corp. 1 Limited - Class A (a)	3	33
Spring Valley Acquisition Corp. II - Class A (a)	26	279
Stratim Cloud Acquisition Corp. - Class A (a)	7	70
Target Global Acquisition I Corp. - Class A (a)	56	594
TenX Keane Acquisition (a)	11	112
TKB Critical Technologies 1 - Class A (a)	12	129
TLGY Acquisition Corporation - Class A (a)	36	386
TMT Acquisition Corp (a)	15	156
TortoiseEcofin Acquisition Corp. III - Class A (a)	54	562
Trajectory Alpha Acquisition Corp. - Class A (a)	13	131
Tristar Acquisition I Corp. - Class A (a)	46	482
Twelve Seas Investment Company II - Class A (a)	13	137
Twin Ridge Capital Acquisition Corp. - Class A (a)	23	246
United Overseas Bank Limited	64	1,335
UTA Acquisition Corp - Class A (a)	72	760
Vahanna Tech Edge Acquisition I Corp. - Class A (a)	16	165
Valuence Merger Corp. I - Class A (a)	25	271
Visa Inc. - Class A (d)	54	12,636
W.R. Berkley Corporation	56	3,363
Waverley Capital Acquisition Corp. 1 - Class A (a)	34	354
Wells Fargo & Company	50	2,142
XPAC Acquisition Corp. - Class A (a)	38	396
Yotta Acquisition Corporation (a)	25	259
		133,397
Communication Services 8.5%
Activision Blizzard, Inc. (a) (e)	99	8,341
Alphabet Inc. - Class A (a) (d)	109	13,118
Alphabet Inc. - Class C (a)	96	11,538
Comcast Corporation - Class A	90	3,731
Eletromidia S.A. (a)	665	2,248
Former Charter Communications Parent, Inc. - Class A (a)	5	1,831
Intelsat Jackson Holdings, Ltd. (a) (c)	3	71
JYP Entertainment Corporation	3	335
Mediaalpha, Inc. - Class A (a)	185	1,903
Meta Platforms, Inc. - Class A (a)	105	30,026
Netflix, Inc. (a) (d)	28	12,429
NEXON Co., Ltd.	25	479
Nintendo Co., Ltd.	20	892
Radius Global Infrastructure, Inc. - Class A (a) (e)	19	284
The Trade Desk, Inc. - Class A (a)	47	3,616
		90,842
Health Care 6.4%
3SBio Inc. (b)	218	219
Amedisys, Inc. (a) (e)	10	875
Bangkok Dusit Medical Services Public Company Limited.	1,231	966
biote Corp. - Class A (a)	1	7
Bumrungrad Hospital Public Company Limited	152	970
Chinook Therapeutics, Inc. (a) (e)	23	879
Classys	13	321
DICE Therapeutics, Inc (a) (e)	48	2,232
Doximity, Inc. - Class A (a) (d)	108	3,676
HK Inno.N Corporation	10	226
Horizon Therapeutics Public Limited Company (a) (e)	90	9,232
Icon Public Limited Company (a)	3	741
Iveric Bio, Inc. (a) (e)	69	2,717
Life Healthcare Group Holdings	149	163
Novartis AG - ADR (d)	72	7,299
Novo Nordisk A/S - ADR (d)	27	4,419
NuVasive, Inc. (a)	51	2,105
Regeneron Pharmaceuticals, Inc. (a) (d)	12	8,635
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	3	72
Seagen Inc. (a) (d) (e)	29	5,656
Silk Road Medical, Inc. (a)	53	1,709
Syneos Health, Inc. - Class A (a)	28	1,189
The Cooper Companies, Inc.	11	4,073
Vertex Pharmaceuticals Incorporated (a) (d)	19	6,725
Zoetis Inc. - Class A	15	2,603
Zydus Lifesciences Limited	129	920
		68,629
Information Technology 6.3%
Accton Technology Corporation	338	3,820
Analog Devices, Inc.	19	3,770
Avaya Holdings Corp. (a)	29	367
Avaya Inc. (a)	2	24
BOE Technology Group Co., Ltd. - Class A	5,963	3,364
Broadcom Inc.	2	1,877
CDW Corp. (d)	17	3,047
Clearwater Analytics Holdings, Inc. - Class A (a)	243	3,856
Emersub CX, Inc. (a)	9	1,571
Intuit Inc. (d)	6	2,926
Nanya Technology Corporation	216	494
National Instruments Corporation	11	643
nCino, Inc. (a)	158	4,759
NCR Corporation (a)	9	230
NXP Semiconductors N.V.	7	1,353
Oracle Corporation (d)	137	16,362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Riverbed Restructure (a) (c)	6	—
Salesforce, Inc. (a) (d)	34	7,224
SK Hynix Inc.	27	2,380
TE Connectivity Ltd. (b)	24	3,320
Tower Semiconductor Ltd. (a)	17	628
VMware, Inc. - Class A (a)	40	5,751
		67,766
Consumer Discretionary 6.0%
Alibaba Group Holding Limited (a) (b)	23	237
Alibaba Group Holding Limited - ADR (a) (d)	30	2,479
Amazon.com, Inc. (a) (d)	122	15,937
Apollo Tyres Limited.	332	1,651
Bajaj Auto Limited	18	1,035
Capri Listco - Class A (a)	2	2
CarMax, Inc. (a)	19	1,613
Compagnie Financiere Richemont SA	7	1,226
Delivery Hero SE (a) (b)	7	308
Entain PLC	19	314
Hankook Tire & Technology Co,. Ltd.	90	2,377
Hl Mando Corporation	22	905
Hyundai Mobis Co., Ltd.	3	597
Jumbo S.A. - Class R	28	771
Just Eat Takeaway.Com N.V. (a) (b)	12	188
Mahindra and Mahindra Limited	81	1,437
Marriott International, Inc. - Class A	6	1,046
Naspers Limited - Class N	7	1,302
Pool Corporation	13	4,748
Samsonite International S.A. (a) (b)	580	1,642
Tesla Inc. (a) (d)	53	13,968
The Home Depot, Inc.	13	4,043
The Indian Hotels Company Limited	194	931
Under Armour, Inc. - Class A (a) (d)	295	2,127
Uni-Select Inc. (a)	37	1,307
Vitamin Oldco Holdings, Inc. (a) (c)	3	—
Yum China Holdings, Inc.	40	2,251
		64,442
Industrials 5.1%
Aerojet Rocketdyne Holdings, Inc. (a) (d)	85	4,683
Anhui Heli Co., Ltd. - Class A	201	553
China State Construction Engineering Corporation Limited - Class A	253	200
Expeditors International of Washington, Inc. (d)	9	1,052
Ferguson Holdings Limited	9	1,394
Howmet Aerospace Inc.	22	1,075
Lennox International Inc.	11	3,486
LG Corp.	18	1,214
Old Dominion Freight Line, Inc.	9	3,474
Safran	12	1,863
Samsung C&T Corporation	9	708
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	451	905
Singapore Airlines Limited (f)	185	980
The Boeing Company (a) (d)	76	16,089
TransUnion	60	4,713
Uber Technologies, Inc. (a)	21	887
Univar Solutions Inc. (a) (d)	121	4,326
Verisk Analytics, Inc. (d)	15	3,360
Weichai Power Co., Ltd. - Class A	1,542	2,650
Westinghouse Air Brake Technologies Corporation	9	996
Xiamen Xiangyu Co., Ltd. - Class A	163	195
		54,803
Consumer Staples 3.2%
American Beverage Co Ambev - ADR (d)	1,445	4,594
China Feihe Limited (b)	458	255
Dino Polska Spolka Akcyjna (a) (b)	20	2,368
Heineken Holding N.V.	19	1,626
Herbalife Nutrition Ltd. (a)	21	273
ITC Limited	192	1,063
JDE Peet's N.V.	51	1,525
Lamb Weston Holdings, Inc.	50	5,709
Meridan Management Ltd - GDR (a) (b) (c)	38	—
Monster Beverage 1990 Corporation (a)	201	11,566
Muyuan Foods Co., Ltd. - Class A	203	1,177
Tech-Bank Food Co., Ltd. - Class A (a)	1,589	994
TPCO Holding Corp. - Class A (a)	25	4
Tsingtao Brewery Co., Ltd. - Class H	226	2,063
Yixintang Pharmaceutical Group Co., Ltd. - Class A	271	983
		34,200
Materials 1.5%
Amyris, Inc. (a) (d)	9	10
Arconic Corporation (a) (d)	51	1,514
Fufeng Group Limited	576	292
Glencore PLC	317	1,798
Gravita India Limited	36	267
Heidelberg Materials AG	9	744
International Flavors & Fragrances Inc.	28	2,224
Lafarge	56	3,796
Newcrest Mining Limited	10	179
Rianlon Corporation - Class A	69	384
Teck Resources Limited - Class B (e)	58	2,446
The Scotts Miracle-Gro Company	35	2,214
		15,868
Real Estate 0.8%
AP (Thailand) Public Company Limited - NVDR	2,941	956
Douglas Emmett, Inc. (f)	48	601
Lamar Advertising Company - Class A	24	2,366
Life Storage Inc. (d)	16	2,142
Phoenix Mills Limited	25	469
Supalai Public Company Limited - NVDR	2,176	1,242
Swire Pacific Limited - Class A	50	386
Urstadt Biddle Properties Inc. - Class A	7	149
Vornado Realty Trust	21	383
		8,694
Energy 0.6%
Berry Corporation (Bry)	4	25
Gulfport Energy Operating Corporation (a)	7	700
Kinder Morgan, Inc.	67	1,148
Magellan Midstream Partners, L.P. (d)	51	3,155
McDermott International, Ltd. (a) (c)	459	83
McDermott International, Ltd. (a) (c)	52	9
PDC Energy, Inc. (d)	25	1,773
Vitesse Energy, Inc.	2	35
		6,928
Utilities 0.2%
FirstEnergy Corp.	28	1,104
PG&E Corporation (a)	14	249
Power Grid Corporation of India Limited	193	604
		1,957
Total Common Stocks (cost $470,284)		547,526
CORPORATE BONDS AND NOTES 29.9%
Information Technology 5.7%
3D Systems Corporation
0.00%, 11/15/26 (d) (g) (h)	970	734
8X8, Inc.
4.00%, 02/01/28 (d) (g)	1,267	1,079
Alteryx, Inc.
0.50%, 08/01/24 (d) (g)	1,026	973
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (g)	2,200	1,616
Bentley Systems, Incorporated
0.38%, 07/01/27 (d) (g)	606	548
Bill Holdings, Inc.
0.00%, 12/01/25 (d) (g) (h)	2,273	2,380
Blackline, Inc.
0.13%, 08/01/24 (d) (g)	849	853
0.00%, 03/15/26 (d) (g) (h)	1,878	1,599
Camtek Ltd.
0.00%, 12/01/26 (d) (g) (h) (i)	191	170
Castle United States Holding Corporation
9.50%, 02/15/28 (i)	195	110
Cerence Inc.
3.00%, 06/01/25 (d) (g)	1,026	1,100
1.50%, 07/01/28 (d) (g) (i)	831	837
Cloudflare, Inc.
0.00%, 08/15/26 (d) (g) (h)	1,211	1,028

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Confluent, Inc.
0.00%, 01/15/27 (d) (g) (h)	693	578
Datadog, Inc.
0.13%, 06/15/25 (d) (g)	1,362	1,697
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (d) (g) (h)	2,122	1,669
DocuSign, Inc.
0.00%, 01/15/24 (d) (g) (h)	1,498	1,446
Dye & Durham Limited
3.75%, 03/01/26, CAD (g) (i)	2,635	1,539
Endure Digital, Inc.
6.00%, 02/15/29 (i)	100	75
Envestnet, Inc.
0.75%, 08/15/25 (d) (g)	1,059	974
Everbridge, Inc.
0.13%, 12/15/24 (d) (g)	578	533
0.00%, 03/15/26 (d) (g) (h)	715	590
Five9, Inc.
0.50%, 06/01/25 (d) (g)	1,513	1,458
Guidewire Software, Inc.
1.25%, 03/15/25 (d) (g)	1,043	1,018
Harmonic, Inc.
2.00%, 09/01/24 (d) (g)	1,054	1,989
HubSpot, Inc.
0.38%, 06/01/25 (d) (g)	1,502	2,869
I3 Verticals, LLC
1.00%, 02/15/25 (d) (g)	1,445	1,314
Itron, Inc.
0.00%, 03/15/26 (d) (g) (h)	139	124
Marathon Digital Holdings, Inc.
1.00%, 12/01/26 (d) (g)	1,952	1,037
Maxeon Solar Technologies, Ltd.
6.50%, 07/15/25 (d) (g)	1,515	2,487
Mitek Systems, Inc.
0.75%, 02/01/26 (d) (g)	1,520	1,299
Model N, Inc.
2.63%, 06/01/25 (d) (g)	151	186
MongoDB, Inc.
0.25%, 01/15/26 (d) (g)	1,816	3,596
NCR Corporation
5.75%, 09/01/27 (i)	118	118
6.13%, 09/01/29 (i)	39	39
Nutanix, Inc.
0.25%, 10/01/27 (d) (g)	132	112
Pagerduty, Inc.
1.25%, 07/01/25 (d) (g)	578	548
PAR Technology Corporation
1.50%, 10/15/27 (d) (g)	1,170	930
Pegasystems Inc.
0.75%, 03/01/25 (d) (g)	1,802	1,641
Porch Group Inc
0.75%, 09/15/26 (d) (g) (i)	2,871	1,011
Q2 Holdings, Inc.
0.13%, 11/15/25 (d) (g)	1,212	1,056
0.75%, 06/01/26 (d) (g)	1,813	1,579
Rapid7, Inc.
0.25%, 03/15/27 (d) (g)	261	228
RingCentral, Inc.
0.00%, 03/01/25 - 03/15/26 (d) (g) (h)	1,906	1,645
Semtech Corporation
1.63%, 11/01/27 (d) (g) (i)	760	707
Shopify Inc.
0.13%, 11/01/25 (d) (g)	1,200	1,086
SMART Global Holdings, Inc.
2.00%, 02/01/29 (d) (g) (i)	601	902
SolarEdge Technologies Ltd.
0.00%, 09/15/25 (d) (g) (h)	901	1,065
Splunk Inc.
1.13%, 09/15/25 - 06/15/27 (d) (g)	607	601
Unity Software Inc.
0.00%, 11/15/26 (d) (g) (h)	2,762	2,195
Veeco Instruments Inc.
3.50%, 01/15/25 (d) (g)	187	229
3.75%, 06/01/27 (d) (g)	352	708
2.88%, 06/01/29 (d) (g) (i)	212	236
Virtusa Corporation
7.13%, 12/15/28 (i)	85	70
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (d) (g)	53	58
Wix.Com Ltd.
0.00%, 08/15/25 (d) (g) (h)	581	509
Wolfspeed, Inc.
0.25%, 02/15/28 (d) (g)	217	167
Workiva Inc.
1.13%, 08/15/26 (d) (g)	1,211	1,701
Zscaler, Inc.
0.13%, 07/01/25 (d) (g)	1,805	2,107
		60,753
Consumer Discretionary 5.0%
Airbnb, Inc.
0.00%, 03/15/26 (d) (g) (h)	1,503	1,318
Alibaba Group Holding Limited
3.25%, 02/09/61	200	123
Amazon.com, Inc.
4.95%, 12/05/44	40	41
4.05%, 08/22/47	80	72
4.10%, 04/13/62	390	337
Burlington Stores, Inc.
2.25%, 04/15/25 (d) (g)	1,500	1,558
Carnival Corporation
5.75%, 10/01/24 (d) (g)	1,501	2,956
7.63%, 03/01/26 (i)	130	127
5.75%, 03/01/27 (i)	120	110
5.75%, 12/01/27 (d) (g) (i)	563	938
10.50%, 06/01/30 (i)	300	318
Chegg, Inc.
0.13%, 03/15/25 (d) (g)	458	402
0.00%, 09/01/26 (d) (g) (h)	1,270	955
Dealer Tire, LLC
8.00%, 02/01/28 (i)	100	92
Delivery Hero SE
1.00%, 04/30/26, EUR (g)	1,500	1,315
1.00%, 01/23/27, EUR (b) (g)	1,300	1,090
3.25%, 02/21/30, EUR (b) (g)	2,100	2,230
ETSY, Inc.
0.13%, 10/01/26 (d) (g)	438	521
0.25%, 06/15/28 (d) (g)	438	335
Fisker Group Inc.
2.50%, 09/15/26 (d) (g) (i)	2,157	982
Groupon, Inc.
1.13%, 03/15/26 (d) (g)	757	275
Grubhub Holdings Inc.
5.50%, 07/01/27 (i)	642	371
Guess ?, Inc.
3.75%, 04/15/28 (d) (g) (i)	2,012	2,022
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (i)	10	9
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (g)	800	727
Las Vegas Sands Corp.
3.20%, 08/08/24	120	116
2.90%, 06/25/25	10	9
3.50%, 08/18/26	30	28
LCI Industries
1.13%, 05/15/26 (d) (g)	1,503	1,447
Li Auto Inc.
0.25%, 05/01/28 (d) (g)	1,362	1,896
Lucid Group, Inc.
1.25%, 12/15/26 (d) (g) (i)	1,677	1,081
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (d) (g) (h)	758	699
3.25%, 12/15/27 (d) (g) (i)	1,212	1,146
MercadoLibre S.R.L
2.00%, 08/15/28 (d) (g)	1,479	4,057
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	48	48
National Vision Holdings, Inc.
2.50%, 05/15/25 (d) (g)	2,478	2,608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
NCL Corporation Ltd.
6.00%, 05/15/24 (d) (g)	730	1,195
5.38%, 08/01/25 (d) (g)	1,805	2,485
1.13%, 02/15/27 (d) (g)	1,502	1,382
2.50%, 02/15/27 (d) (g)	1,202	1,130
NIO, Inc.
4.50%, 02/01/24 (g)	301	358
0.00%, 02/01/26 (d) (g) (h)	277	263
Park River Holdings, Inc.
5.63%, 02/01/29 (i)	50	39
PENN Entertainment, Inc.
2.75%, 05/15/26 (d) (g)	750	933
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (i)	110	83
5.88%, 09/01/31 (i)	85	63
Royal Caribbean Cruises Ltd.
2.88%, 11/15/23 (d) (g)	1,050	1,347
6.00%, 08/15/25 (d) (g) (i)	407	908
5.38%, 07/15/27 (i)	300	281
Sands China Ltd
5.63%, 08/08/25 (j) (k)	400	390
2.80%, 03/08/27 (j) (k)	200	174
Shift Technologies, Inc.
4.75%, 05/15/26 (d) (g) (i)	1,305	170
SkyMiles IP Ltd.
4.50%, 10/20/25 (i)	117	114
4.75%, 10/20/28 (i)	110	107
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	20
Spirit Airlines, Inc.
8.00%, 09/20/25 (i)	48	48
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (i)	205	126
The Cheesecake Factory Incorporated
0.38%, 06/15/26 (d) (g)	585	496
TKC Holdings, Inc.
10.50%, 05/15/29 (i)	140	108
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (d) (g)	1,459	1,895
Viking Cruises Limited
9.13%, 07/15/31 (i)	110	111
VOC Escrow Ltd.
5.00%, 02/15/28 (i)	80	74
Warnermedia Holdings, Inc.
5.14%, 03/15/52	150	122
5.39%, 03/15/62	230	187
Wayfair Inc.
0.63%, 10/01/25 (f) (g)	1,159	994
1.00%, 08/15/26 (d) (g)	263	217
1.00%, 08/15/26 (g)	57	47
3.25%, 09/15/27 (d) (g) (i)	1,961	2,435
3.50%, 11/15/28 (d) (g) (i)	814	1,297
Wheel Pros, Inc.
6.50%, 05/15/29 (i)	295	89
Winnebago Industries, Inc.
1.50%, 04/01/25 (d) (g)	1,444	1,737
Wynn Macau, Limited
4.88%, 10/01/24 (i)	200	195
		53,979
Health Care 4.4%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (d) (g)	653	762
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (d) (g)	963	2,313
Bausch Health Companies Inc.
6.25%, 02/15/29 (i)	620	256
7.25%, 05/30/29 (i)	220	94
5.25%, 01/30/30 (i)	740	297
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (d) (g)	139	107
Coherus Biosciences, Inc.
1.50%, 04/15/26 (d) (g)	2,802	1,709
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (d) (g) (i)	1,588	1,354
CommonSpirit Health
4.35%, 11/01/42	130	112
3.82%, 10/01/49	60	46
CONMED Corporation
2.25%, 06/15/27 (g) (i)	750	839
Cutera, Inc.
2.25%, 03/15/26 (d) (g)	454	376
2.25%, 06/01/28 (g) (i)	1,988	1,235
Dynavax Technologies Corporation
2.50%, 05/15/26 (d) (g)	2,765	3,840
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (a) (i) (l)	140	103
Envista Holdings Corporation
2.38%, 06/01/25 (d) (g)	1,818	3,088
Evolent Health, Inc.
1.50%, 10/15/25 (d) (g)	2,120	2,402
Exact Sciences Corporation
0.38%, 03/15/27 (d) (g)	292	315
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	78
HCA Inc.
7.69%, 06/15/25	50	51
7.50%, 11/15/95	170	188
Health Catalyst, Inc.
2.50%, 04/15/25 (d) (g)	1,666	1,593
Innoviva, Inc.
2.13%, 03/15/28 (d) (g)	2,167	1,745
Inotiv, Inc.
3.25%, 10/15/27 (d) (g)	1,562	804
Insmed Incorporated
0.75%, 06/01/28 (d) (g)	1,971	1,648
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 (d) (g)	517	487
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (d) (g)	344	225
MannKind Corporation
2.50%, 03/01/26 (d) (g)	1,665	1,757
Mesa Laboratories, Inc.
1.38%, 08/15/25 (d) (g)	1,090	970
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (d) (g) (i)	265	295
Neogenomics, Inc.
1.25%, 05/01/25 (d) (g)	1,060	996
NextGen Healthcare, Inc.
3.75%, 11/15/27 (d) (g) (i)	813	784
NuVasive, Inc.
0.38%, 03/15/25 (d) (g)	1,501	1,370
Oak Street Health, Inc.
0.00%, 03/15/26 (g) (h)	2,685	2,639
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (d) (g)	2,120	1,956
Paratek Pharmaceuticals, Inc.
4.75%, 05/01/24 (g)	820	803
PetIQ, Inc.
4.00%, 06/01/26 (d) (g)	1,608	1,477
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (g)	1,100	1,125
Radiology Partners, Inc.
9.25%, 02/01/28 (i)	230	86
Revance Therapeutics, Inc.
1.75%, 02/15/27 (d) (g)	658	696
Syneos Health, Inc.
3.63%, 01/15/29 (i)	616	603
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	6	6
7.13%, 01/31/25	297	300
3.15%, 10/01/26	48	43
5.13%, 05/09/29 (k)	560	508
8.13%, 09/15/31	200	209
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	174
Travere Therapeutics, Inc.
2.25%, 03/01/29 (d) (g)	1,205	986
Varex Imaging Corporation
4.00%, 06/01/25 (d) (g)	2,270	2,893

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Willis-Knighton Medical Center
4.81%, 09/01/48	60	54
		46,797
Industrials 3.5%
Adani Ports and Special Economic Zone Limited
5.00%, 08/02/41 (b)	400	268
American Airlines Group Inc.
6.50%, 07/01/25 (d) (g)	559	716
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (i)	210	178
Array Tech, Inc.
1.00%, 12/01/28 (d) (g)	1,650	1,883
Artera Services, LLC
9.03%, 12/04/25 (i)	80	70
Bloom Energy Corporation
2.50%, 08/15/25 (d) (g)	1,362	1,654
3.00%, 06/01/28 (d) (g) (i)	978	1,104
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (g)	18,000	2,323
Copa Holdings, S.A.
4.50%, 04/15/25 (d) (g)	3,816	8,415
Delta Air Lines, Inc.
7.00%, 05/01/25 (i)	220	224
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (d) (g) (i)	878	1,072
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (d) (g)	3,163	4,851
Elance, Inc.
0.25%, 08/15/26 (d) (g)	397	322
Fideicomiso F/80460
5.50%, 07/31/47 (b)	200	175
Fiverr International Ltd
0.00%, 11/01/25 (d) (g) (h)	2,405	2,024
Granite Construction Incorporated
3.75%, 05/15/28 (d) (g) (i)	600	647
H&E Equipment Services, Inc.
3.88%, 12/15/28 (i)	10	9
JetBlue Airways Corporation
0.50%, 04/01/26 (d) (g)	479	393
Kaman Corporation
3.25%, 05/01/24 (d) (g)	3,049	2,944
Park Aerospace Holdings Limited
5.50%, 02/15/24 (i)	50	50
Plug Power Inc.
3.75%, 06/01/25 (d) (g)	1,807	3,744
Simpar Europe
5.20%, 01/26/31 (b)	200	159
The Boeing Company
3.25%, 02/01/35	90	73
3.55%, 03/01/38	20	16
5.81%, 05/01/50 (k)	20	20
5.93%, 05/01/60 (k)	30	30
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (d) (g)	1,983	1,953
TPI Composites, Inc.
5.25%, 03/15/28 (d) (g) (i)	53	51
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (i)	15	16
Triumph Group, Inc.
7.75%, 08/15/25	75	73
Uber Technologies, Inc.
0.00%, 12/15/25 (d) (g) (h)	422	384
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (i)	370	352
4.63%, 04/15/29 (i)	50	46
Univar Solutions USA Inc.
5.13%, 12/01/27 (i)	877	896
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (d) (g) (i)	424	235
Xometry, Inc.
1.00%, 02/01/27 (d) (g)	554	425
XPO Cnw, Inc.
6.70%, 05/01/34	120	120
		37,915
Communication Services 2.9%
Cengage Learning, Inc.
9.50%, 06/15/24 (i)	12	12
Charter Communications Operating, LLC
5.05%, 03/30/29	50	48
5.38%, 04/01/38	60	51
3.50%, 03/01/42	30	20
4.80%, 03/01/50	10	8
Cinemark Holdings, Inc.
4.50%, 08/15/25 (d) (g)	878	1,211
CSC Holdings, LLC
5.75%, 01/15/30 (i)	200	94
4.13%, 12/01/30 (i)	280	197
CT Trust
5.13%, 02/03/32 (b)	200	161
Dish Network Corporation
2.38%, 03/15/24 (g)	580	517
0.00%, 12/15/25 (d) (g) (h)	733	387
3.38%, 08/15/26 (d) (g)	1,330	663
fuboTV Inc.
3.25%, 02/15/26 (d) (g)	52	30
Lagardere SCA
2.13%, 10/16/26, EUR (b)	900	958
1.75%, 10/07/27, EUR (b)	900	956
Liberty Broadband Corporation
3.13%, 03/31/53 (d) (g) (i)	1,265	1,233
Liberty Media Corporation
3.75%, 03/15/28 (d) (g) (i)	674	731
4.00%, 11/15/29 (d) (g)	1,865	448
3.75%, 02/15/30 (d) (g)	4,564	1,068
2.75%, 12/01/49 (d) (g) (i)	1,920	1,807
0.50%, 12/01/50 (d) (g) (i)	2,403	2,636
Lumen Technologies Inc.
8.00%, 06/01/36	155	95
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (d) (g) (i)	2,262	2,013
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (d) (g) (i)	909	807
MVC Acquisition Corp.
5.75%, 08/01/28 (i)	170	147
Oi S.A. - In Judicial Reorganization
14.00%, 06/30/24 (i)	27	26
0.00%, 07/27/25 (a) (l) (m)	400	26
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (g) (i)	2,250	2,219
Sea Limited
2.38%, 12/01/25 (d) (g)	1,950	1,971
0.25%, 09/15/26 (d) (g)	1,954	1,555
Snap Inc.
0.25%, 05/01/25 (d) (g)	1,212	1,167
0.75%, 08/01/26 (d) (g)	1,817	1,667
0.13%, 03/01/28 (d) (g)	2,724	1,933
Spotify USA Inc.
0.00%, 03/15/26 (d) (g) (h)	1,354	1,145
TechTarget, Inc.
0.00%, 12/15/26 (d) (g) (h)	1,003	791
TEGNA Inc.
4.63%, 03/15/28	165	146
Telesat Canada
5.63%, 12/06/26 (i)	155	96
The Marcus Corporation
5.00%, 09/15/25 (d) (g) (i)	1,185	1,768
T-Mobile USA, Inc.
2.63%, 02/15/29	40	35
2.88%, 02/15/31	80	68
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (i)	210	191
VTR Finance N.V.
6.38%, 07/15/28 (b)	250	93
		31,195
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Financials 2.5%
ABRA Global Finance
5.00%, 03/02/28 (d) (i) (m)	3,184	2,770
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	123
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (i) (l)	236	1
Arbor Realty Trust, Inc.
7.50%, 08/01/25 (d) (g) (i)	1,501	1,499
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (i)	375	3
BAC Capital Trust XIV
5.95%, (3 Month USD LIBOR + 0.40%), (100, 07/27,23) (n) (o)	360	274
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (b) (o)	200	147
6.65%, (100, 04/22/31) (i) (o)	200	147
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (i)	150	122
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (i) (o)	250	193
7.63%, (100, 01/10/28) (i) (o)	200	181
Bank of America Corporation
6.25%, (100, 09/05/24) (o)	100	99
Barclays PLC
7.75%, (100, 09/15/23) (g) (o)	240	236
Block, Inc.
0.13%, 03/01/25 (d) (g)	1,364	1,282
Bread Financial Payments, Inc.
4.25%, 06/15/28 (d) (g) (i)	597	616
Citigroup Inc.
5.95%, (100, 05/15/25) (o)	700	673
Comerica Incorporated
3.70%, 07/31/23	180	178
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (g) (o)	240	287
8.13%, (100, 12/23/25) (g) (i) (o)	200	201
Credit Suisse Group AG
4.19%, 04/01/31 (g) (i)	250	222
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (a) (i) (l)	200	44
Encore Capital Group, Inc.
3.25%, 10/01/25 (d) (g)	931	1,212
4.00%, 03/15/29 (d) (g) (i)	1,666	1,624
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	244
EZCORP, Inc.
2.88%, 07/01/24 (d) (g)	973	1,006
3.75%, 12/15/29 (d) (g) (i)	1,465	1,437
Ford Motor Credit Company LLC
4.13%, 08/17/27	200	182
2.90%, 02/10/29	200	166
Highlands Holdings Bond Issuer Limited
7.63%, 10/15/25 (i) (j) (m)	560	517
LendingTree, Inc.
0.50%, 07/15/25 (d) (g)	1,584	1,219
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (g) (o)	200	191
MoneyGram International, Inc.
9.00%, 06/01/30 (i)	511	448
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (i)	200	101
PT ABM Investama Tbk.
9.50%, 08/05/26 (i)	200	181
Redwood Trust, Inc.
7.75%, 06/15/27 (d) (g)	1,318	1,107
Repay Holdings Corporation
0.00%, 02/01/26 (d) (g) (h) (i)	1,205	978
Shift4 Payments, LLC
0.00%, 12/15/25 (d) (g) (h)	2,101	2,270
0.50%, 08/01/27 (d) (g)	146	128
SoFi Technologies, Inc.
0.00%, 10/15/26 (d) (g) (h) (i)	904	704
Starwood Property Trust, Inc.
6.75%, 07/15/27 (g)	277	283
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (o)	242	196
5.00%, (100, 12/01/27) (o)	33	25
The Goldman Sachs Group, Inc.
6.26%, (3 Month USD LIBOR + 0.77%), (100, 08/11/23) (n) (o)	8	6
6.75%, 10/01/37	120	129
5.15%, 05/22/45	190	178
The Vanguard Group, Inc.
3.05%, 08/22/50 (c)	250	161
Two Harbors Investment Corp.
6.25%, 01/15/26 (d) (g)	1,201	1,059
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (b) (g) (o)	200	190
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (b) (k) (l) (o)	200	1
Upstart Holdings, Inc.
0.25%, 08/15/26 (d) (g)	842	575
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (i)	200	162
Wells Fargo & Company
5.88%, (100, 06/15/25) (j) (o)	101	99
WisdomTree, Inc.
5.75%, 08/15/28 (d) (g) (i)	236	246
Zip Co Limited
0.00%, 04/23/28, AUD (b) (g) (h)	1,200	176
		26,499
Materials 1.9%
Amyris, Inc.
1.50%, 11/15/26 (d) (g)	2,856	513
Arconic Corporation
6.00%, 05/15/25 (i)	950	958
6.13%, 02/15/28 (i)	793	803
Aris Mining Corporation
6.88%, 08/08/26 (b)	205	150
ATI Inc.
3.50%, 06/15/25 (d) (g)	1,098	3,144
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (i)	300	192
Cap S.A.
3.90%, 04/27/31 (b)	200	145
Century Aluminum Company
2.75%, 05/01/28 (d) (g)	815	632
Danimer Scientific, Inc.
3.25%, 12/15/26 (d) (g) (i)	763	313
Diamond (BC) B.V.
4.63%, 10/01/29 (i)	660	674
First Quantum Minerals Ltd
8.63%, 06/01/31 (i)	310	318
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	19
Hudbay Minerals Inc.
8.00%, 04/09/26 (i)	1,475	1,489
Illuminate Buyer LLC
9.00%, 07/01/28 (i)	80	70
Lithium Americas Corp.
1.75%, 01/15/27 (d) (g)	657	514
Livent Corporation
4.13%, 07/15/25 (d) (g)	1,135	3,648
OCP S.A.
5.13%, 06/23/51 (b)	450	327
Sasol Financing USA LLC
5.50%, 03/18/31	200	157
Turquoise Hill Resources Ltd
2.50%, 04/15/26 (d) (g) (i)	1,172	1,601
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (i)	135	84
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	400	130
United States Steel Corporation
5.00%, 11/01/26 (d) (g)	1,877	3,688

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
UPL Corporation Limited
5.25%, (100, 02/27/25) (b) (o)	400	328
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (i)	200	150
Vedanta Resources Limited
6.13%, 08/09/24 (b)	200	150
Yamana Gold Inc.
4.63%, 12/15/27	80	76
		20,273
Energy 1.5%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (i)	250	186
Apache Corporation
7.75%, 12/15/29	350	361
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	50	41
Cheniere Energy, Inc.
4.63%, 10/15/28	30	28
Continental Resources, Inc.
5.75%, 01/15/31 (i)	40	38
4.90%, 06/01/44	100	78
DCP Midstream, LLC
6.45%, 11/03/36 (i)	40	41
DCP Midstream, LP
6.75%, 09/15/37 (i)	70	74
Devon Energy Corporation
8.25%, 08/01/23	150	150
5.85%, 12/15/25	20	20
5.25%, 10/15/27	32	32
5.88%, 06/15/28	39	39
7.95%, 04/15/32	30	35
5.00%, 06/15/45	80	69
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	91
Ecopetrol S.A.
5.38%, 06/26/26	50	48
8.88%, 01/13/33	160	158
5.88%, 05/28/45 - 11/02/51	500	338
Energy Transfer LP
6.50%, (100, 08/15/26) (o)	340	307
6.63%, (100, 02/15/28) (o)	320	246
6.75%, (100, 05/15/25) (o)	270	243
7.13%, (100, 05/15/30) (o)	400	340
6.50%, 02/01/42	60	61
6.00%, 06/15/48	20	19
Energy Transfer Operating, L.P.
6.25%, 04/15/49	20	20
Enterprise Products Operating LLC
6.13%, 10/15/39	60	64
5.95%, 02/01/41	40	42
EQT Corporation
7.00%, 02/01/30 (j) (k)	30	31
3.63%, 05/15/31 (i)	50	43
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	151
7.75%, 05/23/27 (i)	200	151
Green Plains Inc.
2.25%, 03/15/27 (d) (g)	751	917
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (f)	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (d) (g)	2,528	3,326
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	60
6.95%, 01/15/38	10	11
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	386	261
MPLX LP
4.70%, 04/15/48	70	58
NGD Holdings B.V.
6.75%, 12/31/26 (b)	100	72
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	140	138
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (i)	60	59
Occidental Petroleum Corporation
6.45%, 09/15/36	120	124
4.30%, 08/15/39	170	132
6.60%, 03/15/46	640	661
4.40%, 04/15/46 - 08/15/49	139	104
4.20%, 03/15/48	560	417
PDC Energy, Inc.
5.75%, 05/15/26	1,284	1,282
Petrobras Global Finance B.V.
6.85%, 06/05/15	270	235
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	400	260
Petroleos Mexicanos
6.38%, 01/23/45	380	234
6.75%, 09/21/47	250	157
Plains All American Pipeline, L.P.
9.43%, (3 Month USD LIBOR + 4.11%), (100, 08/11/23) (n) (o)	90	80
6.70%, 05/15/36	50	49
Range Resources Corporation
8.25%, 01/15/29	100	104
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (b)	200	146
6.00%, 06/15/28 (i)	250	182
Southwestern Energy Company
4.75%, 02/01/32	420	371
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	41
6.10%, 02/15/42	40	38
5.40%, 10/01/47	60	53
Targa Resources Partners LP
5.50%, 03/01/30	20	19
4.88%, 02/01/31	40	37
4.00%, 01/15/32	10	9
Tecila Sociedad Anonima
8.50%, 06/27/29 (b)	50	43
7.00%, 12/15/47 (b)	350	238
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (b)	200	133
The Williams Companies, Inc.
7.50%, 01/15/31	40	44
8.75%, 03/15/32	140	166
5.75%, 06/24/44	70	68
Transocean Inc
4.63%, 09/30/29 (d) (g)	332	691
Tullow Oil PLC
10.25%, 05/15/26 (i)	188	145
UEP Penonome II S.A.
6.50%, 10/01/38 (i)	181	135
Venture Global LNG, Inc.
8.38%, 06/01/31 (i)	15	15
Western Midstream Operating, LP
3.35%, 02/01/25 (j) (k)	30	29
3.95%, 06/01/25	50	48
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	94
5.45%, 04/01/44	200	170
5.30%, 03/01/48	80	67
5.50%, 08/15/48	80	67
5.50%, 02/01/50 (j) (k)	610	507
Williams Partners L.P.
6.30%, 04/15/40	70	73
		15,931
Real Estate 1.3%
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (d) (g)	998	929
CTR Partnership, L.P.
3.88%, 06/30/28 (i)	30	26
Fastighets AB Balder
3.50%, 02/23/28, EUR (b) (g)	1,100	987
Hat Holdings I LLC
0.00%, 05/01/25 (d) (g) (h) (i)	1,428	1,328

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pebblebrook Hotel Trust
1.75%, 12/15/26 (d) (g)	2,485	2,086
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (d) (g)	1,897	1,701
PT Kawasan Industri Jababeka Tbk
7.00%, 12/15/27 (i) (j)	140	92
Realogy Group LLC
0.25%, 06/15/26 (d) (g)	2,297	1,697
Redfin Corporation
0.50%, 04/01/27 (d) (g)	1,381	956
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 08/11/23) (b) (o)	200	57
Ronshine China Holdings Limited
0.00%, 08/05/24 (a) (b) (l)	200	8
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (g)	406	297
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (d) (g)	1,051	883
Ventas Realty, Limited Partnership
3.75%, 06/01/26 (d) (g) (i)	272	275
Vornado Realty L.P.
3.50%, 01/15/25	125	118
2.15%, 06/01/26	112	95
Zillow Group, Inc.
0.75%, 09/01/24 (d) (g)	1,356	1,665
2.75%, 05/15/25 (g)	23	24
1.38%, 09/01/26 (g)	164	205
		13,429
Consumer Staples 0.9%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	183	143
Altria Group, Inc.
2.45%, 02/04/32	10	8
5.80%, 02/14/39	30	29
5.95%, 02/14/49	10	9
6.20%, 02/14/59	91	89
Avid SPV, LLC
1.25%, 03/15/26 (d) (g) (i)	1,462	1,425
B.A.T. Capital Corporation
3.56%, 08/15/27	50	46
4.54%, 08/15/47	70	52
BRF S.A.
5.75%, 09/21/50 (b)	400	267
California Institute of Technology
3.65%, 09/01/19	90	61
Camposol SA
6.00%, 02/03/27 (b)	350	238
Coruripe Netherlands B.V.
10.00%, 02/10/27 (b)	200	135
Cosan Overseas Limited
8.25% (b) (o)	100	100
Freshpet, Inc.
3.00%, 04/01/28 (d) (g) (i)	1,058	1,255
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (i)	250	196
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (i)	112	103
4.25%, 06/15/28 (d) (g) (i)	731	766
JBS USA Lux S.A.
4.38%, 02/02/52 (b)	200	141
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (i)	95	84
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	200	143
Movida Europe S.A.
5.25%, 02/08/31 (b)	200	162
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	120	69
Pyxus International, Inc.
8.50%, 12/31/27 (i)	97	59
Sabre GLBL Inc.
4.00%, 04/15/25 (d) (g)	722	554
The Beauty Health Company
1.25%, 10/01/26 (d) (g) (i)	1,884	1,492
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (d) (g) (i)	1,590	1,648
Treehouse Foods, Inc.
4.00%, 09/01/28	517	445
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	80	69
Verscend Escrow Corp
9.75%, 08/15/26 (i)	82	82
Wesleyan University
4.78%, 07/01/16	60	51
		9,921
Utilities 0.3%
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (b)	200	142
Alliant Energy Corporation
3.88%, 03/15/26 (d) (g) (i)	305	305
American Water Capital Corp.
3.63%, 06/15/26 (d) (g) (i)	139	140
Cameron LNG, LLC
3.30%, 01/15/35 (i)	20	17
CMS Energy Corporation
3.38%, 05/01/28 (d) (g) (i)	277	274
Duke Energy Corporation
4.13%, 04/15/26 (d) (g) (i)	279	274
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	261
Enel Finance International SA
6.00%, 10/07/39 (i)	150	147
Enfragen Energia Sur SA.
5.38%, 12/30/30 (b)	400	260
FirstEnergy Corp.
4.00%, 05/01/26 (d) (g) (i)	279	280
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	207	187
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	450	353
Origin Energy Finance Limited
1.00%, 09/17/29, EUR (b)	200	201
Pacific Gas And Electric Company
3.30%, 08/01/40	20	13
Sunnova Energy International Inc.
2.63%, 02/15/28 (d) (g) (i)	504	409
The Southern Company
3.88%, 12/15/25 (g) (i)	112	112
		3,375
Total Corporate Bonds And Notes (cost $330,613)		320,067
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.7%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 07/25/36 (j) (n)	1,956	1,440
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 9.19%, (1 Month USD LIBOR + 4.00%), 04/17/34 (n)	819	500
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,378
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,546
Apidos CLO XXIV
Series 2016-DR-24A, 11.05%, (3 Month USD LIBOR + 5.80%), 10/21/30 (n)	500	428
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	136
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 7.87%, (1 Month Term SOFR + 2.76%), 09/15/36 (j) (n)	350	330
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 12.36%, (3 Month USD LIBOR + 7.10%), 10/23/34 (n)	500	436
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.34%, (3 Month Term SOFR + 7.35%), 07/17/35 (n)	500	450

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	122
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.89%, 04/17/54 (n)	1,115	45
Barings CLO Ltd 2018-III
Series 2018-E-3A, 11.00%, (3 Month USD LIBOR + 5.75%), 07/20/29 (n)	500	435
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.74%, (1 Month USD LIBOR + 3.55%), 07/15/37 (j) (n)	470	441
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.95%, 07/17/28 (n)	377	248
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (n)	17,409	514
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	300
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	251
BHP Trust 2019-BXHP
Series 2019-E-BXHP, REMIC, 7.76%, (1 Month USD LIBOR + 2.57%), 08/15/36 (n)	132	123
Birch Grove CLO 6 Ltd
Series 2023-D-6A, 0.00%, 07/20/35 (n)	270	267
BRAVO Residential Funding Trust 2022-RPL1
Series 2022-A-R1, 3.13%, 01/29/25	315	280
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 9.04%, (1 Month USD LIBOR + 3.85%), 08/15/23 (n)	350	264
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 8.79%, (1 Month USD LIBOR + 3.60%), 04/17/34 (n)	481	472
BX Trust 2017-APPL
Series 2017-F-APPL, REMIC, 9.57%, (1 Month USD LIBOR + 4.25%), 07/15/34 (j) (n)	266	266
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (n)	252	201
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 8.34%, (1 Month USD LIBOR + 3.14%), 10/16/23 (n)	260	239
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 10.80%, (3 Month USD LIBOR + 5.50%), 01/30/31 (n)	700	540
Carlyle Global Market Strategies CLO 2014-2-R Limited
Series 2014-D-2RA, 10.67%, (3 Month USD LIBOR + 5.35%), 05/15/31 (n)	1,000	806
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 11.96%, (3 Month USD LIBOR + 6.70%), 01/25/35 (n)	1,500	1,355
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,738
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (j)	889	236
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.07%, 11/18/52 (n)	3,080	133
Chenango Park CLO, Ltd
Series 2018-D-1A, 11.06%, (3 Month USD LIBOR + 5.80%), 04/15/30 (n)	1,000	793
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	963	500
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 11.26%, (3 Month USD LIBOR + 6.00%), 04/25/33 (n)	500	458
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (n)	291	230
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.56%, 03/10/51 (n)	2,522	132
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (n)	500	315
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.21%, (1 Month USD LIBOR + 0.06%), 07/25/45 (j) (n)	2,457	1,766
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (c) (n)	1,000	30
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,228
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.37%, (1 Month USD LIBOR + 2.28%), 09/15/33 (n)	1,000	761
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	81	80
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (n)	344	304
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (n)	1,000	716
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (n)	338	239
CWABS Asset-Backed Certificates Trust 2006-12
Series 2006-1A-12, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 12/25/36 (j) (n)	242	213
CWABS, Inc.
Series 2003-3A-2, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 08/26/33 (j) (n)	66	64
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	185
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	172
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 11.07%, (3 Month USD LIBOR + 5.75%), 08/15/31 (i) (n)	500	404
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (n)	520	319
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (n)	650	455
Elmwood CLO IX Ltd
Series 2021-E-2A, 11.20%, (3 Month USD LIBOR + 5.95%), 07/20/34 (n)	500	485
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.62%, 02/11/28 (n)	417	331
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (n)	99	88
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 10.99%, (1 Month USD LIBOR + 5.80%), 11/25/28 (n)	376	361
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 11.80%, (3 Month USD LIBOR + 6.53%), 07/24/30 (n)	500	434
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.66%, (3 Month USD LIBOR + 6.40%), 10/15/30 (n)	500	416
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 5.71%, (1 Month USD LIBOR + 0.56%), 11/25/45 (j) (n)	263	179
GS Mortgage Securities Corp Trust 2018-SRP5
Series 2018-C-SRP5, REMIC, 9.44%, (1 Month USD LIBOR + 4.25%), 09/15/31 (j) (n)	644	180
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 11.13%, (1 Month USD LIBOR + 5.93%), 11/15/23 (n)	500	453
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 9.74%, (1 Month USD LIBOR + 4.55%), 10/15/26 (n)	500	447
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.66%, 11/13/47 (n)	346	217
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.45%, 02/12/48 (n)	800	691
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	629

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (n)	3,608	291
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,609	893
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/23 (j)	546	530
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 11.85%, (3 Month USD LIBOR + 6.60%), 10/22/29 (n)	1,000	875
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 10.76%, (3 Month USD LIBOR + 5.50%), 10/15/30 (n)	900	756
Series 6A-DR-2015, 10.43%, (3 Month USD LIBOR + 5.10%), 02/05/31 (i) (n)	1,000	825
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 5.90%, (1 Month USD LIBOR + 0.75%), 10/25/35 (j) (n)	218	208
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	78
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (n)	85	79
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (n)	99	92
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (n)	104	96
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (n)	114	104
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (n)	334	117
J.P. Morgan Chase Commercial Mortgage Securities T
Series 2021-F-HTL5, 9.46%, (1 Month USD LIBOR + 4.26%), 11/15/23 (n)	140	131
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (n)	347	3
Series 2019-G-MFP, REMIC, 9.24%, (1 Month USD LIBOR + 4.05%), 07/15/36 (n)	347	326
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 7.30%, 06/15/38 (n)	136	117
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (n)	650	501
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.99%, 11/18/47 (n)	9,737	82
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 4.01%, 12/17/24 (n)	348	270
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.26%, 11/18/48 (n)	19,706	279
Keycorp Student Loan Trust 200
Series 2005-2C-A, 6.84%, (3 Month USD LIBOR + 1.30%), 12/27/38 (n)	302	282
LCM XVII Limited Partnership
Series ER-17A, 11.26%, (3 Month USD LIBOR + 6.00%), 10/15/31 (n)	500	356
LCM XX Limited Partnership
Series ER-20A, 10.70%, (3 Month USD LIBOR + 5.45%), 10/20/27 (n)	500	470
Legacy Mortgage Asset Trust 2019-GS7
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (j)	4,310	3,775
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 09/25/36 (n)	687	280
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.54%, (6.69% - (1 Month USD LIBOR * 1)), 03/25/37 (n)	10,862	1,135
Series 2007-2A1-2, REMIC, 5.46%, (1 Month USD LIBOR + 0.31%), 03/25/37 (n)	10,756	1,937
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 11.07%, (3 Month USD LIBOR + 5.80%), 10/22/30 (n)	500	438
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.61%, (3 Month USD LIBOR + 6.35%), 07/17/34 (n)	500	485
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.51%, (3 Month USD LIBOR + 6.25%), 04/19/33 (n)	1,000	925
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 11.96%, (3 Month USD LIBOR + 6.70%), 01/15/33 (n)	500	451
Marble Point CLO XII Ltd.
Series 2018-D-1A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/16/31 (n)	500	425
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 10.44%, (1 Month USD LIBOR + 5.25%), 11/15/23 (n)	547	507
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	487
Milos CLO, Ltd.
Series 2017-ER-1A, 11.40%, (3 Month USD LIBOR + 6.15%), 10/21/30 (n)	500	435
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	328
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	212
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.58%, 08/17/49 (n)	15,147	531
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	334
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 10/25/36 (j) (n)	4,295	1,342
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	490	355
Myers Park CLO, Ltd.
Series 2018-E-1A, 10.75%, (3 Month USD LIBOR + 5.50%), 10/21/30 (n)	1,000	843
Natixis Commercial Mortgage Securities Trust 2019-FAME
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (n)	420	313
Navigator Aviation Designated Activity Company
Series 2021-B-1, 3.57%, 11/15/28 (j)	269	216
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2020-ER-37A, 11.00%, (3 Month USD LIBOR + 5.75%), 07/21/31 (n)	500	460
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 11.26%, (3 Month USD LIBOR + 6.00%), 10/16/34 (n)	940	868
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 02/25/36 (j) (n)	6,907	941
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (j)	2,945	791
NovaStar Mortgage Funding Trust, Series 2006-3
Series 2006-A2C-3, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (j) (n)	3,493	1,772
Octagon 57 Ltd
Series 2021-E-1A, 11.86%, (3 Month USD LIBOR + 6.60%), 10/16/34 (n)	1,500	1,322
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 12.14%, (3 Month USD LIBOR + 6.80%), 05/12/31 (n)	500	426
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 12.25%, (3 Month USD LIBOR + 7.00%), 01/20/35 (n)	1,000	872

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 11.01%, (3 Month USD LIBOR + 5.75%), 07/17/30 (n)	500	400
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (i) (n)	1,500	154
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.50%, (3 Month USD LIBOR + 6.25%), 07/02/35 (n)	1,000	959
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	387
PAGAYA AI Debt Trust 2022-2
Series 2022-AB-2, 5.31%, 01/15/30 (n)	879	848
Palmer Square Loan Funding 2022-3 Ltd
Series 2022-C-3A, 9.41%, (3 Month Term SOFR + 5.40%), 04/15/31 (n)	250	251
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.24%, 08/25/26 (n)	2,000	1,906
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,463
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	3,931
PRPM 2022-5, LLC
Series 2022-A1-5, REMIC, 6.90%, 09/25/25 (j)	3,341	3,257
RAMP Series 2006-RZ3 Trust
Series 2006-M1-RZ3, REMIC, 5.68%, (1 Month USD LIBOR + 0.53%), 08/25/36 (j) (n)	159	149
Reese Park CLO, Ltd.
Series 2020-ER-1A, 11.76%, (3 Month USD LIBOR + 6.50%), 10/16/34 (n)	500	430
Rockland Park Limited
Series 2021-E-1A, 11.50%, (3 Month USD LIBOR + 6.25%), 04/20/34 (n)	500	452
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (n)	4,191	2,558
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,370
Series 2021-D2-A, 3.86%, 01/15/53	271	248
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 11.15%, (1 Month Term SOFR + 6.00%), 02/15/24 (n)	119	108
Series 2022-G-IND, REMIC, 12.65%, (1 Month Term SOFR + 7.50%), 02/15/24 (n)	928	837
Sofi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (n) (p)	100	465
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (i) (p)	21	326
Series 2018-R2-A, 0.00%, 02/25/42 (p)	6	96
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48 (p)	50	524
Sound Point CLO XXI Ltd
Series 2019-ER-2A, 11.73%, (3 Month USD LIBOR + 6.47%), 07/17/34 (n)	500	388
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 11.96%, (3 Month USD LIBOR + 6.70%), 10/25/34 (n)	500	388
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (n)	1,200	1,039
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (n)	3,767	2,424
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 4.79%, 01/25/35 (n)	1,207	1,027
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.49%, (3 Month USD LIBOR + 6.22%), 10/22/31 (n)	500	361
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 8.20%, (3 Month USD LIBOR + 2.95%), 01/21/31 (n)	1,000	908
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,631
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 9.39%, (1 Month USD LIBOR + 4.20%), 03/15/24 (n)	437	406
TVC Mortgage Trust 2020-RTL1
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/24 (j)	2,400	2,357
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.11%, 03/17/28 (n)	353	277
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	403
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	252	209
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	145	115
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	327	243
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (n)	403	333
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (n)	218	183
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (n)	380	286
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (n)	1,800	1,691
Volt XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (j)	2,000	1,728
Voya CLO Ltd
Series 2019-E-2A, 11.85%, (3 Month USD LIBOR + 6.60%), 07/20/32 (n)	500	448
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	354
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (n)	838	650
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (n)	293	242
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	344
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.14%, 08/17/28 (n)	800	631
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	120	106
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (i) (j)	713	586
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 11.01%, (3 Month USD LIBOR + 5.75%), 07/15/30 (n)	500	399
Total Non-U.S. Government Agency Asset-Backed Securities (cost $144,784)		114,438
GOVERNMENT AND AGENCY OBLIGATIONS 8.0%
U.S. Treasury Bond 2.3%
Treasury, United States Department of
1.13%, 08/15/40	490	315
2.25%, 05/15/41	880	678
1.75%, 08/15/41	800	562
2.00%, 11/15/41	2,350	1,720
3.63%, 08/15/43 - 05/15/53	2,011	1,932
3.13%, 08/15/44	50	43
3.00%, 05/15/45 - 08/15/52	13,350	11,342
2.88%, 08/15/45 - 05/15/52	230	191
1.25%, 05/15/50 (d)	3,000	1,687
1.88%, 11/15/51	703	464
4.00%, 11/15/52	5,980	6,143
		25,077
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 11.07%, (SOFR 30-Day Average + 6.00%), 12/26/41 (n)	1,250	1,226
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 14.92%, (SOFR 30-Day Average + 9.85%), 03/25/42 (n)	1,000	1,088
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (4.05% - (1 Month USD LIBOR * 1)), 01/15/33 (n)	584	499
Series 2021-B1-DNA5, REMIC, 8.12%, (SOFR 30-Day Average + 3.05%), 01/25/34 (n)	250	245
Interest Only, Series SG-3972, REMIC, 0.71%, (5.90% - (1 Month USD LIBOR * 1)), 12/15/41 (n)	3,571	310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series MS-4096, REMIC, 0.00%, (2.57% - (1 Month USD LIBOR * 0.57)), 08/15/42 (n)	129	72
Series SB-4118, REMIC, 0.00%, (2.63% - (1 Month USD LIBOR * 0.57)), 10/15/42 (n)	77	39
Series SJ-4141, REMIC, 0.00%, (4.80% - (1 Month USD LIBOR * 1.5)), 12/15/42 (n)	92	44
Series ST-4666, REMIC, 0.00%, (7.00% - (1 Month USD LIBOR * 1.75)), 12/15/42 (n)	119	92
Series 2019-B1-DNA3, REMIC, 8.40%, (1 Month USD LIBOR + 3.25%), 07/26/49 (n)	1,400	1,444
Series 2020-B1-DNA3, REMIC, 10.25%, (1 Month USD LIBOR + 5.10%), 06/27/50 (n)	184	198
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,634	564
Series 2020-B1-DNA6, REMIC, 8.07%, (SOFR 30-Day Average + 3.00%), 12/27/50 (n)	250	246
Federal National Mortgage Association, Inc.
Series 2019-1B1-R05, REMIC, 9.25%, (1 Month USD LIBOR + 4.10%), 07/25/39 (n)	104	107
Series 2020-1M2-R01, REMIC, 7.20%, (1 Month USD LIBOR + 2.05%), 01/25/40 (n)	103	104
Series 2012-GS-125, REMIC, 0.00%, (2.63% - (1 Month USD LIBOR * 0.57)), 11/25/42 (n)	811	470
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	320	283
Interest Only, Series 2018-SA-54, REMIC, 1.10%, (6.25% - (1 Month USD LIBOR * 1)), 08/25/48 (n)	2,734	216
Interest Only, Series 2020-AS-54, REMIC, 1.00%, (6.15% - (1 Month USD LIBOR * 1)), 08/25/50 (n)	2,454	283
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (n)	5,673	296
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	7,495	313
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (n)	5,356	285
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (n)	7,426	226
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,679	560
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 8.82%, (SOFR 30-Day Average + 3.75%), 01/25/51 (n)	500	456
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (n)	4,568	100
Interest Only, Series 2018-HS-97, REMIC, 1.04%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	213	20
Interest Only, Series 2018-SD-91, REMIC, 1.04%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/48 (n)	1,605	143
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.55% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	2,492	76
Interest Only, Series 2018-SH-105, REMIC, 1.09%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/48 (n)	1,539	142
Interest Only, Series 2018-SK-124, REMIC, 1.04%, (6.20% - (1 Month USD LIBOR * 1)), 09/20/48 (n)	1,958	173
Interest Only, Series 2018-SA-166, REMIC, 0.99%, (6.15% - (1 Month USD LIBOR * 1)), 12/20/48 (n)	1,736	152
Interest Only, Series 2019-SH-92, REMIC, 0.94%, (6.10% - (1 Month USD LIBOR * 1)), 07/20/49 (n)	1,678	142
Interest Only, Series 2020-SA-115, REMIC, 0.00%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,258	210
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.20% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	4,385	165
Interest Only, Series 2020-BS-112, REMIC, 1.09%, (6.25% - (1 Month USD LIBOR * 1)), 08/20/50 (n)	3,555	387
Interest Only, Series 2020-SH-146, REMIC, 1.14%, (6.30% - (1 Month USD LIBOR * 1)), 10/20/50 (n)	2,617	337
Interest Only, Series 2020-SD-167, REMIC, 1.14%, (6.30% - (1 Month USD LIBOR * 1)), 11/20/50 (n)	2,773	362
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,865	773
Interest Only, Series 2020-SU-189, REMIC, 1.14%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (n)	2,494	321
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	9,879	134
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (n)	6,801	146
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.75% - (1 Month USD LIBOR * 1)), 06/20/51 (n)	3,926	134
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	4,417	503
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (n)	16,428	167
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	9,711	189
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (n)	8,999	185
Interest Only, Series 2020-HI-H11, REMIC, 0.07%, 06/19/70 (n)	5,598	410
Interest Only, Series 2020-AI-H18, REMIC, 0.00%, 09/20/70 (n)	5,500	414
Interest Only, Series 2020-BI-H19, REMIC, 0.02%, 11/20/70 (n)	4,455	409
Interest Only, Series 2021-QI-H08, REMIC, 0.03%, 05/20/71 (n)	20,917	382
Interest Only, Series 2021-AI-H19, REMIC, 0.75%, 11/20/71 (n)	7,478	411
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 1.14%, (6.30% - (1 Month USD LIBOR * 1)), 09/20/50 (n)	2,853	366
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (n)	5,517	210
		17,229
Sovereign 1.5%
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (a) (b) (l)	300	69
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	690	368
Gabon, Government of
7.00%, 11/24/31 (i)	350	278
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (b) (j)	50	19
5.25%, 09/01/37 (i) (j)	1,102	413
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	39,320	2,060
8.00%, 11/07/47, MXN	22,050	1,177
4.40%, 02/12/52	300	236
Government of the Republic of Panama
3.87%, 07/23/60	200	131
Kenya, Government of
7.25%, 02/28/28 (b)	240	208
Koztarsasagi Elnoki Hivatal
1.00%, 11/26/25, HUF	68,830	168
1.50%, 04/22/26, HUF	198,790	478
Ministry of Finance of the Russian Federation
0.00%, 02/03/27 - 03/16/39, RUB (a) (b) (l)	420,829	1,334
Nigeria, Federal Government of
6.13%, 09/28/28 (b)	200	166
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (i)	290	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
6.13%, 06/15/33 (i)	200	175
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/27, BRL	601	125
Presidencia De La Nacion
0.50%, 07/09/30 (j)	329	109
3.88%, 01/09/38 (j)	308	108
Presidencia de la Republica de Colombia
4.13%, 02/22/42	200	127
5.00%, 06/15/45	200	138
Presidencia de la Republica Dominicana
5.30%, 01/21/41 (b)	150	118
6.40%, 06/05/49 (i)	200	169
5.88%, 01/30/60 (i)	210	161
South Africa, Parliament of
6.25%, 03/31/36, ZAR	34,170	1,159
6.50%, 02/28/41, ZAR	11,640	366
5.65%, 09/27/47	350	248
The Arab Republic of Egypt
5.25%, 10/06/25 (b)	230	175
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	3,241,000	246
8.25%, 05/15/29 - 05/15/36, IDR	18,764,000	1,383
6.50%, 02/15/31, IDR	21,167,000	1,424
7.00%, 02/15/33, IDR	14,243,000	1,000
7.38%, 05/15/48, IDR	30,000	2
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	10,230	1,836
		16,420
U.S. Treasury Note 1.3%
Treasury, United States Department of
0.50%, 04/30/27 (d)	750	650
4.13%, 10/31/27 (d)	8,011	7,968
3.50%, 04/30/28	1,400	1,360
4.13%, 11/15/32	3,600	3,679
		13,657
Mortgage-Backed Securities 0.8%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,466	1,389
3.40%, 03/01/30	1,500	1,404
3.24%, 01/01/33	1,143	1,047
TBA, 5.50%, 07/15/53 (q)	2,100	2,090
TBA, 6.00%, 07/15/53 (q)	2,100	2,118
		8,048
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.49%, 12/25/24 (n)	238,279	1,299
Interest Only, Series 2020-X9-M10, REMIC, 0.89%, 12/25/27 (n)	9,767	218
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (n)	12,424	263
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (n)	9,483	146
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (n)	7,942	185
Interest Only, Series 2019-X-M25, REMIC, 0.21%, 11/25/29 (n)	26,737	173
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (n)	34,805	395
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (n)	3,492	181
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (n)	3,519	252
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (n)	3,727	232
Interest Only, Series 2021-X1-M23, REMIC, 0.67%, 11/25/31 (n)	12,711	374
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (n)	11,911	464
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (n)	4,782	311
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (n)	4,686	269
Interest Only, Series 2022-IO-48, REMIC, 0.70%, 01/16/64 (n)	7,656	471
		5,233
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (j)	60	45
Illinois, State of
5.10%, 06/01/33	150	147
The Regents of the University of California
3.71%, 05/15/20	20	13
		205
Total Government And Agency Obligations (cost $107,817)		85,869
SENIOR FLOATING RATE INSTRUMENTS 1.0%
Utilities 0.9%
Air Methods Corporation
2017 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 04/12/24 (n)	200	70
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.49%, (3 Month USD LIBOR + 6.25%), 10/07/28 (n)	237	205
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.65%, (3 Month Term SOFR + 6.75%), 09/19/25 (n)	340	340
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.03%, (1 Month USD LIBOR + 8.88%), 10/22/29 (n)	520	279
Asurion LLC
2023 Term Loan B11, 9.50%, (3 Month Term SOFR + 4.25%), 08/19/28 (n)	48	46
Atlas Purchaser, Inc.
2021 Term Loan, 10.38%, (3 Month USD LIBOR + 5.25%), 12/31/24 (n)	263	174
Avaya Inc.
Term Loan, 7.50%, (SOFR + 15.50%), 08/01/28 (n)	290	248
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.48%, (1 Month USD LIBOR + 7.00%), 12/08/29 (n)	195	120
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 12.25%, (3 Month USD LIBOR + 7.00%), 07/11/23 (n)	55	52
Byju's Alpha, Inc.
Term Loan B, 13.40%, (3 Month USD LIBOR + 8.00%), 11/05/26 (n)	173	108
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (n)	182	178
Charter Communications Operating, LLC
2019 Term Loan B1, 6.80%, (1 Month USD LIBOR + 1.75%), 04/30/25 (n)	137	137
Constant Contact Inc
Second Lien Term Loan, 12.70%, (3 Month USD LIBOR + 7.50%), 02/10/29 (n)	360	299
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 09/08/26 (n)	33	30
Cyxtera DC Holdings, Inc.
Term Loan B, 8.07%, (3 Month USD LIBOR + 3.00%), 03/15/24 (n)	156	77
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 12.26%, (3 Month USD LIBOR + 7.00%), 02/16/29 (n)	200	182
Diamond (BC) B.V.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 09/14/28 (n) (r)	1	1
2021 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 09/14/28 (n)	2	2
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 2.75%), 09/14/28 (n)	2,003	1,999
Envision Healthcare Corporation
2018 Third Out Term Loan, 8.99%, (3 Month Term SOFR + 3.75%), 03/31/27 (m) (n)	520	4
2022 Second Out Term Loan, 8.99%, (3 Month Term SOFR + 4.25%), 03/31/27 (m) (n)	213	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Farfetch US Holdings, Inc
Term Loan, 11.30%, (3 Month Term SOFR + 6.25%), 09/20/27 (n)	255	238
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 04/26/24 (n)	133	128
USD 2nd Lien Term Loan , 12.40%, (3 Month USD LIBOR + 7.25%), 04/27/25 (n)	190	171
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (n)	179	179
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 06/28/24 (n)	7	5
2020 Letter Of Credit Term Loan, 9.18%, (3 Month USD LIBOR + 4.00%), 06/28/24 (n)	484	315
2020 Take Back Term Loan, 6.02%, (PIK + 3.00%), 06/30/25 (m) (n)	392	219
LSF9 Atlantis Holdings, LLC
2022 Term Loan B, 12.15%, (3 Month Term SOFR + 7.25%), 03/31/29 (n)	117	116
Olympus Water US Holding Corporation
Term Loan, 0.00%, (SOFR + 5.00%), 11/09/28 (n) (r)	70	68
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (c) (l) (n)	114	1
Riverbed Technology, Inc.
2021 PIK Exit Term Loan, 13.33%, (3 Month USD LIBOR + 6.00%), 11/17/28 (m) (n)	671	166
Solis IV BV
USD Term Loan B1, 8.67%, (3 Month Term SOFR + 3.50%), 02/09/29 (n)	78	75
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 6.20%, (3 Month USD LIBOR + 1.50%), 02/28/25 (m) (n)	371	364
Ultimate Software Group Inc (The)
2021 2nd Lien Term Loan, 10.27%, (3 Month USD LIBOR + 5.25%), 05/03/27 (n)	400	387
Verscend Holding Corp.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 08/27/25 (n)	239	238
Viad Corp
Initial Term Loan, 10.27%, (SOFR + 5.00%), 12/31/24 (n)	167	162
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.51%, (3 Month USD LIBOR + 4.00%), 04/24/28 (n)	33	31
Waterbridge Midstream Operating LLC
Term Loan B, 11.01%, (3 Month USD LIBOR + 5.75%), 06/22/26 (n)	252	250
WebHelp
2021 USD Term Loan, 0.00%, (SOFR + 3.75%), 07/20/23 (n) (r)	324	323
2021 USD Term Loan, 8.55%, (SOFR + 3.75%), 08/04/28 (n)	698	695
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (n)	694	603
		9,330
Industrials 0.1%
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 12.02%, (1 Month USD LIBOR + 6.75%), 03/18/29 (n)	190	168
Minotaur Acquisition, Inc.
Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 02/27/26 (n)	233	228
		396
Health Care 0.0%
Team Health Holdings, Inc.
1st Lien Term Loan, 7.90%, (1 Month USD LIBOR + 2.75%), 01/12/24 (n)	293	258
Energy 0.0%
Gulf Finance, LLC
2021 Term Loan, 12.00%, (1 Month Term SOFR + 6.75%), 08/25/26 (n)	132	128
2021 Term Loan, 12.02%, (1 Month Term SOFR + 6.75%), 08/25/26 (n)	74	72
		200
Information Technology 0.0%
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.40%, (1 Month USD LIBOR + 5.25%), 10/20/28 (n)	143	99
Financials 0.0%
Asurion LLC
2021 2nd Lien Term Loan B3, 10.40%, (1 Month USD LIBOR + 5.25%), 02/05/28 (n)	65	55
Jane Street Group, LLC
2021 Term Loan, 8.02%, (1 Month USD LIBOR + 2.75%), 01/21/28 (n)	29	29
		84
Total Senior Floating Rate Instruments (cost $12,639)		10,367
OTHER EQUITY INTERESTS 0.4%
Alpha Holding, S.A. de C.V (a) (c) (i) (s)	250	—
Altaba Inc. (a) (c) (s)	1,829	4,198
Altaba Inc. (a) (b) (c) (s)	250	—
Gulfport Energy Operating Corporation (a) (c) (s)	85	—
Gulfport Energy Operating Corporation (a) (c) (s)	89	—
Gulfport Energy Operating Corporation (a) (c) (s)	93	—
Gulfport Energy Operating Corporation (a) (c) (s)	180	—
Intelsat Jackson Holdings S.A. (a) (c) (s)	320	—
Pershing Square Tontine Holdings, Ltd. (a) (c) (s)	31	4
Total Other Equity Interests (cost $4,268)		4,202
PREFERRED STOCKS 0.1%
Information Technology 0.1%
Samsung Electronics Co Ltd, 1.00% (o)	28	1,247
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00% (a) (c) (m) (o)	—	6
McDermott International, Ltd. (c)	—	164
		170
Total Preferred Stocks (cost $1,175)		1,417
WARRANTS 0.0%
Achari Ventures Holdings Corp. I (a)	10	—
African Gold Acquisition Corp. (a) (c)	1	—
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (c)	83	—
Altenergy Acquisition Corp. (a)	3	—
Altimar Acquisition Corp. III (a)	2	—
Amprius Technologies, Inc. (a)	15	7
Apollo Strategic Growth Capital II (a)	—	—
Ares Acquisition Corp. (a)	1	1
Arrowroot Acquisition Corp. (a)	14	3
Athena Consumer Acquisition Corp. (a)	2	—
Atlantic Coastal Acquisition Corp. (a)	5	—
Atlantic Coastal Acquisition Corp. II (a)	2	—
BigBear.ai Holdings, LLC (a)	3	1
Burtech Acquisition Corp. (a)	14	—
C5 Acquisition Corporation (a)	2	—
Capri Listco (a) (c)	31	—
Cartesian Growth Corporation II (a)	3	—
Churchill Capital Corp VII (a)	2	—
Compagnie Financiere Richemont SA (a)	31	42
DHC Acquisition Corporation (a)	2	—
Digital Transformation Opportunities Corp. (a)	—	—
Disruptive Acquisition Corporation I (a)	4	—
ECARX Holdings Inc. (a)	2	—
EG Acquisition Corp. (a)	6	2
Elliott Opportunity II Corp. (a) (c)	1	—
ESGEN Acquisition Corp (a)	3	—
Flame Acquisition Corp. (a)	7	2
Forest Road Acquisition Corp. II (a)	3	—
Freightos Ltd (a)	3	—
Fusion Acquisition Corp. II (a) (c)	4	—
GCM Grosvenor Inc. (a)	40	12
Getaround, Inc. (a)	1	—
Global Partner Acquisition Corporation II (a)	1	—
Goal Acquisitions Corp. (a)	45	1
Golden Arrow Merger Corp. (a)	4	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Grove Collaborative Holdings, Inc. (a) (c)	4	—
GSR II Meteora Acquisition Corp. (a)	—	—
Heliogen Holdings, Inc. (a)	1	—
Infinite Acquisition Corp. (a)	2	—
Israel Acquisitions Corp. (a)	15	2
Jaws Mustang Acquisition Corp. (a)	12	1
Kaixin Auto Holdings (a)	65	—
Kensington Capital Acquisition Corp. V (a)	25	2
Kiatnakin Phatra Bank Public Company Limited (a) (p)	5	—
Kiatnakin Phatra Bank Public Company Limited (a) (p)	5	—
KLDiscovery (a)	35	—
Landcadia Holdings IV Inc. (a)	3	1
Live Oak Crestview Climate Acquisition Corp. (a)	7	—
MariaDB Public Limited Company (a)	3	—
Metals Acquisition Limited (a)	2	3
Moneylion Technologies Inc. (a)	40	1
Near Intelligence, Inc. (a)	10	1
Newcourt Acquisition Corp. (a)	4	—
NioCorp Developments Ltd. (a)	2	2
Northern Star Investment Corp. III (a)	1	—
Northern Star Investment Corp. IV (a)	1	—
Phoenix Biotech Acquisition Corp. (a)	3	—
Plum Acquisition Corp. I (a)	2	—
Prenetics Global Limited (a)	—	—
PROOF Acquisition Corp I (a)	8	1
Pyrophyte Acquisition Corp. (a)	4	—
Q-Si Operations Inc. (a)	13	3
Ross Acquisition Corp. II (a)	1	—
Screaming Eagle Acquisition Corp. (a)	12	2
Semper Paratus Acquisition Corp. (a)	4	—
Shapeways Holdings, Inc. (a)	61	1
Slam Corp. (a)	7	1
Spring Valley Acquisition Corp. II (a)	2	—
Stratim Cloud Acquisition Corp. (a)	2	—
SWVL Holdings Corp. (a)	—	—
Target Global Acquisition I Corp. (a)	6	—
Thunder Bridge Capital Partners III, Inc. (a)	4	—
TLG Acquisition One Corp. (a)	4	—
Twelve Seas Investment Company II (a)	4	—
Virgin Orbit Holdings, Inc. (a)	1	—
Viscogliosi Brothers Acquisition Corp. (a)	3	—
Whole Earth Brands, Inc. (a)	26	5
Zapp Electric Vehicles Group (a)	7	—
Total Warrants (cost $362)		97
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	2	4
Akouos, Inc. (a) (c)	14	11
Bristol-Myers Squibb Company (a) (c)	25	25
Intelsat Jackson Holdings, Ltd. (a) (c)	—	2
Intelsat Jackson Holdings, Ltd. (a) (c)	—	2
Spring Valley Acquisition Corp. II (a)	4	1
TMT Acquisition Corp (a)	11	4
Total Rights (cost $91)		49
SHORT TERM INVESTMENTS 18.5%
Investment Companies 15.5%
JNL Government Money Market Fund - Class I, 4.78% (t) (u)	165,669	165,669
U.S. Treasury Bill 2.9%
Treasury, United States Department of
5.07%, 08/15/23	15,900	15,802
4.95%, 09/14/23	15,900	15,733
		31,535
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (t) (u)	962	962
Total Short Term Investments (cost $198,170)		198,166
Total Investments 119.7% (cost $1,270,203)		1,282,198
Total Securities Sold Short (27.0)% (proceeds $258,530)		(288,804)
Total Purchased Options 0.1% (cost $1,112)		808
Other Derivative Instruments (0.1)%		(1,483)
Other Assets and Liabilities, Net 7.3%		78,722
Total Net Assets 100.0%		1,071,441

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security is subject to a written call option.

(f) All or a portion of the security was on loan as of June 30, 2023.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $79,099 and 7.4% of the Fund.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(l) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $4,214.

(r) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

as of June 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (27.0%)
COMMON STOCKS (20.6%)
Consumer Discretionary (5.9%)
Airbnb, Inc. - Class A	(1)	(117)
AutoZone, Inc.	(1)	(3,386)
Best Buy Co., Inc.	(74)	(6,032)
Boot Barn Holdings, Inc.	(21)	(1,815)
Burlington Stores, Inc.	(3)	(450)
Carnival Corporation	(177)	(3,342)
D.R. Horton, Inc.	(12)	(1,477)
Delivery Hero SE (a)	(28)	(1,217)
ETSY, Inc.	(4)	(373)
Fisker Group Inc. - Class A	(5)	(27)
Groupon, Inc.	(7)	(39)
Guess ?, Inc.	(51)	(1,001)
H & R Block, Inc.	(65)	(2,064)
LCI Industries	(5)	(602)
Lennar Corporation - Class A	(11)	(1,398)
Li Auto Inc. - ADR	(40)	(1,419)
Lucid Group, Inc.	(10)	(66)
Marriott Vacations Worldwide Corporation	(5)	(618)
MercadoLibre S.R.L	(3)	(3,812)
National Vision Holdings, Inc.	(43)	(1,055)
NIO, Inc. - Class A-ADR	(19)	(184)
Norwegian Cruise Line Holdings Ltd.	(172)	(3,740)
PENN Entertainment, Inc.	(23)	(554)
Pool Corporation	(16)	(5,989)
RH	(16)	(5,422)
Royal Caribbean Cruises Ltd.	(18)	(1,898)
Sabre Corporation	(36)	(114)
Snap One Holdings Corp.	(50)	(585)
The Cheesecake Factory Incorporated	(1)	(50)
The Home Depot, Inc.	(19)	(5,949)
The ODP Corporation	(36)	(1,683)
Toll Brothers, Inc.	(20)	(1,587)
Topgolf Callaway Brands Corp.	(64)	(1,265)
Wayfair Inc. - Class A	(43)	(2,775)
Winnebago Industries, Inc.	(17)	(1,136)
		(63,241)
Information Technology (4.9%)
3D Systems Corporation	(10)	(96)
8X8, Inc.	(135)	(571)
Adeia Inc.	(108)	(1,186)
AMS-Osram AG	(20)	(143)
ASML Holding N.V. - ADR	(5)	(3,827)
Bentley Systems, Incorporated - Class B	(4)	(216)
Bill Holdings, Inc.	(8)	(964)
Blackline, Inc.	(3)	(139)
Broadcom Inc.	(5)	(4,375)
Camtek Ltd.	(2)	(60)
Cerence Inc.	(23)	(673)
Cloudflare, Inc. - Class A	(2)	(98)
Confluent, Inc. - Class A	(2)	(75)
Consensus Cloud Solutions, Inc.	(35)	(1,095)
CrowdStrike Holdings, Inc. - Class A	(27)	(4,002)
Datadog, Inc. - Class A	(10)	(1,020)
DigitalOcean Holdings, Inc.	(3)	(117)
Dye & Durham Limited	(7)	(90)
Envestnet, Inc.	(1)	(88)
Five9, Inc.	(3)	(274)
Guidewire Software, Inc.	(2)	(127)
Harmonic, Inc.	(117)	(1,895)
HubSpot, Inc.	(5)	(2,625)
Itron, Inc.	—	(28)
KLA Corporation	(8)	(3,708)
Marathon Digital Holdings, Inc.	(15)	(207)
Maxeon Solar Technologies, Ltd.	(66)	(1,868)
Mitek Systems, Inc.	(31)	(339)
Model N, Inc.	(3)	(117)
MongoDB, Inc. - Class A	(8)	(3,217)
NetApp, Inc.	(87)	(6,633)
Nutanix, Inc. - Class A	(1)	(30)
Pagerduty, Inc.	(4)	(90)
PAR Technology Corporation	(8)	(270)
Porch Group Inc - Class A	(2)	(3)
Q2 Holdings, Inc.	(6)	(193)
Rapid7, Inc.	—	(19)
Seagate Technology Holdings Public Limited Company	(87)	(5,368)
Semtech Corporation	(13)	(329)
Shopify Inc. - Class A	(2)	(159)
SMART Global Holdings, Inc.	(25)	(725)
SolarEdge Technologies Ltd.	(2)	(617)
Splunk Inc.	(1)	(83)
Unity Software Inc.	(1)	(50)
Veeco Instruments Inc.	(34)	(876)
Vishay Intertechnology, Inc.	(1)	(21)
Wolfspeed, Inc.	(1)	(57)
Workiva Inc. - Class A	(12)	(1,242)
Xperi Inc.	(115)	(1,517)
Zscaler, Inc.	(8)	(1,178)
		(52,700)
Industrials (3.2%)
ACCO Brands Corporation	(200)	(1,041)
Allison Systems, Inc.	(41)	(2,307)
American Airlines Group Inc.	(25)	(440)
Arcbest Corporation	(19)	(1,859)
Array Tech, Inc.	(59)	(1,342)
Bloom Energy Corporation - Class A	(96)	(1,562)
Cathay Pacific Airways Limited	(1,327)	(1,360)
Copa Holdings, S.A. - Class A	(73)	(8,064)
Deluxe Corporation	(78)	(1,366)
Desktop Metal Operating, Inc. - Class A	(435)	(771)
Eagle Bulk Shipping Inc.	(91)	(4,387)
Granite Construction Incorporated	(9)	(343)
JetBlue Airways Corporation	(5)	(40)
Masco Corporation	(32)	(1,818)
Planet Labs Inc. - Class A	(173)	(557)
Plug Power Inc.	(341)	(3,541)
SITC International Holdings Company Limited	(201)	(368)
The Greenbrier Companies, Inc.	(24)	(1,030)
TPI Composites, Inc.	(3)	(29)
Uber Technologies, Inc.	(2)	(79)
Virgin Galactic Holdings, Inc. - Class A	(29)	(113)
Werner Enterprises, Inc.	(35)	(1,561)
Xometry, Inc. - Class A	(6)	(119)
		(34,097)
Health Care (2.0%)
Alphatec Holdings, Inc.	(27)	(484)
Apellis Pharmaceuticals, Inc.	(23)	(2,068)
Bridgebio Pharma, Inc.	(2)	(40)
Coherus Biosciences, Inc.	(56)	(241)
Collegium Pharmaceutical, Inc.	(30)	(651)
CONMED Corporation	(4)	(495)
Cutera, Inc.	(30)	(459)
Dynavax Technologies Corporation	(218)	(2,820)
Envista Holdings Corporation	(79)	(2,683)
Evolent Health, Inc. - Class A	(43)	(1,304)
Exact Sciences Corporation	(2)	(176)
Globus Medical, Inc. - Class A	(38)	(2,260)
Health Catalyst, Inc.	(12)	(154)
Innoviva, Inc.	(25)	(321)
Inotiv, Inc.	(14)	(65)
Insmed Incorporated	(45)	(952)
Karyopharm Therapeutics Inc.	(10)	(17)
MannKind Corporation	(205)	(834)
Mesa Laboratories, Inc.	(1)	(111)
Mirum Pharmaceuticals, Inc.	(7)	(170)
Neogenomics, Inc.	(10)	(161)
NextGen Healthcare, Inc.	(17)	(279)
Pacira Pharmaceuticals, Inc.	(7)	(296)
PetIQ, Inc. - Class A	(28)	(431)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pharming Group N.V.	(155)	(182)
Pphm, Inc.	(42)	(587)
Revance Therapeutics, Inc.	(15)	(370)
Travere Therapeutics, Inc.	(26)	(403)
Varex Imaging Corporation	(87)	(2,042)
		(21,056)
Materials (1.2%)
Antofagasta PLC	(7)	(133)
ATI Inc.	(69)	(3,052)
Century Aluminum Company	(33)	(286)
Danimer Scientific, Inc. - Class A	(25)	(60)
Lithium Americas Corp.	(5)	(102)
Livent Corporation	(128)	(3,502)
Newmont Corporation	(17)	(704)
The Sherwin-Williams Company	(4)	(1,043)
Turquoise Hill Resources Ltd - Class A	(130)	(1,187)
United States Steel Corporation	(127)	(3,178)
		(13,247)
Real Estate (0.8%)
Braemar Hotel & Resorts Inc.	(94)	(380)
Compass, Inc. - Class A	(578)	(2,024)
Extra Space Storage Inc.	(14)	(2,147)
Fastighets AB Balder - Class B	(114)	(417)
Pebblebrook Hotel Trust	(50)	(702)
Realogy Holdings Corp.	(31)	(209)
Redfin Corporation	(7)	(90)
Regency Centers Corporation	(2)	(150)
Retail Opportunity Investments Corp.	(84)	(1,130)
StorageVault Canada Inc.	(27)	(119)
Summit Hotel Properties, Inc.	(37)	(243)
Ventas, Inc.	(1)	(54)
Zillow Group, Inc. - Class C	(19)	(971)
		(8,636)
Financials (0.8%)
AON Public Limited Company - Class A	(1)	(430)
Arbor Realty Trust, Inc.	(42)	(622)
Block, Inc. - Class A	(2)	(165)
Bread Financial Payments, Inc.	(11)	(346)
BRP Group, Inc. - Class A	(46)	(1,147)
Encore Capital Group, Inc.	(38)	(1,844)
EZCORP, Inc. - Class A	(148)	(1,241)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(5)	(118)
I3 Verticals, Inc. - Class A	(11)	(252)
PennyMac Mortgage Investment Trust	(17)	(227)
Redwood Trust, Inc.	(48)	(306)
Repay Holdings Corporation - Class A	(9)	(68)
Shift4 Payments, LLC - Class A	(18)	(1,248)
SoFi Technologies, Inc.	(20)	(169)
Starwood Property Trust, Inc.	(4)	(79)
WisdomTree, Inc.	(16)	(110)
		(8,372)
Energy (0.7%)
Chevron Corporation	(12)	(1,819)
Green Plains Inc.	(18)	(590)
Helix Energy Solutions Group, Inc.	(273)	(2,013)
ONEOK, Inc.	(34)	(2,084)
Transocean Ltd. (a)	(92)	(642)
		(7,148)
Communication Services (0.6%)
Cinemark Holdings, Inc.	(50)	(826)
Dish Network Corporation - Class A	(5)	(31)
Former Charter Communications Parent, Inc. - Class A	(1)	(443)
Liberty Media Corporation - Series A	(10)	(332)
Live Nation Entertainment, Inc.	(18)	(1,600)
Match Group, Inc.	(13)	(564)
Sea Limited - Class A-ADR	(10)	(552)
Snap Inc. - Class A	(80)	(949)
Spotify Technology S.A.	—	(78)
TechTarget, Inc.	(1)	(23)
The Marcus Corporation	(97)	(1,445)
		(6,843)
Consumer Staples (0.5%)
Central Garden & Pet Company - Class A	(34)	(1,245)
Freshpet, Inc.	(12)	(804)
Herbalife Nutrition Ltd.	(33)	(435)
The Beauty Health Company - Class A	(14)	(120)
The Chefs' Warehouse, Inc.	(28)	(988)
United Natural Foods, Inc.	(71)	(1,386)
		(4,978)
Utilities (0.0%)
Alliant Energy Corporation	(1)	(77)
American Water Works Company, Inc.	—	(23)
CMS Energy Corporation	(1)	(74)
Duke Energy Corporation	—	(15)
FirstEnergy Corp.	(2)	(67)
Sunnova Energy International Inc.	(11)	(210)
The Southern Company	—	(24)
		(490)
Total Common Stocks (proceeds $194,727)		(220,808)
INVESTMENT COMPANIES (4.2%)
Invesco QQQ Trust Series I - Series 1	(12)	(4,245)
iShares iBoxx $ High Yield Corporate Bond ETF	(121)	(9,120)
SPDR S&P 500 ETF Trust	(54)	(23,819)
VanEck Semiconductor ETF	(49)	(7,494)
Total Investment Companies (proceeds $40,510)		(44,678)
CORPORATE BONDS AND NOTES (0.0%)
Consumer Discretionary (0.0%)
Wayfair Inc.
0.63%, 10/01/25 (b)	(379)	(328)
Total Corporate Bonds And Notes (proceeds $308)		(328)
SHORT TERM INVESTMENTS (2.2%)
Treasury Securities (2.2%)
Treasury, United States Department of
4.65%, 07/06/23	(23,000)	(22,990)
Total Short Term Investments (proceeds $22,985)		(22,990)
Total Securities Sold Short (27.0%) (proceeds $258,530)		(288,804)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

Summary of Investments by Country^	Total Long Term Investments
United States of America	80.1%
China	1.8
Switzerland	1.6
Netherlands	1.2
Cayman Islands	1.2
Panama	1.2
India	1.1
Canada	1.1
South Korea	0.9
Indonesia	0.8
Singapore	0.7
Brazil	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
Bermuda	0.6
United Kingdom	0.5
Germany	0.5
Israel	0.5
Thailand	0.5
Marshall Islands	0.4
Mexico	0.4
Denmark	0.4
Taiwan	0.4
France	0.4
Poland	0.4
Hong Kong	0.3
South Africa	0.3
Liberia	0.2
Belgium	0.2
Austria	0.2
Colombia	0.1
Japan	0.1
Russian Federation	0.1
United Arab Emirates	0.1
Sweden	0.1
Argentina	0.1
Australia	0.1
Ireland	0.1
Greece	0.1
Hungary	0.1
Jersey	0.1
Macau	0.1
Luxembourg	0.1
Peru	0.1
Dominican Republic	—
Spain	—
Cote D'Ivoire	—
Oman	—
Mauritius	—
Morocco	—
Gabon	—
Kenya	—
Paraguay	—
Egypt	—
Nigeria	—
Guatemala	—
Italy	—
Chile	—
Ukraine	—
Virgin Islands (British)	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	06/29/23	213	219	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	05/10/23	144	142	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	02/06/23	136	143	—
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	01/31/23	271	268	0.1
Adyen B.V.	06/13/18	1,568	4,550	0.4
Alibaba Group Holding Limited	05/18/21	444	237	—
Altaba Inc. (callable at 104.50, 08/11/23)	09/30/22	—	—	—
AMS-Osram AG, 2.13%, 11/03/27	02/09/21	2,303	1,616	0.2
Aris Mining Corporation, 6.88%, 08/08/26	05/10/23	159	150	—
Banco Davivienda S.A., 6.65% (callable at 100, 04/22/31)	07/28/22	152	147	—
BRF S.A., 5.75%, 09/21/50	07/22/22	267	267	—
Cabinet of Ministers of Ukraine, 0.00%, 03/15/35	03/19/21	304	69	—
Camposol SA, 6.00%, 02/03/27	08/09/21	356	238	—
Cap S.A., 3.90%, 04/27/31	06/28/23	146	145	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	2,329	2,323	0.2
China Feihe Limited	03/07/23	382	255	—
Commonwealth of Australia, 3.00%, 03/21/47	12/19/22	394	368	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	183	135	—
Cosan Overseas Limited, 8.25%	01/26/23	100	100	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	287	0.1
CT Trust, 5.13%, 02/03/32	02/16/23	166	161	—
Delivery Hero SE	04/21/23	(556)	(909)	(0.1)
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,125	1,090	0.1
Delivery Hero SE, 3.25%, 02/21/30	04/21/23	2,087	2,230	0.2
Dino Polska Spolka Akcyjna	10/05/22	1,272	2,368	0.2
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	261	—
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	288	260	—
Fastighets AB Balder, 3.50%, 02/23/28	04/28/23	1,057	987	0.1
Fideicomiso F/80460, 5.50%, 07/31/47	08/01/22	155	175	—
Gobierno de la Provincia de Buenos Aires, 5.25%, 09/01/37	06/21/23	17	19	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	184	151	—
JBS USA Lux S.A., 4.38%, 02/02/52	05/22/23	132	141	—
Just Eat Takeaway.Com N.V.	03/15/21	990	188	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	955	727	0.1
Kenya, Government of, 7.25%, 02/28/28	07/28/22	180	208	—
Lagardere SCA, 2.13%, 10/16/26	02/03/23	954	958	0.1
Lagardere SCA, 1.75%, 10/07/27	02/02/23	957	956	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	203	187	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	06/28/23	145	143	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	340	261	—
Meridan Management Ltd	03/05/21	317	—	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	431	353	0.1
Ministry of Finance of the Russian Federation, 0.00%, 02/03/27	09/29/16	791	276	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/23/29	09/04/20	1,442	58	—
Ministry of Finance of the Russian Federation, 0.00%, 04/10/30	06/19/19	460	109	—
Ministry of Finance of the Russian Federation, 0.00%, 03/23/33	06/18/19	1,025	242	—
Ministry of Finance of the Russian Federation, 0.00%, 05/10/34	06/19/19	1,229	297	0.1
Ministry of Finance of the Russian Federation, 0.00%, 03/16/39	01/16/20	1,652	352	0.1
Movida Europe S.A., 5.25%, 02/08/31	02/09/22	175	162	—
NGD Holdings B.V., 6.75%, 12/31/26	07/26/21	98	72	—
Nigeria, Federal Government of, 6.13%, 09/28/28	08/02/22	150	166	—
OCP S.A., 5.13%, 06/23/51	04/14/22	354	327	0.1
Origin Energy Finance Limited, 1.00%, 09/17/29	05/22/23	199	201	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	335	260	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	1,158	1,125	0.1
Presidencia de la Republica Dominicana, 5.30%, 01/21/41	10/07/21	149	118	—
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 08/11/23)	12/06/19	192	57	—
Ronshine China Holdings Limited, 0.00%, 08/05/24	09/15/20	199	8	—
Samsonite International S.A.	05/29/23	1,571	1,642	0.2
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	07/28/22	150	146	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	174	159	—
TE Connectivity Ltd.	10/24/18	2,318	3,320	0.3
Tecila Sociedad Anonima, 8.50%, 06/27/29	05/12/22	37	43	—
Tecila Sociedad Anonima, 7.00%, 12/15/47	04/22/22	214	238	—
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	12/01/22	129	133	—
The Arab Republic of Egypt, 5.25%, 10/06/25	08/01/22	194	175	—
Transocean Ltd.	02/23/23	(596)	(642)	—
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	202	190	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/04/19	181	1	—
Unigel Luxembourg SA, 8.75%, 10/01/26	06/13/23	153	130	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	08/19/22	307	328	0.1
Vedanta Resources Limited, 6.13%, 08/09/24	07/06/22	137	150	—
VTR Finance N.V., 6.38%, 07/15/28	04/22/22	234	93	—
Zip Co Limited, 0.00%, 04/23/28	08/06/21	842	176	—
		37,822	32,686	3.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	264	36

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	171	December 2023	EUR	41,178	—	(145)
3M SOFR Index	141	June 2024		33,783	9	(336)
3M SOFR Index	303	March 2025		73,054	(30)	(352)
3M SONIA Index	99	March 2024	GBP	23,419	(16)	(268)
AUD/USD Spot Rate	17	September 2023		1,151	8	(16)
Euro Bund	13	September 2023	EUR	1,736	2	2
JPY/USD Spot Rate	90	September 2023		8,177	30	(288)
Long Gilt	23	September 2023	GBP	2,199	(10)	(9)
MXN/USD Spot Rate	17	September 2023		479	(1)	9
United States 2 Year Note	181	October 2023		37,186	(6)	(380)
United States 5 Year Note	600	October 2023		64,872	(4)	(616)
United States Long Bond	372	September 2023		47,298	278	(89)
					260	(2,488)
Short Contracts
3M SOFR Index	(101)	December 2023		(24,033)	(5)	146
3M SOFR Index	(356)	March 2024		(85,013)	(31)	783
3M SOFR Index	(22)	March 2026		(5,313)	1	4
CAD/USD Spot Rate	(47)	September 2023		(3,534)	(2)	(21)
EUR/USD Spot Rate	(25)	September 2023		(3,417)	(13)	(6)
GBP/USD Spot Rate	(23)	September 2023		(1,805)	(12)	(20)
Japan 10 Year Bond	(24)	September 2023	JPY	(3,551,021)	18	(101)
United States 10 Year Note	(526)	September 2023		(59,548)	(69)	496
United States 10 Year Ultra Bond	(288)	September 2023		(34,395)	(86)	285
United States Ultra Bond	(5)	September 2023		(682)	5	1
					(194)	1,567

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.26	(M)	10/25/32	MXN	27,543	2	111
28-Day MEXIBOR (M)	Paying	8.45	(M)	03/01/33	MXN	20,692	1	28
U.S. SOFR (A)	Receiving	4.23	(A)	06/15/25		20,406	(5)	178
U.S. SOFR (A)	Receiving	3.27	(A)	04/30/29		5,444	(3)	66
U.S. SOFR (A)	Receiving	3.22	(A)	05/15/32		7,800	(14)	55
U.S. SOFR (A)	Receiving	3.05	(A)	02/15/48		2,227	(14)	7
U.S. SOFR (A)	Receiving	2.60	(A)	02/15/48		11,380	(70)	763
U.S. SOFR (A)	Receiving	3.15	(A)	05/15/48		2,877	(19)	568
U.S. SOFR (A)	Receiving	2.50	(A)	04/21/52		990	(8)	126
U.S. SOFR (A)	Paying	4.60	(A)	06/04/24		2,647	1	(19)
U.S. SOFR (A)	Paying	3.55	(A)	03/01/25		83,433	3	(895)
U.S. SOFR (A)	Paying	3.40	(A)	06/21/25		30,918	—	(239)
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	1	(393)
U.S. SOFR (A)	Paying	2.98	(A)	11/30/27		3,354	1	(124)
U.S. SOFR (A)	Paying	3.45	(A)	11/30/27		13,141	(38)	(288)
							(162)	(56)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.40 (Q)	N/A	5.00	06/20/28	48	(1)	—	—

Credit default swap agreements - sell protection
CDX.NA.IG.40 (Q)	0.76	1.00	06/20/28	(17,064)	255	22	113
Teva Pharmaceutical Industries Ltd (Q)	2.19	1.00	06/20/26	(296)	(7)	—	23
					248	22	136

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Aug. 2023	(16)	EUR	134.00	07/21/23	—	(1)
Euro Bund Future, Aug. 2023	(14)	EUR	132.00	07/21/23	1	4
Euro Bund Future, Aug. 2023	(16)	EUR	137.00	07/21/23	1	5
Euro Bund Future, Aug. 2023	(40)	EUR	135.00	07/21/23	2	8
Euro Bund Future, Sep. 2023	(8)	EUR	136.00	08/25/23	—	—
					4	16

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
3M SOFR Index Future, Dec. 2023	Call	97.38	12/15/23	307	23
AUD/USD Spot Rate Future, Sep. 2023	Call	0.69	07/07/23	20	—
AUD/USD Spot Rate Future, Sep. 2023	Call	0.66	07/07/23	8	9
AUD/USD Spot Rate Future, Sep. 2023	Call	0.65	07/07/23	8	14
EUR/USD Spot Rate Future, Sep. 2023	Call	1.09	07/07/23	8	12
EUR/USD Spot Rate Future, Sep. 2023	Call	1.08	07/07/23	4	8
JPY/USD Spot Rate Future, Sep. 2023	Call	0.01	07/07/23	32	—
JPY/USD Spot Rate Future, Sep. 2023	Call	0.01	07/07/23	16	2
JPY/USD Spot Rate Future, Sep. 2023	Call	0.01	08/04/23	8	6
SOFR 1 Year Midcurve Future, Dec. 2023	Put	97.00	10/13/23	47	130
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.88	12/15/23	32	33
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.00	12/15/23	74	88
United States 10 Year Note Future, Sep. 2023	Call	113.00	07/07/23	24	3
United States 10 Year Note Future, Sep. 2023	Call	113.50	07/21/23	71	18
United States 10 Year Note Future, Sep. 2023	Call	115.00	07/21/23	41	3
United States 10 Year Note Future, Sep. 2023	Call	112.25	07/21/23	24	18
United States 10 Year Note Future, Sep. 2023	Call	112.00	07/21/23	48	42
United States 10 Year Note Future, Sep. 2023	Call	113.25	07/21/23	19	7
United States 10 Year Note Future, Sep. 2023	Put	113.00	07/05/23	11	9
United States 5 Year Note Future, Sep. 2023	Call	107.00	07/21/23	61	36
United States 5 Year Note Future, Sep. 2023	Call	108.25	07/21/23	11	2
United States 5 Year Note Future, Sep. 2023	Call	107.25	07/21/23	23	10
United States 5 Year Note Future, Sep. 2023	Call	107.75	07/21/23	37	10
United States Long Bond Future, Sep. 2023	Call	127.50	07/07/23	8	3
United States Long Bond Future, Sep. 2023	Call	127.00	07/07/23	8	5
United States Long Bond Future, Sep. 2023	Call	128.00	07/21/23	28	21
United States Long Bond Future, Sep. 2023	Call	128.50	07/21/23	54	33
United States Long Bond Future, Sep. 2023	Call	126.50	07/21/23	4	6
United States Long Bond Future, Sep. 2023	Call	126.00	07/21/23	16	28
					579
Options on Securities
Carnival Corporation	Put	16.00	07/21/23	55	1
Carnival Corporation	Put	14.00	07/21/23	54	—
Cerence Inc.	Call	35.00	07/21/23	28	—
Chinook Therapeutics, Inc.	Put	25.00	10/20/23	1	—
Chinook Therapeutics, Inc.	Put	30.00	12/15/23	1	—
Chinook Therapeutics, Inc.	Put	25.00	01/19/24	1	—
DICE Therapeutics, Inc	Put	35.00	01/19/24	4	—
Eagle Bulk Shipping Inc.	Call	50.00	07/21/23	55	4
Elance, Inc.	Call	12.50	10/20/23	98	3
Groupon, Inc.	Put	4.00	09/15/23	37	2
Groupon, Inc.	Put	4.00	10/20/23	16	1
Horizon Therapeutics Public Limited Company	Put	100.00	08/18/23	66	9
Invesco QQQ Trust Series I	Put	352.00	07/21/23	153	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Invesco QQQ Trust Series I	Put	341.00	07/21/23	306	14
Iveric Bio, Inc.	Put	30.00	09/15/23	204	4
Match Group, Inc.	Call	45.00	07/21/23	27	1
Norwegian Cruise Line Holdings Ltd.	Put	19.00	07/21/23	55	1
Norwegian Cruise Line Holdings Ltd.	Put	18.00	07/21/23	54	—
Pagerduty, Inc.	Call	25.00	07/21/23	55	1
PENN Entertainment, Inc.	Call	30.00	08/18/23	40	1
Porch Group Inc	Call	2.50	01/19/24	54	1
Rapid7, Inc.	Call	55.00	07/21/23	38	2
Realogy Holdings Corp.	Call	7.50	09/15/23	106	4
Realogy Holdings Corp.	Call	7.50	12/15/23	53	4
Redfin Corporation	Call	13.00	11/17/23	28	6
Seagen Inc.	Put	190.00	06/21/24	83	128
SoFi Technologies, Inc.	Call	10.00	10/20/23	54	4
SPDR S&P Regional Banking ETF	Call	45.00	09/15/23	15	2
Teck Resources Limited	Put	38.00	07/21/23	118	2
Teck Resources Limited	Put	37.00	07/21/23	246	3
Teck Resources Limited	Put	33.00	09/15/23	217	7
					221

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/INR Spot Rate	JPM	Put	INR	82.00	12/19/23	608,000	5
USD/INR Spot Rate	JPM	Put	INR	82.00	09/16/23	608,000	3
							8

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3M SOFR Index Future, Dec. 2023	Call	97.25	12/15/23	89	(7)
3M SOFR Index Future, Dec. 2023	Call	98.13	12/15/23	151	(7)
3M SOFR Index Future, Dec. 2023	Call	98.25	12/15/23	462	(20)
3M SOFR Index Future, Dec. 2023	Call	95.50	12/15/23	120	(40)
3M SOFR Index Future, Dec. 2023	Call	95.75	12/15/23	3	(1)
3M SOFR Index Future, Dec. 2023	Call	95.00	12/15/23	49	(23)
3M SOFR Index Future, Dec. 2023	Put	95.50	12/15/23	367	(889)
JPY/USD Spot Rate Future, Sep. 2023	Call	0.01	07/07/23	8	—
SOFR 1 Year Midcurve Future, Dec. 2023	Call	97.00	12/15/23	277	(103)
SOFR 1 Year Midcurve Future, Dec. 2023	Call	96.75	12/15/23	10	(5)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.25	10/13/23	47	(63)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.50	10/13/23	47	(83)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.25	12/15/23	64	(29)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.38	12/15/23	148	(80)
United States 10 Year Note Future, Sep. 2023	Call	114.50	07/21/23	113	(13)
United States 10 Year Note Future, Sep. 2023	Call	114.00	07/21/23	100	(17)
United States 10 Year Note Future, Sep. 2023	Call	113.00	07/21/23	9	(3)
United States 10 Year Note Future, Sep. 2023	Call	112.75	07/21/23	12	(6)
United States 10 Year Note Future, Sep. 2023	Call	113.75	07/21/23	44	(8)
United States 10 Year Note Future, Sep. 2023	Call	113.00	08/25/23	31	(27)
United States 10 Year Note Future, Sep. 2023	Put	113.00	07/21/23	16	(19)
United States 2 Year Note Future, Sep. 2023	Call	102.75	07/21/23	30	—
United States 2 Year Note Future, Sep. 2023	Call	102.50	07/21/23	120	(8)
United States 2 Year Note Future, Sep. 2023	Call	102.25	07/21/23	15	(2)
United States 5 Year Note Future, Sep. 2023	Call	108.75	07/07/23	8	—
United States 5 Year Note Future, Sep. 2023	Call	107.75	07/07/23	15	(1)
United States 5 Year Note Future, Sep. 2023	Call	108.75	07/14/23	38	(2)
United States 5 Year Note Future, Sep. 2023	Call	108.50	07/14/23	35	(3)
United States 5 Year Note Future, Sep. 2023	Call	109.25	07/21/23	57	(3)
United States 5 Year Note Future, Sep. 2023	Call	108.00	07/21/23	10	(2)
United States 5 Year Note Future, Sep. 2023	Call	108.75	07/21/23	107	(11)
United States 5 Year Note Future, Sep. 2023	Call	109.50	08/25/23	52	(10)
United States 5 Year Note Future, Sep. 2023	Call	108.00	08/25/23	39	(20)
United States 5 Year Note Future, Sep. 2023	Put	107.00	07/21/23	45	(21)
United States 5 Year Note Future, Sep. 2023	Put	107.75	07/21/23	76	(70)
United States 5 Year Note Future, Sep. 2023	Put	107.50	07/21/23	35	(27)
United States Long Bond Future, Sep. 2023	Call	128.00	07/14/23	4	(2)
United States Long Bond Future, Sep. 2023	Call	130.00	07/21/23	78	(20)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond Future, Sep. 2023	Call	129.00	07/21/23	45	(21)
United States Long Bond Future, Sep. 2023	Call	127.00	07/21/23	4	(5)
United States Long Bond Future, Sep. 2023	Call	130.00	08/25/23	12	(12)
United States Long Bond Future, Sep. 2023	Put	127.00	07/21/23	19	(25)
					(1,708)
Options on Securities
Activision Blizzard, Inc.	Call	70.00	07/21/23	99	(144)
Activision Blizzard, Inc.	Call	72.50	08/18/23	428	(540)
Activision Blizzard, Inc.	Call	70.00	08/18/23	344	(520)
Amedisys, Inc.	Call	90.00	09/15/23	96	(32)
Chinook Therapeutics, Inc.	Call	40.00	01/19/24	1	—
DICE Therapeutics, Inc	Call	50.00	01/19/24	22	—
Elance, Inc.	Put	7.50	10/20/23	43	(2)
Horizon Therapeutics Public Limited Company	Call	105.00	07/21/23	17	(2)
Horizon Therapeutics Public Limited Company	Call	115.00	08/18/23	66	(1)
Horizon Therapeutics Public Limited Company	Put	80.00	08/18/23	66	(1)
Invesco QQQ Trust Series I	Put	331.00	07/21/23	81	(2)
Iveric Bio, Inc.	Call	40.00	09/15/23	359	(2)
Prometheus Biosciences, Inc.	Call	200.00	07/21/23	142	—
Radius Global Infrastructure, Inc.	Call	15.00	08/18/23	123	(6)
Radius Global Infrastructure, Inc.	Call	15.00	01/19/24	16	(2)
Redfin Corporation	Put	9.00	11/17/23	42	(3)
Seagen Inc.	Call	190.00	07/21/23	24	(13)
Seagen Inc.	Call	190.00	08/18/23	18	(14)
Seagen Inc.	Call	185.00	08/18/23	13	(14)
Seagen Inc.	Put	145.00	06/21/24	83	(37)
SPDR S&P Regional Banking ETF	Put	35.00	09/15/23	15	(1)
Teck Resources Limited	Call	43.00	07/21/23	58	(6)
Teck Resources Limited	Call	42.00	07/21/23	118	(17)
Teck Resources Limited	Call	37.00	09/15/23	217	(138)
					(1,497)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	GSC	Put	BRL	4.80	07/20/23	610,000	(7)
USD/MXN Spot Rate	GSC	Put	MXN	17.93	08/23/23	590,000	(24)
USD/MXN Spot Rate	MSC	Put	MXN	17.76	08/24/23	590,000	(20)
USD/ZAR Spot Rate	GSC	Put	ZAR	18.21	08/09/23	740,000	(4)
							(55)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	07/18/23	AUD	2,500	1,666	(29)
AUD/USD	MSC	07/18/23	AUD	1,914	1,276	(11)
AUD/USD	MSC	07/18/23	AUD	709	472	2
BRL/USD	MSC	07/18/23	BRL	10,410	2,169	136
CAD/USD	BNP	07/18/23	CAD	4,369	3,299	50
CAD/USD	GSC	07/18/23	CAD	1,391	1,050	5
EUR/USD	BNP	07/18/23	EUR	149	163	(3)
EUR/USD	BNP	07/18/23	EUR	890	971	14
EUR/USD	BOA	07/18/23	EUR	634	692	(6)
EUR/USD	BOA	07/18/23	EUR	626	683	12
EUR/USD	CIT	07/18/23	EUR	122	134	—
GBP/USD	MSC	07/18/23	GBP	478	608	11
IDR/USD	JPM	07/18/23	IDR	49,574,249	3,307	(26)
IDR/USD	JPM	07/18/23	IDR	1,135,190	76	—
INR/USD	JPM	07/18/23	INR	49,884	608	4
INR/USD	MSC	07/18/23	INR	201,958	2,460	15
JPY/USD	CIT	07/18/23	JPY	20,614	143	(3)
JPY/USD	GSC	07/18/23	JPY	87,035	605	(32)
JPY/USD	JPM	07/18/23	JPY	337,500	2,344	(78)
KRW/USD	JPM	07/18/23	KRW	418,560	318	(2)
KRW/USD	MSC	07/18/23	KRW	1,194,240	907	14
MXN/USD	MSC	07/18/23	MXN	31,424	1,831	43
MYR/USD	MSC	07/18/23	MYR	2,801	601	(25)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
NOK/USD	MSC	07/18/23	NOK	12,781	1,191	(33)
NOK/USD	MSC	07/18/23	NOK	534	50	1
PLN/USD	MSC	07/18/23	PLN	179	44	1
USD/AUD	MSC	07/18/23	AUD	(130)	(87)	(2)
USD/AUD	MSC	07/18/23	AUD	(823)	(549)	4
USD/AUD	SSB	09/28/23	AUD	(824)	(550)	12
USD/AUD	GSC	12/05/23	AUD	(2,101)	(1,404)	10
USD/BRL	GSC	07/18/23	BRL	(1,522)	(317)	(14)
USD/BRL	MSC	07/18/23	BRL	(2,629)	(548)	(13)
USD/CAD	BNP	07/18/23	CAD	(797)	(602)	(8)
USD/CAD	JPM	09/07/23	CAD	(36)	(27)	—
USD/CAD	SSB	09/28/23	CAD	(1,854)	(1,401)	9
USD/CAD	JPM	10/13/23	CAD	(1,766)	(1,335)	(24)
USD/CNY	MSC	07/18/23	CNY	(4,215)	(581)	35
USD/COP	GSC	07/26/23	COP	(2,520,940)	(600)	8
USD/DKK	GSC	10/04/23	DKK	(1,401)	(207)	—
USD/EUR	BNP	07/18/23	EUR	(998)	(1,089)	(12)
USD/EUR	BOA	07/18/23	EUR	(2,031)	(2,218)	14
USD/EUR	MSC	07/18/23	EUR	(118)	(129)	—
USD/EUR	JPM	09/20/23	EUR	(600)	(658)	(9)
USD/EUR	JPM	09/20/23	EUR	(1,200)	(1,315)	10
USD/EUR	SSB	09/28/23	EUR	(5,106)	(5,596)	39
USD/EUR	GSC	10/04/23	EUR	(192)	(210)	(2)
USD/EUR	GSC	10/04/23	EUR	(56)	(61)	—
USD/EUR	GSC	10/19/23	EUR	(128)	(141)	—
USD/EUR	JPM	10/19/23	EUR	(178)	(196)	—
USD/EUR	JPM	12/22/23	EUR	(200)	(220)	(2)
USD/GBP	GSC	07/18/23	GBP	(145)	(184)	(5)
USD/GBP	MSC	07/18/23	GBP	(75)	(95)	(2)
USD/GBP	MSC	07/18/23	GBP	(105)	(134)	—
USD/GBP	JPM	12/06/23	GBP	(514)	(653)	(15)
USD/GBP	GSC	12/27/23	GBP	(1,439)	(1,828)	(30)
USD/GBP	GSC	12/27/23	GBP	(368)	(467)	2
USD/HKD	SSB	09/28/23	HKD	(3,719)	(476)	1
USD/HUF	MSC	07/18/23	HUF	(220,492)	(644)	(11)
USD/IDR	GSC	07/18/23	IDR	(1,454,154)	(97)	2
USD/IDR	JPM	07/18/23	IDR	(96,203,454)	(6,415)	16
USD/INR	GSC	07/18/23	INR	(10,036)	(122)	—
USD/INR	MSC	07/18/23	INR	(3,519)	(43)	—
USD/INR	JPM	09/20/23	INR	(22,970)	(279)	—
USD/INR	JPM	12/20/23	INR	(21,184)	(257)	—
USD/JPY	GSC	07/18/23	JPY	(1,044,950)	(7,258)	803
USD/JPY	JPM	07/18/23	JPY	(41,516)	(288)	15
USD/JPY	CIT	07/19/23	JPY	(8,928)	(62)	5
USD/JPY	GSC	12/26/23	JPY	(131,070)	(935)	(3)
USD/KRW	JPM	07/18/23	KRW	(11,729)	(9)	—
USD/MXN	MSC	07/18/23	MXN	(32,182)	(1,875)	(132)
USD/PLN	MSC	07/18/23	PLN	(7,108)	(1,747)	(99)
USD/RUB	GSC	09/20/23	RUB	(16,230)	(178)	46
USD/TWD	BOA	07/18/23	TWD	(39,370)	(1,266)	39
USD/TWD	JPM	07/18/23	TWD	(2,732)	(88)	1
USD/ZAR	GSC	07/18/23	ZAR	(14,323)	(761)	8
USD/ZAR	JPM	07/18/23	ZAR	(14,300)	(759)	15
ZAR/USD	GSC	07/18/23	ZAR	13,947	740	(14)
ZAR/USD	GSC	07/18/23	ZAR	1,724	92	—
ZAR/USD	JPM	07/18/23	ZAR	2,662	141	7
					(18,320)	764

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BNP	12.61	(A)	01/02/29	BRL	13,790	—	185
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	157
BRAZIBOR (A)	Paying	JPM	12.89	(A)	01/02/29	BRL	26,633	—	401
								—	743

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -4.38% (M)	TBD	(1,300,000)		(1,001)	(372)
Advanced Wireless Semiconductor Company (MT)	GSC	Federal Funds Effective Rate -8.00% (M)	TBD	(254,000)		(622)	(135)
Albemarle Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,174)		(824)	(102)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	24,700	HKD	2,296	(43)
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	10,283		959	(109)
Allkem Limited (MT)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(91,364)	AUD	(1,035)	(281)
Alpha and Omega Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,994)		(763)	25
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(3,011)		(325)	100
Antofagasta PLC (MT)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(5,938)	GBP	(86)	—
Arca Continental S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	68,800		582	125
Arcos Dorados S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	95,758		750	227
ASMedia Technology Inc. (MT)	GSC	Federal Funds Effective Rate -8.50% (M)	TBD	(29,000)		(702)	(316)
Aspen Pharmacare Holdings (MT)	MSC	South African Johannesburg Interbank Agreed Rate +0.75% (M)	TBD	140,602	ZAR	21,301	203
ASUSTeK Computer Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(119,000)		(1,106)	(81)
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(73,900)		(172)	(54)
Banco do Brasil S.A (MT)	MSC	Federal Funds Effective Rate +0.45% (M)	TBD	503,300		3,422	1,964
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	7,025		112	29
Camtek Ltd. (MT)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(12,579)		(302)	(143)
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -0.62% (M)	TBD	(19,558)		(511)	(158)
Capitec Bank Holdings (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(7,412)	ZAR	(14,034)	137
China National Building Material Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(918,000)	HKD	(5,963)	156
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(303,000)	HKD	(2,724)	37
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.25% (M)	TBD	(3,329)		(592)	100
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -4.00% (M)	TBD	(1,173)		(210)	40
Cielo S.A. (MT)	MSC	Federal Funds Effective Rate +0.45% (M)	TBD	181,700		153	20
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	3,469		254	30
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -23.50% (M)	TBD	(304,600)		(283)	34
Compal Electronics Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(834,000)		(600)	(207)
Coupang, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	40,618		735	(42)
Credicorp Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	1,650		215	24
DaShenLin Pharmaceutical Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -6.00% (M)	TBD	246,360		976	(18)
DB Hitek Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(9,121)		(298)	(141)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	76,277	SGD	2,604	(110)
Diodes Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,553)		(520)	10
Doosan Bobcat Inc. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	23,807		1,049	12
Dr. Reddy's Laboratories Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,145)		(521)	(54)
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -7.00% (M)	TBD	(98,000)		(127)	1
Dyaco International Inc. (MT)	HSB	Federal Funds Effective Rate -7.00% (M)	TBD	(15,599)		(0)	(5)
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.25% (M)	TBD	(2,696)		(514)	6
Erste Group Bank AG (M)	GSC	1W EURIBOR +0.45% (M)	TBD	23,456	EUR	714	56
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -9.00% (M)	TBD	(171,000)		(1,000)	(241)
Flat Glass Group Co., Ltd. (MT)	BOA	1M HIBOR -0.35% (M)	TBD	(45,000)	HKD	(907)	(37)
FocalTech Systems Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -10.46% (M)	TBD	(97,000)		(206)	(51)
Formosa Plastics Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(93,000)		(272)	9
Freeport-McMoRan Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(8,881)		(345)	(7)
Ganfeng Lithium Group Co., Ltd (MT)	HSB	1M HIBOR -0.35% (M)	TBD	(121,400)	HKD	(6,241)	10
GCL-Poly Energy Holdings Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(2,825,000)	HKD	(5,184)	(9)
Giant Manufacturing Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(41,435)		(306)	1
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	1,868		126	37
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	1,708		263	42
Grupo Bimbo S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	237,400		1,100	161
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	142,200		596	207
Grupo Financiero Banorte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	391,800		3,194	174
Grupo Mexico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(65,900)		(262)	(53)
HANA Micron Inc. (MT)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(81,622)		(663)	(697)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (M)	TBD	(57,300)		(300)	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(34,536)		(180)	31
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -1.13% (M)	TBD	(2,971)		(461)	(77)
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(1,718)		(261)	(50)
Hapvida Participacoes E Investimentos S/A (MT)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(674,000)		(442)	(174)
Hapvida Participacoes E Investimentos S/A (M)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(113,029)		(107)	5
Headhunter Group PLC (MT) ‡	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	13,705		206	(212)
Hess Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,494)		(628)	24
Hua Hong Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(255,000)	HKD	(6,847)	57
Hyundai Mobis Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	9,560		1,573	104
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(2,245)		(280)	(67)
IBIDEN Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.45% (M)	TBD	(100)	JPY	(519)	(2)
IGO Limited (MT)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(81,744)	AUD	(1,038)	(131)
InMode Ltd (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	37,657		1,364	(25)
InnoCare Pharma Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(202,000)	HKD	(2,010)	75
Itau Unibanco Holding S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	25,349		125	39
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	20,470		1,211	(528)
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (M)	TBD	1,383	HKD	334	(20)
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W EURIBOR +0.45% (M)	TBD	115,024	EUR	2,331	671
KakaoBank Corp. (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(23,424)		(497)	73
Kerry Express (Thailand) Public Company Limited (MT)	MSC	Federal Funds Effective Rate -40.38% (M)	TBD	(540,000)		(216)	45
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (M)	TBD	(2,793)		(138)	(47)
Kinsus Interconnect Technology Corp. (MT)	MSC	Federal Funds Effective Rate -5.63% (M)	TBD	(260,000)		(1,141)	136
Klabin S.A. (MT)	MSC	Federal Funds Effective Rate -3.50% (M)	TBD	(27,700)		(110)	(21)
Kumba Iron Ore Ltd (MT)	HSB	South African Johannesburg Interbank Agreed Rate -0.60% (M)	TBD	(9,778)	ZAR	(4,729)	12
Kumho Petrochemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(4,681)		(504)	20
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(6,700)	JPY	(180,666)	241
Leeno Industrial Inc. (MT)	MSC	Federal Funds Effective Rate -1.88% (M)	TBD	(5,936)		(765)	103
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(705)		(383)	144
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.25% (M)	TBD	(61,500)		(772)	(103)
Maxscend Microelectronics Company Limited (MT)	GSC	Federal Funds Effective Rate -12.25% (M)	TBD	(23,600)		(393)	56
MediaTek Inc. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(41,000)		(995)	7
Micron Technology, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	15,287		981	(21)
Micro-Star International Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(172,000)		(683)	(295)
Mizrahi-Tefahot Bank Ltd. (MT)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	28,476	ILS	3,506	(8)
Monday.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	5,245		688	209
Monolithic Power Systems, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,809)		(886)	(83)
MOS Holdings Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(20,019)		(901)	205
Muangthai Capital Public Company Limited (MT)	MSC	Federal Funds Effective Rate -17.13% (M)	TBD	(669,500)		(764)	—
Murata Manufacturing Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(11,700)	JPY	(87,539)	(69)
Nan Ya P.C.B. Service Company (MT)	MSC	Federal Funds Effective Rate -10.38% (M)	TBD	(132,000)		(1,312)	2
Natura & Co Holding SA (M)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(74,900)		(178)	(82)
Natura & Co Holding SA (MT)	MSC	Federal Funds Effective Rate -7.67% (M)	TBD	(73,630)		(390)	(120)
NAVER Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(4,479)		(664)	54
Netmarble Corp. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(8,483)		(339)	27
Nine Dragons Paper (Holdings) Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,010,000)	HKD	(6,370)	198
Nova Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (M)	TBD	(6,334)		(574)	(133)
Nova Ltd. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,891)		(251)	(83)
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -6.50% (M)	TBD	(144,000)		(600)	(11)
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -8.00% (M)	TBD	(76,000)		(308)	(25)
Orbia Advance Corporation, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	341,300		749	(11)
Orion Incorporation (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	3,663		365	(38)
Ozon Holdings PLC (M) ‡	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)		(0)	—
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(12,594)		(116)	—
PANJIT International Inc. (MT)	MSC	Federal Funds Effective Rate -7.63% (M)	TBD	(511,000)		(1,058)	(115)
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -5.25% (M)	TBD	(34,000)		(931)	(255)
Pepco Group N.V. (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	65,021		634	(60)
Petro Rio S.A. (MT)	JPM	OBFR -0.12% (M)	TBD	(68,700)		(510)	(21)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Powerchip Semiconductor Manufacturing Corp. (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(663,000)		(762)	101
Proya Cosmetics Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	99,720		1,571	(53)
PT Unilever Indonesia, Tbk. (MT)	HSB	Federal Funds Effective Rate -3.50% (M)	TBD	(1,390,500)		(400)	—
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -0.60% (M)	TBD	(1,398,900)		(395)	1
PTT Exploration And Production Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(52,100)		(227)	8
PTT Exploration And Production Public Company Limited (MT)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(68,300)		(303)	17
PTT Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(331,400)		(304)	(6)
Public Joint Stock Company Detsky Mir (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	560,770		0	—
Public Joint Stock Company Magnit (MT) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	66,084		0	—
Public Joint Stock Company Sberbank of Russia (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	41,476		0	—
Realtek Semiconductor Corporation (MT)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(54,000)		(538)	(134)
Samsung Electronics Co Ltd (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	1,908		2,294	327
SAPPI (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(91,917)	ZAR	(4,527)	57
Saudi Arabian Oil Company (M)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(59,537)		(511)	(2)
SDI Corporation (MT)	MSC	Federal Funds Effective Rate -9.00% (M)	TBD	(155,000)		(536)	(127)
Sendas Distribuidora S/A (MT)	GSC	Federal Funds Effective Rate 0.86% (M)	TBD	88,200		326	(68)
Shandong Energy Group Co., Ltd (MT)	MSC	1M HIBOR -0.55% (M)	TBD	(188,000)	HKD	(5,056)	102
Shandong Energy Group Co., Ltd (MT)	HSB	1M HIBOR -0.50% (M)	TBD	(30,000)	HKD	(794)	16
Shinko Electric Industries Co., Ltd. (MT)	MSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(27,100)	JPY	(103,201)	(390)
Sigma Lithium Corporation (MT)	GSC	Federal Funds Effective Rate -8.25% (M)	TBD	(13,144)		(494)	(32)
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(63,000)		(1,177)	388
Singapore Airlines Limited (MT)	GSC	Singapore Swap Offer Rate +0.55% (M)	TBD	208,200	SGD	1,293	139
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(2,080)		(117)	(9)
SK Bioscience Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -10.25% (M)	TBD	(4,425)		(262)	(9)
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	8,532		535	201
SK ie Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(11,523)		(551)	(289)
SKSHU Paint Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(7,980)		(98)	26
Sociedad Quimica Y Minera De Chile S.A. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(11,934)		(962)	76
Southern Copper Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,013)		(183)	(30)
StarHub Ltd (M)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(129,200)	SGD	(141)	4
Sunny Optical Technology (Group) Company Limited (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(19,500)	HKD	(2,024)	65
Suzano S.A. (MT)	GSC	Federal Funds Effective Rate -3.85% (M)	TBD	(10,969)		(108)	6
Synaptics Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,625)		(825)	189
Taiyo Yuden Co, Ltd (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(12,100)	JPY	(53,180)	21
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(77,500)	HKD	(7,750)	151
Tencent Holdings Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	20,300	HKD	6,054	81
The Siam Cement Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(49,300)		(464)	22
Tianqi Lithium Industry Co., Ltd (MT)	MSC	1M HIBOR -3.88% (M)	TBD	(69,000)	HKD	(3,922)	19
Tianqi Lithium Industry Co., Ltd (MT)	MSC	Federal Funds Effective Rate -9.65% (M)	TBD	(25,900)		(293)	30
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(2,200)	JPY	(34,441)	(75)
Tongwei Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(91,600)		(512)	42
Top Glove Corporation Bhd (MT)	MSC	Federal Funds Effective Rate -16.06% (M)	TBD	(1,939,900)		(369)	18
Trip.com Group Limited (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	43,334		1,555	(54)
TSE Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -28.75% (M)	TBD	(13,039)		(400)	(156)
TSE Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -10.50% (M)	TBD	(5,418)		(176)	(53)
TSRC Corporation (MT)	GSC	Federal Funds Effective Rate -1.25% (M)	TBD	(590,000)		(543)	40
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(211,000)		(1,150)	(40)
UPI Semiconductor Corp. (MT)	GSC	Federal Funds Effective Rate -12.50% (M)	TBD	(95,000)		(970)	24
Vanchip (Tianjin) Technology Co., Ltd (MT)	MSC	Federal Funds Effective Rate -9.85% (M)	TBD	(3,489)		(24)	(12)
Vipshop (China) Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	190,259		3,199	(60)
VK Company Limited (MT) ‡	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(137,620)		(482)	468
Weg SA (MT)	JPM	OBFR -0.11% (M)	TBD	(64,700)		(510)	1
Will Semiconductor Co., Ltd. Shanghai (MT)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(15,950)		(188)	(28)
Wix.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	9,011		729	(32)
Wizz Air Holdings PLC (MT)	MSC	1W EURIBOR +0.39% (M)	TBD	32,005	GBP	915	(56)
Xinyi Glass Holdings Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(123,000)	HKD	(1,835)	42
Xinyi Solar Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(188,000)	HKD	(1,626)	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Yageo Corporation (MT)	MSC	Federal Funds Effective Rate -3.50% (M)	TBD	(35,020)	(561)	6
Yum China Holdings, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	12,677	773	(60)
						1,095

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M) ‡	1M LIBOR +0.00% (Q)	BOA	01/02/24		—	—	23
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	08/02/23		38	—	(1)
Capri Listco (MT)	OBFR +0.75% (M)	BOA	02/10/24		13	—	(11)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	02/22/24		627	—	(32)
Dechra Pharmaceuticals PLC (MT)	OBFR +0.61% (Q)	GSC	04/26/24		2,089	—	25
JSR Corporation (MT)	OBFR +0.61% (Q)	GSC	06/30/24		864	—	(6)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.61% (Q)	GSC	07/24/24		134	—	2
Newcrest Mining Limited (MT)	OBFR +0.61% (Q)	GSC	04/28/24		600	—	(51)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	09/17/23		2,082	—	28
SimCorp A/S (MT)	OBFR +0.61% (Q)	GSC	06/28/24		202	—	—
Telenet Group Holding (MT)	OBFR +0.61% (Q)	GSC	05/18/24		255	—	10
Willis Towers Watson Public Limited Company (M)	OBFR +0.61% (Q)	GSC	05/16/24		375	—	42
Chr. Hansen Holding A/S (MT)	OBFR +0.00% (Q)	JPM	06/30/24		21	—	—
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	09/19/23		587	—	(116)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.55% (Q)	JPM	06/23/24		186	—	—
Wens Foodstuff Group Co., Ltd. (MT)	OBFR -3.40% (M)	JPM	02/09/26		1,992	—	(344)
						—	(431)
Total return swap agreements - paying return
EQUITY
Novozymes A/S (MT)	OBFR -0.35% (Q)	GSC	02/22/24		(673)	—	61
China Resources Microelectronics Limited (MT)	OBFR -0.30% (M)	JPM	09/18/23		(101)	—	5
Novozymes A/S (MT)	OBFR +0.00% (Q)	JPM	06/30/24		(22)	—	—
Vanchip(Tianjin)Technology Co., Ltd (MT)	OBFR -0.40% (M)	JPM	02/23/26		(19)	—	(7)
China Resources Microelectronics Limited (MT)	Federal Funds Effective Rate -9.34% (M)	MSC	09/25/23		(51)	—	9
IBIDEN Co., Ltd. (MT)	Tokyo Overnight Average Rate -0.45% (A)	MSC	02/23/26	JPY	(70,188)	—	(392)
						—	(324)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	466,743	80,447	336	547,526
Corporate Bonds And Notes	—	319,906	161	320,067
Non-U.S. Government Agency Asset-Backed Securities	—	114,408	30	114,438
Government And Agency Obligations	—	85,869	—	85,869
Senior Floating Rate Instruments[1]	—	10,402	1	10,403
Other Equity Interests	—	—	4,202	4,202
Preferred Stocks	1,247	—	170	1,417
Warrants	97	—	—	97
Rights	5	—	44	49
Short Term Investments	166,631	31,535	—	198,166
	634,723	642,567	4,944	1,282,234
Liabilities - Securities
Common Stocks	(216,988)	(3,820)	—	(220,808)
Investment Companies	(44,678)	—	—	(44,678)
Corporate Bonds And Notes	—	(328)	—	(328)
Short Term Investments	—	(22,990)	—	(22,990)
	(261,666)	(27,138)	—	(288,804)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,726	—	—	1,726
Centrally Cleared Interest Rate Swap Agreements	—	1,902	—	1,902
Centrally Cleared Credit Default Swap Agreements	—	136	—	136
Exchange Traded Futures Options	17	—	—	17
Exchange Traded Purchased Options	800	—	—	800
OTC Purchased Options	—	8	—	8
Open Forward Foreign Currency Contracts	—	1,409	—	1,409
OTC Interest Rate Swap Agreements	—	743	—	743
OTC Contracts for Difference	—	8,764	468	9,232
OTC Total Return Swap Agreements	—	182	23	205
	2,543	13,144	491	16,178
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,647)	—	—	(2,647)
Centrally Cleared Interest Rate Swap Agreements	—	(1,958)	—	(1,958)
Exchange Traded Futures Options	(1)	—	—	(1)
Exchange Traded Written Options	(3,205)	—	—	(3,205)
OTC Written Options	—	(55)	—	(55)
Open Forward Foreign Currency Contracts	—	(645)	—	(645)
OTC Contracts for Difference	—	(7,925)	(212)	(8,137)
OTC Total Return Swap Agreements	—	(960)	—	(960)
	(5,853)	(11,543)	(212)	(17,608)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 96.6%
China 24.5%
Alibaba Group Holding Limited (a) (b)	1,297	13,518
Alibaba Group Holding Limited - ADR (a)	2	127
Amoy Diagnostics Co., Ltd. - Class A	95	317
Anhui Conch Cement Company Limited - Class H	265	706
Anhui Gujing Distillery Company Limited - Class B	298	5,144
ANTA Sports Products Limited	121	1,245
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	8	137
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	16	184
Autohome Inc. - Class A - ADR	132	3,843
Baidu, Inc. - Class A (a) (b)	400	6,840
Bank of Ningbo Co., Ltd. - Class A	258	901
BeiGene, Ltd. - ADR (a)	1	125
Beijing Capital International Airport Co., Ltd. - Class H (a)	3,538	2,295
BYD Company Limited - Class H	36	1,158
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	6	104
China Construction Bank Corporation - Class H	9,089	5,893
China Longyuan Power Group Corporation Limited - Class H	1,811	1,869
China Mengniu Dairy Company Limited	1,899	7,175
China Merchants Bank Co., Ltd. - Class H	692	3,159
China National Building Material Co., Ltd. - Class H	1,142	706
China Oilfield Services Limited - Class A	1,819	3,487
China Oilfield Services Limited - Class H	501	519
China Overseas Holdings Limited	4,355	4,384
China Overseas Land & Investment Limited	178	389
China Pacific Insurance (Group) Co., Ltd. - Class H	215	556
China Resources Gas Group Limited	1,226	4,198
China Resources Land Limited	40	170
China Tourism Group Duty Free Corporation Limited - Class A	35	533
China Vanke Co., Ltd. - Class H	150	202
Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A (a)	282	3,266
Contemporary Amperex Technology Co., Limited - Class A	130	4,102
CSC Financial Co., Ltd. - Class H (b)	852	883
CSPC Pharmaceutical Group Limited	365	318
Eastroc Beverage(Group) Co., Ltd. - Class A	157	3,750
ENN energy Holdings Limited	133	1,670
Fuyao Glass Industry Group Co., Ltd. - Class A	780	3,856
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	24	100
GDS Holdings Ltd. - ADR (a)	4	46
Glodon Company Limited - Class A	102	458
Guangdong Investment Limited	2,292	1,982
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	112	639
H World Group Limited - ADR (a)	7	281
Haier Smart Home Co., Ltd - Class A	238	771
Haitian International Holdings Limited	2,067	4,843
Hangzhou Taige Medicine Technology Co., Ltd. - Class A	19	166
Hangzhou Taige Medicine Technology Co., Ltd. - Class H (b)	3	15
Hedy Holding Co., Ltd. - Class A	3,646	3,424
Hosa International Limited (a) (c) (d)	7,408	—
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	897	3,500
Joyy Inc. - Class A - ADR	9	281
KE Holdings Inc. - Class A - ADR (a)	504	7,485
Kingdee International Software Group Company Limited (a)	397	535
Kweichow Moutai Co., Ltd. - Class A	22	5,111
Li Ning Company Limited	1,271	6,861
Longfor Properties Co. Ltd.	957	2,334
Meituan - Class B (a) (b)	199	3,121
NARI Technology Co., Ltd. - Class A	1,221	3,893
NetEase, Inc.	16	307
Ningbo Tuopu Group Co., Ltd. - Class A	20	220
Ping An Insurance (Group) Co of China Ltd - Class H	251	1,600
Proya Cosmetics Co., Ltd. - Class A	49	752
Qingdao Haier Biomedical Co Ltd - Class A	271	1,921
Remegen, Ltd. - Class A (a)	7	50
Remegen, Ltd. - Class H (a) (b) (c)	21	94
Shandong Weigao Group Medical Polymer Company Limited - Class H	2,447	3,204
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H (c)	14	39
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	62	193
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	121	3,086
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,539	3,601
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	13	554
Shenzhou International Group Holdings Limited	1,155	11,077
Sinoma Science & Technology Co., Ltd. - Class A	480	1,359
Sinopharm Group Co. Ltd. - Class H	166	518
Sunresin New Materials Co., Ltd,Xi'an - Class A	310	2,660
Tencent Holdings Limited	253	10,770
Tingyi (Cayman Islands) Holding Corp.	1,286	2,002
Tongcheng-Elong Holdings Limited (a) (b)	2,353	4,941
Tongdao Liepin Group (a) (b) (c)	2,031	2,360
Trip.com Group Limited (a)	177	6,201
Trip.com Group Limited - ADR (a)	16	548
Tsingtao Brewery Co., Ltd. - Class H	518	4,729
Weichai Power Co., Ltd. - Class A	2,530	4,348
WuXi AppTec Co., Ltd. - Class A	27	231
WuXi AppTec Co., Ltd. - Class H (b)	685	5,487
Wuxi Biologics Cayman Inc (a) (b)	106	509
Xiamen Faratronic Co., Ltd. - Class A	243	4,598
Yadea Group Holdings Ltd (b)	2,018	4,607
Yangzijiang Shipbuilding (Holdings) Ltd.	3,858	4,301
Yifeng Pharmacy Chain Co., Ltd. - Class A	47	238
Yunnan Energy New Material Co., Ltd. - Class A (a)	91	1,215
Zhejiang Hangke Technology Incorporated Company - Class A	111	466
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	568	528
ZTO Express (Cayman) Inc. - Class A - ADR	249	6,239
		229,128
India 12.7%
Ambuja Cements Limited	298	1,554
Apollo Hospitals Enterprise Limited	9	578
Ashok Leyland Limited	666	1,365
Axis Bank Limited	383	4,622
Bajaj Auto Limited	22	1,262
Bharti Airtel Limited	302	3,244
Cipla Limited	23	282
Computer Age Management Services Private Limited	170	4,562
Divis Laboratories Limited	181	7,914
Eicher Motors Limited	6	245
Godrej Consumer Products Limited (a)	113	1,497
HDFC Life Insurance Company Limited (b)	93	742
HDFC Bank Limited	67	1,402
Hindalco Industries Limited	554	2,857
Hindustan Unilever Limited	59	1,929
ICICI Bank Limited	1,273	14,537
Indiamart Intermesh Limited	91	3,139
KFIN Technologies Limited (a)	467	2,114
Kotak Mahindra Bank Limited	592	13,360
Larsen and Toubro Limited	92	2,780
Mahindra and Mahindra Limited	18	326
Mankind Pharma Limited (a)	—	7
Maruti Suzuki India Limited	4	532
Oracle Financial Services Software Limited	176	8,294
Petronet LNG Limited	1,490	4,056
Power Grid Corporation of India Limited	246	768
Reliance Industries Limited	317	9,882
SBI Life Insurance Company Limited (b)	55	878
Shree Cement Limited	12	3,494
Shriram Finance Limited	216	4,586

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Tata Steel Limited	286	392
Tech Mahindra Limited	260	3,602
UPL Limited	477	4,011
Varun Beverages Limited	131	1,282
WNS (Holdings) Limited - ADR (a)	91	6,687
Zomato Limited (a)	480	443
		119,225
Taiwan 10.0%
Accton Technology Corporation	134	1,514
ADDCN Technology Co., Ltd.	730	4,763
Airtac International Group	168	5,537
ASE Technology Holding Co., Ltd.	1,403	4,986
BizLink Holding Inc.	368	3,832
E Ink Holdings Inc.	393	2,855
Hon Hai Precision Industry Co., Ltd.	2,474	9,006
Kerry TJ Logistics Company Limited	1,989	2,508
MediaTek Inc.	235	5,214
Momo.Com Inc.	106	2,356
Nanya Technology Corporation	1,324	3,027
Sporton International Inc.	630	5,160
Taiwan Semiconductor Manufacturing Company Limited	2,289	42,484
		93,242
South Korea 9.4%
Amorepacific Corporation	16	1,167
CJ CheilJedang Corp.	10	2,012
Coupang, Inc. - Class A (a)	254	4,420
Duzon Bizon Co., Ltd.	67	1,585
Hanon Systems	35	243
Hyundai Mobis Co., Ltd.	2	300
Hyundai Motor Company	38	5,985
Koh Young Technology Inc.	258	3,035
Leeno Industrial Inc.	39	4,379
LOTTE Chemical Corporation	23	2,723
Nice Information Service Co., Ltd.	392	3,047
POSCO Holdings Inc.	2	706
S-1 Corporation (c)	124	5,027
Samsung C&T Corporation	8	627
Samsung Electronics Co Ltd	702	38,711
Saramin Co., Ltd.	204	3,008
SK Hynix Inc.	50	4,401
SK Telecom Co., Ltd.	39	1,388
SKC Co., Ltd.	17	1,243
Webcash Co., Ltd. (a)	183	1,677
Younglimwon Soft Lab Co., Ltd.	281	1,837
		87,521
Brazil 8.1%
Banco BTG Pactual S/A	803	5,291
BB Seguridade Participacoes S/A	110	704
Boa Vista Servicos S/A	5,122	8,462
Caixa Seguridade Participacoes S/A	1,937	4,166
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	147	1,747
Hapvida Participacoes E Investimentos S/A (b)	3,404	3,121
Klabin S.A.	859	3,915
Lojas Renner S/A.	1,182	4,951
Magazine Luiza S.A.	957	676
Multiplan Empreendimentos Imobiliarios S/A	752	4,358
NU Holdings Ltd. - Class A (a)	1,094	8,634
Petroleo Brasileiro S/A Petrobras.	218	1,513
Porto Seguro S/A	815	4,797
Raia Drogasil S.A.	77	477
Tegma Gestao Logistica S.A.	2,300	10,543
TIM S.A	404	1,235
TOTVS S.A.	717	4,509
Vale S.A. - ADR	199	2,675
Vasta Platform Limited - Class A (a) (c) (e)	1,077	3,607
		75,381
Mexico 5.6%
Arca Continental S.A.B. de C.V.	261	2,681
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	55	81
Corporacion Moctezuma S.A.B. de C.V.	1,735	6,133
Fomento Economico Mexicano, S.A. B. De C.V. - ADR	71	7,870
Fresnillo PLC	319	2,482
GRUMA, S.A.B. de C.V. - Class B	281	4,518
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	252	4,541
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	18	3,146
Grupo Mexico, S.A.B. de C.V. - Class B	1,199	5,767
Qualitas Controladora, S.A.B. De C.V. (c)	1,330	9,842
Wal - Mart de Mexico, S.A.B. de C.V.	1,329	5,271
		52,332
Poland 4.2%
Allegro.eu (a) (b)	876	6,895
Dino Polska Spolka Akcyjna (a) (b)	90	10,503
Grupa Pracuj Spolka Akcyjna	797	11,050
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	365	3,545
Wirtualna Polska Holding SA	245	6,954
		38,947
Thailand 3.1%
Bangkok Dusit Medical Services Public Company Limited.	3,961	3,108
Central Pattana Public Company Limited	99	184
Fabrinet (a)	42	5,405
Humanica Limited	9,756	2,483
KASIKORNBANK Public Company Limited	808	2,959
Land and Houses Public Company Limited - NVDR	7,584	1,809
Land and Houses Public Company Limited	2,481	592
PTT Exploration And Production Public Company Limited	577	2,445
Siam Commercial Bank Public Company Limited	1,059	3,185
Union Auction Public Company Limited	25,864	6,913
		29,083
Hong Kong 2.9%
AIA Group Limited	1,384	14,049
Galaxy Entertainment Group Limited (a)	624	3,981
Hong Kong Exchanges and Clearing Limited	115	4,349
Techtronic Industries Company Limited	347	3,803
The Wharf (Holdings) Limited	67	159
Yuexiu Property Company Limited	124	144
Zhongsheng Group Holdings Limited	126	483
		26,968
Indonesia 2.9%
PT Avia Avian Tbk	60,305	2,682
PT Bank Central Asia Tbk	14,699	9,044
PT Bank Rakyat Indonesia (Persero) Tbk.	27,013	9,864
PT Dayamitra Telekomunikasi	56,424	2,507
PT Sarana Menara Nusantara Tbk	40,379	2,849
		26,946
South Africa 1.8%
Capitec Bank Holdings	49	4,061
Clicks Group (c)	162	2,251
Discovery (a)	97	750
Firstrand Ltd	1,197	4,353
Gold Fields Limited	119	1,661
Kumba Iron Ore Ltd (b) (c)	96	2,256
Naspers Limited - Class N	5	946
Sibanye Stillwater	219	338
		16,616
Malaysia 1.6%
Carlsberg Brewery Malaysia Berhad	1,081	4,716
CIMB Group Holdings Berhad	4,834	5,247
Heineken Malaysia Berhad	959	5,373
		15,336
United Kingdom 1.6%
Airtel Africa PLC	458	628
Anglo American PLC	42	1,187
Baltic Classifieds Group PLC	4,779	11,148
Hikma Pharmaceuticals Public Limited Company	7	158
Standard Chartered PLC	237	2,058
		15,179
Saudi Arabia 1.6%
Saudi Basic Industries Corporation	136	3,213

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Saudi British Bank	728	7,449
Saudi Telecom Company	54	629
The Saudi National Bank	381	3,752
		15,043
Hungary 1.4%
MOL Hungarian Oil and Gas Public Limited Company	86	757
OTP Bank Nyrt.	154	5,482
Wizz Air Holdings PLC (a) (b)	199	6,936
		13,175
Netherlands 0.9%
BE Semiconductor Industries N.V.	32	3,526
Prosus N.V. - Class N (c)	66	4,814
		8,340
United States of America 0.7%
EPAM Systems, Inc. (a)	31	6,873
Singapore 0.7%
Haw Par Corporation Limited	479	3,319
Jardine Cycle & Carriage Limited	119	3,059
		6,378
Argentina 0.6%
Globant S.A. (a)	33	5,889
Chile 0.5%
Banco de Chile	45,245	4,723
Switzerland 0.5%
Lafarge	69	4,616
Luxembourg 0.4%
Tenaris S.A.	262	3,937
Kazakhstan 0.4%
Kaspi.Kz, AO - GDR (f)	46	3,619
Philippines 0.3%
Ayala Land Inc.	350	155
BDO Unibank, Inc.	1,024	2,563
		2,718
Spain 0.2%
Banco Bilbao Vizcaya Argentaria, S.A. - ADR (c)	215	1,652
United Arab Emirates 0.0%
Emaar Properties PJSC	165	287
NMC Health PLC (d)	119	—
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR (a) (b) (d)	2	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Public Joint Stock Society Oil Company Lukoil - ADR (a) (b) (d)	47	—
TCS Group Holding PLC - GDR (a) (b) (d)	71	—
Yandex N.V. - Class A (a) (b) (d)	158	—
Total Common Stocks (cost $945,524)		903,154
PREFERRED STOCKS 1.0%
Brazil 0.9%
Banco Bradesco S.A. (g)	2,340	8,073
South Korea 0.1%
Samsung Electronics Co Ltd, 1.00% (h)	25	1,113
Total Preferred Stocks (cost $9,133)		9,186
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
iShares Core MSCI Emerging Markets ETF	101	4,997
Total Investment Companies (cost $5,042)		4,997
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.78% (e) (i)	12,860	12,860
T. Rowe Price Government Reserve Fund, 5.06% (e) (i)	1,009	1,009
		13,869
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (e) (i)	2,594	2,594
Total Short Term Investments (cost $16,463)		16,463
Total Investments 99.9% (cost $976,162)		933,800
Other Assets and Liabilities, Net 0.1%		1,171
Total Net Assets 100.0%		934,971

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $3,619 and 0.4% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL Multi-Manager Emerging Markets Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Vasta Platform Limited - Class A	4,307	—	—	—	—	(700)	3,607	0.4

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	01/07/21	18,217	13,518	1.5
Allegro.eu	08/31/22	4,612	6,895	0.7
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/10/21	453	184	—
Baidu, Inc. - Class A	02/24/22	6,540	6,840	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CSC Financial Co., Ltd. - Class H	02/18/21	1,013	883	0.1
Dino Polska Spolka Akcyjna	07/07/20	5,151	10,503	1.1
Fuyao Glass Industry Group Co., Ltd. - Class H	05/17/23	95	100	—
Hangzhou Taige Medicine Technology Co., Ltd. - Class H	04/09/21	50	15	—
Hapvida Participacoes E Investimentos S/A	02/14/22	5,718	3,121	0.3
HDFC Life Insurance Company Limited	04/24/23	618	742	0.1
Kumba Iron Ore Ltd	11/16/22	2,678	2,256	0.2
Meituan - Class B	02/24/22	3,744	3,121	0.3
Public Joint Stock Company Gazprom	11/23/21	5,367	—	—
Public Joint Stock Company Mobile Telesystems	11/16/21	876	—	—
Public Joint Stock Company Novatek	01/04/17	2,678	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	03/02/22	541	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	8,676	—	—
Public Joint Stock Society Oil Company Lukoil	01/15/21	3,890	—	—
Remegen, Ltd. - Class H	12/08/21	88	94	—
SBI Life Insurance Company Limited	03/16/22	805	878	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	07/24/20	4,563	4,941	0.5
Tongdao Liepin Group	04/22/20	4,337	2,360	0.3
Wizz Air Holdings PLC	04/16/20	5,856	6,936	0.8
WuXi AppTec Co., Ltd. - Class H	04/09/21	8,563	5,487	0.6
Wuxi Biologics Cayman Inc	12/23/22	722	509	0.1
Yadea Group Holdings Ltd	11/02/22	3,642	4,607	0.5
Yandex N.V. - Class A	02/25/21	5,739	—	—
		114,100	73,990	7.9

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/IDR	SSB	07/03/23	IDR	(2,959,907)	(197)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	187,357	715,797	—	903,154
Preferred Stocks	9,186	—	—	9,186
Investment Companies	4,997	—	—	4,997
Short Term Investments	16,463	—	—	16,463
	218,003	715,797	—	933,800
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.3%
Japan 19.5%
Adastria Co., Ltd.	83	1,771
Alfresa Holdings Corporation	53	791
Anicom Holdings, Inc.	140	613
Appier Group, Inc. (a)	91	1,110
BayCurrent Consulting , Inc.	66	2,472
Bengo4.com, Inc. (a) (b)	86	2,309
Canon Marketing Japan Inc. (b)	38	946
Citizen Watch Co., Ltd.	144	869
COLOPL, Inc.	253	1,145
Credit Saison Co., Ltd	244	3,746
Daido Steel Co., Ltd.	28	1,171
Daiwabo Holdings Co., Ltd.	64	1,247
Demae-Can Co., Ltd (a) (b)	106	297
DMG Mori Co., Ltd. (b)	157	2,734
EDION Corporation (b)	94	948
eGuarantee, Inc.	136	1,815
Electric Power Development Co., Ltd. - Class D	318	4,683
Freee K.K. (a) (b)	34	781
Fujikura Ltd.	311	2,611
Ga Technologies Co., Ltd. (a)	143	1,419
GMO Payment Gateway, Inc.	27	2,140
Gulliver International Co., Ltd.	147	897
GungHo Online Entertainment, Inc.	74	1,459
HANWA Co., Ltd.	42	1,331
Hosiden Corporation.	59	737
Infomart Corporation	807	1,858
Inter Action Corporation	51	495
IRISO Electronics Co., Ltd.	65	1,897
istyle Inc. (a) (b)	191	737
JAFCO Group Co., Ltd.	68	865
Japan Elevator Service Holdings Co., Ltd.	112	1,477
JEOL Ltd.	71	2,533
JMDC Inc.	46	1,849
JTEKT Corporation	105	951
Kamakura Shinsho, Ltd.	268	1,352
KATITAS Co., Ltd.	150	2,600
KH Neochem Co., Ltd. (b)	145	2,363
Kitanotatsujin Corporation	512	1,032
Kobe Bussan Co., Ltd.	72	1,872
Kobe Steel, Ltd.	100	918
Komeri Co., Ltd.	35	703
Kuraray Co., Ltd. (b)	72	698
Lawson, Inc.	26	1,158
Locondo, Inc. (a)	98	1,215
M&A Research Institute Inc. (a) (b)	37	2,945
Macnica Holdings, Inc.	35	1,434
Medipal Holdings Corporation	58	952
MegaChips Corporation	113	2,929
Mitsubishi Motors Corporation	366	1,277
NHK SPRING Co., Ltd.	113	828
NISHIMATSUYA CHAIN Co., Ltd. (b)	82	967
NS United Kaiun Kaisha, Ltd. (b)	50	1,202
Optex Group Co., Ltd.	127	1,787
Outsourcing Inc.	186	1,769
Raksul, Inc. (a) (b)	343	3,233
Rakus Co., Ltd.	124	2,108
Sankyo Co., Ltd.	75	3,020
Sansan, Inc. (a)	121	1,422
SHIFT, Inc. (a)	17	3,196
Shima Seiki Mfg., Ltd.	80	1,032
SKY Perfect JSAT Holdings Inc.	253	1,006
Snow Peak, Inc. (b)	94	1,225
Sojitz Corporation	261	5,783
Taiheiyo Cement Corporation	51	999
Takashimaya Company, Limited	117	1,634
TechnoPro Holdings, Inc.	105	2,271
The Yokohama Rubber Co., Ltd. (b)	41	902
Tokyo Steel Manufacturing Co., Ltd.	193	1,828
Tokyo Tatemono Co., Ltd. (b)	130	1,680
Tokyu Fudosan Holdings Corporation	291	1,669
Toyo Tire Corporation	82	1,086
transcosmos inc.	48	1,180
Tsugami Corporation	311	2,998
Visional,Inc. (a) (b)	46	2,524
Wealthnavi Inc. (a) (b)	142	1,333
		124,834
United Kingdom 9.9%
Abcam PLC - ADR (a)	136	3,329
Alpha Group International PLC	131	3,541
Angle PLC (a) (b)	845	137
Auto Trader Group PLC	324	2,517
B&M European Value Retail S.A.	672	4,766
Balfour Beatty PLC	209	906
Baltic Classifieds Group PLC	1,282	2,991
Bytes Technology Group PLC	369	2,466
Centrica PLC	3,716	5,870
Diploma PLC	67	2,526
Dotdigital Group PLC	959	1,034
Drax Group PLC	119	881
Dunelm Group PLC	95	1,351
FD Technologies Public Limited Company (a) (b)	96	2,342
Games Workshop Group PLC	50	6,913
Inchcape PLC	144	1,420
Investec PLC	482	2,706
Jet2 PLC	57	907
Keller Group PLC	114	1,011
Marks and Spencer Group PLC (a)	628	1,540
Molten Ventures PLC (a)	200	681
Naked Wines PLC (a) (b)	374	450
OSB Group PLC	298	1,826
Oxford Nanopore Technologies PLC (a)	537	1,457
Redde Northgate PLC	413	1,967
RS Group PLC	288	2,784
Team17 Group PLC (a)	282	1,293
Trustpilot Group PLC (a)	824	712
Victoria P.L.C. (a) (b)	419	3,127
		63,451
Taiwan 8.9%
Airtac International Group	194	6,410
ASPEED Technology Inc.	45	4,128
Chroma ATE Inc.	587	4,747
E Ink Holdings Inc.	240	1,744
Giga-Byte Technology Co., Ltd.	726	5,702
Global Unichip Corp.	157	8,173
International Games System Co., Ltd.	41	819
Kindom Construction Corp.	723	699
King Yuan ELECTRONICS CO., LTD.	1,337	2,458
Radiant Opto-Electronics Corporation	1,286	4,556
SIBON Electronics Co., Ltd.	206	2,451
Simplo Technology Co., Ltd.	473	5,008
Supreme Electronics Co., Ltd.	681	1,062
T3EX Global Holdings Corp.	530	1,213
TaiDoc Technology Corporation	144	864
TCI Co., Ltd.	158	905
Wistron Corporation	2,055	6,014
		56,953
Sweden 6.7%
Addtech AB - Class B	299	6,514
Avanza Bank Holding AB (b)	268	5,450
Betsson AB - Class B (a)	88	933
CellaVision AB (b)	24	411
Elekta AB (publ) - Class B (b)	186	1,439
Hemnet AB	153	2,681
HMS Networks AB	76	3,721
NCAB Group AB (publ) (c)	331	2,579
Nordnet AB	164	2,190
Paradox Interactive AB (publ)	92	2,338
Sdiptech AB (publ) - Class B (a)	72	1,783
SSAB AB - Class B	804	5,580
Storskogen Group AB (publ)	861	788
Storytel AB (publ) - Class B (a) (b)	63	196
Thule Group AB (c)	90	2,647
Vitec Software Group AB (publ) - Class B	41	2,088
VNV Global AB (publ) (a) (b)	319	592

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Xvivo Perfusion Aktiebolag (a)	40	1,123
		43,053
Italy 6.1%
Ariston Holding N.V.	235	2,490
Banca Mediolanum SpA	254	2,300
Banco BPM Societa' Per Azioni	1,087	5,049
Bper Banca Spa	1,720	5,225
Brunello Cucinelli S.p.A.	54	4,732
Iveco Group N.V. (a)	302	2,719
Reply S.p.A.	35	4,002
Stevanato Group Societa' Per Azioni	85	2,748
Technogym S.p.A. (c)	341	3,153
Technoprobe S.p.A. (a)	386	3,051
Unipol Gruppo S.p.A.	651	3,479
		38,948
Canada 5.5%
AGF Management Limited - Class B	543	3,219
Artis Real Estate Investment Trust	127	693
Canfor Corporation (a)	64	1,143
Cargojet Inc.	38	2,728
Celestica Inc. (a)	103	1,495
Docebo Canada Inc. (a) (b)	71	2,807
Exchange Income Corporation	62	2,461
Interfor Corporation (a)	51	954
Kinaxis Inc. (a)	44	6,314
Parex Resources Inc.	186	3,721
Prairiesky Royalty Ltd.	222	3,876
Russel Metals Inc.	121	3,366
Stelco Holdings Inc.	22	710
The Descartes Systems Group Inc. (a)	24	1,950
		35,437
South Korea 4.9%
BNK Financial Group Inc.	158	833
Dongkuk Cm Co Ltd. (a)	27	226
Dongkuk Steel Mill Co., Ltd. (a)	45	368
Dongkuk Steel Mill Co., Ltd. (b)	14	192
Duzon Bizon Co., Ltd.	61	1,438
GS Engineering & Construction Corp.	48	687
Hanwha Corporation	87	1,986
Hyundai Marine & Fire Insurance Co., Ltd.	89	2,113
JB Financial Group Co., Ltd.	152	978
JYP Entertainment Corporation	8	840
Koh Young Technology Inc.	280	3,301
LOTTE Fine Chemical Co,. Ltd.	20	1,063
LS Corp.	27	1,939
LX International Corp.	112	3,081
Park Systems Corp.	13	1,856
Poongsan Corporation	37	1,225
Posco International Corporation (b)	188	5,724
Silicon Works Co., Ltd.	13	1,154
Wanted Lab, Inc. (a)	57	549
Youngone Corporation	35	1,710
		31,263
Germany 4.3%
Aumann AG (c)	43	654
Aurubis AG	27	2,324
AUTO1 Group SE (a)	116	1,074
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	4	149
Hensoldt AG	86	2,816
HOCHTIEF Aktiengesellschaft	9	768
Hypoport SE - Class N (a)	31	5,682
Klockner & Co SE - Class N	103	1,001
New Work SE - Class N	12	1,565
Puma SE	55	3,311
Salzgitter Aktiengesellschaft	37	1,341
Scout24 SE (c)	50	3,174
Sudzucker AG	50	889
tonies SE (a)	273	1,461
Veganz Group AG (a) (c)	10	163
Wustenrot & Wurttembergische AG - Class N	52	891
		27,263
Australia 4.1%
Charter Hall Retail REIT	306	740
Cleanspace Holdings Limited (a)	185	25
Coronado Global Resources Inc. - CDI (c)	772	796
Eagers Automotive Limited	99	894
GrainCorp Limited - Class A	514	2,693
Helia Group Limited	366	845
HUB24 Limited	165	2,820
JB Hi-Fi Limited (b)	160	4,701
Lovisa Holdings Limited	184	2,387
Metcash Limited	1,081	2,719
Netwealth Group Limited	225	2,088
Oramelius Resources Limited	778	659
Perenti Limited (b)	1,330	909
Steadfast Group Ltd	523	2,101
Super Retail Group Limited	138	1,059
Vulcan Energy Resources Limited (a)	187	527
		25,963
India 3.8%
Birlasoft Solutions Ltda	427	5,706
Campus Activewear Limited (a)	496	1,882
CESC Ltd	935	822
Creditaccess Grameen Limited (a) (c)	160	2,446
National Aluminium Co Ltd	4,209	4,230
Power Finance Corporation Limited	2,230	5,891
PVR Inox Limited (a)	48	813
Redington Limited	428	975
UPL Limited	218	1,830
		24,595
Switzerland 2.9%
Bachem Holding AG - Class N	21	1,865
Bossard Holding AG	11	2,555
Global Blue Group Holding AG (a) (b)	350	1,708
medmix AG	157	4,161
Sensirion Holding AG (a) (c)	43	4,657
Siegfried Holding AG - Class N	2	1,836
u-blox Holding AG - Class N	16	1,749
		18,531
China 1.8%
Bondex Supply Chain Management Co., Ltd. - Class A	318	2,139
China Overseas Holdings Limited	1,990	2,003
FinVolution Group - Class A - ADR	204	940
Hello Group Inc. - ADR	496	4,767
Xiamen Faratronic Co., Ltd. - Class A	84	1,586
		11,435
Mexico 1.8%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	528	1,955
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	175	2,437
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	233	2,479
Qualitas Controladora, S.A.B. De C.V. (b)	319	2,358
Regional, S.A.B. De C.V.	294	2,132
		11,361
Norway 1.5%
Elkem ASA (c)	342	792
Eurizon Opportunita	153	1,019
Golden Ocean Group Limited	229	1,725
Kongsberg Gruppen ASA	72	3,262
MPC Container Ships ASA	963	1,643
Norwegian Air Shuttle ASA (a)	1,222	1,173
		9,614
Denmark 1.3%
ALK-Abello A/S - Class B (a)	297	3,248
Dampskibsselskabet NORDEN A/S	31	1,554
Royal Unibrew A/S	26	2,325
Torm PLC - Class A	60	1,458
		8,585
Saudi Arabia 1.3%
Al Hammadi Company For Development And Investment	259	4,213
ALDREES Petroleum & Transport Services Company	71	2,351

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BUPA Arabia for Cooperative Insurance Company	36	1,801
		8,365
France 1.3%
ESI Group (a)	16	2,578
Gaztransport Et Technigaz	30	3,053
Soitec (a)	16	2,638
		8,269
Brazil 1.3%
CI&T Inc - Class A (a)	227	1,421
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,743
Companhia De Saneamento Do Pardo - Sanepardo	169	773
Grupo SBF S/A	962	2,669
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A.	657	1,662
		8,268
Belgium 1.2%
D'Ieteren Group	23	4,050
Melexis	19	1,862
Proximus	209	1,555
		7,467
Turkey 1.0%
Anadolu Efes Biracilik Ve Malt San.A.S. - Class A	270	694
Enerjisa Enerji Anonim Sirketi	520	704
Sok Marketler Ticaret A.S.	2,208	2,841
Turk Hava Yollari A.O. - Class A (a)	91	684
Turk Traktor - Class A	100	1,569
		6,492
Thailand 1.0%
AP (Thailand) Public Company Limited	2,708	880
Regional Container Lines Public Co Ltd	3,141	2,107
Sansiri Public Company Limited	31,015	1,686
Supalai Public Company Limited	2,439	1,392
		6,065
Israel 0.8%
Maytronics Ltd.	259	3,547
Nayax Ltd (a)	74	1,387
		4,934
Singapore 0.7%
Golden Agri-Resources Ltd.	5,759	1,045
Sembcorp Industries Ltd	591	2,518
Yanlord Land Group Limited (a)	1,646	933
		4,496
Bermuda 0.7%
Autostore Holdings Ltd (a) (b) (c)	1,426	3,112
Hafnia Limited	240	1,174
		4,286
Hong Kong 0.7%
Hypebeast Limited (a)	6,142	240
Johnson Electric Holdings Limited	1,141	1,466
Kerry Properties Limited	898	1,864
Skyworth Group Limited (b)	1,380	612
		4,182
Argentina 0.5%
Globant S.A. (a)	18	3,164
Indonesia 0.5%
PT Erajaya Swasembada Tbk	33,856	1,086
PT Indo Tambangraya Megah Tbk	1,264	2,040
		3,126
Vietnam 0.5%
FPT Corporation	842	3,075
Finland 0.5%
Nanoform Finland Oy (a) (b)	219	458
Outokumpu Oyj (b)	486	2,603
		3,061
Spain 0.4%
Acerinox, S.A.	118	1,259
Compania De Distribucion Integral Logista Holdings, S.A.	52	1,414
		2,673
Austria 0.4%
Raiffeisen Bank International AG	168	2,659
United States of America 0.4%
Burford Capital Limited - Class C	188	2,288
Cellectis - ADR (a)	134	264
		2,552
Faroe Islands 0.4%
P/F Bakkafrost Sales	40	2,401
Ireland 0.3%
Keywords Studios PLC	79	1,812
Hungary 0.2%
Wizz Air Holdings PLC (a) (c)	42	1,474
New Zealand 0.1%
Volpara Health Technologies Limited (a) (b)	1,828	915
Luxembourg 0.1%
Aperam (b)	24	750
Russian Federation 0.0%
Cian PLC - ADR (a) (c) (d)	267	—
Headhunter Group PLC - ADR (a) (c) (d)	44	—
Total Common Stocks (cost $665,531)		621,772
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	29	3,226
Total Investment Companies (cost $3,158)		3,226
SHORT TERM INVESTMENTS 2.4%
Investment Companies 2.1%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	13,434	13,434
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (e) (f)	1,968	1,968
Total Short Term Investments (cost $15,402)		15,402
Total Investments 100.2% (cost $684,091)		640,400
Other Assets and Liabilities, Net (0.2)%		(1,395)
Total Net Assets 100.0%		639,005

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/19/21	723	654	0.1
Autostore Holdings Ltd	08/25/22	2,065	3,112	0.5
Cian PLC	11/05/21	4,268	—	—
Coronado Global Resources Inc.	03/15/22	1,078	796	0.1
Creditaccess Grameen Limited	12/09/21	1,307	2,446	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Multi-Manager International Small Cap Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Elkem ASA	03/15/22	1,207	792	0.1
Headhunter Group PLC	04/20/21	1,643	—	—
NCAB Group AB (publ)	04/05/23	2,054	2,579	0.4
Scout24 SE	01/04/22	3,261	3,174	0.5
Sensirion Holding AG	04/19/21	3,124	4,657	0.7
Technogym S.p.A.	08/13/18	3,110	3,153	0.5
Thule Group AB	06/21/22	2,139	2,647	0.4
Veganz Group AG	11/04/21	993	163	—
Wizz Air Holdings PLC	12/23/21	2,111	1,474	0.3
		29,083	25,647	4.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	72,580	549,192	—	621,772
Investment Companies	3,226	—	—	3,226
Short Term Investments	15,402	—	—	15,402
	91,208	549,192	—	640,400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 94.7%
Industrials 19.8%
3M Company	186	18,661
Advanced Drainage Systems, Inc.	13	1,513
Aerojet Rocketdyne Holdings, Inc. (a)	68	3,740
AGCO Corporation	37	4,803
Alaska Air Group, Inc. (a)	121	6,461
AMETEK, Inc.	103	16,674
APi Group Corp (a)	121	3,307
Atkore Inc. (a)	9	1,372
ATS Corporation (a)	64	2,963
ATS Corporation (a) (b)	10	438
CAE Inc. (a)	69	1,544
Carrier Global Corporation	98	4,882
Clean Harbors, Inc. (a)	16	2,631
CoStar Group, Inc. (a)	83	7,425
Equifax Inc.	26	6,185
Fortive Corporation	216	16,188
FTI Consulting, Inc. (a)	18	3,414
Generac Holdings Inc. (a)	52	7,680
Genpact Limited	143	5,388
Graco Inc.	91	7,933
Hubbell Incorporated	12	3,979
IDEX Corporation	44	9,471
J.B. Hunt Transport Services, Inc.	34	6,083
Knorr - Bremse Aktiengesellschaft - ADR	364	6,935
Landstar System, Inc.	24	4,525
Leidos Holdings, Inc.	68	6,034
Lincoln Electric Holdings, Inc.	20	3,973
Lindsay Corporation	17	2,053
ManpowerGroup Inc.	46	3,684
Masonite International Corporation (a)	22	2,243
Maximus, Inc.	66	5,573
Mueller Water Products, Inc. - Class A	644	10,449
Nordson Corporation	41	10,175
Oshkosh Corporation	40	3,487
Owens Corning	34	4,372
Parker-Hannifin Corporation	9	3,315
Paycom Software, Inc.	23	7,367
Paylocity Holding Corporation (a)	8	1,439
Regal Rexnord Corporation	32	4,891
Republic Services, Inc.	37	5,591
Resideo Technologies, Inc. (a)	144	2,550
Rockwell Automation, Inc.	25	8,072
Rollins, Inc.	80	3,425
SiteOne Landscape Supply, Inc. (a)	57	9,577
Textron Inc.	102	6,912
The Middleby Corporation (a)	44	6,460
The Toro Company	152	15,451
TransUnion	40	3,100
Vertiv Holdings Co - Class A	122	3,029
Werner Enterprises, Inc.	38	1,676
WillScot Mobile Mini Holdings Corp. - Class A (a)	103	4,903
Xylem Inc.	70	7,906
		301,902
Information Technology 15.6%
Akamai Technologies, Inc. (a)	102	9,212
Amphenol Corporation - Class A	238	20,194
ANSYS, Inc. (a)	13	4,128
Asana, Inc. - Class A (a)	152	3,361
Autodesk, Inc. (a)	44	9,003
Bentley Systems, Incorporated - Class B	51	2,787
Bill Holdings, Inc. (a)	39	4,544
Black Knight, Inc. (a)	45	2,712
CDW Corp.	12	2,129
Cloudflare, Inc. - Class A (a)	47	3,063
Datadog, Inc. - Class A (a)	37	3,639
DoubleVerify Holdings, Inc. (a)	113	4,388
Emersub CX, Inc. (a)	8	1,384
Everbridge, Inc. (a)	43	1,154
Fair Isaac Corporation (a)	12	9,523
Flex Ltd. (a)	257	7,092
Gartner, Inc. (a)	25	8,596
Hewlett Packard Enterprise Company	238	4,007
Keysight Technologies, Inc. (a)	19	3,182
Lattice Semiconductor Corporation (a)	30	2,909
Marvell Technology, Inc.	68	4,077
MKS Instruments, Inc.	65	7,027
MongoDB, Inc. - Class A (a)	32	13,298
Motorola Solutions, Inc.	14	4,077
Murata Manufacturing Co., Ltd. - ADR (b)	52	752
NCR Corporation (a)	94	2,379
Nutanix, Inc. - Class A (a)	240	6,732
Okta, Inc. - Class A (a)	170	11,790
Palo Alto Networks, Inc. (a)	31	7,793
Pure Storage, Inc. - Class A (a)	339	12,500
Roper Technologies, Inc.	6	2,772
Skyworks Solutions, Inc.	57	6,320
Splunk Inc. (a)	19	1,995
Synopsys, Inc. (a)	15	6,313
Teledyne Technologies Incorporated (a)	6	2,302
Teradyne, Inc.	47	5,206
Western Digital Corporation (a)	149	5,671
Workday, Inc. - Class A (a)	69	15,699
Workiva Inc. - Class A (a)	26	2,603
Zscaler, Inc. (a)	73	10,753
		237,066
Health Care 15.2%
Abcam PLC - ADR (a)	134	3,269
Align Technology, Inc. (a)	24	8,487
argenx SE - ADR (a)	1	351
Avantor, Inc. (a)	117	2,413
Becton, Dickinson and Company	3	814
Bio-Rad Laboratories, Inc. - Class A (a)	11	3,981
Bio-Techne Corporation	112	9,175
Dentsply Sirona Inc.	615	24,616
DexCom, Inc. (a)	78	10,088
Doximity, Inc. - Class A (a)	62	2,106
Edwards Lifesciences Corporation (a)	115	10,848
Globus Medical, Inc. - Class A (a)	137	8,183
HealthEquity, Inc. (a)	28	1,789
Hologic, Inc. (a)	67	5,441
Icon Public Limited Company (a)	17	4,278
ICU Medical, Inc. (a)	13	2,283
IDEXX Laboratories, Inc. (a)	22	10,759
Integra LifeSciences Holdings Corporation (a)	60	2,481
Maravai LifeSciences Holdings, Inc. - Class A (a)	70	870
Mettler-Toledo International Inc. (a)	4	5,683
Molina Healthcare, Inc. (a)	14	4,157
NuVasive, Inc. (a)	18	769
Quest Diagnostics Incorporated	48	6,743
Repligen Corporation (a)	25	3,579
Silk Road Medical, Inc. (a)	69	2,255
Smith & Nephew PLC - ADR (b)	366	11,806
STAAR Surgical Company (a)	35	1,825
Steris Limited	50	11,316
Teleflex Incorporated	8	1,888
The Cooper Companies, Inc.	32	11,935
Universal Health Services, Inc. - Class B	73	11,565
Veeva Systems Inc. - Class A (a)	53	10,381
Waters Corporation (a)	42	11,213
West Pharmaceutical Services, Inc.	16	5,928
Zimmer Biomet Holdings, Inc.	93	13,538
Zoetis Inc. - Class A	25	4,244
		231,057
Financials 13.0%
American Financial Group, Inc.	54	6,377
Arch Capital Group Ltd. (a)	44	3,286
Arthur J. Gallagher & Co.	27	5,928
Blue Owl Capital Inc. - Class A	125	1,461
Chubb Limited	23	4,454
Commerce Bancshares, Inc.	16	765
Cullen/Frost Bankers, Inc.	59	6,339
Everest Re Group, Ltd.	60	20,400
FactSet Research Systems Inc.	18	7,212
Fifth Third Bancorp	26	668

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
FleetCor Technologies, Inc. (a)	12	3,007
Global Payments Inc.	52	5,103
Goosehead Insurance, Inc. - Class A (a)	91	5,693
Houlihan Lokey, Inc. - Class A	32	3,156
Huntington Bancshares Incorporated	184	1,989
Independent Bank Corp.	52	2,305
MarketAxess Holdings Inc.	10	2,524
MetLife, Inc.	15	838
Northern Trust Corporation	267	19,765
Old Republic International Corporation	237	5,965
Prosperity Bancshares, Inc.	86	4,863
Reinsurance Group of America, Incorporated	55	7,571
Ryan Specialty Group Holdings, Inc. - Class A (a)	68	3,046
T. Rowe Price Group, Inc.	79	8,819
The Bank of New York Mellon Corporation	130	5,788
The Charles Schwab Corporation	31	1,735
The Hartford Financial Services Group, Inc.	124	8,942
The PNC Financial Services Group, Inc.	9	1,121
The Progressive Corporation	42	5,560
The Travelers Companies, Inc.	78	13,478
Toast, Inc. - Class A (a)	427	9,651
TowneBank	113	2,632
Tradeweb Markets Inc. - Class A	164	11,265
U.S. Bancorp	20	671
W.R. Berkley Corporation	101	5,999
		198,376
Consumer Staples 10.0%
Beiersdorf Aktiengesellschaft - ADR	59	1,561
BJ's Wholesale Club Holdings, Inc. (a)	52	3,277
Brown-Forman Corporation - Class B	169	11,306
Calavo Growers, Inc.	98	2,845
Cal-Maine Foods, Inc.	65	2,910
Casey's General Stores, Inc.	12	2,975
Celsius Holdings, Inc. (a)	88	13,196
Coty Inc. - Class A (a)	307	3,776
Diageo PLC - ADR	4	724
Freshpet, Inc. (a)	131	8,684
Henkel AG & Co. KGaA - ADR	583	11,688
Henkel AG & Co. KGaA - ADR	383	6,749
Hormel Foods Corporation	180	7,240
Kimberly-Clark Corporation	130	17,995
Lamb Weston Holdings, Inc.	41	4,713
McCormick & Company, Incorporated	117	10,241
Mission Produce, Inc. (a)	175	2,119
Monster Beverage 1990 Corporation (a)	60	3,444
Performance Food Group Company (a)	77	4,632
Sysco Corporation	85	6,287
The Clorox Company	100	15,841
The J.M. Smucker Company	40	5,922
Tyson Foods, Inc. - Class A	78	3,982
		152,107
Consumer Discretionary 7.9%
Advance Auto Parts, Inc.	64	4,534
Aptiv PLC (a)	87	8,861
Bath & Body Works, Inc.	146	5,494
BorgWarner Inc.	136	6,649
Darden Restaurants, Inc.	29	4,762
Domino's Pizza, Inc.	11	3,548
ETSY, Inc. (a)	19	1,616
Expedia Group, Inc. (a)	20	2,199
Five Below, Inc. (a)	9	1,671
Global-E Online Ltd. (a)	135	5,528
Hasbro, Inc.	39	2,500
Hilton Worldwide Holdings Inc.	27	3,923
Las Vegas Sands Corp. (a)	41	2,378
Leslie's, Inc. (a)	432	4,061
MercadoLibre S.R.L (a)	5	6,115
Murphy USA Inc.	7	2,086
Planet Fitness, Inc. - Class A (a)	88	5,935
Pool Corporation	16	5,826
Ralph Lauren Corporation - Class A	41	5,058
Ross Stores, Inc.	120	13,437
Service Corporation International	23	1,453
Tapestry, Inc.	93	3,965
Tractor Supply Company	28	6,191
Ulta Beauty, Inc. (a)	11	4,941
Yum! Brands, Inc.	51	7,094
		119,825
Real Estate 4.0%
Alexandria Real Estate Equities, Inc.	78	8,818
American Homes 4 Rent - Class A	88	3,119
Americold Realty Trust	61	1,954
Camden Property Trust	54	5,890
Equity Commonwealth	186	3,761
Equity Lifestyle Properties, Inc.	84	5,619
Healthcare Realty Trust Incorporated - Class A	588	11,082
Healthpeak OP, LLC	235	4,716
Lamar Advertising Company - Class A	68	6,789
NNN REIT, Inc.	157	6,736
Sun Communities, Inc.	15	1,996
		60,480
Materials 3.6%
AptarGroup, Inc.	80	9,290
Ashland Inc.	39	3,424
Avery Dennison Corporation	35	6,082
Crown Holdings, Inc.	69	5,994
DuPont de Nemours, Inc.	24	1,746
Eastman Chemical Company	17	1,457
Franco-Nevada Corporation	39	5,618
Packaging Corporation of America	45	5,974
Reliance Steel & Aluminum Co.	12	3,218
RPM International Inc.	56	4,998
Sensient Technologies Corporation	25	1,807
Westlake Corporation	49	5,902
		55,510
Utilities 2.8%
Alliant Energy Corporation	126	6,597
Ameren Corporation	34	2,785
American Water Works Company, Inc.	32	4,526
Avista Corporation	92	3,631
California Water Service Group	89	4,583
DTE Energy Company	12	1,298
Eversource Energy	28	1,993
Pennon Group PLC - ADR	89	1,633
Portland General Electric Company	79	3,685
Severn Trent PLC - ADR	23	762
SJW Group	51	3,588
United Utilities Group PLC - ADR (b)	92	2,291
Xcel Energy Inc.	98	6,080
		43,452
Energy 1.7%
Baker Hughes Company - Class A	25	797
Coterra Energy Inc.	235	5,956
Devon Energy Corporation	142	6,868
Diamondback Energy, Inc.	28	3,707
EQT Corporation	53	2,196
Halliburton Company	75	2,461
Pioneer Natural Resources Company	20	4,040
		26,025
Communication Services 1.1%
Endeavor Group Holdings, Inc. - Class A (a)	122	2,923
Live Nation Entertainment, Inc. (a)	70	6,341
Roblox Corporation - Class A (a)	52	2,097
The Trade Desk, Inc. - Class A (a)	80	6,188
		17,549
Total Common Stocks (cost $1,329,186)		1,443,349
PREFERRED STOCKS 0.9%
Financials 0.9%
MetLife, Inc., 5.63%, (25, 03/15/25) (b) (c)	104	2,575
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (c)	150	3,186
The Charles Schwab Corporation, 5.95%, (25, 09/01/23) (b) (c)	91	2,267
U.S. Bancorp, 4.00%, (25, 04/16/26) (b) (c)	31	527
U.S. Bancorp, 5.86% (c) (d)	287	5,109
Total Preferred Stocks (cost $15,262)		13,664
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	65,717	65,717
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (e) (f)	2,884	2,884
Total Short Term Investments (cost $68,601)		68,601
Total Investments 100.1% (cost $1,413,049)		1,525,614
Other Assets and Liabilities, Net (0.1)%		(2,059)
Total Net Assets 100.0%		1,523,555

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,443,349	—	—	1,443,349
Preferred Stocks	13,664	—	—	13,664
Short Term Investments	68,601	—	—	68,601
	1,525,614	—	—	1,525,614

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.2%
Information Technology 22.5%
908 Devices Inc. (a) (b)	369	2,534
ACI Worldwide, Inc. (a)	265	6,130
Advanced Energy Industries, Inc.	98	10,925
Akoustis Technologies, Inc. (a) (b)	192	612
Allegro Microsystems Inc. (a)	24	1,078
Altair Engineering Inc. - Class A (a)	26	2,006
Appian Corporation - Class A (a)	7	325
Axcelis Technologies, Inc. (a)	19	3,505
Badger Meter, Inc.	8	1,256
Belden Inc.	10	962
Bentley Systems, Incorporated - Class B	319	17,304
Bill Holdings, Inc. (a)	247	28,886
Blackline, Inc. (a)	158	8,489
Box, Inc. - Class A (a)	114	3,362
Braze, Inc. - Class A (a) (b)	25	1,079
Canadian Solar Inc. (a)	38	1,457
Check Point Software Technologies Ltd (a)	13	1,669
Clearwater Analytics Holdings, Inc. - Class A (a)	877	13,911
Confluent, Inc. - Class A (a)	24	838
Copperleaf Technologies Inc. (a) (b)	2,499	10,754
Couchbase, Inc. (a) (b)	378	5,982
Credo Technology Group Holding Ltd (a)	54	931
CyberArk Software Ltd. (a)	43	6,759
Digi International Inc. (a)	14	559
Digital Turbine USA, Inc. (a)	148	1,376
DigitalOcean Holdings, Inc. (a)	72	2,892
Domo, Inc. - Class B (a)	43	636
Dynatrace, Inc. (a)	157	8,085
Edgio, Inc. (a)	719	485
Emersub CX, Inc. (a)	37	6,219
Endava PLC - Class A - ADR (a)	114	5,892
Enphase Energy, Inc. (a)	38	6,370
Envestnet, Inc. (a)	62	3,689
Fabrinet (a)	8	1,101
Fair Isaac Corporation (a)	23	18,330
First Solar, Inc. (a)	24	4,583
Five9, Inc. (a)	184	15,162
Gitlab Inc. - Class A (a)	183	9,348
Globant S.A. (a)	35	6,428
Grid Dynamics Holdings, Inc. - Class A (a)	825	7,636
Guidewire Software, Inc. (a)	115	8,746
Harmonic, Inc. (a)	383	6,198
HubSpot, Inc. (a)	10	4,906
Impinj, Inc. (a) (b)	8	728
Indie Semiconductor, Inc. - Class A (a) (b)	2,842	26,713
Lattice Semiconductor Corporation (a)	28	2,665
MACOM Technology Solutions Holdings, Inc. (a)	207	13,524
Navitas Semiconductor USA, Inc. (a) (b)	513	5,405
nCino, Inc. (a) (b)	813	24,501
Nice Ltd - ADR (a)	11	2,279
Novanta Inc. (a)	51	9,289
NVE Corporation	22	2,126
Okta, Inc. - Class A (a)	14	965
Olo Inc. - Class A (a)	653	4,220
Onto Innovation Inc. (a)	43	5,042
Pagerduty, Inc. (a)	22	502
PAR Technology Corporation (a) (b)	214	7,037
Porch Group Inc - Class A (a) (b)	2,655	3,664
Power Integrations, Inc.	165	15,602
Procore Technologies, Inc. (a)	148	9,624
PROS Holdings, Inc. (a)	145	4,459
Pure Storage, Inc. - Class A (a)	75	2,751
Qualys, Inc. (a)	23	2,920
Riskified Ltd - Class A (a) (b)	585	2,841
Silicon Laboratories Inc. (a)	15	2,336
Sitime Corporation (a)	58	6,844
Smartsheet Inc. - Class A (a)	262	10,045
SolarEdge Technologies Ltd. (a)	5	1,345
Soundthinking, Inc. (a)	45	978
Sprout Social, Inc. - Class A (a)	230	10,617
SPS Commerce, Inc. (a)	165	31,582
Stratasys, Inc. (a)	73	1,290
Super Micro Computer, Inc. (a)	31	7,532
Teledyne Technologies Incorporated (a)	31	12,628
Twilio Inc. - Class A (a)	52	3,283
Tyler Technologies, Inc. (a)	33	13,576
Varonis Systems, Inc. (a)	217	5,802
Veeco Instruments Inc. (a)	116	2,976
Wix.Com Ltd. (a)	16	1,291
Workiva Inc. - Class A (a)	76	7,727
Zeta Global Holdings Corp. - Class A (a)	540	4,611
		520,715
Industrials 22.2%
AAON, Inc.	171	16,237
AAR Corp. (a)	20	1,151
ACV Auctions Inc. - Class A (a)	195	3,375
Advanced Drainage Systems, Inc.	11	1,285
Alta Equipment Group Inc. - Class A	213	3,689
Ameresco, Inc. - Class A (a) (b)	216	10,475
Applied Industrial Technologies, Inc.	90	12,968
Array Tech, Inc. (a)	899	20,319
ASGN Incorporated (a)	60	4,535
Atkore Inc. (a)	18	2,822
Axon Enterprise, Inc. (a)	91	17,695
Bloom Energy Corporation - Class A (a)	55	896
Booz Allen Hamilton Holding Corporation - Class A	55	6,109
Builders FirstSource, Inc. (a)	6	885
Casella Waste Systems, Inc. - Class A (a)	156	14,110
CBIZ, Inc. (a)	37	1,964
Ceridian HCM Holding Inc. (a)	88	5,867
Chart Industries, Inc. (a) (b)	196	31,211
Clean Harbors, Inc. (a)	28	4,655
Columbus McKinnon Corporation	122	4,954
Comfort Systems USA, Inc.	29	4,731
Copart, Inc. (a)	173	15,749
CoStar Group, Inc. (a)	65	5,831
Enovix Operations Inc. (a) (b)	276	4,973
Fiverr International Ltd (a)	41	1,067
Genpact Limited	30	1,143
HEICO Corporation - Class A	116	16,315
Herc Holdings Inc.	15	2,109
Hexcel Corporation	53	3,997
Hudson Technologies, Inc. (a)	346	3,330
IDEX Corporation	18	3,866
John Bean Technologies Corporation	110	13,346
Kornit Digital Ltd. (a)	730	21,445
Kratos Defense & Security Solutions, Inc. (a)	153	2,199
Lincoln Electric Holdings, Inc.	6	1,100
Liquidity Services, Inc. (a)	78	1,282
Maximus, Inc.	64	5,394
McGrath RentCorp	15	1,416
Mercury Systems, Inc. (a)	275	9,503
Montrose Environmental Group, Inc. (a)	196	8,287
Moog Inc. - Class A	3	376
Nordson Corporation	16	4,037
Omega Flex, Inc.	60	6,212
Paycom Software, Inc.	23	7,510
PAYCOR HCM, Inc. (a)	37	877
Paylocity Holding Corporation (a)	22	4,161
RB Global, Inc.	149	8,957
RBC Bearings Incorporated (a)	42	9,050
Regal Rexnord Corporation	53	8,124
Saia, Inc. (a)	76	26,105
Science Applications International Corporation	62	6,932
Shoals Technologies Group, Inc. - Class A (a)	98	2,516
Simpson Manufacturing Co., Inc.	27	3,876
SiteOne Landscape Supply, Inc. (a)	127	21,477
Tecnoglass Inc.	50	2,601
Tetra Tech, Inc.	95	15,654
The AZEK Company Inc. - Class A (a)	168	5,077
The Timken Company	105	9,583
TransUnion	115	8,973
Trex Company, Inc. (a)	151	9,877
UFP Industries, Inc.	109	10,575
Valmont Industries, Inc.	10	2,852

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Verisk Analytics, Inc.	52	11,830
Vertiv Holdings Co - Class A	35	864
Vicor Corporation (a)	25	1,350
WillScot Mobile Mini Holdings Corp. - Class A (a)	421	20,107
WNS (Holdings) Limited - ADR (a)	148	10,887
Xylem Inc.	10	1,099
		513,824
Health Care 19.2%
10X Genomics, Inc. - Class A (a)	28	1,543
89Bio, Inc. (a) (b)	39	732
Abcam PLC - ADR (a)	70	1,701
Acadia Healthcare Company, Inc. (a)	38	2,994
Acelyrin, Inc. (a) (b)	12	248
Addus HomeCare Corporation (a)	30	2,778
Akero Therapeutics Inc. (a)	16	726
Alkermes Public Limited Company (a)	114	3,556
Amicus Therapeutics, Inc. (a)	193	2,419
AMN Healthcare Services, Inc. (a)	72	7,878
Apellis Pharmaceuticals, Inc. (a)	100	9,116
Arcus Biosciences, Inc. (a)	47	959
Arrowhead Pharmaceuticals Inc (a)	100	3,581
AtriCure, Inc. (a)	117	5,780
Atrion Corporation	16	8,831
Axonics, Inc. (a)	110	5,553
Axsome Therapeutics, Inc. (a) (b)	58	4,141
Azenta, Inc. (a)	386	18,046
BioLife Solutions, Inc. (a)	217	4,800
Biomerica, Inc. (a) (b)	611	831
Bluebird Bio, Inc. (a) (b)	816	2,685
Blueprint Medicines Corporation (a)	56	3,524
Bridgebio Pharma, Inc. (a)	189	3,237
Castle Biosciences, Inc. (a)	785	10,774
Certara, Inc. (a)	573	10,439
CONMED Corporation	22	3,058
Cryoport, Inc. (a) (b)	397	6,852
CytoSorbents Corporation (a)	621	2,230
Definitive Healthcare Corp. - Class A (a)	961	10,569
DocGo Inc. (a)	80	752
Establishment Labs Holdings Inc. (a)	40	2,763
Evolent Health, Inc. - Class A (a)	618	18,743
Exact Sciences Corporation (a)	42	3,915
Figs, Inc. - Class A (a) (b)	308	2,545
Globus Medical, Inc. - Class A (a)	32	1,906
Halozyme Therapeutics, Inc. (a)	134	4,842
Harvard Bioscience, Inc. (a)	364	2,001
Health Catalyst, Inc. (a)	659	8,237
HealthEquity, Inc. (a)	242	15,253
iCAD, Inc. (a) (b)	648	1,057
Immunovant, Inc. (a)	31	580
Inari Medical, Inc. (a)	113	6,524
Insmed Incorporated (a)	182	3,833
Inspire Medical Systems, Inc. (a)	17	5,710
Insulet Corporation (a)	5	1,462
Integra LifeSciences Holdings Corporation (a)	36	1,501
Intellia Therapeutics, Inc. (a)	34	1,391
Irhythm Technologies, Inc. (a)	9	889
Karuna Therapeutics, Inc. (a)	12	2,552
Keros Therapeutics, Inc. (a) (b)	56	2,249
Krystal Biotech, Inc. (a)	10	1,233
Lantheus Holdings, Inc. (a)	36	3,033
LivaNova PLC (a)	12	598
Maravai LifeSciences Holdings, Inc. - Class A (a)	107	1,331
MaxCyte, Inc. (a) (b)	619	2,843
Medpace Holdings, Inc. (a)	11	2,712
Mesa Laboratories, Inc.	13	1,620
Morphic Holding, Inc. (a)	17	1,000
Natera, Inc. (a)	160	7,771
National Research Corporation	103	4,504
Olink Holding AB (Publ) - ADR (a) (b)	198	3,708
Opthea Limited - ADR (a) (b)	78	218
Option Care Health, Inc. (a)	86	2,810
Orthopediatrics Corp. (a)	123	5,407
Pacific Biosciences of California, Inc. (a)	98	1,307
Pacira Pharmaceuticals, Inc. (a)	27	1,092
Penumbra, Inc. (a)	7	2,436
Phreesia, Inc. (a)	75	2,318
Pliant Therapeutics, Inc. (a)	168	3,051
Pphm, Inc. (a)	140	1,960
Privia Health Group Inc. (a) (b)	211	5,517
Procept Biorobotics Corporation (a)	19	669
Prothena Corporation Public Limited Company (a)	57	3,890
PTC Therapeutics, Inc. (a)	47	1,898
Pulmonx Corporation (a)	61	801
Quanterix Corporation (a)	336	7,573
Reata Pharmaceuticals, Inc. - Class A (a)	11	1,077
Repligen Corporation (a)	96	13,595
Revance Therapeutics, Inc. (a)	206	5,222
Rocket Pharmaceuticals, Inc. (a)	172	3,422
Roivant Sciences Ltd. (a) (b)	66	668
Sarepta Therapeutics, Inc. (a)	16	1,797
Sgry, LLC (a) (b)	335	15,068
Shockwave Medical, Inc. (a)	35	10,134
SI-BONE, Inc. (a)	311	8,385
Silk Road Medical, Inc. (a)	529	17,175
Stevanato Group Societa' Per Azioni	109	3,524
Tenet Healthcare Corporation (a)	29	2,326
TG Therapeutics, Inc. (a)	36	891
The Cooper Companies, Inc.	22	8,600
The Ensign Group, Inc.	39	3,687
TransMedics Group, Inc. (a)	15	1,285
U. S. Physical Therapy, Inc.	79	9,619
Ultragenyx Pharmaceutical Inc. (a)	57	2,640
Vaxcyte, Inc. (a)	23	1,142
Ventyx Biosciences, Inc. (a)	17	570
Veracyte, Inc. (a)	333	8,505
Viking Therapeutics, Inc. (a) (b)	43	704
West Pharmaceutical Services, Inc.	52	19,713
Xencor, Inc. (a)	45	1,119
Xenon Pharmaceuticals Inc. (a)	59	2,279
		442,733
Financials 11.0%
Euronet Worldwide, Inc. (a)	195	22,921
Evercore Inc. - Class A	66	8,205
FactSet Research Systems Inc.	48	19,164
FirstCash Holdings, Inc.	19	1,763
Flywire Corporation (a)	96	2,980
Focus Financial Partners Inc. - Class A (a)	4	219
Goosehead Insurance, Inc. - Class A (a)	129	8,121
Hagerty, Inc. - Class A (a) (b)	97	906
Hamilton Lane Incorporated - Class A	40	3,232
Houlihan Lokey, Inc. - Class A	36	3,497
Interactive Brokers Group, Inc. - Class A	159	13,170
Jack Henry & Associates, Inc.	69	11,585
James River Group, Inc.	198	3,621
Kinsale Capital Group, Inc.	37	13,975
LPL Financial Holdings Inc.	26	5,705
MarketAxess Holdings Inc.	60	15,702
Morningstar, Inc.	63	12,265
Oportun Financial Corporation (a)	156	932
Palomar Holdings, Inc. (a)	29	1,660
Payoneer Global Inc. (a)	590	2,839
Primerica, Inc. (b)	52	10,210
Ryan Specialty Group Holdings, Inc. - Class A (a)	906	40,666
ServisFirst Bancshares, Inc.	201	8,217
Shift4 Payments, LLC - Class A (a) (b)	165	11,150
StepStone Group Inc. - Class A	196	4,852
Texas Capital Bancshares, Inc. (a)	89	4,599
Toast, Inc. - Class A (a)	310	6,997
Victory Capital Holdings, Inc. - Class A	83	2,613
Wex, Inc. (a)	59	10,762
Wintrust Financial Corporation	19	1,357
		253,885
Consumer Discretionary 10.3%
Acushnet Holdings Corp.	18	960
Boot Barn Holdings, Inc. (a)	128	10,825
Boyd Gaming Corporation	103	7,173
Bright Horizons Family Solutions, Inc. (a)	23	2,098
Caesars Entertainment, Inc. (a)	169	8,613

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CAVA Group, Inc. (a)	—	2
Churchill Downs Incorporated	36	5,035
CLARUS Corporation (b)	240	2,193
Columbia Sportswear Company	9	730
Draftkings Inc. - Class A (a)	169	4,499
Dream Finders Homes, Inc. - Class A (a) (b)	256	6,285
ETSY, Inc. (a)	58	4,868
European Wax Center, Inc. - Class A (a) (b)	285	5,302
First Watch Restaurant Group, Inc. (a)	61	1,030
Five Below, Inc. (a)	51	10,021
Floor & Decor Holdings, Inc. - Class A (a)	77	7,989
Fox Factory Holding Corp. (a)	307	33,378
Genius Sports Limited (a)	921	5,702
Holley Inc. (a) (b)	772	3,158
Life Time Group Holdings, Inc. (a)	72	1,416
Lithia Motors, Inc. - Class A	14	4,282
MGM Resorts International	105	4,616
Ollie's Bargain Outlet Holdings, Inc. (a)	307	17,777
On Holding AG - Class A (a)	135	4,450
Planet Fitness, Inc. - Class A (a)	147	9,909
Portillo's Inc. - Class A (a)	119	2,677
Ralph Lauren Corporation - Class A	39	4,826
Revolve Group Inc. - Class A (a) (b)	339	5,552
RH (a) (b)	12	3,940
Shake Shack, Inc. - Class A (a)	28	2,237
Skyline Champion Corporation (a)	23	1,483
Stoneridge, Inc. (a)	133	2,499
Texas Roadhouse, Inc. - Class A	142	15,968
The Lovesac Company (a)	117	3,155
Thredup Inc. - Class A (a) (b)	1,270	3,099
Topgolf Callaway Brands Corp. (a)	692	13,740
Udemy, Inc. (a)	112	1,201
Under Armour, Inc. - Class C (a)	166	1,116
Warby Parker Inc. - Class A (a) (b)	90	1,057
Wingstop Inc.	62	12,307
WW International, Inc. (a)	163	1,094
		238,262
Communication Services 4.2%
Auto Trader Group PLC	1,882	14,599
Bumble Inc. - Class A (a)	91	1,526
Chicken Soup For The Soul Entertainment Inc. - Class A (a) (b)	667	790
EverQuote, Inc. - Class A (a)	118	764
IAC Inc. (a)	154	9,647
Liberty Media Corporation - Series A (a)	62	4,190
Magnite, Inc. (a)	1,907	26,028
Mediaalpha, Inc. - Class A (a)	318	3,279
Rightmove PLC	2,830	18,792
Rightmove PLC - ADR	446	5,905
The New York Times Company - Class A	67	2,655
World Wrestling Entertainment, Inc. - Class A	41	4,503
ZoomInfo Technologies Inc. - Class A (a)	147	3,725
		96,403
Consumer Staples 2.8%
Bellring Intermediate Holdings, Inc. (a)	122	4,466
Casey's General Stores, Inc.	40	9,718
Celsius Holdings, Inc. (a)	4	580
Freshpet, Inc. (a) (b)	17	1,125
Grocery Outlet Holding Corp. (a)	277	8,496
Lamb Weston Holdings, Inc.	121	13,924
Performance Food Group Company (a)	133	8,026
PriceSmart, Inc.	35	2,564
The Beauty Health Company - Class A (a) (b)	290	2,427
The Simply Good Foods Company (a)	101	3,691
The Vita Coco Company, Inc. (a)	353	9,491
		64,508
Energy 1.7%
Cactus, Inc. - Class A	55	2,328
Denbury Inc. (a)	65	5,618
Diamondback Energy, Inc.	10	1,349
Matador Resources Company	331	17,296
Permian Resources Corporation - Class A	893	9,781
Range Resources Corporation	70	2,061
TechnipFMC PLC (a)	66	1,097
		39,530
Materials 1.4%
Avient Corporation	285	11,643
Graphic Packaging Holding Company	62	1,485
Ingevity Corporation (a)	111	6,461
Innospec Inc.	25	2,532
Livent Corporation (a) (b)	179	4,917
Materion Corporation	44	5,012
Silgan Holdings Inc.	12	543
		32,593
Real Estate 0.9%
Americold Realty Trust	79	2,567
Rexford Industrial Realty, Inc.	291	15,157
Terreno Realty Corporation	56	3,361
		21,085
Total Common Stocks (cost $2,132,014)		2,223,538
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	—
Total Rights (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (b) (c) (d)	78	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	89,395	89,395
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.95% (e) (f)	22,701	22,701
Total Short Term Investments (cost $112,096)		112,096
Total Investments 101.0% (cost $2,244,110)		2,335,634
Other Assets and Liabilities, Net (1.0)%		(24,218)
Total Net Assets 100.0%		2,311,416

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,190,147	33,391	—	2,223,538
Rights	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	112,096	—	—	112,096
	2,302,243	33,391	—	2,335,634

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.3%
Industrials 27.1%
Acuity Brands, Inc.	38	6,119
Air Lease Corporation - Class A	571	23,869
Air Transport Services Group, Inc. (a)	554	10,455
Alight, Inc. - Class A (a)	668	6,168
American Woodmark Corporation (a)	355	27,132
APi Group Corp (a)	727	19,824
Argan, Inc.	117	4,619
Armstrong World Industries, Inc.	170	12,486
ASGN Incorporated (a)	114	8,622
Atkore Inc. (a)	78	12,097
Beacon Roofing Supply, Inc. (a)	174	14,455
BrightView Holdings, Inc. (a)	570	4,094
BWXT Government Group, Inc.	114	8,169
Byrna Technologies Inc. (a) (b)	149	749
Comfort Systems USA, Inc.	8	1,302
Core & Main, Inc. - Class A (a)	63	1,986
CoreCivic, Inc. (a)	605	5,697
CSW Industrials, Inc.	38	6,299
Dun & Bradstreet Holdings, Inc.	486	5,618
EMCOR Group, Inc.	82	15,028
Enerpac Tool Group Corp. - Class A	263	7,110
ESAB Corporation	146	9,683
Forward Air Corporation	27	2,888
FuelCell Energy, Inc. (a) (b)	161	347
Gates Industrial Corporation PLC (a)	468	6,302
GMS Inc. (a)	100	6,937
GXO Logistics Inc. (a)	140	8,795
Hayward Holdings, Inc. (a)	307	3,946
Hillman Solutions Corp. - Class A (a)	2,679	24,138
Huron Consulting Group Inc. (a)	61	5,183
Insperity, Inc.	144	17,144
Landstar System, Inc.	69	13,328
Maximus, Inc.	44	3,722
McGrath RentCorp	9	862
MDU Resources Group, Inc.	196	4,109
MSC Industrial Direct Co., Inc. - Class A	22	2,064
Mueller Industries, Inc.	80	6,944
PGT Innovations, Inc. (a)	342	9,961
RB Global, Inc.	201	12,104
Rush Enterprises, Inc. - Class A	122	7,428
SP Plus Corporation (a)	157	6,156
Spirit Airlines, Inc.	264	4,529
Steelcase Inc. - Class A	514	3,966
The AZEK Company Inc. - Class A (a)	263	7,963
The Gorman- Rupp Company	113	3,260
Trinet Group, Inc. (a)	145	13,753
U-Haul Holding Company - Series N	258	13,079
Unifirst Corporation	110	16,992
Univar Solutions Inc. (a)	36	1,297
Viad Corp (a)	70	1,892
Vm Consolidated, Inc. - Class A (a)	1,001	19,745
Werner Enterprises, Inc.	116	5,110
Woodward, Inc.	90	10,699
		456,224
Financials 18.5%
1st Source Corporation	47	1,973
American Equity Investment Life Holding Company (b)	134	6,987
Assured Guaranty Ltd.	195	10,881
AXIS Capital Holdings Limited	108	5,817
Bank of Hawaii Corporation	39	1,604
Bank OZK	49	1,953
BankUnited, Inc.	162	3,489
Brookline Bancorp, Inc.	208	1,821
Cannae Holdings, Inc. (a)	408	8,254
Cathay General Bancorp	127	4,079
CNA Financial Corporation	86	3,304
CNO Financial Group, Inc.	87	2,063
Columbia Banking System, Inc.	393	7,978
Commerce Bancshares, Inc.	66	3,224
Enstar Group Limited (a)	56	13,726
Essent Group Ltd.	281	13,149
Euronet Worldwide, Inc. (a)	81	9,507
EVERTEC, Inc.	131	4,825
F.N.B. Corporation	130	1,490
Federated Hermes, Inc. - Class B	39	1,415
Fidelity National Financial, Inc. - Class A	141	5,070
First American Financial Corporation	117	6,665
First Citizens BancShares, Inc. - Class A	15	19,185
First Hawaiian, Inc.	466	8,394
FirstCash Holdings, Inc.	37	3,437
Focus Financial Partners Inc. - Class A (a)	194	10,197
Genworth Financial, Inc. - Class A (a)	1,298	6,490
Glacier Bancorp, Inc.	263	8,204
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	31	762
HomeStreet, Inc.	227	1,341
International Bancshares Corporation	123	5,446
LendingTree, Inc. (a)	15	332
LPL Financial Holdings Inc.	13	2,830
National Western Life Group, Inc. - Class A	12	5,076
NMI Holdings, Inc. - Class A (a)	148	3,832
Radian Group Inc.	163	4,126
RenaissanceRe Holdings Ltd	33	6,207
Sandy Spring Bancorp, Inc.	148	3,362
Stewart Information Services Corporation	95	3,914
The Bancorp, Inc. (a)	180	5,883
The Hanover Insurance Group, Inc.	16	1,755
UMB Financial Corporation	87	5,294
Valley National Bancorp	224	1,735
Virtu Financial, Inc. - Class A	279	4,771
Virtus Investment Partners, Inc.	54	10,758
Washington Federal, Inc.	181	4,806
Webster Financial Corporation (b)	26	965
Western Alliance Bancorporation	172	6,261
Wex, Inc. (a)	56	10,115
White Mountains Insurance Group Ltd	15	20,684
Wintrust Financial Corporation	233	16,964
WSFS Financial Corporation	209	7,880
		310,280
Consumer Discretionary 14.9%
Advance Auto Parts, Inc.	33	2,348
American Eagle Outfitters, Inc.	662	7,815
America's Car Mart, Inc. (a)	118	11,785
Carter's, Inc.	132	9,614
Dorman Products, Inc. (a)	130	10,240
Dream Finders Homes, Inc. - Class A (a)	345	8,477
Frontdoor, Inc. (a)	426	13,578
Gentex Corporation	551	16,125
Gildan Activewear Inc. - Class A	342	11,040
Grand Canyon Education, Inc. (a)	109	11,224
Group 1 Automotive, Inc.	23	5,900
Hanesbrands Inc.	958	4,350
Helen of Troy Limited (a)	101	10,942
LCI Industries	45	5,665
Leslie's, Inc. (a)	1,148	10,782
Lithia Motors, Inc. - Class A	21	6,436
LKQ Corporation	236	13,757
M/I Homes, Inc. (a)	40	3,456
Malibu Boats, Inc. - Class A (a)	117	6,865
Modine Manufacturing Company (a)	90	2,982
Murphy USA Inc.	25	7,815
Ollie's Bargain Outlet Holdings, Inc. (a)	163	9,437
Patrick Industries, Inc.	77	6,196
Polaris Inc.	46	5,549
Skechers U.S.A., Inc. - Class A (a)	135	7,111
Stoneridge, Inc. (a)	335	6,305
Thor Industries, Inc.	71	7,301
Wingstop Inc.	9	1,810
Winnebago Industries, Inc.	241	16,053
Wyndham Hotels & Resorts, Inc.	131	9,010
		249,968
Health Care 9.8%
Acadia Healthcare Company, Inc. (a)	84	6,705

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
AdaptHealth LLC - Class A (a)	757	9,213
Addus HomeCare Corporation (a)	228	21,145
Arcellx Inc. (a)	20	632
AtriCure, Inc. (a)	90	4,427
Bausch + Lomb Corporation (a) (b)	164	3,298
Cross Country Healthcare, Inc. (a)	283	7,948
Dentsply Sirona Inc.	190	7,596
DocGo Inc. (a)	609	5,708
Dynavax Technologies Corporation (a)	180	2,330
Editas Medicine, Inc. (a)	71	585
Encompass Health Corporation	103	7,000
ICU Medical, Inc. (a)	72	12,865
Integer Holdings Corporation (a)	77	6,858
Integra LifeSciences Holdings Corporation (a)	177	7,286
Kymera Therapeutics, Inc. (a)	36	827
Lantheus Holdings, Inc. (a)	178	14,939
Mirati Therapeutics, Inc. (a)	28	1,023
Pacira Pharmaceuticals, Inc. (a)	70	2,796
Patterson Companies, Inc.	119	3,951
Pediatrix Medical Group, Inc. (a)	118	1,671
Perrigo Company Public Limited Company	258	8,767
Premier Healthcare Solutions, Inc. - Class A	333	9,228
Relay Therapeutics, Inc. (a)	116	1,456
Syneos Health, Inc. - Class A (a)	80	3,355
UFP Technologies, Inc. (a)	29	5,584
Varex Imaging Corporation (a)	314	7,405
Zynex, Inc. (a) (b)	93	892
		165,490
Information Technology 8.8%
ACI Worldwide, Inc. (a)	743	17,206
Alteryx, Inc. - Class A (a)	73	3,323
Arrow Electronics, Inc. (a)	50	7,222
Coherent Corp. (a)	62	3,146
DXC Technology Company (a)	105	2,792
E2Open Parent Holdings, Inc. - Class A (a)	1,336	7,481
ePlus inc. (a)	476	26,775
Formfactor, Inc. (a)	203	6,947
Gitlab Inc. - Class A (a) (b)	91	4,650
Kulicke and Soffa Industries, Inc.	144	8,545
MeridianLink, Inc. (a)	477	9,917
MKS Instruments, Inc.	68	7,391
Napco Security Technologies, Inc.	61	2,120
NCR Corporation (a)	233	5,860
Onto Innovation Inc. (a)	37	4,304
PAR Technology Corporation (a) (b)	223	7,336
Plexus Corp. (a)	13	1,254
TD SYNNEX Corporation	101	9,494
Thoughtworks Holding, Inc. (a)	541	4,085
Vontier Corporation	237	7,638
		147,486
Consumer Staples 4.2%
BJ's Wholesale Club Holdings, Inc. (a)	176	11,078
Cal-Maine Foods, Inc.	71	3,211
Central Garden & Pet Company - Class A (a)	122	4,442
Flowers Foods, Inc.	217	5,395
Grocery Outlet Holding Corp. (a)	373	11,408
Ingles Markets, Incorporated - Class A	42	3,468
Ingredion Incorporated	55	5,829
Inter Parfums, Inc.	74	10,021
Lancaster Colony Corporation	39	7,863
Molson Coors Beverage Company - Class B	53	3,514
The Simply Good Foods Company (a)	142	5,186
		71,415
Real Estate 4.0%
Alexander & Baldwin, Inc.	536	9,966
Apple Hospitality REIT, Inc.	322	4,861
Brandywine Realty Trust	159	741
Cushman & Wakefield PLC (a)	774	6,329
Getty Realty Corp.	117	3,957
Highwoods Properties, Inc.	22	520
Independence Realty Trust, Inc.	103	1,881
Marcus & Millichap Company	312	9,825
Newmark Group, Inc. - Class A	318	1,981
PotlatchDeltic Corporation	129	6,798
Ryman Hospitality Properties, Inc.	94	8,738
STAG Industrial, Inc.	169	6,064
Terreno Realty Corporation	94	5,670
		67,331
Energy 2.9%
ChampionX Corporation	49	1,509
Chesapeake Energy Corporation	22	1,832
CNX Resources Corporation (a)	211	3,734
CVR Energy, Inc. (b)	66	1,967
DHT Holdings, Inc.	349	2,981
DMC Global Inc. (a)	344	6,116
HF Sinclair Corporation	53	2,357
Matador Resources Company	90	4,688
Ovintiv Canada ULC (b)	36	1,373
Permian Resources Corporation - Class A	601	6,586
Range Resources Corporation	212	6,224
SM Energy Company	111	3,522
Talos Energy Inc. (a)	306	4,239
World Kinect Corporation	92	1,893
		49,021
Materials 2.8%
Century Aluminum Company (a)	170	1,480
Commercial Metals Company	54	2,842
Element Solutions Inc.	1,216	23,349
H.B. Fuller Company	75	5,396
Hecla Mining Company	634	3,266
Summit Materials, Inc. - Class A (a)	226	8,555
TriMas Corporation	75	2,057
		46,945
Utilities 2.2%
ALLETE, Inc.	14	839
Avista Corporation	67	2,645
Black Hills Corporation	54	3,243
Clearway Energy, Inc. - Class C	147	4,205
IDACORP, Inc.	15	1,561
NorthWestern Corporation	82	4,635
Portland General Electric Company	54	2,507
Southwest Gas Holdings, Inc.	79	5,003
Spire Inc.	51	3,226
Vistra Corp.	315	8,262
		36,126
Communication Services 1.1%
Cable One, Inc.	5	3,128
Liberty Latin America Ltd. - Class A (a)	180	1,572
Liberty Latin America Ltd. - Class C (a)	101	867
Telephone and Data Systems, Inc.	342	2,811
TripAdvisor, Inc. (a)	263	4,338
Yelp Inc. (a)	148	5,395
		18,111
Total Common Stocks (cost $1,559,714)		1,618,397
INVESTMENT COMPANIES 0.2%
FS KKR Capital Corp. (b)	199	3,810
Total Investment Companies (cost $4,371)		3,810
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	60,839	60,839
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	8,858	8,858
Total Short Term Investments (cost $69,697)		69,697
Total Investments 100.6% (cost $1,633,782)		1,691,904
Other Assets and Liabilities, Net (0.6)%		(10,767)
Total Net Assets 100.0%		1,681,137

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,618,397	—	—	1,618,397
Investment Companies	3,810	—	—	3,810
Short Term Investments	69,697	—	—	69,697
	1,691,904	—	—	1,691,904

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 98.8%
Information Technology 40.1%
Advanced Micro Devices, Inc. (a)	127	14,420
Amphenol Corporation - Class A	45	3,838
Apple Inc.	77	15,003
AppLovin Corporation - Class A (a)	160	4,109
Bill Holdings, Inc. (a)	55	6,461
Broadcom Inc.	8	6,622
Datadog, Inc. - Class A (a)	83	8,204
Entegris, Inc.	45	4,988
Lam Research Corporation	12	7,401
Microsoft Corporation	103	35,037
NVIDIA Corporation	29	12,199
ServiceNow, Inc. (a)	15	8,557
Snowflake Inc. - Class A (a)	60	10,573
Synopsys, Inc. (a)	5	2,147
Taiwan Semiconductor Manufacturing Company Limited - ADR	59	5,972
Workday, Inc. - Class A (a)	19	4,366
		149,897
Health Care 19.8%
AstraZeneca PLC - ADR	113	8,091
DexCom, Inc. (a)	31	3,994
Elevance Health, Inc.	5	2,069
Eli Lilly and Company	33	15,575
Humana Inc.	21	9,566
Intuitive Surgical, Inc. (a)	27	9,382
McKesson Corporation	10	4,347
Thermo Fisher Scientific Inc.	7	3,403
UnitedHealth Group Incorporated	37	17,645
		74,072
Financials 9.1%
Arthur J. Gallagher & Co.	19	4,194
LPL Financial Holdings Inc.	28	6,007
The Progressive Corporation	22	2,913
Visa Inc. - Class A	88	20,903
		34,017
Consumer Discretionary 8.8%
Amazon.com, Inc. (a)	182	23,655
Floor & Decor Holdings, Inc. - Class A (a)	90	9,315
		32,970
Communication Services 7.1%
Alphabet Inc. - Class C (a)	108	13,051
Meta Platforms, Inc. - Class A (a)	47	13,563
		26,614
Energy 5.1%
EOG Resources, Inc.	25	2,814
Exxon Mobil Corporation	74	7,885
Schlumberger Limited	170	8,361
		19,060
Industrials 4.5%
Booz Allen Hamilton Holding Corporation - Class A	42	4,664
Canadian Pacific Kansas City Limited	94	7,595
Tetra Tech, Inc.	28	4,666
		16,925
Consumer Staples 3.3%
Costco Wholesale Corporation	7	3,684
Monster Beverage 1990 Corporation (a)	73	4,203
The Hershey Company	18	4,557
		12,444
Materials 1.0%
Corteva, Inc.	66	3,758
Total Common Stocks (cost $324,493)		369,757
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	4,312	4,312
Total Short Term Investments (cost $4,312)		4,312
Total Investments 100.0% (cost $328,805)		374,069
Other Assets and Liabilities, Net 0.0%		5
Total Net Assets 100.0%		374,074

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	369,757	—	—	369,757
Short Term Investments	4,312	—	—	4,312
	374,069	—	—	374,069

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.2%
Information Technology 27.8%
Accenture Public Limited Company - Class A	6	1,776
Adobe Inc. (a)	4	2,045
Advanced Micro Devices, Inc. (a)	15	1,670
Akamai Technologies, Inc. (a)	1	127
Amphenol Corporation - Class A	5	463
Analog Devices, Inc.	5	901
ANSYS, Inc. (a)	1	264
Apple Inc.	135	26,112
Applied Materials, Inc.	8	1,119
Arista Networks, Inc. (a)	2	367
Autodesk, Inc. (a)	2	404
Broadcom Inc.	4	3,295
Cadence Design Systems, Inc. (a)	3	588
CDW Corp.	1	223
Cisco Systems, Inc.	37	1,932
Cognizant Technology Solutions Corporation - Class A	5	309
Corning Incorporated	7	243
DXC Technology Company (a)	2	62
Enphase Energy, Inc. (a)	1	209
EPAM Systems, Inc. (a)	1	113
F5, Inc. (a)	1	85
Fair Isaac Corporation (a)	—	189
First Solar, Inc. (a)	1	172
Fortinet, Inc. (a)	6	448
Gartner, Inc. (a)	1	250
Gen Digital Inc.	6	102
Hewlett Packard Enterprise Company	12	196
HP, Inc.	8	239
Intel Corporation	38	1,268
International Business Machines Corporation	8	1,110
Intuit Inc.	3	1,170
Juniper Networks, Inc.	3	90
Keysight Technologies, Inc. (a)	2	274
KLA Corporation	1	600
Lam Research Corporation	1	789
Microchip Technology Incorporated	5	454
Micron Technology, Inc.	10	626
Microsoft Corporation	68	23,056
Monolithic Power Systems, Inc.	—	222
Motorola Solutions, Inc.	2	448
NetApp, Inc.	2	146
NVIDIA Corporation	23	9,525
NXP Semiconductors N.V.	2	483
On Semiconductor Corporation (a)	4	377
Oracle Corporation	14	1,664
Palo Alto Networks, Inc. (a)	3	704
PTC Inc. (a)	1	135
Qorvo, Inc. (a)	1	88
Qualcomm Incorporated	10	1,207
Roper Technologies, Inc.	1	466
Salesforce, Inc. (a)	9	1,884
Seagate Technology Holdings Public Limited Company	2	113
ServiceNow, Inc. (a)	2	1,040
Skyworks Solutions, Inc.	1	163
SolarEdge Technologies Ltd. (a)	1	132
Synopsys, Inc. (a)	1	602
TE Connectivity Ltd. (b)	3	401
Teledyne Technologies Incorporated (a)	—	180
Teradyne, Inc.	1	155
Texas Instruments Incorporated	8	1,493
Trimble Inc. (a)	2	117
Tyler Technologies, Inc. (a)	—	157
VeriSign, Inc. (a)	1	184
Western Digital Corporation (a)	3	109
Zebra Technologies Corporation - Class A (a)	—	130
		95,665
Health Care 13.2%
Abbott Laboratories	16	1,728
AbbVie Inc.	16	2,166
Agilent Technologies, Inc.	3	326
Align Technology, Inc. (a)	1	236
AmerisourceBergen Corporation	1	281
Amgen Inc.	5	1,088
Baxter International Inc.	5	210
Becton, Dickinson and Company	3	682
Biogen Inc. (a)	1	374
Bio-Rad Laboratories, Inc. - Class A (a)	—	75
Bio-Techne Corporation	2	121
Boston Scientific Corporation (a)	13	704
Bristol-Myers Squibb Company	19	1,221
Cardinal Health, Inc.	2	215
Catalent, Inc. (a)	2	72
Centene Corporation (a)	5	331
Charles River Laboratories International, Inc. (a)	—	91
Cigna Corporation	3	751
CVS Health Corporation	12	803
Danaher Corporation	6	1,448
DaVita Inc. (a)	1	48
Dentsply Sirona Inc.	2	81
DexCom, Inc. (a)	4	454
Edwards Lifesciences Corporation (a)	6	518
Elevance Health, Inc.	2	965
Eli Lilly and Company	7	3,363
GE HealthCare Technologies Inc.	3	269
Gilead Sciences, Inc.	11	874
HCA Healthcare, Inc.	2	566
Henry Schein, Inc. (a)	1	104
Hologic, Inc. (a)	2	177
Humana Inc.	1	515
IDEXX Laboratories, Inc. (a)	1	374
Illumina, Inc. (a)	1	274
Incyte Corporation (a)	2	106
Insulet Corporation (a)	1	185
Intuitive Surgical, Inc. (a)	3	1,094
IQVIA Holdings Inc (a)	2	375
Johnson & Johnson	24	3,911
Laboratory Corporation of America Holdings	1	198
McKesson Corporation	1	524
Medtronic, Inc.	12	1,065
Merck & Co., Inc.	23	2,670
Mettler-Toledo International Inc. (a)	—	264
Moderna, Inc. (a)	3	359
Molina Healthcare, Inc. (a)	1	165
Organon & Co.	3	54
Pfizer Inc.	51	1,884
Quest Diagnostics Incorporated	1	145
Regeneron Pharmaceuticals, Inc. (a)	1	708
ResMed Inc.	1	302
Revvity, Inc.	1	132
Steris Limited	1	207
Stryker Corporation	3	932
Teleflex Incorporated	—	99
The Cooper Companies, Inc.	—	168
Thermo Fisher Scientific Inc.	4	1,830
UnitedHealth Group Incorporated	8	4,067
Universal Health Services, Inc. - Class B	1	99
Vertex Pharmaceuticals Incorporated (a)	2	829
Viatris Inc.	11	112
Waters Corporation (a)	1	139
West Pharmaceutical Services, Inc.	1	265
Zimmer Biomet Holdings, Inc.	2	278
Zoetis Inc. - Class A	4	728
		45,399
Financials 12.2%
AFLAC Incorporated	5	352
American Express Company	5	950
American International Group, Inc.	7	378
Ameriprise Financial, Inc.	1	308
AON Public Limited Company - Class A	2	634
Arch Capital Group Ltd. (a)	3	252
Arthur J. Gallagher & Co.	2	425
Assurant, Inc.	1	63
Bank of America Corporation	63	1,809

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc. - Class B (a)	16	5,538
BlackRock, Inc.	1	943
Brown & Brown, Inc.	2	149
Capital One Financial Corporation	3	378
Cboe Global Markets, Inc.	1	130
Chubb Limited	4	734
Cincinnati Financial Corporation	1	136
Citigroup Inc.	18	817
Citizens Financial Group, Inc.	4	116
CME Group Inc. - Class A	3	605
Comerica Incorporated	1	56
Discover Financial Services	2	270
Everest Re Group, Ltd.	—	133
FactSet Research Systems Inc.	—	140
Fidelity National Information Services, Inc.	5	295
Fifth Third Bancorp	6	166
Fiserv, Inc. (a)	6	709
FleetCor Technologies, Inc. (a)	1	160
Franklin Resources, Inc.	3	74
Global Payments Inc.	2	236
Globe Life Inc.	1	84
Huntington Bancshares Incorporated	13	137
Intercontinental Exchange, Inc.	5	575
Invesco Ltd.	4	74
Jack Henry & Associates, Inc.	1	113
JPMorgan Chase & Co.	27	3,868
KeyCorp	9	79
Lincoln National Corporation	2	43
Loews Corporation	2	100
M&T Bank Corporation	2	187
MarketAxess Holdings Inc.	—	87
Marsh & Mclennan Companies, Inc.	5	844
MasterCard Incorporated - Class A	8	2,995
MetLife, Inc.	6	328
Moody's Corporation	1	500
Morgan Stanley	12	1,014
MSCI Inc. - Class A	1	344
Nasdaq, Inc.	3	158
Northern Trust Corporation	2	140
PayPal Holdings, Inc. (a)	10	674
Principal Financial Group, Inc.	2	153
Prudential Financial, Inc.	3	287
Raymond James Financial, Inc.	2	182
Regions Financial Corporation	9	154
S&P Global Inc.	3	1,192
State Street Corporation	3	221
Synchrony Financial	4	126
T. Rowe Price Group, Inc.	2	227
The Allstate Corporation	2	263
The Bank of New York Mellon Corporation (c)	7	298
The Charles Schwab Corporation	14	767
The Goldman Sachs Group, Inc.	3	975
The Hartford Financial Services Group, Inc.	3	209
The PNC Financial Services Group, Inc.	4	459
The Progressive Corporation	5	704
The Travelers Companies, Inc.	2	364
Truist Financial Corporation	12	362
U.S. Bancorp	13	427
Visa Inc. - Class A	15	3,497
W.R. Berkley Corporation	2	106
Wells Fargo & Company	34	1,456
Willis Towers Watson Public Limited Company	1	228
Zions Bancorporation, National Association	1	35
		41,992
Consumer Discretionary 10.5%
Advance Auto Parts, Inc.	1	37
Amazon.com, Inc. (a)	81	10,595
Aptiv PLC (a)	3	253
AutoZone, Inc. (a)	—	429
Bath & Body Works, Inc.	2	77
Best Buy Co., Inc.	2	142
Booking Holdings Inc. (a)	—	907
BorgWarner Inc.	2	110
Caesars Entertainment, Inc. (a)	2	99
CarMax, Inc. (a)	1	123
Carnival Corporation (a) (d)	9	178
Chipotle Mexican Grill, Inc. (a)	—	539
D.R. Horton, Inc.	3	357
Darden Restaurants, Inc.	1	187
Domino's Pizza, Inc.	—	114
eBay Inc.	5	222
ETSY, Inc. (a)	1	91
Expedia Group, Inc. (a)	1	149
Ford Motor Company	36	541
Garmin Ltd.	1	148
General Motors Company	13	483
Genuine Parts Company	1	225
Hasbro, Inc.	1	80
Hilton Worldwide Holdings Inc.	2	346
Las Vegas Sands Corp. (a)	3	178
Lennar Corporation - Class A	2	292
LKQ Corporation	2	133
Lowe`s Companies, Inc.	5	1,225
Marriott International, Inc. - Class A	2	433
McDonald's Corporation	7	1,976
MGM Resorts International	3	122
Mohawk Industries, Inc. (a)	—	47
Newell Brands Inc.	3	30
Nike, Inc. - Class B	11	1,236
Norwegian Cruise Line Holdings Ltd. (a)	4	83
NVR, Inc. (a)	—	171
O'Reilly Automotive, Inc. (a)	1	528
Pool Corporation	—	127
PulteGroup, Inc.	2	152
Ralph Lauren Corporation - Class A	—	46
Ross Stores, Inc.	3	342
Royal Caribbean Cruises Ltd.	2	197
Starbucks Corporation	10	1,032
Tapestry, Inc.	2	97
Tesla Inc. (a)	25	6,421
The Home Depot, Inc.	9	2,864
The TJX Companies, Inc.	10	880
Tractor Supply Company	1	215
Ulta Beauty, Inc. (a)	—	216
V.F. Corporation	3	53
Whirlpool Corporation	1	77
Wynn Resorts, Limited	1	98
Yum! Brands, Inc.	3	359
		36,062
Industrials 8.4%
3M Company	5	502
A. O. Smith Corporation	1	78
Alaska Air Group, Inc. (a)	1	57
Allegion Public Limited Company	1	103
American Airlines Group Inc. (a)	6	115
AMETEK, Inc.	2	344
Automatic Data Processing, Inc.	4	828
Axon Enterprise, Inc. (a)	1	128
Broadridge Financial Solutions, Inc.	1	179
C.H. Robinson Worldwide, Inc.	1	103
Carrier Global Corporation	8	384
Caterpillar Inc.	5	1,154
Ceridian HCM Holding Inc. (a)	1	91
Cintas Corporation	1	393
Copart, Inc. (a)	4	357
CoStar Group, Inc. (a)	4	331
CSX Corporation	18	626
Cummins Inc.	1	310
Deere & Company	2	996
Delta Air Lines, Inc. (a)	6	269
Dover Corporation	1	191
Eaton Corporation Public Limited Company	4	728
Emerson Electric Co.	5	475
Equifax Inc.	1	261
Expeditors International of Washington, Inc.	1	165
Fastenal Company	5	305
FedEx Corporation	2	525
Fortive Corporation	3	243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a)	1	81
General Dynamics Corporation	2	442
General Electric Company	10	1,088
Honeywell International Inc.	6	1,255
Howmet Aerospace Inc.	3	170
Huntington Ingalls Industries, Inc.	—	88
IDEX Corporation	1	140
Illinois Tool Works Inc.	3	629
Ingersoll Rand Inc.	4	242
J.B. Hunt Transport Services, Inc.	1	132
Jacobs Solutions Inc.	1	134
Johnson Controls International Public Limited Company	6	426
L3Harris Technologies, Inc.	2	333
Leidos Holdings, Inc.	1	108
Lockheed Martin Corporation	2	940
Masco Corporation	2	110
Nordson Corporation	1	123
Norfolk Southern Corporation	2	473
Northrop Grumman Corporation	1	594
Old Dominion Freight Line, Inc.	1	299
Otis Worldwide Corporation	4	337
PACCAR Inc	5	394
Parker-Hannifin Corporation	1	461
Paychex, Inc.	3	323
Paycom Software, Inc.	—	138
Pentair Public Limited Company	2	95
Quanta Services, Inc.	1	260
Raytheon Technologies Corporation	13	1,305
Republic Services, Inc.	2	289
Robert Half International Inc.	1	80
Rockwell Automation, Inc.	1	337
Rollins, Inc.	2	95
Snap-on Incorporated	1	140
Southwest Airlines Co.	5	198
Stanley Black & Decker, Inc.	1	134
Textron Inc.	2	119
The Boeing Company (a)	5	1,089
Trane Technologies Public Limited Company	2	402
TransDigm Group Incorporated	1	426
Union Pacific Corporation	6	1,138
United Airlines Holdings, Inc. (a)	3	170
United Parcel Service, Inc. - Class B	7	1,189
United Rentals, Inc.	1	278
Verisk Analytics, Inc.	1	295
W. W. Grainger, Inc.	—	322
Waste Management, Inc.	3	586
Westinghouse Air Brake Technologies Corporation	2	181
Xylem Inc.	2	245
		29,074
Communication Services 8.2%
Activision Blizzard, Inc. (a)	7	549
Alphabet Inc. - Class A (a)	54	6,481
Alphabet Inc. - Class C (a)	47	5,624
AT&T Inc.	65	1,034
Comcast Corporation - Class A	38	1,572
Electronic Arts Inc.	2	308
Former Charter Communications Parent, Inc. - Class A (a)	1	353
Fox Corporation - Class A	2	76
Fox Corporation - Class B	2	47
Live Nation Entertainment, Inc. (a)	1	118
Match Group, Inc. (a)	2	100
Meta Platforms, Inc. - Class A (a)	20	5,781
Netflix, Inc. (a)	4	1,784
News Corporation - Class A	4	71
News Corporation - Class B	1	17
Omnicom Group Inc.	2	169
Paramount Global - Class B	5	76
Take-Two Interactive Software, Inc. (a)	1	208
The Interpublic Group of Companies, Inc.	4	139
The Walt Disney Company (a)	17	1,492
T-Mobile USA, Inc. (a)	5	727
Verizon Communications Inc.	38	1,420
Warner Bros. Discovery, Inc. - Series A (a)	20	249
		28,395
Consumer Staples 6.5%
Altria Group, Inc.	16	735
Archer-Daniels-Midland Company	5	373
Brown-Forman Corporation - Class B	2	106
Bunge Limited	1	133
Campbell Soup Company	2	77
Church & Dwight Co., Inc.	2	225
Colgate-Palmolive Company	8	577
Conagra Brands, Inc.	4	142
Constellation Brands, Inc. - Class A	1	362
Costco Wholesale Corporation	4	2,172
Dollar General Corporation	2	336
Dollar Tree, Inc. (a)	2	273
General Mills, Inc.	5	412
Hormel Foods Corporation	3	100
Kellogg Company	2	160
Keurig Dr Pepper Inc.	8	240
Kimberly-Clark Corporation	3	427
Kraft Foods Group, Inc.	7	258
Lamb Weston Holdings, Inc.	1	146
McCormick & Company, Incorporated	2	200
Molson Coors Beverage Company - Class B	2	105
Mondelez International, Inc. - Class A	12	910
Monster Beverage 1990 Corporation (a)	7	400
PepsiCo, Inc.	13	2,329
Philip Morris International Inc.	14	1,376
Sysco Corporation	5	339
Target Corporation	4	560
The Clorox Company	1	182
The Coca-Cola Company	36	2,141
The Estee Lauder Companies Inc. - Class A	2	422
The Hershey Company	1	331
The J.M. Smucker Company	1	146
The Kroger Co.	6	275
The Procter & Gamble Company	21	3,254
Tyson Foods, Inc. - Class A	3	129
Walgreens Boots Alliance, Inc.	7	191
Walmart Inc.	13	2,014
		22,558
Energy 4.0%
Apa Corp.	3	102
Baker Hughes Company - Class A	9	292
Chevron Corporation	16	2,500
ConocoPhillips	11	1,153
Coterra Energy Inc.	7	176
Devon Energy Corporation	6	280
Diamondback Energy, Inc.	2	212
EOG Resources, Inc.	5	603
EQT Corporation	3	132
Exxon Mobil Corporation	37	3,951
Halliburton Company	8	267
Hess Corporation	3	347
Kinder Morgan, Inc.	18	305
Marathon Oil Corporation	5	125
Marathon Petroleum Corporation	4	453
Occidental Petroleum Corporation	7	394
ONEOK, Inc.	4	253
Phillips 66	4	392
Pioneer Natural Resources Company	2	432
Schlumberger Limited	13	639
Targa Resources Corp.	2	161
The Williams Companies, Inc.	11	355
Valero Energy Corporation	3	387
		13,911
Utilities 2.5%
Alliant Energy Corporation	2	118
Ameren Corporation	2	192
American Electric Power Company, Inc.	5	390
American Water Works Company, Inc.	2	251
Atmos Energy Corporation	1	153
CenterPoint Energy, Inc.	6	161
CMS Energy Corporation	3	157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	3	292
Constellation Energy Group, Inc.	3	274
Dominion Energy, Inc.	8	398
DTE Energy Company	2	207
Duke Energy Corporation	7	628
Edison International	3	239
Entergy Corporation	2	193
Evergy, Inc.	2	119
Eversource Energy	3	226
Exelon Corporation	9	370
FirstEnergy Corp.	5	195
NextEra Energy, Inc.	18	1,364
NiSource Inc.	4	108
NRG Energy, Inc.	2	78
PG&E Corporation (a)	14	249
Pinnacle West Capital Corporation	1	86
PPL Corporation	7	178
Public Service Enterprise Group Incorporated	5	280
Sempra Energy	3	418
The AES Corporation	6	132
The Southern Company	10	695
WEC Energy Group Inc.	3	253
Xcel Energy Inc.	5	314
		8,718
Materials 2.5%
Air Products and Chemicals, Inc.	2	609
Albemarle Corporation	1	232
Amcor Pty Ltd	14	135
Avery Dennison Corporation	1	130
Ball Corporation	3	166
Celanese Corporation - Class A	1	105
CF Industries Holdings, Inc.	2	125
Corteva, Inc.	7	375
Dow Inc.	6	344
DuPont de Nemours, Inc.	4	300
Eastman Chemical Company	1	93
Ecolab Inc.	2	415
FMC Corporation	1	122
Freeport-McMoRan Inc.	13	520
International Flavors & Fragrances Inc.	2	192
International Paper Company	3	96
Legacy Vulcan Corp.	1	264
Linde Public Limited Company	5	1,706
LyondellBasell Industries N.V. - Class A	2	205
Martin Marietta Materials, Inc.	1	269
MOS Holdings Inc.	3	98
Newmont Corporation	7	315
Nucor Corporation	2	385
Packaging Corporation of America	1	106
PPG Industries, Inc.	2	319
Sealed Air Corporation	1	51
Steel Dynamics, Inc.	1	153
The Sherwin-Williams Company	2	571
WestRock Company	2	67
		8,468
Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	1	166
American Tower Corporation	4	818
AvalonBay Communities, Inc.	1	244
Boston Properties, Inc.	1	76
Camden Property Trust	1	108
CBRE Group, Inc. - Class A (a)	3	234
Crown Castle Inc.	4	445
Digital Realty Trust, Inc. (d)	3	309
Equinix, Inc.	1	671
Equity Residential	3	203
Essex Property Trust, Inc.	1	134
Extra Space Storage Inc.	1	183
Federal Realty Investment Trust	1	67
Healthpeak OP, LLC	5	100
Host Hotels & Resorts, Inc.	6	106
Invitation Homes Inc.	5	184
Iron Mountain Incorporated	3	147
KRC Interim Corp.	6	120
Mid-America Apartment Communities, Inc.	1	160
ProLogis Inc.	9	1,039
Public Storage	1	411
Realty Income Corporation	6	363
Regency Centers Corporation	1	87
SBA Communications Corporation - Class A	1	229
Simon Property Group, Inc.	3	342
UDR, Inc.	3	117
Ventas, Inc.	4	168
VICI Properties Inc.	9	286
Welltower OP LLC	5	365
Weyerhaeuser Company	7	232
		8,114
Total Common Stocks (cost $272,052)		338,356
INVESTMENT COMPANIES 0.6%
iShares Core S&P 500 ETF	5	2,054
Total Investment Companies (cost $1,945)		2,054
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (c) (e)	2,994	2,994
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (c) (e)	278	278
Total Short Term Investments (cost $3,272)		3,272
Total Investments 99.8% (cost $277,269)		343,682
Other Derivative Instruments 0.0%		48
Other Assets and Liabilities, Net 0.2%		680
Total Net Assets 100.0%		344,410

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of June 30, 2023.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	289	15	—	5	—	(6)	298	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	304	401	0.1

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	17	September 2023	3,710	48	106

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	338,356	—	—	338,356
Investment Companies	2,054	—	—	2,054
Short Term Investments	3,272	—	—	3,272
	343,682	—	—	343,682
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	106	—	—	106
	106	—	—	106

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 95.3%
United States of America 48.8%
Adobe Inc. (a)	1	391
Advanced Micro Devices, Inc. (a)	2	165
AFLAC Incorporated	4	308
American Water Works Company, Inc.	1	177
Aptiv PLC (a)	2	229
Becton, Dickinson and Company	1	335
Bentley Systems, Incorporated - Class B	2	129
Bio-Rad Laboratories, Inc. - Class A (a)	1	190
Bruker Corporation	3	196
Calix, Inc. (a)	4	217
Danaher Corporation	1	343
Deere & Company	1	436
Hexcel Corporation	4	281
Intuit Inc.	1	285
Johnson & Johnson	1	238
Keysight Technologies, Inc. (a)	2	275
Lumentum Holdings Inc. (a)	3	155
Microsoft Corporation	1	476
MSCI Inc. - Class A	1	350
On Semiconductor Corporation (a)	3	297
Palo Alto Networks, Inc. (a)	1	244
Tetra Tech, Inc.	2	336
The Procter & Gamble Company	2	275
TopBuild Corp. (a)	1	203
Visa Inc. - Class A	2	436
Waste Management, Inc.	3	451
West Pharmaceutical Services, Inc.	1	318
Xylem Inc.	2	263
		7,999
United Kingdom 9.2%
Abcam PLC - ADR (a)	8	204
Experian PLC	8	301
Haleon PLC	67	273
London Stock Exchange Group PLC	4	435
Unilever PLC	6	303
		1,516
Ireland 6.4%
Accenture Public Limited Company - Class A	1	372
Icon Public Limited Company (a)	1	330
Steris Limited	2	341
		1,043
Germany 4.5%
Deutsche Borse Aktiengesellschaft - Class N	2	372
Infineon Technologies AG - Class N	9	367
		739
Japan 3.5%
Keyence Corporation	1	238
SMC Corporation	1	333
		571
Netherlands 3.5%
ASML Holding N.V.	—	314
NXP Semiconductors N.V.	1	252
		566
Switzerland 3.4%
Alcon AG	3	244
Partners Group Holding AG	—	308
		552
Singapore 3.3%
Flex Ltd. (a)	20	547
India 3.3%
Apollo Hospitals Enterprise Limited	4	264
Dabur India Limited	39	273
		537
Taiwan 2.9%
MediaTek Inc.	7	155
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	321
		476
Denmark 2.7%
Chr. Hansen Holding A/S	3	214
Orsted A/S (b)	2	223
		437
Hong Kong 1.4%
AIA Group Limited	23	237
Norway 1.2%
TOMRA Systems ASA	13	203
China 1.2%
BYD Company Limited - Class H	6	193
Total Common Stocks (cost $14,081)		15,616
SHORT TERM INVESTMENTS 3.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	606	606
Total Short Term Investments (cost $606)		606
Total Investments 99.0% (cost $14,687)		16,222
Other Derivative Instruments (0.3)%		(42)
Other Assets and Liabilities, Net 1.3%		202
Total Net Assets 100.0%		16,382

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/AB Sustainable Global Thematic Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Orsted A/S	08/08/22	247	223	1.4

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	08/25/23	AUD	498	333	(6)
BRL/USD	BOA	07/05/23	BRL	384	80	5
BRL/USD	MSC	08/02/23	BRL	384	80	—
CAD/USD	BOA	08/24/23	CAD	720	544	5
CHF/USD	BOA	07/21/23	CHF	40	45	—
CNY/USD	MSC	07/07/23	CNY	2,999	413	(24)
EUR/USD	BOA	07/31/23	EUR	343	374	5
GBP/USD	BOA	07/21/23	GBP	257	327	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BOA	07/12/23	HKD	200	25	—
JPY/USD	BOA	08/25/23	JPY	54,820	383	(14)
KRW/USD	MSC	07/27/23	KRW	277,361	211	—
SEK/USD	BOA	09/13/23	SEK	1,131	105	(2)
TWD/USD	SCB	09/14/23	TWD	792	26	—
USD/AUD	BOA	08/25/23	AUD	(93)	(62)	—
USD/BRL	MSC	07/05/23	BRL	(384)	(80)	—
USD/CAD	BOA	08/24/23	CAD	(133)	(101)	—
USD/CHF	BOA	07/21/23	CHF	(149)	(167)	—
USD/CNY	MSC	07/07/23	CNY	(826)	(114)	1
USD/EUR	BOA	07/31/23	EUR	(354)	(387)	2
USD/GBP	BOA	07/21/23	GBP	(47)	(60)	(1)
USD/GBP	BOA	07/21/23	GBP	(88)	(112)	—
USD/GBP	CIT	07/21/23	GBP	(825)	(1,048)	(21)
USD/HKD	BOA	07/12/23	HKD	(1,252)	(160)	1
USD/INR	MSC	09/25/23	INR	(26,028)	(316)	(1)
USD/INR	MSC	09/25/23	INR	(6,040)	(73)	—
USD/JPY	BOA	08/25/23	JPY	(9,593)	(67)	—
USD/NOK	BOA	09/13/23	NOK	(1,885)	(176)	4
USD/TWD	BOA	09/14/23	TWD	(8,082)	(262)	3
					(239)	(42)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	10,366	5,250	—	15,616
Short Term Investments	606	—	—	606
	10,972	5,250	—	16,222
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	27	—	27
	—	27	—	27
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(69)	—	(69)
	—	(69)	—	(69)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.7%
Health Care 21.0%
Abbott Laboratories	43	4,734
AbbVie Inc.	28	3,796
Agilent Technologies, Inc.	9	1,046
Amgen Inc.	18	3,949
Becton, Dickinson and Company	4	1,065
Bio-Rad Laboratories, Inc. - Class A (a)	1	190
Bio-Techne Corporation	9	695
Bristol-Myers Squibb Company	24	1,526
Centene Corporation (a)	2	165
Chemed Corporation	6	3,130
Cigna Corporation	3	943
CVS Health Corporation	19	1,326
Danaher Corporation	16	3,945
Elevance Health, Inc.	8	3,636
Eli Lilly and Company	8	3,870
Envista Holdings Corporation (a)	19	626
GE HealthCare Technologies Inc.	9	706
Gilead Sciences, Inc.	3	212
Hologic, Inc. (a)	6	523
Humana Inc.	9	4,209
Johnson & Johnson	35	5,857
McKesson Corporation	10	4,357
Medtronic, Inc.	38	3,377
Merck & Co., Inc.	49	5,622
Mettler-Toledo International Inc. (a)	1	883
Pfizer Inc.	17	633
Qiagen N.V. (a)	17	774
Regeneron Pharmaceuticals, Inc. (a)	5	3,534
ResMed Inc.	2	484
Stryker Corporation	2	470
Thermo Fisher Scientific Inc.	9	4,791
United Therapeutics Corporation (a)	9	2,008
UnitedHealth Group Incorporated	10	4,799
Veeva Systems Inc. - Class A (a)	5	1,080
Vertex Pharmaceuticals Incorporated (a)	12	4,165
Viatris Inc.	48	478
Waters Corporation (a)	1	170
West Pharmaceutical Services, Inc.	1	241
		84,015
Consumer Staples 19.2%
Altria Group, Inc.	21	954
Archer-Daniels-Midland Company	5	401
Campbell Soup Company	5	243
Casey's General Stores, Inc.	6	1,531
Church & Dwight Co., Inc.	17	1,710
Colgate-Palmolive Company	62	4,794
Constellation Brands, Inc. - Class A	4	1,061
Costco Wholesale Corporation	11	5,735
Dollar General Corporation	4	700
Flowers Foods, Inc.	60	1,499
General Mills, Inc.	16	1,243
Hormel Foods Corporation	104	4,187
Kellogg Company	16	1,099
Kimberly-Clark Corporation	1	194
Mondelez International, Inc. - Class A	69	5,032
Monster Beverage 1990 Corporation (a)	68	3,926
PepsiCo, Inc.	30	5,494
Philip Morris International Inc.	55	5,331
Seaboard Corporation	—	110
Target Corporation	5	707
The Clorox Company	15	2,428
The Coca-Cola Company	85	5,091
The Estee Lauder Companies Inc. - Class A	3	625
The Hershey Company	21	5,216
The J.M. Smucker Company	15	2,153
The Kroger Co.	74	3,500
The Procter & Gamble Company	37	5,594
Tyson Foods, Inc. - Class A	3	134
Walmart Inc.	38	5,939
		76,631
Industrials 15.6%
3M Company	21	2,059
Air Lease Corporation - Class A	9	361
AMETEK, Inc.	1	220
Automatic Data Processing, Inc.	5	1,073
C.H. Robinson Worldwide, Inc.	4	401
Caci International Inc. - Class A (a)	11	3,905
Caterpillar Inc.	14	3,479
Cintas Corporation	2	944
Copart, Inc. (a)	26	2,355
Cummins Inc.	10	2,510
Deere & Company	4	1,783
Eaton Corporation Public Limited Company	1	161
Expeditors International of Washington, Inc.	38	4,630
FedEx Corporation	3	808
FTI Consulting, Inc. (a)	21	3,993
Honeywell International Inc.	4	751
Illinois Tool Works Inc.	6	1,376
J.B. Hunt Transport Services, Inc.	9	1,619
Knight-Swift Transportation Holdings Inc. - Class A	17	942
Landstar System, Inc.	4	862
Leidos Holdings, Inc.	2	203
Lockheed Martin Corporation	13	5,832
Northrop Grumman Corporation	6	2,568
Old Dominion Freight Line, Inc.	4	1,389
Republic Services, Inc.	39	6,004
Robert Half International Inc.	9	691
Rollins, Inc.	8	357
Union Pacific Corporation	12	2,382
United Parcel Service, Inc. - Class B	14	2,583
Waste Management, Inc.	34	5,873
		62,114
Information Technology 9.4%
Accenture Public Limited Company - Class A	11	3,283
Adobe Inc. (a)	9	4,374
Amdocs Limited	2	179
Apple Inc.	3	587
Avnet, Inc.	3	139
Broadcom Inc.	3	2,330
Cirrus Logic, Inc. (a)	2	143
Cisco Systems, Inc.	124	6,419
Dolby Laboratories, Inc. - Class A	25	2,088
Gen Digital Inc.	7	125
Hewlett Packard Enterprise Company	39	652
Intel Corporation	13	422
International Business Machines Corporation	15	1,975
Microsoft Corporation	8	2,864
NetApp, Inc.	12	885
Oracle Corporation	16	1,857
Roper Technologies, Inc.	8	4,003
Synopsys, Inc. (a)	2	742
Teledyne Technologies Incorporated (a)	1	395
Texas Instruments Incorporated	23	4,110
		37,572
Financials 8.5%
AFLAC Incorporated	9	646
American International Group, Inc.	5	310
AON Public Limited Company - Class A	4	1,399
Arch Capital Group Ltd. (a)	6	450
Assurant, Inc.	2	257
Chubb Limited	10	1,963
Cincinnati Financial Corporation	2	202
Citigroup Inc.	7	328
CME Group Inc. - Class A	22	4,040
Erie Indemnity Company - Class A	5	1,091
Everest Re Group, Ltd.	7	2,360
Intercontinental Exchange, Inc.	2	175
Loews Corporation	5	315
MarketAxess Holdings Inc.	1	340
Marsh & Mclennan Companies, Inc.	1	233
MasterCard Incorporated - Class A	8	2,990
Prosperity Bancshares, Inc.	17	971
Reinsurance Group of America, Incorporated	1	195
RenaissanceRe Holdings Ltd	2	334

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Allstate Corporation	10	1,084
The Hartford Financial Services Group, Inc.	8	609
The Progressive Corporation	16	2,160
The Travelers Companies, Inc.	22	3,766
Unum Group	6	309
Visa Inc. - Class A (b)	23	5,454
W.R. Berkley Corporation	6	341
White Mountains Insurance Group Ltd	1	1,590
		33,912
Communication Services 7.6%
Alphabet Inc. - Class A (a)	50	5,942
AT&T Inc.	297	4,731
Electronic Arts Inc.	37	4,771
Meta Platforms, Inc. - Class A (a)	11	3,157
Sphere Entertainment Co. - Class A	1	138
The New York Times Company - Class A	8	320
T-Mobile USA, Inc. (a)	40	5,549
Verizon Communications Inc.	153	5,672
		30,280
Consumer Discretionary 5.1%
AutoZone, Inc. (a)	1	2,199
Garmin Ltd.	19	1,961
Grand Canyon Education, Inc. (a)	2	218
McDonald's Corporation	19	5,786
O'Reilly Automotive, Inc. (a)	6	5,274
The Home Depot, Inc.	8	2,600
Ulta Beauty, Inc. (a)	5	2,480
		20,518
Utilities 3.9%
Alliant Energy Corporation	9	472
Ameren Corporation	2	195
American Electric Power Company, Inc.	3	225
American Water Works Company, Inc.	13	1,912
Consolidated Edison, Inc.	6	514
Dominion Energy, Inc.	19	968
DTE Energy Company	2	181
Duke Energy Corporation	31	2,808
Eversource Energy	20	1,427
Exelon Corporation	4	165
NextEra Energy, Inc.	2	122
PPL Corporation	20	535
Public Service Enterprise Group Incorporated	23	1,443
The Southern Company	25	1,784
WEC Energy Group Inc.	19	1,659
Xcel Energy Inc.	17	1,061
		15,471
Materials 3.4%
Air Products and Chemicals, Inc.	7	2,016
Ashland Inc.	2	156
CF Industries Holdings, Inc.	23	1,594
Corteva, Inc.	12	707
International Paper Company	11	341
Linde Public Limited Company	3	1,174
LyondellBasell Industries N.V. - Class A	7	619
Newmont Corporation	34	1,446
Packaging Corporation of America	4	485
Reliance Steel & Aluminum Co.	9	2,357
Royal Gold, Inc.	20	2,270
WestRock Company	8	221
		13,386
Energy 2.6%
Chevron Corporation	2	319
ConocoPhillips	21	2,226
EOG Resources, Inc.	30	3,477
HF Sinclair Corporation	5	242
Marathon Petroleum Corporation	20	2,350
Phillips 66	9	851
Valero Energy Corporation	8	883
		10,348
Real Estate 0.4%
Public Storage	6	1,787
Total Common Stocks (cost $362,668)		386,034
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	12,591	12,591
Total Short Term Investments (cost $12,591)		12,591
Total Investments 99.8% (cost $375,259)		398,625
Other Derivative Instruments 0.0%		131
Other Assets and Liabilities, Net 0.2%		519
Total Net Assets 100.0%		399,275

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	50	September 2023	10,856	131	365

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	386,034	—	—	386,034
Short Term Investments	12,591	—	—	12,591
	398,625	—	—	398,625
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	365	—	—	365
	365	—	—	365

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 96.5%
Netherlands 18.7%
Adyen B.V. (a) (b)	26	45,805
argenx SE (a)	63	24,492
ASML Holding N.V.	80	58,189
Exor Nederland N.V.	209	18,688
		147,174
United States of America 14.6%
Elastic N.V. (a)	128	8,232
Illumina, Inc. (a)	69	12,934
Moderna, Inc. (a)	201	24,397
NVIDIA Corporation	37	15,812
SolarEdge Technologies Ltd. (a)	14	3,876
Spotify Technology S.A. (a)	209	33,635
Tesla Inc. (a)	61	16,066
		114,952
China 11.4%
Alibaba Group Holding Limited (a) (b)	609	6,344
Baidu, Inc. - Class A - ADR (a)	51	6,932
Full Truck Alliance Co. Ltd. - Class A - ADR (a)	353	2,194
Ganfeng Lithium Group Co., Ltd - Class H (b) (c)	484	3,172
Meituan - Class B (a) (b)	1,284	20,126
NIO, Inc. - Class A - ADR (a)	1,012	9,809
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	129	8,894
Tencent Holdings Limited	651	27,670
Wuxi Biologics Cayman Inc (a) (b)	1,027	4,931
		90,072
Brazil 8.1%
MercadoLibre S.R.L (a)	44	52,747
NU Holdings Ltd. - Class A (a)	1,392	10,986
		63,733
France 6.3%
Kering	55	30,465
L'Oreal	42	19,413
		49,878
Denmark 5.6%
Ambu A/S - Class B (a)	367	6,021
Genmab A/S (a)	65	24,651
Vestas Wind Systems A/S (a)	516	13,747
		44,419
Japan 4.6%
M3, Inc.	613	13,365
Nidec Corporation	271	14,862
SBI Holdings, Inc.	118	2,280
SMC Corporation	10	5,772
		36,279
Italy 3.8%
Ferrari N.V.	77	25,060
Prysmian S.p.A.	105	4,395
		29,455
Germany 3.6%
Delivery Hero SE (a) (b)	258	11,362
Hellofresh SE (a)	271	6,672
Jumia Technologies AG - ADR (a)	202	690
Zalando SE (a) (b)	328	9,461
		28,185
Sweden 3.1%
Atlas Copco Aktiebolag - Class A	1,239	17,870
Kinnevik AB - Class B (a)	396	5,499
Oatly Group AB (Publ) - ADR (a) (c)	629	1,289
		24,658
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Company Limited	1,324	24,575
United Kingdom 2.2%
Ocado Group PLC (a)	1,317	9,512
Wise PLC - Class A (a)	913	7,610
		17,122
Hong Kong 1.9%
AIA Group Limited	1,087	11,029
Hong Kong Exchanges and Clearing Limited	108	4,088
		15,117
Israel 1.7%
Mobileye Global Inc. - Class A (a) (c)	135	5,196
Wix.Com Ltd. (a)	107	8,405
		13,601
Australia 1.7%
WiseTech Global Limited	245	13,144
Switzerland 1.5%
Temenos AG - Class N	58	4,612
VAT Group AG (b)	17	6,999
		11,611
India 1.4%
Housing Development Finance Corporation Limited	327	11,283
Belgium 1.2%
Umicore	339	9,466
South Korea 0.9%
Coupang, Inc. - Class A (a)	398	6,920
Bermuda 0.6%
Autostore Holdings Ltd (a) (b) (c)	2,263	4,939
Singapore 0.5%
Sea Limited - Class A - ADR (a)	66	3,805
Total Common Stocks (cost $1,100,351)		760,388
PREFERRED STOCKS 1.5%
Germany 1.5%
Sartorius Aktiengesellschaft	34	11,711
Total Preferred Stocks (cost $18,009)		11,711
SHORT TERM INVESTMENTS 3.2%
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	18,455	18,455
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	6,571	6,571
Total Short Term Investments (cost $25,026)		25,026
Total Investments 101.2% (cost $1,143,386)		797,125
Other Assets and Liabilities, Net (1.2)%		(9,519)
Total Net Assets 100.0%		787,606

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/13/21	58,470	45,805	5.8
Alibaba Group Holding Limited	04/13/21	18,363	6,344	0.8
Autostore Holdings Ltd	10/14/22	4,224	4,939	0.6
Delivery Hero SE	04/13/21	32,050	11,362	1.5
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	3,172	0.4
Meituan - Class B	04/13/21	43,062	20,126	2.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Baillie Gifford International Growth Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
VAT Group AG	03/13/23	5,479	6,999	0.9
Wuxi Biologics Cayman Inc	06/16/21	14,789	4,931	0.6
Zalando SE	04/13/21	34,752	9,461	1.2
		215,292	113,139	14.4
Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	232,819	527,569	—	760,388
Preferred Stocks	11,711	—	—	11,711
Short Term Investments	25,026	—	—	25,026
	269,556	527,569	—	797,125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.4%
Information Technology 29.5%
Cloudflare, Inc. - Class A (a)	37	2,418
Datadog, Inc. - Class A (a)	18	1,777
HashiCorp, Inc. - Class A (a)	34	890
NVIDIA Corporation	14	6,005
Samsara Inc. - Class A (a)	15	420
Shopify Inc. - Class A (a)	109	7,029
Snowflake Inc. - Class A (a)	10	1,778
Twilio Inc. - Class A (a)	23	1,447
Workday, Inc. - Class A (a)	12	2,604
Zoom Video Communications, Inc. - Class A (a)	16	1,058
		25,426
Consumer Discretionary 25.3%
Amazon.com, Inc. (a)	45	5,888
Chegg, Inc. (a)	39	343
Chewy, Inc. - Class A (a)	45	1,778
Coursera, Inc. (a)	58	760
Doordash, Inc. - Class A (a)	35	2,675
Duolingo, Inc. - Class A (a)	16	2,250
Rivian Automotive, Inc. - Class A (a)	19	324
Sweetgreen, Inc. - Class A (a)	54	689
Tesla Inc. (a)	21	5,434
Wayfair Inc. - Class A (a)	26	1,691
		21,832
Communication Services 19.6%
Meta Platforms, Inc. - Class A (a)	3	862
Netflix, Inc. (a)	9	3,785
Pinterest, Inc. - Class A (a)	47	1,299
Roblox Corporation - Class A (a)	43	1,715
Roku Inc. - Class A (a)	18	1,168
Snap Inc. - Class A (a)	60	711
The Trade Desk, Inc. - Class A (a)	95	7,341
		16,881
Health Care 14.1%
10X Genomics, Inc. - Class A (a)	16	918
Alnylam Pharmaceuticals, Inc. (a)	11	2,181
Denali Therapeutics Inc. (a)	43	1,261
Doximity, Inc. - Class A (a)	28	954
Illumina, Inc. (a)	1	246
Moderna, Inc. (a)	33	3,956
Novocure Limited (a)	21	876
Penumbra, Inc. (a)	4	1,311
Recursion Pharmaceuticals, Inc. - Class A (a)	44	326
Sana Biotechnology, Inc. (a) (b)	27	161
		12,190
Industrials 7.1%
CoStar Group, Inc. (a)	38	3,407
Watsco, Inc.	7	2,741
		6,148
Financials 2.6%
Affirm Holdings, Inc. - Class A (a) (b)	37	574
Lemonade, Inc. (a) (b)	25	424
MarketAxess Holdings Inc.	5	1,220
		2,218
Real Estate 0.7%
Redfin Corporation (a) (b)	50	618
Materials 0.5%
Ginkgo Bioworks Holdings, Inc. - Class A (a)	217	404
Total Common Stocks (cost $127,591)		85,717
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	297	297
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	131	131
Total Short Term Investments (cost $428)		428
Total Investments 99.9% (cost $128,019)		86,159
Other Assets and Liabilities, Net 0.1%		87
Total Net Assets 100.0%		86,246

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	85,717	—	—	85,717
Rights	—	—	14	14
Short Term Investments	428	—	—	428
	86,145	—	14	86,159

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 55.8%
Information Technology 11.8%
Adobe Inc. (a)	4	2,194
Advanced Micro Devices, Inc. (a) (b)	73	8,285
Akamai Technologies, Inc. (a)	1	100
ANSYS, Inc. (a)	13	4,166
Apple Inc. (c)	304	59,059
Applied Materials, Inc.	45	6,468
ASM Pacific Technology Limited	20	201
ASML Holding N.V.	30	21,970
Atlassian Corporation - Class A (a)	4	622
Autodesk, Inc. (a)	5	982
Bicycle Club Joint Venture, L.P. - Class A	258	731
BYD Electronic (International) Company Limited	5	14
Cadence Design Systems, Inc. (a)	25	5,800
Cisco Systems, Inc.	14	745
CrowdStrike Holdings, Inc. - Class A (a)	22	3,229
Dassault Systemes	19	843
Dell Technologies Inc. - Class C	5	296
Dynatrace, Inc. (a)	127	6,535
F5, Inc. (a)	45	6,653
Fair Isaac Corporation (a)	1	699
First Solar, Inc. (a)	9	1,632
Fortinet, Inc. (a)	68	5,167
Gen Digital Inc.	9	169
Glodon Company Limited - Class A	123	549
HCL Technologies Limited	32	466
Hewlett Packard Enterprise Company	53	895
Hexagon Aktiebolag - Class B	128	1,573
Hundsun Technologies Inc. - Class A	93	567
IBIDEN Co., Ltd.	2	125
Informatica Inc. - Class A (a)	51	942
Infosys Limited	14	232
Intel Corporation	9	285
Intuit Inc.	8	3,686
Keyence Corporation	28	13,317
Keysight Technologies, Inc. (a)	11	1,778
KLA Corporation	12	5,587
Lam Research Corporation	1	539
Lenovo Group Limited	164	171
LONGi Green Energy Technology Co., Ltd. - Class A	317	1,255
Lookout, Inc. (d) (e)	21	54
Lookout, Inc. (d) (e)	284	1,297
MediaTek Inc.	13	288
Microchip Technology Incorporated	9	822
Micron Technology, Inc. (b)	80	5,036
Microsoft Corporation	215	73,079
Mirion Technologies (US), Inc. - Class A (a)	42	354
Nice Ltd - ADR (a) (f)	38	7,809
Nomura Research Institute Ltd	38	1,052
NVIDIA Corporation (b)	29	12,450
NXP Semiconductors N.V.	4	901
Oracle Corporation Japan	1	60
Palo Alto Networks, Inc. (a)	19	4,978
Quanta Computer Inc.	64	313
Rakus Co., Ltd.	11	188
Salesforce, Inc. (a)	38	8,020
Samsung Electronics Co Ltd	26	1,414
SAP SE - ADR	10	1,421
SAP SE	127	17,398
Seagate Technology Holdings Public Limited Company	15	926
ServiceNow, Inc. (a)	1	283
Shopify Inc. - Class A (a)	7	447
SK Hynix Inc.	46	4,070
Starpower Semiconductor Ltd. - Class A	18	537
STMicroelectronics N.V.	33	1,659
Taiwan Semiconductor Manufacturing Company Limited	627	11,638
Tata Consultancy Services Limited	4	143
TE Connectivity Ltd. (e)	58	8,172
Telefonaktiebolaget LM Ericsson - Class B	191	1,035
Texas Instruments Incorporated	3	533
Tokyo Electron Limited	8	1,088
Trina Solar Co., Ltd. - Class A	94	551
VeriSign, Inc. (a)	17	3,925
Western Digital Corporation (a)	10	380
Wiwynn Corporation	10	460
Workday, Inc. - Class A (a)	2	518
Zscaler, Inc. (a)	16	2,408
		344,234
Health Care 8.3%
Abbott Laboratories	127	13,794
AbbVie Inc.	29	3,949
Aier Eye Hospital Group Co., Ltd - Class A	168	429
Alcon AG	141	11,656
Alfresa Holdings Corporation	9	133
AmerisourceBergen Corporation	5	969
Amgen Inc.	4	810
Amoy Diagnostics Co., Ltd. - Class A	172	574
argenx SE (a)	—	167
Astellas Pharma Inc.	57	852
AstraZeneca PLC - ADR	48	3,448
AstraZeneca PLC	54	7,685
Bayer Aktiengesellschaft - Class N	104	5,729
BioMarin Pharmaceutical Inc. (a)	4	387
Boston Scientific Corporation (a)	331	17,887
Cardinal Health, Inc.	4	369
Celltrion Healthcare Co. Ltd.	4	200
Cigna Corporation	4	1,202
Coloplast A/S - Class B	1	185
CSL Limited	2	282
CVS Health Corporation	22	1,521
DexCom, Inc. (a) (b)	41	5,224
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	2	155
Edwards Lifesciences Corporation (a)	47	4,448
Eli Lilly and Company	23	10,961
EssilorLuxottica	40	7,506
Fresenius SE & Co. KGaA	11	295
Gilead Sciences, Inc.	17	1,277
Grand Round, Inc. (d) (e)	644	767
GSK PLC	29	511
Hikma Pharmaceuticals Public Limited Company	5	122
Hoya Corporation	53	6,340
Humana Inc.	29	13,134
Hygeia Healthcare Holdings Co., Limited (e) (f)	77	418
Incyte Corporation (a)	1	56
Intuitive Surgical, Inc. (a)	33	11,372
JEOL Ltd.	7	232
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	84	551
Johnson & Johnson	65	10,790
Lonza Group AG	6	3,343
Masimo Corporation (a)	10	1,622
McKesson Corporation	4	1,713
Medipal Holdings Corporation	9	147
Merck & Co., Inc.	132	15,192
MERCK Kommanditgesellschaft auf Aktien	6	1,002
Mettler-Toledo International Inc. (a)	1	952
Microport Cardioflow Medtech Corporation (a) (e) (f)	1,642	374
Moderna, Inc. (a)	5	630
NMC Health PLC (d)	162	—
Novartis AG - Class N	24	2,389
Novo Nordisk A/S - Class B	39	6,264
Oneness Biotech Co., Ltd.	16	115
Pfizer Inc.	118	4,337
Pharmaron Beijing Co., Ltd. - Class H (e)	19	59
Sanofi	55	5,873
Santen Pharmaceutical Co., Ltd.	11	97
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	54	143
Suzuken Co., Ltd.	3	93
Sysmex Corporation	113	7,746
Takeda Pharmaceutical Co Ltd	24	739
Terumo Corporation	24	777
Thermo Fisher Scientific Inc.	26	13,337
UnitedHealth Group Incorporated	50	24,073

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Waters Corporation (a)	2	554
West Pharmaceutical Services, Inc.	1	214
Zoetis Inc. - Class A	24	4,202
		242,374
Financials 7.3%
ABN AMRO Bank N.V. - DCR (e)	46	718
Adyen B.V. (a) (e)	3	5,744
Agricultural Bank of China Limited - Class H	631	248
AIA Group Limited	696	7,058
Aktiebolaget Industrivarden - Class A	7	194
American International Group, Inc.	14	793
AON Public Limited Company - Class A	1	483
Aozora Bank, Ltd. (f)	16	303
Assurant, Inc.	4	448
Bank of America Corporation	61	1,742
Bank of Chengdu Co., Ltd. - Class A	385	648
Barclays PLC	683	1,334
Berkshire Hathaway Inc. - Class B (a)	5	1,775
BNP Paribas	295	18,601
BOC Hong Kong (Holdings) Limited	29	89
Brookfield Corporation - Class A	12	400
Capitec Bank Holdings	3	282
China Construction Bank Corporation - Class H	1,541	999
China Merchants Bank Co., Ltd. - Class H	64	292
Chubb Limited	58	11,254
Cielo S.A.	194	185
CME Group Inc. - Class A	5	860
COMMERZBANK Aktiengesellschaft	218	2,417
Credicorp Ltd.	2	233
DB Insurance Co., Ltd.	1	67
DBS Group Holdings Ltd	8	185
Direct Line Insurance Group PLC	99	171
FactSet Research Systems Inc.	—	172
Fidelity National Information Services, Inc.	21	1,138
Finecobank Banca Fineco SPA	22	290
Global Payments Inc.	3	302
Grupo Financiero Banorte, S.A.B. de C.V.	45	372
Hana Financial Group Inc.	4	131
Hang Seng Bank, Limited	14	198
Hyundai Marine & Fire Insurance Co., Ltd.	6	142
Industrial and Commercial Bank of China Limited - Class H	1,618	865
ING Groep N.V. (b)	1,361	18,370
Intercontinental Exchange, Inc.	2	268
Intesa Sanpaolo SPA	2,372	6,219
Investor Aktiebolag - Class B	18	369
Japan Post Bank Co., Ltd.	75	586
JPMorgan Chase & Co. (b)	63	9,176
KB Financial Group Inc.	9	337
KBC Groep	13	919
Kotak Mahindra Bank Limited	11	256
Legal & General Group PLC	70	202
Lincoln National Corporation	30	765
Lloyds Banking Group PLC	7,467	4,136
London Stock Exchange Group PLC	17	1,836
LPL Financial Holdings Inc.	63	13,687
M&T Bank Corporation	1	160
MarketAxess Holdings Inc.	3	779
Marsh & Mclennan Companies, Inc.	123	23,041
MasterCard Incorporated - Class A	50	19,822
Medibank Private Limited	132	311
MetLife, Inc.	28	1,577
Mitsubishi UFJ Financial Group Inc	1,762	13,048
Moody's Corporation	3	894
Morgan Stanley	7	598
Mr. Cooper Group Inc. (a)	17	844
NatWest Group PLC	211	647
Northern Trust Corporation	4	300
Oversea-Chinese Banking Corporation Limited	19	174
Ping An Insurance (Group) Co of China Ltd - Class A	71	456
PT Bank Central Asia Tbk	614	378
Royal Bank of Canada	13	1,253
S&P Global Inc.	9	3,777
Samsung Fire & Marine Insurance Co., Ltd.	3	610
SCOR SE	7	194
Societe Generale	20	523
Standard Chartered PLC	18	156
Synchrony Financial	11	378
Texas Capital Bancshares, Inc. (a)	3	163
The Allstate Corporation	12	1,260
The Charles Schwab Corporation	3	183
The Goldman Sachs Group, Inc.	3	878
The Hartford Financial Services Group, Inc.	16	1,159
The Progressive Corporation	38	5,022
The Travelers Companies, Inc.	4	680
UniCredit S.p.A.	19	451
Visa Inc. - Class A	25	6,015
Wells Fargo & Company	162	6,899
Willis Towers Watson Public Limited Company	4	1,020
Wintrust Financial Corporation	2	177
		212,086
Industrials 7.0%
3M Company	16	1,626
A.P. Moller - Maersk A/S - Class B	—	444
AENA, S.M.E., S.A. (e)	1	223
AGC Inc. (f)	1	50
Allegion Public Limited Company	11	1,264
Assa Abloy AB - Class B	72	1,733
Aurizon Holdings Limited	74	193
Automatic Data Processing, Inc.	2	344
BAE Systems PLC	837	9,864
BayCurrent Consulting , Inc.	26	962
Brenntag SE - Class N	3	201
Canadian National Railway Company	12	1,430
Cintas Corporation	2	1,077
CNH Industrial N.V.	59	847
Compagnie De Saint-Gobain	176	10,676
Copart, Inc. (a)	3	299
Deere & Company	17	6,770
Delta Air Lines, Inc. (a) (b)	179	8,488
Dongfang Electric Co., Ltd. - Class A	55	142
East Japan Railway Company	2	116
Embraer S.A. (a)	111	429
Experian PLC	14	540
FANUC Corporation	366	12,759
Fastenal Company	8	496
Ferguson Holdings Limited	3	436
Flughafen Zurich AG - Class N	1	189
Fortive Corporation	210	15,694
Geberit AG - Class N	—	222
General Dynamics Corporation	9	1,897
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	296
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (a)	377	745
Hanwha Aerospace CO., LTD.	1	119
HD Hyundai Infracore Co., Ltd.	99	905
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	1	131
IDEX Corporation	1	126
Illinois Tool Works Inc.	3	822
Japan Airlines Co., Ltd.	345	7,470
Johnson Controls International Public Limited Company	11	742
Kamigumi Co., Ltd.	6	129
Kawasaki Heavy Industries, Ltd.	14	358
Kawasaki Kisen Kaisha, Ltd. (f)	34	820
Keppel Corporation Limited	45	224
Kingspan Group Public Limited Company	15	1,016
Kone Corporation - Class B	11	593
Kuhne & Nagel International AG	3	879
LIXIL Corporation	27	338
Lockheed Martin Corporation	26	11,856
Masco Corporation	18	1,005
Mitsubishi Heavy Industries, Ltd.	12	565
Mitsui & Co., Ltd.	129	4,889
Mitsui O.S.K. Lines, Ltd. (f)	13	320
MTR Corporation Limited	44	202
NIBE Industrier AB - Class B	50	478

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Nihon M&A Center Holdings Inc.	22	168
Ningbo Deye Technology Co., Ltd. - Class A	41	833
Nippon Yusen Kabushiki Kaisha	49	1,076
Northrop Grumman Corporation	35	15,755
Orient Overseas (International) Limited	26	350
Otis Worldwide Corporation	25	2,197
Paycom Software, Inc.	4	1,279
Qantas Airways Limited (a)	51	212
Recruit Holdings Co., Ltd.	—	1
Relx PLC	177	5,900
Rockwell Automation, Inc.	16	5,224
Rollins, Inc.	33	1,414
RXO Inc. (a)	8	186
Sarcos Technology And Robotics Corporation (a) (f)	8	2
Schneider Electric SE	3	488
Seatrium Limited (a)	1,784	165
SG Holdings Co., Ltd.	12	167
Siemens Aktiengesellschaft - Class N	96	16,051
Singapore Airlines Limited	42	222
Singapore Technologies Engineering Ltd	82	223
SITC International Holdings Company Limited	102	187
SMC Corporation	12	6,883
Spirax-Sarco Engineering PLC	20	2,629
Teleperformance SE	1	134
TOTO Ltd.	5	160
Trane Technologies Public Limited Company	2	334
TransDigm Group Incorporated	2	1,828
Uber Technologies, Inc. (a)	8	325
United Airlines Holdings, Inc. (a) (b)	97	5,311
United Parcel Service, Inc. - Class B	55	9,910
VAT Group AG (e)	1	268
Verisk Analytics, Inc.	14	3,141
VINCI	67	7,745
		205,207
Consumer Discretionary 6.5%
Accor	70	2,578
Advance Auto Parts, Inc.	15	1,043
Amazon.com, Inc. (a) (b)	261	34,062
Aptiv PLC (a)	59	6,038
AutoZone, Inc. (a)	—	1,067
Bajaj Auto Limited	6	331
Bayerische Motoren Werke Aktiengesellschaft	12	1,446
Booking Holdings Inc. (a)	1	3,346
Burberry Group PLC	16	429
BYD Company Limited - Class H	19	611
Chipotle Mexican Grill, Inc. (a)	1	1,874
Compass Group PLC	294	8,218
Continental Aktiengesellschaft	6	427
Domino's Pizza, Inc.	1	183
eBay Inc.	11	497
Eicher Motors Limited	4	161
Expedia Group, Inc. (a)	3	302
Ferrari N.V.	11	3,418
Fila Holdings Corp.	3	102
Floor & Decor Holdings, Inc. - Class A (a)	22	2,237
Ford Motor Company	98	1,482
General Motors Company	84	3,243
Genius Sports Limited (a)	107	663
Genting International Plc	391	273
Gree Electric Appliances, Inc. of Zhuhai - Class A	184	927
Haidilao International Holding Ltd. (e)	194	429
Hangzhou Robam Appliances Co., Ltd. - Class A	360	1,254
Heiwa Corporation	3	59
Hermes International	1	2,078
Hilton Worldwide Holdings Inc.	44	6,381
Honda Motor Co., Ltd.	159	4,819
Industria de Diseno Textil, S.A.	17	676
Jawbone Inc. (d) (e)	98	—
JD.com, Inc. - Class A	16	268
Kering	15	8,371
Kingfisher PLC	92	272
La Francaise Des Jeux (g)	14	566
Lojas Renner S/A.	62	259
Lowe`s Companies, Inc.	4	970
Lululemon Athletica Canada Inc. (a)	1	441
LVMH Moet Hennessy Louis Vuitton	18	17,275
M/I Homes, Inc. (a)	9	778
Mazda Motor Corporation	67	654
McDonald's Corporation	28	8,304
Meituan - Class B (a) (e)	69	1,089
Mercedes-Benz Group AG - Class N	132	10,636
Meritage Homes Corporation	5	761
MGM Resorts International	36	1,567
Mitsubishi Motors Corporation	132	461
Nike, Inc. - Class B	17	1,827
NVR, Inc. (a)	—	381
Oriental Land Co., Ltd.	2	66
Pearson PLC	24	253
Peloton Interactive, Inc. - Class A (a) (f)	82	630
Royal Caribbean Cruises Ltd.	4	431
Sega Sammy Holdings, Inc.	24	505
Shanghai Jin Jiang International Hotel Co., Ltd. - Class A	64	370
SKYLARK Holdings Co., Ltd. (f)	13	158
Starbucks Corporation	74	7,353
Tapestry, Inc.	14	596
Tesla Inc. (a) (b)	57	15,027
The TJX Companies, Inc.	75	6,395
Toyota Motor Corporation	483	7,777
Trip.com Group Limited (a)	4	147
V.F. Corporation	26	501
Whirlpool Corporation	2	328
Yum! Brands, Inc.	7	968
Zalando SE (a) (e)	24	692
ZOZO, Inc.	35	725
		188,456
Communication Services 3.9%
Activision Blizzard, Inc. (a) (b)	45	3,818
Alphabet Inc. - Class C (a) (b)	363	43,879
AT&T Inc.	29	464
Auto Trader Group PLC	120	931
Baidu, Inc. - Class A (a) (e)	56	962
Bollore SE	31	193
Capcom Co., Ltd.	—	4
Cellnex Telecom, S.A. (e)	367	14,823
China Tower Corporation Limited - Class H (e)	1,456	162
Chunghwa Telecom Co., Ltd.	138	516
Comcast Corporation - Class A	139	5,782
CyberAgent, Inc.	42	309
Electronic Arts Inc.	5	661
Elisa Oyj	6	342
Far EasTone Telecommunications Co., Ltd.	81	205
Former Charter Communications Parent, Inc. - Class A (a)	14	5,320
Kingsoft Corp Ltd	83	329
Liberty Media Corporation - Series A (a)	101	3,315
Liberty Media Corporation - Series C (a)	70	2,299
Lions Gate Entertainment Corp. - Class A (a)	68	600
Meta Platforms, Inc. - Class A (a)	4	1,222
Ncsoft Corporation	4	896
NetLink NBN Trust	90	57
Nintendo Co., Ltd.	29	1,330
Rogers Communications Inc. - Class B	18	809
Saudi Telecom Company	31	356
Scout24 SE (e)	3	164
Singapore Telecommunications Limited	174	323
SK Telecom Co., Ltd.	7	247
Softbank Corp.	21	226
Swisscom AG - Class N	1	332
Taiwan Mobile Co., Ltd.	63	194
Telefonica Brasil S.A.	38	346
Telefonica Deutschland Holding AG	106	299
Telia Company AB	424	930
TELUS Corporation	116	2,251
Tencent Holdings Limited	156	6,630
The Walt Disney Company (a) (b)	129	11,495
United Internet AG - Class N	19	270
		113,291

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 3.9%
American Beverage Co Ambev	450	1,450
Amorepacific Corporation	23	1,743
Anhui Gujing Distillery Company Limited - Class B	2	38
Archer-Daniels-Midland Company	115	8,663
Barry Callebaut AG - Class N	—	203
British American Tobacco PLC	14	464
Brown-Forman Corporation - Class B	1	78
Bunge Limited	64	6,039
Campbell Soup Company	2	104
Carrefour	13	247
Coca-Cola Bottlers Japan Holdings Inc.	10	108
Coca-Cola HBC AG	19	554
Colgate-Palmolive Company	19	1,461
Constellation Brands, Inc. - Class A (b)	5	1,196
Costco Wholesale Corporation	27	14,644
Dali Foods Group Company Limited (e)	63	28
Endeavour Group Limited	74	313
Fomento Economico Mexicano, S.A. B. De C.V. (f)	38	424
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	91	590
George Weston Limited	2	221
ITO EN, LTD.	5	141
JBS S.A.	78	284
JD Health International Inc. (a) (e)	150	956
Kellogg Company	5	307
Kenvue Inc. (a) (f)	198	5,223
Kesko Oyj - Class B	8	148
Keurig Dr Pepper Inc.	35	1,094
Kewpie Corporation	7	106
Kimberly-Clark Corporation	6	883
Koninklijke Ahold Delhaize N.V.	15	508
Kose Corporation (f)	33	3,205
Kraft Foods Group, Inc.	2	76
Kweichow Moutai Co., Ltd. - Class A	3	770
Loblaw Companies Limited	2	213
L'Oreal	4	2,069
Meiji Holdings Co., Ltd.	7	149
Metcash Limited	74	187
Metro Inc. - Class A	8	443
Nestle S.A. - Class N	201	24,167
Nongfu Spring Co., Ltd. - Class H (e)	25	136
PepsiCo, Inc.	11	2,037
Philip Morris International Inc.	6	605
Remy Cointreau	1	111
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	7	179
Shiseido Company, Limited	11	507
The Clorox Company	3	492
The Coca-Cola Company	20	1,176
The Estee Lauder Companies Inc. - Class A	5	978
The Kroger Co.	10	480
The Procter & Gamble Company	7	1,127
Unilever PLC	299	15,556
Wal - Mart de Mexico, S.A.B. de C.V.	364	1,442
Walgreens Boots Alliance, Inc.	18	519
Walmart Inc.	46	7,287
Want Want China Holdings Limited	93	62
WH Group Limited (e)	321	170
Wilmar International Limited	68	192
Wuliangye Yibin Co., Ltd. - Class A	29	659
		113,212
Energy 3.1%
Apa Corp.	6	193
Atlas Energy Solutions Inc. - Class A (f)	12	202
BP PLC	115	673
California Resources Corporation	16	704
Cameco Corporation	124	3,898
Cheniere Energy, Inc.	1	214
Chesapeake Energy Corporation	11	917
Chevron Corporation	6	892
ConocoPhillips (c)	55	5,729
Cosco Shipping Energy Transportation Co., Ltd. - Class A	42	72
Enbridge Inc.	525	19,515
EOG Resources, Inc.	6	736
EQT Corporation	26	1,066
Equinor ASA	61	1,774
Equitrans Midstream Corporation	4	42
Exxon Mobil Corporation	5	587
Green Plains Inc. (a)	23	744
Halliburton Company	14	472
Imperial Oil Limited	8	417
Indian Oil Corporation Limited	92	103
Kinder Morgan, Inc.	29	496
Koninklijke Vopak N.V.	19	667
Marathon Oil Corporation	162	3,735
Marathon Petroleum Corporation	9	1,028
Pembina Pipeline Corporation	19	603
PetroChina Company Limited - Class H	490	340
Petroreconcavo S.A.	31	124
Phillips 66	5	514
Saudi Arabian Oil Company (e)	11	98
Schlumberger Limited	33	1,616
Shell PLC - Class A	537	16,172
Shell PLC - Class A - ADR (b)	106	6,378
Suncor Energy Inc.	188	5,518
TC Energy Corporation (f)	41	1,641
The Williams Companies, Inc.	6	198
TotalEnergies SE	77	4,457
Transocean Ltd. (a) (e) (f)	132	923
Valero Energy Corporation	64	7,496
		90,954
Materials 2.2%
Air Products and Chemicals, Inc.	38	11,352
Albemarle Corporation	41	9,109
Anglo American Platinum	4	161
Anglo American PLC	12	352
Ball Corporation	4	214
Barrick Gold Corporation	55	937
BASF SE - Class N	4	205
BHP Group Limited	43	1,294
CF Industries Holdings, Inc.	91	6,327
Clariant AG - Class N	31	446
Crown Holdings, Inc.	3	278
Dow Inc.	5	281
Element Solutions Inc.	28	541
Freeport-McMoRan Inc.	203	8,103
Givaudan SA - Class N	—	99
Glencore PLC	1,420	8,060
International Flavors & Fragrances Inc.	1	84
Kumba Iron Ore Ltd (e)	13	297
LANXESS Aktiengesellschaft	3	84
Legacy Vulcan Corp.	29	6,540
Linde Public Limited Company	4	1,467
LyondellBasell Industries N.V. - Class A	14	1,294
Nitto Denko Corporation	2	178
Novozymes A/S - Class B	9	438
Nucor Corporation	2	333
Quintis Limited (d) (e)	3,771	—
Sealed Air Corporation	19	771
Shin-Etsu Chemical Co., Ltd.	15	503
South32 Limited	117	297
Southern Copper Corporation	7	496
Symrise AG	12	1,295
Teck Resources Limited - Class B	32	1,348
Vedanta Limited	37	124
		63,308
Utilities 1.4%
AGL Energy Limited	98	710
Duke Energy Corporation	9	795
Edison International	7	496
Endesa, S.A. (f)	7	153
Enel S.p.A	66	443
ENGIE Brasil Energia S.A.	8	80
Eversource Energy	22	1,547
National Grid PLC	10	137
NextEra Energy, Inc.	220	16,298
Origin Energy Limited	63	352
Public Service Enterprise Group Incorporated	8	512

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sempra Energy	114	16,667
Snam S.P.A.	71	371
Transmissora Alianca De Energia Eletrica S/A	31	240
WEC Energy Group Inc.	7	646
		39,447
Real Estate 0.4%
American Tower Corporation	49	9,574
CK Asset Holdings Limited	58	319
Equity Residential	19	1,226
Healthpeak OP, LLC	48	963
Hongkong Land Holdings Limited	34	132
Park Hotels & Resorts Inc.	21	265
Public Storage	2	535
		13,014
Total Common Stocks (cost $1,497,471)		1,625,583
GOVERNMENT AND AGENCY OBLIGATIONS 16.3%
Sovereign 7.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/25 - 09/01/26 (a) (e) (h)	745	181
0.00%, 03/15/35 (a) (g) (h)	477	110
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	195
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	319	272
1.86%, 12/01/32 (f)	608	466
Estado Espanol
2.55%, 10/31/32, EUR	37,467	38,293
3.15%, 04/30/33, EUR (g)	32,797	35,058
3.90%, 07/30/39, EUR (g)	3,675	4,095
2.90%, 10/31/46, EUR (e)	3,558	3,356
3.45%, 07/30/66, EUR	2,764	2,731
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (e)	360	342
5.25%, 08/10/29 (g)	170	162
3.70%, 10/07/33 (e)	309	249
6.60%, 06/13/36 (g)	200	201
Gobierno de La Republica del Paraguay
5.60%, 03/13/48 (e)	275	239
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	353	382
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	280	266
8.50%, 05/31/29, MXN	63,894	3,688
2.66%, 05/24/31	689	570
7.75%, 05/29/31, MXN	261,148	14,431
4.88%, 05/19/33	200	190
7.50%, 05/26/33, MXN	115,641	6,228
6.35%, 02/09/35	200	210
Government of Canada
0.25%, 03/01/26, CAD	22,169	15,074
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	293
Government of the Republic of Panama
3.88%, 03/17/28	316	299
3.16%, 01/23/30	420	367
6.40%, 02/14/35	359	373
6.85%, 03/28/54	280	290
Government of the Sultanate of Oman
6.50%, 03/08/47 (e)	300	279
6.75%, 01/17/48 (e)	389	373
HM Treasury
0.50%, 10/22/61, GBP (e)	14,142	5,684
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	58	58
5.25%, 06/16/29 (g)	344	334
Ministerio da Fazenda
0.00%, 07/01/24, BRL (i)	90,281	16,900
Ministerio De Hacienda Y Credito Publico
5.75%, 11/03/27, COP	4,589,100	949
Ministerul Finantelor Publice
5.25%, 11/25/27 (g)	342	333
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	201
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	188
7.63%, 11/28/47 (e)	200	142
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.40%, 06/06/27 (g)	200	197
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	604	582
5.88%, 10/17/31, EUR (e)	100	91
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/27, BRL	28,573	5,910
Presidencia De La Nacion
1.00%, 07/09/29	573	186
0.50%, 07/09/30 (j)	5,456	1,814
1.50%, 07/09/35 (j)	6,725	1,997
3.88%, 01/09/38 (j)	2,278	797
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	312
Presidencia de la Republica de Colombia
4.50%, 01/28/26 (f)	279	265
3.88%, 03/22/26, EUR	100	105
3.88%, 04/25/27	283	256
7.00%, 03/26/31, COP	7,266,100	1,473
3.13%, 04/15/31	713	538
8.00%, 04/20/33	329	334
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	231	232
5.95%, 01/25/27 (e)	324	316
4.50%, 01/30/30 (g)	370	323
7.05%, 02/03/31 (g)	150	149
4.88%, 09/23/32 (g)	597	506
Romania, Government of
2.88%, 03/11/29, EUR (e)	355	336
2.50%, 02/08/30, EUR (e)	374	335
2.12%, 07/16/31, EUR (e)	210	173
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (e)	399	391
2.25%, 02/02/33 (e)	296	238
Senegal, Government of
6.25%, 05/23/33 (e)	204	170
South Africa, Parliament of
4.85%, 09/30/29	282	247
8.00%, 01/31/30, ZAR	40,459	1,900
8.25%, 03/31/32, ZAR	27,068	1,210
5.88%, 04/20/32	273	242
9.00%, 01/31/40, ZAR	106,245	4,341
8.75%, 01/31/44, ZAR	18,313	714
5.00%, 10/12/46	450	299
The Arab Republic of Egypt
8.50%, 01/31/47 (g)	200	106
7.50%, 02/16/61 (g)	200	100
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	311	301
The Republic of Indonesia, The Government of
4.65%, 09/20/32	685	672
8.25%, 05/15/36, IDR	52,490,000	4,028
7.13%, 06/15/38, IDR (e)	103,671,000	7,364
Urad Vlady CR
5.00%, 09/30/30, CZK	151,030	7,176
1.20%, 03/13/31, CZK	86,750	3,162
Urzad Rady Ministrow
4.88%, 10/04/33	140	137
5.50%, 04/04/53	213	214
		204,291
Mortgage-Backed Securities 4.3%
Federal National Mortgage Association, Inc.
TBA, 3.00%, 07/15/53 (k)	15,051	13,243
TBA, 3.50%, 07/15/53 (k)	76,389	69,580
TBA, 4.50%, 07/15/53 (k)	43,488	41,789
		124,612

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 3.2%
Treasury, United States Department of
0.63%, 01/15/24 (l)	48,434	47,594
0.50%, 04/15/24 (l)	27,917	27,228
0.13%, 04/15/27 (l)	8,358	7,733
0.63%, 07/15/32 (c) (l)	13,402	12,322
		94,877
U.S. Treasury Bond 1.0%
Treasury, United States Department of
2.38%, 02/15/42	4,860	3,785
3.25%, 05/15/42 (c)	11,674	10,415
3.38%, 08/15/42	6,353	5,764
4.00%, 11/15/52 (c)	8,666	8,903
		28,867
U.S. Treasury Note 0.7%
Treasury, United States Department of
4.00%, 12/15/25	20,893	20,567
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (m)	9,253	324
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (m)	1,350	85
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (m)	5,620	440
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (m)	2,384	197
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (m)	1,390	119
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (m)	1,213	91
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (m)	7,735	437
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (m)	262	252
		1,945
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 8.47%, (SOFR 30-Day Average + 3.40%), 01/25/32 (m)	331	317
Total Government And Agency Obligations (cost $488,774)		475,476
CORPORATE BONDS AND NOTES 8.4%
Financials 1.6%
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	392	389
American Express Company
4.90%, 02/13/26	1,276	1,264
4.99%, 05/01/26	720	712
Banco do Brasil S.A
6.25%, 04/18/30 (g)	224	223
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (n)	200	170
Banco Santander, S.A.
3.63%, 09/27/26, EUR (e) (o)	500	535
3.13%, 10/06/26, GBP (e)	700	806
Bank Leumi Le-Israel B.M.
7.13%, 07/18/33 (g) (o)	200	198
Bank of America Corporation
1.95%, 10/27/26, EUR (e)	556	571
5.20%, 04/25/29	2,190	2,166
2.50%, 02/13/31	733	615
2.59%, 04/29/31	514	432
1.90%, 07/23/31	158	126
1.92%, 10/24/31	466	369
2.69%, 04/22/32	819	679
2.57%, 10/20/32	368	299
Barclays PLC
3.00%, 05/08/26, GBP (e)	200	227
3.25%, 02/12/27, GBP (e)	200	223
0.88%, 01/28/28, EUR (e)	607	574
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR	1,242	1,370
BNP Paribas
3.38%, 01/23/26, GBP (e)	200	234
2.13%, 01/23/27, EUR (e)	600	613
1.88%, 12/14/27, GBP (e) (o)	200	207
Cerved Group S.P.A.
6.00%, 02/15/29, EUR (g)	430	402
8.21%, (3 Month EURIBOR + 5.25%), 02/15/29, EUR (g) (m)	1,370	1,389
Citigroup Inc.
1.25%, 07/06/26, EUR (e)	555	567
1.75%, 10/23/26, GBP	300	328
3.98%, 03/20/30	161	149
2.67%, 01/29/31	600	508
2.57%, 06/03/31	645	538
2.56%, 05/01/32	432	353
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (e)	200	213
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (e)	344	337
Credit Suisse AG
7.95%, 01/09/25	561	572
3.70%, 02/21/25	782	748
2.95%, 04/09/25	616	578
5.00%, 07/09/27	611	589
Credit Suisse Group AG
0.65%, 01/14/28, EUR (e) (o)	1,120	1,049
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (e)	579	573
Freedom Mortgage Corporation
8.13%, 11/15/24 (g)	805	798
8.25%, 04/15/25 (f) (g)	235	229
Global Payments Inc.
4.88%, 03/17/31, EUR	269	292
HSBC Holdings PLC
3.02%, 06/15/27, EUR (e)	542	563
1.75%, 07/24/27, GBP (o)	200	216
ING Groep N.V.
3.00%, 02/18/26, GBP (e)	200	231
2.13%, 05/23/26, EUR (e)	600	624
JPMorgan Chase & Co.
0.99%, 04/28/26, GBP (e)	500	575
1.09%, 03/11/27, EUR (e)	578	576
3.70%, 05/06/30	156	143
1.76%, 11/19/31	645	510
KBC Groep
1.25%, 09/21/27, GBP (e) (o)	200	213
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	289
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (e)	400	480
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (g)	348	336
Morgan Stanley
3.62%, 04/17/25	889	871
1.34%, 10/23/26, EUR	705	715
2.70%, 01/22/31	66	56
2.24%, 07/21/32	174	138
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (e)	1,213	1,196
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	92	86
5.50%, 08/15/28 (g)	746	654
5.13%, 12/15/30 (g)	649	527
NatWest Group PLC
2.88%, 09/19/26, GBP (o)	200	230
3.13%, 03/28/27, GBP (e)	200	228
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (e)	200	232
Societe Generale
1.88%, 10/03/24, GBP (e)	200	239
SURA Asset Management SA
4.88%, 04/17/24 (e)	337	332

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Swedbank AB
1.38%, 12/08/27, GBP (e) (o)	200	211
The Bank of New York Mellon Corporation
4.95%, 04/26/27	583	576
The Goldman Sachs Group, Inc.
1.09%, 12/09/26	634	566
0.25%, 01/26/28, EUR (e)	634	578
7.25%, 04/10/28, GBP	200	260
1.99%, 01/27/32	645	509
2.62%, 04/22/32	485	398
2.38%, 07/21/32	544	435
The Toronto-Dominion Bank
2.88%, 04/05/27, GBP (e) (o)	200	222
True Potential LLP
5.00%, 02/15/27, EUR (g)	1,039	1,066
6.50%, 02/15/27, GBP (g)	1,247	1,418
UBS Group AG
1.01%, 07/30/24 (g) (o)	2,583	2,575
USB Capital IX
6.28%, (3 Month USD LIBOR + 1.02%), (100, 08/11/23) (m) (n)	594	453
Wells Fargo & Company
1.38%, 10/26/26, EUR (e)	578	571
1.50%, 05/24/27, EUR (e)	882	863
4.81%, 07/25/28	1,163	1,138
		45,313
Health Care 1.1%
AbbVie Inc.
1.38%, 05/17/24, EUR	542	577
2.60%, 11/21/24	1,791	1,718
Amgen Inc.
5.50%, 12/07/26, GBP (e)	200	247
5.15%, 03/02/28	1,955	1,952
2.30%, 02/25/31	323	269
2.00%, 01/15/32	322	256
3.35%, 02/22/32	976	860
AstraZeneca Finance LLC
1.20%, 05/28/26	786	709
AstraZeneca PLC
0.70%, 04/08/26	1,122	1,001
Bayer Aktiengesellschaft
0.05%, 01/12/25, EUR (e)	600	615
Becton Dickinson Euro Finance S.A. R.L.
3.55%, 09/13/29, EUR	926	989
Becton, Dickinson and Company
0.03%, 08/13/25, EUR	433	434
3.70%, 06/06/27	733	696
Bio City Development Company B.V.
0.00%, 07/06/24 (a) (d) (g) (h) (i) (o)	600	47
CVS Health Corporation
3.25%, 08/15/29	625	561
3.75%, 04/01/30	323	296
1.75%, 08/21/30	858	685
2.13%, 09/15/31	642	516
Elevance Health, Inc.
4.90%, 02/08/26	581	571
3.65%, 12/01/27	1,622	1,532
Fortrea Holdings Inc.
7.50%, 07/01/30 (g)	82	84
Gilead Sciences, Inc.
3.65%, 03/01/26	582	560
2.95%, 03/01/27	769	722
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	587	565
HCA Inc.
5.38%, 02/01/25	1,005	996
5.88%, 02/15/26	428	428
5.63%, 09/01/28	784	786
3.50%, 09/01/30	828	725
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	1,590	1,553
Medtronic Global Holdings S.C.A.
4.25%, 03/30/28	1,325	1,294
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	420	365
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	725	718
4.45%, 05/19/26	1,015	1,002
4.75%, 05/19/33	368	367
Takeda Pharmaceutical Co Ltd
5.00%, 11/26/28	698	694
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	781	868
7.88%, 09/15/31, EUR	569	641
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31	235	246
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	566
UnitedHealth Group Incorporated
4.25%, 01/15/29	2,008	1,950
5.35%, 02/15/33	1,289	1,339
		31,000
Communication Services 1.0%
AT&T Inc.
1.70%, 03/25/26	471	429
2.90%, 12/04/26, GBP	812	917
5.50%, 03/15/27, GBP (e)	200	244
4.35%, 03/01/29	370	355
Comcast Corporation
0.25%, 09/14/29, EUR	326	289
Connect Finco SARL
6.75%, 10/01/26 (g)	1,860	1,805
CSC Holdings, LLC
5.25%, 06/01/24	173	161
Deutsche Telekom International Finance B.V.
2.49%, 09/19/23 (g)	330	329
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	2,326	2,261
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,462	1,429
8.63%, 03/15/31 (g)	1,165	1,127
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	1,025	937
Frontier Florida LLC
6.86%, 02/01/28	1,224	1,084
Frontier North Inc.
6.73%, 02/15/28	300	264
GCI, LLC
4.75%, 10/15/28 (g)	204	174
IHS Holding Limited
5.63%, 11/29/26 (e)	221	193
6.25%, 11/29/28 (g)	200	164
Informa Jersey Limited
3.13%, 07/05/26, GBP (e) (p)	200	228
Kenbourne Invest S.A.
6.88%, 11/26/24 (g)	202	175
Millicom International Cellular SA
5.13%, 01/15/28 (e)	234	207
Netflix, Inc.
4.38%, 11/15/26	361	353
3.63%, 05/15/27, EUR (e)	1,048	1,116
4.88%, 04/15/28	581	575
5.88%, 11/15/28	339	351
Paramount Global
6.38%, 03/30/62	726	607
Playtika Holding Corp.
4.25%, 03/15/29 (g)	328	291
Rogers Communications Inc.
2.95%, 03/15/25 (g)	1,212	1,152
3.80%, 03/15/32 (g)	322	282
Sprint Corporation
7.88%, 09/15/23	1,153	1,156
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	276	272
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (e)	400	493
T-Mobile USA, Inc.
4.95%, 03/15/28	505	497
3.88%, 04/15/30	768	708

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
3.50%, 04/15/31	483	426
2.70%, 03/15/32	747	619
Verizon Communications Inc.
4.07%, 06/18/24, GBP (e)	100	125
1.13%, 11/03/28, GBP	200	197
3.15%, 03/22/30	969	862
4.25%, 10/31/30, EUR	506	558
2.55%, 03/21/31	2,060	1,723
VFU Funding PLC
6.20%, 02/11/25 (e)	214	160
Virgin Media Secured Finance PLC
5.00%, 04/15/27, GBP (e)	1,929	2,218
WPP Finance SA
2.25%, 09/22/26, EUR (e)	274	282
		27,795
Consumer Discretionary 0.9%
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	2,847	2,869
Affinity Gaming
6.88%, 12/15/27 (f) (g)	285	252
Aptiv PLC
3.25%, 03/01/32	322	276
Carrols Holdco Inc.
5.88%, 07/01/29 (g)	426	350
CDI Escrow Issuer Inc
5.75%, 04/01/30 (g)	351	327
CK Hutchison International (23) Limited
4.75%, 04/21/28 (g)	238	235
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	3,601	3,871
Douglas GmbH
6.00%, 04/08/26, EUR (g)	1,181	1,177
Faurecia
2.75%, 02/15/27, EUR (e) (j)	1,929	1,902
Full House Resorts, Inc.
8.25%, 02/15/28 (f) (g)	62	58
General Motors Financial Company, Inc.
5.40%, 04/06/26	660	652
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	1,586	1,149
Lowe`s Companies, Inc.
4.80%, 04/01/26	1,456	1,442
2.63%, 04/01/31	322	273
3.75%, 04/01/32	961	869
5.00%, 04/15/33	600	594
Mercedes-Benz Finance North America LLC
5.25%, 11/29/27 (g)	559	563
Mercedes-Benz International Finance B.V.
1.38%, 06/26/26, EUR (e)	559	571
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (e)	340	347
Rakuten Group, Inc.
10.25%, 11/30/24 (g)	305	303
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	177	165
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,228
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,524
The Home Depot, Inc.
3.90%, 12/06/28	1,311	1,270
The New Home Company Inc.
7.25%, 10/15/25 (g)	336	312
Vivo Energy Investments B.V.
5.13%, 09/24/27 (g)	358	323
Volkswagen Bank Gesellschaft mit beschrankter Haftung
2.50%, 07/31/26, EUR (e)	1,000	1,033
Volkswagen Financial Services Aktiengesellschaft
0.88%, 01/31/28, EUR (e)	619	577
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (e)	100	119
4.25%, 10/09/25, GBP (e)	100	120
Volvo Treasury Aktiebolag
2.63%, 02/20/26, EUR (e)	543	572
Wynn Las Vegas, LLC
5.50%, 03/01/25 (g)	88	87
		25,410
Information Technology 0.8%
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	200	200
Broadcom Corporation
3.88%, 01/15/27	448	428
Broadcom Inc.
1.95%, 02/15/28 (g)	832	720
4.11%, 09/15/28	1,059	1,000
4.15%, 11/15/30	323	297
2.45%, 02/15/31 (g)	375	305
4.30%, 11/15/32	904	829
3.42%, 04/15/33 (g)	1,286	1,075
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	540	480
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (e)	298	287
Dell International L.L.C.
4.00%, 07/15/24 (p)	430	423
5.25%, 02/01/28	573	570
Gen Digital Inc.
6.75%, 09/30/27 (f) (g)	405	404
7.13%, 09/30/30 (g)	925	927
Goto Group, Inc.
5.50%, 09/01/27 (g)	765	427
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (g)	1,146	1,383
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	570
NXP B.V.
4.40%, 06/01/27	732	707
3.40%, 05/01/30	322	285
5.00%, 01/15/33	591	569
Oracle Corporation
1.65%, 03/25/26	1,723	1,565
2.30%, 03/25/28	808	713
2.95%, 04/01/30	507	443
4.65%, 05/06/30	130	126
2.88%, 03/25/31	1,147	978
Seagate HDD Cayman
8.25%, 12/15/29 (g)	383	400
8.50%, 07/15/31 (g)	501	526
9.63%, 12/01/32 (g)	795	879
SK Hynix Inc.
6.38%, 01/17/28 (f) (g)	400	403
ViaSat, Inc.
5.63%, 04/15/27 (g)	801	748
VMware, Inc.
1.40%, 08/15/26	642	567
2.20%, 08/15/31	322	253
Western Digital Corporation
1.50%, 02/01/24 (j) (o)	1,400	1,350
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	1,927	1,814
		22,651
Industrials 0.7%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	154
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	193
Allegiant Travel Company
7.25%, 08/15/27 (f) (g)	372	371
Ardagh Metal Packaging Finance Public Limited Company
2.00%, 09/01/28, EUR (e)	1,929	1,747
Azzurra Aeroporti S.P.A.
2.13%, 05/30/24, EUR (e)	2,563	2,702
Corporation De Securite Garda World
7.75%, 02/15/28 (g)	126	126
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (g)	533	529

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
HTA Group Limited
7.00%, 12/18/25 (g)	324	307
Klabin Austria GmbH
3.20%, 01/12/31 (g)	200	160
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (g)	2,714	2,692
Parker-Hannifin Corporation
3.65%, 06/15/24	584	572
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (g)	577	572
Pitney Bowes Inc.
6.88%, 03/15/27 (f) (g)	1,977	1,464
Rand Parent LLC
8.50%, 02/15/30 (g)	2,116	1,916
Regal Rexnord Corporation
6.05%, 02/15/26 (g) (p)	740	741
Republic Services, Inc.
3.38%, 11/15/27	599	564
4.88%, 04/01/29	294	294
Rollins Road Acquisition Company
0.50%, 12/01/28 (g) (o)	115	66
Siemens Financieringsmaatschappij N.V.
0.65%, 03/11/24 (g)	757	731
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	1,186	1,177
9.38%, 11/30/29 (g)	80	86
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	338
Union Pacific Corporation
3.00%, 04/15/27	598	562
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,929	1,876
Vertiv Group Corporation
4.13%, 11/15/28 (f) (g)	609	549
Waste Management, Inc.
1.15%, 03/15/28	776	660
		21,149
Consumer Staples 0.6%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	585	567
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (e)	200	242
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	968	901
APCOA Parking Holdings GmbH
8.18%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (m)	1,441	1,537
Atento Luxco 1
8.00%, 02/10/26 (g)	200	33
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (g)	1,987	2,082
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	2,650	2,181
Boparan Finance PLC
7.63%, 11/30/25, GBP (e)	1,199	995
BRF S.A.
4.88%, 01/24/30 (e)	260	211
China Milk Products Group Limited
0.00%, 01/05/12 (a) (d) (h) (i) (o)	100	—
Coty Inc.
3.88%, 04/15/26, EUR (e)	289	305
Dollar General Corporation
3.88%, 04/15/27	596	569
DP World Salaam
6.00%, (100, 10/01/25) (e) (n)	260	257
General Mills, Inc.
0.13%, 11/15/25, EUR	916	912
4.20%, 04/17/28	1,470	1,427
Keurig Dr Pepper Inc.
4.60%, 05/25/28 (f)	714	699
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (e)	100	117
6.75%, 03/15/32	86	95
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (e)	1,163	1,328
REI Agro Limited
0.00%, 11/13/14 (a) (e) (h) (o)	628	3
0.00%, 11/13/14 (a) (g) (h) (o)	185	1
Sabre GLBL Inc.
7.38%, 09/01/25 (g)	975	865
11.25%, 12/15/27 (g)	645	547
Verisure Holding AB
3.88%, 07/15/26, EUR (e)	334	342
3.25%, 02/15/27, EUR (e)	595	576
9.25%, 10/15/27, EUR (g)	680	788
7.13%, 02/01/28, EUR (g)	328	359
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	833	787
		18,726
Materials 0.5%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (d) (g) (q)	506	459
0.00%, 10/01/28 (d) (g) (j) (q)	7,017	—
Anglo American Capital PLC
4.50%, 09/15/28, EUR (e)	390	427
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	249
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	274	176
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (g)	245	241
8.50%, 01/23/81 (g)	200	204
Cheever Escrow Issuer, LLC
7.13%, 10/01/27 (g)	414	376
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	2,510	2,448
Ecolab Inc.
5.25%, 01/15/28	543	552
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	192
2.63%, 04/28/28 (g)	200	175
2.63%, 04/28/28 (e)	200	175
First Quantum Minerals Ltd
7.50%, 04/01/25 (g)	674	673
6.88%, 03/01/26 (g)	680	669
6.88%, 10/15/27 (g)	663	646
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,133
INEOS Finance PLC
3.38%, 03/31/26, EUR (e)	653	665
6.63%, 05/15/28, EUR (g)	612	655
6.75%, 05/15/28 (g)	1,284	1,238
Newmont Corporation
2.60%, 07/15/32	485	396
Nutrien Ltd.
4.90%, 03/27/28	265	260
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	203
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	559
3.75%, 03/15/28	759	720
PT Freeport Indonesia
4.76%, 04/14/27 (e)	347	337
Sasol Financing USA LLC
6.50%, 09/27/28	200	179
8.75%, 05/03/29 (g)	358	349
5.50%, 03/18/31	296	233
Steel Dynamics, Inc.
5.00%, 12/15/26	68	67
Suzano Austria GmbH
3.75%, 01/15/31 (j)	222	189
3.13%, 01/15/32	265	212
The Sherwin-Williams Company
3.95%, 01/15/26	527	510
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (g)	200	151
		15,718

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Energy 0.5%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	235	221
BG Energy Capital PLC
5.13%, 12/01/25, GBP (e)	400	494
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (e)	700	720
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (f) (g)	1,070	1,053
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	1,595	1,614
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	772	744
9.88%, 07/15/31 (g)	605	598
Ecopetrol S.A.
4.13%, 01/16/25	355	341
8.88%, 01/13/33	283	280
5.88%, 05/28/45	180	123
Empresa Nacional del Petroleo
3.75%, 08/05/26 (e)	200	189
6.15%, 05/10/33 (g)	200	200
Energean Israel Finance Ltd
8.50%, 09/30/33 (g)	319	319
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (g)	265	267
India Green Energy Holdings
5.38%, 04/29/24 (g)	250	245
Korea National Oil Corporation
4.88%, 04/03/28 (e)	200	199
Leviathan Bond Ltd
6.75%, 06/30/30 (e)	257	239
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	193	131
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,464
Petroleos Mexicanos
4.25%, 01/15/25	157	148
6.50%, 03/13/27	324	288
8.75%, 06/02/29	347	313
5.95%, 01/28/31	389	284
6.70%, 02/16/32	447	341
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	361	334
Puma International Financing S.A.
5.13%, 10/06/24 (g)	260	255
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	204	149
Tap Rock Resources, LLC
7.00%, 10/01/26 (g)	284	292
Topaz Solar Farms LLC
5.75%, 09/30/39 (g)	814	798
Total Capital International
1.66%, 07/22/26, GBP (e)	200	224
TotalEnergies Capital Canada Ltd.
2.13%, 09/18/29, EUR (e)	800	792
Transocean Inc
8.75%, 02/15/30 (g)	239	243
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (g)	223	228
		14,130
Real Estate 0.4%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	569	417
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,297
5.50%, 03/15/28	560	556
5.25%, 07/15/28	1,311	1,294
2.10%, 06/15/30	322	262
2.70%, 04/15/31	1,061	884
AvalonBay Communities, Inc.
5.00%, 02/15/33	431	430
Crown Castle Inc.
4.45%, 02/15/26	588	572
4.00%, 03/01/27	452	430
2.90%, 03/15/27	528	484
4.80%, 09/01/28	605	588
Equinix, Inc.
1.00%, 09/15/25	633	572
2.90%, 11/18/26	464	426
1.55%, 03/15/28	673	566
Fideicomiso Fibra Uno
4.87%, 01/15/30 (e)	240	211
Healthpeak OP, LLC
5.25%, 12/15/32	191	187
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (e) (n)	200	194
ProLogis, L.P.
2.25%, 01/15/32	216	175
Service Properties Trust
4.35%, 10/01/24	117	113
4.50%, 03/15/25 (f)	398	376
7.50%, 09/15/25	595	585
Uniti Group Inc.
10.50%, 02/15/28 (g)	789	783
Welltower OP LLC
4.00%, 06/01/25	435	418
		11,820
Utilities 0.3%
Abu Dhabi National Energy Company PJSC
4.38%, 01/24/29 (g)	200	197
Comision Federal De Electricidad, E.P.E.
4.88%, 01/15/24 (e)	342	339
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	562
Edison International
6.95%, 11/15/29	323	340
Eversource Energy
5.45%, 03/01/28	555	558
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	271	232
National Grid PLC
0.16%, 01/20/28, EUR (e)	785	722
Northern States Power Company
4.50%, 06/01/52	698	632
NRG Energy, Inc.
7.00%, 03/15/33 (g)	125	126
Oncor Electric Delivery Company LLC
4.10%, 11/15/48	408	349
Pacific Gas And Electric Company
3.25%, 02/16/24	27	26
3.30%, 12/01/27	635	559
6.10%, 01/15/29	355	349
6.15%, 01/15/33	540	534
6.40%, 06/15/33	645	641
Promigas SA ESP
3.75%, 10/16/29 (g)	200	167
Southern California Edison Company
1.10%, 04/01/24	298	287
5.30%, 03/01/28	712	713
5.95%, 11/01/32	403	423
3.65%, 02/01/50	649	488
Vistra Operations Company LLC
5.13%, 05/13/25 (g)	420	409
5.63%, 02/15/27 (g)	1,615	1,548
		10,201
Total Corporate Bonds And Notes (cost $261,419)		243,913
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (m)	665	579
Accesslex Institute
Series 2007-A3-A, 5.70%, (3 Month USD LIBOR + 0.30%), 05/25/36 (m)	259	249
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.65%, (3 Month USD LIBOR + 1.40%), 07/20/34 (m)	250	243
Series 2020-BR-5A, 6.95%, (3 Month USD LIBOR + 1.70%), 07/20/34 (m)	267	260

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
AGL Static CLO 18 Ltd
Series 2022-B-18A, 7.06%, (3 Month Term SOFR + 2.00%), 04/21/31 (m)	498	490
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (j)	3,412	2,791
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (j)	502	347
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (j)	203	158
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (j)	332	214
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 8.29%, (1 Month USD LIBOR + 3.10%), 04/15/26 (m)	817	569
Apidos CLO XV
Series 2013-A1RR-15A, 6.26%, (3 Month USD LIBOR + 1.01%), 04/21/31 (m)	275	273
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	134
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.54%, (1 Month USD LIBOR + 1.35%), 11/17/36 (m)	105	103
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 7.00%, (1 Month Term SOFR + 1.85%), 05/15/37 (m)	1,286	1,268
Ares LV CLO Ltd
Series 2020-BR-55A, 6.96%, (3 Month USD LIBOR + 1.70%), 07/17/34 (m)	424	413
Bain Capital Credit
Series 2017-BR-1A, 6.75%, (3 Month USD LIBOR + 1.50%), 07/20/30 (m)	350	339
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 6.96%, (3 Month USD LIBOR + 1.70%), 07/19/34 (m)	300	292
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (m)	130	114
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.04%, (1 Month USD LIBOR + 0.85%), 09/15/34 (m)	396	393
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.13%, (SOFR 30-Day Average + 2.20%), 01/19/37 (m)	550	540
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	277
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	101
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 6.81%, (3 Month USD LIBOR + 1.55%), 01/25/35 (m)	250	241
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.44%, (3 Month USD LIBOR + 1.18%), 07/17/34 (m)	285	279
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 5.36%, (1 Month USD LIBOR + 0.51%), 10/27/36 (j) (m)	57	54
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 6.46%, (1 Month USD LIBOR + 1.27%), 03/16/37 (j) (m)	744	556
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.38%, 02/18/54 (m)	8,359	536
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	619
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 6.71%, (3 Month USD LIBOR + 1.45%), 07/16/29 (m)	290	289
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.44%, (3 Month USD LIBOR + 1.19%), 07/20/34 (m)	250	245
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 6.44%, (1 Month USD LIBOR + 1.25%), 07/16/35 (m)	1,034	1,006
Series 2018-C-ATLS, REMIC, 7.09%, (1 Month USD LIBOR + 1.90%), 07/16/35 (m)	459	439
BlueMountain CLO Ltd
Series 2021-A-28A, 6.52%, (3 Month USD LIBOR + 1.26%), 04/17/34 (m)	150	148
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 6.76%, (3 Month USD LIBOR + 1.50%), 07/15/31 (m)	252	246
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 6.92%, (1 Month Term SOFR + 1.77%), 05/15/24 (m)	375	372
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 5.94%, (1 Month USD LIBOR + 0.75%), 04/15/36 (m)	314	302
Series 2021-B-SSCP, REMIC, 6.29%, (1 Month USD LIBOR + 1.10%), 04/15/36 (m)	724	691
Series 2021-C-SSCP, REMIC, 6.54%, (1 Month USD LIBOR + 1.35%), 04/15/36 (m)	1,115	1,047
Series 2021-D-SSCP, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 04/15/36 (m)	828	770
Series 2021-E-SSCP, REMIC, 7.29%, (1 Month USD LIBOR + 2.10%), 04/15/36 (m)	717	669
Series 2021-F-SSCP, REMIC, 8.09%, (1 Month USD LIBOR + 2.90%), 04/15/36 (m)	686	641
Series 2021-G-SSCP, REMIC, 8.99%, (1 Month USD LIBOR + 3.80%), 04/15/36 (m)	785	741
Series 2021-H-SSCP, REMIC, 10.10%, (1 Month USD LIBOR + 4.90%), 04/15/36 (m)	550	521
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	521
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.18%, (1 Month Term SOFR + 1.03%), 10/15/36 (m)	361	359
Series 2019-G-XL, REMIC, 7.56%, (1 Month Term SOFR + 2.41%), 10/15/36 (m)	1,254	1,229
Series 2019-J-XL, REMIC, 7.91%, (1 Month Term SOFR + 2.76%), 10/15/36 (m)	1,705	1,647
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	195
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.51%, (1 Month Term SOFR + 3.36%), 10/15/25 (m)	147	140
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 7.99%, (1 Month USD LIBOR + 2.80%), 06/15/38 (m)	1,361	1,288
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 8.00%, (1 Month USD LIBOR + 2.80%), 05/15/26 (m)	1,596	1,504
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 5.88%, (1 Month USD LIBOR + 0.69%), 10/16/23 (m)	449	435
Series 2021-F-XL2, REMIC, 7.44%, (1 Month USD LIBOR + 2.24%), 10/16/23 (m)	2,326	2,204
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (m)	1,238	1,022
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (m)	1,735	1,386
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 7.44%, (1 Month USD LIBOR + 2.24%), 10/16/23 (m)	1,405	1,325
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.51%, (1 Month Term SOFR + 2.36%), 01/15/34 (m)	461	444
Series 2021-F-MFM1, REMIC, 8.26%, (1 Month Term SOFR + 3.11%), 01/15/34 (m)	705	673
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.34%, (1 Month USD LIBOR + 2.15%), 12/15/37 (m)	130	126
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 6.36%, (3 Month USD LIBOR + 1.10%), 04/15/32 (m)	250	247
Series 2019-BR-1A, 6.96%, (3 Month USD LIBOR + 1.70%), 04/15/32 (m)	250	242
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 6.96%, (3 Month USD LIBOR + 1.70%), 01/17/34 (m)	250	243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Catskill Park CLO Ltd
Series 2017-A1B-1A, 6.60%, (3 Month USD LIBOR + 1.35%), 04/20/29 (m)	254	251
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (m)	132	110
Chenango Park CLO, Ltd
Series 2018-A2-1A, 6.81%, (3 Month USD LIBOR + 1.55%), 04/15/30 (m)	264	257
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 4.78%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (e) (m)	100	103
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 7.07%, (3 Month USD LIBOR + 1.80%), 10/22/31 (m)	350	343
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 6.72%, (3 Month USD LIBOR + 1.45%), 01/22/31 (m)	250	243
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	288
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.09%, (1 Month USD LIBOR + 0.90%), 11/15/23 (m)	960	944
COMM 2014-CCRE21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	561	537
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 6.20%, (1 Month USD LIBOR + 1.05%), 11/25/35 (j) (m)	52	48
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.66%, (3 Month USD LIBOR + 1.40%), 04/17/30 (m)	258	250
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (m)	96	85
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,472
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 6.42%, (1 Month USD LIBOR + 1.23%), 05/15/36 (m)	273	271
Series 2019-C-ICE4, REMIC, 6.62%, (1 Month USD LIBOR + 1.43%), 05/15/36 (m)	282	279
Series 2019-D-ICE4, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 05/15/36 (m)	958	946
Series 2019-E-ICE4, REMIC, 7.34%, (1 Month USD LIBOR + 2.15%), 05/15/36 (m)	808	790
Series 2019-F-ICE4, REMIC, 7.84%, (1 Month USD LIBOR + 2.65%), 05/15/36 (m)	1,247	1,219
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 10.06%, (1 Month USD LIBOR + 4.86%), 10/15/37 (m)	200	180
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	603	535
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 6.25%, (1 Month USD LIBOR + 1.05%), 05/15/35 (j) (m)	128	127
Series 2018-D-BIOD, REMIC, 6.74%, (1 Month USD LIBOR + 1.55%), 05/15/35 (j) (m)	288	282
Series 2018-F-BIOD, REMIC, 7.44%, (1 Month USD LIBOR + 2.25%), 05/15/35 (j) (m)	1,179	1,135
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 6.54%, (1 Month USD LIBOR + 1.35%), 12/19/25 (m)	344	337
Series 2018-C-GLKS, REMIC, 6.94%, (1 Month USD LIBOR + 1.75%), 12/19/25 (m)	250	244
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 6.91%, (3 Month USD LIBOR + 1.65%), 07/15/30 (m)	250	244
Elmwood CLO II Ltd
Series 2019-BR-2A, 6.90%, (3 Month USD LIBOR + 1.65%), 04/20/34 (m)	350	341
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 7.86%, (1 Month USD LIBOR + 2.67%), 11/15/23 (m)	1,010	963
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 7.44%, (1 Month USD LIBOR + 2.25%), 07/17/23 (m)	2,098	2,039
Series 2021-E-ESH, REMIC, 8.04%, (1 Month USD LIBOR + 2.85%), 07/17/23 (m)	1,465	1,420
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.41%, (1 Month USD LIBOR + 1.25%), 11/18/36 (m)	100	97
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 7.93%, (1 Month Term SOFR + 2.85%), 05/19/27 (m)	1,343	1,337
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.54%, (1 Month USD LIBOR + 2.35%), 02/15/38 (m)	120	66
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 6.90%, (3 Month USD LIBOR + 1.60%), 10/29/29 (m)	250	249
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	850	664
Gracie Point International Funding 2021-1
Series 2021-B-1A, 6.57%, (1 Month USD LIBOR + 1.40%), 11/01/23 (m)	190	190
Series 2021-C-1A, 7.57%, (1 Month USD LIBOR + 2.40%), 11/01/23 (m)	260	260
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.39%, (1 Month USD LIBOR + 1.20%), 07/15/39 (m)	673	657
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2022-A-ECI, REMIC, 7.34%, (1 Month Term SOFR + 2.19%), 08/15/24 (m)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 8.13%, (1 Month USD LIBOR + 2.94%), 11/15/23 (m)	1,944	1,852
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 10/15/26 (m)	239	225
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.34%, (1 Month USD LIBOR + 1.15%), 06/16/36 (m)	230	193
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	531
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.83%, 12/12/53 (m)	987	85
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 6.63%, (3 Month USD LIBOR + 1.37%), 04/15/33 (m)	762	753
Harvest CLO XVIII Designated Activity Company
Series B-18X, 4.38%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (e) (m)	102	106
Holland Park CLO Designated Activity Company
Series A1RR-1X, 4.24%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (e) (m)	100	106
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (m)	138	115
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	328
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2022-A-NXSS, REMIC, 7.33%, (1 Month Term SOFR + 2.18%), 09/16/24 (m)	287	287
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.66%, (1 Month USD LIBOR + 2.50%), 07/07/23 (j) (m)	192	163
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.64%, (1 Month USD LIBOR + 2.45%), 04/15/26 (m)	1,190	1,143
Series 2021-F-MHC, REMIC, 8.14%, (1 Month USD LIBOR + 2.95%), 04/15/26 (m)	520	498
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (m)	481	336

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (m)	10,476	8,366
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (m)	4,119	3,511
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (m)	1,620	1,101
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	587
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 5.81%, (1 Month Term SOFR + 0.66%), 12/15/25 (m)	304	299
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 7.94%, (1 Month USD LIBOR + 2.75%), 10/15/38 (m)	191	183
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 6.77%, (3 Month USD LIBOR + 1.50%), 04/19/30 (m)	250	247
Mariner CLO 2016-3 LLC
Series 2016-BR2-3A, 6.77%, (3 Month USD LIBOR + 1.50%), 07/23/29 (m)	250	248
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	900	865
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 11/15/23 (m)	253	245
Series 2021-F-MDLN, REMIC, 9.19%, (1 Month USD LIBOR + 4.00%), 11/15/23 (m)	2,502	2,361
Series 2021-G-MDLN, REMIC, 10.44%, (1 Month USD LIBOR + 5.25%), 11/15/23 (m)	2,688	2,490
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.26%, (1 Month USD LIBOR + 1.10%), 07/18/36 (m)	450	438
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.52%, (1 Month Term SOFR + 3.37%), 12/16/26 (m)	1,316	1,202
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.36%, (1 Month Term SOFR + 2.22%), 04/15/26 (m)	1,798	1,744
Series 2021-F-MHC, REMIC, 7.86%, (1 Month Term SOFR + 2.72%), 04/15/26 (m)	345	334
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 7.94%, (1 Month Term SOFR + 2.86%), 07/17/23 (m)	602	555
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.47%, 07/17/25 (m)	99	84
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	481
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.28%, 07/13/28 (m)	338	275
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (m)	436	362
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	450	405
Series 2021-C-DA, 3.48%, 04/15/60	1,150	1,010
Series 2021-D-DA, 4.00%, 04/15/60	370	327
Series 2021-A-DA, 6.26%, (Prime + -1.99%), 04/15/60 (m)	1,606	1,487
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	791
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	808
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	104
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 4.40%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (e) (m)	104	109
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 6.67%, (3 Month USD LIBOR + 1.40%), 04/28/31 (m)	200	193
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 6.95%, (3 Month USD LIBOR + 1.70%), 10/20/34 (m)	250	242
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 4.53%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (e) (m)	104	110
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 6.90%, (3 Month USD LIBOR + 1.65%), 07/02/35 (m)	256	249
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	994
Series 2021-B-B, 1.96%, 05/08/31	210	185
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	746	705
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.54%, (1 Month USD LIBOR + 3.35%), 07/17/23 (m)	286	253
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.65%, (1 Month USD LIBOR + 2.50%), 07/25/51 (m)	126	126
Series 2021-C-1A, 8.90%, (1 Month USD LIBOR + 3.75%), 07/25/51 (m)	153	152
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	362
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.53%, (1 Month Term SOFR + 2.50%), 10/25/39 (m)	1,997	1,995
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.65%, (3 Month USD LIBOR + 1.40%), 04/20/34 (m)	250	239
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 5.40%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (e) (m)	100	106
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 6.90%, (3 Month USD LIBOR + 1.65%), 04/20/33 (m)	250	244
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 9.94%, (1 Month USD LIBOR + 4.75%), 04/15/24 (m)	1,921	2,003
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,975	1,686
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	206
Series 2021-C-C, REMIC, 3.00%, 01/15/53	190	168
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	92
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 7.12%, (1 Month USD LIBOR + 1.92%), 07/17/23 (m)	501	473
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.92%, (1 Month USD LIBOR + 0.73%), 11/15/23 (m)	258	250
Series 2021-F-MFP, REMIC, 7.82%, (1 Month USD LIBOR + 2.62%), 11/15/23 (m)	1,503	1,434
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 7.81%, (1 Month USD LIBOR + 2.62%), 11/16/26 (m)	700	667
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.38%, (3 Month USD LIBOR + 1.12%), 01/17/34 (m)	250	246
TICP CLO XII, Ltd.
Series 2018-BR-12A, 6.91%, (3 Month USD LIBOR + 1.65%), 07/17/34 (m)	250	244
Trestles CLO III Ltd
Series 2020-A1-3A, 6.58%, (3 Month USD LIBOR + 1.33%), 01/20/33 (m)	380	375
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 7.26%, (3 Month USD LIBOR + 2.00%), 01/25/34 (m)	250	244
Series 2020-C-14A, 8.26%, (3 Month USD LIBOR + 3.00%), 01/25/34 (m)	257	249
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	152

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (m)	325	282
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 6.29%, (3 Month USD LIBOR + 1.04%), 04/20/34 (m)	150	147
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 4.85%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (m)	250	260
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (m)	500	463
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (m)	212	171
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (m)	269	224
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (m)	332	290
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.93%, 07/17/53 (m)	4,933	463
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.66%, 04/17/54 (m)	2,861	226
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.49%, (3 Month USD LIBOR + 1.22%), 10/24/34 (m)	213	210
Total Non-U.S. Government Agency Asset-Backed Securities (cost $122,197)		110,829
INVESTMENT COMPANIES 3.0%
Health Care Select Sector SPDR Fund (f)	6	839
Industrial Select Sector SPDR Fund (f)	19	2,023
Invesco Municipal Opportunity Trust	33	309
Invesco Municipal Trust	32	306
Invesco QQQ Trust Series I - Series 1 (f)	38	13,853
Invesco Quality Municipal Income Trust	32	308
Invesco Trust for Investment Grade Municipals	33	317
Invesco Value Municipal Income Trust	27	322
iShares 0-5 Year TIPS Bond ETF (f) (r)	31	2,987
iShares Biotechnology ETF (f) (r)	3	393
iShares iBoxx $ Investment Grade Corporate Bond ETF (r)	105	11,374
iShares JP Morgan USD Emerging Markets Bond ETF (f) (r)	43	3,761
iShares Latin America 40 ETF (f) (r)	58	1,580
iShares MSCI Brazil ETF (r)	68	2,194
iShares MSCI China ETF (f) (r)	84	3,773
iShares MSCI Emerging Markets ETF (r)	8	334
iShares Russell Mid-Cap Growth ETF (f) (r)	8	754
Nuveen Municipal Value Fund	50	439
SPDR Bloomberg High Yield Bond ETF	15	1,348
SPDR Gold Shares (b) (f)	188	33,506
SPDR S&P Metals & Mining ETF (f)	9	455
VanEck J. P. Morgan EM Local Currency Bond ETF (f)	169	4,327
VanEck Semiconductor ETF (f)	9	1,401
Total Investment Companies (cost $88,319)		86,903
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Utilities 1.4%
Aimbridge Acquisition Co., Inc.
Term Loan, 9.90%, (3 Month USD LIBOR + 6.00%), 02/01/26 (m)	1,377	1,344
Altar BidCo, Inc.
Term Loan, 10.49%, (SOFR + 5.60%), 11/09/28 (m)	1,589	1,396
American Auto Auctin Group, LLC
Term Loan, 9.90%, (SOFR + 5.00%), 01/27/28 (d) (m)	269	250
Ascend Learning, LLC
Term Loan, 0.00%, (SOFR + 3.50%), 11/18/28 (m) (s)	629	628
Avaya, Inc.
Term Loan, 14.56%, (SOFR + 10.00%), 12/15/27 (d) (m)	68	16
Babilou Family
Term Loan, 7.05%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (m)	4,036	4,331
City Brewing Company, LLC
Term Loan, 8.76%, (3 Month USD LIBOR + 3.50%), 03/30/28 (m)	413	266
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (m)	831	811
DS Parent Inc.
Term Loan, 10.79%, (3 Month USD LIBOR + 5.75%), 12/07/27 (m)	831	806
Emerald Technologies AcquisitionCo., Inc.
Term Loan, 11.66%, (SOFR + 6.25%), 02/03/29 (d) (m)	660	627
GoTo Group, Inc.
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (m)	1,308	813
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.94%, (SOFR + 1.75%), 10/25/23 (m)	2,923	2,919
HNVR Holdco Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 4.25%), 03/11/29, EUR (m) (s)	1,944	2,105
Hydrofarm Holdings Group, Inc.
Term Loan, 10.66%, (3 Month USD LIBOR + 5.50%), 10/21/28 (d) (m)	406	333
Indy US Bidco, LLC
Term Loan, 0.00%, (3 Month EURIBOR + 6.50%), 03/06/28, EUR (m) (s)	4,523	4,694
Iris BidCo GmbH
Term Loan, 8.24%, (3 Month EURIBOR + 5.00%), 01/16/29, EUR (m)	1,921	1,889
J&J Ventures Gaming, LLC
Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 04/07/28 (m)	639	631
Jack Ohio Finance LLC
Term Loan, 9.90%, (3 Month USD LIBOR + 4.75%), 09/30/28 (m)	321	309
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 04/22/28 (m)	136	136
KIK Custom Products
Term Loan, 11.38%, (SOFR + 6.00%), 12/22/26 (m)	294	288
Knowlton Development Corporation Inc.
Term Loan, 8.20%, (3 Month EURIBOR + 5.00%), 12/22/25, EUR (m)	3,511	3,769
Maverick Gaming LLC
Term Loan, 12.98%, (3 Month USD LIBOR + 7.50%), 08/17/26 (m)	534	409
Naked Juice LLC
2nd Lien Term Loan, 11.00%, (SOFR + 6.00%), 01/25/30 (m)	82	65
Redstone Holdco 2 LP
Term Loan, 10.01%, (3 Month USD LIBOR + 4.75%), 04/27/28 (m)	897	744
Roper Industrial Products Investment Company LLC
USD Term Loan , 9.40%, (SOFR + 4.50%), 11/22/29 (m)	1,497	1,490
SCIH Salt Holdings Inc.
Term Loan, 9.15%, (3 Month USD LIBOR + 4.00%), 03/16/27 (m)	884	870
Signal Parent, Inc
Term Loan B, 8.75%, (1 Month USD LIBOR + 3.50%), 03/24/28 (m)	652	526
SP DRI Meger Corp
Term Loan, 10.40%, (3 Month USD LIBOR + 5.25%), 12/15/28 (m)	555	497
Unique BidCo AB
Term Loan, 8.57%, (6 Month EURIBOR + 5.25%), 01/16/29, EUR (m) (q)	1,454	1,499

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Vaco Holdings, LLC
2022 Term Loan, 10.05%, (3 Month Term SOFR + 5.00%), 01/07/29 (m)	665	605
VodafoneZiggo Group Holding B.V.
Term Loan, 6.10%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (m)	6,053	6,178
		41,244
Information Technology 0.1%
ECL Entertainment, LLC
Term Loan, 12.77%, (1 Month USD LIBOR + 7.50%), 03/31/28 (m)	1,248	1,251
GoTo Group, Inc.
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (m)	374	232
		1,483
Total Senior Floating Rate Instruments (cost $44,619)		42,727
PREFERRED STOCKS 0.5%
Health Care 0.2%
Roche Holding AG	16	4,991
Consumer Discretionary 0.2%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	31	3,864
Volkswagen Aktiengesellschaft (o)	3	411
		4,275
Financials 0.1%
Citigroup Capital XIII, 11.64%, 10/30/40	96	2,736
Wells Fargo & Company, 7.50% (n) (o)	1	1,029
		3,765
Utilities 0.0%
Companhia Energetica De Minas Gerais-Cemig	241	647
Materials 0.0%
Bradespar S.A.	20	94
Total Preferred Stocks (cost $12,764)		13,772
WARRANTS 0.0%
Cano Health, Inc. (a)	41	9
Compagnie Financiere Richemont SA (a)	1	1
Evgo Inc. (a)	23	14
Hippo Holdings Inc. (a)	20	1
Innovid Corporation (a)	8	1
Latch, Inc. (a)	53	6
Offerpad Solutions Inc. (a)	35	1
Sarcos Technology And Robotics Corporation (a)	121	4
Total Warrants (cost $626)		37
SHORT TERM INVESTMENTS 14.1%
Investment Companies 12.6%
JNL Government Money Market Fund - Class I, 4.78% (r) (t)	365,993	365,993
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.95% (r) (t)	27,277	27,277
Commercial Paper 0.5%
3M Company
5.48%, 09/07/23	3,183	3,151
HSBC USA Inc.
5.48%, 11/20/23	1,127	1,102
6.24%, 06/24/24	1,250	1,172
Johnson & Johnson
5.12%, 08/14/23	3,163	3,143
Societe Generale
5.46%, 03/06/24	2,384	2,285
UBS AG
5.92%, 06/18/24	1,720	1,621
5.78%, 06/25/24	1,720	1,619
		14,093
Certificates of Deposit 0.1%
Citibank N.A., New York Branch
5.00%, 09/21/23 (t)	4,750	4,742
Total Short Term Investments (cost $412,129)		412,105
Total Investments 103.4% (cost $2,928,318)		3,011,345
Total Securities Sold Short (0.1)% (proceeds $1,857)		(2,249)
Total Purchased Options 0.4% (cost $17,356)		10,898
Other Derivative Instruments (0.5)%		(15,022)
Other Assets and Liabilities, Net (3.2)%		(93,013)
Total Net Assets 100.0%		2,911,959
(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of June 30, 2023.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $129,051 and 4.4% of the Fund.

(h) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $125,044.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Investment in affiliate.

(s) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Consumer Staples (0.1%)
Pernod Ricard	(5)	(1,099)
The J.M. Smucker Company	(8)	(1,150)
Total Common Stocks (proceeds $1,857)		(2,249)
Total Securities Sold Short (0.1%) (proceeds $1,857)		(2,249)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
United States of America	62.5%
Japan	4.1
United Kingdom	4.0
Spain	3.9
France	3.8
Netherlands	3.7
Switzerland	2.9
Germany	2.8
Canada	2.5
Mexico	1.2
China	1.1
Brazil	1.1
Italy	0.7
Taiwan	0.5
Indonesia	0.5
South Korea	0.5
Czech Republic	0.4
Sweden	0.4
South Africa	0.4
Hong Kong	0.3
Israel	0.3
Denmark	0.3
Luxembourg	0.2
Australia	0.2
Colombia	0.2
Argentina	0.2
Cayman Islands	0.2
Ireland	0.2
Singapore	0.2
Jersey	0.1
Austria	0.1
India	0.1
Norway	0.1
Dominican Republic	0.1
Saudi Arabia	0.1
Panama	0.1
Belgium	—
Romania	—
Finland	—
Peru	—
Guatemala	—
Chile	—
Cote D'Ivoire	—
Zambia	—
Oman	—
United Arab Emirates	—
Nigeria	—
Ukraine	—
Hungary	—
Uruguay	—
Poland	—
Jordan	—
Costa Rica	—
Isle of Man	—
Mauritius	—
Paraguay	—
Bermuda	—
Egypt	—
Morocco	—
Bahrain	—
Kuwait	—
Senegal	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	2,968	—	—	—	—	19	2,987	0.1
iShares Biotechnology ETF	406	—	—	—	—	(13)	393	—
iShares China Large-Cap ETF	3,598	1,332	5,340	—	(249)	659	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,336	—	4,429	69	102	(9)	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	33,542	22,166	112	85	(87)	11,374	0.4
iShares JP Morgan USD Emerging Markets Bond ETF	—	3,860	—	76	—	(99)	3,761	0.1
iShares Latin America 40 ETF	1,331	—	—	—	—	249	1,580	0.1
iShares MSCI Brazil ETF	1,892	—	—	—	—	302	2,194	0.1
iShares MSCI China ETF	4,004	—	—	—	—	(231)	3,773	0.1
iShares MSCI Emerging Markets ETF	320	—	—	—	—	14	334	—
iShares Russell Mid-Cap Growth ETF	—	745	—	—	—	9	754	—
	18,855	39,479	31,935	257	(62)	813	27,150	0.9

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	06/01/23	692	718	—
Adyen B.V.	09/04/19	3,185	5,744	0.2
AENA, S.M.E., S.A.	02/09/23	214	223	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	12/15/22	226	221	—
Amgen Inc., 5.50%, 12/07/26	09/07/22	238	247	—
Anglo American Capital PLC, 4.50%, 09/15/28	05/25/23	423	427	—
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	228	242	—
Ardagh Metal Packaging Finance Public Limited Company, 2.00%, 09/01/28	01/27/23	1,769	1,747	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	235	244	—
Azzurra Aeroporti S.P.A., 2.13%, 05/30/24	05/23/23	2,692	2,702	0.1
Baidu, Inc. - Class A	05/24/23	877	962	0.1
Banco Santander, S.A., 3.63%, 09/27/26	04/25/23	544	535	—
Banco Santander, S.A., 3.13%, 10/06/26	09/07/22	760	806	0.1
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	579	571	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	219	227	—
Barclays PLC, 3.25%, 02/12/27	09/07/22	214	223	—
Barclays PLC, 0.88%, 01/28/28	05/25/23	567	574	—
Bayer Aktiengesellschaft, 0.05%, 01/12/25	05/24/23	609	615	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	467	494	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	219	234	—
BNP Paribas, 2.13%, 01/23/27	05/24/23	609	613	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	200	207	—
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	1,444	995	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	716	720	—
BRF S.A., 4.88%, 01/24/30	12/12/22	224	211	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	12/09/22	47	49	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/26	12/09/22	138	132	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	199	195	—
Cellnex Telecom, S.A.	10/28/19	14,540	14,823	0.5
China Tower Corporation Limited - Class H	05/12/23	176	162	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 4.78%, 04/15/33	07/07/20	112	103	—
Citigroup Inc., 1.25%, 07/06/26	05/09/23	574	567	—
Comision Federal De Electricidad, E.P.E., 4.88%, 01/15/24	12/08/22	341	339	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	206	213	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	338	337	—
Coty Inc., 3.88%, 04/15/26	06/01/23	305	305	—
Credit Suisse Group AG, 0.65%, 01/14/28	06/13/23	1,049	1,049	0.1
Dali Foods Group Company Limited	07/23/19	39	28	—
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	284	287	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	257	—
Empresa Nacional del Petroleo, 3.75%, 08/05/26	12/09/22	192	189	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	194	192	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	04/05/23	178	175	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,536	3,356	0.1
Faurecia, 2.75%, 02/15/27	01/27/23	1,885	1,902	0.1
FEL Energy VI S.a r.l., 5.75%, 12/01/40	12/28/22	235	232	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Fideicomiso Fibra Uno, 4.87%, 01/15/30	12/13/22	210	211	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	580	573	—
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	12/13/22	354	342	—
Gobierno de la Republica de Guatemala, 3.70%, 10/07/33	12/09/22	260	249	—
Gobierno de La Republica del Paraguay, 5.60%, 03/13/48	12/12/22	249	239	—
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	280	279	—
Government of the Sultanate of Oman, 6.75%, 01/17/48	12/09/22	375	373	—
Grand Round, Inc.	03/31/15	1,774	767	—
Haidilao International Holding Ltd.	10/22/20	789	429	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 4.38%, 10/15/30	06/15/20	113	106	—
HM Treasury, 0.50%, 10/22/61	06/23/23	5,615	5,684	0.2
Holland Park CLO Designated Activity Company, Series A1RR-1X, 4.24%, 11/14/32	07/10/20	112	106	—
HSBC Holdings PLC, 3.02%, 06/15/27	05/24/23	557	563	—
Hygeia Healthcare Holdings Co., Limited	07/30/21	551	418	—
IHS Holding Limited, 5.63%, 11/29/26	02/15/23	185	193	—
INEOS Finance PLC, 3.38%, 03/31/26	01/30/23	668	665	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	216	228	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	218	231	—
ING Groep N.V., 2.13%, 05/23/26	05/25/23	616	624	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	08/26/21	1,257	956	0.1
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	536	575	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	575	576	—
KBC Groep, 1.25%, 09/21/27	09/07/22	203	213	—
Korea National Oil Corporation, 4.88%, 04/03/28	03/27/23	200	199	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	111	117	—
Kumba Iron Ore Ltd	01/20/21	396	297	—
Leviathan Bond Ltd, 6.75%, 06/30/30	06/09/23	240	239	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/08/22	445	480	—
Lookout, Inc.	09/19/14	3,242	1,297	0.1
Lookout, Inc.	03/04/15	237	54	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	194	—
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,278	1,328	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	12/09/22	166	131	—
Meituan - Class B	06/24/19	1,583	1,089	0.1
Mercedes-Benz International Finance B.V., 1.38%, 06/26/26	05/24/23	567	571	—
Microport Cardioflow Medtech Corporation	08/05/21	1,306	374	—
Millicom International Cellular SA, 5.13%, 01/15/28	12/09/22	218	207	—
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,213	1,196	0.1
National Grid PLC, 0.16%, 01/20/28	05/24/23	718	722	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	215	228	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,129	1,116	0.1
Nigeria, Federal Government of, 7.63%, 11/28/47	12/12/22	132	142	—
Nissan Motor Co., Ltd., 2.65%, 03/17/26	04/19/23	350	347	—
Nongfu Spring Co., Ltd. - Class H	02/14/22	137	136	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 4.40%, 01/20/32	06/15/20	115	109	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 4.53%, 01/15/32	07/09/20	115	110	—
Pharmaron Beijing Co., Ltd. - Class H	02/15/22	148	59	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	594	582	—
Presidence de la Republique de Cote d'Ivoire, 5.88%, 10/17/31	06/13/23	90	91	—
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	12/09/22	235	232	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	320	316	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	340	337	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	340	334	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	3	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 5.40%, 12/20/31	06/24/20	112	106	—
Romania, Government of, 2.88%, 03/11/29	12/12/22	323	336	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	323	335	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	168	173	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	220	232	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	402	391	—
Saudi Arabia, Kingdom of, 2.25%, 02/02/33	12/09/22	248	238	—
Saudi Arabian Oil Company	05/14/23	102	98	—
Scout24 SE	02/24/23	155	164	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	174	170	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	149	149	—
Societe Generale, 1.88%, 10/03/24	09/07/22	222	239	—
SURA Asset Management SA, 4.88%, 04/17/24	12/09/22	335	332	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	201	211	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/09/21	8,843	8,172	0.3
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	466	493	—
The Goldman Sachs Group, Inc., 0.25%, 01/26/28	04/21/23	585	578	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	299	301	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	01/12/23	7,005	7,364	0.3
The Toronto-Dominion Bank, 2.88%, 04/05/27	09/07/22	215	222	—
Total Capital International, 1.66%, 07/22/26	09/07/22	214	224	—
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/29	05/03/23	833	792	0.1
Transocean Ltd.	02/09/23	907	923	0.1
VAT Group AG	06/14/22	180	268	—
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	291	342	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	583	576	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	723	787	0.1
Verizon Communications Inc., 4.07%, 06/18/24	09/07/22	115	125	—
Vertical Midco GmbH, 4.38%, 07/15/27	01/27/23	1,922	1,876	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	159	160	—
Virgin Media Secured Finance PLC, 5.00%, 04/15/27	02/10/23	2,191	2,218	0.1
Volkswagen Bank Gesellschaft mit beschrankter Haftung, 2.50%, 07/31/26	04/19/23	1,045	1,033	0.1
Volkswagen Financial Services Aktiengesellschaft, 0.88%, 01/31/28	04/18/23	590	577	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	110	119	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	113	120	—
Volvo Treasury Aktiebolag, 2.63%, 02/20/26	05/24/23	569	572	—
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	582	571	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	852	863	0.1
WH Group Limited	05/12/23	174	170	—
WPP Finance SA, 2.25%, 09/22/26	05/25/23	279	282	—
Zalando SE	05/24/23	676	692	—
		111,810	106,225	3.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SONIA Index	110	September 2023	GBP	26,111	(2)	(62)
Australia 10 Year Bond	567	September 2023	AUD	66,416	(425)	(371)
DAX Index	7	September 2023	EUR	2,843	41	5
Euro BOBL	91	September 2023	EUR	10,630	(1)	(109)
Euro Bund	962	September 2023	EUR	129,323	105	(717)
Euro OAT	71	September 2023	EUR	9,148	5	(34)
Euro STOXX 50 Price Index	56	September 2023	EUR	2,434	29	49
FTSE 100 Index	2	September 2023	GBP	152	2	(1)
Long Gilt	93	September 2023	GBP	8,968	(40)	(129)
MSCI Emerging Markets Index	106	September 2023		5,338	40	(49)
NIFTY 50 Index	145	July 2023		5,452	54	158
Nikkei 225 Index	13	September 2023	JPY	419,445	(1)	84
S&P 500 Index	46	September 2023		10,200	503	122
S&P/TSX 60 Index	20	September 2023	CAD	4,804	46	53
STOXX Banks Index	319	September 2023	EUR	1,659	24	71
United States 2 Year Note	33	October 2023		6,734	(1)	(24)
United States 5 Year Note	843	October 2023		90,536	(6)	(256)
United States Long Bond	51	September 2023		6,491	38	(19)
United States Ultra Bond	473	September 2023		64,060	686	372
					1,097	(857)
Short Contracts
Euro Buxl 30 Year Bond	(16)	September 2023	EUR	(2,180)	(13)	(60)
Euro Schatz	(131)	September 2023	EUR	(13,819)	5	92
Italy Government BTP Bond	(100)	September 2023	EUR	(11,560)	(3)	(55)
NASDAQ 100 Stock Index	(3)	September 2023		(907)	(14)	(13)
Nikkei 225 Index	(10)	September 2023	JPY	(160,410)	(9)	(48)
Russell 2000 Index	(22)	September 2023		(2,075)	(6)	(19)
United States 10 Year Note	(1,729)	September 2023		(197,242)	(243)	3,135
United States 10 Year Ultra Bond	(3,205)	September 2023		(385,393)	(950)	5,801
					(1,233)	8,833

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	1	(202)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	1	(200)
28-Day MEXIBOR (M)	Paying	9.78	(M)	02/04/25	MXN	456,198	(6)	(149)
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	(3)	(73)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	(3)	(70)
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	(4)	(276)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	(6)	(381)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	(5)	(317)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	(3)	(190)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	(5)	(285)
28-Day MEXIBOR (M)	Paying	8.17	(M)	06/10/33	MXN	153,395	9	45
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	4	35
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	2	18
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	2	19
3M LIBOR (A)	Receiving	3.24	(A)	08/09/33		9,534	(23)	227
6M EURIBOR (S)	Receiving	1.00	(A)	05/04/24	EUR	113,111	5	3,079
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,924	(9)	3,705
6M EURIBOR (S)	Paying	1.75	(A)	05/04/24	EUR	226,223	(6)	(4,614)
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	10	(108)
Federal Funds Effective Rate (A)	Receiving	5.09	(A)	07/26/23		223,972	(1)	—
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	7	(40)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.38	(Q)	09/20/26	KRW	5,409,069	(8)	(25)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.38	(Q)	09/20/26	KRW	5,409,069	(8)	(24)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.39	(Q)	09/20/26	KRW	5,408,257	(8)	(24)
Sterling Overnight Index Average Rate (A)	Receiving	2.47	(A)	04/03/24	GBP	80,060	11	2,552
Sterling Overnight Index Average Rate (A)	Paying	3.22	(A)	04/03/24	GBP	160,120	(24)	(4,027)
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	41,751	(25)	(935)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	(48)	(1,174)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	(39)	(134)
U.S. SOFR (A)	Receiving	3.75	(A)	02/13/24		152,403	(16)	1,603
U.S. SOFR (A)	Receiving	2.00	(A)	02/17/25		23,094	(4)	1,088
U.S. SOFR (A)	Receiving	2.72	(A)	05/02/25		280,478	(42)	10,727
U.S. SOFR (A)	Receiving	2.58	(A)	05/24/32		24,398	(44)	1,877
U.S. SOFR (A)	Receiving	2.60	(A)	05/26/32		4,088	(7)	304
U.S. SOFR (A)	Receiving	2.61	(A)	05/02/42		3,074	(15)	341
U.S. SOFR (A)	Receiving	2.43	(A)	05/02/52		92,115	(718)	13,320
U.S. SOFR (A)	Paying	4.40	(A)	02/13/24		304,806	33	(2,018)
U.S. SOFR (A)	Paying	4.50	(A)	03/09/24		149,839	24	(994)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/24		242,228	44	(5,531)
U.S. SOFR (A)	Paying	4.46	(A)	07/12/24		150,104	37	(1,303)
U.S. SOFR (A)	Paying	2.60	(A)	02/17/25		82,097	14	(3,103)
U.S. SOFR (A)	Paying	2.70	(A)	02/17/25		82,097	14	(2,976)
U.S. SOFR (A)	Paying	4.03	(A)	03/10/25		151,589	27	(2,360)
U.S. SOFR (A)	Paying	3.75	(A)	12/15/25		19,101	4	(368)
U.S. SOFR (A)	Paying	3.81	(A)	12/19/25		20,346	4	(365)
U.S. SOFR (A)	Paying	3.47	(A)	03/10/27		15,391	1	12
U.S. SOFR (A)	Paying	2.67	(A)	05/02/27		10,963	2	(553)
U.S. SOFR (A)	Paying	2.91	(A)	10/06/27		40,586	8	(1,765)
U.S. SOFR (A)	Paying	2.65	(A)	05/02/32		129,669	230	(9,263)
U.S. SOFR (A)	Paying	3.47	(A)	10/04/32		17,385	36	(147)
U.S. SOFR (A)	Paying	3.42	(A)	10/05/32		8,366	17	(105)
U.S. SOFR (A)	Paying	3.05	(A)	10/28/32		18,965	39	(781)
U.S. SOFR (A)	Paying	2.88	(A)	11/02/32		19,311	40	(1,052)
U.S. SOFR (A)	Paying	2.92	(A)	11/04/32		19,429	40	(998)
U.S. SOFR (A)	Paying	2.90	(A)	11/15/32		30,998	64	(1,643)
U.S. SOFR (A)	Paying	3.20	(A)	11/28/32		18,157	38	(535)
U.S. SOFR (A)	Paying	3.14	(A)	05/12/33		21,523	42	1
							(270)	(10,155)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(153)	—	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.40 (Q)	N/A	5.00	06/20/28	1,380	(39)	(10)	(25)
					(192)	(10)	100
Credit default swap agreements - sell protection
CDX.NA.HY.37.V3 (Q)	3.78	5.00	12/20/26	(31,400)	1,527	208	(641)
CDX.NA.HY.39.V2 (Q)	4.46	5.00	12/20/27	(3,254)	104	22	105
CDX.NA.IG.39 (Q)	0.73	1.00	12/20/27	(7,727)	113	9	100
ITRAXX.EUR.XO.38 (Q)	4.01	5.00	12/20/27	(6,426)	342	31	575
ITRAXX.EUR.XO.39 (Q)	4.34	5.00	06/20/28	(5,894)	255	31	182
					2,341	301	321

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	28.00	07/19/23	166	2

Options on Securities
Activision Blizzard, Inc.	Call	85.00	08/18/23	198	87
Advanced Micro Devices, Inc.	Call	140.00	07/21/23	56	1
Advanced Micro Devices, Inc.	Call	125.00	07/21/23	578	66
Advanced Micro Devices, Inc.	Call	130.00	08/18/23	331	93
Advanced Micro Devices, Inc.	Call	140.00	08/18/23	642	93
Advanced Micro Devices, Inc.	Call	130.00	09/15/23	298	125
Air Transport Services Group, Inc.	Put	15.00	09/15/23	71	1
Air Transport Services Group, Inc.	Put	12.50	09/15/23	53	—
Alphabet Inc.	Call	130.00	07/21/23	729	27
Alphabet Inc.	Call	125.00	07/21/23	330	39
Alphabet Inc.	Call	130.00	08/18/23	767	152
Alphabet Inc.	Put	120.00	08/18/23	393	165
Amazon.com, Inc.	Call	135.00	08/18/23	383	184
Amazon.com, Inc.	Call	125.00	08/18/23	273	274
Amazon.com, Inc.	Put	120.00	08/18/23	328	77
Apple Inc.	Call	190.00	08/18/23	595	506
Apple Inc.	Call	195.00	09/15/23	364	276
Apple Inc.	Put	180.00	08/18/23	328	55
Archer-Daniels-Midland Company	Call	82.50	09/15/23	251	17
Boston Scientific Corporation	Call	57.50	08/18/23	352	14
Boston Scientific Corporation	Call	55.00	08/18/23	350	44
ConocoPhillips	Call	110.00	08/18/23	330	56
Constellation Brands, Inc.	Call	260.00	07/21/23	136	4
Constellation Brands, Inc.	Call	235.00	07/21/23	84	103
D.R. Horton, Inc.	Call	130.00	08/18/23	99	19
D.R. Horton, Inc.	Call	125.00	08/18/23	197	73
Delta Air Lines, Inc.	Call	48.00	08/18/23	659	130
Delta Air Lines, Inc.	Call	50.00	09/15/23	856	148
Eli Lilly and Company	Call	460.00	07/21/23	43	66
Eli Lilly and Company	Call	480.00	09/15/23	37	60
Equitrans Midstream Corporation	Call	11.00	07/21/23	54	—
Equitrans Midstream Corporation	Call	12.00	10/20/23	61	—
First Solar, Inc.	Call	210.00	08/18/23	92	52
Ford Motor Company	Call	16.00	09/15/23	1,138	59
Ford Motor Company	Put	10.00	07/21/23	143	—
Freeport-McMoRan Inc.	Call	40.00	08/18/23	600	133
Frontier Communications Parent, Inc.	Put	15.00	07/21/23	61	1
Frontier Communications Parent, Inc.	Put	15.00	08/18/23	63	13
Frontier Communications Parent, Inc.	Put	12.50	08/18/23	76	1
General Motors Company	Call	40.00	09/15/23	341	56
Hilton Worldwide Holdings Inc.	Call	155.00	07/21/23	168	6
Humana Inc.	Call	465.00	08/18/23	82	69
Invesco QQQ Trust Series I	Call	372.00	07/07/23	1,386	261
Invesco QQQ Trust Series I	Put	350.00	07/21/23	533	49
Invesco Senior Loan ETF	Put	20.00	07/21/23	189	8
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	07/21/23	312	2
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.50	07/21/23	130	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	71.00	07/21/23	221	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	105.00	07/21/23	94	1
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	106.00	07/21/23	89	2
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	100.00	08/18/23	144	1
iShares MSCI Japan ETF	Call	65.00	07/21/23	2,414	31
iShares Russell 2000 ETF	Put	181.00	07/21/23	97	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
iShares Russell 2000 ETF	Put	150.00	07/21/23	62	—
JPMorgan Chase & Co.	Call	145.00	08/18/23	494	210
L3Harris Technologies, Inc.	Call	180.00	08/18/23	55	102
Lennar Corporation	Call	135.00	08/18/23	197	20
Lockheed Martin Corporation	Call	460.00	07/21/23	27	24
MasterCard Incorporated	Call	395.00	07/21/23	90	44
McCormick & Company, Incorporated	Call	95.00	08/18/23	571	17
McDonald's Corporation	Call	310.00	07/21/23	119	3
Merck & Co., Inc.	Call	120.00	07/21/23	266	11
Micron Technology, Inc.	Call	62.50	07/21/23	168	36
Micron Technology, Inc.	Call	72.50	08/18/23	445	25
Microsoft Corporation	Call	340.00	07/21/23	158	116
Microsoft Corporation	Call	355.00	08/18/23	214	155
Microsoft Corporation	Call	340.00	08/18/23	102	142
Microsoft Corporation	Call	330.00	08/18/23	100	196
Microsoft Corporation	Call	365.00	09/15/23	198	130
Microsoft Corporation	Put	325.00	08/18/23	147	91
NVIDIA Corporation	Call	420.00	08/18/23	49	132
NVIDIA Corporation	Call	430.00	09/15/23	330	1,146
NVIDIA Corporation	Call	440.00	12/15/23	82	406
NVIDIA Corporation	Put	250.00	07/21/23	85	—
NVIDIA Corporation	Put	380.00	08/18/23	49	37
Pfizer Inc.	Call	42.50	09/15/23	598	7
Pfizer Inc.	Call	40.00	09/15/23	496	17
Pfizer Inc.	Call	50.00	01/19/24	829	8
Pfizer Inc.	Call	47.00	01/19/24	498	9
PG&E Corporation	Put	14.00	09/15/23	125	1
PG&E Corporation	Put	13.00	09/15/23	102	1
Pitney Bowes Inc.	Put	3.00	07/21/23	85	—
Pitney Bowes Inc.	Put	3.00	08/18/23	87	1
Sabre Corporation	Call	5.00	10/20/23	238	3
Sabre Corporation	Call	5.50	10/20/23	98	1
Sabre Corporation	Call	6.00	01/19/24	125	2
Sabre Corporation	Put	3.00	07/21/23	50	1
Salesforce, Inc.	Call	220.00	07/21/23	160	29
Shell PLC	Call	62.50	08/18/23	495	49
Shell PLC	Put	55.00	07/21/23	335	3
SPDR Gold Shares	Call	198.00	07/21/23	1,171	1
SPDR S&P 500 ETF Trust	Call	448.00	07/07/23	1,924	110
SPDR S&P 500 ETF Trust	Call	440.00	07/07/23	57	25
SPDR S&P 500 ETF Trust	Call	438.00	07/07/23	385	231
SPDR S&P 500 ETF Trust	Call	442.00	07/14/23	1,924	850
SPDR S&P 500 ETF Trust	Put	438.00	07/07/23	385	25
SPDR S&P 500 ETF Trust	Put	434.00	07/14/23	288	27
SPDR S&P 500 ETF Trust	Put	425.00	08/18/23	412	102
SPDR S&P 500 ETF Trust	Put	350.00	09/15/23	46	3
SPDR S&P 500 ETF Trust	Put	430.00	09/15/23	432	216
SPDR S&P Regional Banking ETF	Call	45.00	07/21/23	1,379	34
Spirit AeroSystems Holdings, Inc.	Put	26.00	07/21/23	49	1
Spirit AeroSystems Holdings, Inc.	Put	20.00	07/21/23	46	—
Spirit AeroSystems Holdings, Inc.	Put	22.00	08/18/23	40	1
Tesla Inc.	Call	260.00	07/21/23	99	163
Tesla Inc.	Call	265.00	08/18/23	134	268
The Kroger Co.	Call	50.00	07/21/23	481	3
The Walt Disney Company	Call	95.00	07/21/23	556	20
Toll Brothers, Inc.	Call	85.00	08/18/23	131	12
Toll Brothers, Inc.	Call	80.00	08/18/23	197	52
Uber Technologies, Inc.	Call	42.50	07/21/23	759	126
Uber Technologies, Inc.	Call	42.50	08/18/23	545	168
United Airlines Holdings, Inc.	Call	57.50	08/18/23	661	123
United Parcel Service, Inc.	Put	160.00	07/21/23	55	1
United Rentals, Inc.	Call	460.00	09/15/23	71	154
UnitedHealth Group Incorporated	Call	520.00	07/21/23	67	5
UnitedHealth Group Incorporated	Call	480.00	08/18/23	49	80
Valero Energy Corporation	Call	120.00	08/18/23	128	54
Valero Energy Corporation	Call	125.00	09/15/23	328	125
Waste Management, Inc.	Call	175.00	07/21/23	247	37
Xerox Holdings Corporation	Put	11.00	07/21/23	66	—
					9,902

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.40, 06/20/28	BCL	Call		103.00	07/19/23		2,875,000	6
CDX.NA.HY.40, 06/20/28	BNP	Put		98.50	08/16/23		2,940,000	4
CDX.NA.HY.40, 06/20/28	BNP	Put		95.00	07/19/23		1,695,000	—
CDX.NA.HY.40, 06/20/28	JPM	Put		99.00	08/16/23		2,780,000	5
CDX.NA.HY.40, 06/20/28	MSC	Put		99.50	07/19/23		2,450,000	1
CDX.NA.HY.40, 06/20/28	MSC	Put		94.00	07/19/23		1,470,000	—
CDX.NA.IG.40, 06/20/28	MSC	Put		110.00	07/19/23		14,360,000	1
								17
Foreign Currency Options
EUR/USD Spot Rate	BOA	Call		1.09	07/27/23	EUR	12,538,114	74
EUR/USD Spot Rate	JPM	Call		1.12	08/07/23	EUR	12,080,804	25
USD/CNH Spot Rate	BOA	Call	CNH	7.40	07/13/23		14,825,000	6
USD/MXN Spot Rate	MSC	Put	MXN	17.00	07/13/23		23,541,791	49
								154
Index Options
TOPIX Banks Index	BNP	Call	JPY	218.87	07/14/23		597,332	49
TOPIX Banks Index	GSC	Call	JPY	226.71	07/14/23		995,155	44
TOPIX Banks Index	JPM	Call	JPY	227.60	07/14/23		398,619	16
								109
Interest Rate Swaptions
3M LIBOR, 11/16/53	CIT	Call		2.85	11/14/23		5,795,071	142
3M LIBOR, 10/26/33	CIT	Call		3.05	10/24/23		18,356,814	128
3M LIBOR, 08/09/33	GSC	Call		2.85	08/07/23		15,590,588	5
3M LIBOR, 11/09/33	GSC	Call		2.82	11/07/23		7,596,401	35
3M LIBOR, 11/01/33	JPM	Call		2.90	10/30/23		18,356,814	93
3M LIBOR, 09/25/33	MSC	Call		2.81	09/21/23		11,337,019	25
3M LIBOR, 09/26/33	MSC	Call		2.80	09/22/23		4,859,954	10
U.S. SOFR, 10/23/27	GSC	Call		2.75	10/19/23		22,131,173	44
U.S. SOFR, 08/11/33	JPM	Call		2.85	08/09/23		18,414,298	8
3M LIBOR, 10/26/33	CIT	Put		4.55	10/24/23		18,356,814	27
3M LIBOR, 11/09/33	GSC	Put		4.82	11/07/23		7,596,401	7
3M LIBOR, 11/01/33	JPM	Put		4.40	10/30/23		18,356,814	44
								568
Options on Securities
Barclays PLC	BNP	Call	GBP	1.60	09/15/23		852	43
ING Groep N.V.	GSC	Call	EUR	12.00	07/21/23		80,780	43
LVMH Moet Hennessy Louis Vuitton	BCL	Call	EUR	930.00	07/21/23		40	13
LVMH Moet Hennessy Louis Vuitton	UBS	Call	EUR	930.00	07/21/23		50	17
VINCI	UBS	Call	EUR	114.00	07/21/23		273	2
								118
Spread Options
USD ICE 30 Year Swap Rate Index	GSC	Call		0.07	09/27/23		1,897,423	28

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	40.00	07/19/23	166	(1)

Options on Securities
Activision Blizzard, Inc.	Call	95.00	08/18/23	198	(8)
Activision Blizzard, Inc.	Put	75.00	08/18/23	116	(16)
Activision Blizzard, Inc.	Put	70.00	08/18/23	336	(16)
Advanced Micro Devices, Inc.	Call	155.00	07/21/23	56	(1)
Advanced Micro Devices, Inc.	Call	110.00	07/21/23	167	(110)
Advanced Micro Devices, Inc.	Call	105.00	07/21/23	167	(173)
Advanced Micro Devices, Inc.	Call	170.00	08/18/23	642	(18)
Advanced Micro Devices, Inc.	Call	160.00	09/15/23	298	(27)
Alphabet Inc.	Call	145.00	08/18/23	417	(15)
Alphabet Inc.	Put	110.00	08/18/23	393	(52)
Amazon.com, Inc.	Call	150.00	08/18/23	383	(45)
Amazon.com, Inc.	Put	110.00	08/18/23	711	(58)
Apple Inc.	Put	170.00	08/18/23	328	(24)
Apple Inc.	Put	170.00	09/15/23	182	(22)
Archer-Daniels-Midland Company	Put	60.00	09/15/23	251	(6)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
ConocoPhillips	Put	90.00	08/18/23	330	(21)
Constellation Brands, Inc.	Call	255.00	07/21/23	84	(7)
D.R. Horton, Inc.	Put	110.00	08/18/23	99	(12)
D.R. Horton, Inc.	Put	105.00	08/18/23	197	(14)
Delta Air Lines, Inc.	Call	55.00	08/18/23	659	(20)
Delta Air Lines, Inc.	Call	55.00	09/15/23	856	(50)
Delta Air Lines, Inc.	Put	40.00	08/18/23	495	(13)
DexCom, Inc.	Call	140.00	08/18/23	59	(16)
Eli Lilly and Company	Put	390.00	07/21/23	67	(1)
Eli Lilly and Company	Put	430.00	09/15/23	37	(25)
First Solar, Inc.	Put	160.00	08/18/23	92	(25)
Ford Motor Company	Put	13.00	09/15/23	1,138	(26)
Freeport-McMoRan Inc.	Put	35.00	08/18/23	600	(30)
General Motors Company	Put	35.00	09/15/23	341	(27)
Humana Inc.	Put	410.00	08/18/23	49	(17)
Invesco QQQ Trust Series I	Put	335.00	07/21/23	533	(17)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Put	101.00	07/21/23	94	—
iShares Russell 2000 ETF	Put	166.00	07/21/23	97	(1)
iShares Russell 2000 ETF	Put	120.00	07/21/23	62	—
JPMorgan Chase & Co.	Call	155.00	08/18/23	494	(41)
JPMorgan Chase & Co.	Put	125.00	08/18/23	164	(6)
L3Harris Technologies, Inc.	Put	160.00	08/18/23	55	(2)
Lennar Corporation	Put	115.00	08/18/23	197	(22)
Lockheed Martin Corporation	Put	410.00	07/21/23	27	(1)
Micron Technology, Inc.	Call	72.50	07/21/23	168	(2)
Micron Technology, Inc.	Call	80.00	08/18/23	445	(7)
Microsoft Corporation	Put	300.00	08/18/23	148	(31)
Microsoft Corporation	Put	300.00	09/15/23	132	(42)
NVIDIA Corporation	Call	530.00	12/15/23	82	(184)
NVIDIA Corporation	Put	330.00	08/18/23	49	(7)
NVIDIA Corporation	Put	310.00	12/15/23	82	(76)
Pfizer Inc.	Put	35.00	09/15/23	1,094	(82)
Shell PLC	Call	65.00	07/21/23	335	(3)
Shell PLC	Put	50.00	07/21/23	335	(1)
Shell PLC	Put	52.50	08/18/23	495	(11)
SPDR Gold Shares	Call	215.00	07/21/23	1,171	—
SPDR Gold Shares	Put	177.00	07/21/23	586	(66)
SPDR S&P 500 ETF Trust	Call	420.00	12/15/23	97	(381)
SPDR S&P 500 ETF Trust	Put	417.00	07/14/23	288	(7)
SPDR S&P 500 ETF Trust	Put	405.00	08/18/23	412	(46)
SPDR S&P 500 ETF Trust	Put	400.00	09/15/23	432	(84)
SPDR S&P Regional Banking ETF	Call	48.00	07/21/23	1,379	(10)
Tesla Inc.	Call	300.00	08/18/23	134	(118)
The Walt Disney Company	Call	105.00	07/21/23	556	(2)
Toll Brothers, Inc.	Put	70.00	08/18/23	131	(7)
Toll Brothers, Inc.	Put	65.00	08/18/23	197	(5)
Uber Technologies, Inc.	Put	37.50	07/21/23	759	(6)
Uber Technologies, Inc.	Put	32.50	07/21/23	831	(2)
Uber Technologies, Inc.	Put	35.00	08/18/23	545	(18)
United Airlines Holdings, Inc.	Call	65.00	08/18/23	661	(26)
United Airlines Holdings, Inc.	Put	50.00	08/18/23	491	(50)
United Rentals, Inc.	Put	400.00	09/15/23	71	(73)
Valero Energy Corporation	Put	105.00	08/18/23	128	(20)
Valero Energy Corporation	Put	105.00	09/15/23	328	(80)
Waste Management, Inc.	Put	160.00	07/21/23	247	(3)
					(2,435)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.40, 06/20/28	MSC	Put	87.00	07/19/23		1,470,000	—
CDX.NA.IG.40, 06/20/28	MSC	Put	140.00	07/19/23		14,360,000	—
							—
Foreign Currency Options
EUR/USD Spot Rate	JPM	Call	1.14	08/07/23	EUR	12,080,804	(3)
EUR/USD Spot Rate	BOA	Put	1.06	07/27/23	EUR	6,269,057	—
EUR/USD Spot Rate	JPM	Put	1.08	08/07/23	EUR	6,040,402	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
USD/MXN Spot Rate	MSC	Put	MXN	16.80	07/13/23	23,541,791	(11)
							(40)
Index Options
TOPIX Banks Index	BNP	Put	JPY	175.10	07/14/23	597,332	(2)
TOPIX Banks Index	GSC	Put	JPY	181.37	07/14/23	995,155	(4)
TOPIX Banks Index	JPM	Put	JPY	182.08	07/14/23	398,619	(2)
							(8)
Interest Rate Swaptions
3M LIBOR, 10/26/25	CIT	Call		3.09	10/24/23	73,427,255	(67)
3M LIBOR, 11/16/25	CIT	Call		2.75	11/14/23	57,950,706	(66)
3M LIBOR, 11/09/25	GSC	Call		3.26	11/07/23	30,385,604	(43)
3M LIBOR, 11/01/25	JPM	Call		2.95	10/30/23	73,427,255	(61)
3M LIBOR, 07/21/33	MSC	Call		2.41	07/19/23	38,830,460	—
3M LIBOR, 12/18/33	MSC	Call		2.40	12/14/23	9,724,000	(25)
3M LIBOR, 11/16/25	CIT	Put		4.75	11/14/23	46,360,565	(97)
3M LIBOR, 08/09/33	GSC	Put		3.75	08/07/23	19,488,234	(91)
3M LIBOR, 10/04/33	GSC	Put		3.93	10/02/23	19,190,692	(111)
3M LIBOR, 07/06/33	JPM	Put		3.85	07/03/23	15,153,214	—
3M LIBOR, 04/01/29	JPM	Put		3.79	03/27/24	55,832,814	(810)
3M LIBOR, 07/21/33	MSC	Put		3.61	07/19/23	38,830,460	(229)
3M LIBOR, 12/18/33	MSC	Put		3.60	12/14/23	9,724,000	(181)
U.S. SOFR, 10/23/27	GSC	Call		2.45	10/19/23	22,131,173	(24)
U.S. SOFR, 08/11/33	JPM	Call		2.55	08/09/23	18,414,298	(1)
U.S. SOFR, 10/17/25	CIT	Put		4.25	10/13/23	114,729,873	(1,119)
U.S. SOFR, 08/18/25	GSC	Put		4.10	08/16/23	145,113,388	(1,786)
U.S. SOFR, 10/17/33	GSC	Put		3.50	10/13/23	26,476,125	(486)
U.S. SOFR, 10/18/25	GSC	Put		4.05	10/16/23	59,024,551	(737)
U.S. SOFR, 10/23/27	GSC	Put		3.30	10/19/23	11,065,586	(50)
U.S. SOFR, 08/11/25	JPM	Put		4.10	08/09/23	77,305,308	(957)
U.S. SOFR, 10/19/25	MSC	Put		4.25	10/17/23	53,175,580	(521)
							(7,462)
Options on Securities
Barclays PLC	BNP	Put	GBP	1.35	09/15/23	852	(16)
ING Groep N.V.	GSC	Call	EUR	13.00	07/21/23	80,780	(4)
ING Groep N.V.	GSC	Put	EUR	10.00	07/21/23	80,780	(1)
LVMH Moet Hennessy Louis Vuitton	BCL	Put	EUR	800.00	07/21/23	17	(5)
LVMH Moet Hennessy Louis Vuitton	UBS	Put	EUR	800.00	07/21/23	17	(5)
VINCI	UBS	Put	EUR	100.00	07/21/23	273	(10)
							(41)
Spread Options
USD ICE 30 Year Swap Rate Index	GSC	Call		0.57	09/27/23	1,897,423	(4)
USD ICE 30 Year Swap Rate Index	GSC	Put		0.68	09/27/23	1,897,423	(287)
							(291)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BCL	09/20/23	AUD	66,904	44,665	(773)
BRL/USD	CIT	09/14/23	BRL	30,954	6,381	148
BRL/USD	BCL	09/20/23	BRL	85,901	17,689	501
CAD/USD	CIT	09/20/23	CAD	26,992	20,401	193
CHF/USD	HSB	09/20/23	CHF	45,583	51,350	752
CNY/USD	CIT	09/14/23	CNY	14,365	1,994	(40)
CNY/USD	JPM	09/14/23	CNY	29,250	4,060	(1)
CNY/USD	BCL	09/20/23	CNY	59,441	8,256	(132)
CNY/USD	BOA	09/20/23	CNY	50,772	7,052	(133)
CNY/USD	JPM	09/20/23	CNY	31,354	4,355	17
COP/USD	HSB	09/14/23	COP	14,904,061	3,502	4
CZK/USD	TDB	09/14/23	CZK	42,142	1,928	20
DKK/USD	BNP	09/20/23	DKK	75,155	11,068	159
EUR/USD	BCL	09/20/23	EUR	20,717	22,695	(30)
EUR/USD	CIT	09/20/23	EUR	79,265	86,834	1,172
GBP/EUR	HSB	09/20/23	EUR	(5,578)	(6,111)	8
GBP/USD	NSI	09/20/23	GBP	7,471	9,490	143
HUF/USD	JPM	09/14/23	HUF	1,778,990	5,118	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HUF/USD	GSC	09/20/23	HUF	1,095,490	3,148	29
IDR/USD	JPM	09/14/23	IDR	60,773,785	4,051	(3)
IDR/USD	CIT	09/20/23	IDR	45,808,197	3,053	(10)
INR/USD	CIT	09/14/23	INR	739,695	8,993	65
JPY/EUR	JPM	09/20/23	EUR	(17,814)	(19,515)	(933)
JPY/USD	UBS	09/20/23	JPY	26,605,925	186,657	(6,754)
KRW/USD	CIT	09/14/23	KRW	2,635,760	2,008	(13)
KRW/USD	UBS	09/20/23	KRW	14,490,180	11,043	(18)
MXN/USD	JPM	09/20/23	MXN	278,153	16,009	247
MXN/USD	MSC	09/20/23	MXN	84,788	4,880	42
MXN/USD	RBC	09/20/23	MXN	17,056	982	15
NOK/CHF	BOA	09/20/23	CHF	(12,161)	(13,700)	(161)
NOK/USD	DUB	09/14/23	NOK	21,180	1,978	52
NZD/USD	JPM	09/20/23	NZD	2,506	1,537	6
PLN/USD	BOA	09/14/23	PLN	12,030	2,948	62
PLN/USD	BNP	09/20/23	PLN	18,842	4,616	87
SGD/USD	JPM	09/14/23	SGD	2,711	2,010	(9)
SGD/USD	BNP	09/20/23	SGD	7,441	5,518	(38)
THB/USD	CIT	09/14/23	THB	99,855	2,837	(72)
THB/USD	HSB	09/14/23	THB	176,538	5,015	(96)
USD/BRL	HSB	09/14/23	BRL	(9,928)	(2,046)	(15)
USD/BRL	GSC	09/20/23	BRL	(14,153)	(2,914)	6
USD/BRL	MSC	09/20/23	BRL	(91,363)	(18,813)	(106)
USD/CNY	BNP	09/20/23	CNY	(93,333)	(12,964)	183
USD/COP	CIT	09/14/23	COP	(24,642,687)	(5,790)	(32)
USD/CZK	BCL	09/14/23	CZK	(34,440)	(1,576)	—
USD/CZK	DUB	09/14/23	CZK	(46,666)	(2,135)	(31)
USD/EUR	CIT	09/14/23	EUR	(97)	(106)	—
USD/EUR	RBC	09/14/23	EUR	(87)	(95)	(1)
USD/EUR	WBC	09/14/23	EUR	(157)	(172)	(2)
USD/EUR	BCL	09/20/23	EUR	(72,356)	(79,264)	103
USD/EUR	JPM	09/20/23	EUR	(5,312)	(5,820)	47
USD/HKD	UBS	09/20/23	HKD	(199,396)	(25,492)	57
USD/IDR	MSC	09/14/23	IDR	(19,560,469)	(1,304)	4
USD/IDR	UBS	09/14/23	IDR	(42,072,606)	(2,805)	22
USD/INR	BCL	09/14/23	INR	(739,695)	(8,994)	(1)
USD/INR	CIT	09/20/23	INR	(754,793)	(9,175)	(57)
USD/JPY	MSC	09/20/23	JPY	(6,462,588)	(45,339)	1,290
USD/MXN	JPM	09/14/23	MXN	(268,055)	(15,445)	(277)
USD/MXN	CIT	09/20/23	MXN	(50,875)	(2,928)	(8)
USD/MXN	GSC	09/20/23	MXN	(76,747)	(4,417)	(30)
USD/NOK	DUB	09/20/23	NOK	(64,784)	(6,052)	(35)
USD/SEK	DUB	09/20/23	SEK	(42,441)	(3,950)	(6)
USD/SGD	CIT	09/14/23	SGD	(2,711)	(2,010)	(2)
USD/ZAR	CIT	09/14/23	ZAR	(53,075)	(2,799)	39
USD/ZAR	GSC	09/14/23	ZAR	(87,271)	(4,603)	(81)
USD/ZAR	MSC	09/14/23	ZAR	(19,090)	(1,007)	24
USD/ZAR	MSC	09/20/23	ZAR	(27,574)	(1,453)	36
ZAR/USD	MSC	09/20/23	ZAR	143,352	7,556	(86)
					272,883	(4,380)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	12.44	(A)	07/01/24	BRL	4,308	—	4
BRAZIBOR (A)	Paying	BCL	12.48	(A)	07/01/24	BRL	10,389	—	8
BRAZIBOR (A)	Paying	BCL	11.56	(A)	01/02/26	BRL	4,308	—	21
BRAZIBOR (A)	Paying	BCL	11.82	(A)	01/02/26	BRL	5,343	—	32
BRAZIBOR (A)	Paying	BNP	11.27	(A)	01/02/26	BRL	4,450	—	18
BRAZIBOR (A)	Paying	CIT	13.25	(A)	01/02/24	BRL	23,814	—	5
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	206
BRAZIBOR (A)	Paying	CIT	11.76	(A)	01/02/26	BRL	3,340	—	19
BRAZIBOR (A)	Paying	CIT	10.53	(A)	01/02/29	BRL	22,339	—	33
BRAZIBOR (A)	Paying	GSC	10.57	(A)	01/02/29	BRL	34,989	—	60
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(461)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(494)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	384
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	378
BRAZIBOR (A)	Paying	JPM	11.78	(A)	01/02/26	BRL	3,488	—	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	MSC	11.83	(A)	01/02/26	BRL	6,133	—	37
BRAZIBOR (A)	Paying	MSC	10.58	(A)	01/02/29	BRL	24,512	—	44
								—	314

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Credit Suisse Group Finance (Guernsey) Limited (Q)	JPM	N/A	1.00	06/20/28	1,217	(1)	37	(38)
Credit Suisse Group Finance (Guernsey) Limited (Q)	JPM	N/A	1.00	06/20/28	2,065	(1)	69	(70)
Ford Motor Company (Q)	MSC	N/A	5.00	12/20/27	265	(25)	(7)	(18)
Ford Motor Company (Q)	MSC	N/A	5.00	06/20/28	115	(11)	(6)	(5)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(2)	3	(5)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(2)	3	(5)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	212	(2)	5	(7)
Southwest Airlines Co. (Q)	JPM	N/A	1.00	06/20/28	645	(3)	10	(13)
MetLife, Inc. (Q)	BNP	N/A	1.00	06/20/28	185	—	1	(1)
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	64	4	3	1
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	4	3	1
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	17	14	3
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	06/20/24	70	3	9	(6)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	29	36	(7)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/25	130	19	37	(18)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	27	20	7
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	40	24	16
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	14	11	3
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	21	17	4
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	24	18	6
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(1)	16	(17)
Staples, Inc. (Q)	BCL	N/A	5.00	06/20/24	125	5	13	(8)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	7	9	(2)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	11	14	(3)
					7,404	174	362	(188)
Credit default swap agreements - sell protection
Vistra Operations Company LLC (Q)	JPM	2.55	5.00	12/20/25	(337)	24	18	6

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (MT)	CIT	OBFR +0.00% (M)	TBD	(2,383)	(46)	(1)
Aegon N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(12,669)	(61)	(6)
Air Transport Services Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(72)	—
Airbnb, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(783)	(99)	(1)
Airbnb, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,126)	(144)	(1)
Aker ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(749)	(42)	(1)
Aker BP ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(17,943)	(426)	5
Align Technology, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(916)	(281)	(42)
Allegro.eu (MT)	JPM	OBFR -0.63% (M)	TBD	(6,027)	(51)	3
Alpargatas S.A. (MT)	JPM	OBFR -5.00% (M)	TBD	(58,493)	(131)	18
America Movil, S.A.B. De C.V. (MT)	CIT	OBFR -0.32% (M)	TBD	(1,182,021)	(1,273)	(10)
AMP Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(126,660)	(94)	(1)
Arch Capital Group Ltd. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,077)	(151)	(5)
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(7,056)	(688)	74
Banco BTG Pactual S/A (MT)	JPM	OBFR -0.40% (M)	TBD	(22,351)	(133)	(14)
Bank of Hawaii Corporation (MT)	JPM	OBFR -1.31% (M)	TBD	(4,268)	(202)	24
Bank Polska Kasa Opieki - Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(6,412)	(169)	(5)
BankUnited, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,728)	(203)	16
Banner Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(3,183)	(150)	11
BE Semiconductor Industries N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(960)	(97)	(7)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Blackstone Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,867)	(703)	(28)
Block, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,140)	(75)	(1)
Boston Properties, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(17,286)	(935)	(75)
Brambles Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(21,733)	(197)	(11)
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
BRF S.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(45,933)	(83)	(3)
BRF S.A. (MT)	CIT	OBFR -2.34% (M)	TBD	(6,385)	(13)	1
Broadridge Financial Solutions, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,063)	(169)	(8)
Broadridge Financial Solutions, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,525)	(545)	(39)
Cadence Bank (MT)	JPM	OBFR -0.15% (M)	TBD	(7,898)	(165)	9
CaixaBank, S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(63,221)	(248)	(12)
Capital One Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(732)	(80)	—
Celanese Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(2,254)	(246)	(15)
Centrica PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(160,761)	(236)	(20)
Charles River Laboratories International, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,922)	(1,005)	(28)
Charles River Laboratories International, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,153)	(235)	(7)
China Overseas Land & Investment Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(93,500)	(199)	(9)
China Southern Airlines Company Limited (M)	JPM	OBFR -0.43% (M)	TBD	(412,000)	(230)	(2)
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(80,832)	(108)	—
Church & Dwight Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,130)	(763)	(50)
Church & Dwight Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,906)	(381)	(10)
Columbia Banking System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(7,637)	(178)	20
Community Bank System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,074)	(167)	22
Compagnie Financiere Richemont SA (MT)	JPM	OBFR -0.26% (M)	TBD	(883)	(140)	(9)
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (MT)	CIT	OBFR -0.40% (M)	TBD	(19,953)	(228)	(13)
Companhia Siderurgica Nacional (MT)	JPM	OBFR -0.42% (M)	TBD	(35,637)	(95)	5
Computershare Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(83,150)	(1,285)	(6)
Constellation Energy Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(17,228)	(1,538)	(39)
CoStar Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(6,961)	(601)	(18)
CoStar Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,076)	(168)	(16)
Country Garden Holdings Company Limited (M)	JPM	OBFR -7.00% (M)	TBD	(1,543,718)	(341)	28
Crown Castle Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(871)	(99)	—
Cullen/Frost Bankers, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,721)	(189)	3
CVB Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(11,008)	(161)	15
Darden Restaurants, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(966)	(158)	(3)
DaVita Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,341)	(133)	(2)
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(6,932)	(258)	(47)
Deutsche Bank Aktiengesellschaft (MT)	JPM	OBFR -0.26% (M)	TBD	(6,548)	(70)	1
Devon Energy Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,991)	(149)	3
D'Ieteren Group (MT)	JPM	OBFR -0.26% (M)	TBD	(1,318)	(240)	7
D'Ieteren Group (MT)	CIT	OBFR -0.26% (M)	TBD	(1,301)	(229)	(1)
Discover Financial Services (MT)	CIT	OBFR -0.15% (M)	TBD	(1,452)	(168)	(2)
Dish Network Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(24,562)	(176)	14
Dollar General Corporation (MT)	CIT	OBFR +0.20% (M)	TBD	18	3	—
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(18)	(3)	—
Dollar Tree, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,207)	(318)	1
ENEOS Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(83,500)	(285)	—
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(291)	(53)	4
EQT AB (MT)	CIT	OBFR -0.25% (M)	TBD	(7,986)	(155)	2
Equatorial Energia S.A (MT)	JPM	OBFR -0.40% (M)	TBD	(43,014)	(268)	(24)
Equatorial Energia S.A (MT)	JPM	OBFR -0.40% (M)	TBD	(813)	(0)	—
Equifax Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,460)	(557)	(21)
Equifax Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,300)	(291)	(15)
Evolution Mining Limited (MT)	JPM	OBFR +0.00% (M)	TBD	(18,896)	(41)	—
Fast Retailing Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(300)	(78)	2
Fastighets AB Balder (MT)	CIT	OBFR -0.25% (M)	TBD	(49,078)	(174)	(5)
FB Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,668)	(174)	15
Fiserv, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,541)	(996)	(79)
Flat Glass Group Co., Ltd. (MT)	JPM	OBFR -1.25% (M)	TBD	(7,000)	(23)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Ford Motor Company (MT)	CIT	OBFR -0.15% (M)	TBD	(475)	(7)	—
Fortescue Metals Group Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(6,763)	(92)	(7)
Frontier Communications Parent, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,964)	(82)	(10)
Fujitsu General Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(4,800)	(110)	6
Fujitsu Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(1,900)	(256)	12
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(67)	(9)
General Electric Company (MT)	JPM	OBFR -0.15% (M)	TBD	(1,236)	(131)	(4)
Glacier Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,158)	(178)	18
Great-West Lifeco Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(7,135)	(205)	(9)
Hancock Whitney Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(4,254)	(182)	18
Hanwha Solutions Corporation (MT)	CIT	OBFR -0.94% (M)	TBD	(1,346)	(47)	4
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -0.40% (M)	TBD	(1,219,234)	(1,060)	(55)
HCA Healthcare, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(294)	(87)	(3)
Hitachi, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(1,700)	(107)	2
HOCHTIEF Aktiengesellschaft (MT)	JPM	OBFR -0.26% (M)	TBD	(1,752)	(152)	1
Huntington Bancshares Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(30,189)	(338)	9
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(9,303)	(143)	7
IGO Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(17,796)	(169)	(11)
Illumina, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,458)	(488)	28
Infineon Technologies AG (MT)	CIT	OBFR -0.26% (M)	TBD	(2,590)	(105)	(1)
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(41,203)	(429)	(16)
Intact Financial Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(3,296)	(493)	(18)
Intact Financial Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(5,794)	(858)	(38)
International Business Machines Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(3,025)	(407)	(5)
Iron Mountain Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(2,950)	(162)	(8)
Iron Mountain Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(11,017)	(615)	(16)
James Hardie Industries Public Limited Company (MT)	JPM	OBFR -0.25% (M)	TBD	(6,880)	(174)	(8)
K.K.R. Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,514)	(302)	(6)
K.K.R. Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(10,001)	(552)	(8)
Kakao Corp. (MT)	JPM	OBFR -0.35% (M)	TBD	(4,487)	(195)	28
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(13,771)	(535)	22
KGHM Polska Miedz Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(8,942)	(258)	11
Koninklijke Philips N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(7,649)	(149)	(16)
KRC Interim Corp. (MT)	CIT	OBFR -0.15% (M)	TBD	(9,823)	(185)	(8)
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(8,131)	(935)	1
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,205)	(363)	(4)
Lasertec Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(4,200)	(614)	(16)
Lasertec Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(500)	(74)	—
Lendlease Corporation Limited (MT)	JPM	OBFR +0.00% (M)	TBD	(8,784)	(44)	(2)
LG Electronics Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,315)	(128)	2
Li Ning Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(19,500)	(109)	3
Li Ning Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(87,500)	(518)	43
Localiza Rent A Car S/A (MT)	JPM	OBFR +0.00% (M)	TBD	(58,116)	(812)	(18)
Lotte Energy Materials Corporation (MT)	JPM	OBFR -0.67% (M)	TBD	(3,683)	(167)	33
LPP Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(40)	(135)	(3)
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(27,647)	(142)	16
Macquarie Group Limited (M)	JPM	OBFR -0.25% (M)	TBD	(2,836)	(323)	(29)
Martin Marietta Materials, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(298)	(127)	(11)
Marvell Technology, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(8,659)	(512)	(5)
Matsuki Yokokokara & Company Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(14,200)	(817)	23
MercadoLibre S.R.L (MT)	JPM	OBFR -0.15% (M)	TBD	(8)	(10)	—
MercadoLibre S.R.L (MT)	CIT	OBFR +0.20% (M)	TBD	8	10	—
Metso Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(17,153)	(200)	(7)
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(19,818)	(233)	(6)
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(11,392)	(525)	(15)
Mitsubishi Estate Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(12,300)	(153)	8
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(8,100)	(160)	—
Netflix, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(158)	(69)	(1)
Newell Brands Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(53,464)	(423)	(41)
Newell Brands Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(13,752)	(119)	(2)
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Nexi Spa (MT)	CIT	OBFR -0.26% (M)	TBD	(22,455)	(174)	(2)
Nidec Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(1,100)	(57)	(3)
Nordea Bank AB (MT)	CIT	OBFR -0.25% (M)	TBD	(21,801)	(229)	(8)
Nordic Semiconductor ASA (MT)	JPM	OBFR -0.30% (M)	TBD	(2,674)	(34)	1
Nordic Semiconductor ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(4,293)	(51)	(1)
Northern Star Resources Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(13,533)	(119)	10
Norwegian Cruise Line Holdings Ltd. (MT)	CIT	OBFR -0.15% (M)	TBD	(27,326)	(521)	(73)
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(87,451)	(402)	(228)
Occidental Petroleum Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(1,389)	(79)	(4)
OceanFirst Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,443)	(90)	5
Olympus Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(14,800)	(244)	11
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(34,800)	(550)	3
On Semiconductor Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,273)	(115)	(6)
ONEOK, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,783)	(162)	(10)
Open House Group Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,400)	(132)	10
Oracle Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(407)	(44)	(5)
Oracle Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(5,252)	(633)	8
Pacific Premier Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(8,083)	(175)	8
Paramount Global (MT)	CIT	OBFR -0.27% (M)	TBD	(63,337)	(985)	(25)
Park24 Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(12,600)	(193)	23
PayPal Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,627)	(111)	3
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(304,000)	(371)	12
Pilbara Minerals Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(25,991)	(82)	(3)
Polski Koncern Naftowy Orlen Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(6,389)	(102)	1
Porsche Automobil Holding SE (MT)	CIT	OBFR -0.26% (M)	TBD	(1,630)	(98)	—
POSCO Future M Co., Ltd. (M)	JPM	OBFR -1.16% (M)	TBD	(2,994)	(885)	85
Power Corporation of Canada (MT)	CIT	OBFR -0.20% (M)	TBD	(18,184)	(483)	(13)
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(20,032)	(523)	(23)
Powerchip Semiconductor Manufacturing Corp. (MT)	JPM	OBFR -1.08% (M)	TBD	(4,000)	(4)	—
Prosperity Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,408)	(148)	11
Prosus N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(771)	(54)	(2)
Qualcomm Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(766)	(90)	(1)
Quanta Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(4,177)	(791)	(30)
Rakuten Group, Inc. (MT)	JPM	OBFR -0.32% (M)	TBD	(261,700)	(998)	95
Raymond James Financial, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,517)	(352)	(15)
Raymond James Financial, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,475)	(146)	(8)
Realty Income Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(3,668)	(218)	(2)
Recruit Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(28,400)	(924)	26
Reinet Investments S.C.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(5,672)	(122)	(3)
RENOVA, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(600)	(7)	1
RENOVA, Inc. (MT)	JPM	OBFR -0.67% (M)	TBD	(12,500)	(141)	1
Rentokil Initial PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(30,783)	(244)	3
Republic Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,945)	(279)	(19)
Republic Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,832)	(861)	(34)
ResMed Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,241)	(267)	(4)
Restaurant Brands International Limited Partnership (MT)	JPM	OBFR -0.25% (M)	TBD	(3,871)	(288)	(13)
Restaurant Brands International Limited Partnership (MT)	CIT	OBFR -0.20% (M)	TBD	(4,946)	(374)	(12)
Revvity, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,674)	(409)	(26)
Sabre Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(4,250)	(14)	1
SalMar ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(4,607)	(188)	2
Sands China Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(39,200)	(137)	3
Sandvik Aktiebolag (MT)	CIT	OBFR -0.31% (M)	TBD	(6,290)	(120)	(3)
Santos Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(24,093)	(119)	(1)
Sartorius Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(517)	(180)	1
Sartorius Aktiengesellschaft (MT)	JPM	OBFR -0.26% (M)	TBD	(2,172)	(774)	24
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(881)	(217)	(3)
SBI Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(11,900)	(226)	(8)
Sea Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(13,398)	(836)	60
Securitas AB (MT)	JPM	OBFR -0.30% (M)	TBD	(12,910)	(103)	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
ServisFirst Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,237)	(143)	10
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(149,750)	(293)	20
SHIFT, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(700)	(123)	(3)
SIG Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(33,481)	(908)	(15)
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,091)	(120)	(9)
Sino Biopharmaceutical Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(298,000)	(145)	13
SK Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,297)	(169)	23
SK innovation Co., Ltd. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,275)	(194)	41
SKC Co., Ltd. (MT)	JPM	OBFR -0.75% (M)	TBD	(171)	(15)	2
SoftBank Group Corp (MT)	JPM	OBFR +0.00% (M)	TBD	(2,900)	(134)	(2)
SoftBank Group Corp (MT)	CIT	OBFR -0.25% (M)	TBD	(3,200)	(153)	3
Sony Group Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(1,400)	(131)	6
Southstate Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,319)	(164)	12
Southwest Airlines Co. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,258)	(80)	(2)
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(8,400)	(382)	(6)
Steris Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(788)	(70)
Straumann Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,938)	(296)	(18)
SUMCO Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(10,600)	(152)	—
SUMCO Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(28,300)	(402)	(3)
Sumitomo Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(5,100)	(102)	(6)
Suncorp Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(18,867)	(166)	(3)
Synovus Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,544)	(49)	1
Take-Two Interactive Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,325)	(1,036)	(41)
Talanx Aktiengesellschaft (MT)	JPM	OBFR -0.35% (M)	TBD	(2,139)	(122)	—
Targa Resources Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,233)	(306)	(15)
TDK Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(3,400)	(131)	(1)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,153)	(447)	6
Telecom Italia SPA (MT)	CIT	OBFR -0.50% (M)	TBD	(1,567,722)	(445)	4
Telecom Italia SPA (MT)	JPM	OBFR -0.26% (M)	TBD	(324,601)	(88)	(3)
Teledyne Technologies Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(2,097)	(837)	(25)
The Boeing Company (MT)	JPM	OBFR -0.15% (M)	TBD	(460)	(100)	3
The Charles Schwab Corporation (MT)	JPM	OBFR +0.00% (M)	TBD	(6,094)	(348)	2
T-Mobile USA, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,884)	(636)	(40)
Trelleborg AB (MT)	CIT	OBFR -0.37% (M)	TBD	(7,128)	(178)	5
Truist Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(10,404)	(345)	30
Tryg A/S (MT)	CIT	OBFR -0.25% (M)	TBD	(8,051)	(177)	3
UBS Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(63,843)	(1,295)	6
UMB Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,592)	(173)	14
Valley National Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(21,069)	(178)	13
Vonovia SE (MT)	CIT	OBFR -0.26% (M)	TBD	(39,764)	(767)	(9)
Washington Federal, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,668)	(167)	17
Welltower OP LLC (MT)	CIT	OBFR -0.15% (M)	TBD	(1,453)	(114)	(3)
Western Alliance Bancorporation (MT)	JPM	OBFR -2.69% (M)	TBD	(11,977)	(488)	51
Woodside Energy Group Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(4,845)	(112)	1
Xerox Holdings Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,418)	(37)	—
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(736,200)	(1,021)	17
Xiaomi Corporation (MT)	CIT	OBFR -0.30% (M)	TBD	(206,800)	(272)	(11)
Xpeng Inc. (MT)	CIT	OBFR -1.00% (M)	TBD	(28,600)	(159)	(23)
Xpeng Inc. (MT)	JPM	OBFR -1.84% (M)	TBD	(8,200)	(45)	(7)
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(51,900)	(205)	8
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(39,100)	(146)	(3)
Zions Bancorporation, National Association (MT)	JPM	OBFR -0.81% (M)	TBD	(1,990)	(64)	10
ZTE Corporation (MT)	CIT	OBFR -0.30% (M)	TBD	(20,600)	(80)	(3)
Zurich Insurance Group AG (MT)	JPM	OBFR +0.00% (M)	TBD	(329)	(155)	(2)
						(715)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR +0.40% (Q)	BNP	09/15/23	3,270	—	(2)

INDEX
Citi EQ US 1W Volatility Carry Index (Q) ‡	Fixed Rate of 0.00% (Q)	CIT	09/15/23	13	—	—

Total return swap agreements - paying return
EQUITY
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR +0.35% (Q)	BNP	09/15/23	(10,802)	—	(31)
SPDR S&P Regional Banking ETF (Q)	SOFR +0.40% (Q)	BNP	09/15/23	(228)	—	11
SPDR S&P Regional Banking ETF (Q)	SOFR +0.40% (Q)	BNP	09/15/23	(226)	—	11
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR +0.35% (Q)	JPM	09/15/23	(11,733)	—	(34)
					—	(43)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,066,957	556,508	2,118	1,625,583
Government And Agency Obligations	—	475,476	—	475,476
Corporate Bonds And Notes	—	243,407	506	243,913
Non-U.S. Government Agency Asset-Backed Securities	—	110,829	—	110,829
Investment Companies	86,903	—	—	86,903
Senior Floating Rate Instruments	—	41,501	1,226	42,727
Preferred Stocks	13,772	—	—	13,772
Warrants	37	—	—	37
Short Term Investments	393,270	18,835	—	412,105
	1,560,939	1,446,556	3,850	3,011,345
Liabilities - Securities
Common Stocks
Consumer Staples	(1,150)	(1,099)	—	(2,249)
	(1,150)	(1,099)	—	(2,249)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9,942	—	—	9,942
Centrally Cleared Interest Rate Swap Agreements	—	38,953	—	38,953
Centrally Cleared Credit Default Swap Agreements	—	1,087	—	1,087
Exchange Traded Purchased Options	9,904	—	—	9,904
OTC Purchased Options	—	994	—	994
Open Forward Foreign Currency Contracts	—	5,606	—	5,606
OTC Interest Rate Swap Agreements	—	1,269	—	1,269
OTC Credit Default Swap Agreements	—	47	—	47
OTC Contracts for Difference	—	1,327	—	1,327
OTC Total Return Swap Agreements	—	22	—	22
	19,846	49,305	—	69,151
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,966)	—	—	(1,966)
Centrally Cleared Interest Rate Swap Agreements	—	(49,108)	—	(49,108)
Centrally Cleared Credit Default Swap Agreements	—	(666)	—	(666)
Exchange Traded Written Options	(2,436)	—	—	(2,436)
OTC Written Options	—	(7,842)	—	(7,842)
Open Forward Foreign Currency Contracts	—	(9,986)	—	(9,986)
OTC Interest Rate Swap Agreements	—	(955)	—	(955)
OTC Credit Default Swap Agreements	—	(229)	—	(229)
OTC Contracts for Difference	—	(2,042)	—	(2,042)
OTC Total Return Swap Agreements	—	(67)	—	(67)
	(4,402)	(70,895)	—	(75,297)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.3%
United States of America 37.0%
AGCO Corporation	204	26,760
Albemarle Corporation	112	25,012
Alcoa Corporation	303	10,283
Archer-Daniels-Midland Company	371	28,063
Bunge Limited	251	23,677
CF Industries Holdings, Inc.	500	34,698
Cheniere Energy, Inc.	131	20,010
Chevron Corporation	110	17,345
ConocoPhillips	334	34,621
Darling Ingredients Inc. (a)	213	13,572
Deere & Company	84	34,034
EOG Resources, Inc.	135	15,450
Exxon Mobil Corporation	750	80,481
FMC Corporation	232	24,198
Freeport-McMoRan Inc.	400	15,986
Hess Corporation	83	11,348
Newmont Corporation	554	23,630
Packaging Corporation of America	96	12,676
Schlumberger Limited	306	15,024
		466,868
Canada 18.5%
Barrick Gold Corporation	326	5,517
Canadian Natural Resources Limited	496	27,877
Cenovus Energy Inc.	784	13,313
Equinox Gold Corp. (a)	30	138
Filo Corp (a)	153	2,981
Filo Mining Corp. (a) (b)	246	4,559
First Quantum Minerals Ltd	1,073	25,390
Franco-Nevada Corporation	90	12,852
Marathon Gold Corporation (a) (c)	161	98
Nutrien Ltd.	476	28,137
Pure Gold Mining Inc. (a) (d)	427	5
Stelco Holdings Inc.	552	18,009
Teck Resources Limited - Class B	1,144	48,153
Wheaton Precious Metals Corp.	1,072	46,352
		233,381
Netherlands 7.9%
Shell PLC - Class A	3,330	99,370
United Kingdom 5.9%
Anglo American PLC	191	5,434
BP PLC	11,760	68,604
		74,038
Switzerland 5.7%
Glencore PLC	12,642	71,729
France 5.1%
TotalEnergies SE	1,126	64,842
Brazil 4.1%
Vale S.A. - ADR	3,858	51,779
Australia 3.7%
BHP Group Limited	1,540	46,437
Norway 1.8%
Norsk Hydro ASA (c)	3,839	22,858
Ireland 1.8%
Kerry Group Public Limited Company - Class A	144	14,062
Smurfit Kappa Funding Designated Activity Company	255	8,542
		22,604
Italy 1.6%
Eni S.p.A.	1,385	19,958
Luxembourg 1.2%
ArcelorMittal - ADR	583	15,926
Finland 1.2%
UPM-Kymmene Oyj	496	14,754
Chile 0.8%
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR (c)	140	10,134
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (d) (e)	5,692	—
Public Joint Stock Company Polyus (a) (d) (e)	106	—
Total Common Stocks (cost $1,282,509)		1,214,678
SHORT TERM INVESTMENTS 3.6%
Investment Companies 3.6%
JNL Government Money Market Fund - Class I, 4.78% (f) (g)	45,466	45,466
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (f) (g)	38	38
Total Short Term Investments (cost $45,504)		45,504
Total Investments 99.9% (cost $1,328,013)		1,260,182
Other Assets and Liabilities, Net 0.1%		1,688
Total Net Assets 100.0%		1,261,870

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	08/27/21	25,117	—	—
Public Joint Stock Company Polyus	03/10/20	15,311	—	—
		40,428	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	466,868	—	—	466,868
Canada	228,817	4,559	5	233,381
Netherlands	—	99,370	—	99,370
United Kingdom	—	74,038	—	74,038
Switzerland	—	71,729	—	71,729
France	—	64,842	—	64,842
Brazil	51,779	—	—	51,779
Australia	—	46,437	—	46,437
Norway	—	22,858	—	22,858
Ireland	—	22,604	—	22,604
Italy	—	19,958	—	19,958
Luxembourg	15,926	—	—	15,926
Finland	—	14,754	—	14,754
Chile	10,134	—	—	10,134
Short Term Investments	45,504	—	—	45,504
	819,028	441,149	5	1,260,182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 100.0%
Information Technology 42.6%
Apple Inc.	1,980	384,049
ASML Holding N.V. - ADR	180	130,808
Broadcom Inc.	152	131,597
Cadence Design Systems, Inc. (a)	357	83,718
Intuit Inc.	337	154,654
KLA Corporation	175	84,839
Microsoft Corporation	1,130	384,783
MongoDB, Inc. - Class A (a)	31	12,571
NVIDIA Corporation	564	238,629
Palo Alto Networks, Inc. (a)	142	36,193
Roper Technologies, Inc.	119	57,407
ServiceNow, Inc. (a)	117	65,596
		1,764,844
Consumer Discretionary 18.1%
Amazon.com, Inc. (a)	2,519	328,336
Chipotle Mexican Grill, Inc. (a)	30	63,218
Evolution AB (publ) (b)	553	70,103
LVMH Moet Hennessy Louis Vuitton	78	73,665
Nike, Inc. - Class B	673	74,236
Ross Stores, Inc.	171	19,147
Tesla Inc. (a)	468	122,490
		751,195
Health Care 13.4%
Boston Scientific Corporation (a)	842	45,535
Danaher Corporation	291	69,824
Eli Lilly and Company	226	106,060
IDEXX Laboratories, Inc. (a)	93	46,612
Intuitive Surgical, Inc. (a)	258	88,225
Thermo Fisher Scientific Inc.	74	38,680
UnitedHealth Group Incorporated	230	110,727
Zoetis Inc. - Class A	287	49,382
		555,045
Financials 11.4%
Adyen B.V. (a) (b)	15	26,178
Blackstone Inc. - Class A	504	46,824
MasterCard Incorporated - Class A	245	96,261
MSCI Inc. - Class A	105	49,134
S&P Global Inc.	206	82,520
Visa Inc. - Class A	720	171,092
		472,009
Communication Services 7.6%
Alphabet Inc. - Class A (a)	1,678	200,912
Match Group, Inc. (a)	383	16,034
Netflix, Inc. (a)	224	98,738
		315,684
Industrials 4.6%
Cintas Corporation	91	45,105
TransDigm Group Incorporated	119	106,389
Waste Connections, Inc.	258	36,896
		188,390
Energy 1.2%
Cheniere Energy, Inc.	274	41,814
EQT Corporation	211	8,682
		50,496
Materials 1.1%
The Sherwin-Williams Company	178	47,233
Total Common Stocks (cost $2,925,864)		4,144,896
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	2,936	2,936
Total Short Term Investments (cost $2,936)		2,936
Total Investments 100.1% (cost $2,928,800)		4,147,832
Other Assets and Liabilities, Net (0.1)%		(4,371)
Total Net Assets 100.0%		4,143,461

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	08/09/22	24,236	26,178	0.6
Evolution AB (publ)	10/01/21	72,407	70,103	1.7
		96,643	96,281	2.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,974,950	169,946	—	4,144,896
Short Term Investments	2,936	—	—	2,936
	3,977,886	169,946	—	4,147,832

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.3%
United Kingdom 26.1%
AstraZeneca PLC	212	30,274
Barclays PLC	19,828	38,737
BP PLC	7,649	44,622
British American Tobacco PLC	554	18,399
Compass Group PLC	945	26,432
Diageo PLC	762	32,696
GSK PLC	1,332	23,587
Legal & General Group PLC	2,745	7,937
Reckitt Benckiser Group PLC	631	47,343
Relx PLC	562	18,738
Relx PLC	555	18,492
Rio Tinto PLC	438	27,787
Rolls-Royce PLC (a)	43,805	84,086
Unilever PLC	579	30,097
		449,227
France 14.1%
Alstom (b)	1,365	40,723
AXA	1,071	31,586
BNP Paribas	173	10,926
Carrefour	891	16,877
Danone	742	45,458
Kering	24	13,376
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	102	18,189
Sanofi	290	31,090
Valeo	565	12,101
VINCI	194	22,586
		242,912
Germany 9.3%
Allianz SE	119	27,743
Bayer Aktiengesellschaft - Class N	390	21,571
Deutsche Telekom AG - Class N	1,610	35,124
RWE Aktiengesellschaft	603	26,260
SAP SE	358	48,964
		159,662
Japan 7.7%
FANUC Corporation	1,063	37,117
Murata Manufacturing Co., Ltd.	686	39,433
Sumitomo Mitsui Financial Group, Inc.	450	19,239
Takeda Pharmaceutical Co Ltd	878	27,623
Tokyo Electron Limited	62	8,821
		132,233
Italy 6.7%
Enel S.p.A	8,272	55,714
UniCredit S.p.A.	2,567	59,645
		115,359
Netherlands 6.4%
Akzo Nobel N.V.	482	39,348
ING Groep N.V.	2,549	34,409
Koninklijke Philips N.V.	1,685	36,536
		110,293
South Korea 6.0%
Samsung Electronics Co Ltd	1,274	70,214
SK Hynix Inc.	374	32,964
		103,178
Spain 5.2%
AENA, S.M.E., S.A. (c)	161	26,070
Amadeus IT Holding, S.A. (c)	350	26,651
Iberdrola, Sociedad Anonima	1,378	17,998
Industria de Diseno Textil, S.A.	501	19,404
		90,123
Switzerland 3.5%
Novartis AG - Class N	344	34,663
UBS Group AG	448	9,080
Zurich Insurance Group AG - Class N	36	17,295
		61,038
Canada 2.5%
Alimentation Couche-Tard Inc.	470	24,118
Canadian National Railway Company	160	19,366
		43,484
Ireland 2.3%
Ryanair Holdings Public Limited Company - ADR (a)	365	40,374
Belgium 1.2%
Anheuser-Busch InBev	348	19,734
China 1.1%
Beijing Capital International Airport Co., Ltd. - Class H (a)	11,034	7,157
Tencent Holdings Limited	266	11,296
		18,453
Singapore 0.8%
United Overseas Bank Limited	637	13,216
Sweden 0.7%
Swedbank AB - Class A	730	12,322
Brazil 0.5%
Banco Bradesco S.A. - ADR	2,550	8,824
Macau 0.2%
Sands China Ltd. (a)	974	3,337
Total Common Stocks (cost $1,458,123)		1,623,769
PREFERRED STOCKS 2.9%
Switzerland 2.9%
Roche Holding AG	160	48,996
Total Preferred Stocks (cost $53,378)		48,996
SHORT TERM INVESTMENTS 6.1%
Securities Lending Collateral 3.5%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	3,171	3,171
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (d) (e)	56,718	56,718
		59,889
Investment Companies 2.6%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	45,668	45,668
Total Short Term Investments (cost $105,557)		105,557
Total Investments 103.3% (cost $1,617,058)		1,778,322
Other Assets and Liabilities, Net (3.3)%		(56,618)
Total Net Assets 100.0%		1,721,704

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	05/14/20	24,013	26,070	1.5
Amadeus IT Holding, S.A.	03/17/21	23,231	26,651	1.6
		47,244	52,721	3.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	92,682	1,531,087	—	1,623,769
Preferred Stocks	48,996	—	—	48,996
Short Term Investments	105,557	—	—	105,557
	247,235	1,531,087	—	1,778,322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 99.0%
Information Technology 35.2%
Adobe Inc. (a)	65	31,987
Apple Inc.	415	80,441
ASML Holding N.V. - ADR	41	29,831
Atlassian Corporation - Class A (a)	91	15,356
Intel Corporation	382	12,771
Intuit Inc.	39	18,053
Microsoft Corporation	377	128,441
NVIDIA Corporation	265	111,945
Palo Alto Networks, Inc. (a)	171	43,636
Salesforce, Inc. (a)	166	35,118
Splunk Inc. (a)	196	20,772
Unity Software Inc. (a)	141	6,113
Workday, Inc. - Class A (a)	95	21,430
		555,894
Health Care 15.7%
Alcon AG	352	28,942
DexCom, Inc. (a)	223	28,670
Eli Lilly and Company	32	14,820
Intuitive Surgical, Inc. (a)	105	36,006
Stryker Corporation	104	31,729
Thermo Fisher Scientific Inc.	58	30,029
UnitedHealth Group Incorporated	104	49,910
Zoetis Inc. - Class A	159	27,365
		247,471
Industrials 10.9%
Eaton Corporation Public Limited Company	174	34,937
Raytheon Technologies Corporation	338	33,113
Uber Technologies, Inc. (a)	673	29,067
United Parcel Service, Inc. - Class B	151	27,090
W. W. Grainger, Inc.	60	47,746
		171,953
Financials 10.7%
Marsh & Mclennan Companies, Inc.	145	27,271
PayPal Holdings, Inc. (a)	333	22,198
S&P Global Inc.	103	41,195
Visa Inc. - Class A	329	78,067
		168,731
Consumer Discretionary 10.4%
Amazon.com, Inc. (a)	775	101,034
Aptiv PLC (a)	186	18,965
Nike, Inc. - Class B	271	29,965
Tesla Inc. (a)	57	15,052
		165,016
Communication Services 7.8%
Meta Platforms, Inc. - Class A (a)	209	60,060
Netflix, Inc. (a)	125	55,017
Sea Limited - Class A - ADR (a)	153	8,899
		123,976
Consumer Staples 3.7%
Monster Beverage 1990 Corporation (a)	637	36,572
The Estee Lauder Companies Inc. - Class A	113	22,289
		58,861
Real Estate 1.7%
Equinix, Inc.	34	26,461
Materials 1.7%
The Sherwin-Williams Company	99	26,207
Utilities 1.2%
NextEra Energy, Inc.	248	18,387
Total Common Stocks (cost $1,137,774)		1,562,957
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	14,783	14,783
Total Short Term Investments (cost $14,783)		14,783
Total Investments 99.9% (cost $1,152,557)		1,577,740
Other Assets and Liabilities, Net 0.1%		1,455
Total Net Assets 100.0%		1,579,195

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,562,957	—	—	1,562,957
Short Term Investments	14,783	—	—	14,783
	1,577,740	—	—	1,577,740

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 98.0%
Japan 21.4%
Advantest Corporation	3	375
Aeon Co., Ltd.	6	117
AEON MALL Co., Ltd.	—	5
AGC Inc.	11	388
Ai Holdings Corporation (a)	1	10
Aica Kogyo Company, Limited	1	18
Ajinomoto Co., Inc.	6	231
Alps Alpine Co., Ltd.	13	116
Anritsu Corporation	40	340
Asahi Group Holdings, Ltd.	5	198
Asahi Intecc Co., Ltd.	2	35
Asahi Kasei Corporation	42	286
Azbil Corporation	2	70
Bandai Namco Holdings Inc.	4	90
Bridgestone Corporation (a)	8	320
Canon Inc. (a)	4	108
Central Japan Railway Company	1	75
Chubu Electric Power Co., Inc.	8	94
Chugai Pharmaceutical Co., Ltd.	4	119
Concordia Financial Group, Ltd.	150	585
Cosmo Energy Holdings Co., Ltd.	4	117
CyberAgent, Inc.	31	225
Dai Nippon Printing Co., Ltd.	2	43
Daicel Corporation.	60	542
Daifuku Co., Ltd.	6	125
Dai-ichi Life Holdings, Inc.	10	189
Daiichi Sankyo Company, Ltd	2	54
Daikin Industries, Ltd.	1	245
Daito Trust Construction Co., Ltd.	2	172
Daiwa House Industry Co., Ltd	9	235
Daiwa Securities Group Inc.	26	134
DENSO Corporation	2	115
Dentsu Group Inc. (a)	1	39
DIP Corporation	2	47
DISCO Corporation	2	315
DMG Mori Co., Ltd. (a)	56	972
East Japan Railway Company	1	50
EBARA Corporation (a)	13	614
Eisai Co., Ltd.	1	54
Electric Power Development Co., Ltd. - Class D	4	65
ENEOS Holdings, Inc.	163	559
Ezaki Glico Co., Ltd. (a)	16	421
FANUC Corporation	2	52
Fast Retailing Co., Ltd.	1	308
Fuji Corporation	29	516
FUJIFILM Holdings Corporation	2	113
Fujikura Ltd.	4	33
Fujitsu Limited	2	220
Fukuoka Financial Group, Inc.	41	857
Hamamatsu Photonics K.K.	1	25
Hankyu Hanshin Holdings, Inc.	1	17
Harmonic Drive Systems Inc.	—	10
HASEKO Corporation	53	655
Hikari Tsushin,Inc.	—	14
Hitachi, Ltd.	12	770
Hokkaido Electric Power Co., Inc. (b)	10	42
Honda Motor Co., Ltd. - ADR (a)	1	22
Honda Motor Co., Ltd.	13	387
HORIBA, Ltd.	14	800
Hoya Corporation	2	263
IBIDEN Co., Ltd.	6	324
Idemitsu Kosan Co., Ltd.	23	461
IHI Corporation	8	211
INFRONEER Holdings Inc.	14	132
Inpex Corporation	23	251
ITOCHU Corporation	15	576
Japan Airport Terminal Co., Ltd.	1	45
Japan Exchange Group, Inc.	15	262
Japan Petroleum Exploration Co., Ltd.	3	75
Japan Post Holdings Co., Ltd.	12	83
Japan Tobacco Inc. (a)	14	296
JEOL Ltd.	14	496
JGC Holdings Corporation	43	555
JSR Corporation	1	23
Kaleidoscape, Y.K.	29	506
Kao Corporation (a)	3	116
KDDI Corporation	15	466
Keyence Corporation	1	285
Kikkoman Corporation	2	131
Kintetsu Group Holdings Co., Ltd.	2	52
Kirin Holdings Company, Ltd	14	199
Kobe Steel, Ltd.	4	41
Komatsu Ltd.	10	270
Konami Holdings Corporation	2	84
Konica Minolta, Inc.	183	635
Kubota Corporation	4	60
KYOCERA Corporation	2	98
Kyowa Kirin Co., Ltd.	2	30
Kyushu Electric Power Co., Inc.	24	154
Lasertec Co., Ltd.	2	302
LIXIL Corporation	7	94
M3, Inc.	3	55
Mabuchi Motor Co., Ltd.	17	483
Marubeni Corporation	18	305
Marui Group Co.Ltd.	41	721
Matsuki Yokokokara & Company Co., Ltd.	1	62
Mazda Motor Corporation	8	82
Meiji Holdings Co., Ltd.	10	213
Mercari, Inc. (b)	8	193
Minebeamitsumi Inc.	7	138
MIRAIT ONE Corporation	70	885
MISUMI Group Inc.	4	86
Mitsubishi Chemical Group Corporation	63	380
Mitsubishi Corporation	11	513
Mitsubishi Electric Corporation	9	127
Mitsubishi Estate Co., Ltd.	5	62
Mitsubishi Heavy Industries, Ltd.	4	177
Mitsubishi UFJ Financial Group Inc	72	530
Mitsui & Co., Ltd.	8	314
Mitsui Fudosan Co., Ltd.	6	112
Mitsui Mining & Smelting Co., Ltd.	1	18
Mitsui O.S.K. Lines, Ltd. (a)	7	173
Mizuho Financial Group, Inc.	14	211
MonotaRO Co., Ltd.	7	85
MS&AD Insurance Group Holdings, Inc.	3	103
Murata Manufacturing Co., Ltd.	5	282
Nabtesco Corporation. (a)	8	168
Nagase & Co., Ltd.	48	792
Nagoya Railroad Co., Ltd.	11	183
Nec Corporation	6	276
Net One Systems Co., Ltd.	1	20
NEXON Co., Ltd.	1	19
Nidec Corporation	4	192
Nihon M&A Center Holdings Inc.	25	192
Nintendo Co., Ltd.	7	319
Nippon Express Co., Ltd.	4	214
Nippon Gas Co., Ltd.	108	1,524
Nippon Paint Holdings Co., Ltd.	2	13
Nippon Sanso Holdings Corporation	3	56
Nippon Steel Corporation	14	289
Nippon Telegraph and Telephone Corporation	150	177
Nippon Yusen Kabushiki Kaisha	18	399
Nissan Motor Co., Ltd. (a)	19	79
Nissin Chemical Corporation	4	155
Nitori Holdings Co., Ltd.	2	169
Nitto Denko Corporation	4	289
Nomura Holdings, Inc.	45	173
Nomura Holdings, Inc. - ADR (a)	4	15
Nomura Research Institute Ltd	3	86
NTT DATA Corporation	6	85
OBIC Co., Ltd.	—	48
Ohsho Food Service Corporation	—	19
Oji Holdings Corporation	98	366
Olympus Corporation	8	120
OMRON Corporation	1	67
Ono Pharmaceutical Co., Ltd.	9	165

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Oriental Land Co., Ltd.	1	39
ORIX Corporation	16	294
Osaka Gas Co., Ltd.	3	46
Otsuka Corporation	2	70
Otsuka Holdings Co., Ltd. (a)	2	55
Pan Pacific International Holdings Corporation	8	149
Panasonic Holdings Corporation	31	382
Penta-Ocean Construction Co., Ltd.	49	263
Pigeon Corporation	20	280
Rakuten Group, Inc.	8	26
Recruit Holdings Co., Ltd.	10	310
Renesas Electronics Corporation (b)	12	227
Resona Holdings, Inc.	39	189
Resonac Holdings Corporation	29	477
Ricoh Company, Ltd.	10	82
ROHM Co., Ltd.	1	123
Ryohin Keikaku Co., Ltd.	56	559
Sankyu Inc.	1	43
Santen Pharmaceutical Co., Ltd.	3	22
Sawai Group Holdings Co., Ltd	24	600
SBI Holdings, Inc.	5	89
Secom Co., Ltd.	2	108
Seiko Epson Corporation.	2	28
Sekisui Chemical Co., Ltd.	17	240
Sekisui House, Ltd.	9	180
Seven & I Holdings Co., Ltd.	13	570
SG Holdings Co., Ltd.	6	84
Shikoku Electric Power Company, Incorporated	15	101
Shimadzu Corporation	5	148
Shimano Inc.	2	268
Shin-Etsu Chemical Co., Ltd.	15	480
Shionogi & Co., Ltd.	5	194
Ship Healthcare Holdings, Inc.	57	938
Shiseido Company, Limited	1	63
Shizuoka Financial Group, Inc.	27	197
SMC Corporation	—	111
Softbank Corp.	17	177
SoftBank Group Corp	13	606
Sohgo Security Services Co., Ltd.	18	99
Sojitz Corporation	5	100
Sompo Holdings, Inc.	4	162
Sony Group Corporation	13	1,184
Sotetsu Holdings Inc.	6	99
Subaru Corporation.	23	425
SUMCO Corporation (a)	19	266
Sumitomo Chemical Company, Limited	46	141
Sumitomo Corporation	10	206
Sumitomo Electric Industries, Ltd.	13	157
Sumitomo Metal Mining Co., Ltd.	9	297
Sumitomo Mitsui Financial Group, Inc. - ADR	3	26
Sumitomo Mitsui Financial Group, Inc.	8	321
Sumitomo Mitsui Trust Bank, Limited	6	224
Sumitomo Realty & Development Co., Ltd.	6	141
Suzuki Motor Corporation	5	174
Sysmex Corporation	3	219
T&D Holdings, lnc.	10	152
Taiheiyo Cement Corporation	26	514
Taisei Corporation	3	105
Taiyo Yuden Co, Ltd	1	20
Takashimaya Company, Limited	62	867
Takeda Pharmaceutical Co Ltd	12	368
TBS Holdings, Inc.	2	27
TDK Corporation	16	603
TechnoPro Holdings, Inc. (a)	20	441
Terumo Corporation	2	76
The Hachijuni Bank, Ltd.	113	488
TIS Inc.	5	120
TKC Corporation	—	11
TOBU Railway Co., LTD.	1	35
Tokio Marine Holdings, Inc.	19	441
Tokyo Electric Power Company Holdings, Inc. (b)	20	73
Tokyo Electron Limited	3	387
Tokyo Gas Co., Ltd.	4	89
Tokyo Seimitsu Co., Ltd.	15	818
Tokyu Corporation	5	58
Tokyu Fudosan Holdings Corporation	189	1,086
TOPCON Corporation	21	305
Toray Industries, Inc.	24	135
Toshiba Corporation	2	66
TOTO Ltd.	2	72
Toyota Industries Corporation	1	72
Toyota Motor Corporation	67	1,080
Toyota Tsusho Corporation	7	364
Trend Micro Incorporated	3	160
Tsumura & Co.	18	342
UBE Corporation	39	674
Unicharm Corporation	1	52
UNIZO Holdings Company, Limited	15	295
USEN-NEXT HOLDINGS Co., Ltd.	1	16
West Japan Railway Company	2	79
Yakult Honsha Co., Ltd.	1	57
Yamaha Corporation	1	42
Yamaha Motor Co., Ltd. (a)	12	333
Yaskawa Electric Corporation	4	203
Yokogawa Electric Corporation	3	61
Yoshinoya Holdings Co., Ltd.	11	199
Z Holdings Corporation	8	20
		58,773
United Kingdom 11.8%
3i Group PLC	37	919
Airtel Africa PLC	37	51
Anglo American PLC	18	524
Ashtead Group Public Limited Company	9	624
Associated British Foods PLC	1	28
AstraZeneca PLC - ADR	9	648
AstraZeneca PLC	1	200
Aviva PLC	28	142
Babcock International Group PLC (b)	14	52
BAE Systems PLC	26	306
Balfour Beatty PLC	55	240
Barclays PLC	268	524
Barclays PLC - ADR	6	44
Barratt Developments PLC	127	669
Beazley Ireland Holdings PLC	113	843
Bellway PLC	24	604
BP PLC - ADR	8	285
BP PLC	300	1,749
British American Tobacco PLC	14	450
Britvic PLC	76	822
BT Group PLC	224	349
Bunzl Public Limited Company	4	148
Centrica PLC	509	803
Close Brothers Group PLC	25	284
Compass Group PLC	12	326
Croda International Public Limited Company	2	171
CVS Group PLC	4	95
DCC Public Limited Company	1	47
Diageo PLC - ADR (a)	1	216
Diageo PLC	10	441
Diploma PLC	1	25
Entain PLC	5	78
Experian PLC	12	466
Ferguson Holdings Limited	4	616
Fiat Chrysler Automobiles N.V.	43	751
Games Workshop Group PLC	13	1,858
GSK PLC	41	732
GSK PLC - ADR	1	29
Haleon PLC	32	129
Haleon PLC - ADR	1	8
Harbour Energy PLC	22	65
Hargreaves Lansdown PLC	44	459
Hays PLC	299	390
Howden Joinery Group PLC	6	46
HSBC Holdings PLC - ADR (a)	8	322
HSBC Holdings PLC	75	588
IG Group Holdings PLC	54	461
IMI PLC	24	510
Imperial Brands PLC	23	505
Informa Jersey Limited	26	243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
ITV PLC	487	424
Jet2 PLC	4	58
Johnson Matthey PLC	19	419
Kingfisher PLC	91	267
Legal & General Group PLC	71	206
Lloyds Banking Group PLC - ADR	17	36
Lloyds Banking Group PLC	627	347
London Stock Exchange Group PLC	1	153
Marks and Spencer Group PLC (b)	187	460
Mondi PLC	4	54
National Grid PLC	6	73
National Grid PLC - ADR (a)	2	124
NatWest Group PLC	56	172
NatWest Group PLC - ADR	3	20
Next PLC	4	335
QinetiQ Group PLC	75	336
Reckitt Benckiser Group PLC	6	456
Relx PLC	8	267
Relx PLC - ADR (a)	5	174
Rentokil Initial PLC	30	234
Rightmove PLC	75	501
Rio Tinto PLC - ADR	2	132
Rio Tinto PLC	15	980
Rolls-Royce PLC (b)	123	237
Rotork PLC	6	25
RS Group PLC	2	21
Severn Trent PLC	6	190
Smiths Group PLC	18	372
SSE PLC	14	340
St. James's Place PLC	7	90
Standard Chartered PLC	51	448
Tate & Lyle Public Limited Company	23	211
Tesco PLC	113	357
The Sage Group PLC	6	76
Unilever PLC	13	656
Unilever PLC - ADR	8	439
United Utilities PLC	32	389
Vistry Group PLC	100	837
Vodafone Group Public Limited Company	438	413
Weir Group PLC(The)	2	37
WPP 2012 Limited	12	129
WPP 2012 Limited - ADR (a)	1	42
		32,422
Canada 10.6%
Agnico Eagle Mines Limited	13	665
Algonquin Power & Utilities Corp. (a)	8	63
Alimentation Couche-Tard Inc.	7	382
ATCO Ltd. - Class I	2	54
ATS Corporation (b)	7	317
Bank of Montreal	10	926
Barrick Gold Corporation	11	184
BCE Inc.	2	91
BlackBerry Limited (b)	4	20
Bombardier Inc. - Class B (b)	3	172
Boralex Inc. - Class A	7	182
Brookfield Asset Management Ltd. - Class A	—	15
Brookfield Corporation - Class A	8	277
BRP Inc.	3	220
CAE Inc. (b)	6	137
Canadian Imperial Bank of Commerce	8	325
Canadian National Railway Company	4	448
Canadian Natural Resources Limited	14	790
Canadian Pacific Kansas City Limited	2	162
Canadian Tire Corporation, Limited - Class A	5	658
Canadian Utilities Limited - Class A	6	145
Capital Power Corporation	5	156
Cenovus Energy Inc.	27	465
CGI Inc. - Class A (b)	3	367
CGI Inc. - Class A (b)	—	40
CI Financial Corp. (a)	52	585
Colliers International Group Inc. (a)	—	10
Constellation Software Inc.	—	414
Crescent Point Energy Corp.	115	771
Dollarama Inc.	6	420
Element Fleet Management Corp.	7	107
Emera Incorporated	4	181
Enbridge Inc.	8	286
Enerplus Corporation	49	708
Fairfax Financial Holdings Limited	—	300
Finning International Inc.	23	711
First Quantum Minerals Ltd	14	331
Fortis Inc.	1	46
Fortis Inc. (a)	4	155
Franco-Nevada Corporation	1	86
GFL Environmental Inc.	2	62
Gildan Activewear Inc. - Class A	15	474
Groupe WSP Global Inc.	1	67
iA Societe Financiere Inc.	5	354
IGM Financial Inc. (a)	2	61
Imperial Oil Limited	6	282
Intact Financial Corporation	3	432
Kinross Gold Corporation	60	286
Lightspeed Commerce Inc. (b)	—	5
Linamar Corporation	5	288
Loblaw Companies Limited	1	46
Lundin Mining Corporation	4	31
Magna International Inc.	1	76
Manulife Financial Corporation	27	502
Methanex Corporation	21	874
Metro Inc. - Class A	4	198
National Bank of Canada	13	993
Northland Power Inc.	16	343
Nutrien Ltd.	9	513
ONEX Corporation	13	724
Open Text Corporation	1	27
Pan American Silver Corp.	42	612
Pembina Pipeline Corporation	15	480
Prairiesky Royalty Ltd.	15	262
Restaurant Brands International Limited Partnership	5	395
Rogers Communications Inc. - Class B	9	397
Royal Bank of Canada (a)	—	35
Royal Bank of Canada	17	1,664
Shopify Inc. - Class A (b)	—	24
Stantec Inc. (a)	8	542
Stella-Jones Inc.	8	430
Sun Life Financial Inc.	5	282
Suncor Energy Inc.	28	820
TC Energy Corporation (a)	12	465
Teck Resources Limited - Class B	18	769
The Bank of Nova Scotia (a)	11	555
The Descartes Systems Group Inc. (b)	1	48
The Toronto-Dominion Bank	3	194
The Toronto-Dominion Bank	9	577
Thomson Reuters Corporation	—	39
TMX Group Limited	1	29
Tourmaline Oil Corp	12	577
Tricon Residential Inc. (a)	20	180
Turquoise Hill Resources Ltd - Class A (b)	3	29
Waste Connections, Inc.	1	129
West Fraser Timber Co. Ltd.	6	541
Wheaton Precious Metals Corp.	2	83
		29,168
France 8.7%
Accor	10	387
Adevinta ASA - Class B (b) (c)	2	13
Aeroports de Paris	2	255
Airbus SE	6	854
ALD (c)	6	66
Alten	3	435
Arkema	4	381
AXA	13	392
BNP Paribas	7	425
Bouygues	11	377
Bureau Veritas	9	246
Capgemini	4	849
Carrefour	24	452
Compagnie De Saint-Gobain	14	828
Compagnie Generale des Etablissements Michelin	8	246

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Credit Agricole SA	15	178
Danone	2	142
Dassault Aviation	1	227
Dassault Systemes	1	56
Edenred	4	286
Eiffage	4	386
Elis Services	14	269
Engie	25	411
EssilorLuxottica	1	200
Eurazeo	6	440
EUROAPI (b)	—	2
Euronext N.V. (d)	4	262
Faurecia (b)	4	90
Gaztransport Et Technigaz	1	110
Getlink S.E.	4	64
Hermes International	—	438
JCDecaux SE (b)	4	82
Kering	1	424
La Francaise Des Jeux (c)	4	153
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	3	577
Legrand	5	468
L'Oreal	2	907
LVMH Moet Hennessy Louis Vuitton	2	2,127
Orange	92	1,074
Pernod Ricard	1	223
Remy Cointreau	—	77
Renault	8	335
Rexel	17	418
Rubis	1	14
Safran	3	464
Sanofi	5	575
Sartorius Stedim Biotech	—	38
Schneider Electric SE	2	307
Societe d'exploitation Hoteliere	—	34
Societe Generale	13	344
Soitec (b)	—	73
Spie SA	1	24
Technip Energies N.V.	9	197
Teleperformance SE	1	138
Tikehau Capital (a)	5	122
TotalEnergies SE	51	2,944
Ubisoft Entertainment (b)	5	147
Valeo	21	452
Veolia Environnement-VE	6	194
Verallia	4	144
VINCI	7	768
Vivendi SE	9	79
Worldline (b) (d)	7	252
		23,942
Switzerland 7.8%
ABB Ltd - Class N	21	827
Accelleron Industries AG	1	20
Adecco Group AG - Class N	13	421
Alcon AG	6	510
Alcon AG	5	440
Barry Callebaut AG - Class N	—	149
BELIMO Holding AG - Class N	—	195
Bucher Industries AG	—	146
Clariant AG - Class N	44	642
Compagnie Financiere Richemont SA	3	475
Datwyler Holding AG	2	345
DSM-Firmenich AG	2	201
Dufry AG - Class N (b)	9	401
EMS-Chemie Holding AG	—	279
Geberit AG - Class N	1	418
Georg Fischer AG - Class N	8	573
Givaudan SA - Class N	—	46
Glencore PLC	169	959
Interroll Holding AG - Class N	—	238
Julius Bar Gruppe AG - Class N	15	924
Lafarge	9	582
Logitech International S.A. - Class N	—	23
Logitech International S.A. - Class N	6	330
Lonza Group AG	1	489
Nestle S.A. - Class N	23	2,786
Novartis AG - ADR	1	80
Novartis AG - Class N	21	2,135
Partners Group Holding AG	1	492
PSP Swiss Property AG - Class N	2	248
Roche Holding AG	—	67
Schindler Holding AG - Class N	—	99
Siegfried Holding AG - Class N	—	177
Sika AG	2	589
Sonova Holding AG	1	290
STMicroelectronics N.V.	8	391
Straumann Holding AG - Class N	1	190
Swiss Life Holding AG - Class N	—	206
Swiss Prime Site AG - Class N	14	1,223
Swiss Re AG	6	623
Swisscom AG - Class N	1	685
UBS Group AG	—	8
UBS Group AG	24	496
VAT Group AG (d)	1	307
Zurich Insurance Group AG - Class N	1	615
		21,340
Germany 7.4%
Adidas AG - Class N	3	516
Allianz SE	5	1,153
BASF SE - Class N	15	730
Bayer Aktiengesellschaft - Class N	17	944
Bayerische Motoren Werke Aktiengesellschaft	6	714
Beiersdorf Aktiengesellschaft	—	58
Brenntag SE - Class N	8	655
Carl Zeiss Meditec AG	1	131
COMMERZBANK Aktiengesellschaft	56	619
Continental Aktiengesellschaft	1	93
Covestro AG (b) (d)	15	764
Daimler Truck Holding AG	7	262
Deutsche Bank Aktiengesellschaft - Class N	5	55
Deutsche Bank Aktiengesellschaft - Class N	35	371
Deutsche Borse Aktiengesellschaft - Class N	2	423
Deutsche Lufthansa Aktiengesellschaft (b)	35	356
Deutsche Post AG - Class N	18	884
Deutsche Telekom AG - Class N	60	1,317
DW Property Invest GmbH	1	14
E.ON SE - Class N	65	833
Encavis AG (b)	3	57
Fraport AG Frankfurt Airport Services Worldwide (b)	2	81
freenet AG - Class N	5	134
Fresenius Medical Care AG & Co. KGaA	8	380
Fresenius SE & Co. KGaA	6	166
Fuchs Petrolub SE	—	4
GEA Group Aktiengesellschaft	9	393
Hannover Ruck SE - Class N	1	158
Hapag-Lloyd Aktiengesellschaft (a) (d)	1	111
Heidelberg Materials AG	2	197
Hellofresh SE (b)	34	827
Henkel AG & Co. KGaA	—	6
HOCHTIEF Aktiengesellschaft	—	12
Infineon Technologies AG - Class N	12	507
K+S Aktiengesellschaft - Class N	3	45
Kion Group AG	5	201
KRONES Aktiengesellschaft	—	17
LANXESS Aktiengesellschaft	2	71
LEG Immobilien SE (b)	1	78
Mercedes-Benz Group AG - Class N	18	1,426
MERCK Kommanditgesellschaft auf Aktien	1	163
MTU Aero Engines AG - Class N	1	351
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	225
Rheinmetall Aktiengesellschaft	3	937
RWE Aktiengesellschaft	10	439
SAP SE	2	324
Scout24 SE (d)	1	73
Siemens Aktiengesellschaft - Class N	5	809
Siemens Energy AG (b)	2	38
Siemens Healthineers AG (d)	1	34
Sixt SE	3	382
Thyssenkrupp AG	14	114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Vitesco Technologies Group Aktiengesellschaft (b)	—	12
Volkswagen Aktiengesellschaft	1	93
Vonovia SE	6	121
Wacker Chemie AG	2	233
Zalando SE (b) (d)	2	60
		20,171
Australia 6.5%
Altium Limited	6	140
Alumina Limited	38	35
AMP Limited	556	421
Ampol Limited	30	610
ANZ Group Holdings Limited	16	254
Aristocrat Leisure Limited	8	215
ASX Limited	1	47
Atlas Arteria Limited	33	136
Aurizon Holdings Limited	73	191
Australian Pipeline Trust	13	82
BHP Group Limited - ADR (a)	8	494
BHP Group Limited	29	881
BHP Group Limited	6	175
BlueScope Steel Limited	15	205
Brambles Limited	19	187
Capricorn Metals Limited (b)	8	21
Champion Iron Limited	3	12
Cleanaway Waste Management Limited	103	177
Cochlear Limited	1	193
Coles Group Limited	19	236
Commonwealth Bank of Australia	8	553
Computershare Limited	21	327
CSL Limited	2	327
CSR Limited	140	487
Domain Holdings Australia Limited	62	158
Downer EDI Limited	81	224
Eagers Automotive Limited (a)	3	26
Endeavour Group Limited	37	156
Flight Centre Travel Group Limited (b)	8	106
Fortescue Metals Group Ltd	31	468
IGO Limited	7	67
Incitec Pivot Limited	108	198
Insurance Australia Group Limited	56	215
InvoCare Limited	3	24
JB Hi-Fi Limited (a)	8	230
Lendlease Corporation Limited	51	264
Lynas Rare Earths Limited (b)	80	370
Macquarie Group Limited	1	170
Medibank Private Limited	113	265
Mineral Resources Limited	2	95
National Australia Bank Limited	23	398
Netwealth Group Limited	17	155
NEXTDC Limited (b)	8	66
Northern Star Resources Ltd	16	131
Nufarm Limited	73	248
Orica Limited	35	346
Origin Energy Limited	31	176
Orora Limited	256	563
Pilbara Minerals Limited	44	146
Qantas Airways Limited (b)	10	43
QBE Insurance Group Limited	27	283
Ramsay Health Care Limited	—	13
Rio Tinto Limited	6	496
Sandfire Resources Limited (b)	78	312
Santos Limited	111	562
Sonic Healthcare Limited	16	387
South32 Limited	214	546
Steadfast Group Ltd	48	194
Suncorp Group Limited	24	212
Tabcorp Holdings Limited	837	621
Technology One Limited	22	235
Telstra Group Limited	57	163
The Lottery Corporation Limited	8	28
Transurban Holdings Limited	12	118
Wesfarmers Limited	8	257
Westpac Banking Corporation	31	436
Whitehaven Coal Limited	36	164
Woodside Energy Group Ltd	1	25
Woodside Energy Group Ltd	31	705
Woodside Energy Group Ltd - ADR (a)	3	69
Woolworths Group Limited	8	220
Yancoal Australia Ltd (a)	12	35
		17,795
Netherlands 4.7%
Aalberts N.V.	3	112
ABN AMRO Bank N.V. - DCR (d)	5	78
Adyen B.V. (b) (d)	—	68
Aegon N.V. - ADR	12	61
Aegon N.V.	26	130
Akzo Nobel N.V.	6	498
Arcadis N.V.	6	263
argenx SE (b)	—	56
ASM International N.V.	1	344
ASML Holding N.V. - ADR	1	802
ASML Holding N.V.	2	1,512
ASR Nederland N.V.	3	142
BE Semiconductor Industries N.V.	4	432
Heineken N.V.	1	128
IMCD B.V.	—	49
ING Groep N.V.	21	277
Just Eat Takeaway.Com N.V. (a) (b) (d)	3	52
Koninklijke Ahold Delhaize N.V.	42	1,449
Koninklijke KPN N.V.	83	295
Koninklijke Philips N.V. - ADR (a) (d)	2	43
Koninklijke Philips N.V.	12	258
Koninklijke Vopak N.V.	5	196
NN Group N.V. (a)	5	188
OCI N.V.	3	62
Prosus N.V. - Class N	5	355
Randstad N.V.	3	158
Shell PLC - Class A	97	2,908
Shell PLC - Class A - ADR	13	758
Signify N.V. (d)	8	235
Universal Music Group N.V.	5	118
Wolters Kluwer N.V. - Class C	8	979
		13,006
Sweden 2.7%
AAK AB (publ)	3	58
AB Sagax - Class B	2	34
Addlife AB - Class B	2	21
Addnode Group Aktiebolag (publ) - Class B (a)	18	136
Addtech AB - Class B	6	126
AFRY AB - Class B	10	141
Aktiebolaget Electrolux - Class B	1	9
Aktiebolaget SKF - Class A	1	9
Aktiebolaget SKF - Class B	17	288
Aktiebolaget Volvo - Class A	4	84
Aktiebolaget Volvo - Class B	30	615
Alfa Laval AB	1	34
Alleima AB	3	13
Arjo AB (publ) - Class B	15	54
Assa Abloy AB - Class B	2	51
Atlas Copco Aktiebolag - Class A	20	286
Atlas Copco Aktiebolag - Class B	12	149
Avanza Bank Holding AB	1	25
Axfood AB	3	65
Bilia AB - Class A	3	33
Billerud Aktiebolag (publ)	4	31
BioArctic AB - Class B (a) (b)	1	19
Boliden AB (b)	5	152
Bravida Holding AB (d)	4	41
Bure Equity AB	1	31
Castellum Aktiebolag (a)	4	38
Dometic Group AB (publ) (d)	45	295
Electrolux Professional AB (publ) - Class B	17	93
Elekta AB (publ) - Class B	6	44
Epiroc Aktiebolag - Class A	6	117
Epiroc Aktiebolag - Class B	4	68
Essity Aktiebolag (publ) - Class B	4	116
Evolution AB (publ) (d)	1	137
Fastighets AB Balder - Class B (b)	6	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Getinge AB - Class B	4	74
H & M Hennes & Mauritz AB - Class B	10	173
Hexagon Aktiebolag - Class B	8	102
Hexatronic Group AB (a)	12	86
Hexpol AB - Class B	4	43
Holmen Aktiebolag - Class B	1	50
Husqvarna Aktiebolag - Class B	18	165
Indutrade Aktiebolag	5	114
Instalco AB	11	55
International Petroleum Corporation (a) (b)	6	50
JM AB	5	73
Lagercrantz Group Aktiebolag - Class B	1	13
Lifco AB (Publ) - Class B	5	117
Loomis AB - Class B	7	208
Medicover AB - Class B	9	141
MIPS AB	—	19
NIBE Industrier AB - Class B	4	35
Nyfosa AB	15	82
OX2 AB (publ) (b)	7	44
Peab AB - Class B (a)	7	30
Sandvik Aktiebolag	15	285
Sectra Aktiebolag - Class B (b)	1	19
Securitas AB - Class B	9	72
Skandinaviska Enskilda Banken AB - Class A	11	118
Skanska AB - Class B	7	102
SSAB AB - Class B	33	227
Svenska Cellulosa Aktiebolaget SCA - Class A	1	14
Svenska Cellulosa Aktiebolaget SCA - Class B	7	92
Svenska Handelsbanken AB - Class A	10	88
Swedbank AB - Class A	6	106
Tele2 AB - Class B	20	168
Telefonaktiebolaget LM Ericsson - Class A	1	5
Telefonaktiebolaget LM Ericsson - Class B	49	265
Telia Company AB	75	164
Thule Group AB (d)	9	264
Trelleborg AB - Class B	4	85
Vitec Software Group AB (publ) - Class B	1	40
Vitrolife AB	5	93
Volvo Cars AB - Class B (a) (b)	6	26
Wihlborgs Fastigheter AB	19	138
		7,479
Spain 2.5%
Acciona,S.A. (a)	1	128
Acerinox, S.A.	9	97
ACS, Actividades de Construccion y Servicios, S.A.	8	264
AENA, S.M.E., S.A. (d)	1	178
Amadeus IT Holding, S.A. (d)	6	456
Banco Bilbao Vizcaya Argentaria, S.A.	83	640
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	109
Banco de Sabadell, S.A.	339	391
Banco Santander, S.A.	144	532
Bankinter, S.A.	33	206
CaixaBank, S.A.	86	355
Cellnex Telecom, S.A. (d)	2	82
CIE Automotive, S.A.	3	103
Compania De Distribucion Integral Logista Holdings, S.A.	3	77
Ebro Foods, S.A. (a)	1	14
Enagas S.A. (a)	3	54
Endesa, S.A.	17	366
Iberdrola, Sociedad Anonima	55	717
Industria de Diseno Textil, S.A.	7	285
MAPFRE, S.A. (a)	39	77
Red Electrica Corporacion, S.A.	8	137
Repsol, S.A.	42	612
Telefonica, S.A.	173	703
Viscofan, S.A.	4	255
		6,838
Denmark 2.4%
A.P. Moller - Maersk A/S - Class A	—	51
A.P. Moller - Maersk A/S - Class B	—	60
Ambu A/S - Class B (b)	6	93
Cadeler A/S (b) (c)	2	10
Carlsberg A/S - Class B	2	274
Chr. Hansen Holding A/S	2	169
Coloplast A/S - Class B	3	340
Demant A/S (b)	4	161
DSV A/S	2	336
Genmab A/S (b)	1	206
ISS A/S	15	319
Novo Nordisk A/S - Class B	13	2,071
Novozymes A/S - Class B	1	55
Orsted A/S (d)	1	68
Pandora A/S	4	325
Ringkjobing Landbobank. Aktieselskab	6	803
Rockwool A/S - Class A	—	13
Rockwool A/S - Class B	1	369
Royal Unibrew A/S	3	258
Tryg A/S	12	259
Vestas Wind Systems A/S (b)	8	212
		6,452
Italy 2.2%
Acea SpA	5	72
Assicurazioni Generali S.P.A.	13	271
Azimut Holding S.p.A.	10	210
Banca Mediolanum SpA	6	55
Banco BPM Societa' Per Azioni	102	474
Bper Banca Spa	44	133
Brembo S.P.A	4	56
Brunello Cucinelli S.p.A.	4	338
Buzzi S.P.A.	—	8
Davide Campari-Milano N.V.	1	20
DiaSorin S.p.A.	—	17
Enel S.p.A	90	606
Eni S.p.A.	49	710
Ferrari N.V.	1	231
Ferrari N.V.	—	31
Finecobank Banca Fineco SPA	16	213
Hera S.p.A.	63	186
Infrastrutture Wireless Italiane S.p.A. (d)	4	53
Interpump Group S.p.A.	1	51
Intesa Sanpaolo SPA	101	265
Italgas S.p.A.	16	93
Leonardo S.p.A.	21	242
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	23	280
Moncler S.p.A.	2	165
Poste Italiane SPA (d)	4	46
Prysmian S.p.A.	4	184
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	10
Reply S.p.A.	1	80
Salvatore Ferragamo S.P.A. (a)	1	16
Snam S.P.A.	4	22
Telecom Italia SPA (a)	223	63
Terna – Rete Elettrica Nazionale S.p.A.	12	98
UniCredit S.p.A.	27	633
		5,932
Hong Kong 1.9%
AIA Group Limited	101	1,027
ASM Pacific Technology Limited	22	218
Bank of East Asia, Limited -The-	267	369
Budweiser Brewing Company APAC Limited (d)	9	23
Cathay Pacific Airways Limited (a) (b)	64	66
Chow Tai Fook Jewellery Group Limited	29	53
CK Asset Holdings Limited	31	171
CK Hutchison Holdings Limited	28	171
CLP Holdings Limited	18	136
ESR Group Limited (d)	52	90
Galaxy Entertainment Group Limited (b)	3	19
Hang Lung Properties Limited	84	130
Hang Seng Bank, Limited	5	73
Henderson Land Development Company Limited	31	92
HK Electric Investments Limited	72	43
HKT Trust	203	236
Hong Kong And China Gas Company Limited -The-	127	110
Hong Kong Exchanges and Clearing Limited	8	313
Hongkong Land Holdings Limited	15	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hysan Development Company Limited	18	44
Luk Fook Holdings (International) Limited	19	49
Man Wah Holdings Limited	261	175
Mandarin Oriental International Limited (b)	12	20
MH Development Limited (a) (b) (e)	12	—
MTR Corporation Limited	8	37
New World Development Company Limited	97	239
PCCW Limited	323	167
Power Assets Holdings Limited	2	11
Shangri-La Asia Limited (b)	10	8
Sino Land Company Limited	92	113
SJM Holdings Limited (a) (b)	99	42
Sun Hung Kai Properties Limited	8	95
Techtronic Industries Company Limited	22	246
Vitasoy International Holdings Limited	38	47
WH Group Limited (d)	400	213
Wharf Real Estate Investment Company Limited	23	115
Xinyi Glass Holdings Limited	142	222
Yue Yuen Industrial (Holdings) Limited	44	58
		5,299
Finland 1.3%
Cargotec Oyj - Class B	3	149
Elisa Oyj	5	250
Fortum Oyj	9	116
Huhtamaki Oyj (a)	8	267
Kesko Oyj - Class B	11	205
Kone Corporation - Class B	4	232
Konecranes Abp	5	188
Metso Oyj	18	223
Neste Oyj	6	221
Nokia Oyj	53	224
Nokia Oyj - Series A - ADR	17	71
Nordea Bank AB	23	256
Orion Oyj - Class B	1	41
Outokumpu Oyj	22	117
Sampo Oyj - Class A	6	275
Stora Enso Oyj - Class R	14	164
Tietoevry Oyj	1	37
UPM-Kymmene Oyj	6	172
Valmet Oyj (a)	9	252
Wartsila Oyj Abp	12	131
		3,591
Belgium 1.1%
Ackermans	2	299
Ageas SA/NV	4	182
Anheuser-Busch InBev	7	387
DEME Group	—	14
D'Ieteren Group	—	26
Elia Group	1	63
Euronav	1	21
Euronav	2	37
KBC Groep	8	557
Lotus Bakeries	—	317
Proximus	10	73
Solvay	6	714
UCB	2	164
Umicore	5	135
		2,989
Singapore 1.1%
BW LPG PTE. LTD.	6	64
Capitaland Investment Limited	26	63
City Developments Limited	19	94
ComfortDelGro Corporation Limited	37	32
DBS Group Holdings Ltd	19	433
First Resources Limited	13	13
Genting International Plc	97	67
Golden Agri-Resources Ltd.	564	102
Great Eastern Holdings Limited	1	12
Jardine Cycle & Carriage Limited	—	10
Kenon Holdings Ltd.	—	10
Keppel Corporation Limited	21	107
Keppel Infrastructure Trust	56	21
NetLink NBN Trust	83	53
Olam Group Limited	15	15
Oversea-Chinese Banking Corporation Limited	23	206
SATS Ltd. (a) (b)	5	10
Seatrium Limited (b)	2,229	207
Sembcorp Industries Ltd	39	167
Sheng Siong Group Ltd.	45	55
Singapore Airlines Limited (a)	54	287
Singapore Exchange Limited	23	162
Singapore Technologies Engineering Ltd	21	58
Singapore Telecommunications Limited	24	44
United Overseas Bank Limited	10	208
UOL Group Limited	18	84
Venture Corporation Limited	8	84
Wilmar International Limited	108	303
		2,971
Ireland 0.9%
AIB Group Public Limited Company	30	127
Bank of Ireland Group Public Limited Company	36	340
CRH Public Limited Company	10	539
CRH Public Limited Company - ADR (a)	9	495
Flutter Entertainment Public Limited Company (b)	1	131
Glanbia Public Limited Company	6	97
James Hardie Industries Public Limited Company - CDI	7	198
Kerry Group Public Limited Company - Class A	1	61
Kingspan Group Public Limited Company	4	235
Smurfit Kappa Funding Designated Activity Company	7	243
		2,466
Israel 0.8%
Alony Hetz Properties & Investments Ltd	6	47
Alrov Properties & Lodgings Ltd.	—	5
Ashtrom Group Ltd.	2	21
Azrieli Group Ltd.	—	8
Bank Hapoalim Ltd	12	96
Bank Leumi Le-Israel B.M.	25	189
Bezeq The Israel Telecommunication Corp., Limited	40	49
Big Shopping Centers Ltd	—	14
CLAL Insurance Enterprises Holdings Ltd (b)	8	127
Delek Group Ltd.	—	42
Elbit Systems Ltd.	—	36
Electra Ltd	—	23
Enlight Renewable Energy Ltd. (b)	3	48
Equital Ltd. (b)	2	69
Fattal Holdings (1998) Ltd (b)	—	34
First International Bank of Israel Ltd.	2	75
Formula Systems (1985) Ltd.	1	87
Fox - Wizel Ltd	1	68
Gav-Yam Land Corporation Ltd.	4	25
Harel Insurance Investments & Financial Services Ltd.	5	38
Icl Group Ltd	7	35
Industrial Buildings Corporation Ltd	11	27
Isracard Ltd.	8	33
Israel Discount Bank Limited	35	172
Isras - Investment Co. Ltd.	—	10
Matrix I.T. Ltd	8	173
Melisron Ltd.	—	21
Migdal Insurance and Financial Holdings Ltd.	53	64
Mizrahi-Tefahot Bank Ltd.	3	91
Nice Ltd (b)	—	7
Oil Refineries Ltd	197	56
Partner Communications Co Ltd (b)	9	37
Paz Oil Company Limited	1	87
Perion Network Ltd. (b)	1	35
Shufersal Ltd.	1	4
Strauss Group Ltd	1	29
Summit Real Estate Holdings Ltd	2	23
Teva Pharmaceutical Industries Ltd - ADR (b)	14	108
The Phoenix Holdings Ltd	7	73
Tower Semiconductor Ltd. (b)	1	48
		2,234
Norway 0.7%
Aker ASA	—	12
Aker BP ASA	4	105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bluenord ASA (a) (b)	1	36
Bonheur ASA	1	13
Borregaard ASA	5	81
DNB Bank ASA	6	119
Dno Asa	37	33
Elkem ASA (d)	13	30
Equinor ASA	10	296
Eurizon Opportunita	2	16
Flex Lng Ltd.	1	44
Frontline PLC	2	22
Gjensidige Forsikring ASA	1	22
Golden Ocean Group Limited	12	89
Leroy Seafood Group ASA	3	11
Mowi ASA	3	51
Nordic Semiconductor ASA (b)	2	25
Norsk Hydro ASA	11	68
Orkla ASA	8	59
Protector Forsikring ASA	4	56
SalMar ASA	—	11
Scatec ASA (d)	7	47
Schibsted ASA - Class B	7	110
Sparebank 1 Ostlandet	1	10
Sparebank 1 Sr-Bank Asa	4	45
Storebrand ASA	9	74
Subsea 7 S.A.	6	80
Telenor ASA	5	52
TGS-NOPEC Geophysical Company	6	96
TOMRA Systems ASA	1	23
Veidekke ASA	10	102
Yara International ASA	3	99
		1,937
Austria 0.5%
Andritz AG	4	195
BAWAG Group AG (d)	3	153
CA Immobilien Anlagen Aktiengesellschaft (b)	1	17
Erste Group Bank AG	6	219
Mayr-Melnhof Karton Aktiengesellschaft	—	69
OMV Aktiengesellschaft	5	216
Raiffeisen Bank International AG	1	18
Telekom Austria Aktiengesellschaft	7	49
Verbund AG	1	54
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	2	51
voestalpine AG	5	176
Wienerberger AG	4	118
		1,335
Luxembourg 0.3%
Aperam (a)	2	65
ArcelorMittal	8	217
Eurofins Scientific SE	5	300
Millicom International Cellular SA - SDR (b)	9	139
RTL Group S.A.	1	58
Shurgard Self Storage Limited	1	30
Tenaris S.A. - ADR	1	30
Tenaris S.A.	3	46
		885
New Zealand 0.3%
Air New Zealand Limited (b)	64	30
Auckland International Airport Limited (b)	9	47
Chorus Limited	15	78
Contact Energy Limited	5	23
EBOS Group Limited	1	12
Fisher & Paykel Healthcare Corporation Limited	3	38
Fletcher Building Limited	22	74
Freightways Group Limited	8	40
Genesis Energy Limited	12	19
Infratil Limited	8	47
Mainfreight Limited	1	39
Meridian Energy Limited	7	24
Port of Tauranga Limited	2	9
Ryman Healthcare Limited	6	25
SKYCITY Entertainment Group Limited	43	61
Spark New Zealand Limited	15	46
Summerset Group Holdings Limited	10	57
The a2 Milk Company Limited (a) (b)	4	14
Xero Limited (b)	1	63
		746
Portugal 0.2%
Banco Comercial Portugues S.A.	432	104
EDP - Energias de Portugal, S.A.	16	80
EDP Renovaveis, S.A.	3	60
Galp Energia, SGPS, S.A.	22	263
Jeronimo Martins, SGPS, S.A.	3	69
		576
United States of America 0.1%
Bausch Health Companies Inc. (b)	18	147
Qiagen N.V. (b)	2	93
Qiagen N.V. (b)	2	88
STMicroelectronics N.V. - ADR	1	69
		397
China 0.1%
BOC Hong Kong (Holdings) Limited	34	104
SITC International Holdings Company Limited	11	20
Yangzijiang Shipbuilding (Holdings) Ltd.	125	140
		264
Poland 0.0%
InPost S.A. (b)	6	68
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	45
Macau 0.0%
Sands China Ltd. (b)	7	25
Malta 0.0%
Kindred Group PLC - SDR	2	23
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $263,257)		269,169
PREFERRED STOCKS 1.1%
Switzerland 0.6%
Roche Holding AG	5	1,510
Germany 0.5%
Bayerische Motoren Werke Aktiengesellschaft	1	113
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	102
Fuchs Petrolub SE	9	355
Henkel AG & Co. KGaA (f)	2	170
Jungheinrich Aktiengesellschaft	4	132
Sartorius Aktiengesellschaft	—	37
Volkswagen Aktiengesellschaft (f)	4	491
		1,400
Italy 0.0%
Telecom Italia SPA	25	7
Total Preferred Stocks (cost $3,285)		2,917
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (a) (b)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.95% (g) (h)	2,284	2,284
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.78% (g) (h)	1,623	1,623
Total Short Term Investments (cost $3,907)		3,907
Total Investments 100.5% (cost $270,449)		275,993
Other Assets and Liabilities, Net (0.5)%		(1,403)
Total Net Assets 100.0%		274,590

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $242 and 0.1% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	87	78	—
Adyen B.V.	11/24/21	96	68	—
AENA, S.M.E., S.A.	09/09/22	148	178	0.1
Amadeus IT Holding, S.A.	07/17/20	356	456	0.2
BAWAG Group AG	05/29/20	171	153	0.1
Bravida Holding AB	06/22/22	40	41	—
Budweiser Brewing Company APAC Limited	10/20/21	23	23	—
Cellnex Telecom, S.A.	06/25/19	89	82	—
Covestro AG	06/25/19	692	764	0.3
Dometic Group AB (publ)	09/07/21	312	295	0.1
Elkem ASA	04/11/23	38	30	—
ESR Group Limited	02/17/23	86	90	—
Euronext N.V.	06/26/19	377	262	0.1
Evolution AB (publ)	05/06/22	108	137	0.1
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	111	0.1
Infrastrutture Wireless Italiane S.p.A.	04/27/23	55	53	—
Just Eat Takeaway.Com N.V.	06/01/20	127	52	—
Koninklijke Philips N.V.	08/06/21	70	43	—
Orsted A/S	12/23/20	101	68	—
Poste Italiane SPA	08/23/22	34	46	—
Scatec ASA	05/12/22	64	47	—
Scout24 SE	01/04/22	79	73	—
Siemens Healthineers AG	03/04/21	38	34	—
Signify N.V.	06/25/19	363	235	0.1
Thule Group AB	06/25/19	251	264	0.1
VAT Group AG	06/25/19	304	307	0.1
WH Group Limited	03/02/21	291	213	0.1
Worldline	06/25/19	303	252	0.1
Zalando SE	05/17/23	66	60	—
		4,895	4,515	1.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	36,172	232,997	—	269,169
Preferred Stocks	2,917	—	—	2,917
Warrants	—	—	—	—
Short Term Investments	3,907	—	—	3,907
	42,996	232,997	—	275,993

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 22.3%
3D Systems Corporation (a)	9	87
8X8, Inc. (a)	16	68
A10 Networks, Inc.	5	72
Accenture Public Limited Company - Class A	17	5,375
ACI Worldwide, Inc. (a)	8	181
Adeia Inc.	15	161
Adobe Inc. (a)	12	5,724
Adtran Holdings, Inc.	6	58
Advanced Energy Industries, Inc.	3	297
Advanced Micro Devices, Inc. (a)	31	3,477
Agilysys, Inc. (a)	1	56
Akamai Technologies, Inc. (a)	6	508
Alarm.Com Holdings, Inc. (a)	2	118
Allegro Microsystems Inc. (a)	6	281
Alpha and Omega Semiconductor Limited (a)	3	108
Altair Engineering Inc. - Class A (a)	1	91
Ambarella Inc. (a)	1	123
Amdocs Limited	5	491
American Software, Inc. - Class A	2	19
Amkor Technology, Inc.	25	745
Amphenol Corporation - Class A	15	1,298
Amtech Systems, Inc. (a)	1	9
Analog Devices, Inc.	10	1,956
ANSYS, Inc. (a)	2	804
AppFolio, Inc. - Class A (a)	—	86
Apple Inc.	366	71,066
Applied Materials, Inc.	25	3,608
Applied Optoelectronics, Inc. (a) (b)	1	6
AppLovin Corporation - Class A (a)	5	117
Arista Networks, Inc. (a)	4	575
Arlo Technologies, Inc. (a)	6	68
Arrow Electronics, Inc. (a)	6	926
Atlassian Corporation - Class A (a)	1	162
Autodesk, Inc. (a)	6	1,271
Aviat Networks, Inc. (a)	1	37
Avid Technology, Inc. (a)	3	84
Avnet, Inc.	8	416
Axcelis Technologies, Inc. (a)	3	551
AXT, Inc. (a)	1	3
Badger Meter, Inc.	2	320
Bel Fuse Inc. - Class B	1	78
Belden Inc.	3	247
Benchmark Electronics, Inc.	5	124
Bentley Systems, Incorporated - Class B	8	424
Bill Holdings, Inc. (a)	4	475
Black Knight, Inc. (a)	6	366
Blackbaud, Inc. (a)	3	207
Box, Inc. - Class A (a)	9	259
Broadcom Inc.	14	12,431
Cadence Design Systems, Inc. (a)	6	1,424
CalAmp Corp. (a)	3	3
Calix, Inc. (a)	4	200
Cambium Networks Corp. (a)	1	9
CCC Intelligent Solutions Holdings Inc. (a)	9	96
CDW Corp.	5	960
Cerence Inc. (a)	2	71
CEVA Inc. (a)	1	20
Ciena Corporation (a)	9	388
Cirrus Logic, Inc. (a)	5	375
Cisco Systems, Inc.	97	5,017
Clearfield, Inc. (a) (b)	1	28
Cloudflare, Inc. - Class A (a)	3	181
Cognex Corporation	7	385
Cognizant Technology Solutions Corporation - Class A	16	1,019
Cognyte Software Ltd (a)	5	31
Coherent Corp. (a)	7	365
Cohu, Inc. (a)	5	194
CommScope Holding Company, Inc. (a)	11	62
CommVault Systems, Inc. (a)	2	165
Computer Task Group, Incorporated (a)	3	20
Comtech Telecommunications Corp.	1	11
Confluent, Inc. - Class A (a)	3	107
Consensus Cloud Solutions, Inc. (a)	1	44
Corning Incorporated	31	1,100
CrowdStrike Holdings, Inc. - Class A (a)	2	232
CTS Corporation	3	143
Daktronics, Inc. (a)	5	32
Datadog, Inc. - Class A (a)	2	162
Dell Technologies Inc. - Class C	8	417
Digi International Inc. (a)	4	143
Digital Turbine USA, Inc. (a)	5	48
Diodes Incorporated (a)	3	275
DocuSign, Inc. (a)	2	84
Dolby Laboratories, Inc. - Class A	4	372
DoubleVerify Holdings, Inc. (a)	2	71
Dropbox, Inc. - Class A (a)	16	415
DXC Technology Company (a)	16	434
Dynatrace, Inc. (a)	5	275
DZS, Inc. (a)	2	7
Ebix, Inc.	4	105
Edgio, Inc. (a)	7	5
EMCORE Corporation (a)	3	3
Emersub CX, Inc. (a)	2	338
Enphase Energy, Inc. (a)	4	622
Entegris, Inc.	5	517
Envestnet, Inc. (a)	2	104
EPAM Systems, Inc. (a)	1	299
ePlus inc. (a)	2	111
Everbridge, Inc. (a)	1	16
Extreme Networks, Inc. (a)	6	151
F5, Inc. (a)	3	394
Fabrinet (a)	2	302
Fair Isaac Corporation (a)	1	673
FARO Technologies, Inc. (a)	1	18
Fastly, Inc. - Class A (a)	7	115
First Solar, Inc. (a)	4	782
Flex Ltd. (a)	23	628
Formfactor, Inc. (a)	6	189
Fortinet, Inc. (a)	15	1,126
Frequency Electronics, Inc.	1	7
Gartner, Inc. (a)	3	997
Gen Digital Inc.	18	330
Globant S.A. (a)	1	264
GoDaddy Inc. - Class A (a)	4	323
Grid Dynamics Holdings, Inc. - Class A (a)	4	41
GSI Technology, Inc. (a)	1	5
Guidewire Software, Inc. (a)	4	316
Harmonic, Inc. (a)	10	168
Hewlett Packard Enterprise Company	48	798
HP, Inc.	27	835
HubSpot, Inc. (a)	1	400
Ichor Holdings, Ltd. (a)	2	91
Infinera Corporation (a)	11	53
Information Services Group, Inc.	4	20
Insight Enterprises, Inc. (a)	3	457
Intel Corporation	103	3,440
InterDigital, Inc.	1	136
International Business Machines Corporation	29	3,916
Intevac, Inc. (a)	1	4
Intuit Inc.	4	1,799
IPG Photonics Corporation (a)	3	413
Itron, Inc. (a)	3	239
Jabil Inc.	16	1,733
JAMF Holding Corp. (a)	2	43
Juniper Networks, Inc.	21	662
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	1,000
Kimball Electronics Group, LLC (a)	3	73
KLA Corporation	4	1,994
Knowles Corporation (a)	8	153
Kulicke and Soffa Industries, Inc.	4	267
KVH Industries, Inc. (a)	2	14
Kyndryl Holdings, Inc. (a)	8	106
Lam Research Corporation	5	3,118
Lattice Semiconductor Corporation (a)	6	545
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Littelfuse, Inc.	2	497
LiveRamp Holdings, Inc. (a)	5	145
Lumentum Holdings Inc. (a) (b)	5	260
MACOM Technology Solutions Holdings, Inc. (a)	4	244
Magnachip Semiconductor Corporation (a)	4	45
Manhattan Associates, Inc. (a)	3	607
Marvell Technology, Inc.	16	967
MaxLinear, Inc. (a)	4	132
Methode Electronics, Inc.	4	133
Microchip Technology Incorporated	17	1,563
Micron Technology, Inc.	35	2,222
Microsoft Corporation	179	61,047
Mitek Systems, Inc. (a)	1	10
MKS Instruments, Inc.	1	132
Model N, Inc. (a)	1	41
MongoDB, Inc. - Class A (a)	1	348
Monolithic Power Systems, Inc.	1	450
Motorola Solutions, Inc.	4	1,202
N-Able, Inc. (a)	2	25
Napco Security Technologies, Inc.	2	68
National Instruments Corporation	8	441
NCR Corporation (a)	10	252
NetApp, Inc.	7	534
NETGEAR, Inc. (a)	3	47
NetScout Systems, Inc. (a)	6	200
Nlight, Inc. (a)	2	31
Novanta Inc. (a)	2	361
Nutanix, Inc. - Class A (a)	3	92
NVE Corporation	—	45
NVIDIA Corporation	40	17,101
NXP Semiconductors N.V.	6	1,166
Okta, Inc. - Class A (a)	6	387
Olo Inc. - Class A (a)	13	82
On Semiconductor Corporation (a)	25	2,396
ON24, Inc.	6	51
Onespan, Inc. (a)	3	50
Onto Innovation Inc. (a)	4	459
Oracle Corporation	35	4,131
Osi Systems, Inc. (a)	1	131
Palantir Technologies Inc. - Class A (a)	14	222
Palo Alto Networks, Inc. (a)	3	848
PAR Technology Corporation (a) (b)	3	93
PC Connection, Inc.	3	139
PDF Solutions, Inc. (a)	2	107
Perficient, Inc. (a)	3	209
PFSweb, Inc.	2	10
Photronics, Inc. (a)	7	181
Plexus Corp. (a)	3	268
Power Integrations, Inc.	4	351
Powerschool Holdings, Inc. - Class A (a)	6	119
Procore Technologies, Inc. (a)	2	123
Progress Software Corporation	4	238
PTC Inc. (a)	3	491
Pure Storage, Inc. - Class A (a)	10	364
Q2 Holdings, Inc. (a)	2	65
Qorvo, Inc. (a)	6	618
Qualcomm Incorporated	38	4,539
Qualys, Inc. (a)	2	212
Rambus Inc. (a)	8	495
Ribbon Communications Inc. (a)	7	19
Richardson Electronics, Ltd.	1	10
Rimini Street, Inc. (a)	3	15
Rogers Corporation (a)	1	237
Roper Technologies, Inc.	2	871
Salesforce, Inc. (a)	16	3,396
Samsara Inc. - Class A (a)	5	130
Sanmina Corporation (a)	6	338
Sapiens International Corporation N.V.	1	22
ScanSource, Inc. (a)	4	113
Seagate Technology Holdings Public Limited Company	7	406
Semtech Corporation (a)	4	95
SentinelOne, Inc. - Class A (a)	5	71
ServiceNow, Inc. (a)	2	863
Silicon Laboratories Inc. (a)	2	394
Skyworks Solutions, Inc.	9	1,018
SMART Global Holdings, Inc. (a)	6	162
Snowflake Inc. - Class A (a)	1	207
SolarEdge Technologies Ltd. (a)	1	270
SolarWinds Corporation (a)	5	47
Splunk Inc. (a)	2	255
SPS Commerce, Inc. (a)	2	331
Squarespace, Inc. - Class A (a)	4	111
Stratasys, Inc. (a)	5	92
Super Micro Computer, Inc. (a)	2	576
Synaptics Incorporated (a)	2	212
Synchronoss Technologies, Inc. (a)	4	4
Synopsys, Inc. (a)	2	1,023
TD SYNNEX Corporation	6	534
TE Connectivity Ltd. (c)	8	1,069
Teledyne Technologies Incorporated (a)	1	586
Telos Corporation (a)	5	14
Teradata Corporation (a)	4	232
Teradyne, Inc.	7	738
TESSCO Technologies Incorporated (a)	1	6
Texas Instruments Incorporated	34	6,099
The Hackett Group, Inc.	3	73
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	8	435
TTM Technologies, Inc. (a)	9	131
Twilio Inc. - Class A (a)	2	127
Tyler Technologies, Inc. (a)	1	482
Uipath, Inc. - Class A (a)	8	137
Ultra Clean Holdings, Inc. (a)	3	115
Unisys Corporation (a)	4	16
Unity Software Inc. (a)	7	298
Universal Display Corporation	2	340
Upland Software, Inc. (a)	4	13
Veeco Instruments Inc. (a)	5	134
Verint Systems Inc. (a)	5	176
VeriSign, Inc. (a)	3	782
Vertex, Inc. - Class A (a)	2	38
ViaSat, Inc. (a)	5	202
Viavi Solutions Inc. (a)	17	189
Vishay Intertechnology, Inc.	11	326
Vishay Precision Group, Inc. (a)	1	26
VMware, Inc. - Class A (a)	5	757
Vontier Corporation	10	316
Western Digital Corporation (a)	13	509
Wolfspeed, Inc. (a)	5	257
Workday, Inc. - Class A (a)	2	375
Xerox Holdings Corporation	13	189
Xperi Inc. (a)	6	77
Yext, Inc. (a)	10	110
Zebra Technologies Corporation - Class A (a)	2	465
Zoom Video Communications, Inc. - Class A (a)	2	151
Zscaler, Inc. (a)	1	188
		298,447
Financials 14.1%
1st Security Bank of Washington	1	15
1st Source Corporation	3	136
Acacia Research Corporation (a)	2	7
ACNB Corporation	1	28
Affiliated Managers Group, Inc.	3	504
Affirm Holdings, Inc. - Class A (a)	5	82
AFLAC Incorporated	15	1,030
Ally Financial Inc.	24	637
Amalgamated Financial Corp.	2	35
A-Mark Precious Metals, Inc.	1	29
Ambac Financial Group, Inc. (a)	4	58
Amerant Bancorp Inc. - Class A	2	28
American Equity Investment Life Holding Company	9	446
American Express Company	17	2,968
American Financial Group, Inc.	5	620
American International Group, Inc.	26	1,491
American National Bankshares Inc.	1	18
Ameriprise Financial, Inc.	5	1,624
Ameris Bancorp	5	162
Amerisafe, Inc.	2	111

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
AON Public Limited Company - Class A	4	1,542
Arch Capital Group Ltd. (a)	15	1,123
Ares Management Corporation - Class A	3	263
Argo Group International Holdings, Ltd.	3	94
Arrow Financial Corporation	2	42
Arthur J. Gallagher & Co.	4	805
Artisan Partners Asset Management Inc. - Class A	4	145
Assetmark Financial Holdings, Inc. (a)	1	31
Associated Banc-Corp	14	227
Assurant, Inc.	4	505
Assured Guaranty Ltd.	6	353
Atlantic Union Bank	7	172
Atlanticus Holdings Corporation (a)	1	41
Avantax, Inc. (a)	4	96
Avidxchange Holdings, Inc. (a)	5	52
AXIS Capital Holdings Limited	6	296
Axos Financial, Inc. (a)	7	272
B. Riley & Co., LLC	2	70
Banc of California, Inc.	6	64
BancFirst Corporation	3	317
Bank of America Corporation	168	4,830
Bank of Hawaii Corporation (b)	3	128
Bank of Marin Bancorp	2	30
Bank of N.T. Butterfield & Son Limited (The)	6	152
Bank OZK	9	380
BankFinancial Corporation	2	17
BankUnited, Inc.	9	185
Banner Corporation	3	123
Bar Harbor Bankshares	1	32
Baycom Corp	1	15
BCB Bancorp, Inc.	1	16
Berkshire Hathaway Inc. - Class B (a)	42	14,237
Berkshire Hills Bancorp, Inc.	6	134
BGC Partners, Inc. - Class A	34	152
BlackRock, Inc.	3	1,796
Blackstone Inc. - Class A	15	1,394
Block, Inc. - Class A (a)	7	461
Blue Foundry Bancorp (a)	2	15
BM Technologies, Inc. - Class A (a)	1	2
BOK Financial Corporation	4	356
Bread Financial Payments, Inc.	5	148
Bridgewater Bancshares, Inc. (a) (c)	1	10
Brighthouse Financial, Inc. (a)	7	346
Brightsphere Investment Group Inc.	2	45
Brookline Bancorp, Inc.	8	73
Brown & Brown, Inc.	12	797
Business First Bancshares, Inc.	1	21
Byline Bancorp, Inc.	3	63
C&F Financial Corporation	—	2
Cadence Bank	15	304
Cambridge Bancorp	—	10
Camden National Corporation	2	59
Cannae Holdings, Inc. (a)	8	161
Cantaloupe, Inc. (a)	2	20
Capital Bancorp, Inc.	—	8
Capital City Bank Group, Inc.	1	31
Capital One Financial Corporation	13	1,472
Capitol Federal Financial	13	83
Capstar Financial Holdings, Inc.	1	10
Carter Bankshares, Inc. (a)	2	36
Cass Information Systems, Inc.	1	48
Cathay General Bancorp	7	216
Cboe Global Markets, Inc.	4	534
Central Pacific Financial Corp.	4	58
Central Valley Community Bancorp	—	3
Chubb Limited	10	1,903
Cincinnati Financial Corporation	6	599
Citigroup Inc.	47	2,175
Citizens & Northern Corporation	1	14
Citizens Financial Group, Inc.	20	520
Citizens, Inc. - Class A (a) (b)	4	9
City Holding Company	1	119
Civista Bancshares, Inc.	2	38
CME Group Inc. - Class A	7	1,207
CNA Financial Corporation	1	58
CNB Financial Corporation	1	24
Coastal Financial Corporation (a)	—	9
Codorus Valley Bancorp, Inc.	—	6
Cohen & Steers, Inc.	4	248
Coinbase Global, Inc. - Class A (a)	2	115
Columbia Banking System, Inc.	17	346
Columbia Financial, Inc. (a)	6	96
Comerica Incorporated	9	399
Commerce Bancshares, Inc.	8	410
Community Bank System, Inc.	4	171
Community Trust Bancorp, Inc.	2	74
ConnectOne Bancorp, Inc.	6	91
Consumer Portfolio Services, Inc. (a)	2	25
Crawford & Company - Class A	2	19
Crawford & Company - Class B	1	13
Credit Acceptance Corporation (a)	1	707
Crossfirst Bankshares, Inc. (a)	2	21
Cullen/Frost Bankers, Inc.	5	520
Customers Bancorp, Inc. (a)	3	100
CVB Financial Corp.	11	149
Diamond Hill Investment Group, Inc. - Class A	—	82
Dime Community Bancshares, Inc.	4	77
Discover Financial Services	20	2,290
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	5	245
Eagle Bancorp, Inc.	4	76
East West Bancorp, Inc.	11	598
Eastern Bankshares, Inc.	2	30
eHealth, Inc. (a)	2	12
Employers Holdings, Inc.	4	136
Encore Capital Group, Inc. (a) (b)	4	198
Enova International, Inc. (a)	4	228
Enstar Group Limited (a)	1	309
Enterprise Bancorp, Inc.	1	20
Enterprise Financial Services Corp.	3	115
Equitable Holdings, Inc.	18	483
Equity Bancshares, Inc. - Class A	1	24
Erie Indemnity Company - Class A	1	220
Esquire Financial Holdings, Inc.	—	13
ESSA Bancorp, Inc.	1	15
Essent Group Ltd.	10	482
Euronet Worldwide, Inc. (a)	3	383
Evercore Inc. - Class A	3	407
Everest Re Group, Ltd.	2	514
EVERTEC, Inc.	6	234
EZCORP, Inc. - Class A (a)	7	61
F&G Annuities & Life, Inc.	2	39
F.N.B. Corporation	30	347
FactSet Research Systems Inc.	1	405
Farmers National Banc Corp.	1	10
FB Financial Corporation	5	127
Federal Agricultural Mortgage Corporation - Class C	1	129
Federated Hermes, Inc. - Class B	9	330
Fidelity National Financial, Inc. - Class A	23	832
Fidelity National Information Services, Inc.	15	812
Fifth Third Bancorp	28	744
Financial Institutions, Inc.	2	30
First American Financial Corporation	8	438
First Bancorp	4	105
First Bancorp.	22	268
First Bancshares Inc.	1	20
First Bank of New Jersey	1	12
First Busey Corporation	4	79
First Business Financial Services, Inc.	1	28
First Citizens BancShares, Inc. - Class A	1	807
First Commonwealth Financial Corporation	8	107
First Community Bancshares, Inc.	2	52
First Financial Bancorp.	7	146
First Financial Bankshares, Inc.	10	276
First Financial Corporation	1	31
First Financial Northwest, Inc.	1	11
First Foundation Inc.	4	16
First Hawaiian, Inc.	9	153
First Horizon Corporation	40	450
First Internet Bancorp	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
First Interstate BancSystem, Inc. - Class A	8	190
First Merchants Corporation	5	147
First Mid Bancshares, Inc.	2	40
First Western Financial, Inc. (a)	1	10
FirstCash Holdings, Inc.	3	327
Fiserv, Inc. (a)	10	1,313
FleetCor Technologies, Inc. (a)	4	1,013
Flushing Financial Corporation	3	43
Flywire Corporation (a)	—	12
Franklin Resources, Inc.	20	532
Fulton Financial Corporation	15	184
FVCBankcorp, Inc. (a)	2	17
Genworth Financial, Inc. - Class A (a)	49	243
German American Bancorp, Inc.	3	74
Glacier Bancorp, Inc.	6	197
Global Payments Inc.	9	914
Globe Life Inc.	6	672
Goosehead Insurance, Inc. - Class A (a)	1	89
Great Southern Bancorp, Inc.	2	93
Green Dot Corporation - Class A (a)	3	65
Greenhill & Co., Inc.	3	37
Greenlight Capital Re, Ltd. - Class A (a)	3	34
Guaranty Bancshares, Inc.	—	11
Hallmark Financial Services, Inc. (a)	—	1
Hamilton Lane Incorporated - Class A	1	118
Hancock Whitney Corporation	6	217
Hanmi Financial Corporation	3	52
HarborOne Bancorp, Inc.	8	67
HBT Financial, Inc.	1	12
HCI Group, Inc. (b)	2	94
Heartland Financial USA, Inc.	4	122
Hennessy Advisors, Inc. (b)	—	3
Heritage Commerce Corp	5	38
Heritage Financial Corporation	4	68
Heritage Insurance Holdings, Inc.	3	10
Hilltop Holdings Inc.	9	279
Home BancShares, Inc.	11	261
HomeStreet, Inc.	3	17
Hometrust Bancshares, Inc.	1	30
Hope Bancorp, Inc.	13	106
Horace Mann Educators Corporation	4	112
Horizon Bancorp, Inc.	5	47
Houlihan Lokey, Inc. - Class A	4	351
Huntington Bancshares Incorporated	57	611
I3 Verticals, Inc. - Class A (a)	2	38
Independence Holdings, LLC	14	633
Independent Bank Corp.	5	225
Independent Bank Corporation	3	42
Independent Bank Group, Inc.	4	144
Interactive Brokers Group, Inc. - Class A	2	207
Intercontinental Exchange, Inc.	10	1,097
International Bancshares Corporation	6	264
International Money Express Inc. (a)	4	94
Invesco Ltd.	25	421
Investors Title Company	—	15
Jack Henry & Associates, Inc.	3	485
James River Group, Inc.	2	29
Janus Henderson Group PLC	14	394
Jefferies Financial Group Inc.	14	478
JPMorgan Chase & Co.	94	13,697
K.K.R. Co., Inc. - Class A	10	567
Kearny Financial Corp	11	78
KeyCorp	37	340
Kinsale Capital Group, Inc.	1	476
Lakeland Bancorp, Inc.	7	98
Lakeland Financial Corporation	2	85
Lazard Ltd - Class A	9	276
LendingClub Corporation (a)	15	142
LendingTree, Inc. (a)	—	10
Lincoln National Corporation	7	182
Live Oak Bancshares, Inc.	4	114
Loews Corporation	10	601
LPL Financial Holdings Inc.	3	746
Luther Burbank Corporation	1	8
M&T Bank Corporation	7	889
Macatawa Bank Corporation	1	5
Maiden Holdings, Ltd. (a)	9	19
Markel Group Inc. (a)	1	781
MarketAxess Holdings Inc.	1	289
Marqeta, Inc. - Class A (a)	7	32
Marsh & Mclennan Companies, Inc.	13	2,377
MasterCard Incorporated - Class A	24	9,486
MBIA Inc. (a)	14	121
Mercantile Bank Corporation	2	56
Merchants Bancorp, Inc.	1	19
Mercury General Corporation	5	145
MetLife, Inc.	13	740
Metrocity Bankshares, Inc.	1	16
Metropolitan Bank Holding Corp. (a)	1	46
MGIC Investment Corporation	26	405
Mid Penn Bancorp, Inc.	1	13
Midland States Bancorp, Inc.	2	31
MidWestOne Financial Group, Inc.	1	16
Moelis & Company - Class A	4	170
Moody's Corporation	5	1,666
Morgan Stanley	39	3,345
Morningstar, Inc.	2	488
Mr. Cooper Group Inc. (a)	7	343
MSCI Inc. - Class A	2	899
MVB Financial Corp.	1	12
Nasdaq, Inc.	16	812
National Bank Holdings Corporation - Class A	3	89
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	155
Navient Corporation	19	354
NBT Bancorp Inc.	5	144
Nelnet, Inc. - Class A	3	253
New York Community Bancorp, Inc. - Series A	58	648
NI Holdings Inc. (a)	1	13
Nicholas Financial, Inc. (a)	1	3
Nicolet Bankshares, Inc.	—	19
NMI Holdings, Inc. - Class A (a)	7	184
Northeast Bank	—	21
Northern Trust Corporation	9	702
Northfield Bancorp Inc.	5	58
Northrim Bancorp, Inc.	—	16
Northwest Bancshares, Inc.	12	129
Norwood Financial Corp. (b)	—	9
OceanFirst Financial Corp.	7	111
Ocwen Financial Corporation (a)	—	7
OFG Bancorp	6	162
Old National Bancorp	25	354
Old Republic International Corporation	23	576
Old Second Bancorp, Inc.	1	9
Open Lending Corporation - Class A (a)	3	32
Oppenheimer Holdings Inc. - Class A	1	44
Origin Bancorp, Inc.	1	24
Orrstown Financial Services, Inc.	1	13
P.C.B. Bancorp, Inc.	1	8
Pacific Premier Bancorp, Inc.	9	179
PacWest Bancorp	7	61
Palomar Holdings, Inc. (a)	1	47
Park National Corporation	1	144
Parke Bancorp, Inc.	1	12
Pathward Financial, Inc.	3	159
PayPal Holdings, Inc. (a)	19	1,280
Peapack-Gladstone Financial Corporation	2	62
Penns Woods Bancorp, Inc.	—	8
PennyMac Financial Services, Inc.	1	73
Peoples Bancorp Inc. (b)	2	56
Peoples Financial Services Corp.	—	9
Pinnacle Financial Partners, Inc.	5	269
Pioneer Bancorp, Inc. (a)	1	10
Piper Sandler Companies	2	233
PJT Partners Inc. - Class A	1	74
Popular, Inc.	7	418
PRA Group, Inc. (a)	4	102
Preferred Bank	2	88
Premier Financial Corporation	3	56
Primerica, Inc.	4	732

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Primis Financial Corp.	3	26
Principal Financial Group, Inc.	11	866
ProAssurance Corporation	6	91
PROG Holdings, Inc. (a)	6	185
Prosperity Bancshares, Inc.	7	385
Provident Bancorp Inc.	1	10
Provident Financial Holdings, Inc.	—	5
Provident Financial Services, Inc.	7	111
Prudential Financial, Inc.	20	1,788
QCR Holdings, Inc.	1	40
Radian Group Inc.	15	367
Raymond James Financial, Inc.	9	943
Red River Bancshares, Inc.	—	9
Regional Management Corp.	2	55
Regions Financial Corporation	37	654
Reinsurance Group of America, Incorporated	4	543
RenaissanceRe Holdings Ltd	3	477
Renasant Corporation	5	140
Repay Holdings Corporation - Class A (a)	2	15
Republic Bancorp, Inc. - Class A	2	77
RLI Corp.	3	343
Robinhood Markets, Inc. - Class A (a)	12	123
Rocket Companies, Inc. - Class A (a)	13	114
S & T Bancorp, Inc.	4	105
S&P Global Inc.	6	2,226
Safety Insurance Group, Inc.	2	117
Sandy Spring Bancorp, Inc.	5	106
Seacoast Banking Corporation of Florida	4	83
SEI Investments Company	11	630
Selective Insurance Group, Inc.	4	430
ServisFirst Bancshares, Inc.	4	161
Shift4 Payments, LLC - Class A (a)	1	77
Shore Bancshares, Inc.	1	17
Sierra BanCorp	1	25
Simmons First National Corporation - Class A	9	152
SiriusPoint Ltd (a)	12	104
SLM Corporation	33	542
Smartfinancial, Inc.	1	19
South Plains Financial, Inc.	1	18
Southern First Bancshares, Inc. (a)	1	30
Southern Missouri Bancorp, Inc.	1	22
Southside Bancshares, Inc.	4	102
Southstate Corporation	5	361
State Street Corporation	13	975
Stellar Bancorp, Inc.	4	83
Sterling Bancorp, Inc. (a)	3	14
Stewart Information Services Corporation	3	104
Stifel Financial Corp.	8	485
Stock Yards Bancorp, Inc.	2	87
StoneX Group Inc. (a)	2	153
Summit Financial Group, Inc.	1	17
Synchrony Financial	21	711
Synovus Financial Corp.	10	314
T. Rowe Price Group, Inc.	9	974
Territorial Bancorp Inc.	1	13
Texas Capital Bancshares, Inc. (a)	5	254
TFS Financial Corporation	11	133
The Allstate Corporation	10	1,079
The Bancorp, Inc. (a)	7	214
The Bank of New York Mellon Corporation	19	850
The Carlyle Group, Inc.	16	514
The Charles Schwab Corporation	34	1,911
The First Bancorp, Inc.	1	28
The First of Long Island Corporation	2	28
The Goldman Sachs Group, Inc.	8	2,692
The Hanover Insurance Group, Inc.	4	405
The Hartford Financial Services Group, Inc.	19	1,388
The Hingham Institute for Savings (b)	—	89
The PNC Financial Services Group, Inc.	10	1,203
The Progressive Corporation	9	1,211
The Travelers Companies, Inc.	12	2,147
The Western Union Company	27	314
Tiptree Inc.	3	44
Toast, Inc. - Class A (a)	8	189
Tompkins Financial Corporation	2	87
TowneBank	7	155
Tradeweb Markets Inc. - Class A	4	251
TriCo Bancshares	4	118
Triumph Financial, Inc. (a)	2	133
Truist Financial Corporation	30	917
Trupanion, Inc. (a) (b)	1	20
Trustco Bank Corp N Y	2	64
Trustmark Corporation	6	118
U.S. Bancorp	36	1,200
UMB Financial Corporation	4	256
United Bankshares, Inc.	12	354
United Community Banks, Inc.	8	198
United Fire Group, Inc.	3	68
Unity Bancorp, Inc.	—	9
Universal Insurance Holdings, Inc.	6	93
Univest Financial Corporation	3	55
Unum Group	15	736
Valley National Bancorp	32	246
Velocity Financial Inc. (a)	1	10
Veritex Holdings, Inc.	4	67
Victory Capital Holdings, Inc. - Class A	3	83
Virtu Financial, Inc. - Class A	9	145
Virtus Investment Partners, Inc.	1	159
Visa Inc. - Class A	41	9,739
Voya Financial, Inc.	7	505
W.R. Berkley Corporation	10	568
Walker & Dunlop, Inc.	3	261
Washington Federal, Inc.	7	185
Washington Trust Bancorp, Inc.	2	55
Waterstone Financial, Inc.	3	47
Webster Financial Corporation	12	450
Wells Fargo & Company	88	3,772
WesBanco, Inc.	6	147
West Bancorporation, Inc.	2	33
Westamerica Bancorporation	3	108
Western Alliance Bancorporation	7	262
Westwood Holdings Group, Inc.	1	10
Wex, Inc. (a)	3	487
White Mountains Insurance Group Ltd	—	356
Willis Towers Watson Public Limited Company	4	865
Wintrust Financial Corporation	4	296
WisdomTree, Inc.	17	119
World Acceptance Corporation (a)	1	121
WSFS Financial Corporation	6	230
Zions Bancorporation, National Association	10	266
Zurich American Corporation	6	312
		188,173
Industrials 13.3%
3M Company	16	1,621
A. O. Smith Corporation	8	608
AAON, Inc.	3	284
AAR Corp. (a)	4	252
ABM Industries Incorporated	5	199
ACCO Brands Corporation	11	60
Acuity Brands, Inc.	2	398
ACV Auctions Inc. - Class A (a)	9	163
Advanced Drainage Systems, Inc.	5	620
AECOM	5	461
Aerojet Rocketdyne Holdings, Inc. (a)	6	319
AeroVironment, Inc. (a)	1	141
AGCO Corporation	6	840
Air Lease Corporation - Class A	11	479
Air Transport Services Group, Inc. (a)	7	132
Alamo Group Inc.	1	149
Alaska Air Group, Inc. (a)	9	463
Albany International Corp. - Class A	2	190
Alight, Inc. - Class A (a)	12	112
Allegiant Travel Company (a)	1	72
Allegion Public Limited Company	5	572
Allied Motion Technologies Inc.	2	75
Allison Systems, Inc.	8	441
Alta Equipment Group Inc. - Class A	2	36
Ameresco, Inc. - Class A (a) (b)	1	56
American Airlines Group Inc. (a)	29	515

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
American Woodmark Corporation (a)	1	91
AMETEK, Inc.	7	1,197
APi Group Corp (a)	14	382
Apogee Enterprises, Inc.	4	166
Applied Industrial Technologies, Inc.	3	419
Arcbest Corporation	3	274
Arcosa, Inc.	4	289
Argan, Inc.	2	65
Armstrong World Industries, Inc.	3	238
ASGN Incorporated (a)	4	299
Astec Industries, Inc.	2	76
Astronics Corporation (a)	2	44
Astronics Corporation - Class B (a)	1	29
Atkore Inc. (a)	4	683
Automatic Data Processing, Inc.	12	2,695
Avis Budget Group, Inc. (a)	3	623
Axon Enterprise, Inc. (a)	1	272
AZZ Inc.	3	113
Barnes Group Inc.	5	193
Barrett Business Services, Inc.	1	102
Beacon Roofing Supply, Inc. (a)	7	600
BlueLinx Holdings Inc. (a)	1	108
Boise Cascade Company	5	410
Booz Allen Hamilton Holding Corporation - Class A	5	590
Bowman Consulting Group Ltd. (a)	1	42
Brady Corporation - Class A	4	196
BrightView Holdings, Inc. (a)	7	49
Broadridge Financial Solutions, Inc.	5	806
Builders FirstSource, Inc. (a)	16	2,215
BWXT Government Group, Inc.	6	399
C.H. Robinson Worldwide, Inc.	6	583
Caci International Inc. - Class A (a)	2	535
Carlisle Companies Incorporated	3	731
Carrier Global Corporation	36	1,803
Casella Waste Systems, Inc. - Class A (a)	3	262
Caterpillar Inc.	15	3,760
CBIZ, Inc. (a)	5	257
CECO Environmental Corp. (a)	3	42
Ceridian HCM Holding Inc. (a)	4	296
Chart Industries, Inc. (a) (b)	2	391
Cimpress Public Limited Company (a)	2	106
Cintas Corporation	3	1,267
CIRCOR International, Inc. (a)	2	90
Civeo Corporation (a)	1	13
Clarivate PLC (a) (b)	24	228
Clean Harbors, Inc. (a)	5	849
Columbus McKinnon Corporation	2	98
Comfort Systems USA, Inc.	3	434
Commercial Vehicle Group, Inc. (a)	5	50
Concentrix Corporation	4	350
Concrete Pumping Holdings, Inc. (a)	1	10
Conduent Incorporated (a)	15	49
Construction Partners, Inc. - Class A (a)	3	108
Copa Holdings, S.A. - Class A	3	281
Copart, Inc. (a)	14	1,295
Core & Main, Inc. - Class A (a)	7	212
Costamare Inc. (b)	8	77
CoStar Group, Inc. (a)	8	716
Covenant Logistics Group, Inc. - Class A	2	98
CRA International, Inc.	1	109
Crane Holdings, Co.	5	260
Crane Holdings, Co.	5	411
CSG Systems International, Inc.	3	178
CSW Industrials, Inc.	2	254
CSX Corporation	58	1,978
Cummins Inc.	6	1,447
Curtiss-Wright Corporation	3	550
Daseke Companies, Inc. (a)	3	20
Deere & Company	8	3,146
Delta Air Lines, Inc. (a)	37	1,757
Deluxe Corporation	5	82
Distribution Solutions Group, Inc. (a)	—	26
Donaldson Company, Inc.	9	538
Douglas Dynamics, Inc.	3	84
Dover Corporation	6	960
Driven Brands Holdings Inc. (a)	2	65
Ducommun Incorporated (a)	1	56
Dun & Bradstreet Holdings, Inc.	13	149
DXP Enterprises, Inc. (a)	2	65
Dycom Industries, Inc. (a)	3	338
Eagle Bulk Shipping Inc. (b)	—	16
Eaton Corporation Public Limited Company	7	1,349
EMCOR Group, Inc.	4	798
Emerson Electric Co.	10	930
Encore Wire Corporation	2	397
Energy Recovery, Inc. (a)	4	119
Enerpac Tool Group Corp. - Class A	5	131
EnerSys	3	352
Eneti Inc.	1	12
Ennis, Inc.	3	66
EnPro Industries, Inc.	2	285
Equifax Inc.	4	950
ESAB Corporation	3	222
ESCO Technologies Inc.	2	202
ExlService Holdings, Inc. (a)	2	256
Expeditors International of Washington, Inc.	10	1,152
Exponent, Inc.	3	238
Fastenal Company	21	1,260
Federal Signal Corporation	4	237
FedEx Corporation	11	2,702
First Advantage Corporation (a)	4	59
Flowserve Corporation	9	331
Fluor Corporation (a)	8	229
Forrester Research, Inc. (a)	2	49
Fortive Corporation	12	910
Fortune Brands Innovations, Inc.	11	821
Forward Air Corporation	2	254
Franklin Covey Co. (a)	1	48
Franklin Electric Co., Inc.	4	366
FTI Consulting, Inc. (a)	3	493
FuelCell Energy, Inc. (a) (b)	13	27
Gates Industrial Corporation PLC (a)	5	70
GATX Corporation	3	365
Genco Shipping & Trading Limited	1	11
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	262
General Dynamics Corporation	6	1,223
General Electric Company	18	1,961
Genpact Limited	12	443
Gibraltar Industries, Inc. (a)	4	234
Global Industrial Company	3	89
GMS Inc. (a)	4	297
Graco Inc.	6	501
GrafTech International Ltd.	12	62
Graham Corporation (a)	—	5
Granite Construction Incorporated	5	208
Great Lakes Dredge & Dock Corporation (a)	7	60
Griffon Corporation	5	192
GXO Logistics Inc. (a)	8	530
H&E Equipment Services, Inc.	3	160
Harsco Corporation (a)	8	76
Hawaiian Holdings, Inc. (a)	5	56
Hayward Holdings, Inc. (a)	3	40
Healthcare Services Group, Inc.	5	75
Heartland Express, Inc.	9	154
HEICO Corporation	1	169
HEICO Corporation - Class A	2	267
Heidrick & Struggles International, Inc.	2	58
Helios Technologies, Inc.	2	143
Herc Holdings Inc.	4	498
Heritage-Crystal Clean, Inc. (a)	1	38
Hertz Global Holdings, Inc. (a)	22	408
Hexcel Corporation	6	427
Hillenbrand, Inc.	5	280
HNI Corporation	4	126
Honeywell International Inc.	16	3,405
Howmet Aerospace Inc.	14	710
Hub Group, Inc. - Class A (a)	3	248
Hubbell Incorporated	2	512
Hudson Global, Inc. (a)	—	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hudson Technologies, Inc. (a)	8	80
Huntington Ingalls Industries, Inc.	3	637
Hurco Companies, Inc.	—	7
Huron Consulting Group Inc. (a)	2	191
Hyster-Yale Materials Handling, Inc. - Class A	1	63
IBEX Limited (a)	1	18
ICF International, Inc.	2	256
IDEX Corporation	2	518
IES Holdings, Inc. (a)	2	118
Illinois Tool Works Inc.	9	2,143
Ingersoll Rand Inc.	13	873
Insperity, Inc.	2	261
Insteel Industries, Inc.	2	65
Interface, Inc. - Class A	8	73
ITT Inc.	6	517
J.B. Hunt Transport Services, Inc.	6	1,068
Jacobs Solutions Inc.	4	516
JELD-WEN Holding, Inc. (a)	9	150
JetBlue Airways Corporation (a)	28	244
John Bean Technologies Corporation	2	285
Johnson Controls International Public Limited Company	11	750
Kadant Inc.	1	233
Kaman Corporation	3	69
KBR, Inc.	9	558
Kelly Services, Inc. - Class A	4	63
Kennametal Inc.	8	229
Kforce Inc.	3	168
Kirby Corporation (a)	5	353
Knight-Swift Transportation Holdings Inc. - Class A	13	746
Korn Ferry	5	258
Kratos Defense & Security Solutions, Inc. (a)	8	108
L. B. Foster Company (a)	1	14
L3Harris Technologies, Inc.	6	1,104
Landstar System, Inc.	3	559
Leidos Holdings, Inc.	6	514
Lennox International Inc.	2	755
Lincoln Electric Holdings, Inc.	4	863
Lindsay Corporation	1	94
Liquidity Services, Inc. (a)	4	67
Lockheed Martin Corporation	9	4,144
LSI Industries Inc.	1	15
Luxfer Holdings PLC	2	22
ManpowerGroup Inc.	4	290
Marten Transport, Ltd.	7	144
Masco Corporation	8	439
Masonite International Corporation (a)	2	246
MasTec, Inc. (a)	5	629
Masterbrand, Inc. (a)	11	133
Matrix Service Company (a)	3	19
Matson Intermodal - Paragon, Inc.	5	381
Matthews International Corporation - Class A	3	145
Maximus, Inc.	5	410
Mayville Engineering Company, Inc. (a)	1	12
McGrath RentCorp	2	196
MDU Resources Group, Inc.	16	329
Mercury Systems, Inc. (a)	3	105
Miller Industries, Inc.	1	45
Millerknoll, Inc.	8	120
Mine Safety Appliances Company, LLC	2	345
Mistras Group, Inc. (a)	3	20
Monocle Acquisition Corporation (a)	2	35
Montrose Environmental Group, Inc. (a)	2	64
Moog Inc. - Class A	3	295
MRC Global Inc. (a)	10	96
MSC Industrial Direct Co., Inc. - Class A	4	384
Mueller Industries, Inc.	5	471
Mueller Water Products, Inc. - Class A	10	167
MYR Group Inc. (a)	2	219
N L Industries, Inc.	1	5
National Presto Industries, Inc.	1	46
NN, Inc. (a)	3	7
Nordson Corporation	1	366
Norfolk Southern Corporation	7	1,515
Northrop Grumman Corporation	3	1,154
Northwest Pipe Company (a)	1	30
Now, Inc. (a)	13	137
NV5 Global, Inc. (a)	1	152
Nvent Electric Public Limited Company	11	552
Old Dominion Freight Line, Inc.	4	1,467
Omega Flex, Inc.	—	10
Openlane, Inc. (a)	12	181
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corporation	5	394
Otis Worldwide Corporation	13	1,141
Owens Corning	11	1,425
P.A.M. Transportation Services, Inc. (a)	1	32
PACCAR Inc	19	1,609
Pangaea Logistics Solutions Ltd.	3	23
Park Aerospace Technologies Corp.	2	29
Parker-Hannifin Corporation	3	1,279
Park-Ohio Holdings Corp.	1	24
Parsons Corporation (a)	6	280
Paychex, Inc.	8	938
Paycom Software, Inc.	2	550
PAYCOR HCM, Inc. (a)	2	51
Paylocity Holding Corporation (a)	1	174
Pentair Public Limited Company	13	812
PGT Innovations, Inc. (a)	6	167
Pitney Bowes Inc.	16	55
Plug Power Inc. (a) (b)	24	245
Powell Industries, Inc.	1	64
Preformed Line Products Company	—	29
Primoris Services Corporation	6	173
Proterra Operating Company, Inc. (a) (b)	2	3
Proto Labs, Inc. (a)	2	62
Quad/Graphics, Inc. - Class A (a)	4	17
Quanex Building Products Corporation	4	97
Quanta Services, Inc.	6	1,253
Radiant Logistics, Inc. (a)	3	23
Raytheon Technologies Corporation	32	3,129
RBC Bearings Incorporated (a)	1	312
Regal Rexnord Corporation	5	782
Republic Services, Inc.	8	1,275
Resideo Technologies, Inc. (a)	13	231
Resources Connection, Inc.	4	69
REV Group, Inc.	7	86
Robert Half International Inc.	9	706
Rockwell Automation, Inc.	3	1,099
Rollins, Inc.	11	467
Rush Enterprises, Inc. - Class A	3	205
Rush Enterprises, Inc. - Class B	—	31
RXO Inc. (a)	11	246
Ryder System, Inc.	6	517
Saia, Inc. (a)	2	626
Schneider National, Inc. - Class B	3	98
Science Applications International Corporation	4	443
Sensata Technologies Holding PLC	12	538
Shoals Technologies Group, Inc. - Class A (a)	2	59
Shyft Group, Inc.	3	63
SIFCO Industries, Inc. (a)	—	—
Simpson Manufacturing Co., Inc.	3	424
SiteOne Landscape Supply, Inc. (a)	2	416
SkyWest, Inc. (a)	5	201
Snap-on Incorporated	2	669
Southwest Airlines Co.	20	714
SP Plus Corporation (a)	2	81
Spirit Airlines, Inc.	9	156
SPX Technologies, Inc. (a)	4	361
SS&C Technologies Holdings, Inc.	10	579
Standex International Corporation	1	145
Stanley Black & Decker, Inc.	6	592
Steelcase Inc. - Class A	9	71
Stericycle, Inc. (a)	6	288
Sterling Check Corp. (a)	1	14
Sterling Infrastructure, Inc. (a)	3	152
Sunrun Inc. (a) (b)	15	267
Taskus, Inc. - Class A (a)	—	6
Tecnoglass Inc.	3	176
Tennant Company	2	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Terex Corporation	5	313
Tetra Tech, Inc.	3	563
Textainer Group Holdings Limited	5	202
Textron Inc.	8	544
The AZEK Company Inc. - Class A (a)	9	262
The Boeing Company (a)	13	2,677
The Brink's Company	3	190
The Gorman- Rupp Company	2	70
The Greenbrier Companies, Inc.	3	125
The Manitowoc Company, Inc. (a)	4	68
The Middleby Corporation (a)	4	571
The Timken Company	5	422
The Toro Company	5	503
Thermon Group Holdings, Inc. (a)	3	71
Titan International, Inc. (a)	6	70
Titan Machinery Inc. (a)	1	38
TPI Composites, Inc. (a) (b)	2	20
Trane Technologies Public Limited Company	6	1,155
Transcat, Inc. (a)	—	39
TransDigm Group Incorporated	1	1,331
TransUnion	8	597
Trex Company, Inc. (a)	8	499
Trinet Group, Inc. (a)	6	533
Trinity Industries, Inc.	9	219
Triton International Limited	7	599
Triumph Group, Inc. (a)	5	58
TrueBlue, Inc. (a)	6	103
TTEC Holdings, Inc.	5	154
Tutor Perini Corporation (a)	8	55
Twin Disc, Incorporated (a)	1	13
Uber Technologies, Inc. (a)	18	765
UFP Industries, Inc.	5	473
U-Haul Holding Company (b)	1	62
U-Haul Holding Company - Series N	12	601
Ultralife Corporation (a)	—	1
Unifirst Corporation	1	153
Union Pacific Corporation	21	4,253
United Airlines Holdings, Inc. (a)	15	836
United Parcel Service, Inc. - Class B	26	4,741
United Rentals, Inc.	5	2,342
Univar Solutions Inc. (a)	14	494
Universal Logistics Holdings, Inc.	2	65
V2X, Inc. (a)	1	63
Valmont Industries, Inc.	2	485
Verisk Analytics, Inc.	6	1,273
Veritiv Corporation	2	210
Vertiv Holdings Co - Class A	6	159
Viad Corp (a)	2	58
Vicor Corporation (a)	1	76
Vm Consolidated, Inc. - Class A (a)	10	194
VSE Corporation	1	66
W. W. Grainger, Inc.	2	1,755
Wabash National Corporation	7	190
Waste Management, Inc.	16	2,806
Watsco, Inc.	2	582
Watts Water Technologies, Inc. - Class A	2	396
Werner Enterprises, Inc.	7	316
WESCO International, Inc.	4	709
Westinghouse Air Brake Technologies Corporation	7	796
Willdan Group, Inc. (a)	1	19
Willis Lease Finance Corporation (a)	—	9
WillScot Mobile Mini Holdings Corp. - Class A (a)	16	776
Woodward, Inc.	4	523
XPO, Inc. (a)	11	640
Xylem Inc.	9	993
Yellow Corp. (a)	4	3
		178,478
Consumer Discretionary 11.8%
1-800-Flowers.com, Inc. - Class A (a)	4	28
2U, Inc. (a)	10	42
Abercrombie & Fitch Co. - Class A (a)	6	240
Academy Sports & Outdoors, Inc.	7	388
Acushnet Holdings Corp.	5	266
Adient Public Limited Company (a)	6	215
ADT, Inc.	36	218
Adtalem Global Education Inc. (a)	4	146
Advance Auto Parts, Inc.	4	264
Airbnb, Inc. - Class A (a)	5	598
Amazon.com, Inc. (a)	218	28,405
American Axle & Manufacturing Holdings, Inc. (a)	12	103
American Eagle Outfitters, Inc.	17	206
American Outdoor Brands, Inc. (a)	2	14
American Public Education, Inc. (a)	2	9
America's Car Mart, Inc. (a)	1	97
Aptiv PLC (a)	8	797
Aramark	15	664
ARKO Corp. - Class A	3	24
Asbury Automotive Group, Inc. (a)	2	427
Autoliv, Inc.	8	642
AutoNation, Inc. (a)	6	1,001
AutoZone, Inc. (a)	—	1,082
Barnes & Noble Education, Inc. (a)	6	8
Bassett Furniture Industries, Incorporated	—	8
Bath & Body Works, Inc.	12	439
Beazer Homes USA, Inc. (a)	7	192
Best Buy Co., Inc.	13	1,063
Big 5 Sporting Goods Corporation	2	22
Big Lots, Inc.	4	37
BJ's Restaurants, Inc. (a)	2	60
Bloomin' Brands, Inc.	5	133
Bluegreen Vacations Holding Corporation - Class A	2	58
Booking Holdings Inc. (a)	1	2,611
Boot Barn Holdings, Inc. (a)	3	284
BorgWarner Inc.	20	958
Boyd Gaming Corporation	4	294
Bright Horizons Family Solutions, Inc. (a)	3	242
Brinker International, Inc. (a)	3	99
Brunswick Corporation	7	611
Build-A-Bear Workshop, Inc.	2	44
Burlington Stores, Inc. (a)	2	379
Caesars Entertainment, Inc. (a)	7	358
Caleres, Inc.	5	115
Camping World Holdings, Inc. - Class A	4	111
Capri Holdings Limited (a)	11	385
CarMax, Inc. (a)	6	480
Carnival Corporation (a)	35	663
CarParts.com, Inc. (a)	6	26
Carriage Services, Inc.	2	68
Carrols Holdco Inc. (a)	5	26
Carter's, Inc.	4	288
Cavco Industries, Inc. (a)	1	196
Century Communities, Inc.	3	261
Chegg, Inc. (a)	4	39
Chewy, Inc. - Class A (a)	3	100
Chico's FAS, Inc. (a)	23	122
Chipotle Mexican Grill, Inc. (a)	1	1,433
Choice Hotels International, Inc.	3	335
Churchill Downs Incorporated	5	687
Chuy's Holdings, Inc. (a)	2	75
Citi Trends, Inc. (a)	2	33
Columbia Sportswear Company	4	327
Conn's, Inc. (a)	4	16
Cooper-Standard Holdings Inc. (a)	3	43
Coursera, Inc. (a)	4	50
Cracker Barrel Old Country Store, Inc. (b)	2	173
Crocs, Inc. (a)	3	309
Culp, Inc. (a)	2	8
D.R. Horton, Inc.	14	1,764
Dana Incorporated	17	293
Darden Restaurants, Inc.	5	894
Dave & Buster's Entertainment, Inc. (a)	4	185
Deckers Outdoor Corporation (a)	2	901
Denny's Corporation (a)	4	49
Designer Brands Inc. - Class A	8	85
Destination XL Group, Inc. (a)	4	22
Dick's Sporting Goods, Inc.	4	578
Dillard's, Inc. - Class A (b)	2	604
Dine Brands Global, Inc.	1	73
Domino's Pizza, Inc.	1	285

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Doordash, Inc. - Class A (a)	7	525
Dorman Products, Inc. (a)	2	180
Draftkings Inc. - Class A (a)	19	493
Duluth Holdings Inc. - Class B (a)	3	17
eBay Inc.	31	1,376
El Pollo Loco Holdings, Inc.	2	15
Escalade, Incorporated	1	12
Ethan Allen Interiors Inc.	3	96
ETSY, Inc. (a)	4	365
Expedia Group, Inc. (a)	3	322
Fiesta Restaurant Group, Inc. (a)	3	22
Five Below, Inc. (a)	3	620
Flexsteel Industries, Inc.	1	15
Floor & Decor Holdings, Inc. - Class A (a)	6	608
Foot Locker, Inc. (b)	11	298
Ford Motor Company	128	1,936
Fossil Group, Inc. (a)	5	13
Fox Factory Holding Corp. (a)	3	337
Franchise Group, Inc.	2	65
Frontdoor, Inc. (a)	6	180
GameStop Corp. - Class A (a)	2	54
Garmin Ltd.	7	700
General Motors Company	48	1,868
Genesco Inc. (a)	2	57
Gentex Corporation	18	526
Gentherm Incorporated (a)	3	142
Genuine Parts Company	6	1,045
G-III Apparel Group, Ltd. (a)	8	145
Gopro Inc. - Class A (a)	8	33
Graham Holdings Co., Ltd. - Class B	—	233
Grand Canyon Education, Inc. (a)	2	257
Green Brick Partners, Inc. (a)	3	149
Group 1 Automotive, Inc.	2	481
Guess ?, Inc.	8	151
H & R Block, Inc.	9	277
Hamilton Beach Brands Holding Company - Class A	1	10
Hanesbrands Inc. (b)	31	139
Harley-Davidson, Inc.	13	466
Hasbro, Inc.	7	433
Haverty Furniture Companies, Inc.	2	47
Helen of Troy Limited (a)	2	201
Hibbett Inc.	2	68
Hilton Grand Vacations Inc. (a)	2	96
Hilton Worldwide Holdings Inc.	8	1,153
Hooker Furnishings Corporation	1	25
Hovnanian Enterprises, Inc. - Class A (a)	1	52
Hyatt Hotels Corporation - Class A	2	215
Installed Building Products, Inc.	2	298
iRobot Corporation (a)	2	98
Jack in the Box Inc.	1	133
Johnson Outdoors Inc. - Class A	1	59
KB Home	7	371
Kohl's Corporation	14	318
Kontoor Brands, Inc.	3	144
Lakeland Industries, Inc.	—	2
Lands' End, Inc. (a)	2	12
Las Vegas Sands Corp. (a)	6	339
Laureate Education, Inc. - Class A	15	186
La-Z-Boy Incorporated	3	75
LCI Industries	2	296
Lear Corporation	5	687
Leggett & Platt, Incorporated	12	356
Lennar Corporation - Class A	11	1,415
Lennar Corporation - Class B	1	119
Leslie's, Inc. (a)	3	25
Levi Strauss & Co. - Class A	9	134
LGI Homes, Inc. (a)	2	293
Lifetime Brands, Inc.	1	6
Light & Wonder, Inc. (a)	6	417
Lithia Motors, Inc. - Class A	2	686
LKQ Corporation	11	660
LL Flooring, Inc. (a)	1	4
Lowe`s Companies, Inc.	13	2,984
Lucid Group, Inc. (a) (b)	13	86
Lululemon Athletica Canada Inc. (a)	3	1,051
M.D.C. Holdings, Inc.	5	234
M/I Homes, Inc. (a)	2	191
Macy's, Inc.	29	468
Malibu Boats, Inc. - Class A (a)	2	95
Marine Products Corporation	2	29
MarineMax, Inc. (a)	3	96
Marriott International, Inc. - Class A	7	1,353
Marriott Vacations Worldwide Corporation	3	381
MasterCraft Boat Holdings, Inc. (a)	1	25
Mattel, Inc. (a)	28	537
McDonald's Corporation	16	4,886
Meritage Homes Corporation	4	567
MGM Resorts International	11	498
Modine Manufacturing Company (a)	4	147
Mohawk Industries, Inc. (a)	3	275
Monarch Casino & Resort, Inc.	1	49
Monro, Inc.	3	114
Motorcar Parts of America, Inc. (a)	2	15
Movado Group, Inc.	1	29
Murphy USA Inc.	2	474
Nathan's Famous, Inc.	1	47
National Vision Holdings, Inc. (a)	5	117
Nautilus, Inc. (a)	3	4
Newell Brands Inc.	33	283
Nike, Inc. - Class B	31	3,390
Nishka, Inc. - Class A (a)	3	34
Nordstrom, Inc.	7	141
Norwegian Cruise Line Holdings Ltd. (a)	6	134
NVR, Inc. (a)	—	1,410
Ollie's Bargain Outlet Holdings, Inc. (a)	5	291
OneSpaWorld Holdings Limited (a)	7	83
O'Reilly Automotive, Inc. (a)	1	1,377
Oxford Industries, Inc.	1	142
Papa John's International, Inc.	2	156
Patrick Industries, Inc.	3	208
PENN Entertainment, Inc. (a)	6	155
Penske Automotive Group, Inc.	7	1,121
Perdoceo Education Corporation (a)	9	112
PetMed Express, Inc.	2	32
Planet Fitness, Inc. - Class A (a)	5	339
Playa Hotels & Resorts N.V. (a)	13	105
Polaris Inc.	5	657
Pool Corporation	2	594
Potbelly Corporation (a)	2	18
PulteGroup, Inc.	25	1,937
Purple Innovation, Inc. (a) (b)	5	13
PVH Corp.	5	407
Quantumscape Battery, Inc. - Class A (a) (b)	3	24
Qurate Retail, Inc. - Series A (a)	37	36
Ralph Lauren Corporation - Class A	4	468
Red Robin Gourmet Burgers, Inc. (a)	1	20
Red Rock Resorts, Inc. - Class A	3	154
Revolve Group Inc. - Class A (a) (b)	1	19
RH (a) (b)	1	399
Rocky Brands, Inc.	1	13
Ross Stores, Inc.	14	1,539
Royal Caribbean Cruises Ltd.	8	841
Sally Beauty Holdings, Inc. (a)	6	71
Seaworld Entertainment, Inc. (a)	3	173
Service Corporation International	13	853
Shake Shack, Inc. - Class A (a)	3	195
Shoe Carnival, Inc.	3	82
Signet Jewelers Limited	7	429
Six Flags Operations Inc. (a)	5	141
Skechers U.S.A., Inc. - Class A (a)	9	498
Skyline Champion Corporation (a)	4	267
Sleep Number Corporation (a)	1	39
Smith & Wesson Brands, Inc.	6	83
Sonic Automotive, Inc. - Class A	3	147
Sonos, Inc. (a)	6	92
Sportsman's Warehouse Holdings, Inc. (a)	3	18
Standard Motor Products, Inc.	2	90
Starbucks Corporation	25	2,523
Steven Madden, Ltd.	6	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	58
Strategic Education, Inc.	1	93
Strattec Security Corporation (a)	—	4
Stride, Inc. (a)	5	170
Superior Group of Companies, Inc.	1	9
Superior Industries International, Inc. (a)	2	7
Tapestry, Inc.	24	1,007
Taylor Morrison Home II Corporation - Class A (a)	11	561
Tempur Sealy International, Inc.	9	372
Tesla Inc. (a)	53	13,837
Texas Roadhouse, Inc. - Class A	5	537
The Aaron's Company, Inc.	3	41
The Buckle, Inc.	6	195
The Cato Corporation - Class A	2	18
The Cheesecake Factory Incorporated	6	205
The Children's Place, Inc. (a)	2	51
The Container Store Group, Inc. (a)	3	9
The Gap, Inc.	32	290
The Goodyear Tire & Rubber Company (a)	25	339
The Home Depot, Inc.	29	9,079
The Lovesac Company (a)	1	35
The ODP Corporation (a)	6	262
The One Group Hospitality, Inc. (a)	2	11
The Steak N Shake Company - Class A (a)	—	10
The Steak N Shake Company - Class B (a)	—	22
The TJX Companies, Inc.	36	3,022
The Wendy's Company	16	346
Thor Industries, Inc.	5	534
Tile Shop Holdings, Inc. (a) (b)	7	38
Tilly's, Inc. - Class A (a)	1	8
Toll Brothers, Inc.	8	625
TopBuild Corp. (a)	3	793
Topgolf Callaway Brands Corp. (a)	14	273
Tractor Supply Company	5	1,018
Travel + Leisure Co.	4	167
TRI Pointe Homes Holdings, Inc. (a)	8	252
Ulta Beauty, Inc. (a)	2	1,129
Under Armour, Inc. - Class A (a)	11	81
Under Armour, Inc. - Class C (a)	14	93
Unifi, Inc. (a)	2	17
Universal Electronics Inc. (a)	1	8
Universal Technical Institute, Inc. (a)	2	11
Upbound Group, Inc.	6	173
Urban Outfitters, Inc. (a)	7	239
V.F. Corporation	17	318
Vail Resorts, Inc.	3	639
Valvoline, Inc.	6	242
Vera Bradley, Inc. (a)	3	20
Victoria's Secret & Co. (a)	5	86
Vista Outdoor Inc. (a)	5	129
Visteon Corporation (a)	2	293
Vitamin Oldco Holdings, Inc. (a) (d)	7	—
Vizio Holding Corp. - Class A (a)	7	45
VOXX International Corporation - Class A (a)	2	24
Wayfair Inc. - Class A (a)	2	119
Weyco Group, Inc.	1	25
Whirlpool Corporation	4	580
Williams-Sonoma, Inc.	6	695
Wingstop Inc.	1	194
Winmark Corporation	—	82
Winnebago Industries, Inc. (b)	2	145
Wolverine World Wide, Inc.	3	42
Wyndham Hotels & Resorts, Inc.	7	478
Wynn Resorts, Limited	3	329
YETI Holdings, Inc. (a)	5	184
Yum! Brands, Inc.	7	926
Zumiez Inc. (a)	2	37
		158,525
Health Care 11.7%
10X Genomics, Inc. - Class A (a)	1	79
Abbott Laboratories	30	3,218
AbbVie Inc.	48	6,449
Acadia Healthcare Company, Inc. (a)	6	454
Accolade, Inc. (a)	8	112
Accuray Incorporated (a)	6	22
Adaptive Biotechnologies Corporation (a)	4	24
Addus HomeCare Corporation (a)	1	103
Adicet Therapeutics, Inc. (a) (b)	7	16
Adverum Biotechnologies, Inc. (a)	10	16
Affimed N.V. (a)	8	5
Agilent Technologies, Inc.	5	591
Agiliti, Inc. (a) (b)	4	59
Agilon Health Management, Inc. (a) (b)	8	138
Agios Pharmaceuticals, Inc. (a)	2	60
Aldeyra Therapeutics, Inc. (a)	4	35
Alector, Inc. (a)	5	32
Align Technology, Inc. (a)	1	472
Alkermes Public Limited Company (a)	9	283
Allakos Inc. (a)	—	2
Allogene Therapeutics, Inc. (a)	13	66
Alnylam Pharmaceuticals, Inc. (a)	3	640
Amedisys, Inc. (a)	2	202
American Well Corporation - Class A (a)	6	13
AmerisourceBergen Corporation	6	1,166
Amgen Inc.	15	3,352
AMN Healthcare Services, Inc. (a)	4	405
Amneal Pharmaceuticals, Inc. - Class A (a)	5	15
Amphastar Pharmaceuticals, Inc. (a)	4	243
Anaptysbio, Inc. (a)	2	40
AngioDynamics, Inc. (a)	4	46
ANI Pharmaceuticals, Inc. (a)	1	42
Anika Therapeutics, Inc. (a)	1	39
Apellis Pharmaceuticals, Inc. (a)	2	166
Apollo Medical Holdings, Inc. (a)	2	63
Arcturus Therapeutics Holdings Inc. (a)	3	83
Arcus Biosciences, Inc. (a)	6	112
Arcutis Biotherapeutics, Inc. (a)	6	58
Ardelyx, Inc. (a)	1	3
Artivion, Inc. (a)	3	48
Atara Biotherapeutics, Inc. (a)	4	7
AtriCure, Inc. (a)	2	85
Atrion Corporation	—	92
Avanos Medical, Inc. (a)	5	116
Avantor, Inc. (a)	27	562
Avidity Biosciences, Inc. (a)	2	26
AxoGen, Inc. (a)	5	49
Axonics, Inc. (a)	1	69
Azenta, Inc. (a)	2	74
Baxter International Inc.	18	819
Becton, Dickinson and Company	5	1,221
Biogen Inc. (a)	4	1,009
BioLife Solutions, Inc. (a)	2	45
BioMarin Pharmaceutical Inc. (a)	6	488
Bio-Rad Laboratories, Inc. - Class A (a)	1	355
Bio-Techne Corporation	4	290
Bluebird Bio, Inc. (a) (b)	4	13
Blueprint Medicines Corporation (a)	2	149
Boston Scientific Corporation (a)	25	1,361
Bristol-Myers Squibb Company	65	4,145
Brookdale Senior Living Inc. (a)	23	96
Bruker Corporation	6	465
C4 Therapeutics, Inc. (a)	7	19
Cara Therapeutics, Inc. (a)	4	12
Cardinal Health, Inc.	8	765
Caredx, Inc. (a)	2	14
Castle Biosciences, Inc. (a)	—	—
Catalent, Inc. (a)	6	249
Catalyst Pharmaceuticals, Inc. (a)	7	101
Celldex Therapeutics, Inc. (a)	1	24
Centene Corporation (a)	16	1,099
Certara, Inc. (a)	6	105
Charles River Laboratories International, Inc. (a)	3	543
Chemed Corporation	1	580
Chinook Therapeutics, Inc. (a)	5	179
Cigna Corporation	10	2,869
Cogent Biosciences, Inc. (a)	7	81
Collegium Pharmaceutical, Inc. (a)	2	36
Community Health Systems, Inc. (a)	12	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Computer Programs and Systems, Inc. (a)	1	18
CONMED Corporation	2	209
Corcept Therapeutics Incorporated (a)	6	129
CorVel Corporation (a)	1	246
CRISPR Therapeutics AG (a)	3	160
Cross Country Healthcare, Inc. (a)	2	67
Cryoport, Inc. (a) (b)	2	36
Cumberland Pharmaceuticals, Inc. (a)	1	1
CVS Health Corporation	32	2,194
Danaher Corporation	14	3,474
DaVita Inc. (a)	4	378
Day One Biopharmaceuticals, Inc. (a)	1	15
Deciphera Pharmaceuticals, Inc. (a)	5	73
Denali Therapeutics Inc. (a)	5	158
Dentsply Sirona Inc.	14	561
DexCom, Inc. (a)	5	614
Doximity, Inc. - Class A (a)	2	55
Dynavax Technologies Corporation (a)	4	58
Eagle Pharmaceuticals, Inc. (a)	1	26
Editas Medicine, Inc. (a)	2	15
Edwards Lifesciences Corporation (a)	10	907
Elanco Animal Health Incorporated (a)	23	236
Elevance Health, Inc.	6	2,580
Eli Lilly and Company	23	10,664
Embecta Corp.	1	20
Emergent BioSolutions Inc. (a)	4	30
Enanta Pharmaceuticals, Inc. (a)	2	34
Encompass Health Corporation	8	533
Enhabit Inc. (a)	4	45
Enovis Corporation (a)	3	214
Envista Holdings Corporation (a)	12	410
Enzo Biochem, Inc. (a)	4	6
Evolent Health, Inc. - Class A (a)	6	181
Exact Sciences Corporation (a)	7	688
Exelixis, Inc. (a)	21	402
Fate Therapeutics, Inc. (a)	2	7
Figs, Inc. - Class A (a)	9	72
Fulcrum Therapeutics, Inc. (a)	2	7
Fulgent Genetics, Inc. (a)	1	53
G1 Therapeutics, Inc. (a)	4	9
GE HealthCare Technologies Inc.	6	483
Generation Bio Co. (a)	2	12
Gilead Sciences, Inc.	41	3,180
Glaukos Corporation (a)	3	180
Globus Medical, Inc. - Class A (a)	6	335
Haemonetics Corporation (a)	3	297
Halozyme Therapeutics, Inc. (a)	8	277
Harmony Biosciences Holdings Inc. (a)	2	61
Harvard Bioscience, Inc. (a)	2	9
HCA Healthcare, Inc.	5	1,439
Health Catalyst, Inc. (a)	1	16
HealthEquity, Inc. (a)	5	297
Healthstream, Inc.	2	52
Henry Schein, Inc. (a)	6	453
Hologic, Inc. (a)	11	857
Horizon Orphan LLC (a)	2	29
Horizon Therapeutics Public Limited Company (a)	7	770
Humana Inc.	3	1,375
IDEAYA Biosciences, Inc. (a)	1	35
IDEXX Laboratories, Inc. (a)	3	1,290
Illumina, Inc. (a)	4	749
ImmunoGen, Inc. (a)	12	230
Immunovant, Inc. (a)	2	44
Inari Medical, Inc. (a)	1	51
Incyte Corporation (a)	6	387
Innoviva, Inc. (a)	12	152
Inogen, Inc. (a)	1	14
Inspire Medical Systems, Inc. (a)	—	91
Insulet Corporation (a)	1	227
Integer Holdings Corporation (a)	3	257
Integra LifeSciences Holdings Corporation (a)	5	211
Intellia Therapeutics, Inc. (a)	3	119
Intuitive Surgical, Inc. (a)	5	1,677
Iovance Biotherapeutics, Inc. (a)	10	72
IQVIA Holdings Inc (a)	7	1,501
Iradimed Corp.	—	21
Ironwood Pharmaceuticals, Inc. - Class A (a)	13	142
Iveric Bio, Inc. (a)	7	280
Jazz Pharmaceuticals Public Limited Company (a)	4	470
Johnson & Johnson	63	10,432
KalVista Pharmaceuticals Inc. (a)	2	17
Karuna Therapeutics, Inc. (a)	1	139
Kodiak Sciences Inc. (a)	3	18
Krystal Biotech, Inc. (a)	2	192
Kura Oncology, Inc. (a)	3	27
Kymera Therapeutics, Inc. (a)	2	45
Laboratory Corporation of America Holdings	4	995
Lantheus Holdings, Inc. (a)	3	247
LeMaitre Vascular, Inc.	2	108
Lensar, Inc. (a)	—	2
Ligand Pharmaceuticals Incorporated (a)	1	90
LivaNova PLC (a)	4	182
Lumos Pharma, Inc. (a)	—	1
MacroGenics, Inc. (a)	3	17
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	61
Masimo Corporation (a)	3	517
McKesson Corporation	3	1,364
Medpace Holdings, Inc. (a)	1	309
Medtronic, Inc.	23	2,035
MeiraGTx Holdings plc (a)	1	7
Merck & Co., Inc.	74	8,514
Merit Medical Systems, Inc. (a)	4	297
Mersana Therapeutics, Inc. (a)	8	25
Mesa Laboratories, Inc.	—	34
Mettler-Toledo International Inc. (a)	1	1,086
Mirati Therapeutics, Inc. (a)	2	55
Moderna, Inc. (a)	12	1,424
ModivCare Inc. (a)	2	71
Molina Healthcare, Inc. (a)	2	736
Morphic Holding, Inc. (a)	1	71
Myriad Genetics, Inc. (a)	6	131
National HealthCare Corporation	2	121
National Research Corporation	1	30
Nektar Therapeutics (a)	6	3
Neogenomics, Inc. (a)	3	51
Neurocrine Biosciences, Inc. (a)	4	354
Nevro Corp. (a)	2	47
NextGen Healthcare, Inc. (a)	7	120
NGM Biopharmaceuticals, Inc. (a)	4	9
Novocure Limited (a)	1	53
Nurix Therapeutics, Inc. (a)	3	33
NuVasive, Inc. (a)	4	158
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a) (d)	—	—
OmniAb, Inc. (a)	6	31
Omnicell, Inc. (a)	2	179
OPKO Health, Inc. (a) (b)	34	75
OptimizeRX Corporation (a)	2	36
Option Care Health, Inc. (a)	6	206
Orasure Technologies, Inc. (a)	4	21
Organogenesis Holdings Inc. - Class A (a)	8	27
Organon & Co.	16	339
Orthofix Medical Inc. (a)	3	63
Orthopediatrics Corp. (a)	1	60
Outset Medical, Inc. (a)	3	76
Owens & Minor, Inc. (a)	7	130
Pacific Biosciences of California, Inc. (a)	5	73
Pacira Pharmaceuticals, Inc. (a)	1	40
Patterson Companies, Inc.	8	277
PDL BioPharma, Inc. (a) (d)	6	9
Pediatrix Medical Group, Inc. (a)	7	97
Penumbra, Inc. (a)	1	429
Perrigo Company Public Limited Company	9	300
PetIQ, Inc. - Class A (a)	2	24
Pfizer Inc.	179	6,575
Phibro Animal Health Corporation - Class A	2	22
Phreesia, Inc. (a)	4	127
Pliant Therapeutics, Inc. (a)	—	4
PMV Pharmaceuticals, Inc. (a)	6	40
Poseida Therapeutics, Inc. (a)	5	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pphm, Inc. (a)	3	36
Premier Healthcare Solutions, Inc. - Class A	9	256
Prestige Consumer Healthcare Inc. (a)	5	311
Progyny, Inc. (a)	2	77
Protagonist Therapeutics, Inc. (a)	6	167
Prothena Corporation Public Limited Company (a)	3	196
Psychemedics Corporation	1	2
Quest Diagnostics Incorporated	5	662
R1 RCM Holdco Inc. (a)	7	135
RadNet, Inc. (a)	4	123
Recursion Pharmaceuticals, Inc. - Class A (a)	8	56
Regeneron Pharmaceuticals, Inc. (a)	3	1,903
Regenxbio Inc. (a)	3	69
Relay Therapeutics, Inc. (a)	2	28
Repligen Corporation (a)	2	353
Replimune Group, Inc. (a)	3	78
ResMed Inc.	3	682
Revolution Medicines, Inc. (a)	3	83
Revvity, Inc.	5	566
Rhythm Pharmaceuticals, Inc. (a)	1	8
Rocket Pharmaceuticals, Inc. (a)	3	68
Sage Therapeutics Inc. (a)	1	62
Sangamo Therapeutics, Inc. (a)	13	17
Sarepta Therapeutics, Inc. (a)	1	138
Schrodinger, Inc. (a)	1	47
Seagen Inc. (a)	2	479
Seer, Inc. - Class A (a)	8	34
Select Medical Holdings Corporation	13	415
Sgry, LLC (a)	3	151
Shockwave Medical, Inc. (a)	1	162
SI-BONE, Inc. (a)	2	66
SIGA Technologies, Inc.	6	28
Sight Sciences, Inc. (a)	3	22
Simulations Plus, Inc.	2	69
Sotera Health LLC (a)	13	239
Spectrum Pharmaceuticals, Inc. (a)	3	3
Springworks Therapeutics, Inc. (a) (b)	1	27
STAAR Surgical Company (a)	1	54
Steris Limited	3	748
Stoke Therapeutics, Inc. (a)	2	24
Stryker Corporation	5	1,612
Supernus Pharmaceuticals, Inc. (a)	5	138
Surmodics, Inc. (a)	1	45
Sutro Biopharma, Inc. (a)	6	28
Syndax Pharmaceuticals, Inc. (a)	1	13
Syneos Health, Inc. - Class A (a)	7	304
Taro Pharmaceutical Industries Ltd (a)	3	113
Tarsus Pharmaceuticals, Inc. (a)	2	28
Teladoc Health, Inc. (a)	5	139
Teleflex Incorporated	2	444
Tenet Healthcare Corporation (a)	8	614
The Cooper Companies, Inc.	2	617
The Ensign Group, Inc.	5	449
The Pennant Group, Inc. (a)	3	33
Thermo Fisher Scientific Inc.	7	3,512
Twist Bioscience Corporation (a)	1	11
U. S. Physical Therapy, Inc.	1	136
UFP Technologies, Inc. (a)	—	58
United Therapeutics Corporation (a)	2	483
UnitedHealth Group Incorporated	22	10,520
Universal Health Services, Inc. - Class B	5	765
Utah Medical Products, Inc.	—	19
Vanda Pharmaceuticals Inc. (a)	5	32
Varex Imaging Corporation (a)	6	141
Veeva Systems Inc. - Class A (a)	2	404
Veracyte, Inc. (a)	3	87
Veradigm Inc. (a)	13	163
Vericel Corporation (a)	2	65
Vertex Pharmaceuticals Incorporated (a)	4	1,544
Viatris Inc.	44	441
Waters Corporation (a)	2	531
West Pharmaceutical Services, Inc.	2	673
Xencor, Inc. (a)	4	108
Zentalis Pharmaceuticals, Inc. (a)	3	94
Zimmer Biomet Holdings, Inc.	7	1,006
ZimVie Inc. (a)	1	7
Zoetis Inc. - Class A	12	2,063
		156,544
Communication Services 6.8%
Activision Blizzard, Inc. (a)	19	1,571
Alphabet Inc. - Class A (a)	100	11,929
Alphabet Inc. - Class C (a)	89	10,728
Altice USA, Inc. - Class A (a)	13	40
AMC Networks, Inc. - Class A (a)	4	52
Angi Inc. - Class A (a) (b)	7	24
Anterix Inc. (a)	1	48
AT&T Inc.	193	3,083
ATN International, Inc.	3	94
Bandwidth Inc. - Class A (a)	1	10
Boston Omaha Corporation - Class A (a)	1	26
Bumble Inc. - Class A (a)	2	31
Cable One, Inc.	—	256
CarGurus, Inc. - Class A (a)	3	69
Cars.com Inc. (a)	9	180
Cinemark Holdings, Inc. (a)	3	46
Cogent Communications Holdings, Inc.	3	226
Comcast Corporation - Class A	153	6,371
Comscore, Inc. (a)	7	5
Consolidated Communications Holdings, Inc. (a)	13	50
DallasNews Corporation - Series A	1	3
DHI Group, Inc. (a)	—	1
Dish Network Corporation - Class A (a)	14	93
EchoStar Corporation - Class A (a)	4	72
Electronic Arts Inc.	8	1,046
Endeavor Group Holdings, Inc. - Class A (a)	3	68
Entravision Communications Corporation - Class A	6	24
Former Charter Communications Parent, Inc. - Class A (a)	4	1,612
Fox Corporation - Class A	11	377
Fox Corporation - Class B	11	356
Frontier Communications Parent, Inc. (a)	11	207
Gannett Co., Inc. (a)	17	38
Gray Television, Inc.	11	90
IDT Corporation - Class B (a)	3	72
iHeartMedia, Inc. - Class A (a)	8	31
IMAX Corporation (a)	6	106
Integral Ad Science Holding Corp. (a)	4	70
Intelsat Inflight LLC (a)	3	54
Iridium Communications Inc.	11	663
John Wiley & Sons, Inc. - Class A	4	120
John Wiley & Sons, Inc. - Class B	—	3
Liberty Broadband Corporation - Series A (a)	1	97
Liberty Broadband Corporation - Series C (a)	5	393
Liberty Latin America Ltd. - Class A (a)	2	19
Liberty Latin America Ltd. - Class C (a)	13	109
Liberty Media Corporation - Series A (a)	—	15
Liberty Media Corporation - Series A (a)	1	61
Liberty Media Corporation - Series A (a)	5	177
Liberty Media Corporation - Series C (a)	3	113
Liberty Media Corporation - Series C (a)	10	321
Liberty Media Corporation - Series C (a)	7	539
Lions Gate Entertainment Corp. - Class A (a)	5	40
Lions Gate Entertainment Corp. - Class B (a)	16	131
Live Nation Entertainment, Inc. (a)	7	617
Lumen Technologies Inc.	98	221
Magnite, Inc. (a)	7	98
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	303
Meta Platforms, Inc. - Class A (a)	68	19,654
Netflix, Inc. (a)	8	3,390
News Corporation - Class A	22	435
News Corporation - Class B	11	214
Nexstar Media Group, Inc. - Class A	4	719
Omnicom Group Inc.	12	1,135
Paramount Global - Class A	1	18
Paramount Global - Class B	25	396
Pinterest, Inc. - Class A (a)	6	164
Playtika Holding Corp. (a)	11	127
PubMatic, Inc. - Class A (a)	3	54
QuinStreet, Inc. (a)	2	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Quotient Technology Inc. (a)	7	28
Reading International, Inc. - Class A (a)	2	5
Roblox Corporation - Class A (a)	3	124
Roku Inc. - Class A (a)	3	182
Scholastic Corporation	3	136
Shenandoah Telecommunications Company	3	54
Shutterstock, Inc.	2	118
Sinclair, Inc. - Class A	4	55
Sirius XM Holdings Inc. (b)	36	161
Snap Inc. - Class A (a)	8	100
Sphere Entertainment Co. (a) (e)	2	74
Sphere Entertainment Co. - Class A (a)	2	61
Sphere Entertainment Co. - Class A	—	72
Spok Holdings, Inc.	2	28
Spotify Technology S.A. (a)	3	560
Take-Two Interactive Software, Inc. (a)	6	813
TechTarget, Inc. (a)	1	43
TEGNA Inc.	23	372
Telephone and Data Systems, Inc.	9	77
The E.W. Scripps Company - Class A (a)	8	71
The Interpublic Group of Companies, Inc.	25	957
The Marcus Corporation (b)	3	51
The New York Times Company - Class A	12	461
The Trade Desk, Inc. - Class A (a)	5	415
The Walt Disney Company (a)	41	3,692
Thryv Holdings, Inc. (a)	3	63
T-Mobile USA, Inc. (a)	15	2,052
Townsquare Media, Inc. - Class A	2	19
Travelzoo (a)	1	8
TripAdvisor, Inc. (a)	7	112
Truecar, Inc. (a)	12	28
United States Cellular Corporation (a)	2	42
Verizon Communications Inc.	243	9,028
Warner Bros. Discovery, Inc. - Series A (a)	78	976
Warner Music Group Corp. - Class A	5	122
WideOpenWest, Inc. (a)	3	24
World Wrestling Entertainment, Inc. - Class A	3	290
Yelp Inc. (a)	5	175
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	4	302
ZoomInfo Technologies Inc. - Class A (a)	2	63
		91,542
Energy 6.5%
Adams Resources & Energy, Inc.	—	9
Alto Ingredients, Inc. (a)	10	28
Antero Midstream Corporation	36	419
Antero Resources Corporation (a)	25	567
Apa Corp.	14	473
Arch Resources, Inc. - Class A	3	316
Archrock, Inc.	13	137
Ardmore Shipping Services (Ireland) Limited	4	53
Baker Hughes Company - Class A	35	1,113
Baytex Energy Corp. (a)	2	7
Berry Corporation (Bry)	5	37
Bristow Holdings U.S. Inc. (a)	1	15
Cactus, Inc. - Class A	4	163
California Resources Corporation	5	208
Callon Petroleum Company (a)	6	207
Centrus Energy Corp. - Class A (a)	1	36
ChampionX Corporation	15	470
Cheniere Energy, Inc.	7	1,080
Chesapeake Energy Corporation	12	964
Chevron Corporation	77	12,080
Chord Energy Corporation	3	466
Civitas Resources, Inc.	2	115
Clean Energy Fuels Corp. (a)	22	111
CNX Resources Corporation (a)	19	331
Comstock Resources, Inc.	27	313
ConocoPhillips	51	5,270
CONSOL Energy Inc.	5	317
Core Laboratories LP	4	93
Coterra Energy Inc.	58	1,473
CVR Energy, Inc.	9	260
Delek US Holdings, Inc.	8	203
Denbury Inc. (a)	5	462
Devon Energy Corporation	42	2,018
DHT Holdings, Inc.	22	191
Diamondback Energy, Inc.	13	1,765
DMC Global Inc. (a)	2	39
Dorian LPG Ltd.	3	75
Dril-Quip, Inc. (a)	4	95
DT Midstream, Inc.	7	335
Enlink Midstream, LLC	42	448
EOG Resources, Inc.	22	2,489
EQT Corporation	20	831
Equitrans Midstream Corporation	38	366
Evolution Petroleum Corporation	3	22
Expro Group Holdings N.V. (a)	4	64
Exxon Mobil Corporation	170	18,249
Forum Energy Technologies, Inc. (a)	1	14
Geospace Technologies Corporation (a)	1	5
Green Plains Inc. (a)	4	128
Gulf Island Fabrication, Inc. (a)	1	3
Gulfport Energy Operating Corporation (a)	1	94
Hallador Energy Company (a)	3	27
Halliburton Company	36	1,175
Helix Energy Solutions Group, Inc. (a)	22	160
Helmerich & Payne, Inc.	8	290
Hess Corporation	8	1,130
HF Sinclair Corporation	17	751
International Seaways, Inc.	2	75
Kinder Morgan, Inc.	54	922
Kosmos Energy Ltd. (a)	42	249
Liberty Energy Inc. - Class A	17	221
Magnolia Oil & Gas Corporation - Class A	15	323
Mammoth Energy Services, Inc. (a)	2	11
Marathon Oil Corporation	37	841
Marathon Petroleum Corporation	25	2,879
Matador Resources Company	11	598
Murphy Oil Corporation	12	460
Nabors Industries Ltd. (a)	1	80
NACCO Industries, Inc. - Class A	—	17
National Energy Services Reunited Corporation (a)	4	12
Natural Gas Services Group, Inc. (a)	2	17
New Fortress Energy Inc. - Class A (b)	3	92
Newpark Resources, Inc. (a)	10	54
NexTier Oilfield Solutions Inc. (a)	28	246
Noble Corporation PLC (a)	1	53
Nordic American Tankers Limited	31	112
Nov Inc.	29	471
Occidental Petroleum Corporation	39	2,286
Oceaneering International, Inc. (a)	12	217
Oil States International, Inc. (a)	6	44
ONEOK, Inc.	22	1,328
Overseas Shipholding Group, Inc. - Class A (a)	5	20
Ovintiv Canada ULC	20	753
Par Pacific Holdings, Inc. (a)	7	188
Patterson-UTI Energy, Inc.	17	203
PBF Energy Inc. - Class A	12	491
PDC Energy, Inc.	10	702
Peabody Energy Corporation	12	260
Permian Resources Corporation - Class A	20	218
Phillips 66	15	1,444
Phx Minerals Inc. - Class A	2	5
Pioneer Natural Resources Company	10	2,173
Propetro Holding Corp. (a)	11	90
Range Resources Corporation	16	479
REX American Resources Corporation (a)	1	18
RPC, Inc.	13	90
Schlumberger Limited	32	1,550
Scorpio Tankers Inc.	6	296
SEACOR Marine Holdings Inc. (a)	2	22
Select Energy Services, Inc. - Class A	12	95
SFL Corporation Ltd.	16	146
SM Energy Company	13	422
Solaris Oilfield Infrastructure, Inc. - Class A	2	16
Southwestern Energy Company (a)	72	431
STR Sub Inc. - Class A	3	68
Talos Energy Inc. (a)	7	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Targa Resources Corp.	8	605
TechnipFMC PLC (a)	27	454
Teekay Shipping (Canada) Ltd. (a)	7	44
Teekay Tankers Ltd. - Class A	—	17
TETRA Technologies, Inc. (a)	8	27
Texas Pacific Land Corporation	—	444
The Williams Companies, Inc.	41	1,325
Tidewater Inc. (a)	3	165
Transocean Ltd. (a) (c)	35	248
U.S. Silica Holdings, Inc. (a)	12	149
Valaris Limited (a)	2	112
Valero Energy Corporation	17	2,052
Vital Energy, Inc. (a) (b)	1	59
Vitesse Energy, Inc.	2	47
W&T Offshore, Inc. (a)	16	61
Weatherford International Public Limited Company (a)	5	352
World Kinect Corporation	5	108
		86,719
Consumer Staples 6.2%
Albertsons Companies, Inc. - Class A	12	254
Alico, Inc.	1	21
Altria Group, Inc.	39	1,771
Archer-Daniels-Midland Company	13	993
B&G Foods, Inc.	7	102
Bellring Intermediate Holdings, Inc. (a)	7	270
BJ's Wholesale Club Holdings, Inc. (a)	10	649
Brown-Forman Corporation - Class A	3	214
Brown-Forman Corporation - Class B	9	602
Bunge Limited	7	659
Calavo Growers, Inc.	2	48
Cal-Maine Foods, Inc.	5	203
Campbell Soup Company	15	672
Casey's General Stores, Inc.	3	655
Celsius Holdings, Inc. (a)	1	216
Central Garden & Pet Company (a)	1	44
Central Garden & Pet Company - Class A (a)	4	148
Church & Dwight Co., Inc.	8	839
Coca-Cola Consolidated, Inc.	1	481
Colgate-Palmolive Company	23	1,778
Conagra Brands, Inc.	18	596
Constellation Brands, Inc. - Class A	3	641
Costco Wholesale Corporation	10	5,266
Coty Inc. - Class A (a)	54	670
Darling Ingredients Inc. (a)	10	661
Del Monte Fresh Produce Company	5	140
Dollar General Corporation	5	929
Dollar Tree, Inc. (a)	9	1,247
e.l.f. Beauty, Inc. (a)	4	446
Edgewell Personal Care Colombia S A S	4	155
Energizer Holdings, Inc.	7	221
Farmer Bros. Co. (a) (b)	2	4
Flowers Foods, Inc.	15	385
Freshpet, Inc. (a)	1	51
General Mills, Inc.	16	1,203
Grocery Outlet Holding Corp. (a)	6	190
Herbalife Nutrition Ltd. (a)	8	110
Hormel Foods Corporation	16	632
Hostess Brands, Inc. - Class A (a)	14	350
Ingles Markets, Incorporated - Class A	2	151
Ingredion Incorporated	5	519
Inter Parfums, Inc.	3	358
J&J Snack Foods Corp.	1	212
John B. Sanfilippo & Son, Inc.	1	102
Kellogg Company	16	1,070
Keurig Dr Pepper Inc.	18	577
Kimberly-Clark Corporation	10	1,401
Kraft Foods Group, Inc.	18	648
Lamb Weston Holdings, Inc.	7	781
Lancaster Colony Corporation	1	276
Limoneira Company	1	17
McCormick & Company, Incorporated	7	578
McCormick & Company, Incorporated	1	53
Medifast, Inc.	—	46
MGPI Processing, Inc.	2	200
Mission Produce, Inc. (a)	3	41
Molson Coors Beverage Company - Class B	9	615
Mondelez International, Inc. - Class A	25	1,803
Monster Beverage 1990 Corporation (a)	12	670
National Beverage Corp. (a)	4	212
Natural Grocers By Vitamin Cottage, Inc.	2	26
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	10
Nu Skin Enterprises, Inc. - Class A	5	157
Oil-Dri Corporation of America	—	24
PepsiCo, Inc.	41	7,682
Performance Food Group Company (a)	9	547
Philip Morris International Inc.	33	3,214
Pilgrim's Pride Corporation (a)	14	291
Post Holdings, Inc. (a)	6	504
PriceSmart, Inc.	2	170
Reynolds Consumer Products Inc.	10	269
Seaboard Corporation	—	57
Seneca Foods Corporation - Class A (a)	1	22
Sovos Brands, Inc. (a)	4	73
Spartannash Company	6	125
Spectrum Brands Holdings, Inc.	3	227
Sprouts Farmers Market, Inc. (a)	9	340
Sysco Corporation	15	1,079
Target Corporation	14	1,815
The Andersons, Inc.	3	150
The Boston Beer Company, Inc. - Class A (a)	1	171
The Chefs' Warehouse, Inc. (a)	3	90
The Clorox Company	4	691
The Coca-Cola Company	91	5,493
The Duckhorn Portfolio Inc. (a)	3	41
The Estee Lauder Companies Inc. - Class A	6	1,089
The Hain Celestial Group, Inc. (a)	6	77
The Hershey Company	4	1,051
The Honest Company, Inc. (a)	13	21
The J.M. Smucker Company	4	642
The Kroger Co.	54	2,539
The Procter & Gamble Company	62	9,474
The Simply Good Foods Company (a)	7	250
Tootsie Roll Industries, Inc.	3	124
Treehouse Foods, Inc. (a)	5	244
Turning Point Brands, Inc.	2	46
Tyson Foods, Inc. - Class A	12	633
United Natural Foods, Inc. (a)	6	113
Universal Corporation	3	135
US Foods Holding Corp. (a)	16	686
USANA Health Sciences, Inc. (a)	2	116
Vector Group Ltd.	11	141
Village Super Market, Inc. - Class A	1	22
Vital Farms, Inc. (a)	3	30
Walgreens Boots Alliance, Inc.	25	721
Walmart Inc.	38	5,941
WD-40 Company	1	125
Weis Markets, Inc.	2	129
		82,464
Materials 4.2%
AdvanSix Inc.	4	150
Air Products and Chemicals, Inc.	4	1,289
Albemarle Corporation	4	833
Alcoa Corporation	13	429
Alpha Metallurgical Resources, Inc.	1	86
Amcor Pty Ltd	73	730
American Vanguard Corporation	4	64
Ampco-Pittsburgh Corporation (a)	1	3
AptarGroup, Inc.	5	522
Arconic Corporation (a)	10	308
Ardagh Metal Packaging S.A. (b)	7	26
Ashland Inc.	4	321
ATI Inc. (a)	8	345
Avery Dennison Corporation	4	671
Avient Corporation	7	279
Axalta Coating Systems Ltd. (a)	20	650
Balchem Corporation	2	269
Ball Corporation	16	957

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Berry Global Group, Inc.	13	839
Cabot Corporation	5	334
Carpenter Technology Corporation	5	286
Celanese Corporation - Class A	5	609
Century Aluminum Company (a)	8	74
CF Industries Holdings, Inc.	11	785
Chase Corporation	1	112
Clearwater Paper Corporation (a)	2	62
Cleveland-Cliffs Inc. (a)	55	918
Coeur Mining, Inc. (a)	17	49
Commercial Metals Company	12	611
Compass Minerals International, Inc.	3	113
Core Molding Technologies, Inc. (a)	1	18
Corteva, Inc.	17	969
Crown Holdings, Inc.	9	742
Dow Inc.	33	1,776
DuPont de Nemours, Inc.	15	1,057
Eagle Materials Inc.	3	621
Eastman Chemical Company	7	553
Ecolab Inc.	4	739
Ecovyst Inc. (a)	4	47
Element Solutions Inc.	19	374
Ferroglobe PLC (a)	13	63
FMC Corporation	4	411
Fortitude Gold Corporation	1	8
Freeport-McMoRan Inc.	33	1,331
FutureFuel Corp.	4	32
Glatfelter Corporation	4	14
Gold Resource Corporation	4	3
Graphic Packaging Holding Company	29	693
Greif, Inc. - Class A	3	215
Greif, Inc. - Class B	1	81
H.B. Fuller Company	4	298
Hawkins, Inc.	2	92
Haynes International, Inc.	2	78
Hecla Mining Company	43	222
Huntsman Corporation	18	494
Ingevity Corporation (a)	4	227
Innospec Inc.	2	217
International Flavors & Fragrances Inc.	10	765
International Paper Company	15	478
Intrepid Potash, Inc. (a)	2	47
Kaiser Aluminum Corporation	1	79
Knife River Corporation (a)	4	171
Koppers Holdings Inc.	2	79
Kronos Worldwide, Inc.	9	79
Legacy Vulcan Corp.	4	968
Linde Public Limited Company	11	4,132
Livent Corporation (a) (b)	7	182
Louisiana-Pacific Corporation (W VA)	8	637
LSB Industries, Inc. (a)	4	35
LyondellBasell Industries N.V. - Class A	23	2,125
Martin Marietta Materials, Inc.	2	1,053
Materion Corporation	2	232
MATIV Holdings, Inc.	5	76
Mercer International Inc.	11	89
Minerals Technologies Inc.	3	185
MOS Holdings Inc.	25	880
MP Materials Corp. - Class A (a)	6	134
Myers Industries, Inc.	3	67
NewMarket Corporation	1	360
Newmont Corporation	29	1,232
Nucor Corporation	16	2,652
O-I Glass, Inc. (a)	14	300
Olin Corporation	15	758
Olympic Steel, Inc.	1	52
Orion S.A.	3	68
Packaging Corporation of America	6	813
PPG Industries, Inc.	7	1,081
Quaker Chemical Corporation	1	198
Ramaco Resources, Inc. - Class A	5	42
Ramaco Resources, Inc. - Class B (a)	1	11
Ranpak Holdings Corp - Class A (a)	3	13
Rayonier Advanced Materials Inc. (a)	11	49
Reliance Steel & Aluminum Co.	4	1,216
Royal Gold, Inc.	2	276
RPM International Inc.	7	629
Ryerson Holding Corporation	3	113
Schnitzer Steel Industries, Inc. - Class A	3	80
Sealed Air Corporation	7	285
Sensient Technologies Corporation	3	235
Silgan Holdings Inc.	13	592
Sonoco Products Company	10	565
Southern Copper Corporation	4	301
Steel Dynamics, Inc.	16	1,758
Stepan Company	2	216
Summit Materials, Inc. - Class A (a)	10	372
SunCoke Energy, Inc.	8	62
Sylvamo Corporation	2	71
The Chemours Company	15	555
The Scotts Miracle-Gro Company	2	134
The Sherwin-Williams Company	7	1,868
TimkenSteel Corporation (a)	4	97
Tredegar Corporation	3	19
TriMas Corporation	5	126
Trinseo Public Limited Company	5	58
Tronox Holdings PLC	10	128
United States Lime & Minerals, Inc.	—	104
United States Steel Corporation	25	638
Universal Stainless & Alloy Products, Inc. (a)	1	10
Warrior Met Coal, Inc.	7	285
Westlake Corporation	6	683
WestRock Company	11	323
Worthington Industries, Inc.	4	271
		56,291
Utilities 2.5%
ALLETE, Inc.	3	198
Alliant Energy Corporation	8	445
Ameren Corporation	8	678
American Electric Power Company, Inc.	11	907
American States Water Company	2	158
American Water Works Company, Inc.	5	729
Artesian Resources Corporation - Class A	1	44
Atlantica Sustainable Infrastructure PLC	6	143
Atmos Energy Corporation	4	519
AVANGRID, Inc.	4	152
Avista Corporation	3	128
Black Hills Corporation	4	262
Brookfield Renewable Corporation - Class A	6	186
California Water Service Group	3	159
CenterPoint Energy, Inc.	19	558
Chesapeake Utilities Corporation	1	104
Clearway Energy, Inc. - Class A	4	97
Clearway Energy, Inc. - Class C	6	178
CMS Energy Corporation	9	547
Consolidated Edison, Inc.	9	790
Consolidated Water Co. Ltd.	2	45
Constellation Energy Group, Inc.	9	814
Dominion Energy, Inc.	20	1,024
DTE Energy Company	6	692
Duke Energy Corporation	18	1,577
Edison International	11	736
Entergy Corporation	6	542
Essential Utilities, Inc.	8	311
Evergy, Inc.	7	406
Eversource Energy	11	788
Exelon Corporation	23	918
FirstEnergy Corp.	18	696
Genie Energy Ltd. - Class B	2	28
Hawaiian Electric Industries, Inc.	6	217
IDACORP, Inc.	3	352
MGE Energy, Inc.	3	207
Middlesex Water Company	2	124
National Fuel Gas Company	5	255
New Jersey Resources Corporation	8	394
NextEra Energy, Inc.	44	3,287
NiSource Inc.	11	293
Northwest Natural Holding Company	2	90
NorthWestern Corporation	4	201
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
NRG Energy, Inc.	19	705
OGE Energy Corp.	13	450
One Gas, Inc.	4	281
Ormat Technologies, Inc.	4	351
Otter Tail Corporation	2	176
PG&E Corporation (a)	56	964
Pinnacle West Capital Corporation	6	514
PNM Resources, Inc.	6	278
Portland General Electric Company	5	251
PPL Corporation	24	640
Public Service Enterprise Group Incorporated	15	915
Sempra Energy	7	993
SJW Group	2	126
Southwest Gas Holdings, Inc.	4	238
Spire Inc.	3	199
Sunnova Energy International Inc. (a) (b)	6	109
The AES Corporation	20	421
The Southern Company	25	1,724
The York Water Company	1	60
UGI Corporation	9	253
Unitil Corporation	1	71
Via Renewables, Inc. - Class A (a)	—	2
Vistra Corp.	27	700
WEC Energy Group Inc.	9	804
Xcel Energy Inc.	15	903
		33,107
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	12	956
Cushman & Wakefield PLC (a)	17	136
Douglas Elliman Inc.	6	13
Dwight A. Walker Real Estate, Inc. - Class A	3	58
eXp World Holdings, Inc.	2	45
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	—	9
Jones Lang LaSalle Incorporated (a)	4	548
Kennedy-Wilson Holdings, Inc.	13	216
Marcus & Millichap Company	2	76
Newmark Group, Inc. - Class A	16	99
Rafael Holdings, Inc. - Class B (a)	1	3
Realogy Holdings Corp. (a)	13	88
Stratus Properties Inc.	—	12
Tejon Ranch Co. (a)	3	53
The Howard Hughes Corporation (a)	3	254
The Rmr Group Inc. - Class A	2	44
The St. Joe Company	6	279
Zillow Group, Inc. - Class A (a)	2	112
Zillow Group, Inc. - Class C (a)	8	408
		3,439
Total Common Stocks (cost $858,619)		1,333,729
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	2	54
Total Preferred Stocks (cost $54)		54
RIGHTS 0.0%
ABIOMED, Inc. (a) (d)	1	2
Achillion Pharmaceuticals, Inc. (a) (d)	8	2
Albireo Pharma, Inc. (a) (d)	2	4
Progenics Pharmaceuticals, Inc. (a) (b) (d)	—	1
Resolute Forest Products Inc. (a) (d)	8	9
Total Rights (cost $0)		18
OTHER EQUITY INTERESTS 0.0%
The Fresh Market, Inc. (a) (d) (f)	1	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (g) (h)	2,006	2,006
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (g) (h)	1,170	1,170
Total Short Term Investments (cost $3,176)		3,176
Total Investments 100.0% (cost $861,849)		1,336,977
Other Assets and Liabilities, Net 0.0%		297
Total Net Assets 100.0%		1,337,274

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	10	—
TE Connectivity Ltd.	11/28/16	650	1,069	0.1
Transocean Ltd.	07/07/15	415	248	—
		1,084	1,327	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,333,655	65	9	1,333,729
Preferred Stocks	54	—	—	54
Rights	—	—	18	18
Other Equity Interests	—	—	—	—
Short Term Investments	3,176	—	—	3,176
	1,336,885	65	27	1,336,977

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 20.7%
AAON, Inc.	9	850
AAR Corp. (a)	6	349
ABM Industries Incorporated	12	527
ACCO Brands Corporation	22	116
Acme United Corporation	1	17
Acuity Brands, Inc.	5	897
ACV Auctions Inc. - Class A (a)	23	397
Aerojet Rocketdyne Holdings, Inc. (a)	19	1,055
AeroVironment, Inc. (a)	5	488
Air Lease Corporation - Class A	20	828
Air Transport Services Group, Inc. (a)	13	239
Alamo Group Inc.	3	514
Alaska Air Group, Inc. (a)	19	1,001
Albany International Corp. - Class A	6	605
Alight, Inc. - Class A (a)	71	653
Allegiant Travel Company (a)	3	400
Allied Motion Technologies Inc.	4	145
Allison Systems, Inc.	17	933
Alta Equipment Group Inc. - Class A	8	145
Ameresco, Inc. - Class A (a) (b)	6	268
American Superconductor Corporation (a)	7	43
American Woodmark Corporation (a)	4	288
APi Group Corp (a)	47	1,275
Apogee Enterprises, Inc.	5	218
Applied Industrial Technologies, Inc.	7	1,012
ARC Document Solutions, Inc.	8	26
Arcbest Corporation	4	432
Arcosa, Inc.	9	674
Argan, Inc.	3	121
Armstrong World Industries, Inc.	7	544
Array Tech, Inc. (a)	12	262
ASGN Incorporated (a)	9	688
Astec Industries, Inc.	5	236
Astronics Corporation (a)	7	146
Astronics Corporation - Class B (a)	—	3
Asure Software, Inc. (a)	6	76
Atkore Inc. (a)	7	1,063
AZZ Inc.	5	209
Barnes Group Inc.	9	380
Barrett Business Services, Inc.	1	124
Beacon Roofing Supply, Inc. (a)	12	985
BGSF, Inc.	2	15
Blue Bird Global Corporation (a)	1	22
BlueLinx Holdings Inc. (a)	2	228
Boise Cascade Company	7	624
Bowman Consulting Group Ltd. (a)	3	104
Brady Corporation - Class A	8	367
BrightView Holdings, Inc. (a)	21	149
Broadwind Inc. (a)	2	7
BWXT Government Group, Inc.	13	937
Byrna Technologies Inc. (a)	1	6
Caci International Inc. - Class A (a)	1	373
Cadre Holdings, Inc.	1	27
Casella Waste Systems, Inc. - Class A (a)	8	692
CBIZ, Inc. (a)	9	459
CECO Environmental Corp. (a)	8	108
Chart Industries, Inc. (a) (b)	4	680
Cimpress Public Limited Company (a)	7	395
CIRCOR International, Inc. (a)	6	339
Civeo Corporation (a)	4	77
Clarivate PLC (a) (b)	6	59
Clean Harbors, Inc. (a)	4	666
Columbus McKinnon Corporation	6	238
Comfort Systems USA, Inc.	7	1,157
Commercial Vehicle Group, Inc. (a)	9	102
Concentrix Corporation	5	383
Concrete Pumping Holdings, Inc. (a)	12	93
Conduent Incorporated (a)	50	168
Construction Partners, Inc. - Class A (a)	6	188
Copa Holdings, S.A. - Class A	4	475
Core & Main, Inc. - Class A (a)	17	544
Costamare Inc. (b)	19	179
Covenant Logistics Group, Inc. - Class A	3	129
CRA International, Inc.	2	158
Crane Holdings, Co.	5	255
Crane Holdings, Co.	3	301
CSG Systems International, Inc.	5	273
CSW Industrials, Inc.	3	419
Curtiss-Wright Corporation	2	280
Daseke Companies, Inc. (a)	10	70
Deluxe Corporation	10	170
Distribution Solutions Group, Inc. (a)	4	194
DLH Holdings Corp. (a)	1	7
Donaldson Company, Inc.	1	44
Douglas Dynamics, Inc.	5	146
Driven Brands Holdings Inc. (a)	16	434
Ducommun Incorporated (a)	3	136
Dun & Bradstreet Holdings, Inc.	36	411
DXP Enterprises, Inc. (a)	4	161
Dycom Industries, Inc. (a)	5	578
Eagle Bulk Shipping Inc. (b)	3	140
Eastern Company The	1	22
Elance, Inc. (a)	2	21
EMCOR Group, Inc.	3	521
Encore Wire Corporation	3	601
Energy Recovery, Inc. (a)	8	228
Enerpac Tool Group Corp. - Class A	8	208
EnerSys	7	765
Eneti Inc.	8	103
Ennis, Inc.	5	111
EnPro Industries, Inc.	4	509
ESAB Corporation	6	416
ESCO Technologies Inc.	4	436
EVI Industries, Inc. (a)	4	78
ExlService Holdings, Inc. (a)	5	820
Exponent, Inc.	8	735
Federal Signal Corporation	10	632
First Advantage Corporation (a)	9	146
Flowserve Corporation	22	816
Fluor Corporation (a)	23	686
Forrester Research, Inc. (a)	4	117
Forward Air Corporation	4	475
Franklin Covey Co. (a)	3	145
Franklin Electric Co., Inc.	8	845
FTI Consulting, Inc. (a)	2	460
FuelCell Energy, Inc. (a) (b)	63	136
Gates Industrial Corporation PLC (a)	50	668
GATX Corporation	6	789
Genco Shipping & Trading Limited	11	156
Generac Holdings Inc. (a)	—	43
Gibraltar Industries, Inc. (a)	5	345
Global Industrial Company	5	153
GMS Inc. (a)	7	486
GrafTech International Ltd.	39	195
Graham Corporation (a)	2	31
Granite Construction Incorporated	8	310
Great Lakes Dredge & Dock Corporation (a)	16	128
Greenpower Motor Company Inc. (a) (b)	4	10
Griffon Corporation	10	385
GXO Logistics Inc. (a)	16	976
H&E Equipment Services, Inc.	6	253
Harsco Corporation (a)	19	186
Hawaiian Holdings, Inc. (a)	11	121
Hayward Holdings, Inc. (a)	25	324
Healthcare Services Group, Inc.	13	197
Heartland Express, Inc.	12	201
Heidrick & Struggles International, Inc.	5	128
Helios Technologies, Inc.	5	358
Herc Holdings Inc.	5	668
Heritage-Crystal Clean, Inc. (a)	6	216
Hertz Global Holdings, Inc. (a)	50	924
Hexcel Corporation	10	727
Hillenbrand, Inc.	11	554
HireQuest, Inc.	1	16
HNI Corporation	9	254
Hub Group, Inc. - Class A (a)	6	471

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hudson Global, Inc. (a)	—	10
Hudson Technologies, Inc. (a)	10	99
Hurco Companies, Inc.	2	34
Huron Consulting Group Inc. (a)	3	268
Hyster-Yale Materials Handling, Inc. - Class A	4	202
IBEX Limited (a)	4	92
ICF International, Inc.	3	370
IES Holdings, Inc. (a)	5	292
Innodata Inc. (a)	6	66
Innovative Solutions and Support, Inc. (a)	4	29
Insperity, Inc.	6	696
Insteel Industries, Inc.	5	144
Interface, Inc. - Class A	11	100
ITT Inc.	—	42
Janus International Group, Inc. (a)	1	10
JELD-WEN Holding, Inc. (a)	14	250
JetBlue Airways Corporation (a)	54	475
John Bean Technologies Corporation	5	658
Kadant Inc.	2	446
Kaman Corporation	6	154
KBR, Inc.	4	240
Kelly Services, Inc. - Class A	8	145
Kennametal Inc.	14	395
Kforce Inc.	3	188
Kirby Corporation (a)	10	806
Korn Ferry	9	447
Kratos Defense & Security Solutions, Inc. (a)	21	301
L. B. Foster Company (a)	2	24
Landstar System, Inc.	1	261
LegalZoom.com, Inc. (a)	2	26
Limbach Holdings, Inc. (a)	2	60
Lindsay Corporation	2	202
Liquidity Services, Inc. (a)	8	126
LSI Industries Inc.	8	97
Luxfer Holdings PLC	6	91
Manitex International, Inc. (a)	1	5
ManpowerGroup Inc.	9	705
Marten Transport, Ltd.	13	287
Masonite International Corporation (a)	4	403
MasTec, Inc. (a)	1	138
Mastech Digital, Inc. (a)	3	26
Masterbrand, Inc. (a)	1	17
Matrix Service Company (a)	6	37
Matson Intermodal - Paragon, Inc.	7	519
Matthews International Corporation - Class A	7	302
Maximus, Inc.	11	922
Mayville Engineering Company, Inc. (a)	5	63
McGrath RentCorp	4	325
MDU Resources Group, Inc.	27	559
Mega Matrix Corp. (a)	3	4
Mercury Systems, Inc. (a)	10	353
Mesa Air Group, Inc. (a)	9	23
Miller Industries, Inc.	3	123
Millerknoll, Inc.	11	161
Mine Safety Appliances Company, LLC	6	1,035
Mistras Group, Inc. (a)	6	44
Monocle Acquisition Corporation (a)	9	133
Montrose Environmental Group, Inc. (a)	2	73
Moog Inc. - Class A	5	527
MRC Global Inc. (a)	19	190
MSC Industrial Direct Co., Inc. - Class A	8	734
Mueller Industries, Inc.	10	855
Mueller Water Products, Inc. - Class A	25	413
MYR Group Inc. (a)	3	385
National Presto Industries, Inc.	2	127
NN, Inc. (a)	11	27
Northwest Pipe Company (a)	2	62
Now, Inc. (a)	17	179
NV5 Global, Inc. (a)	2	234
Nvent Electric Public Limited Company	10	513
Omega Flex, Inc.	2	193
Openlane, Inc. (a)	17	258
Orion Energy Systems, Inc. (a)	5	9
Orion Group Holdings, Inc. (a)	6	17
Oshkosh Corporation	10	887
P.A.M. Transportation Services, Inc. (a)	5	128
Pangaea Logistics Solutions Ltd.	12	84
Park Aerospace Technologies Corp.	6	87
Park-Ohio Holdings Corp.	3	60
Parsons Corporation (a)	17	821
Patriot Transportation, Inc. (a)	—	3
PAYCOR HCM, Inc. (a)	3	67
Performant Financial Corporation (a)	20	54
Perma-Fix Environmental Services, Inc. (a)	1	15
PGT Innovations, Inc. (a)	11	323
Pitney Bowes Inc.	42	148
Plug Power Inc. (a) (b)	3	32
Powell Industries, Inc.	3	183
Preformed Line Products Company	1	203
Primoris Services Corporation	11	330
Proterra Operating Company, Inc. (a) (b)	19	23
Proto Labs, Inc. (a)	7	236
Quad/Graphics, Inc. - Class A (a)	8	32
Quanex Building Products Corporation	8	215
Quest Resource Holding Corporation (a)	1	10
Radiant Logistics, Inc. (a)	12	80
RBC Bearings Incorporated (a)	—	43
RCM Technologies, Inc. (a)	2	40
Red Violet, Inc. (a) (b)	1	16
Resideo Technologies, Inc. (a)	26	454
Resources Connection, Inc.	8	125
REV Group, Inc.	14	180
Rush Enterprises, Inc. - Class A	8	474
Rush Enterprises, Inc. - Class B	2	154
RXO Inc. (a)	15	332
Ryder System, Inc.	8	678
Saia, Inc. (a)	2	772
Schneider National, Inc. - Class B	16	466
Science Applications International Corporation	9	973
Shoals Technologies Group, Inc. - Class A (a)	15	385
Shyft Group, Inc.	8	170
Simpson Manufacturing Co., Inc.	8	1,057
SiteOne Landscape Supply, Inc. (a)	3	511
SkyWest, Inc. (a)	11	443
SP Plus Corporation (a)	4	150
Spirit Airlines, Inc.	17	291
SPX Technologies, Inc. (a)	7	613
Standex International Corporation	2	275
Steelcase Inc. - Class A	19	146
Stericycle, Inc. (a)	16	751
Sterling Check Corp. (a)	12	143
Sterling Infrastructure, Inc. (a)	8	456
SunPower Corporation (a) (b)	13	127
Sunrun Inc. (a) (b)	34	611
Taskus, Inc. - Class A (a)	3	38
Tecnoglass Inc.	8	400
Tennant Company	3	232
Terex Corporation	11	641
Tetra Tech, Inc.	—	39
Textainer Group Holdings Limited	9	341
The AZEK Company Inc. - Class A (a)	26	785
The Brink's Company	7	509
The Gorman- Rupp Company	6	174
The Greenbrier Companies, Inc.	7	314
The Manitowoc Company, Inc. (a)	9	175
The Timken Company	12	1,084
Thermon Group Holdings, Inc. (a)	9	231
Titan International, Inc. (a)	15	171
Titan Machinery Inc. (a)	5	149
TPI Composites, Inc. (a) (b)	8	80
Transcat, Inc. (a)	2	133
Trex Company, Inc. (a)	10	651
Trinet Group, Inc. (a)	10	962
Trinity Industries, Inc.	14	363
Triton International Limited	11	910
Triumph Group, Inc. (a)	13	162
TrueBlue, Inc. (a)	7	131
TTEC Holdings, Inc.	8	274
Tutor Perini Corporation (a)	15	106
Twin Disc, Incorporated (a)	1	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
U.S. Xpress Enterprises, Inc. - Class A (a)	7	44
UFP Industries, Inc.	11	1,072
Ultralife Corporation (a)	3	13
Unifirst Corporation	3	403
Univar Solutions Inc. (a)	28	1,005
Universal Logistics Holdings, Inc.	5	155
V2X, Inc. (a)	4	189
Valmont Industries, Inc.	4	1,105
Veritiv Corporation	3	315
Viad Corp (a)	5	133
Vicor Corporation (a)	5	269
Vm Consolidated, Inc. - Class A (a)	22	433
VSE Corporation	3	161
Wabash National Corporation	10	258
Watts Water Technologies, Inc. - Class A	5	853
Werner Enterprises, Inc.	11	505
WESCO International, Inc.	2	370
Willdan Group, Inc. (a)	4	78
Willis Lease Finance Corporation (a)	1	36
Woodward, Inc.	2	276
XPO, Inc. (a)	19	1,126
Yellow Corp. (a)	9	6
		105,255
Financials 17.0%
1st Security Bank of Washington	2	65
1st Source Corporation	5	190
Acacia Research Corporation (a)	11	47
ACNB Corporation	2	71
Affiliated Managers Group, Inc.	6	946
Alerus Financial Corporation	5	83
Amalgamated Financial Corp.	7	109
A-Mark Precious Metals, Inc.	6	212
Ambac Financial Group, Inc. (a)	10	149
Amerant Bancorp Inc. - Class A	8	138
American Equity Investment Life Holding Company	17	870
American National Bankshares Inc. (b)	3	87
Ameris Bancorp	13	460
Amerisafe, Inc.	4	218
Ames National Corporation	2	43
Argo Group International Holdings, Ltd.	8	249
Arrow Financial Corporation	4	90
Artisan Partners Asset Management Inc. - Class A	12	468
Assetmark Financial Holdings, Inc. (a)	11	341
Associated Banc-Corp	26	424
Associated Capital Group Inc. - Class A	1	22
Assured Guaranty Ltd.	11	594
Atlantic Union Bank	14	359
Atlanticus Holdings Corporation (a)	4	149
Avantax, Inc. (a)	4	95
Avidxchange Holdings, Inc. (a)	21	220
AXIS Capital Holdings Limited	16	854
Axos Financial, Inc. (a)	11	433
B. Riley & Co., LLC	4	191
Banc of California, Inc.	12	140
BancFirst Corporation	6	548
Bank First Corporation (b)	—	40
Bank of Hawaii Corporation (b)	7	291
Bank of Marin Bancorp	5	85
Bank of N.T. Butterfield & Son Limited (The)	10	263
Bank OZK	20	821
BankFinancial Corporation	3	22
BankUnited, Inc.	13	276
Bankwell Financial Group, Inc.	2	47
Banner Corporation	6	275
Bar Harbor Bankshares	4	95
Baycom Corp	3	51
BCB Bancorp, Inc.	5	58
Berkshire Hills Bancorp, Inc.	8	174
BGC Partners, Inc. - Class A	50	222
Blue Foundry Bancorp (a)	5	50
Blue Ridge Bankshares, Inc. (b)	3	31
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	7	549
Bread Financial Payments, Inc.	10	301
Bridge Investment Group Holdings Inc. - Class A	4	48
Bridgewater Bancshares, Inc. (a) (c)	8	75
Brighthouse Financial, Inc. (a)	12	576
Brightsphere Investment Group Inc.	9	185
Brookline Bancorp, Inc.	18	158
BRP Group, Inc. - Class A (a)	10	253
Business First Bancshares, Inc.	6	87
Byline Bancorp, Inc.	9	155
C&F Financial Corporation	1	38
Cadence Bank	32	623
Cambridge Bancorp	2	109
Camden National Corporation	3	106
Cannae Holdings, Inc. (a)	13	255
Cantaloupe, Inc. (a)	18	147
Capital Bancorp, Inc.	4	67
Capital City Bank Group, Inc.	4	134
Capitol Federal Financial	25	153
Capstar Financial Holdings, Inc.	6	77
Carter Bankshares, Inc. (a)	4	65
Cass Information Systems, Inc.	4	141
Cathay General Bancorp	13	428
Central Pacific Financial Corp.	7	106
Central Valley Community Bancorp	4	60
Chemung Financial Corporation	1	43
Citizens & Northern Corporation	4	85
City Holding Company	3	232
Civista Bancshares, Inc.	5	78
CNB Financial Corporation	4	77
CNO Financial Group, Inc.	4	105
Coastal Financial Corporation (a)	3	111
Codorus Valley Bancorp, Inc.	2	41
Cohen & Steers, Inc.	8	442
Colony Bankcorp, Inc.	3	27
Columbia Banking System, Inc.	32	654
Columbia Financial, Inc. (a) (b)	19	321
Commerce Bancshares, Inc.	12	586
Community Bank System, Inc.	10	459
Community Financial Corp.	1	29
Community Trust Bancorp, Inc.	5	161
ConnectOne Bancorp, Inc.	10	161
Consumer Portfolio Services, Inc. (a)	6	68
Crawford & Company - Class A	6	70
Crawford & Company - Class B	3	26
Credit Acceptance Corporation (a)	1	663
Crossfirst Bankshares, Inc. (a)	11	109
Cullen/Frost Bankers, Inc.	1	59
Customers Bancorp, Inc. (a)	7	224
CVB Financial Corp.	26	344
Diamond Hill Investment Group, Inc. - Class A	1	120
Dime Community Bancshares, Inc.	7	127
Donegal Group Inc. - Class A	7	102
Donnelley Financial Solutions, Inc. (a)	5	233
Eagle Bancorp Montana, Inc.	1	19
Eagle Bancorp, Inc.	6	126
Eastern Bankshares, Inc.	27	331
eHealth, Inc. (a)	2	20
Employers Holdings, Inc.	5	202
Encore Capital Group, Inc. (a) (b)	4	209
Enova International, Inc. (a)	7	347
Enstar Group Limited (a)	3	732
Enterprise Bancorp, Inc.	3	87
Enterprise Financial Services Corp.	7	270
Equity Bancshares, Inc. - Class A	4	94
Esquire Financial Holdings, Inc.	2	93
Essent Group Ltd.	19	875
Euronet Worldwide, Inc. (a)	9	1,076
Evans Bancorp, Inc.	1	36
Evercore Inc. - Class A	7	857
EVERTEC, Inc.	11	418
EZCORP, Inc. - Class A (a)	11	88
F.N.B. Corporation	64	732
Farmers & Merchants Bancorp, Inc. (b)	2	47
Farmers National Banc Corp.	8	101
FB Financial Corporation	8	219
Federal Agricultural Mortgage Corporation - Class C	2	250

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Federated Hermes, Inc. - Class B	16	566
Financial Institutions, Inc.	4	61
First American Financial Corporation	8	444
First Bancorp	7	219
First Bancorp.	33	402
First Bancshares Inc.	6	167
First Bank of New Jersey	4	37
First Busey Corporation	10	207
First Business Financial Services, Inc.	2	60
First Commonwealth Financial Corporation	19	238
First Community Bancshares, Inc.	4	129
First Community Corporation	1	18
First Financial Bancorp.	17	354
First Financial Bankshares, Inc.	19	555
First Financial Corporation	2	51
First Financial Northwest, Inc.	1	8
First Foundation Inc.	13	52
First Hawaiian, Inc.	23	416
First Internet Bancorp	3	40
First Interstate BancSystem, Inc. - Class A	19	451
First Merchants Corporation	11	305
First Mid Bancshares, Inc.	5	117
First United Corporation	—	7
First Western Financial, Inc. (a)	3	47
FirstCash Holdings, Inc.	8	771
Five Star Bancorp	2	54
Flushing Financial Corporation	7	91
Flywire Corporation (a)	19	586
Fulton Financial Corporation	29	348
FVCBankcorp, Inc. (a)	1	7
GCM Grosvenor Inc. - Class A	5	38
Genworth Financial, Inc. - Class A (a)	90	449
German American Bancorp, Inc.	5	142
Glacier Bancorp, Inc.	20	614
GoHealth, Inc. - Class A (a) (b)	1	21
Goosehead Insurance, Inc. - Class A (a)	3	173
Great Southern Bancorp, Inc.	3	162
Green Dot Corporation - Class A (a)	11	208
Greene County Bancorp, MHC	2	64
Greenhill & Co., Inc.	6	83
Greenlight Capital Re, Ltd. - Class A (a)	7	79
Guaranty Bancshares, Inc.	3	80
Hallmark Financial Services, Inc. (a)	—	1
Hamilton Lane Incorporated - Class A	6	503
Hancock Whitney Corporation	15	588
Hanmi Financial Corporation	8	115
HarborOne Bancorp, Inc.	11	97
HBT Financial, Inc.	6	119
HCI Group, Inc. (b)	3	155
Heartland Financial USA, Inc.	8	218
Hennessy Advisors, Inc. (b)	1	5
Heritage Commerce Corp	13	112
Heritage Financial Corporation	10	160
Heritage Global Solutions, Inc. (a)	3	10
Heritage Insurance Holdings, Inc.	5	19
Home Bancorp, Inc.	2	70
Home BancShares, Inc.	35	800
HomeStreet, Inc.	4	26
Hometrust Bancshares, Inc.	1	24
Hope Bancorp, Inc.	22	187
Horace Mann Educators Corporation	7	213
Horizon Bancorp, Inc.	10	106
Houlihan Lokey, Inc. - Class A	3	310
I3 Verticals, Inc. - Class A (a)	5	118
Independence Holdings, LLC	22	969
Independent Bank Corp.	8	346
Independent Bank Corporation	6	94
Independent Bank Group, Inc.	7	244
International Bancshares Corporation	11	493
International Money Express Inc. (a)	7	178
Investar Holding Corporation	2	27
Investors Title Company	—	71
James River Group, Inc.	9	155
Janus Henderson Group PLC	29	800
Kearny Financial Corp	16	116
Kingstone Companies, Inc.	1	2
Kingsway Financial Services Inc. (a)	2	16
Kinsale Capital Group, Inc.	1	242
Lakeland Bancorp, Inc.	13	179
Lakeland Financial Corporation	4	211
Lazard Ltd - Class A	4	130
LCNB Corp.	3	40
LendingClub Corporation (a)	13	129
LendingTree, Inc. (a)	3	69
Live Oak Bancshares, Inc.	8	202
Luther Burbank Corporation	10	85
Macatawa Bank Corporation	9	82
Maiden Holdings, Ltd. (a)	22	45
Mainstreet Bancshares, Inc.	1	32
Marqeta, Inc. - Class A (a)	73	356
MBIA Inc. (a)	6	48
Mercantile Bank Corporation	4	110
Merchants Bancorp, Inc.	7	191
Mercury General Corporation	10	306
Meridian Bank	4	35
Metrocity Bankshares, Inc.	7	117
Metropolitan Bank Holding Corp. (a)	2	81
MGIC Investment Corporation	51	805
Mid Penn Bancorp, Inc.	3	75
Middlefield Banc Corp. (b)	—	13
Midland States Bancorp, Inc.	5	107
MidWestOne Financial Group, Inc.	4	77
Moelis & Company - Class A	11	482
Mr. Cooper Group Inc. (a)	12	588
MVB Financial Corp.	3	62
National Bank Holdings Corporation - Class A	6	185
National Bankshares, Inc.	1	28
National Western Life Group, Inc. - Class A	1	373
Navient Corporation	24	454
NBT Bancorp Inc.	8	247
Nelnet, Inc. - Class A	5	469
Nerdwallet, Inc. - Class A (a)	1	12
New York Community Bancorp, Inc. - Series A (b)	20	222
NI Holdings Inc. (a)	3	47
Nicholas Financial, Inc. (a)	2	9
Nicolet Bankshares, Inc.	3	171
NMI Holdings, Inc. - Class A (a)	15	386
Northeast Bank	2	88
Northfield Bancorp Inc.	13	147
Northrim Bancorp, Inc.	1	53
Northwest Bancshares, Inc.	24	257
Norwood Financial Corp. (b)	2	48
Oak Valley Bancorp.	1	14
OceanFirst Financial Corp.	11	169
Ocwen Financial Corporation (a)	2	52
OFG Bancorp	9	226
Old National Bancorp	42	591
Old Republic International Corporation	3	84
Old Second Bancorp, Inc.	7	98
OP Bancorp	2	21
Open Lending Corporation - Class A (a)	19	200
Oportun Financial Corporation (a)	8	50
Oppenheimer Holdings Inc. - Class A	2	98
Origin Bancorp, Inc.	4	124
Orrstown Financial Services, Inc.	3	57
Oscar Health, Inc. - Class A (a)	5	37
P.C.B. Bancorp, Inc.	3	51
Pacific Premier Bancorp, Inc.	17	359
PacWest Bancorp	22	178
Palomar Holdings, Inc. (a)	4	227
Park National Corporation	3	303
Parke Bancorp, Inc.	3	50
Pathward Financial, Inc.	5	230
Paysafe Limited (a)	1	11
Paysign, Inc. (a)	8	20
Peapack-Gladstone Financial Corporation	5	123
Penns Woods Bancorp, Inc.	1	30
PennyMac Financial Services, Inc.	9	631
Peoples Bancorp Inc. (b)	7	190
Peoples Bancorp of North Carolina, Inc.	—	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Peoples Financial Services Corp.	2	80
Perella Weinberg Partners - Class A	1	11
Pinnacle Financial Partners, Inc.	14	795
Piper Sandler Companies	3	422
PJT Partners Inc. - Class A	3	233
Plumas Bancorp	—	9
Ponce Financial Group, Inc. (a)	4	33
Popular, Inc.	13	788
PRA Group, Inc. (a)	7	161
Preferred Bank	3	164
Premier Financial Corporation	9	142
Primerica, Inc.	4	783
Primis Financial Corp.	7	56
Princeton Bancorp, Inc.	1	31
ProAssurance Corporation	8	116
PROG Holdings, Inc. (a)	12	382
Prosperity Bancshares, Inc.	6	316
Provident Bancorp Inc.	1	10
Provident Financial Services, Inc.	13	220
QCR Holdings, Inc.	4	157
Radian Group Inc.	28	713
RBB Bancorp	5	62
Red River Bancshares, Inc.	2	94
Regional Management Corp.	2	66
Remitly Global, Inc. (a)	15	291
Renasant Corporation	10	265
Republic Bancorp, Inc. - Class A	4	163
Richmond Mutual Bancorporation, Inc.	3	32
Riverview Bancorp, Inc.	3	14
RLI Corp.	5	655
Root Inc. - Class A (a)	1	9
S & T Bancorp, Inc.	7	193
Safeguard Scientifics, Inc. (a)	6	9
Safety Insurance Group, Inc.	3	180
Sandy Spring Bancorp, Inc.	8	182
Seacoast Banking Corporation of Florida	14	306
Security National Financial Corporation - Class A (a)	3	29
Selective Insurance Group, Inc.	10	976
SelectQuote, Inc. (a)	3	5
ServisFirst Bancshares, Inc.	10	409
Shift4 Payments, LLC - Class A (a)	8	561
Shore Bancshares, Inc.	5	57
Sierra BanCorp	4	66
Silvercrest Asset Management Group Inc. - Class A	2	47
Simmons First National Corporation - Class A	23	400
SiriusPoint Ltd (a)	31	281
SLM Corporation	42	691
Smartfinancial, Inc.	4	95
South Plains Financial, Inc.	4	92
Southern First Bancshares, Inc. (a)	2	53
Southern Missouri Bancorp, Inc.	3	100
Southern States Bancshares, Inc.	1	11
Southside Bancshares, Inc.	6	149
Southstate Corporation	11	731
Stellar Bancorp, Inc.	10	239
StepStone Group Inc. - Class A	6	137
Sterling Bancorp, Inc. (a)	5	25
Stewart Information Services Corporation	5	209
Stifel Financial Corp.	6	357
Stock Yards Bancorp, Inc.	5	219
StoneX Group Inc. (a)	4	299
Summit Financial Group, Inc.	3	68
Synovus Financial Corp.	16	494
Territorial Bancorp Inc.	2	24
Texas Capital Bancshares, Inc. (a)	8	428
TFS Financial Corporation	31	387
The Bancorp, Inc. (a)	10	326
The First Bancorp, Inc.	3	65
The First of Long Island Corporation	5	59
The Hanover Insurance Group, Inc.	6	698
The Hingham Institute for Savings (b)	1	114
The Western Union Company	50	581
Third Coast Bancshares, Inc. (a)	1	22
Timberland Bancorp, Inc.	2	58
Tiptree Inc.	10	156
Tompkins Financial Corporation	3	155
TowneBank	13	309
TriCo Bancshares	6	202
Trinity Capital Inc. (b)	4	55
Triumph Financial, Inc. (a)	4	255
Trupanion, Inc. (a) (b)	3	67
Trustco Bank Corp N Y	5	139
Trustmark Corporation	11	235
UMB Financial Corporation	9	538
United Bankshares, Inc.	25	730
United Community Banks, Inc.	20	495
United Fire Group, Inc.	6	133
Unity Bancorp, Inc.	3	62
Universal Insurance Holdings, Inc.	8	131
Univest Financial Corporation	8	145
Unum Group	7	332
Usio, Inc. (a)	5	9
Valley National Bancorp	87	675
Value Line, Inc.	—	22
Veritex Holdings, Inc.	8	135
Victory Capital Holdings, Inc. - Class A	9	296
Virtu Financial, Inc. - Class A	18	300
Virtus Investment Partners, Inc.	1	252
Voya Financial, Inc.	1	50
Walker & Dunlop, Inc.	6	484
Washington Federal, Inc.	11	303
Washington Trust Bancorp, Inc.	4	97
Waterstone Financial, Inc.	5	78
Webster Financial Corporation	2	58
WesBanco, Inc.	11	277
West Bancorporation, Inc.	5	90
Westamerica Bancorporation	5	173
Western New England Bancorp, Inc.	6	35
Westwood Holdings Group, Inc.	2	26
White Mountains Insurance Group Ltd	—	692
Wintrust Financial Corporation	11	794
WisdomTree, Inc.	35	243
World Acceptance Corporation (a) (b)	1	163
WSFS Financial Corporation	11	421
Zurich American Corporation	12	560
		86,341
Consumer Discretionary 14.0%
1-800-Flowers.com, Inc. - Class A (a)	11	88
1stdibs.com, Inc. (a)	4	16
2U, Inc. (a)	11	43
Abercrombie & Fitch Co. - Class A (a)	12	440
Academy Sports & Outdoors, Inc.	20	1,058
Accel Entertainment, Inc. (a)	4	41
Acushnet Holdings Corp.	13	696
Adient Public Limited Company (a)	17	665
ADT, Inc.	10	61
Adtalem Global Education Inc. (a)	8	267
Allbirds, Inc. - Class A (a)	6	7
American Axle & Manufacturing Holdings, Inc. (a)	26	211
American Eagle Outfitters, Inc.	38	443
American Outdoor Brands, Inc. (a)	3	29
American Public Education, Inc. (a)	6	29
America's Car Mart, Inc. (a)	1	143
Ark Restaurants Corp.	1	11
ARKO Corp. - Class A	19	151
Asbury Automotive Group, Inc. (a)	4	903
Autoliv, Inc.	1	98
AutoNation, Inc. (a)	2	384
Bally's Corporation (a)	10	158
Barnes & Noble Education, Inc. (a)	11	14
Bassett Furniture Industries, Incorporated	2	34
Beazer Homes USA, Inc. (a)	7	194
Big 5 Sporting Goods Corporation	3	25
Big Lots, Inc. (b)	6	49
BJ's Restaurants, Inc. (a)	5	168
Bloomin' Brands, Inc.	13	352
Bluegreen Vacations Holding Corporation - Class A	2	70
Boot Barn Holdings, Inc. (a)	5	439

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Boyd Gaming Corporation	—	27
Bright Horizons Family Solutions, Inc. (a)	10	895
Brinker International, Inc. (a)	8	295
Brunswick Corporation	12	1,007
Build-A-Bear Workshop, Inc.	5	100
Caleres, Inc.	8	187
Camping World Holdings, Inc. - Class A	6	185
Capri Holdings Limited (a)	8	284
CarParts.com, Inc. (a)	10	42
Carriage Services, Inc.	3	112
Carrols Holdco Inc. (a)	13	64
Carter's, Inc.	7	493
Cavco Industries, Inc. (a)	2	453
Century Casinos, Inc. (a)	7	51
Century Communities, Inc.	6	434
Chegg, Inc. (a)	24	216
Chico's FAS, Inc. (a)	28	149
Choice Hotels International, Inc.	4	484
Chuy's Holdings, Inc. (a)	5	193
Citi Trends, Inc. (a)	3	47
Columbia Sportswear Company	10	806
Conn's, Inc. (a)	6	23
Cooper-Standard Holdings Inc. (a)	5	68
Coursera, Inc. (a)	19	246
Cracker Barrel Old Country Store, Inc. (b)	4	326
Culp, Inc. (a)	2	10
Dana Incorporated	28	469
Dave & Buster's Entertainment, Inc. (a)	8	358
Delta Apparel, Inc. (a)	2	20
Denny's Corporation (a)	11	130
Designer Brands Inc. - Class A	10	99
Destination XL Group, Inc. (a)	16	76
Dillard's, Inc. - Class A (b)	2	720
Dine Brands Global, Inc.	3	149
Dorman Products, Inc. (a)	5	411
Duluth Holdings Inc. - Class B (a)	6	40
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc.	8	70
Escalade, Incorporated	3	41
Ethan Allen Interiors Inc.	6	169
European Wax Center, Inc. - Class A (a)	7	128
Everi Holdings Inc. (a)	12	172
Express, Inc. (a)	14	9
Fiesta Restaurant Group, Inc. (a)	7	53
First Watch Restaurant Group, Inc. (a)	2	29
Fisker Group Inc. - Class A (a) (b)	9	49
Flexsteel Industries, Inc.	1	23
Foot Locker, Inc. (b)	17	466
Fossil Group, Inc. (a)	11	28
Fox Factory Holding Corp. (a)	7	772
Franchise Group, Inc.	6	166
Frontdoor, Inc. (a)	13	413
Full House Resorts, Inc. (a)	8	55
GameStop Corp. - Class A (a)	3	78
GAN Limited	5	8
Garrett Motion Inc. (a)	14	109
Genesco Inc. (a)	2	61
Gentex Corporation	17	498
Gentherm Incorporated (a)	6	316
G-III Apparel Group, Ltd. (a)	10	199
Gopro Inc. - Class A (a)	32	133
Graham Holdings Co., Ltd. - Class B	1	377
Grand Canyon Education, Inc. (a)	5	563
Green Brick Partners, Inc. (a)	7	420
Group 1 Automotive, Inc.	3	692
GrowGeneration Corp. (a)	9	30
Guess ?, Inc.	11	213
H & R Block, Inc.	23	726
Hamilton Beach Brands Holding Company - Class A	1	8
Hanesbrands Inc. (b)	51	231
Harley-Davidson, Inc.	17	606
Haverty Furniture Companies, Inc.	3	106
Helen of Troy Limited (a)	4	449
Hibbett Inc.	3	105
Hilton Grand Vacations Inc. (a)	19	854
Hooker Furnishings Corporation	4	68
Hovnanian Enterprises, Inc. - Class A (a)	1	128
Inspired Entertainment, Inc. (a)	7	104
Installed Building Products, Inc.	5	676
International Game Technology PLC	28	884
iRobot Corporation (a)	5	205
J.Jill, Inc. (a)	2	52
Jack in the Box Inc.	3	315
JAKKS Pacific, Inc. (a)	1	12
Johnson Outdoors Inc. - Class A	2	134
KB Home	13	695
Kirkland's, Inc. (a)	2	7
Kohl's Corporation	20	461
Kontoor Brands, Inc.	9	365
Koss Corporation (a)	1	3
Krispy Kreme, Inc.	10	143
Kura Sushi USA, Inc. (a)	2	197
Lakeland Industries, Inc.	2	23
Lands' End, Inc. (a)	7	51
Laureate Education, Inc. - Class A	27	326
La-Z-Boy Incorporated	8	228
Lazydays Holdings, Inc. (a)	3	32
LCI Industries	5	591
Legacy Housing Corporation (a)	6	140
Leggett & Platt, Incorporated	22	652
Leslie's, Inc. (a)	28	260
Levi Strauss & Co. - Class A	6	82
LGI Homes, Inc. (a)	4	550
Life Time Group Holdings, Inc. (a)	15	287
Lifetime Brands, Inc.	5	30
Light & Wonder, Inc. (a)	10	704
Lincoln Educational Services Corporation (a)	6	42
Lithia Motors, Inc. - Class A	1	204
LL Flooring, Inc. (a)	7	26
M.D.C. Holdings, Inc.	13	614
M/I Homes, Inc. (a)	2	181
Macy's, Inc.	49	783
Malibu Boats, Inc. - Class A (a)	4	230
Marine Products Corporation	4	71
MarineMax, Inc. (a)	5	163
Marriott Vacations Worldwide Corporation	6	796
MasterCraft Boat Holdings, Inc. (a)	4	133
Mattel, Inc. (a)	19	365
Meritage Homes Corporation	2	333
Modine Manufacturing Company (a)	12	385
Mohawk Industries, Inc. (a)	1	91
Monarch Casino & Resort, Inc.	2	146
Monro, Inc.	6	247
Motorcar Parts of America, Inc. (a)	6	47
Movado Group, Inc.	4	102
Murphy USA Inc.	3	1,012
Nathan's Famous, Inc.	1	91
National Vision Holdings, Inc. (a)	14	340
Nautilus, Inc. (a)	6	8
Newell Brands Inc.	15	134
Nishka, Inc. - Class A (a)	8	82
Noodles & Company - Class A (a)	11	36
Nordstrom, Inc.	26	538
Ollie's Bargain Outlet Holdings, Inc. (a)	10	594
OneSpaWorld Holdings Limited (a)	18	220
Oxford Industries, Inc.	3	271
Papa John's International, Inc.	5	391
Patrick Industries, Inc.	4	316
PENN Entertainment, Inc. (a)	23	546
Penske Automotive Group, Inc.	1	163
Perdoceo Education Corporation (a)	15	180
Petco Health And Wellness Company, Inc. - Class A (a)	8	72
PetMed Express, Inc.	5	68
Planet Fitness, Inc. - Class A (a)	9	634
Playa Hotels & Resorts N.V. (a)	29	237
PlayAGS, Inc. (a)	10	59
Polaris Inc.	1	118
Potbelly Corporation (a)	8	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Purple Innovation, Inc. (a) (b)	26	72
PVH Corp.	12	1,009
Quantumscape Battery, Inc. - Class A (a) (b)	19	151
Qurate Retail, Inc. - Series A (a)	56	56
RCI Hospitality Holdings, Inc.	2	139
Red Robin Gourmet Burgers, Inc. (a)	3	35
Red Rock Resorts, Inc. - Class A	9	412
Revolve Group Inc. - Class A (a) (b)	7	107
RH (a) (b)	3	845
Rocky Brands, Inc.	2	41
Rover Group, Inc. - Class A (a)	8	37
Sally Beauty Holdings, Inc. (a)	19	230
Seaworld Entertainment, Inc. (a)	10	547
Shake Shack, Inc. - Class A (a)	6	462
Shoe Carnival, Inc.	6	145
Signet Jewelers Limited	8	529
Six Flags Operations Inc. (a)	12	321
Skechers U.S.A., Inc. - Class A (a)	11	578
Skyline Champion Corporation (a)	10	628
Sleep Number Corporation (a)	5	132
Smith & Wesson Brands, Inc.	10	133
Solo Brands, Inc. - Class A (a)	5	30
Sonic Automotive, Inc. - Class A	4	209
Sonos, Inc. (a)	21	348
Sportsman's Warehouse Holdings, Inc. (a)	11	62
Standard Motor Products, Inc.	5	177
Steven Madden, Ltd.	13	439
Stitch Fix, Inc. - Class A (a)	20	75
Stoneridge, Inc. (a)	7	134
Strategic Education, Inc.	4	285
Strattec Security Corporation (a)	1	15
Stride, Inc. (a)	8	310
Superior Group of Companies, Inc.	3	32
Superior Industries International, Inc. (a)	7	24
Sypris Solutions, Inc. (a)	3	5
Taylor Morrison Home II Corporation - Class A (a)	21	1,010
Tempur Sealy International, Inc.	9	346
Texas Roadhouse, Inc. - Class A	1	143
The Aaron's Company, Inc.	8	114
The Buckle, Inc.	9	297
The Cato Corporation - Class A	5	37
The Cheesecake Factory Incorporated	8	272
The Children's Place, Inc. (a)	3	61
The Container Store Group, Inc. (a)	13	39
The Gap, Inc.	67	599
The Goodyear Tire & Rubber Company (a)	50	679
The Lovesac Company (a)	4	99
The ODP Corporation (a)	7	333
The One Group Hospitality, Inc. (a)	8	56
The Steak N Shake Company - Class A (a)	—	9
The Steak N Shake Company - Class B (a)	1	121
The Wendy's Company	35	770
Thor Industries, Inc.	10	1,008
Tile Shop Holdings, Inc. (a) (b)	11	62
Tilly's, Inc. - Class A (a) (b)	4	29
Toll Brothers, Inc.	7	562
TopBuild Corp. (a)	3	903
Topgolf Callaway Brands Corp. (a)	35	704
Travel + Leisure Co.	13	517
TRI Pointe Homes Holdings, Inc. (a)	18	599
Under Armour, Inc. - Class A (a)	35	252
Under Armour, Inc. - Class C (a)	41	277
Unifi, Inc. (a)	4	36
Universal Electronics Inc. (a)	3	33
Universal Technical Institute, Inc. (a)	8	58
Upbound Group, Inc.	9	282
Urban Outfitters, Inc. (a)	17	566
Valvoline, Inc.	12	447
Vera Bradley, Inc. (a)	8	49
Victoria's Secret & Co. (a)	12	214
Vince Holding Corp. (a)	1	3
Vista Outdoor Inc. (a)	10	286
Visteon Corporation (a)	5	669
Vizio Holding Corp. - Class A (a)	12	79
VOXX International Corporation - Class A (a)	7	87
Weyco Group, Inc.	3	68
Wingstop Inc.	5	1,019
Winmark Corporation	1	318
Winnebago Industries, Inc. (b)	6	368
Wolverine World Wide, Inc.	13	193
WW International, Inc. (a)	2	15
Wyndham Hotels & Resorts, Inc.	10	681
XPEL, Inc. (a)	4	325
YETI Holdings, Inc. (a)	15	584
Zumiez Inc. (a)	4	67
		71,024
Health Care 12.7%
10X Genomics, Inc. - Class A (a)	8	419
2Seventy Bio, Inc. (a)	1	9
4D Molecular Therapeutics, Inc. (a)	3	63
89Bio, Inc. (a)	3	48
Aadi Bioscience, Inc. (a)	6	40
AbSci Corporation (a) (b)	8	13
AC Immune SA (a)	2	5
Acadia Healthcare Company, Inc. (a)	4	330
Accolade, Inc. (a)	16	215
Accuray Incorporated (a)	30	116
Aclaris Therapeutics, Inc. (a)	9	92
Actinium Pharmaceuticals, Inc. (a)	5	35
Acumen Pharmaceuticals, Inc. (a)	2	9
Adaptive Biotechnologies Corporation (a)	30	203
Addus HomeCare Corporation (a)	3	307
Adicet Therapeutics, Inc. (a) (b)	8	20
ADMA Biologics, Inc. (a)	26	95
Adverum Biotechnologies, Inc. (a)	7	12
Aerovate Therapeutics Inc. (a)	1	20
Affimed N.V. (a)	6	3
Agiliti, Inc. (a) (b)	12	191
Agios Pharmaceuticals, Inc. (a)	11	315
Ais Operating Co. Inc. (a) (b)	6	67
Akero Therapeutics Inc. (a)	6	291
Alaunos Therapeutics, Inc. (a)	28	14
Aldeyra Therapeutics, Inc. (a)	17	143
Alector, Inc. (a)	15	92
Alkermes Public Limited Company (a)	30	939
Allakos Inc. (a)	18	79
Allogene Therapeutics, Inc. (a)	32	158
Allovir, Inc. (a)	11	37
Altimmune, Inc. (a)	12	41
ALX Oncology Holdings Inc. (a)	1	7
Amedisys, Inc. (a)	6	557
American Well Corporation - Class A (a)	34	72
AMN Healthcare Services, Inc. (a)	7	761
Amneal Pharmaceuticals, Inc. - Class A (a)	34	107
Amphastar Pharmaceuticals, Inc. (a)	12	701
Anaptysbio, Inc. (a)	6	129
AngioDynamics, Inc. (a)	8	86
ANI Pharmaceuticals, Inc. (a)	5	250
Anika Therapeutics, Inc. (a)	4	98
Annexon, Inc. (a)	1	2
Apollo Medical Holdings, Inc. (a) (b)	9	290
Apyx Medical Corporation (a)	7	34
Aravas Inc. (a)	2	7
Arcturus Therapeutics Holdings Inc. (a)	7	194
Arcus Biosciences, Inc. (a)	12	243
Arcutis Biotherapeutics, Inc. (a) (b)	14	136
Ardelyx, Inc. (a)	19	66
Arrowhead Pharmaceuticals Inc (a)	8	272
ARS Pharmaceuticals, Inc. (a)	3	23
Artivion, Inc. (a)	11	189
Arvinas Operations, Inc. (a)	—	8
Asensus Surgical, Inc. (a)	5	3
Atara Biotherapeutics, Inc. (a)	19	30
Athira Pharma, Inc. (a)	6	17
Atreca, Inc. - Class A (a) (b)	6	6
AtriCure, Inc. (a)	8	391
Atrion Corporation	—	171
Atyr Pharma, Inc. (a)	2	4
Aura Biosciences, Inc. (a)	2	19

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Avanos Medical, Inc. (a)	9	239
Avidity Biosciences, Inc. (a)	14	158
Avita Medical Pty Limited (a)	4	71
AxoGen, Inc. (a)	9	83
Axonics, Inc. (a)	8	379
Azenta, Inc. (a)	2	96
Beam Therapeutics Inc. (a) (b)	4	134
Beyond Air, Inc. (a) (b)	3	13
Bioatla, Inc. (a)	1	4
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	2
BioLife Solutions, Inc. (a)	9	200
Biomea Fusion, Inc. (a)	3	76
Bioventus Inc. - Class A (a)	1	4
Black Diamond Therapeutics, Inc. (a)	4	19
Bluebird Bio, Inc. (a)	21	71
Blueprint Medicines Corporation (a)	5	325
Brookdale Senior Living Inc. (a)	39	166
C4 Therapeutics, Inc. (a)	4	10
Cabaletta Bio, Inc. (a)	3	37
Cara Therapeutics, Inc. (a)	12	34
CareCloud, Inc. (a)	1	4
Caredx, Inc. (a)	10	81
Caribou Biosciences, Inc. (a)	5	20
CASI Pharmaceuticals, Inc. (a) (b)	2	4
Castle Biosciences, Inc. (a)	6	84
Catalent, Inc. (a)	3	110
Catalyst Pharmaceuticals, Inc. (a)	17	232
Celcuity Inc. (a) (b)	—	1
Celldex Therapeutics, Inc. (a)	4	140
Century Therapeutics, Inc. (a)	1	4
Certara, Inc. (a)	25	456
Champions Oncology, Inc. (a)	—	3
Chinook Therapeutics, Inc. (a)	11	422
Chinook Therapeutics, Inc. (a) (d)	3	7
Codexis, Inc. (a)	10	27
Cogent Biosciences, Inc. (a)	18	214
Collegium Pharmaceutical, Inc. (a)	8	166
Community Health Systems, Inc. (a)	35	152
Compass Therapeutics, Inc. (a)	5	16
Computer Programs and Systems, Inc. (a)	4	88
CONMED Corporation	5	698
Corcept Therapeutics Incorporated (a)	17	381
CorVel Corporation (a)	3	614
Crinetics Pharmaceuticals, Inc. (a)	10	187
CRISPR Therapeutics AG (a) (b)	13	755
Cross Country Healthcare, Inc. (a)	8	222
Cryoport, Inc. (a) (b)	9	151
Cue Biopharma, Inc. (a)	10	38
Cullinan Oncology, LLC (a)	5	49
Cumberland Pharmaceuticals, Inc. (a)	3	4
CymaBay Therapeutics, Inc. (a)	22	240
CytoSorbents Corporation (a) (b)	7	27
Day One Biopharmaceuticals, Inc. (a)	9	110
Deciphera Pharmaceuticals, Inc. (a)	12	167
Denali Therapeutics Inc. (a)	7	220
Design Therapeutics, Inc. (a) (b)	3	19
Doximity, Inc. - Class A (a)	10	340
DURECT Corporation (a)	4	19
Dynavax Technologies Corporation (a)	22	287
Dyne Therapeutics Inc. (a)	12	132
Eagle Pharmaceuticals, Inc. (a)	3	59
Edesa Biotech, Inc (a)	2	2
Edgewise Therapeutics, Inc. (a)	1	10
Editas Medicine, Inc. (a)	15	125
Elanco Animal Health Incorporated (a)	45	456
Electromed, Inc. (a)	1	9
Embecta Corp.	11	248
Emergent BioSolutions Inc. (a)	8	61
Enanta Pharmaceuticals, Inc. (a)	5	104
Encompass Health Corporation	4	296
Enhabit Inc. (a)	7	79
Enliven Therapeutics, Inc. (a)	1	16
Enovis Corporation (a)	10	624
Envista Holdings Corporation (a)	18	605
Enzo Biochem, Inc. (a)	10	18
Erasca, Inc. (a)	5	14
Evolent Health, Inc. - Class A (a)	23	685
Evolus, Inc. (a)	9	67
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	35	676
Eyepoint Pharmaceuticals, Inc. (a) (b)	2	16
Fate Therapeutics, Inc. (a)	10	47
Figs, Inc. - Class A (a)	17	141
Fonar Corporation (a)	1	20
Fulcrum Therapeutics, Inc. (a)	18	59
Fulgent Genetics, Inc. (a)	5	189
G1 Therapeutics, Inc. (a)	3	9
Generation Bio Co. (a)	10	52
Glaukos Corporation (a)	8	581
Globus Medical, Inc. - Class A (a)	13	772
GlycoMimetics, Inc. (a)	7	12
GoodRx Holdings, Inc. - Class A (a)	14	79
Graphite Bio, Inc. (a)	4	11
Gritstone Bio, Inc. (a)	13	26
Haemonetics Corporation (a)	8	651
Halozyme Therapeutics, Inc. (a)	16	562
Harmony Biosciences Holdings Inc. (a)	9	331
Harrow Health, Inc. (a) (b)	8	149
Harvard Bioscience, Inc. (a)	9	50
Health Catalyst, Inc. (a)	13	169
HealthEquity, Inc. (a)	14	878
Healthstream, Inc.	7	163
Hims & Hers Health, Inc. - Class A (a)	9	87
Homology Medicines, Inc. (a)	12	11
Horizon Orphan LLC (a)	7	129
iCAD, Inc. (a)	3	5
ICU Medical, Inc. (a)	1	144
IDEAYA Biosciences, Inc. (a)	9	212
IGM Biosciences, Inc. (a) (b)	3	26
ImmunoGen, Inc. (a)	12	229
ImmunoPrecise Antibodies Ltd. (a)	—	1
Immunovant, Inc. (a)	22	414
Inari Medical, Inc. (a)	7	388
InfuSystem Holdings, Inc. (a)	5	50
Innoviva, Inc. (a)	15	187
Inogen, Inc. (a)	6	66
Integer Holdings Corporation (a)	6	539
Integra LifeSciences Holdings Corporation (a)	15	598
Intellia Therapeutics, Inc. (a)	10	421
Iovance Biotherapeutics, Inc. (a)	24	171
Iradimed Corp.	3	162
Ironwood Pharmaceuticals, Inc. - Class A (a)	25	270
Iteos Therapeutics, Inc. (a)	4	59
Iveric Bio, Inc. (a)	16	624
KalVista Pharmaceuticals Inc. (a)	4	33
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	95
Kinnate Biopharma Inc. (a)	1	3
Kodiak Sciences Inc. (a)	11	73
Krystal Biotech, Inc. (a)	4	500
Kura Oncology, Inc. (a)	15	161
Kymera Therapeutics, Inc. (a)	9	214
Lantheus Holdings, Inc. (a)	10	855
Larimar Therapeutics, Inc. (a)	8	24
LeMaitre Vascular, Inc.	3	235
Lensar, Inc. (a)	1	5
Lexicon Pharmaceuticals, Inc. (a) (b)	42	97
Ligand Pharmaceuticals Incorporated (a)	3	246
Lineage Cell Therapeutics, Inc. (a)	4	6
LivaNova PLC (a)	10	494
Lyell Immunopharma Inc. (a) (b)	2	6
MacroGenics, Inc. (a)	15	82
Maravai LifeSciences Holdings, Inc. - Class A (a)	13	156
Marinus Pharmaceuticals, Inc. (a)	7	74
MediciNova, Inc. (a)	3	7
Medpace Holdings, Inc. (a)	1	352
MeiraGTx Holdings plc (a)	12	80
Merit Medical Systems, Inc. (a)	10	859
Merrimack Pharmaceuticals, Inc. (a)	1	10
Mersana Therapeutics, Inc. (a)	5	18
Mesa Laboratories, Inc.	1	143

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Milestone Pharmaceuticals Inc. (a)	2	5
Mirati Therapeutics, Inc. (a)	8	277
Mirum Pharmaceuticals, Inc. (a) (b)	1	24
ModivCare Inc. (a)	2	112
Monte Rosa Therapeutics, Inc. (a)	3	18
Morphic Holding, Inc. (a)	4	251
Myriad Genetics, Inc. (a)	15	350
National HealthCare Corporation	3	192
National Research Corporation	4	187
Nektar Therapeutics (a)	34	19
Neogenomics, Inc. (a)	21	340
Neuronetics, Inc. (a)	7	15
Nevro Corp. (a)	2	61
Nextcure, Inc. (a)	6	11
NextGen Healthcare, Inc. (a)	11	172
NGM Biopharmaceuticals, Inc. (a)	12	31
Nkarta, Inc. (a) (b)	2	4
Nurix Therapeutics, Inc. (a)	11	105
Nuvalent, Inc. - Class A (a)	2	66
NuVasive, Inc. (a)	9	375
Olema Pharmaceuticals Inc. (a)	6	55
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a) (d)	1	—
OmniAb, Inc. (a)	14	71
Omnicell, Inc. (a)	7	548
OPKO Health, Inc. (a) (b)	97	210
OptimizeRX Corporation (a)	4	56
Option Care Health, Inc. (a)	29	948
Orasure Technologies, Inc. (a)	20	99
Organogenesis Holdings Inc. - Class A (a)	19	65
Organon & Co.	28	575
Orgenesis Inc. (a) (b)	2	3
Orthofix Medical Inc. (a)	8	150
Orthopediatrics Corp. (a)	5	199
Outset Medical, Inc. (a)	8	164
Owens & Minor, Inc. (a)	14	261
Pacific Biosciences of California, Inc. (a)	39	519
Pacira Pharmaceuticals, Inc. (a)	7	273
Patterson Companies, Inc.	16	543
PDL BioPharma, Inc. (a) (d)	14	23
Pediatrix Medical Group, Inc. (a)	17	235
Perrigo Company Public Limited Company	23	796
Personalis, Inc. (a)	7	13
PetIQ, Inc. - Class A (a)	9	134
Phibro Animal Health Corporation - Class A	6	75
Phreesia, Inc. (a)	5	152
Pliant Therapeutics, Inc. (a)	1	18
PMV Pharmaceuticals, Inc. (a)	10	63
Poseida Therapeutics, Inc. (a)	22	39
Pphm, Inc. (a)	11	160
Precigen, Inc. (a) (b)	6	7
Precision Biosciences, Inc. (a)	12	6
Premier Healthcare Solutions, Inc. - Class A	20	565
Prestige Consumer Healthcare Inc. (a)	9	530
Privia Health Group Inc. (a)	13	334
Progyny, Inc. (a)	10	391
ProPhase Labs, Inc. (a) (b)	3	21
Protagonist Therapeutics, Inc. (a)	16	446
Prothena Corporation Public Limited Company (a)	8	529
Pulmonx Corporation (a)	6	82
Puma Biotechnology, Inc. (a)	16	55
Quanterix Corporation (a)	8	181
RadNet, Inc. (a)	14	450
Rain Oncology Inc. (a)	3	4
Rallybio Corporation (a)	2	9
Recursion Pharmaceuticals, Inc. - Class A (a)	8	60
Regenxbio Inc. (a)	8	170
Relay Therapeutics, Inc. (a)	16	201
Relmada Therapeutics, Inc. (a)	5	13
Reneo Pharmaceuticals, Inc. (a)	—	1
Repare Therapeutics Inc. (a)	4	41
Replimune Group, Inc. (a)	11	256
Revolution Medicines, Inc. (a)	17	442
Rhythm Pharmaceuticals, Inc. (a)	4	61
Rocket Pharmaceuticals, Inc. (a)	13	261
RVL Pharmaceuticals Public Limited Company (a)	2	1
RxSight, Inc. (a)	3	72
Sage Therapeutics Inc. (a)	10	484
Sanara Medtech Inc. (a)	—	17
Sangamo Therapeutics, Inc. (a)	53	69
Scholar Rock Holding Corporation (a)	5	36
Schrodinger, Inc. (a)	9	447
scPharmaceuticals Inc. (a) (b)	2	23
Seer, Inc. - Class A (a)	6	27
Select Medical Holdings Corporation	23	739
Semler Scientific, Inc. (a)	2	53
Sensus Healthcare, Inc. (a)	2	8
Sgry, LLC (a)	23	1,035
SI-BONE, Inc. (a)	9	231
SIGA Technologies, Inc. (b)	16	79
Sight Sciences, Inc. (a)	4	32
Silk Road Medical, Inc. (a)	—	13
Simulations Plus, Inc.	4	182
Sotera Health LLC (a)	42	794
Spectrum Pharmaceuticals, Inc. (a)	30	29
Spero Therapeutics, Inc. (a)	10	15
Springworks Therapeutics, Inc. (a) (b)	11	280
STAAR Surgical Company (a)	7	347
Standard Biotools Inc. (a)	3	5
Stereotaxis, Inc. (a) (b)	14	22
Stoke Therapeutics, Inc. (a)	9	95
Supernus Pharmaceuticals, Inc. (a)	10	290
Surmodics, Inc. (a)	4	110
Sutro Biopharma, Inc. (a)	12	54
Syndax Pharmaceuticals, Inc. (a)	4	91
Syneos Health, Inc. - Class A (a)	9	373
Tactile Systems Technology, Inc. (a)	6	147
Tandem Diabetes Care, Inc. (a)	4	110
Taro Pharmaceutical Industries Ltd (a)	4	164
Tarsus Pharmaceuticals, Inc. (a)	6	102
Teladoc Health, Inc. (a)	30	760
Tenet Healthcare Corporation (a)	16	1,317
Terns Pharmaceuticals, Inc. (a)	4	31
The Ensign Group, Inc.	10	938
The Joint Corp (a)	2	33
The Pennant Group, Inc. (a)	7	80
Theseus Pharmaceuticals, Inc. (a)	1	11
TransMedics Group, Inc. (a)	5	389
Treace Medical Concepts, Inc. (a)	1	36
Twist Bioscience Corporation (a)	8	164
U. S. Physical Therapy, Inc.	2	277
UFP Technologies, Inc. (a)	2	389
Utah Medical Products, Inc.	1	93
Vanda Pharmaceuticals Inc. (a)	14	91
Varex Imaging Corporation (a)	9	213
VBI Vaccines (Delaware) Inc. (a)	—	1
Ventyx Biosciences, Inc. (a)	—	10
Veracyte, Inc. (a)	12	309
Veradigm Inc. (a)	21	259
Verastem, Inc. (a)	3	26
Vericel Corporation (a)	6	226
Verrica Pharmaceuticals Inc. (a)	4	21
Vicarious Surgical Inc. - Class A (a) (b)	1	1
ViewRay, Inc. (a)	39	14
Viking Therapeutics, Inc. (a)	17	279
VIR Biotechnology, Inc. (a)	13	330
Viracta Therapeutics, Inc. (a) (b)	8	11
Voyager Therapeutics, Inc. (a)	11	121
X4 Pharmaceuticals Inc. (a)	5	10
Xbiotech Inc (a) (b)	6	36
Xencor, Inc. (a)	10	261
Xenon Pharmaceuticals Inc. (a)	—	13
Y-mAbs Therapeutics, Inc. (a)	5	33
Zentalis Pharmaceuticals, Inc. (a)	2	43
Zymeworks Inc. (a) (b)	9	78
		64,708
Information Technology 11.9%
3D Systems Corporation (a)	16	163
8X8, Inc. (a)	4	16

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
A10 Networks, Inc.	12	181
ACI Worldwide, Inc. (a)	24	561
Adeia Inc.	29	316
Adtran Holdings, Inc.	2	23
Advanced Energy Industries, Inc.	7	765
Aehr Test Systems (a)	7	299
Agilysys, Inc. (a)	5	318
Airgain, Inc. (a)	2	12
Akoustis Technologies, Inc. (a) (b)	8	26
Alarm.Com Holdings, Inc. (a)	9	478
Alkami Technology, Inc. (a)	6	90
Alpha and Omega Semiconductor Limited (a)	6	197
Altair Engineering Inc. - Class A (a)	9	676
Ambarella Inc. (a)	7	603
American Software, Inc. - Class A	7	72
Amkor Technology, Inc.	26	775
Amplitude Inc. - Class A (a)	1	13
Amtech Systems, Inc. (a)	3	30
AppFolio, Inc. - Class A (a)	2	375
Applied Optoelectronics, Inc. (a) (b)	5	30
AppLovin Corporation - Class A (a)	9	241
Arlo Technologies, Inc. (a)	15	169
AstroNova, Inc. (a)	—	7
Aviat Networks, Inc. (a)	3	91
Avid Technology, Inc. (a)	8	198
Avnet, Inc.	16	819
Aware Inc. (a)	5	8
Axcelis Technologies, Inc. (a)	6	1,039
AXT, Inc. (a)	11	39
Badger Meter, Inc.	5	783
Bel Fuse Inc. - Class B	3	160
Belden Inc.	7	676
Benchmark Electronics, Inc.	7	192
Blackbaud, Inc. (a)	10	678
Box, Inc. - Class A (a)	22	649
Braze, Inc. - Class A (a)	3	115
Brightcove Inc. (a)	14	54
C3.ai, Inc. - Class A (a) (b)	1	32
CalAmp Corp. (a)	5	5
Calix, Inc. (a)	11	547
Cambium Networks Corp. (a)	6	93
Casa Systems, Inc. (a)	1	1
CCC Intelligent Solutions Holdings Inc. (a)	14	155
Cerence Inc. (a)	7	191
CEVA Inc. (a)	6	146
Ciena Corporation (a)	5	196
Cirrus Logic, Inc. (a)	10	820
Clearfield, Inc. (a) (b)	1	60
Climb Global Solutions, Inc.	1	56
Coda Octopus Group, Inc. (a)	1	9
Cognyte Software Ltd (a)	10	61
Coherent Corp. (a)	5	250
Cohu, Inc. (a)	9	381
CommScope Holding Company, Inc. (a)	4	22
CommVault Systems, Inc. (a)	6	449
Computer Task Group, Incorporated (a)	3	22
Comtech Telecommunications Corp.	6	56
Consensus Cloud Solutions, Inc. (a)	4	126
CoreCard Corporation (a)	1	37
Corsair Gaming, Inc. (a)	5	92
Couchbase, Inc. (a)	1	21
CPI Card Group Inc. (a)	2	51
CS Disco, Inc. (a)	4	31
CTS Corporation	5	214
Daktronics, Inc. (a)	10	67
Digi International Inc. (a)	7	258
Digital Turbine USA, Inc. (a)	11	101
DigitalOcean Holdings, Inc. (a) (b)	8	328
Diodes Incorporated (a)	8	765
DoubleVerify Holdings, Inc. (a)	17	651
DXC Technology Company (a)	27	715
DZS, Inc. (a)	8	31
E2Open Parent Holdings, Inc. - Class A (a) (b)	14	78
Ebix, Inc.	6	153
Edgio, Inc. (a)	47	31
Egain Corporation (a)	9	68
EMCORE Corporation (a)	9	6
EngageSmart, Inc. (a)	16	313
Envestnet, Inc. (a)	9	538
ePlus inc. (a)	5	276
Everbridge, Inc. (a)	3	87
EverCommerce Inc. (a)	1	12
Everspin Technologies, Inc. (a)	4	36
Extreme Networks, Inc. (a)	20	510
Fabrinet (a)	6	821
FARO Technologies, Inc. (a)	4	69
Fastly, Inc. - Class A (a)	24	379
Formfactor, Inc. (a)	13	434
Freshworks, Inc. - Class A (a)	7	129
Genasys Inc. (a)	7	19
Grid Dynamics Holdings, Inc. - Class A (a)	12	110
GSI Technology, Inc. (a)	3	19
Guidewire Software, Inc. (a)	9	705
Harmonic, Inc. (a)	17	275
Ichor Holdings, Ltd. (a)	6	239
Identiv, Inc. (a)	6	48
Immersion Corporation	10	70
Indie Semiconductor, Inc. - Class A (a)	2	21
Infinera Corporation (a)	2	11
Informatica Inc. - Class A (a)	13	243
Information Services Group, Inc.	11	60
Insight Enterprises, Inc. (a)	6	904
Intapp US, Inc. (a)	—	13
InterDigital, Inc. (b)	5	495
inTEST Corporation (a)	3	68
Intevac, Inc. (a)	8	29
IPG Photonics Corporation (a)	6	839
Issuer Direct Corporation (a)	1	16
Iteris, Inc. (a)	10	41
Itron, Inc. (a)	8	588
JAMF Holding Corp. (a)	19	370
JFROG Ltd (a)	17	468
Kimball Electronics Group, LLC (a)	6	164
Knowles Corporation (a)	18	327
Kulicke and Soffa Industries, Inc.	9	556
KVH Industries, Inc. (a)	5	42
Kyndryl Holdings, Inc. (a)	42	552
L-1 Secure Credentialing, Inc. (a) (b)	2	62
Lantronix, Inc. (a)	11	44
Littelfuse, Inc.	1	322
LiveRamp Holdings, Inc. (a)	13	361
Lumentum Holdings Inc. (a) (b)	10	550
Luna Innovations Incorporated (a)	10	92
MACOM Technology Solutions Holdings, Inc. (a)	13	829
Magnachip Semiconductor Corporation (a)	9	103
Matterport Operating, LLC - Class A (a)	12	37
MaxLinear, Inc. (a)	14	447
MeridianLink, Inc. (a)	1	14
Methode Electronics, Inc.	6	210
Mirion Technologies (US), Inc. - Class A (a)	8	71
Mitek Systems, Inc. (a)	11	120
MKS Instruments, Inc.	1	66
Model N, Inc. (a)	6	214
N-Able, Inc. (a)	19	270
Napco Security Technologies, Inc.	6	213
National Instruments Corporation	20	1,172
nCino, Inc. (a)	6	175
NCR Corporation (a)	25	636
NETGEAR, Inc. (a)	8	107
NetScout Systems, Inc. (a)	13	411
Network-1 Technologies, Inc.	3	6
Nextnav Inc. (a) (b)	4	10
Nlight, Inc. (a)	10	154
Novanta Inc. (a)	6	1,067
NVE Corporation	1	127
Olo Inc. - Class A (a)	14	90
ON24, Inc.	10	84
One Stop Systems, Inc. (a)	1	4
Onespan, Inc. (a)	11	159
Onto Innovation Inc. (a)	9	1,020

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Osi Systems, Inc. (a)	3	369
PAR Technology Corporation (a) (b)	4	146
PC Connection, Inc.	5	228
PC-Tel, Inc.	3	13
PDF Solutions, Inc. (a)	10	452
Perficient, Inc. (a)	5	458
PFSweb, Inc.	6	27
Photronics, Inc. (a)	9	243
Pixelworks, Inc. (a)	12	20
Plexus Corp. (a)	5	487
Power Integrations, Inc.	10	968
Powerfleet Inc. (a)	8	24
Powerschool Holdings, Inc. - Class A (a)	26	498
Progress Software Corporation	7	398
Q2 Holdings, Inc. (a)	3	92
Qualys, Inc. (a)	5	670
Rackspace Technology, Inc. (a)	17	46
Rambus Inc. (a)	20	1,265
Ribbon Communications Inc. (a)	41	114
Richardson Electronics, Ltd.	4	64
Rimini Street, Inc. (a)	21	103
Rogers Corporation (a)	3	430
Sanmina Corporation (a)	11	640
Sapiens International Corporation N.V.	10	259
ScanSource, Inc. (a)	5	151
Secureworks Corp. - Class A (a)	3	23
Semtech Corporation (a)	11	272
SentinelOne, Inc. - Class A (a)	31	462
Silicon Laboratories Inc. (a)	6	872
Sitime Corporation (a)	1	67
Skywater Technology, Inc. (a)	3	30
SMART Global Holdings, Inc. (a)	9	261
Smith Micro Software, Inc. (a) (b)	10	11
SolarWinds Corporation (a)	20	209
Soundthinking, Inc. (a)	2	54
Sprinklr, Inc. - Class A (a)	7	91
SPS Commerce, Inc. (a)	5	1,007
Squarespace, Inc. - Class A (a)	15	483
Stratasys, Inc. (a)	12	215
Super Micro Computer, Inc. (a)	6	1,549
Synaptics Incorporated (a)	7	596
Synchronoss Technologies, Inc. (a)	5	5
Telos Corporation (a)	7	17
Teradata Corporation (a)	17	917
TESSCO Technologies Incorporated (a)	—	4
The Hackett Group, Inc.	5	108
Thoughtworks Holding, Inc. (a)	5	39
TransAct Technologies Incorporated (a)	—	2
TTM Technologies, Inc. (a)	21	288
Tucows Inc. - Class A (a) (b)	1	22
Turtle Beach Corporation (a)	4	47
Ultra Clean Holdings, Inc. (a)	8	320
Unisys Corporation (a)	12	48
Universal Display Corporation	5	793
Upland Software, Inc. (a)	5	16
Varonis Systems, Inc. (a)	7	182
Veeco Instruments Inc. (a)	10	254
Verint Systems Inc. (a)	11	386
Vertex, Inc. - Class A (a)	8	153
Viant Technology Inc. - Class A (a)	3	12
ViaSat, Inc. (a)	13	525
Viavi Solutions Inc. (a)	39	440
Vishay Intertechnology, Inc.	24	696
Vishay Precision Group, Inc. (a)	3	114
Vontier Corporation	26	824
Xerox Holdings Corporation	28	423
Xperi Inc. (a)	1	20
Yext, Inc. (a)	22	253
		60,731
Energy 6.3%
Adams Resources & Energy, Inc.	1	28
Alto Ingredients, Inc. (a)	20	57
Amplify Energy Corp. (a)	9	63
Antero Midstream Corporation	88	1,026
Arch Resources, Inc. - Class A	4	396
Archrock, Inc.	27	276
Ardmore Shipping Services (Ireland) Limited	10	118
Baytex Energy Corp. (a)	22	70
Berry Corporation (Bry)	15	107
Bristow Holdings U.S. Inc. (a)	6	186
Cactus, Inc. - Class A	10	407
California Resources Corporation	13	584
Callon Petroleum Company (a)	11	380
Centrus Energy Corp. - Class A (a)	3	99
ChampionX Corporation	32	1,005
Chord Energy Corporation	3	394
Civitas Resources, Inc.	4	301
Clean Energy Fuels Corp. (a)	37	182
CNX Resources Corporation (a)	31	542
Comstock Resources, Inc.	47	540
CONSOL Energy Inc.	6	428
Core Laboratories LP	8	181
CVR Energy, Inc. (b)	14	428
Delek US Holdings, Inc.	10	250
Denbury Inc. (a)	8	724
DHT Holdings, Inc.	31	264
DMC Global Inc. (a)	4	64
Dorian LPG Ltd.	11	278
Dril-Quip, Inc. (a)	7	169
DT Midstream, Inc.	17	826
Enlink Midstream, LLC	76	809
Epsilon Energy Ltd.	5	26
Equitrans Midstream Corporation	69	658
Evolution Petroleum Corporation	8	68
Expro Group Holdings N.V. (a)	5	86
Forum Energy Technologies, Inc. (a)	1	38
Geospace Technologies Corporation (a)	2	17
Gevo, Inc. (a) (b)	5	8
Green Plains Inc. (a)	11	347
Gulf Island Fabrication, Inc. (a)	2	5
Gulfport Energy Operating Corporation (a)	3	272
Hallador Energy Company (a)	8	73
Helix Energy Solutions Group, Inc. (a)	33	245
Helmerich & Payne, Inc.	19	659
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	346
Kinetik Holdings LP - Class A	2	72
Kosmos Energy Ltd. (a)	80	477
Liberty Energy Inc. - Class A	32	430
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	33	686
Mammoth Energy Services, Inc. (a)	9	43
Matador Resources Company	17	894
Murphy Oil Corporation	19	709
Nabors Industries Ltd. (a)	2	146
NACCO Industries, Inc. - Class A	2	61
National Energy Services Reunited Corporation (a)	25	73
Natural Gas Services Group, Inc. (a)	2	23
Newpark Resources, Inc. (a)	20	104
NexTier Oilfield Solutions Inc. (a)	43	388
Nine Energy Service, Inc. (a) (b)	11	41
Noble Corporation PLC (a)	1	60
Nordic American Tankers Limited	48	176
Northern Oil and Gas Incorporated	5	178
Nov Inc.	21	342
Oceaneering International, Inc. (a)	19	355
Oil States International, Inc. (a)	17	128
Overseas Shipholding Group, Inc. - Class A (a)	22	93
Par Pacific Holdings, Inc. (a)	11	300
Patterson-UTI Energy, Inc.	38	449
PBF Energy Inc. - Class A	23	925
PDC Energy, Inc.	12	886
Peabody Energy Corporation	26	558
PEDEVCO Corp. (a)	7	6
Permian Resources Corporation - Class A	37	408
Phx Minerals Inc. - Class A	10	30
Primeenergy Resources Corporation (a)	—	41
Propetro Holding Corp. (a)	22	183
Range Resources Corporation	17	510

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
REX American Resources Corporation (a)	3	117
Riley Exploration - Permian, LLC	1	47
Ring Energy Inc. (a)	18	32
RPC, Inc.	34	245
SandRidge Energy, Inc.	8	128
Scorpio Tankers Inc.	11	514
SEACOR Marine Holdings Inc. (a)	6	64
Select Energy Services, Inc. - Class A	24	192
SFL Corporation Ltd.	25	231
SM Energy Company	21	664
Smart Sand, Inc. (a)	10	16
Solaris Oilfield Infrastructure, Inc. - Class A	8	69
Southwestern Energy Company (a)	99	594
STR Sub Inc. - Class A	8	200
Talos Energy Inc. (a)	19	260
TechnipFMC PLC (a)	51	852
Teekay Shipping (Canada) Ltd. (a)	28	167
Teekay Tankers Ltd. - Class A	5	207
TETRA Technologies, Inc. (a)	28	94
Tidewater Inc. (a)	10	531
Transocean Ltd. (a) (c)	131	921
U.S. Silica Holdings, Inc. (a)	16	189
VAALCO Energy, Inc.	1	2
Valaris Limited (a)	11	721
Vital Energy, Inc. (a) (b)	3	133
W&T Offshore, Inc. (a)	26	102
Weatherford International Public Limited Company (a)	11	761
World Kinect Corporation	11	236
		32,095
Materials 6.0%
Advanced Emissions Solutions, Inc. (a)	3	7
AdvanSix Inc.	5	177
Alcoa Corporation	9	290
Alpha Metallurgical Resources, Inc.	3	432
American Vanguard Corporation	7	133
Ampco-Pittsburgh Corporation (a)	3	8
Arconic Corporation (a)	16	478
Ardagh Metal Packaging S.A. (b)	14	51
Ascent Industries Co. (a)	2	16
Ashland Inc.	10	829
ATI Inc. (a)	27	1,201
Avient Corporation	16	651
Axalta Coating Systems Ltd. (a)	7	245
Balchem Corporation	6	766
Bioceres Crop Solutions Corp. (a)	2	23
Cabot Corporation	10	655
Caledonia Mining Corporation PLC	3	31
Carpenter Technology Corporation	9	485
Century Aluminum Company (a)	21	181
Chase Corporation	2	246
Clearwater Paper Corporation (a)	3	107
Coeur Mining, Inc. (a)	57	163
Commercial Metals Company	21	1,092
Compass Minerals International, Inc.	6	191
Core Molding Technologies, Inc. (a)	—	5
Dakota Gold Corp. (a)	3	9
Eagle Materials Inc.	6	1,143
Ecovyst Inc. (a)	20	231
Element Solutions Inc.	43	822
Ferroglobe PLC (a)	37	178
Fortitude Gold Corporation	2	14
Friedman Industries, Incorporated	2	19
FutureFuel Corp.	12	107
Gatos Silver, Inc. (a)	1	2
Glatfelter Corporation	11	32
Gold Resource Corporation	18	11
Graphic Packaging Holding Company	6	155
Greif, Inc. - Class A	5	324
Greif, Inc. - Class B	3	236
H.B. Fuller Company	10	697
Hawkins, Inc.	5	233
Haynes International, Inc.	3	167
Hecla Mining Company	112	579
Huntsman Corporation	25	675
Ingevity Corporation (a)	6	373
Innospec Inc.	4	414
Intrepid Potash, Inc. (a)	3	78
Kaiser Aluminum Corporation	2	139
Knife River Corporation (a)	5	222
Koppers Holdings Inc.	5	162
Kronos Worldwide, Inc.	11	97
Livent Corporation (a) (b)	28	763
Louisiana-Pacific Corporation (W VA)	12	926
LSB Industries, Inc. (a)	16	156
Materion Corporation	4	400
MATIV Holdings, Inc.	9	138
Mercer International Inc.	13	108
Minera Andes Inc. (a)	—	3
Minerals Technologies Inc.	6	333
MP Materials Corp. - Class A (a)	16	369
Myers Industries, Inc.	8	157
NewMarket Corporation	2	655
Nexa Resources S.A. (b)	7	34
O-I Glass, Inc. (a)	26	555
Olympic Steel, Inc.	3	161
Orion S.A.	12	265
Quaker Chemical Corporation	3	538
Ramaco Resources, Inc. - Class A (b)	9	72
Ramaco Resources, Inc. - Class B (a)	2	18
Ranpak Holdings Corp - Class A (a)	20	90
Rayonier Advanced Materials Inc. (a)	17	74
Reynolds Group Holdings Limited	14	106
Ryerson Holding Corporation	7	314
Schnitzer Steel Industries, Inc. - Class A	6	184
Sealed Air Corporation	11	428
Sensient Technologies Corporation	7	515
Silgan Holdings Inc.	17	820
Smith-Midland Corporation (a)	1	21
Sonoco Products Company	16	970
Standard Lithium Ltd. (a) (b)	6	26
Stepan Company	4	368
Summit Materials, Inc. - Class A (a)	21	797
SunCoke Energy, Inc.	19	153
Sylvamo Corporation	7	264
The Chemours Company	26	952
The Scotts Miracle-Gro Company	6	361
TimkenSteel Corporation (a)	9	195
Tredegar Corporation	8	55
TriMas Corporation	8	218
Trinseo Public Limited Company	6	79
Tronox Holdings PLC	27	340
United States Lime & Minerals, Inc.	1	309
United States Steel Corporation	26	642
Universal Stainless & Alloy Products, Inc. (a)	1	15
Warrior Met Coal, Inc.	10	384
Worthington Industries, Inc.	9	627
		30,540
Consumer Staples 4.5%
Alico, Inc.	2	49
B&G Foods, Inc.	3	43
Bellring Intermediate Holdings, Inc. (a)	26	951
Calavo Growers, Inc.	4	112
Cal-Maine Foods, Inc.	8	364
Central Garden & Pet Company (a)	2	69
Central Garden & Pet Company - Class A (a)	7	267
Coca-Cola Consolidated, Inc.	1	919
Coty Inc. - Class A (a)	50	612
Del Monte Fresh Produce Company	8	213
e.l.f. Beauty, Inc. (a)	9	1,063
Edgewell Personal Care Colombia S A S	9	381
Energizer Holdings, Inc.	12	405
Farmer Bros. Co. (a) (b)	4	12
Flowers Foods, Inc.	35	882
Freshpet, Inc. (a)	8	523
Grocery Outlet Holding Corp. (a)	15	467
Herbalife Nutrition Ltd. (a)	16	212
Hostess Brands, Inc. - Class A (a)	24	601
Ingles Markets, Incorporated - Class A	3	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ingredion Incorporated	5	514
Inter Parfums, Inc.	5	733
J&J Snack Foods Corp.	3	504
John B. Sanfilippo & Son, Inc.	2	226
Lancaster Colony Corporation	5	930
LifeVantage Corporation	2	8
Limoneira Company	5	77
Medifast, Inc.	2	159
MGPI Processing, Inc.	4	388
Mission Produce, Inc. (a)	5	56
National Beverage Corp. (a)	11	517
Natural Alternatives International, Inc. (a)	1	6
Natural Grocers By Vitamin Cottage, Inc.	5	67
Natural Health Trends Corp.	1	5
Nature's Sunshine Products, Inc. (a)	4	56
Nu Skin Enterprises, Inc. - Class A	9	301
Oil-Dri Corporation of America	1	67
Olaplex Holdings, Inc. (a)	6	23
Pilgrim's Pride Corporation (a)	19	411
Post Holdings, Inc. (a)	10	903
PriceSmart, Inc.	6	428
Reynolds Consumer Products Inc.	24	674
Rocky Mountain Chocolate Factory, Inc. (a)	1	8
Seaboard Corporation	—	548
Seneca Foods Corporation - Class A (a)	1	44
Sovos Brands, Inc. (a)	8	159
Spartannash Company	8	176
Spectrum Brands Holdings, Inc.	8	597
Sprouts Farmers Market, Inc. (a)	19	686
The Andersons, Inc.	7	306
The Beauty Health Company - Class A (a)	11	92
The Boston Beer Company, Inc. - Class A (a)	2	575
The Chefs' Warehouse, Inc. (a)	7	244
The Duckhorn Portfolio Inc. (a)	19	242
The Hain Celestial Group, Inc. (a)	15	189
The Honest Company, Inc. (a)	31	52
The Simply Good Foods Company (a)	17	604
The Vita Coco Company, Inc. (a)	4	100
Tootsie Roll Industries, Inc.	7	254
Treehouse Foods, Inc. (a)	10	504
Turning Point Brands, Inc.	4	106
United Natural Foods, Inc. (a)	10	199
United-Guardian, Inc.	—	1
Universal Corporation	4	217
USANA Health Sciences, Inc. (a)	3	215
UTZ Brands, Inc. - Class A	14	221
Vector Group Ltd.	30	383
Village Super Market, Inc. - Class A	3	61
Vital Farms, Inc. (a)	9	107
WD-40 Company	2	423
Weis Markets, Inc.	5	310
Whole Earth Brands, Inc. - Class A (a)	11	44
ZEVIA PBC - Class A (a)	2	7
		23,097
Communication Services 3.1%
Altice USA, Inc. - Class A (a)	42	127
AMC Networks, Inc. - Class A (a)	9	104
Angi Inc. - Class A (a)	17	55
Anterix Inc. (a)	4	121
ATN International, Inc.	5	168
Bandwidth Inc. - Class A (a)	6	76
Boston Omaha Corporation - Class A (a)	6	119
Bumble Inc. - Class A (a)	23	378
Cable One, Inc.	—	178
CarGurus, Inc. - Class A (a)	17	384
Cars.com Inc. (a)	16	316
Cinemark Holdings, Inc. (a)	14	238
Cineverse Corp. - Class A (a) (b)	2	3
Clear Channel Outdoor Holdings, Inc. (a)	17	23
CM Wind Down Topco LLC - Class A (a)	4	15
Cogent Communications Holdings, Inc.	8	571
Comscore, Inc. (a)	23	19
Consolidated Communications Holdings, Inc. (a)	31	117
Daily Journal Corporation (a)	—	106
DHI Group, Inc. (a)	12	47
Dolphin Entertainment, LLC (a)	2	4
EchoStar Corporation - Class A (a)	7	116
Emerald Holding, Inc. (a)	3	12
Entravision Communications Corporation - Class A	19	84
Eventbrite, Inc. - Class A (a)	5	45
EverQuote, Inc. - Class A (a)	7	48
FG Group Holdings Inc. (a)	2	5
Fluent Inc. (a)	18	11
Frontier Communications Parent, Inc. (a)	5	85
fuboTV Inc. (a) (b)	18	38
Gaia, Inc. - Class A (a)	3	8
Gambling.com Group Ltd (a)	3	28
Gannett Co., Inc. (a)	29	65
Genius Brands International, Inc. (a) (b)	3	7
Gray Television, Inc.	15	118
Harte Hanks, Inc. (a)	1	7
IDT Corporation - Class B (a)	6	167
iHeartMedia, Inc. - Class A (a)	18	67
IMAX Corporation (a)	14	236
Integral Ad Science Holding Corp. (a)	11	191
Intelsat Inflight LLC (a)	19	328
Iridium Communications Inc.	13	824
John Wiley & Sons, Inc. - Class A	8	280
Lee Enterprises, Incorporated (a)	1	16
Liberty Latin America Ltd. - Class A (a)	9	76
Liberty Latin America Ltd. - Class C (a)	30	258
Liberty Media Corporation - Series A (a)	2	74
Liberty Media Corporation - Series C (a)	7	278
Lions Gate Entertainment Corp. - Class A (a)	16	144
Lions Gate Entertainment Corp. - Class B (a)	24	200
Magnite, Inc. (a)	25	345
Marchex, Inc. - Class B (a)	—	—
Nexstar Media Group, Inc. - Class A	5	761
Ooma, Inc. (a)	5	70
PlayStudios, Inc. - Class A (a)	5	24
Playtika Holding Corp. (a)	22	259
PubMatic, Inc. - Class A (a)	9	163
QuinStreet, Inc. (a)	16	137
Quotient Technology Inc. (a)	27	104
Reading International, Inc. - Class A (a)	2	7
Saga Communications, Inc. - Class A	—	6
Salem Media Group, Inc. - Class A (a)	3	3
Scholastic Corporation	6	237
Sciplay Corporation - Class A (a)	5	91
Shenandoah Telecommunications Company	10	189
Shutterstock, Inc.	6	282
Sinclair, Inc. - Class A	9	121
Sphere Entertainment Co. (a) (e)	4	140
Sphere Entertainment Co. - Class A (a)	5	129
Sphere Entertainment Co. - Class A	3	652
Spok Holdings, Inc.	1	14
Stagwell, Inc. - Class A (a)	13	95
TechTarget, Inc. (a)	4	133
TEGNA Inc.	37	600
Telephone and Data Systems, Inc.	21	175
The E.W. Scripps Company - Class A (a)	21	189
The Marcus Corporation (b)	5	80
The New York Times Company - Class A	21	843
Thryv Holdings, Inc. (a)	8	194
Townsquare Media, Inc. - Class A	3	38
Travelzoo (a)	2	16
TripAdvisor, Inc. (a)	24	389
Truecar, Inc. (a)	28	63
United States Cellular Corporation (a)	10	177
Urban One, Inc. - Class A (a)	2	12
Urban One, Inc. - Class D (a)	7	42
Vimeo, Inc. (a)	17	69
WideOpenWest, Inc. (a)	13	109
World Wrestling Entertainment, Inc. - Class A	5	499
Yelp Inc. (a)	12	435
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	9	629
		15,508
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Utilities 2.8%
ALLETE, Inc.	10	600
American States Water Company	5	466
Artesian Resources Corporation - Class A	2	94
Atlantica Sustainable Infrastructure PLC	17	405
Avista Corporation	11	433
Black Hills Corporation	10	577
California Water Service Group	9	462
Chesapeake Utilities Corporation	3	340
Clearway Energy, Inc. - Class A	4	113
Clearway Energy, Inc. - Class C	11	305
Consolidated Water Co. Ltd.	3	76
Genie Energy Ltd. - Class B	7	103
Hawaiian Electric Industries, Inc.	16	573
IDACORP, Inc.	9	895
MGE Energy, Inc.	6	474
Middlesex Water Company	3	238
National Fuel Gas Company	14	694
New Jersey Resources Corporation	17	798
Northwest Natural Holding Company	6	272
NorthWestern Corporation	10	541
One Gas, Inc.	8	618
Ormat Technologies, Inc.	10	812
Otter Tail Corporation	6	492
PNM Resources, Inc.	16	710
Portland General Electric Company	15	679
Pure Cycle Corporation (a)	5	50
RGC Resources, Inc.	2	37
SJW Group	5	378
Southwest Gas Holdings, Inc.	11	716
Spire Inc.	8	490
Sunnova Energy International Inc. (a) (b)	21	385
The York Water Company	4	145
UGI Corporation	4	109
Unitil Corporation	4	179
Via Renewables, Inc. - Class A (a)	1	4
		14,263
Real Estate 0.7%
Cushman & Wakefield PLC (a)	37	303
Douglas Elliman Inc.	22	49
Dwight A. Walker Real Estate, Inc. - Class A	4	75
eXp World Holdings, Inc.	16	320
Five Point Holdings, LLC - Class A (a)	16	47
Florida Rock Properties, Inc. (a)	3	152
Forestar Group Inc. (a)	13	284
Kennedy-Wilson Holdings, Inc.	24	387
Marcus & Millichap Company	7	231
Maui Land & Pineapple Company, Inc. (a)	1	15
Newmark Group, Inc. - Class A	28	174
Open Doors Technology Inc. - Class A (a) (b)	17	69
Rafael Holdings, Inc. - Class B (a)	4	9
Realogy Holdings Corp. (a)	21	138
Stratus Properties Inc.	2	52
Tejon Ranch Co. (a)	7	112
The Howard Hughes Corporation (a)	9	720
The Rmr Group Inc. - Class A	3	78
The St. Joe Company	11	516
		3,731
Total Common Stocks (cost $511,840)		507,293
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (e)	1	36
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (b)	—	6
Total Preferred Stocks (cost $60)		42
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (d)	11	3
Albireo Pharma, Inc. (a) (d)	5	8
Ikonics Corporation (a) (d)	—	1
Opiant Pharmaceuticals, Inc. (a) (d)	1	—
Resolute Forest Products Inc. (a) (d)	16	17
Xeris Pharmaceuticals, Inc. (a) (d)	14	4
Total Rights (cost $0)		33
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.95% (f) (g)	2,211	2,211
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (f) (g)	1,114	1,114
Total Short Term Investments (cost $3,325)		3,325
Total Investments 100.4% (cost $515,225)		510,693
Other Assets and Liabilities, Net (0.4)%		(2,081)
Total Net Assets 100.0%		508,612

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	06/21/19	116	75	—
Transocean Ltd.	03/02/21	570	921	0.2
		686	996	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	507,097	166	30	507,293
Preferred Stocks	42	—	—	42
Rights	—	—	33	33
Short Term Investments	3,325	—	—	3,325
	510,464	166	63	510,693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.5%
Mortgage-Backed Securities 15.5%
Federal Home Loan Mortgage Corporation
4.48%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	52,822	47,325
3.50%, 10/01/47 - 06/01/52	27,993	25,651
4.00%, 10/01/48 - 12/01/52	30,416	28,581
2.00%, 11/01/50	20,534	17,022
4.50%, 07/01/52 - 10/01/52	32,559	31,297
Federal National Mortgage Association, Inc.
5.50%, 08/01/23 - 09/01/25	5	5
4.00%, 03/01/24 - 07/01/52	31,056	29,476
4.50%, 03/01/24 - 09/01/52	9,169	8,863
2.14%, 10/01/29	19,300	16,763
2.28%, 11/01/29	10,700	9,322
2.37%, 12/01/29	12,200	10,677
2.46%, 04/01/32	11,428	9,753
3.70%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	125	125
4.71%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,472	1,498
5.00%, 12/01/38 - 07/01/52	9,705	9,539
4.94%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	45	44
3.00%, 04/01/47 - 11/01/51	18,887	16,719
2.50%, 10/01/50 - 12/01/51	42,213	35,929
2.00%, 11/01/50 - 02/01/51	31,459	25,959
3.50%, 11/01/50 - 03/01/52	38,920	35,759
Government National Mortgage Association
2.87%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	5	4
3.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	14	14
3.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,409	3,386
3.00%, 11/15/44 - 04/20/52	18,852	16,794
3.50%, 04/20/47 - 07/20/51	20,508	19,220
2.50%, 10/20/51 - 11/20/51	38,557	33,023
		432,749
U.S. Treasury Bond 12.9%
Treasury, United States Department of
2.25%, 05/15/41	9,230	7,107
4.00%, 11/15/42 - 11/15/52	10,300	10,559
3.88%, 02/15/43 - 05/15/43	15,280	14,912
2.88%, 05/15/52	7,700	6,381
3.00%, 08/15/52	180	153
3.63%, 02/15/53 - 05/15/53	335,250	322,363
		361,475
U.S. Treasury Note 11.5%
Treasury, United States Department of
4.50%, 11/30/24	14,800	14,643
4.25%, 12/31/24	450	444
4.13%, 01/31/25 - 11/15/32	2,440	2,437
4.63%, 02/28/25 - 06/30/25	4,980	4,947
3.88%, 03/31/25 - 12/31/29	21,240	20,846
4.00%, 12/15/25 - 02/28/30	38,680	38,460
3.75%, 04/15/26 - 06/30/30	24,070	23,717
3.63%, 05/15/26 - 03/31/30	42,760	41,727
3.13%, 08/31/27	640	612
2.88%, 05/15/32	500	464
2.75%, 08/15/32	360	330
3.50%, 02/15/33	10,950	10,669
3.38%, 05/15/33	168,650	162,668
		321,964
Collateralized Mortgage Obligations 4.8%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.17%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,092
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,275	1,241
Series QD-4076, REMIC, 2.50%, 11/15/41	395	377
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,575	1,482
Series 2022-M1B-DNA3, REMIC, 7.97%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,000
Series Z-4966, REMIC, 2.50%, 04/25/50	16,594	12,890
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,900	10,053
Series PE-5183, REMIC, 2.00%, 11/25/51	13,346	11,308
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,286	6,833
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	4,979	4,501
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.08%, 05/25/35 (a)	8	8
Series 2020-2M2-R02, REMIC, 7.15%, (1 Month USD LIBOR + 2.00%), 01/25/40 (a)	2,994	3,000
Series 2018-21-PO, REMIC, 0.00%, 04/25/48	6,019	4,406
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,406	3,950
Series 2021-LA-88, REMIC, 2.50%, 03/25/50	18,499	15,966
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,404	13,225
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,945	404
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,166	2,969
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,072	3,571
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,329	9,085
Government National Mortgage Association
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	6,062	5,365
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	10,092	1,062
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	6,048	3,620
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,265	1,818
		133,226
Sovereign 1.7%
Assembleia da Republica
1.95%, 06/15/29, EUR (b)	110	113
0.48%, 10/18/30, EUR (b)	800	729
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR	640	590
0.00%, 02/15/31, EUR (b)	1,500	1,368
1.70%, 08/15/32, EUR	900	929
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	457,000	3,182
1.90%, 03/20/31, JPY	133,000	1,038
1.60%, 03/20/33, JPY	169,200	1,306
0.50%, 03/20/38, JPY	94,500	632
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	2,300	607
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	211
1.00%, 12/21/30, AUD (b)	610	329
1.50%, 06/21/31, AUD	1,320	730
Estado Espanol
0.60%, 10/31/29, EUR	1,000	930
0.50%, 04/30/30, EUR (b)	1,030	938
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	6,875	6,521
2.66%, 05/24/31	400	331
7.75%, 05/29/31, MXN	6,900	381
7.50%, 05/26/33, MXN	12,700	684
8.00%, 11/07/47, MXN	6,920	369
4.40%, 02/12/52	500	394
6.34%, 05/04/53	3,229	3,275
Gouvernement De France
0.25%, 11/25/26, EUR (b)	605	602
1.00%, 05/25/27, EUR (b)	305	309
0.50%, 05/25/29, EUR (b)	300	286
1.50%, 05/25/31, EUR (b)	400	396
2.00%, 11/25/32, EUR (b)	790	799
Government of Canada
1.50%, 06/01/31, CAD	1,200	790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Government of the Republic of Panama
4.30%, 04/29/53	900	663
4.50%, 04/01/56	500	373
3.87%, 07/23/60	2,000	1,310
Ireland, Government of
1.00%, 05/15/26, EUR (b)	710	732
1.10%, 05/15/29, EUR (b)	300	297
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	319,000	869
New Zealand Parliament
1.50%, 05/15/31, NZD	1,630	798
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
2.55%, 06/09/31 (c)	300	255
3.80%, 06/23/50 (b)	300	236
Presidencia de la Republica de Chile
3.50%, 01/25/50	400	300
3.10%, 01/22/61	4,000	2,604
Presidencia de la Republica de Colombia
3.25%, 04/22/32	800	589
5.00%, 06/15/45	600	414
4.13%, 05/15/51	2,900	1,728
Presidencia de la Republica Dominicana
8.63%, 04/20/27 (b)	200	208
Romania, Government of
3.70%, 11/25/24, RON	3,880	823
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (b)	2,500	1,759
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (b)	840	863
0.90%, 06/22/29, EUR (b)	530	517
South Africa, Parliament of
4.30%, 10/12/28	850	750
8.00%, 01/31/30, ZAR	3,580	168
8.88%, 02/28/35, ZAR	16,100	701
The Korea Development Bank
2.00%, 10/25/31	400	326
The Philippines, Government of
2.95%, 05/05/45	500	358
2.65%, 12/10/45	800	540
Urzad Rady Ministrow
6.00%, 10/25/33, PLN	2,500	624
		47,574
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	1,978
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.13%, 09/01/23	—	—
5.52%, 06/01/24	6	6
		6
Total Government And Agency Obligations (cost $1,389,871)		1,298,972
CORPORATE BONDS AND NOTES 24.5%
Financials 5.6%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	375	353
American Express Company
3.95%, 08/01/25	4,615	4,479
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	360	325
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (c)	110	1
AssuredPartners, Inc.
5.63%, 01/15/29 (c)	400	347
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (c)	2,945	2,237
Avation Capital
9.00%, 10/31/26 (c) (d) (e)	327	285
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	3,535	3,065
Avolon Holdings Funding Limited
3.25%, 02/15/27 (c)	3,805	3,400
Banco BBVA Peru
5.25%, 09/22/29 (b)	300	291
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (b)	600	544
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (c) (f)	650	478
Banco de Credito del Peru
3.13%, 07/01/30 (b)	300	275
3.13%, 07/01/30 (c)	800	734
3.25%, 09/30/31 (b)	100	88
Banco do Brasil S.A
6.25%, (100, 04/15/24) (b) (f)	400	357
9.00%, (100, 06/18/24) (b) (f)	300	300
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b)	400	359
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (b) (g) (h)	6,400	1,397
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (b)	100	91
Banco Industrial S.A.
4.88%, 01/29/31 (b)	800	746
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (b)	2,050	1,878
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (b) (f)	750	580
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (f)	400	345
7.50%, (100, 06/27/29) (c) (f)	300	261
7.63%, (100, 01/10/28) (b) (f)	1,000	910
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	1,600	1,342
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (b)	800	795
Bancolombia SA
4.63%, 12/18/29	800	681
Bangkok Bank Public Company Limited
5.00%, (100, 09/23/25) (b) (f)	500	474
Banistmo S.A.
4.25%, 07/31/27 (b)	400	370
Bank Hapoalim Ltd
3.26%, 01/21/32 (i)	1,600	1,371
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (b)	1,200	1,063
Bank of America Corporation
3.84%, 04/25/25	1,430	1,403
4.83%, 07/22/26	1,640	1,611
2.57%, 10/20/32	2,005	1,630
2.48%, 09/21/36	5,610	4,284
Bank of Montreal
3.80%, 12/15/32 (i)	3,705	3,276
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (b)	200	192
5.13%, 01/18/33 (b)	900	782
5.88%, 09/13/34 (b)	300	268
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	1,740	1,212
3.85%, 03/15/52	1,010	836
BNP Paribas
3.05%, 01/13/31 (c) (i)	4,805	4,084
BPCE
1.00%, 01/20/26 (c)	2,600	2,316
Brighthouse Financial, Inc.
1.00%, 04/12/24 (c)	990	949
2.00%, 06/28/28 (c)	1,450	1,213
Capital One Financial Corporation
4.99%, 07/24/26	1,180	1,143
CI Financial Corp.
4.10%, 06/15/51	1,835	1,112
Citigroup Inc.
2.01%, 01/25/26	1,085	1,020
3.07%, 02/24/28	1,005	925

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia
4.32%, 01/10/48 (c)	1,985	1,475
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (b)	900	874
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (b) (f) (g) (h) (j)	1,100	6
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	1,400	1,254
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (c) (g) (h)	700	154
Ford Motor Credit Company LLC
4.39%, 01/08/26	600	567
4.95%, 05/28/27	400	377
3.63%, 06/17/31	540	442
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (c) (d) (e)	618	566
Global Bank Corporation
5.25%, 04/16/29 (b)	900	811
Global Payments Inc.
4.95%, 08/15/27	2,155	2,100
Hightower Holdings LLC
6.75%, 04/15/29 (c)	315	273
HSBC Holdings PLC
6.92%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (d) (i)	5,230	5,253
HUB International Limited
7.25%, 06/15/30 (c)	260	268
Icahn Enterprises L.P.
5.25%, 05/15/27	415	358
Inversiones La Construccion S.A.
4.75%, 02/07/32 (b)	900	721
John Deere Capital Corporation
4.70%, 06/10/30	2,345	2,330
JPMorgan Chase & Co.
2.60%, 02/24/26	1,520	1,442
4.85%, 07/25/28	770	760
2.07%, 06/01/29	2,185	1,876
2.52%, 04/22/31	3,325	2,816
2.58%, 04/22/32	2,870	2,383
2.96%, 01/25/33	2,765	2,333
LFS Topco LLC
5.88%, 10/15/26 (c)	340	299
Lloyds Banking Group PLC
3.57%, 11/07/28	4,575	4,148
Macquarie Group Limited
2.87%, 01/14/33 (c)	6,140	4,902
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (c)	2,300	1,486
MetLife, Inc.
5.25%, 01/15/54	2,230	2,152
Morgan Stanley
4.68%, 07/17/26	1,640	1,609
4.21%, 04/20/28	1,925	1,850
2.94%, 01/21/33	770	640
2.48%, 09/16/36	5,160	3,917
Multibank, Inc.
7.75%, 02/03/28 (c)	500	508
National Australia Bank Limited
2.99%, 05/21/31 (c)	3,435	2,743
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (c)	545	448
NatWest Markets PLC
0.80%, 08/12/24 (c)	2,490	2,345
Navient Corporation
5.00%, 03/15/27	290	260
OneMain Finance Corporation
6.88%, 03/15/25	290	287
7.13%, 03/15/26	35	34
5.38%, 11/15/29	240	205
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (i)	200	182
1.83%, 09/10/30 (c) (i)	1,400	1,273
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (c)	610	491
Ryan Specialty Group, LLC
4.38%, 02/01/30 (c)	555	491
Santander Holdings USA, Inc.
2.49%, 01/06/28	825	713
6.50%, 03/09/29	1,160	1,149
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (c) (f)	600	523
Synchrony Financial
3.95%, 12/01/27	3,895	3,428
The Bank of Nova Scotia
4.59%, 05/04/37 (i)	4,670	4,001
The Goldman Sachs Group, Inc.
6.49%, (3 Month USD LIBOR + 1.17%), 05/15/26 (a) (d)	5,540	5,570
5.88%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,682
The Toronto-Dominion Bank
4.69%, 09/15/27 (i)	4,705	4,588
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	333	331
Truist Financial Corporation
4.87%, 01/26/29	2,020	1,945
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (b) (f) (g) (h) (j)	3,100	16
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,000	884
2.00%, 10/14/31 (b)	700	613
Wells Fargo & Company
3.20%, 06/17/27	2,235	2,098
4.81%, 07/25/28	2,140	2,095
2.88%, 10/30/30	2,255	1,949
Westpac Banking Corporation
3.02%, 11/18/36	2,970	2,273
Willis North America Inc.
4.50%, 09/15/28	4,480	4,232
		156,277
Utilities 4.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	700	524
3.87%, 07/22/31 (b)	400	283
Adani Transmission Limited
4.00%, 08/03/26 (b)	500	438
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	1,875
5.40%, 03/15/53	425	437
AES Andres B.V.
5.70%, 05/04/28 (c)	800	720
Ameren Corporation
3.65%, 02/15/26	5,000	4,773
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,488
Boston Gas Company
3.15%, 08/01/27 (c)	5,000	4,546
Calpine Corporation
4.50%, 02/15/28 (c)	265	240
5.13%, 03/15/28 (c)	165	148
4.63%, 02/01/29 (c)	215	182
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (k)	1,750	1,355
Clearway Energy Operating LLC
4.75%, 03/15/28 (c)	375	346
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	4,033
DTE Energy Company
4.22%, 11/01/24 (d)	2,465	2,412
4.88%, 06/01/28	4,665	4,565
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,622
4.30%, 03/15/28	710	683
2.85%, 03/15/32	405	345
3.95%, 08/15/47	3,010	2,349
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (c)	5,000	4,469
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (c)	1,000	946

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	782	704
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (b)	1,900	1,496
4.38%, 02/15/31 (b)	500	373
Entergy Corporation
2.80%, 06/15/30	1,220	1,034
Eversource Energy
2.90%, 10/01/24	4,000	3,851
Exelon Corporation
3.40%, 04/15/26	5,712	5,419
5.15%, 03/15/28	1,370	1,365
4.10%, 03/15/52	740	598
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	424	397
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,847	3,692
Georgia Power Company
2.20%, 09/15/24	2,365	2,259
3.25%, 03/15/51	5,845	4,111
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,912	1,853
Inkia Energy Limited
5.88%, 11/09/27 (b)	700	665
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,820
2.95%, 05/14/30 (c)	1,250	1,075
5.40%, 06/01/33 (c)	750	746
JSW Hydro Energy Limited
4.13%, 05/18/31 (c)	420	355
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	1,902	1,714
Mercury Chile Holdco LLC
6.50%, 01/24/27 (c)	1,300	1,180
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	263	253
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	500	447
5.63%, 08/10/37 (b)	2,300	1,806
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	500	439
Monongahela Power Company
5.40%, 12/15/43 (c)	1,770	1,717
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (d)	2,235	2,198
3.55%, 05/01/27	5,000	4,715
Northern States Power Company
5.10%, 05/15/53	950	936
NRG Energy, Inc.
2.00%, 12/02/25 (c)	1,640	1,469
3.63%, 02/15/31 (c)	565	442
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,698
Oncor Electric Delivery Company LLC
4.95%, 09/15/52 (c)	1,660	1,601
Pacific Gas And Electric Company
6.10%, 01/15/29	2,375	2,338
2.50%, 02/01/31	2,945	2,311
San Diego Gas & Electric Company
5.35%, 04/01/53	650	646
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,754
3.25%, 11/01/51	1,660	1,115
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (c)	455	383
The Brooklyn Union Gas Company
4.49%, 03/04/49 (c)	5,105	3,930
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (c)	1,500	1,377
The Southern Company
3.70%, 04/30/30 (i)	2,500	2,291
3.75%, 09/15/51	1,930	1,642
Transelec S.A.
3.88%, 01/12/29 (c)	2,500	2,294
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (b)	200	193
Virginia Electric and Power Company
3.75%, 05/15/27	930	892
		120,373
Energy 2.3%
Aethon United BR LP
8.25%, 02/15/26 (c)	305	300
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	500	371
5.75%, 06/15/33 (c)	1,000	742
Antero Midstream Partners LP
5.75%, 03/01/27 (c)	404	389
Antero Resources Corporation
5.38%, 03/01/30 (c)	310	287
Bip-V Chinook
5.50%, 06/15/31 (c)	1,010	908
Blue Racer Midstream, LLC
7.63%, 12/15/25 (c)	30	30
BP Capital Markets America Inc.
4.89%, 09/11/33	2,270	2,247
2.94%, 06/04/51	1,385	948
Callon Petroleum Company
7.50%, 06/15/30 (c) (l)	425	401
Cheniere Energy, Inc.
4.63%, 10/15/28	2,425	2,268
Chesapeake Energy Corporation
5.88%, 02/01/29 (c)	515	489
Chord Energy Corporation
6.38%, 06/01/26 (c)	500	496
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	305	309
CNX Midstream Partners LP
4.75%, 04/15/30 (c)	470	398
CNX Resources Corporation
6.00%, 01/15/29 (c)	385	357
Continental Resources, Inc.
2.27%, 11/15/26 (c)	2,575	2,290
Cosan Luxembourg S.A.
7.00%, 01/20/27 (b)	300	300
7.50%, 06/27/30 (c)	600	594
CSI Compressco LP
7.50%, 04/01/25 (c)	370	355
Ecopetrol S.A.
5.38%, 06/26/26	200	191
5.88%, 05/28/45 - 11/02/51	3,150	2,087
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (b)	1,700	1,453
4.39%, 11/30/46 (b)	700	551
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	541	491
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,455
5.00%, 05/15/44 (d)	2,645	2,217
Enbridge Inc.
3.40%, 08/01/51	2,245	1,565
Energy Transfer LP
4.75%, 01/15/26	2,365	2,312
EQM Midstream Partners, LP
4.75%, 01/15/31 (c)	415	363
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,189
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (c)	2,129	1,810
2.94%, 09/30/40 (b)	760	611
Gran Tierra Energy Inc.
7.75%, 05/23/27 (c)	900	680
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (b)	1,100	946
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	796	694
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (c)	219	220

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Halliburton Company
2.92%, 03/01/30	1,170	1,032
Hess Infrastructure Partners LP
4.25%, 02/15/30 (c)	645	563
5.50%, 10/15/30 (c)	370	345
Hess Midstream Operations LP
5.13%, 06/15/28 (c)	395	372
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (c)	540	509
5.75%, 02/01/29 (c)	180	164
Hunt Oil USA, Inc.
6.38%, 06/01/28 (b)	1,581	1,518
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,930	4,232
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	420	374
Marathon Petroleum Corporation
5.13%, 12/15/26	2,150	2,131
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	1,111	751
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (c)	120	110
Nabors Industries Ltd.
7.25%, 01/15/26 (c)	340	318
NGL Energy Operating LLC
7.50%, 02/01/26 (c)	400	394
NGL Energy Partners LP
7.50%, 04/15/26 (l)	150	141
NGPL PipeCo LLC
3.25%, 07/15/31 (c)	1,090	903
NuStar Logistics, L.P.
6.00%, 06/01/26	750	732
Oleoducto Central S.A.
4.00%, 07/14/27 (b)	500	437
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,166
Parkland Corporation
4.50%, 10/01/29 (c)	430	374
4.63%, 05/01/30 (c)	300	260
PBF Holding Company LLC
6.00%, 02/15/28	120	112
Petrobras Global Finance B.V.
6.75%, 06/03/50	2,400	2,165
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (b)	1,000	744
5.63%, 06/19/47 (b)	600	389
Phillips 66
4.95%, 12/01/27	575	570
Reliance Industries Limited
2.88%, 01/12/32 (b) (l)	250	209
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,875	1,845
Southwestern Energy Company
4.75%, 02/01/32	420	371
Sunoco LP
6.00%, 04/15/27	225	222
4.50%, 05/15/29	160	142
Tervita Corporation
11.00%, 12/01/25 (c)	246	262
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,752
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,497	1,116
Venture Global LNG, Inc.
8.13%, 06/01/28 (c)	365	371
8.38%, 06/01/31 (c)	235	237
Weatherford International Ltd.
6.50%, 09/15/28 (c)	245	246
8.63%, 04/30/30 (c)	475	483
Western Midstream Operating, LP
4.30%, 02/01/30 (d) (j)	435	391
		63,767
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	341
4.38%, 07/03/29 (b)	800	642
3.10%, 02/02/31 (b)	500	353
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (c)	360	343
6.38%, 06/15/30 (c)	500	494
Air Canada
3.88%, 08/15/26 (c)	530	491
Air Lease Corporation
1.88%, 08/15/26	1,595	1,417
American Airlines, Inc.
5.75%, 04/20/29 (c)	695	675
ARD Finance S.A.
6.50%, 06/30/27 (c) (e)	200	163
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (c)	850	675
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 (c)	170	151
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,479
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (k)	623	429
BOC Aviation Limited
6.67%, (3 Month USD LIBOR + 1.13%), 09/26/23 (a) (c)	4,175	4,175
Bombardier Inc.
7.88%, 04/15/27 (c)	385	384
Builders FirstSource, Inc.
5.00%, 03/01/30 (c)	400	374
4.25%, 02/01/32 (c)	410	357
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,575	1,607
Clean Harbors, Inc.
5.13%, 07/15/29 (c)	135	128
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (c)	240	191
Corporation De Securite Garda World
4.63%, 02/15/27 (c)	625	572
6.00%, 06/01/29 (c)	355	292
CSX Corporation
3.80%, 11/01/46	5,755	4,655
Eaton Corporation
4.35%, 05/18/28	1,175	1,154
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (c)	1,095	956
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	273	254
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (c)	330	303
Griffon Corporation
5.75%, 03/01/28	420	393
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,600	1,570
Jeld-Wen, Inc.
4.88%, 12/15/27 (c)	275	244
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	1,698	1,655
Madison IAQ LLC
4.13%, 06/30/28 (c)	335	295
5.88%, 06/30/29 (c)	325	264
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,261	1,134
Owens Corning
4.40%, 01/30/48	2,575	2,144
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	395	345
Parker-Hannifin Corporation
4.25%, 09/15/27	1,180	1,148
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (c)	1,660	1,645
3.40%, 11/15/26 (c)	75	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.20%, 04/01/27 (c)	2,455	2,303
Pike Corporation
5.50%, 09/01/28 (c)	610	549
Raytheon Technologies Corporation
3.03%, 03/15/52	2,610	1,835
Regal Rexnord Corporation
6.05%, 02/15/26 (c) (j)	1,085	1,087
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (c)	385	345
Ryder System, Inc.
5.65%, 03/01/28	2,290	2,296
Seaspan Corporation
5.50%, 08/01/29 (c)	330	259
Simpar Europe
5.20%, 01/26/31 (b)	200	159
Standard Buildings Solutions Inc.
4.38%, 07/15/30 (c)	580	503
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (c)	2,650	2,538
3.63%, 04/28/26 (c)	1,973	1,874
The Boeing Company
2.95%, 02/01/30	2,730	2,378
3.75%, 02/01/50	1,620	1,218
Titan Acquisition Limited
7.75%, 04/15/26 (c)	385	350
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (c)	325	300
TMS International Corp.
6.25%, 04/15/29 (c)	220	185
TransDigm Inc.
6.25%, 03/15/26 (c)	605	602
5.50%, 11/15/27	545	515
6.75%, 08/15/28 (c)	245	246
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (c)	265	275
Triton Container International Limited
1.15%, 06/07/24 (c)	1,070	1,014
3.25%, 03/15/32	1,860	1,458
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (c)	630	574
Weir Group PLC(The)
2.20%, 05/13/26 (c)	2,820	2,524
XPO, Inc.
7.13%, 06/01/31 (c)	495	499
		59,847
Consumer Discretionary 1.9%
Academy, Ltd.
6.00%, 11/15/27 (c)	755	727
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	210	175
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (c)	295	252
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (c)	470	438
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c) (l)	480	419
7.00%, 02/15/30 (c)	25	25
Carnival Corporation
5.75%, 03/01/27 (c)	670	616
9.88%, 08/01/27 (c)	530	552
Clarios Global LP
6.25%, 05/15/26 (c)	132	131
6.75%, 05/15/28 (c)	335	334
Dana Incorporated
5.38%, 11/15/27	120	114
5.63%, 06/15/28 (l)	310	293
4.25%, 09/01/30	95	80
Dealer Tire, LLC
8.00%, 02/01/28 (c)	210	192
Dick's Sporting Goods, Inc.
3.15%, 01/15/32	4,410	3,615
4.10%, 01/15/52	1,355	943
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (c) (l)	260	212
EG Global Finance PLC
8.50%, 10/30/25 (c)	615	600
Everi Holdings Inc.
5.00%, 07/15/29 (c)	625	549
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,213
3.80%, 02/15/28	2,060	1,930
3.25%, 02/15/30	825	718
2.95%, 03/15/31 (j)	304	256
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (c)	330	307
Fertitta Entertainment LLC
6.75%, 01/15/30 (c)	430	365
Ford Motor Company
3.25%, 02/12/32	1,300	1,021
Full House Resorts, Inc.
8.25%, 02/15/28 (c) (l)	215	201
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,825	2,396
3.10%, 01/12/32	2,910	2,354
Golden Entertainment, Inc.
7.63%, 04/15/26 (c)	315	316
Group 1 Automotive, Inc.
4.00%, 08/15/28 (c)	275	242
Hyundai Capital America
2.65%, 02/10/25 (c)	4,565	4,327
1.80%, 10/15/25 (c)	75	68
Installed Building Products, Inc.
5.75%, 02/01/28 (c)	425	401
Light & Wonder, Inc.
6.63%, 03/01/30 (c)	550	484
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (c)	130	94
Lowe`s Companies, Inc.
4.40%, 09/08/25	1,340	1,314
5.63%, 04/15/53	1,335	1,333
LSF9 Atlantis
7.75%, 02/15/26 (c)	375	349
M/I Homes, Inc.
4.95%, 02/01/28	380	354
Magnum Management Corporation
5.25%, 07/15/29	550	500
Marriott International, Inc.
3.13%, 06/15/26	2,295	2,155
2.75%, 10/15/33 (j)	2,840	2,259
Mattamy Homes Limited
4.63%, 03/01/30 (c)	400	346
McDonald's Corporation
4.45%, 03/01/47	2,685	2,421
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	405	359
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	308
NCL Corporation Ltd.
5.88%, 03/15/26 (c)	165	155
8.38%, 02/01/28 (c)	315	331
PENN Entertainment, Inc.
5.63%, 01/15/27 (c)	655	616
4.13%, 07/01/29 (c)	300	246
PetSmart, Inc.
4.75%, 02/15/28 (c)	830	769
7.75%, 02/15/29 (c)	500	497
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (c) (l)	265	200
5.88%, 09/01/31 (c)	140	103
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (c)	525	498
7.25%, 01/15/30 (c)	80	81
Scientific Games International, Inc.
7.25%, 11/15/29 (c)	245	246
Sonic Automotive, Inc.
4.63%, 11/15/29 (c) (l)	525	442
SRS Distribution Inc.
4.63%, 07/01/28 (c)	315	282
6.13%, 07/01/29 (c)	290	252

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Staples, Inc.
7.50%, 04/15/26 (c)	360	297
10.75%, 04/15/27 (c)	150	87
Station Casinos LLC
4.63%, 12/01/31 (c)	305	257
Superior Plus LP
4.50%, 03/15/29 (c)	510	448
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (c)	180	111
The Gap, Inc.
3.88%, 10/01/31 (c)	385	264
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (l)	460	400
Univision Communications Inc.
4.50%, 05/01/29 (c)	325	279
7.38%, 06/30/30 (c)	550	524
Upbound Group, Inc.
6.38%, 02/15/29 (c)	170	151
Victoria's Secret & Co.
4.63%, 07/15/29 (c) (l)	325	237
Viking Cruises Limited
13.00%, 05/15/25 (c)	135	142
5.88%, 09/15/27 (c)	560	514
9.13%, 07/15/31 (c)	480	485
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (c)	2,375	2,362
Warnermedia Holdings, Inc.
3.76%, 03/15/27	2,515	2,347
4.05%, 03/15/29	2,520	2,303
Wheel Pros, Inc.
6.50%, 05/15/29 (c)	130	39
Yum! Brands, Inc.
4.75%, 01/15/30 (c)	370	347
		54,970
Health Care 1.8%
1375209 BC Ltd
9.00%, 01/30/28 (c)	87	87
AbbVie Inc.
4.70%, 05/14/45	5,220	4,784
AdaptHealth LLC
5.13%, 03/01/30 (c)	625	508
Amgen Inc.
5.25%, 03/02/30	2,245	2,251
5.75%, 03/02/63	1,910	1,941
Bausch Health Companies Inc.
6.13%, 02/01/27 (c)	190	122
4.88%, 06/01/28 (c)	420	250
11.00%, 09/30/28 (c)	155	110
14.00%, 10/15/30 (c)	30	18
Becton, Dickinson and Company
4.69%, 02/13/28	2,020	1,990
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (c)	225	182
Centene Corporation
2.50%, 03/01/31	4,030	3,210
Community Health Systems, Inc.
6.00%, 01/15/29 (c)	285	242
4.75%, 02/15/31 (c)	395	298
CVS Health Corporation
5.13%, 02/21/30	1,190	1,173
5.30%, 06/01/33	2,255	2,251
5.88%, 06/01/53	2,315	2,378
Elevance Health, Inc.
2.38%, 01/15/25	1,975	1,878
4.55%, 05/15/52	790	706
Emergent BioSolutions Inc.
3.88%, 08/15/28 (c)	105	61
Encompass Health Corporation
4.50%, 02/01/28	180	168
4.75%, 02/01/30	60	55
4.63%, 04/01/31	475	421
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (c) (g) (h)	175	129
Fortrea Holdings Inc.
7.50%, 07/01/30 (c)	300	307
HCA Inc.
5.38%, 02/01/25	3,400	3,371
4.13%, 06/15/29	2,300	2,130
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (c)	1,695	1,199
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	285	223
Merck & Co., Inc.
4.50%, 05/17/33	1,630	1,618
ModivCare Inc.
5.00%, 10/01/29 (c)	565	418
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (c)	595	516
Organon & Co.
5.13%, 04/30/31 (c)	560	462
Owens & Minor, Inc.
6.63%, 04/01/30 (c)	520	472
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	1,735	1,729
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	275	102
Royalty Pharma PLC
2.15%, 09/02/31	2,930	2,298
3.30%, 09/02/40	3,335	2,375
RP Escrow Issuer LLC
5.25%, 12/15/25 (c)	215	159
Select Medical Corporation
6.25%, 08/15/26 (c)	405	398
Tenet Healthcare Corporation
6.25%, 02/01/27	335	332
6.13%, 10/01/28 (l)	300	289
6.13%, 06/15/30	485	478
UnitedHealth Group Incorporated
5.05%, 04/15/53	2,805	2,779
4.95%, 05/15/62	1,100	1,059
Viatris Inc.
1.65%, 06/22/25	1,650	1,519
		49,446
Communication Services 1.7%
Acuris Finance
5.00%, 05/01/28 (c)	675	528
Altice Financing S.A.
5.00%, 01/15/28 (c)	245	196
Altice France
6.00%, 02/15/28 (c)	435	212
Altice France Holding S.A.
5.50%, 10/15/29 (c)	470	338
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (c) (l)	135	95
Arches Buyer Inc.
4.25%, 06/01/28 (c)	135	117
AT&T Inc.
2.75%, 06/01/31	5,530	4,668
3.50%, 09/15/53	6,373	4,515
3.55%, 09/15/55	3,168	2,225
Bell Canada inc.
3.65%, 08/15/52	565	427
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (b) (l)	950	825
CCO Holdings, LLC
4.75%, 03/01/30 (c)	735	629
4.50%, 08/15/30 (c)	380	317
4.75%, 02/01/32 (c)	385	313
4.25%, 01/15/34 (c)	215	163
Cengage Learning, Inc.
9.50%, 06/15/24 (c)	29	29
Charter Communications Operating, LLC
4.91%, 07/23/25	2,463	2,416
3.50%, 03/01/42	2,790	1,858
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (c)	185	137

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Comcast Corporation
3.95%, 10/15/25	1,465	1,429
3.40%, 04/01/30	2,510	2,304
Commscope Technologies LLC
5.00%, 03/15/27 (c)	245	171
Commscope, Inc.
4.75%, 09/01/29 (c)	325	257
Consolidated Communications, Inc.
5.00%, 10/01/28 (c)	295	221
CSC Holdings, LLC
6.50%, 02/01/29 (c)	455	369
5.75%, 01/15/30 (c)	505	238
CT Trust
5.13%, 02/03/32 (b)	1,000	805
DIRECTV Financing, LLC
5.88%, 08/15/27 (c)	325	294
DISH DBS Corporation
5.88%, 11/15/24	120	106
5.75%, 12/01/28 (c)	405	303
5.13%, 06/01/29	210	98
Frontier Communications Holdings, LLC
5.88%, 11/01/29	29	21
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	130	119
5.00%, 05/01/28 (c)	260	224
GCI, LLC
4.75%, 10/15/28 (c)	380	324
iHeartCommunications, Inc.
8.38%, 05/01/27	70	47
5.25%, 08/15/27 (c)	225	172
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (c)	310	282
Level 3 Financing, Inc.
4.25%, 07/01/28 (c)	305	197
10.50%, 05/15/30 (c) (l)	320	325
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (c)	205	206
Lumen Technologies Inc.
4.00%, 02/15/27 (c)	195	145
8.00%, 06/01/36	230	141
Match Group Holdings II, LLC
5.00%, 12/15/27 (c)	340	319
Meta Platforms, Inc.
3.85%, 08/15/32	2,435	2,262
4.45%, 08/15/52	2,650	2,308
Millicom International Cellular SA
6.63%, 10/15/26 (b)	540	520
5.13%, 01/15/28 (b)	360	319
6.25%, 03/25/29 (b)	540	484
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	545	471
NBN Co Limited
1.45%, 05/05/26 (c)	2,100	1,889
Netflix, Inc.
4.88%, 04/15/28	1,040	1,029
5.38%, 11/15/29 (c)	230	231
4.88%, 06/15/30 (c)	160	158
Network I2I Limited
3.98%, (100, 03/03/26) (b) (f)	200	179
5.65%, (100, 01/15/25) (b) (f)	200	194
News Corporation
5.13%, 02/15/32 (c)	160	147
Radiate HoldCo, LLC
4.50%, 09/15/26 (c)	135	108
6.50%, 09/15/28 (c)	120	70
Scripps Escrow II, Inc.
3.88%, 01/15/29 (c)	205	166
Scripps Escrow, Inc.
5.88%, 07/15/27 (c)	130	106
Sirius XM Radio Inc.
5.50%, 07/01/29 (c)	325	296
4.13%, 07/01/30 (c)	540	441
Telesat Canada
4.88%, 06/01/27 (c)	220	132
6.50%, 10/15/27 (c)	230	97
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	1,680	1,579
T-Mobile USA, Inc.
2.25%, 02/15/26	2,265	2,086
3.40%, 10/15/52	2,645	1,888
Townsquare Media, Inc.
6.88%, 02/01/26 (c)	370	355
Verizon Communications Inc.
3.88%, 03/01/52	760	596
VTR Comunicaciones SpA
5.13%, 01/15/28 (b)	400	208
VTR Finance N.V.
6.38%, 07/15/28 (b)	700	262
		47,706
Information Technology 1.4%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,119
Boxer Parent Company Inc.
7.13%, 10/02/25 (c)	35	35
Broadcom Inc.
3.42%, 04/15/33 (c)	4,150	3,469
Castle United States Holding Corporation
9.50%, 02/15/28 (c)	140	79
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (c) (l)	270	240
Coherent Corp.
5.00%, 12/15/29 (c)	430	388
Fortinet, Inc.
1.00%, 03/15/26	2,602	2,321
Foundry JV Holdco LLC
5.88%, 01/25/34 (c)	1,000	995
Helios Software Holdings, Inc.
4.63%, 05/01/28 (c)	650	557
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,690	1,686
Marvell Technology, Inc.
2.95%, 04/15/31	5,545	4,647
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	420	353
NetApp, Inc.
1.88%, 06/22/25	2,350	2,183
NXP B.V.
3.88%, 06/18/26	2,430	2,336
Oracle Corporation
6.25%, 11/09/32	1,230	1,306
3.80%, 11/15/37	860	706
3.85%, 04/01/60	3,880	2,722
Renesas Electronics Corporation
2.17%, 11/25/26 (c) (j)	5,285	4,662
Texas Instruments Incorporated
5.00%, 03/14/53	660	670
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (c)	655	577
TSMC Global Limited
1.25%, 04/23/26 (c)	3,115	2,782
Virtusa Corporation
7.13%, 12/15/28 (c)	125	102
VMware, Inc.
2.20%, 08/15/31	2,690	2,115
Workday, Inc.
3.70%, 04/01/29	2,450	2,274
		39,324
Consumer Staples 1.4%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	823	642
3.00%, 02/16/31 (c)	549	428
Agrosuper S.A.
4.60%, 01/20/32 (b)	150	127
Allied Universal Holdco LLC
6.63%, 07/15/26 (c)	510	484
9.75%, 07/15/27 (c)	340	299
6.00%, 06/01/29 (c)	435	322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,686
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	3,046	2,833
APi Escrow Corp.
4.75%, 10/15/29 (c)	480	432
B.A.T. Capital Corporation
3.46%, 09/06/29	5,445	4,704
BRF S.A.
4.88%, 01/24/30 (b)	400	325
Constellation Brands, Inc.
3.15%, 08/01/29	1,830	1,640
2.88%, 05/01/30	875	763
Cosan Overseas Limited
8.25% (b) (f)	1,300	1,294
Coty Inc.
5.00%, 04/15/26 (c)	405	390
6.50%, 04/15/26 (c) (l)	245	243
Dollar General Corporation
4.25%, 09/20/24	1,125	1,104
Dollar Tree, Inc.
4.00%, 05/15/25	4,375	4,235
3.38%, 12/01/51	795	537
Energizer Holdings, Inc.
6.50%, 12/31/27 (c)	305	294
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b)	400	313
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (c)	1,060	920
Kraft Heinz Foods Company
4.38%, 06/01/46	2,650	2,253
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (c)	320	296
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (c)	345	315
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	600	429
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (c)	295	117
Metis Merger Subordinated LLC
6.50%, 05/15/29 (c)	390	336
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	900	704
Movida Europe S.A.
5.25%, 02/08/31 (b)	400	325
NBM US Holdings, Inc.
7.00%, 05/14/26 (b)	200	194
6.63%, 08/06/29 (b)	200	183
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (c)	90	52
PepsiCo, Inc.
3.60%, 02/18/28	1,430	1,378
Performance Food Group, Inc.
4.25%, 08/01/29 (c)	385	343
Post Holdings, Inc.
5.50%, 12/15/29 (c)	130	120
4.63%, 04/15/30 (c)	92	81
Primo Water Holdings Inc.
4.38%, 04/30/29 (c)	330	283
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (k)	900	586
SEG Holding, LLC
5.63%, 10/15/28 (c)	630	600
Smithfield Foods, Inc.
4.25%, 02/01/27 (c)	4,490	4,138
Spectrum Brands, Inc.
5.00%, 10/01/29 (c)	360	323
Triton Water Holdings Incorporated
6.25%, 04/01/29 (c)	240	206
U.S. Foods Inc.
4.63%, 06/01/30 (c)	295	264
United Natural Foods, Inc.
6.75%, 10/15/28 (c)	290	240
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (c)	550	515
		38,296
Real Estate 1.0%
Agree Limited Partnership
2.60%, 06/15/33	1,045	804
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,050	1,251
5.15%, 04/15/53	465	418
American Tower Corporation
3.38%, 10/15/26	5,000	4,666
Corporate Office Properties Trust
2.90%, 12/01/33	2,010	1,410
Crown Castle Inc.
3.65%, 09/01/27	9,695	9,057
Equinix, Inc.
1.80%, 07/15/27	2,450	2,123
2.15%, 07/15/30	2,250	1,823
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (j)	3,010	2,379
Invitation Homes Operating Partnership LP
2.70%, 01/15/34	2,175	1,651
Iron Mountain Incorporated
7.00%, 02/15/29 (c)	460	461
4.50%, 02/15/31 (c)	275	236
Park Intermediate Holdings LLC
4.88%, 05/15/29 (c)	335	289
Realogy Group LLC
5.25%, 04/15/30 (c)	285	203
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	373
Uniti Group Inc.
10.50%, 02/15/28 (c)	165	164
XHR LP
6.38%, 08/15/25 (c)	280	275
4.88%, 06/01/29 (c)	415	357
		27,940
Materials 1.0%
Arconic Corporation
6.13%, 02/15/28 (c)	580	588
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b) (l)	550	352
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b)	1,400	1,427
Cap S.A.
3.90%, 04/27/31 (b)	1,000	726
3.90%, 04/27/31 (c)	600	436
CCL Industries Inc.
3.05%, 06/01/30 (c)	2,135	1,807
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (f)	1,300	1,158
9.13%, (100, 03/14/28) (c) (f)	200	203
CF Industries, Inc.
5.38%, 03/15/44	2,570	2,350
CVR Partners, LP
6.13%, 06/15/28 (c)	270	235
EverArc Escrow
5.00%, 10/30/29 (c)	190	151
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	189
5.25%, 09/01/29 (l)	300	295
4.63%, 08/01/30	900	850
Glencore Funding LLC
1.63%, 04/27/26 (c)	2,115	1,907
GrafTech Finance Inc.
4.63%, 12/15/28 (c)	185	151
Illuminate Buyer LLC
9.00%, 07/01/28 (c)	325	284
JSW Steel Limited
5.05%, 04/05/32 (b)	400	324
MATIV Holdings, Inc.
6.88%, 10/01/26 (c) (i)	315	274
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	800	785

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Nexa Resources S.A.
5.38%, 05/04/27 (b)	200	186
Olympus Water US Holding Corporation
4.25%, 10/01/28 (c)	345	273
6.25%, 10/01/29 (c)	200	144
Packaging Corporation of America
3.40%, 12/15/27	2,725	2,538
PT Freeport Indonesia
5.32%, 04/14/32 (c)	400	379
6.20%, 04/14/52 (b)	300	273
Sasol Financing USA LLC
4.38%, 09/18/26	200	177
5.50%, 03/18/31	900	708
SunCoke Energy, Inc.
4.88%, 06/30/29 (c)	510	430
The Scotts Miracle-Gro Company
4.50%, 10/15/29 (l)	420	364
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (c)	335	242
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	400	130
UPL Corporation Limited
4.50%, 03/08/28 (b)	700	629
4.63%, 06/16/30 (b)	800	684
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (c)	1,300	972
Vedanta Resources Limited
6.13%, 08/09/24 (b) (l)	1,400	1,050
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	360	294
WestRock Company
3.75%, 03/15/25	4,125	3,967
		27,932
Total Corporate Bonds And Notes (cost $778,074)		685,878
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.2%
Aaset 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28	1,265	975
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 5.26%, (1 Month USD LIBOR + 0.11%), 01/25/37 (a) (d)	2,796	1,475
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.40%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (d)	2,588	1,753
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 8.17%, (3 Month USD LIBOR + 2.90%), 07/22/32 (a)	2,000	1,882
AIMCO CLO Series 2018-A
Series 2018-B-AA, 6.66%, (3 Month USD LIBOR + 1.40%), 04/17/31 (a)	2,500	2,430
Series 2018-D-AA, 7.81%, (3 Month USD LIBOR + 2.55%), 04/17/31 (a)	1,000	946
Alternative Loan Trust
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,372	2,043
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,611	3,076
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 5.38%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	198	181
Series 2005-A3-32T1, REMIC, 6.15%, (1 Month USD LIBOR + 1.00%), 08/25/35 (a)	4,967	2,637
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 5.82%, (1 Month USD LIBOR + 0.66%), 11/20/35 (a) (d)	3,106	2,764
Series 2005-2A1-J12, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 11/25/35 (a) (d)	6,166	3,256
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,525	1,957
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,221	2,133
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.39%, (1 Month USD LIBOR + 0.24%), 06/25/36 (a) (d)	5,211	4,790
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 5.35%, (1 Month USD LIBOR + 0.19%), 09/20/46 (a) (d)	957	933
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.34%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (d)	3,435	2,924
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 5.35%, (1 Month USD LIBOR + 0.19%), 03/20/47 (a) (d)	2,312	1,898
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 5.73%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (d)	5,583	4,704
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,328	2,551
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,996	2,883
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.51%, (1 Month USD LIBOR + 0.36%), 05/25/47 (a) (d)	149	129
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,209
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,013
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,564
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,116
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,559
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,715
Apidos CLO XII
Series 2013-DR-12A, 7.86%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	916
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 5.73%, (1 Month USD LIBOR + 0.58%), 03/25/36 (a) (d)	11,102	6,044
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (d)	13,626	3,326
Atrium XIII
Series D-13A, 7.97%, (3 Month USD LIBOR + 2.70%), 11/21/30 (a)	1,000	939
Babson CLO Ltd 2016-I
Series 2016-DR-1A, 8.32%, (3 Month USD LIBOR + 3.05%), 07/23/30 (a)	1,000	934
Babson CLO LTD 2018-3A
Series 2018-D-3A, 8.15%, (3 Month USD LIBOR + 2.90%), 07/20/29 (a)	500	483
Bain Capital Credit CLO 2023-3 Ltd
Series 2023-C-3A, 0.00%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,000
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	2,377
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.13%, 02/20/35 (a)	241	222
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,679
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,354
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	3,080
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	419
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	2,817
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.38%, 05/25/35 (a)	2,494	2,314

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Barings CLO Ltd 2018-I
Series 2018-C-1A, 7.86%, (3 Month USD LIBOR + 2.60%), 04/15/31 (a)	1,000	891
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.66%, (3 Month USD LIBOR + 3.40%), 04/15/36 (a)	500	468
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.46%, (3 Month USD LIBOR + 3.20%), 10/15/36 (a)	1,000	941
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.58%, (1 Month USD LIBOR + 3.38%), 03/16/37 (a) (d)	4,330	2,454
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,284
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	1,023
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,593
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,364
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,862
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	14
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	80
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.05%, 03/27/47 (a)	4,539	3,693
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	194
BCAP LLC 2012-RR1 Trust
Series 2012-6A6-RR1, REMIC, 4.16%, 12/27/46 (a)	461	539
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.53%, (1 Month USD LIBOR + 0.38%), 05/25/47 (a) (d)	1,481	1,471
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.59%, 03/26/37 (a)	64	60
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,014	1,522
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 4.19%, 05/25/35 (a)	93	85
Series 2005-26A1-7, REMIC, 3.86%, 09/25/35 (a)	5,054	2,094
Series 2005-22A1-7, REMIC, 4.20%, 09/25/35 (a)	71	43
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	1
Series 2002-1A1-11, REMIC, 4.48%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 4.51%, 04/25/33 (a)	3	3
Series 2003-4A1-8, REMIC, 4.20%, 01/25/34 (a)	35	33
Series 2004-12A5-1, REMIC, 4.10%, 04/25/34 (a)	83	74
Series 2004-2A1-8, REMIC, 4.00%, 11/25/34 (a)	148	132
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.10%, 01/26/36 (a)	167	132
Series 2007-2A1-R6, REMIC, 3.48%, 12/26/46 (a)	139	104
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.43%, 02/17/28 (a)	1,997	1,535
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	850
Benchmark 2020-B19 Mortgage Trust
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,701
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,340
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,184
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	2,886	2,318
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,666
Campbellsville Independent School District
Series 2018-DR-27A, 9.09%, (3 Month USD LIBOR + 3.83%), 01/25/35 (a)	2,500	2,272
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 8.05%, (3 Month USD LIBOR + 2.75%), 01/30/31 (a) (c)	1,134	1,005
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 8.06%, (3 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	924
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.56%, (3 Month USD LIBOR + 3.30%), 10/16/34 (a)	1,000	908
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.36%, (3 Month USD LIBOR + 3.10%), 04/17/34 (a)	1,000	928
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 8.31%, (3 Month USD LIBOR + 3.05%), 07/17/34 (a)	1,000	911
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.56%, (3 Month USD LIBOR + 6.30%), 10/16/34 (a)	1,000	902
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (d)	4,367	3,975
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 7.87%, (3 Month USD LIBOR + 2.62%), 01/22/35 (a)	1,000	961
Series 2021-D1-8A, 8.67%, (3 Month USD LIBOR + 3.42%), 01/22/35 (a)	1,000	938
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (d)	2,641	837
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,051
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,648
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.88%, 12/25/35 (a)	100	90
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	357	208
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 8.11%, (3 Month USD LIBOR + 2.85%), 07/18/31 (a)	500	476
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 8.31%, (3 Month USD LIBOR + 3.05%), 10/16/34 (a)	500	470
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	645	578
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	941
Series 2016-B-GC36, REMIC, 4.90%, 01/12/26 (a)	2,892	2,395
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,712
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,370
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,780
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,626
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,832
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.28%, 10/25/37 (a) (d)	1,880	1,754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,188
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	845	760
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 5.41%, (1 Year Treasury + 2.40%), 10/25/35 (a)	8	8
Series 2005-1A3A-8, REMIC, 3.92%, 11/25/35 (a)	1,335	1,263
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.21%, (1 Month USD LIBOR + 0.06%), 07/25/45 (a) (d)	237	170
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	3,039
Comm 2015-Ccre22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.95%, 03/12/48 (a)	91,868	959
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.44%, 01/10/25 (a)	200	168
COMM 2017-PANW Mortgage Trust
Series 2017-E-PANW, REMIC, 4.13%, 10/11/24 (a)	5,717	5,043
Cook Park CLO, Ltd.
Series 2018-D-1A, 7.86%, (3 Month USD LIBOR + 2.60%), 04/17/30 (a)	2,000	1,764
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 5.45%, 03/25/32 (a)	13	12
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	946
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	335
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (a)	4,254	3,047
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.31%, 11/17/27 (a)	2,360	1,683
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,129
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	3,495	2,574
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (a)	1,175	832
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	8,348	7,676
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,308	687
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	214	199
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	1,040
CWABS, Inc.
Series 2004-M1-3, REMIC, 5.90%, (1 Month USD LIBOR + 0.75%), 06/25/34 (a) (d)	24	23
Series 2005-3A2A-HYB9, REMIC, 3.51%, (1 Year USD LIBOR + 1.75%), 02/20/36 (a)	12	10
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,293	1,231
Series 2004-A2-HYB6, REMIC, 4.03%, 11/21/34 (a)	263	246
Series 2004-A3-22, REMIC, 3.81%, 11/25/34 (a)	100	89
Series 2004-1A1-HYB9, REMIC, 3.86%, 02/20/35 (a)	24	23
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,296	2,069
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	904	473
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,968	1,717
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.30%, (1 Month USD LIBOR + 0.15%), 02/25/47 (a)	2,670	1,536
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.53%, (1 Month USD LIBOR + 0.38%), 02/25/37 (a) (d)	5,595	4,683
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 8.42%, (3 Month USD LIBOR + 3.10%), 08/15/31 (a) (c)	1,000	942
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.50%, (3 Month USD LIBOR + 3.25%), 04/20/34 (a)	1,000	926
Dryden 57 CLO Ltd
Series 2018-D-57A, 7.87%, (3 Month USD LIBOR + 2.55%), 05/15/31 (a)	1,000	903
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	2,000	1,838
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.55%, (3 Month USD LIBOR + 2.30%), 10/20/34 (a)	500	473
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,124
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,593
Fillmore Park CLO, Ltd.
Series 2018-D-1A, 8.16%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,396
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,190	3,310
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.02%, 10/25/35 (a)	234	204
Series 2005-4A1-AR6, REMIC, 4.15%, 02/25/36 (a)	43	39
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	2,778
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/15/31 (a)	1,000	909
Gilbert Park CLO, Ltd.
Series 2017-D-1A, 8.21%, (3 Month USD LIBOR + 2.95%), 10/15/30 (a)	1,000	926
Series 2017-E-1A, 11.66%, (3 Month USD LIBOR + 6.40%), 10/15/30 (a)	2,000	1,663
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	695	616
GoldenTree Loan Opportunities XI, Ltd
Series 2015-DR2-11A, 7.66%, (3 Month USD LIBOR + 2.40%), 01/21/31 (a) (c)	1,000	954
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	618	536
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 7.76%, (3 Month USD LIBOR + 2.50%), 04/15/31 (a)	1,000	873
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 6.44%, (1 Month USD LIBOR + 1.25%), 07/16/35 (a) (d)	1,898	1,263
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.07%, 09/25/35 (a)	95	89
Series 2005-6A1-AR7, REMIC, 3.66%, 11/25/35 (a)	28	25
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,600
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	7,136
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 06/25/36 (a) (d)	475	453
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.59%, (1 Month USD LIBOR + 0.44%), 08/25/46 (a) (d)	15,461	3,550
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.59%, (1 Month USD LIBOR + 0.44%), 05/19/35 (a) (d)	30	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series 2005-3A1-4, REMIC, 4.20%, 07/19/35 (a)	140	104
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,762	4,279
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (d)	5,916	5,882
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (c) (d)	1,770	1,402
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (d)	467	459
Series 2006-1A1-HE1, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 10/25/36 (a) (d)	5,519	1,732
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 04/25/37 (a) (d)	380	243
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	1,954
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.54%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.48%, 08/25/35 (a)	836	646
Series 2005-1A1-AR31, REMIC, 3.36%, 01/25/36 (a)	151	128
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,152	2,507
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	1,621
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 5.98%, (1 Month USD LIBOR + 0.82%), 11/25/36 (a) (d)	2,414	2,412
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	52	25
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	34	32
Jersey Mike's Funding, LLC
Series 2019-A2-1A, 4.43%, 02/15/27	2,977	2,699
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	2,965
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	2,764
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.97%, 10/17/50 (a)	87,274	2,260
LCM 28 Ltd
Series D-28A, 8.20%, (3 Month USD LIBOR + 2.95%), 10/21/30 (a)	1,000	827
LCM XIV Limited Partnership
Series DR-14A, 8.00%, (3 Month USD LIBOR + 2.75%), 07/21/31 (a) (c)	2,000	1,652
LCM XV LP
Series DR-15A, 8.95%, (3 Month USD LIBOR + 3.70%), 07/22/30 (a)	2,750	2,460
LCM XX Limited Partnership
Series DR-20A, 8.05%, (3 Month USD LIBOR + 2.80%), 10/20/27 (a)	1,000	977
LCM XXI Limited Partnership
Series DR-21A, 8.05%, (3 Month USD LIBOR + 2.80%), 04/20/28 (a)	1,000	999
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.49%, (1 Month USD LIBOR + 0.34%), 02/25/37 (a) (d)	3,830	2,829
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	5,100	4,959
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.66%, (3 Month USD LIBOR + 2.40%), 01/17/30 (a)	1,000	869
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (c) (d)	5,313	4,455
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 8.22%, (3 Month USD LIBOR + 2.95%), 10/22/30 (a)	2,000	1,914
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 8.41%, (3 Month USD LIBOR + 3.15%), 07/17/34 (a)	1,000	943
Magnetite XIV-R, Limited
Series 2015-D-14RA, 8.11%, (3 Month USD LIBOR + 2.85%), 10/20/31 (a)	1,500	1,426
Magnetite XVIII Ltd
Series 2016-DR-18A, 8.02%, (3 Month USD LIBOR + 2.70%), 11/15/28 (a)	1,000	969
Magnetite XXIX, Limited
Series 2021-E-29A, 11.01%, (3 Month USD LIBOR + 5.75%), 01/17/34 (a)	500	477
Marble Point CLO XI Ltd
Series 2017-B-2A, 6.76%, (3 Month USD LIBOR + 1.50%), 12/18/30 (a)	500	476
MARBLE POINT CLO XXI LTD
Series 2021-D1-3A, 8.76%, (3 Month USD LIBOR + 3.50%), 10/17/34 (a)	2,000	1,810
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 9.28%, (1 Month USD LIBOR + 4.13%), 12/25/32 (a) (d)	681	635
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 6.30%, (1 Month USD LIBOR + 1.15%), 08/25/37 (a) (d)	4,091	3,337
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 5.20%, (1 Month USD LIBOR + 0.05%), 01/25/37 (a) (d)	278	81
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,359	834
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.00%), 06/25/36 (a)	1,156	710
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 5.63%, (1 Month USD LIBOR + 0.49%), 10/20/29 (a)	13	13
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 11/25/35 (a) (d)	20	18
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 3.92%, 05/25/33 (a)	65	60
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.89%, 09/25/30 (a)	8,210	6,879
MKT 2020-525M Mortgage Trust
Series 2020-E-525M, REMIC, 3.04%, 02/12/30 (a)	2,000	955
Series 2020-F-525M, REMIC, 3.04%, 02/12/30 (a)	2,000	796
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.04%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	3,663	1,197
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	2,000	1,568
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31 (a)	4,713	3,287
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 12/25/36 (a) (d)	10,699	4,152
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	14,857	14,390
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.67%, (1 Month USD LIBOR + 0.52%), 12/25/35 (a) (d)	752	732
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	830	743
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	711	603

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	951	808
Series 2020-B-1A, 3.10%, 11/22/32	1,188	992
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,077	881
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	3,344	3,044
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,202
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,435
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,962	4,198
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 8.16%, (3 Month USD LIBOR + 2.90%), 04/17/34 (a)	2,000	1,820
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 7.86%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a) (c)	1,000	932
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,021
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2005-3A1-AR4, REMIC, 4.94%, 08/25/35 (a)	78	76
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,327	2,180
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 07/25/59 (d)	4,056	3,969
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 8.30%, (3 Month USD LIBOR + 3.05%), 04/20/34 (a)	2,000	1,889
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (d)	4,986	4,929
Ocean Trails CLO V
Series 2014-DRR-5A, 8.69%, (3 Month USD LIBOR + 3.45%), 10/14/31 (a)	1,000	848
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 8.55%, (3 Month USD LIBOR + 3.30%), 03/18/30 (a)	2,500	2,313
Octagon Investment Partners 31, LLC
Series 2017-DR-1A, 8.65%, (3 Month USD LIBOR + 3.40%), 07/22/30 (a)	1,282	1,208
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 8.00%, (3 Month USD LIBOR + 2.75%), 01/21/31 (a) (c)	1,000	878
Series 2017-D-1A, 11.55%, (3 Month USD LIBOR + 6.30%), 01/21/31 (a) (c)	1,000	812
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 8.11%, (3 Month USD LIBOR + 2.85%), 07/25/30 (a)	1,000	911
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.60%, (3 Month USD LIBOR + 3.35%), 01/20/35 (a)	1,000	861
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/17/30 (a)	500	460
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 8.07%, (3 Month USD LIBOR + 2.75%), 02/14/31 (a)	500	460
OCTAGON INVT P 34 17 1A 144A
Series 2017-D-34, 7.75%, (3 Month USD LIBOR + 2.50%), 01/22/30 (a)	1,000	866
OHA Credit Funding 1 LTD
Series 2018-D-1A, 8.30%, (3 Month USD LIBOR + 3.05%), 10/21/30 (a)	1,000	956
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.71%, (3 Month USD LIBOR + 3.20%), 01/19/37 (a)	1,500	1,415
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 5.92%, (1 Month USD LIBOR + 0.77%), 08/25/35 (a) (d)	3,700	3,415
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 5.28%, (1 Month USD LIBOR + 0.13%), 07/25/37 (a) (d)	658	408
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 5.27%, (1 Month USD LIBOR + 0.12%), 03/25/37 (a) (d)	1,810	1,659
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	2,621	2,478
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 6.13%, (1 Month USD LIBOR + 0.97%), 07/25/35 (a) (d)	5,000	3,949
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 07/28/27 (a)	1,374	1,363
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 8.06%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (d)	1,297	1,284
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.55%, (1 Month USD LIBOR + 0.40%), 02/25/34 (a)	3	3
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,837	4,404
Progress Residential 2019-SFR4 Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,597
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,716
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,283
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	981
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,729
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (d)	2,003	1,857
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (d)	3,215	3,090
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,644	2,113
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.49%, (1 Month USD LIBOR + 0.34%), 09/25/36 (a) (d)	995	913
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (d)	3,374	1,726
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (d)	1,983	775
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	3,088	2,705
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.95%, 01/25/36 (a)	3,330	2,250
RR 4 Ltd
Series 2018-C-4A, 8.21%, (3 Month USD LIBOR + 2.95%), 04/15/30 (a) (c)	1,000	924
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,118	1,755
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.61%, (1 Month USD LIBOR + 0.23%), 02/25/37 (a) (d)	13,387	5,874
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 5.27%, (1 Month USD LIBOR + 0.12%), 12/25/36 (a) (d)	218	48
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	1,974
Interest Only, Series 2016-XA-C5, REMIC, 2.02%, 10/13/48 (a)	26,075	981
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 5.61%, (1 Month USD LIBOR + 0.46%), 07/25/36 (a) (d)	16,293	3,030
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	1,969
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,918	1,506
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,858	1,547
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.91%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (c)	1,377	1,358
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	2,260	2,231
Sound Point CLO 36 Ltd
Series 2023-B-36A, 0.00%, 07/28/36 (a)	500	500
Series 2023-C-36A, 0.00%, 07/28/36 (a)	500	500
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 9.75%, (3 Month USD LIBOR + 4.50%), 07/20/32 (a)	1,000	849
Sound Point CLO XXIII
Series 2019-DR-2A, 8.56%, (3 Month USD LIBOR + 3.30%), 07/17/34 (a)	2,000	1,726
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.51%, (3 Month USD LIBOR + 3.25%), 10/25/34 (a)	1,000	861
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.34%, (1 Month USD LIBOR + 0.19%), 03/25/37 (a) (d)	6,250	3,335
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (c) (d)	2,659	2,367
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,860	3,517
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	967	836
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	5,976
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 7.86%, (3 Month USD LIBOR + 2.60%), 01/15/30 (a)	2,000	1,779
Stichting Babson Euro CLO 2015-1
Series 2015-DR-IA, 7.85%, (3 Month USD LIBOR + 2.60%), 01/21/31 (a) (c)	1,280	1,142
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 5.77%, (1 Month USD LIBOR + 0.62%), 01/25/36 (a) (d)	1,116	1,010
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 07/19/35 (a) (d)	92	83
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 03/25/37 (a) (d)	272	119
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 5.81%, (1 Month USD LIBOR + 0.66%), 09/19/32 (a) (d)	4	3
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (a) (d)	3,524	2,411
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,819	1,536
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,404	2,344
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (c)	2,705	2,156
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,701	2,382
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 8.31%, (3 Month USD LIBOR + 3.05%), 10/15/31 (a)	1,000	927
Symphony CLO XVII Ltd
Series 2016-DR-17A, 7.91%, (3 Month USD LIBOR + 2.65%), 04/17/28 (a)	1,000	1,000
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (d)	2,763	2,394
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 8.05%, (3 Month USD LIBOR + 2.80%), 04/20/34 (a)	1,000	903
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-DR-2A, 8.16%, (3 Month USD LIBOR + 2.90%), 01/15/31 (a)	1,000	863
Series 2014-ER-2A, 11.01%, (3 Month USD LIBOR + 5.75%), 01/15/31 (a)	1,000	685
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 8.16%, (3 Month USD LIBOR + 2.90%), 07/15/30 (a)	1,500	1,309
Series 2018-E-1, 10.76%, (3 Month USD LIBOR + 5.50%), 07/15/30 (a)	500	420
THL Credit Wind River CLO Ltd.
Series 2016-BR-2A, 7.10%, (3 Month USD LIBOR + 1.80%), 11/03/31 (a)	1,000	967
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (c) (d)	3,935	3,578
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,786
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	4,053	3,369
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 9.04%, (3 Month USD LIBOR + 3.78%), 01/18/35 (a)	4,500	4,101
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,535	2,209
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,851
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	15	15
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.69%, 10/15/27 (a)	3,298	2,703
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,702
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	2,839
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.87%, 03/12/46 (a)	4,702	3,286
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	715	656
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	685	660
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	2,077	1,968
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	142	138
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,761
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,376
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,239	1,902
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,253
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (d)	2,812	2,571
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (d)	3,433	3,136
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (d)	3,554	3,290
Venture XIV CLO Ltd
Series 2013-BRR-14A, 7.01%, (3 Month USD LIBOR + 1.55%), 08/28/29 (a)	1,000	987
Venture XVIII CLO, Limited
Series 2014-BR-18A, 6.91%, (3 Month USD LIBOR + 1.65%), 10/15/29 (a)	1,000	990
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (d)	1,863	1,768
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,385
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a)	6,643	6,592
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (d)	1,126	1,058
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (d)	738	689

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 7.78%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	854
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 8.01%, (3 Month USD LIBOR + 2.75%), 07/15/31 (a)	1,000	873
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,721	2,373
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 6.27%, (1 Month USD LIBOR + 1.12%), 09/25/34 (a) (d)	116	115
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2002-1A-AR17, REMIC, 5.18%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	10	9
Wamu Mortgage Pass-Through Certificates Series 2003-S10 Trust
Series 2005-1A3A-AR18, REMIC, 3.97%, 01/25/36 (a)	171	150
Series 2005-A1A1-AR13, REMIC, 5.73%, (1 Month USD LIBOR + 0.58%), 10/25/45 (a) (d)	20	18
WaMu Mortgage Pass-Through Certificates Series 2007-Hy1 Trust
Series 2007-3A3-HY1, REMIC, 3.70%, 02/25/37 (a)	899	746
Series 2007-4A1-HY1, REMIC, 3.77%, 02/25/37 (a)	87	76
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8
Series 2006-3A3-AR8, REMIC, 3.78%, 08/25/36 (a)	891	812
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7
Series 2007-2A3-HY7, REMIC, 3.60%, 07/25/37 (a)	153	133
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 4.81%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (d)	1,325	1,094
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 5.38%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	18	17
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	2,261	1,833
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.42%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	2,000	1,965
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 4.41%, 12/25/37 (a)	438	375
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,415
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.74%, 03/17/51 (a)	63,013	1,399
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,492
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	753
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,295
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	824
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	2,614	2,116
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	1,947	1,195
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,903
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (d)	4,109	3,414
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/18/31 (a)	1,000	851
Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 8.26%, (3 Month USD LIBOR + 3.00%), 07/15/30 (a)	2,000	1,712
Total Non-U.S. Government Agency Asset-Backed Securities (cost $768,949)		649,144
SENIOR FLOATING RATE INSTRUMENTS 3.3%
Utilities 2.7%
Acrisure, LLC
2021 First Lien Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	236	231
Air Canada
2021 Term Loan B, 8.84%, (3 Month USD LIBOR + 3.50%), 07/27/28 (a)	267	267
Air Methods Corporation
2017 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	127	45
Ali Group North America Corporation
2021 Term Loan B, 7.27%, (SOFR + 2.00%), 10/13/28 (a)	490	489
AlixPartners, LLP
2021 USD Term Loan B, 7.77%, (1 Month USD LIBOR + 2.75%), 02/04/28 (a)	598	597
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 8.65%, (SOFR + 3.50%), 02/08/27 (a)	323	321
2021 Term Loan B4, 8.65%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	265	263
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.00%, (SOFR + 3.75%), 05/04/28 (a)	563	547
AllSpring Buyer LLC
Term Loan B, 8.19%, (3 Month USD LIBOR + 3.00%), 04/21/28 (a)	333	327
Alterra Mountain Company
2023 Term Loan B, 9.00%, (SOFR + 3.75%), 05/09/30 (a)	150	150
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 8.22%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	99	77
American Airlines, Inc.
2017 1st Lien Term Loan, 6.51%, (3 Month Term SOFR + 3.50%), 01/29/27 (a)	365	355
2021 Term Loan, 10.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	425	434
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.49%, (3 Month USD LIBOR + 6.25%), 10/07/28 (a)	286	248
AmWINS Group, Inc.
2021 Term Loan B, 7.40%, (1 Month USD LIBOR + 2.25%), 02/16/28 (a)	602	596
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.65%, (3 Month Term SOFR + 6.75%), 09/19/25 (a)	390	390
2022 Extended 1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	802	802
APX Group, Inc.
2021 Term Loan B, 8.46%, (Prime + 2.25%), 07/01/28 (a)	489	488
2021 Term Loan B, 10.50%, (Prime + 2.25%), 07/01/28 (a)	1	1
Ascend Learning, LLC
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	254	238
2021 2nd Lien Term Loan, 11.00%, (SOFR + 5.75%), 11/18/29 (a)	130	110
AssuredPartners, Inc.
2020 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 02/13/27 (a)	426	422

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Astra Acquisition Corp.
2021 2nd Lien Term Loan, 14.03%, (1 Month USD LIBOR + 8.88%), 10/22/29 (a)	280	150
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.48%, (1 Month USD LIBOR + 7.00%), 12/08/29 (a)	147	90
Axalta Coating Systems U.S. Holdings, Inc.
2022 USD Term Loan B4, 7.90%, (SOFR + 3.00%), 11/30/29 (a)	268	268
Bausch & Lomb, Inc.
Term Loan, 8.59%, (3 Month Term SOFR + 3.25%), 05/05/27 (a)	684	662
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.74%, (SOFR + 3.50%), 10/31/26 (a) (e)	246	245
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 06/23/33 (a)	619	617
Brookfield WEC Holdings Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 08/01/25 (a) (m)	225	224
2021 Term Loan, 7.90%, (1 Month USD LIBOR + 2.75%), 08/01/25 (a)	390	389
Brown Group Holding, LLC
Term Loan B, 7.75%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	59	58
Buckeye Partners, L.P.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.25%), 11/01/26 (a) (m)	595	590
Caesars Entertainment Corp
Term Loan B, 8.50%, (SOFR + 3.25%), 01/25/30 (a)	125	125
Calpine Corporation
2019 Term Loan B10, 7.15%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	53	53
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 10/30/26 (a)	16	16
Carnival Corporation
2021 Incremental Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 10/08/28 (a)	568	562
Castle US Holding Corporation
USD Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 02/28/27 (a)	629	458
Castlelake Aviation Limited
Term Loan B, 8.30%, (3 Month USD LIBOR + 2.75%), 10/22/26 (a)	637	633
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 0.00%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a) (m)	310	303
CDK Global, Inc.
2022 USD Term Loan B, 9.15%, (3 Month Term SOFR + 4.50%), 06/09/29 (a)	348	347
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	513	502
Charter NEX US, Inc.
2021 Term Loan, 9.02%, (SOFR + 3.75%), 12/01/27 (a)	405	401
CHG Healthcare Services Inc.
2021 Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 09/22/28 (a)	601	598
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 08/08/26 (a)	1	1
Term Loan B, 8.81%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	415	395
CMG Media Corporation
2021 Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 12/17/26 (a)	293	262
CNT Holdings I Corp
2020 Term Loan, 8.46%, (SOFR + 3.50%), 10/16/27 (a)	504	502
Columbus McKinnon Corporation
2021 Term Loan B, 8.23%, (3 Month USD LIBOR + 2.75%), 04/07/28 (a)	44	44
Comet Acquisition, Inc.
Term Loan, 8.65%, (3 Month USD LIBOR + 3.25%), 10/23/25 (a)	124	121
Compass Power Generation LLC
2022 Term Loan B2, 9.47%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (e)	422	420
Conair Holdings, LLC
Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	107	101
Conservice Midco, LLC
2020 Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 05/07/27 (a)	311	309
Constant Contact Inc
Term Loan, 9.20%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	242	230
CoreLogic, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 04/14/28 (a) (m)	50	45
Term Loan, 8.69%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	284	256
Cornerstone OnDemand, Inc.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 09/08/26 (a)	244	227
CQP Holdco LP
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 05/26/28 (a)	879	877
Cyxtera DC Holdings, Inc.
Term Loan B, 8.07%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	409	201
DCert Buyer, Inc.
2019 Term Loan B, 9.26%, (SOFR + 4.00%), 07/31/26 (a)	330	327
2021 2nd Lien Term Loan, 12.26%, (3 Month USD LIBOR + 7.00%), 02/16/29 (a)	115	105
DexKo Global Inc.
2021 USD Term Loan B, 9.25%, (3 Month USD LIBOR + 3.75%), 09/24/28 (a) (e)	291	277
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	463	454
Diamond (BC) B.V.
2021 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 09/14/28 (a)	2	2
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	781	780
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	504	492
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 8.75%, (SOFR + 3.50%), 04/06/26 (a)	146	144
2020 Term Loan B1, 8.75%, (SOFR + 3.50%), 04/06/26 (a)	271	268
E.W. Scripps Company (The)
2019 Term Loan B2, 7.83%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	305	298
EAB Global, Inc.
2021 Term Loan, 8.77%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	1	1
Echo Global Logistics, Inc.
Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	206	199
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 11.90%, (1 Month USD LIBOR + 6.75%), 06/26/26 (a)	185	178
EG America LLC
2018 USD Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 02/06/25 (a)	228	223
EG Group Limited
2021 Term Loan, 9.41%, (3 Month USD LIBOR + 4.25%), 03/11/26 (a)	217	216
Eisner Advisory Group LLC
Term Loan, 10.52%, (SOFR + 5.25%), 12/31/24 (a)	270	270
Element Materials Technology Group US Holdings Inc
2022 USD Delayed Draw Term Loan, 9.25%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	79	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
2022 USD Term Loan, 9.25%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	170	166
Endure Digital Inc.
Term Loan, 8.79%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	251	234
Envision Healthcare Corporation
2018 Third Out Term Loan, 8.99%, (3 Month Term SOFR + 3.75%), 03/31/27 (a) (e)	361	3
2022 Second Out Term Loan, 8.99%, (3 Month Term SOFR + 4.25%), 03/31/27 (a) (e)	148	31
Everi Holdings Inc.
2021 Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 12/31/24 (a)	152	151
ExGen Renewables IV, LLC
2020 Term Loan, 8.03%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	257	255
Fertitta Entertainment, LLC
2022 Term Loan B, 9.10%, (SOFR + 4.00%), 01/13/29 (a)	95	94
2022 Term Loan B, 9.15%, (SOFR + 4.00%), 01/13/29 (a) (e)	415	409
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	206	197
USD 2nd Lien Term Loan , 12.40%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	145	131
First Advantage Holdings, LLC
2021 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 01/31/27 (a)	378	377
Focus Financial Partners, LLC
Term Loan, 0.00%, (SOFR + 3.50%), 06/30/28 (a) (m)	85	84
Foresight Energy LLC
2020 Exit Term Loan A, 13.16%, (3 Month USD LIBOR + 8.00%), 06/30/27 (a) (n)	138	131
Formula One Holdings Limited
Term Loan B, 8.15%, (SOFR + 3.25%), 01/15/30 (a)	510	510
Fortrea Holdings Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 06/12/30 (a) (m)	75	75
Freeport LNG Investments, LLLP
Term Loan B, 8.75%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a)	362	354
Gainwell Acquisition Corp.
Term Loan B, 9.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	577	568
Gates Global LLC
2022 Term Loan B4, 8.65%, (SOFR + 3.50%), 11/09/29 (a)	119	119
Getty Images, Inc.
2019 USD Term Loan B, 9.50%, (1 Month USD LIBOR + 4.50%), 02/13/26 (a)	267	267
GIP II Blue Holding, L.P
Term Loan B, 9.66%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a)	162	162
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.40%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	187	104
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.15%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	499	498
2022 Term Loan B5, 8.15%, (SOFR + 3.25%), 10/21/29 (a)	104	105
GOGO Intermediate Holdings LLC
Term Loan B, 9.02%, (3 Month Term SOFR + 3.75%), 04/21/28 (a)	703	701
GoTo Group, Inc.
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	187	116
Grab Holdings Inc
Term Loan B, 9.66%, (1 Month USD LIBOR + 4.50%), 01/20/26 (a)	223	222
Great Outdoors Group, LLC
2021 Term Loan B1, 8.90%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	509	505
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	456	455
Greystone Select Financial LLC
Term Loan B, 10.27%, (3 Month USD LIBOR + 5.00%), 12/31/24 (a)	122	115
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.41%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	410	403
H Food Holdings LLC
2018 Term Loan B, 9.27%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	307	269
Hexion Holdings Corporation
2022 USD Term Loan, 0.00%, (SOFR + 4.50%), 03/02/29 (a) (m)	110	104
HighTower Holdings LLC
2021 Term Loan B, 9.15%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	418	406
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.95%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	357	356
HUB International Limited
2023 Term Loan B, 0.00%, (SOFR + 4.25%), 06/08/30 (a) (m)	115	115
Hyland Software, Inc.
2021 2nd Lien Term Loan, 11.40%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	186	178
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.41%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	185	185
iHeartCommunications, Inc.
2020 Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	315	272
Illuminate Buyer, LLC
2021 Term Loan, 8.77%, (1 Month USD LIBOR + 3.50%), 06/30/27 (a)	560	554
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.05%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	507	500
Ineos US Finance LLC
2023 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.50%), 02/09/30 (a)	595	591
Informatica LLC
2021 USD Term Loan B, 7.94%, (1 Month USD LIBOR + 2.75%), 10/13/28 (a)	568	566
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 7.00%, (SOFR + 1.75%), 02/05/27 (a)	598	597
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (a)	534	531
ION Trading Finance Limited
2021 USD Term Loan, 9.91%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	398	390
IRB Holding Corp
2022 Term Loan B, 8.25%, (SOFR + 3.00%), 12/15/27 (a) (e)	603	598
Iron Mountain, Inc.
2018 Term Loan B, 6.91%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	316	313
Ivanti Software, Inc.
2021 Term Loan B, 9.42%, (3 Month USD LIBOR + 4.25%), 11/20/27 (a)	140	118
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	720	719
Jo-Ann Stores, Inc.
2021 Term Loan B1, 10.02%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	496	252
Kestrel Bidco Inc.
Term Loan B, 0.00%, (3 Month Term SOFR + 3.00%), 07/31/26 (a) (m)	65	63
KKR Apple Bidco, LLC
2021 Term Loan, 8.02%, (1 Month USD LIBOR + 2.75%), 07/14/28 (a)	291	288
K-Mac Holdings Corp
2021 Term Loan, 8.66%, (1 Month USD LIBOR + 3.50%), 06/23/28 (a)	328	321

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 8.90%, (3 Month USD LIBOR + 3.75%), 12/22/26 (a)	477	464
LaserShip, Inc.
2021 Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 04/30/28 (a)	236	193
2021 2nd Lien Term Loan, 12.66%, (3 Month USD LIBOR + 7.50%), 05/07/29 (a) (n)	75	53
LBM Acquisition LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (a) (m)	170	163
Leslie's Poolmart, Inc.
2021 Term Loan B, 7.65%, (3 Month USD LIBOR + 2.75%), 03/02/28 (a)	608	607
Madison IAQ LLC
Term Loan, 8.30%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a)	490	479
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.03%, (SOFR + 3.00%), 10/15/27 (a) (e)	121	121
Mavis Tire Express Services Corp.
2021 Term Loan B, 0.00%, (SOFR + 4.00%), 04/13/26 (a) (m)	5	5
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.15%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	370	314
Medline Borrower, LP
USD Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	1,024	1,012
Messer Industries GmbH
2018 USD Term Loan, 7.66%, (3 Month USD LIBOR + 2.50%), 09/19/25 (a)	348	347
Mileage Plus Holdings LLC
2020 Term Loan B, 10.76%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	284	295
Mirion Technologies, Inc.
2021 Term Loan, 7.90%, (6 Month USD LIBOR + 2.75%), 10/05/28 (a)	356	353
Mitchell International, Inc.
2021 2nd Lien Term Loan, 11.65%, (1 Month USD LIBOR + 6.50%), 10/01/29 (a)	70	61
NASCAR Holdings, LLC
Term Loan B, 7.77%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	102	102
NCR Corporation
2019 Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a) (m)	470	468
2019 Term Loan, 7.78%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	144	143
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 8.52%, (1 Month USD LIBOR + 3.25%), 10/05/25 (a)	246	220
Nouryon Finance B.V.
2023 USD Term Loan B, 9.32%, (SOFR + 4.00%), 04/03/28 (a)	230	228
Olympus Water US Holding Corporation
2021 USD Term Loan B, 8.94%, (3 Month USD LIBOR + 3.75%), 09/21/28 (a)	340	326
OneDigital Borrower LLC
2021 Term Loan, 9.50%, (SOFR + 4.25%), 11/16/27 (a)	604	593
Organon & Co
USD Term Loan , 8.25%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	686	685
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan, 8.54%, (SOFR + 3.25%), 10/05/28 (a)	421	420
Pacific Gas And Electric Company
2020 Term Loan B1, 8.19%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	591	590
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 11/30/27 (a)	509	501
Par Petroleum, LLC
2023 Term Loan B, 9.61%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	105	103
Parexel International Corporation
2021 1st Lien Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	658	652
Park River Holdings Inc
Term Loan, 0.00%, (6 Month USD LIBOR + 3.25%), 01/20/28 (a) (m)	10	10
Term Loan, 8.52%, (3 Month USD LIBOR + 3.25%), 01/20/28 (a)	251	240
PCI Gaming Authority
Term Loan, 7.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	138	138
Pediatric Associates Holding Company, LLC
2022 Delayed Draw Term Loan, 0.00%, 02/08/29 (a) (m)	5	4
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	178	173
Perrigo Investments, LLC
Term Loan B, 7.45%, (SOFR + 2.35%), 04/05/29 (a)	145	144
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 02/25/28 (a) (m)	610	605
PetSmart, Inc.
2021 Term Loan B, 9.00%, (SOFR + 3.75%), 12/31/24 (a)	819	816
PetVet Care Centers, LLC
2021 Term Loan B3, 8.65%, (1 Month USD LIBOR + 3.50%), 02/14/25 (a)	373	364
Phoenix Services International, LLC
Term Loan, 0.00%, 07/03/23 (a) (m)	14	14
2022 DIP New Money Term Loan, 17.10%, (SOFR + 2.00%), 07/29/23 (a) (e)	15	15
2022 DIP PIK Roll Up Term Loan, 17.10%, (SOFR + 12.00%), 07/29/23 (a) (e) (n)	44	4
Term Loan, 11.00%, (Prime + 2.75%), 01/29/25 (a)	99	8
PMHC II, Inc.
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	253	222
PointClickCare Technologies, Inc.
Term Loan B, 8.19%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	191	190
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.72%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	172	135
2018 1st Lien Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	147	115
Polaris Newco LLC
USD Term Loan B, 9.16%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	218	200
PQ Corporation
2021 Term Loan B, 7.65%, (3 Month USD LIBOR + 2.50%), 05/26/28 (a)	501	498
PRA Health Sciences, Inc.
US Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	46	46
Pregis TopCo Corporation
1st Lien Term Loan, 9.02%, (SOFR + 3.75%), 07/25/26 (a)	478	474
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 9.22%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	283	210
2021 1st Lien Term Loan, 9.51%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	92	68
2021 2nd Lien Term Loan, 11.97%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	21
2021 2nd Lien Term Loan, 12.26%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	40	21
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 9.16%, (1 Month USD LIBOR + 4.00%), 04/26/24 (a)	862	860
Proofpoint, Inc.
1st Lien Term Loan, 8.40%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	458	448
Quikrete Holdings, Inc.
2021 Term Loan B1, 8.15%, (1 Month USD LIBOR + 3.00%), 12/24/24 (a)	173	173

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Radiology Partners Inc
2018 1st Lien Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	271	203
RealPage, Inc
1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 02/18/28 (a) (m)	415	406
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 8.56%, (3 Month USD LIBOR + 3.25%), 02/04/28 (a)	224	223
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (g) (h) (n)	33	—
Restoration Hardware, Inc.
Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	413	398
Reynolds Consumer Products LLC
Term Loan, 7.00%, (SOFR + 1.75%), 01/30/27 (a)	161	161
Scientific Games Holdings LP
2022 USD Term Loan B, 8.42%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	462	456
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	188	167
Six Flags Theme Parks, Inc.
2019 Term Loan B, 7.00%, (1 Month USD LIBOR + 1.75%), 04/09/26 (a)	278	275
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.80%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	265	276
SMG US Midco 2, Inc.
2020 Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a) (m)	190	189
2020 Term Loan, 7.77%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	412	411
Solis IV BV
USD Term Loan B1, 8.67%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	536	506
Sophia, L.P.
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	800	790
Southern Veterinary Partners, LLC
Term Loan, 9.15%, (1 Month USD LIBOR + 4.00%), 10/05/27 (a)	520	510
Spin Holdco Inc.
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	407	348
Spirit Aerosystems, Inc.
2022 Term Loan, 9.55%, (SOFR + 4.50%), 11/23/27 (a)	159	159
SRS Distribution Inc.
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 05/20/28 (a)	650	630
Staples, Inc.
7 Year Term Loan, 10.30%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	364	310
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	490	490
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 0.00%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a) (m)	390	387
2021 Term Loan B3, 8.91%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	126	125
Tecta America Corp.
2021 Term Loan, 9.27%, (SOFR + 4.25%), 12/31/24 (a)	265	263
Telesat Canada
Term Loan B5, 8.03%, (3 Month USD LIBOR + 2.75%), 11/22/26 (a)	184	113
Tempo Acquisition LLC
2022 Term Loan B, 8.10%, (SOFR + 3.00%), 08/31/28 (a) (e)	266	266
Tiger Acquisition, LLC
2021 Term Loan, 8.50%, (SOFR + 3.25%), 05/21/28 (a)	239	234
Titan Acquisition Limited
2018 Term Loan B, 8.15%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	502	489
TransDigm, Inc.
2023 Term Loan I, 8.15%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	738	737
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 6.20%, (3 Month USD LIBOR + 1.50%), 02/28/25 (a) (e)	439	430
Traverse Midstream Partners LLC
2017 Term Loan, 8.94%, (SOFR + 3.75%), 09/22/24 (a)	107	106
TricorBraun Holdings, Inc.
2021 Term Loan, 8.52%, (1 Month USD LIBOR + 3.25%), 01/29/28 (a)	389	378
Trident TPI Holdings, Inc.
2021 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a) (m)	315	309
2021 Incremental Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	98	97
Triton Water Holdings, Inc
Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	604	583
Uber Technologies, Inc.
2023 Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	81	81
2023 Term Loan B, 8.03%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	188	188
UFC Holdings, LLC
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a) (m)	375	374
Ultimate Software Group Inc (The)
Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 04/08/26 (a) (m)	175	172
Term Loan B, 8.90%, (3 Month USD LIBOR + 3.75%), 04/08/26 (a)	47	46
2021 Term Loan, 8.27%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	223	218
2023 Incremental Term Loan, 9.78%, (SOFR + 4.50%), 05/03/26 (a)	165	164
2021 2nd Lien Term Loan, 10.27%, (3 Month USD LIBOR + 5.25%), 05/03/27 (a)	120	116
Ultra Clean Holdings, Inc
2021 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 08/27/25 (a)	184	184
United Airlines, Inc.
2021 Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	542	541
Univar Solutions USA Inc.
2019 USD Term Loan B5, 7.15%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	92	92
Univision Communications Inc.
2022 First Lien Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 06/10/29 (a) (m)	5	5
2022 First Lien Term Loan B, 9.15%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	299	298
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.90%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	50	48
Verscend Holding Corp.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	806	805
Vertical US Newco Inc
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	800	792
Viad Corp
Initial Term Loan, 10.27%, (SOFR + 5.00%), 12/31/24 (a)	356	345
Victoria's Secret & Co.
Term Loan B, 8.51%, (3 Month USD LIBOR + 3.25%), 06/30/28 (a)	285	281
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	119	119
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	477	475

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Walker & Dunlop, Inc.
2021 Term Loan, 7.50%, (SOFR + 2.25%), 10/14/28 (a)	192	190
Wand NewCo 3, Inc.
2020 Term Loan, 7.90%, (1 Month USD LIBOR + 2.75%), 02/05/26 (a)	544	538
Waterbridge Midstream Operating LLC
Term Loan B, 11.01%, (3 Month USD LIBOR + 5.75%), 06/22/26 (a)	234	232
Whatabrands LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	504	500
WMG Acquisition Corp.
2021 Term Loan G, 7.28%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	600	598
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 07/22/28 (a)	107	102
Zayo Group Holdings, Inc.
USD Term Loan , 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	217	169
Zebra Buyer LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/21/28 (a) (m)	75	74
Ziggo Financing Partnership
USD Term Loan I, 7.69%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	270	266
		73,971
Industrials 0.2%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.90%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	513	503
AssuredPartners, Inc.
2022 Term Loan, 8.65%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	183	181
Cornerstone Building Brands, Inc.
2021 Term Loan B, 8.50%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	220	210
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.65%, (1 Month Term SOFR + 3.75%), 03/05/27 (a)	465	451
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 12.02%, (1 Month USD LIBOR + 6.75%), 03/18/29 (a)	80	71
EAB Global, Inc.
2021 Term Loan, 8.87%, (1 Month USD LIBOR + 3.50%), 12/31/24 (a)	325	321
Edelman Financial Center, LLC
2021 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 03/15/28 (a)	361	352
Garda World Security Corporation
2021 Term Loan B, 9.43%, (1 Month Term SOFR + 4.25%), 10/30/26 (a)	326	324
2022 Term Loan B, 9.33%, (1 Month Term SOFR + 4.25%), 02/10/29 (a)	283	279
Getty Images, Inc.
2019 USD Term Loan B, 9.75%, (1 Month Term SOFR + 4.50%), 02/13/26 (a)	8	8
Kenan Advantage Group, Inc.
2021 Term Loan B1, 9.48%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	616	614
Kestrel Bidco Inc.
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	247	239
LBM Acquisition LLC
Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 12/08/27 (a)	249	238
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.40%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	121	120
Minotaur Acquisition, Inc.
Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	464	455
Pediatric Associates Holding Company, LLC
2022 Delayed Draw Term Loan, 8.52%, (1 Month USD LIBOR + 3.25%), 02/08/29 (a)	18	18
Pike Corporation
2021 Incremental Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	163	162
PUG LLC
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	500	443
2021 Incremental Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 02/13/27 (a)	80	72
Tecta America Corp.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 12/31/24 (a) (m)	40	40
Trans Union, LLC
2021 Term Loan B6, 7.52%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	924	921
VT Topco, Inc.
2021 Incremental Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 08/01/25 (a)	116	114
		6,136
Communication Services 0.1%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	659	657
Camelot U.S. Acquisition LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 10/31/26 (a) (m)	590	589
Charter Communications Operating, LLC
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	324	322
2019 Term Loan B2, 6.90%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	1	1
Connect Finco Sarl
2021 Term Loan B, 8.66%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	203	203
Gray Television, Inc.
2021 Term Loan D, 8.27%, (1 Month USD LIBOR + 3.00%), 10/27/28 (a)	612	597
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	214	213
Level 3 Financing Inc.
2019 Term Loan B, 7.02%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	235	218
Radiate Holdco, LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	265	221
Sinclair Television Group Inc.
Term Loan B2B, 7.77%, (1 Month USD LIBOR + 2.50%), 07/18/26 (a)	329	292
		3,313
Information Technology 0.1%
Ascend Learning, LLC
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	260	244
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.40%, (1 Month USD LIBOR + 5.25%), 10/20/28 (a)	270	187
Athenahealth Group, Inc.
2022 Term Loan B, 8.59%, (1 Month Term SOFR + 3.50%), 01/27/29 (a)	466	448
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 8.33%, (1 Month Term SOFR + 3.25%), 01/07/29 (a)	118	118
Energizer Holdings, Inc.
2020 Term Loan, 7.44%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	250	248
GoTo Group, Inc.
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 08/31/27 (a)	53	33
McAfee, LLC
2022 USD Term Loan B, 9.01%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	207	198
Mitchell International, Inc.
2021 Term Loan B, 8.88%, (1 Month USD LIBOR + 3.75%), 10/01/28 (a)	415	405

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	778	763
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 9.40%, (1 Month Term SOFR + 4.25%), 03/09/27 (a)	299	236
		2,880
Consumer Discretionary 0.1%
American Trailer World Corp.
Term Loan B, 9.00%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	172	155
Clarios Global LP
2023 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 04/20/30 (a)	485	483
PENN Entertainment, Inc.
2022 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	602	600
Pilot Travel Centers LLC
2021 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	597	595
Playa Resorts Holding B.V.
2022 Term Loan B, 9.34%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	398	397
Scientific Games International, Inc.
2022 USD Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	272	272
Springs Windows Fashions, LLC
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	246	198
		2,700
Financials 0.1%
Acrisure, LLC
2020 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	279	271
Asurion LLC
2021 2nd Lien Term Loan B3, 10.40%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	100	85
2021 Second Lien Term Loan B4, 10.40%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	200	167
Mavis Tire Express Services Corp.
2021 Term Loan B, 9.27%, (1 Month Term SOFR + 4.00%), 04/13/26 (a)	609	603
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	256	208
		1,334
Materials 0.0%
Graham Packaging Company Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 08/04/27 (a) (m)	505	501
Consumer Staples 0.0%
Monogram Food Solutions, LLC
Term Loan B, 9.19%, (1 Month USD LIBOR + 4.00%), 12/31/24 (a)	449	436
Health Care 0.0%
Aveanna Healthcare, LLC
2021 Term Loan B, 9.23%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	189	161
Heartland Dental, LLC
2021 Incremental Term Loan, 9.20%, (1 Month USD LIBOR + 4.00%), 04/30/25 (a)	13	13
Perrigo Investments, LLC
Term Loan B, 7.45%, (1 Month Term SOFR + 2.50%), 04/05/29 (a) (e)	203	201
		375
Real Estate 0.0%
Packers Holdings, LLC
2021 Term Loan, 8.44%, (1 Month Term SOFR + 3.25%), 03/04/28 (a)	289	200
Total Senior Floating Rate Instruments (cost $95,180)		91,846
COMMON STOCKS 0.0%
Communication Services 0.0%
Intelsat Jackson Holdings, Ltd. (g) (n)	4	95
Total Common Stocks (cost $139)		95
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (g) (n)	—	2
Intelsat Jackson Holdings, Ltd. (g) (n)	—	3
Total Rights (cost $0)		5
WARRANTS 0.0%
Avation PLC (g)	10	4
Total Warrants (cost $0)		4
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (g) (n) (o)	510	—
Intelsat Jackson Holdings S.A. (g) (n) (o)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.8%
U.S. Treasury Bill 1.4%
Treasury, United States Department of
4.79%, 07/11/23	570	569
5.22%, 07/20/23	39,450	39,356
4.70%, 02/22/24	720	696
		40,621
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.78% (p) (q)	32,857	32,857
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (p) (q)	4,862	4,862
Total Short Term Investments (cost $78,333)		78,340
Total Investments 100.3% (cost $3,110,546)		2,804,284
Other Assets and Liabilities, Net (0.3)%		(9,017)
Total Net Assets 100.0%		2,795,267

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $222,476 and 8.0% of the Fund.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Non-income producing security.

(h) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Convertible security.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) All or a portion of the security was on loan as of June 30, 2023.

(m) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 3 security in accordance with the

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	554	524	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	300	283	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	804	642	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	341	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	812	642	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	484	353	—
Adani Transmission Limited, 4.00%, 08/03/26	06/01/23	447	438	—
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	129	127	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	421	371	—
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	134	113	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	819	729	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	309	291	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	02/15/23	540	544	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	293	275	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	90	88	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/14/23	348	357	—
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/12/22	299	300	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	399	359	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	1,004	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	393	—
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	91	91	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	749	746	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,950	1,878	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	632	580	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	345	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	979	910	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,376	1,342	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	788	795	—
Bangkok Bank Public Company Limited, 5.00% (callable at 100, 09/23/25)	01/11/21	512	474	—
Banistmo S.A., 4.25%, 07/31/27	02/16/23	367	370	—
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	09/15/22	1,064	1,063	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	02/02/23	197	192	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/23/22	781	782	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	12/21/22	280	268	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	434	429	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	425	352	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,427	0.1
BRF S.A., 4.88%, 01/24/30	05/19/23	319	325	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,682	1,368	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	941	825	—
Cap S.A., 3.90%, 04/27/31	12/13/21	952	726	—
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/23/22	1,130	1,158	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	467	329	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	871	874	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/15/23	297	300	—
Cosan Overseas Limited, 8.25%	01/26/23	1,297	1,294	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	10/10/18	1,064	6	—
CT Trust, 5.13%, 02/03/32	02/15/23	804	805	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,364	1,254	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	1,520	1,453	0.1
EIG Pearl Holdings S.a r.l., 4.39%, 11/30/46	11/30/22	535	551	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	778	704	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	559	491	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,889	1,496	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	495	373	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,053	938	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	435	397	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,151	3,692	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	289	254	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	301	313	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	759	611	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	817	811	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,960	1,853	0.1
Gouvernement De France, 0.25%, 11/25/26	02/04/19	688	602	—
Gouvernement De France, 1.00%, 05/25/27	04/03/18	361	309	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	347	286	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	535	396	—
Gouvernement De France, 2.00%, 11/25/32	02/02/23	822	799	—
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	08/16/18	1,091	946	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	681	694	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	08/09/22	1,517	1,518	0.1
Inkia Energy Limited, 5.88%, 11/09/27	05/23/23	665	665	—
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	693	721	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	834	732	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	296	297	—
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	322	324	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	1,822	1,655	0.1
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	444	429	—
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	1,031	751	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	787	785	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	256	253	—
Millicom International Cellular SA, 6.63%, 10/15/26	04/20/23	518	520	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	317	319	—
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	493	484	—
Minejesa Capital B.V., 4.63%, 08/10/30	12/07/20	533	447	—
Minejesa Capital B.V., 5.63%, 08/10/37	03/15/19	2,195	1,806	0.1
Minerva Luxembourg S.A., 4.38%, 03/18/31	05/26/23	702	704	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	415	439	—
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	350	325	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,162	1,134	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	191	194	—
NBM US Holdings, Inc., 6.63%, 08/06/29	05/22/23	177	183	—
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/02/22	171	179	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	195	194	—
Nexa Resources S.A., 5.38%, 05/04/27	06/23/23	187	186	—
Oleoducto Central S.A., 4.00%, 07/14/27	03/31/22	478	437	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	201	182	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/29/21	306	236	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	905	744	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	477	389	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	04/21/23	210	208	—
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	287	273	—
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	230	209	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	584	586	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/24/21	2,356	1,759	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	978	863	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	599	517	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	182	159	—
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/05/23	194	193	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	07/17/18	2,854	16	—
Unigel Luxembourg SA, 8.75%, 10/01/26	04/10/23	373	130	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	899	884	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	619	613	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	690	629	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	664	684	—
Vedanta Resources Limited, 6.13%, 08/09/24	03/01/19	1,364	1,050	0.1
VTR Comunicaciones SpA, 5.13%, 01/15/28	05/31/22	338	208	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	657	262	—
		90,882	73,926	2.6

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Athenahealth Group, Inc. - 2022 Delayed Draw Term Loan	58	1
Pediatric Associates Holding Company, LLC - 2022 Delayed Draw Term Loan	4	-
VT Topco, Inc. - 2021 Delayed Draw Term Loan	-	-
	62	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,298,972	—	1,298,972
Corporate Bonds And Notes	—	685,878	—	685,878
Non-U.S. Government Agency Asset-Backed Securities	—	649,144	—	649,144
Senior Floating Rate Instruments[1]	—	91,659	188	91,847
Common Stocks	—	—	95	95
Rights	—	—	5	5
Warrants	4	—	—	4
Other Equity Interests	—	—	—	—
Short Term Investments	37,719	40,621	—	78,340
	37,723	2,766,274	288	2,804,285

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following Schedule of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 78.2%
Colombia 9.0%
Banco Davivienda S.A.
6.65%, (100, 04/22/31) (a) (b)	2,950	2,168
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (c)	100	91
7.50%, 04/16/31 (c)	800	650
Bancolombia SA
4.63%, 12/18/29	4,400	3,748
Ecopetrol S.A.
5.38%, 06/26/26	400	381
6.88%, 04/29/30	2,000	1,823
4.63%, 11/02/31	5,150	3,953
5.88%, 05/28/45 - 11/02/51	11,640	7,712
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	10,042	7,908
4.38%, 02/15/31 (c)	4,900	3,655
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	728	677
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	5,504
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	300	258
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (b)	200	157
Millicom International Cellular SA
6.63%, 10/15/26 (c)	3,690	3,552
5.13%, 01/15/28 (c)	1,170	1,035
Oleoducto Central S.A.
4.00%, 07/14/27 (c)	9,150	7,993
		51,265
Singapore 8.1%
DBS Group Holdings Ltd
1.82%, 03/10/31 (c)	9,186	8,231
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	6,699	6,046
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (d)	6,500	5,909
1.83%, 09/10/30 (b) (d)	3,000	2,727
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (c) (e)	4,664	3,039
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (c)	2,800	2,337
Temasek Financial (I) Limited
1.00%, 10/06/30 (b)	8,700	6,920
1.63%, 08/02/31 (c)	4,000	3,279
United Overseas Bank Limited
1.75%, 03/16/31 (c)	7,700	6,806
2.00%, 10/14/31 (c)	1,500	1,314
		46,608
Mexico 7.3%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (b) (f) (g)	292	1
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (c)	1,500	1,159
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (c)	1,500	1,295
7.50%, (100, 06/27/29) (a) (b)	530	461
7.63%, (100, 01/10/28) (a) (c)	6,800	6,188
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (c)	7,650	6,416
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (c)	2,900	2,882
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (c)	6,100	5,302
5.88%, 09/13/34 (c)	3,400	3,041
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (c) (h)	2,900	1,858
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	7,950	7,083
9.13%, (100, 03/14/28) (a) (b)	200	203
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (a) (c) (f) (g) (i)	3,200	16
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (b) (f) (g)	2,400	529
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	493	473
Petroleos Mexicanos
6.75%, 09/21/47	7,650	4,795
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (c) (f) (g) (i)	8,350	42
		41,744
Peru 7.3%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (b)	895	844
Banco de Credito del Peru
3.13%, 07/01/30 (c)	3,700	3,394
3.25%, 09/30/31 (c)	850	746
Banco Internacional Del Peru S.A.A. – Interbank
4.00%, 07/08/30 (c)	12,590	11,536
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (c)	4,750	4,613
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	1,059	991
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	8,541	8,200
Inkia Energy Limited
5.88%, 11/09/27 (c)	4,723	4,487
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (c)	642	626
Nexa Resources S.A.
5.38%, 05/04/27 (c)	200	186
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	718	647
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (c)	4,700	3,496
5.63%, 06/19/47 (c)	3,000	1,946
		41,712
Netherlands 5.8%
AES Andres B.V.
5.70%, 05/04/28 (b)	5,700	5,131
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	1,500	1,528
8.50%, 01/23/81 (b)	6,000	6,114
Digicel International Finance Limited
13.00%, 12/31/25 (b) (j)	250	188
8.00%, 12/31/26 (b)	164	34
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (c)	2,450	2,151
MV24 Capital B.V.
6.75%, 06/01/34 (c)	7,309	6,575
Petrobras Global Finance B.V.
6.75%, 06/03/50	9,400	8,480
VTR Finance N.V.
6.38%, 07/15/28 (c)	8,000	2,990
		33,191
India 5.7%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	5,000	3,743
3.87%, 07/22/31 (c)	600	425
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	6,355	4,957
3.00%, 02/16/31 (b)	732	571
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (c)	2,600	2,213
4.38%, 07/03/29 (c)	800	642
3.10%, 02/02/31 (c)	4,700	3,313
3.83%, 02/02/32 (c)	1,900	1,397
Adani Transmission Limited
4.00%, 08/03/26 (c)	1,200	1,050

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JSW Energy Limited
4.13%, 05/18/31 (c)	420	355
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	1,344	1,136
JSW Steel Limited
5.05%, 04/05/32 (c)	3,300	2,669
Reliance Industries Limited
2.88%, 01/12/32 (c) (h)	2,000	1,672
UltraTech Cement Limited
2.80%, 02/16/31 (c)	1,100	903
UPL Corporation Limited
4.50%, 03/08/28 (c)	1,191	1,070
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	2,200	1,645
Vedanta Resources Limited
6.13%, 08/09/24 (c)	6,500	4,875
		32,636
Brazil 4.7%
Banco do Brasil S.A
6.25%, (100, 04/15/24) (a) (c)	6,000	5,347
9.00%, (100, 06/18/24) (a) (c)	2,661	2,664
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	3,000	2,694
BRF S.A.
4.88%, 01/24/30 (c)	2,500	2,031
Cosan Luxembourg S.A.
7.00%, 01/20/27 (c)	600	600
Cosan Overseas Limited
8.25% (a) (c)	7,900	7,860
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (c)	8,503	5,746
		26,942
Chile 4.3%
AES Andes SA
6.35%, 10/07/79 (c)	4,100	3,751
6.35%, 10/07/79 (b)	2,000	1,830
Agrosuper S.A.
4.60%, 01/20/32 (c)	150	127
4.60%, 01/20/32 (b)	1,000	846
Cap S.A.
3.90%, 04/27/31 (c)	5,214	3,788
3.90%, 04/27/31 (b)	2,250	1,635
Chile Electricity PEC Spa
0.00%, 01/25/28 (b) (e)	4,700	3,639
Chile Electricity PEC SPA
0.00%, 01/25/28 (c) (e)	700	542
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	1,512	1,361
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	3,562	3,235
Inversiones La Construccion S.A.
4.75%, 02/07/32 (c)	4,600	3,686
		24,440
Luxembourg 4.1%
Cosan Luxembourg S.A.
7.50%, 06/27/30 (b)	2,600	2,573
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (c)	6,300	5,383
4.39%, 11/30/46 (c)	1,000	787
Guara Norte S.a r.l.
5.20%, 06/15/34 (c)	2,226	1,940
Millicom International Cellular SA
6.25%, 03/25/29 (c)	1,847	1,655
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	600	470
4.38%, 03/18/31 (b)	4,600	3,600
Movida Europe S.A.
5.25%, 02/08/31 (c)	4,000	3,249
Simpar Europe
5.20%, 01/26/31 (c)	4,525	3,591
Unigel Luxembourg SA
8.75%, 10/01/26 (c)	900	293
		23,541
Indonesia 4.0%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	4,003	3,607
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	5,000	4,467
5.63%, 08/10/37 (c)	10,600	8,321
PT Freeport Indonesia
5.32%, 04/14/32 (b)	3,400	3,221
6.20%, 04/14/52 (c)	3,300	3,005
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (c)	500	487
		23,108
Panama 2.8%
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (c)	1,800	1,673
Banistmo S.A.
4.25%, 07/31/27 (c)	4,400	4,074
Global Bank Corporation
5.25%, 04/16/29 (c)	3,750	3,378
Multibank, Inc.
7.75%, 02/03/28 (b)	2,400	2,439
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,271	940
6.50%, 10/01/38 (b)	5,082	3,789
		16,293
United States of America 2.6%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,200	1,132
5.25%, 09/01/29 (h)	1,500	1,474
4.63%, 08/01/30	5,000	4,722
Mercury Chile Holdco LLC
6.50%, 01/24/27 (b)	1,100	999
NBM US Holdings, Inc.
7.00%, 05/14/26 (c)	1,100	1,069
6.63%, 08/06/29 (c)	250	229
Periama Holdings, LLC
5.95%, 04/19/26 (c)	200	192
Sasol Financing USA LLC
4.38%, 09/18/26	1,000	886
5.50%, 03/18/31	5,500	4,328
		15,031
Israel 2.2%
Bank Hapoalim Ltd
3.26%, 01/21/32 (d)	8,500	7,284
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (c)	5,788	5,125
		12,409
Jersey 2.0%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (b)	7,984	6,789
2.63%, 03/31/36 (c)	3,400	2,741
2.94%, 09/30/40 (c)	2,349	1,889
		11,419
Mauritius 1.8%
Network I2I Limited
3.98%, (100, 03/03/26) (a) (c)	3,600	3,218
5.65%, (100, 01/15/25) (a) (c)	900	875
UPL Corporation Limited
4.63%, 06/16/30 (c)	7,519	6,429
		10,522
Guatemala 1.4%
Banco Industrial S.A.
4.88%, 01/29/31 (c)	3,850	3,588
CT Trust
5.13%, 02/03/32 (c)	5,800	4,669
		8,257
Ireland 1.2%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	8,000	6,950

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Spain 1.1%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (c)	243	228
5.75%, 06/15/33 (b)	4,000	2,970
5.75%, 06/15/33 (c)	4,225	3,137
		6,335
Paraguay 1.0%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	2,700	2,446
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (c) (e)	1,915	1,316
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (c)	2,374	1,859
		5,621
South Korea 0.7%
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (a) (b)	4,000	3,489
Woori Bank
4.75%, 04/30/24 (c)	500	493
		3,982
United Kingdom 0.5%
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (c)	3,700	2,646
Canada 0.4%
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,200	1,178
5.88%, 05/18/30 (b)	1,200	1,214
		2,392
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (b)	400	364
2.99%, 01/15/30 (b)	260	232
		596
Bermuda 0.1%
Digicel Group Holdings Limited
0.00% (a) (b) (d) (f) (g) (j)	859	90
0.00%, 04/01/25 (b) (f) (g) (j)	621	273
		363
Malaysia 0.0%
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (c)	200	185
Total Corporate Bonds And Notes (cost $513,077)		448,188
GOVERNMENT AND AGENCY OBLIGATIONS 19.8%
Mexico 5.0%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	3,900	3,228
4.75%, 04/27/32	2,650	2,521
5.00%, 04/27/51	1,400	1,212
4.40%, 02/12/52	6,850	5,392
6.34%, 05/04/53	15,987	16,213
		28,566
Colombia 3.1%
Presidencia de la Republica de Colombia
3.25%, 04/22/32	6,500	4,782
5.00%, 06/15/45	15,200	10,496
4.13%, 05/15/51	4,600	2,740
		18,018
Panama 3.1%
Government of the Republic of Panama
2.25%, 09/29/32	8,500	6,471
4.30%, 04/29/53	800	589
4.50%, 04/01/56	2,000	1,492
3.87%, 07/23/60	13,700	8,973
		17,525
Saudi Arabia 2.0%
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (c)	16,000	11,258
Chile 1.7%
Presidencia de la Republica de Chile
3.10%, 05/07/41 - 01/22/61	7,700	5,166
3.50%, 01/25/50	6,100	4,571
		9,737
Indonesia 1.6%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (c)	4,600	3,617
The Republic of Indonesia, The Government of
3.70%, 10/30/49	6,900	5,484
		9,101
South Korea 1.4%
The Korea Development Bank
1.63%, 01/19/31	2,000	1,611
2.00%, 10/25/31	8,150	6,644
		8,255
South Africa 0.7%
South Africa, Parliament of
4.30%, 10/12/28	4,200	3,706
United Arab Emirates 0.6%
Abu Dhabi, Government of
3.13%, 09/30/49 (c)	4,900	3,592
Philippines 0.6%
The Philippines, Government of
3.70%, 03/01/41	1,000	829
2.95%, 05/05/45	2,200	1,577
2.65%, 12/10/45	1,600	1,081
		3,487
Ukraine 0.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/01/25 (c) (f) (g)	510	128
Total Government And Agency Obligations (cost $146,232)		113,373
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
Alpha Holding, S.A. de C.V (b) (f) (k) (l)	310	—
Altaba Inc. (c) (f) (k) (l)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (f) (k)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (m) (n)	1,544	1,544
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 4.78% (m) (n)	37	37
Total Short Term Investments (cost $1,581)		1,581
Total Investments 98.3% (cost $660,890)		563,142
Other Assets and Liabilities, Net 1.7%		9,592
Total Net Assets 100.0%		572,734

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $72,686 and 12.7% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Convertible security.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Non-income producing security.

(g) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) All or a portion of the security was on loan as of June 30, 2023.

(i) The interest rate for this security is inversely affected by upgrades or downgrades

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abu Dhabi, Government of, 3.13%, 09/30/49	03/22/21	4,756	3,592	0.6
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	3,949	3,743	0.7
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	445	425	0.1
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	6,072	4,957	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,585	2,213	0.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	813	642	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,357	3,313	0.6
Adani Ports and Special Economic Zone Limited, 3.83%, 02/02/32	04/26/23	1,328	1,397	0.2
Adani Transmission Limited, 4.00%, 08/03/26	06/01/23	1,075	1,050	0.2
AES Andes SA, 6.35%, 10/07/79	11/18/19	4,101	3,751	0.7
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	129	127	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	240	228	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	3,607	3,137	0.6
Altaba Inc. (callable at 104.50, 08/11/23)	09/30/22	—	—	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	02/15/23	2,422	2,446	0.4
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	3,617	3,394	0.6
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	760	746	0.1
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/04/18	4,925	5,347	0.9
Banco do Brasil S.A, 9.00% (callable at 100, 06/18/24)	12/09/21	2,703	2,664	0.5
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,982	2,694	0.5
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	91	91	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	624	650	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	3,605	3,588	0.6
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,199	11,536	2.0
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	02/09/23	1,680	1,673	0.3
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	1,263	1,159	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,295	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,729	6,188	1.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	6,559	6,416	1.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	2,853	2,882	0.5
Banistmo S.A., 4.25%, 07/31/27	01/18/23	4,060	4,074	0.7
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	09/27/22	5,105	5,125	0.9
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	5,311	5,302	0.9
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	3,039	3,041	0.5
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,327	1,316	0.2
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,254	1,858	0.3
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,462	1,528	0.3
BRF S.A., 4.88%, 01/24/30	05/19/23	2,011	2,031	0.4
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	7,845	6,950	1.2
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	08/15/19	380	95	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	08/15/19	131	33	—
Cap S.A., 3.90%, 04/27/31	12/10/21	4,972	3,788	0.7
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	6,857	7,083	1.2
Chile Electricity PEC SPA, 0.00%, 01/25/28	05/23/23	532	542	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	4,613	4,613	0.8
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/15/23	593	600	0.1
Cosan Overseas Limited, 8.25%	01/24/23	7,896	7,860	1.4
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	08/01/18	3,123	16	—
CT Trust, 5.13%, 02/03/32	02/15/23	4,655	4,669	0.8
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	9,021	8,231	1.4
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	5,531	5,383	0.9
EIG Pearl Holdings S.a r.l., 4.39%, 11/30/46	11/30/22	764	787	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,522	1,361	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	3,651	3,235	0.6
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,579	7,908	1.4
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,783	3,655	0.6
Fenix Power Peru S.A., 4.32%, 09/20/27	05/06/21	1,070	991	0.2
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	770	677	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,834	1,859	0.3
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	3,378	2,741	0.5
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	2,344	1,889	0.3
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	3,397	3,378	0.6
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,325	5,504	1.0
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	1,933	1,940	0.3
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/28/20	8,201	8,200	1.4
Inkia Energy Limited, 5.88%, 11/09/27	07/24/18	4,600	4,487	0.8
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	3,557	3,686	0.6
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	347	355	0.1
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	2,651	2,669	0.5
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	629	626	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,601	6,046	1.1
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	2,745	2,646	0.5
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/31/22	7,697	5,746	1.0
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,181	1,178	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	479	473	0.1
Millicom International Cellular SA, 6.63%, 10/15/26	04/11/23	3,545	3,552	0.6
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	1,029	1,035	0.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	1,673	1,655	0.3
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	5,212	4,467	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,578	8,321	1.5
Minerva Luxembourg S.A., 4.38%, 03/18/31	06/05/23	469	470	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,113	2,151	0.4
Movida Europe S.A., 5.25%, 02/08/31	03/31/22	3,336	3,249	0.6
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,701	6,575	1.2
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	1,052	1,069	0.2
NBM US Holdings, Inc., 6.63%, 08/06/29	05/22/23	222	229	—
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/01/22	3,070	3,218	0.6
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	877	875	0.2
Nexa Resources S.A., 5.38%, 05/04/27	06/30/23	186	186	—
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,925	7,993	1.4
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	721	647	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/04/21	6,028	5,909	1.0
Periama Holdings, LLC, 5.95%, 04/19/26	07/27/22	186	192	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/18/21	4,683	3,617	0.6
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,258	3,496	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,245	1,946	0.3
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	3,160	3,005	0.5
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/30	01/05/23	486	487	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	1,843	1,672	0.3
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	3,089	3,039	0.5
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/22/21	14,983	11,258	2.0
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,788	3,591	0.6
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	2,756	2,337	0.4
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/17/21	3,872	3,279	0.6
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	02/21/23	187	185	—
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,300	940	0.2
UltraTech Cement Limited, 2.80%, 02/16/31	05/21/21	1,060	903	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/22/18	7,694	42	—
Unigel Luxembourg SA, 8.75%, 10/01/26	04/10/23	842	293	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	7,464	6,806	1.2
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	1,324	1,314	0.2
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	994	1,070	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,242	6,429	1.1
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,351	4,875	0.9
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	7,777	2,990	0.5
Woori Bank, 4.75%, 04/30/24	04/26/23	496	493	0.1
		391,546	343,379	60.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	448,188	—	448,188
Government And Agency Obligations	—	113,373	—	113,373
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	1,581	—	—	1,581
	1,581	561,561	—	563,142

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 42.3%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 6.46%, (3 Month USD LIBOR + 1.20%), 10/16/34 (a)	10,000	9,778
ACREC 2023-FL2 LLC
Series 2023-A-FL2, 7.30%, (1 Month Term SOFR + 2.50%), 02/19/38 (a)	4,200	4,170
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	127	126
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	347	343
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,800	1,751
Series 2021-B-B, 1.24%, 04/15/24	1,300	1,230
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,085
Ajax Mortgage Loan Trust 2020-A
Series 2020-A-A, 2.38%, 12/25/59 (b)	2,163	2,088
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,364	1,273
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,751
Allegro CLO VII Ltd
Series 2018-A-1A, 6.36%, (3 Month USD LIBOR + 1.10%), 06/13/31 (a) (c)	3,000	2,963
Allegro CLO X Ltd
Series 2019-AR-1A, 6.40%, (3 Month USD LIBOR + 1.15%), 04/20/32 (a)	3,500	3,453
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	803	488
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	673	428
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	984	839
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,266	2,024
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,818	3,285
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 6.05%, (1 Month USD LIBOR + 0.90%), 02/25/44 (a) (b)	2,242	2,059
Anchorage Capital Clo 19, Ltd.
Series 2021-A-19A, 6.47%, (3 Month USD LIBOR + 1.21%), 10/16/34 (a)	7,000	6,824
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 6.77%, (3 Month USD LIBOR + 1.50%), 01/28/31 (a)	2,000	1,959
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	685	598
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,679	3,012
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.08%, 05/15/53 (a)	24,373	1,151
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.23%, 06/15/54 (a)	51,193	3,167
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 7.87%, (1 Month Term SOFR + 2.76%), 09/15/36 (a) (b)	4,369	4,115
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 6.76%, (3 Month USD LIBOR + 1.50%), 10/15/30 (a)	2,750	2,683
Argentina, Republic of
Series 2022-A-CRE6, 6.32%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	1,270	1,238
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	611	596
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,037	931
Atlas Senior Loan Fund III, Ltd.
Series 2013-AR-1A, 6.16%, (3 Month USD LIBOR + 0.83%), 11/17/27 (a)	601	599
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 6.92%, (3 Month USD LIBOR + 1.65%), 07/28/31 (a) (c)	2,000	1,913
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 6.99%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,034
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.13%, (SOFR 30-Day Average + 2.20%), 01/19/37 (a)	3,000	2,946
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	320	281
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.38%, 05/20/36 (a)	1,822	1,533
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.50%, 05/17/50 (a)	13,005	497
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.01%, 09/17/64 (a)	79,818	3,456
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.42%, (3 Month USD LIBOR + 1.15%), 04/24/34 (a)	8,000	7,831
Battalion CLO XV Ltd.
Series 2020-A1-15A, 6.61%, (3 Month USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,939
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.44%, (3 Month USD LIBOR + 1.18%), 07/17/34 (a)	1,500	1,469
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.58%, (1 Month USD LIBOR + 3.38%), 03/16/37 (a) (b)	4,000	2,267
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 8.04%, (1 Month USD LIBOR + 2.85%), 11/15/34 (a)	2,715	926
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.62%, 02/17/50 (a)	18,969	791
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.15%, 07/17/54 (a)	26,096	1,646
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	1,623
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	2,812	1,968
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.46%, (1 Month USD LIBOR + 1.35%), 12/18/36 (a)	4,360	4,273
BDS Ltd
Series 2021-A-FL9, 6.18%, (1 Month USD LIBOR + 1.07%), 11/18/38 (a)	2,630	2,546
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 4.94%, 02/25/47 (a)	7,154	5,954
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.63%, 01/16/54 (a)	30,541	2,530
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 6.42%, (3 Month USD LIBOR + 1.17%), 10/20/34 (a)	5,000	4,923
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	3,859	3,652
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	5,070	4,794
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.31%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (b)	3,300	3,195
Series 2021-AS-FL1, 6.76%, (1 Month USD LIBOR + 1.60%), 08/19/38 (a) (b)	4,812	4,546
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 7.24%, (1 Month USD LIBOR + 2.05%), 12/15/38 (a)	2,000	1,886

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.57%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	3,450	3,375
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	969	869
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.19%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,453	3,394
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 8.09%, (1 Month USD LIBOR + 2.90%), 06/16/36 (a)	741	673
Series 2021-E-VIEW, REMIC, 8.79%, (1 Month USD LIBOR + 3.60%), 06/16/36 (a)	2,153	1,946
BX Trust 2021-SDMF
Series 2021-D-SDMF, REMIC, 6.58%, (1 Month USD LIBOR + 1.39%), 09/15/23 (a)	3,500	3,312
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,299	2,011
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.04%, (1 Month USD LIBOR + 2.85%), 10/15/35 (a)	1,752	1,496
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.31%, (1 Month USD LIBOR + 0.16%), 07/25/36 (a) (b)	1,919	1,815
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,162
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,046	1,780
Cathedral Lake VIII, Ltd.
Series 2021-A1-8A, 6.47%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	5,000	4,887
CBAM 2017-1 Ltd
Series 2017-B-1A, 7.05%, (3 Month USD LIBOR + 1.80%), 07/22/30 (a)	1,000	974
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.45%, (3 Month USD LIBOR + 1.19%), 07/17/34 (a)	5,000	4,885
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.38%, 05/12/50 (a)	14,444	508
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	350	276
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 5.00%, 04/10/26 (a)	2,332	2,051
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (a)	14,185	463
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 7.32%, (1 Month Term SOFR + 2.21%), 02/16/38 (a) (b)	2,500	2,370
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,858	1,462
CIFC Funding 2019-VI Ltd
Series 2019-A1-6A, 6.59%, (3 Month USD LIBOR + 1.33%), 01/18/33 (a)	5,500	5,455
Citigroup Commercial Mortgage Trust 2014-GC19
Interest Only, Series 2014-XA-GC19, REMIC, 1.26%, 03/12/47 (a)	23,045	81
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (a)	21,073	114
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	1,520	1,308
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	3,787	92
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.82%, 04/12/49 (a)	3,260	110
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	6,155	184
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	9,007	303
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.26%, 04/15/50 (a)	11,113	352
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 3.94%, (1 Month USD LIBOR + 0.20%), 04/26/38 (a) (b)	13,088	11,723
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	646	558
CLNC 2019-FL1, Ltd.
Series 2019-D-FL1, 8.08%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,826
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	902	779
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,687	3,157
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	4,080	3,602
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.20%, 10/15/46 (a)	18,264	19
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,544	1,351
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.21%, 06/12/47 (a)	29,270	138
COMM 2014-UBS5 Mortgage Trust
Series 2014-A3-UBS5, REMIC, 3.57%, 08/12/24	3,432	3,362
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.95%, 08/12/48 (a)	18,437	250
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	4,362	66
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 1.05%, 10/13/48 (a)	10,012	163
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.47%, 06/12/25 (a)	5,124	4,664
Interest Only, Series 2015-XA-LC21, REMIC, 0.79%, 07/10/48 (a)	16,398	163
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.47%, 10/13/26 (a)	1,276	1,066
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.37%, (1 Month USD LIBOR + 2.28%), 09/15/33 (a)	197	150
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	382	359
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.47%, (3 Month USD LIBOR + 1.22%), 01/22/35 (a)	6,000	5,833
Series 2021-B-1A, 7.13%, (3 Month USD LIBOR + 1.88%), 01/22/35 (a)	3,400	3,276
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	501	489
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	453	311
Crown City CLO
Series 2021-A1A-1A, 6.42%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	3,000	2,926
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.50%, 02/25/60 (a)	3,459	3,452
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	459
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.44%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	9,378	9,296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.57%, (1 Month USD LIBOR + 0.42%), 05/20/46 (a) (b)	1,549	1,318
DBJPM 2016-C1 Mortgage Trust
Series 2016-C-C1, REMIC, 3.47%, 03/12/26 (a)	801	647
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (a)	11,407	320
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 09/25/47 (a) (b)	902	748
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,618	2,488
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.38%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,929
Elmwood CLO II Ltd
Series 2019-AR-2A, 6.40%, (3 Month USD LIBOR + 1.15%), 04/20/34 (a)	5,000	4,924
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,416
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,047
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	3,884	3,807
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 5.85%, (1 Month USD LIBOR + 0.70%), 11/25/35 (a) (b)	1,014	952
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	422	415
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.69%, (1 Month USD LIBOR + 5.50%), 05/25/26 (a)	457	446
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.54%, (1 Month USD LIBOR + 4.35%), 12/25/26 (a)	266	259
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 8.74%, (1 Month USD LIBOR + 3.55%), 02/25/24 (a)	254	250
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.40%, (1 Month USD LIBOR + 3.25%), 03/25/27 (a)	500	491
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.38%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (b)	2,291	2,238
FS Rialto 2022-FL5 Issuer LLC
Series 2022-A-FL5, 7.38%, (1 Month Term SOFR + 2.30%), 06/19/37 (a)	4,125	4,065
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.46%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	8,000	7,825
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,433	2,670
Generate CLO 6 Ltd
Series A1R-6A, 6.47%, (3 Month USD LIBOR + 1.20%), 01/22/35 (a)	5,000	4,896
Generate CLO IX Ltd
Series A-9A, REMIC, 6.45%, (3 Month USD LIBOR + 1.20%), 10/20/34 (a)	7,500	7,326
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,390	1,233
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.41%, (1 Month USD LIBOR + 1.25%), 08/16/24 (a)	1,608	1,554
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 6.50%, (1 Month USD LIBOR + 1.35%), 09/16/24 (a)	3,290	3,173
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 7.59%, (1 Month USD LIBOR + 2.40%), 02/15/25 (a)	3,777	3,684
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 7.44%, (1 Month USD LIBOR + 2.25%), 07/15/39 (a)	1,300	1,219
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.79%, (1 Month USD LIBOR + 2.60%), 07/16/35 (a) (b)	2,000	365
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-E-ARDN, REMIC, 8.54%, (1 Month USD LIBOR + 3.35%), 11/15/23 (a)	3,661	3,452
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.83%, 09/12/47 (a)	8,004	46
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	5,280	78
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.16%, 05/12/50 (a)	22,104	688
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.08%, 11/11/50 (a)	29,336	928
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.83%, 12/12/53 (a)	28,573	2,471
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 6.58%, (3 Month USD LIBOR + 1.32%), 04/17/34 (a)	10,000	9,857
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.46%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	7,600	7,462
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.60%, (3 Month USD LIBOR + 1.35%), 01/20/33 (a)	2,500	2,468
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.49%, (1 Month USD LIBOR + 0.34%), 12/19/36 (a) (b)	4,068	3,415
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.37%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,948
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 8.86%, (3 Month USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,757
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,168	5,679
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	364	337
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,100	454
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,108
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,123
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,301
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,359
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,474
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,094
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.77%, 07/10/23 (a)	3,103	1,243
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	2,593
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,304
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.50%, (3 Month USD LIBOR + 1.24%), 07/25/34 (a)	4,000	3,943
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,808	1,667
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	1,841
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.81%, 10/20/25 (a)	366	264
Interest Only, Series 2015-XA-C32, REMIC, 1.26%, 11/18/48 (a)	8,145	115
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 1.05%, 01/15/49 (a)	3,163	56
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.71%, 12/17/49 (a)	15,065	225
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	24,540	741
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,524	1,302
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-A-KDIP, REMIC, 5.81%, (1 Month Term SOFR + 0.66%), 12/15/25 (a)	2,133	2,096
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.23%, (1 Month USD LIBOR + 1.07%), 02/17/39 (a) (b)	3,270	3,152
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.52%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,268	1,244
LCCM 2017-LC26 Commercial Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,324
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 6.99%, (1 Month USD LIBOR + 1.80%), 11/17/36 (a) (b)	2,250	2,137
Series 2021-B-FL3, REMIC, 7.39%, (1 Month USD LIBOR + 2.20%), 11/17/36 (a) (b)	2,250	2,118
LCM XVII Limited Partnership
Series A2RR-17A, 6.41%, (3 Month USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,944
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 07/25/61 (b)	3,923	3,511
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 08/25/23 (b)	4,688	4,155
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	1,753	1,682
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.49%, (1 Month USD LIBOR + 1.30%), 07/15/36 (a)	3,250	3,138
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 6.49%, (1 Month USD LIBOR + 1.30%), 11/15/38 (a) (b)	3,340	3,213
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,871	1,477
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,967	1,458
Logan CLO III Ltd
Series 2022-B-1A, 7.11%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	4,928
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	9,794	3,913
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.84%, 03/12/49 (a)	9,077	197
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,995	1,711
Madison Park Funding XXXI, Ltd.
Series 2018-B-31A, 6.97%, (3 Month USD LIBOR + 1.70%), 01/23/31 (a)	1,000	986
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 6.53%, (3 Month USD LIBOR + 1.28%), 01/20/32 (a)	8,000	7,862
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.46%, (3 Month USD LIBOR + 1.20%), 07/25/34 (a)	7,500	7,304
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	1,450	1,421
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,396
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 11/15/23 (a)	4,150	4,020
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 05/25/37 (a) (b)	6,415	3,672
MF1 2021-FL6 Ltd.
Series 2021-C-FL6, 7.01%, (1 Month USD LIBOR + 1.85%), 07/18/36 (a)	4,700	4,404
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.42%, (SOFR 30-Day Average + 1.35%), 02/20/37 (a)	3,300	3,215
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 6.25%, (3 Month USD LIBOR + 1.00%), 07/22/30 (a)	6,642	6,545
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 5.28%, (1 Month USD LIBOR + 0.13%), 12/25/36 (a) (b)	3,043	1,777
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Interest Only, Series 2014-XA-C15, REMIC, 0.95%, 04/17/47 (a)	7,949	8
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.31%, 01/15/49 (a)	3,425	75
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 1.00%, 12/17/48 (a)	4,206	66
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.48%, 06/17/50 (a)	22,907	761
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.04%, (1 Month USD LIBOR + 2.84%), 12/15/36 (a)	4,283	1,399
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	333	283
Series 2020-B-1A, 3.10%, 11/22/32	3,138	2,618
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,211	991
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.47%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	5,000	4,863
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.41%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,919
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 7.39%, (1 Month USD LIBOR + 2.20%), 06/15/35 (a)	3,129	1,343
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,818
New Mountain CLO 2 Ltd
Series CLO-A-2A, 6.45%, (3 Month USD LIBOR + 1.19%), 04/17/34 (a)	4,000	3,918
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/26 (b)	7,361	7,263
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	397	325
OFSI BSL IX, Ltd.
Series 2018-A-1A, 6.41%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	8,000	7,863
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 6.45%, (3 Month USD LIBOR + 1.07%), 02/21/34 (a)	5,000	4,921
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 7.39%, (1 Month USD LIBOR + 2.20%), 01/15/36 (a)	2,850	2,440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 12/15/24	1,260	1,242
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	1,183	1,135
Series 2021-NOTE-2, 3.00%, 01/25/29	1,848	1,748
Pagaya AI Debt Selection Trust 2021-1
Series 2021-A-1, 1.18%, 11/15/27	75	74
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	9,999	9,249
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,572
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,167
Palmer Square CLO Ltd
Series 2021-A-2A, 6.41%, (3 Month USD LIBOR + 1.15%), 07/17/34 (a)	5,000	4,912
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.59%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	4,500	4,445
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	988	877
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	3,692	3,302
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	2,740	2,584
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	3,200	2,906
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	16,256	14,764
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,742	1,570
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	2,265	2,119
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	2,731	2,548
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	688	529
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,369	1,102
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 06/25/37 (a)	1,153	839
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.64%, (1 Month USD LIBOR + 0.50%), 04/26/35 (a)	571	510
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 6.35%, (1 Month USD LIBOR + 1.20%), 11/25/36 (a)	1,889	1,843
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 07/25/23 (a)	12,000	11,414
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	425	326
Sandstone Peak Ltd.
Series 2021-A1-1A, 6.48%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	4,000	3,911
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	2,000	1,933
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,235	3,511
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	16,560	4,491
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.37%, (1 Month USD LIBOR + 0.22%), 12/25/36 (a) (b)	5,202	1,153
SHELTER GROWTH CRE 2023-FL5 ISSUER LTD
Series 2023-A-FL5, 7.75%, (1 Month Term SOFR + 2.75%), 05/19/38 (a)	4,000	3,988
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	898	812
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 6.80%, (1 Month Term SOFR + 1.65%), 02/15/24 (a)	4,881	4,642
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	3,390	3,347
Sound Point CLO XXI Ltd
Series 2020-AR-1A, 6.42%, (3 Month USD LIBOR + 1.17%), 07/20/34 (a)	7,500	7,284
Sound Point CLO XXIII
Series 2019-AR-2A, 6.43%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	10,000	9,601
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	484	418
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	8,371	6,775
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.51%, (3 Month USD LIBOR + 1.25%), 10/15/30 (a)	950	939
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.06%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	5,000	4,810
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 4.26%, 12/25/35 (a)	561	468
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 12/25/36 (a) (b)	3,519	3,234
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,879	1,138
STWD 2019-FL1, Ltd.
Series 2019-D-FL1, 7.51%, (1 Month USD LIBOR + 2.35%), 02/15/25 (a)	1,525	1,418
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 6.36%, (1 Month USD LIBOR + 1.20%), 04/16/38 (a) (b)	3,270	3,158
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,675	1,438
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	2,000	1,941
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,243	2,695
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.47%, (3 Month USD LIBOR + 1.21%), 01/18/35 (a)	6,500	6,340
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.72%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,327
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	1,064	1,060
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.69%, 10/15/27 (a)	3,500	2,869
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.84%, 02/17/28 (a)	1,858	1,517
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,633
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	482	481
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	1,144	1,107
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	512	491
Upstart Pass-Through Trust, Series 2020-ST3
Series 2021-A-ST8, 1.75%, 10/20/29	3,544	3,333
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	218	216
Series 2021-B-3, 1.66%, 07/20/31	1,000	964
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	191	190
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	2,000	1,952
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,313
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	3,206	2,931
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	3,433	3,136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	3,554	3,290
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	3,232	2,991
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,382
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,551	1,308
Vibrant CLO, Ltd.
Series 2018-A1-10A, 6.45%, (3 Month USD LIBOR + 1.20%), 10/20/31 (a) (c)	3,000	2,962
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 7.16%, (1 Month USD LIBOR + 2.05%), 09/17/36 (a) (b)	3,260	3,102
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.97%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	3,300	3,236
Volt CI, LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,328	2,100
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	9,662	9,079
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	3,453	3,271
Volt XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	6,053	5,538
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	520	485
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 5.73%, (1 Month USD LIBOR + 0.58%), 04/25/36 (a) (b)	6,755	2,340
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.51%, (1 Month USD LIBOR + 0.36%), 10/25/36 (a) (b)	7,782	2,701
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.66%, (1 Month USD LIBOR + 0.51%), 02/25/36 (a) (b)	14,984	13,101
Wellfleet CLO 2020-1, Ltd.
Series 2020-A1A-1, 6.57%, (3 Month USD LIBOR + 1.31%), 04/15/33 (a)	5,000	4,912
Wellfleet CLO 2021-2 Ltd
Series 2021-A1-2A, 6.46%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	5,000	4,881
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.42%, (3 Month USD LIBOR + 1.17%), 07/20/32 (a)	10,000	9,827
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,738
Interest Only, Series 2016-XA-C33, REMIC, 1.73%, 03/17/59 (a)	1,929	62
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	310	254
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	375	309
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	3,242	57
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.11%, 07/15/50 (a)	22,822	655
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 5.09%, 10/17/28 (a)	344	279
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.11%, 01/18/52 (a)	13,236	527
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,727
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	201	181
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 4.49%, 08/25/37 (a)	131	109
WFRBS Commercial Mortgage Trust 2013-C18
Interest Only, Series 2013-XA-C18, REMIC, 0.88%, 12/17/46 (a)	32,157	55
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.11%, 03/15/47 (a)	26,290	73
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/16/47 (a)	2,109	15
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.48%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	15,000	14,772
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,466	2,048
Total Non-U.S. Government Agency Asset-Backed Securities (cost $905,550)		828,053
GOVERNMENT AND AGENCY OBLIGATIONS 20.3%
U.S. Treasury Note 17.5%
Treasury, United States Department of
4.25%, 12/31/24 - 05/31/25	121,070	119,510
4.13%, 01/31/25 - 06/15/26	52,200	51,579
3.88%, 03/31/25 - 01/15/26	107,840	105,770
4.63%, 06/30/25	16,650	16,575
3.63%, 05/15/26	50,510	49,279
		342,713
Commercial Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.49%, (1 Month USD LIBOR + 2.30%), 08/27/29 (a)	920	888
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,359	6,384
Series 2022-A1-M1S, REMIC, 2.15%, 04/25/32 (a)	14,057	12,598
		19,870
Mortgage-Backed Securities 0.7%
Federal Home Loan Mortgage Corporation
2.00%, 03/01/36	7,879	7,001
Federal National Mortgage Association, Inc.
2.00%, 11/01/40	6,762	5,779
3.87%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	367	371
4.47%, (1 Year USD LIBOR + 1.68%), 05/01/44 (a)	762	774
		13,925
Collateralized Mortgage Obligations 0.7%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	742	713
Series CD-4484, REMIC, 1.75%, 07/15/30	907	839
Series NH-5105, REMIC, 2.00%, 02/25/37	3,600	3,144
Federal National Mortgage Association, Inc.
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	3,941	3,400
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	874	789
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	4,261	3,708
Government National Mortgage Association
Series 2016-UD-136, REMIC, 3.00%, 04/20/45	5	5
		12,598
Sovereign 0.4%
Government of the Republic of Panama
3.75%, 03/16/25	1,300	1,259
Presidencia de la Republica de Colombia
4.50%, 01/28/26	3,100	2,940
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (d)	300	295
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,584
4.88%, 04/14/26	700	669

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Korea Development Bank
1.00%, 09/09/26	1,200	1,046
		7,793
Total Government And Agency Obligations (cost $407,910)		396,899
CORPORATE BONDS AND NOTES 11.7%
Financials 4.1%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	1,790	1,682
American Express Company
5.99%, (SOFR + 0.93%), 03/04/25 (a)	1,075	1,082
5.72%, (SOFR + 0.65%), 11/04/26 (a)	550	547
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	865	862
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	857
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	400	362
2.75%, 12/10/25 (c)	550	498
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,055
3.25%, 09/30/31 (d)	200	176
3.25%, 09/30/31 (c)	1,650	1,455
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	200	198
4.00%, 07/08/30 (d)	1,500	1,374
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (d)	700	651
2.38%, 09/14/25 (c)	300	279
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	800	671
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (d)	400	397
Bancolombia SA
6.91%, (5 Year Treasury + 2.93%), 10/18/27 (a)	1,200	1,136
4.63%, 12/18/29	1,700	1,448
Bank Hapoalim Ltd
3.26%, 01/21/32 (e)	2,000	1,714
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (d)	1,400	1,240
Bank of America Corporation
3.46%, 03/15/25	4,310	4,224
Bank of Montreal
1.50%, 01/10/25 (e)	880	827
Barclays PLC
1.01%, 12/10/24	1,783	1,737
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
1.88%, 09/18/25 (d)	400	369
5.35%, 11/12/29 (d)	900	866
BNP Paribas
4.71%, 01/10/25 (c)	1,735	1,719
BOC Aviation (USA) Corporation
1.63%, 04/29/24 (c)	1,305	1,259
BPCE
2.38%, 01/14/25 (c)	1,780	1,669
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (e)	1,000	966
Capital One Financial Corporation
4.99%, 07/24/26	795	770
Caterpillar Financial Services Corporation
3.65%, 08/12/25	1,275	1,238
4.35%, 05/15/26	465	458
Citigroup Inc.
3.35%, 04/24/25	1,730	1,691
3.29%, 03/17/26	1,170	1,119
Commonwealth Bank of Australia
5.40%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,650	1,641
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (d)	1,000	971
DBS Group Holdings Ltd
4.52%, 12/11/28 (d)	200	199
1.82%, 03/10/31 (d)	2,600	2,330
Global Bank Corporation
5.25%, 04/16/29 (d)	300	270
Gruposura Finance
5.50%, 04/29/26 (d)	800	765
HSBC Holdings PLC
1.16%, 11/22/24 (e)	1,820	1,782
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	113	103
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (d)	900	825
John Deere Capital Corporation
4.75%, 01/20/28	1,620	1,619
JPMorgan Chase & Co.
0.56%, 02/16/25	1,045	1,008
3.22%, 03/01/25	2,370	2,324
3.90%, 07/15/25	1,680	1,638
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,595	1,574
Mitsubishi UFJ Financial Group Inc
6.13%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	1,820	1,820
3.78%, 03/02/25	350	339
Mizuho Financial Group, Inc.
6.03%, (SOFR + 0.96%), 05/22/26 (a)	840	836
Morgan Stanley
5.50%, (SOFR + 0.46%), 01/25/24 (a)	1,725	1,722
0.79%, 05/30/25	1,770	1,681
Multibank, Inc.
7.75%, 02/03/28 (c)	400	407
New York Life Global Funding
3.60%, 08/05/25 (c)	970	933
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (e)	1,700	1,545
1.83%, 09/10/30 (c) (e)	400	364
Royal Bank of Canada
5.55%, (SOFR + 0.53%), 01/20/26 (a)	845	836
Sumitomo Mitsui Trust Bank, Limited
0.80%, 09/12/23 (c)	1,735	1,718
Synchrony Financial
4.38%, 03/19/24	15	15
4.25%, 08/15/24	1,675	1,615
The Bank of Nova Scotia
4.75%, 02/02/26 (e)	835	822
The Charles Schwab Corporation
6.11%, (SOFR + 1.05%), 03/03/27 (a)	860	835
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,705	1,637
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	1,065	1,059
The Toronto-Dominion Bank
0.70%, 09/10/24 (e)	880	829
Toyota Motor Credit Corporation
3.65%, 08/18/25	790	765
Truist Financial Corporation
5.46%, (SOFR + 0.40%), 06/09/25 (a)	880	851
UBS Group AG
1.01%, 07/30/24 (c) (e)	1,785	1,779
United Overseas Bank Limited
1.75%, 03/16/31 (d)	2,000	1,768
Wells Fargo & Company
2.41%, 10/30/25	3,095	2,949
		80,770
Utilities 1.5%
Adani Transmission Limited
4.00%, 08/03/26 (d)	300	263
Chile Electricity PEC Spa
0.00%, 01/25/28 (c) (f)	2,400	1,858
DTE Energy Company
4.88%, 06/01/28	830	812
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	417	375
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,100	2,060

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Entergy Corporation
0.90%, 09/15/25	1,795	1,613
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,412	1,322
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,224	1,186
Inkia Energy Limited
5.88%, 11/09/27 (d)	1,165	1,107
Kallpa Generacion S.A.
4.88%, 05/24/26 (d)	600	577
Korea Electric Power Corp
0.75%, 01/27/26 (c)	1,500	1,327
Mercury Chile Holdco LLC
6.50%, 01/24/27 (d)	1,500	1,362
6.50%, 01/24/27 (c)	400	363
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	2,200	1,966
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	250	219
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	460	453
4.26%, 09/01/24 (b)	370	364
NiSource Inc.
5.25%, 03/30/28	820	819
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	600	540
Pacific Gas And Electric Company
3.25%, 02/16/24	680	667
4.95%, 06/08/25	1,125	1,092
Perusahaan Listrik Negara, PT
4.13%, 05/15/27 (d)	300	287
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,225	1,203
Southern California Edison Company
5.82%, (SOFR + 0.83%), 04/01/24 (a)	1,155	1,153
4.90%, 06/01/26	490	483
The Southern Company
5.15%, 10/06/25	810	807
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	2,650	2,448
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	1,300	1,252
WEC Energy Group Inc.
4.75%, 01/09/26	820	808
		28,786
Energy 0.9%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	1,546	1,451
Cosan Luxembourg S.A.
7.00%, 01/20/27 (d)	1,250	1,250
Ecopetrol S.A.
4.13%, 01/16/25	1,000	962
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	841	764
Enbridge Inc.
0.55%, 10/04/23	840	829
2.50%, 02/14/25	820	780
Energy Transfer LP
5.88%, 01/15/24	1,400	1,399
4.50%, 04/15/24	220	217
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (d)	2,261	2,083
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	354	308
Hunt Oil USA, Inc.
6.38%, 06/01/28 (d)	1,498	1,438
Kinder Morgan, Inc.
4.30%, 06/01/25	830	809
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	200	175
ONGC Videsh Limited
4.63%, 07/15/24 (d)	200	197
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	600	566
Petrobras Global Finance B.V.
7.38%, 01/17/27	800	832
Phillips 66
3.85%, 04/09/25	725	705
1.30%, 02/15/26	85	77
Qatarenergy
1.38%, 09/12/26 (d)	300	269
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	780	777
TransCanada PipeLines Limited
6.20%, 03/09/26	1,170	1,171
		17,059
Consumer Discretionary 0.8%
Amazon.com, Inc.
4.60%, 12/01/25	1,640	1,628
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,100	1,036
5.15%, 01/16/26 (c)	655	652
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,590	1,595
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,625	1,600
Hyatt Hotels Corporation
1.30%, 10/01/23 (g)	930	919
5.75%, 01/30/27 (g)	460	464
Hyundai Capital America
1.00%, 09/17/24 (c)	1,755	1,651
Lowe`s Companies, Inc.
4.40%, 09/08/25	560	549
Marriott International, Inc.
3.60%, 04/15/24	1,700	1,670
McDonald's Corporation
1.45%, 09/01/25	1,730	1,597
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,135	1,113
Warnermedia Holdings, Inc.
3.79%, 03/15/25	1,700	1,643
		16,117
Health Care 0.8%
AbbVie Inc.
2.60%, 11/21/24	915	878
Amgen Inc.
5.51%, 03/02/26	810	808
Cardinal Health, Inc.
3.08%, 06/15/24	2,335	2,274
CVS Health Corporation
5.00%, 02/20/26	820	816
Elevance Health, Inc.
3.50%, 08/15/24	2,515	2,451
Eli Lilly and Company
5.00%, 02/27/26	1,010	1,011
HCA Inc.
5.00%, 03/15/24	1,595	1,583
McKesson Corporation
5.25%, 02/15/26	820	817
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	295	292
Royalty Pharma PLC
0.75%, 09/02/23	1,600	1,584
1.20%, 09/02/25	85	77
1.75%, 09/02/27	5	4
UnitedHealth Group Incorporated
0.55%, 05/15/24	400	383
3.70%, 05/15/27	630	607
Viatris Inc.
1.65%, 06/22/25	960	884
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,710	1,612
		16,081
Industrials 0.8%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (d)	800	764
4.00%, 07/30/27 (d)	500	426

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (f)	134	92
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	1,705	1,603
MV24 Capital B.V.
6.75%, 06/01/34 (d)	1,009	907
Northrop Grumman Corporation
2.93%, 01/15/25	1,363	1,310
3.25%, 01/15/28	365	340
Parker-Hannifin Corporation
3.65%, 06/15/24	1,690	1,656
Penske Truck Leasing Co., L.P.
4.40%, 07/01/27 (c)	1,700	1,605
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	600	558
Raytheon Technologies Corporation
5.00%, 02/27/26	835	834
Republic Services, Inc.
2.50%, 08/15/24	1,695	1,636
Ryder System, Inc.
5.25%, 06/01/28	835	825
The Boeing Company
4.88%, 05/01/25 (g)	125	123
Triton Container International Limited
0.80%, 08/01/23 (c)	1,785	1,777
Union Pacific Corporation
4.75%, 02/21/26	1,620	1,609
		16,065
Materials 0.7%
Avery Dennison Corporation
0.85%, 08/15/24	620	585
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (d)	1,600	1,630
CSN Resources S.A.
7.63%, 04/17/26 (d)	200	198
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	600	575
Freeport-McMoRan Inc.
4.13%, 03/01/28	1,100	1,033
Glencore Funding LLC
4.13%, 03/12/24 (c)	470	464
4.00%, 04/16/25 (c)	1,165	1,132
1.63%, 09/01/25 (c)	60	55
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	200	198
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,300	1,256
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	600	589
MOS Holdings Inc.
4.25%, 11/15/23	1,243	1,235
PT Freeport Indonesia
4.76%, 04/14/27 (d)	800	776
4.76%, 04/14/27 (c)	600	582
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (d)	800	779
Sasol Financing USA LLC
4.38%, 09/18/26	800	708
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (d)	1,000	975
UPL Corporation Limited
4.50%, 03/08/28 (d)	400	360
		13,130
Consumer Staples 0.7%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	732	571
B.A.T. Capital Corporation
2.79%, 09/06/24	740	712
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,015	913
BRF GmbH
4.35%, 09/29/26 (d)	300	270
Campbell Soup Company
3.95%, 03/15/25	1,675	1,629
Camposol SA
6.00%, 02/03/27 (d)	350	238
Cencosud S.A.
5.15%, 02/12/25 (d)	400	395
Constellation Brands, Inc.
3.60%, 05/09/24	805	789
Dollar General Corporation
4.15%, 11/01/25	810	786
Dollar Tree, Inc.
4.00%, 05/15/25	1,480	1,433
General Mills, Inc.
4.00%, 04/17/25	775	756
5.24%, 11/18/25	670	670
JDE Peet's N.V.
0.80%, 09/24/24 (c)	845	791
Keurig Dr Pepper Inc.
0.75%, 03/15/24	1,660	1,607
NBM US Holdings, Inc.
7.00%, 05/14/26 (d)	600	583
Philip Morris International Inc.
4.88%, 02/13/26	840	834
		12,977
Information Technology 0.6%
Arrow Electronics, Inc.
6.13%, 03/01/26	790	787
Broadcom Corporation
3.88%, 01/15/27	30	29
Broadcom Inc.
3.15%, 11/15/25	835	794
Dell International L.L.C.
4.00%, 07/15/24 (g)	765	752
5.85%, 07/15/25 (g)	75	75
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,195	1,192
Intel Corporation
4.88%, 02/10/26	725	723
Microchip Technology Incorporated
0.97%, 02/15/24	1,780	1,723
NVIDIA Corporation
0.58%, 06/14/24	1,670	1,595
NXP B.V.
4.40%, 06/01/27	840	812
Oracle Corporation
5.80%, 11/10/25	1,505	1,522
Workday, Inc.
3.50%, 04/01/27	830	787
		10,791
Communication Services 0.5%
AT&T Inc.
5.54%, 02/20/26	980	980
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	1,035	1,000
Digicel Group Holdings Limited
0.00% (c) (e) (h) (i) (j) (k)	58	6
0.00%, 04/01/25 (c) (h) (i) (k)	165	73
KT Corp
1.00%, 09/01/25 (d)	500	453
Meta Platforms, Inc.
4.60%, 05/15/28	495	490
Millicom International Cellular SA
6.63%, 10/15/26 (d)	450	433
5.13%, 01/15/28 (d)	1,125	996
Omnicom Group Inc.
3.65%, 11/01/24	1,215	1,181
Sable International Finance Limited
5.75%, 09/07/27 (d)	1,700	1,590
T-Mobile USA, Inc.
4.80%, 07/15/28	1,045	1,026
Verizon Communications Inc.
6.42%, (3 Month USD LIBOR + 1.10%), 05/15/25 (a) (b)	1,580	1,597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	1,450	752
VTR Finance N.V.
6.38%, 07/15/28 (d)	200	75
		10,652
Real Estate 0.3%
Crown Castle Inc.
4.80%, 09/01/28	825	802
Equinix, Inc.
1.25%, 07/15/25	1,740	1,591
Simon Property Group, L.P.
2.00%, 09/13/24	1,315	1,256
Welltower OP LLC
3.63%, 03/15/24	1,665	1,635
		5,284
Total Corporate Bonds And Notes (cost $237,557)		227,712
SENIOR FLOATING RATE INSTRUMENTS 5.3%
Utilities 3.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	1,143	1,134
Ali Group North America Corporation
2021 Term Loan B, 7.27%, (SOFR + 2.00%), 10/13/28 (a)	1,175	1,174
American Airlines, Inc.
2017 1st Lien Term Loan, 6.51%, (3 Month Term SOFR + 3.50%), 01/29/27 (a)	87	85
Aramark Services, Inc.
2023 Term Loan B6, 7.69%, (SOFR + 2.50%), 06/13/30 (a)	165	165
Axalta Coating Systems U.S. Holdings, Inc.
2022 USD Term Loan B4, 7.90%, (SOFR + 3.00%), 11/30/29 (a)	1,688	1,690
Calpine Corporation
Term Loan B9, 7.16%, (1 Month USD LIBOR + 2.00%), 03/22/26 (a)	823	821
2019 Term Loan B10, 7.15%, (1 Month USD LIBOR + 2.00%), 08/02/26 (a)	39	38
2020 Term Loan B5, 7.66%, (1 Month USD LIBOR + 2.50%), 12/02/27 (a)	1,371	1,370
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.19%, (1 Month USD LIBOR + 2.00%), 05/18/26 (a)	1,295	1,265
Cyxtera DC Holdings, Inc.
Term Loan B, 8.07%, (3 Month USD LIBOR + 3.00%), 03/15/24 (a)	309	151
E.W. Scripps Company (The)
2019 Term Loan B2, 7.83%, (1 Month USD LIBOR + 2.56%), 05/01/26 (a)	484	474
Element Solutions Inc.
2019 Term Loan B1, 7.15%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	798	797
ExGen Renewables IV, LLC
2020 Term Loan, 8.03%, (3 Month USD LIBOR + 2.50%), 12/11/27 (a)	161	160
Finastra USA, Inc.
USD 2nd Lien Term Loan , 12.40%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	85	77
Focus Financial Partners, LLC
2021 Term Loan B4, 7.60%, (SOFR + 2.50%), 12/31/24 (a) (k)	1,316	1,298
Froneri International Ltd.
2020 USD Term Loan, 7.41%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	149	148
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.15%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	272	271
2022 Term Loan B5, 8.15%, (SOFR + 3.25%), 10/21/29 (a)	3,319	3,324
Gray Television, Inc.
2023 Term Loan E, 7.77%, (SOFR + 2.50%), 01/02/26 (a)	651	638
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.41%, (1 Month USD LIBOR + 2.00%), 11/15/27 (a)	4,440	4,364
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.94%, (SOFR + 1.75%), 10/25/23 (a)	400	400
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.95%, (1 Month USD LIBOR + 1.75%), 02/25/28 (a)	4,931	4,915
Hyland Software, Inc.
2021 2nd Lien Term Loan, 11.40%, (1 Month USD LIBOR + 6.25%), 07/07/25 (a)	123	118
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.41%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	2,931	2,930
iHeartCommunications, Inc.
2020 Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	186	161
IQVIA Inc.
2018 USD Term Loan B3, 6.90%, (3 Month USD LIBOR + 1.75%), 06/07/25 (a)	3,323	3,319
Iron Mountain, Inc.
2018 Term Loan B, 6.91%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,583	4,534
KFC Holding Co.
2021 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 03/10/28 (a)	1,309	1,296
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.03%, (SOFR + 3.00%), 10/15/27 (a) (k)	72	72
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	585	583
NASCAR Holdings, LLC
Term Loan B, 7.77%, (1 Month USD LIBOR + 2.50%), 07/19/26 (a)	88	89
NCR Corporation
2019 Term Loan, 7.78%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	124	124
PCI Gaming Authority
Term Loan, 7.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (a)	133	134
Phoenix Services International, LLC
Term Loan, 0.00%, 07/03/23 (a) (l)	12	12
2022 DIP New Money Term Loan, 17.10%, (SOFR + 2.00%), 07/29/23 (a) (k)	14	13
2022 DIP PIK Roll Up Term Loan, 17.10%, (SOFR + 12.00%), 07/29/23 (a) (k) (m)	40	4
Term Loan, 11.00%, (Prime + 2.75%), 01/29/25 (a)	89	7
PointClickCare Technologies, Inc.
Term Loan B, 8.19%, (6 Month USD LIBOR + 3.00%), 12/16/27 (a)	122	122
PRA Health Sciences, Inc.
US Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	730	730
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (h) (i) (m)	30	—
Reynolds Consumer Products LLC
Term Loan, 7.00%, (SOFR + 1.75%), 01/30/27 (a)	4,854	4,848
Select Medical Corporation
2017 Term Loan B, 7.75%, (1 Month USD LIBOR + 2.50%), 02/13/24 (a)	507	506
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 7.16%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,187
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.80%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	158	163
SMG US Midco 2, Inc.
2020 Term Loan, 7.77%, (3 Month USD LIBOR + 2.50%), 01/23/25 (a)	386	385
Sound Inpatient Physicians
2018 1st Lien Term Loan, 8.27%, (3 Month USD LIBOR + 3.00%), 06/19/25 (a)	502	293
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/29/25 (a)	3,845	3,841

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 8.91%, (3 Month USD LIBOR + 3.75%), 10/02/26 (a)	106	106
Univar Solutions USA Inc.
2019 USD Term Loan B5, 7.15%, (1 Month USD LIBOR + 2.00%), 11/08/26 (a)	82	82
Term Loan B6, 6.90%, (1 Month USD LIBOR + 1.75%), 05/26/28 (a)	853	852
US Foods, Inc.
2019 Term Loan B, 7.15%, (1 Month USD LIBOR + 2.00%), 08/14/26 (a)	549	548
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	774	772
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (a)	3,093	3,084
Walker & Dunlop, Inc.
2021 Term Loan, 7.50%, (SOFR + 2.25%), 10/14/28 (a)	640	633
WMG Acquisition Corp.
2021 Term Loan G, 7.28%, (1 Month USD LIBOR + 2.13%), 01/13/28 (a)	3,320	3,308
Ziggo Financing Partnership
USD Term Loan I, 7.69%, (1 Month USD LIBOR + 2.50%), 04/17/28 (a)	60	59
		61,674
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	3,820	3,789
Aramark Services, Inc.
2019 Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (a)	173	171
Asplundh Tree Expert, LLC
2021 Term Loan B, 7.00%, (1 Month USD LIBOR + 1.75%), 09/07/27 (a)	4,867	4,852
Pilot Travel Centers LLC
2021 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	4,025	4,015
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 05/11/30 (a) (l)	510	510
		13,337
Industrials 0.6%
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.00%, (1 Month USD LIBOR + 1.75%), 04/21/28 (a)	4,626	4,586
Generac Power Systems, Inc.
2019 Term Loan B, 7.01%, (1 Month Term SOFR + 1.75%), 12/11/26 (a)	109	108
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.40%, (1 Month USD LIBOR + 2.25%), 03/20/25 (a)	107	106
Standard Industries Inc.
2021 Term Loan B, 7.69%, (1 Month USD LIBOR + 2.25%), 08/05/28 (a)	2,129	2,126
Trans Union, LLC
2019 Term Loan B5, 7.00%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	2,878	2,867
2021 Term Loan B6, 7.52%, (1 Month USD LIBOR + 2.25%), 11/16/28 (a)	1,280	1,276
		11,069
Information Technology 0.3%
Energizer Holdings, Inc.
2020 Term Loan, 7.44%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	2,182	2,167
NortonLifeLock Inc.
2022 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/28/29 (a)	3,685	3,664
SS&C Technologies Inc.
2018 Term Loan B5, 6.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	837	836
		6,667
Communication Services 0.3%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 07/30/28 (a)	465	464
Charter Communications Operating, LLC
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	4,535	4,505
2019 Term Loan B2, 6.90%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	12	12
Connect Finco Sarl
2021 Term Loan B, 8.66%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	121	121
		5,102
Materials 0.2%
Berry Global, Inc.
2021 Term Loan Z, 6.97%, (1 Month USD LIBOR + 1.75%), 07/01/26 (a)	1,803	1,801
Element Solutions Inc.
2019 Term Loan B1, 7.15%, (1 Month USD LIBOR + 2.00%), 01/31/26 (a)	1,454	1,452
Graham Packaging Company Inc.
2021 Term Loan, 8.27%, (1 Month USD LIBOR + 3.00%), 08/04/27 (a)	255	254
		3,507
Health Care 0.1%
Avantor Funding, Inc.
2021 Term Loan B5, 7.50%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	2,216	2,213
Consumer Staples 0.0%
Froneri International Ltd.
2020 USD Term Loan, 7.41%, (1 Month USD LIBOR + 2.25%), 01/29/27 (a)	327	324
Total Senior Floating Rate Instruments (cost $104,616)		103,893
SHORT TERM INVESTMENTS 13.6%
U.S. Treasury Bill 9.0%
Treasury, United States Department of
4.77%, 07/25/23	53,900	53,734
4.77%, 10/05/23	55,000	54,250
4.22%, 05/16/24	71,680	68,400
		176,384
Investment Companies 4.6%
JNL Government Money Market Fund - Class I, 4.78% (n) (o)	89,311	89,311
Total Short Term Investments (cost $265,881)		265,695
Total Investments 93.2% (cost $1,921,514)		1,822,252
Other Derivative Instruments 5.9%		115,610
Other Assets and Liabilities, Net 0.9%		18,254
Total Net Assets 100.0%		1,956,116

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $67,086 and 3.4% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

following the Schedules of Investments.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(h) Non-income producing security.

(i) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	610	571	—
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	812	764	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	461	426	—
Adani Transmission Limited, 4.00%, 08/03/26	06/15/23	269	263	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,475	1,451	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,112	1,000	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	933	857	0.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	370	362	—
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,153	1,055	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	176	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/16/21	204	198	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,479	1,374	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	690	651	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	695	671	—
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	04/06/23	393	397	—
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	08/24/22	1,263	1,240	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 1.88%, 09/18/25	06/01/22	380	369	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	876	866	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	94	92	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,604	1,630	0.1
BRF GmbH, 4.35%, 09/29/26	05/23/23	264	270	—
Camposol SA, 6.00%, 02/03/27	06/16/21	357	238	—
Cencosud S.A., 5.15%, 02/12/25	08/12/22	403	395	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,015	971	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	1,251	1,250	0.1
CSN Resources S.A., 7.63%, 04/17/26	08/15/22	201	198	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	201	199	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	07/28/21	2,600	2,330	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	422	375	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	828	764	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	639	575	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,454	1,322	0.1
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/09/21	2,282	2,083	0.1
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	272	270	—
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,307	1,186	0.1
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	201	198	—
Gruposura Finance, 5.50%, 04/29/26	06/09/21	837	765	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	306	308	—
Hunt Oil USA, Inc., 6.38%, 06/01/28	04/22/22	1,465	1,438	0.1
Inkia Energy Limited, 5.88%, 11/09/27	12/20/21	1,147	1,107	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	109	103	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	08/03/21	869	825	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	05/26/22	590	577	—
KT Corp, 1.00%, 09/01/25	01/27/21	502	453	—
LG Chem, Ltd., 3.25%, 10/15/24	06/17/20	1,331	1,256	0.1
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	603	589	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,438	1,362	0.1
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	452	433	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	1,083	996	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	05/07/21	2,217	1,966	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	221	219	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	897	907	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/19/23	576	583	—
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	179	175	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/23	199	197	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	573	566	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/07/21	608	540	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,703	1,545	0.1
Perusahaan Listrik Negara, PT, 4.13%, 05/15/27	03/22/23	287	287	—
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/14/23	299	295	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	02/02/21	619	558	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	775	776	—
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	05/10/22	798	779	0.1
Qatarenergy, 1.38%, 09/12/26	11/18/21	297	269	—
Sable International Finance Limited, 5.75%, 09/07/27	07/08/21	1,715	1,590	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	996	975	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,773	2,448	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,366	1,252	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,993	1,768	0.1
UPL Corporation Limited, 4.50%, 03/08/28	07/21/22	344	360	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	1,485	752	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	188	75	—
		60,609	56,131	2.9

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/14/23	80,000	—	5,966
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/29/23	100,000	—	2,006
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	08/11/23	80,000	—	2,426
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/20/23	64,000	—	4,269
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	07/10/23	75,000	—	5,908
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	10/06/23	4,000	—	126
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	10/20/23	2,000	—	40
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	09/08/23	75,000	—	5,419
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/01/23	75,000	—	6,111
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/20/23	75,000	—	1,527
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	08/03/23	80,000	—	1,818
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	10/12/23	90,000	—	7,628
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/14/23	68,000	—	2,742
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	11/09/23	69,000	—	6,183
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	09/14/23	95,000	—	11,021
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	10/04/23	85,000	—	5,344
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	07/27/23	80,000	—	4,997
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	08/31/23	84,000	—	1,189
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	01/10/24	75,000	—	782
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	07/19/23	70,000	—	9,841
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/16/23	49,000	—	2,908
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/27/23	79,000	—	7,438
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	09/20/23	90,000	—	6,746
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/01/23	62,000	—	5,646
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	12/06/23	69,000	—	6,069
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	08/25/23	75,000	—	1,460
					—	115,610

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	828,053	—	828,053
Government And Agency Obligations	—	396,899	—	396,899
Corporate Bonds And Notes	—	227,712	—	227,712
Senior Floating Rate Instruments	—	103,889	4	103,893
Short Term Investments	89,311	176,384	—	265,695
	89,311	1,732,937	4	1,822,252
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	115,610	—	115,610
	—	115,610	—	115,610

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 60.2%
Mortgage-Backed Securities 28.2%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	73,063	65,830
4.00%, 09/01/43 - 01/01/53	31,384	29,547
3.50%, 02/01/46 - 05/01/52	29,885	27,448
2.50%, 09/01/50 - 12/01/50	20,383	17,327
4.50%, 07/01/52 - 08/01/52	22,381	21,515
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	14,404	13,866
2.48%, 11/01/29	16,800	14,796
1.90%, 05/01/30	25,000	21,196
1.88%, 02/01/32	10,000	8,071
2.63%, 04/01/32	62,149	52,879
1.83%, 11/01/33	6,300	4,905
3.00%, 03/01/35 - 04/01/51	51,801	46,275
1.50%, 05/01/36	15,193	13,183
2.00%, 05/01/36 - 02/01/51	69,561	58,861
3.50%, 09/01/43 - 04/01/52	59,821	54,972
2.20%, 09/01/46	16,673	12,883
4.00%, 08/01/47 - 10/01/49	26,997	25,767
2.50%, 09/01/50 - 03/01/51	70,234	59,937
Government National Mortgage Association
3.50%, 10/20/45	1,307	1,207
2.50%, 08/20/51	35,062	30,139
		580,604
Collateralized Mortgage Obligations 14.8%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	1,407	1,374
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,515
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	9,054
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,691
Series EB-4247, REMIC, 3.50%, 09/15/33	5,000	4,758
Interest Only, Series SP-3770, REMIC, 1.31%, (6.50% - (1 Month USD LIBOR * 1)), 11/15/40 (a)	352	5
Interest Only, Series SM-3780, REMIC, 1.31%, (6.50% - (1 Month USD LIBOR * 1)), 12/15/40 (a)	5,527	518
Series KA-4366, REMIC, 3.00%, 03/15/41	471	465
Series SL-4061, REMIC, 0.00%, (7.06% - (1 Month USD LIBOR * 1.75)), 06/15/42 (a)	36	25
Series KM-4141, REMIC, 1.75%, 12/15/42	8,557	7,245
Series CS-4156, REMIC, 0.00%, (5.40% - (1 Month USD LIBOR * 1.2)), 01/15/43 (a)	3,279	2,292
Series 2023-M1B-HQA2, REMIC, 8.42%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,030
Series UZ-4508, REMIC, 3.00%, 07/15/43	522	423
Series ZX-4404, REMIC, 4.00%, 04/15/44	58,052	55,599
Series AB-4533, REMIC, 3.00%, 06/15/44	2,788	2,589
Series CA-4573, REMIC, 3.00%, 11/15/44	9,489	8,807
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,096	1,940
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,807	11,902
Series DZ-4894, REMIC, 3.50%, 06/15/49	5,602	5,233
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	21,433	3,226
Interest Only, Series MS-4291, REMIC, 0.71%, (5.90% - (1 Month USD LIBOR * 1)), 01/15/54 (a)	2,117	197
Federal National Mortgage Association, Inc.
Interest Only, Series C60-426, 3.50%, 02/25/52	20,339	3,654
Interest Only, Series 2010-CS-134, REMIC, 1.53%, (6.68% - (1 Month USD LIBOR * 1)), 12/25/25 (a)	110	1
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	192	172
Interest Only, Series 2005-S-2, REMIC, 1.45%, (6.60% - (1 Month USD LIBOR * 1)), 02/25/35 (a)	2,683	174
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	267	255
Interest Only, Series 2011-ES-93, REMIC, 1.35%, (6.50% - (1 Month USD LIBOR * 1)), 09/25/41 (a)	924	93
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,438	1,326
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,561	3,112
Interest Only, Series 2018-ST-25, REMIC, 0.90%, (6.05% - (1 Month USD LIBOR * 1)), 03/25/42 (a)	7,019	488
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	796	755
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	763	723
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	11,140	10,024
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	1,837	1,756
Series 2016-A-9, REMIC, 3.00%, 09/25/43	19	19
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	13,858	13,150
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	1,175	1,128
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	12,968	11,360
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	10,903	9,882
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	10,558	9,869
Series 2021-ZV-95, REMIC, 2.50%, 01/25/52	10,077	6,264
Series 2022-DZ-18, REMIC, 3.50%, 04/25/52	10,447	8,013
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	7,981	6,493
Ginnie Mae REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	14,575	2,009
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	27,940	4,240
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 0.95%, (6.10% - (1 Month USD LIBOR * 1)), 03/20/40 (a)	410	1
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,118	1,058
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	10,333	1,473
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	12,914	239
Series 2022-BZ-174, REMIC, 3.50%, 08/20/50	20,398	17,711
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	40,730	5,163
Interest Only, Series 2020-SB-185, REMIC, 1.14%, (6.30% - (1 Month USD LIBOR * 1)), 12/20/50 (a)	41,734	5,260
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	51,517	6,662
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	31,025	3,731
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	28,038	3,718
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	16,707	2,437
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	18,675	225
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.75% - (1 Month USD LIBOR * 1)), 04/20/51 (a)	57,429	1,675
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	40,050	5,798
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,287	10,623
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,061	6,359
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	31,202	4,081
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	9,803	1,779
		304,841
U.S. Treasury Bond 14.6%
Treasury, United States Department of
3.63%, 02/15/53 - 05/15/53	312,000	299,740
Commercial Mortgage-Backed Securities 2.6%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (a)	18,469	16,675
Interest Only, Series 2020-X1-M15, REMIC, 1.58%, 09/25/31 (a)	39,471	2,797
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	77,487	4,583

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	38,429	2,008
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	59,754	4,639
Interest Only, REMIC, 0.82%, 02/16/63 (a)	55,509	3,453
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	67,323	3,864
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	11,208	689
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	18,442	1,284
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	80,282	5,722
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	41,861	2,651
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	79,806	3,435
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	29,351	1,634
		53,434
Total Government And Agency Obligations (cost $1,362,653)		1,238,619
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 38.4%
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.40%, (1 Month USD LIBOR + 1.25%), 06/25/37 (a) (b)	3,524	2,387
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	111	111
Affirm Asset Securitization Trust 2021-B
Series 2021-C-B, 1.40%, 04/15/24	3,750	3,490
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (b)	2,419	1,996
Ajax Mortgage Loan Trust 2019-G
Series 2019-A-G, REMIC, 3.00%, 09/25/59 (b)	676	669
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,378
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,393
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	5,226	3,172
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,804	1,519
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (a)	14,678	9,298
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,161	1,068
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 11/25/36 (a) (b)	3,359	2,865
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	11,055	5,414
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.25%, (5.40% - (1 Month USD LIBOR * 1)), 04/25/37 (a)	3,196	267
Series 2007-1A6-5CB, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 04/25/37 (a)	3,196	1,438
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	2,911
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1A-10A, 6.46%, (3 Month USD LIBOR + 1.20%), 10/15/31 (a)	2,000	1,988
Apidos CLO XII
Series 2013-CR-12A, 7.06%, (3 Month USD LIBOR + 1.80%), 04/15/31 (a)	1,000	953
Apidos CLO XXXIX Ltd
Series 2022-A1-39A, 6.36%, (3 Month Term SOFR + 1.30%), 04/23/35 (a)	2,000	1,956
Aqua Finance Trust 2017-A
Series 2017-A-A, 3.72%, 10/15/24	436	430
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,839	2,554
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	248
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.58%, (1 Month USD LIBOR + 3.38%), 03/16/37 (a) (b)	6,125	3,472
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.42%, 07/17/54 (a)	22,677	1,545
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.50%, 09/17/54 (a)	42,992	3,177
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.07%, 11/18/54 (a)	12,438	659
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.74%, 02/18/54 (a)	35,590	2,975
BBCMS Mortgage Trust 2023-C19
Series 2023-A5-C19, REMIC, 5.45%, 03/17/33	1,194	1,214
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 6.19%, (1 Month USD LIBOR + 1.00%), 07/15/37 (a) (b)	1,599	1,563
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	204	198
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.57%, 05/16/53 (a)	88,050	1,379
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.88%, 09/17/53 (a)	36,240	2,610
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.38%, 07/17/54 (a)	20,229	1,332
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (a)	38,734	1,742
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 7.00%, (3 Month USD LIBOR + 1.75%), 10/21/30 (a)	3,000	2,905
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	4,021
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	7,496	7,094
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.19%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,089	3,037
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 7.19%, (1 Month USD LIBOR + 2.00%), 09/15/23 (a)	3,062	2,890
Series 2021-F-VOLT, REMIC, 7.59%, (1 Month USD LIBOR + 2.40%), 09/15/23 (a)	1,562	1,457
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	3,947
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,299	2,011
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.39%, (3 Month USD LIBOR + 1.14%), 04/20/34 (a)	2,000	1,960
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 09/25/36 (a) (b)	3,065	2,891
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	243	192
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.77%, 05/10/58 (a)	71,476	2,334
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,469	2,683
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,094	1,113

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,128	980
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	8,432	8,146
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (a)	20,052	108
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	19,227	470
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	14,709	440
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.56%, 07/25/47 (a)	1,472	1,242
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,267	1,141
CLNC 2019-FL1, Ltd.
Series 2019-A-FL1, 6.43%, (SOFR 30-Day Average + 1.36%), 09/19/25 (a)	81	80
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,123	973
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	872	810
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (b)	7,512	7,450
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 1.20%, 10/15/46 (a)	17,380	19
COMM 2014-CCRE17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 1.11%, 05/10/47 (a)	26,344	108
COMM 2014-CCRE19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.85%, 08/12/24 (a)	1,163	1,068
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	24,961	375
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 1.12%, 02/12/48 (a)	19,272	202
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.81%, 02/12/26 (a)	1,340	1,181
Interest Only, Series 2016-XA-DC2, REMIC, 1.08%, 02/12/49 (a)	14,451	272
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 6.19%, (1 Month USD LIBOR + 1.10%), 09/15/33 (a)	3,070	2,847
Commonbond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	74
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,414	3,020
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,004	1,332
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	982
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.95%, 04/15/50 (a)	17,274	143
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	1,693
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.71%, 06/17/52 (a)	8,887	581
CSMC 2019-ICE4
Series 2019-A-ICE4, REMIC, 6.17%, (1 Month USD LIBOR + 0.98%), 05/15/36 (a)	2,517	2,502
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	6,190
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	811
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	4,277	3,174
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	427	411
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (a)	6,007	5,633
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 3.77%, 09/25/58 (a)	16,979	13,792
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.44%, (3 Month USD LIBOR + 1.19%), 01/21/31 (a) (c)	1,876	1,859
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,753
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (a)	20,461	574
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 09/25/47 (a) (b)	10,680	8,864
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (a)	3,524	3,097
Series 2006-1A3-AR1, REMIC, 5.81%, (1 Month USD LIBOR + 0.66%), 02/25/36 (a) (b)	8,143	7,689
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	364
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	610
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 6.66%, (3 Month USD LIBOR + 1.40%), 01/15/31 (a)	1,000	976
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.38%, (3 Month USD LIBOR + 1.12%), 07/15/31 (a)	2,500	2,470
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 07/25/23 (a) (b)	5,323	2,881
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,594	1,169
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,624
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (b)	10,500	8,466
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	9,180
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.38%, (1 Month USD LIBOR + 1.22%), 05/18/38 (a) (b)	3,442	3,362
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.46%, (3 Month USD LIBOR + 1.20%), 04/17/34 (a)	4,500	4,402
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,390	1,233
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,811	2,438
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,281
Great Wolf Trust 2019-WOLF
Series 2019-E-WOLF, REMIC, 7.99%, (1 Month Term SOFR + 2.85%), 12/15/36 (a) (b)	3,908	3,793
Series 2019-F-WOLF, REMIC, 8.39%, (1 Month Term SOFR + 3.25%), 12/15/36 (a) (b)	3,908	3,736
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 6.09%, (1 Month USD LIBOR + 0.90%), 07/15/31 (a)	436	395
Series 2018-D-TWR, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 07/15/31 (a)	1,000	689
Series 2018-E-TWR, REMIC, 7.29%, (1 Month USD LIBOR + 2.10%), 07/15/31 (a)	1,000	644

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series 2018-F-TWR, REMIC, 7.99%, (1 Month USD LIBOR + 2.80%), 07/15/31 (a)	1,000	595
Series 2018-G-TWR, REMIC, 9.12%, (1 Month USD LIBOR + 3.92%), 07/15/31 (a)	1,000	556
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	3,931	1,547
GS Mortgage Securities Trust 2014-GC20
Series 2014-A5-GC20, REMIC, 4.00%, 03/12/24	2,850	2,808
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.83%, 09/12/47 (a)	37,044	214
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	649
Interest Only, Series 2015-XA-GC34, REMIC, 1.36%, 10/13/48 (a)	20,842	449
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,156
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	32,141	476
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.32%, 10/13/49 (a)	23,357	676
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	3,740
Interest Only, Series 2017-C-2, REMIC, 1.23%, 08/12/50 (a)	32,403	1,091
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.50%, 03/10/28 (a)	2,000	1,602
GS Mortgage Securities Trust 2019-GC38
Interest Only, Series 2019-XA-GC38, REMIC, 1.11%, 02/12/52 (a)	43,197	1,720
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.78%, 02/14/53 (a)	48,443	1,455
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.01%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,007
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.46%, (3 Month USD LIBOR + 1.20%), 07/17/34 (a)	2,500	2,455
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 9.10%, (3 Month USD LIBOR + 3.80%), 08/01/25 (a)	334	184
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.45%, (3 Month USD LIBOR + 2.20%), 01/20/33 (a)	3,000	2,968
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.37%, (3 Month USD LIBOR + 1.12%), 04/21/31 (a)	2,000	1,974
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,952	1,875
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,255	1,743
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,031	761
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,187	881
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (b)	4,930	4,902
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/23 (b)	1,457	1,409
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 04/25/37 (a) (b)	2,010	1,282
Series 2007-A4-NC1, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 04/25/37 (a) (b)	9,458	6,098
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 3.57%, 09/25/36 (a)	870	761
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,982	3,957
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 03/25/36 (a) (b)	4,270	2,155
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23 (a)	2,666	2,120
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	1,697
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.37%, (1 Month USD LIBOR + 0.22%), 01/25/34 (a) (b)	4,642	3,861
Series 2006-A4-HE3, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 07/25/36 (a) (b)	1,735	1,452
Series 2006-A5-HE3, REMIC, 5.63%, (1 Month USD LIBOR + 0.48%), 11/25/36 (a) (b)	4,487	3,780
Series 2006-A5-WMC4, REMIC, 5.36%, (1 Month USD LIBOR + 0.21%), 12/25/36 (a) (b)	21,262	10,943
Jamestown CLO Ltd
Series 2018-A1-6RA, 6.41%, (3 Month USD LIBOR + 1.15%), 04/25/30 (a) (c)	2,759	2,735
Series 2018-A2A-6RA, 7.04%, (3 Month USD LIBOR + 1.78%), 04/25/30 (a)	1,000	977
JP Morgan Resecuritization Trust Series 2009-10
Series 2009-4A2-10, REMIC, 1.55%, 03/26/37 (a)	1,117	1,101
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,325
Series 2014-C-C21, REMIC, 4.80%, 07/17/24 (a)	2,000	1,639
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.81%, 10/20/25 (a)	2,065	1,489
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.79%, 11/18/25 (a)	2,224	1,945
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,210
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	17,943	542
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,643
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	3,388
Interest Only, Series 2020-XA-COR7, REMIC, 1.77%, 05/15/53 (a)	38,790	2,497
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.74%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	3,484	3,228
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	11,923	9,979
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,301
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-AS-CRE2, 6.69%, (1 Month USD LIBOR + 1.50%), 02/15/24 (a)	2,042	2,038
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.95%, 03/11/50 (a)	32,290	595
Massage Envy Franchising, LLC
Series 2019-A2-1, 6.45%, 07/30/24	6,272	6,098
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,122	1,423
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 4.32%, 11/25/35 (a)	9,513	5,332

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	888
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 10.44%, (1 Month USD LIBOR + 5.25%), 11/15/23 (a)	4,401	4,076
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 2.92%, 10/25/47 (a)	10,282	3,357
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 5.48%, (1 Month USD LIBOR + 0.33%), 03/25/37 (a) (b)	29,527	9,833
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 06/25/37 (a) (b)	16,909	4,227
MidOcean Credit CLO
Series 2018-A1-9A, 6.40%, (3 Month USD LIBOR + 1.15%), 07/21/31 (a) (c)	2,500	2,468
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.62%, 09/17/24 (a)	1,500	1,297
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,782
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.31%, 01/15/49 (a)	18,087	396
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.48%, 09/17/49 (a)	16,635	519
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.41%, 10/19/26 (a)	2,960	2,285
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,283
Interest Only, Series 2019-XA-L3, REMIC, 0.76%, 11/18/52 (a)	70,531	2,210
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 07/25/36 (a) (b)	18,108	6,433
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	422
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	1,013	503
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,771	1,478
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.47%, (3 Month USD LIBOR + 1.20%), 04/28/34 (a)	1,500	1,459
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	874
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,537
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.41%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,968
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-A-FL1, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 06/15/35 (a)	774	621
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	3,923
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,249
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.36%, 02/25/36 (a)	409	285
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.78%, 07/26/41 (a)	6,273	5,207
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	6,688
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (b)	4,946	4,915
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (b)	5,181	5,122
Ocean Trails CLO X
Series 2020-AR-10A, 6.48%, (3 Month USD LIBOR + 1.22%), 10/16/34 (a)	1,000	979
OFSI BSL IX, Ltd.
Series 2018-A-1A, 6.41%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a) (c)	2,000	1,966
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.59%, (3 Month USD LIBOR + 1.20%), 08/25/31 (a) (c)	2,500	2,470
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 7.88%, (1 Month USD LIBOR + 2.70%), 10/29/24 (a) (b)	629	626
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 8.06%, (1 Month USD LIBOR + 2.90%), 02/27/24 (a) (b)	2,378	2,353
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 8.15%, (1 Month USD LIBOR + 3.00%), 03/25/26 (a) (c)	2,000	1,932
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.88%, 09/25/47 (a)	5,410	4,859
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (b)	10,850	10,162
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	269	253
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	3,484	3,140
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,675	8,807
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,267
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	13,436
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,319
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (b)	9,295	8,601
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	3,321	3,094
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (b)	3,113	2,887
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	1,001	936
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,505	1,164
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,612	1,278
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,388	2,626
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.34%, 08/25/35 (a)	3,231	2,706
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.60%, (1 Month USD LIBOR + 0.45%), 12/25/36 (a)	2,560	794
Interest Only, Series 2007-1A6-B, REMIC, 0.90%, (6.05% - (1 Month USD LIBOR * 1)), 01/25/37 (a)	2,560	261
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,590	2,306

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ready Capital Mortgage Financing 2023-FL12, LLC
Series 2023-A-FL12, 7.34%, (1 Month Term SOFR + 2.75%), 05/25/38 (a)	2,815	2,802
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.95%, 01/25/36 (a)	4,241	2,866
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,966	3,643
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,600	1,264
Residential Asset Securitization Trust 2007-A3
Series 2007-1A1-A3, REMIC, 5.60%, (1 Month USD LIBOR + 0.45%), 04/25/37 (a)	5,186	2,274
Series 2007-1A2-A3, REMIC, 6.90%, (46.38% - (1 Month USD LIBOR * 7.67)), 04/25/37 (a)	676	634
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,901	705
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,496	8,431
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	174	144
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,038	807
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	517	409
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	728	561
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,568	3,559
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 6.48%, (3 Month USD LIBOR + 1.10%), 05/20/31 (a) (c)	3,000	2,966
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	7,059	5,851
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 6.41%, (3 Month USD LIBOR + 1.15%), 07/15/31 (a)	2,000	1,978
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	6,612	5,190
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 6.09%, (1 Month USD LIBOR + 0.90%), 10/15/37 (a)	2,097	2,073
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,204
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	1,994
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	2,260	2,231
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,059
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (a)	4,623	3,173
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.41%, (3 Month USD LIBOR + 1.15%), 04/18/31 (a) (c)	3,000	2,951
Sound Point CLO XXIII
Series 2019-AR-2A, 6.43%, (3 Month USD LIBOR + 1.17%), 07/17/34 (a)	2,000	1,920
Sound Pt CLO XXI Ltd
Series 2018-A1A-21, 6.45%, (3 Month USD LIBOR + 1.18%), 10/27/31 (a) (c)	3,250	3,199
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 4.43%, 04/25/37 (a)	375	176
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,365
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 6.67%, (3 Month USD LIBOR + 1.12%), 06/16/31 (a) (c)	2,000	1,968
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.06%, (3 Month USD LIBOR + 1.80%), 04/15/32 (a)	1,000	962
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 5.67%, 11/25/35 (a)	3,296	2,750
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.31%, (1 Month USD LIBOR + 0.16%), 06/25/36 (a) (b)	5,118	3,054
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 5.46%, (1 Month USD LIBOR + 0.31%), 07/25/36 (a) (b)	20,500	6,241
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 09/25/36 (a) (b)	5,041	2,910
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,356	3,244
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,509	3,120
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	7,046	5,551
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,925	4,231
Series 2021-A23-1A, 2.54%, 08/25/31	3,940	3,037
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,102	2,931
TRTX 2019-FL3 Issuer, Ltd.
Series 2019-AS-FL3, 6.67%, (1 Month Term SOFR + 1.56%), 03/15/24 (a)	1,114	1,119
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.36%, (1 Month USD LIBOR + 1.20%), 03/17/38 (a) (b)	2,603	2,515
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.69%, 06/17/50 (a)	15,039	676
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	405	395
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	4,937
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,595
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	2,812	2,571
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	1,909	1,798
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	11,067	10,918
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (b)	4,894	4,828
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.50%, (3 Month USD LIBOR + 1.25%), 10/20/31 (a)	1,184	1,167
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,086
Volt CV, LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (b)	825	732
Volt XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	5,633	5,293
Volt XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	2,118	2,007
Volt XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (b)	4,755	4,454
Volt XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	1,562	1,458
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 5.53%, (1 Month USD LIBOR + 0.38%), 04/25/36 (a) (b)	14,073	4,850
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.51%, (1 Month USD LIBOR + 0.36%), 10/25/36 (a) (b)	55	19
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,027	780
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,833	1,393
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.02%, 09/25/36 (a) (b)	17,611	5,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	950	915
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	913	893
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.41%, (3 Month USD LIBOR + 1.15%), 01/17/31 (a)	3,250	3,205
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.89%, 01/16/26 (a)	1,577	1,406
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (a)	1,937	1,501
Series 2016-C-LC24, REMIC, 4.58%, 09/17/26 (a)	2,000	1,705
Interest Only, Series 2016-XA-C33, REMIC, 1.73%, 03/17/59 (a)	10,446	338
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,147	979
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,083	887
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	398	331
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.75%, 11/18/25 (a)	1,850	1,604
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,163
Interest Only, Series 2015-XA-LC20, REMIC, 1.42%, 04/15/50 (a)	19,063	259
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	2,031	1,675
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	17,396	305
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.24%, 09/16/50 (a)	67,273	2,111
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.55%, 01/16/60 (a)	15,548	623
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.95%, 12/17/52 (a)	37,022	1,448
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.43%, 02/18/53 (a)	58,241	3,464
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.52%, 06/17/53 (a)	58,078	3,533
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.93%, 07/17/53 (a)	31,342	2,939
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	669	600
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.11%, 03/15/47 (a)	12,253	34
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.93%, 11/18/47 (a)	22,799	174
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,425	1,172
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.31%, (3 Month USD LIBOR + 1.05%), 07/18/31 (a)	2,490	2,457
Total Non-U.S. Government Agency Asset-Backed Securities (cost $943,961)		788,583
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	20,342	20,342
Total Short Term Investments (cost $20,342)		20,342
Total Investments 99.6% (cost $2,326,956)		2,047,544
Other Assets and Liabilities, Net 0.4%		8,881
Total Net Assets 100.0%		2,056,425
(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $31,243 and 1.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,238,619	—	1,238,619
Non-U.S. Government Agency Asset-Backed Securities	—	788,583	—	788,583
Short Term Investments	20,342	—	—	20,342
	20,342	2,027,202	—	2,047,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 56.7%
Mortgage-Backed Securities 22.2%
Fannie Mae Pool
3.50%, 09/01/35	1,100	1,051
Federal Home Loan Mortgage Corporation
2.50%, 01/01/28 - 04/01/52	10,765	9,284
3.00%, 12/01/30 - 10/01/51	14,144	12,739
1.50%, 07/01/35 - 04/01/51	14,657	11,847
2.00%, 07/01/35 - 04/01/52	20,707	17,728
4.00%, 05/01/38 - 05/01/48	3,616	3,459
3.50%, 08/01/47 - 03/01/52	2,516	2,328
2.50%, 11/01/50 (a)	2,587	2,220
3.50%, 03/01/52 (a)	1,565	1,436
5.00%, 05/01/52 - 06/01/52 (b)	584	576
4.50%, 07/01/52	347	334
5.00%, 10/01/52 - 12/01/52	2,959	2,928
5.50%, 10/01/52 - 04/01/53	2,492	2,483
6.50%, 01/01/53	286	293
6.00%, 06/01/53	1,088	1,110
6.00%, 07/01/53 (b)	708	724
Federal National Mortgage Association, Inc.
TBA, 5.00%, 08/15/27 - 07/15/53 (b)	18,800	18,576
TBA, 2.50%, 10/01/27 - 07/15/53 (b)	10,678	9,060
2.50%, 01/01/28 - 01/01/52	32,382	27,947
2.00%, 02/01/28 - 03/01/52	27,105	22,785
3.00%, 02/01/31 - 02/01/52	17,360	15,542
1.50%, 01/01/36 - 02/01/51	3,032	2,495
3.50%, 05/01/36 - 03/01/52	5,765	5,421
4.00%, 06/01/38 - 09/01/52	8,990	8,559
TBA, 1.50%, 07/15/38 - 07/15/53 (b)	3,900	3,044
4.50%, 03/01/39 - 02/01/53	6,973	6,773
2.00%, 04/01/51 (a)	3,790	3,103
3.50%, 11/01/51 (a)	3,496	3,195
5.00%, 09/01/52 - 12/01/52	3,417	3,374
5.50%, 10/01/52 - 06/01/53	7,569	7,558
6.00%, 11/01/52 - 06/01/53	2,540	2,580
4.50%, 12/01/52 - 07/15/53 (b)	6,373	6,124
TBA, 2.00%, 07/15/53 - 08/15/53 (b)	31,075	25,327
TBA, 3.00%, 07/15/53 (b)	2,300	2,024
TBA, 3.50%, 07/15/53 (b)	8,650	7,879
TBA, 4.00%, 07/15/53 (b)	5,100	4,785
TBA, 5.50%, 07/15/53 (b)	14,825	14,754
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,770	1,711
4.00%, 11/20/44 (a)	523	506
3.50%, 09/20/45 - 02/20/46	3,311	3,112
5.00%, 04/20/48	420	423
3.00%, 12/20/49 - 05/20/52	3,679	3,287
2.00%, 12/20/50 - 04/20/51	7,156	6,026
2.50%, 06/20/51 - 12/20/51	3,003	2,603
4.50%, 03/20/53 - 04/20/53	3,390	3,270
TBA, 2.00%, 07/15/53 - 08/15/53 (b)	15,100	12,683
TBA, 2.50%, 07/15/53 - 08/15/53 (b)	12,500	10,825
TBA, 3.00%, 07/15/53 (b)	6,350	5,673
TBA, 3.50%, 07/15/53 - 08/15/53 (b)	8,350	7,706
TBA, 4.00%, 07/15/53 (b)	3,300	3,120
TBA, 5.00%, 07/15/53 (b)	1,300	1,277
TBA, 5.50%, 07/15/53 (b)	2,900	2,887
		336,554
U.S. Treasury Note 20.8%
Treasury, United States Department of
4.38%, 10/31/24	900	889
4.00%, 02/15/26 - 02/28/30	32,825	32,725
4.63%, 03/15/26	700	701
3.63%, 03/31/28 - 03/31/30	29,594	28,911
1.25%, 09/30/28	15,940	13,801
2.38%, 03/31/29	23,000	21,002
3.13%, 08/31/29	9,040	8,588
3.88%, 12/31/29	45,000	44,620
3.50%, 01/31/30 - 02/15/33	153,500	149,529
3.75%, 05/31/30	63	62
2.75%, 08/15/32	12,578	11,532
4.13%, 11/15/32	2,600	2,657
		315,017
U.S. Treasury Bond 9.8%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	27,463
1.75%, 08/15/41	7,868	5,527
2.00%, 11/15/41 - 08/15/51	51,507	35,483
3.25%, 05/15/42	6,600	5,888
3.63%, 02/15/44 - 05/15/53	16,945	16,218
3.13%, 08/15/44	6,470	5,598
3.00%, 11/15/44	1,900	1,608
2.88%, 11/15/46 - 05/15/52	13,164	10,900
1.88%, 11/15/51	19,398	12,803
2.25%, 02/15/52	36,390	26,297
		147,785
Sovereign 1.6%
Abu Dhabi, Government of
3.13%, 09/30/49 (d)	480	352
3.88%, 04/16/50 (d)	710	597
3.00%, 09/15/51 (d)	105	75
Angola, Government of
9.50%, 11/12/25 (d)	190	185
8.25%, 05/09/28 (d)	125	111
8.75%, 04/14/32 (d)	100	84
9.38%, 05/08/48 (d)	20	16
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (d)	200	200
Bermuda, Government of
3.72%, 01/25/27 (d)	215	205
3.38%, 08/20/50 (d)	60	41
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (d) (e) (f)	620	150
0.00%, 09/01/25 - 03/15/35 (d) (e) (f)	550	134
0.00%, 08/01/41 (d) (e) (f) (g)	75	29
Cameroon, Government of
9.50%, 11/19/25 (d)	95	91
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	405	411
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	115
3.00%, 01/15/34	90	74
3.30%, 03/11/41	85	65
Costa Rica Reps
7.00%, 04/04/44 (d)	15	15
Dubai, Government of
5.25%, 01/30/43 (h)	200	188
Gabon, Government of
7.00%, 11/24/31 (d)	80	64
Ghana, Government of
0.00%, 04/07/29 - 06/16/49 (d) (e) (f)	235	99
10.75%, 10/14/30 (d)	80	53
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (d) (i)	140	53
Gobierno de la Republica de Costa Rica
6.13%, 02/19/31 (d)	50	49
6.55%, 04/03/34 (d)	70	70
5.63%, 04/30/43 (d)	85	73
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (d)	10	9
5.38%, 04/24/32 (d)	240	228
6.60%, 06/13/36 (d)	200	201
6.13%, 06/01/50 (d)	45	41
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (d) (i)	280	134
2.50%, 07/31/35 (d) (i)	150	51
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (d)	200	192
2.74%, 01/29/33 (d)	200	160
5.40%, 03/30/50 (d)	30	26
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	119
4.50%, 04/22/29	70	68
3.25%, 04/16/30 (j)	135	120
2.66%, 05/24/31	100	83
3.50%, 02/12/34	125	104
6.35%, 02/09/35	200	210
6.05%, 01/11/40	145	146
3.77%, 05/24/61	180	122
5.75%, 10/12/10	210	187
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (d)	70	56
Government of Saudi Arabia
3.63%, 03/04/28 (d)	65	61
3.25%, 10/22/30 (d)	385	349
2.25%, 02/02/33 (d)	200	161
4.50%, 10/26/46 (d)	125	110
4.63%, 10/04/47 (d)	110	98
3.75%, 01/21/55 (d)	100	76
4.50%, 04/22/60 (d)	300	260
3.45%, 02/02/61 (d)	250	176
Government of the Republic of Panama
2.25%, 09/29/32	220	167
6.40%, 02/14/35	100	104
4.50%, 05/15/47	100	79
6.85%, 03/28/54	200	207
3.87%, 07/23/60	225	147
Government of the Republic of Serbia
2.13%, 12/01/30 (d)	220	169
Government of the Republic of Zambia
0.00%, 07/30/27 (d) (e) (f)	80	46
Government of the Sultanate of Oman
4.75%, 06/15/26 (d)	50	49
5.38%, 03/08/27 (d)	225	221
5.63%, 01/17/28 (d)	370	365
6.00%, 08/01/29 (d)	50	50
6.25%, 01/25/31 (d)	200	203
6.50%, 03/08/47 (d)	25	23
6.75%, 01/17/48 (d)	115	110
Jamaica, The Government of
7.88%, 07/28/45	35	40
Kenya, Government of
6.88%, 06/24/24 (d)	45	43
7.00%, 05/22/27 (d)	80	72
7.25%, 02/28/28 (d)	25	22
8.00%, 05/22/32 (d)	30	25
6.30%, 01/23/34 (d)	40	30
Kingdom of Bahrain
5.63%, 05/18/34 (d)	45	39
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (d)	200	155
3.13%, 09/21/51 (d)	75	47
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (d)	200	198
Ministerio De Gobierno
6.88%, 12/10/25 (d) (i)	172	130
6.99%, 06/01/27 (d) (i)	102	70
Ministerul Finantelor Publice
3.00%, 02/27/27 (d)	98	89
3.00%, 02/14/31 (d)	245	203
3.63%, 03/27/32 (d)	98	83
4.00%, 02/14/51 (d)	85	61
Ministry of Defence State of Israel
3.38%, 01/15/50	135	101
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	130	127
3.75%, 04/16/30 (d)	275	264
4.63%, 06/02/46 (d)	165	157
4.82%, 03/14/49 (d)	275	265
4.40%, 04/16/50 (d)	1,205	1,097
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (e) (f) (h)	315	20
Morocco, Kingdom of
6.50%, 09/08/33 (d)	200	206
Nigeria, Federal Government of
6.38%, 07/12/23 (d)	35	35
7.63%, 11/21/25 (d)	145	138
6.50%, 11/28/27 (d)	10	9
6.13%, 09/28/28 (d)	250	208
7.14%, 02/23/30 (d)	90	75
7.70%, 02/23/38 (d)	60	45
Pakistan, Government of
6.00%, 04/08/26 (d)	145	70
6.88%, 12/05/27 (d)	45	21
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (d)	150	145
6.13%, 06/15/33 (d)	200	175
Presidencia Da Republica Federativa Do Brasil
3.88%, 06/12/30	170	151
8.25%, 01/20/34	225	258
7.13%, 01/20/37	115	122
Presidencia De La Nacion
1.00%, 07/09/29	153	50
0.50%, 07/09/30 (i)	1,374	457
1.50%, 07/09/35 (i)	777	231
3.88%, 01/09/38 (i)	484	170
3.50%, 07/09/41 (i)	245	78
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	69
2.45%, 01/31/31	285	245
4.00%, 01/31/52	200	163
5.33%, 01/05/54	200	200
3.10%, 01/22/61	160	104
Presidencia de la Republica de Colombia
3.00%, 01/30/30	350	272
3.13%, 04/15/31	115	87
8.00%, 04/20/33	45	46
7.50%, 02/02/34	50	49
7.38%, 09/18/37	30	29
6.13%, 01/18/41	10	8
5.00%, 06/15/45	190	131
5.20%, 05/15/49	150	104
4.13%, 05/15/51	50	30
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (d)	15	10
7.65%, 06/15/35 (h)	20	12
7.63%, 02/01/41 (d)	20	12
7.12%, 01/20/50 (d)	40	22
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (d)	145	146
5.95%, 01/25/27 (d)	240	234
6.00%, 07/19/28 (d)	75	73
7.05%, 02/03/31 (d)	150	149
5.30%, 01/21/41 (d)	95	75
6.85%, 01/27/45 (d)	80	72
6.40%, 06/05/49 (d)	190	160
5.88%, 01/30/60 (d)	80	61
Senegal, Government of
6.25%, 05/23/33 (d)	75	63
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	100
5.88%, 04/20/32	60	53
5.00%, 10/12/46	85	57
5.65%, 09/27/47	40	28
5.75%, 09/30/49	140	99
The Arab Republic of Egypt
7.50%, 01/31/27 (d)	235	170
7.90%, 02/21/48 (d)	15	8
8.70%, 03/01/49 (d)	310	167
7.50%, 02/16/61 (d)	185	93
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (d) (e) (f)	90	41
0.00%, 03/14/29 - 03/28/30 (d) (e) (f)	185	82
The Government of Barbados
6.50%, 10/01/29 (d)	125	117
The Government of the Republic of Armenia
3.60%, 02/02/31 (d)	125	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (d)	200	193
7.38%, 10/10/47 (d)	30	26
The Ministry of Finance of Georgia
2.75%, 04/22/26 (d)	200	179
The Philippines, Government of
3.56%, 09/29/32	200	182
2.95%, 05/05/45	35	25
2.65%, 12/10/45	70	47
5.95%, 10/13/47	200	217
5.50%, 01/17/48	200	206
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	101
8.50%, 10/12/35 (d)	165	214
6.63%, 02/17/37 (d)	30	34
7.75%, 01/17/38 (d)	160	200
5.25%, 01/17/42 (d)	45	45
6.75%, 01/15/44 (d)	70	82
5.13%, 01/15/45 (d)	85	85
5.95%, 01/08/46 (d)	220	239
4.35%, 01/11/48	90	80
3.50%, 02/14/50 (j)	60	46
4.20%, 10/15/50	1,515	1,300
The Republic of Rwanda, Government of
5.50%, 08/09/31 (d)	130	98
The Republic of Uzbekistan
3.70%, 11/25/30 (d)	200	161
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26	135	123
4.25%, 04/14/26	225	201
4.88%, 10/09/26 - 04/16/43	380	295
6.00%, 03/25/27 - 01/14/41	120	94
9.88%, 01/15/28	145	148
5.13%, 02/17/28	110	95
6.13%, 10/24/28	75	67
9.38%, 03/14/29 - 01/19/33	455	456
9.13%, 07/13/30	90	89
6.63%, 02/17/45	30	23
5.75%, 05/11/47	75	51
Urzad Rady Ministrow
5.75%, 11/16/32	90	94
5.50%, 04/04/53	45	45
		24,498
Collateralized Mortgage Obligations 1.4%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	501	457
Series VA-5083, REMIC, 1.00%, 08/15/38	488	448
Series CD-5266, REMIC, 4.50%, 10/25/44	551	536
Series BA-5000, REMIC, 2.00%, 04/25/45	517	453
Series AG-5176, REMIC, 2.00%, 01/25/47	772	665
Series KA-5180, REMIC, 2.50%, 10/25/47	206	182
Series LB-5202, REMIC, 2.50%, 10/25/47	204	177
Series GC-5159, REMIC, 2.00%, 11/25/47	165	142
Series BA-5190, REMIC, 2.50%, 11/25/47	251	218
Series BA-5198, REMIC, 2.50%, 11/25/47	392	345
Series DA-5197, REMIC, 2.50%, 11/25/47	191	166
Series P-5236, REMIC, 5.00%, 04/25/48	189	186
Series A-5182, REMIC, 2.50%, 10/25/48	1,326	1,151
Series TP-5178, REMIC, 2.50%, 04/25/49	353	307
Series BA-5169, REMIC, 2.50%, 05/25/49	702	611
Series CA-5191, REMIC, 2.50%, 04/25/50	243	211
Series CB-5175, REMIC, 2.50%, 04/25/50	1,021	886
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	579	521
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	3,178	2,934
Series 2020-JA-49, REMIC, 2.00%, 08/25/44	162	144
Series 2020-BA-80, REMIC, 1.50%, 03/25/45	430	362
Series 2020-BA-101, REMIC, 1.50%, 09/25/45	288	242
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	2,284	2,170
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,886	1,604
Series 2022-E-7, REMIC, 2.50%, 11/25/47	808	712
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	192	159
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	204	169
Series 2022-D-3, REMIC, 2.00%, 02/25/48	811	699
Series 2022-A-7, REMIC, 3.00%, 05/25/48	493	442
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	347	311
Series 2021-H-59, REMIC, 2.00%, 06/25/48	178	147
Series 2022-E-30, REMIC, 4.50%, 07/25/48	389	373
Series 2021-L-85, REMIC, 2.50%, 08/25/48	171	150
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	544	473
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	127	119
Series 2022-B-4, REMIC, 2.50%, 05/25/49	207	181
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	804	699
Series 2021-A-68, REMIC, 2.00%, 07/25/49	314	254
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	286	251
Series 2022-A-28, REMIC, 2.50%, 02/25/52	723	655
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	263	237
Series 2019-F-11, REMIC, 5.56%, (1 Month USD LIBOR + 0.40%), 01/20/49 (g)	182	179
Series 2019-NF-23, REMIC, 5.60%, (1 Month USD LIBOR + 0.45%), 02/20/49 (g)	98	96
Series 2019-FB-153, REMIC, 5.60%, (1 Month USD LIBOR + 0.45%), 12/20/49 (g)	454	443
		21,867
Commercial Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
Series A2-K727, REMIC, 2.95%, 07/25/24	933	909
Series A2-K043, REMIC, 3.06%, 12/25/24	2,465	2,379
Series A2-K045, REMIC, 3.02%, 01/25/25	541	520
Series A2-K049, REMIC, 3.01%, 07/25/25	101	97
Series A2-K051, REMIC, 3.31%, 09/25/25	160	154
Series A2-K063, REMIC, 3.43%, 01/25/27 (g)	1,600	1,528
Series A2-K748, REMIC, 2.26%, 01/25/29 (g)	873	773
Series A2-K750, REMIC, 3.00%, 09/25/29	900	825
Series A2-K751, REMIC, 4.41%, 03/25/30	200	198
Series A2-K126, REMIC, 2.07%, 01/25/31	300	253
Series A2-K143, REMIC, 2.35%, 03/25/32	500	423
Series K-A2-150, REMIC, 3.71%, 09/25/32 (g)	200	188
		8,247
Municipal 0.3%
Illinois, State of
5.10%, 06/01/33	2,535	2,491
6.63%, 02/01/35	286	299
7.35%, 07/01/35	566	610
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,100
		4,500
Total Government And Agency Obligations (cost $932,752)		858,468
CORPORATE BONDS AND NOTES 29.4%
Financials 10.9%
Access Bank PLC
6.13%, 09/21/26 (d)	190	160
Acrisure, LLC
4.25%, 02/15/29 (d)	290	250
6.00%, 08/01/29 (d)	140	121
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	888	853
6.50%, 07/15/25	540	543
2.45%, 10/29/26	561	502
3.00%, 10/29/28	588	510
3.30%, 01/30/32	629	514
AIA Group Limited
3.20%, 09/16/40 (d)	538	413
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (d)	25	23
6.75%, 10/15/27 (d)	680	639
6.75%, 04/15/28 (d)	140	138
5.88%, 11/01/29 (d)	115	102
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	453	320
1.45%, 10/02/23	349	344
5.13%, 09/30/24	304	298
5.75%, 11/20/25	670	645
7.10%, 11/15/27 (j)	1,430	1,443
8.00%, 11/01/31	1,114	1,156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
4.88%, 06/30/29 (d)	55	50
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,786
AssuredPartners, Inc.
5.63%, 01/15/29 (d)	75	65
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	850	824
4.38%, 05/01/26 (d)	2,900	2,711
Banco do Brasil S.A
6.25%, (100, 04/15/24) (d) (k)	120	107
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (d) (k)	75	72
7.63%, (100, 01/10/28) (d) (k)	170	154
Bank of America Corporation
6.25%, (100, 09/05/24) (k)	140	138
4.20%, 08/26/24	100	98
4.18%, 11/25/27	3,725	3,538
4.38%, 04/27/28	3,800	3,653
2.30%, 07/21/32	1,360	1,087
2.97%, 02/04/33	3,100	2,581
5.02%, 07/22/33	5,250	5,125
Barclays PLC
2.85%, 05/07/26 (l)	1,270	1,188
5.83%, 05/09/27	1,980	1,954
5.09%, 06/20/30 (l)	2,500	2,261
6.22%, 05/09/34	1,083	1,079
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	40	39
5.13%, 01/18/33 (d)	50	44
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,741
7.05%, 09/29/25	1,229	1,226
Block, Inc.
3.50%, 06/01/31	355	294
BNP Paribas
2.22%, 06/09/26 (d) (l)	1,123	1,040
BroadStreet Partners, Inc.
5.88%, 04/15/29 (d)	50	43
Capital One Financial Corporation
2.64%, 03/03/26	644	602
4.99%, 07/24/26	1,017	986
4.93%, 05/10/28	2,117	2,008
3.27%, 03/01/30	2,123	1,809
5.25%, 07/26/30	1,600	1,513
Citigroup Inc.
4.60%, 03/09/26	309	300
4.30%, 11/20/26	200	191
3.07%, 02/24/28	4,000	3,682
2.67%, 01/29/31	2,300	1,949
4.41%, 03/31/31	1,522	1,432
4.91%, 05/24/33	491	475
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (d)	85	60
Coinbase Global, Inc.
3.63%, 10/01/31 (d)	285	168
Commonwealth Bank of Australia
3.61%, 09/12/34 (d) (l)	384	322
Corebridge Financial, Inc.
3.50%, 04/04/25	294	280
3.65%, 04/05/27	420	390
3.85%, 04/05/29	412	372
3.90%, 04/05/32	4,490	3,910
4.35%, 04/05/42	111	89
4.40%, 04/05/52	330	254
Credit Suisse Group AG
6.50%, 08/08/23 (d)	400	398
2.59%, 09/11/25 (d) (l)	1,546	1,465
4.28%, 01/09/28 (d) (l)	2,059	1,900
3.87%, 01/12/29 (d) (l)	303	272
4.19%, 04/01/31 (d) (l)	1,376	1,220
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,713
3.73%, 01/14/32 (l)	2,500	1,886
Discover Bank
4.68%, 08/09/28	2,000	1,810
Discover Financial Services
6.70%, 11/29/32	257	265
EG Global Finance PLC
6.75%, 02/07/25 (d)	441	427
Five Corners Funding Trust II
2.85%, 05/15/30 (d)	1,710	1,454
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,896
4.69%, 06/09/25	160	154
5.13%, 06/16/25	120	117
2.70%, 08/10/26	200	179
4.27%, 01/09/27	80	74
4.95%, 05/28/27	1,700	1,604
4.13%, 08/17/27	165	150
7.35%, 11/04/27	280	287
5.11%, 05/03/29	355	330
GGAM Finance Ltd.
7.75%, 05/15/26 (d)	240	241
Hightower Holdings LLC
6.75%, 04/15/29 (d)	290	251
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	201
HUB International Limited
7.00%, 05/01/26 (d)	85	85
5.63%, 12/01/29 (d)	80	72
7.25%, 06/15/30 (d)	140	145
Icahn Enterprises L.P.
4.75%, 09/15/24	185	177
6.25%, 05/15/26	660	601
5.25%, 05/15/27	390	336
Intesa Sanpaolo SPA
5.71%, 01/15/26 (d)	3,028	2,880
4.20%, 06/01/32 (d)	200	149
Jane Street Group, LLC
4.50%, 11/15/29 (d)	50	43
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (k)	130	121
3.96%, 01/29/27	2,050	1,973
4.32%, 04/26/28	3,800	3,668
3.51%, 01/23/29	1,850	1,712
4.49%, 03/24/31	4,900	4,707
2.96%, 05/13/31	677	579
4.59%, 04/26/33	3,532	3,368
4.91%, 07/25/33	1,287	1,258
5.72%, 09/14/33	1,700	1,725
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (d)	200	198
MDGH - GMTN B.V.
2.88%, 11/07/29 (d)	200	180
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (d)	200	193
5.08%, 05/22/53 (d)	200	200
Morgan Stanley
4.00%, 07/23/25	150	146
3.63%, 01/20/27	150	142
4.21%, 04/20/28	5,800	5,573
4.43%, 01/23/30	1,000	952
3.62%, 04/01/31	4,344	3,912
4.89%, 07/20/33	1,207	1,161
MSCI Inc.
3.25%, 08/15/33 (d)	75	61
NatWest Group PLC
3.07%, 05/22/28 (l)	712	641
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (d) (k)	200	173
4.50%, (100, 08/27/25) (d) (k)	100	92
OneMain Finance Corporation
6.88%, 03/15/25	540	534
7.13%, 03/15/26	300	295
3.50%, 01/15/27	180	155
9.00%, 01/15/29	10	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	923
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	889
PTT Treasury Center Company Limited
3.70%, 07/16/70 (d)	50	33
Regions Bank
6.45%, 06/26/37	500	493
Ryan Specialty Group, LLC
4.38%, 02/01/30 (d)	135	119
Shriram Finance Limited
4.15%, 07/18/25 (d)	200	189
Societe Generale
1.49%, 12/14/26 (d)	1,483	1,300
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	190
Synchrony Financial
5.15%, 03/19/29	2,759	2,499
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (d) (e) (f) (h) (k)	200	83
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	579
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	200	146
5.38%, (100, 06/01/25) (k)	95	91
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,661
4.22%, 05/01/29	5,000	4,725
3.80%, 03/15/30	2,570	2,376
2.38%, 07/21/32	1,355	1,084
3.10%, 02/24/33	2,900	2,450
Tiaa Asset Management, LLC
4.00%, 11/01/28 (d)	425	402
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	321	319
UBS Group AG
4.55%, 04/17/26 (l)	699	670
1.49%, 08/10/27 (d) (l)	836	715
Unum Group
4.00%, 06/15/29	1,500	1,381
5.75%, 08/15/42	1,500	1,371
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	480	477
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (d)	160	129
Wells Fargo & Company
3.53%, 03/24/28	5,123	4,790
4.48%, 04/04/31	4,110	3,910
5.01%, 04/04/51	3,036	2,819
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	486
		165,474
Energy 4.4%
Apache Corporation
5.10%, 09/01/40	85	69
7.38%, 08/15/47	30	29
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (d)	200	169
Buckeye Partners, L.P.
4.13%, 12/01/27	165	150
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (d)	70	69
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,128
6.75%, 11/15/39	124	130
5.40%, 06/15/47	149	135
3.75%, 02/15/52	140	99
CGG
8.75%, 04/01/27 (d)	130	109
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	100	88
3.25%, 01/31/32	385	318
Citgo Petroleum Corporation
7.00%, 06/15/25 (d)	35	34
6.38%, 06/15/26 (d)	295	285
CNX Midstream Partners LP
4.75%, 04/15/30 (d)	40	34
CNX Resources Corporation
6.00%, 01/15/29 (d)	45	42
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (d)	50	47
Comstock Resources, Inc.
6.75%, 03/01/29 (d)	115	105
5.88%, 01/15/30 (d)	60	52
Continental Resources, Inc.
5.75%, 01/15/31 (d)	280	267
Crestwood Midstream Partners LP
5.63%, 05/01/27 (d)	848	803
6.00%, 02/01/29 (d)	100	93
7.38%, 02/01/31 (d)	105	104
CrownRock, L.P.
5.00%, 05/01/29 (d)	35	33
CVR Energy, Inc.
5.25%, 02/15/25 (d)	200	193
5.75%, 02/15/28 (d)	285	253
DCP Midstream Operating, LP
5.38%, 07/15/25	400	396
5.63%, 07/15/27	230	230
Delek Group Ltd.
7.49%, 12/30/23	215	213
Delek Logistics Partners, LP
7.13%, 06/01/28 (d)	170	158
Devon Energy Corporation
5.25%, 10/15/27	62	61
DT Midstream, Inc.
4.13%, 06/15/29 (d)	100	88
Ecopetrol S.A.
4.63%, 11/02/31	75	58
8.88%, 01/13/33	130	129
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (d)	275	235
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (d)	160	157
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	130	121
Energean PLC
6.50%, 04/30/27 (d)	200	182
Energy Transfer LP
9.35%, (3 Month USD LIBOR + 4.03%), (100, 07/27/23) (g) (j) (k)	555	498
5.50%, 06/01/27	1,400	1,394
5.25%, 04/15/29	3,925	3,831
3.75%, 05/15/30	327	296
5.30%, 04/15/47	700	610
6.00%, 06/15/48	490	466
5.00%, 05/15/50	930	786
Enfragen Energia Sur SA.
5.38%, 12/30/30 (d)	230	150
Enlink Midstream, LLC
5.63%, 01/15/28 (d)	195	189
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (d)	200	184
EQM Midstream Partners, LP
7.50%, 06/01/27 (d)	195	197
6.50%, 07/01/27 (d)	115	113
EQT Corporation
3.90%, 10/01/27	165	153
5.00%, 01/15/29	65	61
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (d)	71	60
2.63%, 03/31/36 (d)	300	242
Genesis Energy, L.P.
8.00%, 01/15/27	145	141
Geopark Limited
5.50%, 01/17/27 (d)	110	91
Global Partners LP
6.88%, 01/15/29	425	395
Golar LNG Limited
7.00%, 10/20/25	130	126

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (d)	200	204
6.51%, 02/23/42 (d)	200	207
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	177	154
Halliburton Company
3.80%, 11/15/25	5	5
Hess Corporation
4.30%, 04/01/27	820	787
7.13%, 03/15/33	2,751	2,998
5.60%, 02/15/41	1,013	969
5.80%, 04/01/47 (j)	601	584
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	345	339
4.25%, 02/15/30 (d)	60	52
5.50%, 10/15/30 (d)	45	42
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (d)	200	182
Holly Energy Partners, L.P.
6.38%, 04/15/27 (d)	85	84
5.00%, 02/01/28 (d)	230	215
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (d)	95	96
Investment Energy Resources Limited
6.25%, 04/26/29 (d)	200	186
ITT Holdings LLC
6.50%, 08/01/29 (d)	110	92
Kinetik Holdings LP
5.88%, 06/15/30 (d)	95	90
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	345	304
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (d)	90	80
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	120	117
6.50%, 06/30/27 (h)	25	24
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (d)	232	157
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (d)	25	25
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (d)	230	228
MEG Energy Corp.
7.13%, 02/01/27 (d)	497	505
Mesquite Energy, Inc.
0.00%, 02/15/23 (d) (e) (f)	269	3
15.00%, 07/15/23 (h) (l) (m) (n)	52	329
15.00%, 07/15/23 (h) (l) (m) (n)	30	190
MPLX LP
4.80%, 02/15/29	500	482
4.95%, 09/01/32	993	948
4.50%, 04/15/38	675	582
4.70%, 04/15/48	325	267
Murphy Oil Corporation
5.88%, 12/01/27	220	214
National Company KazMunayGaz JSC
5.38%, 04/24/30 (d)	60	56
3.50%, 04/14/33 (d)	90	70
5.75%, 04/19/47 (d)	35	29
New Fortress Energy Inc.
6.75%, 09/15/25 (d)	345	324
6.50%, 09/30/26 (d)	1,235	1,106
NGL Energy Operating LLC
7.50%, 02/01/26 (d)	220	217
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (d)	145	142
Nostrum Oil & Gas Finance B.V.
1.00%, 06/30/26 (d) (n)	177	66
5.00%, 06/30/26 (d)	127	91
Occidental Petroleum Corporation
5.55%, 03/15/26	595	588
3.50%, 08/15/29	175	150
8.88%, 07/15/30	125	144
7.50%, 05/01/31	3,400	3,712
7.88%, 09/15/31	35	39
6.45%, 09/15/36	1,450	1,493
4.30%, 08/15/39	60	46
6.20%, 03/15/40	60	59
6.60%, 03/15/46 (j)	1,375	1,419
4.40%, 04/15/46 - 08/15/49	305	231
4.10%, 02/15/47	240	172
4.20%, 03/15/48	115	86
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	99	86
Parkland Corporation
4.50%, 10/01/29 (d)	60	52
4.63%, 05/01/30 (d)	260	226
PBF Holding Company LLC
6.00%, 02/15/28	170	159
PDC Energy, Inc.
5.75%, 05/15/26	50	50
PDV America, Inc.
9.25%, 08/01/24 (d)	90	90
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	286
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (e) (f) (h) (o)	10,380	254
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	128
6.49%, 01/23/27	395	350
6.50%, 03/13/27 - 06/02/41	260	220
6.84%, 01/23/30	435	346
5.95%, 01/28/31	2,445	1,786
6.70%, 02/16/32	130	99
6.38%, 01/23/45	60	37
6.75%, 09/21/47	8,670	5,434
6.35%, 02/12/48	4,400	2,651
7.69%, 01/23/50	741	502
6.95%, 01/28/60	115	72
PETRONAS Capital Limited
3.50%, 04/21/30 (d)	50	46
3.40%, 04/28/61 (d)	105	76
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (d)	75	71
Phillips 66
3.85%, 04/09/25	87	85
Plains All American Pipeline, L.P.
3.55%, 12/15/29	188	165
PT Adaro Indonesia
4.25%, 10/31/24 (d)	165	159
PT Pertamina (Persero)
4.18%, 01/21/50 (d)	50	40
Qatarenergy
1.38%, 09/12/26 (d)	325	292
2.25%, 07/12/31 (d)	270	226
3.13%, 07/12/41 (d)	110	84
3.30%, 07/12/51 (d)	350	257
Range Resources Corporation
4.88%, 05/15/25	155	152
SA Global Sukuk Limited
1.60%, 06/17/26 (d)	115	104
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,190
Saudi Arabian Oil Company
3.50%, 04/16/29 (d)	315	290
2.25%, 11/24/30 (d)	380	316
4.25%, 04/16/39 (d)	285	251
4.38%, 04/16/49 (d)	35	30
3.25%, 11/24/50 (d)	130	91
3.50%, 11/24/70 (d)	65	43
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (d)	50	45
SM Energy Company
5.63%, 06/01/25	25	25
6.75%, 09/15/26	110	108
6.63%, 01/15/27	215	210
Southwestern Energy Company
4.75%, 02/01/32	95	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sunnova Energy Corporation
5.88%, 09/01/26 (d)	195	179
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	178
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	91
4.50%, 05/15/29	235	209
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (d)	500	502
6.00%, 12/31/30 - 09/01/31 (d)	680	590
Targa Resources Partners LP
6.50%, 07/15/27	400	400
5.50%, 03/01/30	50	48
Teine Energy Ltd.
6.88%, 04/15/29 (d)	100	92
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (d)	140	107
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (d)	110	112
8.38%, 11/07/28 (d)	40	42
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,171
4.65%, 08/15/32	1,037	983
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (d)	110	113
Topaz Solar Farms LLC
5.75%, 09/30/39 (d)	49	48
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	141
3.95%, 05/15/50	509	397
Transocean Inc
11.50%, 01/30/27 (d)	185	192
8.00%, 02/01/27 (d)	30	27
8.75%, 02/15/30 (d)	130	132
Tullow Oil PLC
7.00%, 03/01/25 (d)	40	25
10.25%, 05/15/26 (d)	213	164
Valaris Limited
8.38%, 04/30/30 (d)	145	145
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (d)	210	178
6.25%, 01/15/30 (d)	145	144
4.13%, 08/15/31 (d)	110	95
Western Midstream Operating, LP
4.30%, 02/01/30 (i) (p)	4,580	4,116
YPF S.A.
8.75%, 04/04/24 (d)	28	27
		66,751
Real Estate 2.6%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	390
Boston Properties Limited Partnership
6.75%, 12/01/27	740	748
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,178
7.55%, 03/15/28 (p)	1,062	969
4.55%, 10/01/29	189	140
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,856
CBRE Services, Inc.
2.50%, 04/01/31	819	660
Corporate Office Properties Trust
2.25%, 03/15/26	257	227
2.75%, 04/15/31	187	142
CTR Partnership, L.P.
3.88%, 06/30/28 (d)	110	95
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (d)	245	180
Hat Holdings I LLC
3.38%, 06/15/26 (d)	120	108
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	185
3.10%, 02/15/30	193	165
Hudson Pacific Properties, L.P.
4.65%, 04/01/29 (j)	2,500	1,770
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,262
Iron Mountain Incorporated
4.88%, 09/15/27 (d)	155	146
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	106
Kilroy Realty, L.P.
4.75%, 12/15/28	925	812
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (d)	90	73
MPT Operating Partnership, L.P.
5.00%, 10/15/27	775	651
3.50%, 03/15/31	935	646
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	887
4.50%, 04/01/27	5,000	4,639
3.63%, 10/01/29	852	698
3.38%, 02/01/31	3,626	2,863
3.25%, 04/15/33	978	725
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	140
Realogy Group LLC
5.25%, 04/15/30 (d)	185	132
Realty Income Corporation
3.40%, 01/15/28	238	220
2.20%, 06/15/28	133	115
3.25%, 01/15/31	156	137
2.85%, 12/15/32	164	134
Redfin Corporation
0.50%, 04/01/27 (l)	139	96
Retail Properties of America, Inc.
4.75%, 09/15/30	58	53
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,008
SBA Communications Corporation
3.13%, 02/01/29	455	386
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	147
5.50%, 12/15/27	80	70
4.38%, 02/15/30	170	127
Store Capital Corporation
2.75%, 11/18/30	329	238
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	196
2.70%, 07/15/31	617	488
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,664
2.75%, 09/01/31	1,630	1,183
The Howard Hughes Corporation
4.13%, 02/01/29 (d)	195	162
Uniti Group Inc.
10.50%, 02/15/28 (d)	165	164
4.75%, 04/15/28 (d)	85	71
6.50%, 02/15/29 (d)	750	530
6.00%, 01/15/30 (d)	260	176
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	945
4.75%, 11/15/30	1,439	1,365
VICI Properties Inc.
5.63%, 05/01/24 (d)	200	199
3.50%, 02/15/25 (d)	5	5
4.63%, 06/15/25 (d)	55	53
4.50%, 09/01/26 (d)	365	344
4.25%, 12/01/26 (d)	120	112
4.63%, 12/01/29 (d)	150	136
VICI Properties L.P.
4.38%, 05/15/25	112	108
4.75%, 02/15/28	969	918
4.95%, 02/15/30	1,407	1,319
5.13%, 05/15/32	345	323
Vornado Realty L.P.
2.15%, 06/01/26	271	230
		39,015

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consumer Discretionary 2.1%
Affinity Gaming
6.88%, 12/15/27 (d)	90	80
Alibaba Group Holding Limited
2.13%, 02/09/31	65	53
Aramark Services, Inc.
6.38%, 05/01/25 (d)	130	130
5.00%, 02/01/28 (d)	365	344
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (d)	60	53
5.00%, 02/15/32 (d)	65	57
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (d)	55	47
At Home Group, Inc.
4.88%, 07/15/28 (d)	50	25
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	109
AutoZone, Inc.
3.63%, 04/15/25	164	159
4.00%, 04/15/30	762	708
Azul Investments LLP
5.88%, 10/26/24 (d)	170	143
7.25%, 06/15/26 (d)	200	161
Bath & Body Works, Inc.
7.50%, 06/15/29	115	117
6.63%, 10/01/30 (d)	320	309
Boyd Gaming Corporation
4.75%, 12/01/27	360	341
Caesars Entertainment, Inc.
4.63%, 10/15/29 (d)	110	96
7.00%, 02/15/30 (d)	65	65
Carnival Corporation
10.50%, 02/01/26 - 06/01/30 (d)	505	532
7.63%, 03/01/26 (d) (j)	125	122
4.00%, 08/01/28 (d)	135	120
Carrols Holdco Inc.
5.88%, 07/01/29 (d) (j)	90	74
Carvana Co.
5.88%, 10/01/28 (d)	110	64
4.88%, 09/01/29 (d)	275	160
10.25%, 05/01/30 (d)	145	116
Century Communities, Inc.
3.88%, 08/15/29 (d) (p)	110	95
Clarios Global LP
6.75%, 05/15/28 (d)	100	100
Corporacion GEO S.A.B. de C.V.
0.00%, 12/31/49 (e) (f) (m)	99	—
Crocs, Inc.
4.13%, 08/15/31 (d)	95	77
Dana Incorporated
4.50%, 02/15/32	95	79
Discovery Communications, LLC
3.63%, 05/15/30	539	474
4.65%, 05/15/50	1,453	1,113
EG Global Finance PLC
8.50%, 10/30/25 (d)	304	296
Eldorado Resorts, Inc.
8.13%, 07/01/27 (d) (j)	305	312
Entertainment Studios, Inc.
10.50%, 02/15/28 (d)	140	72
Fertitta Entertainment LLC
4.63%, 01/15/29 (d)	205	180
6.75%, 01/15/30 (d)	120	102
Foot Locker, Inc.
4.00%, 10/01/29 (d)	50	38
Ford Motor Company
6.10%, 08/19/32	100	97
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	918
GENM Capital Labuan Limited
3.88%, 04/19/31 (d)	200	161
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	301
Hasbro, Inc.
3.00%, 11/19/24 (p)	432	416
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (d)	242	202
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (d)	100	89
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (d)	55	49
JD.com, Inc.
3.38%, 01/14/30 (j)	185	165
Kontoor Brands, Inc.
4.13%, 11/15/29 (d)	30	25
LBM Acquisition, LLC
6.25%, 01/15/29 (d)	245	203
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (d)	40	34
Levi Strauss & Co.
3.50%, 03/01/31 (d) (j)	100	83
Life Time, Inc.
5.75%, 01/15/26 (d)	100	98
8.00%, 04/15/26 (d)	130	128
Light & Wonder, Inc.
6.63%, 03/01/30 (d)	60	53
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	84
4.50%, 04/15/30	549	534
3.75%, 04/01/32	3,974	3,593
4.25%, 04/01/52	1,117	911
Magic Mergeco, Inc.
5.25%, 05/01/28 (d)	100	81
7.88%, 05/01/29 (d)	180	121
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (d)	130	103
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (d)	90	78
Mattel, Inc.
5.88%, 12/15/27 (d)	50	49
6.20%, 10/01/40	160	144
5.45%, 11/01/41	15	13
MCE Finance Limited
5.75%, 07/21/28 (d)	110	96
5.38%, 12/04/29 (d)	95	78
Meituan
2.13%, 10/28/25 (d)	200	183
3.05%, 10/28/30 (d)	200	158
Metalsa, S.A. de C.V.
3.75%, 05/04/31 (d)	150	118
MGM Resorts International
4.75%, 10/15/28	310	282
NagaCorp Ltd.
7.95%, 07/06/24 (h)	200	188
NCL Corporation Ltd.
3.63%, 12/15/24 (d)	515	495
5.88%, 03/15/26 - 02/15/27 (d)	180	174
NCL Finance, Ltd.
6.13%, 03/15/28 (d)	40	36
Newell Brands Inc.
5.88%, 04/01/36 (i) (p)	195	164
Nordstrom, Inc.
5.00%, 01/15/44	100	69
Party City Holdings Inc.
0.00%, 02/15/26 (d) (e) (f)	45	6
Patrick Industries, Inc.
4.75%, 05/01/29 (d)	100	86
Prosus N.V.
3.68%, 01/21/30 (d)	45	38
3.06%, 07/13/31 (d)	125	98
4.19%, 01/19/32 (d)	200	168
Real Hero Merger
6.25%, 02/01/29 (d) (j)	30	25
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (d)	60	60
4.38%, 01/15/28 (d)	170	157
4.00%, 10/15/30 (d)	300	258

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Rivian Holdings LLC
11.31%, (6 Month USD LIBOR + 6.00%), 10/15/26 (d) (g)	685	659
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (d)	122	129
5.50%, 08/31/26 (d)	230	218
5.38%, 07/15/27 (d)	85	80
11.63%, 08/15/27 (d)	40	44
7.25%, 01/15/30 (d)	90	91
SkyMiles IP Ltd.
4.50%, 10/20/25 (d)	21	20
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	373
5.50%, 09/01/41	2,000	1,664
SRS Distribution Inc.
4.63%, 07/01/28 (d)	80	72
6.13%, 07/01/29 (d)	45	39
6.00%, 12/01/29 (d)	65	56
Station Casinos LLC
4.50%, 02/15/28 (d)	430	386
Studio City Company Limited
7.00%, 02/15/27 (d)	85	80
Tempur Sealy International, Inc.
4.00%, 04/15/29 (d)	225	195
3.88%, 10/15/31 (d)	95	78
The Gap, Inc.
3.88%, 10/01/31 (d)	95	65
Thor Industries, Inc.
4.00%, 10/15/29 (d)	120	102
TopBuild Corp.
4.13%, 02/15/32 (d)	195	167
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (e) (f) (h)	300	111
Univision Communications Inc.
6.63%, 06/01/27 (d)	515	497
4.50%, 05/01/29 (d)	120	103
Upbound Group, Inc.
6.38%, 02/15/29 (d)	30	27
Vail Resorts, Inc.
0.00%, 01/01/26 (c) (l)	58	52
Valvoline, Inc.
4.25%, 02/15/30 (d) (j)	215	211
Victoria's Secret & Co.
4.63%, 07/15/29 (d) (j)	65	47
Viking Cruises Limited
13.00%, 05/15/25 (d)	145	152
9.13%, 07/15/31 (d)	95	96
Warnermedia Holdings, Inc.
3.64%, 03/15/25	296	286
3.76%, 03/15/27	579	540
4.05%, 03/15/29	201	184
4.28%, 03/15/32	1,014	898
5.05%, 03/15/42	474	398
5.14%, 03/15/52	5,149	4,199
Windsor Holdings III, LLC
8.50%, 06/15/30 (d)	105	104
Wolverine World Wide, Inc.
4.00%, 08/15/29 (d)	175	139
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	240	236
5.25%, 05/15/27 (d) (j)	160	152
Yum! Brands, Inc.
4.63%, 01/31/32	510	463
ZF North America Capital, Inc.
6.88%, 04/14/28 (d)	150	152
		32,358
Consumer Staples 1.8%
Adecoagro S.A.
6.00%, 09/21/27 (d)	125	117
Allied Universal Holdco LLC
9.75%, 07/15/27 (d)	145	128
4.63%, 06/01/28 (d)	87	74
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,810
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	949
4.90%, 02/01/46	1,025	979
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	460
4.60%, 04/15/48 - 06/01/60	5,750	5,229
4.50%, 06/01/50	500	462
APX Group, Inc.
6.75%, 02/15/27 (d)	505	495
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (d)	58	49
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (d)	90	91
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d) (j)	625	607
C&S Group Enterprises LLC
5.00%, 12/15/28 (d)	245	191
Camposol SA
6.00%, 02/03/27 (d)	65	44
Central American Bottling Corporation
5.25%, 04/27/29 (d)	70	65
Central Garden & Pet Company
4.13%, 04/30/31 (d)	250	207
Cosan Overseas Limited
8.25% (h) (k)	190	189
Darling Ingredients Inc.
6.00%, 06/15/30 (d)	60	59
DP World Crescent Limited
3.75%, 01/30/30 (d)	175	163
DP World Salaam
6.00%, (100, 10/01/25) (h) (k)	200	198
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (d)	440	427
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (d)	200	174
Imperial Brands Finance PLC
6.13%, 07/27/27 (d)	536	538
JBS USA Food Company
2.50%, 01/15/27 (d)	1,190	1,043
5.13%, 02/01/28 (d)	515	494
5.50%, 01/15/30 (d)	1,080	1,035
3.63%, 01/15/32 (d)	210	170
3.00%, 05/15/32 (d)	5,280	4,073
5.75%, 04/01/33 (d)	1,060	998
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (d)	65	58
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (d)	55	50
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (d)	115	117
Marb Bondco PLC
3.95%, 01/29/31 (d)	75	54
Natura Cosmeticos S.A.
4.13%, 05/03/28 (d) (j)	60	52
NBM US Holdings, Inc.
6.63%, 08/06/29 (d)	120	110
Neptune BidCo US Inc.
9.29%, 04/15/29 (d)	190	174
Performance Food Group Company
5.50%, 10/15/27 (d)	180	174
Performance Food Group, Inc.
6.88%, 05/01/25 (d)	210	210
4.25%, 08/01/29 (d)	50	45
Pilgrim's Pride Corporation
4.25%, 04/15/31	475	408
Post Holdings, Inc.
5.63%, 01/15/28 (d)	70	67
5.50%, 12/15/29 (d)	246	228
4.63%, 04/15/30 (d)	95	83
Reynolds American Inc.
4.45%, 06/12/25	325	316
5.85%, 08/15/45	1,000	890
Safeway Inc.
4.63%, 01/15/27 (d)	40	38
6.50%, 02/15/28 (d)	195	195

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
3.50%, 03/15/29 (d)	140	122
4.88%, 02/15/30 (d)	330	305
Sysco Corporation
5.95%, 04/01/30 (p)	332	347
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (d)	200	179
Treehouse Foods, Inc.
4.00%, 09/01/28	145	125
Triton Water Holdings Incorporated
6.25%, 04/01/29 (d)	245	210
Turning Point Brands, Inc.
5.63%, 02/15/26 (d)	100	91
U.S. Foods Inc.
4.75%, 02/15/29 (d)	130	119
4.63%, 06/01/30 (d)	45	40
United Natural Foods, Inc.
6.75%, 10/15/28 (d)	95	79
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (d)	130	122
		27,539
Communication Services 1.8%
Acuris Finance
5.00%, 05/01/28 (d)	230	180
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (d)	225	190
Altice Financing S.A.
5.00%, 01/15/28 (d)	200	160
Altice France
6.00%, 02/15/28 (d)	520	253
Altice France Holding S.A.
5.50%, 01/15/28 (d)	125	95
5.13%, 01/15/29 (d)	270	193
AT&T Inc.
4.35%, 03/01/29	450	432
4.30%, 02/15/30	415	394
2.55%, 12/01/33	238	186
4.90%, 08/15/37	400	375
3.80%, 12/01/57	2,900	2,098
Axian Telecom
7.38%, 02/16/27 (d)	200	182
Baidu, Inc.
1.72%, 04/09/26	240	217
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (d)	660	576
Cablevision Lightpath LLC
3.88%, 09/15/27 (d)	45	38
5.63%, 09/15/28 (d)	35	26
CCO Holdings, LLC
5.00%, 02/01/28 (d)	645	588
4.75%, 03/01/30 (d)	180	154
4.50%, 08/15/30 (d)	110	92
4.50%, 05/01/32	225	179
4.50%, 06/01/33 (d)	190	149
Charter Communications Operating, LLC
4.40%, 04/01/33	487	428
5.38%, 05/01/47	1,000	822
5.25%, 04/01/53	5,987	4,837
5.50%, 04/01/63	487	392
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (d)	50	45
7.50%, 06/01/29 (d)	50	37
Colombia Telecomunicaciones S A E S P Bic
4.95%, 07/17/30 (d)	45	34
Commscope, Inc.
7.13%, 07/01/28 (d) (j)	150	107
4.75%, 09/01/29 (d)	145	115
Consolidated Communications, Inc.
5.00%, 10/01/28 (d)	55	41
CSC Holdings, LLC
5.50%, 04/15/27 (d)	200	167
5.75%, 01/15/30 (d)	150	71
4.13%, 12/01/30 (d)	190	133
4.50%, 11/15/31 (d)	150	105
CT Trust
5.13%, 02/03/32 (d)	200	161
DGL3 Limited
0.00%, 12/31/25 (d) (e) (f)	50	9
Diamond Sports Group, LLC
0.00%, 08/15/26 (d) (e) (f)	460	15
DISH DBS Corporation
5.75%, 12/01/28 (d)	195	146
Dish Network Corporation
2.38%, 03/15/24 (l)	205	183
3.38%, 08/15/26 (l)	697	347
11.75%, 11/15/27 (d)	765	748
Fox Corporation
4.71%, 01/25/29	550	535
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	9
6.00%, 01/15/30 (d)	115	85
8.75%, 05/15/30 (d)	120	117
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (d)	335	306
5.00%, 05/01/28 (d)	45	39
IHS Holding Limited
5.63%, 11/29/26 (d)	200	174
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (d)	340	309
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (d)	40	38
5.13%, 07/15/29 (d)	400	336
Level 3 Financing, Inc.
4.63%, 09/15/27 (d)	190	132
3.63%, 01/15/29 (d)	35	21
10.50%, 05/15/30 (d) (j)	215	218
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (d)	200	112
Match Group Holdings II, LLC
4.13%, 08/01/30 (d)	45	39
3.63%, 10/01/31 (d) (j)	260	214
Millicom International Cellular SA
5.13%, 01/15/28 (d)	135	119
4.50%, 04/27/31 (d)	200	154
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (d)	60	58
6.50%, 10/13/26 (d)	70	69
Network I2I Limited
3.98%, (100, 03/03/26) (d) (k)	50	45
5.65%, (100, 01/15/25) (d) (k)	120	116
Northwest Fiber, LLC
4.75%, 04/30/27 (d)	65	57
6.00%, 02/15/28 (d) (j)	35	28
10.75%, 06/01/28 (d)	280	257
Ooredoo International Finance Limited
5.00%, 10/19/25 (d)	50	50
2.63%, 04/08/31 (d)	200	173
Radiate HoldCo, LLC
4.50%, 09/15/26 (d)	240	192
6.50%, 09/15/28 (d)	255	149
Roblox Corporation
3.88%, 05/01/30 (d)	230	194
Rogers Communications Inc.
3.80%, 03/15/32 (d)	546	477
Sable International Finance Limited
5.75%, 09/07/27 (d)	145	135
Sirius XM Radio Inc.
5.00%, 08/01/27 (d)	400	370
4.13%, 07/01/30 (d)	55	45
TEGNA Inc.
4.75%, 03/15/26 (d)	200	192
Telecom Italia Capital
6.38%, 11/15/33	325	276
Telecom Italia SPA
5.30%, 05/30/24 (d)	130	126
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (d)	260	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	130	119
Tencent Holdings Limited
1.81%, 01/26/26 (d)	50	46
3.98%, 04/11/29 (d)	40	37
2.39%, 06/03/30 (d)	65	54
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (d)	121	86
T-Mobile USA, Inc.
2.63%, 04/15/26	195	181
3.75%, 04/15/27	870	824
3.88%, 04/15/30	40	37
4.38%, 04/15/40	40	35
4.50%, 04/15/50	40	34
Verizon Communications Inc.
3.00%, 03/22/27	184	172
2.55%, 03/21/31	846	708
4.86%, 08/21/46	580	531
5.01%, 04/15/49	138	130
Virgin Media Finance PLC
5.00%, 07/15/30 (d)	215	171
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (d)	220	185
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (d)	225	197
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	157	82
4.38%, 04/15/29 (d)	100	51
VTR Finance N.V.
6.38%, 07/15/28 (d)	70	26
Windstream Escrow, LLC
7.75%, 08/15/28 (d)	130	108
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (d)	95	67
6.13%, 03/01/28 (d) (j)	90	56
Ziggo B.V.
4.88%, 01/15/30 (d)	100	83
Ziggo Bond Company B.V.
5.13%, 02/28/30 (d)	545	414
		26,322
Industrials 1.6%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (d)	425	404
AECOM
5.13%, 03/15/27	295	285
AerCap Global Aviation Trust
6.50%, 06/15/45 (d)	55	53
AerCap Holdings N.V.
5.88%, 10/10/79	20	19
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (d)	200	162
5.13%, 08/11/61 (d)	200	154
Air Lease Corporation
3.38%, 07/01/25	961	910
3.75%, 06/01/26	3,475	3,287
American Airlines, Inc.
5.50%, 04/20/26 (d)	45	45
7.25%, 02/15/28 (d)	75	75
Arcosa, Inc.
4.38%, 04/15/29 (d)	60	54
ARD Finance S.A.
6.50%, 06/30/27 (d) (n)	130	106
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (d)	65	64
3.25%, 09/01/28 (d)	35	30
4.00%, 09/01/29 (d)	65	52
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (d)	625	582
Artera Services, LLC
9.03%, 12/04/25 (d)	120	105
ASGN Incorporated
4.63%, 05/15/28 (d)	465	425
Bombardier Inc.
7.13%, 06/15/26 (d)	130	129
7.88%, 04/15/27 (d)	290	289
Builders FirstSource, Inc.
4.25%, 02/01/32 (d)	90	78
BWXT Government Group, Inc.
4.13%, 06/30/28 (d)	175	161
4.13%, 04/15/29 (d)	245	222
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (d)	145	127
Clean Harbors, Inc.
6.38%, 02/01/31 (d)	40	40
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (d)	45	43
8.75%, 04/15/30 (d)	130	115
CoreCivic, Inc.
4.75%, 10/15/27	500	434
CoreLogic, Inc.
4.50%, 05/01/28 (d)	310	250
DAE Funding LLC
1.55%, 08/01/24 (d)	200	190
DP World Limited
5.63%, 09/25/48 (d)	35	33
Dycom Industries, Inc.
4.50%, 04/15/29 (d)	150	136
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	160	158
5.40%, 02/01/27	75	72
6.95%, 01/17/28 (d)	55	55
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (d)	225	223
Foundation Building Materials, Inc.
6.00%, 03/01/29 (d)	60	50
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (d)	150	122
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (d)	60	60
Graphic Packaging International, LLC
3.75%, 02/01/30 (d)	45	39
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (d) (j)	60	50
Howmet Aerospace Inc.
5.90%, 02/01/27	245	247
5.95%, 02/01/37	60	61
HTA Group Limited
7.00%, 12/18/25 (d)	235	222
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (d)	65	59
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (d)	35	30
KBR, Inc.
2.50%, 11/01/23 (l)	60	154
LABL Escrow Issuer LLC
10.50%, 07/15/27 (d)	155	149
Madison IAQ LLC
4.13%, 06/30/28 (d)	70	62
5.88%, 06/30/29 (d)	555	451
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (d)	185	184
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (d)	200	187
MIWD Holdco II LLC
5.50%, 02/01/30 (d)	25	21
Moog Inc.
4.25%, 12/15/27 (d)	95	88
Mueller Water Products, Inc.
4.00%, 06/15/29 (d)	110	98
Navios South American Logistics Inc.
10.75%, 07/01/25 (d)	270	262
OI European Group B.V.
4.75%, 02/15/30 (d)	95	86
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (d)	145	147
Park Aerospace Holdings Limited
5.50%, 02/15/24 (d)	4,000	3,962

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pike Corporation
5.50%, 09/01/28 (d)	495	445
RailWorks Holdings, LP
8.25%, 11/15/28 (d)	140	131
Rand Parent LLC
8.50%, 02/15/30 (d) (j)	200	181
Regal Rexnord Corporation
6.30%, 02/15/30 (d) (p)	130	130
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (d)	25	22
Rolls-Royce PLC
5.75%, 10/15/27 (d)	150	147
Seaspan Corporation
5.50%, 08/01/29 (d)	140	110
Sensata Technologies B.V.
4.00%, 04/15/29 (d)	155	138
Stericycle, Inc.
3.88%, 01/15/29 (d)	170	151
The Boeing Company
5.04%, 05/01/27 (p)	555	548
5.15%, 05/01/30 (p)	555	550
5.71%, 05/01/40 (p)	560	559
5.93%, 05/01/60 (p)	560	553
The GEO Group, Inc.
6.00%, 04/15/26	30	28
10.50%, 06/30/28	41	41
9.50%, 12/31/28 (d)	185	181
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (d)	475	439
TMS International Corp.
6.25%, 04/15/29 (d)	70	59
TransDigm Inc.
6.38%, 06/15/26	365	361
7.50%, 03/15/27	60	60
5.50%, 11/15/27	830	785
4.88%, 05/01/29	200	179
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	65
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (d)	1,006	966
8.50%, 08/15/27 (d)	15	14
Turkiye Sise Ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	100	97
Uber Technologies, Inc.
4.50%, 08/15/29 (d)	600	552
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (d)	100	95
Vertiv Group Corporation
4.13%, 11/15/28 (d)	230	207
Victors Merger Corporation
6.38%, 05/15/29 (d)	150	103
XPO, Inc.
6.25%, 05/01/25 (d)	124	123
6.25%, 06/01/28 (d)	50	49
		24,427
Health Care 1.3%
1375209 BC Ltd
9.00%, 01/30/28 (d)	117	117
180 Medical, Inc.
3.88%, 10/15/29 (d)	475	415
AHP Health Partners, Inc.
5.75%, 07/15/29 (d)	105	91
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,145
5.60%, 03/02/43	576	577
5.65%, 03/02/53	286	290
5.75%, 03/02/63	522	531
Avantor, Inc.
4.63%, 07/15/28 (d)	285	264
Cano Health, LLC
6.25%, 10/01/28 (d)	25	16
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (d)	50	41
3.50%, 04/01/30 (d)	85	69
Centene Corporation
4.25%, 12/15/27	540	505
2.45%, 07/15/28	1,240	1,063
4.63%, 12/15/29	840	775
3.38%, 02/15/30	495	424
2.63%, 08/01/31 (j)	520	414
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (d)	20	18
3.75%, 03/15/29 (d)	70	62
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	625	609
5.63%, 03/15/27 (d)	145	128
6.00%, 01/15/29 (d)	145	123
6.88%, 04/15/29 (d)	120	75
6.13%, 04/01/30 (d)	405	245
5.25%, 05/15/30 (d)	210	166
4.75%, 02/15/31 (d)	255	193
CVS Health Corporation
3.00%, 08/15/26	92	86
3.63%, 04/01/27	259	246
5.00%, 01/30/29	529	524
5.25%, 01/30/31	217	216
DaVita Inc.
4.63%, 06/01/30 (d)	450	386
Emergent BioSolutions Inc.
3.88%, 08/15/28 (d)	170	98
Garden SpinCo Corporation
8.63%, 07/20/30 (d)	40	43
HCA Inc.
5.88%, 02/15/26 - 02/01/29	1,198	1,202
5.63%, 09/01/28	783	785
3.50%, 09/01/30	888	778
3.63%, 03/15/32 (d)	137	119
HealthEquity, Inc.
4.50%, 10/01/29 (d)	40	35
Humana Inc.
3.70%, 03/23/29	350	321
IQVIA Inc.
6.50%, 05/15/30 (d)	350	354
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (d)	85	76
ModivCare Inc.
5.00%, 10/01/29 (d)	40	30
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (d)	215	182
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (d)	280	244
5.25%, 10/01/29 (d)	110	95
Organon & Co.
4.13%, 04/30/28 (d)	60	53
5.13%, 04/30/31 (d)	350	289
Owens & Minor, Inc.
4.50%, 03/31/29 (d)	60	50
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (d) (j)	65	60
Surgery Center Holdings, Inc.
6.75%, 07/01/25 (d)	98	98
Tenet Healthcare Corporation
4.88%, 01/01/26	100	97
6.25%, 02/01/27	270	268
4.63%, 06/15/28 (h)	70	65
6.13%, 10/01/28 (j)	285	274
4.25%, 06/01/29	200	181
4.38%, 01/15/30	105	95
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	206
The Toledo Hospital
6.02%, 11/15/48	80	56
Viatris Inc.
1.65%, 06/22/25	147	135
2.70%, 06/22/30	3,945	3,194
3.85%, 06/22/40	325	225
4.00%, 06/22/50	560	370
		19,892

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Utilities 1.1%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (d)	40	40
4.70%, 04/24/33 (d)	200	199
4.00%, 10/03/49 (d)	95	80
Clearway Energy Operating LLC
4.75%, 03/15/28 (d)	35	32
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,272
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (d)	200	180
Duke Energy Corporation
2.45%, 06/01/30	427	359
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (d)	209	167
2.78%, 01/07/32 (d)	659	515
ESKOM Holdings
6.75%, 08/06/23 (d)	115	114
7.13%, 02/11/25 (d)	195	191
6.35%, 08/10/28 (d)	150	140
8.45%, 08/10/28 (d)	25	24
Exelon Corporation
2.75%, 03/15/27	193	177
4.05%, 04/15/30	250	234
3.35%, 03/15/32	2,834	2,464
4.70%, 04/15/50	111	98
4.10%, 03/15/52	174	141
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (d)	183	156
Lamar Funding Limited
3.96%, 05/07/25 (d)	145	139
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	130	114
NiSource Inc.
2.95%, 09/01/29	1,265	1,106
NRG Energy, Inc.
3.38%, 02/15/29 (d)	40	33
3.63%, 02/15/31 (d)	85	67
Pattern Energy Group Inc.
4.50%, 08/15/28 (d)	80	73
PG&E Corporation
5.00%, 07/01/28	860	789
5.25%, 07/01/30 (j)	705	632
Puget Energy, Inc.
4.10%, 06/15/30	516	470
4.22%, 03/15/32	2,096	1,883
Termocandelaria Power Ltd.
7.88%, 01/30/29 (d)	101	92
The AES Corporation
3.95%, 07/15/30 (d)	1,148	1,033
2.45%, 01/15/31	4,200	3,391
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	171
TransAlta Corporation
6.50%, 03/15/40	100	95
Vistra Operations Company LLC
5.63%, 02/15/27 (d)	140	134
5.00%, 07/31/27 (d)	430	403
		17,208
Information Technology 1.0%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (d)	255	229
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (d)	35	31
Boxer Parent Company Inc.
7.13%, 10/02/25 (d)	80	80
Broadcom Inc.
1.95%, 02/15/28 (d)	271	235
2.45%, 02/15/31 (d)	2,938	2,392
2.60%, 02/15/33 (d)	2,342	1,831
3.50%, 02/15/41 (d)	1,862	1,395
CA Magnum Holdings
5.38%, 10/31/26 (d)	200	180
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (d)	65	57
4.88%, 07/01/29 (d) (j)	60	53
Cloud Software Group, Inc.
9.00%, 09/30/29 (d)	590	516
Coherent Corp.
5.00%, 12/15/29 (d)	420	379
Dell International L.L.C.
5.85%, 07/15/25 (p)	182	183
6.02%, 06/15/26 (p)	250	254
6.10%, 07/15/27 (p)	334	344
6.20%, 07/15/30 (p)	289	301
Elastic N.V.
4.13%, 07/15/29 (d)	50	43
Entegris Escrow Corporation
5.95%, 06/15/30 (d)	185	178
Entegris, Inc.
3.63%, 05/01/29 (d)	250	215
Fair Isaac Corporation
4.00%, 06/15/28 (d)	110	101
Gartner, Inc.
3.75%, 10/01/30 (d)	95	83
Lenovo Group Limited
3.42%, 11/02/30 (d)	200	168
MicroStrategy Incorporated
6.13%, 06/15/28 (d)	205	184
Minerva Merger Sub Inc
6.50%, 02/15/30 (d)	350	294
Nokia Oyj
6.63%, 05/15/39	150	144
On Semiconductor Corporation
3.88%, 09/01/28 (d)	110	100
Open Text Corporation
3.88%, 02/15/28 (d)	105	92
3.88%, 12/01/29 (d)	285	238
Oracle Corporation
2.30%, 03/25/28	1,508	1,330
2.88%, 03/25/31	1,920	1,637
Qorvo, Inc.
4.38%, 10/15/29	265	239
Seagate HDD Cayman
8.25%, 12/15/29 (d)	90	94
5.75%, 12/01/34	220	195
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	500	479
TTM Technologies, Inc.
4.00%, 03/01/29 (d)	115	98
Twilio Inc.
3.63%, 03/15/29	70	60
3.88%, 03/15/31	75	63
Viavi Solutions Inc.
3.75%, 10/01/29 (d) (p)	185	158
Virtusa Corporation
7.13%, 12/15/28 (d)	55	45
		14,698
Materials 0.8%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (d)	65	54
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (d)	100	90
Antofagasta PLC
2.38%, 10/14/30 (d)	200	163
Aris Mining Corporation
6.88%, 08/09/26 (d)	150	110
ATI Inc.
5.88%, 12/01/27	391	380
4.88%, 10/01/29	45	41
5.13%, 10/01/31	30	27
Ball Corporation
6.00%, 06/15/29	150	149
3.13%, 09/15/31	140	115
Big River Steel LLC
6.63%, 01/31/29 (d)	220	218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	25	17
6.99%, 02/20/32 (d) (j)	95	61
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (d)	100	98
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (d) (e) (f) (h) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (d) (k)	255	227
9.13%, (100, 03/14/28) (d) (k)	200	203
3.88%, 07/11/31 (d)	145	122
Cerdia Finanz GmbH
10.50%, 02/15/27 (d)	90	89
CF Industries, Inc.
4.95%, 06/01/43	5	4
5.38%, 03/15/44	525	480
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (d) (j)	100	90
4.88%, 03/01/31 (d) (j)	100	88
Commercial Metals Company
4.13%, 01/15/30	45	40
4.38%, 03/15/32	45	39
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (d)	55	48
Compass Minerals International, Inc.
6.75%, 12/01/27 (d)	110	106
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (d)	25	22
3.15%, 01/14/30 (d)	60	53
5.13%, 02/02/33 (d)	200	197
3.70%, 01/30/50 (d)	140	106
CSN Islands XII Corp
6.75%, 01/28/28 (d)	150	139
CSN Resources S.A.
5.88%, 04/08/32 (d)	85	68
Diamond (BC) B.V.
4.63%, 10/01/29 (d)	45	46
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (d)	320	312
Endeavour Mining PLC
5.00%, 10/14/26 (d)	200	177
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	50	48
ERO Copper Corp.
6.50%, 02/15/30 (d)	330	285
First Quantum Minerals Ltd
7.50%, 04/01/25 (d)	50	50
6.88%, 03/01/26 - 10/15/27 (d)	300	294
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (d)	5	5
Fresnillo PLC
4.25%, 10/02/50 (d)	200	150
Glatfelter Corporation
4.75%, 11/15/29 (d)	75	50
GrafTech Finance Inc.
4.63%, 12/15/28 (d)	115	94
INEOS Finance PLC
6.75%, 05/15/28 (d) (j)	200	193
Kaiser Aluminum Corporation
4.63%, 03/01/28 (d)	270	237
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (d) (n)	40	27
LSB Industries, Inc.
6.25%, 10/15/28 (d) (j)	190	171
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	95	93
Mercer International Inc.
5.13%, 02/01/29	100	78
Methanex Corporation
5.13%, 10/15/27	285	266
5.25%, 12/15/29	135	123
5.65%, 12/01/44	95	79
Mineral Resources Limited
8.00%, 11/01/27 (d)	200	201
Nexa Resources S.A.
6.50%, 01/18/28 (d)	120	115
NOVA Chemicals Corporation
4.88%, 06/01/24 (d)	250	244
Novelis Corporation
3.88%, 08/15/31 (d)	90	74
Nufarm Australia Limited
5.00%, 01/27/30 (d)	370	328
OCP S.A.
5.63%, 04/25/24 (d)	140	139
3.75%, 06/23/31 (d)	335	277
6.88%, 04/25/44 (d)	45	41
Olin Corporation
5.00%, 02/01/30	270	250
Olympus Water US Holding Corporation
4.25%, 10/01/28 (d)	200	158
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (d)	125	112
2.88%, 05/11/31 (d)	70	56
POSCO Holdings Inc.
5.88%, 01/17/33 (d)	200	210
PT Freeport Indonesia
4.76%, 04/14/27 (d)	200	194
6.20%, 04/14/52 (d)	200	182
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (d)	130	127
S.P.C.M. SA
3.13%, 03/15/27 (d)	95	85
Sasol Financing USA LLC
5.88%, 03/27/24	70	69
4.38%, 09/18/26	230	204
5.50%, 03/18/31	35	28
Scih Salt Holdings Inc.
4.88%, 05/01/28 (d)	10	9
6.63%, 05/01/29 (d)	175	147
Sealed Air Corporation
6.13%, 02/01/28 (d)	105	104
Sibur Securities Designated Activity Company
0.00%, 07/08/25 (d) (e) (f) (h)	50	33
Stillwater Mining Company
4.00%, 11/16/26 (d)	140	125
4.50%, 11/16/29 (d)	60	49
The Chemours Company
5.38%, 05/15/27	490	462
5.75%, 11/15/28 (d)	515	473
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	79
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (d)	95	70
W. R. Grace Holdings LLC
4.88%, 06/15/27 (d)	300	279
5.63%, 08/15/29 (d)	90	74
7.38%, 03/01/31 (d)	35	35
		11,455
Total Corporate Bonds And Notes (cost $496,958)		445,139
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.1%
Aaset 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (i)	629	478
Series 2019-B-2, 4.46%, 10/16/26 (i)	220	77
Aaset 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (i)	212	171
Series 2020-B-1A, 4.34%, 01/15/27 (i)	139	71
Aaset 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	717	615
Aaset 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28	1,354	1,149
Aaset 2022-1 LLC
Series 2022-A-1A, 6.00%, 05/16/29	1,728	1,669
Aimco CLO 11 Ltd
Series 2020-AR-11A, 6.39%, (3 Month USD LIBOR + 1.13%), 10/17/34 (g)	582	571
Aimco CLO 14 Ltd
Series 2021-A-14A, 6.24%, (3 Month USD LIBOR + 0.99%), 04/20/34 (g)	1,573	1,541
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Aimco CLO Series 2018-B
Series 2018-AR-BA, 6.36%, (3 Month USD LIBOR + 1.10%), 01/15/32 (g)	571	565
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.39%, (3 Month USD LIBOR + 1.14%), 07/20/34 (g)	716	700
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.55%, (3 Month Term SOFR + 1.50%), 07/20/35 (g)	893	878
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	1,030	1,026
AMMC CLO XI Limited
Series 2012-A1R2-11A, 6.31%, (3 Month USD LIBOR + 1.01%), 04/30/31 (d) (g)	1,000	988
Ares LIV CLO Ltd
Series 2019-A-54A, 6.58%, (3 Month USD LIBOR + 1.32%), 10/15/32 (g)	778	770
Ares LIX CLO Ltd
Series 2021-A-59A, 6.29%, (3 Month USD LIBOR + 1.03%), 04/25/34 (g)	521	509
Ares LV CLO Ltd
Series 2020-A1R-55A, 6.39%, (3 Month USD LIBOR + 1.13%), 07/17/34 (g)	908	894
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 6.32%, (3 Month Term SOFR + 1.33%), 01/16/35 (g)	1,109	1,078
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 6.33%, (3 Month USD LIBOR + 1.07%), 04/17/34 (g)	2,135	2,090
Ares XXXIV CLO, Ltd.
Series 2015-AR2-2A, 6.51%, (3 Month USD LIBOR + 1.25%), 04/18/33 (g)	303	298
BA Credit Card Trust
Series 2023-A1-A1, 4.79%, 05/15/26	1,000	993
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	474
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,188
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	85
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (g)	100	76
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 6.21%, (1 Month Term SOFR + 1.15%), 01/16/24 (g)	617	600
Series 2022-B-DKLX, REMIC, 6.70%, (1 Month Term SOFR + 1.55%), 01/16/24 (g)	117	113
Series 2022-C-DKLX, REMIC, 7.30%, (1 Month Term SOFR + 2.15%), 01/16/24 (g)	100	96
Bank 2017-Bnk5
Series 2017-A5-BNK5, REMIC, 3.39%, 06/17/27	800	734
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	2,050	1,881
Bank 2018-BNK10
Series 2018-A5-BN10, REMIC, 3.69%, 01/18/28	1,200	1,106
Bank 2018-BNK14
Series 2018-A4-BN14, REMIC, 4.23%, 08/17/28 (g)	700	659
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	80
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (g)	3,200	76
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (g)	3,815	3,945
Bank5 2023-5YR1
Series 2023-A2-5YR1, REMIC, 5.78%, 01/15/28	200	197
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	700	711
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.41%, (3 Month USD LIBOR + 1.15%), 10/15/36 (g)	589	576
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 6.47%, (3 Month USD LIBOR + 1.22%), 01/20/32 (g)	1,300	1,287
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 6.28%, (3 Month USD LIBOR + 1.02%), 04/25/34 (g)	1,146	1,124
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 6.28%, (3 Month Term SOFR + 1.30%), 01/17/35 (g)	1,132	1,109
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (g)	106	98
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	200	185
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.16%, 08/16/52 (g)	6,980	264
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (g)	4,923	145
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	400	379
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.38%, 07/17/54 (g)	2,085	137
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.39%, (3 Month USD LIBOR + 1.13%), 10/15/36 (g)	888	869
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 7.24%, (1 Month USD LIBOR + 2.05%), 11/15/28 (g)	1,232	1,227
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,060	898
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 7.04%, (1 Month Term SOFR + 1.90%), 04/15/24 (g)	3,825	3,711
Series 2022-B-OANA, REMIC, 7.59%, (1 Month Term SOFR + 2.45%), 04/15/24 (g)	591	575
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 6.25%, (3 Month USD LIBOR + 0.99%), 04/16/29 (g)	840	832
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 5.88%, (1 Month USD LIBOR + 0.69%), 11/15/38 (g)	1,203	1,167
Series 2021-B-PAC, REMIC, 6.09%, (1 Month USD LIBOR + 0.90%), 11/15/38 (g)	180	173
Series 2021-C-PAC, REMIC, 6.29%, (1 Month USD LIBOR + 1.10%), 11/15/38 (g)	241	230
Series 2021-D-PAC, REMIC, 6.49%, (1 Month USD LIBOR + 1.30%), 11/15/38 (g)	234	222
Series 2021-E-PAC, REMIC, 7.14%, (1 Month USD LIBOR + 1.95%), 11/15/38 (g)	813	774
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.18%, (1 Month Term SOFR + 1.03%), 10/15/36 (g)	2,491	2,476
Series 2019-B-XL, REMIC, 6.34%, (1 Month Term SOFR + 1.19%), 10/15/36 (g)	376	372
Series 2019-C-XL, REMIC, 6.51%, (1 Month Term SOFR + 1.36%), 10/15/36 (g)	473	468
Series 2019-D-XL, REMIC, 6.71%, (1 Month Term SOFR + 1.56%), 10/15/36 (g)	670	662
Series 2019-E-XL, REMIC, 7.06%, (1 Month Term SOFR + 1.91%), 10/15/36 (g)	3,066	3,024
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.16%, (1 Month Term SOFR + 1.01%), 02/15/24 (g)	1,445	1,401
Series 2022-B-LP2, REMIC, 6.46%, (1 Month Term SOFR + 1.31%), 02/15/24 (g)	435	418
Series 2022-C-LP2, REMIC, 6.71%, (1 Month Term SOFR + 1.56%), 02/15/24 (g)	435	416
Series 2022-D-LP2, REMIC, 7.11%, (1 Month Term SOFR + 1.96%), 02/15/24 (g)	435	414

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BX Trust 2022-GPA
Series 2022-A-GPA, 7.22%, (1 Month Term SOFR + 2.17%), 08/15/24 (g)	652	651
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.64%, (1 Month Term SOFR + 1.49%), 04/15/24 (g)	1,096	1,079
Series 2022-B-IND, REMIC, 7.09%, (1 Month Term SOFR + 1.94%), 04/15/24 (g)	559	548
Series 2022-C-IND, REMIC, 7.44%, (1 Month Term SOFR + 2.29%), 04/15/24 (g)	126	123
Series 2022-D-IND, REMIC, 7.99%, (1 Month Term SOFR + 2.84%), 04/15/24 (g)	105	101
Capital One Multi-Asset Execution Trust
Series 2023-A-A1, 4.42%, 05/15/26	700	688
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	225	205
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 6.30%, (3 Month USD LIBOR + 1.05%), 04/20/34 (g)	6,596	6,423
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.35%, (3 Month USD LIBOR + 1.10%), 10/20/32 (g)	710	699
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.39%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	542	531
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 6.37%, (3 Month Term SOFR + 1.32%), 04/20/35 (g)	1,052	1,025
Cedar Funding XVII CLO Ltd
Series 2023-A-17A, 0.00%, 07/20/36 (g)	877	877
Cent CLO
Series 2022-A1-32A, 6.77%, (3 Month Term SOFR + 1.70%), 07/24/34 (g)	1,282	1,263
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,258
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	825
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (g)	428	404
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (g)	551	526
CHC Commercial Mortgage Trust 2019-CHC
Series 2019-C-CHC, REMIC, 7.01%, (1 Month Term SOFR + 1.86%), 06/15/34 (g)	116	113
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.17%, 08/11/56 (g)	3,440	144
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.42%, (3 Month USD LIBOR + 1.17%), 10/20/34 (g)	882	857
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 6.56%, (3 Month USD LIBOR + 1.31%), 01/20/34 (g)	1,720	1,692
Series 2021-A1-31A, 6.45%, (3 Month USD LIBOR + 1.20%), 04/20/34 (g)	1,270	1,237
COMM 2014-CCRE18 Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	176
CSMC 2019-ICE4
Series 2019-A-ICE4, REMIC, 6.17%, (1 Month USD LIBOR + 0.98%), 05/15/36 (g)	1,596	1,587
Series 2019-B-ICE4, REMIC, 6.42%, (1 Month USD LIBOR + 1.23%), 05/15/36 (g)	644	639
Series 2019-C-ICE4, REMIC, 6.62%, (1 Month USD LIBOR + 1.43%), 05/15/36 (g)	125	123
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	296	263
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	600	597
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 6.41%, (3 Month USD LIBOR + 1.15%), 10/15/35 (g)	798	781
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 5.96%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,176	1,157
Dryden 78 CLO Ltd
Series 2020-A-78A, 6.44%, (3 Month USD LIBOR + 1.18%), 04/18/33 (g)	600	592
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.48%, (3 Month USD LIBOR + 1.22%), 01/18/32 (g)	917	905
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.51%, (3 Month USD LIBOR + 1.13%), 02/20/35 (g)	457	447
Dryden 98 CLO Ltd
Series 2022-A-98A, 6.35%, (3 Month Term SOFR + 1.30%), 04/20/35 (g)	591	574
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.51%, (3 Month USD LIBOR + 1.25%), 01/17/34 (g)	270	266
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR-1A, 6.36%, (3 Month USD LIBOR + 1.10%), 04/15/31 (g)	646	639
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 6.41%, (3 Month USD LIBOR + 1.15%), 01/16/35 (g)	1,020	1,003
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 5.89%, (1 Month USD LIBOR + 0.70%), 11/15/23 (g)	1,641	1,594
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 07/17/23 (g)	549	538
Series 2021-B-ESH, REMIC, 6.57%, (1 Month USD LIBOR + 1.38%), 07/17/23 (g)	313	306
Series 2021-C-ESH, REMIC, 6.89%, (1 Month USD LIBOR + 1.70%), 07/17/23 (g)	230	224
Series 2021-D-ESH, REMIC, 7.44%, (1 Month USD LIBOR + 2.25%), 07/17/23 (g)	464	451
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.40%, (3 Month USD LIBOR + 1.08%), 11/16/34 (g)	1,000	985
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 6.37%, (3 Month USD LIBOR + 1.11%), 07/19/34 (g)	651	641
Flatiron CLO Ltd
Series 2020-A-1A, 6.68%, (3 Month USD LIBOR + 1.30%), 11/21/33 (g)	1,494	1,479
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	989
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	345	344
GM Financial Consumer Automobile Receivables Trust 2022-4
Series 2022-A3-4, 4.82%, 08/16/27	1,596	1,577
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 10/15/26 (g)	710	668
Series 2021-B-IP, REMIC, 6.34%, (1 Month USD LIBOR + 1.15%), 10/15/26 (g)	110	102
Series 2021-C-IP, REMIC, 6.74%, (1 Month USD LIBOR + 1.55%), 10/15/26 (g)	100	91
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	95	87
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (g)	2,000	1,858
Honda Auto Receivables 2023-2 Owner Trust
Series 2023-A3-2, 4.93%, 09/15/26	557	553
Hyundai Auto Lease Securitization Trust 2023-B
Series 2023-A2A-B, 5.47%, 11/15/24	800	798
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.64%, (1 Month Term SOFR + 2.49%), 08/15/24 (g)	1,098	1,098
Invesco CLO Ltd
Series 2021-A-3A, 6.40%, (3 Month USD LIBOR + 1.13%), 10/23/34 (g)	621	609
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/07/23	339	305
KKR CLO 16 Ltd
Series 2022-A1-41A, 6.32%, (3 Month Term SOFR + 1.33%), 12/31/35 (g)	1,373	1,331

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.96%, (1 Month Term SOFR + 0.81%), 03/15/38 (g)	1,055	1,028
Series 2021-B-BMR, REMIC, 6.14%, (1 Month Term SOFR + 0.99%), 03/15/38 (g)	255	247
Series 2021-C-BMR, REMIC, 6.36%, (1 Month Term SOFR + 1.21%), 03/15/38 (g)	160	154
Series 2021-D-BMR, REMIC, 6.66%, (1 Month Term SOFR + 1.51%), 03/15/38 (g)	223	215
Series 2021-E-BMR, REMIC, 7.01%, (1 Month Term SOFR + 1.86%), 03/15/38 (g)	195	186
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.44%, (1 Month Term SOFR + 1.30%), 05/15/24 (g)	2,042	1,997
Series 2022-B-BMR2, REMIC, 6.94%, (1 Month Term SOFR + 1.79%), 05/15/24 (g)	1,221	1,193
Series 2022-C-BMR2, REMIC, 7.24%, (1 Month Term SOFR + 2.09%), 05/15/24 (g)	684	665
Series 2022-D-BMR2, REMIC, 7.69%, (1 Month Term SOFR + 2.54%), 05/15/24 (g)	608	578
Lucali Limited
Series 2020-A-1A, 6.47%, (3 Month USD LIBOR + 1.21%), 01/18/33 (g)	640	634
Madison Park Funding LII Ltd
Series 2021-A-52A, 6.37%, (3 Month USD LIBOR + 1.10%), 01/22/35 (g)	994	972
Madison Park Funding Ltd
Series 2021-A-50A, 6.41%, (3 Month USD LIBOR + 1.14%), 04/19/34 (g)	1,340	1,319
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 6.19%, (3 Month USD LIBOR + 0.92%), 01/24/28 (g)	532	529
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 6.38%, (3 Month USD LIBOR + 1.12%), 07/17/34 (g)	653	643
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 6.47%, (3 Month USD LIBOR + 1.20%), 01/22/31 (g)	290	285
Magnetite XXI, Limited
Series 2019-AR-21A, 6.27%, (3 Month USD LIBOR + 1.02%), 04/20/34 (g)	920	904
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.39%, (3 Month USD LIBOR + 1.13%), 01/25/35 (g)	731	717
Magnetite XXIX, Limited
Series 2021-A-29A, 6.25%, (3 Month USD LIBOR + 0.99%), 01/17/34 (g)	1,150	1,138
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.39%, (3 Month USD LIBOR + 1.14%), 10/20/34 (g)	250	245
Magnetite XXX, Limited
Series 2021-A-30A, 6.39%, (3 Month USD LIBOR + 1.13%), 10/25/34 (g)	1,072	1,052
Magnetite XXXVI Ltd
Series 2023-A-36A, 6.96%, (3 Month Term SOFR + 1.80%), 04/22/36 (g)	607	607
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 5.89%, (1 Month Term SOFR + 0.81%), 07/17/23 (g)	603	587
Milos CLO, Ltd.
Series 2017-AR-1A, 6.32%, (3 Month USD LIBOR + 1.07%), 10/21/30 (g)	879	871
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	500	459
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	639
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,092
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (g)	168	154
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (g)	161	145
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 12/15/36 (g)	900	691
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	174	153
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (g)	329	309
Peace Park CLO Ltd
Series 2021-A-1A, 6.38%, (3 Month USD LIBOR + 1.13%), 10/20/34 (g)	898	882
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,414	1,342
Series 2022-A2I-1A, 3.25%, 12/07/26	679	603
Series 2022-A2II-1A, 4.01%, 12/07/26	607	482
Series 2019-A2-1A, 3.86%, 12/05/49 (d)	638	538
Prima Capital CRE Securitization
Series 2021-A-9A, 6.60%, (1 Month USD LIBOR + 1.45%), 03/26/40 (g)	70	70
Prima Capital CRE Securitization 2021-1X
Series 2021-B-9A, 6.95%, (1 Month USD LIBOR + 1.80%), 03/26/40 (g)	313	305
PRPM 2023-RCF1, LLC
Series 2023-A1-RCF1, 4.00%, 06/25/53 (i)	200	187
Rockland Park Limited
Series 2021-A-1A, 6.37%, (3 Month USD LIBOR + 1.12%), 04/20/34 (g)	1,241	1,224
RR 7 Ltd
Series 2019-A1AB-7A, 6.33%, (3 Month Term SOFR + 1.34%), 01/15/37 (g)	1,141	1,115
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	602	499
Series 2020-B-1A, 4.34%, 03/15/27	234	171
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	845
Series 2020-2C-1, 1.88%, 01/15/26	365	327
Series 2020-2C-2, 2.33%, 01/15/28	279	237
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (i)	628	527
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 7.15%, (1 Month Term SOFR + 2.00%), 02/15/24 (g)	278	265
Series 2022-C-TFLM, REMIC, 7.80%, (1 Month Term SOFR + 2.65%), 02/15/24 (g)	145	137
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 5.92%, (1 Month USD LIBOR + 0.73%), 11/15/23 (g)	1,105	1,073
Series 2021-B-MFP, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 11/15/23 (g)	633	614
Series 2021-C-MFP, REMIC, 6.52%, (1 Month USD LIBOR + 1.33%), 11/15/23 (g)	393	379
Series 2021-D-MFP, REMIC, 6.77%, (1 Month USD LIBOR + 1.58%), 11/15/23 (g)	258	248
Stratus CLO 2022-1 Ltd
Series 2022-A-1A, 6.80%, (3 Month Term SOFR + 1.75%), 07/20/30 (g)	234	234
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.22%, (3 Month USD LIBOR + 0.96%), 04/16/31 (g)	559	552
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 6.24%, (3 Month USD LIBOR + 0.98%), 04/19/34 (g)	1,153	1,128
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.33%, (3 Month USD LIBOR + 1.08%), 04/20/33 (g)	2,158	2,122
Symphony CLO XXXII
Series 2022-A1-32A, 6.39%, (3 Month Term SOFR + 1.32%), 04/23/35 (g)	1,176	1,150
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (i)	1,160	960
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (i)	904	741
Toyota Lease Owner Trust 2023-A
Series 2023-A2-A, 5.30%, 08/20/25	752	749
Series 2023-A3-A, 4.93%, 04/20/26	625	618
Verizon Master Trust
Series 2021-A-1, 0.50%, 05/20/24	2,500	2,386
Series 2023-A-2, 4.89%, 04/21/25	300	297
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	976
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 6.41%, (3 Month USD LIBOR + 1.15%), 07/17/34 (g)	1,175	1,155
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.42%, (3 Month USD LIBOR + 1.16%), 07/19/34 (g)	598	587
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.40%, (3 Month USD LIBOR + 1.15%), 10/20/34 (g)	1,189	1,167
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	544
Wells Fargo Commercial Mortgage Trust 2019-C49
Series 2019-ASB-C49, REMIC, 3.93%, 10/17/28	200	189
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 6.39%, (1 Month USD LIBOR + 1.20%), 05/15/24 (g)	688	658
World Omni Auto Receivables Trust 2023-B
Series 2023-A2A-B, 5.25%, 02/18/25	361	360
Series 2023-A3-B, 4.66%, 09/15/26	662	653
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	663	661
Total Non-U.S. Government Agency Asset-Backed Securities (cost $158,134)		152,850
SENIOR FLOATING RATE INSTRUMENTS 6.7%
Utilities 5.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (g)	56	55
19th Holdings Golf, LLC
2022 Term Loan B, 8.52%, (SOFR + 3.00%), 01/27/29 (g)	206	200
A&V Holdings Midco, LLC
2020 Term Loan B, 10.53%, (3 Month USD LIBOR + 5.38%), 03/10/27 (g)	167	164
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (g) (q)	325	323
2021 Term Loan B1, 8.75%, (SOFR + 3.50%), 12/08/28 (g)	425	423
2023 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 12/21/28 (g) (q)	107	107
2023 Term Loan B2, 0.00%, (3 Month Term SOFR + 4.00%), 12/21/28 (g) (q)	30	30
2023 Term Loan B2, 9.41%, (3 Month Term SOFR + 4.00%), 12/21/28 (g)	297	296
2021 2nd Lien Term Loan, 11.25%, (SOFR + 6.00%), 12/10/29 (g)	60	56
Academy, Ltd.
2021 Term Loan, 8.92%, (1 Month USD LIBOR + 3.75%), 11/05/27 (g)	1	1
Accelerated Health Systems, LLC
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/01/29 (g)	49	40
ACProducts, Inc.
2021 Term Loan B, 9.41%, (6 Month USD LIBOR + 4.25%), 05/17/28 (g)	327	274
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 4.25%), 06/30/28 (g) (q)	235	197
Acrisure, LLC
2021 First Lien Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 02/15/27 (g)	455	445
2022 Incremental Term Loan, 10.82%, (SOFR + 5.75%), 02/15/27 (g)	294	295
ADS Tactical, Inc.
2021 Term Loan B, 10.90%, (1 Month USD LIBOR + 5.75%), 03/04/28 (g)	133	126
Adtalem Global Education Inc.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 02/11/28 (g)	116	116
Advantage Sales & Marketing, Inc.
2021 Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 10/28/27 (g)	—	—
2021 Term Loan, 9.72%, (3 Month USD LIBOR + 4.50%), 10/28/27 (g)	168	158
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 8.94%, (3 Month USD LIBOR + 3.75%), 08/05/28 (g)	59	59
AHP Health Partners, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/23/28 (g) (q)	40	40
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 08/23/28 (g)	99	98
Air Canada
2021 Term Loan B, 8.84%, (3 Month USD LIBOR + 3.50%), 07/27/28 (g)	109	109
AIT Worldwide Logistics, Inc
2021 Term Loan, 9.93%, (3 Month USD LIBOR + 4.75%), 04/01/28 (g)	167	162
Ali Group North America Corporation
2021 Term Loan B, 7.27%, (SOFR + 2.00%), 10/13/28 (g)	101	101
AlixPartners, LLP
2021 USD Term Loan B, 7.77%, (1 Month USD LIBOR + 2.75%), 02/04/28 (g)	117	117
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month USD LIBOR + 5.50%), 02/10/27 (g) (n)	431	371
Alliance Laundry Systems LLC
Term Loan B, 8.56%, (3 Month USD LIBOR + 3.50%), 09/30/27 (g)	193	192
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.65%, (1 Month USD LIBOR + 3.50%), 11/06/27 (g)	466	463
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.00%, (SOFR + 3.75%), 05/04/28 (g)	335	325
2023 Term Loan B, 9.88%, (3 Month Term SOFR + 4.75%), 05/04/28 (g)	45	44
Altice Financing SA
2022 USD Term Loan, 9.99%, (3 Month Term SOFR + 5.00%), 10/31/27 (g)	70	67
Altice France S.A.
2023 USD Term Loan B14, 10.49%, (SOFR + 5.50%), 08/31/28 (g)	1,175	1,042
Amentum Government Services Holdings LLC
Term Loan B, 9.27%, (3 Month USD LIBOR + 4.00%), 01/24/27 (g)	155	153
2020 2nd Lien Term Loan, 14.02%, (3 Month USD LIBOR + 8.75%), 01/31/28 (g)	19	17
2020 2nd Lien Term Loan, 14.02%, (6 Month USD LIBOR + 8.75%), 01/31/28 (g)	36	33
2022 Term Loan, 9.15%, (3 Month Term SOFR + 4.00%), 02/07/29 (g)	357	348
American Airlines, Inc.
2021 Term Loan, 10.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (g)	425	434
AmWINS Group, Inc.
2021 Term Loan B, 7.40%, (1 Month USD LIBOR + 2.25%), 02/16/28 (g)	225	223
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.25%, (3 Month Term SOFR + 5.00%), 02/14/28 (g)	81	78
Anastasia Parent, LLC
2018 Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 08/03/25 (g)	240	183
ANCR Holdings Inc.
Term Loan, 15.27%, (3 Month USD LIBOR + 13.00%), 09/21/27 (g)	12	12
Anticimex International AB
2021 USD Term Loan B1, 8.45%, (3 Month USD LIBOR + 3.50%), 07/21/28 (g)	1,017	1,001
2021 USD Incremental Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 11/16/28 (g)	44	44
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.65%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	51	49
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 4.50%), 09/19/26 (g)	204	205
AppLovin Corporation
2018 Term Loan B, 8.50%, (Prime + 3.35%), 08/18/25 (g)	212	212

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
2021 Term Loan B, 8.25%, (3 Month Term SOFR + 3.10%), 10/25/28 (g)	44	44
Apro, LLC
2021 Term Loan, 9.25%, (3 Month USD LIBOR + 3.75%), 11/14/26 (g)	155	154
Aptean, Inc.
2019 Term Loan, 9.50%, (3 Month USD LIBOR + 4.25%), 04/23/26 (g)	153	150
APX Group, Inc.
2021 Term Loan B, 8.46%, (Prime + 2.25%), 07/01/28 (g)	218	218
2021 Term Loan B, 10.50%, (Prime + 2.25%), 07/01/28 (g)	1	1
Aramark Services, Inc.
2021 Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 04/06/28 (g)	85	85
Arches Buyer Inc.
2021 Term Loan B, 8.50%, (SOFR + 3.25%), 12/06/27 (g)	101	97
Arcis Golf LLC
Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 11/24/28 (g)	99	99
Term Loan B, 9.51%, (3 Month USD LIBOR + 4.25%), 11/24/28 (g)	54	54
Aretec Group, Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 03/08/30 (g) (q)	50	50
Array Technologies, Inc.
Term Loan B, 8.68%, (3 Month USD LIBOR + 3.25%), 10/07/27 (g)	254	251
Artera Services, LLC
Incremental Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 03/06/25 (g)	138	120
Aruba Investments, Inc.
2020 USD Term Loan, 9.15%, (1 Month USD LIBOR + 3.75%), 10/28/27 (g)	211	203
2020 2nd Lien Term Loan, 12.90%, (1 Month USD LIBOR + 7.75%), 10/28/28 (g)	140	123
Ascend Learning, LLC
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (g)	300	281
2021 2nd Lien Term Loan, 11.00%, (SOFR + 5.75%), 11/18/29 (g)	45	38
AssuredPartners, Inc.
2020 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 02/13/27 (g)	77	76
Asurion LLC
2021 Term Loan B9, 8.40%, (1 Month USD LIBOR + 3.25%), 02/05/28 (g)	161	152
2022 Term Loan B10, 9.25%, (3 Month Term SOFR + 4.00%), 08/16/28 (g)	182	172
2023 Term Loan B11, 9.50%, (3 Month Term SOFR + 4.25%), 08/19/28 (g)	55	52
At Home Group Inc.
Term Loan B, 9.43%, (3 Month USD LIBOR + 4.25%), 12/31/24 (g)	138	87
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (g) (q)	93	89
Avient Corporation
Term Loan B, 8.30%, (3 Month Term SOFR + 3.25%), 07/27/29 (g)	46	46
AVSC Holding Corp.
2020 Term Loan B1, 8.43%, (3 Month USD LIBOR + 3.50%), 12/05/25 (g)	172	168
Axalta Coating Systems U.S. Holdings, Inc.
2022 USD Term Loan B4, 7.90%, (SOFR + 3.00%), 11/30/29 (g)	51	51
Bakelite US Holdco, Inc.
2022 Term Loan, 9.05%, (SOFR + 4.00%), 01/30/29 (g)	69	68
Bally's Corporation
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 08/05/28 (g)	162	158
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.74%, (SOFR + 3.50%), 10/31/26 (g) (n)	142	141
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 0.00%, (3 Month Term SOFR + 4.75%), 06/23/33 (g) (q)	65	65
2023 Extended Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 06/23/33 (g)	306	305
Belron Finance US LLC
2023 Term Loan, 7.83%, (SOFR + 2.75%), 04/06/29 (g)	45	45
Berlin Packaging LLC
2021 Term Loan B5, 8.91%, (3 Month USD LIBOR + 3.75%), 03/11/28 (g)	14	14
2021 Term Loan B5, 8.93%, (1 Month USD LIBOR + 3.75%), 03/11/28 (g)	267	262
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 7.89%, (SOFR + 2.75%), 01/26/24 (g)	100	100
Bombardier Recreational Products, Inc.
2020 Term Loan, 7.25%, (1 Month USD LIBOR + 2.00%), 05/24/27 (g)	54	53
2022 Incremental Term Loan B, 8.65%, (SOFR + 3.50%), 12/08/29 (g)	144	144
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 9.40%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (g)	474	467
2017 Term Loan, 9.41%, (3 Month USD LIBOR + 4.25%), 06/16/24 (g)	5	5
Term Loan, 9.47%, (3 Month USD LIBOR + 4.25%), 06/16/24 (g)	111	109
2017 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 06/17/24 (g) (q)	260	256
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (1 Month USD LIBOR + 11.00%), 09/01/26 (g) (m)	544	516
BrightView Landscapes, LLC
2022 Term Loan B, 8.30%, (3 Month Term SOFR + 3.25%), 04/14/29 (g)	125	123
Broadstreet Partners, Inc.
2021 Term Loan B2, 8.40%, (1 Month USD LIBOR + 3.25%), 01/27/27 (g)	49	49
Brookfield WEC Holdings Inc.
2021 Term Loan, 7.90%, (1 Month USD LIBOR + 2.75%), 08/01/25 (g)	489	487
Byju's Alpha, Inc.
Term Loan B, 13.40%, (3 Month USD LIBOR + 8.00%), 11/05/26 (g)	158	98
Caesars Entertainment Corp
Term Loan B, 8.50%, (SOFR + 3.25%), 01/25/30 (g)	943	942
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 10/30/26 (g)	363	362
Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 10/31/26 (g)	110	110
Canada Goose Inc.
2021 Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 10/07/27 (g)	63	62
Canister International Group Inc.
Term Loan B, 10.00%, (1 Month USD LIBOR + 4.75%), 12/21/26 (g)	121	121
Cano Health LLC
2022 Term Loan, 0.00%, (SOFR + 4.00%), 11/23/27 (g) (q)	130	109
Cardenas Markets, Inc.
2022 Term Loan, 0.00%, (3 Month Term SOFR + 6.75%), 07/20/29 (g) (q)	105	104
2022 Term Loan, 11.75%, (3 Month Term SOFR + 6.75%), 07/20/29 (g)	80	78
Carnival Corporation
2021 Incremental Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 10/08/28 (g)	350	347
CDK Global, Inc.
2022 USD Term Loan B, 9.15%, (3 Month Term SOFR + 4.50%), 06/09/29 (g)	263	262
Ceridian HCM Holding Inc.
2018 Term Loan B, 7.65%, (3 Month USD LIBOR + 2.50%), 04/05/25 (g)	—	—
2018 Term Loan B, 7.98%, (1 Month USD LIBOR + 2.50%), 04/05/25 (g)	179	178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.40%, (SOFR + 5.25%), 02/03/28 (g)	70	68
Chart Industries, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/08/29 (g) (q)	105	105
2023 Term Loan B, 8.94%, (3 Month Term SOFR + 3.75%), 12/08/29 (g)	150	149
Charter NEX US, Inc.
2021 Term Loan, 9.02%, (SOFR + 3.75%), 12/01/27 (g)	122	121
Chemours Company (The)
2021 Term Loan B, 10.81%, (SOFR + 5.75%), 11/15/28 (g)	64	58
CHG Healthcare Services Inc.
2021 Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 09/22/28 (g)	59	59
Chobani, LLC
2020 Term Loan B, 8.77%, (SOFR + 3.50%), 10/20/27 (g)	203	202
Ciena Corporation
2023 Term Loan B, 7.59%, (SOFR + 2.50%), 01/13/30 (g)	55	55
Citadel Securities LP
2021 Term Loan B, 7.77%, (SOFR + 2.50%), 02/01/28 (g)	215	215
2022 Incremental Term Loan B, 8.10%, (SOFR + 3.00%), 02/02/28 (g)	99	99
City Football Group Limited
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 07/08/28 (g) (q)	395	387
Term Loan, 8.27%, (1 Month USD LIBOR + 3.00%), 07/08/28 (g)	582	570
Cloud Software Group, Inc.
2022 USD Term Loan, 9.50%, (SOFR + 4.50%), 03/30/29 (g)	359	335
ClubCorp Holdings, Inc.
2017 Term Loan B, 0.00%, (1 Month USD LIBOR + 2.75%), 08/16/24 (g) (q)	250	239
2017 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 08/16/24 (g)	80	76
CMG Media Corporation
2021 Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 12/17/26 (g)	452	404
CNT Holdings I Corp
2020 Term Loan, 8.46%, (SOFR + 3.50%), 10/16/27 (g)	147	146
CommScope, Inc.
2019 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (g)	437	418
Conair Holdings, LLC
Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 05/13/28 (g)	152	143
Congruex Group LLC
Term Loan, 10.94%, (3 Month Term SOFR + 5.75%), 04/26/29 (g) (m)	134	129
Consolidated Energy Finance, S.A.
Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 05/07/25 (g)	211	205
2021 Incremental Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 05/07/25 (g) (m)	138	133
Constant Contact Inc
Term Loan, 9.20%, (3 Month USD LIBOR + 4.00%), 12/31/24 (g)	165	157
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.44%, (1 Month USD LIBOR + 2.25%), 01/22/28 (g)	245	241
CoreLogic, Inc.
Term Loan, 8.69%, (1 Month USD LIBOR + 3.50%), 04/14/28 (g)	508	458
Corporation Service Company
Term Loan B, 8.50%, (SOFR + 3.25%), 08/10/29 (g)	86	86
Covanta Holding Corporation
2021 Term Loan B, 7.65%, (SOFR + 2.50%), 11/16/28 (g)	96	95
2021 Term Loan C, 7.65%, (SOFR + 2.50%), 11/16/28 (g)	7	7
2023 Term Loan B, 8.15%, (SOFR + 3.00%), 11/30/28 (g)	47	46
2023 Term Loan C, 8.15%, (SOFR + 3.00%), 11/30/28 (g)	3	3
CQP Holdco LP
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 05/26/28 (g)	684	683
Crocs, Inc.
Term Loan B, 8.75%, (SOFR + 3.50%), 01/27/29 (g)	423	424
Crown Finance US, Inc.
2022 DIP Term Loan, 15.17%, (SOFR + 10.00%), 09/09/23 (g)	12	12
2022 DIP Term Loan, 15.25%, (3 Month Term SOFR + 10.00%), 09/09/23 (g)	144	145
2018 USD Term Loan, 4.00%, (3 Month USD LIBOR + 2.50%), 02/05/25 (g)	281	84
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 10.27%, (SOFR + 4.75%), 04/20/27 (g)	131	131
2023 Incremental Term Loan, 10.52%, (SOFR + 5.25%), 04/27/27 (g)	70	70
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 08/15/25 (g)	116	115
2023 Term Loan, 8.50%, (SOFR + 3.25%), 01/31/30 (g)	146	142
CWGS Group, LLC
2021 Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	26	25
Cyanco
Term B1, 0.00%, (3 Month Term SOFR + 4.75%), 06/29/28 (g) (q)	50	49
Da Vinci Purchaser Corp.
2019 Term Loan, 9.27%, (3 Month USD LIBOR + 4.00%), 12/10/26 (g)	167	164
Dave Buster's
Term B1, 0.00%, (3 Month Term SOFR + 3.75%), 06/29/29 (g) (q)	55	55
DCert Buyer, Inc.
2019 Term Loan B, 9.26%, (SOFR + 4.00%), 07/31/26 (g)	463	458
2021 2nd Lien Term Loan, 12.26%, (3 Month USD LIBOR + 7.00%), 02/16/29 (g)	140	128
Delek US Holdings, Inc.
2022 Term Loan B, 8.75%, (SOFR + 3.50%), 11/10/29 (g)	298	294
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 12/31/24 (g)	15	14
Diamond (BC) B.V.
2021 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 09/14/28 (g)	—	—
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 2.75%), 09/14/28 (g)	133	132
Diamond Sports Group, LLC
2022 First Priority Term Loan, 13.06%, (SOFR + 8.15%), 05/19/26 (g)	55	42
2022 2nd Lien Term Loan , 8.31%, (3 Month Term SOFR + 3.25%), 08/24/26 (g) (n)	581	19
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (g)	153	149
Discovery Purchaser Corporation
Term Loan, 9.28%, (SOFR + 4.38%), 08/04/29 (g)	274	261
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 8.75%, (SOFR + 3.50%), 04/06/26 (g)	41	41
2020 Term Loan B1, 8.75%, (SOFR + 3.50%), 04/06/26 (g)	77	76
EAB Global, Inc.
2021 Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 12/31/24 (g)	—	—
Eagle Parent Corp.
2022 Term Loan B, 9.15%, (3 Month Term SOFR + 4.25%), 03/17/29 (g)	208	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Echo Global Logistics, Inc.
Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 11/09/28 (g)	394	381
EG America LLC
2018 USD Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 02/06/25 (g)	443	435
EG Group Limited
Term B1, 0.00%, (3 Month Term SOFR + 5.50%), 02/29/28 (g) (m) (q)	150	144
Elanco Animal Health Incorporated
Term Loan B, 7.01%, (1 Month USD LIBOR + 1.75%), 02/04/27 (g)	339	332
Electron BidCo Inc.
2021 Term Loan, 8.27%, (1 Month USD LIBOR + 3.00%), 10/29/28 (g)	94	93
Embecta Corp
Term Loan B, 7.79%, (6 Month Term SOFR + 3.00%), 01/27/29 (g)	158	157
Employbridge Holding Company
2021 Term Loan B, 9.91%, (3 Month USD LIBOR + 4.75%), 07/16/28 (g)	1	1
2021 Term Loan B, 9.93%, (3 Month USD LIBOR + 4.75%), 07/16/28 (g)	142	114
Emrld Borrower LP
Term Loan B, 8.26%, (SOFR + 3.00%), 05/04/30 (g)	250	250
Ensemble RCM, LLC
Term Loan, 0.00%, (3 Month Term SOFR + 3.75%), 07/24/26 (g) (q)	72	72
Term Loan, 8.90%, (SOFR + 3.75%), 07/24/26 (g)	146	145
Entegris, Inc.
2023 Term Loan B, 7.64%, (3 Month Term SOFR + 2.75%), 07/06/29 (g)	309	309
2023 Term Loan B, 7.90%, (3 Month Term SOFR + 2.75%), 07/06/29 (g)	1	1
EOS Finco Sarl
2022 USD Term Loan, 10.91%, (3 Month Term SOFR + 6.00%), 08/03/29 (g)	94	94
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 8.16%, (3 Month USD LIBOR + 3.00%), 03/08/24 (g)	480	444
2017 2nd Lien Term Loan, 12.16%, (3 Month USD LIBOR + 7.00%), 09/08/24 (g)	30	22
ERM Emerald US Inc.
USD Term Loan B1, 8.41%, (3 Month USD LIBOR + 3.25%), 06/24/26 (g)	43	42
Esdec Solar Group B.V.
Term Loan , 9.96%, (3 Month USD LIBOR + 4.75%), 08/23/28 (g)	118	116
ExGen Renewables IV, LLC
2020 Term Loan, 8.03%, (3 Month USD LIBOR + 2.50%), 12/11/27 (g)	87	86
Fertitta Entertainment, LLC
2022 Term Loan B, 9.15%, (SOFR + 4.00%), 01/13/29 (g) (n)	1,711	1,687
Filtration Group Corporation
2023 USD Term Loan, 9.33%, (SOFR + 4.25%), 03/27/25 (g)	230	230
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 04/26/24 (g)	633	606
USD 2nd Lien Term Loan , 12.40%, (3 Month USD LIBOR + 7.25%), 04/27/25 (g)	55	50
USD 2nd Lien Term Loan , 0.00%, (3 Month USD LIBOR + 7.25%), 06/13/25 (g) (q)	80	72
FinCo I LLC
2020 Term Loan B, 8.08%, (1 Month USD LIBOR + 2.50%), 06/27/25 (g)	74	74
First Advantage Holdings, LLC
2021 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 01/31/27 (g)	66	66
Flexera Software LLC
2021 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 01/26/28 (g)	156	153
Flynn Restaurant Group LP
2021 Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 11/22/28 (g)	44	44
Focus Financial Partners, LLC
2022 Term Loan B5, 8.40%, (SOFR + 3.25%), 06/30/28 (g)	243	241
Formula One Holdings Limited
Term Loan B, 8.15%, (SOFR + 3.25%), 01/15/30 (g)	305	305
Four Seasons Hotels Limited
2022 Term Loan B, 8.50%, (SOFR + 3.25%), 11/30/29 (g)	210	210
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 9.97%, (3 Month USD LIBOR + 4.75%), 02/24/26 (g)	249	227
2023 Incremental Term Loan, 10.09%, (SOFR + 4.75%), 03/10/26 (g)	80	74
Froneri International Ltd.
2020 USD Term Loan, 7.41%, (1 Month USD LIBOR + 2.25%), 01/29/27 (g)	55	54
Frontier Communications Corp.
2021 1st Lien Term Loan, 8.94%, (3 Month USD LIBOR + 3.75%), 10/08/27 (g)	568	548
Fugue Finance B.V.
2023 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 01/25/28 (g) (q)	115	115
Gainwell Acquisition Corp.
Term Loan B, 9.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (g)	875	861
Gemini HDPE LLC
2020 Term Loan B, 8.31%, (3 Month USD LIBOR + 3.00%), 12/11/27 (g)	91	90
Genesee & Wyoming Inc. (New)
Term Loan, 7.00%, (3 Month USD LIBOR + 2.00%), 10/29/26 (g)	82	82
GIP II Blue Holding, L.P
Term Loan B, 9.66%, (3 Month USD LIBOR + 4.50%), 09/22/28 (g)	390	390
GIP III Stetson I, L.P
2018 Term Loan B, 9.50%, (1 Month USD LIBOR + 4.25%), 12/06/24 (g)	272	272
Global Education Management Systems Establishment
Term Loan, 10.53%, (3 Month USD LIBOR + 5.00%), 07/30/26 (g)	212	212
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.15%, (1 Month USD LIBOR + 2.00%), 08/10/27 (g)	121	121
2022 Term Loan B5, 8.15%, (SOFR + 3.25%), 10/21/29 (g)	183	183
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 8.18%, (1 Month USD LIBOR + 3.00%), 06/10/24 (g)	156	156
2023 Term Loan B, 7.94%, (SOFR + 2.75%), 05/18/30 (g)	230	229
Great Outdoors Group, LLC
2021 Term Loan B1, 0.00%, (3 Month USD LIBOR + 3.75%), 02/26/28 (g) (q)	130	129
2021 Term Loan B1, 8.90%, (1 Month USD LIBOR + 3.75%), 02/26/28 (g)	3,012	2,985
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (g)	116	116
Groupe Solmax Inc.
Term Loan, 9.91%, (3 Month USD LIBOR + 4.75%), 12/30/24 (g)	99	92
GT Polaris, Inc.
2021 Term Loan, 8.90%, (3 Month USD LIBOR + 3.75%), 09/24/27 (g)	127	117
GTT Communications, Inc.
2022 Opco Term Loan, 12.24%, (SOFR + 7.10%), 12/30/27 (g)	103	86
2022 Holdco Term Loan, 14.00%, (PIK + 9.00%), 06/30/28 (g)	81	45
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.44%, (6 Month USD LIBOR + 2.50%), 03/16/27 (g)	93	93
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (g)	204	203

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hanesbrands, Inc.
2023 Term Loan B, 8.90%, (3 Month Term SOFR + 3.75%), 02/14/30 (g)	75	75
Harbourvest Partners, LLC
2023 Term Loan B, 7.99%, (3 Month Term SOFR + 3.00%), 04/06/30 (g)	232	231
Herschend Entertainment Company, LLC
2021 Term Loan, 8.94%, (1 Month USD LIBOR + 3.75%), 08/18/28 (g)	54	54
Hexion Holdings Corporation
2022 USD Term Loan, 9.78%, (SOFR + 4.50%), 03/02/29 (g)	328	308
2022 USD 2nd Lien Term Loan, 12.63%, (SOFR + 7.44%), 02/09/30 (g)	50	41
HighTower Holdings LLC
2021 Term Loan B, 9.15%, (3 Month USD LIBOR + 4.00%), 04/08/26 (g)	168	163
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 05/20/28 (g)	715	712
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.95%, (1 Month USD LIBOR + 1.75%), 02/25/28 (g)	108	107
HUB International Limited
2023 Term Loan B, 0.00%, (SOFR + 4.25%), 06/08/30 (g) (q)	160	160
2023 Term Loan B, 9.34%, (SOFR + 4.25%), 06/08/30 (g)	755	757
Hunter Holdco 3 Limited
USD Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 08/05/28 (g)	172	170
Icebox Holdco III, Inc.
2021 1st Lien Term Loan, 8.91%, (3 Month USD LIBOR + 3.50%), 12/14/28 (g)	69	67
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.41%, (3 Month Term SOFR + 2.25%), 06/16/28 (g)	364	364
ICU Medical, Inc.
Term Loan B, 7.55%, (3 Month Term SOFR + 2.50%), 12/16/28 (g)	89	88
II-VI Incorporated
2022 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 12/08/28 (g)	344	342
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.05%, (3 Month Term SOFR + 4.00%), 12/31/24 (g)	74	73
Imprivata, Inc
Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 11/24/27 (g)	122	120
Indy US Bidco, LLC
2021 USD Term Loan, 8.85%, (1 Month USD LIBOR + 3.75%), 07/31/23 (g) (n)	56	52
2021 USD Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 03/06/28 (g)	32	30
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 9.00%, (SOFR + 3.75%), 03/01/30 (g)	65	65
Ineos US Finance LLC
2023 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.50%), 02/09/30 (g)	65	65
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 7.00%, (SOFR + 1.75%), 02/05/27 (g)	111	111
Insulet Corporation
Term Loan B, 8.52%, (SOFR + 3.25%), 04/29/28 (g)	385	385
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (g)	1,109	1,103
ION Trading Finance Limited
2021 USD Term Loan, 9.91%, (3 Month USD LIBOR + 4.75%), 03/26/28 (g)	408	400
J&J Ventures Gaming, LLC
Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 04/07/28 (g)	108	107
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 04/22/28 (g)	558	557
Jo-Ann Stores, Inc.
2021 Term Loan B1, 10.02%, (3 Month USD LIBOR + 4.75%), 06/30/28 (g)	89	45
JP Intermediate B, LLC
Term Loan, 10.77%, (3 Month USD LIBOR + 5.50%), 11/20/25 (g)	145	65
kdc/one Development Corporation, Inc.
2020 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 12/21/25 (g)	157	153
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (SOFR + 4.72%), 02/04/26 (g) (q)	85	81
2021 Term Loan B, 10.10%, (SOFR + 4.75%), 02/04/26 (g)	83	79
KNS Acquisition Corp.
Term Loan, 11.52%, (3 Month USD LIBOR + 6.25%), 04/16/27 (g)	121	98
Koppers Inc.
2023 Term Loan B, 9.07%, (SOFR + 4.00%), 03/10/30 (g) (m)	80	80
2023 Term Loan B, 9.25%, (SOFR + 4.00%), 03/10/30 (g) (m)	80	79
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 8.90%, (3 Month USD LIBOR + 3.75%), 12/22/26 (g)	211	205
KUEHG Corp.
2023 Term Loan, 10.15%, (3 Month Term SOFR + 5.00%), 05/22/30 (g)	520	514
LaserShip, Inc.
2021 Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 04/30/28 (g)	198	162
LBM Acquisition LLC
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.75%), 12/08/27 (g) (q)	260	249
Learning Care Group (US) No. 2 Inc.
2020 Incremental Term Loan, 13.65%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	2	2
2020 Incremental Term Loan, 13.87%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	36	35
2020 Incremental Term Loan, 13.98%, (3 Month USD LIBOR + 8.50%), 03/13/25 (g)	36	35
Learning Care Group, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 03/13/25 (g) (q)	85	85
Les Schwab Tire Centers
Term Loan B, 8.44%, (3 Month USD LIBOR + 3.25%), 10/26/27 (g)	152	150
LIDS Holdings, Inc.
Term Loan, 10.87%, (3 Month Term SOFR + 5.50%), 12/03/26 (g) (m)	135	126
Limetree Bay Terminals, LLC
2022 Incremental Term Loan, 10.50%, (3 Month USD LIBOR + 4.00%), 02/15/24 (g) (n)	161	137
Lonza Group AG
USD Term Loan B, 9.08%, (3 Month USD LIBOR + 4.00%), 04/29/28 (g)	136	115
LSF11 Trinity Bidco, Inc.
Term Loan, 9.65%, (3 Month Term SOFR + 4.50%), 04/27/30 (g)	40	40
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 10.05%, (SOFR + 5.00%), 10/22/28 (g)	57	42
Madison IAQ LLC
Term Loan, 0.00%, (6 Month USD LIBOR + 3.25%), 06/15/28 (g) (q)	70	68
Term Loan, 8.30%, (6 Month USD LIBOR + 3.25%), 06/15/28 (g)	201	197
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.03%, (SOFR + 3.00%), 10/15/27 (g) (n)	158	158
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (g)	193	192
Mattress Firm Inc
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 4.25%), 09/21/28 (g) (q)	195	190
2021 Term Loan B, 9.95%, (3 Month USD LIBOR + 4.25%), 09/21/28 (g)	192	188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
MED ParentCo LP
1st Lien Term Loan, 9.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (g)	87	81
2nd Lien Term Loan, 13.40%, (1 Month USD LIBOR + 8.25%), 07/31/27 (g)	35	29
Medline Borrower, LP
USD Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/30/28 (g)	262	258
MH Sub I, LLC
2021 2nd Lien Term Loan, 11.40%, (SOFR + 6.25%), 02/12/29 (g)	100	87
Michaels Companies, Inc.
2021 Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 04/08/28 (g)	186	164
Mileage Plus Holdings LLC
2020 Term Loan B, 0.00%, (3 Month USD LIBOR + 5.25%), 12/31/23 (g) (q)	94	98
2020 Term Loan B, 10.76%, (3 Month USD LIBOR + 5.25%), 12/31/23 (g)	168	174
MJH Healthcare Holdings, LLC
2022 Term Loan B, 8.75%, (SOFR + 3.50%), 01/24/29 (g)	59	59
Motel 6
Term Loan B, 10.09%, (1 Month USD LIBOR + 5.00%), 09/09/26 (g)	57	57
Naked Juice LLC
Term Loan, 8.25%, (SOFR + 3.25%), 01/20/29 (g) (n)	193	179
2nd Lien Term Loan, 11.00%, (SOFR + 6.00%), 01/25/30 (g)	55	43
Neptune Bidco US Inc
2022 USD Term Loan A, 9.66%, (SOFR + 4.75%), 10/11/28 (g)	155	134
2022 USD Term Loan B, 10.00%, (SOFR + 5.00%), 04/11/29 (g)	935	821
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 09/22/28 (g)	322	300
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.65%, (1 Month USD LIBOR + 2.50%), 06/13/26 (g)	156	156
NEXUS Buyer LLC
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 10/14/26 (g)	202	195
2021 Second Lien Term Loan, 11.50%, (1 Month USD LIBOR + 6.25%), 10/29/29 (g)	60	53
Northwest Fiber, LLC
2021 Term Loan, 8.94%, (SOFR + 3.75%), 04/30/27 (g)	169	165
Nouryon Finance B.V.
2023 USD Term Loan B, 9.32%, (SOFR + 4.00%), 04/03/28 (g)	314	310
Novae LLC
1st Lien Term Loan, 10.34%, (6 Month USD LIBOR + 5.00%), 01/19/29 (g) (m) (n)	79	70
Olympus Water US Holding Corporation
2021 USD Term Loan B, 8.94%, (3 Month USD LIBOR + 3.75%), 09/21/28 (g)	207	199
Term Loan, 0.00%, (SOFR + 5.00%), 11/09/28 (g) (q)	85	82
2022 Incremental Term Loan, 9.50%, (3 Month Term SOFR + 4.50%), 11/09/28 (g)	128	123
Open Text Corporation
2022 Term Loan B, 8.75%, (SOFR + 3.50%), 11/16/29 (g)	409	411
Optiv Security, Inc.
2023 Term Loan, 10.34%, (SOFR + 5.25%), 08/17/26 (g)	95	90
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 13.77%, (3 Month USD LIBOR + 8.25%), 06/02/26 (g)	69	58
Organon & Co
USD Term Loan , 8.25%, (3 Month USD LIBOR + 3.00%), 04/07/28 (g)	374	373
Oscar AcquisitionCo, LLC
Term Loan B, 9.50%, (3 Month Term SOFR + 4.50%), 04/29/29 (g)	278	271
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.40%, (1 Month USD LIBOR + 6.50%), 03/01/26 (g)	117	112
Pacific Bells, LLC
Term Loan B, 9.66%, (1 Month USD LIBOR + 4.50%), 10/12/28 (g)	143	140
Pacific Gas And Electric Company
2020 Term Loan B1, 8.19%, (1 Month USD LIBOR + 3.00%), 06/18/25 (g)	509	508
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 11/30/27 (g)	83	82
Par Petroleum, LLC
2023 Term Loan B, 9.61%, (3 Month Term SOFR + 4.25%), 02/14/30 (g)	75	73
Parexel International Corporation
2021 1st Lien Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 08/10/28 (g)	401	397
Patagonia Holdco LLC
Term Loan B1, 10.79%, (3 Month Term SOFR + 5.75%), 08/01/29 (g) (n)	211	178
PCI Gaming Authority
Term Loan, 7.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (g)	69	69
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 02/25/28 (g)	85	85
Pike Corporation
2022 Term Loan B, 8.65%, (SOFR + 3.50%), 01/21/28 (g)	84	84
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 9.48%, (3 Month USD LIBOR + 4.00%), 06/20/26 (g)	122	100
Polaris Newco LLC
USD Term Loan B, 9.16%, (3 Month USD LIBOR + 4.00%), 06/03/28 (g)	705	647
Power Stop, LLC
2022 Term Loan, 9.90%, (3 Month USD LIBOR + 4.75%), 01/26/29 (g)	232	171
PRA Health Sciences, Inc.
US Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/16/28 (g)	91	91
Pregis TopCo Corporation
1st Lien Term Loan, 9.02%, (SOFR + 3.75%), 07/25/26 (g)	72	72
2021 Incremental Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 07/31/26 (g)	74	73
Project Boost Purchaser, LLC
2019 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 05/22/26 (g)	54	53
Proofpoint, Inc.
1st Lien Term Loan, 8.40%, (3 Month USD LIBOR + 3.25%), 06/09/28 (g)	384	376
Rackspace Technology Global, Inc.
2021 Term Loan B, 8.00%, (3 Month USD LIBOR + 2.75%), 02/02/28 (g)	333	151
Rand Parent, LLC
2023 Term Loan B, 9.13%, (3 Month Term SOFR + 4.25%), 02/09/30 (g)	45	42
RC Buyer, Inc.
2021 Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 07/28/28 (g)	54	52
RealPage, Inc
1st Lien Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/28 (g)	334	326
Red Planet Borrower, LLC
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	103	87
Red Ventures, LLC
2023 Term Loan B, 8.15%, (3 Month Term SOFR + 3.00%), 02/24/30 (g)	128	127
Renaissance Holding Corp.
2023 Refi Term Loan, 9.90%, (1 Month USD LIBOR + 3.25%), 05/21/25 (g)	320	316
Restoration Hardware, Inc.
Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 10/15/28 (g)	88	85

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Reynolds Consumer Products LLC
Term Loan, 7.00%, (SOFR + 1.75%), 01/30/27 (g)	149	148
Reynolds Group Holdings Inc.
2020 Term Loan B2, 8.52%, (1 Month USD LIBOR + 3.25%), 02/03/26 (g)	119	119
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 09/20/28 (g)	31	31
Ring Container Technologies Group, LLC
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 08/12/28 (g)	84	83
RLG Holdings, LLC
2021 Term Loan, 9.40%, (1 Month USD LIBOR + 4.00%), 07/02/28 (g)	79	75
Rockwood Service Corporation
2020 Term Loan, 9.15%, (1 Month USD LIBOR + 4.25%), 12/21/26 (g)	156	156
Roper Industrial Products Investment Company LLC
USD Term Loan , 9.40%, (SOFR + 4.50%), 11/22/29 (g)	75	75
Runner Buyer, Inc.
2021 Term Loan B, 10.65%, (3 Month USD LIBOR + 5.50%), 10/08/28 (g)	69	53
RVR Dealership Holdings, LLC
Term Loan B, 8.97%, (SOFR + 3.75%), 02/08/28 (g)	64	60
Scientific Games Holdings LP
2022 USD Term Loan B, 8.42%, (3 Month Term SOFR + 3.50%), 02/03/29 (g)	248	245
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 06/20/24 (g)	297	264
2017 2nd Lien Term Loan, 13.73%, (3 Month USD LIBOR + 8.25%), 06/30/25 (g)	150	116
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.90%, (3 Month Term SOFR + 3.75%), 02/16/28 (g)	65	64
Shearer's Foods, Inc.
2021 Term Loan, 8.77%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	106	104
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.80%, (3 Month USD LIBOR + 3.75%), 09/16/27 (g)	220	229
Solis IV BV
USD Term Loan B1, 0.00%, (3 Month Term SOFR + 3.50%), 02/09/29 (g) (q)	100	95
USD Term Loan B1, 8.67%, (3 Month Term SOFR + 3.50%), 02/09/29 (g)	755	714
Sophia, L.P.
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 10/07/27 (g)	289	285
2022 Incremental Term Loan B, 9.40%, (SOFR + 4.25%), 10/07/27 (g)	30	29
Sovos Compliance, LLC
2021 Term Loan, 0.00%, (1 Month USD LIBOR + 4.50%), 08/11/28 (g) (q)	60	58
SP PF Buyer LLC
Term Loan, 9.65%, (1 Month USD LIBOR + 4.50%), 12/14/25 (g)	122	87
Spa Holdings 3 Oy
USD Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 03/18/28 (g)	103	96
Specialty Building Products Holdings, LLC
2021 Term Loan B, 8.41%, (1 Month USD LIBOR + 3.25%), 10/05/28 (g)	69	66
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 02/26/28 (g) (q)	180	154
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.00%), 02/26/28 (g)	861	735
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 8.16%, (1 Month USD LIBOR + 3.00%), 08/14/26 (g)	15	15
SRS Distribution Inc.
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 05/20/28 (g)	339	329
2022 Incremental Term Loan, 8.75%, (SOFR + 3.25%), 06/02/28 (g)	95	93
SS&C European Holdings Sarl
2018 Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	198	198
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.25%, (3 Month Term SOFR + 6.00%), 03/24/28 (g)	89	85
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/29/25 (g)	251	251
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (g)	184	184
Station Casinos LLC
2020 Term Loan B, 7.41%, (1 Month USD LIBOR + 2.25%), 01/30/27 (g)	305	304
Superannuation and Investments US LLC
USD Term Loan , 8.90%, (1 Month USD LIBOR + 3.75%), 09/23/28 (g)	49	49
Tempo Acquisition LLC
2022 Term Loan B, 8.10%, (SOFR + 3.00%), 08/31/28 (g) (n)	304	304
TGP Holdings III, LLC
2021 Term Loan, 8.40%, (3 Month USD LIBOR + 3.25%), 06/24/28 (g)	58	48
Topgolf Callaway Brands Corp.
Term Loan B, 8.75%, (3 Month Term SOFR + 3.50%), 03/14/30 (g)	264	264
TransDigm, Inc.
2022 Term Loan H, 8.15%, (3 Month Term SOFR + 3.25%), 02/28/27 (g)	50	50
2023 Term Loan I, 8.15%, (3 Month Term SOFR + 3.25%), 08/10/28 (g)	975	974
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 6.20%, (3 Month USD LIBOR + 1.50%), 02/28/25 (g) (n)	118	116
Term Loan, 10.02%, (3 Month Term SOFR + 8.50%), 05/29/26 (g) (m)	94	58
Traverse Midstream Partners LLC
2017 Term Loan, 8.94%, (SOFR + 3.75%), 09/22/24 (g)	70	69
TricorBraun Holdings, Inc.
2021 Term Loan, 8.52%, (1 Month USD LIBOR + 3.25%), 01/29/28 (g)	157	152
Triton Water Holdings, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (g) (q)	55	53
Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 03/16/28 (g)	484	467
Truck Hero, Inc.
2021 Term Loan B, 9.02%, (1 Month USD LIBOR + 3.75%), 01/20/28 (g)	122	115
TTM Technologies, Inc.
2023 Term Loan B, 7.89%, (SOFR + 2.75%), 05/23/30 (g)	84	84
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.42%, (1 Month USD LIBOR + 4.25%), 09/22/28 (g)	115	108
Uber Technologies, Inc.
2023 Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 02/27/30 (g)	177	177
2023 Term Loan B, 8.03%, (3 Month Term SOFR + 2.75%), 02/27/30 (g)	414	414
UFC Holdings, LLC
2021 Term Loan B, 8.04%, (3 Month USD LIBOR + 2.75%), 04/29/26 (g)	93	92
Ultimate Software Group Inc (The)
Term Loan B, 8.90%, (3 Month USD LIBOR + 3.75%), 04/08/26 (g)	231	228
2021 Term Loan, 0.00%, (3 Month Term SOFR + 3.25%), 05/03/26 (g) (q)	195	191
2021 Term Loan, 8.27%, (3 Month USD LIBOR + 3.25%), 05/03/26 (g)	899	882
2023 Incremental Term Loan, 9.78%, (SOFR + 4.50%), 05/03/26 (g)	100	100
2021 2nd Lien Term Loan, 0.00%, (3 Month Term SOFR + 5.25%), 05/03/27 (g) (q)	50	48

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
2021 2nd Lien Term Loan, 10.27%, (3 Month USD LIBOR + 5.25%), 05/03/27 (g)	205	198
United Airlines, Inc.
2021 Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 04/14/28 (g)	303	303
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 12/30/26 (g)	446	330
2020 Incremental Term Loan, 13.66%, (3 Month USD LIBOR + 8.50%), 12/30/26 (g)	29	22
Univision Communications Inc.
2021 First Lien Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 03/15/26 (g)	148	147
2022 First Lien Term Loan B, 9.15%, (3 Month Term SOFR + 4.25%), 06/10/29 (g)	60	59
Upstream Rehabilition, Inc.
2021 Term Loan, 9.41%, (SOFR + 4.25%), 11/20/26 (g)	77	68
US Radiology Specialists, Inc.
2020 Term Loan, 10.50%, (1 Month USD LIBOR + 5.25%), 12/10/27 (g)	73	71
USI, Inc.
2022 Incremental Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 11/16/29 (g)	358	357
Vaco Holdings, LLC
2022 Term Loan, 10.05%, (3 Month Term SOFR + 5.00%), 01/07/29 (g)	34	31
Veritas US Inc.
2021 USD Term Loan B, 0.00%, (3 Month USD LIBOR + 5.00%), 09/01/25 (g) (q)	10	8
2021 USD Term Loan B, 10.15%, (3 Month USD LIBOR + 5.00%), 09/01/25 (g)	209	170
Verscend Holding Corp.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 08/27/25 (g)	346	346
Vertical US Newco Inc
Term Loan B, 0.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (g) (q)	70	69
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (g)	38	38
Vertiv Group Corporation
2021 Term Loan B, 7.94%, (1 Month USD LIBOR + 2.75%), 03/02/27 (g)	329	328
VFH Parent LLC
2022 Term Loan B, 8.19%, (SOFR + 3.00%), 01/07/29 (g)	252	251
Victoria's Secret & Co.
Term Loan B, 8.51%, (3 Month USD LIBOR + 3.25%), 06/30/28 (g)	153	150
Virgin Pulse, Inc.
2021 Term Loan, 9.27%, (1 Month USD LIBOR + 4.00%), 03/30/28 (g)	178	167
Vistra Operations Company LLC
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	55	55
1st Lien Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 12/11/25 (g)	221	220
VM Consolidated, Inc.
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 03/19/28 (g)	166	166
VS Buyer, LLC
Term Loan B, 8.52%, (3 Month USD LIBOR + 3.00%), 02/19/27 (g)	293	288
W. R. Grace & Co.-Conn.
2021 Term Loan B, 8.94%, (3 Month USD LIBOR + 3.75%), 08/11/28 (g)	148	147
Walker & Dunlop, Inc.
2021 Term Loan, 7.50%, (SOFR + 2.25%), 10/14/28 (g)	108	107
Weber-Stephen Products LLC
Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 10/20/27 (g)	100	87
WH Borrower, LLC
Term Loan, 10.49%, (SOFR + 5.50%), 02/09/27 (g)	144	141
2023 Incremental Term Loan, 10.49%, (SOFR + 5.50%), 02/15/27 (g) (m)	180	177
Whatabrands LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 07/21/28 (g)	354	351
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.02%, (3 Month USD LIBOR + 2.75%), 03/31/28 (g)	133	114
Windsor Holdings III, LLC
Term Loan, 0.00%, (SOFR + 4.50%), 06/21/30 (g) (q)	200	196
Windstream Services, LLC
2020 Exit Term Loan B, 0.00%, (SOFR + 6.25%), 08/24/27 (g) (q)	100	93
2020 Exit Term Loan B, 11.50%, (SOFR + 6.25%), 08/24/27 (g)	185	172
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 07/22/28 (g)	217	206
Zayo Group Holdings, Inc.
USD Term Loan , 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (g)	530	415
Zekelman Industries, Inc.
2020 Term Loan, 7.20%, (3 Month USD LIBOR + 2.00%), 01/17/27 (g)	96	95
Zelis Healthcare Corporation
2021 Term Loan, 8.69%, (1 Month USD LIBOR + 3.50%), 09/30/26 (g) (n)	225	225
		79,095
Communication Services 0.4%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 07/30/28 (g)	166	165
AP Core Holdings II, LLC
High-Yield Term Loan B2, 10.65%, (1 Month USD LIBOR + 5.50%), 07/21/27 (g)	175	169
Cablevision Lightpath LLC
Term Loan B, 8.44%, (1 Month USD LIBOR + 3.25%), 09/15/27 (g)	49	47
Carnival Corporation
USD Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 06/29/25 (g)	131	131
Charter Communications Operating, LLC
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (g)	826	821
2019 Term Loan B2, 6.90%, (1 Month Term SOFR + 1.75%), 02/01/27 (g)	2	2
Connect Finco Sarl
2021 Term Loan B, 8.66%, (1 Month USD LIBOR + 3.50%), 12/11/26 (g)	81	81
Consolidated Communications, Inc.
2021 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 09/15/27 (g)	331	291
Coral-US Co-Borrower, LLC
2021 Term Loan B6, 8.19%, (1 Month USD LIBOR + 3.00%), 09/23/29 (g)	55	54
CSC Holdings, LLC
2022 Term Loan B6, 9.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (g)	511	470
Dotdash Meredith Inc
Term Loan B, 9.26%, (1 Month Term SOFR + 4.00%), 11/23/28 (g)	421	383
Fluidra, S.A.
2022 USD Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/21/29 (g)	177	176
Gray Television, Inc.
2021 Term Loan D, 8.27%, (1 Month USD LIBOR + 3.00%), 10/27/28 (g)	163	159
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (g)	55	54
Level 3 Financing Inc.
2019 Term Loan B, 7.02%, (1 Month USD LIBOR + 1.75%), 03/01/27 (g)	192	178
MH Sub I, LLC
2023 Term Loan, 9.42%, (1 Month Term SOFR + 4.25%), 04/13/28 (g)	811	777

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Radiate Holdco, LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/25/26 (g)	325	270
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 8.19%, (1 Month USD LIBOR + 3.00%), 08/12/28 (g)	84	83
Sinclair Television Group Inc.
Term Loan B2B, 7.77%, (1 Month USD LIBOR + 2.50%), 07/18/26 (g)	87	77
2022 Term Loan B4, 9.00%, (1 Month Term SOFR + 3.75%), 04/13/29 (g)	74	56
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 8.16%, (1 Month USD LIBOR + 3.00%), 08/14/26 (g)	162	162
Univision Communications Inc.
2022 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 05/06/28 (g)	474	464
Virgin Media Bristol LLC
USD Term Loan N, 7.69%, (1 Month USD LIBOR + 2.50%), 10/03/27 (g)	286	284
		5,354
Information Technology 0.3%
Ascend Learning, LLC
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 11/18/28 (g) (q)	115	108
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (g)	308	289
Athenahealth Group, Inc.
2022 Term Loan B, 8.59%, (1 Month Term SOFR + 3.50%), 01/27/29 (g)	752	723
AZZ Inc.
Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 05/06/29 (g)	198	198
ConnectWise, LLC
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 09/23/28 (g)	282	274
Epicor Software Corporation
2020 Term Loan, 8.52%, (1 Month USD LIBOR + 3.25%), 07/21/27 (g)	215	212
Galaxy US Opco Inc.
Term Loan, 9.90%, (1 Month Term SOFR + 4.75%), 04/19/29 (g)	89	83
McAfee, LLC
2022 USD Term Loan B, 9.01%, (1 Month Term SOFR + 3.75%), 02/03/29 (g)	282	269
MKS Instruments, Inc.
2022 USD Term Loan B, 7.94%, (1 Month Term SOFR + 2.75%), 04/08/29 (g)	323	323
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 8.50%, (1 Month USD LIBOR + 3.25%), 09/04/25 (g)	24	24
NortonLifeLock Inc.
2022 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/28/29 (g)	536	533
Park Place Technologies, LLC
2020 Term Loan, 10.25%, (1 Month Term SOFR + 5.00%), 11/10/27 (g)	195	189
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (g)	910	892
SS&C Technologies Inc.
2018 Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (g)	222	222
2018 Term Loan B5, 6.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (g)	111	111
Zayo Group Holdings, Inc.
2022 USD Incremental Term Loan B, 9.40%, (1 Month Term SOFR + 4.25%), 03/09/27 (g)	207	164
		4,614
Industrials 0.2%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.90%, (1 Month Term SOFR + 3.75%), 06/17/28 (g)	213	209
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.25%, (1 Month Term SOFR + 5.00%), 02/14/28 (g)	29	28
APi Group DE, Inc.
Term Loan B, 7.75%, (1 Month USD LIBOR + 2.50%), 09/25/26 (g)	89	89
2021 Incremental Term Loan B, 8.00%, (1 Month USD LIBOR + 2.75%), 10/07/28 (g)	31	31
Archkey Solutions LLC
Term Loan, 10.40%, (1 Month USD LIBOR + 5.25%), 06/30/28 (g)	54	54
AssuredPartners, Inc.
2021 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 02/12/27 (g)	73	72
BrightView Landscapes, LLC
2022 Term Loan B, 8.40%, (1 Month Term SOFR + 3.25%), 04/14/29 (g)	24	23
Brookfield WEC Holdings Inc.
2022 Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 08/01/25 (g)	274	274
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 02/07/26 (g)	334	328
2021 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 12/30/28 (g)	99	96
Clean Harbors Inc.
2021 Incremental Term Loan B, 7.15%, (1 Month USD LIBOR + 2.00%), 09/21/28 (g)	39	39
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.65%, (1 Month Term SOFR + 3.75%), 03/05/27 (g)	121	117
DG Investment Intermediate Holdings 2, Inc.
2022 Incremental Term Loan, 9.90%, (1 Month Term SOFR + 4.75%), 03/31/28 (g)	154	151
2021 2nd Lien Term Loan, 12.02%, (1 Month USD LIBOR + 6.75%), 03/18/29 (g)	75	66
Driven Holdings, LLC
Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 11/17/28 (g)	35	34
EAB Global, Inc.
2021 Term Loan, 8.87%, (1 Month USD LIBOR + 3.50%), 12/31/24 (g)	39	39
Entegris, Inc.
2023 Term Loan B, 7.90%, (1 Month Term SOFR + 2.75%), 07/06/29 (g)	84	84
ERM Emerald US Inc.
USD Term Loan B1, 8.41%, (1 Month USD LIBOR + 3.25%), 06/24/26 (g)	6	6
Griffon Corporation
Term Loan B, 7.64%, (1 Month Term SOFR + 2.50%), 01/24/29 (g)	205	204
LBM Acquisition LLC
Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 12/08/27 (g)	113	108
LCPR Loan Financing LLC
2021 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.75%), 09/25/28 (g)	40	40
Midas Intermediate Holdco II, LLC
2022 PIK Term Loan, 11.93%, (1 Month Term SOFR + 8.35%), 06/30/27 (g) (n)	92	80
Osmose Utilities Services, Inc.
Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 06/18/28 (g)	10	10
Pathway Vet Alliance LLC
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 03/31/27 (g)	239	211
Pike Corporation
2021 Incremental Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 01/15/28 (g)	101	100
Sabert Corporation
Term Loan B, 9.69%, (1 Month USD LIBOR + 4.50%), 11/22/26 (g)	167	167
SITEL Worldwide Corporation
2021 USD Term Loan, 8.91%, (1 Month USD LIBOR + 3.75%), 07/28/28 (g)	105	102
Smyrna Ready Mix Concrete, LLC
Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 03/24/29 (g)	164	164
Standard Industries Inc.
2021 Term Loan B, 7.69%, (1 Month USD LIBOR + 2.25%), 08/05/28 (g)	75	75

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Trans Union, LLC
2019 Term Loan B5, 7.00%, (1 Month USD LIBOR + 1.75%), 11/13/26 (g)	116	115
2021 Term Loan B6, 7.52%, (1 Month USD LIBOR + 2.25%), 11/16/28 (g)	207	206
U.S. Silica Company
2023 Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 03/16/30 (g)	107	106
USIC Holdings, Inc.
2021 Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 05/06/28 (g)	103	98
White Cap Buyer LLC
Term Loan B, 8.90%, (1 Month Term SOFR + 3.75%), 10/08/27 (g)	151	150
		3,676
Financials 0.2%
Acrisure, LLC
2020 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (g)	517	501
AmWINS Group, Inc.
2023 Incremental Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 02/19/28 (g)	70	70
Asurion LLC
2020 Term Loan B8, 8.40%, (1 Month USD LIBOR + 3.25%), 12/31/23 (g)	1,418	1,363
2021 2nd Lien Term Loan B3, 10.40%, (1 Month USD LIBOR + 5.25%), 02/05/28 (g)	375	318
2021 Second Lien Term Loan B4, 10.40%, (1 Month USD LIBOR + 5.25%), 01/15/29 (g)	145	121
Avis Budget Car Rental, LLC
2022 Term Loan C, 8.75%, (1 Month Term SOFR + 3.50%), 03/15/29 (g)	79	79
Broadstreet Partners, Inc.
2023 Term Loan B3, 9.16%, (1 Month Term SOFR + 4.00%), 01/26/29 (g)	125	124
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 11/04/28 (g)	202	165
Ryan Specialty Group, LLC
Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 07/23/27 (g)	175	175
		2,916
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (g)	186	184
Academy, Ltd.
2021 Term Loan, 8.92%, (1 Month USD LIBOR + 3.75%), 11/05/27 (g)	145	145
American Trailer World Corp.
Term Loan B, 9.00%, (1 Month Term SOFR + 3.75%), 02/17/28 (g)	202	181
Aramark Services, Inc.
2019 Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 12/04/26 (g)	117	115
Clarios Global LP
2023 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 04/20/30 (g)	245	244
CWGS Group, LLC
2021 Term Loan B, 7.66%, (1 Month USD LIBOR + 2.50%), 05/25/28 (g)	337	321
Dave & Buster's, Inc.
2022 Term Loan B, 10.31%, (1 Month Term SOFR + 5.00%), 06/23/29 (g)	94	94
Empire Today, LLC
2021 Term Loan B, 10.15%, (1 Month USD LIBOR + 5.00%), 04/01/28 (g)	79	62
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 10/19/27 (g)	102	101
PENN Entertainment, Inc.
2022 Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 04/13/29 (g)	64	64
Pilot Travel Centers LLC
2021 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/29/28 (g)	250	250
Playa Resorts Holding B.V.
2022 Term Loan B, 9.34%, (1 Month Term SOFR + 4.25%), 11/22/28 (g)	109	109
Restoration Hardware, Inc.
2022 Incremental Term Loan, 8.50%, (1 Month Term SOFR + 3.25%), 10/20/28 (g)	297	286
Scientific Games International, Inc.
2022 USD Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 04/07/29 (g)	262	262
Sweetwater Borrower, LLC
Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 12/31/24 (g)	220	208
Tory Burch LLC
Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 04/14/28 (g)	207	199
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.45%, (1 Month Term SOFR + 2.25%), 05/19/30 (g)	70	70
		2,895
Materials 0.1%
Berry Global, Inc.
2021 Term Loan Z, 6.97%, (1 Month USD LIBOR + 1.75%), 07/01/26 (g)	177	177
Chemours Company (The)
2018 USD Term Loan B, 7.00%, (1 Month USD LIBOR + 1.75%), 03/27/25 (g)	50	49
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.43%, (1 Month Term SOFR + 4.17%), 03/30/29 (g)	742	730
Graham Packaging Company Inc.
2021 Term Loan, 8.27%, (1 Month USD LIBOR + 3.00%), 08/04/27 (g)	170	169
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 01/21/26 (g)	235	234
RelaDyne Inc.
2023 Incremental Term Loan, 10.15%, (1 Month Term SOFR + 5.00%), 12/23/28 (g)	210	207
Reynolds Group Holdings Inc.
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 09/20/28 (g)	87	87
		1,653
Consumer Staples 0.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 09/19/25 (g)	39	36
2021 Incremental Term Loan, 10.02%, (1 Month USD LIBOR + 4.75%), 10/01/25 (g)	34	32
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 03/17/28 (g)	73	71
Del Monte Foods, Inc.
2022 Term Loan, 9.44%, (1 Month Term SOFR + 4.25%), 02/15/29 (g)	351	339
Froneri International Ltd.
2020 USD Term Loan, 7.41%, (1 Month USD LIBOR + 2.25%), 01/29/27 (g)	120	119
WOOF Holdings, Inc
1st Lien Term Loan, 8.95%, (1 Month USD LIBOR + 3.75%), 12/16/27 (g)	221	216
		813
Health Care 0.0%
Avantor Funding, Inc.
2021 Term Loan B5, 7.50%, (1 Month USD LIBOR + 2.25%), 11/08/27 (g)	141	140
Cano Health LLC
2022 Term Loan, 9.25%, (1 Month Term SOFR + 4.00%), 11/23/27 (g)	189	158
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.26%, (1 Month Term SOFR + 5.00%), 10/20/27 (g)	6	6
2020 Term Loan B, 10.26%, (1 Month Term SOFR + 5.00%), 10/20/27 (g)	46	45
Perrigo Investments, LLC
Term Loan B, 7.45%, (1 Month Term SOFR + 2.50%), 04/05/29 (g) (n)	129	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Surgery Center Holdings, Inc.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 08/31/26 (g)	156	156
		633
Total Senior Floating Rate Instruments (cost $104,463)		101,649
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	73
Chesapeake Energy Corporation	5	394
Limetree Bay Cayman Limited (e) (m)	—	1
Mesquite Energy, Inc. (e) (m)	4	228
		696
Health Care 0.0%
ACNR Holdings Inc. (e) (m)	—	261
Consumer Discretionary 0.0%
Old Claimco, LLC (e) (m)	5	88
Information Technology 0.0%
Micron Technology, Inc.	1	61
Industrials 0.0%
Azul S/A - ADR (e) (j)	2	34
Financials 0.0%
AFLAC Incorporated (e)	2	28
Total Common Stocks (cost $352)		1,168
WARRANTS 0.0%
California Resources Corporation (e)	—	5
Cineworld Group PLC (e) (o)	12	—
Nostrum Oil & Gas PLC (e) (m)	10	—
Total Warrants (cost $0)		5
SHORT TERM INVESTMENTS 6.0%
Investment Companies 5.6%
JNL Government Money Market Fund - Class I, 4.78% (r) (s)	84,712	84,712
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.95% (r) (s)	6,743	6,743
Total Short Term Investments (cost $91,455)		91,455
Total Investments 109.0% (cost $1,784,114)		1,650,734
Total Purchased Options 0.0% (cost $859)		696
Other Derivative Instruments 0.0%		440
Other Assets and Liabilities, Net (9.0)%		(137,592)
Total Net Assets 100.0%		1,514,278

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $137,713.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $141,295 and 9.3% of the Fund.

(e) Non-income producing security.

(f) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) All or a portion of the security was on loan as of June 30, 2023.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(q) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25%	06/27/19	190	189	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	198	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	170	188	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	121	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	122	117	—
Leviathan Bond Ltd, 6.50%, 06/30/27	12/13/22	24	24	—
Mesquite Energy, Inc., 15.00%, 07/15/23	11/05/20	52	329	0.1
Mesquite Energy, Inc., 15.00%, 07/15/23	07/09/20	30	190	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	14	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	6	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	199	188	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	214	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	40	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	12	—
Sibur Securities Designated Activity Company, 0.00%, 07/08/25	10/06/20	51	33	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	83	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	70	65	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	111	—
		5,713	2,122	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	22	October 2023	4,535	—	(61)

Short Contracts
United States 10 Year Note	(192)	September 2023	(21,883)	(27)	328
United States 5 Year Note	(72)	October 2023	(7,827)	—	116
United States Long Bond	(13)	September 2023	(1,654)	(10)	4
United States Ultra Bond	(4)	September 2023	(539)	(5)	(6)
				(42)	442

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	3.75	(A)	09/20/28	1,789	1	(18)
U.S. SOFR (A)	Paying	3.50	(A)	09/20/33	192	1	(1)
U.S. SOFR (A)	Paying	3.25	(A)	09/20/53	32	—	—
						2	(19)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 05/24/33	JPM	Call	3.31	05/22/28	5,700,000	175
U.S. SOFR, 06/12/33	JPM	Call	3.26	06/08/28	3,200,000	114
U.S. SOFR, 04/25/33	JPM	Call	3.07	04/21/28	1,700,000	53
U.S. SOFR, 05/24/33	JPM	Put	3.31	05/22/28	5,700,000	197
U.S. SOFR, 06/12/33	JPM	Put	3.26	06/08/28	3,200,000	99
U.S. SOFR, 04/25/33	JPM	Put	3.07	04/21/28	1,700,000	58
						696

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	21	18	3
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	24	22	2
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	40	35	5
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	115	121	(6)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	210	60	61	(1)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	54	55	(1)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	14	15	(1)
CMBX.NA.BBB-.13 (M)	GSC	N/A	3.00	12/16/72	140	43	38	5
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	14	6	8
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	9	8	1
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	23	21	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	78	83	(5)
					2,630	495	483	12
Credit default swap agreements - sell protection
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(15)	(23)	8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	858,468	—	858,468
Corporate Bonds And Notes	—	444,620	519	445,139
Non-U.S. Government Agency Asset-Backed Securities	—	152,850	—	152,850
Senior Floating Rate Instruments	—	100,137	1,512	101,649
Common Stocks	590	—	578	1,168
Warrants	5	—	—	5
Short Term Investments	91,455	—	—	91,455
	92,050	1,556,075	2,609	1,650,734
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	448	—	—	448
Centrally Cleared Interest Rate Swap Agreements	—	—	—	—
OTC Purchased Options	—	696	—	696
OTC Credit Default Swap Agreements	—	34	—	34
	448	730	—	1,178
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(67)	—	—	(67)
Centrally Cleared Interest Rate Swap Agreements	—	(19)	—	(19)
OTC Credit Default Swap Agreements	—	(14)	—	(14)
	(67)	(33)	—	(100)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.2%
United States of America 59.0%
Alliant Energy Corporation	591	31,001
American Tower Corporation	188	36,465
CenterPoint Energy, Inc.	580	16,915
Cheniere Energy, Inc.	191	29,129
Crown Castle Inc.	294	33,452
CSX Corporation	683	23,296
Dominion Energy, Inc.	515	26,662
DT Midstream, Inc.	367	18,187
Duke Energy Corporation	470	42,200
Entergy Corporation	346	33,668
Evergy, Inc.	249	14,521
FirstEnergy Corp.	565	21,978
NextEra Energy, Inc.	486	36,026
Pinnacle West Capital Corporation	140	11,384
PPL Corporation	961	25,432
Republic Services, Inc.	55	8,384
Targa Resources Corp.	275	20,966
The Southern Company	518	36,373
Union Pacific Corporation	154	31,594
Xcel Energy Inc.	352	21,898
		519,531
Australia 9.3%
Atlas Arteria Limited	5,880	24,432
Transurban Holdings Limited	6,022	57,384
		81,816
China 5.5%
Beijing Capital International Airport Co., Ltd. - Class H (a)	11,116	7,210
ENN energy Holdings Limited	1,831	22,904
Guangdong Investment Limited	11,020	9,531
Jiangsu Expressway Company Limited - Class H	9,320	8,592
		48,237
France 4.9%
Getlink S.E.	921	15,653
Rubis	462	11,225
VINCI	139	16,134
		43,012
Mexico 4.7%
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	933	26,080
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	1,504	15,089
		41,169
Canada 4.1%
AltaGas Ltd.	681	12,238
Emera Incorporated	569	23,447
		35,685
Switzerland 2.6%
Flughafen Zurich AG - Class N	110	22,825
United Kingdom 2.2%
SSE PLC	839	19,662
Italy 2.0%
Hera S.p.A.	2,787	8,283
Infrastrutture Wireless Italiane S.p.A. (b)	725	9,555
		17,838
Brazil 1.7%
CCR S.A.	5,238	15,349
Spain 1.7%
AENA, S.M.E., S.A. (b)	94	15,130
Japan 1.5%
West Japan Railway Company	308	12,831
Total Common Stocks (cost $891,652)		873,085
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	2,943	2,943
Total Short Term Investments (cost $2,943)		2,943
Total Investments 99.5% (cost $894,595)		876,028
Other Assets and Liabilities, Net 0.5%		4,665
Total Net Assets 100.0%		880,693

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	05/06/22	12,811	15,130	1.7
Infrastrutture Wireless Italiane S.p.A.	04/08/21	8,425	9,555	1.1
		21,236	24,685	2.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	611,734	261,351	—	873,085
Short Term Investments	2,943	—	—	2,943
	614,677	261,351	—	876,028

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 51.2%
Health Care 12.2%
1375209 BC Ltd
9.00%, 01/30/28 (a)	5,151	5,164
AbbVie Inc.
3.80%, 03/15/25	7,500	7,293
Amgen Inc.
5.25%, 03/02/33	4,000	4,004
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	5,220	4,614
6.13%, 02/01/27 (a)	11,732	7,511
5.75%, 08/15/27 (a)	4,700	2,875
11.00%, 09/30/28 (a) (b)	9,144	6,505
Centene Corporation
4.25%, 12/15/27	5,000	4,679
4.63%, 12/15/29	4,780	4,408
Community Health Systems, Inc.
8.00%, 03/15/26 (a)	40,000	38,967
6.88%, 04/15/29 (a)	12,847	8,022
6.13%, 04/01/30 (a)	8,000	4,844
5.25%, 05/15/30 (a) (b)	8,000	6,327
CVS Health Corporation
4.30%, 03/25/28	3,500	3,372
5.25%, 02/21/33	3,500	3,486
5.05%, 03/25/48	1,600	1,480
DaVita Inc.
4.63%, 06/01/30 (a)	12,182	10,461
3.75%, 02/15/31 (a)	2,000	1,604
Endo Designated Activity Company
0.00%, 10/15/24 (a) (c) (d)	2,500	1,864
GE HealthCare Technologies Inc.
5.91%, 11/22/32	4,000	4,182
HCA Inc.
5.50%, 06/01/33	8,500	8,485
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	10,000	8,698
5.25%, 10/01/29 (a)	4,500	3,906
Mylan II B.V.
3.95%, 06/15/26	2,700	2,565
Par Pharmaceutical, Inc.
0.00%, 04/01/27 (a) (c) (d)	4,724	3,518
Royalty Pharma PLC
2.20%, 09/02/30	2,500	2,011
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,950
6.13%, 06/15/30	20,000	19,709
UnitedHealth Group Incorporated
5.35%, 02/15/33 (b)	5,000	5,195
		191,699
Consumer Discretionary 7.1%
Amazon.com, Inc.
3.60%, 04/13/32	3,000	2,800
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,000	3,015
Carnival Corporation
7.63%, 03/01/26 (a)	4,500	4,407
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	6,215	5,062
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	10,000	9,956
Expedia Group, Inc.
3.80%, 02/15/28 (b)	3,871	3,626
Fertitta Entertainment LLC
4.63%, 01/15/29 (a)	3,100	2,726
6.75%, 01/15/30 (a) (b)	3,000	2,547
Ford Motor Company
4.35%, 12/08/26 (b)	5,000	4,842
3.25%, 02/12/32	3,000	2,356
General Motors Company
5.60%, 10/15/32	2,500	2,424
5.15%, 04/01/38	3,500	3,119
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	2,160
4.30%, 04/06/29	5,000	4,592
6.40%, 01/09/33	3,500	3,560
Lowe`s Companies, Inc.
5.00%, 04/15/33 (b)	7,000	6,924
McDonald's Corporation
4.60%, 09/09/32 (b)	4,000	3,962
PENN Entertainment, Inc.
4.13%, 07/01/29 (a)	7,000	5,738
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	7,000	6,794
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (b)	7,500	6,764
Univision Communications Inc.
6.63%, 06/01/27 (a)	8,000	7,719
Warnermedia Holdings, Inc.
3.76%, 03/15/27	3,000	2,799
4.28%, 03/15/32	3,000	2,658
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	9,344
5.25%, 05/15/27 (a)	2,000	1,896
		111,790
Industrials 6.7%
American Airlines, Inc.
5.50%, 04/20/26 (a)	10,000	9,913
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	3,000	2,796
5.25%, 08/15/27 (a)	12,500	10,638
Carrier Global Corporation
2.72%, 02/15/30	2,500	2,152
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,000	3,794
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (a)	5,500	5,457
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (a)	6,500	6,447
9.25%, 04/15/27 (a)	13,000	12,013
Raytheon Technologies Corporation
3.95%, 08/16/25	7,000	6,860
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,690	3,291
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (a)	3,000	2,687
The Boeing Company
5.04%, 05/01/27 (e)	2,000	1,976
3.20%, 03/01/29	5,500	4,920
5.15%, 05/01/30 (e)	12,000	11,888
TransDigm Inc.
6.25%, 03/15/26 (a)	5,000	4,976
6.75%, 08/15/28 (a)	5,300	5,328
Union Pacific Corporation
4.50%, 01/20/33	4,000	3,937
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	5,000	5,059
		104,132
Financials 6.5%
Bank of America Corporation
6.25%, (100, 09/05/24) (f)	2,500	2,469
3.42%, 12/20/28	10,000	9,164
Barclays PLC
5.75%, 08/09/33 (b) (g)	8,500	8,173
7.44%, 11/02/33 (g)	5,000	5,408
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,175
5.25%, 07/26/30	7,500	7,092
Citigroup Inc.
4.13%, 07/25/28	7,500	7,056
6.27%, 11/17/33	3,000	3,183
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,712
4.95%, 05/28/27	4,000	3,774
7.35%, 03/06/30	3,000	3,062

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
8.55%, (3 Month USD LIBOR + 3.25%), (100, 08/01/23) (f) (h)	1,800	1,800
KeyBank National Association
4.90%, 08/08/32	1,500	1,189
Morgan Stanley
6.34%, 10/18/33	4,000	4,261
5.25%, 04/21/34	4,000	3,946
The Charles Schwab Corporation
5.64%, 05/19/29	3,000	3,013
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,279
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	4,105
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,828
U.S. Bancorp
5.85%, 10/21/33	4,500	4,520
Wells Fargo & Company
3.20%, 06/17/27	4,000	3,754
		100,963
Consumer Staples 4.5%
APX Group, Inc.
5.75%, 07/15/29 (a)	9,000	7,825
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,738
B.A.T. Capital Corporation
3.22%, 08/15/24	2,500	2,426
3.56%, 08/15/27	18,922	17,399
Haleon US Capital LLC
3.63%, 03/24/32	4,250	3,807
JBS USA Food Company
5.75%, 04/01/33 (a)	4,000	3,767
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,000	4,261
5.75%, 11/01/28 (a) (b)	6,000	4,516
Philip Morris International Inc.
5.38%, 02/15/33	5,000	4,991
Pilgrim's Pride Corporation
6.25%, 07/01/33	4,500	4,378
Target Corporation
4.50%, 09/15/32	3,000	2,929
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	8,097
6.00%, 12/15/29 (a)	4,000	3,979
		71,113
Information Technology 3.9%
Apple Inc.
3.35%, 08/08/32 (b)	3,500	3,266
Broadcom Inc.
4.15%, 11/15/30	5,000	4,602
2.45%, 02/15/31 (a)	2,500	2,036
4.15%, 04/15/32 (a)	4,500	4,077
Commscope Finance LLC
8.25%, 03/01/27 (a) (b)	10,000	7,997
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	7,324	6,835
HP, Inc.
4.00%, 04/15/29 (b)	5,000	4,661
5.50%, 01/15/33	5,000	4,915
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,157
5.88%, 02/09/33	1,000	995
Oracle Corporation
2.95%, 04/01/30	4,500	3,928
2.88%, 03/25/31	5,000	4,264
6.25%, 11/09/32	4,000	4,246
Workday, Inc.
3.80%, 04/01/32 (b)	6,000	5,403
		61,382
Materials 2.7%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a) (b)	5,000	4,476
ArcelorMittal
6.80%, 11/29/32	6,000	6,143
Celanese US Holdings LLC
6.17%, 07/15/27 (e)	6,000	5,987
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (a)	5,000	4,672
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	2,500	2,566
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (a)	3,000	2,859
4.38%, 04/01/31 (a)	3,000	2,560
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,361
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	5,000	3,965
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a) (b)	8,000	7,173
		42,762
Communication Services 2.7%
CCO Holdings, LLC
5.13%, 05/01/27 (a)	3,300	3,069
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	3,922
7.50%, 06/01/29 (a)	2,000	1,482
Commscope, Inc.
7.13%, 07/01/28 (a) (b)	5,000	3,552
CSC Holdings, LLC
5.50%, 04/15/27 (a)	4,000	3,330
DISH DBS Corporation
5.25%, 12/01/26 (a)	4,000	3,226
Meta Platforms, Inc.
3.85%, 08/15/32	5,000	4,644
Netflix, Inc.
4.38%, 11/15/26	5,000	4,886
Sprint Corporation
7.13%, 06/15/24	5,500	5,553
Stagwell Inc.
5.63%, 08/15/29 (a)	3,000	2,582
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	5,844
		42,090
Energy 2.5%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (a)	1,944	1,950
11.00%, 04/15/25 (a)	7,000	7,260
8.13%, 01/15/27 (a)	3,000	2,882
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	4,500	4,082
Chesapeake Energy Corporation
5.88%, 02/01/29 (a)	3,000	2,849
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,078
The Williams Companies, Inc.
5.65%, 03/15/33	4,400	4,460
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	2,500	2,543
Weatherford International Ltd.
6.50%, 09/15/28 (a) (b)	5,500	5,523
8.63%, 04/30/30 (a) (b)	6,000	6,096
		39,723
Utilities 1.4%
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	4,762
The Southern Company
5.70%, 10/15/32	5,000	5,183
Vistra Corp.
7.00%, (100, 12/15/26) (a) (f)	8,300	7,248
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	5,500	4,814
		22,007
Real Estate 1.0%
American Tower Corporation
5.65%, 03/15/33	4,500	4,585
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
MPT Operating Partnership, L.P.
5.00%, 10/15/27	3,465	2,909
3.50%, 03/15/31	5,000	3,454
VICI Properties L.P.
5.13%, 05/15/32	4,500	4,207
		15,155
Total Corporate Bonds And Notes (cost $838,977)		802,816
COMMON STOCKS 23.7%
Financials 4.4%
Bank of America Corporation	300	8,607
Citigroup Inc.	150	6,906
Fifth Third Bancorp	270	7,077
JPMorgan Chase & Co.	25	3,636
Morgan Stanley	213	18,196
The Charles Schwab Corporation	100	5,668
The Goldman Sachs Group, Inc.	15	4,848
The PNC Financial Services Group, Inc.	12	1,511
Truist Financial Corporation	385	11,685
		68,134
Information Technology 3.5%
Analog Devices, Inc.	65	12,663
Cisco Systems, Inc.	175	9,055
Qualcomm Incorporated	24	2,857
Texas Instruments Incorporated	170	30,666
		55,241
Utilities 3.5%
American Electric Power Company, Inc.	50	4,210
Dominion Energy, Inc.	200	10,358
DTE Energy Company	50	5,501
Duke Energy Corporation	70	6,282
Edison International	100	6,945
Sempra Energy	50	7,280
The Southern Company	200	14,050
		54,626
Industrials 3.5%
Honeywell International Inc.	23	4,771
Lockheed Martin Corporation	35	16,113
Northrop Grumman Corporation	20	9,116
Raytheon Technologies Corporation	63	6,210
Union Pacific Corporation	50	10,231
United Parcel Service, Inc. - Class B	45	8,066
		54,507
Energy 3.1%
Chevron Corporation	125	19,669
Exxon Mobil Corporation	110	11,798
Shell PLC - Class A - ADR	150	9,057
TotalEnergies SE - ADR	150	8,646
		49,170
Health Care 2.4%
AbbVie Inc.	35	4,716
Amgen Inc.	35	7,771
Bristol-Myers Squibb Company	40	2,558
CVS Health Corporation	60	4,148
Johnson & Johnson	75	12,414
Pfizer Inc.	176	6,456
		38,063
Consumer Staples 1.4%
Philip Morris International Inc.	75	7,322
Target Corporation	50	6,595
The Procter & Gamble Company	50	7,587
		21,504
Communication Services 0.9%
The Walt Disney Company (c)	70	6,250
Verizon Communications Inc.	200	7,438
		13,688
Materials 0.8%
Rio Tinto PLC - ADR	201	12,814
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,728
Total Common Stocks (cost $349,134)		371,475
EQUITY LINKED STRUCTURED NOTES 14.2%
Barclays Bank PLC
(JPMorgan Chase & Co.), 8.00%, 09/08/23 (h)	97	13,450
(Ford Motor Company), 12.00%, 02/16/24 (h)	300	4,236
BNP Paribas Issuance B.V.
(Comcast Corporation), 8.50%, 08/10/23 (h)	339	14,193
(AbbVie Inc.), 8.00%, 03/12/24 (h) (i)	80	10,990
(Pfizer Inc.), 8.50%, 06/10/24 (a) (h)	145	5,392
Citigroup Global Markets Holdings Inc.
(Exxon Mobil Corporation), 9.50%, 02/22/24 (h)	90	9,880
Goldman Sachs International
(Newmont Corporation), 10.00%, 07/05/23 (h)	75	3,143
JPMorgan Chase Bank, National Association
(LyondellBasell Industries NV), 11.00%, 01/22/24 (h)	56	5,155
(Bank of America Corporation), 9.00%, 02/02/24 (a) (h)	315	9,371
Merrill Lynch International & Co. C.V.
(Union Pacific Corporation), 9.00%, 11/01/23 (h)	25	5,159
(Chevron Corporation), 10.00%, 12/04/23 (h)	30	4,796
(Broadcom Inc.), 10.00%, 12/05/23 (h)	15	8,599
(Raytheon Technologies Corporation), 7.50%, 05/08/24 (h)	110	10,971
(Morgan Stanley ), 10.00%, 06/04/24 (a) (h)	110	9,346
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 11/03/23 (a) (h)	70	5,408
(Bristol-Myers Squibb Company), 8.50%, 12/04/23 (a) (h)	126	8,280
(International Paper Company), 10.50%, 12/15/23 (a) (h)	214	6,945
(NextEra Energy, Inc.), 8.00%, 03/19/24 (a) (h)	107	7,854
National Bank of Canada
(NextEra Energy, Inc.), 8.50%, 12/05/23 (h)	65	4,870
(Cummins Inc.), 8.50%, 02/13/24 (h)	35	8,732
Royal Bank of Canada
(Bank of America Corporation), 8.50%, 08/14/23 (h)	246	7,150
(MetLife, Inc.), 9.00%, 09/22/23 (a) (h)	249	14,230
(Barrick Gold Corporation), 11.00%, 03/07/24 (a) (h)	300	5,302
(Amazon.com, Inc.), 10.00%, 04/05/24 (h) (j)	100	11,188
(General Motors Company), 12.00%, 06/18/24 (a) (h)	170	6,071
Societe Generale
(Intel Corporation), 10.19%, 08/09/23 (h)	352	11,893
UBS AG
(Fidelity National Information Services, Inc.), 10.00%, 10/19/23 (h)	50	2,803
(Union Pacific Corporation), 8.00%, 03/13/24 (h)	8	1,631
(The Charles Schwab Corporation), 10.00%, 07/17/24 (h)	92	5,112
Total Equity Linked Structured Notes (cost $230,050)		222,150
GOVERNMENT AND AGENCY OBLIGATIONS 8.1%
U.S. Treasury Note 5.3%
Treasury, United States Department of
4.38%, 10/31/24	5,000	4,939
2.88%, 05/15/32	50,000	46,359
2.75%, 08/15/32	35,000	32,091
		83,389
U.S. Treasury Bond 2.8%
Treasury, United States Department of
3.38%, 08/15/42	33,000	29,942
3.63%, 05/15/53	14,000	13,462
		43,404
Mortgage-Backed Securities 0.0%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	606	579
Total Government And Agency Obligations (cost $130,490)		127,372

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	3,000	3,057
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,234	3,177
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,234)		6,234
PREFERRED STOCKS 0.4%
Utilities 0.4%
NextEra Energy, Inc., 6.93%, 09/01/25 (g)	125	5,661
Total Preferred Stocks (cost $5,681)		5,661
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 1.8%
JNL Government Money Market Fund - Class SL, 4.95% (k) (l)	22,636	22,636
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (k) (l)	5,698	5,698
		28,334
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 4.78% (k) (l)	16,289	16,289
Total Short Term Investments (cost $44,623)		44,623
Total Investments 100.8% (cost $1,605,189)		1,580,331
Other Derivative Instruments 0.0%		147
Other Assets and Liabilities, Net (0.8)%		(11,951)
Total Net Assets 100.0%		1,568,527

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $463,312 and 29.5% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Non-income producing security.

(d) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Franklin Templeton Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	560	September 2023	63,550	78	(681)
United States Ultra Bond	55	September 2023	7,390	69	102
				147	(579)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	802,816	—	802,816
Common Stocks	371,475	—	—	371,475
Equity Linked Structured Notes	—	222,150	—	222,150
Government And Agency Obligations	—	127,372	—	127,372
Non-U.S. Government Agency Asset-Backed Securities	—	6,234	—	6,234
Preferred Stocks	5,661	—	—	5,661
Short Term Investments	44,623	—	—	44,623
	421,759	1,158,572	—	1,580,331
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	102	—	—	102
	102	—	—	102
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(681)	—	—	(681)
	(681)	—	—	(681)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.5%
Information Technology 23.7%
Accenture Public Limited Company - Class A	130	40,241
Analog Devices, Inc.	115	22,479
Apple Inc.	346	67,073
Applied Materials, Inc.	339	49,012
Broadcom Inc.	84	72,945
Cadence Design Systems, Inc. (a)	193	45,299
Cisco Systems, Inc.	1,149	59,442
Corning Incorporated	798	27,962
Gartner, Inc. (a)	56	19,574
HP, Inc.	2,461	75,579
Intel Corporation	590	19,721
International Business Machines Corporation	599	80,203
Juniper Networks, Inc.	865	27,114
KLA Corporation	268	130,175
Lam Research Corporation	116	74,680
Micron Technology, Inc.	157	9,922
Microsoft Corporation	73	24,937
Motorola Solutions, Inc.	137	40,260
NetApp, Inc.	1,206	92,108
NXP Semiconductors N.V.	54	10,956
Oracle Corporation	206	24,579
Qualcomm Incorporated	502	59,756
Seagate Technology Holdings Public Limited Company	753	46,560
Skyworks Solutions, Inc.	275	30,469
Texas Instruments Incorporated	314	56,434
		1,207,480
Health Care 13.9%
AbbVie Inc.	178	24,002
Amgen Inc.	173	38,329
Biogen Inc. (a)	67	19,041
Cardinal Health, Inc.	126	11,885
Centene Corporation (a)	538	36,292
Cigna Corporation	146	41,055
CVS Health Corporation	296	20,444
Eli Lilly and Company	158	74,008
Gilead Sciences, Inc.	930	71,640
Humana Inc.	17	7,669
Johnson & Johnson	223	36,968
McKesson Corporation	175	74,786
Medtronic, Inc.	119	10,512
Merck & Co., Inc.	1,067	123,152
Pfizer Inc.	2,035	74,639
Quest Diagnostics Incorporated	64	8,938
Regeneron Pharmaceuticals, Inc. (a)	30	21,275
UnitedHealth Group Incorporated	34	16,346
		710,981
Financials 12.8%
Ameriprise Financial, Inc.	90	29,796
AON Public Limited Company - Class A	93	32,188
Arch Capital Group Ltd. (a)	570	42,630
Arthur J. Gallagher & Co.	192	42,084
CME Group Inc. - Class A	50	9,340
Fidelity National Information Services, Inc.	523	28,609
Fiserv, Inc. (a)	336	42,356
FleetCor Technologies, Inc. (a)	48	12,069
Global Payments Inc.	341	33,585
Huntington Bancshares Incorporated	667	7,190
Invesco Ltd.	545	9,163
KeyCorp	511	4,720
Lincoln National Corporation	529	13,629
M&T Bank Corporation	96	11,904
Marsh & Mclennan Companies, Inc.	114	21,371
MasterCard Incorporated - Class A	52	20,618
Moody's Corporation	96	33,415
Northern Trust Corporation	572	42,409
Principal Financial Group, Inc.	949	71,981
Prudential Financial, Inc.	271	23,887
The Progressive Corporation	267	35,351
Truist Financial Corporation	208	6,307
Visa Inc. - Class A	86	20,446
W.R. Berkley Corporation	512	30,506
Zions Bancorporation, National Association	1,041	27,974
		653,528
Consumer Discretionary 11.4%
AutoZone, Inc. (a)	30	74,589
Best Buy Co., Inc.	123	10,091
Darden Restaurants, Inc.	70	11,756
Expedia Group, Inc. (a)	88	9,590
Genuine Parts Company	315	53,293
Hasbro, Inc.	317	20,557
Lennar Corporation - Class A	319	39,946
Lowe`s Companies, Inc.	89	20,000
NVR, Inc. (a)	12	73,178
O'Reilly Automotive, Inc. (a)	115	109,476
Ralph Lauren Corporation - Class A	97	11,999
Ross Stores, Inc.	163	18,298
Tapestry, Inc.	256	10,953
The Home Depot, Inc.	179	55,448
V.F. Corporation	873	16,660
Whirlpool Corporation	304	45,247
		581,081
Industrials 9.7%
3M Company	227	22,736
Automatic Data Processing, Inc.	447	98,314
C.H. Robinson Worldwide, Inc.	374	35,272
Caterpillar Inc.	76	18,814
General Dynamics Corporation	40	8,615
Illinois Tool Works Inc.	79	19,653
J.B. Hunt Transport Services, Inc.	100	18,173
Lockheed Martin Corporation	79	36,580
Northrop Grumman Corporation	71	32,483
PACCAR Inc	129	10,826
Quanta Services, Inc.	234	46,034
Stanley Black & Decker, Inc.	321	30,035
Textron Inc.	278	18,817
United Parcel Service, Inc. - Class B	200	35,860
United Rentals, Inc.	39	17,312
W. W. Grainger, Inc.	58	45,836
		495,360
Communication Services 8.4%
Alphabet Inc. - Class A (a)	283	33,828
Comcast Corporation - Class A	1,265	52,566
Electronic Arts Inc.	606	78,534
Omnicom Group Inc.	1,078	102,602
Paramount Global - Class B (b)	904	14,375
The Interpublic Group of Companies, Inc.	2,307	89,008
Verizon Communications Inc.	1,504	55,927
		426,840
Consumer Staples 6.5%
Altria Group, Inc.	2,360	106,923
Archer-Daniels-Midland Company	389	29,368
Campbell Soup Company	349	15,942
Colgate-Palmolive Company	709	54,592
Dollar Tree, Inc. (a)	130	18,679
General Mills, Inc.	573	43,913
Philip Morris International Inc.	191	18,661
The Hershey Company	79	19,837
Walgreens Boots Alliance, Inc.	751	21,387
		329,302
Energy 3.9%
Coterra Energy Inc.	1,956	49,495
EOG Resources, Inc.	133	15,209
Marathon Petroleum Corporation	223	26,029
ONEOK, Inc.	285	17,574
Pioneer Natural Resources Company	271	56,198
Valero Energy Corporation	285	33,418
		197,923
Materials 3.3%
Albemarle Corporation	72	16,068
FMC Corporation	160	16,720
International Paper Company	256	8,144
LyondellBasell Industries N.V. - Class A	323	29,651

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Nucor Corporation	606	99,423
		170,006
Real Estate 3.0%
Boston Properties, Inc.	142	8,192
Public Storage	63	18,302
Realty Income Corporation	541	32,338
Simon Property Group, Inc.	165	19,005
Vornado Realty Trust	698	12,665
Weyerhaeuser Company	1,941	65,042
		155,544
Utilities 2.9%
Consolidated Edison, Inc.	181	16,335
Dominion Energy, Inc.	168	8,700
Edison International	280	19,465
Entergy Corporation	179	17,438
Exelon Corporation	398	16,208
NRG Energy, Inc.	437	16,357
Pinnacle West Capital Corporation	237	19,331
Sempra Energy	233	33,880
		147,714
Total Common Stocks (cost $4,935,945)		5,075,759
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	21,072	21,072
Total Short Term Investments (cost $21,072)		21,072
Total Investments 99.9% (cost $4,957,017)		5,096,831
Other Assets and Liabilities, Net 0.1%		5,617
Total Net Assets 100.0%		5,102,448

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	5,075,759	—	—	5,075,759
Short Term Investments	21,072	—	—	21,072
	5,096,831	—	—	5,096,831

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 92.6%
India 33.2%
Adani Enterprises Limited	677	19,849
Adani Gas Limited	34	267
Adani Green Energy (UP) Limited (a)	1,166	13,518
Adani Ports and Special Economic Zone Limited	1,311	11,880
Adani Transmission Limited (a)	1,031	9,661
Ambuja Cements Limited	1,538	8,031
Bharti Airtel Limited	991	10,643
Coal India Ltd Govt Of India Undertaking	2,472	6,977
Housing Development Finance Corporation Limited	681	23,499
ICICI Bank Limited	1,732	19,789
ITC Limited	10,789	59,563
JSW Steel Limited	783	7,517
Macrotech Developers Limited	430	3,569
Max Healthcare Institute Limited	1,288	9,444
NTPC Limited	3,371	7,789
State Bank of India	2,438	17,105
Sun Pharma Advanced Research Company Limited	945	12,135
		241,236
Brazil 14.1%
Banco BTG Pactual S/A	2,411	15,892
Banco do Brasil S.A	895	9,256
Centrais Eletricas Brasileiras S/A	2,564	21,310
Petroleo Brasileiro S/A Petrobras. - ADR	2,473	34,201
Vale S.A.	1,622	21,799
		102,458
China 12.2%
China Construction Bank Corporation - Class H	20,050	12,999
China Life Insurance Company Limited - Class H	1,908	3,187
China Shenhua Energy Company Limited - Class H	3,098	9,504
Meituan - Class B (a) (b)	345	5,408
PetroChina Company Limited - Class H	25,278	17,521
PICC Property and Casualty Company Limited - Class H	6,964	7,751
Postal Savings Bank of China Co., Ltd. - Class A	3,634	2,449
Tencent Holdings Limited	336	14,290
Wuliangye Yibin Co., Ltd. - Class A	405	9,128
Zijin Mining Group Co., Ltd. - Class A	4,285	6,732
		88,969
United States of America 7.0%
Broadcom Inc.	9	7,522
Exxon Mobil Corporation	72	7,743
NVIDIA Corporation	85	35,886
		51,151
Taiwan 6.6%
Taiwan Semiconductor Manufacturing Company Limited - ADR	78	7,852
Taiwan Semiconductor Manufacturing Company Limited	2,183	40,519
		48,371
Indonesia 4.6%
PT Bank Central Asia Tbk	29,446	18,116
PT Bank Mandiri (Persero) Tbk.	42,429	14,916
PT Bank Negara Indonesia (Persero) Tbk.	409	251
		33,283
South Korea 4.3%
POSCO Holdings Inc.	34	9,995
Samsung Electronics Co Ltd	392	21,604
		31,599
France 3.2%
TotalEnergies SE	401	23,128
Netherlands 3.0%
ASML Holding N.V.	30	21,801
Mexico 2.6%
America Movil, S.A.B. De C.V.	6,646	7,214
Grupo Financiero Banorte, S.A.B. de C.V.	1,391	11,447
		18,661
Turkey 1.3%
Turk Hava Yollari A.O. - Class A (a)	705	5,278
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	1,254	3,866
		9,144
Macau 0.5%
Sands China Ltd. (a)	1,113	3,813
United Arab Emirates 0.0%
Adnoc Logistics & Services PLC (a)	39	33
Russian Federation 0.0%
Polymetal International PLC (a) (b) (c)	85	—
Public Joint Stock Company Gazprom (a) (b) (c)	2,924	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (c)	2,349	—
Public Joint Stock Company Polyus (a) (b) (c)	42	—
Public Joint Stock Society Oil Company Lukoil (a) (b) (c)	202	—
Publichnoe Aktsionernoe Obshchestvo "Severstal" (a) (b) (c)	75	—
Total Common Stocks (cost $644,040)		673,647
PREFERRED STOCKS 6.6%
Brazil 6.6%
Itau Unibanco Holding S.A. (d)	4,204	24,935
Petroleo Brasileiro S/A Petrobras. (d)	3,786	23,360
Total Preferred Stocks (cost $40,674)		48,295
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	6,199	6,199
Total Short Term Investments (cost $6,199)		6,199
Total Investments 100.1% (cost $690,913)		728,141
Other Assets and Liabilities, Net (0.1)%		(579)
Total Net Assets 100.0%		727,562

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan - Class B	06/15/23	5,941	5,408	0.7
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—
Public Joint Stock Company Polyus	03/10/20	6,921	—	—
Public Joint Stock Society Oil Company Lukoil	02/25/21	17,029	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/GQG Emerging Markets Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Publichnoe Aktsionernoe Obshchestvo "Severstal"	06/25/21	1,641	—	—
		64,489	5,408	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	180,155	493,492	—	673,647
Preferred Stocks	48,295	—	—	48,295
Short Term Investments	6,199	—	—	6,199
	234,649	493,492	—	728,141

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 94.6%
United States of America 45.1%
Alphabet Inc. - Class A (a)	321	38,474
Amazon.com, Inc. (a)	175	22,787
American International Group, Inc.	303	17,428
Bank of America Corporation	785	22,510
Berkshire Hathaway Inc. - Class B (a)	23	8,014
BlackRock, Inc.	28	19,221
Capital One Financial Corporation	187	20,419
ConocoPhillips	241	24,980
Danaher Corporation	65	15,504
Fiserv, Inc. (a)	229	28,838
Former Charter Communications Parent, Inc. - Class A (a)	93	34,324
General Motors Company	406	15,673
HCA Healthcare, Inc.	35	10,487
Hilton Worldwide Holdings Inc.	53	7,772
Intercontinental Exchange, Inc.	142	16,091
IQVIA Holdings Inc (a)	27	6,181
Parker-Hannifin Corporation	29	11,311
Salesforce, Inc. (a)	85	17,999
The Kroger Co.	176	8,296
Visa Inc. - Class A	31	7,386
Warner Bros. Discovery, Inc. - Series A (a)	489	6,137
		359,832
Germany 17.9%
Allianz SE	97	22,578
Bayer Aktiengesellschaft - Class N	432	23,902
Daimler Truck Holding AG	590	21,268
Fresenius SE & Co. KGaA	792	21,957
Henkel AG & Co. KGaA	117	8,245
Mercedes-Benz Group AG - Class N	372	29,932
SAP SE	108	14,748
		142,630
France 10.4%
BNP Paribas	514	32,424
Danone	191	11,701
Kering	32	17,736
Worldline (a) (b)	570	20,817
		82,678
Switzerland 7.2%
Glencore PLC	2,588	14,681
Julius Bar Gruppe AG - Class N	304	19,117
Lafarge	194	13,045
Novartis AG - Class N	107	10,800
		57,643
Netherlands 5.7%
CNH Industrial N.V.	1,744	25,202
Prosus N.V. - Class N	280	20,546
		45,748
United Kingdom 2.7%
Liberty Global PLC - Class A (a)	492	8,288
WPP 2012 Limited	1,254	13,113
		21,401
China 2.4%
Alibaba Group Holding Limited (a) (b)	1,823	18,987
South Korea 2.3%
NAVER Corporation	134	18,730
Denmark 0.9%
DSV A/S	36	7,618
Total Common Stocks (cost $672,416)		755,267
PREFERRED STOCKS 2.2%
South Korea 1.9%
Samsung Electronics Co Ltd, 1.00% (c)	329	14,870
Germany 0.3%
Henkel AG & Co. KGaA (d)	27	2,143
Total Preferred Stocks (cost $19,600)		17,013
SHORT TERM INVESTMENTS 3.0%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	23,855	23,855
Total Short Term Investments (cost $23,855)		23,855
Total Investments 99.8% (cost $715,871)		796,135
Other Assets and Liabilities, Net 0.2%		1,991
Total Net Assets 100.0%		798,126

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	05/10/21	27,793	18,987	2.4
Worldline	11/01/21	30,021	20,817	2.6
		57,814	39,804	5.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	359,832	—	—	359,832
Germany	—	142,630	—	142,630
France	—	82,678	—	82,678
Switzerland	—	57,643	—	57,643
Netherlands	—	45,748	—	45,748
United Kingdom	8,288	13,113	—	21,401
China	—	18,987	—	18,987
South Korea	—	18,730	—	18,730
Denmark	—	7,618	—	7,618
Preferred Stocks	17,013	—	—	17,013
Short Term Investments	23,855	—	—	23,855
	408,988	387,147	—	796,135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.2%
Real Estate 98.2%
Agree Realty Corporation	99	6,466
Alexandria Real Estate Equities, Inc.	12	1,309
American Tower Corporation	87	16,874
AvalonBay Communities, Inc.	41	7,668
Boston Properties, Inc.	59	3,420
Camden Property Trust	24	2,649
Centerspace	46	2,850
Crown Castle Inc.	54	6,118
CTO Realty Growth, Inc.	109	1,863
Digital Realty Trust, Inc.	105	11,952
EastGroup Properties, Inc.	8	1,385
EPR Properties	43	2,018
Equinix, Inc.	15	11,783
Essex Property Trust, Inc.	26	6,140
Extra Space Storage Inc.	62	9,232
Gaming and Leisure Properties, Inc.	196	9,519
Highwoods Properties, Inc.	35	832
Invitation Homes Inc.	174	5,988
Kite Realty Naperville, LLC	158	3,534
KRC Interim Corp.	454	8,944
Medical Properties Trust, Inc. (a)	416	3,855
Netstreit Corp.	301	5,378
Park Hotels & Resorts Inc.	124	1,585
Physicians Realty Trust	116	1,624
Postal Realty Trust, Inc. - Class A	32	468
ProLogis Inc.	187	22,975
Public Storage	16	4,655
Ryman Hospitality Properties, Inc.	47	4,395
SBA Communications Corporation - Class A	11	2,491
Simon Property Group, Inc.	19	2,187
Sun Communities, Inc.	41	5,393
Terreno Realty Corporation	22	1,343
Urban Edge Properties	221	3,409
Ventas, Inc.	130	6,129
Welltower OP LLC	140	11,290
Weyerhaeuser Company	71	2,370
Total Common Stocks (cost $208,550)		200,091
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	2,865	2,865
Securities Lending Collateral 1.1%
JNL Government Money Market Fund - Class SL, 4.95% (b) (c)	2,275	2,275
Total Short Term Investments (cost $5,140)		5,140
Total Investments 100.7% (cost $213,690)		205,231
Other Assets and Liabilities, Net (0.7)%		(1,482)
Total Net Assets 100.0%		203,749

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	200,091	—	—	200,091
Short Term Investments	5,140	—	—	5,140
	205,231	—	—	205,231

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 95.9%
Health Care 18.9%
Baxter International Inc.	136	6,217
Becton, Dickinson and Company	80	21,241
CVS Health Corporation	315	21,800
Eli Lilly and Company	16	7,424
Johnson & Johnson	239	39,575
Medtronic, Inc.	193	17,001
Merck & Co., Inc.	223	25,750
Stryker Corporation	44	13,330
Thermo Fisher Scientific Inc.	36	18,706
UnitedHealth Group Incorporated	27	13,016
Zimmer Biomet Holdings, Inc.	89	13,030
		197,090
Financials 17.5%
American Express Company	87	15,132
CME Group Inc. - Class A	77	14,351
Fifth Third Bancorp	204	5,341
JPMorgan Chase & Co.	122	17,730
M&T Bank Corporation	58	7,188
S&P Global Inc.	46	18,328
State Street Corporation	217	15,847
The Charles Schwab Corporation	237	13,428
The Hartford Financial Services Group, Inc.	191	13,788
The PNC Financial Services Group, Inc.	109	13,742
The Travelers Companies, Inc.	70	12,226
Visa Inc. - Class A	74	17,680
Wells Fargo & Company	403	17,182
		181,963
Industrials 11.8%
ABB Ltd - Class N	259	10,168
Caterpillar Inc.	30	7,464
General Electric Company	145	15,945
Parker-Hannifin Corporation	58	22,546
Raytheon Technologies Corporation	266	26,015
Trane Technologies Public Limited Company	54	10,379
Union Pacific Corporation	62	12,743
United Parcel Service, Inc. - Class B	100	17,839
		123,099
Energy 9.5%
Chevron Corporation	203	31,998
ConocoPhillips	235	24,320
Enbridge Inc.	202	7,504
Exxon Mobil Corporation	206	22,044
Pioneer Natural Resources Company	60	12,512
		98,378
Consumer Staples 9.4%
Constellation Brands, Inc. - Class A	50	12,191
L'Oreal	21	9,696
Nestle S.A. - Class N	123	14,787
Sysco Corporation	117	8,699
Target Corporation	84	11,142
The Coca-Cola Company	223	13,406
Walmart Inc.	178	27,963
		97,884
Information Technology 9.1%
Accenture Public Limited Company - Class A	39	12,032
Analog Devices, Inc.	67	13,013
Broadcom Inc.	6	5,171
Intuit Inc.	25	11,493
Lam Research Corporation	18	11,766
Microsoft Corporation	77	26,269
TE Connectivity Ltd. (a)	104	14,517
		94,261
Utilities 5.1%
American Electric Power Company, Inc.	138	11,599
Dominion Energy, Inc.	246	12,715
Entergy Corporation	140	13,600
Public Service Enterprise Group Incorporated	240	15,049
		52,963
Consumer Discretionary 5.0%
Columbia Sportswear Company	10	808
Lowe`s Companies, Inc.	66	14,989
McDonald's Corporation	56	16,783
Starbucks Corporation	116	11,469
The TJX Companies, Inc.	92	7,759
		51,808
Communication Services 4.9%
Comcast Corporation - Class A	409	16,992
Deutsche Telekom AG - Class N	464	10,121
Electronic Arts Inc.	57	7,427
Verizon Communications Inc.	449	16,688
		51,228
Materials 2.9%
Avery Dennison Corporation	28	4,836
DuPont de Nemours, Inc.	203	14,512
PPG Industries, Inc.	75	11,124
		30,472
Real Estate 1.8%
Crown Castle Inc.	91	10,348
Weyerhaeuser Company	244	8,177
		18,525
Total Common Stocks (cost $900,027)		997,671
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	39,244	39,244
Total Short Term Investments (cost $39,244)		39,244
Total Investments 99.7% (cost $939,271)		1,036,915
Other Assets and Liabilities, Net 0.3%		2,750
Total Net Assets 100.0%		1,039,665

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	14,347	14,517	1.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	952,899	44,772	—	997,671
Short Term Investments	39,244	—	—	39,244
	992,143	44,772	—	1,036,915

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.1%
United States of America 54.0%
Adobe Inc. (a)	120	58,761
Agilent Technologies, Inc.	126	15,194
Alphabet Inc. - Class A (a)	1,448	173,325
Amazon.com, Inc. (a)	135	17,626
Analog Devices, Inc.	417	81,182
Avantor, Inc. (a)	347	7,135
Boston Scientific Corporation (a)	102	5,536
Charles River Laboratories International, Inc. (a)	25	5,256
Danaher Corporation	33	7,811
Datadog, Inc. - Class A (a)	40	3,897
Ecolab Inc.	31	5,841
Equifax Inc.	144	33,847
Fidelity National Information Services, Inc.	78	4,253
Former Charter Communications Parent, Inc. - Class A (a)	20	7,164
IDEXX Laboratories, Inc. (a)	13	6,661
Illumina, Inc. (a)	55	10,293
Intuit Inc.	131	59,994
Intuitive Surgical, Inc. (a)	48	16,564
IQVIA Holdings Inc (a)	74	16,668
Lam Research Corporation	5	3,261
Marriott International, Inc. - Class A	63	11,516
Marvell Technology, Inc.	445	26,624
Meta Platforms, Inc. - Class A (a)	376	107,923
Microsoft Corporation	90	30,695
NVIDIA Corporation	47	19,886
Phathom Pharmaceuticals, Inc. (a) (b)	317	4,544
S&P Global Inc.	185	74,344
Splunk Inc. (a)	69	7,357
United Parcel Service, Inc. - Class B	118	21,096
Visa Inc. - Class A	146	34,744
		878,998
France 13.3%
Airbus SE	506	73,013
Dassault Systemes	164	7,282
EssilorLuxottica	48	9,060
Kering	61	33,391
LVMH Moet Hennessy Louis Vuitton	96	90,364
Pernod Ricard	12	2,554
		215,664
Japan 6.2%
Hoya Corporation	63	7,519
Keyence Corporation	110	52,132
Murata Manufacturing Co., Ltd.	317	18,210
OMRON Corporation	65	4,011
TDK Corporation	491	19,099
		100,971
India 5.7%
DLF Limited	10,587	63,543
HDFC Bank Limited	324	6,737
ICICI Bank Limited - ADR	1,004	23,176
		93,456
Sweden 4.2%
Assa Abloy AB - Class B	1,140	27,394
Atlas Copco Aktiebolag - Class A	2,870	41,410
		68,804
China 3.7%
JD.com, Inc. - Class A - ADR	1,196	40,828
Meituan - Class B (a) (c)	606	9,496
Tencent Holdings Limited	215	9,140
Yum China Holdings, Inc.	24	1,369
		60,833
Denmark 3.4%
Novo Nordisk A/S - Class B	347	55,876
Germany 2.5%
Allianz SE	21	4,822
SAP SE	263	35,946
		40,768
Spain 1.5%
Amadeus IT Holding, S.A. (c)	312	23,748
Netherlands 1.4%
ASML Holding N.V.	30	21,770
Universal Music Group N.V.	63	1,396
		23,166
Israel 0.9%
Nice Ltd - ADR (a) (b)	72	14,767
Switzerland 0.9%
Lonza Group AG	24	14,277
Italy 0.8%
Brunello Cucinelli S.p.A.	142	12,547
Canada 0.6%
Canadian Pacific Kansas City Limited (b)	124	10,026
Total Common Stocks (cost $969,748)		1,613,901
SHORT TERM INVESTMENTS 1.6%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	14,619	14,619
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	11,454	11,454
Total Short Term Investments (cost $26,073)		26,073
Total Investments 100.7% (cost $995,821)		1,639,974
Other Assets and Liabilities, Net (0.7)%		(11,314)
Total Net Assets 100.0%		1,628,660

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/19/22	17,029	23,748	1.4
Meituan - Class B	04/14/21	16,656	9,496	0.6
		33,685	33,244	2.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	878,998	—	—	878,998
France	—	142,651	—	142,651
Japan	—	100,971	—	100,971
Netherlands	—	96,179	—	96,179
India	23,176	70,280	—	93,456
Sweden	—	68,804	—	68,804
China	42,197	18,636	—	60,833
Denmark	—	55,876	—	55,876
Germany	—	40,768	—	40,768
Spain	—	23,748	—	23,748
Israel	14,767	—	—	14,767
Switzerland	—	14,277	—	14,277
Italy	—	12,547	—	12,547
Canada	10,026	—	—	10,026
Short Term Investments	26,073	—	—	26,073
	995,237	644,737	—	1,639,974

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 95.9%
Information Technology 22.8%
Allegro Microsystems Inc. (a)	242	10,932
Altair Engineering Inc. - Class A (a)	320	24,245
Arrow Electronics, Inc. (a)	91	13,053
Axcelis Technologies, Inc. (a)	15	2,761
Blackline, Inc. (a)	174	9,350
CCC Intelligent Solutions Holdings Inc. (a)	1,285	14,403
Clearwater Analytics Holdings, Inc. - Class A (a)	509	8,074
Confluent, Inc. - Class A (a)	438	15,464
CyberArk Software Ltd. (a)	85	13,216
DigitalOcean Holdings, Inc. (a) (b)	304	12,192
Diodes Incorporated (a)	152	14,080
DoubleVerify Holdings, Inc. (a)	325	12,668
Flex Ltd. (a)	773	21,370
Gitlab Inc. - Class A (a)	254	12,977
Guidewire Software, Inc. (a)	208	15,806
Impinj, Inc. (a) (b)	135	12,139
Lattice Semiconductor Corporation (a)	252	24,208
Littelfuse, Inc.	39	11,329
Manhattan Associates, Inc. (a)	137	27,352
MKS Instruments, Inc.	139	14,997
Pagerduty, Inc. (a)	364	8,177
Power Integrations, Inc.	166	15,702
Procore Technologies, Inc. (a)	280	18,220
Silicon Laboratories Inc. (a)	74	11,713
Sprout Social, Inc. - Class A (a)	272	12,543
The Descartes Systems Group Inc. (a)	212	16,988
Workiva Inc. - Class A (a)	161	16,328
		390,287
Health Care 21.7%
10X Genomics, Inc. - Class A (a)	291	16,272
Abcam PLC - ADR (a)	963	23,560
Acadia Healthcare Company, Inc. (a)	220	17,488
Apellis Pharmaceuticals, Inc. (a)	132	12,069
Ascendis Pharma A/S - ADR (a) (b)	84	7,506
Axonics, Inc. (a)	166	8,365
Cytokinetics, Incorporated (a)	161	5,259
Evolent Health, Inc. - Class A (a)	145	4,408
Glaukos Corporation (a)	234	16,700
Halozyme Therapeutics, Inc. (a)	332	11,994
Inspire Medical Systems, Inc. (a)	52	16,839
Insulet Corporation (a)	77	22,336
Intra-Cellular Therapies, Inc. (a)	183	11,595
Irhythm Technologies, Inc. (a)	134	14,027
Karuna Therapeutics, Inc. (a)	45	9,748
Lantheus Holdings, Inc. (a)	169	14,170
Natera, Inc. (a)	367	17,874
Pacira Pharmaceuticals, Inc. (a)	275	11,002
Penumbra, Inc. (a)	55	18,832
Prestige Consumer Healthcare Inc. (a)	213	12,677
R1 RCM Holdco Inc. (a)	1,044	19,261
Repligen Corporation (a)	118	16,676
Revance Therapeutics, Inc. (a)	394	9,984
Sgry, LLC (a)	395	17,767
Tenet Healthcare Corporation (a)	159	12,975
TransMedics Group, Inc. (a)	162	13,571
Xenon Pharmaceuticals Inc. (a)	210	8,072
		371,027
Industrials 19.9%
AAON, Inc.	140	13,242
AECOM	194	16,405
ASGN Incorporated (a)	145	10,952
BWXT Government Group, Inc.	238	17,059
Chart Industries, Inc. (a) (b)	63	10,002
Clarivate PLC (a)	558	5,318
Clean Harbors, Inc. (a)	204	33,516
Construction Partners, Inc. - Class A (a)	626	19,647
GXO Logistics Inc. (a)	265	16,628
KBR, Inc.	205	13,327
Nordson Corporation	57	14,084
Nvent Electric Public Limited Company	261	13,485
PAYCOR HCM, Inc. (a)	434	10,284
RBC Bearings Incorporated (a)	54	11,836
Saia, Inc. (a)	66	22,526
Shoals Technologies Group, Inc. - Class A (a)	475	12,145
SiteOne Landscape Supply, Inc. (a)	90	15,020
Terex Corporation	237	14,180
The AZEK Company Inc. - Class A (a)	514	15,568
Valmont Industries, Inc.	41	11,840
Vm Consolidated, Inc. - Class A (a)	738	14,560
WESCO International, Inc.	160	28,711
		340,335
Consumer Discretionary 11.9%
Academy Sports & Outdoors, Inc.	209	11,281
Bright Horizons Family Solutions, Inc. (a)	141	13,052
Cavco Industries, Inc. (a)	41	12,109
Crocs, Inc. (a)	103	11,608
Gentherm Incorporated (a)	192	10,875
Global-E Online Ltd. (a)	5	191
Installed Building Products, Inc.	70	9,795
International Game Technology PLC	445	14,189
On Holding AG - Class A (a)	276	9,109
Planet Fitness, Inc. - Class A (a)	188	12,650
Shake Shack, Inc. - Class A (a)	180	14,025
Stride, Inc. (a)	378	14,072
Texas Roadhouse, Inc. - Class A	114	12,809
Topgolf Callaway Brands Corp. (a)	407	8,087
Wayfair Inc. - Class A (a)	194	12,605
Wingstop Inc.	128	25,532
Wyndham Hotels & Resorts, Inc.	166	11,416
		203,405
Financials 7.1%
Avantax, Inc. (a)	286	6,412
BRP Group, Inc. - Class A (a)	602	14,914
Flywire Corporation (a)	510	15,821
Kinsale Capital Group, Inc.	38	14,062
LPL Financial Holdings Inc.	49	10,572
Morningstar, Inc.	89	17,541
Selective Insurance Group, Inc.	147	14,144
Shift4 Payments, LLC - Class A (a)	173	11,767
TMX Group Limited	753	16,953
		122,186
Energy 4.0%
ChampionX Corporation	523	16,240
Chord Energy Corporation	84	12,913
Matador Resources Company	250	13,106
Permian Resources Corporation - Class A	1,263	13,844
Range Resources Corporation	394	11,597
		67,700
Consumer Staples 3.8%
Freshpet, Inc. (a)	200	13,155
Grocery Outlet Holding Corp. (a)	330	10,100
Performance Food Group Company (a)	245	14,742
Post Holdings, Inc. (a)	157	13,568
The Simply Good Foods Company (a)	344	12,592
		64,157
Real Estate 1.8%
EastGroup Properties, Inc.	111	19,221
Terreno Realty Corporation	188	11,314
		30,535
Materials 1.6%
Eagle Materials Inc.	72	13,344
Element Solutions Inc.	733	14,083
		27,427
Communication Services 0.8%
Iridium Communications Inc.	225	13,972
Utilities 0.5%
American States Water Company	48	4,146
New Jersey Resources Corporation	88	4,133
		8,279
Total Common Stocks (cost $1,451,683)		1,639,310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	73,846	73,846
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	2,900	2,900
Total Short Term Investments (cost $76,746)		76,746
Total Investments 100.4% (cost $1,528,429)		1,716,056
Other Assets and Liabilities, Net (0.4)%		(6,006)
Total Net Assets 100.0%		1,710,050

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,639,310	—	—	1,639,310
Short Term Investments	76,746	—	—	76,746
	1,716,056	—	—	1,716,056

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 45.5%
United States of America 26.0%
AbbVie Inc. (a)	51	6,903
Adobe Inc. (b)	6	2,828
Advanced Micro Devices, Inc. (b)	22	2,559
AECOM	3	223
AGCO Corporation	1	98
Air Lease Corporation - Class A	4	172
Albertsons Companies, Inc. - Class A	6	138
Alcoa Corporation	3	113
Alnylam Pharmaceuticals, Inc. (b)	2	293
Alphabet Inc. - Class C (a) (b)	19	2,288
Amazon.com, Inc. (b)	123	16,029
Ameren Corporation	1	70
American Express Company (a)	1	189
American Homes 4 Rent - Class A	5	173
AmerisourceBergen Corporation	4	811
AMETEK, Inc.	3	469
Analog Devices, Inc.	15	2,817
Apple Hospitality REIT, Inc.	6	93
Apple Inc.	61	11,880
Arista Networks, Inc. (b)	1	187
AutoZone, Inc. (b)	—	257
Axalta Coating Systems Ltd. (b)	4	134
Baker Hughes Company - Class A	48	1,518
Bank of America Corporation	211	6,060
Bath & Body Works, Inc.	2	75
Baxter International Inc.	4	193
Berkshire Hathaway Inc. - Class B (a) (b)	4	1,227
Best Buy Co., Inc.	3	208
Biogen Inc. (b)	1	185
BioMarin Pharmaceutical Inc. (b)	2	133
BJ's Wholesale Club Holdings, Inc. (b)	2	124
Blackstone Inc. - Class A	6	546
Booking Holdings Inc. (b)	—	662
Boston Scientific Corporation (b)	20	1,080
Bristol-Myers Squibb Company	86	5,493
Brixmor Property Group Inc.	8	165
Cadence Design Systems, Inc. (b)	1	266
Capital One Financial Corporation	5	556
Carlisle Companies Incorporated	1	150
Carrier Global Corporation	3	126
CBRE Group, Inc. - Class A (b)	3	231
CDW Corp.	—	76
Centene Corporation (b)	7	490
CenterPoint Energy, Inc.	1	39
Cheniere Energy, Inc.	3	422
Chevron Corporation (a)	22	3,434
Chubb Limited	1	149
Cigna Corporation	1	172
Cisco Systems, Inc.	2	124
Citigroup Inc.	8	367
Citizens Financial Group, Inc.	9	234
CME Group Inc. - Class A	35	6,528
CNA Financial Corporation	2	83
Columbia Sportswear Company	1	82
Comcast Corporation - Class A	6	249
Confluent, Inc. - Class A (b)	10	359
ConocoPhillips	23	2,390
Constellation Brands, Inc. - Class A	1	264
Copart, Inc. (b)	7	665
Coterra Energy Inc.	4	105
CrowdStrike Holdings, Inc. - Class A (b)	2	232
Cullen/Frost Bankers, Inc.	1	58
CVS Health Corporation	4	266
Deere & Company	15	6,033
Delta Air Lines, Inc. (b)	3	129
DexCom, Inc. (b)	3	418
Diamondback Energy, Inc.	1	137
Dick's Sporting Goods, Inc.	1	136
Digital Realty Trust, Inc.	3	294
Dollar General Corporation	1	81
Dominion Energy, Inc.	10	536
Domino's Pizza, Inc.	1	182
Dover Corporation	2	246
Dow Inc.	45	2,394
EastGroup Properties, Inc.	—	71
Eaton Corporation Public Limited Company	1	188
Edison International	2	132
El Paso Electric Company (b) (c)	1	9
Eli Lilly and Company	1	550
Emerson Electric Co.	2	134
Endeavor Group Holdings, Inc. - Class A (b)	2	48
Energizer Holdings, Inc.	3	107
Entegris, Inc.	3	317
Entergy Corporation	1	70
EOG Resources, Inc.	19	2,185
EQT Corporation	3	135
Equifax Inc.	1	286
Exact Sciences Corporation (b)	5	445
Exxon Mobil Corporation	3	345
Federal Realty Investment Trust	1	138
FedEx Corporation	1	201
Fidelity National Information Services, Inc.	4	224
First Citizens BancShares, Inc. - Class A	—	149
First Horizon Corporation	4	40
Fiserv, Inc. (b)	3	366
FleetCor Technologies, Inc. (b)	1	209
FMC Corporation	1	126
Former Charter Communications Parent, Inc. - Class A (b)	6	2,237
Fortune Brands Innovations, Inc.	3	180
Freeport-McMoRan Inc.	6	222
General Dynamics Corporation	1	175
HashiCorp, Inc. - Class A (b)	5	133
HCA Healthcare, Inc.	1	241
Henry Schein, Inc. (b)	1	110
Hilton Worldwide Holdings Inc.	21	2,978
Honeywell International Inc.	3	540
Hubbell Incorporated	1	472
HubSpot, Inc. (b)	1	393
IAC Inc. (b)	3	170
Ingersoll Rand Inc. (a)	6	393
Insulet Corporation (b)	1	276
Intel Corporation	4	117
International Business Machines Corporation	1	116
Intuit Inc.	2	740
Intuitive Surgical, Inc. (b)	2	645
ITT Inc.	1	64
Jabil Inc.	3	337
Johnson & Johnson (a)	3	540
Kenvue Inc. (b)	5	127
Keurig Dr Pepper Inc.	9	277
KeyCorp	12	112
Keysight Technologies, Inc. (b)	1	199
Kinder Morgan, Inc.	14	237
Knight-Swift Transportation Holdings Inc. - Class A	1	62
Kontoor Brands, Inc.	2	83
Kraft Foods Group, Inc.	5	185
KRC Interim Corp.	12	239
Laboratory Corporation of America Holdings	1	192
Lam Research Corporation	1	492
Lamar Advertising Company - Class A	1	145
Legacy Vulcan Corp.	—	98
Leidos Holdings, Inc.	1	80
Liberty Broadband Corporation - Series C (b)	2	144
Liberty Media Corporation - Series C (b)	6	187
Loews Corporation (a)	7	407
Lowe`s Companies, Inc.	4	854
M&T Bank Corporation	3	413
Marriott International, Inc. - Class A	14	2,488
Martin Marietta Materials, Inc.	1	326
Marvell Technology, Inc.	5	289
Masco Corporation	5	268
MasterCard Incorporated - Class A	22	8,661
McDonald's Corporation	14	4,172
Media Group Holdings LLC (c) (d) (e)	3,345	—
Merck & Co., Inc.	2	177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Meta Platforms, Inc. - Class A (b)	35	9,963
MetLife, Inc.	1	56
Mettler-Toledo International Inc. (b)	—	195
MGIC Investment Corporation	7	116
Microsoft Corporation (a)	70	23,880
Mid-America Apartment Communities, Inc.	3	393
Mohawk Industries, Inc. (b)	2	154
Mondelez International, Inc. - Class A	3	211
MongoDB, Inc. - Class A (b)	1	530
Morgan Stanley	6	527
Murphy USA Inc.	—	130
Natera, Inc. (b)	3	149
National Fuel Gas Company	2	83
Netflix, Inc. (b)	1	485
Newell Brands Inc.	11	96
Nexstar Media Group, Inc. - Class A	—	65
NextEra Energy, Inc.	50	3,665
Norfolk Southern Corporation	—	64
Northern Trust Corporation	2	136
Northrop Grumman Corporation	—	129
NVIDIA Corporation (a)	22	9,276
Old Dominion Freight Line, Inc.	1	223
On Semiconductor Corporation (b)	1	75
Oracle Corporation	4	443
Packaging Corporation of America	2	255
Palo Alto Networks, Inc. (b)	3	724
Parker-Hannifin Corporation	1	215
Performance Food Group Company (b)	4	229
PG&E Corporation (b)	10	178
Philip Morris International Inc.	6	552
Phillips 66	2	196
Pioneer Natural Resources Company	1	201
Post Holdings, Inc. (b)	2	186
PPG Industries, Inc.	1	192
ProLogis Inc.	40	4,890
Public Service Enterprise Group Incorporated	39	2,436
Public Storage	1	199
Qiagen N.V. (b)	—	20
Qorvo, Inc. (b)	2	157
Quanta Services, Inc.	4	690
Ralph Lauren Corporation - Class A	1	179
Rayonier Inc.	6	174
Raytheon Technologies Corporation	7	692
Regeneron Pharmaceuticals, Inc. (b)	6	4,685
Regions Financial Corporation	10	183
Ross Stores, Inc.	32	3,612
Royalty Pharma PLC - Class A	8	233
S&P Global Inc.	16	6,652
Salesforce, Inc. (b)	1	201
Sarepta Therapeutics, Inc. (b)	—	36
ServiceNow, Inc. (b)	1	353
Silgan Holdings Inc.	1	58
Skyworks Solutions, Inc.	1	90
Snowflake Inc. - Class A (b)	2	275
SolarEdge Technologies Ltd. (b)	1	311
Southwest Airlines Co.	4	144
Sun Communities, Inc.	1	107
Synopsys, Inc. (b)	1	256
T. Rowe Price Group, Inc.	1	127
Take-Two Interactive Software, Inc. (b)	1	174
TD SYNNEX Corporation	1	135
Teradyne, Inc.	18	2,038
Tesla Inc. (b)	6	1,500
Texas Instruments Incorporated	1	253
Texas Roadhouse, Inc. - Class A	1	119
The Boeing Company (b)	1	179
The Charles Schwab Corporation	35	2,004
The Chemours Company	9	343
The Coca-Cola Company	121	7,267
The Cooper Companies, Inc.	1	389
The Estee Lauder Companies Inc. - Class A	1	222
The Hartford Financial Services Group, Inc.	1	85
The Home Depot, Inc.	—	145
The Middleby Corporation (b)	1	132
The PNC Financial Services Group, Inc. (a)	5	584
The Procter & Gamble Company (a)	2	267
The Progressive Corporation	27	3,595
The Timken Company	1	126
The TJX Companies, Inc.	4	328
The Trade Desk, Inc. - Class A (b)	6	459
The Travelers Companies, Inc.	3	497
The Williams Companies, Inc.	7	239
Thermo Fisher Scientific Inc.	1	311
T-Mobile USA, Inc. (b)	9	1,208
Toll Brothers, Inc.	1	115
Trane Technologies Public Limited Company	3	501
Truist Financial Corporation	4	113
U.S. Bancorp	5	172
Uber Technologies, Inc. (b)	151	6,489
Union Pacific Corporation	9	1,767
United Parcel Service, Inc. - Class B	18	3,162
UnitedHealth Group Incorporated	19	9,013
US Foods Holding Corp. (b)	3	153
Ventas, Inc.	6	283
Verizon Communications Inc.	4	130
Vertex Pharmaceuticals Incorporated (b)	—	143
W.R. Berkley Corporation	2	115
Wells Fargo & Company (a)	25	1,084
Welltower OP LLC	1	89
WESCO International, Inc.	1	239
WestRock Company	3	91
Wex, Inc. (b)	—	57
Weyerhaeuser Company	9	303
Willis Towers Watson Public Limited Company	—	56
Workday, Inc. - Class A (b)	1	306
Wynn Resorts, Limited	1	69
Xcel Energy Inc.	3	176
Yum! Brands, Inc.	22	3,078
Zimmer Biomet Holdings, Inc.	1	138
		264,737
France 2.7%
Adevinta ASA - Class B (b) (f)	1	3
Aeroports de Paris	—	8
Airbus SE	1	170
Alstom (g)	1	18
Amundi (e)	—	7
AXA	4	111
Biomerieux SA	—	10
BNP Paribas	2	137
Bollore SE	2	11
Bouygues	—	13
Bureau Veritas	1	15
Capgemini	4	778
Carrefour	1	21
Compagnie De Saint-Gobain	1	60
Compagnie Generale des Etablissements Michelin	1	40
Credit Agricole SA	3	31
Danone	1	75
Dassault Aviation	—	9
Dassault Systemes	1	58
Edenred	1	32
Eiffage	—	15
Engie	19	323
EssilorLuxottica	1	110
Gecina	—	11
Getlink S.E.	1	13
Hermes International	—	145
IPSEN	—	9
Kering	—	76
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	959
Legrand	26	2,605
L'Oreal	2	747
LVMH Moet Hennessy Louis Vuitton	7	6,465
Orange	4	42
Pernod Ricard	—	86
Publicis Groupe SA	—	36
Safran	30	4,712
Sanofi	2	236
Sartorius Stedim Biotech	—	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Schneider Electric SE	5	888
Societe d'exploitation Hoteliere	—	17
Societe Generale	1	37
Teleperformance SE	—	19
Thales	—	30
TotalEnergies SE	27	1,579
Veolia Environnement-VE	1	41
VINCI	55	6,354
Vivendi SE	2	14
Worldline (b) (e)	1	18
		27,205
United Kingdom 2.1%
3i Group PLC	32	801
abrdn PLC	4	11
Admiral Group PLC	1	16
Anglo American PLC	28	783
Ashtead Group Public Limited Company	1	60
Associated British Foods PLC	1	21
AstraZeneca PLC	40	5,702
Auto Trader Group PLC	2	14
Aviva PLC	7	34
B&M European Value Retail S.A.	2	12
BAE Systems PLC	6	68
Barclays PLC	28	56
Barratt Developments PLC	2	10
BP PLC	388	2,261
British American Tobacco PLC	4	141
BT Group PLC	14	22
Bunzl Public Limited Company	1	25
Burberry Group PLC	1	21
Carnival Corporation (b)	7	132
Centrica PLC	12	18
Coca-Cola Europacific Partners PLC	—	25
Compass Group PLC	3	96
Convatec Group PLC (e)	3	8
Croda International Public Limited Company	—	19
DCC Public Limited Company	—	11
Dechra Pharmaceuticals PLC	—	10
Diageo PLC	27	1,148
DS Smith PLC	3	10
easyJet PLC (b)	1	7
Entain PLC	1	19
Evraz PLC (c)	1	—
Experian PLC	2	71
Ferguson Holdings Limited	6	873
Fiat Chrysler Automobiles N.V.	4	73
GSK PLC	8	136
Haleon PLC	10	40
Halma Public Limited Company	1	22
Hargreaves Lansdown PLC	1	9
Hikma Pharmaceuticals Public Limited Company	—	10
Hiscox Ltd.	1	10
Howden Joinery Group PLC	1	10
HSBC Holdings PLC	31	241
HSBC Holdings PLC	39	307
Imperial Brands PLC	2	40
Informa Jersey Limited	3	25
InterContinental Hotels Group PLC	—	25
Intermediate Capital Group PLC	1	12
Intertek Group Plc	—	17
ITV PLC	8	7
J Sainsbury PLC	3	12
JD Sports Fashion PLC	6	10
Johnson Matthey PLC	—	9
Kingfisher PLC	4	12
Land Securities Group PLC	2	13
Legal & General Group PLC	13	36
Linde Public Limited Company	3	1,038
Lloyds Banking Group PLC	1,292	716
London Stock Exchange Group PLC	1	77
M&G PLC	5	11
Melrose Industries PLC (b)	3	18
Mondi PLC	1	14
National Grid PLC	8	102
NatWest Group PLC	10	30
Next PLC	—	23
Ocado Group PLC (b)	1	10
Pearson PLC	1	14
Pepco Group N.V. (b) (e)	—	2
Persimmon Public Limited Company	1	9
Phoenix Group Holdings PLC	2	14
Reckitt Benckiser Group PLC	1	106
Relx PLC	37	1,225
Relx PLC	4	127
Rentokil Initial PLC	5	38
Rightmove PLC	2	11
Rio Tinto PLC	30	1,925
Rolls-Royce PLC (b)	16	31
Schroders PLC	2	14
SEGRO Public Limited Company	2	22
Severn Trent PLC	1	16
Smith & Nephew PLC	2	27
Smiths Group PLC	1	14
Spirax-Sarco Engineering PLC	—	19
SSE PLC	79	1,855
St. James's Place PLC	1	16
Standard Chartered PLC	5	40
Tate & Lyle Public Limited Company	1	8
Taylor Wimpey PLC	7	9
TechnipFMC PLC (b)	18	305
Tesco PLC	14	44
The Berkeley Group Holdings PLC	—	12
The British Land Company Public Limited Company	2	7
The Sage Group PLC	2	27
Unilever PLC	5	262
United Utilities PLC	1	16
Vodafone Group Public Limited Company	51	48
Weir Group PLC(The)	1	13
Whitbread PLC	—	17
Wise PLC - Class A (b)	1	8
WPP 2012 Limited	2	22
		21,943
Japan 2.1%
Advance Residence Investment Corp. (g)	—	5
Advantest Corporation	—	40
Aeon Co., Ltd.	2	35
AGC Inc. (g)	—	14
Aisin Corporation	—	9
Ajinomoto Co., Inc.	1	44
ANA Holdings Inc. (b)	—	10
Asahi Group Holdings, Ltd. (g)	1	39
Asahi Intecc Co., Ltd.	1	12
Asahi Kasei Corporation	3	17
ASICS Corporation	—	12
Astellas Pharma Inc.	3	51
Bandai Namco Holdings Inc.	1	30
Bridgestone Corporation (g)	1	49
Brother Industries, Ltd.	—	4
Canon Inc.	2	50
Capcom Co., Ltd.	—	12
Central Japan Railway Company	—	50
Chubu Electric Power Co., Inc.	1	17
Chugai Pharmaceutical Co., Ltd.	1	34
Concordia Financial Group, Ltd.	2	9
CyberAgent, Inc.	1	5
Dai Nippon Printing Co., Ltd.	1	14
Daifuku Co., Ltd.	1	16
Dai-ichi Life Holdings, Inc.	2	40
Daiichi Sankyo Company, Ltd	4	120
Daikin Industries, Ltd.	1	123
Daito Trust Construction Co., Ltd.	—	10
Daiwa House Industry Co., Ltd	1	32
Daiwa House REIT Investment Corporation	—	8
Daiwa Securities Group Inc.	3	15
DENSO Corporation	1	67
Dentsu Group Inc.	1	16
DISCO Corporation	—	31
East Japan Railway Company	1	39

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Eisai Co., Ltd.	1	41
ENEOS Holdings, Inc.	6	20
FANUC Corporation	2	66
Fast Retailing Co., Ltd.	—	103
Fuji Electric Co., Ltd.	—	13
FUJIFILM Holdings Corporation	1	48
Fujitsu Limited	—	52
Fukuoka Financial Group, Inc.	—	6
GLP J-REIT	—	10
GMO Payment Gateway, Inc.	—	8
Hakuhodo DY Holdings Inc.	1	6
Hamamatsu Photonics K.K.	—	15
Hankyu Hanshin Holdings, Inc.	1	17
HASEKO Corporation	—	2
Hirose Electric Co., Ltd.	—	13
Hitachi Construction Machinery Co., Ltd.	—	6
Hitachi, Ltd.	2	112
Honda Motor Co., Ltd.	3	97
Hoshizaki Corporation (g)	—	7
Hoya Corporation	23	2,781
Hulic Co., Ltd. (g)	1	9
IBIDEN Co., Ltd.	—	17
Idemitsu Kosan Co., Ltd.	—	8
Iida Group Holdings Co., Ltd.	—	5
Inpex Corporation (g)	2	23
Isuzu Motors Limited	1	15
ITOCHU Corporation	3	111
ITOCHU Techno-Solutions Corporation	—	5
Japan Airlines Co., Ltd.	—	4
Japan Airport Terminal Co., Ltd.	—	9
Japan Exchange Group, Inc.	77	1,344
Japan Metropolitan Fund Investment Corporation	—	9
Japan Post Bank Co., Ltd.	3	20
Japan Post Holdings Co., Ltd.	5	35
Japan Post Insurance Co., Ltd.	1	11
Japan Real Estate Investment Corporation	—	11
Japan Tobacco Inc. (g)	2	44
JFE Holdings, Inc.	1	17
JSR Corporation	1	14
Kajima Corporation	1	14
Kansai Paint Co., Ltd	1	7
Kao Corporation (g)	1	29
Kawasaki Heavy Industries, Ltd.	—	10
KDDI Corporation	3	93
Keio Corporation	—	6
Keisei Electric Railway Co., Ltd.	—	12
Keyence Corporation	2	1,093
Kikkoman Corporation	—	23
Kintetsu Group Holdings Co., Ltd.	—	14
Kirin Holdings Company, Ltd (g)	2	23
Kobayashi Pharmaceutical Co., Ltd.	—	5
Kobe Bussan Co., Ltd.	—	8
Koei Tecmo Holdings Co., Ltd.	—	3
Koito Manufacturing Co., Ltd.	1	11
Komatsu Ltd.	2	51
Konami Holdings Corporation	—	10
Kose Corporation	—	10
Kubota Corporation	2	31
Kurita Water Industries Ltd.	—	8
KYOCERA Corporation	1	33
Kyowa Kirin Co., Ltd.	—	7
Kyushu Railway Company	—	4
Lasertec Co., Ltd.	—	15
Lawson, Inc.	—	4
Lion Corporation	1	5
LIXIL Corporation	1	6
M3, Inc.	1	17
Makita Corporation	1	17
Marubeni Corporation	3	56
Marui Group Co.Ltd.	—	5
Matsuki Yokokokara & Company Co., Ltd.	—	17
Mazda Motor Corporation	1	12
McDonald's Holdings Company (Japan), Ltd.	—	4
Medipal Holdings Corporation	—	5
Meiji Holdings Co., Ltd.	1	16
Minebeamitsumi Inc.	1	15
MISUMI Group Inc.	1	12
Mitsubishi Chemical Group Corporation	3	16
Mitsubishi Corporation	3	135
Mitsubishi Electric Corporation	4	58
Mitsubishi Estate Co., Ltd.	2	29
Mitsubishi Gas Chemical Company, Inc.	—	4
Mitsubishi HC Capital Inc.	1	4
Mitsubishi Heavy Industries, Ltd.	1	28
Mitsubishi Motors Corporation	2	5
Mitsubishi UFJ Financial Group Inc	106	785
Mitsui & Co., Ltd.	3	113
Mitsui Chemicals, Inc.	—	9
Mitsui Fudosan Co., Ltd.	2	34
Mitsui O.S.K. Lines, Ltd. (g)	1	17
Mizuho Financial Group, Inc.	5	73
MonotaRO Co., Ltd.	1	6
MS&AD Insurance Group Holdings, Inc.	1	35
Murata Manufacturing Co., Ltd.	1	69
Nagoya Railroad Co., Ltd.	—	6
Nec Corporation	1	24
NEXON Co., Ltd.	1	17
NGK Insulators, Ltd.	1	6
Nidec Corporation	1	60
Nikon Corporation	1	10
Nintendo Co., Ltd.	2	96
Nippon Building Fund Inc.	—	12
Nippon Express Co., Ltd. (g)	—	11
Nippon Paint Holdings Co., Ltd.	2	17
Nippon Prologis REIT, Inc.	—	10
Nippon Sanso Holdings Corporation	1	11
Nippon Shinyaku Co., Ltd.	—	4
Nippon Steel Corporation (g)	2	36
Nippon Telegraph and Telephone Corporation	698	825
Nippon Yusen Kabushiki Kaisha (g)	1	22
Nissan Motor Co., Ltd.	5	18
Nisshin Seifun Group Inc.	1	7
Nissin Chemical Corporation	—	13
Nissin Food Holdings Co., Ltd.	—	17
Niterra Co., Ltd.	—	6
Nitori Holdings Co., Ltd.	—	22
Nitto Denko Corporation	—	22
Nomura Holdings, Inc.	6	22
Nomura Real Estate Holdings, Inc.	—	5
Nomura Real Estate Master Fund, Inc.	—	9
Nomura Research Institute Ltd	1	22
NTT DATA Corporation	1	17
Obayashi Corporation	1	12
OBIC Co., Ltd.	—	16
Odakyu Electric Railway Co., Ltd.	1	9
Oji Holdings Corporation	2	7
Olympus Corporation	3	40
OMRON Corporation	—	25
Ono Pharmaceutical Co., Ltd.	1	16
Open House Group Co., Ltd.	—	4
Oracle Corporation Japan	—	7
Oriental Land Co., Ltd.	2	85
ORIX Corporation	2	40
ORIX JREIT Inc.	—	5
Osaka Gas Co., Ltd.	1	12
Otsuka Corporation	—	8
Otsuka Holdings Co., Ltd.	1	37
Pan Pacific International Holdings Corporation	1	16
Panasonic Holdings Corporation	4	54
Persol Holdings Co., Ltd.	—	7
Rakuten Group, Inc.	2	7
Recruit Holdings Co., Ltd. (g)	3	106
Renesas Electronics Corporation (b)	3	51
Resona Holdings, Inc.	5	22
Ricoh Company, Ltd.	1	8
ROHM Co., Ltd.	—	28
Santen Pharmaceutical Co., Ltd.	1	7
SBI Holdings, Inc.	—	8
SCSK Corporation	—	3
Secom Co., Ltd.	—	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sega Sammy Holdings, Inc.	—	6
Seibu Holdings Inc.	1	5
Seiko Epson Corporation.	1	8
Sekisui Chemical Co., Ltd.	1	12
Sekisui House, Ltd.	1	22
Seven & I Holdings Co., Ltd.	20	855
SG Holdings Co., Ltd.	1	13
Sharp Corporation (b) (g)	—	2
Shimadzu Corporation	1	15
Shimano Inc.	—	33
Shimizu Corporation	1	6
Shin-Etsu Chemical Co., Ltd.	121	3,992
Shinsei Bank, Limited	—	2
Shionogi & Co., Ltd.	1	25
Shiseido Company, Limited	1	36
SMC Corporation	—	56
Softbank Corp.	5	58
SoftBank Group Corp	2	95
Sojitz Corporation	—	8
Sompo Holdings, Inc.	1	31
Sony Group Corporation	14	1,248
Square Enix Holdings Co., Ltd.	—	9
Stanley Electric Co., Ltd.	—	8
Subaru Corporation.	1	21
SUMCO Corporation	—	6
Sumitomo Chemical Company, Limited	2	7
Sumitomo Corporation	2	51
Sumitomo Electric Industries, Ltd.	1	17
Sumitomo Metal Mining Co., Ltd.	—	6
Sumitomo Mitsui Financial Group, Inc.	3	115
Sumitomo Mitsui Trust Bank, Limited	1	25
Sumitomo Realty & Development Co., Ltd.	1	25
Suntory Beverage & Food Limited	—	11
Suzuki Motor Corporation	1	33
Sysmex Corporation	—	21
T&D Holdings, lnc.	1	19
Taisei Corporation	—	10
Taisho Pharmaceutical Holdings Co., Ltd.	—	4
Takeda Pharmaceutical Co Ltd	3	91
TDK Corporation	1	27
Terumo Corporation	2	48
The Bank of Kyoto, Ltd.	—	10
The Chiba Bank, Ltd.	1	8
The Kansai Electric Power Company, Incorporated	2	19
TIS Inc.	—	10
TOBU Railway Co., LTD.	—	11
Toho Co., Ltd.	—	8
Tokio Marine Holdings, Inc.	78	1,811
Tokyo Century Corporation	—	4
Tokyo Electric Power Company Holdings, Inc. (b)	1	5
Tokyo Electron Limited	1	129
Tokyo Gas Co., Ltd.	1	17
Tokyu Corporation	1	13
Tokyu Fudosan Holdings Corporation	1	6
Toppan Inc.	1	13
Toray Industries, Inc.	3	17
Toshiba Corporation	1	25
Tosoh Corporation	1	7
TOTO Ltd.	—	9
Toyo Suisan Kaisha, Ltd.	—	9
Toyota Industries Corporation	—	29
Toyota Motor Corporation	24	386
Toyota Tsusho Corporation	1	25
Trend Micro Incorporated	—	15
Unicharm Corporation	1	33
United Urban Investment Corporation	—	6
USS Co., Ltd.	—	2
Welcia Holdings Co., Ltd.	—	6
West Japan Railway Company	—	17
Yakult Honsha Co., Ltd.	—	19
Yamaha Corporation	—	12
Yamaha Motor Co., Ltd.	1	17
Yamato Holdings Co., Ltd.	1	13
Yaskawa Electric Corporation	1	23
Yokogawa Electric Corporation	1	9
Z Holdings Corporation	5	13
ZOZO, Inc.	—	2
		21,198
Netherlands 1.5%
Adyen B.V. (b) (e)	—	104
Aegon N.V.	3	13
Akzo Nobel N.V.	—	27
argenx SE (b)	—	42
ASM International N.V.	—	38
ASML Holding N.V.	7	4,983
CNH Industrial N.V.	2	27
Exor Nederland N.V.	—	20
Ferrovial SE (b)	1	30
HAL Trust	—	22
Heineken Holding N.V.	—	18
Heineken N.V.	—	46
ING Groep N.V.	7	95
JDE Peet's N.V.	—	7
Koninklijke Ahold Delhaize N.V.	2	64
Koninklijke KPN N.V.	6	21
Koninklijke Philips N.V.	2	37
NN Group N.V.	1	21
NXP Semiconductors N.V.	16	3,228
Prosus N.V. - Class N	2	163
Randstad N.V.	—	13
Shell PLC - Class A	208	6,207
Universal Music Group N.V.	1	32
Wolters Kluwer N.V. - Class C	1	61
		15,319
Taiwan 1.4%
Accton Technology Corporation	23	260
Advantech Co., Ltd.	15	197
ASE Technology Holding Co., Ltd.	42	149
ASPEED Technology Inc.	2	185
Chailease Holding Company Limited	25	163
Eclat Textile Corporation Ltd.	11	177
eMemory Technology Inc.	1	72
Largan Precision Co., Ltd.	3	206
Realtek Semiconductor Corporation	19	238
Taiwan Semiconductor Manufacturing Company Limited - ADR	94	9,472
Taiwan Semiconductor Manufacturing Company Limited	168	3,118
		14,237
Germany 1.3%
Adidas AG - Class N	—	67
Allianz SE	6	1,504
BASF SE - Class N	2	85
Bayer Aktiengesellschaft - Class N	2	104
Bayerische Motoren Werke Aktiengesellschaft	1	75
Beiersdorf Aktiengesellschaft	—	25
Brenntag SE - Class N	—	23
Carl Zeiss Meditec AG	—	7
COMMERZBANK Aktiengesellschaft	2	22
Continental Aktiengesellschaft	—	15
Covestro AG (b) (e)	—	19
Daimler Truck Holding AG	1	36
Delivery Hero SE (b) (e)	—	16
Deutsche Bank Aktiengesellschaft - Class N	4	42
Deutsche Borse Aktiengesellschaft - Class N	4	774
Deutsche Lufthansa Aktiengesellschaft (b)	1	12
Deutsche Post AG - Class N	2	93
Deutsche Telekom AG - Class N	7	146
DW Property Invest GmbH	—	2
E.ON SE - Class N	4	54
Evonik Industries AG	—	7
Fresenius SE & Co. KGaA	1	21
GEA Group Aktiengesellschaft	—	13
Hannover Ruck SE - Class N	—	26
Heidelberg Materials AG	—	23
Henkel AG & Co. KGaA	—	13
Infineon Technologies AG - Class N	20	818
Mercedes-Benz Group AG - Class N	2	120
MERCK Kommanditgesellschaft auf Aktien	—	41

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
MTU Aero Engines AG - Class N	—	27
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	5	1,984
Puma SE	—	12
RWE Aktiengesellschaft	137	5,947
SAP SE	2	286
Siemens Aktiengesellschaft - Class N	1	240
Siemens Energy AG (b)	1	17
Siemens Healthineers AG (e)	1	30
Symrise AG	—	26
Talanx Aktiengesellschaft	—	7
Telefonica Deutschland Holding AG	2	5
Vonovia SE	2	30
Zalando SE (b) (e)	—	12
		12,826
China 1.1%
Alibaba Group Holding Limited (b) (e)	62	645
Angel Yeast Co., Ltd. - Class A	30	149
Baoshan Iron & Steel Co., Ltd. - Class A	280	217
China Construction Bank Corporation - Class H	952	617
China Merchants Bank Co., Ltd. - Class H	78	354
China Resources Land Limited	40	170
China Yangtze Power Co., Ltd. - Class A	79	241
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	41	102
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	22	145
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	33	138
H World Group Limited (b)	41	161
Haier Smart Home Co., Ltd - Class H	109	345
Hundsun Technologies Inc. - Class A	21	126
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	54	211
iQIYI, Inc. - Class A - ADR (b)	14	75
Jade Bird Fire Co., Ltd. - Class A	52	130
JD.com, Inc. - Class A	18	305
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	17	152
Jiumaojiu International Holdings Limited (g)	57	94
Kanzhun Limited - ADR (b)	8	118
Kingdee International Software Group Company Limited (b)	99	133
LONGi Green Energy Technology Co., Ltd. - Class A	25	100
Meituan - Class B (b) (e)	30	464
NetEase, Inc.	19	367
Ping An Insurance (Group) Co of China Ltd - Class H	58	370
Shanghai Liangxin Electrical Co., Ltd. - Class A	82	128
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	4	161
Shenzhou International Group Holdings Limited	23	220
Silergy Corp.	10	125
SKSHU Paint Co., Ltd. - Class A (b)	16	141
Tencent Holdings Limited	77	3,262
Wanhua Chemical Group Co., Ltd. - Class A	18	212
Wuliangye Yibin Co., Ltd. - Class A	9	210
WuXi AppTec Co., Ltd. - Class H (e)	17	133
Wuxi Biologics Cayman Inc (b) (e)	32	154
Xpeng Inc. (b) (g)	23	152
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. - Class A	16	153
Zijin Mining Group Co., Ltd. - Class H	106	156
		11,136
South Korea 0.9%
Hl Mando Corporation	4	184
JYP Entertainment Corporation	1	130
KB Financial Group Inc.	10	350
KIA Corporation	3	226
LG Chem, Ltd.	1	512
NAVER Corporation	1	154
Samsung Electronics Co Ltd	127	7,023
Samsung Fire & Marine Insurance Co., Ltd.	1	145
SK Hynix Inc.	6	556
SK Telecom Co., Ltd.	4	124
S-Oil Corporation	2	123
		9,527
India 0.9%
Aarti Industries Ltd	13	80
Apollo Hospitals Enterprise Limited	4	270
Britannia Industries Ltd	5	276
Genpact Limited	4	135
HDFC Life Insurance Company Limited (e)	33	262
HDFC Bank Limited	23	473
HDFC Bank Limited - ADR	60	4,181
Hindustan Unilever Limited	11	375
Housing Development Finance Corporation Limited	13	444
ICICI Bank Limited	20	228
ICICI Prudential Life Insurance Company Limited (e)	18	129
Infosys Limited	41	661
ITC Limited	44	245
Kotak Mahindra Bank Limited	8	189
Petronet LNG Limited	63	172
Reliance Industries Limited	10	313
Shriram Finance Limited	22	472
		8,905
Canada 0.8%
Alimentation Couche-Tard Inc.	17	875
Canadian National Railway Company	11	1,328
Fairfax Financial Holdings Limited	—	142
Lululemon Athletica Canada Inc. (b)	1	266
The Toronto-Dominion Bank	86	5,312
		7,923
Switzerland 0.8%
ABB Ltd - Class N	3	129
Alcon AG	1	79
Baloise Holding AG - Class N	—	16
Barry Callebaut AG - Class N	—	17
Coca-Cola HBC AG	—	12
Compagnie Financiere Richemont SA	1	169
DSM-Firmenich AG	—	43
EMS-Chemie Holding AG	—	14
Garmin Ltd.	2	229
Geberit AG - Class N	—	36
Givaudan SA - Class N	—	50
Glencore PLC	23	130
Julius Bar Gruppe AG - Class N	—	26
Kuhne & Nagel International AG	—	32
Lafarge	1	73
Lonza Group AG	—	85
Nestle S.A. - Class N	21	2,513
Novartis AG - Class N	5	464
Partners Group Holding AG	—	42
Roche Holding AG	—	17
Schindler Holding AG - Class N	—	10
SGS SA	—	28
Sika AG	—	84
Sonova Holding AG	—	26
STMicroelectronics N.V.	1	63
Straumann Holding AG - Class N	—	36
Swiss Life Holding AG - Class N	—	37
Swiss Re AG	1	61
Swisscom AG - Class N	—	30
The Swatch Group AG	—	16
The Swatch Group AG - Class N	—	7
UBS Group AG	7	144
Zurich Insurance Group AG - Class N	7	3,178
		7,896
Hong Kong 0.5%
AIA Group Limited	368	3,734
Budweiser Brewing Company APAC Limited (e)	91	234
CK Asset Holdings Limited	4	19
CK Hutchison Holdings Limited	5	28
CK Infrastructure Holdings Limited	1	5
CLP Holdings Limited	4	27
DFI Retail Group Holding Limited	1	1
ESR Group Limited (e)	6	10
Galaxy Entertainment Group Limited (b)	4	26
Hang Lung Properties Limited	4	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hang Seng Bank, Limited	1	19
Henderson Land Development Company Limited	3	9
HK Electric Investments Limited	4	2
HKT Trust	6	7
Hong Kong And China Gas Company Limited -The-	22	19
Hong Kong Exchanges and Clearing Limited	5	205
Jardine Matheson Holdings Limited	—	20
Link Real Estate Investment Trust	5	27
MTR Corporation Limited	3	14
New World Development Company Limited	2	6
Power Assets Holdings Limited	3	13
Sino Land Company Limited	6	7
Sun Hung Kai Properties Limited	3	38
Swire Pacific Limited - Class A	1	8
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	3	6
Techtronic Industries Company Limited	16	175
The Wharf (Holdings) Limited	2	5
WH Group Limited (e)	16	9
Wharf Real Estate Investment Company Limited	3	15
		4,697
Denmark 0.4%
A.P. Moller - Maersk A/S - Class A	—	12
A.P. Moller - Maersk A/S - Class B	—	18
Carlsberg A/S - Class B	—	29
Chr. Hansen Holding A/S	—	13
Coloplast A/S - Class B	—	28
Danske Bank A/S (b)	1	32
Demant A/S (b)	—	8
DSV A/S	—	71
Genmab A/S (b)	—	48
Novo Nordisk A/S - Class B	24	3,886
Novozymes A/S - Class B (g)	—	18
Orsted A/S (e)	—	34
Pandora A/S	—	16
Tryg A/S	1	16
Vestas Wind Systems A/S (b)	2	52
		4,281
Mexico 0.4%
Fresnillo PLC	—	3
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	16	293
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	275
Grupo Financiero Banorte, S.A.B. de C.V.	47	390
Wal - Mart de Mexico, S.A.B. de C.V.	818	3,243
		4,204
Sweden 0.4%
AB Sagax - Class B	—	8
AB Sagax - Class D	—	—
Aktiebolaget Electrolux - Class B	—	6
Aktiebolaget Industrivarden - Class A	—	9
Aktiebolaget Industrivarden - Class C (g)	—	9
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B	1	13
Aktiebolaget Volvo - Class A	—	8
Aktiebolaget Volvo - Class B	103	2,132
Alfa Laval AB	1	20
Assa Abloy AB - Class B	2	46
Atlas Copco Aktiebolag - Class A	69	998
Atlas Copco Aktiebolag - Class B	3	37
Axfood AB	—	4
Boliden AB (b)	1	15
Castellum Aktiebolag	1	8
Embracer Group AB - Class B (b)	2	4
Epiroc Aktiebolag - Class A	1	23
Epiroc Aktiebolag - Class B	1	12
EQT AB (e) (g)	1	13
Essity Aktiebolag (publ) - Class A	—	1
Essity Aktiebolag (publ) - Class B	1	30
Evolution AB (publ) (e)	—	47
Fastighets AB Balder - Class B (b)	1	5
G&L Beijer Ref AB - Class B	1	8
Getinge AB - Class B	—	7
H & M Hennes & Mauritz AB - Class B	1	23
Hexagon Aktiebolag - Class B	4	50
Holmen Aktiebolag - Class B	—	6
Husqvarna Aktiebolag - Class B	1	7
Indutrade Aktiebolag	1	11
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	21
Investor Aktiebolag - Class B	3	69
Kinnevik AB - Class B (b)	—	6
L E Lundbergforetagen AB (publ) - Class B	—	5
Lifco AB (Publ) - Class B	—	9
NIBE Industrier AB - Class B	3	28
Nordnet AB	—	4
Saab AB - Class B	—	8
Sandvik Aktiebolag	2	41
Securitas AB - Class B	1	8
Skandinaviska Enskilda Banken AB - Class A	3	36
Skandinaviska Enskilda Banken AB - Class C	—	—
Skanska AB - Class B	1	11
SSAB AB - Class A	—	3
SSAB AB - Class B	1	8
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B	1	14
Svenska Handelsbanken AB - Class A	3	25
Svenska Handelsbanken AB - Class B	—	1
Swedbank AB - Class A	2	30
Swedish Orphan Biovitrum AB (Publ) (b)	—	7
Tele2 AB - Class B	1	8
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B	6	31
Telia Company AB	5	10
Trelleborg AB - Class B	—	11
Volvo Cars AB - Class B (b)	1	4
		3,966
Singapore 0.4%
Ascendas Real Estate Investment Trust	6	13
Capitaland Group Pte. Ltd.	9	13
Capitaland Investment Limited	4	11
City Developments Limited	1	5
DBS Group Holdings Ltd	156	3,643
Genting International Plc	11	7
Great Eastern Holdings Limited	1	9
Jardine Cycle & Carriage Limited	—	5
Keppel Corporation Limited	3	12
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	4	5
Olam Group Limited	2	2
Oversea-Chinese Banking Corporation Limited	8	70
Singapore Airlines Limited (g)	2	13
Singapore Exchange Limited	2	11
Singapore Technologies Engineering Ltd	3	8
Singapore Telecommunications Limited	14	25
United Overseas Bank Limited	3	60
UOL Group Limited	1	5
Venture Corporation Limited	—	3
Wilmar International Limited	6	17
		3,937
Australia 0.3%
Ampol Limited	—	9
ANZ Group Holdings Limited	6	91
Aristocrat Leisure Limited	1	33
ASX Limited	—	15
Atlas Arteria Limited	2	10
Aurizon Holdings Limited	4	9
Australian Pipeline Trust	2	14
Bendigo and Adelaide Bank Limited	1	6
BHP Group Limited	10	292
BHP Group Limited	39	1,171
BlueScope Steel Limited	1	12
Brambles Limited	3	26
Cochlear Limited	—	19
Coles Group Limited	3	32
Commonwealth Bank of Australia	3	216
Computershare Limited	1	17
CSL Limited	1	171
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
DEXUS Funds Management Limited	2	11
Endeavour Group Limited	3	11
Fortescue Metals Group Ltd	3	48
Goodman Funding Pty Ltd	3	44
GPT Management Holdings Limited	4	10
IDP Education Limited	—	6
IGO Limited	1	13
Incitec Pivot Limited	4	7
Insurance Australia Group Limited	5	18
Lendlease Corporation Limited	1	7
Macquarie Group Limited	1	83
Medibank Private Limited	5	13
Mineral Resources Limited	—	15
Mirvac Limited	8	11
National Australia Bank Limited	6	106
Newcrest Mining Limited	2	31
Northern Star Resources Ltd	2	18
Orica Limited	1	9
Origin Energy Limited	3	19
Pilbara Minerals Limited	5	16
Qantas Airways Limited (b)	2	7
QBE Insurance Group Limited	3	33
Ramsay Health Care Limited	—	13
REA Group Ltd	—	10
Reece Limited	—	5
Rio Tinto Limited	1	53
Santos Limited	6	32
Scentre Group Limited	10	18
SEEK Limited	1	10
Seven Group Holdings Limited	—	5
Sonic Healthcare Limited	1	22
South32 Limited	9	22
Stockland Corporation Ltd	5	12
Suncorp Group Limited	2	22
Telstra Group Limited	8	22
The Lottery Corporation Limited	4	14
TPG Corporation Limited	1	3
Transurban Holdings Limited	6	56
Treasury Wine Estates Limited	1	10
Vicinity Centres RE Ltd	7	9
Washington H. Soul Pattinson and Company Limited	1	10
Wesfarmers Limited	2	71
Westpac Banking Corporation	7	96
WiseTech Global Limited	—	18
Woodside Energy Group Ltd	4	83
Woolworths Group Limited	2	62
Worley Limited	1	7
		3,364
Spain 0.3%
Acciona,S.A. (g)	—	8
ACS, Actividades de Construccion y Servicios, S.A.	—	15
AENA, S.M.E., S.A. (e)	—	23
Amadeus IT Holding, S.A. (e)	1	66
Banco Bilbao Vizcaya Argentaria, S.A.	12	89
Banco Santander, S.A.	32	119
CaixaBank, S.A.	8	32
Cellnex Telecom, S.A. (e)	1	46
Corporacion Acciona Energias Renovables, S.A. (g)	—	3
Endesa, S.A.	1	13
Iberdrola, Sociedad Anonima	110	1,437
Industria de Diseno Textil, S.A.	22	847
Naturgy Energy Group, S.A.	—	10
Red Electrica Corporacion, S.A.	1	14
Repsol, S.A.	3	37
Telefonica, S.A.	11	45
		2,804
Indonesia 0.3%
PT Bank Central Asia Tbk	2,424	1,491
PT Bank Rakyat Indonesia (Persero) Tbk.	1,219	445
PT Telkom Indonesia (Persero) Tbk	2,600	696
		2,632
Brazil 0.2%
Banco do Brasil S.A	30	315
Localiza Rent A Car S/A	19	268
Lojas Renner S/A.	63	265
NU Holdings Ltd. - Class A (b)	23	179
Raia Drogasil S.A.	50	305
TIM S.A	67	204
Transmissora Alianca De Energia Eletrica S/A	24	191
		1,727
Finland 0.2%
Elisa Oyj	—	15
Fortum Oyj	1	11
Huhtamaki Oyj (g)	—	6
Kesko Oyj - Class A	—	3
Kesko Oyj - Class B	1	10
Kone Corporation - Class B	1	40
Metso Oyj	1	16
Neste Oyj	1	32
Nokia Oyj	10	43
Nordea Bank AB	130	1,416
Orion Oyj - Class A	—	3
Orion Oyj - Class B	—	8
Sampo Oyj - Class A	1	41
Stora Enso Oyj - Class A	—	1
Stora Enso Oyj - Class R	1	13
UPM-Kymmene Oyj	1	30
Wartsila Oyj Abp	1	10
		1,698
Belgium 0.1%
Ackermans	—	7
Ageas SA/NV	—	15
Anheuser-Busch InBev	2	107
Azelis Group	—	3
D'Ieteren Group	—	8
Elia Group	—	8
Etablissementen Franz Colruyt	—	4
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	15
KBC Groep	17	1,190
Sofina (g)	—	7
Solvay	—	16
UCB	—	21
Umicore	—	11
Warehouses De Pauw	—	8
		1,420
South Africa 0.1%
AngloGold Ashanti	5	102
Bid Corporation (Pty) Ltd	10	229
Capitec Bank Holdings	3	209
Clicks Group	14	189
Firstrand Ltd	75	271
Sanlam	59	182
		1,182
Thailand 0.1%
PTT Exploration And Production Public Company Limited	45	192
Siam Commercial Bank Public Company Limited - NVDR	77	232
Thai Oil Public Company Limited	188	235
The Siam Cement Public Company Limited - NVDR	18	159
		818
Italy 0.1%
A2a S.P.A.	3	5
Amplifon S.p.A	—	6
Assicurazioni Generali S.P.A.	2	49
Banca Mediolanum SpA	—	4
Banco BPM Societa' Per Azioni	3	13
Buzzi S.P.A.	—	4
Davide Campari-Milano N.V.	1	14
DiaSorin S.p.A.	—	5
Enel S.p.A	15	100
Eni S.p.A.	5	69
Ferrari N.V.	—	80
Finecobank Banca Fineco SPA	1	15
Hera S.p.A.	2	4
Infrastrutture Wireless Italiane S.p.A. (e)	1	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Intesa Sanpaolo SPA	32	84
Leonardo S.p.A.	1	9
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	15
Moncler S.p.A.	—	28
Nexi Spa (b)	2	13
Pirelli & C. S.p.A. (e)	1	4
Poste Italiane SPA (e)	1	10
Prysmian S.p.A.	1	21
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	9
Snam S.P.A.	4	20
Telecom Italia SPA (g)	20	6
Terna – Rete Elettrica Nazionale S.p.A.	3	23
UniCredit S.p.A.	4	86
UnipolSai Assicurazioni S.p.A.	1	2
		707
Saudi Arabia 0.1%
Saudi Basic Industries Corporation	9	206
The Saudi National Bank	38	372
		578
Ireland 0.0%
CRH Public Limited Company	1	78
Flutter Entertainment Public Limited Company (b)	—	59
James Hardie Industries Public Limited Company - CDI	1	22
Kerry Group Public Limited Company - Class A	—	29
Kingspan Group Public Limited Company	—	20
Medtronic, Inc.	2	171
Seagate Technology Holdings Public Limited Company	1	71
Smurfit Kappa Funding Designated Activity Company	1	17
		467
Poland 0.0%
Allegro.eu (b) (e)	1	6
Bank Polska Kasa Opieki - Spolka Akcyjna	—	9
Dino Polska Spolka Akcyjna (b) (e)	3	379
ING Bank Slaski S.A. (b)	—	3
KGHM Polska Miedz Spolka Akcyjna	—	7
LPP Spolka Akcyjna	—	7
Polski Koncern Naftowy Orlen Spolka Akcyjna	1	16
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	2	15
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	11
Santander Bank Polska S.A. (b)	—	6
		459
Bermuda 0.0%
Autostore Holdings Ltd (b) (e) (g)	2	4
Credicorp Ltd.	2	310
		314
Hungary 0.0%
OTP Bank Nyrt.	5	172
Wizz Air Holdings PLC (b) (e)	3	104
		276
Norway 0.0%
Aker ASA	—	3
Aker BP ASA	1	14
DNB Bank ASA	2	32
Equinor ASA	2	58
Gjensidige Forsikring ASA	—	6
Kongsberg Gruppen ASA	—	8
Mowi ASA	1	14
Norsk Hydro ASA	3	16
Orkla ASA	1	10
SalMar ASA	—	5
Schibsted ASA - Class A	—	2
Schibsted ASA - Class B	—	3
Storebrand ASA	1	7
Telenor ASA	1	12
TOMRA Systems ASA	—	7
Var Energi ASA	1	2
Yara International ASA	—	11
		210
Chile 0.0%
Antofagasta PLC	1	12
Banco Santander-Chile	3,602	170
		182
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	10	177
Macau 0.0%
Sands China Ltd. (b)	51	174
Israel 0.0%
Azrieli Group Ltd.	—	4
Bank Hapoalim Ltd	2	19
Bank Leumi Le-Israel B.M.	3	22
Bezeq The Israel Telecommunication Corp., Limited	4	5
Elbit Systems Ltd.	—	10
Icl Group Ltd	1	7
Israel Discount Bank Limited	2	12
Mizrahi-Tefahot Bank Ltd.	—	9
Nice Ltd (b)	—	25
Teva Pharmaceutical Industries Ltd (b)	2	16
		129
Austria 0.0%
Andritz AG	—	7
BAWAG Group AG (e)	—	7
Erste Group Bank AG	1	24
EVN AG	—	2
OMV Aktiengesellschaft (g)	—	12
Raiffeisen Bank International AG	—	4
Strabag SE	—	1
Telekom Austria Aktiengesellschaft	—	2
Verbund AG	—	5
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	2
voestalpine AG	—	7
		73
Portugal 0.0%
EDP - Energias de Portugal, S.A.	6	29
EDP Renovaveis, S.A.	1	11
Galp Energia, SGPS, S.A.	1	10
Jeronimo Martins, SGPS, S.A.	1	14
		64
New Zealand 0.0%
Auckland International Airport Limited (b)	2	12
Contact Energy Limited	1	7
Fisher & Paykel Healthcare Corporation Limited	1	16
Mercury NZ Limited	1	5
Meridian Energy Limited	2	8
Spark New Zealand Limited	4	11
		59
Luxembourg 0.0%
ArcelorMittal	1	29
Eurofins Scientific SE	—	16
Tenaris S.A.	1	13
		58
Russian Federation 0.0%
Publichnoe Aktsionernoe Obshchestvo "Severstal" - GDR (b) (c) (e)	16	—
TCS Group Holding PLC - GDR (b) (c) (e)	5	—
Total Common Stocks (cost $476,224)		463,509
CORPORATE BONDS AND NOTES 37.0%
United States of America 27.3%
3M Company
2.65%, 04/15/25 (g)	486	463
3.00%, 08/07/25 (g)	396	378
2.88%, 10/15/27 (g)	546	500
Abbott Laboratories
2.95%, 03/15/25	70	68
AbbVie Inc.
3.80%, 03/15/25	803	781

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
3.60%, 05/14/25	1,579	1,527
3.20%, 05/14/26	538	510
4.25%, 11/14/28	251	244
Abercrombie & Fitch Management Co.
8.75%, 07/15/25 (f) (g)	109	111
Adtalem Global Education Inc.
5.50%, 03/01/28 (f)	454	412
AEP Texas Inc.
3.95%, 06/01/28	268	252
Aethon United BR LP
8.25%, 02/15/26 (f)	195	192
Affinity Gaming
6.88%, 12/15/27 (f)	173	153
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (f)	60	62
Agree Limited Partnership
2.00%, 06/15/28	50	42
Aircastle Limited
4.13%, 05/01/24	259	253
Alabama Power Company
3.75%, 09/01/27	333	318
Allegiant Travel Company
7.25%, 08/15/27 (f)	185	184
Allegion US Holding Company Inc.
3.20%, 10/01/24	395	381
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	389	357
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	351	333
9.75%, 07/15/27 (f)	71	63
Alphabet Inc.
2.00%, 08/15/26	186	172
Altria Group, Inc.
2.35%, 05/06/25	1,628	1,532
Amazon.com, Inc.
3.00%, 04/13/25	129	124
4.60%, 12/01/25	653	648
1.00%, 05/12/26	396	356
4.55%, 12/01/27	250	248
1.65%, 05/12/28	337	294
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (f) (h) (i)	229	164
Ameren Corporation
1.75%, 03/15/28	941	805
American Airlines Group Inc.
3.75%, 03/01/25 (f)	305	290
American Airlines, Inc.
5.50%, 04/20/26 (f)	561	556
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (f)	193	176
American Electric Power Company, Inc.
4.30%, 12/01/28	474	453
American Express Company
3.13%, 05/20/26	77	73
2.55%, 03/04/27	960	876
American Honda Finance Corporation
2.40%, 06/27/24	132	128
0.55%, 07/12/24	344	327
0.75%, 08/09/24	85	80
2.15%, 09/10/24	124	119
1.50%, 01/13/25	703	663
1.30%, 09/09/26	737	657
American Tower Corporation
1.45%, 09/15/26	277	244
3.13%, 01/15/27	548	505
American Water Capital Corp.
3.85%, 03/01/24	79	78
2.95%, 09/01/27	103	95
AmerisourceBergen Corporation
3.25%, 03/01/25	50	48
Amgen Inc.
3.13%, 05/01/25	129	124
2.20%, 02/21/27	126	114
Amkor Technology, Inc.
6.63%, 09/15/27 (f)	32	32
AMN Healthcare, Inc.
4.63%, 10/01/27 (f)	57	53
Antero Midstream Partners LP
7.88%, 05/15/26 (f)	247	251
Apple Inc.
2.50%, 02/09/25	56	54
3.20%, 05/13/25	355	344
0.70%, 02/08/26	100	90
2.45%, 08/04/26	557	522
1.40%, 08/05/28	578	499
Applied Materials, Inc.
3.90%, 10/01/25	76	74
APX Group, Inc.
6.75%, 02/15/27 (f)	159	156
Aramark Services, Inc.
6.38%, 05/01/25 (f)	183	183
Archrock Partners, L.P.
6.88%, 04/01/27 (f)	110	106
Arconic Corporation
6.00%, 05/15/25 (f)	137	138
6.13%, 02/15/28 (f)	22	22
Ares Capital Corporation
4.20%, 06/10/24	260	253
4.25%, 03/01/25	1,078	1,027
3.88%, 01/15/26	621	576
2.15%, 07/15/26	145	126
Artera Services, LLC
9.03%, 12/04/25 (f)	205	179
Asbury Automotive Group, Inc.
4.50%, 03/01/28	847	780
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	89	86
Ashland LLC
3.38%, 09/01/31 (f)	393	314
AstraZeneca Finance LLC
0.70%, 05/28/24	135	129
AT&T Inc.
1.65%, 02/01/28	105	90
Atkore Inc.
4.25%, 06/01/31 (f)	407	354
AutoZone, Inc.
3.63%, 04/15/25	773	748
AVANGRID, Inc.
3.20%, 04/15/25	1,634	1,554
Avient Corporation
5.75%, 05/15/25 (f)	55	54
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (f)	170	156
AXIS Specialty Finance PLC
4.00%, 12/06/27	405	380
B&G Foods, Inc.
5.25%, 09/15/27	177	154
B.A.T. Capital Corporation
4.70%, 04/02/27	249	241
2.26%, 03/25/28	1,480	1,269
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26	712	632
Ball Corporation
6.88%, 03/15/28	37	38
Bank of America Corporation
3.46%, 03/15/25	391	383
3.84%, 04/25/25	664	651
3.09%, 10/01/25	167	161
2.46%, 10/22/25	531	507
1.53%, 12/06/25	50	47
4.45%, 03/03/26	1,586	1,539
3.50%, 04/19/26	100	96
1.32%, 06/19/26	1,117	1,023
4.83%, 07/22/26	1,567	1,539
4.25%, 10/22/26	1,302	1,257
1.66%, 03/11/27	1,728	1,555
3.56%, 04/23/27	1,649	1,564
3.82%, 01/20/28	1,530	1,448
4.38%, 04/27/28	261	251
3.97%, 03/05/29	52	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bath & Body Works, Inc.
9.38%, 07/01/25 (f)	1,424	1,510
Bausch Health Companies Inc.
5.75%, 08/15/27 (f)	169	103
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	22	20
Berkshire Hathaway Energy Company
3.25%, 04/15/28	1,654	1,523
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (f)	160	157
Biogen Inc.
4.05%, 09/15/25	1,593	1,540
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	355	330
Black Hills Corporation
1.04%, 08/23/24	150	142
Blackstone Private Credit Fund
2.70%, 01/15/25	1,673	1,563
4.70%, 03/24/25	652	628
Blackstone Secured Lending Fund
3.63%, 01/15/26	111	102
Block, Inc.
2.75%, 06/01/26	183	167
Booking Holdings Inc.
3.65%, 03/15/25	96	93
3.60%, 06/01/26	95	91
3.55%, 03/15/28	100	94
Boston Properties Limited Partnership
3.65%, 02/01/26	1,008	936
2.75%, 10/01/26	348	309
6.75%, 12/01/27	489	494
4.50%, 12/01/28	170	156
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	22	22
Boyd Gaming Corporation
4.75%, 12/01/27	103	98
Bristol-Myers Squibb Company
3.20%, 06/15/26	400	383
Broadcom Inc.
3.15%, 11/15/25	544	517
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	269	254
Brookfield Properties Retail Holding LLC
5.75%, 05/15/26 (f)	190	174
4.50%, 04/01/27 (f)	6	5
California Resources Corporation
7.13%, 02/01/26 (f)	20	20
Calpine Corporation
4.50%, 02/15/28 (f)	31	28
5.13%, 03/15/28 (f)	233	209
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (f)	70	73
Campbell Soup Company
4.15%, 03/15/28	198	190
Capital One Bank (Usa), National Association
2.28%, 01/28/26	407	380
Capital One Financial Corporation
3.75%, 04/24/24	390	383
4.17%, 05/09/25	506	493
4.20%, 10/29/25	348	333
2.64%, 03/03/26	266	249
4.99%, 07/24/26	943	914
1.88%, 11/02/27	111	95
4.93%, 05/10/28	494	469
5.47%, 02/01/29	318	305
Cardinal Health, Inc.
3.75%, 09/15/25	1,508	1,451
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (f)	51	45
Carvana Co.
5.50%, 04/15/27 (f)	179	122
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (f)	10	9
Caterpillar Financial Services Corporation
2.15%, 11/08/24	403	386
3.40%, 05/13/25	671	650
1.45%, 05/15/25	405	378
3.65%, 08/12/25	534	518
2.40%, 08/09/26	653	606
1.15%, 09/14/26	592	527
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (f)	85	79
CDW Finance Corporation
2.67%, 12/01/26	732	657
4.25%, 04/01/28	271	249
3.25%, 02/15/29	335	289
Century Communities, Inc.
6.75%, 06/01/27	230	231
3.88%, 08/15/29 (f) (j)	444	385
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	521	519
Cheniere Energy, Inc.
4.63%, 10/15/28	51	48
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	110	107
Chevron U.S.A. Inc.
3.90%, 11/15/24	155	152
0.69%, 08/12/25	726	664
Chord Energy Corporation
6.38%, 06/01/26 (f)	839	832
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	142	137
Cigna Corporation
4.13%, 11/15/25	284	276
1.25%, 03/15/26	103	93
3.40%, 03/01/27	171	161
Cisco Systems, Inc.
2.95%, 02/28/26	402	385
Civitas Resources, Inc.
5.00%, 10/15/26 (f)	924	877
Clarios Global LP
6.25%, 05/15/26 (f)	327	325
8.50%, 05/15/27 (f)	12	12
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	40	36
7.75%, 04/15/28 (f) (g)	224	176
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (f)	108	109
5.88%, 06/01/27 (g)	158	154
CME Group Inc.
3.75%, 06/15/28	330	316
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	119	120
Comcast Corporation
3.38%, 08/15/25	477	460
3.15%, 03/01/26	109	104
4.15%, 10/15/28	532	515
Comerica Bank
2.50%, 07/23/24 (g)	924	868
Commercial Metals Company
4.38%, 03/15/32	421	365
Commscope Finance LLC
8.25%, 03/01/27 (f)	276	221
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	161	157
5.63%, 03/15/27 (f)	467	413
CoreCivic, Inc.
8.25%, 04/15/26	172	174
Coty Inc.
5.00%, 04/15/26 (f)	211	203
Crescent Energy Finance LLC
7.25%, 05/01/26 (f)	186	175
Crestwood Midstream Partners LP
5.63%, 05/01/27 (f)	193	183
Crown Americas LLC
4.75%, 02/01/26	175	170
Crown Castle Inc.
1.35%, 07/15/25	1,689	1,546
3.70%, 06/15/26	268	255
3.65%, 09/01/27	158	148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CSC Holdings, LLC
11.25%, 05/15/28 (f)	202	196
CSX Corporation
3.35%, 11/01/25	1,136	1,086
3.25%, 06/01/27	419	395
3.80%, 03/01/28	51	49
Cummins Inc.
0.75%, 09/01/25	282	257
CVR Energy, Inc.
5.25%, 02/15/25 (f)	72	69
CVS Health Corporation
2.88%, 06/01/26	226	212
3.00%, 08/15/26	50	47
4.30%, 03/25/28	237	228
D.R. Horton, Inc.
1.30%, 10/15/26	187	164
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	167	162
Dealer Tire, LLC
8.00%, 02/01/28 (f)	10	9
Delek Logistics Partners, LP
6.75%, 05/15/25	231	227
7.13%, 06/01/28 (f)	133	124
Dell International L.L.C.
5.85%, 07/15/25 (j)	1,517	1,522
6.02%, 06/15/26 (j)	1,162	1,179
4.90%, 10/01/26 (j)	118	117
Delta Air Lines, Inc.
2.90%, 10/28/24	2	2
7.38%, 01/15/26	247	258
Diamondback Energy, Inc.
3.25%, 12/01/26	271	255
Diebold Nixdorf, Incorporated
0.00%, 07/15/25 (b) (f) (k)	75	14
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	443	401
Discover Bank
2.45%, 09/12/24	250	237
3.45%, 07/27/26	270	249
4.65%, 09/13/28	265	246
DISH DBS Corporation
5.25%, 12/01/26 (f)	551	444
Dish Network Corporation
11.75%, 11/15/27 (f)	179	175
Diversified Healthcare Trust
9.75%, 06/15/25	32	31
DTE Energy Company
1.05%, 06/01/25	276	253
Dycom Industries, Inc.
4.50%, 04/15/29 (f)	69	63
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	188	181
eBay Inc.
1.90%, 03/11/25	432	406
1.40%, 05/10/26	68	61
5.95%, 11/22/27	417	427
Eco Material Technologies Inc.
7.88%, 01/31/27 (f)	137	131
Edwards Lifesciences Corporation
4.30%, 06/15/28	506	489
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	619	616
8.13%, 07/01/27 (f) (g)	83	85
Elevance Health, Inc.
5.35%, 10/15/25	1,081	1,078
Emerson Electric Co.
0.88%, 10/15/26	56	49
1.80%, 10/15/27	50	44
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	11	10
Encompass Health Corporation
4.50%, 02/01/28	82	76
Enterprise Products Operating LLC
5.38%, 02/15/78	408	334
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	126	65
Enviva Partners, LP
6.50%, 01/15/26 (f)	169	133
EQM Midstream Partners, LP
7.50%, 06/01/27 (f)	98	99
6.50%, 07/01/27 (f)	21	21
EQT Corporation
5.70%, 04/01/28	987	979
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	53	52
Equitable Holdings, Inc.
4.35%, 04/20/28	1,217	1,140
Exxon Mobil Corporation
2.71%, 03/06/25	544	522
2.99%, 03/19/25	676	652
3.04%, 03/01/26	162	155
Fair Isaac Corporation
5.25%, 05/15/26 (f)	1,540	1,507
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (f)	87	81
Fifth Third Bancorp
2.55%, 05/05/27	378	334
1.71%, 11/01/27	50	43
3.95%, 03/14/28	715	658
4.06%, 04/25/28	263	242
Florida Power & Light Company
2.85%, 04/01/25	681	655
5.05%, 04/01/28	1,514	1,526
Ford Motor Credit Company LLC
2.70%, 08/10/26	474	423
4.13%, 08/17/27	5	5
7.35%, 11/04/27	202	207
2.90%, 02/16/28	250	214
Fortinet, Inc.
1.00%, 03/15/26	154	137
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (f)	134	132
Fox Corporation
4.71%, 01/25/29	466	453
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	152	138
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	107	97
6.63%, 01/15/27 (f)	124	108
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	57	52
5.00%, 05/01/28 (f)	10	9
Gates Global LLC
6.25%, 01/15/26 (f)	66	65
Gen Digital Inc.
6.75%, 09/30/27 (f)	210	210
General Dynamics Corporation
3.75%, 05/15/28	264	253
General Mills, Inc.
4.20%, 04/17/28	1,566	1,520
Genesis Energy, L.P.
8.00%, 01/15/27	114	111
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	132	94
Global Medical Response, Inc.
6.50%, 10/01/25 (f)	142	78
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	65	48
Golub Capital BDC, Inc.
3.38%, 04/15/24	260	253
Goto Group, Inc.
5.50%, 09/01/27 (f)	186	104
Grand Canyon University
4.13%, 10/01/24	30	28
Gray Escrow, Inc.
7.00%, 05/15/27 (f)	195	166
Group 1 Automotive, Inc.
4.00%, 08/15/28 (f)	152	134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (f)	65	59
Gulfport Energy Operating Corporation
8.00%, 05/17/26	65	65
Haleon US Capital LLC
3.38%, 03/24/27	587	549
Hat Holdings I LLC
3.38%, 06/15/26 (f)	152	136
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (f)	105	99
HCA Inc.
5.38%, 02/01/25	967	959
5.25%, 04/15/25	1,566	1,546
Herc Holdings Inc.
5.50%, 07/15/27 (f)	142	136
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (f)	188	170
Hess Corporation
4.30%, 04/01/27	449	431
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	64	63
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (f)	160	159
Holly Energy Partners, L.P.
5.00%, 02/01/28 (f)	31	29
Home Point Capital Inc.
5.00%, 02/01/26 (f)	114	102
Honeywell International Inc.
1.35%, 06/01/25	1,574	1,470
4.95%, 02/15/28	370	375
Host Hotels & Resorts, L.P.
4.00%, 06/15/25	532	511
Howmet Aerospace Inc.
6.88%, 05/01/25	71	72
HP, Inc.
2.20%, 06/17/25	1,463	1,377
1.45%, 06/17/26	641	575
HSBC USA Inc.
3.75%, 05/24/24	667	654
Hughes Satellite Systems Corporation
5.25%, 08/01/26	760	711
Humana Inc.
1.35%, 02/03/27	986	858
Huntington Bancshares Incorporated
4.44%, 08/04/28	59	55
Icahn Enterprises L.P.
6.25%, 05/15/26	41	37
5.25%, 05/15/27	445	384
iHeartCommunications, Inc.
8.38%, 05/01/27	192	128
5.25%, 08/15/27 (f)	242	185
Illinois Tool Works Inc.
2.65%, 11/15/26	192	180
Illumina, Inc.
5.80%, 12/12/25	387	388
5.75%, 12/13/27	374	375
Ingevity Corporation
3.88%, 11/01/28 (f)	50	43
Intel Corporation
3.40%, 03/25/25	538	522
2.60%, 05/19/26	408	384
1.60%, 08/12/28	440	379
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
4.40%, 01/26/26, CAD	490	368
International Business Machines Corporation
4.00%, 07/27/25	1,473	1,440
4.50%, 02/06/26	1,555	1,532
IQVIA Inc.
5.00%, 05/15/27 (f)	200	193
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	172	151
KeyCorp
2.25%, 04/06/27	103	85
Kilroy Realty, L.P.
4.38%, 10/01/25	929	868
Kontoor Brands, Inc.
4.13%, 11/15/29 (f)	417	352
KRC Interim Corp.
3.80%, 04/01/27	178	166
LABL Escrow Issuer LLC
6.75%, 07/15/26 (f)	165	162
10.50%, 07/15/27 (f)	20	19
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	177	154
Lam Research Corporation
3.80%, 03/15/25	696	679
Lamar Media Corp.
3.75%, 02/15/28	32	29
Las Vegas Sands Corp.
2.90%, 06/25/25	343	322
3.50%, 08/18/26	50	47
Lazard Group LLC
4.50%, 09/19/28	307	291
LD Holdings Group LLC
6.50%, 11/01/25 (f) (i)	18	14
6.13%, 04/01/28 (f)	149	86
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (f)	308	258
Lennar Corporation
4.75%, 11/29/27	148	144
Level 3 Financing, Inc.
3.40%, 03/01/27 (f)	99	84
4.63%, 09/15/27 (f)	110	76
Liberty Mutual Group Inc.
4.13%, 12/15/51 (f)	107	84
Life Time, Inc.
5.75%, 01/15/26 (f)	212	207
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (f)	61	61
4.75%, 10/15/27 (f)	229	214
3.75%, 01/15/28 (f)	57	51
Lowe`s Companies, Inc.
4.00%, 04/15/25	296	288
3.38%, 09/15/25	305	292
1.30%, 04/15/28	1,825	1,544
LSF9 Atlantis
7.75%, 02/15/26 (f)	98	91
Lumen Technologies Inc.
4.00%, 02/15/27 (f)	276	205
LYB International Finance III, LLC
1.25%, 10/01/25	308	279
M/I Homes, Inc.
4.95%, 02/01/28	188	175
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	190	153
Magnum Management Corporation
5.50%, 05/01/25 (f)	119	118
Marathon Petroleum Corporation
3.80%, 04/01/28	179	167
Marriott International, Inc.
3.75%, 03/15/25	258	250
5.00%, 10/15/27 (j)	379	376
4.00%, 04/15/28	1,141	1,076
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	654	645
3.75%, 03/14/26	282	273
MasterCard Incorporated
2.00%, 03/03/25	1,429	1,358
Matador Resources Company
5.88%, 09/15/26	224	218
6.88%, 04/15/28 (f)	100	99
Match Group Holdings II, LLC
3.63%, 10/01/31 (f) (g)	420	345
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (f)	36	36
9.25%, 04/15/27 (f)	229	212
Mead Johnson Nutrition Company
4.13%, 11/15/25	242	236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Merck & Co., Inc.
2.75%, 02/10/25	527	507
0.75%, 02/24/26	430	388
1.90%, 12/10/28	206	180
Meritage Homes Corporation
6.00%, 06/01/25	50	50
3.88%, 04/15/29 (f)	100	89
Meta Platforms, Inc.
3.50%, 08/15/27	316	300
MGM Resorts International
6.75%, 05/01/25	241	242
5.75%, 06/15/25	46	46
5.50%, 04/15/27	6	6
Microchip Technology Incorporated
0.98%, 09/01/24	1,667	1,573
Micron Technology, Inc.
5.38%, 04/15/28	1,581	1,565
Microsoft Corporation
2.40%, 08/08/26	413	388
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	129	95
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	222	210
Morgan Stanley
3.62%, 04/17/25	535	524
0.79%, 05/30/25	204	194
2.72%, 07/22/25	260	251
0.86%, 10/21/25	50	47
1.16%, 10/21/25	693	648
3.88%, 01/27/26	1,596	1,540
2.19%, 04/28/26	1,670	1,568
4.68%, 07/17/26	1,563	1,534
3.13%, 07/27/26	1,540	1,443
6.14%, 10/16/26	1,526	1,543
1.59%, 05/04/27	101	90
3.59%, 07/22/28	556	514
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (e)	592	584
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	780	732
MPLX LP
4.88%, 12/01/24 - 06/01/25	1,171	1,150
4.00%, 02/15/25	558	541
1.75%, 03/01/26	569	517
4.25%, 12/01/27	265	252
Murphy Oil Corporation
5.88%, 12/01/27	134	130
Nabors Industries, Inc.
5.75%, 02/01/25	121	117
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	131	122
Navient Corporation
6.75%, 06/15/26	129	125
5.00%, 03/15/27	115	103
4.88%, 03/15/28	41	35
NCR Corporation
5.75%, 09/01/27 (f)	164	164
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	315	295
6.50%, 09/30/26 (f)	9	8
Newell Brands Inc.
4.88%, 06/01/25	64	62
6.38%, 09/15/27 (g)	86	83
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	208	194
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	129	115
3.55%, 05/01/27	192	181
4.63%, 07/15/27	149	146
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (f)	152	149
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	245	241
Nike, Inc.
2.38%, 11/01/26	323	300
NiSource Inc.
5.25%, 03/30/28	575	574
NMG Holding Company, Inc.
7.13%, 04/01/26 (f)	131	122
Northern Trust Corporation
3.38%, 05/08/32	466	414
Novartis Capital Corporation
1.75%, 02/14/25	1,362	1,291
3.00%, 11/20/25	861	824
Novelis Corporation
3.25%, 11/15/26 (f)	222	201
3.88%, 08/15/31 (f)	400	330
NRG Energy, Inc.
5.75%, 01/15/28	25	24
NuStar Logistics, L.P.
5.75%, 10/01/25	35	34
6.00%, 06/01/26	141	138
Old Claimco, LLC
6.75%, 05/01/26 (f)	129	123
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	60	57
4.75%, 01/15/28	735	673
Omnicom Group Inc.
3.60%, 04/15/26	277	265
OneMain Finance Corporation
3.50%, 01/15/27	122	105
6.63%, 01/15/28	165	156
ONEOK, Inc.
2.20%, 09/15/25	190	175
Oracle Corporation
3.40%, 07/08/24	340	332
2.95%, 11/15/24 - 05/15/25	606	583
2.50%, 04/01/25	53	50
1.65%, 03/25/26	423	384
2.65%, 07/15/26	408	378
3.25%, 11/15/27	409	380
2.30%, 03/25/28	1,118	986
Organon & Co.
4.13%, 04/30/28 (f)	626	556
Otis Worldwide Corporation
2.06%, 04/05/25	1,659	1,564
Outfront Media Capital Corporation
5.00%, 08/15/27 (f)	27	25
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	55	55
Owl Rock Technology Finance Corp.
2.50%, 01/15/27	580	480
PACCAR Financial Corp.
1.80%, 02/06/25	407	385
3.55%, 08/11/25	123	119
Paramount Global
4.75%, 05/15/25	584	570
6.38%, 03/30/62	158	132
Parker-Hannifin Corporation
3.65%, 06/15/24	157	154
3.25%, 03/01/27	155	146
Party City Holdings Inc.
0.00%, 02/15/26 (b) (f) (k)	3	—
PayPal Holdings, Inc.
2.40%, 10/01/24	125	120
1.65%, 06/01/25	1,656	1,550
PBF Holding Company LLC
6.00%, 02/15/28	366	343
PDC Energy, Inc.
5.75%, 05/15/26	1,407	1,405
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	44	42
Penske Automotive Group, Inc.
3.50%, 09/01/25	175	167
PepsiCo, Inc.
2.75%, 04/30/25	263	252
3.50%, 07/17/25	390	379
2.85%, 02/24/26	547	522
Performance Food Group Company
5.50%, 10/15/27 (f)	55	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Pfizer Inc.
3.60%, 09/15/28	70	67
Philip Morris International Inc.
2.88%, 05/01/24	258	253
1.50%, 05/01/25	1,672	1,564
3.38%, 08/11/25	149	144
5.00%, 11/17/25	476	474
2.75%, 02/25/26	232	218
5.13%, 11/17/27	65	65
3.13%, 03/02/28	407	374
Phillips 66
3.55%, 10/01/26	479	450
3.90%, 03/15/28	395	375
Physicians Realty L.P.
3.95%, 01/15/28	270	247
PNC Bank, National Association
2.95%, 02/23/25	250	238
4.05%, 07/26/28	262	242
PPL Capital Funding, Inc.
3.10%, 05/15/26	426	402
Presidio Holdings, Inc.
4.88%, 02/01/27 (f)	185	174
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	104	98
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (f)	132	129
3.38%, 08/31/27 (f)	240	212
6.25%, 01/15/28 (f)	10	9
Principal Financial Group, Inc.
3.40%, 05/15/25	1,029	984
3.10%, 11/15/26	581	537
PTC Inc.
3.63%, 02/15/25 (f)	132	128
PVH Corp.
4.63%, 07/10/25 (j)	255	246
Qorvo, Inc.
1.75%, 12/15/24 (f)	273	254
Quanta Services, Inc.
0.95%, 10/01/24	272	256
Quest Diagnostics Incorporated
3.50%, 03/30/25	1,610	1,552
QVC, Inc.
4.75%, 02/15/27	155	100
Radian Group Inc.
4.50%, 10/01/24	186	181
6.63%, 03/15/25	1,559	1,557
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	219	175
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	124	46
Raytheon Technologies Corporation
3.95%, 08/16/25	1,576	1,544
Regal Rexnord Corporation
6.05%, 04/15/28 (f) (j)	910	904
Regency Centers, L.P.
3.60%, 02/01/27	83	78
4.13%, 03/15/28	269	251
Regions Financial Corporation
2.25%, 05/18/25	195	181
Reliance Steel & Aluminum Co.
1.30%, 08/15/25	1,375	1,256
Reynolds American Inc.
4.45%, 06/12/25	844	821
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (f)	226	202
RHP Hotel Properties, LP
4.75%, 10/15/27	92	86
Rite Aid Corporation
8.00%, 11/15/26 (f)	17	8
Rithm Capital Corp.
6.25%, 10/15/25 (f)	41	38
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (f)	26	24
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	210	186
Roper Technologies, Inc.
1.00%, 09/15/25	280	255
RP Escrow Issuer LLC
5.25%, 12/15/25 (f)	116	86
RPM International Inc.
4.55%, 03/01/29	278	260
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	1,546	1,539
Sabre GLBL Inc.
7.38%, 09/01/25 (f)	267	237
Safeway Inc.
3.25%, 03/15/26 (f)	338	313
7.50%, 03/15/26 (f)	121	123
5.88%, 02/15/28 (f)	165	160
Salesforce, Inc.
3.70%, 04/11/28	391	377
1.50%, 07/15/28	86	74
SBA Communications Corporation
3.88%, 02/15/27	284	262
Scientific Games International, Inc.
8.63%, 07/01/25 (f)	55	56
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	144	129
Seaworld Entertainment, Inc.
8.75%, 05/01/25 (f)	903	919
Select Medical Corporation
6.25%, 08/15/26 (f)	146	143
Sempra Energy
3.40%, 02/01/28	51	47
4.13%, 04/01/52	306	248
Service Properties Trust
4.35%, 10/01/24	198	191
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 - 04/01/29	917	804
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	17
Simon Property Group, L.P.
3.75%, 02/01/24	485	479
3.50%, 09/01/25	259	248
3.25%, 11/30/26	50	47
3.38%, 06/15/27	515	481
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	1,039	936
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24	134	129
SLM Corporation
4.20%, 10/29/25	190	177
3.13%, 11/02/26	7	6
SM Energy Company
5.63%, 06/01/25	125	123
6.75%, 09/15/26	85	83
6.63%, 01/15/27	144	141
6.50%, 07/15/28	391	376
Sotheby's, Inc.
7.38%, 10/15/27 (f)	200	180
Southern California Gas Company
2.60%, 06/15/26	413	385
Southern Power Company
0.90%, 01/15/26	286	256
Southwest Airlines Co.
5.25%, 05/04/25	172	170
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (f)	190	180
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (f)	266	264
Spirit Realty, L.P.
4.45%, 09/15/26	375	354
2.10%, 03/15/28	1,366	1,148
Sprint Corporation
7.63%, 02/15/25	1,501	1,533
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	279	267
Staples, Inc.
7.50%, 04/15/26 (f)	128	105

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
10.75%, 04/15/27 (f)	235	137
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	148	127
State Street Corporation
4.86%, 01/26/26	165	163
1.75%, 02/06/26 (g)	452	424
2.90%, 03/30/26	263	251
5.75%, 11/04/26	325	327
Station Casinos LLC
4.50%, 02/15/28 (f)	74	67
Stericycle, Inc.
5.38%, 07/15/24 (f)	23	23
Stryker Corporation
1.15%, 06/15/25	730	672
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (f)	211	205
Sunoco LP
6.00%, 04/15/27	25	25
Synchrony Financial
4.38%, 03/19/24	253	248
4.88%, 06/13/25	670	637
4.50%, 07/23/25	257	243
5.40%, 08/22/25 (e)	522	499
3.70%, 08/04/26	440	395
5.63%, 08/23/27 (e)	250	235
3.95%, 12/01/27	399	351
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	173	171
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (f)	158	159
Tanger Properties Limited Partnership
3.88%, 07/15/27	225	202
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (f)	62	61
TCI Communications, Inc.
7.13%, 02/15/28	454	492
TEGNA Inc.
4.75%, 03/15/26 (f)	150	144
4.63%, 03/15/28	526	465
Teledyne Technologies Incorporated
2.25%, 04/01/28	1,431	1,249
Tempur Sealy International, Inc.
4.00%, 04/15/29 (f)	215	186
3.88%, 10/15/31 (f)	196	160
Tenet Healthcare Corporation
4.88%, 01/01/26	404	394
6.25%, 02/01/27	170	169
Texas Instruments Incorporated
4.60%, 02/15/28	110	110
The Bank of New York Mellon Corporation
3.25%, 09/11/24	392	380
3.00%, 02/24/25	259	249
1.60%, 04/24/25	413	387
3.43%, 06/13/25	671	654
5.22%, 11/21/25	373	371
2.80%, 05/04/26	693	649
4.41%, 07/24/26	251	246
3.44%, 02/07/28	265	250
3.99%, 06/13/28	677	649
4.54%, 02/01/29	294	286
The Charles Schwab Corporation
3.85%, 05/21/25	257	247
0.90%, 03/11/26	192	170
3.20%, 01/25/28	226	205
2.00%, 03/20/28	1,585	1,366
4.00%, 02/01/29	50	47
The Goldman Sachs Group, Inc.
3.63%, 02/20/24	385	379
4.00%, 03/03/24	440	435
5.70%, 11/01/24	100	100
1.76%, 01/24/25	228	222
3.27%, 09/29/25	63	61
4.25%, 10/21/25	324	312
3.75%, 02/25/26	808	776
3.50%, 11/16/26	1,614	1,515
1.09%, 12/09/26	1,307	1,167
3.85%, 01/26/27	116	110
1.43%, 03/09/27	287	257
4.39%, 06/15/27	787	765
1.54%, 09/10/27	258	227
3.62%, 03/15/28	684	642
3.69%, 06/05/28	535	503
4.48%, 08/23/28	258	250
3.81%, 04/23/29	693	644
4.22%, 05/01/29	64	60
The Hershey Company
2.30%, 08/15/26 (j)	230	215
The Home Depot, Inc.
0.90%, 03/15/28	160	135
The Huntington National Bank
4.01%, 05/16/25	256	246
4.55%, 05/17/28	667	624
The PNC Financial Services Group, Inc.
5.35%, 12/02/28	639	632
The Procter & Gamble Company
2.45%, 11/03/26	96	90
2.80%, 03/25/27	403	380
The Providence Service Corporation
5.88%, 11/15/25 (f)	168	156
The Southern Company
3.25%, 07/01/26	277	261
4.00%, 01/15/51	1,232	1,146
3.75%, 09/15/51	138	117
The TJX Companies, Inc.
2.25%, 09/15/26	65	60
The Walt Disney Company
3.70%, 10/15/25	117	114
1.75%, 01/13/26	717	664
3.38%, 11/15/26	401	382
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	283
T-Mobile USA, Inc.
3.50%, 04/15/25	1,161	1,117
2.25%, 02/15/26	274	252
2.63%, 04/15/26 - 02/15/29	1,200	1,075
4.75%, 02/01/28	51	50
3.38%, 04/15/29	571	513
Toll Brothers Finance Corp.
4.35%, 02/15/28	340	319
TopBuild Corp.
4.13%, 02/15/32 (f)	425	364
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	40	38
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	465	487
TransDigm Inc.
6.25%, 03/15/26 (f)	576	573
5.50%, 11/15/27	194	183
Transocean Inc
11.50%, 01/30/27 (f)	143	149
Travel + Leisure Co.
6.63%, 07/31/26 (f)	168	167
TRI Pointe Holdings, Inc.
5.88%, 06/15/24	128	127
TRI Pointe Homes Holdings, Inc.
5.25%, 06/01/27	694	660
TripAdvisor, Inc.
7.00%, 07/15/25 (f)	60	60
Triumph Group, Inc.
9.00%, 03/15/28 (f)	18	18
Truist Bank
1.50%, 03/10/25	270	249
3.63%, 09/16/25	540	503
3.80%, 10/30/26	264	241
2.64%, 09/17/29	469	433
Truist Financial Corporation
5.90%, 10/28/26	633	627
Tucson Electric Power Company
3.05%, 03/15/25	102	97

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	127	122
U.S. Bancorp
2.38%, 07/22/26	567	518
5.73%, 10/21/26	245	246
3.90%, 04/26/28	1,425	1,343
4.55%, 07/22/28	825	790
U.S. Bank National Association
2.05%, 01/21/25	251	237
U.S. Foods Inc.
6.25%, 04/15/25 (f)	119	119
Uber Technologies, Inc.
8.00%, 11/01/26 (f)	431	439
7.50%, 09/15/27 (f)	10	10
6.25%, 01/15/28 (f)	66	66
Under Armour, Inc.
3.25%, 06/15/26	1,042	957
Unilever Capital Corporation
2.90%, 05/05/27	320	299
Union Pacific Corporation
2.75%, 03/01/26	225	213
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	239	227
United Rentals (North America), Inc.
3.88%, 11/15/27	23	21
United Wholesale Mortgage, LLC
5.75%, 06/15/27 (f)	157	143
UnitedHealth Group Incorporated
3.75%, 07/15/25	672	654
5.15%, 10/15/25	336	337
1.25%, 01/15/26	276	252
Uniti Group Inc.
10.50%, 02/15/28 (f)	220	218
4.75%, 04/15/28 (f)	234	194
Univision Communications Inc.
6.63%, 06/01/27 (f)	94	91
Urban One, Inc.
7.38%, 02/01/28 (f)	120	105
Vail Resorts, Inc.
6.25%, 05/15/25 (f)	157	157
Vector Group Ltd.
10.50%, 11/01/26 (f)	153	153
Vericast Corp.
11.00%, 09/15/26 (f)	221	230
Verisk Analytics, Inc.
4.00%, 06/15/25	1,582	1,537
Veritas USA Inc.
7.50%, 09/01/25 (f)	230	187
Verizon Communications Inc.
2.10%, 03/22/28	1,765	1,550
ViaSat, Inc.
5.63%, 04/15/27 (f)	75	70
Viavi Solutions Inc.
3.75%, 10/01/29 (f) (j)	491	418
VICI Properties L.P.
4.38%, 05/15/25	1,579	1,527
Virginia Electric and Power Company
3.10%, 05/15/25	1,469	1,401
2.95%, 11/15/26	235	218
3.50%, 03/15/27	545	516
3.75%, 05/15/27	309	296
Visa Inc.
3.15%, 12/14/25	913	875
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	341	327
5.00%, 07/31/27 (f)	198	186
VMware, Inc.
4.50%, 05/15/25 (j)	1,557	1,525
4.65%, 05/15/27 (j)	524	510
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	27	25
Walmart Inc.
1.05%, 09/17/26	236	211
3.90%, 04/15/28	1,580	1,542
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	103	96
Waste Management, Inc.
1.15%, 03/15/28	1,832	1,558
Watco Companies, L.L.C.
6.50%, 06/15/27 (f)	62	59
Wells Fargo & Company
3.00%, 04/22/26 - 10/23/26	3,322	3,106
2.19%, 04/30/26	1,526	1,430
4.10%, 06/03/26	774	742
4.54%, 08/15/26	1,576	1,539
3.20%, 06/17/27	1,648	1,547
Welltower OP LLC
4.25%, 04/15/28	1,265	1,192
WESCO Distribution, Inc.
7.13%, 06/15/25 (f)	295	298
Western Midstream Operating, LP
3.95%, 06/01/25	1,567	1,505
Westinghouse Air Brake Technologies Corporation
4.95%, 09/15/28 (h) (j)	343	331
Westlake Corporation
3.60%, 08/15/26	98	92
Willis North America Inc.
4.65%, 06/15/27	243	236
Wolverine Escrow LLC
0.00%, 11/15/26 (b) (f) (k)	68	7
Xcel Energy Inc.
3.30%, 06/01/25	400	381
1.75%, 03/15/27	50	44
Xerox Holdings Corporation
5.00%, 08/15/25 (f)	198	186
XHR LP
6.38%, 08/15/25 (f)	49	48
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	322	227
6.13%, 03/01/28 (f)	16	10
Ziff Davis, Inc.
4.63%, 10/15/30 (f)	393	341
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	50	47
3.55%, 04/01/25	1,610	1,551
		278,344
Canada 3.0%
Air Canada
3.88%, 08/15/26 (f)	26	24
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (l)	17	14
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (f)	69	66
Bank of Montreal
3.70%, 06/07/25 (l)	297	286
3.80%, 12/15/32 (l)	719	636
Baytex Energy Corp.
8.75%, 04/01/27 (f)	53	54
Bombardier Inc.
7.13%, 06/15/26 (f)	348	346
7.88%, 04/15/27 (f)	119	119
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	180	166
Canadian Imperial Bank of Commerce
3.10%, 04/02/24 (l)	168	165
2.25%, 01/28/25 (l)	1,073	1,017
3.95%, 08/04/25 (l)	389	376
1.25%, 06/22/26 (l)	595	526
3.45%, 04/07/27 (l)	70	66
5.00%, 04/28/28	496	489
Canadian National Railway Company
2.75%, 03/01/26	212	200
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	155	142
Enerflex Ltd.
9.00%, 10/15/27 (f)	104	101
GFL Environmental Inc.
5.13%, 12/15/26 (f)	206	199

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
GW B-CR Security Corporation
9.50%, 11/01/27 (f)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	71	66
Manulife Financial Corporation
4.06%, 02/24/32	695	646
Masonite International Corporation
5.38%, 02/01/28 (f)	166	158
Mattamy Homes Limited
5.25%, 12/15/27 (f)	58	54
Methanex Corporation
5.13%, 10/15/27	106	99
Nutrien Ltd.
4.90%, 03/27/28	1,393	1,367
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	2,048
1.13%, 05/15/26, GBP (e)	2,700	2,996
1.10%, 10/19/27, CAD (f)	297	197
4.25%, 04/25/28 (f)	1,067	1,045
0.10%, 05/19/28, EUR (e)	875	807
Open Text Corporation
3.88%, 02/15/28 (f)	1,268	1,116
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (f)	120	120
Royal Bank of Canada
2.55%, 07/16/24 (l)	396	382
0.75%, 10/07/24 (l)	565	530
2.25%, 11/01/24	552	527
3.38%, 04/14/25 (l)	259	249
0.88%, 01/20/26 (l)	915	819
1.20%, 04/27/26 (l)	588	524
1.15%, 07/14/26 (l)	497	439
1.40%, 11/02/26 (l)	742	655
3.63%, 05/04/27 (l)	545	515
4.24%, 08/03/27 (l)	154	148
6.00%, 11/01/27 (l)	140	143
Strathcona Resources Ltd.
6.88%, 08/01/26 (f)	122	107
Telesat Canada
5.63%, 12/06/26 (f)	36	22
The Bank of Nova Scotia
3.40%, 02/11/24 (l)	222	218
2.44%, 03/11/24 (l)	670	655
0.70%, 04/15/24 (l)	266	256
5.25%, 12/06/24 (l)	653	650
4.75%, 02/02/26 (l)	664	654
1.05%, 03/02/26 (l)	739	656
2.70%, 08/03/26 (l)	710	653
1.30%, 09/15/26 (l)	141	123
The Toronto-Dominion Bank
2.35%, 03/08/24 (l)	196	191
3.25%, 03/11/24 (l)	535	526
4.29%, 09/13/24 (l)	528	517
3.77%, 06/06/25 (l)	396	383
1.15%, 06/12/25 (l)	619	569
0.75%, 09/11/25 - 01/06/26 (l)	618	553
1.20%, 06/03/26 (l)	743	659
1.25%, 09/10/26 (l)	436	384
2.80%, 03/10/27 (l)	173	158
3.63%, 09/15/31 (l)	555	510
Vermilion Energy Inc.
5.63%, 03/15/25 (f)	1,589	1,554
6.88%, 05/01/30 (f)	143	132
		30,777
United Kingdom 2.1%
B.A.T. Capital Corporation
3.22%, 08/15/24	181	176
3.56%, 08/15/27	100	92
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	167	150
4.45%, 03/16/28	268	253
Barclays PLC
4.38%, 09/11/24	389	379
3.93%, 05/07/25	394	385
4.38%, 01/12/26 (l)	531	511
2.85%, 05/07/26 (l)	412	385
5.20%, 05/12/26	389	376
5.30%, 08/09/26 (l)	381	372
7.33%, 11/02/26 (l)	367	374
4.34%, 01/10/28 (l)	204	191
7.39%, 11/02/28 (l)	358	372
4.97%, 05/16/29 (l)	616	582
Connect Finco SARL
6.75%, 10/01/26 (f)	200	194
Diageo Capital PLC
1.38%, 09/29/25	1,638	1,506
5.20%, 10/24/25	277	278
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	50	48
Haleon UK Capital PLC
3.13%, 03/24/25	1,520	1,452
HSBC Holdings PLC
3.80%, 03/11/25 (l)	392	385
0.98%, 05/24/25	272	259
4.30%, 03/08/26	315	305
3.90%, 05/25/26 (l)	503	479
2.10%, 06/04/26 (l)	1,474	1,363
4.29%, 09/12/26 (l)	1,496	1,435
1.59%, 05/24/27	658	582
4.76%, 06/09/28 (l)	265	254
5.21%, 08/11/28	844	825
7.39%, 11/03/28	446	471
2.21%, 08/17/29 (l)	329	275
International Game Technology PLC
4.13%, 04/15/26 (f)	255	242
Jaguar Land Rover Automotive PLC
5.88%, 01/15/28 (f)	213	193
Lloyds Banking Group PLC
4.45%, 05/08/25 (l)	510	494
3.87%, 07/09/25 (l)	718	698
2.44%, 02/05/26 (l)	236	222
3.51%, 03/18/26 (l)	539	513
4.65%, 03/24/26	261	248
1.63%, 05/11/27 (l)	363	321
3.75%, 03/18/28 (l)	408	377
3.57%, 11/07/28	437	396
5.87%, 03/06/29	403	401
NatWest Group PLC
4.27%, 03/22/25 (l)	328	322
4.80%, 04/05/26	387	376
7.47%, 11/10/26 (l)	496	505
3.07%, 05/22/28 (l)	497	447
5.52%, 09/30/28 (l)	252	247
4.89%, 05/18/29 (l)	264	251
3.75%, 11/01/29 (l)	493	462
Rolls-Royce PLC
5.75%, 10/15/27 (f)	228	223
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	20
		21,667
Japan 1.3%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	979
Honda Motor Co., Ltd.
2.27%, 03/10/25	1,168	1,111
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	499	470
1.41%, 07/17/25	421	385
4.79%, 07/18/25	377	372
0.95%, 07/19/25	260	246
2.76%, 09/13/26	200	184
1.54%, 07/20/27	942	831
2.34%, 01/19/28	396	354
4.08%, 04/19/28	265	251
5.02%, 07/20/28	252	247
5.35%, 09/13/28	515	511
5.42%, 02/22/29	683	677

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Mizuho Financial Group, Inc.
2.84%, 07/16/25 - 09/13/26	802	762
2.56%, 09/13/25	278	266
2.65%, 05/22/26	200	187
2.23%, 05/25/26	457	425
3.66%, 02/28/27	284	267
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24	395	382
1.47%, 07/08/25	721	663
0.95%, 01/12/26	595	531
3.78%, 03/09/26	260	249
2.63%, 07/14/26	228	210
1.40%, 09/17/26	599	527
3.01%, 10/19/26	449	416
3.45%, 01/11/27	194	182
2.17%, 01/14/27	282	253
3.36%, 07/12/27	380	355
5.52%, 01/13/28	643	646
		12,939
South Korea 0.5%
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	668
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e)	1,990	2,059
0.75%, 09/21/25	1,618	1,459
2.63%, 05/26/26	1,050	972
		5,158
Netherlands 0.5%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (f)	320	272
BNG Bank N.V.
0.75%, 11/13/23, AUD	830	545
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (f)	180	165
JBS USA Food Company
2.50%, 01/15/27 (f)	128	112
Nederlandse Waterschapsbank N.V.
2.00%, 12/16/24, GBP (e)	2,570	3,081
3.50%, 07/20/27, AUD	460	293
Shell International Finance B.V.
2.88%, 05/10/26	345	329
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	280	269
		5,066
Luxembourg 0.5%
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	200
ArcelorMittal
4.55%, 03/11/26	256	249
6.55%, 11/29/27	338	347
European Investment Bank
2.25%, 03/15/30, EUR (e)	2,535	2,632
Medtronic Global Holdings S.C.A.
4.25%, 03/30/28	1,569	1,533
		4,961
Germany 0.4%
Deutsche Bank Aktiengesellschaft
0.90%, 05/28/24 (l)	1,094	1,041
4.16%, 05/13/25 (l)	256	246
5.37%, 09/09/27	246	242
KfW
3.20%, 09/11/26, AUD	880	563
0.00%, 03/31/27, EUR (e)	2,360	2,287
		4,379
Australia 0.3%
BHP Billiton Finance (USA) Limited
4.88%, 02/27/26	323	321
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	173	162
6.13%, 04/15/32 (f)	306	291
Mineral Resources Limited
8.00%, 11/01/27 (f)	158	159
8.50%, 05/01/30 (f)	631	637
Westpac Banking Corporation
2.35%, 02/19/25	119	113
2.89%, 02/04/30 (l)	1,125	1,049
4.32%, 11/23/31 (l)	313	289
		3,021
France 0.3%
Altice France Holding S.A.
8.13%, 02/01/27 (f)	341	295
5.50%, 01/15/28 (f)	246	186
Dexia Credit Local
0.25%, 12/11/24, GBP (e)	700	819
1.25%, 10/27/25, EUR (e)	1,000	1,032
TotalEnergies Capital
3.88%, 10/11/28	315	303
		2,635
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	239
1.63%, 08/02/31 (f)	1,151	943
		1,182
Spain 0.1%
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (l)	400	361
5.86%, 09/14/26 (l)	400	394
6.14%, 09/14/28 (l)	400	400
		1,155
China 0.1%
China Development Bank
0.88%, 01/24/24, EUR (e)	1,000	1,072
Bermuda 0.1%
Aircastle Limited
4.25%, 06/15/26	376	354
Nabors Industries Ltd.
7.25%, 01/15/26 (f)	119	111
NCL Corporation Ltd.
3.63%, 12/15/24 (f)	222	213
5.88%, 03/15/26 - 02/15/27 (f)	163	155
NCL Finance, Ltd.
6.13%, 03/15/28 (f)	137	124
		957
Panama 0.1%
Carnival Corporation
10.50%, 02/01/26 (f)	175	184
7.63%, 03/01/26 (f) (g)	556	544
5.75%, 03/01/27 (f)	45	41
9.88%, 08/01/27 (f)	105	109
		878
Liberia 0.1%
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (f)	524	496
5.38%, 07/15/27 (f)	315	295
		791
Macau 0.1%
MGM China Holdings Limited
4.75%, 02/01/27 (f)	350	317
Sands China Ltd
4.30%, 01/08/26 (h) (j)	394	370
		687
Belgium 0.1%
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (f)	600	546
Jersey 0.0%
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	160	162
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (f)	200	202
		364

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ireland 0.0%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	227	215
Switzerland 0.0%
Novartis Capital Corporation
3.10%, 05/17/27	50	48
Transocean Inc
8.00%, 02/01/27 (f)	178	161
		209
Saudi Arabia 0.0%
Saudi Arabian Oil Company
1.25%, 11/24/23 (f)	200	196
Total Corporate Bonds And Notes (cost $384,814)		377,199
GOVERNMENT AND AGENCY OBLIGATIONS 14.3%
Japan 4.4%
Cabinet Office, Government of Japan
0.10%, 06/20/25 - 09/20/30, JPY	1,823,550	12,666
2.20%, 09/20/26 - 03/20/50, JPY	331,000	2,579
0.01%, 12/20/26, JPY	207,950	1,444
0.50%, 03/20/33 - 03/20/60, JPY	343,300	2,194
1.10%, 03/20/33, JPY	209,200	1,547
1.70%, 06/20/33, JPY	77,250	602
1.50%, 03/20/34 - 03/20/45, JPY	174,150	1,311
2.40%, 03/20/34, JPY	396,500	3,295
1.40%, 09/20/34 - 03/20/55, JPY	348,250	2,538
1.20%, 03/20/35, JPY	120,050	893
1.30%, 06/20/35, JPY	306,900	2,306
0.70%, 03/20/37 - 12/20/48, JPY	331,200	2,216
0.60%, 12/20/37, JPY	174,850	1,191
0.40%, 03/20/39 - 03/20/56, JPY	292,950	1,797
0.30%, 06/20/39, JPY	129,500	827
2.00%, 03/20/42, JPY	236,350	1,929
1.90%, 09/20/42, JPY	293,150	2,359
0.90%, 03/20/57, JPY	309,650	1,911
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,365
1.63%, 01/20/27	272	243
		45,213
Italy 2.2%
Segretariato Generale Della Presidenza Della Repubblica
0.88%, 05/06/24	1,528	1,462
0.00%, 08/15/24, EUR	1,275	1,334
0.35%, 02/01/25, EUR	1,810	1,872
1.85%, 07/01/25, EUR (e)	2,103	2,210
3.10%, 09/15/26, EUR (e) (m)	1,235	1,411
7.25%, 11/01/26, EUR (e)	430	520
0.95%, 09/15/27 - 06/01/32, EUR	6,393	5,766
3.40%, 04/01/28, EUR	1,200	1,291
0.45%, 02/15/29, EUR	2,980	2,712
4.00%, 10/30/31, EUR (f)	400	440
2.45%, 09/01/33, EUR (e)	1,005	957
2.25%, 09/01/36, EUR (e)	1,148	1,017
4.00%, 02/01/37, EUR (e)	402	432
3.25%, 03/01/38, EUR	861	841
1.70%, 09/01/51, EUR (e)	180	118
2.15%, 09/01/52, EUR	180	129
2.80%, 03/01/67, EUR (e)	116	91
2.15%, 03/01/72, EUR (e)	70	45
		22,648
United States of America 1.8%
Treasury, United States Department of
0.88%, 01/31/24 (a)	18,303	17,831
Spain 1.2%
Estado Espanol
4.65%, 07/30/25, EUR	335	374
2.15%, 10/31/25, EUR (e)	70	74
1.95%, 04/30/26, EUR (e)	1,653	1,736
1.45%, 10/31/27, EUR (e)	2,147	2,174
1.40%, 07/30/28, EUR (e)	690	689
5.75%, 07/30/32, EUR	1,210	1,571
2.55%, 10/31/32, EUR	2,631	2,689
3.15%, 04/30/33, EUR (f)	708	757
4.20%, 01/31/37, EUR (e)	531	617
4.70%, 07/30/41, EUR	867	1,067
1.00%, 07/30/42 - 10/31/50, EUR	892	570
2.70%, 10/31/48, EUR (e)	216	194
3.45%, 07/30/66, EUR	14	14
1.45%, 10/31/71, EUR	65	34
		12,560
United Kingdom 1.2%
HM Treasury
4.25%, 12/07/27, GBP (e)	302	374
1.63%, 10/22/28 - 10/22/71, GBP (e)	715	715
0.38%, 10/22/30, GBP (e)	1,410	1,343
3.25%, 01/31/33, GBP	925	1,071
4.50%, 09/07/34, GBP (e)	1,105	1,414
0.63%, 07/31/35 - 10/22/50, GBP (e)	905	609
4.25%, 03/07/36 - 12/07/55, GBP (e)	1,072	1,327
1.75%, 09/07/37, GBP (e)	425	385
4.75%, 12/07/38, GBP	202	263
1.13%, 01/31/39 - 10/22/73, GBP (e)	272	195
1.25%, 10/22/41, GBP	453	345
3.25%, 01/22/44, GBP (e)	377	398
3.50%, 01/22/45, GBP (e)	305	333
4.25%, 12/07/46 - 12/07/49, GBP	510	624
1.50%, 07/22/47 - 07/31/53, GBP (e)	589	408
1.75%, 01/22/49, GBP	403	302
1.25%, 07/31/51, GBP (e)	463	291
3.75%, 07/22/52, GBP (e)	512	579
1.75%, 07/22/57, GBP (e)	272	191
0.50%, 10/22/61, GBP (e)	330	133
4.00%, 10/22/63, GBP (e)	105	128
2.50%, 07/22/65, GBP (e)	305	261
3.50%, 07/22/68, GBP (e)	134	148
		11,837
France 0.6%
Gouvernement De France
2.75%, 10/25/27, EUR (e)	2,543	2,754
1.75%, 06/25/39 - 05/25/66, EUR (e)	569	477
3.25%, 05/25/45, EUR (e)	751	822
2.00%, 05/25/48, EUR (e)	38	32
0.75%, 05/25/52, EUR (e)	1,620	964
0.75%, 05/25/53, EUR	170	99
4.00%, 04/25/55, EUR	978	1,221
		6,369
Canada 0.6%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (n)	140	97
Government of Canada
0.25%, 03/01/26, CAD	550	374
1.00%, 09/01/26, CAD	1,060	730
2.25%, 06/01/29, CAD	560	397
1.50%, 12/01/31, CAD	2,094	1,370
4.00%, 06/01/41, CAD	13	11
2.75%, 12/01/48 - 12/01/64, CAD	631	438
1.75%, 12/01/53, CAD	465	258
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	863
0.01%, 11/25/30, EUR (e)	1,655	1,415
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	29
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	224
2.95%, 06/18/50, CAD	160	99
		6,305
Germany 0.5%
Bundesrepublik Deutschland
0.00%, 02/15/30 - 08/15/50, EUR	2,193	1,812
4.75%, 07/04/34, EUR (e)	250	334
0.00%, 05/15/35 - 05/15/36, EUR (e)	3,666	2,944
2.50%, 08/15/46, EUR (e)	200	222
		5,312

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Australia 0.4%
Commonwealth of Australia
3.25%, 04/21/25, AUD (e)	275	180
2.75%, 11/21/28, AUD (e)	1,240	778
2.50%, 05/21/30, AUD (e)	1,025	623
1.75%, 11/21/32 - 06/21/51, AUD (e)	2,965	1,591
3.75%, 04/21/37, AUD (e)	297	190
2.75%, 05/21/41, AUD (e)	165	89
3.00%, 03/21/47, AUD (e)	106	57
		3,508
Belgium 0.3%
Service Public Federal Chancellerie Du Premier Ministre
0.80%, 06/22/28, EUR (e)	381	376
0.10%, 06/22/30, EUR (e)	403	363
3.00%, 06/22/34, EUR (e)	1,015	1,097
1.90%, 06/22/38, EUR (e)	304	279
3.75%, 06/22/45, EUR (e)	249	289
1.70%, 06/22/50, EUR	352	273
2.25%, 06/22/57, EUR	93	80
2.15%, 06/22/66, EUR (e)	125	102
0.65%, 06/22/71, EUR	50	22
		2,881
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	725
2.25%, 02/02/33 (f)	322	259
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,007
3.25%, 10/26/26 (e)	918	869
		2,860
Netherlands 0.3%
Staat der Nederlanden
0.75%, 07/15/28, EUR	635	628
0.00%, 07/15/30, EUR (f)	380	344
0.00%, 07/15/31 - 01/15/52, EUR	781	612
4.00%, 01/15/37, EUR (e)	491	608
0.50%, 01/15/40, EUR	515	395
2.00%, 01/15/54, EUR	110	104
		2,691
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,145
South Korea 0.1%
The Export-Import Bank of Korea
4.88%, 01/11/26	422	417
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (o)	490	491
		908
Denmark 0.1%
Danmarks Nationalbank
1.50%, 11/15/23, DKK (e)	28	4
1.75%, 11/15/25, DKK (e)	803	114
0.50%, 11/15/27, DKK	1,223	162
0.00%, 11/15/31, DKK (e)	810	95
4.50%, 11/15/39, DKK (e)	1,216	220
0.25%, 11/15/52, DKK	755	58
		653
United Arab Emirates 0.1%
Abu Dhabi, Government of
0.75%, 09/02/23 (f)	601	596
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (f)	257	220
2.13%, 09/22/31 (f)	331	256
		476
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	412
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (e)	1,895	160
2.25%, 06/01/32, SEK (e)	1,525	137
3.50%, 03/30/39, SEK (e)	920	95
		392
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	350
Mexico 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	296
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	135
Total Government And Agency Obligations (cost $159,095)		145,378
PREFERRED STOCKS 0.5%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	25
Roche Holding AG	15	4,606
Schindler Holding AG	—	19
		4,650
Brazil 0.1%
Gerdau S.A.	31	161
Petroleo Brasileiro S/A Petrobras. (l)	75	460
		621
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	13
Henkel AG & Co. KGaA (l)	—	27
Porsche Automobil Holding SE (l)	—	18
Sartorius Aktiengesellschaft	—	18
Volkswagen Aktiengesellschaft (l)	—	47
		123
Italy 0.0%
Telecom Italia SPA	12	3
Total Preferred Stocks (cost $5,405)		5,397
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (g)	1	87
Total Investment Companies (cost $87)		87
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 4.78% (p) (q)	14,353	14,353
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (p) (q)	2,656	2,656
Total Short Term Investments (cost $17,009)		17,009
Total Investments 99.0% (cost $1,042,634)		1,008,579
Total Securities Sold Short (0.1)% (proceeds $794)		(934)
Other Derivative Instruments 0.1%		1,417
Other Assets and Liabilities, Net 1.0%		9,922
Total Net Assets 100.0%		1,018,984

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.
(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

securities was $59,309 and 5.8% of the Fund.

(g) All or a portion of the security was on loan as of June 30, 2023.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(l) Convertible security.

(m) Treasury inflation indexed note, par amount is adjusted for inflation.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
United States of America (0.1%)
MasterCard Incorporated - Class A	(1)	(579)
Regeneron Pharmaceuticals, Inc.	—	(355)
Total Common Stocks (proceeds $794)		(934)
Total Securities Sold Short (0.1%) (proceeds $794)		(934)

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	01/19/22	121	104	—
AENA, S.M.E., S.A.	04/27/20	19	23	—
Alibaba Group Holding Limited	12/10/20	1,567	645	0.1
Allegro.eu	09/17/21	13	6	—
Amadeus IT Holding, S.A.	04/27/20	50	66	—
Amundi	12/17/21	8	7	—
Autostore Holdings Ltd	12/17/21	6	4	—
BAWAG Group AG	04/27/20	6	7	—
Budweiser Brewing Company APAC Limited	05/10/22	262	234	—
Bundesrepublik Deutschland, 4.75%, 07/04/34	06/30/23	334	334	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	10/29/21	691	658	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	04/21/22	2,348	2,286	0.2
Bundesrepublik Deutschland, 2.50%, 08/15/46	06/30/23	222	222	—
Cellnex Telecom, S.A.	04/16/21	52	46	—
China Development Bank, 0.88%, 01/24/24	07/09/20	1,132	1,072	0.1
Commonwealth of Australia, 3.25%, 04/21/25	06/30/23	180	180	—
Commonwealth of Australia, 2.75%, 11/21/28	03/31/22	821	778	0.1
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	623	623	0.1
Commonwealth of Australia, 1.75%, 11/21/32	12/21/22	1,545	1,499	0.2
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	269	190	—
Commonwealth of Australia, 2.75%, 05/21/41	09/30/20	119	89	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	57	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	136	92	—
Convatec Group PLC	04/27/20	8	8	—
Covestro AG	06/08/20	18	19	—
Danmarks Nationalbank, 1.50%, 11/15/23	06/26/19	4	4	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	117	114	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	87	95	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/28/20	326	220	—
Delivery Hero SE	04/29/22	13	16	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,106	979	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	929	819	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,165	1,032	0.1
Dino Polska Spolka Akcyjna	12/15/20	219	379	—
EQT AB	06/22/20	20	13	—
ESR Group Limited	06/19/20	17	10	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	73	74	—
Estado Espanol, 1.95%, 04/30/26	03/31/22	1,862	1,736	0.2
Estado Espanol, 1.45%, 10/31/27	02/26/21	2,239	2,174	0.2
Estado Espanol, 1.40%, 07/30/28	11/08/22	655	689	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	673	617	0.1
Estado Espanol, 2.70%, 10/31/48	10/30/20	289	194	—
European Investment Bank, 2.25%, 03/15/30	02/02/23	2,709	2,632	0.3
Evolution AB (publ)	06/24/20	38	47	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	134	138	—
Gouvernement De France, 2.75%, 10/25/27	01/07/22	2,818	2,754	0.3
Gouvernement De France, 1.75%, 06/25/39	07/31/19	296	301	—
Gouvernement De France, 3.25%, 05/25/45	04/27/20	1,328	822	0.1
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	32	—
Gouvernement De France, 0.75%, 05/25/52	09/30/21	1,020	964	0.1
Gouvernement De France, 1.75%, 05/25/66	02/21/22	304	176	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
HDFC Life Insurance Company Limited	07/13/21	258	262	—
HM Treasury, 4.25%, 12/07/27	05/31/23	376	374	—
HM Treasury, 1.63%, 10/22/28	11/08/22	630	627	0.1
HM Treasury, 0.38%, 10/22/30	06/30/23	1,343	1,343	0.1
HM Treasury, 4.50%, 09/07/34	10/18/22	1,364	1,414	0.2
HM Treasury, 0.63%, 07/31/35	10/18/22	351	383	—
HM Treasury, 4.25%, 03/07/36	10/18/22	437	466	0.1
HM Treasury, 1.75%, 09/07/37	10/18/22	351	385	0.1
HM Treasury, 1.13%, 01/31/39	10/18/22	145	160	—
HM Treasury, 4.25%, 09/07/39	10/18/22	339	376	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	248	—
HM Treasury, 3.25%, 01/22/44	10/18/22	358	398	0.1
HM Treasury, 3.50%, 01/22/45	10/18/22	299	333	—
HM Treasury, 1.50%, 07/22/47	10/18/22	221	244	—
HM Treasury, 0.63%, 10/22/50	01/10/23	239	226	—
HM Treasury, 1.25%, 07/31/51	12/02/22	342	291	—
HM Treasury, 3.75%, 07/22/52	10/18/22	543	579	0.1
HM Treasury, 1.50%, 07/31/53	10/18/22	158	164	—
HM Treasury, 4.25%, 12/07/55	10/18/22	214	237	—
HM Treasury, 1.75%, 07/22/57	08/11/21	366	191	—
HM Treasury, 0.50%, 10/22/61	01/10/23	143	133	—
HM Treasury, 4.00%, 10/22/63	06/30/23	128	128	—
HM Treasury, 2.50%, 07/22/65	08/11/21	341	261	—
HM Treasury, 3.50%, 07/22/68	10/18/22	138	148	—
HM Treasury, 1.63%, 10/22/71	01/10/23	93	88	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	35	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	62	66	—
ICICI Prudential Life Insurance Company Limited	01/17/22	145	129	—
Infrastrutture Wireless Italiane S.p.A.	09/18/20	7	9	—
KfW, 0.00%, 03/31/27	02/02/23	2,341	2,287	0.2
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	7	5	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Meituan - Class B	12/15/20	778	464	0.1
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	05/02/23	596	584	0.1
Nederlandse Waterschapsbank N.V., 2.00%, 12/16/24	09/20/22	2,840	3,081	0.3
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,294	2,048	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,832	2,996	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,039	807	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,887	1,415	0.2
Orsted A/S	05/27/21	49	34	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	197	160	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	209	137	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	127	95	—
Pepco Group N.V.	12/17/21	3	2	—
Pirelli & C. S.p.A.	06/19/20	4	4	—
Poste Italiane SPA	04/27/20	8	10	—
Publichnoe Aktsionernoe Obshchestvo "Severstal"	12/01/20	243	—	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,093	1,007	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	958	869	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	10/08/20	2,232	2,210	0.2
Segretariato Generale Della Presidenza Della Repubblica, 3.10%, 09/15/26	11/09/22	1,333	1,411	0.2
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	520	520	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.45%, 09/01/33	08/11/21	1,333	957	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	1,116	1,017	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	393	432	0.1
Segretariato Generale Della Presidenza Della Repubblica, 1.70%, 09/01/51	06/30/23	118	118	—
Segretariato Generale Della Presidenza Della Repubblica, 2.80%, 03/01/67	09/30/22	80	91	—
Segretariato Generale Della Presidenza Della Repubblica, 2.15%, 03/01/72	06/30/22	49	45	—
Service Public Federal Chancellerie Du Premier Ministre, 0.80%, 06/22/28	04/27/20	430	376	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	07/31/20	460	363	—
Service Public Federal Chancellerie Du Premier Ministre, 3.00%, 06/22/34	04/27/20	1,227	1,097	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	08/11/21	311	279	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	447	289	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	198	102	—
Siemens Healthineers AG	06/18/21	32	30	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	646	608	0.1
Synchrony Financial, 5.40%, 08/22/25	01/04/23	519	499	0.1
Synchrony Financial, 5.63%, 08/23/27	01/04/23	247	235	—
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	279	239	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,221	2,059	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,220	1,145	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WH Group Limited	04/27/20	15	9	—
Wizz Air Holdings PLC	02/02/22	161	104	—
Worldline	10/29/20	36	18	—
WuXi AppTec Co., Ltd. - Class H	10/28/22	144	133	—
Wuxi Biologics Cayman Inc	12/15/20	333	154	—
Zalando SE	09/18/20	36	12	—
		123,679	66,535	6.5

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	43	June 2025	EUR	10,428	(2)	(17)
3M EURIBOR	27	December 2025	EUR	6,572	(2)	(22)
Australia 10 Year Bond	10	September 2023	AUD	1,168	(7)	(4)
CAD/USD Spot Rate	128	September 2023		9,589	5	92
EUR/USD Spot Rate	115	September 2023		15,542	61	203
Euro BOBL	2	September 2023	EUR	232	(1)	—
Euro Buxl 30 Year Bond	10	September 2023	EUR	1,368	8	31
Euro OAT	37	September 2023	EUR	4,759	(3)	(9)
Japan 10 Year Bond	4	September 2023	JPY	59,344	—	—
Japan 10 Year Bond	2	September 2023	JPY	295,721	(2)	10
MSCI EAFE Index	213	September 2023		22,726	426	230
MSCI Emerging Markets Index	202	September 2023		10,429	76	(350)
S&P 500 Index	480	September 2023		104,217	1,260	3,501
S&P/TSX 60 Index	42	September 2023	CAD	10,088	97	112
Topix Index	194	September 2023	JPY	4,282,285	(40)	1,118
United States 10 Year Note	1,782	September 2023		203,862	251	(3,804)
United States 10 Year Ultra Bond	505	September 2023		60,031	150	(220)
United States Ultra Bond	134	September 2023		18,084	168	169
					2,445	1,040
Short Contracts
3M EURIBOR	(43)	December 2024	EUR	(10,396)	2	17
3M SOFR Index	(23)	March 2024		(5,441)	(1)	(1)
Australia 3 Year Bond	(30)	September 2023	AUD	(3,187)	7	12
Euro Bund	(29)	September 2023	EUR	(3,881)	(2)	2
Euro Schatz	(48)	September 2023	EUR	(5,061)	1	30
GBP/USD Spot Rate	(69)	September 2023		(5,482)	(35)	6
JPY/USD Spot Rate	(152)	September 2023		(13,408)	(50)	84
United States 10 Year Ultra Bond	(3)	September 2023		(359)	(1)	4
United States 2 Year Note	(46)	October 2023		(9,477)	1	123
United States 5 Year Note	(30)	October 2023		(3,268)	—	55
					(78)	332

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	07/05/23	AUD	7,697	5,127	(13)
CAD/USD	GSC	07/05/23	CAD	8,144	6,148	(43)
CAD/USD	RBC	07/05/23	CAD	1,012	764	4
CAD/USD	MSC	08/03/23	CAD	923	697	1
DKK/USD	GSC	07/05/23	DKK	6,488	951	—
DKK/USD	MSC	07/05/23	DKK	19	3	—
EUR/USD	GSC	07/05/23	EUR	64,155	70,006	(7)
EUR/USD	HSB	07/05/23	EUR	835	910	10
EUR/USD	MSC	07/05/23	EUR	745	812	5
EUR/USD	RBC	07/05/23	EUR	252	276	2
EUR/USD	HSB	08/03/23	EUR	1,350	1,475	8
GBP/USD	GSC	07/05/23	GBP	13,540	17,196	(15)
GBP/USD	MLP	07/05/23	GBP	209	266	1
GBP/USD	MSC	07/05/23	GBP	203	258	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	RBC	07/05/23	GBP	454	577	15
JPY/USD	CIT	07/05/23	JPY	185,859	1,288	(54)
JPY/USD	GSC	07/05/23	JPY	7,984,681	55,336	(350)
JPY/USD	BNP	08/03/23	JPY	1,794,000	12,493	39
SEK/USD	GSC	07/05/23	SEK	4,912	456	(4)
SEK/USD	MSC	07/05/23	SEK	24	2	—
USD/AUD	MLP	07/05/23	AUD	(8,219)	(5,475)	(141)
USD/AUD	CIT	08/03/23	AUD	(521)	(348)	(2)
USD/CAD	HSB	07/05/23	CAD	(8,233)	(6,214)	(177)
USD/CAD	MSC	07/05/23	CAD	(923)	(697)	(1)
USD/DKK	CIT	07/05/23	DKK	(6,506)	(953)	(19)
USD/EUR	BNP	07/05/23	EUR	(3,978)	(4,340)	(66)
USD/EUR	HSB	07/05/23	EUR	(55,826)	(60,918)	(1,226)
USD/EUR	MLP	07/05/23	EUR	(376)	(411)	(5)
USD/EUR	MLP	07/05/23	EUR	(338)	(369)	1
USD/EUR	RBC	07/05/23	EUR	(875)	(955)	(16)
USD/EUR	SSB	07/05/23	EUR	(613)	(669)	(8)
USD/EUR	SSB	07/05/23	EUR	(2,630)	(2,869)	11
USD/GBP	MLP	07/05/23	GBP	(1,182)	(1,501)	(32)
USD/GBP	MSC	07/05/23	GBP	(14,548)	(18,476)	(480)
USD/GBP	HSB	08/03/23	GBP	(1,323)	(1,681)	(11)
USD/JPY	HSB	07/05/23	JPY	(6,342,221)	(43,953)	1,619
USD/JPY	MLP	07/05/23	JPY	(34,319)	(238)	4
USD/SEK	MSC	07/05/23	SEK	(4,936)	(458)	(6)
					24,516	(950)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	264,974	20	9	265,003
France	—	27,035	—	27,035
United Kingdom	1,500	20,443	—	21,943
Japan	—	21,198	—	21,198
Netherlands	3,258	12,231	—	15,489
Taiwan	9,472	4,765	—	14,237
Germany	—	12,826	—	12,826
China	193	10,943	—	11,136
South Korea	—	9,527	—	9,527
India	4,316	4,589	—	8,905
Switzerland	229	7,667	—	7,896
Canada	7,657	—	—	7,657
Hong Kong	20	4,677	—	4,697
Denmark	—	4,281	—	4,281
Mexico	4,201	3	—	4,204
Sweden	—	3,966	—	3,966
Singapore	—	3,937	—	3,937
Australia	—	3,364	—	3,364
Spain	—	2,804	—	2,804
Indonesia	—	2,632	—	2,632
Brazil	1,727	—	—	1,727
Finland	—	1,698	—	1,698
Belgium	—	1,420	—	1,420
South Africa	—	1,182	—	1,182
Thailand	—	818	—	818
Italy	—	707	—	707
Saudi Arabia	—	578	—	578
Ireland	242	225	—	467
Poland	—	459	—	459
Bermuda	310	4	—	314
Hungary	—	276	—	276
Norway	—	210	—	210
Chile	170	12	—	182
Greece	—	177	—	177
Macau	—	174	—	174

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Israel	—	129	—	129
Austria	—	73	—	73
Portugal	—	64	—	64
New Zealand	—	59	—	59
Luxembourg	—	58	—	58
Corporate Bonds And Notes	—	377,199	—	377,199
Government And Agency Obligations	—	145,378	—	145,378
Preferred Stocks	5,397	—	—	5,397
Investment Companies	87	—	—	87
Short Term Investments	17,009	—	—	17,009
	320,762	687,808	9	1,008,579
Liabilities - Securities
Common Stocks	(934)	—	—	(934)
	(934)	—	—	(934)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,799	—	—	5,799
Open Forward Foreign Currency Contracts	—	1,726	—	1,726
	5,799	1,726	—	7,525
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,427)	—	—	(4,427)
Open Forward Foreign Currency Contracts	—	(2,676)	—	(2,676)
	(4,427)	(2,676)	—	(7,103)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 97.5%
Information Technology 27.2%
Accenture Public Limited Company - Class A (a) (b)	22	6,796
Adobe Inc. (c)	19	9,454
Advanced Micro Devices, Inc. (c)	61	6,993
Analog Devices, Inc.	37	7,260
Apple Inc. (b)	326	63,163
Broadcom Inc. (b)	2	1,398
Cadence Design Systems, Inc. (c)	7	1,571
Cognizant Technology Solutions Corporation - Class A	47	3,075
Corning Incorporated	28	969
DocuSign, Inc. (c)	6	302
Intuit Inc. (b)	11	4,936
Keysight Technologies, Inc. (c)	5	904
Lam Research Corporation (b)	11	6,908
Microsoft Corporation (b)	172	58,655
Motorola Solutions, Inc. (b)	6	1,825
NVIDIA Corporation (b)	54	22,698
NXP Semiconductors N.V.	35	7,103
Oracle Corporation (b)	32	3,762
Qorvo, Inc. (c)	15	1,540
Salesforce, Inc. (c)	14	2,897
Seagate Technology Holdings Public Limited Company (b)	41	2,544
ServiceNow, Inc. (c)	2	1,204
Teradyne, Inc. (b)	18	2,045
Texas Instruments Incorporated (b)	49	8,806
		226,808
Health Care 13.0%
Abbott Laboratories (b)	42	4,605
AbbVie Inc. (b)	69	9,255
Baxter International Inc. (b)	50	2,295
Biogen Inc. (b) (c)	9	2,518
BioMarin Pharmaceutical Inc. (c)	7	582
Boston Scientific Corporation (b) (c)	73	3,966
Bristol-Myers Squibb Company	108	6,882
Centene Corporation (b) (c)	34	2,297
CVS Health Corporation	16	1,129
Danaher Corporation (b)	16	3,835
DexCom, Inc. (b) (c)	8	1,086
Elevance Health, Inc. (b)	8	3,648
Eli Lilly and Company	16	7,650
Humana Inc. (b)	4	1,999
Intuitive Surgical, Inc. (b) (c)	12	4,047
Johnson & Johnson	57	9,419
McKesson Corporation	4	1,705
Medtronic, Inc. (b)	31	2,737
Merck & Co., Inc.	44	5,078
Neurocrine Biosciences, Inc. (c)	5	441
Regeneron Pharmaceuticals, Inc. (b) (c)	6	4,335
ResMed Inc.	3	659
Sarepta Therapeutics, Inc. (c)	7	782
Stryker Corporation	5	1,646
Thermo Fisher Scientific Inc. (b)	15	7,960
UnitedHealth Group Incorporated (b)	27	12,776
Vertex Pharmaceuticals Incorporated (b) (c)	14	4,916
		108,248
Financials 12.4%
AFLAC Incorporated	18	1,276
American Express Company (b)	12	2,033
Bank of America Corporation	306	8,791
Berkshire Hathaway Inc. - Class B (b) (c)	34	11,616
Citigroup Inc.	51	2,334
CME Group Inc. - Class A (b)	27	5,050
Fifth Third Bancorp	74	1,948
FleetCor Technologies, Inc. (b) (c)	12	2,949
Globe Life Inc. (b)	21	2,337
Intercontinental Exchange, Inc. (b)	31	3,527
MasterCard Incorporated - Class A (b)	32	12,728
MetLife, Inc.	7	409
Morgan Stanley (b)	45	3,860
Raymond James Financial, Inc. (b)	27	2,824
S&P Global Inc. (b)	10	4,061
State Street Corporation (b)	17	1,223
The Charles Schwab Corporation	15	860
The Progressive Corporation	49	6,455
The Travelers Companies, Inc. (b)	27	4,652
Truist Financial Corporation (b)	122	3,718
U.S. Bancorp	128	4,220
Visa Inc. - Class A (b)	39	9,183
Wells Fargo & Company	173	7,394
		103,448
Consumer Discretionary 11.9%
Amazon.com, Inc. (b) (c)	228	29,751
Aptiv PLC (c)	18	1,790
AutoNation, Inc. (b) (c)	9	1,541
AutoZone, Inc. (b) (c)	2	4,214
Best Buy Co., Inc. (b)	32	2,600
Booking Holdings Inc. (b) (c)	2	4,939
Burlington Stores, Inc. (b) (c)	7	1,028
Chipotle Mexican Grill, Inc. (b) (c)	3	5,606
Domino's Pizza, Inc.	3	943
Expedia Group, Inc. (b) (c)	22	2,459
Lennar Corporation - Class A (b)	6	766
LKQ Corporation	13	784
Lowe`s Companies, Inc. (b)	38	8,511
Marriott International, Inc. - Class A (b)	14	2,623
McDonald's Corporation (b)	10	2,855
Nike, Inc. - Class B (b)	35	3,831
O'Reilly Automotive, Inc. (c)	1	1,301
Royal Caribbean Cruises Ltd.	5	475
Tesla Inc. (b) (c)	54	14,178
The Home Depot, Inc. (b)	3	855
The TJX Companies, Inc. (b)	33	2,777
Toll Brothers, Inc.	13	1,046
Ulta Beauty, Inc. (c)	1	395
Whirlpool Corporation	3	483
Yum! Brands, Inc. (b)	27	3,687
		99,438
Industrials 8.6%
Booz Allen Hamilton Holding Corporation - Class A	6	718
Cintas Corporation (b)	3	1,721
CSX Corporation (b)	52	1,774
Deere & Company (b)	15	5,957
Delta Air Lines, Inc. (c)	14	678
Dover Corporation (b)	13	1,945
Eaton Corporation Public Limited Company (b)	28	5,580
FedEx Corporation	10	2,367
Honeywell International Inc. (b)	45	9,356
Howmet Aerospace Inc.	17	831
Leidos Holdings, Inc. (b)	19	1,666
Masco Corporation (b)	34	1,946
Norfolk Southern Corporation (b)	10	2,208
Otis Worldwide Corporation (b)	35	3,151
Parker-Hannifin Corporation (b)	12	4,551
Raytheon Technologies Corporation	70	6,824
Southwest Airlines Co.	39	1,400
Textron Inc. (b)	43	2,918
Trane Technologies Public Limited Company (b)	27	5,190
Uber Technologies, Inc. (c)	30	1,285
Union Pacific Corporation (b)	12	2,512
United Parcel Service, Inc. - Class B (b)	39	7,072
		71,650
Communication Services 7.6%
Alphabet Inc. - Class A (b) (c)	130	15,576
Alphabet Inc. - Class C (b) (c)	110	13,304
AT&T Inc.	38	611
Comcast Corporation - Class A	144	5,990
Former Charter Communications Parent, Inc. - Class A (b) (c)	11	3,962
Meta Platforms, Inc. - Class A (b) (c)	56	16,169
Netflix, Inc. (b) (c)	13	5,656
T-Mobile USA, Inc. (b) (c)	15	2,050
		63,318

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 5.6%
Altria Group, Inc.	27	1,219
Church & Dwight Co., Inc.	15	1,526
Colgate-Palmolive Company (b)	48	3,696
Constellation Brands, Inc. - Class A (b)	11	2,657
Costco Wholesale Corporation (b)	15	8,288
Kenvue Inc. (c)	8	205
Mondelez International, Inc. - Class A (b)	41	2,959
Monster Beverage 1990 Corporation (c)	17	970
PepsiCo, Inc.	42	7,735
Philip Morris International Inc. (b)	24	2,351
The Coca-Cola Company (b)	149	8,953
The Procter & Gamble Company	38	5,729
		46,288
Energy 4.0%
Baker Hughes Company - Class A (b)	38	1,215
Chevron Corporation (b)	24	3,856
ConocoPhillips	61	6,336
Diamondback Energy, Inc. (b)	31	4,112
EOG Resources, Inc.	46	5,236
Exxon Mobil Corporation (b)	105	11,293
Marathon Oil Corporation	64	1,471
		33,519
Utilities 2.6%
Ameren Corporation (b)	22	1,761
CenterPoint Energy, Inc.	65	1,891
CMS Energy Corporation	16	915
Dominion Energy, Inc.	27	1,403
NextEra Energy, Inc. (b)	94	6,977
PG&E Corporation (b) (c)	204	3,521
Public Service Enterprise Group Incorporated (b)	77	4,831
		21,299
Materials 2.4%
Air Products and Chemicals, Inc. (b)	9	2,581
Dow Inc.	56	2,986
Eastman Chemical Company	25	2,113
Freeport-McMoRan Inc. (b)	30	1,217
Linde Public Limited Company	15	5,664
LyondellBasell Industries N.V. - Class A	17	1,525
Nucor Corporation (b)	8	1,311
PPG Industries, Inc.	16	2,377
		19,774
Real Estate 2.2%
Equinix, Inc.	3	2,289
Equity Lifestyle Properties, Inc. (b)	22	1,466
ProLogis Inc.	44	5,397
SBA Communications Corporation - Class A (b)	12	2,824
Sun Communities, Inc. (b)	14	1,822
UDR, Inc. (b)	43	1,856
Ventas, Inc. (b)	59	2,812
		18,466
Total Common Stocks (cost $688,208)		812,256
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	18,499	18,499
Total Short Term Investments (cost $18,499)		18,499
Total Investments 99.7% (cost $706,707)		830,755
Total Purchased Options 0.9% (cost $7,851)		7,564
Other Derivative Instruments (0.8)%		(7,046)
Other Assets and Liabilities, Net 0.2%		1,909
Total Net Assets 100.0%		833,182

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	92	September 2023	20,096	241	550

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,210.00	09/29/23	1,870	7,564

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,665.00	09/29/23	1,870	(5,782)
S&P 500 Index	Put	3,550.00	09/29/23	1,870	(1,505)
					(7,287)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	812,256	—	—	812,256
Short Term Investments	18,499	—	—	18,499
	830,755	—	—	830,755

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	550	—	—	550
Exchange Traded Purchased Options	7,564	—	—	7,564
	8,114	—	—	8,114
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(7,287)	—	—	(7,287)
	(7,287)	—	—	(7,287)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 99.0%
Health Care 24.4%
10X Genomics, Inc. - Class A (a)	234	13,061
Acadia Healthcare Company, Inc. (a)	332	26,413
Agilent Technologies, Inc.	360	43,242
Align Technology, Inc. (a)	106	37,627
Alnylam Pharmaceuticals, Inc. (a)	161	30,504
Apellis Pharmaceuticals, Inc. (a)	159	14,476
Centene Corporation (a)	413	27,823
DexCom, Inc. (a)	536	68,830
Exact Sciences Corporation (a)	404	37,898
Exelixis, Inc. (a)	1,010	19,295
Hologic, Inc. (a)	311	25,173
IDEXX Laboratories, Inc. (a)	75	37,667
Insulet Corporation (a)	148	42,559
IQVIA Holdings Inc (a)	185	41,470
Jazz Pharmaceuticals Public Limited Company (a)	52	6,436
McKesson Corporation	73	31,065
Mettler-Toledo International Inc. (a)	28	37,251
Natera, Inc. (a)	457	22,234
Neurocrine Biosciences, Inc. (a)	210	19,831
ResMed Inc.	92	20,036
Royalty Pharma PLC - Class A	589	18,112
Sarepta Therapeutics, Inc. (a)	140	16,021
Seagen Inc. (a)	124	23,870
Shockwave Medical, Inc. (a)	70	19,893
The Cooper Companies, Inc.	74	28,259
West Pharmaceutical Services, Inc.	108	41,230
		750,276
Information Technology 22.5%
Arista Networks, Inc. (a)	72	11,701
Cadence Design Systems, Inc. (a)	69	16,112
Confluent, Inc. - Class A (a)	947	33,454
CrowdStrike Holdings, Inc. - Class A (a)	331	48,599
DocuSign, Inc. (a)	264	13,513
Entegris, Inc.	230	25,511
Five9, Inc. (a)	174	14,322
HashiCorp, Inc. - Class A (a)	617	16,166
HubSpot, Inc. (a)	91	48,527
Jabil Inc.	301	32,541
Keysight Technologies, Inc. (a)	126	21,115
Lam Research Corporation	29	18,836
Marvell Technology, Inc.	415	24,803
MongoDB, Inc. - Class A (a)	155	63,786
Monolithic Power Systems, Inc.	63	33,818
On Semiconductor Corporation (a)	197	18,651
Palo Alto Networks, Inc. (a)	192	49,160
Procore Technologies, Inc. (a)	390	25,403
Rambus Inc. (a)	267	17,127
Snowflake Inc. - Class A (a)	118	20,818
SolarEdge Technologies Ltd. (a)	116	31,122
Synopsys, Inc. (a)	35	15,084
Teledyne Technologies Incorporated (a)	50	20,514
Teradyne, Inc.	132	14,662
Workday, Inc. - Class A (a)	112	25,209
Zebra Technologies Corporation - Class A (a)	56	16,700
Zoom Video Communications, Inc. - Class A (a)	235	15,945
		693,199
Industrials 20.5%
AECOM	279	23,629
Air Lease Corporation - Class A	524	21,921
AMETEK, Inc.	205	33,218
Cintas Corporation	65	32,161
Copart, Inc. (a)	841	76,735
Equifax Inc.	201	47,319
HEICO Corporation - Class A	245	34,431
Hubbell Incorporated	116	38,395
Ingersoll Rand Inc.	430	28,120
ITT Inc.	320	29,809
J.B. Hunt Transport Services, Inc.	130	23,516
Mine Safety Appliances Company, LLC	65	11,360
Old Dominion Freight Line, Inc.	81	30,061
Quanta Services, Inc.	307	60,249
The Toro Company	251	25,504
Trane Technologies Public Limited Company	256	49,039
Uber Technologies, Inc. (a)	507	21,874
Valmont Industries, Inc.	71	20,723
Verisk Analytics, Inc.	102	23,145
		631,209
Consumer Discretionary 13.6%
Aramark	358	15,417
AutoZone, Inc. (a)	8	19,199
Bright Horizons Family Solutions, Inc. (a)	268	24,777
Burlington Stores, Inc. (a)	123	19,375
Chipotle Mexican Grill, Inc. (a)	11	24,171
Domino's Pizza, Inc.	91	30,733
ETSY, Inc. (a)	120	10,170
Floor & Decor Holdings, Inc. - Class A (a)	185	19,253
Garmin Ltd.	163	16,989
Helen of Troy Limited (a)	133	14,345
Hilton Worldwide Holdings Inc.	300	43,665
Las Vegas Sands Corp. (a)	267	15,486
Lululemon Athletica Canada Inc. (a)	57	21,423
Pool Corporation	74	27,836
Ross Stores, Inc.	527	59,149
Royal Caribbean Cruises Ltd.	190	19,742
Tractor Supply Company	170	37,587
		419,317
Financials 9.9%
Ares Management Corporation - Class A	447	43,097
Arthur J. Gallagher & Co.	100	21,935
FactSet Research Systems Inc.	55	21,956
Global Payments Inc.	135	13,332
LPL Financial Holdings Inc.	179	38,833
Morningstar, Inc.	67	13,137
MSCI Inc. - Class A	77	36,135
Raymond James Financial, Inc.	186	19,291
Remitly Global, Inc. (a)	1,121	21,093
S&P Global Inc.	73	29,223
The Progressive Corporation	169	22,318
Tradeweb Markets Inc. - Class A	363	24,851
		305,201
Energy 3.7%
Cheniere Energy, Inc.	411	62,590
EOG Resources, Inc.	245	28,072
TechnipFMC PLC (a)	1,409	23,426
		114,088
Communication Services 3.1%
Take-Two Interactive Software, Inc. (a)	232	34,126
The Trade Desk, Inc. - Class A (a)	800	61,807
		95,933
Consumer Staples 0.8%
Constellation Brands, Inc. - Class A	96	23,628
Materials 0.5%
Freeport-McMoRan Inc.	425	17,008
Total Common Stocks (cost $2,636,210)		3,049,859
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	37,302	37,302
Total Short Term Investments (cost $37,302)		37,302
Total Investments 100.2% (cost $2,673,512)		3,087,161
Other Assets and Liabilities, Net (0.2)%		(6,419)
Total Net Assets 100.0%		3,080,742

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	3,049,859	—	—	3,049,859
Short Term Investments	37,302	—	—	37,302
	3,087,161	—	—	3,087,161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.7%
Mortgage-Backed Securities 24.7%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	9	9
7.00%, 04/01/29 - 06/01/32	21	21
5.00%, 08/01/33 - 12/01/34	316	316
5.50%, 07/01/38	679	693
4.50%, 10/01/40	303	298
3.50%, 09/01/46 - 01/01/50	6,383	5,874
3.00%, 01/01/47 - 06/01/50	7,181	6,408
2.50%, 05/01/50	8,938	7,611
2.00%, 09/01/50 - 09/01/51	22,112	18,124
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	29,404	28,117
3.18%, 09/01/25	4,683	4,642
3.03%, 12/01/25	19,492	18,653
2.94%, 01/01/26	10,474	9,996
3.10%, 01/01/26	7,500	7,188
6.50%, 03/01/26 - 03/01/36	77	82
7.00%, 05/01/26 - 03/01/29	4	4
3.11%, 03/01/27	2,717	2,573
3.33%, 03/01/27	2,278	2,160
3.02%, 06/01/27 (a)	2,305	2,168
8.00%, 12/01/29 - 03/01/31	10	11
6.00%, 02/01/31 - 12/01/36	1,696	1,741
7.50%, 02/01/31	2	3
1.90%, 12/01/31	35,000	28,514
3.54%, 06/01/32	1,822	1,701
1.94%, 10/01/33	10,000	7,856
2.52%, 09/01/34	7,040	5,876
2.41%, 10/01/34	10,345	8,508
5.50%, 02/01/35 - 10/01/36	912	925
1.78%, 05/01/35	15,000	11,220
5.00%, 09/01/35 - 11/01/52	16,332	16,125
2.04%, 06/01/37	5,302	3,994
3.50%, 06/01/42 - 04/01/52	32,882	30,348
3.00%, 03/01/43 - 09/01/52	39,269	34,913
2.00%, 10/01/50	11,534	9,457
2.50%, 10/01/50 - 01/01/52	14,695	12,498
4.50%, 08/01/52 - 10/01/52	74,344	71,754
5.00%, 06/01/53 (b)	12,650	12,395
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	365	372
2.50%, 09/15/49 - 01/20/50	16,910	14,679
3.00%, 04/15/50	9,922	8,987
3.50%, 09/20/51	7,554	6,947
		403,761
U.S. Treasury Note 22.8%
Treasury, United States Department of
1.63%, 10/31/23	25,000	24,703
1.50%, 02/29/24 - 11/30/28	35,000	31,609
4.38%, 10/31/24	10,000	9,878
1.13%, 02/28/25	75,000	70,301
1.75%, 03/15/25	35,000	33,102
2.75%, 05/15/25	10,000	9,605
2.63%, 01/31/26	25,000	23,789
2.00%, 11/15/26	15,000	13,875
2.25%, 02/15/27 - 08/15/27	105,000	97,415
0.63%, 03/31/27	25,000	21,824
0.38%, 09/30/27	15,000	12,764
4.13%, 10/31/27	10,000	9,947
1.88%, 02/15/32	15,000	12,848
		371,660
Collateralized Mortgage Obligations 14.3%
Federal Home Loan Mortgage Corporation
Series ZA-2639, REMIC, 5.00%, 07/15/23	5	5
Series D-3542, REMIC, 4.50%, 06/15/24	447	443
Series BY-3104, REMIC, 5.50%, 01/15/26	403	400
Series KW-3874, REMIC, 4.50%, 06/15/26	756	746
Series B-3917, REMIC, 4.50%, 08/15/26	1,057	1,048
Series GT-3270, REMIC, 5.50%, 01/15/27	644	641
Series VB-4095, REMIC, 3.50%, 03/15/29	570	568
Series DG-3737, REMIC, 5.00%, 10/15/30	229	227
Series PA-3981, REMIC, 3.00%, 04/15/31	894	870
Series AM-2525, REMIC, 4.50%, 04/15/32	69	67
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,187
Series MJ-2638, REMIC, 5.00%, 07/15/33	399	396
Series QD-2882, REMIC, 4.50%, 07/15/34	36	36
Series MU-2915, REMIC, 5.00%, 01/15/35	578	577
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,504	2,485
Series CB-3688, REMIC, 4.00%, 06/15/36	470	452
Series PB-3283, REMIC, 5.50%, 07/15/36	544	551
Series B-3413, REMIC, 5.50%, 04/15/37	174	176
Series PE-3341, REMIC, 6.00%, 07/15/37	326	335
Series HZ-4365, REMIC, 3.00%, 01/15/40	3,141	2,911
Series QH-3699, REMIC, 5.50%, 07/15/40	598	599
Series PB-4047, REMIC, 3.50%, 01/15/41	2,172	2,116
Series 30-264, REMIC, 3.00%, 07/15/42	5,212	4,760
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,297
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,003
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,150
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	4,320
Series KR-4945, REMIC, 2.50%, 09/25/49	5,198	4,516
Series MD-4937, REMIC, 2.50%, 10/25/49	4,185	3,679
Series PA-4933, REMIC, 2.50%, 10/25/49	6,200	5,424
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	7,348	6,338
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	22	22
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,210	7,614
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	6,784	6,284
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	7,261	6,920
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,522
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	31	30
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	6,302	5,897
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	2,068	2,019
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,012
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,511
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,878
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	9,142
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	9,846
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,572
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	94	94
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	7,573	7,027
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	948	956
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	341	269
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	5,136
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	84	83
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,414
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,043	1,041
Series 2010-SL-4, REMIC, 0.00%, (11.59% - (1 Month USD LIBOR * 2.25)), 02/25/40 (a)	25	19
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	61	59
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	737	716
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,373
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,527	1,606
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	731	687
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	420	418
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,230
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	3,162	2,859
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	994	957
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,729	2,522
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	11,569
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	6,127	5,525
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,350	3,013
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,235	1,995
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	10,116	9,109
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,693	4,109
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	148	152
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	10,276	8,313
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	82	81
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	332	334
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	484	487
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	665	667

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2008-SA-40, REMIC, 1.24%, (6.40% - (1 Month USD LIBOR * 1)), 05/16/38 (a)	724	43
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	331	324
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,151	1,111
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	13,349	13,112
Interest Only, Series 2011-SH-97, REMIC, 0.98%, (6.13% - (1 Month USD LIBOR * 1)), 07/20/41 (a)	1,137	118
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	10,646
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	1,104
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,749
Series 2013-FA-H16, REMIC, 5.63%, (1 Month USD LIBOR + 0.54%), 07/20/63 (a)	2,802	2,788
		233,407
U.S. Treasury Bond 11.0%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	70,000	49,834
2.38%, 02/15/42	15,000	11,681
3.88%, 02/15/43 - 05/15/43	18,000	17,559
3.75%, 11/15/43	68,000	64,940
3.00%, 05/15/45 - 02/15/48	37,500	31,640
2.25%, 08/15/49	5,000	3,633
		179,287
Commercial Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	7,714
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,188
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,725
Series A1-K087, REMIC, 3.59%, 10/25/27	3,144	3,060
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,671
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,561	4,281
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	2,095	1,956
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	3,522	3,341
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	6,016
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,586
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,957	7,653
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	12,283	10,989
		67,180
U.S. Treasury Inflation Indexed Securities 2.5%
Treasury, United States Department of
1.38%, 02/15/44 (c)	43,280	40,704
U.S. Government Agency Obligations 2.3%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (d)	7,500	6,558
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (d) (e)	4,000	3,269
FHLBanks Office of Finance
5.75%, 06/12/26 (d)	5,000	5,154
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (d) (e)	20,660	15,523
Tennessee Valley Authority
0.75%, 05/15/25 (d)	4,500	4,151
Interest Only, 0.00%, 07/15/37 (d) (e)	6,000	3,110
		37,765
Total Government And Agency Obligations (cost $1,467,743)		1,333,764
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.6%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.34%, (1 Month USD LIBOR + 0.20%), 12/20/46 (a) (f)	289	246
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.57%, (1 Month USD LIBOR + 0.42%), 07/20/46 (a) (f)	167	132
American Homes 4 Rent 2014-SFR2 Trust
Series 2014-A-SFR2, REMIC, 3.79%, 10/18/24	4,224	4,092
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,696
BA Credit Card Trust
Series 2022-A2-A2, 5.00%, 11/17/25	8,000	7,964
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,152
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	1,201	1,116
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,005
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,335
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,512	7,657
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	143	134
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,205
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,663
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,414	5,817
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,444
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,559
Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-A
Series 2006-A-A, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (f)	626	12
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 2.87%, 02/25/34 (a)	198	160
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 4.55%, 10/25/34 (a)	41	39
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,184	964
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,936	11,637
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,052	3,711
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 06/25/36 (a) (f)	11	11
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,850	9,927
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.57%, (1 Month USD LIBOR + 0.42%), 08/25/36 (a) (f)	243	187
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,657	10,288
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	398	413
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	144	125
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,188
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	3,193
Total Non-U.S. Government Agency Asset-Backed Securities (cost $139,130)		124,072
CORPORATE BONDS AND NOTES 6.2%
Financials 2.5%
Banco Santander, S.A.
2.75%, 05/28/25 (g)	2,600	2,434
Bank of America Corporation
6.20%, 11/10/28	8,315	8,551
BNP Paribas
1.32%, 01/13/27 (g) (h)	6,470	5,734
KeyBank National Association
5.85%, 11/15/27	8,000	7,533

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Morgan Stanley
2.70%, 01/22/31	4,300	3,666
Protective Life Global Funding
1.17%, 07/15/25 (h)	7,790	7,053
State Street Corporation
3.15%, 03/30/31	2,000	1,757
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,573
		40,301
Communication Services 1.1%
AT&T Inc.
1.65%, 02/01/28	7,515	6,460
The Walt Disney Company
2.00%, 09/01/29	3,900	3,318
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	9,218
		18,996
Consumer Staples 0.8%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,408
Cargill, Incorporated
2.13%, 04/23/30 (h)	2,480	2,077
Philip Morris International Inc.
5.75%, 11/17/32	5,000	5,124
The Kroger Co.
1.70%, 01/15/31	5,000	3,924
		13,533
Health Care 0.7%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,519
MultiCare Health System
2.80%, 08/15/50	1,250	756
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,157
Zoetis Inc.
2.00%, 05/15/30	2,200	1,836
		11,268
Utilities 0.4%
Ameren Illinois Company
5.90%, 12/01/52	625	684
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	5,288
		5,972
Industrials 0.3%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (h)	5,000	4,954
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (h)	3,875	3,270
Energy 0.1%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	977
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,543
		2,520
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,233
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	89
Total Corporate Bonds And Notes (cost $111,752)		102,136
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.9%
JNL Government Money Market Fund - Class I, 4.78% (i) (j)	79,495	79,495
Total Short Term Investments (cost $79,495)		79,495
Total Investments 100.4% (cost $1,798,120)		1,639,467
Other Assets and Liabilities, Net (0.4)%		(6,900)
Total Net Assets 100.0%		1,632,567

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $12,460.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) Convertible security.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $23,088 and 1.4% of the Fund.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,333,764	—	1,333,764
Non-U.S. Government Agency Asset-Backed Securities	—	124,072	—	124,072
Corporate Bonds And Notes	—	102,136	—	102,136
Short Term Investments	79,495	—	—	79,495
	79,495	1,559,972	—	1,639,467

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.1%
Financials 21.3%
American Express Company	114	19,923
Bank of America Corporation	707	20,281
Berkshire Hathaway Inc. - Class B (a)	100	34,046
BlackRock, Inc.	44	30,089
Capital One Financial Corporation	107	11,702
Chubb Limited	82	15,855
Citigroup Inc.	124	5,695
Citizens Financial Group, Inc.	170	4,422
Loews Corporation	127	7,537
M&T Bank Corporation	65	8,034
Marsh & Mclennan Companies, Inc.	48	9,117
MetLife, Inc.	214	12,089
Morgan Stanley	329	28,066
Prudential Financial, Inc.	73	6,433
S&P Global Inc.	30	12,046
T. Rowe Price Group, Inc.	79	8,850
The Charles Schwab Corporation	193	10,926
The Goldman Sachs Group, Inc.	56	18,005
The Hartford Financial Services Group, Inc.	217	15,621
The PNC Financial Services Group, Inc.	113	14,213
Truist Financial Corporation	147	4,473
U.S. Bancorp	331	10,946
Wells Fargo & Company	871	37,184
		345,553
Health Care 17.5%
AbbVie Inc.	171	23,079
Amgen Inc.	38	8,480
Becton, Dickinson and Company	52	13,643
Biogen Inc. (a)	21	5,928
Boston Scientific Corporation (a)	321	17,353
Bristol-Myers Squibb Company	484	30,930
Cigna Corporation	63	17,717
Elevance Health, Inc.	31	13,921
Eli Lilly and Company	26	12,117
Humana Inc.	18	8,156
Johnson & Johnson	168	27,815
Medtronic, Inc.	188	16,541
Merck & Co., Inc.	55	6,317
Pfizer Inc.	276	10,115
UnitedHealth Group Incorporated	65	31,292
Universal Health Services, Inc. - Class B	35	5,457
Vertex Pharmaceuticals Incorporated (a)	58	20,511
Zimmer Biomet Holdings, Inc.	98	14,205
		283,577
Industrials 12.4%
Carrier Global Corporation	148	7,379
CSX Corporation	601	20,498
Dover Corporation	164	24,212
Eaton Corporation Public Limited Company	99	19,985
General Dynamics Corporation	88	18,922
Northrop Grumman Corporation	33	14,973
Parker-Hannifin Corporation	32	12,319
Raytheon Technologies Corporation	288	28,214
Republic Services, Inc.	109	16,749
Southwest Airlines Co.	325	11,777
United Parcel Service, Inc. - Class B	145	26,084
		201,112
Information Technology 8.4%
Advanced Micro Devices, Inc. (a)	95	10,801
Analog Devices, Inc.	140	27,357
Apple Inc.	32	6,196
International Business Machines Corporation	77	10,325
Microsoft Corporation	69	23,530
NXP Semiconductors N.V.	129	26,502
Teradyne, Inc.	95	10,630
Texas Instruments Incorporated	114	20,598
		135,939
Energy 8.4%
Chevron Corporation	180	28,285
ConocoPhillips	380	39,388
EOG Resources, Inc.	217	24,831
Exxon Mobil Corporation	397	42,611
		135,115
Consumer Discretionary 8.2%
AutoZone, Inc. (a)	7	16,563
Booking Holdings Inc. (a)	4	11,266
Lowe`s Companies, Inc.	90	20,291
McDonald's Corporation	61	18,061
Nike, Inc. - Class B	122	13,464
O'Reilly Automotive, Inc. (a)	11	10,227
The Home Depot, Inc.	56	17,324
The TJX Companies, Inc.	299	25,379
		132,575
Consumer Staples 6.7%
Dollar General Corporation	67	11,357
Mondelez International, Inc. - Class A	197	14,374
Monster Beverage 1990 Corporation (a)	112	6,434
PepsiCo, Inc.	73	13,459
Philip Morris International Inc.	237	23,118
The Procter & Gamble Company	132	20,056
Walmart Inc.	123	19,403
		108,201
Materials 5.6%
Air Products and Chemicals, Inc.	100	30,072
Axalta Coating Systems Ltd. (a)	882	28,933
Ball Corporation	149	8,699
Legacy Vulcan Corp.	104	23,559
		91,263
Communication Services 4.9%
Alphabet Inc. - Class C (a)	178	21,546
Comcast Corporation - Class A	595	24,719
Meta Platforms, Inc. - Class A (a)	71	20,286
The Walt Disney Company (a)	53	4,702
T-Mobile USA, Inc. (a)	56	7,770
		79,023
Utilities 4.4%
CMS Energy Corporation	279	16,392
Entergy Corporation	51	4,987
NextEra Energy, Inc.	286	21,247
Public Service Enterprise Group Incorporated	250	15,672
Xcel Energy Inc.	218	13,543
		71,841
Real Estate 1.3%
AvalonBay Communities, Inc.	29	5,420
Host Hotels & Resorts, Inc.	473	7,954
Ventas, Inc.	148	6,974
		20,348
Total Common Stocks (cost $1,303,375)		1,604,547
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	13,146	13,146
Total Short Term Investments (cost $13,146)		13,146
Total Investments 99.9% (cost $1,316,521)		1,617,693
Other Assets and Liabilities, Net 0.1%		1,924
Total Net Assets 100.0%		1,619,617

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,604,547	—	—	1,604,547
Other Equity Interests	—	—	—	—
Short Term Investments	13,146	—	—	13,146
	1,617,693	—	—	1,617,693

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 98.6%
United Kingdom 19.8%
AON Public Limited Company - Class A	58	20,172
Coca-Cola Europacific Partners PLC	260	16,745
Compass Group PLC	439	12,293
HSBC Holdings PLC	1,515	11,959
Informa Jersey Limited	813	7,500
Relx PLC	531	17,703
The Berkeley Group Holdings PLC	89	4,413
WPP 2012 Limited	602	6,290
		97,075
Japan 14.4%
Advantest Corporation	53	7,067
BayCurrent Consulting , Inc.	199	7,481
Daikin Industries, Ltd.	45	9,156
Digital Garage, Inc.	131	3,500
Hoya Corporation	61	7,292
Kobe Bussan Co., Ltd.	149	3,877
Lasertec Co., Ltd.	80	12,062
Renesas Electronics Corporation (a)	538	10,176
Suzuki Motor Corporation	128	4,636
Yamaha Corporation	139	5,332
		70,579
Germany 9.8%
Continental Aktiengesellschaft	93	7,019
CTS Eventim AG & Co. KGaA	75	4,739
Gerresheimer AG	49	5,476
Hensoldt AG	245	8,065
Infineon Technologies AG - Class N	130	5,366
MERCK Kommanditgesellschaft auf Aktien	48	7,897
Siemens Aktiengesellschaft - Class N	56	9,339
		47,901
France 9.3%
Airbus SE	86	12,418
Bureau Veritas	300	8,223
Engie	409	6,812
Pernod Ricard	51	11,153
Valeo	327	7,002
		45,608
Denmark 9.0%
Carlsberg A/S - Class B	88	14,130
Genmab A/S (a)	17	6,322
Novo Nordisk A/S - Class B	116	18,745
Vestas Wind Systems A/S (a)	192	5,120
		44,317
Canada 8.1%
CAE Inc. (a)	273	6,112
Canadian Pacific Kansas City Limited	96	7,764
National Bank of Canada	98	7,305
Suncor Energy Inc.	290	8,510
Toromont Industries Ltd.	120	9,851
		39,542
Ireland 6.7%
Accenture Public Limited Company - Class A	33	10,133
Icon Public Limited Company (a)	51	12,779
Ryanair Holdings Public Limited Company - ADR (a)	92	10,138
		33,050
Switzerland 4.2%
ABB Ltd - Class N	276	10,862
Idorsia Ltd (a) (b)	140	1,006
Partners Group Holding AG	5	4,864
Sonova Holding AG	15	3,908
		20,640
Netherlands 3.9%
Akzo Nobel N.V.	116	9,442
Universal Music Group N.V.	429	9,527
		18,969
Israel 3.2%
CyberArk Software Ltd. (a)	39	6,073
Israel Discount Bank Limited	1,926	9,574
		15,647
Hong Kong 2.7%
AIA Group Limited	922	9,357
ESR Group Limited (c)	2,370	4,092
		13,449
Finland 2.0%
Sampo Oyj - Class A	217	9,726
Portugal 1.6%
EDP - Energias de Portugal, S.A.	1,630	7,958
Singapore 1.5%
DBS Group Holdings Ltd	315	7,359
Sweden 1.2%
Hexagon Aktiebolag - Class B	486	5,987
Italy 1.2%
UniCredit S.p.A.	246	5,718
Total Common Stocks (cost $442,649)		483,525
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	5,902	5,902
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	931	931
Total Short Term Investments (cost $6,833)		6,833
Total Investments 100.0% (cost $449,482)		490,358
Other Assets and Liabilities, Net (0.0)%		(23)
Total Net Assets 100.0%		490,335

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Group Limited	05/19/20	6,890	4,092	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	98,837	384,688	—	483,525
Short Term Investments	6,833	—	—	6,833
	105,670	384,688	—	490,358

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.5%
United States of America 52.4%
Alnylam Pharmaceuticals, Inc. (a)	76	14,395
Alphabet Inc. - Class A (a)	248	29,640
Amazon.com, Inc. (a)	262	34,116
Autodesk, Inc. (a)	27	5,518
Block, Inc. - Class A (a)	105	6,993
Deere & Company	12	4,760
Doximity, Inc. - Class A (a)	253	8,594
Expeditors International of Washington, Inc.	39	4,788
Meta Platforms, Inc. - Class A (a)	151	43,357
Microsoft Corporation	73	24,994
Netflix, Inc. (a)	49	21,628
Oracle Corporation	218	25,968
Qualcomm Incorporated	67	7,928
Salesforce, Inc. (a)	62	13,107
SEI Investments Company	84	5,020
Tesla Inc. (a)	94	24,741
The Boeing Company (a)	122	25,685
Under Armour, Inc. - Class A (a)	474	3,424
Vertex Pharmaceuticals Incorporated (a)	32	11,370
Visa Inc. - Class A	98	23,390
Yum! Brands, Inc.	33	4,618
		344,034
China 10.1%
Alibaba Group Holding Limited - ADR (a)	101	8,388
Baidu, Inc. - Class A - ADR (a)	98	13,364
Tencent Holdings Limited	450	19,156
Trip.com Group Limited - ADR (a)	410	14,349
Yum China Holdings, Inc.	199	11,224
		66,481
Brazil 8.7%
American Beverage Co Ambev - ADR	6,298	20,027
MercadoLibre S.R.L (a)	31	36,679
		56,706
Switzerland 7.1%
CRISPR Therapeutics AG (a) (b)	226	12,698
Nestle S.A. - Class N	60	7,235
Novartis AG - Class N	261	26,286
		46,219
Netherlands 5.4%
Adyen B.V. (a) (c)	14	24,173
NXP Semiconductors N.V.	56	11,380
		35,553
United Kingdom 3.6%
Experian PLC	385	14,765
Reckitt Benckiser Group PLC	44	3,283
Unilever PLC	109	5,702
		23,750
Canada 3.6%
Shopify Inc. - Class A (a)	365	23,592
Denmark 2.6%
Novo Nordisk A/S - Class B	107	17,178
Japan 2.6%
FANUC Corporation	492	17,178
France 1.0%
Societe d'exploitation Hoteliere	59	6,479
Hong Kong 0.4%
Budweiser Brewing Company APAC Limited (c)	1,080	2,789
Total Common Stocks (cost $533,128)		639,959
PREFERRED STOCKS 1.5%
Switzerland 1.5%
Roche Holding AG	33	9,983
Total Preferred Stocks (cost $11,186)		9,983
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	7,687	7,687
Total Short Term Investments (cost $7,687)		7,687
Total Investments 100.2% (cost $552,001)		657,629
Other Assets and Liabilities, Net (0.2)%		(1,053)
Total Net Assets 100.0%		656,576

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/21/20	17,868	24,173	3.7
Budweiser Brewing Company APAC Limited	04/20/20	3,018	2,789	0.4
		20,886	26,962	4.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	495,735	144,224	—	639,959
Preferred Stocks	9,983	—	—	9,983
Short Term Investments	7,687	—	—	7,687
	513,405	144,224	—	657,629

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 55.1%
Financials 26.5%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	3,600	3,467
4.80%, 04/18/26 (a)	600	575
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	293	292
4.88%, 01/16/24	1,235	1,226
1.75%, 10/29/24	3,198	3,004
3.50%, 01/15/25	600	576
5.75%, 06/06/28 (b)	650	645
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	4,084	3,988
AIG Global Funding
5.75%, 07/02/26 (a)	426	425
Ally Financial Inc.
1.45%, 10/02/23	72	71
3.88%, 05/21/24	335	327
5.13%, 09/30/24	1,050	1,030
5.75%, 11/20/25	2,328	2,240
American Express Company
4.90%, 02/13/26	929	920
4.99%, 05/01/26	1,989	1,966
5.85%, 11/05/27	349	358
Aon Corporation
8.21%, 01/01/27	203	206
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (c)	250	247
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,182
1.95%, 01/30/26 - 09/20/26 (a)	4,179	3,656
6.25%, 04/15/28 (a)	624	622
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	258
5.50%, 01/15/26 (a)	2,500	2,421
2.13%, 02/21/26 (a)	263	234
4.25%, 04/15/26 (a)	4,183	3,896
2.75%, 02/21/28 (a)	212	179
6.38%, 05/04/28 (a)	683	675
Bank of America Corporation
5.47%, (SOFR + 0.41%), 06/14/24 (d)	984	982
3.95%, 04/21/25	260	252
3.84%, 04/25/25	3,353	3,289
3.09%, 10/01/25	115	111
2.46%, 10/22/25	1,385	1,322
1.53%, 12/06/25	500	468
1.32%, 06/19/26	1,806	1,655
1.20%, 10/24/26	2,916	2,625
1.73%, 07/22/27	722	644
4.95%, 07/22/28	1,333	1,309
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,603	2,583
6.25%, 09/16/26 (a) (c)	501	497
2.03%, 09/30/27 (a)	713	618
Bank of Montreal
4.25%, 09/14/24 (c)	1,424	1,397
5.20%, 12/12/24 (c)	1,322	1,311
3.70%, 06/07/25 (c)	1,078	1,038
5.30%, 06/05/26	1,270	1,267
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,247
Barclays PLC
3.93%, 05/07/25	2,440	2,385
2.85%, 05/07/26 (c)	750	702
5.20%, 05/12/26	2,140	2,066
5.83%, 05/09/27	1,612	1,591
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (a)	300	296
BNP Paribas
2.82%, 11/19/25 (a) (c)	966	920
2.22%, 06/09/26 (a) (c)	2,074	1,921
5.13%, 01/16/29 (a)	891	872
BPCE
4.50%, 03/15/25 (a)	2,441	2,344
4.88%, 04/01/26 (a)	200	192
5.98%, 01/18/27 (a) (c)	1,346	1,334
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	1,081	1,020
Canadian Imperial Bank of Commerce
5.14%, 04/28/25	1,741	1,727
3.95%, 08/04/25 (c)	1,348	1,303
5.00%, 04/28/28	1,301	1,281
Capital One Financial Corporation
5.75%, (SOFR + 0.69%), 12/06/24 (d)	2,268	2,230
4.17%, 05/09/25	762	742
CIT Bank, N.A.
2.97%, 09/27/25	1,007	948
Citigroup Inc.
3.35%, 04/24/25	2,156	2,108
4.14%, 05/24/25	5,477	5,381
4.40%, 06/10/25	2,374	2,306
3.11%, 04/08/26	5,927	5,659
3.89%, 01/10/28	2,000	1,894
Citizens Bank, National Association
6.06%, 10/24/25	579	550
4.58%, 08/09/28 (e)	1,520	1,381
CNO Financial Group, Inc.
5.25%, 05/30/25	725	713
CNO Global Funding
1.75%, 10/07/26 (a)	1,363	1,205
Credit Agricole SA
4.38%, 03/17/25 (a) (c)	1,241	1,196
Credit Suisse AG
3.63%, 09/09/24	275	265
Credit Suisse Group AG
2.59%, 09/11/25 (a) (c)	343	325
2.19%, 06/05/26 (a) (c)	500	458
4.28%, 01/09/28 (a) (c)	523	483
6.44%, 08/11/28 (a) (c)	2,101	2,095
Danske Bank A/S
5.38%, 01/12/24 (a)	1,028	1,021
0.98%, 09/10/25 (a)	593	553
3.24%, 12/20/25 (a)	3,390	3,215
6.47%, 01/09/26 (a)	574	574
1.62%, 09/11/26 (a)	5,023	4,504
4.30%, 04/01/28 (a)	475	444
Discover Bank
4.25%, 03/13/26	306	289
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,341	1,321
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a) (f)	710	710
F&G Global Funding
0.90%, 09/20/24 (a)	388	361
5.15%, 07/07/25 (a)	2,455	2,376
1.75%, 06/30/26 (a)	1,060	938
2.30%, 04/11/27 (a)	723	640
FactSet Research Systems Inc.
2.90%, 03/01/27	334	307
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (c)	1,191	1,190
Ford Motor Credit Company LLC
3.37%, 11/17/23	1,007	996
5.58%, 03/18/24	3,550	3,524
2.30%, 02/10/25	200	187
3.38%, 11/13/25	883	821
GA Global Funding Trust
0.80%, 09/13/24 (a)	4,881	4,548
3.85%, 04/11/25 (a)	1,740	1,659
Global Payments Inc.
2.65%, 02/15/25	352	334
4.95%, 08/15/27	1,032	1,005
HSBC Holdings PLC
0.73%, 08/17/24	371	368
3.80%, 03/11/25 (c)	1,636	1,608
0.98%, 05/24/25	285	271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Huntington Bancshares Incorporated
4.44%, 08/04/28	586	545
Intesa Sanpaolo SPA
5.02%, 06/26/24 (a)	2,082	2,016
3.25%, 09/23/24 (a)	2,942	2,821
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,091
3.85%, 06/14/25	1,632	1,597
0.77%, 08/09/25	971	915
2.30%, 10/15/25	742	708
5.55%, 12/15/25	3,342	3,330
5.99%, (SOFR + 0.92%), 02/24/26 (d)	2,228	2,229
6.25%, (SOFR + 1.18%), 02/24/28 (d)	489	489
4.85%, 07/25/28	1,038	1,024
KeyBank National Association
4.70%, 01/26/26	1,944	1,815
Lloyds Banking Group PLC
4.58%, 12/10/25 (c)	200	190
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	1,564	1,464
M&T Bank Corporation
4.55%, 08/16/28	762	713
Macquarie Bank Limited
4.88%, 06/10/25 (a) (c)	2,621	2,546
Macquarie Group Limited
1.20%, 10/14/25 (a)	500	469
5.11%, 08/09/26 (a)	1,442	1,419
1.34%, 01/12/27 (a)	773	689
Manufacturers and Traders Trust Company
4.65%, 01/27/26	3,673	3,507
4.70%, 01/27/28	1,379	1,300
Metropolitan Life Global Funding I
0.40%, 01/07/24 (a)	5,020	4,896
4.05%, 08/25/25 (a)	681	656
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,709	1,685
5.06%, 09/12/25	1,012	999
0.96%, 10/11/25	200	187
5.72%, 02/20/26	1,194	1,188
Morgan Stanley
0.79%, 01/22/25	1,224	1,186
3.62%, 04/17/25	4,595	4,503
0.79%, 05/30/25	1,142	1,085
6.14%, 10/16/26	635	642
5.05%, 01/28/27	507	503
5.12%, 02/01/29	743	733
National Securities Clearing Corporation
5.00%, 05/30/28 (a)	322	321
NatWest Group PLC
4.27%, 03/22/25 (c)	4,273	4,198
7.47%, 11/10/26 (c)	2,013	2,051
5.85%, 03/02/27 (c)	517	511
5.81%, 09/13/29	1,358	1,339
NatWest Markets PLC
0.80%, 08/12/24 (a)	290	273
3.48%, 03/22/25 (a)	366	351
Navient Corporation
7.25%, 09/25/23	460	461
6.13%, 03/25/24	1,899	1,882
5.88%, 10/25/24	354	349
6.75%, 06/25/25	363	358
New York Life Global Funding
4.70%, 04/02/26 (a)	956	941
Nordea Bank Abp
3.60%, 06/06/25 (a)	641	615
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	2,417	2,346
OneMain Finance Corporation
6.13%, 03/15/24	684	682
Popular, Inc.
6.13%, 09/14/23	1,257	1,254
Pricoa Global Funding I
4.20%, 08/28/25 (a)	286	277
Protective Life Global Funding
5.37%, 01/06/26 (a)	735	732
5.21%, 04/14/26 (a)	1,120	1,101
Royal Bank of Canada
4.88%, 01/12/26 (c)	1,360	1,344
4.24%, 08/03/27 (c)	1,217	1,173
6.00%, 11/01/27 (c)	657	673
Santander Holdings USA, Inc.
3.50%, 06/07/24	170	165
3.24%, 10/05/26	231	208
2.49%, 01/06/28	432	374
Santander UK Group Holdings PLC
1.09%, 03/15/25	488	467
4.75%, 09/15/25 (a)	797	765
2.47%, 01/11/28 (c)	480	418
6.53%, 01/10/29 (c)	1,355	1,365
Societe Generale
2.23%, 01/21/26 (a) (c)	955	888
Standard Chartered PLC
0.99%, 01/12/25 (a)	320	310
1.21%, 03/23/25 (a)	200	192
2.82%, 01/30/26 (a)	1,689	1,593
6.19%, 07/06/27 (a)	706	707
State Street Corporation
5.10%, 05/18/26	979	972
Svenska Handelsbanken AB
3.65%, 06/10/25 (a)	813	780
The Bank of New York Mellon Corporation
5.15%, 05/22/26	622	621
4.41%, 07/24/26	403	394
4.95%, 04/26/27	576	569
4.54%, 02/01/29	917	893
The Bank of Nova Scotia
5.45%, 06/12/25 (c)	1,017	1,012
4.75%, 02/02/26 (c)	918	904
The Goldman Sachs Group, Inc.
0.66%, 09/10/24	984	973
5.73%, (SOFR + 0.70%), 01/24/25 (d)	959	957
1.95%, 10/21/27	6,120	5,445
2.64%, 02/24/28	474	431
4.22%, 05/01/29	4,232	3,999
The Huntington National Bank
4.01%, 05/16/25	1,280	1,229
5.70%, 11/18/25	1,647	1,600
The Toronto-Dominion Bank
3.77%, 06/06/25 (c)	1,516	1,467
4.69%, 09/15/27 (c)	1,024	999
Truist Financial Corporation
4.26%, 07/28/26	908	872
6.05%, 06/08/27	599	599
4.87%, 01/26/29	541	521
U.S. Bancorp
4.55%, 07/22/28	930	890
4.65%, 02/01/29 (b)	1,369	1,308
5.78%, 06/12/29	1,030	1,030
UBS AG
5.13%, 05/15/24 (e)	1,900	1,867
UBS Group AG
4.55%, 04/17/26 (c)	250	240
4.49%, 05/12/26 (a)	3,577	3,455
5.71%, 01/12/27 (a)	2,292	2,266
1.49%, 08/10/27 (a) (c)	713	610
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,484	1,492
Wells Fargo & Company
2.19%, 04/30/26	817	766
4.54%, 08/15/26	1,298	1,267
4.81%, 07/25/28	1,339	1,311
		262,521
Utilities 6.8%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,674	2,614
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,133
5.70%, 08/15/25 (g)	998	991
5.75%, 11/01/27	426	435

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Black Hills Corporation
5.95%, 03/15/28	876	887
Calpine Corporation
5.25%, 06/01/26 (a)	93	90
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	1,458	1,459
Centrica PLC
4.00%, 10/16/23 (a)	1,000	994
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,099	1,968
Comision Federal De Electricidad, E.P.E.
4.75%, 02/23/27 (e)	650	623
Constellation Energy Generation, LLC
5.60%, 03/01/28	932	939
Dominion Energy, Inc.
6.08%, (3 Month USD LIBOR + 0.53%), 09/15/23 (d)	1,287	1,287
DTE Energy Company
4.22%, 11/01/24 (g)	849	831
4.88%, 06/01/28	1,207	1,181
Duke Energy Corporation
5.00%, 12/08/25	433	430
4.30%, 03/15/28	622	598
Electricite de France
5.70%, 05/23/28 (a)	1,886	1,884
ESKOM Holdings
6.75%, 08/06/23 (a)	1,225	1,217
7.13%, 02/11/25 (a)	762	748
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	1,739	1,719
Exelon Corporation
5.15%, 03/15/28	458	456
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,985	1,826
FirstEnergy Corp.
2.05%, 03/01/25	510	477
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	4,565	4,451
Florida Power & Light Company
4.45%, 05/15/26	320	317
4.40%, 05/15/28 (b)	251	246
ITC Holdings Corp.
4.95%, 09/22/27 (a)	648	639
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	2,101	2,077
Monongahela Power Company
4.10%, 04/15/24 (a)	400	392
National Fuel Gas Company
5.50%, 01/15/26 (f)	2,005	1,974
5.50%, 10/01/26	662	649
National Grid PLC
5.60%, 06/12/28	585	588
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	345	340
6.05%, 03/01/25 (g)	823	828
NiSource Inc.
5.25%, 03/30/28	345	345
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,291
Oncor Electric Delivery Company LLC
4.30%, 05/15/28 (a)	649	632
One Gas, Inc.
1.10%, 03/11/24	2,989	2,892
Pacific Gas And Electric Company
1.70%, 11/15/23	609	599
3.15%, 01/01/26	2,061	1,911
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	544	536
3.25%, 03/15/28 (a)	800	726
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	1,147	1,172
Puget Energy, Inc.
3.65%, 05/15/25	1,500	1,434
Southwest Gas Corporation
5.80%, 12/01/27	850	859
5.45%, 03/23/28	666	664
System Energy Resources, Inc.
6.00%, 04/15/28	5,360	5,291
The AES Corporation
3.30%, 07/15/25 (a)	3,101	2,931
5.45%, 06/01/28	1,152	1,131
The Brooklyn Union Gas Company
4.63%, 08/05/27 (a)	950	912
The Southern Company
5.11%, 08/01/27 (g)	810	803
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	1,970	1,934
3.55%, 07/15/24 (a)	4,441	4,289
		67,640
Energy 6.1%
ABP Finance B.V.
2.00%, 07/15/26 (a)	1,035	928
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,032
Callon Petroleum Company
6.38%, 07/01/26 (b)	1,781	1,733
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	2,958	2,946
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,089
CNX Resources Corporation
7.25%, 03/14/27 (a)	172	171
Continental Resources, Inc.
3.80%, 06/01/24	4,262	4,174
2.27%, 11/15/26 (a)	1,761	1,566
4.38%, 01/15/28	1,568	1,472
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)	1,675	1,572
CrownRock, L.P.
5.63%, 10/15/25 (a)	1,509	1,490
DCP Midstream Operating, LP
5.38%, 07/15/25	864	856
Devon Energy Corporation
8.25%, 08/01/23	800	800
5.25%, 10/15/27	1,300	1,281
Energy Transfer LP
5.88%, 01/15/24	1,793	1,792
EQT Corporation
6.13%, 02/01/25 (f) (g)	1,415	1,406
3.13%, 05/15/26 (a)	1,772	1,629
3.90%, 10/01/27	1,727	1,602
5.70%, 04/01/28	665	659
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	357	320
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	1,748	1,757
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,006
Matador Resources Company
5.88%, 09/15/26	992	964
Occidental Petroleum Corporation
6.38%, 09/01/28	713	727
Oceaneering International, Inc.
4.65%, 11/15/24	1,470	1,435
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,547	1,526
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,500	1,489
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	1,202	1,074
PBF Holding Company LLC
7.25%, 06/15/25	2,446	2,442
PDC Energy, Inc.
6.13%, 09/15/24	161	161
5.75%, 05/15/26	1,444	1,442
Petroleos Mexicanos
4.63%, 09/21/23	2,609	2,585
6.88%, 08/04/26	867	810
6.49%, 01/23/27	133	118
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Phillips 66
3.55%, 10/01/26	1,200	1,126
Plains All American Pipeline, L.P.
3.60%, 11/01/24	902	872
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	3,781	3,773
5.88%, 06/30/26	1,000	992
Suncor Energy Inc.
7.88%, 06/15/26	850	894
Targa Resources Partners LP
6.50%, 07/15/27	2,342	2,341
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	1,000
The Williams Companies, Inc.
5.40%, 03/02/26	471	470
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,195	1,149
Vital Energy, Inc.
9.50%, 01/15/25	1,466	1,461
		60,132
Health Care 3.3%
Amgen Inc.
5.51%, 03/02/26	1,371	1,368
5.15%, 03/02/28	1,771	1,769
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,755	1,740
4.25%, 12/15/25 (a)	5,000	4,821
Centene Corporation
4.25%, 12/15/27	1,988	1,861
2.45%, 07/15/28	921	789
Cigna Corporation
5.69%, 03/15/26	676	677
Elevance Health, Inc.
4.90%, 02/08/26	556	547
GE HealthCare Technologies Inc.
5.55%, 11/15/24	2,200	2,189
5.60%, 11/15/25	703	704
HCA Inc.
5.25%, 04/15/25 - 06/15/26	3,754	3,711
Humana Inc.
5.70%, 03/13/26	753	745
5.75%, 03/01/28	1,153	1,175
Illumina, Inc.
5.80%, 12/12/25	799	800
5.75%, 12/13/27	1,105	1,109
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	2,880	2,853
4.45%, 05/19/26 - 05/19/28	2,305	2,272
Stryker Corporation
0.60%, 12/01/23	3,486	3,415
		32,545
Consumer Discretionary 2.8%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	2,500	2,422
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	494	492
Expedia Group, Inc.
6.25%, 05/01/25 (a)	672	674
General Motors Financial Company, Inc.
2.75%, 06/20/25	1,666	1,570
5.40%, 04/06/26	611	603
Hyatt Hotels Corporation
1.30%, 10/01/23 (f)	3,501	3,461
1.80%, 10/01/24 (f)	376	358
5.75%, 01/30/27 (f)	673	679
Hyundai Capital America
1.25%, 09/18/23 (a)	1,290	1,277
0.80%, 01/08/24 (a)	497	484
0.88%, 06/14/24 (a)	1,048	998
1.00%, 09/17/24 (a)	1,709	1,608
5.88%, 04/07/25 (a)	451	451
1.30%, 01/08/26 (a)	234	209
5.50%, 03/30/26 (a)	945	936
5.65%, 06/26/26 (a)	1,005	998
Lennar Corporation
4.88%, 12/15/23	597	594
LKQ Corporation
5.75%, 06/15/28 (a)	678	674
Prosus N.V.
3.26%, 01/19/27 (a)	875	792
PVH Corp.
4.63%, 07/10/25 (f)	1,451	1,402
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	996	1,006
Toll Brothers Finance Corp.
4.88%, 11/15/25	867	851
Warnermedia Holdings, Inc.
3.43%, 03/15/24	2,605	2,553
3.64%, 03/15/25	1,373	1,325
3.79%, 03/15/25	655	633
6.41%, 03/15/26	887	887
		27,937
Materials 2.3%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,000	972
4.88%, 05/14/25 (a)	333	327
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	1,154	1,111
Celanese US Holdings LLC
5.90%, 07/05/24 (f)	3,362	3,355
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,258	1,256
FMC Corporation
5.15%, 05/18/26	415	409
Freeport-McMoRan Inc.
4.55%, 11/14/24	661	651
Glencore Funding LLC
4.13%, 03/12/24 (a)	4,000	3,950
4.63%, 04/29/24 (a)	1,750	1,729
4.00%, 04/16/25 - 03/27/27 (a)	1,612	1,558
1.63%, 04/27/26 (a)	893	805
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	3,185	2,843
Kinross Gold Corporation
5.95%, 03/15/24	694	692
Legacy Vulcan Corp.
5.80%, 03/01/26	1,410	1,413
Nutrien Ltd.
5.95%, 11/07/25	381	383
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (a)	500	448
PT Freeport Indonesia
4.76%, 04/14/27 (a)	1,000	970
Sasol Financing USA LLC
5.88%, 03/27/24	400	395
		23,267
Consumer Staples 2.1%
B.A.T. Capital Corporation
3.22%, 08/15/24	4,333	4,206
3.56%, 08/15/27	1,221	1,123
B.A.T. International Finance P.L.C.
3.95%, 06/15/25 (a)	1,955	1,882
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (f)	5,298	5,124
6.13%, 07/27/27 (a)	2,205	2,212
NBM US Holdings, Inc.
7.00%, 05/14/26 (a) (b)	1,000	971
Philip Morris International Inc.
4.88%, 02/13/26	825	819
5.13%, 11/17/27	1,040	1,043
Reynolds American Inc.
4.45%, 06/12/25	1,808	1,758
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	673
4.90%, 04/21/27 (a)	949	914
		20,725

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Industrials 1.6%
Air Lease Corporation
3.00%, 09/15/23	2,000	1,990
Aircastle Limited
4.40%, 09/25/23	808	803
5.25%, 08/11/25 (a)	964	930
CNH Industrial N.V.
4.50%, 08/15/23	147	147
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	573	565
Hexcel Corporation
4.95%, 08/15/25 (f) (g)	1,311	1,283
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	1,161	1,116
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	2,454	2,431
Parker-Hannifin Corporation
3.65%, 06/15/24	420	411
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (a) (f)	1,788	1,782
SMBC Aviation Capital Finance Designated Activity Company
5.45%, 05/03/28 (a)	315	310
Stanley Black & Decker, Inc.
6.27%, 03/06/26	627	633
Triton Container International Limited
0.80%, 08/01/23 (a)	2,065	2,056
1.15%, 06/07/24 (a)	364	345
Westinghouse Air Brake Technologies Corporation
4.38%, 08/15/23	925	923
		15,725
Real Estate 1.5%
American Tower Corporation
1.60%, 04/15/26	164	147
3.65%, 03/15/27	1,034	969
3.60%, 01/15/28	1,791	1,653
1.50%, 01/31/28	641	538
5.50%, 03/15/28	896	890
5.25%, 07/15/28	691	682
Crown Castle Inc.
5.00%, 01/11/28	707	695
EPR Properties
4.75%, 12/15/26	1,415	1,288
4.50%, 06/01/27	627	563
GLP Financing, LLC
5.25%, 06/01/25	750	730
Hat Holdings I LLC
3.38%, 06/15/26 (a)	759	681
Retail Properties of America, Inc.
4.00%, 03/15/25	577	545
VICI Properties Inc.
5.63%, 05/01/24 (a)	1,450	1,442
3.50%, 02/15/25 (a)	2,500	2,392
4.63%, 06/15/25 (a)	654	632
3.75%, 02/15/27 (a)	498	459
Vornado Realty L.P.
3.50%, 01/15/25	639	602
2.15%, 06/01/26	311	263
		15,171
Communication Services 1.2%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,800	1,558
AMC Networks, Inc.
4.75%, 08/01/25	305	267
Charter Communications Operating, LLC
4.50%, 02/01/24	1,321	1,308
Netflix, Inc.
5.88%, 02/15/25	584	586
4.88%, 04/15/28	700	693
Rogers Communications Inc.
4.10%, 10/01/23	2,793	2,780
Sprint Corporation
7.13%, 06/15/24	1,110	1,121
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	140	135
5.00%, 03/28/26	1,024	1,014
T-Mobile USA, Inc.
2.25%, 02/15/26	1,513	1,394
2.63%, 04/15/26	592	549
3.75%, 04/15/27	673	637
		12,042
Information Technology 0.9%
Arrow Electronics, Inc.
6.13%, 03/01/26	565	563
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	1,059	965
Dell International L.L.C.
6.02%, 06/15/26 (f)	1,727	1,753
4.90%, 10/01/26 (f)	864	858
Hewlett Packard Enterprise Company
5.90%, 10/01/24	864	862
Microchip Technology Incorporated
2.67%, 09/01/23	648	645
0.97%, 02/15/24	885	857
4.25%, 09/01/25	621	602
Oracle Corporation
2.50%, 04/01/25	231	219
2.30%, 03/25/28	1,434	1,265
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	346
SK Hynix Inc.
1.50%, 01/19/26 (a)	385	340
		9,275
Total Corporate Bonds And Notes (cost $560,140)		546,980
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 34.0%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 6.31%, (1 Month USD LIBOR + 1.15%), 10/20/36 (d)	2,336	2,292
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.56%, (1 Month USD LIBOR + 1.40%), 01/16/37 (d)	2,730	2,666
Affirm Asset Securitization Trust 2021-B
Series 2021-A-B, 1.03%, 03/15/24	1,100	1,070
American Express Credit Account Master Trust
Series 2022-A-2, 3.39%, 05/15/25	3,335	3,216
AmeriCredit Automobile Receivables Trust 2019-1
Series 2019-C-1, 3.36%, 02/18/25	10	10
Americredit Automobile Receivables Trust 2022-2
Series 2022-C-2, 5.32%, 04/18/28	425	416
Anchorage Capital Clo 3-R, LLC
Series 2014-A-3RA, 6.32%, (3 Month USD LIBOR + 1.05%), 01/28/31 (d)	280	277
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	39	34
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 6.42%, (3 Month USD LIBOR + 1.17%), 10/20/31 (d)	2,510	2,483
Apidos CLO XXXI
Series 2019-A1R-31A, 6.36%, (3 Month USD LIBOR + 1.10%), 04/15/31 (d)	1,700	1,684
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	838	740
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.52%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	2,970	2,916
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 6.29%, (1 Month USD LIBOR + 1.10%), 05/15/36 (d)	760	746
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.26%, (1 Month USD LIBOR + 1.07%), 08/15/34 (d)	990	966
Ares L CLO Ltd.
Series 2018-AR-50A, 6.31%, (3 Month USD LIBOR + 1.05%), 06/15/32 (d)	1,860	1,836

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ares XLII CLO Ltd.
Series 2017-AR-42A, 6.19%, (3 Month USD LIBOR + 0.92%), 01/24/28 (d)	788	783
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,981	2,896
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,886
BA Credit Card Trust
Series 2022-A2-A2, 5.00%, 11/17/25	2,165	2,155
Bain Capital Credit
Series 2017-A1R-1A, 6.22%, (3 Month USD LIBOR + 0.97%), 07/20/30 (d)	1,399	1,387
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 6.36%, (3 Month USD LIBOR + 1.10%), 10/18/32 (d)	1,000	985
Bain Capital Credit CLO 2020-5, Ltd
Series 2020-A1-5A, 6.47%, (3 Month USD LIBOR + 1.22%), 01/20/32 (d)	410	406
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 6.32%, (3 Month USD LIBOR + 1.07%), 04/21/31 (d)	2,000	1,985
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 6.07%, (1 Month USD LIBOR + 0.87%), 03/16/37 (d) (g)	2,060	1,852
Series 2018-C-TALL, REMIC, 6.46%, (1 Month USD LIBOR + 1.27%), 03/16/37 (d) (g)	2,100	1,571
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 6.15%, (1 Month Term SOFR + 1.07%), 11/15/34 (d)	845	701
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 6.23%, (1 Month USD LIBOR + 1.07%), 06/16/26 (d)	2,230	2,172
BDS Ltd
Series 2021-A-FL8, 6.08%, (1 Month USD LIBOR + 0.92%), 01/18/36 (d)	949	931
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 6.25%, (3 Month USD LIBOR + 1.00%), 07/20/29 (d)	361	360
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 6.43%, (3 Month USD LIBOR + 1.18%), 01/20/32 (d)	480	474
Benefit Street Partners CLO V-B Ltd
Series 2018-A1A-5BA, 6.34%, (3 Month USD LIBOR + 1.09%), 04/20/31 (d)	2,500	2,479
BFLD Trust 2019-DPLO
Series 2019-F-DPLO, REMIC, 7.73%, (1 Month USD LIBOR + 2.54%), 10/16/34 (d)	1,550	1,505
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 6.23%, (3 Month USD LIBOR + 0.98%), 07/20/29 (d)	2,859	2,829
BMW Vehicle Lease Trust 2023-1
Series 2023-A2-1, 5.27%, 06/25/24	2,910	2,904
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	127	125
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.51%, (1 Month USD LIBOR + 1.32%), 12/15/38 (d)	1,540	1,505
BWAY Corporation
Series 2013-A2-1515, REMIC, 3.45%, 03/12/25	640	602
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 6.49%, (1 Month USD LIBOR + 1.30%), 04/17/34 (d)	4,982	4,886
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.18%, (1 Month Term SOFR + 1.03%), 10/15/36 (d)	219	218
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 6.04%, (1 Month USD LIBOR + 0.85%), 11/15/38 (d)	1,560	1,521
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 6.24%, (1 Month USD LIBOR + 0.80%), 05/15/37 (d) (g)	2,890	2,856
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 7.44%, (1 Month USD LIBOR + 2.24%), 10/16/23 (d)	2,620	2,469
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 6.15%, (1 Month Term SOFR + 1.00%), 01/18/39 (d)	4,175	4,073
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.60%, (1 Month Term SOFR + 2.45%), 08/15/39 (d)	3,428	3,411
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 5.84%, (1 Month USD LIBOR + 0.65%), 08/17/26 (d)	5,010	4,757
Series 2021-B-FILM, REMIC, 6.09%, (1 Month USD LIBOR + 0.90%), 08/17/26 (d)	530	488
Capital One Prime Auto Receivables Trust 2021-1
Series 2021-A2-1, 0.32%, 02/18/25	36	36
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	1,539	1,524
Capital One Prime Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.20%, 05/15/26	1,485	1,478
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 6.34%, (3 Month USD LIBOR + 1.05%), 07/28/31 (d)	3,878	3,846
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 6.23%, (3 Month USD LIBOR + 0.98%), 07/21/31 (d)	1,442	1,426
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 6.30%, (3 Month USD LIBOR + 1.05%), 07/21/31 (d)	2,000	1,984
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 6.15%, (3 Month USD LIBOR + 0.90%), 07/20/29 (d)	326	323
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 6.33%, (3 Month USD LIBOR + 1.08%), 04/21/31 (d)	1,600	1,580
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,800
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	903
Carmax Auto Owner Trust 2023-1
Series 2023-A3-1, 4.75%, 10/15/27	1,475	1,454
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	138	130
Carvana Auto Receivables Trust 2021-N2
Series 2021-A1-N2, 0.32%, 10/10/23	56	56
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	3,845	3,718
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,130
Cedar Funding IX CLO Ltd
Series 2018-A1-9A, 6.23%, (3 Month USD LIBOR + 0.98%), 04/21/31 (d)	1,660	1,646
Cedar Funding Ltd
Series 2021-A-14A, 6.36%, (3 Month USD LIBOR + 1.10%), 07/15/33 (d)	1,220	1,203
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.35%, (3 Month USD LIBOR + 1.10%), 10/20/32 (d)	1,400	1,378
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.51%, (3 Month USD LIBOR + 1.05%), 06/01/32 (d)	1,440	1,423
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,827	2,382
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 6.36%, (3 Month USD LIBOR + 1.10%), 01/31/31 (d)	250	248
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 6.26%, (3 Month USD LIBOR + 1.00%), 10/18/30 (d)	1,389	1,376
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.31%, (3 Month USD LIBOR + 1.05%), 07/15/33 (d)	2,000	1,978
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	3,750	3,389
Citigroup Commercial Mortgage Trust 2020-GC46
Interest Only, Series 2020-XA-GC46, REMIC, 1.10%, 02/18/53 (d)	34,632	1,574
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	380	374
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	342

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
COMM 2014-CCRE21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	284	272
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	333	327
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	407
COMM 2015-LC21 Mortgage Trust
Series 2015-A3-LC21, REMIC, 3.45%, 05/12/25	331	315
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	546	532
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (g)	97	85
CSMC 2020-SPT1 Trust
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (g)	44	43
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 6.59%, (1 Month USD LIBOR + 1.40%), 07/17/23 (d)	510	472
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (g)	887	720
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (d)	316	258
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (d)	895	768
DBGS 2021-W52 Mortgage Trust
Series 2021-A-W52, REMIC, 6.59%, (1 Month USD LIBOR + 1.39%), 10/17/39 (d)	1,070	997
Series 2021-C-W52, REMIC, 7.49%, (1 Month USD LIBOR + 2.30%), 10/17/39 (d)	2,010	1,786
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	965	798
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	3,000	3,004
Discover Card Execution Note Trust
Series 2022-A3-A3, 3.56%, 07/15/25	2,485	2,402
Series 2022-A-A4, 5.03%, 10/15/25	2,710	2,696
Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 1.02%, 06/15/27	258	255
Drive Auto Receivables Trust 2021-2
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,052
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 6.24%, (3 Month USD LIBOR + 0.98%), 04/15/28 (d)	1,402	1,395
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.38%, (3 Month USD LIBOR + 1.12%), 01/15/31 (d)	518	513
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 6.28%, (3 Month USD LIBOR + 1.02%), 04/15/31 (d)	1,600	1,589
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.40%, (3 Month USD LIBOR + 1.08%), 05/17/32 (d)	1,130	1,115
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (d)	43	38
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (d)	235	193
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	61	60
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	1,200	1,184
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 6.29%, (1 Month USD LIBOR + 1.10%), 10/15/38 (d)	620	600
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	313	306
Exeter Automobile Receivables Trust 2022-3
Series 2022-A3-3A, 4.21%, 10/15/23	1,539	1,533
Series 2022-B-3A, 4.86%, 06/15/24	4,000	3,954
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	1,928	1,925
Flagship Credit Auto Trust 2022-3
Series 2022-A2-3, 4.06%, 10/15/25	1,271	1,264
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	3,998	3,995
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	5,610	5,311
Ford Credit Auto Owner Trust 2018-REV2
Series 2018-A-2, 3.47%, 07/15/23 (g)	175	175
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (g)	524	517
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	183	179
Ford Credit Auto Owner Trust 2022-REV1
Series 2022-A-1, 3.88%, 05/15/27	4,000	3,788
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 6.22%, (3 Month USD LIBOR + 0.95%), 07/24/30 (d)	579	572
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 6.14%, (3 Month USD LIBOR + 0.87%), 04/24/29 (d)	1,311	1,299
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	1,337	1,332
Series 2022-A3-3, 4.01%, 10/21/24	2,121	2,088
GM Financial Automobile Leasing Trust 2023-1
Series 2023-A3-1, 5.16%, 05/20/25	5,715	5,675
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,751
GM Financial Consumer Automobile Receivables Trust
Series 2021-A3-1, 0.35%, 05/16/24	164	160
Golden Credit Card Trust
Series 2018-A-4A, 3.44%, 08/15/23	267	266
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.30%, (1 Month Term SOFR + 1.15%), 12/15/36 (d) (g)	4,806	4,749
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.39%, (1 Month USD LIBOR + 1.20%), 07/15/39 (d)	3,900	3,808
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.49%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (d)	250	248
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-A-RIVR, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 07/16/35 (d) (g)	3,838	3,008
GS Mortgage Securities Corporation Trust 2019-SMP
Series 2019-A-SMP, 6.34%, (1 Month USD LIBOR + 1.15%), 08/16/32 (d) (g)	100	99
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 6.44%, (1 Month USD LIBOR + 1.25%), 11/15/23 (d)	2,730	2,650
GS Mortgage Securities Corporation Trust 2021-RENT
Series 2021-A-RENT, 5.86%, (1 Month USD LIBOR + 0.70%), 11/21/35 (d)	4,949	4,550
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.34%, (1 Month USD LIBOR + 1.15%), 06/16/36 (d)	650	547
Series 2021-H-ROSS, REMIC, 11.09%, (1 Month USD LIBOR + 5.90%), 06/16/36 (d)	750	414
GS Mortgage Securities Trust 2006-GG8
Series 2019-B-70P, 6.51%, (1 Month USD LIBOR + 1.32%), 10/15/36 (d) (g)	360	335
GS Mortgage Securities Trust 2013-GCJ14
Series 2013-A5-GC14, REMIC, 4.24%, 08/11/23	266	263
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	5,000	4,907
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	335

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,062
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,081
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.16%, (1 Month USD LIBOR + 1.00%), 09/19/36 (d) (g)	1,731	1,671
Honda Auto Receivables 2020-2 Owner Trust
Series 2020-A4-2, 1.09%, 08/15/23	535	528
Honda Auto Receivables 2023-1 Owner Trust
Series 2023-A2-1, 5.22%, 10/21/24	5,725	5,700
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 6.34%, (1 Month USD LIBOR + 1.15%), 10/16/23 (d)	3,940	3,773
Hospitality Investors Trust, Inc.
Series 2019-A-HIT, REMIC, 6.19%, (1 Month USD LIBOR + 1.00%), 11/17/36 (d)	306	303
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	1,865	1,859
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	804
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 6.94%, (1 Month USD LIBOR + 1.75%), 03/15/24 (d)	2,000	1,722
JPMBB Commercial Mortgage Securities Trust 2014-C18
Series 2014-A5-C18, REMIC, 4.08%, 02/16/24	445	435
JPMBB Commercial Mortgage Securities Trust 2015-C30
Series 2015-A5-C30, REMIC, 3.82%, 07/17/25	3,936	3,703
JPMCC Commercial Mortgage Securities Trust 2017-JP7
Series 2017-A3-JP7, REMIC, 3.38%, 07/17/24	117	113
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (d)	500	456
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.74%, (1 Month Term SOFR + 0.60%), 04/15/37 (d)	4,977	4,611
Kayne CLO 2 Ltd
Series 2018-AR-2A, 6.34%, (3 Month USD LIBOR + 1.08%), 10/15/31 (d)	620	613
Key Commercial Mortgage Securities LLC
Series 2018-A1-S1, REMIC, 3.72%, 10/17/23	108	107
KKR CLO 24 LTD.
Series A1R-24, 6.33%, (3 Month USD LIBOR + 1.08%), 04/20/32 (d)	1,620	1,599
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 08/15/26 (d)	1,013	946
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.23%, (1 Month USD LIBOR + 1.07%), 02/17/39 (d) (g)	1,520	1,465
Series 2021-AS-FL2, 6.46%, (1 Month USD LIBOR + 1.30%), 02/17/39 (d) (g)	1,520	1,443
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,400
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,280
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 04/20/26	1,420	1,370
Series 2022-B-1A, 5.62%, 06/20/26	3,480	3,268
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.33%, (1 Month USD LIBOR + 1.17%), 06/15/39 (d)	860	833
Series 2021-B-FL1, 6.91%, (1 Month USD LIBOR + 1.75%), 06/15/39 (d)	1,360	1,321
Liberty Street Trust
Series 2016-A-225L, REMIC, 3.60%, 02/12/26	813	716
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.44%, (1 Month Term SOFR + 1.30%), 05/15/24 (d)	1,220	1,193
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 7.19%, (1 Month USD LIBOR + 2.00%), 03/15/24 (d)	2,310	2,163
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.62%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,620	1,589
Madison Park Funding LIX, Ltd.
Series 2021-A-59A, 6.40%, (3 Month USD LIBOR + 1.14%), 01/18/34 (d)	3,000	2,964
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 6.17%, (3 Month USD LIBOR + 0.90%), 07/23/29 (d)	1,871	1,852
Magnetite XXIX, Limited
Series 2021-A-29A, 6.25%, (3 Month USD LIBOR + 0.99%), 01/17/34 (d)	520	515
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,249
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,653
MF1 2021-FL6 Ltd.
Series 2021-AS-FL6, 6.61%, (1 Month USD LIBOR + 1.45%), 07/18/36 (d)	830	801
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	419
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	356	337
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.92%, 11/17/32 (d)	1,000	907
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	283	252
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,258	1,089
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,162	1,011
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	491	437
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	880	748
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 6.23%, (3 Month USD LIBOR + 0.97%), 07/25/30 (d)	282	279
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,280	2,286
Nissan Auto Lease Trust 2022-A
Series 2022-A3-A, REMIC, 3.81%, 07/15/24	2,395	2,366
NYO Commercial Mortgage Trust 2021-1290
Series 2021-A-1290, REMIC, 6.29%, (1 Month USD LIBOR + 1.09%), 11/15/23 (d)	2,350	2,139
OCP Clo 2019-17 Ltd
Series 2019-A1R-17A, 6.29%, (3 Month USD LIBOR + 1.04%), 07/20/32 (d)	1,940	1,911
Octagon Investment Partners 32, Ltd.
Series 2017-A1R-1A, 6.21%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	1,365	1,355
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 6.21%, (3 Month USD LIBOR + 0.95%), 07/16/29 (d)	440	437
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 6.26%, (3 Month USD LIBOR + 1.00%), 01/27/31 (d)	248	246
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.32%, (3 Month USD LIBOR + 1.00%), 02/14/31 (d)	1,560	1,537
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	1,322	1,293
Series 2021-A-1A, 0.93%, 03/22/27	142	137
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	756	748
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,151
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 6.14%, (1 Month USD LIBOR + 0.95%), 01/15/26 (d)	1,000	948
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,408
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	2,370	2,357
OZLM XVII, Ltd.
Series 2017-A1-17A, 6.50%, (3 Month USD LIBOR + 1.25%), 07/22/30 (d)	1,262	1,251
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	934	910
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 6.18%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	45	45
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 6.28%, (3 Month USD LIBOR + 1.03%), 07/20/29 (d)	298	296
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A2-A, 3.83%, 12/16/24	1,862	1,854
PFP 2021-7, Ltd.
Series 2021-A-7, 6.01%, (1 Month USD LIBOR + 0.85%), 04/16/38 (d)	58	57
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	986
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,396
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 6.10%, (1 Month USD LIBOR + 0.95%), 07/25/36 (d)	753	730
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.30%, (3 Month USD LIBOR + 1.03%), 10/23/30 (d)	1,985	1,964
Santander Drive Auto Receivables Trust 2007-2
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,802
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	110	109
Series 2021-D-1, 1.45%, 11/15/24	430	405
Santander Drive Auto Receivables Trust 2022-5
Series 2022-A2-5, REMIC, 3.98%, 01/15/25	587	587
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,157
Santander Drive Auto Receivables Trust 2022-6
Series 2022-A2-6, 4.37%, 02/15/24	963	961
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	992	981
Santander Retail Auto Lease Trust 2021-C
Series 2021-A3-C, 0.50%, 03/20/25	470	465
SCF Equipment Leasing 2019-2 LLC
Series 2019-A2-2A, 2.47%, 04/20/26	722	719
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,457
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	515	503
Series 2021-B-1A, 1.37%, 08/20/29	1,000	919
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	1,395	1,324
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.15%, (1 Month Term SOFR + 1.00%), 01/15/27 (d)	3,840	3,720
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	488	435
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 6.29%, (3 Month USD LIBOR + 0.96%), 11/18/30 (d)	616	611
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 6.36%, (3 Month USD LIBOR + 1.06%), 01/29/32 (d)	250	247
TCW CLO 2022-1 Ltd
Series 2022-A1-1A, 6.41%, (3 Month Term SOFR + 1.34%), 04/22/33 (d)	2,500	2,453
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (g)	4,000	3,572
Toyota Auto Loan Extended Note Trust 2022-1
Series 2022-A-1A, 3.82%, 04/26/27	1,950	1,851
Upstart Securitization Trust 2021-2
Series 2021-A-2, 0.91%, 06/20/31	16	16
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	386	377
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	1,960	1,945
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (g)	51	46
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (d)	336	279
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	451	371
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	572	495
Westlake Automobile Receivables Trust 2021-2
Series 2021-A2A-2A, 0.32%, 04/15/25	22	22
Series 2021-C-2A, 0.89%, 07/15/26	665	636
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	490	478
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 08/15/24	1,945	1,937
York CLO-2 Ltd
Series 2015-AR-1A, 6.42%, (3 Month USD LIBOR + 1.15%), 01/22/31 (d)	2,880	2,856
Series 2015-BR-1A, 6.72%, (3 Month USD LIBOR + 1.45%), 01/22/31 (d)	478	466
Total Non-U.S. Government Agency Asset-Backed Securities (cost $349,266)		336,756
SENIOR FLOATING RATE INSTRUMENTS 4.6%
Utilities 3.9%
Buckeye Partners, L.P.
2021 Term Loan B, 7.42%, (1 Month USD LIBOR + 2.25%), 11/01/26 (d)	1,187	1,177
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 01/15/25 (d) (h)	500	499
2017 Term Loan B, 7.15%, (1 Month USD LIBOR + 2.00%), 01/15/25 (d)	1,014	1,013
Carnival Corporation
USD Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 06/29/25 (d) (h)	107	106
Charter Communications Operating, LLC
2019 Term Loan B1, 6.80%, (1 Month USD LIBOR + 1.75%), 04/30/25 (d)	4,991	4,985
Coty Inc.
2018 USD Term Loan B, 7.50%, (1 Month USD LIBOR + 2.25%), 03/29/25 (d)	1,217	1,218
Greenhill Co Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 04/05/24 (d) (h)	980	978
HCA Inc.
2021 Term Loan A, 6.63%, (3 Month USD LIBOR + 2.13%), 06/30/26 (d)	791	784
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.94%, (SOFR + 1.75%), 10/25/23 (d)	2,500	2,496
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 6.95%, (1 Month USD LIBOR + 1.75%), 02/25/28 (d)	3,450	3,438
Invitation Homes Operating Partnership LP
2020 Term Loan A, 6.25%, (3 Month USD LIBOR + 1.00%), 01/31/25 (d) (i)	2,919	2,847
Keane Group Holdings LLC
Term Loan, 0.00%, (SOFR + 4.50%), 05/15/25 (d) (h)	1,107	1,106
MB Aerospace
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 01/22/25 (d) (h)	2,074	2,053
MH Sub I, LLC
2017 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/16/24 (d) (h)	855	854
2020 Incremental Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/15/24 (d) (h)	1,012	1,012
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 6.67%, (3 Month USD LIBOR + 1.25%), 08/08/23 (d)	1,483	1,475
5 Year Delayed Draw Term Loan, 7.05%, (3 Month USD LIBOR + 1.88%), 01/17/25 (d)	2,025	2,015
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 9.16%, (1 Month USD LIBOR + 4.00%), 04/26/24 (d)	1,652	1,648
Resorts World Las Vegas LLC
Term Loan A, 6.66%, (1 Month USD LIBOR + 1.50%), 04/16/24 (d) (i)	2,000	1,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SBA Senior Finance II LLC
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/26/25 (d) (h)	3,400	3,398
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/29/25 (d)	1,707	1,706
US Foods, Inc.
2019 Term Loan B, 0.00%, (3 Month USD LIBOR + 2.00%), 08/14/26 (d) (h)	1,600	1,598
		38,386
Consumer Discretionary 0.3%
Comcast Hulu Holdings, LLC
Term Loan A, 6.03%, (1 Month USD LIBOR + 0.88%), 03/15/24 (d) (i)	3,163	3,147
Information Technology 0.3%
Marvell Technology, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 1.25%), 04/19/24 (d) (h) (i)	2,500	2,497
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 4.00%), 07/31/23 (d) (h)	500	499
		2,996
Communication Services 0.1%
Carnival Corporation
USD Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 06/29/25 (d)	488	487
Charter Communications Operating, LLC
2019 Term Loan B1, 6.90%, (1 Month Term SOFR + 1.75%), 04/30/25 (d)	13	13
Univision Communications Inc.
Term Loan C5, 7.90%, (1 Month USD LIBOR + 2.75%), 03/15/24 (d)	1,057	1,058
		1,558
Total Senior Floating Rate Instruments (cost $46,235)		46,087
GOVERNMENT AND AGENCY OBLIGATIONS 3.2%
U.S. Treasury Inflation Indexed Securities 1.8%
Treasury, United States Department of
0.50%, 04/15/24 (j)	5,894	5,748
0.25%, 01/15/25 (j)	7,553	7,237
0.13%, 04/15/25 (j)	5,285	5,026
		18,011
Collateralized Mortgage Obligations 1.4%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.57%, (SOFR 30-Day Average + 2.50%), 04/27/43 (d)	965	974
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.62%, (SOFR 30-Day Average + 2.55%), 07/25/42 (d)	867	879
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 7.47%, (SOFR 30-Day Average + 2.40%), 12/26/42 (d)	1,871	1,882
Federal Home Loan Mortgage Corporation
Series 2021-M1-HQA3, REMIC, 5.92%, (SOFR 30-Day Average + 0.85%), 09/25/41 (d)	659	640
Series 2022-M1A-DNA4, REMIC, 7.27%, (SOFR 30-Day Average + 2.20%), 05/27/42 (d)	2,320	2,331
Series 2022-M1A-HQA2, REMIC, 7.72%, (SOFR 30-Day Average + 2.65%), 07/25/42 (d)	2,207	2,240
Series 2022-M1A-HQA3, REMIC, 7.37%, (SOFR 30-Day Average + 2.30%), 08/25/42 (d)	1,344	1,352
Series 2023-M1A-DNA2, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 04/25/43 (d)	3,426	3,436
		13,734
Total Government And Agency Obligations (cost $32,005)		31,745
SHORT TERM INVESTMENTS 3.5%
U.S. Treasury Bill 1.8%
Treasury, United States Department of
5.25%, 11/24/23	17,897	17,525
Commercial Paper 1.0%
Brookfield Infrastructure Holdings (Canada) Inc.
6.29%, 10/05/23	4,298	4,233
General Motors Financial Company, Inc.
5.58%, 08/22/23	863	856
Jabil Inc.
6.00%, 07/05/23	4,505	4,501
		9,590
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (k) (l)	3,602	3,602
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.78% (k) (l)	3,310	3,310
Certificates of Deposit 0.1%
Credit Suisse AG
5.48%, (SOFR + 0.42%), 07/10/23 (d) (l)	824	824
Total Short Term Investments (cost $34,842)		34,851
Total Investments 100.4% (cost $1,022,488)		996,419
Other Derivative Instruments (0.0)%		(71)
Other Assets and Liabilities, Net (0.4)%		(4,305)
Total Net Assets 100.0%		992,043

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $211,617 and 21.3% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Convertible security.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(h) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.7%
United Kingdom	4.2
Cayman Islands	3.2
Canada	2.6
Ireland	2.1
Switzerland	1.7
France	1.3
Denmark	1.0
Netherlands	0.8
Germany	0.7
Italy	0.6
Australia	0.6
Singapore	0.5
Mexico	0.5
Bermuda	0.4
Japan	0.4
South Africa	0.2
Puerto Rico	0.1
Brazil	0.1
Indonesia	0.1
Sweden	0.1
Finland	0.1
South Korea	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	08/04/22	1,484	1,381	0.1
Comision Federal De Electricidad, E.P.E., 4.75%, 02/23/27	10/03/22	613	623	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	1,955	1,867	0.2
		4,052	3,871	0.4

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2,260	October 2023	464,990	(71)	(5,434)

Short Contracts
United States 5 Year Note	(678)	October 2023	(74,002)	—	1,393

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	546,980	—	546,980
Non-U.S. Government Agency Asset-Backed Securities	—	336,756	—	336,756
Senior Floating Rate Instruments	—	35,616	10,471	46,087
Government And Agency Obligations	—	31,745	—	31,745
Short Term Investments	6,912	27,939	—	34,851
	6,912	979,036	10,471	996,419
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,393	—	—	1,393
	1,393	—	—	1,393
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,434)	—	—	(5,434)
	(5,434)	—	—	(5,434)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.2%
Communication Services 97.9%
Activision Blizzard, Inc. (a)	88	7,450
Alphabet Inc. - Class A (a)	734	87,826
Alphabet Inc. - Class C (a)	631	76,349
AMC Entertainment Holdings, Inc. - Class A (a) (b)	63	277
AT&T Inc.	883	14,082
Cable One, Inc.	1	377
Cogent Communications Holdings, Inc.	5	358
Comcast Corporation - Class A	514	21,344
Dish Network Corporation - Class A (a)	32	208
Electronic Arts Inc.	32	4,164
Endeavor Group Holdings, Inc. - Class A (a)	22	531
Former Charter Communications Parent, Inc. - Class A (a)	13	4,723
Fox Corporation - Class A	33	1,132
Fox Corporation - Class B	17	532
Frontier Communications Parent, Inc. (a)	27	506
IAC Inc. (a)	9	593
Iridium Communications Inc.	15	963
John Wiley & Sons, Inc. - Class A	5	180
Liberty Broadband Corporation - Series A (a)	2	162
Liberty Broadband Corporation - Series C (a)	15	1,173
Liberty Media Corporation - Series A (a)	3	200
Liberty Media Corporation - Series A (a)	9	307
Liberty Media Corporation - Series C (a)	19	615
Liberty Media Corporation - Series C (a)	26	1,929
Live Nation Entertainment, Inc. (a)	18	1,618
Lumen Technologies Inc.	112	252
Match Group, Inc. (a)	34	1,439
Meta Platforms, Inc. - Class A (a)	273	78,404
Netflix, Inc. (a)	55	24,183
News Corporation - Class A	47	915
News Corporation - Class B	14	280
Nexstar Media Group, Inc. - Class A	5	751
Omnicom Group Inc.	25	2,353
Paramount Global - Class A (b)	1	17
Paramount Global - Class B (b)	62	993
Pinterest, Inc. - Class A (a)	73	2,002
Playtika Holding Corp. (a)	11	131
Roblox Corporation - Class A (a)	46	1,839
Roku Inc. - Class A (a)	15	970
Shutterstock, Inc.	3	150
Sirius XM Holdings Inc. (b)	87	394
Snap Inc. - Class A (a)	124	1,471
Sphere Entertainment Co. - Class A	2	413
Take-Two Interactive Software, Inc. (a)	20	2,890
TEGNA Inc.	27	444
The Interpublic Group of Companies, Inc.	48	1,835
The New York Times Company - Class A	21	810
The Walt Disney Company (a)	226	20,148
T-Mobile USA, Inc. (a)	71	9,880
Verizon Communications Inc.	519	19,309
Warner Music Group Corp. - Class A	15	379
World Wrestling Entertainment, Inc. - Class A	5	580
Yelp Inc. (a)	8	303
Ziff Davis, Inc. (a)	6	404
		401,538
Consumer Discretionary 0.6%
Doordash, Inc. - Class A (a)	32	2,478
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Information Technology 0.4%
Twilio Inc. - Class A (a)	22	1,380
Real Estate 0.3%
Zillow Group, Inc. - Class A (a)	7	347
Zillow Group, Inc. - Class C (a) (b)	20	992
		1,339
Total Common Stocks (cost $395,169)		406,735
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	4,657	4,657
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	781	781
Total Short Term Investments (cost $5,438)		5,438
Total Investments 100.5% (cost $400,607)		412,173
Other Derivative Instruments 0.0%		30
Other Assets and Liabilities, Net (0.5)%		(2,011)
Total Net Assets 100.0%		410,192

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	35	September 2023	2,992	30	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	406,735	—	—	406,735
Short Term Investments	5,438	—	—	5,438
	412,173	—	—	412,173
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	20	—	—	20
	20	—	—	20

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.5%
Consumer Discretionary 95.1%
Academy Sports & Outdoors, Inc.	26	1,416
Acushnet Holdings Corp.	10	563
Adient Public Limited Company (a)	30	1,160
Advance Auto Parts, Inc.	20	1,398
Airbnb, Inc. - Class A (a)	136	17,490
Amazon.com, Inc. (a)	2,284	297,796
American Eagle Outfitters, Inc.	61	721
Aptiv PLC (a)	89	9,139
Asbury Automotive Group, Inc. (a)	7	1,678
Autoliv, Inc.	26	2,174
AutoNation, Inc. (a)	11	1,770
AutoZone, Inc. (a)	6	15,180
Bath & Body Works, Inc.	76	2,841
Best Buy Co., Inc.	64	5,278
Bloomin' Brands, Inc.	30	815
Booking Holdings Inc. (a)	12	33,003
BorgWarner Inc.	78	3,793
Boyd Gaming Corporation	25	1,729
Bright Horizons Family Solutions, Inc. (a)	19	1,775
Brunswick Corporation	24	2,064
Burlington Stores, Inc. (a)	21	3,382
Caesars Entertainment, Inc. (a)	71	3,630
Capri Holdings Limited (a)	42	1,502
CarMax, Inc. (a)	52	4,382
Carnival Corporation (a)	332	6,259
Carter's, Inc.	13	931
Cavco Industries, Inc. (a)	3	759
Chewy, Inc. - Class A (a)	32	1,255
Chipotle Mexican Grill, Inc. (a)	9	19,529
Choice Hotels International, Inc. (b)	9	1,033
Churchill Downs Incorporated	22	3,034
Columbia Sportswear Company	12	917
Coupang, Inc. - Class A (a)	340	5,909
Cracker Barrel Old Country Store, Inc. (b)	7	640
Crocs, Inc. (a)	21	2,308
D.R. Horton, Inc.	103	12,498
Dana Incorporated	44	740
Darden Restaurants, Inc.	40	6,686
Deckers Outdoor Corporation (a)	9	4,603
Dick's Sporting Goods, Inc.	20	2,690
Dillard's, Inc. - Class A (b)	1	332
Domino's Pizza, Inc.	12	3,941
Dorman Products, Inc. (a)	9	721
Draftkings Inc. - Class A (a)	153	4,061
eBay Inc.	177	7,908
ETSY, Inc. (a)	41	3,454
Expedia Group, Inc. (a)	47	5,168
Five Below, Inc. (a)	18	3,620
Floor & Decor Holdings, Inc. - Class A (a)	35	3,656
Foot Locker, Inc. (b)	25	683
Ford Motor Company	1,300	19,676
Fox Factory Holding Corp. (a)	14	1,519
Frontdoor, Inc. (a)	28	890
GameStop Corp. - Class A (a) (b)	84	2,030
General Motors Company	460	17,738
Gentex Corporation	77	2,263
Genuine Parts Company	46	7,869
Group 1 Automotive, Inc.	5	1,185
H & R Block, Inc.	51	1,631
Harley-Davidson, Inc.	44	1,560
Hasbro, Inc.	43	2,793
Hilton Grand Vacations Inc. (a)	25	1,140
Hilton Worldwide Holdings Inc.	88	12,746
Hyatt Hotels Corporation - Class A	15	1,733
Installed Building Products, Inc.	8	1,118
KB Home	26	1,327
Kohl's Corporation	38	883
Kontoor Brands, Inc.	16	670
Las Vegas Sands Corp. (a)	109	6,308
LCI Industries	8	1,034
Lear Corporation	20	2,804
Leggett & Platt, Incorporated	45	1,326
Lennar Corporation - Class A	84	10,523
Lennar Corporation - Class B	5	513
LGI Homes, Inc. (a)	7	930
Life Time Group Holdings, Inc. (a)	18	356
Light & Wonder, Inc. (a)	30	2,030
Lithia Motors, Inc. - Class A	9	2,770
LKQ Corporation	84	4,896
Lowe`s Companies, Inc.	197	44,541
Lucid Group, Inc. (a) (b)	271	1,866
Lululemon Athletica Canada Inc. (a)	38	14,512
M.D.C. Holdings, Inc.	18	865
Macy's, Inc. (b)	91	1,454
Marriott International, Inc. - Class A	85	15,674
Marriott Vacations Worldwide Corporation	12	1,469
Mattel, Inc. (a)	117	2,289
McDonald's Corporation	242	72,096
MercadoLibre S.R.L (a)	15	18,108
Meritage Homes Corporation	12	1,732
MGM Resorts International	100	4,389
Mister Car Wash, Inc. (a) (b)	25	244
Mohawk Industries, Inc. (a)	18	1,815
Murphy USA Inc.	7	2,063
Nike, Inc. - Class B	408	45,000
Nordstrom, Inc. (b)	35	725
Norwegian Cruise Line Holdings Ltd. (a)	140	3,056
NVR, Inc. (a)	1	6,414
O'Reilly Automotive, Inc. (a)	20	19,245
Papa John's International, Inc.	10	761
Peloton Interactive, Inc. - Class A (a)	113	868
PENN Entertainment, Inc. (a)	52	1,257
Penske Automotive Group, Inc.	8	1,316
Petco Health And Wellness Company, Inc. - Class A (a)	25	222
Planet Fitness, Inc. - Class A (a)	28	1,896
Polaris Inc.	18	2,158
PulteGroup, Inc.	74	5,738
PVH Corp.	21	1,780
Quantumscape Battery, Inc. - Class A (a) (b)	96	771
Ralph Lauren Corporation - Class A	14	1,682
Red Rock Resorts, Inc. - Class A	16	752
RH (a) (b)	6	1,935
Ross Stores, Inc.	113	12,692
Royal Caribbean Cruises Ltd.	73	7,550
Seaworld Entertainment, Inc. (a)	14	757
Service Corporation International	50	3,231
Shake Shack, Inc. - Class A (a)	12	972
Signet Jewelers Limited	14	922
Skechers U.S.A., Inc. - Class A (a)	44	2,340
Skyline Champion Corporation (a)	18	1,179
Starbucks Corporation	379	37,580
Steven Madden, Ltd.	23	762
Tapestry, Inc.	77	3,283
Taylor Morrison Home II Corporation - Class A (a)	36	1,761
Tempur Sealy International, Inc.	57	2,282
Tesla Inc. (a)	891	233,372
Texas Roadhouse, Inc. - Class A	22	2,489
The Gap, Inc.	71	633
The Goodyear Tire & Rubber Company (a)	97	1,322
The Home Depot, Inc.	335	104,099
The TJX Companies, Inc.	381	32,309
The Wendy's Company	57	1,243
Thor Industries, Inc.	18	1,833
Toll Brothers, Inc.	34	2,695
Topgolf Callaway Brands Corp. (a)	47	926
Tractor Supply Company	36	8,017
Travel + Leisure Co.	26	1,033
Ulta Beauty, Inc. (a)	17	7,800
Under Armour, Inc. - Class A (a)	59	428
Under Armour, Inc. - Class C (a)	60	400
Urban Outfitters, Inc. (a)	19	627
V.F. Corporation	109	2,087
Vail Resorts, Inc.	13	3,360
Victoria's Secret & Co. (a)	26	450
Visteon Corporation (a)	9	1,360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A (a) (b)	27	1,770
Whirlpool Corporation	18	2,696
Williams-Sonoma, Inc.	22	2,719
Wingstop Inc.	10	1,985
Wyndham Hotels & Resorts, Inc.	29	1,970
Wynn Resorts, Limited	34	3,619
YETI Holdings, Inc. (a)	29	1,129
Yum! Brands, Inc.	93	12,842
		1,419,492
Materials 2.8%
Amcor Pty Ltd	487	4,859
Avery Dennison Corporation	27	4,589
Ball Corporation	104	6,059
Berry Global Group, Inc.	40	2,552
Crown Holdings, Inc.	40	3,452
Graphic Packaging Holding Company	102	2,442
Greif, Inc. - Class A	9	598
Greif, Inc. - Class B	2	128
International Paper Company	115	3,653
O-I Glass, Inc. (a)	51	1,097
Packaging Corporation of America	30	3,933
Sealed Air Corporation	48	1,911
Silgan Holdings Inc.	28	1,318
Sonoco Products Company	32	1,913
WestRock Company	85	2,464
		40,968
Industrials 1.4%
Albany International Corp. - Class A	11	987
Allison Systems, Inc.	31	1,731
Chargepoint Inc. - Class A (a) (b)	93	822
Copart, Inc. (a)	142	12,946
Driven Brands Holdings Inc. (a)	17	473
Rollins, Inc.	77	3,283
Rush Enterprises, Inc. - Class A	13	808
Rush Enterprises, Inc. - Class B	2	151
		21,201
Consumer Staples 0.2%
Casey's General Stores, Inc.	12	3,007
Olaplex Holdings, Inc. (a)	28	103
Reynolds Consumer Products Inc.	17	484
		3,594
Communication Services 0.0%
TripAdvisor, Inc. (a)	34	556
Total Common Stocks (cost $1,174,913)		1,485,811
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	7,070	7,070
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	6,873	6,873
Total Short Term Investments (cost $13,943)		13,943
Total Investments 100.5% (cost $1,188,856)		1,499,754
Other Derivative Instruments 0.0%		98
Other Assets and Liabilities, Net (0.5)%		(7,062)
Total Net Assets 100.0%		1,492,790

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	45	September 2023	7,558	98	245

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,485,811	—	—	1,485,811
Short Term Investments	13,943	—	—	13,943
	1,499,754	—	—	1,499,754
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	245	—	—	245
	245	—	—	245

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.6%
Consumer Staples 97.8%
Albertsons Companies, Inc. - Class A	66	1,447
Altria Group, Inc.	300	13,587
Archer-Daniels-Midland Company	97	7,297
Bellring Intermediate Holdings, Inc. (a)	41	1,507
BJ's Wholesale Club Holdings, Inc. (a)	33	2,074
Brown-Forman Corporation - Class A	20	1,346
Brown-Forman Corporation - Class B	40	2,689
Bunge Limited	32	2,985
Cal-Maine Foods, Inc.	21	934
Campbell Soup Company	47	2,173
Celsius Holdings, Inc. (a) (b)	12	1,735
Church & Dwight Co., Inc.	46	4,661
Coca-Cola Consolidated, Inc.	2	1,152
Colgate-Palmolive Company	141	10,900
Conagra Brands, Inc.	97	3,264
Constellation Brands, Inc. - Class A	29	7,047
Costco Wholesale Corporation	72	38,741
Coty Inc. - Class A (a)	119	1,465
Darling Ingredients Inc. (a)	37	2,346
Dollar General Corporation	40	6,716
Dollar Tree, Inc. (a)	38	5,530
e.l.f. Beauty, Inc. (a)	15	1,706
Edgewell Personal Care Colombia S A S	26	1,060
Flowers Foods, Inc.	59	1,468
Freshpet, Inc. (a) (b)	18	1,219
General Mills, Inc.	102	7,838
Grocery Outlet Holding Corp. (a)	40	1,223
Hormel Foods Corporation	64	2,561
Hostess Brands, Inc. - Class A (a)	48	1,228
Ingredion Incorporated	17	1,825
Inter Parfums, Inc.	8	1,108
J&J Snack Foods Corp.	7	1,106
Kellogg Company	52	3,478
Keurig Dr Pepper Inc.	157	4,909
Kimberly-Clark Corporation	59	8,149
Kraft Foods Group, Inc.	146	5,198
Lamb Weston Holdings, Inc.	29	3,392
Lancaster Colony Corporation	7	1,363
McCormick & Company, Incorporated	48	4,173
MGPI Processing, Inc.	9	1,007
Molson Coors Beverage Company - Class B	41	2,679
Mondelez International, Inc. - Class A	227	16,525
Monster Beverage 1990 Corporation (a)	134	7,705
National Beverage Corp. (a)	19	899
PepsiCo, Inc.	223	41,335
Performance Food Group Company (a)	38	2,281
Philip Morris International Inc.	255	24,869
Pilgrim's Pride Corporation (a)	39	832
Post Holdings, Inc. (a)	17	1,465
PriceSmart, Inc.	14	1,004
Spectrum Brands Holdings, Inc.	16	1,258
Sprouts Farmers Market, Inc. (a)	38	1,380
Sysco Corporation	90	6,717
Target Corporation	79	10,434
The Boston Beer Company, Inc. - Class A (a)	4	1,147
The Clorox Company	24	3,858
The Coca-Cola Company	631	38,012
The Estee Lauder Companies Inc. - Class A	41	8,045
The Hershey Company	26	6,553
The J.M. Smucker Company	22	3,197
The Kroger Co.	119	5,616
The Procter & Gamble Company	380	57,655
The Simply Good Foods Company (a)	33	1,225
Treehouse Foods, Inc. (a)	23	1,145
Tyson Foods, Inc. - Class A	60	3,048
US Foods Holding Corp. (a)	53	2,346
Walmart Inc.	228	35,819
Weis Markets, Inc.	13	857
		461,513
Consumer Discretionary 1.6%
Chegg, Inc. (a)	87	769
Graham Holdings Co., Ltd. - Class B	2	1,067
Grand Canyon Education, Inc. (a)	12	1,204
Helen of Troy Limited (a)	11	1,195
Krispy Kreme, Inc. (b)	58	852
Newell Brands Inc.	146	1,273
Ollie's Bargain Outlet Holdings, Inc. (a)	21	1,202
		7,562
Health Care 0.2%
Hims & Hers Health, Inc. - Class A (a)	101	953
Total Common Stocks (cost $468,529)		470,028
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	982	982
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	152	152
Total Short Term Investments (cost $1,134)		1,134
Total Investments 99.8% (cost $469,663)		471,162
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.2%		722
Total Net Assets 100.0%		471,907

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	33	September 2023	2,477	23	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	470,028	—	—	470,028
Short Term Investments	1,134	—	—	1,134
	471,162	—	—	471,162
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	9	—	—	9
	9	—	—	9

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.0%
Financials 20.0%
American Express Company	231	40,291
JPMorgan Chase & Co.	231	33,639
The Goldman Sachs Group, Inc.	231	74,602
The Travelers Companies, Inc.	231	40,167
Visa Inc. - Class A	232	54,928
		243,627
Health Care 18.7%
Amgen Inc.	232	51,352
Johnson & Johnson	231	38,284
Merck & Co., Inc.	231	26,689
UnitedHealth Group Incorporated	231	111,169
		227,494
Information Technology 18.3%
Apple Inc.	232	44,864
Cisco Systems, Inc.	231	11,967
Intel Corporation	232	7,734
International Business Machines Corporation	231	30,949
Microsoft Corporation	231	78,765
Salesforce, Inc. (a)	231	48,863
		223,142
Industrials 14.5%
3M Company	231	23,150
Caterpillar Inc.	232	56,910
Honeywell International Inc.	231	47,993
The Boeing Company (a)	231	48,840
		176,893
Consumer Discretionary 13.6%
McDonald's Corporation	231	69,020
Nike, Inc. - Class B	231	25,528
The Home Depot, Inc.	232	71,849
		166,397
Consumer Staples 7.5%
The Coca-Cola Company	231	13,929
The Procter & Gamble Company	231	35,097
Walgreens Boots Alliance, Inc.	232	6,590
Walmart Inc.	232	36,355
		91,971
Energy 3.0%
Chevron Corporation	231	36,394
Communication Services 2.4%
The Walt Disney Company (a)	231	20,650
Verizon Communications Inc.	231	8,602
		29,252
Materials 1.0%
Dow Inc.	232	12,319
Total Common Stocks (cost $796,169)		1,207,489
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	10,702	10,702
Total Short Term Investments (cost $10,702)		10,702
Total Investments 99.9% (cost $806,871)		1,218,191
Other Derivative Instruments 0.0%		101
Other Assets and Liabilities, Net 0.1%		977
Total Net Assets 100.0%		1,219,269

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	69	September 2023	11,820	101	131

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,207,489	—	—	1,207,489
Short Term Investments	10,702	—	—	10,702
	1,218,191	—	—	1,218,191
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	131	—	—	131
	131	—	—	131

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.2%
Energy 98.6%
Antero Midstream Corporation	409	4,749
Antero Resources Corporation (a)	339	7,800
Apa Corp.	378	12,908
Baker Hughes Company - Class A	1,239	39,164
Cactus, Inc. - Class A	80	3,384
California Resources Corporation	87	3,923
Callon Petroleum Company (a)	62	2,164
ChampionX Corporation	242	7,497
Cheniere Energy, Inc.	297	45,303
Chesapeake Energy Corporation	131	10,997
Chevron Corporation	2,133	335,588
Chord Energy Corporation	51	7,854
Civitas Resources, Inc.	60	4,160
CNX Resources Corporation (a) (b)	202	3,584
Comstock Resources, Inc. (b)	114	1,327
ConocoPhillips	1,481	153,437
CONSOL Energy Inc.	39	2,644
Coterra Energy Inc.	926	23,418
CVR Energy, Inc. (b)	34	1,026
Denbury Inc. (a)	62	5,316
Devon Energy Corporation	785	37,963
Diamondback Energy, Inc.	222	29,113
DT Midstream, Inc.	119	5,899
EOG Resources, Inc.	716	81,913
EQT Corporation	444	18,264
Equitrans Midstream Corporation	532	5,087
Exxon Mobil Corporation	4,948	530,669
Halliburton Company	1,106	36,487
Helmerich & Payne, Inc.	124	4,402
Hess Corporation	338	45,979
HF Sinclair Corporation	157	7,017
Highpeak Energy, Inc. (b)	17	184
Kinder Morgan, Inc.	2,414	41,564
Kosmos Energy Ltd. (a)	563	3,373
Liberty Energy Inc. - Class A	183	2,453
Magnolia Oil & Gas Corporation - Class A	207	4,334
Marathon Oil Corporation	754	17,356
Marathon Petroleum Corporation	519	60,545
Matador Resources Company	139	7,255
Murphy Oil Corporation	180	6,882
Northern Oil and Gas Incorporated	100	3,425
Nov Inc.	484	7,757
Occidental Petroleum Corporation	879	51,704
ONEOK, Inc.	547	33,748
Ovintiv Canada ULC (b)	298	11,337
Patterson-UTI Energy, Inc.	255	3,056
PBF Energy Inc. - Class A	135	5,510
PDC Energy, Inc.	107	7,641
Peabody Energy Corporation	142	3,082
Permian Resources Corporation - Class A	289	3,166
Phillips 66	562	53,563
Pioneer Natural Resources Company	286	59,265
Range Resources Corporation	294	8,646
Schlumberger Limited	1,744	85,683
SM Energy Company	148	4,697
Southwestern Energy Company (a)	1,346	8,088
Targa Resources Corp.	277	21,085
Texas Pacific Land Corporation	8	9,953
The Williams Companies, Inc.	1,491	48,647
Transocean Ltd. (a) (b) (c)	863	6,053
Valaris Limited (a)	73	4,625
Valero Energy Corporation	442	51,898
Weatherford International Public Limited Company (a)	80	5,282
		2,120,893
Consumer Discretionary 0.3%
Valvoline, Inc.	170	6,374
Utilities 0.3%
National Fuel Gas Company	112	5,741
Total Common Stocks (cost $1,752,008)		2,133,008
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	7,032	7,032
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	208	208
Total Short Term Investments (cost $7,240)		7,240
Total Investments 99.5% (cost $1,759,248)		2,140,248
Other Derivative Instruments 0.0%		117
Other Assets and Liabilities, Net 0.5%		9,935
Total Net Assets 100.0%		2,150,300

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	3,246	6,053	0.3

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	216	September 2023	18,076	117	437

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,133,008	—	—	2,133,008
Short Term Investments	7,240	—	—	7,240
	2,140,248	—	—	2,140,248
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	437	—	—	437
	437	—	—	437

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.3%
Financials 99.2%
Affiliated Managers Group, Inc.	9	1,332
AFLAC Incorporated	130	9,106
Ally Financial Inc.	72	1,932
American Equity Investment Life Holding Company	16	817
American Express Company	142	24,660
American Financial Group, Inc.	16	1,960
American International Group, Inc.	173	9,947
Ameriprise Financial, Inc.	25	8,239
Ameris Bancorp	16	542
AON Public Limited Company - Class A	49	16,779
Apollo Asset Management, Inc.	103	7,940
Arch Capital Group Ltd. (a)	89	6,637
Ares Management Corporation - Class A	38	3,677
Arthur J. Gallagher & Co.	51	11,172
Artisan Partners Asset Management Inc. - Class A	15	609
Associated Banc-Corp	36	588
Assurant, Inc.	12	1,569
Assured Guaranty Ltd.	14	783
Atlantic Union Bank	17	440
AXIS Capital Holdings Limited	19	1,000
Axos Financial, Inc. (a)	13	522
BancFirst Corporation	4	383
Bank of America Corporation	1,651	47,358
Bank OZK (b)	26	1,050
Berkshire Hathaway Inc. - Class B (a)	425	144,779
BlackRock, Inc.	36	24,643
Blackstone Inc. - Class A	168	15,619
Blue Owl Capital Inc. - Class A	85	993
BOK Financial Corporation	7	542
Brighthouse Financial, Inc. (a)	16	768
Brown & Brown, Inc.	56	3,846
Cadence Bank	43	844
Capital One Financial Corporation	91	9,942
Cathay General Bancorp	17	537
Chubb Limited	99	18,988
Cincinnati Financial Corporation	37	3,628
Citigroup Inc.	463	21,339
Citizens Financial Group, Inc.	116	3,016
CME Group Inc. - Class A	86	15,859
CNO Financial Group, Inc.	26	614
Cohen & Steers, Inc.	6	356
Coinbase Global, Inc. - Class A (a) (b)	39	2,801
Columbia Banking System, Inc.	49	987
Comerica Incorporated	31	1,328
Commerce Bancshares, Inc.	27	1,310
Community Bank System, Inc.	13	612
Corebridge Financial, Inc.	32	564
Credit Acceptance Corporation (a)	1	737
Cullen/Frost Bankers, Inc.	15	1,650
CVB Financial Corp.	32	432
Discover Financial Services	61	7,088
East West Bancorp, Inc.	33	1,768
Eastern Bankshares, Inc.	40	485
Enact Holdings, Inc.	7	164
Enstar Group Limited (a)	3	787
Equitable Holdings, Inc.	81	2,192
Erie Indemnity Company - Class A	6	1,234
Essent Group Ltd.	26	1,208
Evercore Inc. - Class A	9	1,066
Everest Re Group, Ltd.	10	3,473
F&G Annuities & Life, Inc. (b)	5	125
F.N.B. Corporation	86	988
FactSet Research Systems Inc.	9	3,667
Federated Hermes, Inc. - Class B	20	709
Fidelity National Financial, Inc. - Class A	65	2,342
Fifth Third Bancorp	162	4,248
First American Financial Corporation	24	1,376
First Bancorp.	44	539
First Citizens BancShares, Inc. - Class A	3	3,659
First Financial Bankshares, Inc.	30	868
First Hawaiian, Inc.	31	551
First Horizon Corporation	126	1,422
First Interstate BancSystem, Inc. - Class A	21	508
FirstCash Holdings, Inc.	9	813
Focus Financial Partners Inc. - Class A (a)	14	738
Franklin Resources, Inc.	68	1,809
Freedom Holding Corp. (a) (b)	4	300
Glacier Bancorp, Inc.	25	794
Globe Life Inc.	21	2,310
Hamilton Lane Incorporated - Class A	9	739
Hancock Whitney Corporation	21	796
Home BancShares, Inc.	45	1,021
Houlihan Lokey, Inc. - Class A	12	1,185
Huntington Bancshares Incorporated	344	3,705
Independence Holdings, LLC	29	1,271
Independent Bank Corp.	11	475
Interactive Brokers Group, Inc. - Class A	24	2,001
Intercontinental Exchange, Inc.	133	15,061
International Bancshares Corporation	13	567
Invesco Ltd.	109	1,829
Jackson Financial Inc. - Class A (c)	13	410
Janus Henderson Group PLC	31	849
Jefferies Financial Group Inc.	44	1,446
JPMorgan Chase & Co.	696	101,190
K.K.R. Co., Inc. - Class A	137	7,698
KeyCorp	223	2,060
Kinsale Capital Group, Inc.	5	1,944
Lincoln National Corporation	37	943
Loews Corporation	45	2,674
LPL Financial Holdings Inc.	19	4,059
M&T Bank Corporation	40	4,903
Markel Group Inc. (a)	3	4,412
MarketAxess Holdings Inc.	9	2,338
Marsh & Mclennan Companies, Inc.	118	22,153
MasterCard Incorporated - Class A	199	78,353
MetLife, Inc.	153	8,625
MGIC Investment Corporation	70	1,104
Moelis & Company - Class A	15	680
Moody's Corporation	38	13,046
Morgan Stanley	310	26,487
Morningstar, Inc.	6	1,180
Mr. Cooper Group Inc. (a)	16	828
MSCI Inc. - Class A	19	8,974
Nasdaq, Inc.	81	4,017
Navient Corporation	24	454
Nelnet, Inc. - Class A	4	425
New York Community Bancorp, Inc. - Series A (b)	174	1,955
Northern Trust Corporation	49	3,668
Old National Bancorp	71	983
Old Republic International Corporation	65	1,637
Pacific Premier Bancorp, Inc.	22	453
PayPal Holdings, Inc. (a)	266	17,722
PennyMac Financial Services, Inc.	7	491
Pinnacle Financial Partners, Inc.	18	1,037
Popular, Inc.	17	1,051
Primerica, Inc.	9	1,745
Principal Financial Group, Inc.	54	4,098
Prosperity Bancshares, Inc.	22	1,237
Prudential Financial, Inc.	87	7,641
Radian Group Inc.	38	957
Raymond James Financial, Inc.	45	4,712
Regions Financial Corporation	224	3,994
Reinsurance Group of America, Incorporated	16	2,201
RenaissanceRe Holdings Ltd	12	2,268
RLI Corp.	9	1,299
Ryan Specialty Group Holdings, Inc. - Class A (a)	23	1,023
S&P Global Inc.	78	31,306
SEI Investments Company	24	1,437
Selective Insurance Group, Inc.	14	1,372
ServisFirst Bancshares, Inc.	12	495
Simmons First National Corporation - Class A	31	528
SLM Corporation	57	932
SoFi Technologies, Inc. (a) (b)	196	1,631
Southstate Corporation	18	1,167
State Street Corporation	80	5,843
Stifel Financial Corp.	25	1,479

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Synchrony Financial	102	3,470
Synovus Financial Corp.	35	1,053
T. Rowe Price Group, Inc.	53	5,948
Texas Capital Bancshares, Inc. (a)	11	584
TFS Financial Corporation	10	130
The Allstate Corporation	63	6,846
The Bank of New York Mellon Corporation (c)	172	7,636
The Carlyle Group, Inc.	52	1,675
The Charles Schwab Corporation	354	20,054
The Goldman Sachs Group, Inc.	79	25,529
The Hanover Insurance Group, Inc.	8	932
The Hartford Financial Services Group, Inc.	74	5,300
The PNC Financial Services Group, Inc.	95	12,007
The Progressive Corporation	139	18,448
The Travelers Companies, Inc.	55	9,581
The Western Union Company	89	1,049
TPG Inc. - Class A	12	347
Tradeweb Markets Inc. - Class A	28	1,898
Truist Financial Corporation	318	9,655
U.S. Bancorp	331	10,948
UMB Financial Corporation	10	608
United Bankshares, Inc.	32	936
United Community Banks, Inc.	27	671
Unum Group	45	2,130
Valley National Bancorp	98	763
Visa Inc. - Class A	385	91,495
Voya Financial, Inc.	23	1,650
W.R. Berkley Corporation	48	2,854
Walker & Dunlop, Inc.	7	580
Webster Financial Corporation (b)	42	1,568
Wells Fargo & Company	893	38,128
Western Alliance Bancorporation	25	924
White Mountains Insurance Group Ltd	1	843
Willis Towers Watson Public Limited Company	25	5,975
Wintrust Financial Corporation	15	1,064
WSFS Financial Corporation	15	567
Zions Bancorporation, National Association	36	970
Zurich American Corporation	15	710
		1,214,797
Industrials 0.1%
Dun & Bradstreet Holdings, Inc.	51	593
Health Care 0.0%
CorVel Corporation (a)	2	422
Total Common Stocks (cost $1,141,819)		1,215,812
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	3,900	3,900
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	3,275	3,275
Total Short Term Investments (cost $7,175)		7,175
Total Investments 99.9% (cost $1,148,994)		1,222,987
Other Derivative Instruments 0.0%		50
Other Assets and Liabilities, Net 0.1%		1,676
Total Net Assets 100.0%		1,224,713

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Financial Sector Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	556	—	85	19	(13)	(48)	410	0.1
The Bank of New York Mellon Corporation	8,841	51	1,042	139	(92)	(122)	7,636	0.6
	9,397	51	1,127	158	(105)	(170)	8,046	0.7

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	88	September 2023	9,121	50	103

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,215,812	—	—	1,215,812
Short Term Investments	7,175	—	—	7,175
	1,222,987	—	—	1,222,987
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	103	—	—	103
	103	—	—	103

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.3%
10X Genomics, Inc. - Class A (a)	58	3,253
Abbott Laboratories	1,064	116,037
AbbVie Inc.	1,080	145,509
Acadia Healthcare Company, Inc. (a)	55	4,404
ACADIA Pharmaceuticals Inc. (a)	71	1,704
Agilent Technologies, Inc.	181	21,819
Agiliti, Inc. (a) (b)	19	318
Agilon Health Management, Inc. (a) (b)	174	3,022
Align Technology, Inc. (a)	44	15,464
Alkermes Public Limited Company (a)	100	3,143
Alnylam Pharmaceuticals, Inc. (a)	77	14,532
Amedisys, Inc. (a)	19	1,764
AmerisourceBergen Corporation	99	19,118
Amgen Inc.	327	72,662
Amicus Therapeutics, Inc. (a)	154	1,938
AMN Healthcare Services, Inc. (a)	24	2,643
Apellis Pharmaceuticals, Inc. (a)	61	5,598
Arrowhead Pharmaceuticals Inc (a)	69	2,450
AtriCure, Inc. (a)	27	1,342
Axonics, Inc. (a)	31	1,558
Axsome Therapeutics, Inc. (a) (b)	22	1,555
Azenta, Inc. (a)	39	1,827
Baxter International Inc.	309	14,093
Beam Therapeutics Inc. (a) (b)	36	1,158
Becton, Dickinson and Company	174	45,939
Biogen Inc. (a)	88	25,136
BioMarin Pharmaceutical Inc. (a)	114	9,856
Bio-Rad Laboratories, Inc. - Class A (a)	13	4,987
Bio-Techne Corporation	96	7,849
Blueprint Medicines Corporation (a)	36	2,262
Boston Scientific Corporation (a)	878	47,484
Bristol-Myers Squibb Company	1,286	82,255
Bruker Corporation	62	4,565
Canticle Pharmaceuticals, Inc. (a)	8	1,859
Cardinal Health, Inc.	156	14,746
Catalent, Inc. (a)	111	4,810
Centene Corporation (a)	335	22,619
Cerevel Therapeutics Holdings, Inc. - Class A (a) (b)	37	1,180
Certara, Inc. (a)	67	1,220
Charles River Laboratories International, Inc. (a)	31	6,543
Chemed Corporation	9	4,898
Cigna Corporation	181	50,780
CONMED Corporation	19	2,611
Corcept Therapeutics Incorporated (a)	52	1,159
Coronado Topco, Inc. (a)	33	2,750
CRISPR Therapeutics AG (a) (b)	49	2,768
CVS Health Corporation	784	54,213
Cytokinetics, Incorporated (a)	58	1,901
Danaher Corporation	407	97,624
DaVita Inc. (a)	34	3,426
Denali Therapeutics Inc. (a)	69	2,049
Dentsply Sirona Inc.	131	5,225
DexCom, Inc. (a)	237	30,436
Doximity, Inc. - Class A (a) (b)	73	2,467
Edwards Lifesciences Corporation (a)	372	35,074
Elanco Animal Health Incorporated (a)	281	2,831
Elevance Health, Inc.	145	64,511
Eli Lilly and Company	483	226,269
Encompass Health Corporation	61	4,128
Envista Holdings Corporation (a)	100	3,371
Evolent Health, Inc. - Class A (a)	56	1,698
Exact Sciences Corporation (a)	111	10,440
Exelixis, Inc. (a)	200	3,828
GE HealthCare Technologies Inc.	237	19,265
Gilead Sciences, Inc.	764	58,905
Glaukos Corporation (a)	28	2,012
Globus Medical, Inc. - Class A (a)	47	2,796
Guardant Health, Inc. (a)	67	2,405
Haemonetics Corporation (a)	30	2,549
Halozyme Therapeutics, Inc. (a)	79	2,858
HCA Healthcare, Inc.	127	38,448
HealthEquity, Inc. (a)	53	3,321
Henry Schein, Inc. (a)	81	6,545
Hologic, Inc. (a)	151	12,213
Horizon Therapeutics Public Limited Company (a)	139	14,286
Humana Inc.	77	34,249
ICU Medical, Inc. (a)	12	2,188
IDEXX Laboratories, Inc. (a)	51	25,493
Illumina, Inc. (a)	96	18,074
Inari Medical, Inc. (a)	30	1,720
Incyte Corporation (a)	113	7,061
Insmed Incorporated (a)	80	1,688
Inspire Medical Systems, Inc. (a)	18	5,758
Insulet Corporation (a)	43	12,253
Integer Holdings Corporation (a)	21	1,833
Integra LifeSciences Holdings Corporation (a)	45	1,853
Intellia Therapeutics, Inc. (a)	56	2,267
Intra-Cellular Therapies, Inc. (a)	54	3,422
Intuitive Surgical, Inc. (a)	215	73,434
Ionis Pharmaceuticals, Inc. (a)	89	3,644
IQVIA Holdings Inc (a)	114	25,626
Irhythm Technologies, Inc. (a)	18	1,907
Iveric Bio, Inc. (a)	78	3,069
Jazz Pharmaceuticals Public Limited Company (a)	38	4,738
Johnson & Johnson	1,591	263,284
Karuna Therapeutics, Inc. (a)	19	4,088
Krystal Biotech, Inc. (a)	14	1,620
Laboratory Corporation of America Holdings	54	13,109
Lantheus Holdings, Inc. (a)	42	3,560
Lifestance Health Group, Inc. (a) (b)	60	544
LivaNova PLC (a)	34	1,765
Masimo Corporation (a)	30	4,905
McKesson Corporation	83	35,419
Medpace Holdings, Inc. (a)	15	3,688
Medtronic, Inc.	815	71,826
Merck & Co., Inc.	1,554	179,313
Merit Medical Systems, Inc. (a)	36	2,980
Mettler-Toledo International Inc. (a)	14	17,741
Mirati Therapeutics, Inc. (a)	33	1,186
Moderna, Inc. (a)	201	24,378
Molina Healthcare, Inc. (a)	36	10,728
Natera, Inc. (a)	71	3,456
Neogen Corporation (a)	132	2,869
Neurocrine Biosciences, Inc. (a)	60	5,637
Novocure Limited (a)	55	2,284
NuVasive, Inc. (a)	30	1,255
Omnicell, Inc. (a)	28	2,035
Option Care Health, Inc. (a)	103	3,331
Organon & Co.	159	3,317
Pacific Biosciences of California, Inc. (a)	145	1,928
Pacira Pharmaceuticals, Inc. (a)	30	1,187
Patterson Companies, Inc.	51	1,700
Penumbra, Inc. (a)	23	8,036
Perrigo Company Public Limited Company	83	2,829
Pfizer Inc.	3,456	126,760
Premier Healthcare Solutions, Inc. - Class A	73	2,019
Prestige Consumer Healthcare Inc. (a)	30	1,754
Privia Health Group Inc. (a) (b)	59	1,551
Progyny, Inc. (a)	47	1,838
PTC Therapeutics, Inc. (a)	44	1,805
Quest Diagnostics Incorporated	68	9,549
R1 RCM Holdco Inc. (a) (b)	84	1,547
Reata Pharmaceuticals, Inc. - Class A (a)	18	1,835
Regeneron Pharmaceuticals, Inc. (a)	66	47,346
Repligen Corporation (a)	32	4,530
ResMed Inc.	90	19,732
Revance Therapeutics, Inc. (a)	52	1,326
Revolution Medicines, Inc. (a)	60	1,604
Revvity, Inc.	78	9,264
Roivant Sciences Ltd. (a) (b)	63	633
Royalty Pharma PLC - Class A	228	7,016
Sage Therapeutics Inc. (a)	32	1,485
Sarepta Therapeutics, Inc. (a)	57	6,574
Seagen Inc. (a)	84	16,218
Select Medical Holdings Corporation	62	1,969
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sgry, LLC (a)	39	1,751
Shockwave Medical, Inc. (a)	22	6,288
Sotera Health LLC (a)	62	1,174
STAAR Surgical Company (a)	30	1,562
Steris Limited	61	13,675
Stryker Corporation	207	63,047
Syneos Health, Inc. - Class A (a)	63	2,673
Tandem Diabetes Care, Inc. (a)	42	1,023
Teladoc Health, Inc. (a)	102	2,580
Teleflex Incorporated	29	6,956
Tenet Healthcare Corporation (a)	63	5,135
TG Therapeutics, Inc. (a)	88	2,184
The Cooper Companies, Inc.	31	11,677
The Ensign Group, Inc.	34	3,286
Thermo Fisher Scientific Inc.	236	123,279
TransMedics Group, Inc. (a)	21	1,724
Ultragenyx Pharmaceutical Inc. (a)	42	1,942
United Therapeutics Corporation (a)	29	6,394
UnitedHealth Group Incorporated	570	274,040
Universal Health Services, Inc. - Class B	39	6,186
Vaxcyte, Inc. (a)	48	2,388
Veeva Systems Inc. - Class A (a)	90	17,704
Vertex Pharmaceuticals Incorporated (a)	158	55,452
Viatris Inc.	737	7,357
VIR Biotechnology, Inc. (a)	48	1,169
Waters Corporation (a)	36	9,571
West Pharmaceutical Services, Inc.	45	17,355
Zimmer Biomet Holdings, Inc.	129	18,711
Zoetis Inc. - Class A	283	48,753
		3,411,947
Consumer Staples 0.4%
Walgreens Boots Alliance, Inc.	439	12,501
Materials 0.1%
AptarGroup, Inc.	40	4,678
Total Common Stocks (cost $2,095,818)		3,429,126
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	5,010	5,010
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	1,115	1,115
Total Short Term Investments (cost $6,125)		6,125
Total Investments 100.0% (cost $2,101,943)		3,435,251
Other Derivative Instruments 0.0%		91
Other Assets and Liabilities, Net 0.0%		343
Total Net Assets 100.0%		3,435,685

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	59	September 2023	7,895	91	94

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,429,126	—	—	3,429,126
Short Term Investments	6,125	—	—	6,125
	3,435,251	—	—	3,435,251
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	94	—	—	94
	94	—	—	94

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.4%
Industrials 96.9%
3M Company	28	2,789
A. O. Smith Corporation	6	454
AAON, Inc.	2	209
ABM Industries Incorporated	3	140
Acuity Brands, Inc.	2	258
Advanced Drainage Systems, Inc.	3	360
AECOM	7	593
Aerojet Rocketdyne Holdings, Inc. (a)	4	208
AeroVironment, Inc. (a)	1	127
AGCO Corporation	3	414
Air Lease Corporation - Class A	5	215
Alaska Air Group, Inc. (a)	6	344
Allegion Public Limited Company	4	532
American Airlines Group Inc. (a)	33	589
AMETEK, Inc.	12	1,885
APi Group Corp (a)	10	281
Applied Industrial Technologies, Inc.	2	279
Arcbest Corporation	1	120
Arcosa, Inc.	2	184
Armstrong World Industries, Inc.	2	168
Atkore Inc. (a)	2	303
Automatic Data Processing, Inc.	21	4,578
Avis Budget Group, Inc. (a)	1	284
Axon Enterprise, Inc. (a)	4	688
Beacon Roofing Supply, Inc. (a)	3	210
Bloom Energy Corporation - Class A (a) (b)	9	154
Booz Allen Hamilton Holding Corporation - Class A	7	743
Brady Corporation - Class A	2	116
Builders FirstSource, Inc. (a)	6	875
BWXT Government Group, Inc.	5	334
C.H. Robinson Worldwide, Inc.	6	560
Carlisle Companies Incorporated	3	659
Carrier Global Corporation	42	2,092
Casella Waste Systems, Inc. - Class A (a)	3	256
Caterpillar Inc.	26	6,393
CBIZ, Inc. (a)	3	140
Chart Industries, Inc. (a)	2	339
Cintas Corporation	4	2,171
Clean Harbors, Inc. (a)	3	419
Comfort Systems USA, Inc.	2	294
Core & Main, Inc. - Class A (a)	4	140
Crane Holdings, Co.	3	142
Crane Holdings, Co.	2	217
CSX Corporation	103	3,499
Cummins Inc.	7	1,752
Curtiss-Wright Corporation	2	351
Deere & Company	14	5,508
Delta Air Lines, Inc. (a)	32	1,535
Donaldson Company, Inc.	6	386
Dover Corporation	7	1,039
Dycom Industries, Inc. (a)	1	166
Eaton Corporation Public Limited Company	20	4,042
EMCOR Group, Inc.	2	446
Emerson Electric Co.	29	2,602
Encore Wire Corporation	1	170
EnerSys	2	223
Equifax Inc.	6	1,459
ESAB Corporation	3	172
Expeditors International of Washington, Inc.	8	930
Exponent, Inc.	3	241
Fastenal Company	29	1,701
Federal Signal Corporation	3	198
FedEx Corporation	12	2,886
Ferguson Holdings Limited	10	1,627
Flowserve Corporation	7	242
Fluor Corporation (a)	7	217
Fortune Brands Innovations, Inc.	6	457
Forward Air Corporation	1	138
Franklin Electric Co., Inc.	2	198
Frontier Group Holdings, Inc. (a) (b)	2	19
FTAI Aviation Ltd.	5	160
FTI Consulting, Inc. (a)	2	326
Gates Industrial Corporation PLC (a)	6	84
GATX Corporation	2	233
Generac Holdings Inc. (a)	3	468
General Dynamics Corporation	11	2,436
General Electric Company	55	6,031
GMS Inc. (a)	2	142
Graco Inc.	8	731
GXO Logistics Inc. (a)	6	373
Hayward Holdings, Inc. (a)	7	89
HEICO Corporation	2	363
HEICO Corporation - Class A	4	497
Herc Holdings Inc.	1	170
Hertz Global Holdings, Inc. (a)	8	146
Hexcel Corporation	4	328
Hillenbrand, Inc.	4	182
Honeywell International Inc.	34	6,961
Howmet Aerospace Inc.	19	918
Hub Group, Inc. - Class A (a)	2	139
Hubbell Incorporated	3	893
Huntington Ingalls Industries, Inc.	2	457
ICF International, Inc.	1	107
IDEX Corporation	4	818
Illinois Tool Works Inc.	14	3,490
Ingersoll Rand Inc.	20	1,330
Insperity, Inc.	2	211
ITT Inc.	4	391
J.B. Hunt Transport Services, Inc.	4	755
Jacobs Solutions Inc.	6	758
JetBlue Airways Corporation (a)	17	149
Joby Aviation, Inc. - Class A (a) (b)	17	176
John Bean Technologies Corporation	2	192
Johnson Controls International Public Limited Company	35	2,355
Kadant Inc.	1	131
KBR, Inc.	7	442
Kennametal Inc.	4	115
Kirby Corporation (a)	3	231
Knight-Swift Transportation Holdings Inc. - Class A	8	452
Korn Ferry	3	127
L3Harris Technologies, Inc.	10	1,871
Landstar System, Inc.	2	353
Lennox International Inc.	2	531
Leonardo DRS, Inc. (a)	3	44
Lincoln Electric Holdings, Inc.	3	579
Lockheed Martin Corporation	11	5,231
ManpowerGroup Inc.	3	205
Masco Corporation	11	648
MasTec, Inc. (a)	3	354
Matson Intermodal - Paragon, Inc.	2	147
Maximus, Inc.	3	261
McGrath RentCorp	1	113
MDU Resources Group, Inc.	10	212
Mercury Systems, Inc. (a)	3	99
Mine Safety Appliances Company, LLC	2	325
Moog Inc. - Class A	1	156
MSC Industrial Direct Co., Inc. - Class A	2	222
Mueller Industries, Inc.	3	255
Nordson Corporation	3	673
Norfolk Southern Corporation	11	2,602
Northrop Grumman Corporation	7	3,283
Nvent Electric Public Limited Company	8	434
Old Dominion Freight Line, Inc.	5	1,672
Oshkosh Corporation	3	283
Otis Worldwide Corporation	21	1,855
Owens Corning	5	592
PACCAR Inc	26	2,203
Parker-Hannifin Corporation	6	2,523
Paychex, Inc.	16	1,803
Pentair Public Limited Company	8	537
Plug Power Inc. (a) (b)	27	283
Quanta Services, Inc.	7	1,442
Raytheon Technologies Corporation	74	7,216
RBC Bearings Incorporated (a)	1	315
Regal Rexnord Corporation	3	514

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Republic Services, Inc.	10	1,591
Resideo Technologies, Inc. (a)	8	136
Robert Half International Inc.	5	410
Rockwell Automation, Inc.	6	1,911
Ryder System, Inc.	2	200
Saia, Inc. (a)	1	461
Schneider National, Inc. - Class B	2	52
SiteOne Landscape Supply, Inc. (a)	2	374
Snap-on Incorporated	3	768
Southwest Airlines Co.	30	1,091
Spirit AeroSystems Holdings, Inc. - Class A	5	153
SPX Technologies, Inc. (a)	2	192
Stanley Black & Decker, Inc.	8	721
Stericycle, Inc. (a)	5	213
Terex Corporation	3	202
Tetra Tech, Inc.	3	443
Textron Inc.	10	689
The AZEK Company Inc. - Class A (a)	6	183
The Boeing Company (a)	29	6,020
The Brink's Company	2	157
The Middleby Corporation (a)	3	394
The Timken Company	3	309
The Toro Company	5	529
Trane Technologies Public Limited Company	12	2,198
TransDigm Group Incorporated	3	2,353
TransUnion	10	762
Trex Company, Inc. (a)	5	357
Trinet Group, Inc. (a)	2	173
Triton International Limited	3	231
U-Haul Holding Company	1	29
U-Haul Holding Company - Series N	4	222
Unifirst Corporation	1	115
Union Pacific Corporation	31	6,289
United Airlines Holdings, Inc. (a)	17	904
United Parcel Service, Inc. - Class B	37	6,550
United Rentals, Inc.	3	1,541
Valmont Industries, Inc.	1	309
Verisk Analytics, Inc.	7	1,643
Vertiv Holdings Co - Class A	15	383
Vm Consolidated, Inc. - Class A (a)	7	137
W. W. Grainger, Inc.	2	1,777
Waste Management, Inc.	19	3,230
Watsco, Inc. (b)	2	641
Watts Water Technologies, Inc. - Class A	1	259
Werner Enterprises, Inc.	3	129
WESCO International, Inc.	2	408
Westinghouse Air Brake Technologies Corporation	9	999
WillScot Mobile Mini Holdings Corp. - Class A (a)	10	485
Woodward, Inc.	3	362
XPO, Inc. (a)	6	346
Xylem Inc.	12	1,353
Zurn Elkay Water Solutions Corporation	7	195
		190,232
Consumer Discretionary 0.9%
ADT, Inc.	10	62
Aramark	13	567
Pool Corporation	2	737
TopBuild Corp. (a)	2	419
		1,785
Financials 0.7%
Global Payments Inc.	13	1,306
Materials 0.5%
Arconic Corporation (a)	5	150
ATI Inc. (a)	6	281
Carpenter Technology Corporation	3	139
Louisiana-Pacific Corporation (W VA)	4	267
Worthington Industries, Inc.	2	104
		941
Information Technology 0.2%
Advanced Energy Industries, Inc.	2	213
Dolby Laboratories, Inc. - Class A	3	251
		464
Health Care 0.1%
Enovis Corporation (a)	2	158
Consumer Staples 0.1%
Energizer Holdings, Inc.	3	111
Seaboard Corporation	—	46
		157
Total Common Stocks (cost $180,867)		195,043
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	1,631	1,631
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	438	438
Total Short Term Investments (cost $2,069)		2,069
Total Investments 100.4% (cost $182,936)		197,112
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net (0.4)%		(844)
Total Net Assets 100.0%		196,281

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	14	September 2023	1,492	13	36

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	195,043	—	—	195,043
Short Term Investments	2,069	—	—	2,069
	197,112	—	—	197,112
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
	36	—	—	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.7%
Information Technology 94.8%
Accenture Public Limited Company - Class A	301	92,742
ACI Worldwide, Inc. (a)	53	1,223
Adobe Inc. (a)	218	106,745
Advanced Micro Devices, Inc. (a)	766	87,297
Akamai Technologies, Inc. (a)	71	6,424
Alarm.Com Holdings, Inc. (a)	23	1,203
Allegro Microsystems Inc. (a)	31	1,411
Altair Engineering Inc. - Class A (a)	24	1,850
Alteryx, Inc. - Class A (a)	29	1,303
Ambarella Inc. (a)	18	1,495
Amkor Technology, Inc.	47	1,394
Amphenol Corporation - Class A	283	24,067
Analog Devices, Inc.	241	46,898
ANSYS, Inc. (a)	41	13,532
AppFolio, Inc. - Class A (a)	9	1,630
Apple Inc.	5,399	1,047,314
Applied Materials, Inc.	402	58,133
AppLovin Corporation - Class A (a) (b)	61	1,560
Arista Networks, Inc. (a)	119	19,269
Arrow Electronics, Inc. (a)	27	3,895
Asana, Inc. - Class A (a)	36	786
Atlassian Corporation - Class A (a)	73	12,201
Autodesk, Inc. (a)	102	20,904
Avnet, Inc.	43	2,159
Axcelis Technologies, Inc. (a)	15	2,759
Badger Meter, Inc.	14	2,038
Belden Inc.	21	2,022
Bentley Systems, Incorporated - Class B	96	5,206
Bill Holdings, Inc. (a)	46	5,389
Black Knight, Inc. (a)	77	4,579
Blackbaud, Inc. (a)	21	1,510
Blackline, Inc. (a)	25	1,360
Box, Inc. - Class A (a)	69	2,014
Broadcom Inc.	198	172,110
Cadence Design Systems, Inc. (a)	130	30,445
Calix, Inc. (a)	27	1,353
CCC Intelligent Solutions Holdings Inc. (a)	53	598
CDW Corp.	63	11,658
Ciena Corporation (a)	73	3,120
Cirrus Logic, Inc. (a)	26	2,075
Cisco Systems, Inc.	1,949	100,852
Clear Secure, Inc. - Class A	43	990
Cloudflare, Inc. - Class A (a)	138	9,039
Cognex Corporation	81	4,565
Cognizant Technology Solutions Corporation - Class A	242	15,786
Coherent Corp. (a)	67	3,396
CommVault Systems, Inc. (a)	21	1,527
Confluent, Inc. - Class A (a)	88	3,124
Corning Incorporated	364	12,773
CrowdStrike Holdings, Inc. - Class A (a)	106	15,570
Datadog, Inc. - Class A (a)	120	11,823
Dell Technologies Inc. - Class C	120	6,501
DigitalOcean Holdings, Inc. (a) (b)	26	1,054
Diodes Incorporated (a)	21	1,956
DocuSign, Inc. (a)	96	4,918
DoubleVerify Holdings, Inc. (a)	41	1,608
Dropbox, Inc. - Class A (a)	132	3,521
DXC Technology Company (a)	108	2,881
Dynatrace, Inc. (a)	105	5,386
Elastic N.V. (a)	39	2,474
Emersub CX, Inc. (a)	14	2,327
EngageSmart, Inc. (a)	15	295
Enphase Energy, Inc. (a)	65	10,927
Entegris, Inc.	71	7,911
Envestnet, Inc. (a)	26	1,528
EPAM Systems, Inc. (a)	27	6,130
Extreme Networks, Inc. (a)	61	1,578
F5, Inc. (a)	29	4,237
Fabrinet (a)	17	2,233
Fair Isaac Corporation (a)	12	9,556
First Solar, Inc. (a)	47	9,005
Five9, Inc. (a)	33	2,761
Flex Ltd. (a)	218	6,021
Fortinet, Inc. (a)	310	23,472
Gartner, Inc. (a)	38	13,218
Gen Digital Inc.	275	5,098
Gitlab Inc. - Class A (a) (b)	32	1,620
GoDaddy Inc. - Class A (a)	75	5,621
Guidewire Software, Inc. (a)	40	3,009
Hewlett Packard Enterprise Company	614	10,323
HP, Inc.	413	12,680
HubSpot, Inc. (a)	23	12,493
Impinj, Inc. (a) (b)	10	859
Informatica Inc. - Class A (a)	19	351
Insight Enterprises, Inc. (a)	14	2,084
Instructure Holdings, Inc. (a) (b)	8	202
Intapp US, Inc. (a)	10	417
Intel Corporation	1,985	66,378
International Business Machines Corporation	432	57,825
Intuit Inc.	133	61,174
IPG Photonics Corporation (a)	15	1,978
Itron, Inc. (a)	22	1,618
Jabil Inc.	63	6,816
JAMF Holding Corp. (a)	22	430
Juniper Networks, Inc.	155	4,873
Keysight Technologies, Inc. (a)	85	14,248
KLA Corporation	65	31,668
Kulicke and Soffa Industries, Inc.	27	1,611
Kyndryl Holdings, Inc. (a)	101	1,343
Lam Research Corporation	64	41,099
Lattice Semiconductor Corporation (a)	66	6,300
Littelfuse, Inc.	12	3,502
Lumentum Holdings Inc. (a) (b)	32	1,811
MACOM Technology Solutions Holdings, Inc. (a)	25	1,626
Manhattan Associates, Inc. (a)	30	5,960
Marvell Technology, Inc.	409	24,424
Microchip Technology Incorporated	261	23,356
Micron Technology, Inc.	521	32,869
Microsoft Corporation	2,762	940,526
MicroStrategy Incorporated - Class A (a) (b)	5	1,770
MKS Instruments, Inc.	27	2,922
MongoDB, Inc. - Class A (a)	33	13,714
Monolithic Power Systems, Inc.	22	11,648
Motorola Solutions, Inc.	80	23,429
N-Able, Inc. (a)	28	411
National Instruments Corporation	62	3,537
nCino, Inc. (a) (b)	35	1,044
NCR Corporation (a)	67	1,677
NetApp, Inc.	100	7,649
New Relic, Inc. (a)	28	1,815
Novanta Inc. (a)	17	3,088
Nutanix, Inc. - Class A (a)	109	3,051
NVIDIA Corporation	1,177	497,879
NXP Semiconductors N.V.	124	25,301
Okta, Inc. - Class A (a)	73	5,057
On Semiconductor Corporation (a)	206	19,477
Onto Innovation Inc. (a)	24	2,760
Oracle Corporation	732	87,216
Pagerduty, Inc. (a)	40	891
Palantir Technologies Inc. - Class A (a)	853	13,072
Palo Alto Networks, Inc. (a)	144	36,796
Pegasystems Inc.	20	980
Perficient, Inc. (a)	17	1,424
Plexus Corp. (a)	13	1,236
Power Integrations, Inc.	27	2,535
Powerschool Holdings, Inc. - Class A (a)	16	299
Procore Technologies, Inc. (a)	32	2,117
Progress Software Corporation	22	1,266
PTC Inc. (a)	51	7,232
Pure Storage, Inc. - Class A (a)	138	5,065
Qorvo, Inc. (a)	47	4,821
Qualcomm Incorporated	530	63,109
Qualys, Inc. (a)	16	2,103
Rambus Inc. (a)	51	3,251
Rapid7, Inc. (a)	29	1,311

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
RingCentral, Inc. - Class A (a)	36	1,174
Rogers Corporation (a)	9	1,403
Roper Technologies, Inc.	51	24,390
Salesforce, Inc. (a)	466	98,430
Sanmina Corporation (a)	28	1,692
Seagate Technology Holdings Public Limited Company	92	5,712
SentinelOne, Inc. - Class A (a)	115	1,730
ServiceNow, Inc. (a)	97	54,489
Silicon Laboratories Inc. (a)	16	2,456
Sitime Corporation (a)	8	943
Skyworks Solutions, Inc.	76	8,451
Smartsheet Inc. - Class A (a)	64	2,441
Snowflake Inc. - Class A (a)	138	24,229
SolarEdge Technologies Ltd. (a)	27	7,306
Splunk Inc. (a)	72	7,609
Sprout Social, Inc. - Class A (a)	22	1,016
SPS Commerce, Inc. (a)	18	3,412
Squarespace, Inc. - Class A (a)	19	592
Super Micro Computer, Inc. (a)	22	5,383
Synaptics Incorporated (a)	18	1,582
Synopsys, Inc. (a)	72	31,570
TD SYNNEX Corporation	20	1,908
TE Connectivity Ltd. (c)	150	21,019
Teledyne Technologies Incorporated (a)	22	9,170
Tenable Holdings, Inc. (a)	54	2,370
Teradata Corporation (a)	47	2,530
Teradyne, Inc.	75	8,301
Texas Instruments Incorporated	432	77,760
Trimble Inc. (a)	115	6,098
Tyler Technologies, Inc. (a)	20	8,292
Uipath, Inc. - Class A (a)	168	2,785
Unity Software Inc. (a) (b)	106	4,592
Universal Display Corporation	21	3,053
Varonis Systems, Inc. (a)	51	1,371
Verint Systems Inc. (a)	32	1,119
VeriSign, Inc. (a)	43	9,755
ViaSat, Inc. (a)	38	1,567
Viavi Solutions Inc. (a)	109	1,232
Vishay Intertechnology, Inc.	64	1,872
VMware, Inc. - Class A (a)	99	14,269
Vontier Corporation	75	2,417
Western Digital Corporation (a)	153	5,792
Wolfspeed, Inc. (a) (b)	59	3,268
Workday, Inc. - Class A (a)	98	22,172
Workiva Inc. - Class A (a)	22	2,211
Xerox Holdings Corporation	55	813
Zebra Technologies Corporation - Class A (a)	25	7,337
Zoom Video Communications, Inc. - Class A (a)	104	7,046
Zscaler, Inc. (a)	41	5,968
		4,883,856
Industrials 2.3%
Alight, Inc. - Class A (a)	160	1,478
ASGN Incorporated (a)	24	1,814
Broadridge Financial Solutions, Inc.	56	9,305
Caci International Inc. - Class A (a)	11	3,607
Ceridian HCM Holding Inc. (a)	74	4,980
Clarivate PLC (a)	202	1,921
Concentrix Corporation	20	1,608
ExlService Holdings, Inc. (a)	15	2,347
Fortive Corporation	168	12,580
Genpact Limited	82	3,093
Leidos Holdings, Inc.	67	5,894
Lyft, Inc. - Class A (a)	156	1,495
Parsons Corporation (a)	17	810
Paycom Software, Inc.	23	7,354
PAYCOR HCM, Inc. (a)	24	559
Paylocity Holding Corporation (a)	19	3,593
Science Applications International Corporation	26	2,925
Sensata Technologies Holding PLC	74	3,354
SS&C Technologies Holdings, Inc.	101	6,094
SunPower Corporation (a) (b)	42	415
Sunrun Inc. (a) (b)	100	1,788
Uber Technologies, Inc. (a)	963	41,579
		118,593
Financials 2.0%
Affirm Holdings, Inc. - Class A (a) (b)	102	1,561
Block, Inc. - Class A (a)	260	17,306
Euronet Worldwide, Inc. (a)	22	2,586
EVERTEC, Inc.	31	1,131
Fidelity National Information Services, Inc.	280	15,323
Fiserv, Inc. (a)	294	37,060
FleetCor Technologies, Inc. (a)	35	8,851
Flywire Corporation (a)	31	949
Jack Henry & Associates, Inc.	34	5,712
Remitly Global, Inc. (a)	45	855
Robinhood Markets, Inc. - Class A (a)	251	2,503
Shift4 Payments, LLC - Class A (a) (b)	27	1,850
Toast, Inc. - Class A (a)	159	3,591
Wex, Inc. (a)	21	3,802
		103,080
Communication Services 0.4%
Bumble Inc. - Class A (a)	45	749
The Trade Desk, Inc. - Class A (a)	210	16,233
ZoomInfo Technologies Inc. - Class A (a)	127	3,231
		20,213
Consumer Discretionary 0.2%
Garmin Ltd.	73	7,653
Sonos, Inc. (a)	58	948
		8,601
Utilities 0.0%
Sunnova Energy International Inc. (a) (b)	49	895
Total Common Stocks (cost $2,957,831)		5,135,238
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	39,259	39,259
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	2,527	2,527
Total Short Term Investments (cost $41,786)		41,786
Total Investments 100.5% (cost $2,999,617)		5,177,024
Other Derivative Instruments 0.0%		686
Other Assets and Liabilities, Net (0.5)%		(24,750)
Total Net Assets 100.0%		5,152,960

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	11/06/15	14,404	21,019	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	103	September 2023	17,992	686	247

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	5,135,238	—	—	5,135,238
Short Term Investments	41,786	—	—	41,786
	5,177,024	—	—	5,177,024
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	247	—	—	247
	247	—	—	247

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.1%
Materials 95.3%
Air Products and Chemicals, Inc.	42	12,507
Albemarle Corporation	22	4,925
Alcoa Corporation	33	1,137
Alpha Metallurgical Resources, Inc.	2	410
Ashland Inc.	9	793
Avient Corporation	16	660
Axalta Coating Systems Ltd. (a)	42	1,370
Balchem Corporation	6	816
Cabot Corporation	11	707
Celanese Corporation - Class A	19	2,182
CF Industries Holdings, Inc.	37	2,547
Cleveland-Cliffs Inc. (a)	96	1,617
Commercial Metals Company	22	1,159
Corteva, Inc.	134	7,653
Dow Inc.	133	7,078
DuPont de Nemours, Inc.	86	6,159
Eagle Materials Inc.	7	1,262
Eastman Chemical Company	22	1,873
Ecolab Inc.	47	8,690
Element Solutions Inc.	42	811
FMC Corporation	23	2,446
Freeport-McMoRan Inc.	269	10,776
H.B. Fuller Company	10	725
Hecla Mining Company (b)	108	556
Huntsman Corporation	32	864
Ingevity Corporation (a)	6	373
Innospec Inc.	5	468
International Flavors & Fragrances Inc.	48	3,820
Legacy Vulcan Corp.	25	5,643
Linde Public Limited Company	92	35,072
Livent Corporation (a) (b)	34	926
LyondellBasell Industries N.V. - Class A	48	4,383
Martin Marietta Materials, Inc.	12	5,372
MOS Holdings Inc.	63	2,189
MP Materials Corp. - Class A (a)	17	400
NewMarket Corporation	1	501
Newmont Corporation	149	6,368
Nucor Corporation	47	7,740
Olin Corporation	23	1,160
PPG Industries, Inc.	44	6,558
Quaker Chemical Corporation	3	500
Reliance Steel & Aluminum Co.	11	3,004
Royal Gold, Inc.	12	1,422
RPM International Inc.	24	2,178
Sensient Technologies Corporation	8	564
Southern Copper Corporation	16	1,146
Steel Dynamics, Inc.	30	3,291
Stepan Company	4	384
Summit Materials, Inc. - Class A (a)	22	845
The Chemours Company	28	1,033
The Scotts Miracle-Gro Company (b)	8	482
The Sherwin-Williams Company	44	11,713
United States Steel Corporation	43	1,066
Westlake Corporation	6	777
		189,101
Industrials 2.0%
Boise Cascade Company	7	672
Simpson Manufacturing Co., Inc.	8	1,110
UFP Industries, Inc.	12	1,132
Univar Solutions Inc. (a)	30	1,064
		3,978
Health Care 1.3%
Avantor, Inc. (a)	127	2,610
Consumer Staples 0.3%
WD-40 Company	3	482
Energy 0.2%
Arch Resources, Inc. - Class A	4	399
Total Common Stocks (cost $196,908)		196,570
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	863	863
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	3	3
Total Short Term Investments (cost $866)		866
Total Investments 99.5% (cost $197,774)		197,436
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 0.5%		998
Total Net Assets 100.0%		198,448

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	17	September 2023	1,459	14	48

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	196,570	—	—	196,570
Short Term Investments	866	—	—	866
	197,436	—	—	197,436
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	48	—	—	48
	48	—	—	48

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 98.9%
Information Technology 50.8%
Adobe Inc. (a)	195	95,545
Advanced Micro Devices, Inc. (a)	685	78,066
Analog Devices, Inc.	214	41,610
ANSYS, Inc. (a)	37	12,186
Apple Inc.	4,149	804,890
Applied Materials, Inc.	359	51,857
ASML Holding N.V. - ADR	37	27,114
Atlassian Corporation - Class A (a)	64	10,714
Autodesk, Inc. (a)	91	18,708
Broadcom Inc.	177	153,814
Cadence Design Systems, Inc. (a)	116	27,244
Cisco Systems, Inc.	1,734	89,735
Cognizant Technology Solutions Corporation - Class A	218	14,205
CrowdStrike Holdings, Inc. - Class A (a)	96	14,134
Datadog, Inc. - Class A (a)	126	12,353
Enphase Energy, Inc. (a)	59	9,811
Fortinet, Inc. (a)	333	25,212
Globalfoundries Inc. (a) (b)	231	14,912
Intel Corporation	1,775	59,342
Intuit Inc.	119	54,708
KLA Corporation	59	28,532
Lam Research Corporation	57	36,819
Marvell Technology, Inc.	364	21,779
Microchip Technology Incorporated	233	20,868
Micron Technology, Inc.	464	29,289
Microsoft Corporation	2,430	827,378
NVIDIA Corporation	1,051	444,689
NXP Semiconductors N.V.	110	22,468
On Semiconductor Corporation (a)	184	17,393
Palo Alto Networks, Inc. (a)	131	33,405
Qualcomm Incorporated	475	56,512
Synopsys, Inc. (a)	65	28,198
Texas Instruments Incorporated	385	69,396
Workday, Inc. - Class A (a)	87	19,601
Zoom Video Communications, Inc. - Class A (a)	104	7,065
Zscaler, Inc. (a)	61	8,909
		3,288,461
Communication Services 16.3%
Activision Blizzard, Inc. (a)	334	28,139
Alphabet Inc. - Class A (a)	1,987	237,848
Alphabet Inc. - Class C (a)	1,927	233,088
Comcast Corporation - Class A	1,771	73,572
Electronic Arts Inc.	117	15,163
Former Charter Communications Parent, Inc. - Class A (a)	64	23,544
Meta Platforms, Inc. - Class A (a)	941	270,203
Netflix, Inc. (a)	189	83,431
Sirius XM Holdings Inc. (b)	1,647	7,463
T-Mobile USA, Inc. (a)	512	71,102
Warner Bros. Discovery, Inc. - Series A (a)	1,029	12,900
		1,056,453
Consumer Discretionary 15.0%
Airbnb, Inc. - Class A (a)	174	22,306
Amazon.com, Inc. (a)	3,367	438,895
Booking Holdings Inc. (a)	16	42,411
eBay Inc.	230	10,267
JD.com, Inc. - Class A - ADR	196	6,677
Lucid Group, Inc. (a) (b)	779	5,366
Lululemon Athletica Canada Inc. (a)	52	19,609
Marriott International, Inc. - Class A	131	24,052
MercadoLibre S.R.L (a)	21	25,237
O'Reilly Automotive, Inc. (a)	26	24,689
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	260	17,990
Ross Stores, Inc.	147	16,478
Starbucks Corporation	489	48,420
Tesla Inc. (a)	1,040	272,224
		974,621
Health Care 5.6%
Align Technology, Inc. (a)	33	11,690
Amgen Inc.	227	50,422
AstraZeneca PLC - ADR	254	18,188
Biogen Inc. (a)	61	17,379
DexCom, Inc. (a)	164	21,028
GE HealthCare Technologies Inc.	193	15,710
Gilead Sciences, Inc.	531	40,936
IDEXX Laboratories, Inc. (a)	35	17,621
Illumina, Inc. (a)	67	12,496
Intuitive Surgical, Inc. (a)	149	50,991
Moderna, Inc. (a)	163	19,776
Regeneron Pharmaceuticals, Inc. (a)	46	32,856
Seagen Inc. (a)	80	15,320
Vertex Pharmaceuticals Incorporated (a)	109	38,479
		362,892
Consumer Staples 5.2%
Costco Wholesale Corporation	189	101,628
Dollar Tree, Inc. (a)	94	13,445
Keurig Dr Pepper Inc.	600	18,753
Kraft Foods Group, Inc.	519	18,421
Mondelez International, Inc. - Class A	578	42,191
Monster Beverage 1990 Corporation (a)	445	25,566
PepsiCo, Inc.	586	108,494
Walgreens Boots Alliance, Inc.	366	10,436
		338,934
Industrials 4.1%
Automatic Data Processing, Inc.	176	38,619
Cintas Corporation	43	21,568
Copart, Inc. (a)	204	18,590
CoStar Group, Inc. (a)	172	15,333
CSX Corporation	861	29,357
Fastenal Company	243	14,310
Honeywell International Inc.	284	59,001
Old Dominion Freight Line, Inc.	47	17,301
PACCAR Inc	223	18,692
Paychex, Inc.	153	17,079
Verisk Analytics, Inc.	61	13,798
		263,648
Utilities 1.0%
American Electric Power Company, Inc.	220	18,510
Constellation Energy Group, Inc.	138	12,681
Exelon Corporation	421	17,150
Xcel Energy Inc.	235	14,591
		62,932
Financials 0.5%
PayPal Holdings, Inc. (a)	475	31,731
Energy 0.4%
Baker Hughes Company - Class A	430	13,609
Diamondback Energy, Inc.	79	10,362
		23,971
Total Common Stocks (cost $3,816,476)		6,403,643
SHORT TERM INVESTMENTS 2.3%
Investment Companies 1.9%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	122,565	122,565
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	20,791	20,791
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (c) (d)	6,368	6,368
		27,159
Total Short Term Investments (cost $149,724)		149,724
Total Investments 101.2% (cost $3,966,200)		6,553,367
Other Derivative Instruments 0.0%		1,147
Other Assets and Liabilities, Net (1.2)%		(79,254)
Total Net Assets 100.0%		6,475,260

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

as of June 30, 2023.

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	242	September 2023	72,458	1,147	1,773

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	6,403,643	—	—	6,403,643
Short Term Investments	149,724	—	—	149,724
	6,553,367	—	—	6,553,367
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,773	—	—	1,773
	1,773	—	—	1,773

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.1%
Real Estate 93.6%
Agree Realty Corporation	13	852
Alexandria Real Estate Equities, Inc.	22	2,496
American Homes 4 Rent - Class A	44	1,556
American Tower Corporation	65	12,625
Americold Realty Trust	38	1,219
Apartment Income REIT Corp.	21	752
Apple Hospitality REIT, Inc.	30	450
AvalonBay Communities, Inc.	20	3,754
Boston Properties, Inc.	20	1,148
Brixmor Property Group Inc.	42	924
Broadstone Net Lease, Inc.	26	404
Camden Property Trust	15	1,624
CBRE Group, Inc. - Class A (a)	43	3,504
Corporate Office Properties Trust	16	373
Cousins Properties Incorporated	21	483
Crown Castle Inc.	61	6,902
Cubesmart, L.P.	31	1,402
Cushman & Wakefield PLC (a)	23	187
Digital Realty Trust, Inc.	41	4,634
Douglas Emmett, Inc. (b)	24	298
EastGroup Properties, Inc.	6	1,077
EPR Properties	11	492
Equinix, Inc.	13	10,241
Equity Commonwealth	15	310
Equity Lifestyle Properties, Inc.	24	1,636
Equity Residential	48	3,142
Essential Properties Realty Trust, Inc.	21	490
Essex Property Trust, Inc.	9	2,101
Extra Space Storage Inc.	19	2,808
Federal Realty Investment Trust	10	992
First Industrial Realty Trust, Inc.	18	973
Four Corners Property Trust, Inc.	12	309
Gaming and Leisure Properties, Inc.	37	1,773
Healthpeak OP, LLC	76	1,536
Highwoods Properties, Inc.	15	351
Host Hotels & Resorts, Inc.	99	1,673
Independence Realty Trust, Inc.	31	571
Invitation Homes Inc.	81	2,793
Iron Mountain Incorporated	41	2,315
Jones Lang LaSalle Incorporated (a)	7	1,040
Kennedy-Wilson Holdings, Inc.	17	270
Kilroy Realty Corporation	15	443
Kite Realty Naperville, LLC	31	685
KRC Interim Corp.	87	1,708
Lamar Advertising Company - Class A	12	1,213
Life Storage Inc.	12	1,581
LXP Industrial Trust	41	399
Medical Properties Trust, Inc. (b)	84	774
Mid-America Apartment Communities, Inc.	16	2,475
National Health Investors, Inc.	6	318
National Storage Affiliates Trust	11	400
NNN REIT, Inc.	25	1,089
Omega Healthcare Investors, Inc.	33	1,005
OUTFRONT Media Inc.	21	323
Park Hotels & Resorts Inc.	30	386
Phillips Edison & Company, Inc.	16	559
Physicians Realty Trust	33	466
PotlatchDeltic Corporation	11	590
ProLogis Inc.	129	15,819
Public Storage	22	6,451
Rayonier Inc.	21	650
Realty Income Corporation	94	5,623
Regency Centers Corporation	21	1,328
Rexford Industrial Realty, Inc.	28	1,466
Ryman Hospitality Properties, Inc.	8	765
Sabra Health Care REIT, Inc.	32	380
SBA Communications Corporation - Class A	15	3,507
Simon Property Group, Inc.	46	5,275
SITE Centers Corp.	25	336
Spirit Realty Capital, Inc.	20	778
STAG Industrial, Inc.	25	899
Sun Communities, Inc.	17	2,267
Sunstone Hotel Investors, Inc.	29	293
Terreno Realty Corporation	10	622
The Howard Hughes Corporation (a)	5	380
The Macerich Company	30	338
The St. Joe Company	5	225
UDR, Inc.	43	1,857
Ventas, Inc.	56	2,642
VICI Properties Inc.	140	4,409
Vornado Realty Trust	23	409
W.P. Carey Inc.	30	2,019
Welltower OP LLC	69	5,616
Weyerhaeuser Company	102	3,428
		164,676
Industrials 2.9%
CoStar Group, Inc. (a)	57	5,079
Financials 2.6%
AGNC Investment Corp. (b)	83	843
Annaly Capital Management, Inc.	69	1,376
Blackstone Mortgage Trust, Inc. - Class A (b)	24	501
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15	366
Rithm Capital Corp.	67	631
Starwood Property Trust, Inc. (b)	44	846
		4,563
Total Common Stocks (cost $209,059)		174,318
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.8%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	1,415	1,415
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	820	820
Total Short Term Investments (cost $2,235)		2,235
Total Investments 100.4% (cost $211,294)		176,553
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.4)%		(646)
Total Net Assets 100.0%		175,914

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	33	September 2023	1,506	7	31

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	174,318	—	—	174,318
Short Term Investments	2,235	—	—	2,235
	176,553	—	—	176,553
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	31	—	—	31
	31	—	—	31

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.4%
Information Technology 27.8%
Accenture Public Limited Company - Class A	208	64,211
Adobe Inc. (a)	151	73,763
Advanced Micro Devices, Inc. (a)	529	60,202
Akamai Technologies, Inc. (a) (b)	54	4,835
Amphenol Corporation - Class A	193	16,392
Analog Devices, Inc.	168	32,635
ANSYS, Inc. (a)	29	9,559
Apple Inc.	4,848	940,295
Applied Materials, Inc.	276	39,887
Arista Networks, Inc. (a)	82	13,309
Autodesk, Inc. (a)	71	14,504
Broadcom Inc.	136	118,167
Cadence Design Systems, Inc. (a)	91	21,225
CDW Corp. (b)	45	8,250
Cisco Systems, Inc.	1,342	69,437
Cognizant Technology Solutions Corporation - Class A	167	10,899
Corning Incorporated (b)	258	9,055
DXC Technology Company (a)	70	1,877
Enphase Energy, Inc. (a) (b)	47	7,903
EPAM Systems, Inc. (a)	19	4,185
F5, Inc. (a)	19	2,827
Fair Isaac Corporation (a)	8	6,663
First Solar, Inc. (a)	32	6,044
Fortinet, Inc. (a)	210	15,905
Gartner, Inc. (a)	26	8,998
Gen Digital Inc.	198	3,669
Hewlett Packard Enterprise Company (b)	417	7,010
HP, Inc. (b)	292	8,968
Intel Corporation	1,365	45,657
International Business Machines Corporation (b)	297	39,736
Intuit Inc.	92	42,264
Juniper Networks, Inc.	99	3,112
Keysight Technologies, Inc. (a)	58	9,738
KLA Corporation	45	21,620
Lam Research Corporation	44	28,406
Microchip Technology Incorporated (b)	177	15,852
Micron Technology, Inc.	356	22,487
Microsoft Corporation	2,437	829,727
Monolithic Power Systems, Inc. (b)	14	7,671
Motorola Solutions, Inc.	54	15,954
NetApp, Inc.	71	5,400
NVIDIA Corporation	811	343,025
NXP Semiconductors N.V.	85	17,493
On Semiconductor Corporation (a) (b)	145	13,682
Oracle Corporation	505	60,116
Palo Alto Networks, Inc. (a) (b)	99	25,267
PTC Inc. (a) (b)	37	5,296
Qorvo, Inc. (a)	35	3,552
Qualcomm Incorporated	363	43,212
Roper Technologies, Inc.	34	16,365
Salesforce, Inc. (a)	321	67,796
Seagate Technology Holdings Public Limited Company (b)	63	3,925
ServiceNow, Inc. (a)	66	37,266
Skyworks Solutions, Inc.	54	5,945
SolarEdge Technologies Ltd. (a) (b)	19	4,977
Synopsys, Inc. (a)	49	21,474
TE Connectivity Ltd. (c)	102	14,361
Teledyne Technologies Incorporated (a)	15	6,267
Teradyne, Inc. (b)	52	5,789
Texas Instruments Incorporated	298	53,648
Trimble Inc. (a)	82	4,353
Tyler Technologies, Inc. (a) (b)	14	6,011
VeriSign, Inc. (a)	30	6,843
Western Digital Corporation (a)	100	3,782
Zebra Technologies Corporation - Class A (a) (b)	17	5,073
		3,443,816
Health Care 13.2%
Abbott Laboratories	573	62,433
AbbVie Inc.	578	77,848
Agilent Technologies, Inc.	96	11,582
Align Technology, Inc. (a) (b)	24	8,364
AmerisourceBergen Corporation (b)	54	10,354
Amgen Inc.	176	38,993
Baxter International Inc.	169	7,682
Becton, Dickinson and Company	92	24,347
Biogen Inc. (a)	46	13,207
Bio-Rad Laboratories, Inc. - Class A (a)	7	2,696
Bio-Techne Corporation (b)	56	4,564
Boston Scientific Corporation (a)	475	25,706
Bristol-Myers Squibb Company	691	44,199
Cardinal Health, Inc. (b)	86	8,095
Catalent, Inc. (a) (b)	58	2,494
Centene Corporation (a)	173	11,696
Charles River Laboratories International, Inc. (a) (b)	18	3,881
Cigna Corporation	95	26,748
CVS Health Corporation	420	29,056
Danaher Corporation	215	51,512
DaVita Inc. (a)	22	2,175
Dentsply Sirona Inc. (b)	69	2,775
DexCom, Inc. (a) (b)	126	16,228
Edwards Lifesciences Corporation (a)	203	19,191
Elevance Health, Inc.	79	35,249
Eli Lilly and Company	258	120,877
GE HealthCare Technologies Inc. (b)	118	9,608
Gilead Sciences, Inc.	408	31,481
HCA Healthcare, Inc.	68	20,490
Henry Schein, Inc. (a)	46	3,733
Hologic, Inc. (a)	80	6,502
Humana Inc.	41	18,150
IDEXX Laboratories, Inc. (a)	28	14,008
Illumina, Inc. (a) (b)	50	9,423
Incyte Corporation (a)	62	3,848
Insulet Corporation (a) (b)	23	6,555
Intuitive Surgical, Inc. (a)	115	39,416
IQVIA Holdings Inc (a)	60	13,390
Johnson & Johnson	851	140,877
Laboratory Corporation of America Holdings (b)	29	6,898
McKesson Corporation	45	19,153
Medtronic, Inc.	435	38,328
Merck & Co., Inc.	832	96,056
Mettler-Toledo International Inc. (a)	7	9,071
Moderna, Inc. (a) (b)	107	12,974
Molina Healthcare, Inc. (a)	21	6,218
Organon & Co.	82	1,699
Pfizer Inc.	1,848	67,774
Quest Diagnostics Incorporated (b)	38	5,295
Regeneron Pharmaceuticals, Inc. (a)	36	25,867
ResMed Inc.	48	10,480
Revvity, Inc.	37	4,381
Steris Limited (b)	33	7,480
Stryker Corporation	110	33,691
Teleflex Incorporated (b)	15	3,617
The Cooper Companies, Inc. (b)	16	6,031
Thermo Fisher Scientific Inc.	126	65,838
UnitedHealth Group Incorporated	305	146,487
Universal Health Services, Inc. - Class B	22	3,400
Vertex Pharmaceuticals Incorporated (a)	85	29,779
Viatris Inc.	427	4,264
Waters Corporation (a) (b)	19	5,187
West Pharmaceutical Services, Inc.	24	9,084
Zimmer Biomet Holdings, Inc.	67	9,743
Zoetis Inc. - Class A	151	26,036
		1,634,264
Financials 12.2%
AFLAC Incorporated (b)	176	12,309
American Express Company	197	34,233
American International Group, Inc. (b)	236	13,605
Ameriprise Financial, Inc.	35	11,717
AON Public Limited Company - Class A	67	23,114
Arch Capital Group Ltd. (a) (b)	119	8,926
Arthur J. Gallagher & Co.	70	15,475
Assurant, Inc.	17	2,159
Bank of America Corporation	2,270	65,133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc. - Class B (a)	585	199,377
BlackRock, Inc. (b)	49	33,956
Brown & Brown, Inc.	72	4,930
Capital One Financial Corporation (b)	126	13,798
Cboe Global Markets, Inc.	34	4,703
Chubb Limited	136	26,271
Cincinnati Financial Corporation	54	5,217
Citigroup Inc.	635	29,214
Citizens Financial Group, Inc. (b)	157	4,105
CME Group Inc. - Class A	117	21,698
Comerica Incorporated (b)	40	1,681
Discover Financial Services	84	9,796
Everest Re Group, Ltd.	15	5,078
FactSet Research Systems Inc.	13	5,090
Fidelity National Information Services, Inc.	195	10,678
Fifth Third Bancorp (b)	219	5,753
Fiserv, Inc. (a)	202	25,460
FleetCor Technologies, Inc. (a) (b)	23	5,804
Franklin Resources, Inc. (b)	90	2,409
Global Payments Inc.	86	8,459
Globe Life Inc.	28	3,107
Huntington Bancshares Incorporated (b)	475	5,123
Intercontinental Exchange, Inc.	181	20,477
Invesco Ltd. (b)	156	2,626
Jack Henry & Associates, Inc. (b)	23	3,838
JPMorgan Chase & Co.	958	139,308
KeyCorp (b)	316	2,916
Lincoln National Corporation	53	1,373
Loews Corporation	62	3,686
M&T Bank Corporation (b)	56	6,931
MarketAxess Holdings Inc. (b)	13	3,299
Marsh & Mclennan Companies, Inc.	163	30,694
MasterCard Incorporated - Class A	274	107,735
MetLife, Inc.	208	11,732
Moody's Corporation	52	18,031
Morgan Stanley	428	36,541
MSCI Inc. - Class A	26	12,218
Nasdaq, Inc.	114	5,699
Northern Trust Corporation	66	4,860
PayPal Holdings, Inc. (a)	365	24,350
Principal Financial Group, Inc. (b)	77	5,847
Prudential Financial, Inc. (b)	117	10,283
Raymond James Financial, Inc. (b)	60	6,246
Regions Financial Corporation	300	5,344
S&P Global Inc.	109	43,533
State Street Corporation	114	8,360
Synchrony Financial (b)	146	4,940
T. Rowe Price Group, Inc. (b)	70	7,874
The Allstate Corporation	88	9,624
The Bank of New York Mellon Corporation (d)	239	10,618
The Charles Schwab Corporation (b)	487	27,596
The Goldman Sachs Group, Inc. (b)	108	34,971
The Hartford Financial Services Group, Inc. (b)	104	7,501
The PNC Financial Services Group, Inc.	129	16,249
The Progressive Corporation	190	25,167
The Travelers Companies, Inc.	77	13,375
Truist Financial Corporation	442	13,424
U.S. Bancorp (b)	458	15,148
Visa Inc. - Class A (b)	531	126,211
W.R. Berkley Corporation (b)	67	4,005
Wells Fargo & Company	1,230	52,508
Willis Towers Watson Public Limited Company (b)	35	8,127
Zions Bancorporation, National Association	49	1,305
		1,512,948
Consumer Discretionary 10.5%
Advance Auto Parts, Inc.	20	1,373
Amazon.com, Inc. (a)	2,927	381,590
Aptiv PLC (a)	87	8,876
AutoZone, Inc. (a)	6	15,314
Bath & Body Works, Inc. (b)	77	2,871
Best Buy Co., Inc. (b)	65	5,337
Booking Holdings Inc. (a)	12	32,704
BorgWarner Inc. (b)	75	3,685
Caesars Entertainment, Inc. (a) (b)	67	3,425
CarMax, Inc. (a) (b)	52	4,357
Carnival Corporation (a) (b)	350	6,581
Chipotle Mexican Grill, Inc. (a)	9	18,898
D.R. Horton, Inc.	101	12,295
Darden Restaurants, Inc. (b)	40	6,715
Domino's Pizza, Inc. (b)	12	3,911
eBay Inc.	183	8,164
ETSY, Inc. (a) (b)	40	3,421
Expedia Group, Inc. (a) (b)	45	4,929
Ford Motor Company	1,274	19,271
Garmin Ltd. (b)	49	5,147
General Motors Company	450	17,343
Genuine Parts Company	45	7,631
Hasbro, Inc.	45	2,923
Hilton Worldwide Holdings Inc.	89	13,008
Las Vegas Sands Corp. (a)	111	6,443
Lennar Corporation - Class A	84	10,577
LKQ Corporation (b)	83	4,836
Lowe`s Companies, Inc.	195	43,941
Marriott International, Inc. - Class A	82	15,106
McDonald's Corporation	238	70,919
MGM Resorts International	104	4,551
Mohawk Industries, Inc. (a)	16	1,685
Newell Brands Inc. (b)	119	1,032
Nike, Inc. - Class B	403	44,479
Norwegian Cruise Line Holdings Ltd. (a) (b)	147	3,205
NVR, Inc. (a)	1	6,446
O'Reilly Automotive, Inc. (a)	20	18,915
Pool Corporation (b)	13	4,819
PulteGroup, Inc.	70	5,452
Ralph Lauren Corporation - Class A (b)	15	1,895
Ross Stores, Inc.	112	12,581
Royal Caribbean Cruises Ltd. (b)	71	7,389
Starbucks Corporation	378	37,477
Tapestry, Inc.	81	3,459
Tesla Inc. (a) (b)	884	231,296
The Home Depot, Inc.	331	102,904
The TJX Companies, Inc.	375	31,831
Tractor Supply Company (b)	36	7,904
Ulta Beauty, Inc. (a)	17	7,888
V.F. Corporation	106	2,020
Whirlpool Corporation (b)	18	2,684
Wynn Resorts, Limited	35	3,644
Yum! Brands, Inc.	92	12,680
		1,297,827
Industrials 8.5%
3M Company	179	17,909
A. O. Smith Corporation	39	2,808
Alaska Air Group, Inc. (a) (b)	41	2,173
Allegion Public Limited Company (b)	29	3,436
American Airlines Group Inc. (a) (b)	240	4,301
AMETEK, Inc.	77	12,505
Automatic Data Processing, Inc.	136	29,930
Axon Enterprise, Inc. (a)	23	4,475
Broadridge Financial Solutions, Inc. (b)	39	6,519
C.H. Robinson Worldwide, Inc. (b)	39	3,660
Carrier Global Corporation (b)	283	14,048
Caterpillar Inc. (b)	168	41,421
Ceridian HCM Holding Inc. (a) (b)	51	3,439
Cintas Corporation	29	14,408
Copart, Inc. (a) (b)	138	12,631
CoStar Group, Inc. (a)	136	12,147
CSX Corporation	670	22,839
Cummins Inc.	45	11,093
Deere & Company	89	35,864
Delta Air Lines, Inc. (a)	205	9,762
Dover Corporation (b)	46	6,792
Eaton Corporation Public Limited Company	131	26,348
Emerson Electric Co.	187	16,906
Equifax Inc. (b)	41	9,703
Expeditors International of Washington, Inc. (b)	47	5,709
Fastenal Company	185	10,901
FedEx Corporation	76	18,767
Fortive Corporation (b)	118	8,822

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Generac Holdings Inc. (a) (b)	20	3,023
General Dynamics Corporation (b)	74	15,930
General Electric Company	355	38,976
Honeywell International Inc.	220	45,585
Howmet Aerospace Inc.	121	5,973
Huntington Ingalls Industries, Inc. (b)	13	2,857
IDEX Corporation (b)	24	5,188
Illinois Tool Works Inc. (b)	92	23,034
Ingersoll Rand Inc. (b)	130	8,495
J.B. Hunt Transport Services, Inc.	29	5,293
Jacobs Solutions Inc.	41	4,914
Johnson Controls International Public Limited Company	228	15,557
L3Harris Technologies, Inc.	62	12,118
Leidos Holdings, Inc.	50	4,418
Lockheed Martin Corporation	74	34,239
Masco Corporation	77	4,392
Nordson Corporation (b)	16	3,940
Norfolk Southern Corporation	73	16,588
Northrop Grumman Corporation	47	21,423
Old Dominion Freight Line, Inc. (b)	29	10,614
Otis Worldwide Corporation	132	11,720
PACCAR Inc	174	14,520
Parker-Hannifin Corporation	42	16,214
Paychex, Inc.	103	11,485
Paycom Software, Inc.	16	4,977
Pentair Public Limited Company	54	3,507
Quanta Services, Inc. (b)	48	9,338
Raytheon Technologies Corporation	477	46,709
Republic Services, Inc.	68	10,361
Robert Half International Inc. (b)	34	2,594
Rockwell Automation, Inc. (b)	39	12,819
Rollins, Inc.	75	3,210
Snap-on Incorporated (b)	19	5,449
Southwest Airlines Co. (b)	190	6,885
Stanley Black & Decker, Inc. (b)	54	5,062
Textron Inc.	68	4,625
The Boeing Company (a)	184	38,868
Trane Technologies Public Limited Company	75	14,355
TransDigm Group Incorporated	17	15,617
Union Pacific Corporation	201	41,092
United Airlines Holdings, Inc. (a)	105	5,741
United Parcel Service, Inc. - Class B	238	42,613
United Rentals, Inc. (b)	22	9,684
Verisk Analytics, Inc. (b)	47	10,664
W. W. Grainger, Inc.	14	11,133
Waste Management, Inc.	119	20,553
Westinghouse Air Brake Technologies Corporation	57	6,298
Xylem Inc.	78	8,757
		1,046,723
Communication Services 8.3%
Activision Blizzard, Inc. (a)	237	19,958
Alphabet Inc. - Class A (a)	1,943	232,595
Alphabet Inc. - Class C (a)	1,679	203,152
AT&T Inc.	2,355	37,568
Comcast Corporation - Class A	1,360	56,516
Electronic Arts Inc.	85	11,058
Former Charter Communications Parent, Inc. - Class A (a) (b)	35	12,835
Fox Corporation - Class A (b)	85	2,885
Fox Corporation - Class B	45	1,421
Live Nation Entertainment, Inc. (a) (b)	47	4,253
Match Group, Inc. (a)	90	3,786
Meta Platforms, Inc. - Class A (a)	725	208,126
Netflix, Inc. (a)	145	64,040
News Corporation - Class A (b)	129	2,525
News Corporation - Class B	37	738
Omnicom Group Inc. (b)	64	6,128
Paramount Global - Class B (b)	165	2,623
Take-Two Interactive Software, Inc. (a)	51	7,466
The Interpublic Group of Companies, Inc. (b)	130	5,015
The Walt Disney Company (a)	599	53,483
T-Mobile USA, Inc. (a) (b)	188	26,083
Verizon Communications Inc.	1,383	51,444
Warner Bros. Discovery, Inc. - Series A (a) (b)	703	8,821
		1,022,519
Consumer Staples 6.6%
Altria Group, Inc. (b)	588	26,615
Archer-Daniels-Midland Company	179	13,513
Brown-Forman Corporation - Class B (b)	53	3,571
Bunge Limited	49	4,626
Campbell Soup Company (b)	72	3,300
Church & Dwight Co., Inc. (b)	84	8,374
Colgate-Palmolive Company	273	21,024
Conagra Brands, Inc. (b)	155	5,240
Constellation Brands, Inc. - Class A	53	13,073
Costco Wholesale Corporation	146	78,328
Dollar General Corporation	73	12,470
Dollar Tree, Inc. (a)	68	9,792
General Mills, Inc.	193	14,824
Hormel Foods Corporation (b)	93	3,737
Kellogg Company	84	5,664
Keurig Dr Pepper Inc.	279	8,739
Kimberly-Clark Corporation	112	15,470
Kraft Foods Group, Inc.	254	9,019
Lamb Weston Holdings, Inc.	44	5,096
McCormick & Company, Incorporated (b)	79	6,866
Molson Coors Beverage Company - Class B	62	4,107
Mondelez International, Inc. - Class A	445	32,455
Monster Beverage 1990 Corporation (a)	255	14,642
PepsiCo, Inc.	451	83,536
Philip Morris International Inc.	512	49,982
Sysco Corporation	164	12,198
Target Corporation (b)	151	19,883
The Clorox Company (b)	40	6,405
The Coca-Cola Company	1,275	76,781
The Estee Lauder Companies Inc. - Class A	76	14,867
The Hershey Company	49	12,193
The J.M. Smucker Company (b)	35	5,124
The Kroger Co. (b)	220	10,346
The Procter & Gamble Company	770	116,888
Tyson Foods, Inc. - Class A	94	4,821
Walgreens Boots Alliance, Inc. (b)	231	6,578
Walmart Inc.	462	72,632
		812,779
Energy 4.0%
Apa Corp. (b)	109	3,710
Baker Hughes Company - Class A	327	10,324
Chevron Corporation	571	89,825
ConocoPhillips	395	40,908
Coterra Energy Inc.	239	6,042
Devon Energy Corporation	217	10,487
Diamondback Energy, Inc.	59	7,812
EOG Resources, Inc.	195	22,332
EQT Corporation (b)	120	4,950
Exxon Mobil Corporation (b)	1,325	142,152
Halliburton Company	289	9,538
Hess Corporation	90	12,239
Kinder Morgan, Inc.	647	11,148
Marathon Oil Corporation	205	4,716
Marathon Petroleum Corporation	139	16,213
Occidental Petroleum Corporation (b)	234	13,768
ONEOK, Inc. (b)	149	9,215
Phillips 66 (b)	149	14,237
Pioneer Natural Resources Company	77	15,862
Schlumberger Limited	460	22,604
Targa Resources Corp. (b)	74	5,608
The Williams Companies, Inc.	402	13,118
Valero Energy Corporation	118	13,862
		500,670
Utilities 2.5%
Alliant Energy Corporation	81	4,252
Ameren Corporation	87	7,116
American Electric Power Company, Inc.	169	14,193
American Water Works Company, Inc.	63	9,016
Atmos Energy Corporation (b)	47	5,449
CenterPoint Energy, Inc.	215	6,257
CMS Energy Corporation	93	5,486

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consolidated Edison, Inc.	111	10,064
Constellation Energy Group, Inc. (b)	109	10,000
Dominion Energy, Inc.	272	14,094
DTE Energy Company	67	7,326
Duke Energy Corporation	253	22,660
Edison International (b)	129	8,947
Entergy Corporation	64	6,250
Evergy, Inc.	73	4,278
Eversource Energy	117	8,306
Exelon Corporation	328	13,364
FirstEnergy Corp.	180	6,989
NextEra Energy, Inc.	663	49,221
NiSource Inc.	129	3,531
NRG Energy, Inc.	79	2,937
PG&E Corporation (a)	524	9,050
Pinnacle West Capital Corporation (b)	38	3,059
PPL Corporation	244	6,456
Public Service Enterprise Group Incorporated	170	10,657
Sempra Energy	104	15,189
The AES Corporation	214	4,443
The Southern Company	356	24,980
WEC Energy Group Inc.	102	8,956
Xcel Energy Inc.	181	11,262
		313,788
Materials 2.5%
Air Products and Chemicals, Inc.	73	21,819
Albemarle Corporation (b)	38	8,529
Amcor Pty Ltd (b)	483	4,818
Avery Dennison Corporation	27	4,643
Ball Corporation (b)	108	6,269
Celanese Corporation - Class A (b)	34	3,929
CF Industries Holdings, Inc.	67	4,665
Corteva, Inc.	231	13,247
Dow Inc.	234	12,474
DuPont de Nemours, Inc.	156	11,151
Eastman Chemical Company	37	3,087
Ecolab Inc.	83	15,457
FMC Corporation	41	4,275
Freeport-McMoRan Inc.	462	18,468
International Flavors & Fragrances Inc. (b)	79	6,313
International Paper Company	106	3,380
Legacy Vulcan Corp.	43	9,591
Linde Public Limited Company	161	61,259
LyondellBasell Industries N.V. - Class A	85	7,833
Martin Marietta Materials, Inc.	20	9,210
MOS Holdings Inc. (b)	109	3,809
Newmont Corporation (b)	263	11,199
Nucor Corporation (b)	84	13,707
Packaging Corporation of America (b)	26	3,482
PPG Industries, Inc.	80	11,820
Sealed Air Corporation	46	1,831
Steel Dynamics, Inc. (b)	50	5,435
The Sherwin-Williams Company	77	20,330
WestRock Company	83	2,424
		304,454
Real Estate 2.3%
Alexandria Real Estate Equities, Inc. (b)	52	5,919
American Tower Corporation	153	29,741
AvalonBay Communities, Inc. (b)	47	8,972
Boston Properties, Inc. (b)	47	2,700
Camden Property Trust	34	3,722
CBRE Group, Inc. - Class A (a)	97	7,825
Crown Castle Inc.	143	16,303
Digital Realty Trust, Inc. (b)	94	10,689
Equinix, Inc.	31	24,196
Equity Residential	109	7,178
Essex Property Trust, Inc. (b)	21	5,005
Extra Space Storage Inc. (b)	45	6,769
Federal Realty Investment Trust (b)	26	2,492
Healthpeak OP, LLC	178	3,581
Host Hotels & Resorts, Inc. (b)	233	3,929
Invitation Homes Inc. (b)	189	6,488
Iron Mountain Incorporated (b)	95	5,411
KRC Interim Corp. (b)	198	3,911
Mid-America Apartment Communities, Inc.	39	5,871
ProLogis Inc.	304	37,279
Public Storage (b)	53	15,395
Realty Income Corporation (b)	219	13,089
Regency Centers Corporation (b)	46	2,863
SBA Communications Corporation - Class A	35	8,154
Simon Property Group, Inc. (b)	106	12,215
UDR, Inc.	102	4,372
Ventas, Inc.	132	6,221
VICI Properties Inc. (b)	329	10,326
Welltower OP LLC (b)	163	13,197
Weyerhaeuser Company	234	7,837
		291,650
Total Common Stocks (cost $6,233,976)		12,181,438
SHORT TERM INVESTMENTS 6.4%
Securities Lending Collateral 4.9%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	97,283	97,283
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (d) (e)	7,651	7,651
Repurchase Agreement with CIT, 5.52% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $330,000) acquired on 06/30/2023, due 10/2/2023 at $304,324	300,000	300,000
Repurchase Agreement with MSC, 5.47% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $218,179) acquired on 06/30/2023, due 12/28/2023 at $205,500	200,000	200,000
		604,934
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	179,588	179,588
Total Short Term Investments (cost $784,522)		784,522
Total Investments 104.8% (cost $7,018,498)		12,965,960
Other Derivative Instruments 0.0%		2,357
Other Assets and Liabilities, Net (4.8)%		(590,434)
Total Net Assets 100.0%		12,377,883

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,268	14,361	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon S&P 500 Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	10,917	1	67	176	27	(258)	10,618	0.1

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	898	September 2023	195,542	2,357	5,981

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	12,181,438	—	—	12,181,438
Short Term Investments	784,522	—	—	784,522
	12,965,960	—	—	12,965,960
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,981	—	—	5,981
	5,981	—	—	5,981

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.3%
Information Technology 27.0%
Accenture Public Limited Company - Class A	73	22,588
ACI Worldwide, Inc. (a)	16	365
Adobe Inc. (a)	54	26,188
Advanced Energy Industries, Inc.	5	568
Advanced Micro Devices, Inc. (a)	187	21,357
Akamai Technologies, Inc. (a)	17	1,491
Alarm.Com Holdings, Inc. (a)	7	382
Allegro Microsystems Inc. (a)	7	312
Altair Engineering Inc. - Class A (a)	5	395
Alteryx, Inc. - Class A (a)	5	245
Ambarella Inc. (a)	5	430
Amkor Technology, Inc.	12	367
Amphenol Corporation - Class A	70	5,910
Analog Devices, Inc.	59	11,544
ANSYS, Inc. (a)	10	3,362
AppFolio, Inc. - Class A (a)	3	486
Apple Inc.	1,719	333,470
Applied Materials, Inc.	98	14,194
AppLovin Corporation - Class A (a) (b)	15	385
Arista Networks, Inc. (a)	29	4,649
Arrow Electronics, Inc. (a)	6	837
Asana, Inc. - Class A (a)	10	228
Atlassian Corporation - Class A (a)	18	2,968
Autodesk, Inc. (a)	25	5,019
Avnet, Inc.	11	556
Axcelis Technologies, Inc. (a)	4	713
Badger Meter, Inc.	3	447
Belden Inc.	5	479
Bentley Systems, Incorporated - Class B	22	1,204
Bill Holdings, Inc. (a)	11	1,322
Black Knight, Inc. (a)	19	1,141
Blackbaud, Inc. (a)	5	356
Blackline, Inc. (a)	7	397
Box, Inc. - Class A (a)	16	470
Broadcom Inc.	49	42,176
Cadence Design Systems, Inc. (a)	32	7,560
Calix, Inc. (a)	8	398
CDW Corp.	16	2,900
Ciena Corporation (a)	16	682
Cirrus Logic, Inc. (a)	6	481
Cisco Systems, Inc.	477	24,669
Clear Secure, Inc. - Class A	10	232
Cloudflare, Inc. - Class A (a)	32	2,111
Cognex Corporation	21	1,176
Cognizant Technology Solutions Corporation - Class A	60	3,901
Coherent Corp. (a)	18	934
CommVault Systems, Inc. (a)	6	463
Confluent, Inc. - Class A (a)	22	785
Corning Incorporated	90	3,164
CrowdStrike Holdings, Inc. - Class A (a)	26	3,793
Datadog, Inc. - Class A (a)	29	2,845
Dell Technologies Inc. - Class C	29	1,589
DigitalOcean Holdings, Inc. (a) (b)	8	335
Diodes Incorporated (a)	5	484
DocuSign, Inc. (a)	23	1,153
Dolby Laboratories, Inc. - Class A	6	491
DoubleVerify Holdings, Inc. (a)	8	329
Dropbox, Inc. - Class A (a)	30	791
DXC Technology Company (a)	29	772
Dynatrace, Inc. (a)	27	1,402
Elastic N.V. (a)	9	602
Emersub CX, Inc. (a)	3	527
Enphase Energy, Inc. (a)	16	2,653
Entegris, Inc.	17	1,864
Envestnet, Inc. (a)	8	452
EPAM Systems, Inc. (a)	6	1,458
Extreme Networks, Inc. (a)	12	305
F5, Inc. (a)	7	985
Fabrinet (a)	4	499
Fair Isaac Corporation (a)	3	2,335
First Solar, Inc. (a)	12	2,230
Five9, Inc. (a)	7	618
Flex Ltd. (a)	52	1,428
Fortinet, Inc. (a)	76	5,734
Gartner, Inc. (a)	9	3,218
Gen Digital Inc.	61	1,124
Gitlab Inc. - Class A (a) (b)	5	281
GoDaddy Inc. - Class A (a)	18	1,363
Guidewire Software, Inc. (a)	10	756
Hewlett Packard Enterprise Company	151	2,529
HP, Inc.	101	3,115
HubSpot, Inc. (a)	6	3,016
Impinj, Inc. (a) (b)	2	182
Informatica Inc. - Class A (a)	5	95
Insight Enterprises, Inc. (a)	4	533
Intel Corporation	488	16,311
International Business Machines Corporation	105	14,057
Intuit Inc.	33	15,061
IPG Photonics Corporation (a)	3	454
Itron, Inc. (a)	6	417
Jabil Inc.	16	1,709
JAMF Holding Corp. (a)	5	96
Juniper Networks, Inc.	41	1,291
Keysight Technologies, Inc. (a)	20	3,428
KLA Corporation	16	7,683
Kulicke and Soffa Industries, Inc.	9	510
Kyndryl Holdings, Inc. (a)	24	322
Lam Research Corporation	15	9,937
Lattice Semiconductor Corporation (a)	17	1,625
Littelfuse, Inc.	3	907
Lumentum Holdings Inc. (a) (b)	7	424
MACOM Technology Solutions Holdings, Inc. (a)	6	397
Manhattan Associates, Inc. (a)	7	1,412
Marvell Technology, Inc.	100	5,959
Microchip Technology Incorporated	64	5,706
Micron Technology, Inc.	126	7,950
Microsoft Corporation	865	294,428
MicroStrategy Incorporated - Class A (a) (b)	1	363
MKS Instruments, Inc.	7	810
MongoDB, Inc. - Class A (a)	8	3,410
Monolithic Power Systems, Inc.	5	2,829
Motorola Solutions, Inc.	20	5,720
National Instruments Corporation	14	790
nCino, Inc. (a)	7	214
NCR Corporation (a)	18	463
NetApp, Inc.	26	1,975
New Relic, Inc. (a)	8	501
Novanta Inc. (a)	4	816
Nutanix, Inc. - Class A (a)	29	806
NVIDIA Corporation	288	121,649
NXP Semiconductors N.V.	30	6,206
Okta, Inc. - Class A (a)	18	1,237
On Semiconductor Corporation (a)	51	4,780
Onto Innovation Inc. (a)	7	789
Oracle Corporation	179	21,304
Pagerduty, Inc. (a)	9	209
Palantir Technologies Inc. - Class A (a)	205	3,141
Palo Alto Networks, Inc. (a)	35	9,068
Pegasystems Inc.	6	280
Perficient, Inc. (a)	5	390
Plexus Corp. (a)	4	372
Power Integrations, Inc.	7	682
Procore Technologies, Inc. (a)	7	438
Progress Software Corporation	5	292
PTC Inc. (a)	13	1,827
Pure Storage, Inc. - Class A (a)	32	1,171
Qorvo, Inc. (a)	12	1,210
Qualcomm Incorporated	130	15,435
Qualys, Inc. (a)	4	462
Rambus Inc. (a)	12	760
Rapid7, Inc. (a)	8	348
RingCentral, Inc. - Class A (a)	12	382
Rogers Corporation (a)	2	352
Roper Technologies, Inc.	12	5,988
Salesforce, Inc. (a)	114	24,003

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sanmina Corporation (a)	5	328
Seagate Technology Holdings Public Limited Company	23	1,425
SentinelOne, Inc. - Class A (a)	29	432
ServiceNow, Inc. (a)	24	13,348
Silicon Laboratories Inc. (a)	4	596
Sitime Corporation (a)	2	256
Skyworks Solutions, Inc.	19	2,087
Smartsheet Inc. - Class A (a)	15	569
Snowflake Inc. - Class A (a)	33	5,878
SolarEdge Technologies Ltd. (a)	6	1,719
Splunk Inc. (a)	18	1,928
Sprout Social, Inc. - Class A (a)	6	281
SPS Commerce, Inc. (a)	4	772
Squarespace, Inc. - Class A (a)	4	113
Super Micro Computer, Inc. (a)	6	1,377
Synaptics Incorporated (a)	4	379
Synopsys, Inc. (a)	17	7,618
TD SYNNEX Corporation	6	540
TE Connectivity Ltd. (c)	37	5,208
Teledyne Technologies Incorporated (a)	5	2,243
Tenable Holdings, Inc. (a)	11	476
Teradata Corporation (a)	10	555
Teradyne, Inc.	18	2,042
Texas Instruments Incorporated	105	18,972
Trimble Inc. (a)	29	1,528
Twilio Inc. - Class A (a)	22	1,398
Tyler Technologies, Inc. (a)	5	2,097
Uipath, Inc. - Class A (a)	37	613
Unity Software Inc. (a) (b)	27	1,190
Universal Display Corporation	5	755
Varonis Systems, Inc. (a)	15	406
Verint Systems Inc. (a)	8	290
VeriSign, Inc. (a)	10	2,270
ViaSat, Inc. (a)	8	331
Viavi Solutions Inc. (a)	32	363
Vishay Intertechnology, Inc.	18	519
VMware, Inc. - Class A (a)	25	3,601
Vontier Corporation	14	448
Western Digital Corporation (a)	35	1,312
Wolfspeed, Inc. (a) (b)	13	742
Workday, Inc. - Class A (a)	24	5,339
Workiva Inc. - Class A (a)	5	558
Xerox Holdings Corporation	8	114
Zebra Technologies Corporation - Class A (a)	6	1,762
Zoom Video Communications, Inc. - Class A (a)	25	1,690
Zscaler, Inc. (a)	10	1,464
		1,337,831
Health Care 13.1%
10X Genomics, Inc. - Class A (a)	10	576
Abbott Laboratories	202	22,072
AbbVie Inc.	204	27,540
Acadia Healthcare Company, Inc. (a)	10	762
ACADIA Pharmaceuticals Inc. (a)	12	297
Agilent Technologies, Inc.	35	4,181
Agilon Health Management, Inc. (a)	37	640
Align Technology, Inc. (a)	8	2,941
Alkermes Public Limited Company (a)	23	707
Alnylam Pharmaceuticals, Inc. (a)	15	2,786
Amedisys, Inc. (a)	3	290
AmerisourceBergen Corporation	19	3,643
Amgen Inc.	62	13,717
Amicus Therapeutics, Inc. (a)	27	337
AMN Healthcare Services, Inc. (a)	5	497
Apellis Pharmaceuticals, Inc. (a)	12	1,122
Arrowhead Pharmaceuticals Inc (a)	14	494
AtriCure, Inc. (a)	6	312
Avantor, Inc. (a)	79	1,632
Axonics, Inc. (a)	5	250
Axsome Therapeutics, Inc. (a) (b)	4	293
Azenta, Inc. (a)	6	281
Baxter International Inc.	60	2,711
Beam Therapeutics Inc. (a) (b)	6	191
Becton, Dickinson and Company	33	8,681
Biogen Inc. (a)	17	4,721
BioMarin Pharmaceutical Inc. (a)	21	1,862
Bio-Rad Laboratories, Inc. - Class A (a)	2	908
Bio-Techne Corporation	19	1,558
Blueprint Medicines Corporation (a)	8	506
Boston Scientific Corporation (a)	168	9,065
Bristol-Myers Squibb Company	244	15,598
Bruker Corporation	12	898
Canticle Pharmaceuticals, Inc. (a)	2	353
Cardinal Health, Inc.	30	2,820
Catalent, Inc. (a)	22	946
Centene Corporation (a)	64	4,306
Cerevel Therapeutics Holdings, Inc. - Class A (a) (b)	9	273
Certara, Inc. (a)	11	198
Charles River Laboratories International, Inc. (a)	6	1,285
Chemed Corporation	2	1,023
Cigna Corporation	34	9,546
CONMED Corporation (b)	4	522
Corcept Therapeutics Incorporated (a)	11	255
Coronado Topco, Inc. (a)	7	557
CorVel Corporation (a)	1	213
CRISPR Therapeutics AG (a) (b)	10	542
CVS Health Corporation	150	10,387
Cytokinetics, Incorporated (a)	12	397
Danaher Corporation	78	18,615
DaVita Inc. (a)	6	617
Denali Therapeutics Inc. (a)	11	336
Dentsply Sirona Inc.	23	939
DexCom, Inc. (a)	45	5,738
Doximity, Inc. - Class A (a) (b)	12	421
Edwards Lifesciences Corporation (a)	70	6,578
Elanco Animal Health Incorporated (a)	61	615
Elevance Health, Inc.	28	12,222
Eli Lilly and Company	91	42,879
Encompass Health Corporation	11	712
Enovis Corporation (a)	6	402
Envista Holdings Corporation (a)	17	587
Evolent Health, Inc. - Class A (a)	11	337
Exact Sciences Corporation (a)	21	1,943
Exelixis, Inc. (a)	31	594
GE HealthCare Technologies Inc.	43	3,465
Gilead Sciences, Inc.	145	11,193
Glaukos Corporation (a)	7	495
Globus Medical, Inc. - Class A (a)	7	436
Guardant Health, Inc. (a)	10	368
Haemonetics Corporation (a)	6	553
Halozyme Therapeutics, Inc. (a)	18	635
HCA Healthcare, Inc.	24	7,269
HealthEquity, Inc. (a)	9	561
Henry Schein, Inc. (a)	17	1,346
Hologic, Inc. (a)	29	2,336
Horizon Therapeutics Public Limited Company (a)	26	2,701
Humana Inc.	15	6,520
ICU Medical, Inc. (a)	3	472
IDEXX Laboratories, Inc. (a)	10	4,890
Illumina, Inc. (a)	18	3,463
Inari Medical, Inc. (a)	6	329
Incyte Corporation (a)	22	1,354
Insmed Incorporated (a)	17	357
Inspire Medical Systems, Inc. (a)	3	1,005
Insulet Corporation (a)	8	2,354
Integer Holdings Corporation (a)	4	331
Integra LifeSciences Holdings Corporation (a)	10	416
Intellia Therapeutics, Inc. (a)	10	396
Intra-Cellular Therapies, Inc. (a)	12	736
Intuitive Surgical, Inc. (a)	41	13,902
Ionis Pharmaceuticals, Inc. (a)	15	616
IQVIA Holdings Inc (a)	22	4,958
Irhythm Technologies, Inc. (a)	4	387
Iveric Bio, Inc. (a)	18	695
Jazz Pharmaceuticals Public Limited Company (a)	8	949
Johnson & Johnson	302	50,016
Karuna Therapeutics, Inc. (a)	3	662
Krystal Biotech, Inc. (a)	3	294
Laboratory Corporation of America Holdings	11	2,565

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Lantheus Holdings, Inc. (a)	9	756
LivaNova PLC (a)	8	405
Masimo Corporation (a)	5	895
McKesson Corporation	16	6,672
Medpace Holdings, Inc. (a)	3	601
Medtronic, Inc.	155	13,627
Merck & Co., Inc.	295	34,091
Merit Medical Systems, Inc. (a)	8	668
Mettler-Toledo International Inc. (a)	3	3,315
Mirati Therapeutics, Inc. (a)	7	249
Moderna, Inc. (a)	39	4,696
Molina Healthcare, Inc. (a)	7	2,013
Natera, Inc. (a)	12	578
Neogen Corporation (a)	20	436
Neurocrine Biosciences, Inc. (a)	12	1,133
Novocure Limited (a)	11	451
NuVasive, Inc. (a)	6	249
Omnicell, Inc. (a)	5	345
Option Care Health, Inc. (a)	21	672
Organon & Co.	30	625
Pacific Biosciences of California, Inc. (a)	27	363
Pacira Pharmaceuticals, Inc. (a)	5	200
Patterson Companies, Inc.	6	190
Penumbra, Inc. (a)	5	1,582
Perrigo Company Public Limited Company	12	424
Pfizer Inc.	659	24,169
Premier Healthcare Solutions, Inc. - Class A	17	461
Prestige Consumer Healthcare Inc. (a)	5	307
Privia Health Group Inc. (a)	15	382
Progyny, Inc. (a)	9	365
PTC Therapeutics, Inc. (a)	7	282
Quest Diagnostics Incorporated	13	1,865
R1 RCM Holdco Inc. (a) (b)	14	266
Reata Pharmaceuticals, Inc. - Class A (a)	3	349
Regeneron Pharmaceuticals, Inc. (a)	13	9,037
Repligen Corporation (a)	6	889
ResMed Inc.	17	3,711
Revance Therapeutics, Inc. (a)	10	254
Revolution Medicines, Inc. (a)	11	285
Revvity, Inc.	15	1,757
Roivant Sciences Ltd. (a)	25	252
Royalty Pharma PLC - Class A	46	1,428
Sage Therapeutics Inc. (a)	7	307
Sarepta Therapeutics, Inc. (a)	10	1,193
Seagen Inc. (a)	16	3,057
Select Medical Holdings Corporation	14	451
Sgry, LLC (a)	10	465
Shockwave Medical, Inc. (a)	4	1,255
Sotera Health LLC (a)	10	181
STAAR Surgical Company (a)	5	283
Steris Limited	11	2,518
Stryker Corporation	39	11,949
Syneos Health, Inc. - Class A (a)	10	421
Tandem Diabetes Care, Inc. (a)	7	165
Teladoc Health, Inc. (a)	14	365
Teleflex Incorporated	5	1,279
Tenet Healthcare Corporation (a)	13	1,074
TG Therapeutics, Inc. (a)	17	418
The Cooper Companies, Inc.	6	2,270
The Ensign Group, Inc.	6	610
Thermo Fisher Scientific Inc.	45	23,342
TransMedics Group, Inc. (a)	4	321
Ultragenyx Pharmaceutical Inc. (a)	9	418
United Therapeutics Corporation (a)	5	1,134
UnitedHealth Group Incorporated	108	52,034
Universal Health Services, Inc. - Class B	7	1,156
Vaxcyte, Inc. (a)	10	515
Veeva Systems Inc. - Class A (a)	17	3,442
Vertex Pharmaceuticals Incorporated (a)	30	10,586
Viatris Inc.	143	1,424
VIR Biotechnology, Inc. (a)	11	260
Waters Corporation (a)	7	1,835
West Pharmaceutical Services, Inc.	9	3,308
Zimmer Biomet Holdings, Inc.	25	3,575
Zoetis Inc. - Class A	53	9,196
		650,354
Financials 12.6%
Affiliated Managers Group, Inc.	4	569
Affirm Holdings, Inc. - Class A (a)	20	311
AFLAC Incorporated	65	4,544
AGNC Investment Corp.	70	713
Ally Financial Inc.	31	841
American Equity Investment Life Holding Company	8	436
American Express Company	69	11,997
American Financial Group, Inc.	8	913
American International Group, Inc.	82	4,745
Ameriprise Financial, Inc.	12	3,964
Ameris Bancorp	9	307
Annaly Capital Management, Inc.	56	1,111
AON Public Limited Company - Class A	23	8,109
Apollo Asset Management, Inc.	51	3,908
Arch Capital Group Ltd. (a)	44	3,266
Ares Management Corporation - Class A	19	1,848
Arthur J. Gallagher & Co.	25	5,449
Artisan Partners Asset Management Inc. - Class A	10	397
Associated Banc-Corp	16	261
Assurant, Inc.	5	663
Assured Guaranty Ltd.	6	326
Atlantic Union Bank	8	196
AXIS Capital Holdings Limited	8	440
Axos Financial, Inc. (a)	6	228
BancFirst Corporation	1	116
Bank of America Corporation	808	23,183
Bank OZK	13	525
Berkshire Hathaway Inc. - Class B (a)	207	70,709
BlackRock, Inc.	17	11,964
Blackstone Inc. - Class A	83	7,702
Blackstone Mortgage Trust, Inc. - Class A (b)	21	434
Block, Inc. - Class A (a)	63	4,215
Blue Owl Capital Inc. - Class A	44	518
BOK Financial Corporation	4	306
Brighthouse Financial, Inc. (a)	9	422
Brown & Brown, Inc.	28	1,893
Cadence Bank	18	357
Capital One Financial Corporation	45	4,880
Cathay General Bancorp	8	264
Chubb Limited	49	9,346
Cincinnati Financial Corporation	19	1,861
Citigroup Inc.	225	10,339
Citizens Financial Group, Inc.	60	1,559
CME Group Inc. - Class A	41	7,678
CNO Financial Group, Inc.	18	423
Cohen & Steers, Inc.	4	225
Coinbase Global, Inc. - Class A (a) (b)	18	1,286
Columbia Banking System, Inc.	23	461
Comerica Incorporated	16	673
Commerce Bancshares, Inc.	13	626
Community Bank System, Inc.	7	339
Credit Acceptance Corporation (a) (b)	1	286
Cullen/Frost Bankers, Inc.	8	877
CVB Financial Corp.	13	168
Discover Financial Services	28	3,244
East West Bancorp, Inc.	16	860
Eastern Bankshares, Inc.	15	185
Enstar Group Limited (a)	2	397
Equitable Holdings, Inc.	41	1,122
Erie Indemnity Company - Class A	3	734
Essent Group Ltd.	14	634
Euronet Worldwide, Inc. (a)	6	704
Evercore Inc. - Class A	5	592
Everest Re Group, Ltd.	5	1,606
EVERTEC, Inc.	10	359
F.N.B. Corporation	49	561
FactSet Research Systems Inc.	4	1,786
Federated Hermes, Inc. - Class B	12	414
Fidelity National Financial, Inc. - Class A	30	1,069
Fidelity National Information Services, Inc.	70	3,833
Fifth Third Bancorp	80	2,089
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
First American Financial Corporation	11	644
First Bancorp.	30	370
First Citizens BancShares, Inc. - Class A	1	1,817
First Financial Bankshares, Inc.	18	517
First Hawaiian, Inc.	17	311
First Horizon Corporation	55	621
First Interstate BancSystem, Inc. - Class A	8	200
FirstCash Holdings, Inc.	5	427
Fiserv, Inc. (a)	72	9,118
FleetCor Technologies, Inc. (a)	9	2,146
Flywire Corporation (a)	9	286
Focus Financial Partners Inc. - Class A (a)	6	321
Franklin Resources, Inc.	36	953
Freedom Holding Corp. (a) (b)	3	236
Glacier Bancorp, Inc.	13	415
Global Payments Inc.	31	3,025
Globe Life Inc.	10	1,084
Hamilton Lane Incorporated - Class A	5	415
Hancock Whitney Corporation	12	451
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11	276
Home BancShares, Inc.	20	461
Houlihan Lokey, Inc. - Class A	5	480
Huntington Bancshares Incorporated	168	1,810
Independence Holdings, LLC	14	595
Independent Bank Corp.	5	240
Interactive Brokers Group, Inc. - Class A	11	955
Intercontinental Exchange, Inc.	65	7,298
International Bancshares Corporation	5	205
Invesco Ltd.	54	912
Jack Henry & Associates, Inc.	9	1,427
Jackson Financial Inc. - Class A (d)	5	143
Janus Henderson Group PLC	16	444
Jefferies Financial Group Inc.	24	807
JPMorgan Chase & Co.	339	49,338
K.K.R. Co., Inc. - Class A	66	3,700
KeyCorp	112	1,039
Kinsale Capital Group, Inc.	2	887
Lincoln National Corporation	18	465
Loews Corporation	23	1,356
LPL Financial Holdings Inc.	9	2,041
M&T Bank Corporation	19	2,311
Markel Group Inc. (a)	2	2,190
MarketAxess Holdings Inc.	4	1,118
Marsh & Mclennan Companies, Inc.	58	10,902
MasterCard Incorporated - Class A	97	38,267
MetLife, Inc.	73	4,113
MGIC Investment Corporation	34	544
Moelis & Company - Class A	10	431
Moody's Corporation	18	6,293
Morgan Stanley	152	12,980
Morningstar, Inc.	3	604
Mr. Cooper Group Inc. (a)	6	307
MSCI Inc. - Class A	9	4,392
Nasdaq, Inc.	39	1,966
Navient Corporation	8	151
Nelnet, Inc. - Class A	2	195
New York Community Bancorp, Inc. - Series A (b)	91	1,027
Northern Trust Corporation	25	1,834
Old National Bancorp	38	530
Old Republic International Corporation	30	761
Pacific Premier Bancorp, Inc.	13	264
PayPal Holdings, Inc. (a)	129	8,609
PennyMac Financial Services, Inc.	4	305
Pinnacle Financial Partners, Inc.	8	466
Popular, Inc.	9	547
Primerica, Inc.	4	780
Principal Financial Group, Inc.	27	2,019
Prosperity Bancshares, Inc.	10	560
Prudential Financial, Inc.	42	3,724
Radian Group Inc.	16	401
Raymond James Financial, Inc.	21	2,219
Regions Financial Corporation	112	1,999
Reinsurance Group of America, Incorporated	8	1,157
Remitly Global, Inc. (a)	15	279
RenaissanceRe Holdings Ltd	6	1,132
Rithm Capital Corp.	51	474
RLI Corp.	4	543
Robinhood Markets, Inc. - Class A (a)	53	530
Ryan Specialty Group Holdings, Inc. - Class A (a)	12	549
S&P Global Inc.	38	15,243
SEI Investments Company	11	663
Selective Insurance Group, Inc.	6	621
ServisFirst Bancshares, Inc.	7	304
Shift4 Payments, LLC - Class A (a)	5	363
Simmons First National Corporation - Class A	18	304
SLM Corporation	27	441
SoFi Technologies, Inc. (a) (b)	96	801
Southstate Corporation	10	661
Starwood Property Trust, Inc. (b)	42	816
State Street Corporation	39	2,823
Stifel Financial Corp.	13	770
Synchrony Financial	49	1,675
Synovus Financial Corp.	18	536
T. Rowe Price Group, Inc.	25	2,844
Texas Capital Bancshares, Inc. (a)	4	200
TFS Financial Corporation	8	99
The Allstate Corporation	31	3,396
The Bank of New York Mellon Corporation (d)	82	3,629
The Carlyle Group, Inc.	24	764
The Charles Schwab Corporation	174	9,841
The Goldman Sachs Group, Inc.	39	12,494
The Hanover Insurance Group, Inc.	4	402
The Hartford Financial Services Group, Inc.	37	2,655
The PNC Financial Services Group, Inc.	46	5,835
The Progressive Corporation	69	9,095
The Travelers Companies, Inc.	27	4,723
The Western Union Company	36	426
Toast, Inc. - Class A (a)	44	991
TPG Inc. - Class A	8	242
Tradeweb Markets Inc. - Class A	13	866
Truist Financial Corporation	156	4,739
U.S. Bancorp	161	5,316
UMB Financial Corporation	6	369
United Bankshares, Inc.	18	531
United Community Banks, Inc.	14	355
Unum Group	22	1,059
Valley National Bancorp	59	459
Visa Inc. - Class A	188	44,685
Voya Financial, Inc.	10	733
W.R. Berkley Corporation	22	1,308
Walker & Dunlop, Inc.	4	312
Webster Financial Corporation	22	837
Wells Fargo & Company	436	18,621
Western Alliance Bancorporation	13	473
Wex, Inc. (a)	5	888
White Mountains Insurance Group Ltd	—	303
Willis Towers Watson Public Limited Company	12	2,940
Wintrust Financial Corporation	8	585
WSFS Financial Corporation	6	220
Zions Bancorporation, National Association	14	374
Zurich American Corporation	9	412
		625,117
Consumer Discretionary 10.9%
Academy Sports & Outdoors, Inc.	10	524
Acushnet Holdings Corp.	6	308
Adient Public Limited Company (a)	13	487
ADT, Inc.	20	123
Advance Auto Parts, Inc.	6	431
Airbnb, Inc. - Class A (a)	48	6,179
Amazon.com, Inc. (a)	1,038	135,309
American Eagle Outfitters, Inc.	21	243
Aptiv PLC (a)	32	3,292
Aramark	32	1,367
Asbury Automotive Group, Inc. (a)	3	624
Autoliv, Inc.	9	753
AutoNation, Inc. (a)	4	681
AutoZone, Inc. (a)	2	5,258
Bath & Body Works, Inc.	26	986

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Best Buy Co., Inc.	21	1,761
Bloomin' Brands, Inc.	11	295
Booking Holdings Inc. (a)	4	11,633
BorgWarner Inc.	28	1,359
Boyd Gaming Corporation	9	592
Bright Horizons Family Solutions, Inc. (a)	6	563
Brunswick Corporation	10	837
Burlington Stores, Inc. (a)	8	1,206
Caesars Entertainment, Inc. (a)	23	1,166
Capri Holdings Limited (a)	16	561
CarMax, Inc. (a)	19	1,623
Carnival Corporation (a) (b)	112	2,103
Carter's, Inc.	6	432
Cavco Industries, Inc. (a)	1	262
Chegg, Inc. (a)	13	116
Chewy, Inc. - Class A (a)	10	383
Chipotle Mexican Grill, Inc. (a)	3	6,853
Choice Hotels International, Inc.	3	330
Churchill Downs Incorporated	8	1,055
Columbia Sportswear Company	5	389
Coupang, Inc. - Class A (a)	121	2,106
Cracker Barrel Old Country Store, Inc. (b)	2	213
Crocs, Inc. (a)	7	835
D.R. Horton, Inc.	36	4,364
Dana Incorporated	9	148
Darden Restaurants, Inc.	14	2,379
Deckers Outdoor Corporation (a)	3	1,604
Dick's Sporting Goods, Inc.	7	949
Dillard's, Inc. - Class A (b)	—	9
Domino's Pizza, Inc.	4	1,370
Doordash, Inc. - Class A (a)	31	2,384
Dorman Products, Inc. (a)	4	299
Draftkings Inc. - Class A (a)	50	1,336
eBay Inc.	61	2,712
ETSY, Inc. (a)	15	1,287
Expedia Group, Inc. (a)	16	1,708
Five Below, Inc. (a)	7	1,335
Floor & Decor Holdings, Inc. - Class A (a)	12	1,208
Foot Locker, Inc. (b)	9	237
Ford Motor Company	460	6,967
Fox Factory Holding Corp. (a)	4	428
Frontdoor, Inc. (a)	12	370
GameStop Corp. - Class A (a) (b)	28	678
Garmin Ltd.	18	1,856
General Motors Company	165	6,366
Gentex Corporation	21	606
Genuine Parts Company	16	2,791
Graham Holdings Co., Ltd. - Class B	—	282
Grand Canyon Education, Inc. (a)	3	350
Group 1 Automotive, Inc.	2	439
H & R Block, Inc.	16	501
Harley-Davidson, Inc.	15	514
Hasbro, Inc.	15	987
Helen of Troy Limited (a)	3	364
Hilton Grand Vacations Inc. (a)	8	350
Hilton Worldwide Holdings Inc.	31	4,458
Hyatt Hotels Corporation - Class A	6	662
Installed Building Products, Inc.	3	418
KB Home	10	515
Kohl's Corporation	9	210
Kontoor Brands, Inc.	6	237
Las Vegas Sands Corp. (a)	38	2,227
LCI Industries	3	413
Lear Corporation	7	933
Leggett & Platt, Incorporated	19	572
Lennar Corporation - Class A	30	3,717
Lennar Corporation - Class B	1	132
LGI Homes, Inc. (a)	2	314
Life Time Group Holdings, Inc. (a)	12	232
Light & Wonder, Inc. (a)	12	798
Lithia Motors, Inc. - Class A	3	930
LKQ Corporation	30	1,731
Lowe`s Companies, Inc.	70	15,714
Lucid Group, Inc. (a) (b)	110	755
Lululemon Athletica Canada Inc. (a)	14	5,116
M.D.C. Holdings, Inc.	9	428
Macy's, Inc.	28	442
Marriott International, Inc. - Class A	30	5,447
Marriott Vacations Worldwide Corporation	4	522
Mattel, Inc. (a)	40	785
McDonald's Corporation	85	25,370
MercadoLibre S.R.L (a)	5	6,434
Meritage Homes Corporation	5	721
MGM Resorts International	36	1,569
Mohawk Industries, Inc. (a)	7	733
Murphy USA Inc.	2	744
Newell Brands Inc.	41	359
Nike, Inc. - Class B	143	15,748
Nordstrom, Inc. (b)	7	142
Norwegian Cruise Line Holdings Ltd. (a)	49	1,077
NVR, Inc. (a)	—	2,337
Ollie's Bargain Outlet Holdings, Inc. (a)	6	332
O'Reilly Automotive, Inc. (a)	7	6,760
Papa John's International, Inc.	5	338
Peloton Interactive, Inc. - Class A (a)	27	211
PENN Entertainment, Inc. (a)	17	410
Penske Automotive Group, Inc.	2	392
Petco Health And Wellness Company, Inc. - Class A (a)	11	95
Planet Fitness, Inc. - Class A (a)	10	683
Polaris Inc.	6	702
Pool Corporation	4	1,684
PulteGroup, Inc.	27	2,076
PVH Corp.	7	595
Quantumscape Battery, Inc. - Class A (a) (b)	32	253
Ralph Lauren Corporation - Class A	4	530
Red Rock Resorts, Inc. - Class A	7	310
RH (a) (b)	2	811
Ross Stores, Inc.	40	4,479
Royal Caribbean Cruises Ltd.	26	2,735
Seaworld Entertainment, Inc. (a)	3	185
Service Corporation International	16	1,040
Shake Shack, Inc. - Class A (a)	4	349
Signet Jewelers Limited	5	311
Skechers U.S.A., Inc. - Class A (a)	14	724
Skyline Champion Corporation (a)	5	308
Sonos, Inc. (a)	16	269
Starbucks Corporation	134	13,292
Steven Madden, Ltd.	10	336
Tapestry, Inc.	25	1,055
Taylor Morrison Home II Corporation - Class A (a)	12	566
Tempur Sealy International, Inc.	18	701
Tesla Inc. (a)	313	82,003
Texas Roadhouse, Inc. - Class A	8	912
The Gap, Inc.	31	280
The Goodyear Tire & Rubber Company (a)	32	433
The Home Depot, Inc.	118	36,578
The TJX Companies, Inc.	133	11,245
The Wendy's Company	26	563
Thor Industries, Inc.	7	698
Toll Brothers, Inc.	11	884
TopBuild Corp. (a)	4	1,039
Topgolf Callaway Brands Corp. (a)	15	301
Tractor Supply Company	13	2,833
Travel + Leisure Co.	12	484
Ulta Beauty, Inc. (a)	6	2,788
Under Armour, Inc. - Class A (a)	6	43
Under Armour, Inc. - Class C (a)	30	199
Urban Outfitters, Inc. (a)	8	256
V.F. Corporation	42	796
Vail Resorts, Inc.	5	1,186
Valvoline, Inc.	16	606
Victoria's Secret & Co. (a)	9	160
Visteon Corporation (a)	3	471
Wayfair Inc. - Class A (a) (b)	11	704
Whirlpool Corporation	6	916
Williams-Sonoma, Inc.	7	916
Wingstop Inc.	3	645
Wyndham Hotels & Resorts, Inc.	10	704
Wynn Resorts, Limited	12	1,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
YETI Holdings, Inc. (a)	11	424
Yum! Brands, Inc.	32	4,447
		540,647
Industrials 9.7%
3M Company	64	6,377
A. O. Smith Corporation	15	1,126
AAON, Inc.	5	438
ABM Industries Incorporated	6	264
Acuity Brands, Inc.	4	687
Advanced Drainage Systems, Inc.	7	816
AECOM	17	1,407
Aerojet Rocketdyne Holdings, Inc. (a)	8	423
AeroVironment, Inc. (a)	3	277
AGCO Corporation	7	952
Air Lease Corporation - Class A	15	610
Alaska Air Group, Inc. (a)	15	812
Albany International Corp. - Class A	2	227
Alight, Inc. - Class A (a)	30	277
Allegion Public Limited Company	10	1,197
Allison Systems, Inc.	9	520
American Airlines Group Inc. (a)	76	1,368
AMETEK, Inc.	27	4,405
APi Group Corp (a)	25	676
Applied Industrial Technologies, Inc.	5	739
Arcbest Corporation	3	269
Arcosa, Inc.	4	284
Armstrong World Industries, Inc.	7	484
ASGN Incorporated (a)	5	361
Atkore Inc. (a)	4	576
Automatic Data Processing, Inc.	48	10,554
Avis Budget Group, Inc. (a)	3	578
Axon Enterprise, Inc. (a)	8	1,602
Beacon Roofing Supply, Inc. (a)	4	355
Bloom Energy Corporation - Class A (a) (b)	17	278
Boise Cascade Company	4	339
Booz Allen Hamilton Holding Corporation - Class A	15	1,671
Brady Corporation - Class A	8	375
Broadridge Financial Solutions, Inc.	14	2,247
Builders FirstSource, Inc. (a)	15	2,006
BWXT Government Group, Inc.	12	860
C.H. Robinson Worldwide, Inc.	12	1,154
Caci International Inc. - Class A (a)	3	949
Carlisle Companies Incorporated	6	1,507
Carrier Global Corporation	97	4,840
Casella Waste Systems, Inc. - Class A (a)	5	441
Caterpillar Inc.	60	14,805
CBIZ, Inc. (a)	6	321
Ceridian HCM Holding Inc. (a)	20	1,326
Chargepoint Inc. - Class A (a) (b)	35	307
Chart Industries, Inc. (a) (b)	5	816
Cintas Corporation	10	4,949
Clarivate PLC (a)	51	487
Clean Harbors, Inc. (a)	5	871
Comfort Systems USA, Inc.	4	583
Concentrix Corporation	5	439
Copart, Inc. (a)	50	4,526
Core & Main, Inc. - Class A (a)	8	265
CoStar Group, Inc. (a)	47	4,223
Crane Holdings, Co.	7	384
Crane Holdings, Co.	5	468
CSX Corporation	235	8,030
Cummins Inc.	17	4,159
Curtiss-Wright Corporation	5	855
Deere & Company	31	12,722
Delta Air Lines, Inc. (a)	75	3,568
Donaldson Company, Inc.	13	797
Dover Corporation	16	2,322
Driven Brands Holdings Inc. (a)	6	175
Dun & Bradstreet Holdings, Inc.	22	260
Dycom Industries, Inc. (a)	2	265
Eaton Corporation Public Limited Company	47	9,412
EMCOR Group, Inc.	5	999
Emerson Electric Co.	67	6,094
Encore Wire Corporation	2	387
EnerSys	6	614
Equifax Inc.	14	3,302
ESAB Corporation	5	335
ExlService Holdings, Inc. (a)	4	677
Expeditors International of Washington, Inc.	19	2,269
Exponent, Inc.	5	461
Fastenal Company	66	3,866
Federal Signal Corporation	6	380
FedEx Corporation	27	6,804
Ferguson Holdings Limited	24	3,752
Flowserve Corporation	15	572
Fluor Corporation (a)	18	531
Fortive Corporation	42	3,167
Fortune Brands Innovations, Inc.	14	991
Forward Air Corporation	4	388
Franklin Electric Co., Inc.	3	308
FTAI Aviation Ltd.	11	360
FTI Consulting, Inc. (a)	3	644
Gates Industrial Corporation PLC (a)	11	147
GATX Corporation	5	604
Generac Holdings Inc. (a)	7	1,081
General Dynamics Corporation	26	5,564
General Electric Company	126	13,851
Genpact Limited	18	686
GMS Inc. (a)	4	297
Graco Inc.	20	1,704
GXO Logistics Inc. (a)	14	849
Hayward Holdings, Inc. (a)	8	101
HEICO Corporation	5	804
HEICO Corporation - Class A	8	1,180
Herc Holdings Inc.	3	479
Hertz Global Holdings, Inc. (a)	22	398
Hexcel Corporation	12	901
Hillenbrand, Inc.	10	499
Honeywell International Inc.	77	16,061
Howmet Aerospace Inc.	43	2,145
Hub Group, Inc. - Class A (a)	5	387
Hubbell Incorporated	6	2,103
Huntington Ingalls Industries, Inc.	4	970
ICF International, Inc.	2	257
IDEX Corporation	9	1,928
Illinois Tool Works Inc.	33	8,152
Ingersoll Rand Inc.	47	3,097
Insperity, Inc.	5	594
ITT Inc.	9	836
J.B. Hunt Transport Services, Inc.	10	1,781
Jacobs Solutions Inc.	15	1,801
JetBlue Airways Corporation (a)	47	415
Joby Aviation, Inc. - Class A (a) (b)	38	385
John Bean Technologies Corporation	4	542
Johnson Controls International Public Limited Company	80	5,457
Kadant Inc.	1	244
KBR, Inc.	16	1,050
Kennametal Inc.	14	387
Kirby Corporation (a)	7	566
Knight-Swift Transportation Holdings Inc. - Class A	18	1,007
Korn Ferry	6	304
L3Harris Technologies, Inc.	22	4,377
Landstar System, Inc.	4	704
Leidos Holdings, Inc.	16	1,412
Lennox International Inc.	4	1,272
Lincoln Electric Holdings, Inc.	7	1,367
Lockheed Martin Corporation	26	12,092
Lyft, Inc. - Class A (a)	42	400
ManpowerGroup Inc.	6	448
Masco Corporation	25	1,438
MasTec, Inc. (a)	7	792
Matson Intermodal - Paragon, Inc.	3	204
Maximus, Inc.	6	521
McGrath RentCorp	2	228
MDU Resources Group, Inc.	21	444
Mercury Systems, Inc. (a)	6	220
Mine Safety Appliances Company, LLC	4	755
Moog Inc. - Class A	3	303

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
MSC Industrial Direct Co., Inc. - Class A	5	457
Mueller Industries, Inc.	5	472
Nordson Corporation	7	1,624
Norfolk Southern Corporation	27	6,033
Northrop Grumman Corporation	17	7,632
Nvent Electric Public Limited Company	21	1,080
Old Dominion Freight Line, Inc.	10	3,784
Oshkosh Corporation	9	795
Otis Worldwide Corporation	48	4,278
Owens Corning	11	1,492
PACCAR Inc	62	5,183
Parker-Hannifin Corporation	15	5,854
Parsons Corporation (a)	4	186
Paychex, Inc.	37	4,184
Paycom Software, Inc.	6	1,873
Paylocity Holding Corporation (a)	5	842
Pentair Public Limited Company	18	1,178
Plug Power Inc. (a) (b)	65	681
Quanta Services, Inc.	17	3,300
Raytheon Technologies Corporation	171	16,720
RBC Bearings Incorporated (a)	4	784
Regal Rexnord Corporation	7	1,081
Republic Services, Inc.	24	3,720
Resideo Technologies, Inc. (a)	17	292
Robert Half International Inc.	12	867
Rockwell Automation, Inc.	14	4,502
Rollins, Inc.	27	1,165
Rush Enterprises, Inc. - Class A	7	427
Ryder System, Inc.	5	438
Saia, Inc. (a)	3	1,100
Schneider National, Inc. - Class B	6	172
Science Applications International Corporation	6	673
Sensata Technologies Holding PLC	17	749
Simpson Manufacturing Co., Inc.	5	743
SiteOne Landscape Supply, Inc. (a)	5	916
Snap-on Incorporated	6	1,856
Southwest Airlines Co.	69	2,482
Spirit AeroSystems Holdings, Inc. - Class A	10	291
SPX Technologies, Inc. (a)	4	343
SS&C Technologies Holdings, Inc.	25	1,510
Stanley Black & Decker, Inc.	18	1,693
Stericycle, Inc. (a)	9	415
SunPower Corporation (a) (b)	13	128
Sunrun Inc. (a) (b)	19	342
Terex Corporation	10	581
Tetra Tech, Inc.	6	964
Textron Inc.	25	1,686
The AZEK Company Inc. - Class A (a)	13	404
The Boeing Company (a)	66	13,894
The Brink's Company	5	316
The Middleby Corporation (a)	6	885
The Timken Company	7	625
The Toro Company	12	1,232
Trane Technologies Public Limited Company	27	5,186
TransDigm Group Incorporated	6	5,427
TransUnion	23	1,810
Trex Company, Inc. (a)	13	843
Trinet Group, Inc. (a)	3	322
Triton International Limited	7	577
Uber Technologies, Inc. (a)	235	10,158
UFP Industries, Inc.	7	709
U-Haul Holding Company	1	65
U-Haul Holding Company - Series N	9	470
Unifirst Corporation	1	228
Union Pacific Corporation	71	14,481
United Airlines Holdings, Inc. (a)	37	2,004
United Parcel Service, Inc. - Class B	84	15,107
United Rentals, Inc.	8	3,464
Univar Solutions Inc. (a)	17	601
Valmont Industries, Inc.	3	858
Verisk Analytics, Inc.	16	3,726
Vertiv Holdings Co - Class A	39	978
Vm Consolidated, Inc. - Class A (a)	14	274
W. W. Grainger, Inc.	5	4,073
Waste Management, Inc.	43	7,400
Watsco, Inc. (b)	4	1,426
Watts Water Technologies, Inc. - Class A	4	712
Werner Enterprises, Inc.	9	410
WESCO International, Inc.	5	958
Westinghouse Air Brake Technologies Corporation	21	2,334
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	1,082
Woodward, Inc.	8	901
XPO, Inc. (a)	14	817
Xylem Inc.	28	3,148
Zurn Elkay Water Solutions Corporation	17	453
		482,081
Communication Services 7.7%
Activision Blizzard, Inc. (a)	83	6,956
Alphabet Inc. - Class A (a)	691	82,708
Alphabet Inc. - Class C (a)	594	71,884
AMC Entertainment Holdings, Inc. - Class A (a) (b)	60	262
AT&T Inc.	832	13,276
Bumble Inc. - Class A (a)	4	64
Cable One, Inc.	1	436
Cogent Communications Holdings, Inc.	2	165
Comcast Corporation - Class A	484	20,096
Dish Network Corporation - Class A (a) (b)	33	220
Electronic Arts Inc.	31	3,975
Endeavor Group Holdings, Inc. - Class A (a)	17	409
Former Charter Communications Parent, Inc. - Class A (a)	12	4,489
Fox Corporation - Class A	29	998
Fox Corporation - Class B	15	490
Frontier Communications Parent, Inc. (a)	27	500
IAC Inc. (a)	10	644
Iridium Communications Inc.	17	1,034
John Wiley & Sons, Inc. - Class A	7	240
Liberty Broadband Corporation - Series A (a)	1	73
Liberty Broadband Corporation - Series C (a)	13	1,076
Liberty Media Corporation - Series A (a)	2	139
Liberty Media Corporation - Series A (a)	8	261
Liberty Media Corporation - Series C (a)	20	642
Liberty Media Corporation - Series C (a)	24	1,801
Live Nation Entertainment, Inc. (a)	17	1,573
Lumen Technologies Inc.	126	286
Match Group, Inc. (a)	29	1,226
Meta Platforms, Inc. - Class A (a)	257	73,819
Netflix, Inc. (a)	52	22,758
News Corporation - Class A	50	966
News Corporation - Class B	14	280
Nexstar Media Group, Inc. - Class A	4	695
Omnicom Group Inc.	23	2,153
Paramount Global - Class B (b)	56	887
Pinterest, Inc. - Class A (a)	66	1,800
Playtika Holding Corp. (a)	11	133
Roblox Corporation - Class A (a)	42	1,694
Roku Inc. - Class A (a)	16	1,013
Shutterstock, Inc.	4	177
Sirius XM Holdings Inc. (b)	79	359
Snap Inc. - Class A (a)	119	1,408
Sphere Entertainment Co. - Class A	2	452
Take-Two Interactive Software, Inc. (a)	18	2,633
TEGNA Inc.	18	293
The Interpublic Group of Companies, Inc.	45	1,740
The New York Times Company - Class A	21	829
The Trade Desk, Inc. - Class A (a)	51	3,927
The Walt Disney Company (a)	212	18,945
T-Mobile USA, Inc. (a)	67	9,343
TripAdvisor, Inc. (a)	16	257
Verizon Communications Inc.	489	18,169
Warner Music Group Corp. - Class A	14	377
World Wrestling Entertainment, Inc. - Class A	5	592
Yelp Inc. (a)	10	357
Ziff Davis, Inc. (a)	6	430
ZoomInfo Technologies Inc. - Class A (a)	34	870
		383,279
Consumer Staples 6.2%
Albertsons Companies, Inc. - Class A	18	384
Altria Group, Inc.	208	9,439

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Archer-Daniels-Midland Company	64	4,815
Bellring Intermediate Holdings, Inc. (a)	14	496
BJ's Wholesale Club Holdings, Inc. (a)	17	1,072
Brown-Forman Corporation - Class A	7	507
Brown-Forman Corporation - Class B	22	1,484
Bunge Limited	17	1,636
Cal-Maine Foods, Inc.	5	232
Campbell Soup Company	24	1,098
Casey's General Stores, Inc.	5	1,143
Celsius Holdings, Inc. (a)	4	585
Church & Dwight Co., Inc.	29	2,878
Coca-Cola Consolidated, Inc.	—	311
Colgate-Palmolive Company	95	7,339
Conagra Brands, Inc.	57	1,931
Constellation Brands, Inc. - Class A	19	4,676
Costco Wholesale Corporation	52	27,802
Coty Inc. - Class A (a)	40	492
Darling Ingredients Inc. (a)	19	1,229
Dollar General Corporation	25	4,303
Dollar Tree, Inc. (a)	24	3,506
e.l.f. Beauty, Inc. (a)	7	785
Edgewell Personal Care Colombia S A S	6	241
Energizer Holdings, Inc.	10	319
Flowers Foods, Inc.	28	694
Freshpet, Inc. (a) (b)	6	413
General Mills, Inc.	69	5,317
Grocery Outlet Holding Corp. (a)	7	221
Hormel Foods Corporation	33	1,343
Hostess Brands, Inc. - Class A (a)	13	332
Ingredion Incorporated	7	740
Inter Parfums, Inc.	2	283
J&J Snack Foods Corp.	2	390
Kellogg Company	29	1,940
Keurig Dr Pepper Inc.	95	2,960
Kimberly-Clark Corporation	39	5,370
Kraft Foods Group, Inc.	94	3,321
Lamb Weston Holdings, Inc.	17	1,940
Lancaster Colony Corporation	2	459
McCormick & Company, Incorporated	29	2,525
MGPI Processing, Inc.	2	247
Molson Coors Beverage Company - Class B	21	1,353
Mondelez International, Inc. - Class A	160	11,635
Monster Beverage 1990 Corporation (a)	89	5,120
National Beverage Corp. (a)	4	182
Olaplex Holdings, Inc. (a)	7	27
PepsiCo, Inc.	160	29,639
Performance Food Group Company (a)	19	1,166
Philip Morris International Inc.	180	17,555
Pilgrim's Pride Corporation (a)	8	169
Post Holdings, Inc. (a)	5	460
PriceSmart, Inc.	4	279
Reynolds Consumer Products Inc.	9	252
Seaboard Corporation	—	146
Spectrum Brands Holdings, Inc.	5	380
Sprouts Farmers Market, Inc. (a)	13	465
Sysco Corporation	60	4,469
Target Corporation	53	7,012
The Boston Beer Company, Inc. - Class A (a)	1	217
The Clorox Company	14	2,221
The Coca-Cola Company	453	27,254
The Estee Lauder Companies Inc. - Class A	27	5,307
The Hershey Company	17	4,283
The J.M. Smucker Company	13	1,890
The Kroger Co.	76	3,572
The Procter & Gamble Company	274	41,587
The Simply Good Foods Company (a)	6	207
Treehouse Foods, Inc. (a)	5	264
Tyson Foods, Inc. - Class A	31	1,602
US Foods Holding Corp. (a)	28	1,230
Walgreens Boots Alliance, Inc.	80	2,269
Walmart Inc.	163	25,623
WD-40 Company	1	273
		305,306
Energy 4.1%
Antero Midstream Corporation	41	480
Antero Resources Corporation (a)	29	668
Apa Corp.	39	1,329
Arch Resources, Inc. - Class A	2	184
Baker Hughes Company - Class A	118	3,715
Cactus, Inc. - Class A	7	309
California Resources Corporation	6	274
Callon Petroleum Company (a)	7	241
ChampionX Corporation	25	788
Cheniere Energy, Inc.	28	4,236
Chesapeake Energy Corporation	11	917
Chevron Corporation	203	31,877
Chord Energy Corporation	5	729
Civitas Resources, Inc.	4	312
CNX Resources Corporation (a)	19	344
Comstock Resources, Inc. (b)	12	143
ConocoPhillips	140	14,492
CONSOL Energy Inc.	3	228
Coterra Energy Inc.	86	2,164
CVR Energy, Inc. (b)	—	2
Denbury Inc. (a)	6	507
Devon Energy Corporation	77	3,709
Diamondback Energy, Inc.	21	2,790
DT Midstream, Inc.	12	614
EOG Resources, Inc.	69	7,844
EQT Corporation	40	1,661
Equitrans Midstream Corporation	42	398
Exxon Mobil Corporation	471	50,518
Halliburton Company	106	3,494
Helmerich & Payne, Inc.	15	527
Hess Corporation	32	4,391
HF Sinclair Corporation	14	634
Kinder Morgan, Inc.	232	3,998
Kosmos Energy Ltd. (a)	54	324
Liberty Energy Inc. - Class A	18	235
Magnolia Oil & Gas Corporation - Class A	20	417
Marathon Oil Corporation	68	1,560
Marathon Petroleum Corporation	49	5,696
Matador Resources Company	15	792
Murphy Oil Corporation	20	768
New Fortress Energy Inc. - Class A (b)	6	160
Northern Oil and Gas Incorporated	7	252
Nov Inc.	44	704
Occidental Petroleum Corporation	85	4,982
ONEOK, Inc.	53	3,298
Ovintiv Canada ULC (b)	30	1,157
Patterson-UTI Energy, Inc.	30	360
PBF Energy Inc. - Class A	12	493
PDC Energy, Inc.	11	796
Peabody Energy Corporation	13	281
Permian Resources Corporation - Class A	31	341
Phillips 66	52	4,982
Pioneer Natural Resources Company	27	5,644
Range Resources Corporation	28	821
Schlumberger Limited	164	8,078
SM Energy Company	17	551
Southwestern Energy Company (a)	126	755
Targa Resources Corp.	27	2,045
Texas Pacific Land Corporation	1	900
The Williams Companies, Inc.	143	4,676
Transocean Ltd. (a) (b) (c)	81	566
Valaris Limited (a)	6	371
Valero Energy Corporation	42	4,889
Weatherford International Public Limited Company (a)	8	518
		201,929
Real Estate 2.8%
Agree Realty Corporation	10	683
Alexandria Real Estate Equities, Inc.	18	2,022
American Homes 4 Rent - Class A	37	1,316
American Tower Corporation	54	10,545
Americold Realty Trust	28	896
Apartment Income REIT Corp.	18	634

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Apple Hospitality REIT, Inc.	31	470
AvalonBay Communities, Inc.	16	3,053
Boston Properties, Inc.	15	873
Brixmor Property Group Inc.	34	755
Broadstone Net Lease, Inc.	18	273
Camden Property Trust	13	1,408
CBRE Group, Inc. - Class A (a)	37	2,985
Corporate Office Properties Trust	15	347
Cousins Properties Incorporated	21	473
Crown Castle Inc.	51	5,762
Cubesmart, L.P.	26	1,177
Cushman & Wakefield PLC (a)	18	145
Digital Realty Trust, Inc.	33	3,785
Douglas Emmett, Inc.	13	162
EastGroup Properties, Inc.	6	974
EPR Properties	10	468
Equinix, Inc.	11	8,492
Equity Commonwealth	5	111
Equity Lifestyle Properties, Inc.	20	1,364
Equity Residential	39	2,577
Essential Properties Realty Trust, Inc.	16	384
Essex Property Trust, Inc.	7	1,738
Extra Space Storage Inc.	16	2,354
Federal Realty Investment Trust	7	724
First Industrial Realty Trust, Inc.	14	724
Four Corners Property Trust, Inc.	12	314
Gaming and Leisure Properties, Inc.	30	1,447
Healthpeak OP, LLC	64	1,283
Highwoods Properties, Inc.	15	353
Host Hotels & Resorts, Inc.	82	1,382
Independence Realty Trust, Inc.	25	462
Invitation Homes Inc.	69	2,358
Iron Mountain Incorporated	35	1,973
Jones Lang LaSalle Incorporated (a)	5	835
Kennedy-Wilson Holdings, Inc.	15	237
Kilroy Realty Corporation	13	391
Kite Realty Naperville, LLC	29	644
KRC Interim Corp.	76	1,492
Lamar Advertising Company - Class A	10	951
Life Storage Inc.	9	1,246
LXP Industrial Trust	26	249
Medical Properties Trust, Inc. (b)	64	597
Mid-America Apartment Communities, Inc.	13	1,966
National Health Investors, Inc.	4	184
National Storage Affiliates Trust	11	368
NNN REIT, Inc.	20	838
Omega Healthcare Investors, Inc.	25	776
OUTFRONT Media Inc.	19	306
Park Hotels & Resorts Inc.	27	352
Phillips Edison & Company, Inc.	13	449
Physicians Realty Trust	30	426
PotlatchDeltic Corporation	9	457
ProLogis Inc.	108	13,245
Public Storage	18	5,297
Rayonier Inc.	20	617
Realty Income Corporation	78	4,675
Regency Centers Corporation	18	1,137
Rexford Industrial Realty, Inc.	25	1,304
Ryman Hospitality Properties, Inc.	8	717
Sabra Health Care REIT, Inc.	31	365
SBA Communications Corporation - Class A	13	2,954
Simon Property Group, Inc.	38	4,436
SITE Centers Corp.	24	315
Spirit Realty Capital, Inc.	16	647
STAG Industrial, Inc.	22	795
Sun Communities, Inc.	14	1,865
Sunstone Hotel Investors, Inc.	30	307
Terreno Realty Corporation	10	589
The Howard Hughes Corporation (a)	4	281
The Macerich Company	30	340
The St. Joe Company	5	226
UDR, Inc.	36	1,554
Ventas, Inc.	48	2,277
VICI Properties Inc.	117	3,675
Vornado Realty Trust	23	411
W.P. Carey Inc.	25	1,663
Welltower OP LLC	58	4,715
Weyerhaeuser Company	86	2,871
Zillow Group, Inc. - Class A (a)	6	295
Zillow Group, Inc. - Class C (a)	19	940
		138,523
Materials 2.7%
Air Products and Chemicals, Inc.	26	7,798
Albemarle Corporation	14	3,041
Alcoa Corporation	21	700
Alpha Metallurgical Resources, Inc.	1	239
Amcor Pty Ltd	164	1,638
AptarGroup, Inc.	8	947
Arconic Corporation (a)	16	467
Ashland Inc.	5	461
ATI Inc. (a)	16	713
Avery Dennison Corporation	9	1,555
Avient Corporation	10	424
Axalta Coating Systems Ltd. (a)	22	711
Balchem Corporation	4	595
Ball Corporation	35	2,061
Berry Global Group, Inc.	14	896
Cabot Corporation	5	341
Carpenter Technology Corporation	5	267
Celanese Corporation - Class A	12	1,433
CF Industries Holdings, Inc.	23	1,610
Cleveland-Cliffs Inc. (a)	65	1,086
Commercial Metals Company	14	743
Corteva, Inc.	83	4,749
Crown Holdings, Inc.	14	1,254
Dow Inc.	82	4,393
DuPont de Nemours, Inc.	52	3,723
Eagle Materials Inc.	5	906
Eastman Chemical Company	14	1,202
Ecolab Inc.	28	5,276
Element Solutions Inc.	31	587
FMC Corporation	15	1,560
Freeport-McMoRan Inc.	167	6,690
Graphic Packaging Holding Company	36	870
Greif, Inc. - Class A	4	299
H.B. Fuller Company	6	428
Hecla Mining Company	81	415
Huntsman Corporation	19	519
Ingevity Corporation (a)	3	182
Innospec Inc.	4	401
International Flavors & Fragrances Inc.	29	2,320
International Paper Company	38	1,210
Legacy Vulcan Corp.	15	3,479
Linde Public Limited Company	57	21,604
Livent Corporation (a) (b)	21	567
Louisiana-Pacific Corporation (W VA)	9	668
LyondellBasell Industries N.V. - Class A	30	2,783
Martin Marietta Materials, Inc.	7	3,232
MOS Holdings Inc.	39	1,348
MP Materials Corp. - Class A (a)	10	218
NewMarket Corporation	1	351
Newmont Corporation	91	3,879
Nucor Corporation	30	4,854
O-I Glass, Inc. (a)	14	307
Olin Corporation	15	788
Packaging Corporation of America	10	1,289
PPG Industries, Inc.	27	4,027
Quaker Chemical Corporation	1	179
Reliance Steel & Aluminum Co.	7	1,873
Royal Gold, Inc.	9	992
RPM International Inc.	15	1,358
Sealed Air Corporation	17	674
Sensient Technologies Corporation	6	404
Silgan Holdings Inc.	10	468
Sonoco Products Company	10	600
Southern Copper Corporation	8	587
Steel Dynamics, Inc.	19	2,026
Stepan Company	4	336
Summit Materials, Inc. - Class A (a)	16	591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Chemours Company	18	662
The Scotts Miracle-Gro Company (b)	3	188
The Sherwin-Williams Company	27	7,180
United States Steel Corporation	28	694
Westlake Corporation (b)	4	529
WestRock Company	29	854
Worthington Industries, Inc.	2	125
		134,424
Utilities 2.5%
ALLETE, Inc.	7	404
Alliant Energy Corporation	27	1,439
Ameren Corporation	30	2,470
American Electric Power Company, Inc.	59	4,938
American States Water Company	5	409
American Water Works Company, Inc.	22	3,194
Atmos Energy Corporation	17	1,928
AVANGRID, Inc.	9	345
Avista Corporation	7	291
Black Hills Corporation	8	501
California Water Service Group	5	233
CenterPoint Energy, Inc.	75	2,177
Chesapeake Utilities Corporation	1	174
Clearway Energy, Inc. - Class A	5	140
Clearway Energy, Inc. - Class C	10	271
CMS Energy Corporation	34	1,981
Consolidated Edison, Inc.	42	3,754
Constellation Energy Group, Inc.	38	3,502
Dominion Energy, Inc.	95	4,927
DTE Energy Company	25	2,724
Duke Energy Corporation	90	8,098
Edison International	45	3,103
Entergy Corporation	24	2,314
Essential Utilities, Inc.	31	1,252
Evergy, Inc.	28	1,628
Eversource Energy	42	2,952
Exelon Corporation	118	4,793
FirstEnergy Corp.	64	2,473
Hawaiian Electric Industries, Inc.	15	538
IDACORP, Inc.	7	710
MGE Energy, Inc.	3	201
National Fuel Gas Company	11	572
New Jersey Resources Corporation	11	519
NextEra Energy, Inc.	234	17,397
NiSource Inc.	46	1,263
NorthWestern Corporation	8	473
NRG Energy, Inc.	28	1,033
OGE Energy Corp.	25	896
One Gas, Inc.	6	428
Ormat Technologies, Inc.	7	547
Otter Tail Corporation (b)	5	379
PG&E Corporation (a)	191	3,308
Pinnacle West Capital Corporation	12	992
PNM Resources, Inc.	11	518
Portland General Electric Company	13	590
PPL Corporation	86	2,276
Public Service Enterprise Group Incorporated	58	3,627
Sempra Energy	37	5,337
SJW Group	3	211
Southwest Gas Holdings, Inc.	6	396
Spire Inc.	4	285
Sunnova Energy International Inc. (a) (b)	10	187
The AES Corporation	77	1,590
The Southern Company	126	8,851
UGI Corporation	22	591
Vistra Corp.	42	1,104
WEC Energy Group Inc.	37	3,269
Xcel Energy Inc.	63	3,909
		124,412
Total Common Stocks (cost $4,747,911)		4,923,903
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	30,442	30,442
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	8,224	8,224
Total Short Term Investments (cost $38,666)		38,666
Total Investments 100.1% (cost $4,786,577)		4,962,569
Other Derivative Instruments 0.0%		403
Other Assets and Liabilities, Net (0.1)%		(7,096)
Total Net Assets 100.0%		4,955,876

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Mellon U.S. Stock Market Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	163	—	—	6	—	(20)	143	—
The Bank of New York Mellon Corporation	4,117	—	431	—	—	(57)	3,629	0.1
	4,280	—	431	6	—	(77)	3,772	0.1

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	5,009	5,208	0.1
Transocean Ltd.	06/17/22	284	566	—
		5,293	5,774	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	42	September 2023	3,953	13	44
S&P 500 Index	145	September 2023	32,022	390	518
				403	562

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,923,903	—	—	4,923,903
Short Term Investments	38,666	—	—	38,666
	4,962,569	—	—	4,962,569
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	562	—	—	562
	562	—	—	562

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.4%
Utilities 99.3%
ALLETE, Inc.	25	1,456
Alliant Energy Corporation	110	5,759
Ameren Corporation	115	9,368
American Electric Power Company, Inc.	225	18,934
American States Water Company	16	1,406
American Water Works Company, Inc.	85	12,137
Atmos Energy Corporation	63	7,342
AVANGRID, Inc.	30	1,145
Avista Corporation	33	1,302
Black Hills Corporation	29	1,751
California Water Service Group	25	1,270
CenterPoint Energy, Inc.	276	8,035
Chesapeake Utilities Corporation	8	931
Clearway Energy, Inc. - Class A	15	406
Clearway Energy, Inc. - Class C	36	1,030
CMS Energy Corporation	127	7,484
Consolidated Edison, Inc.	151	13,684
Constellation Energy Group, Inc.	142	12,973
Dominion Energy, Inc.	365	18,911
DTE Energy Company	90	9,905
Duke Energy Corporation	337	30,209
Edison International	167	11,618
Entergy Corporation	92	8,993
Essential Utilities, Inc.	105	4,199
Evergy, Inc.	100	5,858
Eversource Energy	152	10,807
Exelon Corporation	435	17,699
FirstEnergy Corp.	238	9,242
Hawaiian Electric Industries, Inc.	48	1,735
IDACORP, Inc.	22	2,268
MGE Energy, Inc.	16	1,252
New Jersey Resources Corporation	42	2,002
NextEra Energy, Inc.	884	65,582
NiSource Inc.	180	4,930
NorthWestern Corporation	26	1,487
NRG Energy, Inc.	101	3,760
OGE Energy Corp.	87	3,135
One Gas, Inc.	24	1,859
Ormat Technologies, Inc.	23	1,848
Otter Tail Corporation (a)	18	1,440
PG&E Corporation (b)	706	12,202
Pinnacle West Capital Corporation	50	4,037
PNM Resources, Inc.	38	1,691
Portland General Electric Company	42	1,973
PPL Corporation	322	8,519
Public Service Enterprise Group Incorporated	218	13,646
Sempra Energy	138	20,010
SJW Group	12	841
Southwest Gas Holdings, Inc.	29	1,819
Spire Inc.	23	1,451
The AES Corporation	292	6,058
The Southern Company	476	33,460
UGI Corporation	92	2,467
Vistra Corp.	153	4,027
WEC Energy Group Inc.	138	12,158
Xcel Energy Inc.	240	14,946
		464,457
Energy 0.1%
New Fortress Energy Inc. - Class A (a)	20	547
Total Common Stocks (cost $505,652)		465,004
Total Investments 99.4% (cost $505,652)		465,004
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net 0.6%		2,784
Total Net Assets 100.0%		467,822

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	43	September 2023	2,870	34	(6)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	465,004	—	—	465,004
	465,004	—	—	465,004
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(6)	—	—	(6)
	(6)	—	—	(6)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.4%
United States of America 65.9%
3M Company	4	372
Abbott Laboratories	12	1,286
AbbVie Inc.	12	1,606
Activision Blizzard, Inc. (a)	5	410
Adobe Inc. (a)	3	1,521
Advance Auto Parts, Inc.	—	30
Advanced Micro Devices, Inc. (a)	11	1,242
AFLAC Incorporated	4	256
Agilent Technologies, Inc.	2	244
Agilon Health Management, Inc. (a) (b)	1	25
Air Products and Chemicals, Inc.	2	449
Airbnb, Inc. - Class A (a)	3	353
Akamai Technologies, Inc. (a)	1	96
Albemarle Corporation	1	176
Albertsons Companies, Inc. - Class A	1	25
Alexandria Real Estate Equities, Inc.	1	130
Align Technology, Inc. (a)	—	174
Allegion Public Limited Company	1	70
Alliant Energy Corporation	2	89
Ally Financial Inc.	2	51
Alnylam Pharmaceuticals, Inc. (a)	1	155
Alphabet Inc. - Class A (a)	40	4,835
Alphabet Inc. - Class C (a)	35	4,215
Altria Group, Inc.	12	545
Amazon.com, Inc. (a)	61	7,927
Ameren Corporation	2	146
American Electric Power Company, Inc.	3	284
American Express Company	4	709
American Financial Group, Inc.	—	52
American International Group, Inc.	5	281
American Tower Corporation	3	619
American Water Works Company, Inc.	1	193
Ameriprise Financial, Inc.	1	240
AmerisourceBergen Corporation	1	200
AMETEK, Inc.	2	251
Amgen Inc.	4	812
Amphenol Corporation - Class A	4	348
Analog Devices, Inc.	3	665
Annaly Capital Management, Inc.	3	59
ANSYS, Inc. (a)	1	192
Apa Corp.	2	65
Apollo Asset Management, Inc.	3	223
Apple Inc.	101	19,518
Applied Materials, Inc.	6	833
Aptiv PLC (a)	2	187
Aramark	2	79
Archer-Daniels-Midland Company	4	272
Arista Networks, Inc. (a)	2	264
Arthur J. Gallagher & Co.	1	315
AT&T Inc.	48	765
Atmos Energy Corporation	1	120
Autodesk, Inc. (a)	1	306
Automatic Data Processing, Inc.	3	614
AutoZone, Inc. (a)	—	324
AvalonBay Communities, Inc.	1	182
AVANGRID, Inc.	—	14
Avantor, Inc. (a)	4	88
Avery Dennison Corporation	1	97
Baker Hughes Company - Class A	7	220
Ball Corporation	2	128
Bank of America Corporation	48	1,364
Bath & Body Works, Inc.	1	47
Baxter International Inc.	3	157
Becton, Dickinson and Company	2	513
Bentley Systems, Incorporated - Class B	1	64
Berkshire Hathaway Inc. - Class B (a)	12	4,142
Best Buy Co., Inc.	1	102
Bill Holdings, Inc. (a)	1	71
Biogen Inc. (a)	1	272
BioMarin Pharmaceutical Inc. (a)	1	109
Bio-Rad Laboratories, Inc. - Class A (a)	—	53
Bio-Techne Corporation	1	81
BlackRock, Inc.	1	702
Blackstone Inc. - Class A	5	443
Block, Inc. - Class A (a)	4	246
Booking Holdings Inc. (a)	—	683
Booz Allen Hamilton Holding Corporation - Class A	1	100
BorgWarner Inc.	2	80
Boston Properties, Inc.	1	54
Boston Scientific Corporation (a)	10	516
Bristol-Myers Squibb Company	14	911
Broadcom Inc.	3	2,453
Broadridge Financial Solutions, Inc.	1	130
Brookfield Renewable Corporation - Class A	1	24
Brown & Brown, Inc.	2	109
Brown-Forman Corporation - Class A	—	26
Brown-Forman Corporation - Class B	1	84
Bunge Limited	1	93
Burlington Stores, Inc. (a)	—	73
C.H. Robinson Worldwide, Inc.	1	73
Cadence Design Systems, Inc. (a)	2	437
Caesars Entertainment, Inc. (a)	1	71
Camden Property Trust	1	83
Campbell Soup Company	1	55
Capital One Financial Corporation	3	292
Cardinal Health, Inc.	2	171
CarMax, Inc. (a)	1	95
Carrier Global Corporation	6	288
Catalent, Inc. (a)	1	53
Caterpillar Inc.	4	879
CBRE Group, Inc. - Class A (a)	2	180
CDW Corp.	1	161
Celanese Corporation - Class A	1	70
Centene Corporation (a)	4	254
CenterPoint Energy, Inc.	4	124
Ceridian HCM Holding Inc. (a)	1	75
CF Industries Holdings, Inc.	1	86
Charles River Laboratories International, Inc. (a)	—	67
Cheniere Energy, Inc.	2	262
Chevron Corporation	12	1,861
Chipotle Mexican Grill, Inc. (a)	—	396
Chubb Limited	3	541
Church & Dwight Co., Inc.	2	164
Cigna Corporation	2	576
Cincinnati Financial Corporation	1	101
Cintas Corporation	1	293
Cisco Systems, Inc.	28	1,442
Citigroup Inc.	13	599
Citizens Financial Group, Inc.	3	89
Cloudflare, Inc. - Class A (a)	2	120
CME Group Inc. - Class A	2	448
CMS Energy Corporation	2	115
Cognex Corporation	1	68
Cognizant Technology Solutions Corporation - Class A	3	216
Coinbase Global, Inc. - Class A (a)	1	78
Colgate-Palmolive Company	6	439
Comcast Corporation - Class A	28	1,181
Conagra Brands, Inc.	3	111
ConocoPhillips	8	859
Consolidated Edison, Inc.	2	225
Constellation Brands, Inc. - Class A	1	274
Constellation Energy Group, Inc.	2	194
Copart, Inc. (a)	3	264
Corebridge Financial, Inc.	1	16
Corning Incorporated	5	176
Corteva, Inc.	5	276
CoStar Group, Inc. (a)	3	240
Costco Wholesale Corporation	3	1,619
Coterra Energy Inc.	5	124
CrowdStrike Holdings, Inc. - Class A (a)	1	219
Crown Castle Inc.	3	332
Crown Holdings, Inc.	1	74
CSX Corporation	14	489
Cummins Inc.	1	238
CVS Health Corporation	9	611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	2	257
Danaher Corporation	5	1,095
Darden Restaurants, Inc.	1	135
Datadog, Inc. - Class A (a)	2	169
DaVita Inc. (a)	—	30
Deere & Company	2	733
Dell Technologies Inc. - Class C	1	80
Delta Air Lines, Inc. (a)	4	206
Dentsply Sirona Inc.	2	60
Devon Energy Corporation	5	218
DexCom, Inc. (a)	3	340
Diamondback Energy, Inc.	1	165
Digital Realty Trust, Inc.	2	229
Discover Financial Services	2	219
DocuSign, Inc. (a)	1	68
Dollar General Corporation	2	255
Dollar Tree, Inc. (a)	1	206
Dominion Energy, Inc.	6	297
Domino's Pizza, Inc.	—	84
Doordash, Inc. - Class A (a)	2	145
Dover Corporation	1	142
Dow Inc.	5	245
DTE Energy Company	1	145
Duke Energy Corporation	5	473
DuPont de Nemours, Inc.	3	228
Dynatrace, Inc. (a)	1	66
East West Bancorp, Inc.	1	50
Eastman Chemical Company	1	59
Eaton Corporation Public Limited Company	3	543
eBay Inc.	4	172
Ecolab Inc.	2	315
Edison International	3	180
Edwards Lifesciences Corporation (a)	4	398
Electronic Arts Inc.	2	233
Elevance Health, Inc.	2	716
Eli Lilly and Company	5	2,507
Emerson Electric Co.	4	349
Emersub CX, Inc. (a)	—	33
Enphase Energy, Inc. (a)	1	157
Entegris, Inc.	1	113
Entergy Corporation	1	137
EOG Resources, Inc.	4	461
EPAM Systems, Inc. (a)	—	86
EQT Corporation	2	99
Equifax Inc.	1	195
Equinix, Inc.	1	497
Equitable Holdings, Inc.	2	68
Equity Lifestyle Properties, Inc.	1	80
Equity Residential	2	155
Essex Property Trust, Inc.	—	104
ETSY, Inc. (a)	1	69
Evergy, Inc.	2	94
Eversource Energy	2	164
Exact Sciences Corporation (a)	1	108
Exelon Corporation	7	268
Expedia Group, Inc. (a)	1	111
Expeditors International of Washington, Inc.	1	128
Extra Space Storage Inc.	1	137
Exxon Mobil Corporation	27	2,938
F5, Inc. (a)	—	61
FactSet Research Systems Inc.	—	103
Fair Isaac Corporation (a)	—	139
Fastenal Company	4	226
Federal Realty Investment Trust	—	46
FedEx Corporation	2	387
Fidelity National Financial, Inc. - Class A	2	69
Fidelity National Information Services, Inc.	4	212
Fifth Third Bancorp	5	126
First Solar, Inc. (a)	1	129
FirstEnergy Corp.	4	147
Fiserv, Inc. (a)	4	535
FleetCor Technologies, Inc. (a)	—	124
FMC Corporation	1	92
Ford Motor Company	26	393
Former Charter Communications Parent, Inc. - Class A (a)	1	271
Fortinet, Inc. (a)	5	346
Fortive Corporation	2	172
Fortune Brands Innovations, Inc.	1	65
Fox Corporation - Class A	2	80
Fox Corporation - Class B	1	19
Franklin Resources, Inc.	2	50
Freeport-McMoRan Inc.	10	394
Gartner, Inc. (a)	1	179
GE HealthCare Technologies Inc.	3	207
Gen Digital Inc.	4	74
General Dynamics Corporation	2	336
General Electric Company	7	817
General Mills, Inc.	4	300
General Motors Company	9	363
Genuine Parts Company	1	163
Gilead Sciences, Inc.	8	655
Global Payments Inc.	2	179
Globe Life Inc.	1	71
GoDaddy Inc. - Class A (a)	1	89
Halliburton Company	6	196
Hasbro, Inc.	1	59
HCA Healthcare, Inc.	1	429
Healthpeak OP, LLC	4	74
HEICO Corporation	—	50
HEICO Corporation - Class A	1	71
Henry Schein, Inc. (a)	1	80
Hess Corporation	2	252
Hewlett Packard Enterprise Company	8	135
Hilton Worldwide Holdings Inc.	2	254
Hologic, Inc. (a)	2	137
Honeywell International Inc.	5	948
Horizon Therapeutics Public Limited Company (a)	2	158
Hormel Foods Corporation	2	74
Host Hotels & Resorts, Inc.	5	80
Howmet Aerospace Inc.	2	116
HP, Inc.	6	185
Hubbell Incorporated	—	122
HubSpot, Inc. (a)	—	196
Humana Inc.	1	376
Huntington Bancshares Incorporated	9	102
Huntington Ingalls Industries, Inc.	—	58
IDEX Corporation	1	111
IDEXX Laboratories, Inc. (a)	1	288
Illinois Tool Works Inc.	2	468
Illumina, Inc. (a)	1	198
Incyte Corporation (a)	1	80
Ingersoll Rand Inc.	3	186
Insulet Corporation (a)	—	131
Intel Corporation	28	945
Intercontinental Exchange, Inc.	4	434
International Business Machines Corporation	6	812
International Flavors & Fragrances Inc.	2	135
International Paper Company	2	71
Intuit Inc.	2	871
Intuitive Surgical, Inc. (a)	2	811
Invesco Ltd.	3	53
Invitation Homes Inc.	4	136
IQVIA Holdings Inc (a)	1	289
Iron Mountain Incorporated	2	112
J.B. Hunt Transport Services, Inc.	1	106
Jack Henry & Associates, Inc.	1	85
Jacobs Solutions Inc.	1	110
Jazz Pharmaceuticals Public Limited Company (a)	—	54
Johnson & Johnson	18	2,931
Johnson Controls International Public Limited Company	5	324
JPMorgan Chase & Co.	20	2,891
Juniper Networks, Inc.	2	65
K.K.R. Co., Inc. - Class A	4	220
Kellogg Company	2	118
Keurig Dr Pepper Inc.	6	183
KeyCorp	6	55
Keysight Technologies, Inc. (a)	1	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Kimberly-Clark Corporation	2	315
Kinder Morgan, Inc.	13	229
KLA Corporation	1	452
Kraft Foods Group, Inc.	5	192
KRC Interim Corp.	4	77
L3Harris Technologies, Inc.	1	245
Laboratory Corporation of America Holdings	1	143
Lam Research Corporation	1	579
Lamb Weston Holdings, Inc.	1	105
Las Vegas Sands Corp. (a)	2	130
Lear Corporation	—	54
Legacy Vulcan Corp.	1	201
Leidos Holdings, Inc.	1	83
Lennar Corporation - Class A	2	222
Lennar Corporation - Class B	—	12
Lennox International Inc.	—	79
Liberty Broadband Corporation - Series A (a)	—	13
Liberty Broadband Corporation - Series C (a)	1	64
Liberty Media Corporation - Series A (a)	—	19
Liberty Media Corporation - Series A (a)	1	22
Liberty Media Corporation - Series C (a)	1	35
Liberty Media Corporation - Series C (a)	2	116
Live Nation Entertainment, Inc. (a)	1	81
LKQ Corporation	2	96
Lockheed Martin Corporation	2	711
Loews Corporation	1	82
Lowe`s Companies, Inc.	4	915
LPL Financial Holdings Inc.	1	116
Lucid Group, Inc. (a) (b)	4	25
LyondellBasell Industries N.V. - Class A	2	161
M&T Bank Corporation	1	149
Marathon Oil Corporation	5	109
Marathon Petroleum Corporation	3	335
Markel Group Inc. (a)	—	129
MarketAxess Holdings Inc.	—	69
Marriott International, Inc. - Class A	2	335
Marsh & Mclennan Companies, Inc.	3	628
Martin Marietta Materials, Inc.	—	191
Marvell Technology, Inc.	6	338
Masco Corporation	2	95
MasterCard Incorporated - Class A	6	2,246
Match Group, Inc. (a)	2	77
McCormick & Company, Incorporated	2	151
McDonald's Corporation	5	1,479
McKesson Corporation	1	403
Merck & Co., Inc.	17	1,983
Meta Platforms, Inc. - Class A (a)	15	4,328
MetLife, Inc.	4	244
Mettler-Toledo International Inc. (a)	—	197
MGM Resorts International	2	97
Microchip Technology Incorporated	4	329
Micron Technology, Inc.	7	461
Microsoft Corporation	51	17,238
Mid-America Apartment Communities, Inc.	1	116
Moderna, Inc. (a)	2	276
Molina Healthcare, Inc. (a)	—	122
Molson Coors Beverage Company - Class B	1	82
Mondelez International, Inc. - Class A	9	667
MongoDB, Inc. - Class A (a)	—	182
Monolithic Power Systems, Inc.	—	172
Monster Beverage 1990 Corporation (a)	5	293
Moody's Corporation	1	362
Morgan Stanley	9	759
MOS Holdings Inc.	2	77
Motorola Solutions, Inc.	1	335
MSCI Inc. - Class A	1	260
Nasdaq, Inc.	2	113
NetApp, Inc.	2	117
Netflix, Inc. (a)	3	1,329
Neurocrine Biosciences, Inc. (a)	1	56
Newmont Corporation	5	233
News Corporation - Class A	3	56
News Corporation - Class B	1	16
NextEra Energy, Inc.	14	1,036
Nike, Inc. - Class B	9	940
NiSource Inc.	3	73
Norfolk Southern Corporation	2	348
Northern Trust Corporation	1	105
Northrop Grumman Corporation	1	438
NRG Energy, Inc.	2	63
Nucor Corporation	2	280
NVIDIA Corporation	17	7,123
NVR, Inc. (a)	—	127
Occidental Petroleum Corporation	5	287
Okta, Inc. - Class A (a)	1	68
Old Dominion Freight Line, Inc.	1	233
Omnicom Group Inc.	1	133
On Semiconductor Corporation (a)	3	269
ONEOK, Inc.	3	189
Oracle Corporation	10	1,245
O'Reilly Automotive, Inc. (a)	—	402
Otis Worldwide Corporation	3	246
Owens Corning	1	76
PACCAR Inc	4	295
Packaging Corporation of America	1	76
Palantir Technologies Inc. - Class A (a)	12	190
Palo Alto Networks, Inc. (a)	2	522
Paramount Global - Class B	3	52
Parker-Hannifin Corporation	1	344
Paychex, Inc.	2	252
Paycom Software, Inc.	—	108
Paylocity Holding Corporation (a)	—	48
PayPal Holdings, Inc. (a)	8	507
Pentair Public Limited Company	1	74
PepsiCo, Inc.	9	1,724
Pfizer Inc.	38	1,402
PG&E Corporation (a)	11	183
Philip Morris International Inc.	10	1,021
Phillips 66	3	297
Pinnacle West Capital Corporation	1	66
Pinterest, Inc. - Class A (a)	4	101
Pioneer Natural Resources Company	2	325
Pool Corporation	—	97
PPG Industries, Inc.	2	240
PPL Corporation	5	134
Principal Financial Group, Inc.	1	111
ProLogis Inc.	6	767
Prudential Financial, Inc.	2	220
PTC Inc. (a)	1	107
Public Service Enterprise Group Incorporated	3	211
Public Storage	1	318
PulteGroup, Inc.	2	118
Qiagen N.V. (a)	2	73
Qorvo, Inc. (a)	1	77
Qualcomm Incorporated	8	907
Quanta Services, Inc.	1	184
Quest Diagnostics Incorporated	1	106
Raymond James Financial, Inc.	1	133
Raytheon Technologies Corporation	10	975
Realty Income Corporation	5	305
Regency Centers Corporation	1	67
Regeneron Pharmaceuticals, Inc. (a)	1	518
Regions Financial Corporation	7	120
Reinsurance Group of America, Incorporated	—	68
Republic Services, Inc.	1	204
ResMed Inc.	1	214
Revvity, Inc.	1	101
Rivian Automotive, Inc. - Class A (a) (b)	4	64
Roblox Corporation - Class A (a)	3	102
Rockwell Automation, Inc.	1	255
Rollins, Inc.	2	69
Roper Technologies, Inc.	1	342
Ross Stores, Inc.	2	256
Royal Caribbean Cruises Ltd.	1	155
Royalty Pharma PLC - Class A	2	74
S&P Global Inc.	2	894
Salesforce, Inc. (a)	7	1,429
SBA Communications Corporation - Class A	1	173
Schlumberger Limited	10	482
Seagen Inc. (a)	1	187

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SEI Investments Company	1	44
Sempra Energy	2	315
ServiceNow, Inc. (a)	1	781
Simon Property Group, Inc.	2	259
Sirius XM Holdings Inc. (b)	3	15
Skyworks Solutions, Inc.	1	124
Snap Inc. - Class A (a)	6	66
Snap-on Incorporated	—	106
Snowflake Inc. - Class A (a)	2	347
SolarEdge Technologies Ltd. (a)	—	105
Southern Copper Corporation	1	43
Southwest Airlines Co.	4	145
Splunk Inc. (a)	1	116
SS&C Technologies Holdings, Inc.	1	88
Stanley Black & Decker, Inc.	1	104
Starbucks Corporation	8	769
State Street Corporation	2	181
Steel Dynamics, Inc.	1	118
Stryker Corporation	2	697
Sun Communities, Inc.	1	115
Synchrony Financial	3	96
Synopsys, Inc. (a)	1	454
Sysco Corporation	3	258
T. Rowe Price Group, Inc.	2	174
Take-Two Interactive Software, Inc. (a)	1	165
Tapestry, Inc.	2	65
Targa Resources Corp.	1	113
Target Corporation	3	415
Teledyne Technologies Incorporated (a)	—	135
Teleflex Incorporated	—	75
Teradyne, Inc.	1	118
Tesla Inc. (a)	18	4,803
Texas Instruments Incorporated	6	1,109
Texas Pacific Land Corporation	—	55
Textron Inc.	2	102
The AES Corporation	4	91
The Allstate Corporation	2	193
The Bank of New York Mellon Corporation (c)	5	223
The Boeing Company (a)	4	809
The Carlyle Group, Inc.	2	49
The Charles Schwab Corporation	10	592
The Clorox Company	1	132
The Coca-Cola Company	26	1,584
The Cooper Companies, Inc.	—	129
The Estee Lauder Companies Inc. - Class A	2	308
The Goldman Sachs Group, Inc.	2	746
The Hartford Financial Services Group, Inc.	2	154
The Hershey Company	1	246
The Home Depot, Inc.	7	2,138
The Interpublic Group of Companies, Inc.	3	99
The J.M. Smucker Company	1	97
The Kroger Co.	4	210
The PNC Financial Services Group, Inc.	3	331
The Procter & Gamble Company	16	2,436
The Progressive Corporation	4	524
The Sherwin-Williams Company	2	428
The Southern Company	7	521
The TJX Companies, Inc.	8	669
The Trade Desk, Inc. - Class A (a)	3	221
The Travelers Companies, Inc.	2	269
The Walt Disney Company (a)	12	1,106
The Williams Companies, Inc.	8	262
Thermo Fisher Scientific Inc.	3	1,393
T-Mobile USA, Inc. (a)	4	560
Tractor Supply Company	1	168
Trane Technologies Public Limited Company	2	295
TransDigm Group Incorporated	—	317
TransUnion	1	101
Trimble Inc. (a)	2	92
Truist Financial Corporation	9	274
Twilio Inc. - Class A (a)	1	72
Tyler Technologies, Inc. (a)	—	115
Tyson Foods, Inc. - Class A	2	105
U.S. Bancorp	9	312
Uber Technologies, Inc. (a)	14	592
UDR, Inc.	2	86
Ulta Beauty, Inc. (a)	—	163
Union Pacific Corporation	4	844
United Airlines Holdings, Inc. (a)	2	118
United Parcel Service, Inc. - Class B	5	887
United Rentals, Inc.	—	216
UnitedHealth Group Incorporated	6	3,043
Unity Software Inc. (a)	2	75
Universal Health Services, Inc. - Class B	—	67
V.F. Corporation	2	43
Vail Resorts, Inc.	—	72
Valero Energy Corporation	2	288
Veeva Systems Inc. - Class A (a)	1	186
Ventas, Inc.	3	134
VeriSign, Inc. (a)	1	138
Verisk Analytics, Inc.	1	233
Verizon Communications Inc.	28	1,060
Vertex Pharmaceuticals Incorporated (a)	2	608
Viatris Inc.	9	85
VICI Properties Inc.	7	212
Visa Inc. - Class A	11	2,614
Vistra Corp.	3	69
VMware, Inc. - Class A (a)	1	197
Voya Financial, Inc.	1	37
W. W. Grainger, Inc.	—	237
W.P. Carey Inc.	1	94
W.R. Berkley Corporation	1	87
Walgreens Boots Alliance, Inc.	5	142
Walmart Inc.	10	1,494
Waste Management, Inc.	3	436
Waters Corporation (a)	—	112
Watsco, Inc.	—	85
WEC Energy Group Inc.	2	191
Wells Fargo & Company	26	1,097
Welltower OP LLC	4	289
West Pharmaceutical Services, Inc.	1	193
Western Digital Corporation (a)	2	78
Westinghouse Air Brake Technologies Corporation	1	133
Westlake Corporation	—	28
WestRock Company	2	51
Weyerhaeuser Company	5	171
Whirlpool Corporation	—	61
Willis Towers Watson Public Limited Company	1	172
Workday, Inc. - Class A (a)	1	318
Wynn Resorts, Limited	1	79
Xcel Energy Inc.	4	228
Xylem Inc.	2	178
Yum! Brands, Inc.	2	255
Zebra Technologies Corporation - Class A (a)	—	110
Zillow Group, Inc. - Class A (a)	—	12
Zillow Group, Inc. - Class C (a)	1	53
Zimmer Biomet Holdings, Inc.	1	211
Zoetis Inc. - Class A	3	551
Zoom Video Communications, Inc. - Class A (a)	1	95
ZoomInfo Technologies Inc. - Class A (a)	2	40
Zscaler, Inc. (a)	1	79
		257,164
Japan 6.8%
ABC-Mart, Inc.	—	16
ACOM Co., Ltd.	4	9
Advance Residence Investment Corp. (b)	—	22
Advantest Corporation	1	161
Aeon Co., Ltd.	6	121
AGC Inc. (b)	2	58
Aisin Corporation	1	40
Ajinomoto Co., Inc.	4	147
ANA Holdings Inc. (a)	1	24
Asahi Group Holdings, Ltd. (b)	4	144
Asahi Intecc Co., Ltd.	2	33
Asahi Kasei Corporation	9	64
ASICS Corporation	1	40
Astellas Pharma Inc.	13	193
Bandai Namco Holdings Inc.	5	104
Bridgestone Corporation (b)	4	172

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Brother Industries, Ltd.	2	25
Canon Inc.	7	184
Capcom Co., Ltd.	1	40
Central Japan Railway Company	1	176
Chubu Electric Power Co., Inc.	5	64
Chugai Pharmaceutical Co., Ltd.	4	125
Concordia Financial Group, Ltd.	7	27
COSMOS Pharmaceutical Corporation	—	10
CyberAgent, Inc.	3	20
Dai Nippon Printing Co., Ltd.	2	51
Daifuku Co., Ltd.	3	55
Dai-ichi Life Holdings, Inc.	7	130
Daiichi Sankyo Company, Ltd	13	409
Daikin Industries, Ltd.	2	409
Daito Trust Construction Co., Ltd.	1	51
Daiwa House Industry Co., Ltd	5	119
Daiwa House REIT Investment Corporation	—	29
Daiwa Securities Group Inc.	10	53
DENSO Corporation	4	236
Dentsu Group Inc.	2	49
DISCO Corporation	1	94
East Japan Railway Company	3	144
Eisai Co., Ltd.	2	135
ENEOS Holdings, Inc.	22	76
FANUC Corporation	7	227
Fast Retailing Co., Ltd.	1	308
Fuji Electric Co., Ltd.	1	44
FUJIFILM Holdings Corporation	3	161
Fujitsu Limited	1	155
Fukuoka Financial Group, Inc.	1	23
GLP J-REIT	—	30
GMO Payment Gateway, Inc.	—	24
Hakuhodo DY Holdings Inc.	2	22
Hamamatsu Photonics K.K.	1	49
Hankyu Hanshin Holdings, Inc.	2	56
HASEKO Corporation	2	21
Hikari Tsushin,Inc.	—	14
Hirose Electric Co., Ltd.	—	29
Hitachi Construction Machinery Co., Ltd.	1	20
Hitachi, Ltd.	6	391
Honda Motor Co., Ltd.	12	351
Hoshizaki Corporation (b)	1	29
Hoya Corporation	2	275
Hulic Co., Ltd. (b)	3	29
IBIDEN Co., Ltd.	1	51
Idemitsu Kosan Co., Ltd.	2	34
Iida Group Holdings Co., Ltd.	1	22
Inpex Corporation (b)	8	83
Isuzu Motors Limited	4	48
ITOCHU Corporation	10	401
ITOCHU Techno-Solutions Corporation	1	15
Japan Airlines Co., Ltd.	1	22
Japan Airport Terminal Co., Ltd.	1	27
Japan Exchange Group, Inc.	4	63
Japan Metropolitan Fund Investment Corporation	—	32
Japan Post Bank Co., Ltd.	8	64
Japan Post Holdings Co., Ltd.	17	119
Japan Post Insurance Co., Ltd.	2	23
Japan Real Estate Investment Corporation	—	34
Japan Tobacco Inc. (b)	8	164
JFE Holdings, Inc.	4	56
JSR Corporation	2	43
Kajima Corporation	3	51
Kansai Paint Co., Ltd	2	27
Kao Corporation (b)	3	116
Kawasaki Heavy Industries, Ltd.	1	28
KDDI Corporation	10	321
Keio Corporation	1	28
Keisei Electric Railway Co., Ltd.	1	50
Keyence Corporation	1	665
Kikkoman Corporation	1	74
Kintetsu Group Holdings Co., Ltd.	1	45
Kirin Holdings Company, Ltd (b)	6	83
Kobayashi Pharmaceutical Co., Ltd.	—	22
Kobe Bussan Co., Ltd.	1	21
Koei Tecmo Holdings Co., Ltd.	1	14
Koito Manufacturing Co., Ltd.	2	33
Komatsu Ltd.	7	179
Konami Holdings Corporation	1	37
Kose Corporation	—	19
Kubota Corporation	8	115
Kurita Water Industries Ltd.	1	27
KYOCERA Corporation	2	130
Kyowa Kirin Co., Ltd.	2	33
Kyushu Railway Company	1	24
Lasertec Co., Ltd.	1	75
Lawson, Inc.	—	18
Lion Corporation (b)	2	19
LIXIL Corporation	2	24
M3, Inc.	3	61
Makita Corporation	2	54
Marubeni Corporation	11	189
Marui Group Co.Ltd.	2	26
Matsuki Yokokokara & Company Co., Ltd.	1	51
Mazda Motor Corporation	4	40
McDonald's Holdings Company (Japan), Ltd.	1	19
Medipal Holdings Corporation	1	21
Meiji Holdings Co., Ltd.	2	44
Minebeamitsumi Inc.	3	51
MISUMI Group Inc.	2	40
Mitsubishi Chemical Group Corporation	10	58
Mitsubishi Corporation	10	489
Mitsubishi Electric Corporation	15	206
Mitsubishi Estate Co., Ltd.	8	98
Mitsubishi Gas Chemical Company, Inc.	1	20
Mitsubishi HC Capital Inc.	5	32
Mitsubishi Heavy Industries, Ltd.	2	103
Mitsubishi Motors Corporation	5	16
Mitsubishi UFJ Financial Group Inc	82	611
Mitsui & Co., Ltd.	10	389
Mitsui Chemicals, Inc.	2	44
Mitsui Fudosan Co., Ltd.	7	131
Mitsui O.S.K. Lines, Ltd. (b)	2	58
Mizuho Financial Group, Inc.	17	262
MonotaRO Co., Ltd.	2	23
MS&AD Insurance Group Holdings, Inc.	3	113
Murata Manufacturing Co., Ltd.	4	242
Nagoya Railroad Co., Ltd.	1	22
Nec Corporation	2	87
NEXON Co., Ltd.	3	50
NGK Insulators, Ltd.	2	23
Nidec Corporation	4	203
Nikon Corporation	2	31
Nintendo Co., Ltd.	8	364
Nippon Building Fund Inc.	—	43
Nippon Express Co., Ltd. (b)	1	34
Nippon Paint Holdings Co., Ltd.	7	59
Nippon Prologis REIT, Inc.	—	44
Nippon Sanso Holdings Corporation	1	26
Nippon Shinyaku Co., Ltd.	—	16
Nippon Steel Corporation (b)	7	136
Nippon Telegraph and Telephone Corporation	202	240
Nippon Yusen Kabushiki Kaisha (b)	3	73
Nissan Motor Co., Ltd.	16	66
Nisshin Seifun Group Inc.	2	25
Nissin Chemical Corporation	1	43
Nissin Food Holdings Co., Ltd.	1	41
Niterra Co., Ltd.	1	26
Nitori Holdings Co., Ltd.	1	67
Nitto Denko Corporation	1	74
Nomura Holdings, Inc.	19	73
Nomura Real Estate Holdings, Inc.	1	17
Nomura Real Estate Master Fund, Inc.	—	36
Nomura Research Institute Ltd	3	91
NTT DATA Corporation	4	62
Obayashi Corporation	5	42
OBIC Co., Ltd.	1	80
Odakyu Electric Railway Co., Ltd.	2	32
Oji Holdings Corporation	7	26
Olympus Corporation	9	139

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
OMRON Corporation	1	86
Ono Pharmaceutical Co., Ltd.	3	61
Open House Group Co., Ltd.	1	18
Oracle Corporation Japan	—	15
Oriental Land Co., Ltd.	8	310
ORIX Corporation	8	155
ORIX JREIT Inc.	—	21
Osaka Gas Co., Ltd.	3	46
Otsuka Corporation	1	31
Otsuka Holdings Co., Ltd.	4	139
Pan Pacific International Holdings Corporation	4	65
Panasonic Holdings Corporation	16	194
Persol Holdings Co., Ltd.	1	24
Rakuten Group, Inc.	11	38
Recruit Holdings Co., Ltd.	11	361
Renesas Electronics Corporation (a)	10	191
Resona Holdings, Inc.	16	78
Ricoh Company, Ltd.	4	37
Rinnai Corporation	1	20
ROHM Co., Ltd.	1	57
Santen Pharmaceutical Co., Ltd.	3	21
SBI Holdings, Inc.	2	35
SCSK Corporation	1	14
Secom Co., Ltd.	2	102
Sega Sammy Holdings, Inc.	1	24
Seibu Holdings Inc.	2	18
Seiko Epson Corporation.	2	37
Sekisui Chemical Co., Ltd.	3	45
Sekisui House, Ltd.	4	89
Seven & I Holdings Co., Ltd.	5	233
SG Holdings Co., Ltd.	3	48
Sharp Corporation (a) (b)	2	8
Shimadzu Corporation	2	59
Shimano Inc.	1	100
Shimizu Corporation	5	33
Shin-Etsu Chemical Co., Ltd.	14	460
Shinsei Bank, Limited (b)	1	18
Shionogi & Co., Ltd.	2	84
Shiseido Company, Limited	3	122
SMC Corporation	—	222
Softbank Corp.	20	213
SoftBank Group Corp	7	336
Sojitz Corporation	1	33
Sompo Holdings, Inc.	2	108
Sony Group Corporation	9	768
Square Enix Holdings Co., Ltd.	1	28
Stanley Electric Co., Ltd.	1	24
Subaru Corporation.	4	83
SUMCO Corporation	2	31
Sumitomo Chemical Company, Limited	11	33
Sumitomo Corporation	8	176
Sumitomo Electric Industries, Ltd.	5	64
Sumitomo Metal Mining Co., Ltd.	2	61
Sumitomo Mitsui Financial Group, Inc.	9	406
Sumitomo Mitsui Trust Bank, Limited	3	89
Sumitomo Realty & Development Co., Ltd.	3	79
Suntory Beverage & Food Limited	1	33
Suzuki Motor Corporation	3	120
Sysmex Corporation	1	75
T&D Holdings, lnc.	4	64
Taisei Corporation	2	52
Taisho Pharmaceutical Holdings Co., Ltd.	—	11
Takeda Pharmaceutical Co Ltd	11	342
TDK Corporation	3	105
Terumo Corporation	5	156
The Bank of Kyoto, Ltd.	1	25
The Chiba Bank, Ltd.	5	30
The Kansai Electric Power Company, Incorporated	5	64
TIS Inc.	1	35
TOBU Railway Co., LTD.	1	38
Toho Co., Ltd.	1	38
Tokio Marine Holdings, Inc.	14	326
Tokyo Century Corporation	—	11
Tokyo Electric Power Company Holdings, Inc. (a)	6	20
Tokyo Electron Limited	3	473
Tokyo Gas Co., Ltd.	3	55
Tokyu Corporation	4	46
Tokyu Fudosan Holdings Corporation	5	27
Toppan Inc.	2	39
Toray Industries, Inc.	12	65
Toshiba Corporation	3	91
Tosoh Corporation	2	26
TOTO Ltd.	1	33
Toyo Suisan Kaisha, Ltd.	1	27
Toyota Industries Corporation	1	100
Toyota Motor Corporation	86	1,382
Toyota Tsusho Corporation	2	80
Trend Micro Incorporated	1	48
Unicharm Corporation	3	111
United Urban Investment Corporation	—	22
USS Co., Ltd.	2	25
Welcia Holdings Co., Ltd.	1	13
West Japan Railway Company	2	67
Yakult Honsha Co., Ltd.	1	70
Yamaha Corporation	1	46
Yamaha Motor Co., Ltd.	3	78
Yamato Holdings Co., Ltd.	3	45
Yaskawa Electric Corporation	2	83
Yokogawa Electric Corporation	2	30
Z Holdings Corporation	18	43
ZOZO, Inc.	1	12
		26,711
United Kingdom 4.0%
3i Group PLC	7	172
abrdn PLC	15	42
Admiral Group PLC	2	46
Amcor Pty Ltd	11	105
Anglo American PLC	9	259
AON Public Limited Company - Class A	1	483
Ashtead Group Public Limited Company	3	213
Associated British Foods PLC	2	62
AstraZeneca PLC	11	1,518
Auto Trader Group PLC	6	50
Aviva PLC	18	91
B&M European Value Retail S.A.	6	41
BAE Systems PLC	21	245
Barclays PLC	97	190
Barratt Developments PLC	7	36
BP PLC	124	726
British American Tobacco PLC	15	512
BT Group PLC	47	74
Bunzl Public Limited Company	2	93
Burberry Group PLC	3	78
Carnival Corporation (a)	7	128
Centrica PLC	40	63
Coca-Cola Europacific Partners PLC	1	91
Compass Group PLC	12	338
Convatec Group PLC (d)	11	28
Croda International Public Limited Company	1	67
DCC Public Limited Company	1	39
Dechra Pharmaceuticals PLC	1	26
Diageo PLC	16	671
DS Smith PLC	9	32
easyJet PLC (a)	4	22
Entain PLC	4	65
Evraz PLC (e)	3	—
Experian PLC	7	258
Ferguson Holdings Limited	1	221
Fiat Chrysler Automobiles N.V.	14	251
GSK PLC	27	480
Haleon PLC	36	149
Halma Public Limited Company	3	74
Hargreaves Lansdown PLC	2	20
Hikma Pharmaceuticals Public Limited Company	1	29
Hiscox Ltd.	2	33
Howden Joinery Group PLC	4	33
HSBC Holdings PLC	136	1,071
Imperial Brands PLC	7	144
Informa Jersey Limited	10	96

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
InterContinental Hotels Group PLC	1	87
Intermediate Capital Group PLC	2	35
Intertek Group Plc	1	62
ITV PLC	24	21
J Sainsbury PLC	12	40
JD Sports Fashion PLC	18	34
Johnson Matthey PLC	1	28
Kingfisher PLC	15	44
Land Securities Group PLC	5	34
Legal & General Group PLC	42	120
Lloyds Banking Group PLC	472	261
London Stock Exchange Group PLC	3	280
M&G PLC	18	43
Melrose Industries PLC (a)	10	64
Mondi PLC	3	51
National Grid PLC	26	343
NatWest Group PLC	32	98
Next PLC	1	79
Ocado Group PLC (a)	4	30
Pearson PLC	4	40
Pepco Group N.V. (a) (d)	1	6
Persimmon Public Limited Company	2	29
Phoenix Group Holdings PLC	6	38
Prudential PLC (c)	18	253
Reckitt Benckiser Group PLC	5	374
Relx PLC	14	451
Rentokil Initial PLC	17	137
Rightmove PLC	6	40
Rio Tinto PLC	7	460
Rolls-Royce PLC (a)	59	113
Schroders PLC	5	30
SEGRO Public Limited Company	8	77
Severn Trent PLC	2	49
Smith & Nephew PLC	6	101
Smiths Group PLC	3	56
Spirax-Sarco Engineering PLC	1	68
SSE PLC	7	172
St. James's Place PLC	4	51
Standard Chartered PLC	16	143
Tate & Lyle Public Limited Company	3	25
Taylor Wimpey PLC	26	34
Tesco PLC	50	157
The Berkeley Group Holdings PLC	1	42
The British Land Company Public Limited Company	7	27
The Sage Group PLC	8	92
Unilever PLC	18	928
United Utilities PLC	5	57
Vodafone Group Public Limited Company	180	170
Weir Group PLC(The)	2	39
Whitbread PLC	1	59
Wise PLC - Class A (a)	3	21
WPP 2012 Limited	8	83
		15,641
Canada 3.3%
Agnico Eagle Mines Limited	3	162
Air Canada (a)	2	43
Algonquin Power & Utilities Corp. (b)	5	42
Alimentation Couche-Tard Inc.	5	274
AltaGas Ltd.	2	38
ARC Resources Ltd. (b)	5	64
Bank of Montreal	5	440
Barrick Gold Corporation	12	208
BCE Inc.	2	91
Brookfield Asset Management Ltd. - Class A	3	82
Brookfield Corporation - Class A	10	332
CAE Inc. (a)	2	47
Cameco Corporation	3	88
Canadian Apartment Properties Real Estate Investment Trust	1	19
Canadian Imperial Bank of Commerce	6	268
Canadian National Railway Company	4	498
Canadian Natural Resources Limited	7	419
Canadian Pacific Kansas City Limited	6	508
Canadian Tire Corporation, Limited - Class A	—	55
Canadian Utilities Limited - Class A	1	23
CCL Industries Inc. - Class B	1	54
Cenovus Energy Inc.	10	164
CGI Inc. - Class A (a)	2	158
Constellation Software Inc.	—	276
Dollarama Inc. (b)	2	138
Emera Incorporated	2	70
Empire Company Limited - Class A	1	37
Enbridge Inc.	14	503
Fairfax Financial Holdings Limited	—	115
Finning International Inc.	1	34
First Quantum Minerals Ltd	4	95
FirstService Corporation (b)	—	41
Fortis Inc. (b)	3	138
Franco-Nevada Corporation	1	185
George Weston Limited	—	48
GFL Environmental Inc.	1	43
Gildan Activewear Inc. - Class A	1	42
Great-West Lifeco Inc.	2	52
Groupe WSP Global Inc. (b)	1	112
Hydro One Limited	2	66
iA Societe Financiere Inc.	1	55
IGM Financial Inc. (b)	1	15
Imperial Oil Limited	1	67
Intact Financial Corporation	1	185
Keyera Corp.	2	39
Kinross Gold Corporation	8	39
Loblaw Companies Limited	1	92
Lululemon Athletica Canada Inc. (a)	1	301
Lundin Mining Corporation	5	37
Magna International Inc.	2	107
Manulife Financial Corporation	12	234
Metro Inc. - Class A	2	93
National Bank of Canada	2	171
Nutrien Ltd.	3	205
Nuvei Technologies Corp. (a)	—	13
Open Text Corporation	2	75
Pembina Pipeline Corporation	4	119
Power Corporation of Canada (b)	4	103
Quebecor Inc. - Class B	1	30
RB Global, Inc.	1	81
Restaurant Brands International Limited Partnership	2	155
RioCan Real Estate Investment Trust	1	16
Rogers Communications Inc. - Class B	2	110
Royal Bank of Canada	9	904
Saputo Inc.	2	36
Shopify Inc. - Class A (a)	8	531
Sun Life Financial Inc.	4	203
Suncor Energy Inc.	9	262
TC Energy Corporation (b)	7	283
Teck Resources Limited - Class B	3	125
TELUS Corporation	3	58
TFI International Inc.	1	59
The Bank of Nova Scotia (b)	8	408
The Toronto-Dominion Bank	12	760
Thomson Reuters Corporation	1	133
TMX Group Limited	2	43
Tourmaline Oil Corp	2	99
Turquoise Hill Resources Ltd - Class A (a)	3	32
Waste Connections, Inc.	2	252
West Fraser Timber Co. Ltd.	—	34
Wheaton Precious Metals Corp.	3	130
		12,766
France 3.2%
Adevinta ASA - Class B (a) (f)	1	5
Aeroports de Paris	—	32
Airbus SE	4	609
Alstom (b)	2	58
Amundi (d)	—	26
AXA	13	391
Biomerieux SA	—	32
BNP Paribas	8	485
Bollore SE	6	35
Bouygues	1	50
Bureau Veritas	2	57
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Capgemini	1	202
Carrefour	4	78
Compagnie De Saint-Gobain	4	221
Compagnie Generale des Etablissements Michelin	5	144
Credit Agricole SA	9	113
Danone	4	262
Dassault Aviation	—	28
Dassault Systemes	5	203
Edenred	2	111
Eiffage	1	60
Engie	13	214
EssilorLuxottica	2	399
Gecina	—	39
Getlink S.E.	2	39
Hermes International	—	516
IPSEN	—	30
Kering	—	264
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	635
Legrand	2	179
L'Oreal	2	808
LVMH Moet Hennessy Louis Vuitton	2	1,661
Orange	13	149
Pernod Ricard	1	304
Publicis Groupe SA	2	121
Safran	2	374
Sanofi	8	832
Sartorius Stedim Biotech	—	41
Schneider Electric SE	4	701
Societe d'exploitation Hoteliere	1	66
Societe Generale	5	127
Teleperformance SE	—	67
Thales	1	109
TotalEnergies SE	16	918
Veolia Environnement-VE	4	141
VINCI	4	416
Vivendi SE	5	50
Worldline (a) (d)	2	58
		12,460
Switzerland 2.6%
ABB Ltd - Class N	12	459
Alcon AG	3	278
Baloise Holding AG - Class N	—	45
Barry Callebaut AG - Class N	—	54
Chocoladefabriken Lindt & Sprungli AG - Class N	—	124
Coca-Cola HBC AG	1	41
Compagnie Financiere Richemont SA	4	601
DSM-Firmenich AG	1	129
EMS-Chemie Holding AG	—	36
Garmin Ltd.	1	105
Geberit AG - Class N	—	127
Givaudan SA - Class N	—	179
Glencore PLC	69	392
Julius Bar Gruppe AG - Class N	2	98
Kuhne & Nagel International AG	—	102
Lafarge	4	258
Lonza Group AG	1	300
Nestle S.A. - Class N	18	2,190
Novartis AG - Class N	16	1,661
Partners Group Holding AG	—	140
Roche Holding AG	—	58
Schindler Holding AG - Class N	—	33
SGS SA	1	95
Sika AG	1	299
Sonova Holding AG	—	97
STMicroelectronics N.V.	4	219
Straumann Holding AG - Class N	1	125
Swiss Life Holding AG - Class N	—	123
Swiss Re AG	2	192
Swisscom AG - Class N	—	106
TE Connectivity Ltd. (d)	2	308
The Swatch Group AG	—	58
The Swatch Group AG - Class N	—	19
UBS Group AG	26	522
Zurich Insurance Group AG - Class N	1	481
		10,054
Germany 2.1%
Adidas AG - Class N	1	229
Allianz SE	3	629
BASF SE - Class N	6	302
Bayer Aktiengesellschaft - Class N	7	364
Bayerische Motoren Werke Aktiengesellschaft	2	268
Beiersdorf Aktiengesellschaft	1	93
Brenntag SE - Class N	1	79
Carl Zeiss Meditec AG	—	25
COMMERZBANK Aktiengesellschaft	7	76
Continental Aktiengesellschaft	1	55
Covestro AG (a) (d)	1	64
Daimler Truck Holding AG	3	123
Delivery Hero SE (a) (d)	1	56
Deutsche Bank Aktiengesellschaft - Class N	14	148
Deutsche Borse Aktiengesellschaft - Class N	1	241
Deutsche Lufthansa Aktiengesellschaft (a)	4	41
Deutsche Post AG - Class N	7	327
Deutsche Telekom AG - Class N	24	519
DW Property Invest GmbH	—	4
E.ON SE - Class N	15	193
Evonik Industries AG	1	25
Fresenius SE & Co. KGaA	3	78
GEA Group Aktiengesellschaft	1	48
Hannover Ruck SE - Class N	—	93
Heidelberg Materials AG	1	85
Henkel AG & Co. KGaA	1	47
Infineon Technologies AG - Class N	9	364
Mercedes-Benz Group AG - Class N	5	420
MERCK Kommanditgesellschaft auf Aktien	1	145
MTU Aero Engines AG - Class N	—	96
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	350
Puma SE	1	44
RWE Aktiengesellschaft	5	201
SAP SE	7	1,020
Siemens Aktiengesellschaft - Class N	5	871
Siemens Energy AG (a)	4	66
Siemens Healthineers AG (d)	2	112
Symrise AG	1	92
Talanx Aktiengesellschaft	—	21
Telefonica Deutschland Holding AG	7	19
Vonovia SE	6	113
Zalando SE (a) (d)	2	44
		8,190
Australia 2.0%
Ampol Limited	2	38
ANZ Group Holdings Limited	20	323
Aristocrat Leisure Limited	5	117
ASX Limited	1	53
Atlas Arteria Limited	9	38
Atlassian Corporation - Class A (a)	1	173
Aurizon Holdings Limited	13	33
Australian Pipeline Trust	8	49
Bendigo and Adelaide Bank Limited	4	21
BHP Group Limited	34	1,034
BlueScope Steel Limited	3	46
Brambles Limited	10	98
Cochlear Limited	—	71
Coles Group Limited	9	114
Commonwealth Bank of Australia	12	772
Computershare Limited	4	58
CSL Limited	3	596
DEXUS Funds Management Limited	8	41
Endeavour Group Limited	9	36
Fortescue Metals Group Ltd	11	169
Goodman Funding Pty Ltd	12	158
GPT Management Holdings Limited	13	37
IDP Education Limited	1	19
IGO Limited	5	49
Incitec Pivot Limited	13	24
Insurance Australia Group Limited	16	60

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Lendlease Corporation Limited	4	22
Macquarie Group Limited	2	291
Medibank Private Limited	18	42
Mineral Resources Limited	1	56
Mirvac Limited	25	38
National Australia Bank Limited	21	366
Newcrest Mining Limited	6	108
Northern Star Resources Ltd	8	65
Orica Limited	3	29
Origin Energy Limited	13	72
Pilbara Minerals Limited	19	61
Qantas Airways Limited (a)	5	22
QBE Insurance Group Limited	11	112
Ramsay Health Care Limited	1	50
REA Group Ltd	—	36
Reece Limited	2	24
Rio Tinto Limited	3	193
Santos Limited	24	119
Scentre Group Limited	38	66
SEEK Limited	2	36
Seven Group Holdings Limited	1	15
Sonic Healthcare Limited	3	77
South32 Limited	30	77
Stockland Corporation Ltd	16	43
Suncorp Group Limited	9	78
Telstra Group Limited	27	79
The Lottery Corporation Limited	16	56
TPG Corporation Limited	3	11
Transurban Holdings Limited	21	198
Treasury Wine Estates Limited	5	39
Vicinity Centres RE Ltd	26	32
Washington H. Soul Pattinson and Company Limited	2	35
Wesfarmers Limited	8	255
Westpac Banking Corporation	24	341
WiseTech Global Limited	1	59
Woodside Energy Group Ltd	13	292
Woolworths Group Limited	8	214
Worley Limited	2	23
		7,959
Netherlands 1.8%
Adyen B.V. (a) (d)	—	360
Aegon N.V.	10	53
Akzo Nobel N.V.	1	103
argenx SE (a)	—	149
ASM International N.V.	—	127
ASML Holding N.V.	3	1,999
CNH Industrial N.V.	7	102
Exor Nederland N.V.	1	67
Ferrovial SE (a)	3	107
HAL Trust	1	78
Heineken Holding N.V.	1	60
Heineken N.V.	2	166
ING Groep N.V.	26	345
JDE Peet's N.V.	—	13
Koninklijke Ahold Delhaize N.V.	7	231
Koninklijke KPN N.V.	21	77
Koninklijke Philips N.V.	6	131
NN Group N.V. (b)	2	88
NXP Semiconductors N.V.	2	367
Prosus N.V. - Class N	8	578
Randstad N.V.	1	48
Shell PLC - Class A	48	1,427
Universal Music Group N.V.	5	113
Wolters Kluwer N.V. - Class C	2	216
		7,005
Ireland 1.1%
Accenture Public Limited Company - Class A	4	1,326
CRH Public Limited Company	5	270
Flutter Entertainment Public Limited Company (a)	1	210
James Hardie Industries Public Limited Company - CDI	3	82
Kerry Group Public Limited Company - Class A	1	106
Kingspan Group Public Limited Company	1	67
Linde Public Limited Company	3	1,275
Medtronic, Inc.	9	802
Seagate Technology Holdings Public Limited Company	1	85
Smurfit Kappa Funding Designated Activity Company	2	61
Steris Limited	1	155
		4,439
Sweden 0.9%
AB Sagax - Class B	1	22
Aktiebolaget Electrolux - Class B	2	25
Aktiebolaget Industrivarden - Class A	1	35
Aktiebolaget Industrivarden - Class C (b)	1	32
Aktiebolaget SKF - Class B	3	45
Aktiebolaget Volvo - Class A	1	31
Aktiebolaget Volvo - Class B	11	223
Alfa Laval AB	2	75
Assa Abloy AB - Class B	7	166
Atlas Copco Aktiebolag - Class A	17	252
Atlas Copco Aktiebolag - Class B	11	133
Axfood AB	1	15
Boliden AB (a)	2	55
Castellum Aktiebolag (b)	3	28
Embracer Group AB - Class B (a) (b)	6	15
Epiroc Aktiebolag - Class A	4	81
Epiroc Aktiebolag - Class B	3	44
EQT AB (b) (d)	3	51
Essity Aktiebolag (publ) - Class B	4	111
Evolution AB (publ) (d)	1	173
Fastighets AB Balder - Class B (a)	5	16
G&L Beijer Ref AB - Class B	2	21
Getinge AB - Class B	1	26
H & M Hennes & Mauritz AB - Class B	4	75
Hexagon Aktiebolag - Class B	15	185
Holmen Aktiebolag - Class B	1	23
Husqvarna Aktiebolag - Class B	3	26
Indutrade Aktiebolag	2	38
Investment Ab Latour - Class B	1	18
Investor Aktiebolag - Class A	4	78
Investor Aktiebolag - Class B	12	238
Kinnevik AB - Class B (a)	2	23
L E Lundbergforetagen AB (publ) - Class B	1	22
Lifco AB (Publ) - Class B	1	29
NIBE Industrier AB - Class B	10	92
Nordnet AB	1	13
Saab AB - Class B	1	30
Sandvik Aktiebolag	7	145
Securitas AB - Class B	2	19
Skandinaviska Enskilda Banken AB - Class A	11	120
Skanska AB - Class B	3	38
SSAB AB - Class A	2	11
SSAB AB - Class B	4	29
Svenska Cellulosa Aktiebolaget SCA - Class B	4	49
Svenska Handelsbanken AB - Class A	11	92
Swedbank AB - Class A	7	111
Swedish Orphan Biovitrum AB (Publ) (a)	2	30
Tele2 AB - Class B	3	28
Telefonaktiebolaget LM Ericsson - Class B	22	117
Telia Company AB	17	38
Trelleborg AB - Class B	2	40
Volvo Cars AB - Class B (a) (b)	4	17
		3,449
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	37
A.P. Moller - Maersk A/S - Class B	—	70
Carlsberg A/S - Class B	1	109
Chr. Hansen Holding A/S	1	51
Coloplast A/S - Class B	1	105
Danske Bank A/S (a)	5	121
Demant A/S (a) (b)	1	30
DSV A/S	1	248
Genmab A/S (a)	—	170
Novo Nordisk A/S - Class B	11	1,782
Novozymes A/S - Class B (b)	1	68

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Orsted A/S (d)	1	120
Pandora A/S	1	58
Tryg A/S	2	49
Vestas Wind Systems A/S (a)	7	182
		3,200
Spain 0.7%
Acciona,S.A. (b)	—	25
ACS, Actividades de Construccion y Servicios, S.A.	1	50
AENA, S.M.E., S.A. (d)	—	77
Amadeus IT Holding, S.A. (d)	3	238
Banco Bilbao Vizcaya Argentaria, S.A.	42	325
Banco Santander, S.A.	112	414
CaixaBank, S.A.	26	106
Cellnex Telecom, S.A. (d)	4	172
Corporacion Acciona Energias Renovables, S.A. (b)	—	13
Endesa, S.A.	2	48
Iberdrola, Sociedad Anonima	39	514
Industria de Diseno Textil, S.A.	8	297
Naturgy Energy Group, S.A.	1	32
Red Electrica Corporacion, S.A.	3	49
Repsol, S.A. (b)	9	130
Telefonica, S.A.	38	155
		2,645
Italy 0.6%
A2a S.P.A.	11	19
Amplifon S.p.A	1	21
Assicurazioni Generali S.P.A.	8	170
Banca Mediolanum SpA	2	15
Banco BPM Societa' Per Azioni	10	48
Buzzi S.P.A.	1	17
Davide Campari-Milano N.V.	5	67
DiaSorin S.p.A.	—	16
Enel S.p.A	53	355
Eni S.p.A.	16	232
Ferrari N.V.	1	283
Finecobank Banca Fineco SPA	4	55
Hera S.p.A.	5	16
Infrastrutture Wireless Italiane S.p.A. (d)	2	29
Intesa Sanpaolo SPA	117	307
Leonardo S.p.A.	3	31
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	5	60
Moncler S.p.A.	1	90
Nexi Spa (a)	5	41
Pirelli & C. S.p.A. (d)	3	15
Poste Italiane SPA (d)	3	34
Prysmian S.p.A.	2	81
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	36
Snam S.P.A.	14	72
Telecom Italia SPA (b)	79	22
Terna – Rete Elettrica Nazionale S.p.A.	9	77
UniCredit S.p.A.	13	310
UnipolSai Assicurazioni S.p.A.	3	8
		2,527
Hong Kong 0.6%
AIA Group Limited	79	806
Budweiser Brewing Company APAC Limited (d)	13	33
CK Asset Holdings Limited	13	75
CK Hutchison Holdings Limited	18	110
CK Infrastructure Holdings Limited	2	11
CLP Holdings Limited	11	90
DFI Retail Group Holding Limited	2	6
ESR Group Limited (d)	18	31
Galaxy Entertainment Group Limited (a)	14	89
Hang Lung Properties Limited	14	22
Hang Seng Bank, Limited	5	67
Henderson Land Development Company Limited	9	28
HK Electric Investments Limited	16	10
HKT Trust	16	19
Hong Kong And China Gas Company Limited -The-	74	64
Hong Kong Exchanges and Clearing Limited	8	305
Jardine Matheson Holdings Limited	1	71
Link Real Estate Investment Trust	18	98
MTR Corporation Limited	11	50
New World Development Company Limited	9	22
Power Assets Holdings Limited	9	50
Sino Land Company Limited	26	31
Sun Hung Kai Properties Limited	10	133
Swire Pacific Limited - Class A	3	20
Swire Pacific Limited - Class B	10	13
Swire Properties Limited	8	20
Techtronic Industries Company Limited	11	126
The Wharf (Holdings) Limited	9	21
WH Group Limited (d)	62	33
Wharf Real Estate Investment Company Limited	11	55
		2,509
Singapore 0.4%
Ascendas Real Estate Investment Trust	23	46
Capitaland Group Pte. Ltd.	33	47
Capitaland Investment Limited	17	41
City Developments Limited	4	18
DBS Group Holdings Ltd	13	294
Flex Ltd. (a)	3	93
Genting International Plc	41	28
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited	1	18
Keppel Corporation Limited	9	45
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	13	16
Olam Group Limited	7	7
Oversea-Chinese Banking Corporation Limited	29	261
Singapore Airlines Limited (b)	9	46
Singapore Exchange Limited	6	43
Singapore Technologies Engineering Ltd	10	28
Singapore Telecommunications Limited	47	88
United Overseas Bank Limited	10	218
UOL Group Limited	3	14
Venture Corporation Limited	2	21
Wilmar International Limited	19	55
		1,435
Finland 0.3%
Elisa Oyj	1	52
Fortum Oyj	3	39
Huhtamaki Oyj (b)	1	21
Kesko Oyj - Class A	1	12
Kesko Oyj - Class B	2	35
Kone Corporation - Class B	3	143
Metso Oyj	4	54
Neste Oyj	3	114
Nokia Oyj	37	153
Nordea Bank AB	22	238
Orion Oyj - Class A	—	9
Orion Oyj - Class B	1	31
Sampo Oyj - Class A	3	154
Stora Enso Oyj - Class R	4	47
UPM-Kymmene Oyj	4	108
Wartsila Oyj Abp	4	40
		1,250
Belgium 0.3%
Ackermans	—	25
Ageas SA/NV	1	54
Anheuser-Busch InBev	7	378
Azelis Group	1	17
D'Ieteren Group	—	24
Elia Group	—	38
Etablissementen Franz Colruyt	—	14
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	55
KBC Groep	2	161
Sofina (b)	—	20
Solvay	1	57
UCB	1	78
Umicore	1	37
Warehouses De Pauw	1	26
		984
Norway 0.2%
Aker ASA	—	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Aker BP ASA	2	48
DNB Bank ASA	6	116
Equinor ASA	7	214
Gjensidige Forsikring ASA	1	22
Kongsberg Gruppen ASA	1	28
Mowi ASA	3	51
Norsk Hydro ASA	9	54
Orkla ASA	6	40
SalMar ASA	—	15
Schibsted ASA - Class A	—	8
Schibsted ASA - Class B	1	10
Storebrand ASA	3	25
Telenor ASA	5	46
TOMRA Systems ASA	1	22
Var Energi ASA	4	11
Yara International ASA	1	38
		757
Israel 0.1%
Azrieli Group Ltd.	—	14
Bank Hapoalim Ltd	9	70
Bank Leumi Le-Israel B.M.	10	74
Bezeq The Israel Telecommunication Corp., Limited	14	17
Elbit Systems Ltd.	—	34
Icl Group Ltd	5	29
Israel Discount Bank Limited	8	38
Mizrahi-Tefahot Bank Ltd.	1	31
Nice Ltd (a)	—	92
Teva Pharmaceutical Industries Ltd (a)	8	57
		456
Brazil 0.1%
MercadoLibre S.R.L (a)	—	372
Poland 0.1%
Allegro.eu (a) (d)	2	19
Bank Polska Kasa Opieki - Spolka Akcyjna	1	31
Dino Polska Spolka Akcyjna (a) (d)	—	36
ING Bank Slaski S.A. (a)	—	10
KGHM Polska Miedz Spolka Akcyjna	1	24
LPP Spolka Akcyjna	—	28
Polski Koncern Naftowy Orlen Spolka Akcyjna	4	63
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	6	49
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	35
Santander Bank Polska S.A. (a)	—	21
		316
Bermuda 0.1%
Arch Capital Group Ltd. (a)	2	181
Autostore Holdings Ltd (a) (b) (d)	2	4
Everest Re Group, Ltd.	—	96
		281
Austria 0.1%
Andritz AG	—	27
BAWAG Group AG (d)	—	22
Erste Group Bank AG	2	70
EVN AG	—	9
OMV Aktiengesellschaft (b)	1	41
Raiffeisen Bank International AG (b)	1	14
Telekom Austria Aktiengesellschaft	1	7
Verbund AG	—	23
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	9
voestalpine AG (b)	1	26
		248
New Zealand 0.1%
Auckland International Airport Limited (a)	9	47
Contact Energy Limited	5	26
Fisher & Paykel Healthcare Corporation Limited	4	62
Mercury NZ Limited	4	18
Meridian Energy Limited	9	32
Spark New Zealand Limited	14	43
		228
Portugal 0.1%
EDP - Energias de Portugal, S.A.	20	96
EDP Renovaveis, S.A.	2	33
Galp Energia, SGPS, S.A.	3	38
Jeronimo Martins, SGPS, S.A.	2	50
		217
Luxembourg 0.1%
ArcelorMittal	4	105
Eurofins Scientific SE	1	58
Tenaris S.A.	2	36
		199
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	125
China 0.0%
Wuxi Biologics Cayman Inc (a) (d)	23	110
Macau 0.0%
Sands China Ltd. (a)	16	55
Chile 0.0%
Antofagasta PLC	2	44
Mexico 0.0%
Fresnillo PLC	1	8
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $262,337)		383,804
PREFERRED STOCKS 0.5%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	75
Roche Holding AG	5	1,461
Schindler Holding AG	—	64
		1,600
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	40
Henkel AG & Co. KGaA (g)	1	98
Porsche Automobil Holding SE (g)	1	61
Sartorius Aktiengesellschaft	—	58
Volkswagen Aktiengesellschaft (g)	1	165
		422
Italy 0.0%
Telecom Italia SPA	39	11
Total Preferred Stocks (cost $1,902)		2,033
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 4.78% (c) (h)	3,294	3,294
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (c) (h)	187	187
Total Short Term Investments (cost $3,481)		3,481
Total Investments 99.8% (cost $267,720)		389,318
Other Derivative Instruments 0.0%		42
Other Assets and Liabilities, Net 0.2%		911
Total Net Assets 100.0%		390,271

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $5 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon World Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential PLC	246	—	—	—	—	7	253	0.1
The Bank of New York Mellon Corporation	228	—	—	5	—	(5)	223	—
	474	—	—	5	—	2	476	0.1

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	02/28/19	346	360	0.1
AENA, S.M.E., S.A.	09/22/17	89	77	—
Allegro.eu	06/18/21	38	19	—
Amadeus IT Holding, S.A.	09/22/17	206	238	0.1
Amundi	11/30/17	38	26	—
Autostore Holdings Ltd	12/17/21	7	4	—
BAWAG Group AG	04/23/21	24	22	—
Budweiser Brewing Company APAC Limited	10/15/19	48	33	—
Cellnex Telecom, S.A.	05/28/19	178	172	0.1
Convatec Group PLC	04/23/21	31	28	—
Covestro AG	09/22/17	116	64	—
Delivery Hero SE	05/31/18	96	56	—
Dino Polska Spolka Akcyjna	06/18/21	22	36	—
EQT AB	05/29/20	60	51	—
ESR Group Limited	11/30/20	56	31	—
Evolution AB (publ)	05/29/20	103	173	0.1
Infrastrutture Wireless Italiane S.p.A.	05/29/20	24	29	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	16	—
Orsted A/S	09/22/17	71	120	0.1
Pepco Group N.V.	03/22/22	7	6	—
Pirelli & C. S.p.A.	04/23/21	18	15	—
Poste Italiane SPA	09/22/17	23	34	—
Siemens Healthineers AG	06/18/21	112	112	—
TE Connectivity Ltd.	09/22/17	182	308	0.1
WH Group Limited	09/21/17	64	33	—
Worldline	09/22/17	101	58	—
Wuxi Biologics Cayman Inc	12/17/21	243	110	—
Zalando SE	09/22/17	89	44	—
		2,415	2,275	0.6

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	11	September 2023	EUR	479	6	9
FTSE 100 Index	2	September 2023	GBP	152	1	(1)
S&P 500 Index	13	September 2023		2,845	35	72
S&P/ASX 200 Index	1	September 2023	AUD	176	—	2
S&P/TSX 60 Index	1	September 2023	CAD	238	2	4
Topix Index	2	September 2023	JPY	44,896	—	6
					44	92

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	HSB	09/20/23	AUD	198	132	(2)
CAD/USD	UBS	09/20/23	CAD	202	153	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	UBS	09/20/23	EUR	407	446	4
GBP/USD	JPM	09/20/23	GBP	16	20	—
JPY/USD	BOA	09/20/23	JPY	21,392	150	(5)
					901	(2)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	276,455	107,349	—	383,804
Preferred Stocks	2,033	—	—	2,033
Short Term Investments	3,481	—	—	3,481
	281,969	107,349	—	389,318
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	93	—	—	93
Open Forward Foreign Currency Contracts	—	5	—	5
	93	5	—	98
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
Open Forward Foreign Currency Contracts	—	(7)	—	(7)
	(1)	(7)	—	(8)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.0%
Industrials 18.7%
Alaska Air Group, Inc. (a)	158	8,410
Avis Budget Group, Inc. (a)	21	4,915
Delta Air Lines, Inc. (a)	278	13,214
Dun & Bradstreet Holdings, Inc.	581	6,728
Eaton Corporation Public Limited Company	123	24,728
Fortune Brands Innovations, Inc.	138	9,930
GFL Environmental Inc.	312	12,098
Howmet Aerospace Inc.	424	20,999
Ingersoll Rand Inc.	245	16,030
ITT Inc.	135	12,560
Johnson Controls International Public Limited Company	386	26,310
KBR, Inc.	421	27,396
Knight-Swift Transportation Holdings Inc. - Class A	196	10,880
L3Harris Technologies, Inc.	63	12,239
Leidos Holdings, Inc.	216	19,119
Masco Corporation	313	17,952
PACCAR Inc	235	19,663
Quanta Services, Inc.	80	15,625
Regal Rexnord Corporation	110	16,930
Republic Services, Inc.	79	12,114
Sensata Technologies Holding PLC	273	12,294
Stanley Black & Decker, Inc.	122	11,423
Westinghouse Air Brake Technologies Corporation	189	20,748
XPO, Inc. (a)	253	14,919
		367,224
Financials 16.5%
American International Group, Inc.	225	12,968
Arthur J. Gallagher & Co.	110	24,079
Assurant, Inc.	144	18,067
Cboe Global Markets, Inc.	71	9,746
Cincinnati Financial Corporation	82	8,019
Columbia Banking System, Inc.	438	8,886
Corebridge Financial, Inc.	454	8,017
East West Bancorp, Inc.	136	7,169
Equitable Holdings, Inc.	642	17,443
Evercore Inc. - Class A	104	12,819
Everest Re Group, Ltd.	39	13,356
Global Payments Inc.	88	8,706
Invesco Ltd.	412	6,931
M&T Bank Corporation	118	14,602
Northern Trust Corporation	175	13,006
Prosperity Bancshares, Inc.	147	8,301
Raymond James Financial, Inc.	195	20,199
Regions Financial Corporation	672	11,968
SLM Corporation	807	13,172
State Street Corporation	87	6,356
The Hanover Insurance Group, Inc.	55	6,258
The Hartford Financial Services Group, Inc.	362	26,050
TPG Inc. - Class A	242	7,083
Voya Financial, Inc.	227	16,284
Willis Towers Watson Public Limited Company	77	18,197
Zions Bancorporation, National Association	191	5,120
		322,802
Consumer Discretionary 10.6%
Aptiv PLC (a)	91	9,267
Aramark	380	16,370
Brunswick Corporation	195	16,869
Hyatt Hotels Corporation - Class A	97	11,100
International Game Technology PLC	429	13,685
Lear Corporation	80	11,436
LKQ Corporation	452	26,362
Mattel, Inc. (a)	634	12,381
Newell Brands Inc.	861	7,487
PVH Corp.	141	12,008
Ross Stores, Inc.	106	11,911
Skechers U.S.A., Inc. - Class A (a)	269	14,143
The Wendy's Company	694	15,103
Toll Brothers, Inc.	310	24,528
V.F. Corporation	303	5,779
		208,429
Materials 9.0%
Ashland Inc.	145	12,625
Avery Dennison Corporation	69	11,890
Axalta Coating Systems Ltd. (a)	397	13,024
Berry Global Group, Inc.	233	15,009
Celanese Corporation - Class A	84	9,754
Corteva, Inc.	286	16,399
Crown Holdings, Inc.	129	11,221
DuPont de Nemours, Inc.	254	18,124
Eastman Chemical Company	209	17,520
Graphic Packaging Holding Company	508	12,198
International Flavors & Fragrances Inc.	126	10,034
Legacy Vulcan Corp.	68	15,403
WestRock Company	468	13,613
		176,814
Information Technology 8.6%
Amdocs Limited	146	14,459
Black Knight, Inc. (a)	127	7,601
Check Point Software Technologies Ltd (a)	56	7,035
Corning Incorporated	372	13,035
Flex Ltd. (a)	671	18,548
Marvell Technology, Inc.	225	13,445
Motorola Solutions, Inc.	57	16,860
NXP Semiconductors N.V.	95	19,435
On Semiconductor Corporation (a)	174	16,421
Seagate Technology Holdings Public Limited Company	123	7,589
TE Connectivity Ltd. (b)	104	14,518
Verint Systems Inc. (a)	140	4,924
Zebra Technologies Corporation - Class A (a)	48	14,217
		168,087
Utilities 7.8%
Atmos Energy Corporation	67	7,854
CenterPoint Energy, Inc.	469	13,684
CMS Energy Corporation	249	14,642
Edison International	161	11,175
Eversource Energy	161	11,390
PG&E Corporation (a)	1,727	29,835
Pinnacle West Capital Corporation	190	15,495
Public Service Enterprise Group Incorporated	285	17,825
Sempra Energy	101	14,711
The AES Corporation	736	15,255
		151,866
Energy 7.1%
Chesapeake Energy Corporation	161	13,437
Devon Energy Corporation	283	13,661
Diamondback Energy, Inc.	116	15,179
Halliburton Company	306	10,083
Hess Corporation	165	22,368
Pioneer Natural Resources Company	79	16,414
Plains GP Holdings, L.P. - Class A (a)	854	12,670
Targa Resources Corp.	196	14,921
TechnipFMC PLC (a)	422	7,021
Valero Energy Corporation	113	13,273
		139,027
Real Estate 7.0%
Brixmor Property Group Inc.	573	12,610
Essex Property Trust, Inc.	57	13,452
Host Hotels & Resorts, Inc.	644	10,834
Jones Lang LaSalle Incorporated (a)	59	9,164
Life Storage Inc.	158	21,058
Mid-America Apartment Communities, Inc.	49	7,444
Spirit Realty Capital, Inc.	212	8,344
STAG Industrial, Inc.	237	8,499
Sun Communities, Inc.	112	14,563
VICI Properties Inc.	616	19,365
W.P. Carey Inc.	162	10,939
		136,272
Health Care 6.8%
Agilent Technologies, Inc.	80	9,644
AmerisourceBergen Corporation	119	22,856

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Icon Public Limited Company (a)	57	14,286
Laboratory Corporation of America Holdings	47	11,386
Maravai LifeSciences Holdings, Inc. - Class A (a)	210	2,606
Organon & Co.	384	7,981
Revvity, Inc.	75	8,911
Steris Limited	53	11,978
Teleflex Incorporated	39	9,331
Universal Health Services, Inc. - Class B	110	17,366
Zimmer Biomet Holdings, Inc.	117	16,994
		133,339
Consumer Staples 4.9%
Albertsons Companies, Inc. - Class A	498	10,867
Coca-Cola Europacific Partners PLC	217	13,980
Dollar Tree, Inc. (a)	97	13,850
Ingredion Incorporated	177	18,713
Kenvue Inc. (a)	300	7,917
The J.M. Smucker Company	117	17,353
US Foods Holding Corp. (a)	282	12,422
		95,102
Communication Services 1.0%
Electronic Arts Inc.	82	10,676
Liberty Broadband Corporation - Series C (a)	121	9,661
		20,337
Total Common Stocks (cost $1,534,955)		1,919,299
PREFERRED STOCKS 0.4%
Consumer Staples 0.4%
Henkel AG & Co. KGaA (c)	112	8,966
Total Preferred Stocks (cost $9,906)		8,966
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	28,680	28,680
Total Short Term Investments (cost $28,680)		28,680
Total Investments 99.9% (cost $1,573,541)		1,956,945
Other Assets and Liabilities, Net 0.1%		1,938
Total Net Assets 100.0%		1,958,883

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/10/17	10,507	14,518	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,919,299	—	—	1,919,299
Preferred Stocks	8,966	—	—	8,966
Short Term Investments	28,680	—	—	28,680
	1,956,945	—	—	1,956,945

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 87.8%
Financials 80.6%
3i Group PLC	30	754
Alaris Royalty Corp. (a)	1	8
Antin Infrastructure Partners	4	65
Ares Management Corporation - Class A	3	271
AURELIUS Equity Opportunities SE & Co. KGaA	7	135
Blackstone Inc. - Class A	11	992
Bridgepoint Group PLC (a)	66	170
Bure Equity AB	5	119
Compass Diversified Holdings	8	177
Creades AB (publ) - Class A	—	3
EQT AB (a)	19	368
Eurazeo	3	186
GCM Grosvenor Inc. - Class A	1	3
Gimv	2	115
Hamilton Lane Incorporated - Class A	2	165
Intermediate Capital Group PLC	20	347
IP Group PLC	87	63
JAFCO Group Co., Ltd.	10	123
K.K.R. Co., Inc. - Class A	15	855
Kinnevik AB - Class B (b)	7	97
MA Financial Group Limited	20	69
Molten Ventures PLC (b)	2	8
Mutares SE & Co. KGaA	3	90
ONEX Corporation	5	282
Partners Group Holding AG	1	570
Patria Investments Ltd - Class A	7	104
Polar Capital Holdings PLC	12	81
Ratos AB - Class B	44	124
SBI Holdings, Inc.	10	196
StepStone Group Inc. - Class A	4	96
T. Rowe Price Group, Inc.	4	403
The Carlyle Group, Inc.	11	366
TPG Inc. - Class A	3	86
Wendel	2	189
		7,680
Industrials 4.0%
Ackermans	1	185
Investment Ab Latour - Class B	10	200
		385
Real Estate 1.2%
DigitalBridge Group, Inc. - Class A	8	113
Health Care 1.0%
Puretech Health PLC (b)	37	102
Communication Services 1.0%
Stagwell, Inc. - Class A (b)	13	93
Consumer Discretionary 0.0%
BEENOS Inc.	—	1
Total Common Stocks (cost $8,791)		8,374
INVESTMENT COMPANIES 10.7%
3I Infrastructure PLC	42	168
Caledonia Investments PLC	2	66
Chrysalis Investments Limited	11	10
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	42	198
ICG Enterprise Trust PLC	7	105
Monroe Capital Corporation	6	46
NB Private Equity Partners Limited	2	35
Pantheon International PLC	41	133
Princess Private Equity Holding Limited	10	112
RIT Capital Partners PLC	1	18
Stellus Capital Investment Corporation	3	43
Syncona Limited	43	83
Total Investment Companies (cost $1,031)		1,018
Total Investments 98.5% (cost $9,822)		9,392
Other Assets and Liabilities, Net 1.5%		140
Total Net Assets 100.0%		9,532

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

Summary of Investments by Country^	Total Long Term Investments
United States of America	41.7%
United Kingdom	21.9
Sweden	9.7
Switzerland	6.1
France	4.7
Japan	3.4
Belgium	3.2
Canada	3.1
Germany	2.4
Jersey	1.8
Guernsey	1.3
Australia	0.7
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	05/02/23	8	8	0.1
Bridgepoint Group PLC	12/16/22	166	170	1.8
EQT AB	09/30/21	561	368	3.8
		735	546	5.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	3,808	3,872	—	7,680
Industrials	—	385	—	385
Real Estate	113	—	—	113
Health Care	—	102	—	102
Communication Services	93	—	—	93
Consumer Discretionary	—	1	—	1
Investment Companies	89	929	—	1,018
	4,103	5,289	—	9,392

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 95.7%
Information Technology 27.5%
Accenture Public Limited Company - Class A	9	2,718
Adobe Inc. (a)	6	3,140
ANSYS, Inc. (a)	1	402
Apple Inc.	60	11,735
Applied Materials, Inc.	12	1,714
Cadence Design Systems, Inc. (a)	4	888
CDW Corp.	2	341
Cisco Systems, Inc.	57	2,968
Cognex Corporation	2	137
Dell Technologies Inc. - Class C	4	195
Flex Ltd. (a)	6	177
Hewlett Packard Enterprise Company	18	306
HP, Inc.	12	374
International Business Machines Corporation	13	1,707
Keysight Technologies, Inc. (a)	3	419
Lam Research Corporation	2	1,205
Microsoft Corporation	76	26,052
Motorola Solutions, Inc.	2	691
NVIDIA Corporation	35	14,645
Palo Alto Networks, Inc. (a)	4	1,076
Salesforce, Inc. (a)	14	2,897
Seagate Technology Holdings Public Limited Company	3	170
Synopsys, Inc. (a)	2	930
TE Connectivity Ltd. (b)	4	621
Trimble Inc. (a)	3	184
Twilio Inc. - Class A (a)	2	158
VMware, Inc. - Class A (a)	3	424
Western Digital Corporation (a)	4	164
Zebra Technologies Corporation - Class A (a)	1	207
		76,645
Health Care 14.1%
Agilent Technologies, Inc.	4	501
Align Technology, Inc. (a)	1	350
AmerisourceBergen Corporation	2	438
Amgen Inc.	7	1,654
Avantor, Inc. (a)	10	197
Biogen Inc. (a)	2	579
BioMarin Pharmaceutical Inc. (a)	3	229
Bio-Rad Laboratories, Inc. - Class A (a)	—	116
Bio-Techne Corporation	2	175
Bristol-Myers Squibb Company	29	1,874
Bruker Corporation	1	99
Cardinal Health, Inc.	4	340
Centene Corporation (a)	8	521
Charles River Laboratories International, Inc. (a)	1	150
Chemed Corporation	—	107
Cigna Corporation	4	1,164
CVS Health Corporation	18	1,235
Danaher Corporation	9	2,234
DaVita Inc. (a)	1	79
Dentsply Sirona Inc.	3	120
Edwards Lifesciences Corporation (a)	8	795
Elevance Health, Inc.	3	1,469
Gilead Sciences, Inc.	17	1,341
Henry Schein, Inc. (a)	2	146
Humana Inc.	2	785
IDEXX Laboratories, Inc. (a)	1	586
Illumina, Inc. (a)	2	417
Intuitive Surgical, Inc. (a)	5	1,683
IQVIA Holdings Inc (a)	3	586
Jazz Pharmaceuticals Public Limited Company (a)	1	116
Laboratory Corporation of America Holdings	1	300
McKesson Corporation	2	816
Medtronic, Inc.	19	1,635
Merck & Co., Inc.	9	1,076
Mettler-Toledo International Inc. (a)	—	399
Penumbra, Inc. (a)	1	185
Quest Diagnostics Incorporated	2	225
Regeneron Pharmaceuticals, Inc. (a)	2	1,091
Repligen Corporation (a)	1	107
ResMed Inc.	2	451
Revvity, Inc.	2	205
The Cooper Companies, Inc.	1	269
Thermo Fisher Scientific Inc.	5	2,819
UnitedHealth Group Incorporated	13	6,265
Veeva Systems Inc. - Class A (a)	2	405
Vertex Pharmaceuticals Incorporated (a)	4	1,273
Waters Corporation (a)	1	215
West Pharmaceutical Services, Inc.	1	399
Zoetis Inc. - Class A	6	1,108
		39,329
Financials 13.7%
AFLAC Incorporated	8	539
American Express Company	8	1,445
AON Public Limited Company - Class A	3	983
Arthur J. Gallagher & Co.	3	662
Berkshire Hathaway Inc. - Class B (a)	25	8,512
BlackRock, Inc.	2	1,455
Brown & Brown, Inc.	3	228
Capital One Financial Corporation	5	589
CME Group Inc. - Class A	5	937
Discover Financial Services	4	414
Everest Re Group, Ltd.	1	200
FactSet Research Systems Inc.	1	217
Fifth Third Bancorp	9	244
Franklin Resources, Inc.	4	104
Global Payments Inc.	4	362
Globe Life Inc.	1	135
Huntington Bancshares Incorporated	20	214
Intercontinental Exchange, Inc.	8	879
Invesco Ltd.	6	104
Loews Corporation	3	159
MarketAxess Holdings Inc.	1	142
Marsh & Mclennan Companies, Inc.	7	1,296
MetLife, Inc.	9	507
Moody's Corporation	2	771
Morgan Stanley	18	1,552
MSCI Inc. - Class A	1	529
Nasdaq, Inc.	5	230
PayPal Holdings, Inc. (a)	16	1,043
Principal Financial Group, Inc.	3	240
Prudential Financial, Inc.	5	452
Regions Financial Corporation	13	236
S&P Global Inc.	5	1,834
SEI Investments Company	1	85
State Street Corporation	5	341
Synchrony Financial	6	204
T. Rowe Price Group, Inc.	3	354
The Allstate Corporation	4	403
The Bank of New York Mellon Corporation (c)	10	449
The Carlyle Group, Inc.	3	96
The Hartford Financial Services Group, Inc.	4	307
The PNC Financial Services Group, Inc.	6	706
The Progressive Corporation	8	1,090
The Travelers Companies, Inc.	3	553
Truist Financial Corporation	19	568
Unum Group	3	122
Visa Inc. - Class A	23	5,383
Willis Towers Watson Public Limited Company	1	352
		38,227
Consumer Discretionary 10.8%
Advance Auto Parts, Inc.	1	58
Airbnb, Inc. - Class A (a)	6	736
Aptiv PLC (a)	4	390
AutoZone, Inc. (a)	—	633
Bath & Body Works, Inc.	3	124
Best Buy Co., Inc.	3	218
Booking Holdings Inc. (a)	1	1,401
BorgWarner Inc.	3	162
Burlington Stores, Inc. (a)	1	148
CarMax, Inc. (a)	2	188
Carnival Corporation (a) (d)	14	269
Chipotle Mexican Grill, Inc. (a)	—	826

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	4	532
Darden Restaurants, Inc.	2	282
Deckers Outdoor Corporation (a)	—	199
Dick's Sporting Goods, Inc.	1	114
Doordash, Inc. - Class A (a)	4	283
eBay Inc.	8	336
ETSY, Inc. (a)	2	142
Expedia Group, Inc. (a)	2	223
Five Below, Inc. (a)	1	147
Floor & Decor Holdings, Inc. - Class A (a)	1	154
Genuine Parts Company	2	334
Hasbro, Inc.	2	122
Hilton Worldwide Holdings Inc.	4	538
Las Vegas Sands Corp. (a)	5	268
Lear Corporation	1	117
Lennar Corporation - Class A	4	447
Lennar Corporation - Class B	—	17
LKQ Corporation	3	204
Lowe`s Companies, Inc.	8	1,889
Lucid Group, Inc. (a) (d)	11	79
Lululemon Athletica Canada Inc. (a)	2	616
Marriott International, Inc. - Class A	4	663
McDonald's Corporation	10	3,049
MercadoLibre S.R.L (a)	1	769
Nike, Inc. - Class B	17	1,897
NVR, Inc. (a)	—	279
O'Reilly Automotive, Inc. (a)	1	819
Penske Automotive Group, Inc.	—	62
Pool Corporation	1	208
PulteGroup, Inc.	3	241
Ross Stores, Inc.	5	529
Royal Caribbean Cruises Ltd.	3	321
Service Corporation International	2	133
Starbucks Corporation	16	1,596
Tapestry, Inc.	3	138
The Home Depot, Inc.	14	4,400
The TJX Companies, Inc.	16	1,373
Tractor Supply Company	2	341
Ulta Beauty, Inc. (a)	1	332
V.F. Corporation	4	85
Whirlpool Corporation	1	112
Williams-Sonoma, Inc.	1	111
Yum! Brands, Inc.	4	545
		30,199
Industrials 8.8%
AGCO Corporation	1	111
Allegion Public Limited Company	1	143
Automatic Data Processing, Inc.	6	1,266
Avis Budget Group, Inc. (a)	—	75
Booz Allen Hamilton Holding Corporation - Class A	2	202
C.H. Robinson Worldwide, Inc.	2	149
Carlisle Companies Incorporated	1	184
Carrier Global Corporation	12	583
Cintas Corporation	1	593
Copart, Inc. (a)	6	550
CSX Corporation	28	970
Cummins Inc.	2	488
Deere & Company	4	1,536
Delta Air Lines, Inc. (a)	9	430
Eaton Corporation Public Limited Company	6	1,126
Emerson Electric Co.	8	726
Expeditors International of Washington, Inc.	2	259
Fastenal Company	8	473
FedEx Corporation	3	806
Ferguson Holdings Limited	3	453
Illinois Tool Works Inc.	4	973
Ingersoll Rand Inc.	6	372
J.B. Hunt Transport Services, Inc.	1	210
Johnson Controls International Public Limited Company	10	657
Knight-Swift Transportation Holdings Inc. - Class A	2	120
Lennox International Inc.	—	148
Masco Corporation	3	185
Norfolk Southern Corporation	3	715
Old Dominion Freight Line, Inc.	1	460
Otis Worldwide Corporation	6	510
Owens Corning	1	159
Paychex, Inc.	5	504
Republic Services, Inc.	3	442
Robert Half International Inc.	2	120
Rockwell Automation, Inc.	2	532
Rollins, Inc.	3	136
Tetra Tech, Inc.	1	127
The Toro Company	1	147
Trane Technologies Public Limited Company	3	613
TransUnion	3	214
U-Haul Holding Company	—	7
Union Pacific Corporation	9	1,752
United Parcel Service, Inc. - Class B	10	1,812
United Rentals, Inc.	1	424
Verisk Analytics, Inc.	2	456
Waste Management, Inc.	5	891
Watsco, Inc. (d)	—	174
Xylem Inc.	3	379
		24,362
Communication Services 5.7%
AT&T Inc.	100	1,590
Comcast Corporation - Class A	58	2,422
Electronic Arts Inc.	4	475
Former Charter Communications Parent, Inc. - Class A (a)	1	536
Fox Corporation - Class A	4	134
Fox Corporation - Class B	2	61
Liberty Broadband Corporation - Series A (a)	—	16
Liberty Broadband Corporation - Series C (a)	2	131
Liberty Media Corporation - Series A (a)	—	23
Liberty Media Corporation - Series A (a)	1	30
Liberty Media Corporation - Series C (a)	2	65
Liberty Media Corporation - Series C (a)	3	215
Match Group, Inc. (a)	4	166
Netflix, Inc. (a)	6	2,742
News Corporation - Class A	5	104
News Corporation - Class B	1	29
Omnicom Group Inc.	3	272
Paramount Global - Class B (d)	7	110
Pinterest, Inc. - Class A (a)	8	229
Roblox Corporation - Class A (a)	5	211
Sirius XM Holdings Inc. (d)	10	44
Snap Inc. - Class A (a)	14	162
Take-Two Interactive Software, Inc. (a)	2	320
The Interpublic Group of Companies, Inc.	5	204
The Walt Disney Company (a)	26	2,287
T-Mobile USA, Inc. (a)	8	1,116
Verizon Communications Inc.	59	2,193
		15,887
Consumer Staples 5.1%
Brown-Forman Corporation - Class A	1	49
Brown-Forman Corporation - Class B	3	172
Campbell Soup Company	3	129
Church & Dwight Co., Inc.	3	344
Colgate-Palmolive Company	12	899
Constellation Brands, Inc. - Class A	2	558
Costco Wholesale Corporation	6	3,342
Darling Ingredients Inc. (a)	2	143
Dollar General Corporation	3	516
Dollar Tree, Inc. (a)	3	419
General Mills, Inc.	8	633
Kimberly-Clark Corporation	5	655
Molson Coors Beverage Company - Class B	3	170
PepsiCo, Inc.	19	3,571
Performance Food Group Company (a)	2	128
Sysco Corporation	7	528
Target Corporation	6	853
The Clorox Company	2	269
The Kroger Co.	9	431
US Foods Holding Corp. (a)	3	143
Walgreens Boots Alliance, Inc.	10	291
		14,243

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	2	255
American Homes 4 Rent - Class A	4	150
American Tower Corporation	7	1,272
AvalonBay Communities, Inc.	2	378
Boston Properties, Inc.	2	110
Camden Property Trust	1	160
CBRE Group, Inc. - Class A (a)	4	347
Crown Castle Inc.	6	684
Digital Realty Trust, Inc. (d)	4	466
Equinix, Inc.	1	1,030
Equity Lifestyle Properties, Inc.	2	165
Equity Residential	5	309
Essex Property Trust, Inc.	1	212
Extra Space Storage Inc.	2	283
Federal Realty Investment Trust	1	100
Healthpeak OP, LLC	8	158
Host Hotels & Resorts, Inc.	10	171
Iron Mountain Incorporated	4	236
KRC Interim Corp.	9	175
Lamar Advertising Company - Class A	1	121
Life Storage Inc.	1	159
Mid-America Apartment Communities, Inc.	2	249
ProLogis Inc.	13	1,579
Public Storage	2	638
Realty Income Corporation	9	555
Regency Centers Corporation	2	137
Rexford Industrial Realty, Inc.	3	147
SBA Communications Corporation - Class A	2	353
Simon Property Group, Inc.	5	531
UDR, Inc.	4	186
Ventas, Inc.	6	266
VICI Properties Inc.	7	218
W.P. Carey Inc.	3	205
Welltower OP LLC	7	554
Weyerhaeuser Company	10	345
Zillow Group, Inc. - Class A (a)	1	43
Zillow Group, Inc. - Class C (a) (d)	2	115
		13,062
Energy 2.4%
Baker Hughes Company - Class A	14	450
Cheniere Energy, Inc.	3	516
Halliburton Company	13	418
Hess Corporation	4	528
HF Sinclair Corporation	2	82
Kinder Morgan, Inc.	28	477
Marathon Petroleum Corporation	6	690
ONEOK, Inc.	6	388
Phillips 66	6	617
Schlumberger Limited	20	973
Targa Resources Corp.	3	242
Texas Pacific Land Corporation	—	109
The Williams Companies, Inc.	17	559
Valero Energy Corporation	5	591
		6,640
Materials 1.7%
Air Products and Chemicals, Inc.	3	935
Amcor Pty Ltd	20	201
Avery Dennison Corporation	1	189
Ball Corporation	4	259
Crown Holdings, Inc.	2	146
Eastman Chemical Company	2	145
Ecolab Inc.	3	647
International Flavors & Fragrances Inc.	4	285
LyondellBasell Industries N.V. - Class A	4	331
Newmont Corporation	11	478
Packaging Corporation of America	1	173
PPG Industries, Inc.	3	480
Reliance Steel & Aluminum Co.	1	219
Royal Gold, Inc.	1	106
WestRock Company	4	104
		4,698
Utilities 1.2%
Alliant Energy Corporation	4	190
American Water Works Company, Inc.	3	390
AVANGRID, Inc.	1	38
CMS Energy Corporation	4	242
Consolidated Edison, Inc.	5	435
Eversource Energy	5	348
Exelon Corporation	14	559
NextEra Energy, Inc.	1	55
Sempra Energy	4	644
Xcel Energy Inc.	8	481
		3,382
Total Common Stocks (cost $258,359)		266,674
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (c) (e)	1,022	1,022
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (c) (e)	428	428
Total Short Term Investments (cost $1,450)		1,450
Total Investments 96.2% (cost $259,809)		268,124
Other Derivative Instruments 0.0%		13
Other Assets and Liabilities, Net 3.8%		10,622
Total Net Assets 100.0%		278,759

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of June 30, 2023.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Morningstar U.S. Sustainability Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	451	—	—	—	(2)	449	0.2

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/18/20	614	621	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	5	September 2023	1,120	13	2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	266,674	—	—	266,674
Short Term Investments	1,450	—	—	1,450
	268,124	—	—	268,124
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2	—	—	2
	2	—	—	2

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.2%
Information Technology 21.1%
Adobe Inc. (a)	36	17,752
Fortinet, Inc. (a)	213	16,087
Guidewire Software, Inc. (a)	190	14,478
Intuit Inc.	32	14,777
Lam Research Corporation	25	15,925
Microchip Technology Incorporated	149	13,345
Microsoft Corporation	46	15,799
Roper Technologies, Inc.	30	14,299
Salesforce, Inc. (a)	137	29,008
ServiceNow, Inc. (a)	30	16,843
Teradyne, Inc.	250	27,884
Tyler Technologies, Inc. (a)	75	31,040
Workday, Inc. - Class A (a)	70	15,889
		243,126
Health Care 18.0%
Agilent Technologies, Inc.	118	14,215
Amgen Inc.	62	13,830
Biogen Inc. (a)	92	26,247
Gilead Sciences, Inc.	344	26,506
Medtronic, Inc.	328	28,908
Pfizer Inc.	664	24,338
Veeva Systems Inc. - Class A (a)	148	29,359
Waters Corporation (a)	54	14,286
Zimmer Biomet Holdings, Inc.	203	29,486
		207,175
Financials 15.6%
Bank of America Corporation	467	13,413
Berkshire Hathaway Inc. - Class B (a)	41	14,011
BlackRock, Inc.	20	13,772
Intercontinental Exchange, Inc.	257	29,051
MarketAxess Holdings Inc.	51	13,267
The Bank of New York Mellon Corporation (b)	315	14,037
The Charles Schwab Corporation	248	14,042
Tradeweb Markets Inc. - Class A	199	13,640
U.S. Bancorp	788	26,050
Wells Fargo & Company	654	27,909
		179,192
Industrials 15.0%
3M Company	255	25,537
Allegion Public Limited Company	240	28,847
Emerson Electric Co.	316	28,553
Equifax Inc.	124	29,201
Masco Corporation	498	28,555
TransUnion	401	31,374
		172,067
Consumer Discretionary 9.8%
Amazon.com, Inc. (a)	133	17,287
Domino's Pizza, Inc.	87	29,245
ETSY, Inc. (a)	280	23,693
Nike, Inc. - Class B	129	14,204
Polaris Inc.	234	28,239
		112,668
Communication Services 8.8%
Alphabet Inc. - Class A (a)	241	28,847
Comcast Corporation - Class A	683	28,361
Meta Platforms, Inc. - Class A (a)	66	18,958
The Walt Disney Company (a)	283	25,288
		101,454
Materials 6.0%
Corteva, Inc.	237	13,595
Ecolab Inc.	159	29,676
International Flavors & Fragrances Inc.	321	25,542
		68,813
Consumer Staples 4.9%
Constellation Brands, Inc. - Class A	59	14,614
Kellogg Company	403	27,163
The Estee Lauder Companies Inc. - Class A	76	14,932
		56,709
Total Common Stocks (cost $1,070,112)		1,141,204
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.78% (b) (c)	12,918	12,918
Total Short Term Investments (cost $12,918)		12,918
Total Investments 100.3% (cost $1,083,030)		1,154,122
Other Derivative Instruments 0.0%		115
Other Assets and Liabilities, Net (0.3)%		(3,494)
Total Net Assets 100.0%		1,150,743

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Morningstar Wide Moat Index Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	—	14,077	—	—	—	(40)	14,037	1.2

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	45	September 2023	9,867	115	232

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,141,204	—	—	1,141,204
Short Term Investments	12,918	—	—	12,918
	1,154,122	—	—	1,154,122
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	232	—	—	232
	232	—	—	232

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 62.2%
Financials 32.4%
American Express Company
5.99%, (SOFR + 0.93%), 03/04/25 (a)	5,305	5,339
Bank of America Corporation
6.14%, (SOFR + 1.10%), 04/25/25 (a)	5,675	5,687
Capital One Financial Corporation
6.42%, (SOFR + 1.35%), 05/09/25 (a)	5,093	5,045
Caterpillar Financial Services Corporation
5.33%, (SOFR + 0.27%), 09/13/24 (a)	3,576	3,570
Citigroup Inc.
3.65%, 01/23/24	835	825
6.44%, (SOFR + 1.37%), 05/24/25 (a)	360	361
6.58%, (SOFR + 1.53%), 03/17/26 (a)	4,665	4,714
John Deere Capital Corporation
5.11%, (SOFR + 0.12%), 07/10/23 (a)	1,755	1,755
5.20%, (SOFR + 0.20%), 10/11/24 (a)	3,082	3,076
JPMorgan Chase & Co.
5.63%, (SOFR + 0.58%), 06/23/25 (a)	5,755	5,745
Morgan Stanley
5.67%, (SOFR + 0.63%), 01/24/25 (a)	5,740	5,726
National Rural Utilities Cooperative Finance Corporation
5.35%, (SOFR + 0.33%), 10/18/24 (a)	5,270	5,228
Protective Life Global Funding
6.11%, (SOFR + 1.05%), 12/11/24 (a) (b)	2,155	2,160
6.04%, (SOFR + 0.98%), 03/28/25 (a) (b)	2,085	2,088
Royal Bank of Canada
5.47%, (SOFR + 0.44%), 01/21/25 (a) (c)	1,705	1,694
The Bank of New York Mellon Corporation
5.23%, (SOFR + 0.20%), 10/25/24 (a)	3,123	3,079
The Goldman Sachs Group, Inc.
7.06%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a) (d)	6,360	6,387
Toyota Motor Credit Corporation
5.71%, (SOFR + 0.65%), 12/29/23 (a)	3,130	3,130
5.67%, (SOFR + 0.62%), 03/22/24 (a)	1,660	1,659
Truist Financial Corporation
5.46%, (SOFR + 0.40%), 06/09/25 (a)	5,034	4,866
Wells Fargo & Company
3.75%, 01/24/24	5,856	5,788
		77,922
Health Care 7.5%
AbbVie Inc.
3.85%, 06/15/24	3,350	3,294
Amgen Inc.
3.63%, 05/22/24	1,980	1,943
Baxter International Inc.
5.33%, (SOFR + 0.26%), 12/01/23 (a)	3,890	3,879
5.51%, (SOFR + 0.44%), 11/29/24 (a)	1,595	1,582
Roche Holdings, Inc.
5.62%, (SOFR + 0.56%), 03/10/25 (a) (b)	4,240	4,223
Thermo Fisher Scientific Inc.
5.41%, (SOFR + 0.39%), 10/18/23 (a)	3,020	3,016
		17,937
Energy 5.2%
Enbridge Inc.
4.00%, 10/01/23	745	741
5.70%, (SOFR + 0.63%), 02/16/24 (a)	1,370	1,368
Enterprise Products Operating LLC
3.90%, 02/15/24	5,435	5,377
Shell International Finance B.V.
5.72%, (3 Month USD LIBOR + 0.40%), 11/13/23 (a) (d)	4,990	4,995
		12,481
Consumer Discretionary 4.4%
General Motors Financial Company, Inc.
1.20%, 10/15/24	1,100	1,035
Mercedes-Benz Finance North America LLC
5.98%, (SOFR + 0.93%), 03/30/25 (a) (b)	1,637	1,637
Starbucks Corporation
5.49%, (SOFR + 0.42%), 02/14/24 (a)	3,300	3,296
Volkswagen Group of America, Inc.
6.01%, (SOFR + 0.95%), 06/07/24 (a) (b)	4,735	4,729
		10,697
Communication Services 3.7%
AT&T Inc.
0.90%, 03/25/24	2,319	2,240
Verizon Communications Inc.
5.55%, (SOFR + 0.50%), 03/22/24 (a)	6,780	6,758
		8,998
Utilities 3.1%
Florida Power & Light Company
5.39%, 01/12/24 (a)	870	869
Mississippi Power Company
5.28%, (SOFR + 0.30%), 06/28/24 (a)	1,500	1,487
NextEra Energy Capital Holdings, Inc.
5.46%, (SOFR + 0.40%), 11/03/23 (a)	5,194	5,187
		7,543
Consumer Staples 2.2%
PepsiCo, Inc.
5.47%, (SOFR + 0.40%), 02/13/26 (a)	5,195	5,208
Information Technology 1.8%
Analog Devices, Inc.
5.24%, (SOFR + 0.25%), 10/01/24 (a)	4,310	4,301
Industrials 1.6%
Siemens Financieringsmaatschappij N.V.
5.49%, (SOFR + 0.43%), 03/11/24 (a) (b)	3,920	3,922
Real Estate 0.3%
Simon Property Group, L.P.
3.75%, 02/01/24	635	627
Total Corporate Bonds And Notes (cost $149,657)		149,636
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 15.7%
Ally Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.67%, 11/15/23	919	914
BMW Vehicle Owner Trust 2022-A
Series 2022-A2A-A, REMIC, 2.52%, 10/25/23	662	658
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.71%, 06/16/25	930	921
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	846	813
Citizens Auto Receivables Trust 2023-1
Series 2023-A2A-1, 6.13%, 01/15/25	1,790	1,788
DLLAD 2023-1 LLC
Series 2023-A2-1A, 5.19%, 04/20/26	604	598
DLLST 2022-1 LLC
Series 2022-A2-1A, 2.79%, 01/22/24	420	418
Ford Credit Auto Lease Trust 2022-A
Series 2022-A2A-A, 2.78%, 10/15/24	1,186	1,182
Ford Credit Auto Owner Trust 2022-B
Series 2022-A2A-B, 3.44%, 02/15/25	1,429	1,422
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A2-2, REMIC, 2.93%, 10/21/24	833	827
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A2-2, 2.52%, 05/16/25	61	61
GM Financial Consumer Automobile Receivables Trust 2022-3
Series 2022-A2A-3, REMIC, 3.50%, 09/16/25	1,925	1,909
GreatAmerica Financial Services Corporation
Series 2021-A2-2, 0.38%, 09/15/23	57	57
HPEFS Equipment Trust 2022-1
Series 2022-A2-1A, 1.02%, 09/20/23	200	199
Hyundai Auto Lease Securitization Trust 2022-B
Series 2022-A2A-B, REMIC, 2.75%, 12/15/23	630	626
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A2A-C, 4.34%, 04/15/24	2,190	2,177
Hyundai Auto Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.20%, 07/15/24	1,233	1,228
Hyundai Auto Receivables Trust 2021-C
Series 2021-A2A-C, 0.36%, 10/15/24	61	61
Mercedes-Benz Auto Receivables Trust 2022-1
Series 2022-A2-1, 5.26%, 06/17/24	1,392	1,389
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.09%, 01/15/26	2,830	2,820

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Nissan Auto Lease Trust 2022-A
Series 2022-A2A-A, REMIC, 3.45%, 11/15/23	1,338	1,334
Nissan Auto Lease Trust 2023-A
Series 2023-A2A-A, 5.10%, 03/17/25	1,995	1,986
Nissan Auto Lease Trust 2023-B
Series 2023-A2A-B, 5.74%, 11/15/24	793	792
Nissan Auto Receivables 2022-B Owner Trust
Series 2022-A2-B, 4.50%, 05/15/24	1,374	1,366
Santander Retail Auto Lease Trust 2022-A
Series 2022-A2-A, 0.97%, 02/20/24	428	424
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A2-A, 5.05%, 01/15/26	1,345	1,339
Trillium Credit Card Trust II
Series 2021-A-2A, 5.29%, (SOFR 30-Day Average + 0.22%), 10/26/23 (a)	1,600	1,599
Verizon Master Trust
Series 2022-A1B-7, 5.92%, (SOFR 30-Day Average + 0.85%), 11/20/24 (a)	2,028	2,034
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	495	491
Volkswagen Auto Lease Trust 2022-A
Series 2022-A2-A, 3.02%, 01/20/24	1,790	1,778
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	1,003	982
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	1,161	1,150
World Omni Auto Receivables Trust 2022-D
Series 2022-A2A-D, 5.51%, 03/16/26	2,472	2,471
Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,976)		37,814
SHORT TERM INVESTMENTS 14.9%
Investment Companies 10.7%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	25,759	25,759
U.S. Treasury Bill 4.2%
Treasury, United States Department of
5.22%, 07/20/23	10,000	9,976
Total Short Term Investments (cost $35,733)		35,735
Total Investments 92.8% (cost $223,366)		223,185
Other Derivative Instruments (2.2)%		(5,275)
Other Assets and Liabilities, Net 9.4%		22,708
Total Net Assets 100.0%		240,618

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $18,759 and 7.8% of the Fund.

(c) Convertible security.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	68	December 2023	4,134	(666)	(421)
Brent Crude	225	October 2023	16,863	(9)	(8)
Cattle Feeder	46	January 2024	5,696	80	71
Cocoa	163	March 2024	4,971	135	457
Coffee C	29	December 2023	1,939	(23)	(220)
Copper	166	March 2024	15,658	23	23
Corn	619	December 2023	18,204	(1,045)	(2,892)
Cotton No. 2	86	December 2023	3,576	58	(121)
Crude Oil, WTI	213	December 2023	14,985	11	11
Gasoline, RBOB	174	December 2023	15,368	90	90
Gold, 100 Oz.	147	December 2023	28,874	56	56
KC HRW Wheat	165	December 2023	6,494	(10)	108
Lead	150	September 2023	7,823	61	61
Lean Hogs	149	February 2024	4,783	31	31
Live Cattle	163	November 2023	11,604	103	103
Low Sulfur Gasoil	123	January 2024	8,459	25	25
Natural Gas	280	November 2023	8,906	85	85
New York Harbor ULSD	120	February 2024	12,083	47	47
Nickel	43	September 2023	6,460	(1,411)	(1,168)
Palladium	10	September 2023	1,430	(5)	(208)
Platinum	157	October 2023	8,025	50	(857)
Silver	84	September 2023	9,960	93	(292)
Soybean	104	November 2023	7,074	403	(90)
Soybean Meal	325	December 2023	11,941	546	972
Soybean Oil	177	December 2023	5,784	425	478
Sugar No. 11	195	May 2024	5,008	(9)	(9)
Wheat	140	December 2023	5,435	(107)	(750)
Zinc	147	December 2023	9,606	(922)	(818)
				(1,885)	(5,236)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	149,636	—	149,636
Non-U.S. Government Agency Asset-Backed Securities	—	37,814	—	37,814
Short Term Investments	25,759	9,976	—	35,735
	25,759	197,426	—	223,185
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,618	—	—	2,618
	2,618	—	—	2,618
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(7,854)	—	—	(7,854)
	(7,854)	—	—	(7,854)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 34.9%
Financials 17.9%
American Express Company
5.29%, (SOFR + 0.23%), 11/03/23 (a)	55	55
5.99%, (SOFR + 0.93%), 03/04/25 (a)	400	403
Bank of America Corporation
6.14%, (SOFR + 1.10%), 04/25/25 (a)	630	631
Caterpillar Financial Services Corporation
5.32%, (SOFR + 0.24%), 05/17/24 (a)	175	175
Citigroup Inc.
6.44%, (SOFR + 1.37%), 05/24/25 (a)	225	226
6.58%, (SOFR + 1.53%), 03/17/26 (a)	435	440
John Deere Capital Corporation
5.20%, (SOFR + 0.20%), 10/11/24 (a)	350	349
JPMorgan Chase & Co.
5.63%, (SOFR + 0.58%), 06/23/25 (a)	595	594
Morgan Stanley
5.67%, (SOFR + 0.63%), 01/24/25 (a)	635	633
The Goldman Sachs Group, Inc.
7.06%, (3 Month USD LIBOR + 1.60%), 11/29/23 (a) (b)	507	509
Wells Fargo & Company
3.75%, 01/24/24	640	632
		4,647
Health Care 6.4%
AbbVie Inc.
3.85%, 06/15/24	370	364
Amgen Inc.
3.63%, 05/22/24	450	442
Baxter International Inc.
5.51%, (SOFR + 0.44%), 11/29/24 (a)	210	208
Roche Holdings, Inc.
5.62%, (SOFR + 0.56%), 03/10/25 (a) (c)	200	199
Thermo Fisher Scientific Inc.
5.41%, (SOFR + 0.39%), 10/18/23 (a)	450	449
		1,662
Energy 4.5%
Enbridge Inc.
4.00%, 10/01/23	300	298
5.70%, (SOFR + 0.63%), 02/16/24 (a)	260	260
Enterprise Products Operating LLC
3.90%, 02/15/24	615	608
		1,166
Consumer Discretionary 2.5%
Amazon.com, Inc.
0.45%, 05/12/24	400	383
Volkswagen Group of America, Inc.
6.01%, (SOFR + 0.95%), 06/07/24 (a) (c)	260	260
		643
Information Technology 1.7%
Analog Devices, Inc.
5.24%, (SOFR + 0.25%), 10/01/24 (a)	450	449
Communication Services 1.5%
Verizon Communications Inc.
5.55%, (SOFR + 0.50%), 03/22/24 (a)	395	394
Utilities 0.4%
Florida Power & Light Company
5.39%, 01/12/24 (a)	95	95
Total Corporate Bonds And Notes (cost $9,056)		9,056
GOVERNMENT AND AGENCY OBLIGATIONS 15.7%
U.S. Government Agency Obligations 15.7%
Federal Farm Credit Banks Funding Corporation
1.60%, 08/14/23 (d)	1,600	1,593
Federal Home Loan Bank of Pittsburgh
3.38%, 09/01/23 (d)	1,600	1,595
Federal Home Loan Mortgage Corporation
0.25%, 08/24/23 (d)	910	904
Total Government And Agency Obligations (cost $4,100)		4,092
SHORT TERM INVESTMENTS 42.5%
U.S. Treasury Bill 36.6%
Treasury, United States Department of
5.22%, 07/20/23	2,500	2,494
4.84%, 08/01/23	1,775	1,768
5.19%, 08/10/23	1,795	1,785
5.18%, 08/17/23	1,000	993
5.23%, 08/24/23	2,500	2,481
		9,521
Investment Companies 5.9%
JNL Government Money Market Fund - Class I, 4.78% (e) (f)	1,530	1,530
Total Short Term Investments (cost $11,052)		11,051
Total Investments 93.1% (cost $24,208)		24,199
Other Derivative Instruments 0.2%		47
Other Assets and Liabilities, Net 6.7%		1,733
Total Net Assets 100.0%		25,979

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $459 and 1.8% of the Fund.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	5	July 2023	766	(9)	1
Gold, 100 Oz.	121	December 2023	23,767	—	46
Palladium	5	September 2023	712	(3)	(101)
Platinum	13	October 2023	671	4	(78)
Silver	5	September 2023	596	6	(20)
				(2)	(152)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	9,056	—	9,056
Government And Agency Obligations	—	4,092	—	4,092
Short Term Investments	1,530	9,521	—	11,051
	1,530	22,669	—	24,199
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	47	—	—	47
	47	—	—	47
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(199)	—	—	(199)
	(199)	—	—	(199)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.1%
Mortgage-Backed Securities 39.5%
Federal Home Loan Mortgage Corporation
2.50%, 05/01/51 - 04/01/52	6,339	5,376
3.00%, 12/01/51 - 06/01/52	5,078	4,479
3.50%, 04/01/52 - 02/01/53	8,861	8,080
4.00%, 04/01/52 - 04/01/53	12,920	12,130
4.50%, 07/01/52 - 10/01/52	12,593	12,106
5.00%, 10/01/52 - 05/01/53	12,923	12,667
4.00%, 11/01/52 (a)	2,445	2,294
5.50%, 11/01/52 - 06/01/53	10,051	10,008
4.50%, 01/01/53 (a)	828	796
6.00%, 01/01/53	735	742
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 06/01/52	9,781	8,635
3.50%, 05/01/51 - 07/01/52	14,421	13,157
2.50%, 08/01/51 - 05/01/52	16,388	13,925
4.00%, 05/01/52 - 02/01/53	13,361	12,544
3.50%, 06/01/52 - 07/15/53 (a)	14,073	12,819
4.50%, 07/01/52 - 04/01/53	9,923	9,538
5.00%, 08/01/52 - 06/01/53	16,080	15,765
4.00%, 10/01/52 - 07/15/53 (a)	37,571	35,249
TBA, 4.50%, 10/01/52 - 07/15/53 (a)	29,777	28,614
5.50%, 12/01/52 - 06/01/53	13,756	13,700
6.00%, 01/01/53 - 06/01/53	4,654	4,699
TBA, 5.00%, 07/15/53 (a)	7,635	7,480
Government National Mortgage Association
5.00%, 11/20/52 - 07/15/53 (a)	11,925	11,719
5.50%, 06/20/53 - 07/15/53 (a)	4,735	4,715
TBA, 6.00%, 06/20/53 - 07/15/53 (a)	7,105	7,153
		268,390
Collateralized Mortgage Obligations 7.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 6.97%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,138
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.57%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,126
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.17%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	1,245	1,264
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, REMIC, 8.02%, (SOFR 30-Day Average + 2.95%), 06/25/42 (b)	1,012	1,036
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.67%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	348
Series 2022-1B1-R08, REMIC, 10.67%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,256
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 8.82%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,575
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 8.42%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	979
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,289
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	621
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,795
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	327
Series 2018-M2-HQA1, REMIC, 7.45%, (1 Month USD LIBOR + 2.30%), 09/25/30 (b)	1,707	1,728
Series 2021-M2-DNA7, REMIC, 6.87%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	824
Series 2022-M2-DNA2, REMIC, 8.82%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	2,937	2,955
Series 2022-M2-HQA1, REMIC, 10.32%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,548
Series 2022-M1B-DNA3, REMIC, 7.97%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	917
Series 2022-M1B-DNA5, REMIC, 9.57%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,329
Series 2022-M1B-HQA3, REMIC, 8.62%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,480
Series 2022-M1B-DNA6, REMIC, 8.77%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	2,390	2,464
Interest Only, Series SP-4150, REMIC, 0.96%, (6.15% - (1 Month USD LIBOR * 1)), 01/15/43 (b)	1,594	181
Interest Only, Series SA-4456, REMIC, 0.96%, (6.15% - (1 Month USD LIBOR * 1)), 03/15/45 (b)	1,026	107
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	2,021	383
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	2,053	365
Interest Only, Series C24-418, 4.00%, 08/01/43	2,535	439
Series 2017-2M2-C06, REMIC, 7.95%, (1 Month USD LIBOR + 2.80%), 02/25/30 (b)	2,753	2,805
Series 2017-1M2-C07, REMIC, 7.55%, (1 Month USD LIBOR + 2.40%), 05/28/30 (b)	408	411
Series 2018-1M2-C01, REMIC, 7.40%, (1 Month USD LIBOR + 2.25%), 07/25/30 (b)	1,321	1,334
Series 2018-2M2-C02, REMIC, 7.35%, (1 Month USD LIBOR + 2.20%), 08/26/30 (b)	910	919
Series 2018-2M2-C04, REMIC, 7.70%, (1 Month USD LIBOR + 2.55%), 12/26/30 (b)	1,941	1,975
Series 2018-1M2-C05, REMIC, 7.50%, (1 Month USD LIBOR + 2.35%), 01/27/31 (b)	2,067	2,102
Interest Only, Series 2019-DS-49, REMIC, 1.00%, (6.15% - (1 Month USD LIBOR * 1)), 06/25/43 (b)	1,804	199
Interest Only, Series 2013-SY-72, REMIC, 1.01%, (6.15% - (1 Month USD LIBOR * 1)), 07/25/43 (b)	1,892	207
Interest Only, Series 2018-ST-18, REMIC, 0.95%, (6.10% - (1 Month USD LIBOR * 1)), 12/25/44 (b)	1,971	209
Interest Only, Series 2016-HS-31, REMIC, 0.85%, (6.00% - (1 Month USD LIBOR * 1)), 06/25/46 (b)	1,357	132
Interest Only, Series 2016-SA-62, REMIC, 0.85%, (6.00% - (1 Month USD LIBOR * 1)), 09/25/46 (b)	1,999	216
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,639	612
Ginnie Mae REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,703	1,330
Series 2020-AB-107, REMIC, 1.00%, 07/20/50	2,207	1,733
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 1.04%, (6.20% - (1 Month USD LIBOR * 1)), 07/20/47 (b)	1,777	178
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	1,829	1,430
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,550	610
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,830	620
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,598	1,344
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,616	1,322
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,610	353
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,353	560
		53,075
Sovereign 4.0%
Angola, Government of
8.00%, 11/26/29 (c)	335	284
9.38%, 05/08/48 (c)	765	605
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (c) (d) (e)	1,145	263
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	5,717	1,508
6.90%, 08/12/37, PEN	2,429	663
Gobierno de la Republica del Ecuador
5.50%, 07/31/30 (c) (f)	285	137
2.50%, 07/31/35 (c) (f)	360	123
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	451
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	330	327
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	26,217	1,449
3.50%, 02/12/34	1,130	942
4.40%, 02/12/52	1,130	889
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	309
3.75%, 01/21/55 (c)	335	253
Government of the Republic of Panama
2.25%, 09/29/32	490	373
3.30%, 01/19/33	655	544
Government of the Sultanate of Oman
7.00%, 01/25/51 (c)	770	761
Koztarsasagi Elnoki Hivatal
3.25%, 10/22/31, HUF	573,560	1,299
Ministerio da Fazenda
10.00%, 01/01/31, BRL	2,439	495
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	5,481,400	1,081
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	289
4.00%, 02/14/51 (c)	360	257
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (c)	385	350
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	295
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	1,060	926
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	3,369	690
Presidencia de la Republica de Colombia
3.00%, 01/30/30	300	233
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	84
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (c)	1,200	1,082
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (e) (g) (h)	1,719	143
Romania, Government of
4.85%, 07/25/29, RON	3,130	623
3.00%, 02/14/31 (h)	852	706
8.25%, 09/29/32, RON	6,075	1,468
4.00%, 02/14/51 (h)	712	509
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,889	887
8.50%, 01/31/37, ZAR	4,435	180
5.65%, 09/27/47	505	357
5.75%, 09/30/49	280	198
The Arab Republic of Egypt
5.88%, 02/16/31 (c)	200	110
8.50%, 01/31/47 (c)	880	466
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	70
6.50%, 02/15/31, IDR	24,969,000	1,680
7.00%, 02/15/33, IDR	4,775,000	335
4.63%, 04/15/43 (c)	1,095	1,038
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,827	484
6.00%, 10/25/33, PLN	4,506	1,125
		27,341
U.S. Treasury Inflation Indexed Securities 3.8%
Treasury, United States Department of
1.63%, 10/15/27 (i)	17,312	17,055
0.63%, 07/15/32 (i)	7,189	6,609
0.13%, 02/15/52 (i)	3,433	2,274
		25,938
Total Government And Agency Obligations (cost $386,414)		374,744
CORPORATE BONDS AND NOTES 41.3%
Financials 12.3%
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (j)	1,400	1,056
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,488
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	500	470
6.75%, 04/15/28 (c)	565	557
Ally Financial Inc.
4.70%, (100, 05/15/28) (k)	1,571	1,072
6.70%, 02/14/33	820	725
American Express Company
3.55%, (100, 09/15/26) (k)	540	448
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	380	343
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	395	390
5.63%, 01/15/29 (c)	755	655
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (j) (k)	200	188
Banco do Brasil S.A
6.25%, (100, 04/15/24) (h) (k)	550	490
Banco Santander, S.A.
7.50%, (100, 02/08/24) (h) (j) (k)	800	762
5.15%, 08/18/25 (j)	1,000	984
Bank of America Corporation
4.30%, (100, 01/28/25) (k) (l)	287	256
4.38%, (100, 01/27/27) (k)	920	795
6.10%, (100, 03/17/25) (k)	1,145	1,136
6.25%, (100, 09/05/24) (k)	467	461
1.84%, 02/04/25	2,680	2,611
4.95%, 07/22/28	1,440	1,414
2.97%, 02/04/33	1,605	1,336
2.48%, 09/21/36	1,525	1,165
Barclays PLC
4.38%, (100, 03/15/28) (j) (k)	2,065	1,396
8.00%, (100, 03/15/29) (j) (k)	880	780
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (h)	157	173
BNP Paribas
4.50%, (100, 02/25/30) (c) (j) (k)	450	315
4.63%, (100, 02/25/31) (c) (k)	1,540	1,171
7.38%, (100, 08/19/25) (c) (j) (k)	342	332
9.25%, (100, 11/17/27) (c) (j) (k)	385	397
BPCE
3.65%, 01/14/37 (c)	1,550	1,227
Capital One Financial Corporation
3.95%, (100, 09/01/26) (k)	1,608	1,194
Citigroup Inc.
3.88%, (100, 02/18/26) (k)	225	189
4.00%, (100, 12/10/25) (k)	220	189
4.15%, (100, 11/15/26) (k)	935	750
4.70%, (100, 01/30/25) (k)	305	262
5.00%, (100, 09/12/24) (k)	403	375
7.38%, (100, 05/15/28) (k)	425	422
3.29%, 03/17/26	1,550	1,483
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (k)	215	162
6.00%, (100, 07/06/23) (k)	275	241
6.38%, (100, 04/06/24) (k)	368	316
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (h) (k)	400	365
Corebridge Financial, Inc.
4.35%, 04/05/42	835	673
Discover Financial Services
5.50%, (100, 10/30/27) (k)	1,326	1,009
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (h) (k)	575	568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Encore Capital Group, Inc.
4.25%, 06/01/28, GBP (h)	180	175
Fifth Third Bancorp
8.57%, (3 Month USD LIBOR + 3.03%), (100, 08/11/23) (b) (k) (l)	547	492
Ford Motor Credit Company LLC
3.38%, 11/13/25	245	228
4.39%, 01/08/26	55	52
6.95%, 03/06/26 - 06/10/26	985	990
4.87%, 08/03/27, EUR	420	450
4.13%, 08/17/27	35	32
7.35%, 11/04/27	335	343
6.80%, 05/12/28	100	100
7.20%, 06/10/30	215	217
3.63%, 06/17/31	145	119
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	306
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	175	172
HSBC Holdings PLC
4.00%, (100, 03/09/26) (j) (k)	450	380
4.70%, (100, 03/09/31) (j) (k) (l)	410	306
8.00%, (100, 03/07/28) (k) (l)	855	850
HUB International Limited
7.00%, 05/01/26 (c)	120	120
7.25%, 06/15/30 (c)	1,405	1,451
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (k)	58	47
5.63%, (100, 07/15/30) (k)	134	121
8.14%, (3 Month USD LIBOR + 2.88%), (100, 10/15/23) (b) (k)	504	428
ING Groep N.V.
3.88%, (100, 05/16/27) (j) (k)	1,460	1,040
5.75%, (100, 11/16/26) (j) (k)	846	749
6.50%, (100, 04/16/25) (j) (k)	245	228
Intesa Sanpaolo SPA
8.25%, 11/21/33 (c)	1,045	1,096
7.78%, 06/20/54 (c)	605	602
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (k)	200	177
4.60%, (100, 02/01/25) (k)	552	515
7.88%, (3 Month USD LIBOR + 2.58%), (100, 08/01/23) (b) (k)	459	452
1.56%, 12/10/25	2,065	1,936
2.18%, 06/01/28	1,605	1,428
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	539
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (j) (k)	863	807
8.00%, (100, 09/27/29) (j) (k)	640	583
M&T Bank Corporation
3.50%, (100, 09/01/26) (k)	1,095	737
Morgan Stanley
5.25%, 04/21/34	1,335	1,317
2.48%, 09/16/36	2,775	2,106
5.95%, 01/19/38	595	587
NatWest Group PLC
4.60%, (100, 06/28/31) (j) (k)	935	648
6.00%, (100, 12/29/25) (j) (k)	595	546
3.03%, 11/28/35 (j)	3,060	2,343
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (j) (k)	1,015	746
OneMain Finance Corporation
6.88%, 03/15/25	545	539
7.13%, 03/15/26	590	581
3.50%, 01/15/27	415	357
3.88%, 09/15/28	745	609
4.00%, 09/15/30	280	216
Royal Bank of Canada
3.38%, 04/14/25 (j)	1,025	985
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (h) (j) (k)	800	737
Societe Generale
4.75%, (100, 05/26/26) (c) (j) (k)	330	260
Standard Chartered PLC
4.30%, (100, 08/19/28) (c) (j) (k)	1,180	845
Starwood Property Trust, Inc.
5.50%, 11/01/23 (c)	500	497
The Bank of New York Mellon Corporation
3.70%, (100, 03/20/26) (k)	143	126
3.75%, (100, 12/20/26) (k)	1,935	1,600
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	1,617	1,183
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (k)	570	442
3.80%, (100, 05/10/26) (k)	380	304
4.13%, (100, 11/10/26) (k)	770	633
4.95%, (100, 02/10/25) (k)	225	211
5.50%, (100, 08/10/24) (k)	156	152
1.76%, 01/24/25	2,680	2,611
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (k)	1,990	1,469
5.00%, (100, 11/01/26) (k)	90	78
6.25%, (100, 03/15/30) (k)	465	419
The Travelers Companies, Inc.
5.45%, 05/25/53	435	455
Truist Financial Corporation
4.95%, (100, 09/01/25) (k)	180	167
5.10%, (100, 03/01/30) (k)	90	77
8.65%, (3 Month USD LIBOR + 3.10%), (100, 09/15/23) (b) (k)	308	300
5.87%, 06/08/34	1,200	1,201
U.S. Bancorp
3.70%, (100, 01/15/27) (k)	1,480	1,091
UBS Group AG
4.38%, (100, 02/10/31) (c) (k)	200	141
4.88%, (100, 02/12/27) (c) (k)	445	357
4.70%, 08/05/27 (c) (j)	1,470	1,405
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (h) (j) (k)	1,066	975
UniCredit S.p.A.
8.00%, (100, 06/03/24) (h) (j) (k)	200	195
VistaJet Group Holding SA
9.50%, 06/01/28 (c)	270	248
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (c)	660	593
6.38%, 02/01/30 (c)	540	435
Wells Fargo & Company
3.90%, (100, 03/15/26) (k)	810	713
Westpac Banking Corporation
3.02%, 11/18/36	1,515	1,159
		83,718
Consumer Discretionary 4.8%
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (h)	45	48
Afflelou
4.25%, 05/19/26, EUR (h)	175	182
Allwyn International a.s.
3.88%, 02/15/27, EUR (h)	245	250
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (h)	277	290
Aramark Services, Inc.
5.00%, 04/01/25 (c)	360	354
5.00%, 02/01/28 (c)	195	184
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (h)	124	152
Banijay Entertainment
3.50%, 03/01/25, EUR (h)	100	106
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	490	473
6.75%, 07/01/36	330	297
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	420	367
Carnival Corporation
7.63%, 03/01/26 (c) (l)	520	509
9.88%, 08/01/27 (c)	675	703
4.00%, 08/01/28 (c)	165	146
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (c)	435	476

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ceconomy AG
1.75%, 06/24/26, EUR (h)	100	85
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	770	762
Cirsa Finance International S.a r.l.
4.75%, 05/22/25, EUR (h)	209	224
Clarios Global LP
4.38%, 05/15/26, EUR (h)	455	472
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (h)	130	156
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,360
Douglas GmbH
6.00%, 04/08/26, EUR (h)	115	115
Dufry One B.V.
2.50%, 10/15/24, EUR (h)	100	107
2.00%, 02/15/27, EUR (h)	230	218
3.38%, 04/15/28, EUR (h)	221	214
EG Global Finance PLC
4.38%, 02/07/25, EUR (h)	255	263
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	475	473
8.13%, 07/01/27 (c)	630	644
Faurecia
7.25%, 06/15/26, EUR (h)	100	113
2.38%, 06/15/27, EUR (h)	150	144
3.75%, 06/15/28, EUR (h)	100	99
Ford Motor Company
9.63%, 04/22/30	415	482
3.25%, 02/12/32	185	145
4.75%, 01/15/43	180	138
5.29%, 12/08/46	1,450	1,191
General Motors Financial Company, Inc.
3.80%, 04/07/25	1,685	1,625
IHO Verwaltungs GmbH
3.75%, 09/15/26, EUR (h) (m)	100	102
3.88%, 05/15/27, EUR (h) (m)	200	197
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	445	446
4.50%, 01/15/26 - 07/15/28, EUR (h)	357	353
KB Home
7.25%, 07/15/30	375	382
4.00%, 06/15/31	140	121
LHMC Finco 2 S.A R.L.
8.00%, 10/02/25, EUR (f) (h) (m)	104	111
Macys Retail Holdings
5.88%, 03/15/30 (c)	535	477
Macy's Retail Holdings, LLC
4.50%, 12/15/34	295	212
5.13%, 01/15/42	75	51
Maison Finco PLC
6.00%, 10/31/27, GBP (h)	104	101
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (h)	169	132
MCE Finance Limited
5.63%, 07/17/27 (c)	595	538
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	520	461
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (h)	120	114
NCL Corporation Ltd.
5.88%, 02/15/27 (c)	425	413
Next Group PLC
3.63%, 05/18/28, GBP (h) (l)	300	335
Ockenfels Group GmbH & Co. KG
5.25%, 04/30/29, EUR (h)	130	133
PetSmart, Inc.
4.75%, 02/15/28 (c)	380	352
7.75%, 02/15/29 (c)	420	418
Peu (Fin) PLC
7.25%, 07/01/28, EUR (c)	110	120
Playtech PLC
4.25%, 03/07/26, EUR (h)	230	244
Raptor Acquisition Corp
4.88%, 11/01/26 (c)	500	473
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (c)	515	471
4.38%, 01/15/28 (c)	220	203
4.00%, 10/15/30 (c)	385	331
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	1,500	1,409
8.25%, 01/15/29 (c)	130	137
Schaeffler AG
3.38%, 10/12/28, EUR (h)	300	298
Scientific Games International, Inc.
7.25%, 11/15/29 (c)	580	582
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c)	395	355
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	555	495
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 (l)	435	425
5.00%, 07/15/29	800	721
TVL Finance PLC
10.25%, 04/28/28, GBP (h)	139	172
Valeo
5.38%, 05/28/27, EUR (h)	200	218
Warnermedia Holdings, Inc.
5.14%, 03/15/52	2,070	1,688
White Cap Parent, LLC
8.25%, 03/15/26 (c) (m)	335	321
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	365	363
WMG Acquisition Corp.
3.88%, 07/15/30 (c)	240	208
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	645	589
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	553	544
5.25%, 05/15/27 (c)	520	493
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	404
Yum! Brands, Inc.
5.38%, 04/01/32	1,000	949
ZF Europe Finance B.V.
3.00%, 10/23/29, EUR (h)	400	367
ZF Friedrichshafen AG
3.75%, 09/21/28, EUR (h)	100	98
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	750	761
7.13%, 04/14/30 (c)	215	219
		32,674
Communication Services 4.8%
Altice Financing S.A.
4.25%, 08/15/29, EUR (h)	410	343
Altice France
6.00%, 02/15/28 (c)	1,040	507
4.13%, 01/15/29, EUR (h)	285	225
Altice France Holding S.A.
5.50%, 01/15/28 (c)	540	409
4.00%, 02/15/28, EUR (h)	100	53
AT&T Inc.
4.50%, 03/09/48	2,299	1,947
3.65%, 06/01/51	715	526
3.50%, 09/15/53	1,710	1,211
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	227
CCO Holdings, LLC
4.75%, 03/01/30 (c)	570	488
4.25%, 02/01/31 (c)	395	319
4.75%, 02/01/32 (c)	795	647
4.50%, 05/01/32	175	139
4.50%, 06/01/33 (c)	180	141
4.25%, 01/15/34 (c)	285	215
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,429
3.90%, 06/01/52	1,390	909

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Comcast Corporation
2.94%, 11/01/56	4,370	2,848
Commscope Technologies LLC
5.00%, 03/15/27 (c)	280	195
Commscope, Inc.
7.13%, 07/01/28 (c)	455	323
4.75%, 09/01/29 (c)	290	229
CSC Holdings, LLC
7.50%, 04/01/28 (c)	200	114
5.75%, 01/15/30 (c)	840	397
4.13%, 12/01/30 (c)	495	348
4.63%, 12/01/30 (c)	820	365
4.50%, 11/15/31 (c)	420	293
DISH DBS Corporation
5.13%, 06/01/29	540	252
Dish Network Corporation
3.38%, 08/15/26 (j)	200	100
Eircom Limited
3.50%, 05/15/26, EUR (h)	190	193
Frontier Communications Holdings, LLC
5.88%, 11/01/29	365	266
8.75%, 05/15/30 (c)	320	313
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	280	256
5.00%, 05/01/28 (c)	355	306
Iliad Holding
5.63%, 10/15/28, EUR (h)	393	397
7.00%, 10/15/28 (c)	260	240
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (h) (k)	100	110
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	310	215
3.63%, 01/15/29 (c)	455	273
3.75%, 07/15/29 (c)	150	90
3.88%, 11/15/29 (c) (l)	280	223
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	540	528
6.50%, 05/15/27 (c)	440	442
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (h)	765	761
4.00%, 09/18/27, EUR (c)	200	199
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	280	242
8.00%, 08/01/29 (c)	360	307
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	420	371
6.00%, 02/15/28 (c) (l)	405	324
Oztel Holdings SPC Limited
6.63%, 04/24/28 (c)	720	747
Paramount Global
4.20%, 05/19/32 (l)	1,670	1,401
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (h)	230	243
Rogers Communications Inc.
3.80%, 03/15/32 (c)	740	647
SES
5.63%, (100, 01/29/24), EUR (h) (k)	100	108
Sirius XM Radio Inc.
3.88%, 09/01/31 (c)	5	4
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	240	204
Telecom Italia SPA
3.00%, 09/30/25, EUR (h)	410	422
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (h) (k)	200	187
7.13%, (100, 08/23/28), EUR (h) (k)	200	222
TMNL Group Holding B.V.
5.50%, 01/15/30, EUR (h)	120	109
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	1,092
3.40%, 10/15/52	2,365	1,688
United Group B.V.
4.00%, 11/15/27, EUR (h)	200	178
Verizon Communications Inc.
2.36%, 03/15/32	2,255	1,816
2.99%, 10/30/56	1,370	871
Virgin Media Secured Finance PLC
5.00%, 04/15/27, GBP (h)	100	115
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (h)	585	587
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	305	265
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (h)	353	283
		32,444
Energy 4.2%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	330	319
8.25%, 12/31/28 (c)	740	729
5.88%, 06/30/29 (c) (l)	415	371
Bip-V Chinook
5.50%, 06/15/31 (c)	720	647
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (k)	2,835	2,579
Buckeye Partners, L.P.
5.85%, 11/15/43	180	135
5.60%, 10/15/44	725	533
Callon Petroleum Company
8.00%, 08/01/28 (c)	235	232
7.50%, 06/15/30 (c) (l)	255	241
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	295	298
8.75%, 07/01/31 (c)	350	355
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	1,251	1,145
DT Midstream, Inc.
4.13%, 06/15/29 (c)	755	663
4.38%, 06/15/31 (c)	240	207
Ecopetrol S.A.
5.88%, 05/28/45	345	236
Enbridge Inc.
2.50%, 02/14/25	1,370	1,303
Energy Transfer LP
6.63%, (100, 02/15/28) (k)	2,030	1,558
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,585
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	346	343
7.50%, 06/01/27 - 06/01/30 (c)	330	334
6.50%, 07/01/27 (c)	205	202
5.50%, 07/15/28	155	147
4.50%, 01/15/29 (c)	235	210
4.75%, 01/15/31 (c)	240	210
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	113
Genesis Energy, L.P.
6.50%, 10/01/25	280	276
6.25%, 05/15/26	65	62
7.75%, 02/01/28	390	371
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	695	689
ITT Holdings LLC
6.50%, 08/01/29 (c)	550	462
Kinder Morgan, Inc.
5.55%, 06/01/45	2,025	1,866
Kinetik Holdings LP
5.88%, 06/15/30 (c)	350	333
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	365	325
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	311
MV24 Capital B.V.
6.75%, 06/01/34 (c)	185	166
National Company KazMunayGaz JSC
5.75%, 04/19/47 (c)	375	306
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	600	563
6.50%, 09/30/26 (c)	1,000	895

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	410	402
Occidental Petroleum Corporation
5.88%, 09/01/25	205	204
5.50%, 12/01/25	185	183
8.88%, 07/15/30	170	195
6.63%, 09/01/30	225	234
6.13%, 01/01/31	230	234
6.60%, 03/15/46 (l)	220	227
Petrobras Global Finance B.V.
5.50%, 06/10/51	105	83
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (e) (g) (h)	6,339	181
Petroleos Mexicanos
6.35%, 02/12/48	505	304
7.69%, 01/23/50	1,250	846
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	273
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (h) (k)	130	128
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	220	203
Southwestern Energy Company
4.75%, 02/01/32	780	689
Summit Midstream Holdings, LLC
8.50%, 10/15/26 (c)	895	869
Sunnova Energy Corporation
5.88%, 09/01/26 (c) (l)	820	751
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	140	140
5.50%, 01/15/28 (c)	470	430
6.00%, 12/31/30 - 09/01/31 (c)	890	781
		28,677
Industrials 3.7%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (h) (k)	200	196
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	435	422
American Airlines, Inc.
5.50%, 04/20/26 (c)	1,210	1,200
7.25%, 02/15/28 (c)	240	239
5.75%, 04/20/29 (c)	1,230	1,195
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (c)	575	565
4.00%, 09/01/29 (c)	30	24
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (c)	585	545
4.75%, 07/15/27, GBP (h)	185	186
5.25%, 08/15/27 (c) (l)	280	239
ASGN Incorporated
4.63%, 05/15/28 (c)	600	549
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c)	545	517
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (c)	650	637
Builders FirstSource, Inc.
4.25%, 02/01/32 (c)	175	152
6.38%, 06/15/32 (c)	165	164
Canpack Spolka Akcyjna
2.38%, 11/01/27, EUR (h)	102	92
Chart Industries, Inc.
7.50%, 01/01/30 (c)	560	571
9.50%, 01/01/31 (c)	205	219
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	410	389
6.13%, 01/15/29 (c)	250	199
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	205	205
Delta Air Lines, Inc.
3.75%, 10/28/29	820	738
Deutsche Lufthansa Aktiengesellschaft
3.00%, 05/29/26, EUR (h)	300	310
3.75%, 02/11/28, EUR (h)	100	103
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (c)	245	243
Fiber Bidco S.P.A.
9.01%, (3 Month EURIBOR + 6.00%), 10/25/27, EUR (b) (h)	200	218
Imola Merger Corporation
4.75%, 05/15/29 (c)	510	445
International Consolidated Airlines Group, S.A.
3.75%, 03/25/29, EUR (h)	200	190
Intrum AB
3.50%, 07/15/26, EUR (h)	100	81
3.00%, 09/15/27, EUR (h)	99	74
Jeld-Wen, Inc.
6.25%, 05/15/25 (c)	20	20
4.88%, 12/15/27 (c)	715	633
LATAM Airlines Group S.A.
13.38%, 10/15/27 (c) (l)	220	238
13.38%, 10/15/29 (c)	280	302
Lockheed Martin Corporation
5.70%, 11/15/54	1,010	1,122
Masonite International Corporation
3.50%, 02/15/30 (c)	655	553
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (c)	685	679
9.25%, 04/15/27 (c)	525	485
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (h) (k)	145	160
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	580	506
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	30	27
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (h)	300	353
Sensata Technologies B.V.
4.00%, 04/15/29 (c)	135	120
5.88%, 09/01/30 (c)	445	433
SGL Carbon SE
4.63%, 09/30/24, EUR (h)	310	337
SPX Flow, Inc.
8.75%, 04/01/30 (c)	455	412
Standard Buildings Solutions Inc.
4.38%, 07/15/30 (c)	515	447
3.38%, 01/15/31 (c)	380	306
Terex Corporation
5.00%, 05/15/29 (c)	555	519
The ADT Security Corporation
4.88%, 07/15/32 (c)	455	391
The Boeing Company
5.81%, 05/01/50 (n)	2,545	2,537
TransDigm Inc.
6.25%, 03/15/26 (c)	470	468
5.50%, 11/15/27	840	794
6.75%, 08/15/28 (c)	545	548
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	540	518
8.50%, 08/15/27 (c)	380	366
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (c)	610	580
Vertical Midco GmbH
4.38%, 07/15/27, EUR (h)	165	161
		24,922
Consumer Staples 2.7%
AA Bond Co Limited
6.50%, 01/31/26, GBP (c)	100	109
Allied Universal Holdco LLC
6.00%, 06/01/29 (c)	395	293
APX Group, Inc.
5.75%, 07/15/29 (c)	910	791
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	390	328
Autostrade per l'italia S.P.A.
1.88%, 09/26/29, EUR (h)	140	128
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (h)	178	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bellis Finco PLC
4.00%, 02/16/27, GBP (h)	150	141
Constellation Brands, Inc.
2.25%, 08/01/31	1,715	1,400
Coty Inc.
3.88%, 04/15/26, EUR (h)	185	195
5.00%, 04/15/26 (c)	460	443
6.50%, 04/15/26 (c)	80	79
IPD 3 B.V.
8.00%, 06/15/28, EUR (c)	100	111
Kapla Holding
3.38%, 12/15/26, EUR (h)	168	166
Kraft Heinz Foods Company
3.88%, 05/15/27	120	115
Loxama
5.75%, 07/15/27, EUR (h)	226	224
MHP SE
7.75%, 05/10/24 (c)	275	187
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,562
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	212
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	440	404
Paganini BidCo S.p.A.
7.50%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (h)	100	107
Performance Food Group Company
5.50%, 10/15/27 (c)	480	465
Philip Morris International Inc.
5.38%, 02/15/33	2,310	2,306
Pilgrim's Pride Corporation
4.25%, 04/15/31	575	493
3.50%, 03/01/32	665	530
6.25%, 07/01/33	215	209
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (h)	100	111
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	426	422
5.75%, 04/15/26 (c)	235	231
6.25%, 01/15/28 (c)	795	744
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (h)	240	227
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (h)	100	101
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	125	126
7.75%, 03/15/31 (c)	250	260
Safeway Inc.
5.88%, 02/15/28 (c)	720	700
3.50%, 03/15/29 (c)	230	200
4.88%, 02/15/30 (c)	215	198
Sysco Corporation
6.60%, 04/01/50 (n)	1,152	1,313
3.15%, 12/14/51	870	603
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (h)	264	281
Techem Verwaltungsgesellschaft 675 mbH
2.00%, 07/15/25, EUR (h)	200	207
United Rentals (North America), Inc.
5.25%, 01/15/30	565	539
3.75%, 01/15/32	485	411
Verisure Holding AB
3.88%, 07/15/26, EUR (h)	365	373
3.25%, 02/15/27, EUR (h)	275	266
		18,497
Materials 2.3%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (h)	100	90
Avient Corporation
7.13%, 08/01/30 (c)	510	516
Ball Corporation
2.88%, 08/15/30	1,010	838
3.13%, 09/15/31	175	144
Carpenter Technology Corporation
6.38%, 07/15/28	25	25
7.63%, 03/15/30	380	387
Celanese US Holdings LLC
4.78%, 07/19/26, EUR (n)	200	213
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	713
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	770
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (c)	480	468
First Quantum Minerals Ltd
7.50%, 04/01/25 (c)	125	125
6.88%, 03/01/26 (c)	455	448
6.88%, 10/15/27 (c)	45	44
8.63%, 06/01/31 (c)	800	821
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	320	300
5.88%, 04/15/30 (c)	400	381
6.13%, 04/15/32 (c)	265	252
H.B. Fuller Company
4.25%, 10/15/28	470	420
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	1,115	1,038
6.13%, 04/01/29 (c)	380	350
INEOS Finance PLC
3.38%, 03/31/26, EUR (h)	405	413
2.88%, 05/01/26, EUR (h)	100	100
6.75%, 05/15/28 (c) (l)	1,085	1,046
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (h) (l)	500	479
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	860	786
Kronos International, Inc.
3.75%, 09/15/25, EUR (h)	205	203
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (h)	100	89
Metinvest B.V.
7.65%, 10/01/27 (c)	105	66
7.75%, 10/17/29 (c)	565	331
Novelis Corporation
3.88%, 08/15/31 (c)	955	788
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (h)	100	86
4.25%, 10/01/28 (c)	350	277
6.25%, 10/01/29 (c) (l)	265	191
Periama Holdings, LLC
5.95%, 04/19/26 (h)	290	279
Sappi Papier Holding GmbH
3.63%, 03/15/28, EUR (h)	100	96
Sealed Air Corporation
5.00%, 04/15/29 (c)	530	493
Synthomer PLC
3.88%, 07/01/25, EUR (h)	110	111
Tronox Incorporated
4.63%, 03/15/29 (c)	760	631
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	124	91
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	1,010	825
Wepa Hygieneprodukte GmbH
2.88%, 12/15/27, EUR (h)	163	153
		15,877
Health Care 2.1%
AbbVie Inc.
3.80%, 03/15/25	1,965	1,911
Amgen Inc.
5.65%, 03/02/53	455	461
2.77%, 09/01/53	1,400	873
5.75%, 03/02/63	545	554
Avantor, Inc.
3.88%, 07/15/28, EUR (h)	115	115
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (h)	200	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (h)	240	240
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	200	177
8.00%, 12/15/27 (c) (l)	386	373
6.00%, 01/15/29 (c)	230	196
5.25%, 05/15/30 (c)	285	225
4.75%, 02/15/31 (c)	305	230
CVS Health Corporation
5.05%, 03/25/48	2,650	2,451
Encompass Health Corporation
4.75%, 02/01/30	385	351
Grunenthal GmbH
3.63%, 11/15/26, EUR (h)	100	102
Merck & Co., Inc.
2.90%, 12/10/61	1,300	865
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (c)	900	761
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	1,110	965
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	800	811
Roche Holdings, Inc.
2.61%, 12/13/51 (c)	1,280	867
Tenet Healthcare Corporation
6.13%, 10/01/28 (l)	360	347
6.13%, 06/15/30	555	547
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (h)	155	144
1.63%, 10/15/28, EUR (h)	695	585
		14,353
Utilities 1.9%
Calpine Corporation
5.13%, 03/15/28 (c)	160	143
4.63%, 02/01/29 (c)	927	787
5.00%, 02/01/31 (c)	994	822
Centrica PLC
5.25%, 04/10/75, GBP (h)	185	221
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (k)	390	329
Edison International
5.00%, (100, 12/15/26) (k)	1,964	1,700
EDP - Energias de Portugal, S.A.
5.94%, 04/23/83, EUR (h)	300	324
Electricite de France
2.63%, (100, 12/01/27), EUR (h) (k)	600	527
4.00%, (100, 10/04/24), EUR (h) (k)	100	106
NGG Finance PLC
5.63%, 06/18/73, GBP (h)	100	121
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (k)	440	415
3.38%, 02/15/29 (c)	265	218
3.63%, 02/15/31 (c)	1,365	1,068
3.88%, 02/15/32 (c)	175	135
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	1,693
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	525	510
The Southern Company
4.00%, 01/15/51	2,250	2,093
Vistra Corp.
7.00%, (100, 12/15/26) (c) (k)	410	358
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	230	222
5.00%, 07/31/27 (c)	625	586
4.38%, 05/01/29 (c)	755	661
		13,039
Real Estate 1.3%
American Tower Corporation
2.40%, 03/15/25	1,065	1,004
Aroundtown SA
4.75%, (100, 06/25/24), GBP (h) (k)	245	108
Country Garden Holdings Company Limited
4.80%, 08/06/30 (h)	365	106
Emeria
3.38%, 03/31/28, EUR (h)	256	224
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (h) (k)	200	129
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (c)	960	876
5.25%, 03/15/28 - 07/15/30 (c)	695	641
5.00%, 07/15/28 (c)	330	306
4.50%, 02/15/31 (c)	350	301
5.63%, 07/15/32 (c)	740	663
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	165	143
MPT Operating Partnership, L.P.
4.63%, 08/01/29	875	661
3.50%, 03/15/31	175	121
Realogy Group LLC
5.75%, 01/15/29 (c)	804	604
5.25%, 04/15/30 (c)	940	670
RHP Hotel Properties, LP
4.75%, 10/15/27	595	554
4.50%, 02/15/29 (c)	155	137
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	570	523
Uniti Group Inc.
10.50%, 02/15/28 (c)	220	218
XHR LP
6.38%, 08/15/25 (c)	430	422
		8,411
Information Technology 1.2%
Analog Devices, Inc.
2.95%, 10/01/51	505	358
Apple Inc.
2.85%, 08/05/61	1,370	934
CDW Finance Corporation
3.57%, 12/01/31	327	276
Commscope Finance LLC
8.25%, 03/01/27 (c) (l)	560	448
Endure Digital, Inc.
6.00%, 02/15/29 (c)	250	188
Infineon Technologies AG
2.88%, (100, 01/01/25), EUR (h) (k)	100	104
McAfee Corp.
7.38%, 02/15/30 (c)	700	609
Oracle Corporation
4.00%, 11/15/47	2,205	1,698
3.95%, 03/25/51	1,380	1,045
5.55%, 02/06/53	1,365	1,323
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	335	314
8.25%, 02/01/28 (c)	560	532
		7,829
Total Corporate Bonds And Notes (cost $317,939)		280,441
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.4%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 8.24%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,504
AmCap Funding LLC
Series 2018-A-1, 4.98%, 12/15/23	1,880	1,879
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	445	441
Avis Budget Rental Car Funding (AESOP) LLC
Series 2021-B-2A, 1.90%, 02/20/27	761	654
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	930	878
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.66%, 04/17/29 (b)	455	348
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.32%, 12/17/31 (b)	343	221
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.56%, (3 Month USD LIBOR + 3.30%), 07/17/34 (b)	1,000	881
BBCMS Mortgage Trust 2019-C5
Series 2019-C-C5, REMIC, 3.71%, 11/16/29	411	298

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.33%, 09/17/55 (b)	8,223	628
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (b)	781	570
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	964	678
Benefit Street Partners CLO XIX, Ltd
Series 2019-D-19A, 9.06%, (3 Month USD LIBOR + 3.80%), 01/18/33 (b)	2,600	2,530
BMO 2023-C5 Mortgage Trust
Series 2023-C-C5, REMIC, 6.63%, 05/17/33 (b)	384	357
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 8.84%, (1 Month Term SOFR + 3.69%), 04/15/24 (b)	2,275	2,213
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 6.84%, (1 Month USD LIBOR + 1.65%), 09/15/23 (b)	2,505	2,369
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	782	663
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	1,489	1,229
Cambridge Trust Company
Series 2019-F-LIFE, REMIC, 7.74%, (1 Month USD LIBOR + 2.55%), 12/15/37 (b)	464	446
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	623
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 1.09%, 10/11/47 (b)	11,316	91
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.45%, 02/12/48 (b)	6,036	87
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.40%, 09/17/27 (b)	473	363
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	517
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	1,835	1,606
COMM 2014-CCRE16 Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.10%, 04/12/47 (b)	11,444	46
COMM 2014-LC15 Mortgage Trust
Interest Only, Series 2014-XA-LC15, REMIC, 1.21%, 04/12/47 (b)	13,805	47
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.21%, 06/12/47 (b)	11,466	54
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.98%, 12/12/47 (b)	9,373	77
CSAIL 2018-C14 Commercial Mortgage Trust
Series 2018-C-C14, REMIC, 5.06%, 10/17/28 (b)	863	676
CSMC 2019-ICE4
Series 2019-E-ICE4, REMIC, 7.34%, (1 Month USD LIBOR + 2.15%), 05/15/36 (b)	374	366
Series 2019-F-ICE4, REMIC, 7.84%, (1 Month USD LIBOR + 2.65%), 05/15/36 (b)	838	819
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	1,855	1,664
Elmwood CLO IV Ltd
Series 2020-D-1A, 8.41%, (3 Month USD LIBOR + 3.15%), 04/15/33 (b)	4,250	4,055
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 8.00%, (3 Month USD LIBOR + 2.75%), 07/22/30 (b)	2,250	2,136
Five 2023-V1 Mortgage Trust
Series 2023-C-V1, REMIC, 6.62%, 02/11/28 (b)	651	593
GS Mortgage Securities Trust 2014-GC18
Interest Only, Series 2014-XA-GC18, REMIC, 1.18%, 01/11/47 (b)	13,945	26
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 1.06%, 11/13/47 (b)	10,137	93
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.86%, 05/12/50 (b)	15,331	161
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,197
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.82%, 09/12/29 (b)	823	597
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	524	490
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	592	566
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.33%, 11/05/26 (b)	400	370
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.64%, (1 Month Term SOFR + 2.49%), 08/15/24 (b)	1,708	1,708
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.45%, 01/08/27 (b)	1,814	1,193
Kayne CLO 6 Ltd
Series 2019-D-6A, 9.25%, (3 Month USD LIBOR + 4.00%), 01/21/33 (b)	2,450	2,427
Kayne CLO 7 Ltd
Series 2020-D-7A, 8.21%, (3 Month USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,803
Magnetite XXIV, Limited
Series 2019-DR-24A, 8.04%, (3 Month Term SOFR + 3.05%), 04/15/35 (b)	5,200	4,856
Manhattan West 2020-1MW Mortgage Trust
Series 2020-C-1MW, REMIC, 2.41%, 09/10/27 (b)	428	353
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 8.10%, (3 Month USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,923
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	2,047	1,973
Milos CLO, Ltd.
Series 2017-DR-1A, 8.00%, (3 Month USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,628
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	534
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	399	340
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	841	660
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.24%, 12/15/28 (b)	534	432
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.91%, 05/17/33 (b)	523	480
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	1,002	940
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	412	357
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	449	380
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	4,038	3,371
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,665	1,430
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,053	1,652
OHA Loan Funding 2016-1, Ltd.
Series 2016-DR-1A, 8.25%, (3 Month USD LIBOR + 3.00%), 01/20/33 (b)	3,250	3,077
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,766
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (b)	3,130	2,517

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	465	422
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	344	311
Series 2021-D-2A, 3.23%, 09/20/38	293	264
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	417	414
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	328
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	6,606	5,347
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 6.28%, (1 Month USD LIBOR + 1.13%), 06/25/33 (b) (f)	17	17
Symphony CLO XXII Ltd
Series 2020-D-22A, 8.41%, (3 Month USD LIBOR + 3.15%), 04/18/33 (b)	2,000	1,856
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	366	321
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 8.08%, (1 Month Term SOFR + 2.93%), 05/15/24 (b)	1,648	1,598
Series 2022-C-DPM, REMIC, 8.92%, (1 Month Term SOFR + 3.78%), 05/15/37 (b)	975	920
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.46%, (3 Month USD LIBOR + 3.20%), 04/15/33 (b)	1,000	943
TICP CLO XV, Ltd.
Series 2020-D-15A, 8.40%, (3 Month USD LIBOR + 3.15%), 04/20/33 (b)	500	476
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,595	1,463
Trestles CLO III Ltd
Series 2020-D-3A, 8.50%, (3 Month USD LIBOR + 3.25%), 01/20/33 (b)	1,000	951
Trinitas CLO Ltd
Series 2021-D-16A, 8.55%, (3 Month USD LIBOR + 3.30%), 07/20/34 (b)	1,500	1,406
Vantage Data Centers Issuer, LLC
Series 2021-A2-1A, 2.17%, 10/15/26	780	692
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	6,018	4,866
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,550	1,252
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.71%, 04/25/67 (b)	810	758
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.84%, 11/18/25 (b)	357	319
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/16/47 (b)	9,765	69
WFRBS Commercial Mortgage Trust 2014-LC14
Interest Only, Series 2014-XA-LC14, REMIC, 1.40%, 03/15/47 (b)	5,878	15
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,930)		97,915
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
GTT Communications, Inc.
2022 Opco Term Loan, 12.24%, (SOFR + 7.10%), 12/30/27 (b)	61	51
2022 Holdco Term Loan, 14.00%, (PIK + 9.00%), 06/30/28 (b)	48	27
Nautilus Power, LLC
Term Loan B, 10.24%, (1 Month USD LIBOR + 4.25%), 04/28/24 (b) (o)	228	164
Total Senior Floating Rate Instruments (cost $294)		242
COMMON STOCKS 0.0%
Financials 0.0%
AFLAC Incorporated (d)	1	16
Total Common Stocks (cost $9)		16
SHORT TERM INVESTMENTS 4.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 4.78% (p) (q)	23,444	23,444
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 4.95% (p) (q)	6,948	6,948
Total Short Term Investments (cost $30,392)		30,392
Total Investments 115.3% (cost $841,978)		783,750
Other Derivative Instruments (0.0)%		(206)
Other Assets and Liabilities, Net (15.3)%		(103,719)
Total Net Assets 100.0%		679,825

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $111,312.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $121,530 and 17.9% of the Fund.

(d) Non-income producing security.

(e) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Convertible security.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) All or a portion of the security was on loan as of June 30, 2023.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	198	196	—
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	45	48	—
Afflelou, 4.25%, 05/19/26	07/09/21	210	182	—
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	06/06/23	90	90	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	250	0.1
Altice Financing S.A., 4.25%, 08/15/29	11/10/21	466	343	0.1
Altice France, 4.13%, 01/15/29	11/10/21	326	225	0.1
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	116	53	—
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	254	290	0.1
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	225	186	—
Aroundtown SA, 4.75% (callable at 100, 06/25/24)	02/14/23	166	108	—
Autostrade per l'italia S.P.A., 1.88%, 09/26/29	04/22/21	170	128	—
Avantor, Inc., 3.88%, 07/15/28	06/06/23	114	115	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	143	152	—
Banco do Brasil S.A, 6.25% (callable at 100, 04/15/24)	06/08/21	555	490	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	809	762	0.1
Banijay Entertainment, 3.50%, 03/01/25	03/02/23	102	106	—
Bayer Aktiengesellschaft, 5.38%, 03/25/82	02/01/23	205	202	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	186	—
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	137	141	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	173	173	—
Canpack Spolka Akcyjna, 2.38%, 11/01/27	06/29/23	94	92	—
Ceconomy AG, 1.75%, 06/24/26	06/06/23	84	85	—
Centrica PLC, 5.25%, 04/10/75	08/24/22	202	221	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	217	240	0.1
Cirsa Finance International S.a r.l., 4.75%, 05/22/25	11/12/21	197	224	—
Clarios Global LP, 4.38%, 05/15/26	10/29/21	531	472	0.1
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	403	365	0.1
Coty Inc., 3.88%, 04/15/26	01/11/23	189	195	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	384	106	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	156	—
Deutsche Lufthansa Aktiengesellschaft, 3.00%, 05/29/26	01/19/23	306	310	0.1
Deutsche Lufthansa Aktiengesellschaft, 3.75%, 02/11/28	01/12/23	99	103	—
Douglas GmbH, 6.00%, 04/08/26	06/05/23	114	115	—
Dufry One B.V., 2.50%, 10/15/24	02/21/23	104	107	—
Dufry One B.V., 2.00%, 02/15/27	11/04/20	250	218	—
Dufry One B.V., 3.38%, 04/15/28	11/11/21	253	214	—
EDP - Energias de Portugal, S.A., 5.94%, 04/23/83	05/04/23	327	324	0.1
EG Global Finance PLC, 4.38%, 02/07/25	11/01/21	293	263	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	222	193	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	534	527	0.1
Electricite de France, 4.00% (callable at 100, 10/04/24)	01/25/23	106	106	—
Emeria, 3.38%, 03/31/28	02/16/23	221	224	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	596	568	0.1
Encore Capital Group, Inc., 4.25%, 06/01/28	11/10/21	239	175	—
Faurecia, 7.25%, 06/15/26	02/16/23	110	113	—
Faurecia, 2.38%, 06/15/27	11/03/21	173	144	—
Faurecia, 3.75%, 06/15/28	02/17/21	123	99	—
Fiber Bidco S.P.A., 9.01%, 10/25/27	05/11/23	220	218	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	106	102	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	166	129	—
IHO Verwaltungs GmbH, 3.75%, 09/15/26	06/27/23	103	102	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	205	197	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	423	397	0.1
INEOS Finance PLC, 3.38%, 03/31/26	10/29/21	476	413	0.1
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	117	100	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	578	479	0.1
Infineon Technologies AG, 2.88% (callable at 100, 01/01/25)	06/06/23	102	104	—
International Consolidated Airlines Group, S.A., 3.75%, 03/25/29	01/24/23	187	190	—
Intrum AB, 3.50%, 07/15/26	11/01/21	116	81	—
Intrum AB, 3.00%, 09/15/27	11/10/21	111	74	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	208	175	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	216	178	—
Kapla Holding, 3.38%, 12/15/26	11/11/21	192	166	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	109	110	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	236	203	—
LHMC Finco 2 S.A R.L., 8.00%, 10/02/25	11/29/22	97	111	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/01/21	892	761	0.1
Loxama, 5.75%, 07/15/27	11/01/21	266	224	0.1
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	92	89	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	139	101	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	196	132	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	205	160	—
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	114	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	394	335	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	119	121	—
Ockenfels Group GmbH & Co. KG, 5.25%, 04/30/29	06/23/21	158	133	—
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	87	86	—
Paganini BidCo S.p.A., 7.50%, 10/30/28	06/06/23	106	107	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	303	279	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	141	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	26	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	14	—
Playtech PLC, 4.25%, 03/07/26	08/03/22	227	244	0.1
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	270	243	0.1
Premier Foods Finance PLC, 3.50%, 10/15/26	09/24/21	137	111	—
Primo Water Holdings Inc., 3.88%, 10/31/28	05/11/23	231	227	0.1
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	102	101	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	170	128	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	143	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	440	353	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	706	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	693	509	0.1
Sappi Papier Holding GmbH, 3.63%, 03/15/28	07/01/21	119	96	—
Schaeffler AG, 3.38%, 10/12/28	03/01/22	339	298	0.1
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	111	108	—
SGL Carbon SE, 4.63%, 09/30/24	11/02/21	337	337	0.1
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	813	737	0.1
Synthomer PLC, 3.88%, 07/01/25	02/23/23	110	111	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	277	281	0.1
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25	08/03/22	196	207	—
Telecom Italia SPA, 3.00%, 09/30/25	04/06/23	421	422	0.1
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	187	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	229	222	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	181	144	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	723	585	0.1
TMNL Group Holding B.V., 5.50%, 01/15/30	03/30/23	110	109	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	172	172	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,118	975	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	203	195	—
United Group B.V., 4.00%, 11/15/27	11/11/21	227	178	—
Valeo, 5.38%, 05/28/27	06/05/23	215	218	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	428	373	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	317	266	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	166	161	—
Virgin Media Secured Finance PLC, 5.00%, 04/15/27	01/23/23	115	115	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	798	587	0.1
Wepa Hygieneprodukte GmbH, 2.88%, 12/15/27	11/09/22	130	153	—
ZF Europe Finance B.V., 3.00%, 10/23/29	02/17/21	403	367	0.1
ZF Friedrichshafen AG, 3.75%, 09/21/28	11/02/21	123	98	—
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	264	283	0.1
		32,752	27,487	4.0

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA Index	7	September 2024	GBP	1,645	(2)	(2)
Australia 10 Year Bond	17	September 2023	AUD	1,986	(13)	(7)
Canada 2 Year Bond	188	September 2023	CAD	19,388	21	(112)
Euro BOBL	65	September 2023	EUR	7,638	(1)	(126)
Euro Schatz	166	September 2023	EUR	17,567	(7)	(175)
Long Gilt	3	September 2023	GBP	285	(1)	1
United States 10 Year Note	210	September 2023		23,971	29	(395)
United States 10 Year Ultra Bond	115	September 2023		13,733	34	(113)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 2 Year Note	295	October 2023		60,348	(9)	(361)
United States 5 Year Note	273	October 2023		29,496	—	(260)
					51	(1,550)
Short Contracts
Canada 10 Year Bond	(43)	September 2023	CAD	(5,317)	(31)	36
Euro Bund	(38)	September 2023	EUR	(5,145)	(4)	67
Euro Buxl 30 Year Bond	(1)	September 2023	EUR	(139)	(1)	(1)
Euro OAT	(2)	September 2023	EUR	(260)	—	3
Italy Government BTP Bond	(38)	September 2023	EUR	(4,397)	(1)	(17)
United States Long Bond	(323)	September 2023		(41,018)	(242)	27
United States Ultra Bond	(237)	September 2023		(31,896)	(296)	(388)
					(575)	(273)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (S)	Paying	4.85	(S)	05/26/25	CAD	14,793	(9)	(81)
3M Canada Bankers Acceptance (S)	Paying	4.91	(S)	06/07/25	CAD	9,686	8	(32)
6M Australian Bank Bill Short Term Rate (S)	Receiving	4.01	(S)	06/06/28	AUD	2,656	5	22
6M Australian Bank Bill Short Term Rate (S)	Paying	4.23	(S)	06/06/25	AUD	3,169	(4)	(16)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.26	(S)	06/06/33	AUD	731	(2)	(5)
U.S. CPURNSA (A)	Receiving	2.46	(A)	03/23/28		5,945	3	19
							1	(93)

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	07/05/23	BRL	2,192	458	30
BRL/USD	GSC	07/25/23	BRL	749	157	6
BRL/USD	GSC	08/28/23	BRL	2,019	417	(3)
CNY/USD	GSC	09/20/23	CNY	2,652	368	(3)
COP/USD	GSC	09/20/23	COP	1,353,303	318	2
CZK/EUR	CIT	09/20/23	EUR	—	—	—
EUR/HUF	GSC	08/11/23	HUF	(20,692)	(60)	—
EUR/RON	CIT	07/25/23	RON	(1,716)	(378)	(1)
EUR/RON	CIT	07/25/23	RON	(697)	(154)	—
EUR/RON	JPM	07/25/23	RON	(299)	(66)	—
EUR/USD	CIT	07/05/23	EUR	182	199	—
EUR/USD	GSC	07/05/23	EUR	679	741	11
EUR/USD	JPM	07/05/23	EUR	136	149	(1)
EUR/USD	JPM	07/05/23	EUR	217	237	2
EUR/USD	SSB	07/20/23	EUR	3,608	3,940	(34)
HUF/EUR	CIT	08/01/23	EUR	(107)	(117)	1
HUF/EUR	SSB	08/01/23	EUR	(40)	(44)	—
HUF/EUR	CIT	08/11/23	EUR	(70)	(76)	—
HUF/EUR	GSC	08/11/23	EUR	(352)	(385)	—
IDR/USD	SSB	07/20/23	IDR	25,500,000	1,701	(4)
IDR/USD	CIT	09/20/23	IDR	3,897,436	260	(1)
IDR/USD	CIT	09/20/23	IDR	2,931,449	195	—
INR/USD	JPM	07/20/23	INR	17,180	209	—
MXN/USD	JPM	09/20/23	MXN	5,044	290	2
PEN/USD	GSC	08/18/23	PEN	304	83	1
PLN/EUR	GSC	09/20/23	EUR	(19)	(21)	—
RON/EUR	GSC	07/25/23	EUR	(584)	(639)	4
THB/USD	CIT	07/06/23	THB	562	16	(1)
THB/USD	GSC	07/06/23	THB	4,795	135	(14)
THB/USD	JPM	07/06/23	THB	695	20	(1)
THB/USD	JPM	09/20/23	THB	13,498	384	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
TWD/USD	CIT	07/06/23	TWD	27,052	868	(55)
TWD/USD	JPM	07/06/23	TWD	6,732	216	(3)
USD/BRL	CIT	07/05/23	BRL	(173)	(36)	(1)
USD/BRL	GSC	07/05/23	BRL	(2,019)	(422)	3
USD/BRL	CIT	07/25/23	BRL	(515)	(107)	(1)
USD/BRL	GSC	07/25/23	BRL	(811)	(169)	(8)
USD/CLP	SCB	09/20/23	CLP	(161,690)	(200)	—
USD/CNY	CIT	09/20/23	CNY	(2,652)	(368)	5
USD/EUR	CIT	07/05/23	EUR	(89)	(97)	(1)
USD/EUR	GSC	07/05/23	EUR	(77)	(84)	(1)
USD/EUR	GSC	07/05/23	EUR	(136)	(149)	1
USD/EUR	JPM	07/05/23	EUR	(411)	(448)	(6)
USD/EUR	JPM	07/05/23	EUR	(364)	(396)	—
USD/EUR	SSB	07/05/23	EUR	(138)	(151)	—
USD/EUR	SSB	07/20/23	EUR	(192)	(210)	(1)
USD/EUR	SSB	07/20/23	EUR	(17,132)	(18,709)	159
USD/EUR	CIT	08/03/23	EUR	(182)	(199)	—
USD/EUR	JPM	08/03/23	EUR	(138)	(151)	—
USD/GBP	SSB	07/20/23	GBP	(3,574)	(4,540)	(68)
USD/THB	CIT	07/06/23	THB	(6,804)	(192)	17
USD/TRY	GSC	07/21/23	TRY	(9,037)	(346)	26
USD/TWD	CIT	07/06/23	TWD	(19,849)	(637)	29
USD/TWD	JPM	07/06/23	TWD	(24,611)	(790)	25
USD/TWD	SCB	07/06/23	TWD	(746)	(24)	—
USD/UYU	GSC	08/10/23	UYU	(1,001)	(26)	—
USD/ZAR	CIT	07/12/23	ZAR	(7,333)	(389)	2
USD/ZAR	JPM	07/12/23	ZAR	(743)	(39)	—
UYU/USD	CIT	08/10/23	UYU	12,735	335	17
UYU/USD	JPM	08/10/23	UYU	1,270	33	1
ZAR/USD	CIT	07/12/23	ZAR	745	40	1
ZAR/USD	GSC	07/12/23	ZAR	3	—	—
					(19,050)	128

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (Q)	GSC	09/20/23	19,030	—	189

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	374,744	—	374,744
Corporate Bonds And Notes	—	280,441	—	280,441
Non-U.S. Government Agency Asset-Backed Securities	—	97,915	—	97,915
Senior Floating Rate Instruments	—	78	164	242
Common Stocks	16	—	—	16
Short Term Investments	30,392	—	—	30,392
	30,408	753,178	164	783,750
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	134	—	—	134
Centrally Cleared Interest Rate Swap Agreements	—	41	—	41
Open Forward Foreign Currency Contracts	—	345	—	345
OTC Total Return Swap Agreements	—	189	—	189
	134	575	—	709

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,957)	—	—	(1,957)
Centrally Cleared Interest Rate Swap Agreements	—	(134)	—	(134)
Open Forward Foreign Currency Contracts	—	(217)	—	(217)
	(1,957)	(351)	—	(2,308)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 97.6%
Financials 29.4%
American International Group, Inc.	286	16,478
Ameriprise Financial, Inc.	61	20,211
AON Public Limited Company - Class A	59	20,327
Ares Management Corporation - Class A	142	13,644
Assurant, Inc.	223	28,078
Berkshire Hathaway Inc. - Class B (a)	232	79,173
CME Group Inc. - Class A	272	50,331
Everest Re Group, Ltd.	59	20,305
JPMorgan Chase & Co.	599	87,121
LPL Financial Holdings Inc.	59	12,860
Morgan Stanley	179	15,290
RenaissanceRe Holdings Ltd	132	24,555
The Allstate Corporation	243	26,498
The Charles Schwab Corporation	387	21,937
The Goldman Sachs Group, Inc.	39	12,639
The Progressive Corporation	149	19,713
U.S. Bancorp	600	19,810
Voya Financial, Inc.	492	35,298
		524,268
Health Care 19.3%
AbbVie Inc.	236	31,743
Alcon AG	117	9,612
Becton, Dickinson and Company	213	56,188
Danaher Corporation	114	27,362
Eli Lilly and Company	30	13,985
Gilead Sciences, Inc.	528	40,685
McKesson Corporation	56	24,101
Medtronic, Inc.	610	53,704
Merck & Co., Inc.	136	15,634
Sanofi - ADR	971	52,344
UnitedHealth Group Incorporated	38	18,161
		343,519
Energy 13.3%
ConocoPhillips	86	8,905
EQT Corporation	609	25,038
Exxon Mobil Corporation	590	63,301
Hess Corporation	304	41,361
Marathon Petroleum Corporation	219	25,474
Occidental Petroleum Corporation	314	18,457
Schlumberger Limited	618	30,366
Shell PLC - Class A - ADR	403	24,355
		237,257
Industrials 8.7%
Caterpillar Inc.	41	10,072
Eaton Corporation Public Limited Company	137	27,601
FedEx Corporation	96	23,817
Howmet Aerospace Inc.	236	11,704
L3Harris Technologies, Inc.	121	23,715
Northrop Grumman Corporation	31	14,141
Raytheon Technologies Corporation	442	43,330
		154,380
Information Technology 7.2%
Applied Materials, Inc.	235	33,898
Cisco Systems, Inc.	1,215	62,878
Dolby Laboratories, Inc. - Class A	208	17,406
Micron Technology, Inc.	228	14,367
		128,549
Consumer Discretionary 6.1%
General Motors Company	404	15,570
International Game Technology PLC	1,713	54,615
Las Vegas Sands Corp. (a)	677	39,293
		109,478
Communication Services 5.2%
Alphabet Inc. - Class A (a)	149	17,881
Comcast Corporation - Class A	439	18,221
Omnicom Group Inc.	310	29,494
The Interpublic Group of Companies, Inc.	723	27,877
		93,473
Utilities 3.3%
Constellation Energy Group, Inc.	500	45,785
Exelon Corporation	320	13,051
		58,836
Materials 3.3%
Alcoa Corporation	255	8,665
CF Industries Holdings, Inc.	128	8,904
Freeport-McMoRan Inc.	1,015	40,594
		58,163
Consumer Staples 1.8%
British American Tobacco P.L.C. - ADR	238	7,899
Bunge Limited	97	9,184
Kenvue Inc. (a) (b)	557	14,720
		31,803
Total Common Stocks (cost $1,645,876)		1,739,726
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	50,964	50,964
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (c) (d)	312	312
Total Short Term Investments (cost $51,276)		51,276
Total Investments 100.5% (cost $1,697,152)		1,791,002
Other Assets and Liabilities, Net (0.5)%		(8,061)
Total Net Assets 100.0%		1,782,941

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	1,739,726	—	—	1,739,726
Short Term Investments	51,276	—	—	51,276
	1,791,002	—	—	1,791,002

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 73.7%
Mortgage-Backed Securities 50.8%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 12/01/52	26,997	25,522
3.50%, 06/01/48	119	110
3.00%, 04/01/52 - 08/01/52	10,569	9,308
5.50%, 01/01/53	2,002	1,993
6.00%, 02/01/53	58,773	59,293
5.00%, 06/01/53	11,952	11,711
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 10/01/52	42,270	40,009
3.50%, 03/01/48 - 02/01/50	4,267	3,938
3.00%, 03/01/50 - 07/01/52	8,542	7,558
5.50%, 11/01/52 - 02/01/53	10,841	10,794
TBA, 5.50%, 07/15/53 - 08/15/53 (a)	92,000	91,562
TBA, 6.50%, 07/15/53 - 08/15/53 (a)	69,500	70,933
TBA, 3.00%, 08/15/53 (a)	39,000	34,357
TBA, 3.50%, 08/15/53 (a)	98,450	89,774
TBA, 4.00%, 08/15/53 (a)	74,300	69,772
TBA, 4.50%, 08/15/53 (a)	32,400	31,155
TBA, 5.00%, 08/15/53 (a)	42,600	41,751
TBA, 6.00%, 08/15/53 (a)	76,100	76,748
Government National Mortgage Association
TBA, 5.00%, 07/15/53 (a)	4,000	3,930
TBA, 3.50%, 08/15/53 (a)	12,600	11,629
TBA, 4.00%, 08/15/53 (a)	6,900	6,530
TBA, 4.50%, 08/15/53 (a)	5,800	5,600
		703,977
U.S. Treasury Inflation Indexed Securities 11.9%
Treasury, United States Department of
0.38%, 07/15/23 - 07/15/27 (b)	14,015	13,925
0.63%, 01/15/24 - 02/15/43 (b)	26,731	25,448
0.50%, 04/15/24 (b)	11,848	11,555
0.13%, 07/15/24 - 07/15/31 (b)	59,735	57,097
0.25%, 01/15/25 - 02/15/50 (b)	28,846	26,075
0.75%, 07/15/28 - 02/15/45 (b)	6,873	6,075
0.88%, 01/15/29 - 02/15/47 (b)	12,827	11,815
2.13%, 02/15/40 - 02/15/41 (b)	558	598
1.38%, 02/15/44 (b)	521	490
1.00%, 02/15/46 - 02/15/49 (b)	14,042	12,077
		165,155
U.S. Treasury Note 5.5%
Treasury, United States Department of
2.25%, 10/31/24 (c)	37,000	35,555
2.63%, 01/31/26	10,300	9,801
0.50%, 10/31/27	100	85
0.63%, 11/30/27 - 12/31/27	1,100	941
0.75%, 01/31/28	210	180
2.38%, 03/31/29 (c)	11,900	10,866
2.75%, 08/15/32	19,800	18,154
		75,582
Sovereign 3.3%
Buenos Aires City S.A.
85.34%, (BADLAR + 3.25%), 03/29/24, ARS (d)	61,987	119
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	489	137
6.15%, 08/12/32, PEN (e)	924	244
6.15%, 08/12/32, PEN	1,771	467
5.40%, 08/12/34, PEN (e)	502	122
Gobierno de la Provincia de Buenos Aires
73.67%, (BADLAR + 3.75%), 04/12/25, ARS (d) (f)	6,440	11
Ministry of Finance of Israel
3.80%, 05/13/60 (f)	2,434	1,858
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (f) (g) (h)	15,331	5,545
0.00%, 06/23/27 - 06/23/47 (e) (f) (g) (h)	3,800	2,269
0.00%, 03/31/30 (f) (g) (h)	365	256
Presidencia De La Nacion
15.50%, 10/17/26, ARS	63,437	24
1.00%, 07/09/29	563	183
0.50%, 07/09/30 (i)	6,961	2,250
1.50%, 07/09/35 - 07/09/46 (i)	4,464	1,311
3.88%, 01/09/38 (i)	3,720	1,302
3.50%, 07/09/41 (i)	2,665	853
Republica Bolivariana de Venezuela
0.00%, 05/07/23 - 12/09/49 (f) (g) (h) (j)	5,970	496
South Africa, Parliament of
10.50%, 12/21/27, ZAR	355,900	19,640
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,539
6.13%, 10/24/28	600	535
7.63%, 04/26/29	1,330	1,254
5.25%, 03/13/30	3,400	2,788
5.75%, 05/11/47	800	546
		45,749
U.S. Government Agency Obligations 2.0%
Council of Federal Home Loan Banks
5.07%, (SOFR + 0.01%), 08/25/23 (d) (k)	27,700	27,698
Treasury Inflation Indexed Securities 0.2%
Presidencia De La Nacion
0.00%, 10/18/23 - 11/23/23, ARS (l)	1,315,920	2,825
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 11/01/43 (i)	77	39
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	25
Total Government And Agency Obligations (cost $1,070,973)		1,021,050
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.6%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 09/25/36 (d) (i)	4,553	4,428
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 5.84%, (1 Month USD LIBOR + 0.69%), 08/25/35 (d) (i)	5,448	4,210
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.17%, (1 Month USD LIBOR + 1.02%), 04/25/34 (d) (i)	4,425	4,256
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 5.79%, (1 Month USD LIBOR + 0.64%), 03/25/30 (d)	1,165	1,111
Alba 2006-2 PLC
Series 2006-D-2, 5.18%, (SONIA + 0.58%), 12/15/38, GBP (d) (f)	1,024	1,175
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	2,440	2,312
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 7.18%, (1 Month USD LIBOR + 2.02%), 07/25/35 (d) (i)	2,508	2,326
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	718	545
Series 2005-A3-38, REMIC, 5.85%, (1 Month USD LIBOR + 0.70%), 09/25/35 (d) (i)	231	199
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 5.85%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (i)	7,750	6,599
Series 2005-1A1-59, REMIC, 5.82%, (1 Month USD LIBOR + 0.66%), 11/20/35 (d) (i)	1,515	1,348
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 5.71%, (1 Month USD LIBOR + 0.56%), 02/25/36 (d) (i)	777	631
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.34%, (1 Month USD LIBOR + 0.20%), 12/20/46 (d) (i)	1,443	1,228
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,017	1,811
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,801	1,576
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.66%, (3 Month USD LIBOR + 0.45%), 10/11/42 (d) (e)	7,638	6,499

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BAMLL Commercial Mortgage Securities Trust 2019-AHT
Series 2019-A-AHT, REMIC, 6.39%, (1 Month USD LIBOR + 1.20%), 03/15/34 (d)	7,010	6,825
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 5.83%, (1 Month USD LIBOR + 0.68%), 02/20/35 (d) (i)	3,125	2,879
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	178	172
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d)	3,502	1,788
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 10/25/35 (d) (i)	1,525	1,442
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	725
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 6.84%, (1 Month USD LIBOR + 1.65%), 10/16/23 (d)	2,200	2,112
Series 2021-D-ARIA, REMIC, 7.09%, (1 Month USD LIBOR + 1.90%), 10/16/23 (d)	2,400	2,292
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 6.94%, (1 Month USD LIBOR + 1.75%), 11/15/23 (d)	915	881
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.39%, (1 Month USD LIBOR + 0.24%), 07/25/36 (d) (i)	7,130	5,896
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.28%, (3 Month USD LIBOR + 1.02%), 04/17/31 (d)	1,100	1,087
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 10/25/36 (d) (i)	5,597	4,659
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 01/25/35 (d) (e) (i)	210	197
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	512
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,765	6,536
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,098
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,360	2,240
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 5.86%, (1 Month USD LIBOR + 0.70%), 11/25/36 (d) (i)	5,990	5,869
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 4.42%, 11/25/37 (d)	3,404	2,917
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (d) (i)	3,541	3,387
Commonbond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	3,611	3,063
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,000	1,047
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	98
Series 2023-C-B, 6.04%, 07/16/29	300	294
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 3.78%, 08/26/36 (d)	950	920
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	474	251
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 3.80%, 06/26/36 (d)	2,040	1,510
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.38%, (1 Month USD LIBOR + 0.23%), 09/25/35 (d) (i)	14,200	12,326
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 05/25/35 (d) (i)	765	719
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.41%, (1 Month USD LIBOR + 0.26%), 11/25/36 (d) (i)	9,622	7,494
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.43%, (1 Month USD LIBOR + 1.27%), 07/25/34 (d) (i)	819	812
Series 2004-M6-BC5, REMIC, 6.80%, (1 Month USD LIBOR + 1.65%), 07/25/34 (d) (i)	3,733	3,541
Series 2004-M4-AB2, REMIC, 6.43%, (1 Month USD LIBOR + 1.27%), 11/25/34 (d) (i)	2,394	1,856
Series 2005-MV6-7, REMIC, 6.35%, (1 Month USD LIBOR + 1.20%), 08/25/35 (d) (i)	4,000	3,503
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.55%, (1 Month USD LIBOR + 0.40%), 04/25/46 (d) (i)	2,327	1,908
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 6.25%, (1 Month USD LIBOR + 1.35%), 11/25/35 (d)	5,787	2,888
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 5.87%, (1 Month USD LIBOR + 0.72%), 01/19/45 (d) (i)	1,182	1,013
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (d)	212	201
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (i)	11,866	11,846
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 7.25%, (1 Month USD LIBOR + 2.10%), 05/25/37 (d) (i)	28,000	22,832
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 6.13%, (1 Month USD LIBOR + 0.97%), 01/25/36 (d) (i)	5,905	4,961
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.26%, (SONIA + 0.67%), 06/13/45, GBP (d) (f)	11,954	12,730
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 5.41%, (SONIA + 0.82%), 09/13/45, GBP (d) (f)	29	36
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 07/17/23 (d)	12,432	12,185
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 01/25/37 (d) (i)	14,307	7,166
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 6.23%, (3 Month USD LIBOR + 0.97%), 10/15/30 (d)	6,819	6,753
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 5.84%, (1 Month USD LIBOR + 0.69%), 10/25/35 (d) (i)	17,283	13,913
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	6,904
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 03/25/36 (d) (i)	3,724	1,862
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 3.13%, 04/28/37 (d)	23,904	6,395
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.55%, (1 Month USD LIBOR + 0.40%), 06/25/34 (d)	3,952	3,364
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (d) (i)	2,993	2,528
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.56%, (1 Month USD LIBOR + 0.40%), 07/21/36 (d) (i)	4,821	2,476
Harley Marine Financing LLC
Series 2018-A2-1A, 6.68%, 05/15/43 (i)	168	168
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 7.14%, (3 Month USD LIBOR + 1.76%), 05/23/39 (d)	9,820	9,006
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 5.93%, (1 Month USD LIBOR + 0.78%), 10/25/34 (d) (i)	1,779	1,713
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.26%, 06/25/36 (d)	2,291	1,455
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.50%, (1 Month USD LIBOR + 0.40%), 05/25/35 (d)	937	606
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 05/25/36 (d) (i)	1,109	923
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 10/25/36 (d) (i)	1,004	870
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 6.23%, (1 Month USD LIBOR + 1.08%), 07/25/35 (d)	7,142	6,739
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (d)	2,600	2,411
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 4.26%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (d) (f) (i)	10,939	11,760
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.64%, (1 Month USD LIBOR + 1.45%), 11/17/36 (d) (i)	17,100	16,752
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 08/25/47 (d) (i)	2,603	2,326
Madison Park Funding XLI, Ltd.
Series AR-12A, 6.10%, (3 Month USD LIBOR + 0.83%), 04/22/27 (d)	3,055	3,036
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 5.61%, (SONIA + 1.22%), 10/15/48, GBP (d) (f)	3,601	4,053
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 6.05%, (1 Month USD LIBOR + 0.90%), 01/25/35 (d) (i)	4,254	4,036
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (e) (i)	1,114	675
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (i)	16,109	15,140
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,541
Morgan Stanley Capital I Trust 2018-Sun
Series 2018-D-SUN, REMIC, 6.84%, (1 Month USD LIBOR + 1.65%), 07/16/35 (d) (i)	9,562	9,371
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 7.57%, (1 Month USD LIBOR + 2.38%), 12/15/23 (d)	2,929	2,730
Series 2021-E-230P, REMIC, 8.27%, (1 Month USD LIBOR + 3.08%), 12/15/23 (d)	5,417	4,929
Morgan Stanley Resecuritization Trust 2014-R3
Series 2014-2AD-R3, REMIC, 2.05%, 07/28/48 (d)	942	928
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 4.82%, (12 Month Treasury Average + 0.84%), 05/25/47 (d)	1,567	1,290
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.82%, (3 Month USD LIBOR + 0.27%), 12/15/39 (d)	1,404	1,319
Newgate Funding PLC
Series 2007-A3-2X, 5.16%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (d) (f)	3,546	4,252
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 03/25/37 (d) (i)	38,406	13,049
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	1,860	1,818
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	6,826	6,836
Palmer Square Loan Funding 2020-1, LLC
Series 2020-A1-1A, 6.18%, (3 Month USD LIBOR + 0.80%), 02/22/28 (d)	753	751
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 6.19%, (1 Month USD LIBOR + 1.03%), 05/25/35 (d) (i)	4,461	3,212
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 6.01%, (1 Month USD LIBOR + 0.85%), 08/25/35 (d) (i)	2,869	2,691
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 5.75%, (1 Month USD LIBOR + 0.60%), 07/25/37 (d) (i)	3,664	3,403
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 5.57%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (d) (f) (i)	1,511	1,899
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 7.10%, (1 Month USD LIBOR + 1.95%), 04/25/35 (d) (i)	3,738	3,272
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (i)	6,791	2,392
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (i)	2,934	1,130
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.00%, (1 Month USD LIBOR + 0.60%), 04/25/37 (d)	790	622
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 5.95%, (1 Month USD LIBOR + 0.80%), 03/25/35 (d) (i)	686	502
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 5.80%, (1 Month USD LIBOR + 0.65%), 01/25/35 (d) (i)	194	197
Series 2005-M2-FR3, REMIC, 6.13%, (1 Month USD LIBOR + 0.97%), 04/25/35 (d) (i)	1,036	896
Series 2006-M3-OP1, REMIC, 5.77%, (1 Month USD LIBOR + 0.61%), 10/25/35 (d) (i)	7,158	6,884
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 5.86%, (1 Month USD LIBOR + 0.70%), 10/25/35 (d) (i)	4,975	4,367
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 4.29%, (1 Month EURIBOR + 0.85%), 01/24/61, EUR (d)	16,421	17,755
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 4.39%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (d) (f)	11,839	12,830
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,918	2,722
Series 2022-A1B-B, REMIC, 6.32%, (SOFR 30-Day Average + 1.45%), 02/16/55 (d)	2,918	2,890
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 5.99%, (1 Month USD LIBOR + 0.84%), 08/25/35 (d) (i)	7,834	6,594
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 06/25/37 (d) (i)	17,455	9,710
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 6.59%, (SONIA + 2.00%), 03/12/52, GBP (d) (f) (i)	3,200	4,029
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 5.98%, (1 Month USD LIBOR + 0.82%), 06/25/34 (d) (i)	4,122	3,898
Series 2005-M2-HE1, REMIC, 5.87%, (1 Month USD LIBOR + 0.72%), 07/25/35 (d) (i)	1,134	1,046
Structured Asset Securities Corp Mortgage Loan Tru
Series 2007-M1-GEL2, REMIC, 5.85%, (1 Month USD LIBOR + 0.70%), 05/25/37 (d) (i)	15,627	10,485
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.35%, (1 Month USD LIBOR + 0.20%), 06/25/37 (d) (i)	14,570	9,344
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	12,752	11,699
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 7.08%, (3 Month USD LIBOR + 1.57%), 09/20/39 (d)	1,313	1,235
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,940	1,906
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (d)	8,349	8,236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 5.40%, (1 Month USD LIBOR + 0.25%), 04/25/37 (d) (i)	37,647	13,784
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 5.93%, (1 Month USD LIBOR + 0.78%), 06/25/45 (d) (i)	1,534	1,517
Wamu Mortgage Pass-Through Certificates Series 2003-S10 Trust
Series 2005-1A3-AR10, REMIC, 3.86%, 09/25/35 (d)	1,354	1,257
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 4.68%, (12 Month Treasury Average + 0.70%), 04/25/47 (d)	1,116	921
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 4.36%, 12/25/37 (d)	8,108	7,029
Total Non-U.S. Government Agency Asset-Backed Securities (cost $599,193)		548,000
CORPORATE BONDS AND NOTES 14.0%
Financials 5.0%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (e)	2,240	1,888
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (f)	100	97
Banco de Credito del Peru
4.65%, 09/17/24, PEN (e)	1,800	474
Barclays PLC
7.44%, 11/02/33 (m)	2,200	2,380
6.22%, 05/09/34	1,077	1,073
Corsair International Limited
7.77%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (d) (e)	1,000	1,080
8.12%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (d) (e)	1,000	1,078
Credit Suisse AG
4.47%, (3 Month EURIBOR + 1.00%), 09/01/23, EUR (d) (f)	600	654
4.71%, (3 Month EURIBOR + 1.23%), 05/31/24, EUR (d) (f)	700	759
7.50%, 02/15/28	250	266
Credit Suisse Group AG
6.50%, 08/08/23 (e)	1,800	1,791
4.18%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (f) (m)	800	858
3.25%, 04/02/26, EUR (f) (m)	550	578
7.00%, 09/30/27, GBP (f) (m)	200	250
2.25%, 06/09/28, GBP (f) (m)	100	105
7.75%, 03/01/29, EUR (f) (m)	2,650	3,201
4.19%, 04/01/31 (e) (m)	700	621
2.88%, 04/02/32, EUR (f) (m)	600	570
3.09%, 05/14/32 (e)	1,550	1,252
6.54%, 08/12/33 (e) (m)	2,850	2,914
9.02%, 11/15/33 (e) (m)	300	359
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (m)	9,500	7,474
HSBC Holdings PLC
3.97%, 05/22/30	600	539
2.85%, 06/04/31 (m)	5,040	4,166
6.25%, 03/09/34	2,800	2,869
Nationwide Building Society
4.30%, 03/08/29 (e)	1,600	1,484
NatWest Group PLC
4.89%, 05/18/29 (m)	200	190
5.08%, 01/27/30 (m)	2,800	2,671
4.45%, 05/08/30 (m)	2,000	1,831
Rio Oil Finance Trust
9.25%, 07/06/24 (f) (i)	46	47
8.20%, 04/06/28 (e)	202	204
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (f) (m) (n)	2,780	3,292
3.82%, 11/03/28 (m)	1,800	1,616
6.53%, 01/10/29 (m)	1,000	1,007
Societe Generale
6.45%, 01/10/29 (e) (m)	6,200	6,217
6.69%, 01/10/34 (e) (m)	200	203
Stichting AK Rabobank Certificaten II
6.50%, EUR (d) (f) (i) (n)	4,401	4,454
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (e)	200	199
UBS Group AG
5.96%, 01/12/34 (e) (m)	925	918
UniCredit S.p.A.
7.83%, 12/04/23 (e)	6,140	6,175
Voyager Aviation Holdings, LLC
8.50%, 05/09/26 (e)	2,540	2,043
		69,847
Utilities 2.5%
National Power Company Ukrenergo
6.88%, 11/09/28 (f)	400	85
Pacific Gas And Electric Company
4.25%, 08/01/23 - 03/15/46	5,580	5,200
3.40%, 08/15/24	721	697
3.50%, 06/15/25	577	547
3.30%, 03/15/27 - 12/01/27	1,347	1,200
3.00%, 06/15/28	3,343	2,893
3.75%, 07/01/28 - 08/15/42	1,014	901
4.55%, 07/01/30	7,254	6,562
4.40%, 03/01/32	1,000	868
4.50%, 12/15/41	84	62
4.45%, 04/15/42	237	178
4.30%, 03/15/45	11,143	7,944
4.00%, 12/01/46	30	20
4.95%, 07/01/50	3,529	2,782
5.25%, 03/01/52	1,000	810
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	480	458
4.38%, 06/01/39	530	489
4.45%, 12/01/47	2,800	2,488
		34,184
Communication Services 2.1%
Altice Financing S.A.
5.75%, 08/15/29 (e)	1,275	987
DISH DBS Corporation
5.25%, 12/01/26 (e)	1,490	1,202
5.75%, 12/01/28 (e)	1,490	1,115
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	9,103	8,271
Netflix, Inc.
3.63%, 06/15/30, EUR (f)	700	726
Sprint Corporation
7.88%, 09/15/23	11,254	11,288
7.63%, 03/01/26	47	49
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	6,439	5,335
		28,973
Energy 1.2%
Gaz Capital S.A.
0.00%, 01/24/24, EUR (f) (g) (h)	4,380	4,015
0.00%, 03/23/27 (f) (g) (h)	800	600
Gaz Finance PLC
0.00%, 06/29/27 (f) (g) (h)	200	138
0.00%, 01/27/29 (e) (f) (g) (h)	6,400	4,160
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (f) (g) (h) (j)	1,590	46
Petroleos Mexicanos
6.70%, 02/16/32	7,889	6,010
6.95%, 01/28/60	1,190	741
Topaz Solar Farms LLC
4.88%, 09/30/39 (e)	61	58
5.75%, 09/30/39 (e)	667	654
Valaris Limited
8.38%, 04/30/30 (e)	25	25
		16,447

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Health Care 1.1%
Community Health Systems, Inc.
8.00%, 03/15/26 (e) (o)	1,134	1,105
5.63%, 03/15/27 (e)	4,646	4,109
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (e)	6,500	5,453
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (e)	5,000	4,734
		15,401
Consumer Discretionary 0.8%
Carvana Co.
5.50%, 04/15/27 (e)	120	82
4.88%, 09/01/29 (e)	1,400	813
10.25%, 05/01/30 (e)	3,600	2,868
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (i)	119	136
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (e)	2,000	1,863
4.35%, 09/17/27 (e)	4,300	3,909
4.81%, 09/17/30 (e)	300	263
Viking Cruises Limited
13.00%, 05/15/25 (e)	1,600	1,680
		11,614
Industrials 0.6%
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (e)	4,660	3,420
The Boeing Company
5.71%, 05/01/40 (p)	1,592	1,588
5.81%, 05/01/50 (p)	1,330	1,326
5.93%, 05/01/60 (p)	1,700	1,680
		8,014
Real Estate 0.5%
Country Garden Holdings Company Limited
5.13%, 01/17/25 (f)	600	261
3.13%, 10/22/25 (f)	400	124
2.70%, 07/12/26 (f)	400	124
3.88%, 10/22/30 (f)	400	116
EPR Properties
4.75%, 12/15/26	32	29
4.95%, 04/15/28	90	80
GLP Financing, LLC
5.25%, 06/01/25	54	53
5.30%, 01/15/29	268	255
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	584
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (f)	3,000	2,889
Uniti Group Inc.
10.50%, 02/15/28 (e)	1,728	1,715
6.50%, 02/15/29 (e)	507	358
		6,588
Consumer Staples 0.1%
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (e)	2,300	2,019
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (e) (p)	943	920
Total Corporate Bonds And Notes (cost $222,402)		194,007
SENIOR FLOATING RATE INSTRUMENTS 4.9%
Utilities 4.7%
American Airlines, Inc.
2021 Term Loan, 10.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (d)	5,700	5,814
Amsurg
Term Loan, 13.07%, (SOFR + 7.88%), 04/30/27 (d)	12,090	14,266
Term Loan, 16.70%, (SOFR + 11.65%), 04/30/27 (d) (q)	3,666	1,952
Carnival Corporation
Term Loan, 6.96%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (d)	4,866	5,278
Cengage Learning, Inc.
2021 Term Loan B, 9.88%, (3 Month USD LIBOR + 4.75%), 06/29/26 (d)	1,507	1,475
Enterprise Merger Sub Inc.
Term Loan, 8.97%, (Prime + 2.75%), 05/22/26 (d)	2,254	2,119
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (d)	2,270	2,259
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 06/28/24 (d)	21	16
2020 Take Back Term Loan, 6.02%, (PIK + 3.00%), 06/30/25 (d) (q)	67	38
Market Bidco Limited
Term Loan, 8.07%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (d)	3,058	2,856
Poseidon BidCo S.A.S
Term Loan, 8.26%, 07/14/28, EUR (d) (r)	5,200	5,532
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 9.02%, (3 Month USD LIBOR + 3.75%), 11/09/25 (d)	87	80
SCUR-Alpha 1503 GmbH
Term Loan, 9.90%, (SOFR + 5.50%), 01/04/30 (d)	2,500	2,353
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (d) (r)	5,561	5,205
SS&C European Holdings Sarl
2018 Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	113	113
Syniverse Holdings, Inc.
2022 Term Loan, 11.90%, (3 Month Term SOFR + 7.00%), 05/06/27 (d)	541	493
TransDigm, Inc.
2022 Term Loan H, 8.15%, (3 Month Term SOFR + 3.25%), 02/28/27 (d)	3,438	3,438
2023 Term Loan I, 8.15%, (3 Month Term SOFR + 3.25%), 08/10/28 (d)	10,275	10,265
Westmoreland Coal Company
Term Loan, 15.00%, (3 Month USD LIBOR + 15.00%), 03/15/29 (d) (q)	66	45
Windstream Services
Term Loan, 9.08%, 02/28/27 (d) (r)	1,000	955
Windstream Services, LLC
2020 Exit Term Loan B, 11.50%, (SOFR + 6.25%), 08/24/27 (d)	547	509
		65,061
Materials 0.1%
SCUR-Alpha 1503 GmbH
Term Loan, 8.52%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (d)	1,300	1,350
Communication Services 0.1%
Carnival Corporation
USD Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 06/29/25 (d)	778	776
Information Technology 0.0%
SS&C Technologies Inc.
2018 Term Loan B3, 6.90%, (1 Month USD LIBOR + 1.75%), 02/27/25 (d)	136	136
Industrials 0.0%
PUG LLC
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (d)	95	84
Total Senior Floating Rate Instruments (cost $67,103)		67,407
COMMON STOCKS 0.7%
Consumer Discretionary 0.4%
NMG Parent LLC (g) (r)	32	4,797
Communication Services 0.3%
Clear Channel Outdoor Holdings, Inc. (g)	515	706
iHeartMedia, Inc. (g) (j)	91	299
iHeartMedia, Inc. - Class A (g)	124	453
Intelsat Jackson Holdings, Ltd. (g) (r)	124	2,844
		4,302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Financials 0.0%
UBS Group AG	4	83
Voyager Common Shares (g) (r)	—	—
Voyager Preferred Units (g) (r)	2	511
		594
Real Estate 0.0%
CBL & Associates Properties, Inc. (o)	—	7
Uniti Group Inc.	40	187
		194
Materials 0.0%
Westmoreland Coal Company (g) (r)	1	10
Total Common Stocks (cost $13,147)		9,897
RIGHTS 0.1%
Intelsat Jackson Holdings, Ltd. (g) (r)	13	64
Intelsat Jackson Holdings, Ltd. (g) (r)	13	94
Windstream Services, LLC (g) (r)	109	1,666
Total Rights (cost $898)		1,824
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (g) (r)	—	—
Intelsat Jackson Holdings, Ltd. (g) (r)	1	2
Total Warrants (cost $7)		2
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (g) (r) (s)	4,728	—
Intelsat Jackson Holdings S.A. (g) (r) (s)	4,558	—
Intelsat Jackson Holdings S.A. (g) (r) (s)	3,661	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.6%
U.S. Treasury Bill 2.1%
Treasury, United States Department of
5.19%, 08/10/23	12,600	12,532
5.23%, 08/24/23 (c)	3,200	3,176
5.27%, 08/31/23 (c)	12,600	12,493
		28,201
Investment Companies 0.5%
J.P. Morgan U.S. Government Money Market Fund, 4.89% (t)	7,079	7,079
Treasury Securities 0.0%
Presidencia De La Nacion
0.00%, 09/18/23, ARS	53,914	184
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (t) (u)	113	113
Total Short Term Investments (cost $35,570)		35,577
Total Investments 135.6% (cost $2,009,293)		1,877,764
Other Derivative Instruments (0.3)%		(3,596)
Other Assets and Liabilities, Net (35.3)%		(489,749)
Total Net Assets 100.0%		1,384,419

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $535,640.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $96,161 and 6.9% of the Fund.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Convertible security.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) All or a portion of the security was on loan as of June 30, 2023.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

(u) Investment in affiliate.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.18%, 12/15/38	02/19/20	1,269	1,175	0.1
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	95	97	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	01/13/22	543	261	—
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/10/22	151	124	—
Country Garden Holdings Company Limited, 2.70%, 07/12/26	08/02/22	137	124	—
Country Garden Holdings Company Limited, 3.88%, 10/22/30	08/01/22	119	116	—
Credit Suisse AG, 4.47%, 09/01/23	03/17/23	620	654	0.1
Credit Suisse AG, 4.71%, 05/31/24	03/17/23	708	759	0.1
Credit Suisse Group AG, 4.18%, 01/16/26	03/15/23	582	858	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	401	578	0.1
Credit Suisse Group AG, 7.00%, 09/30/27	03/16/23	171	250	—
Credit Suisse Group AG, 2.25%, 06/09/28	03/17/23	78	105	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,554	3,201	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 2.88%, 04/02/32	03/15/23	420	570	0.1
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.26%, 06/13/45	09/02/20	13,926	12,730	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 5.41%, 09/13/45	10/15/18	37	36	—
Gaz Capital S.A., 0.00%, 01/24/24	01/16/19	4,994	4,015	0.3
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	600	0.1
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	138	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,160	0.3
Gobierno de la Provincia de Buenos Aires, 73.67%, 04/12/25	09/19/19	48	11	—
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,732	2,889	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 4.26%, 09/25/62	03/21/23	11,646	11,760	0.9
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 5.61%, 10/15/48	02/19/20	4,566	4,053	0.3
Ministry of Finance of Israel, 3.80%, 05/13/60	05/12/20	2,824	1,858	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	1,632	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	1,148	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/14/22	158	168	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/01/22	139	308	—
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	256	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	943	1,806	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,806	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	127	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	381	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	225	168	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	270	—
National Power Company Ukrenergo, 6.88%, 11/09/28	09/29/22	79	85	—
Netflix, Inc., 3.63%, 06/15/30	08/05/20	900	726	0.1
Newgate Funding PLC, Series 2007-A3-2X, 5.16%, 12/15/50	11/28/17	4,534	4,252	0.3
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	14	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	14	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	9	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	9	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 5.57%, 12/15/40	10/06/22	1,638	1,899	0.1
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	155	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	111	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	89	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	30	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	75	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	32	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	47	47	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,728	3,292	0.3
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 4.39%, 02/24/71	03/21/23	12,699	12,830	0.9
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,412	4,454	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 6.59%, 03/12/52	01/05/21	4,368	4,029	0.3
		102,011	91,348	6.6

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	September 2023	AUD	29,080	(232)	(104)
United States 10 Year Note	14	September 2023		1,587	2	(16)
United States 10 Year Ultra Bond	83	September 2023		9,934	25	(104)
United States 2 Year Note	15	October 2023		3,096	—	(46)
United States 5 Year Note	4	October 2023		437	—	(9)
					(205)	(279)
Short Contracts
3M SOFR Index	(53)	March 2024		(12,895)	(5)	355
3M SOFR Index	(46)	June 2024		(11,207)	(3)	296
3M SOFR Index	(35)	September 2024		(8,539)	—	206
3M SOFR Index	(32)	December 2024		(7,815)	3	165
3M SOFR Index	(27)	March 2025		(6,599)	3	120
3M SOFR Index	(25)	June 2025		(6,113)	2	100
3M SOFR Index	(29)	September 2025		(7,093)	2	107
3M SOFR Index	(23)	December 2025		(5,626)	1	79
3M SOFR Index	(31)	March 2026		(7,583)	1	102
3M SOFR Index	(27)	June 2026		(6,603)	1	84
Euro Bund	(54)	September 2023	EUR	(7,290)	49	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Long Bond	(304)	September 2023	(38,663)	(228)	83
United States Ultra Bond	(254)	September 2023	(34,198)	(318)	(401)
				(492)	1,369

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	4	101
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	2	41
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	1	36
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	5	4
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	7	(4)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	7
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	2	31
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	3
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	3	(21)
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	13	(87)
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	3	(19)
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	8	(43)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	5
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	(48)	(1,960)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	(9)	(357)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	(9)	(355)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	(16)	(595)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	(4)	(145)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(4)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	(2)	(43)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	(4)	(71)
3M EURIBOR (Q)	Paying	2.10	(A)	04/11/24	EUR	9,700	—	(148)
3M EURIBOR (Q)	Paying	2.10	(A)	04/15/24	EUR	13,000	—	(202)
3M EURIBOR (Q)	Paying	2.25	(A)	04/26/24	EUR	9,400	(1)	(139)
3M EURIBOR (Q)	Paying	2.25	(A)	04/28/24	EUR	8,700	(1)	(131)
3M EURIBOR (Q)	Paying	2.10	(A)	05/17/24	EUR	8,400	(1)	(143)
3M LIBOR (Q)	Receiving	1.50	(S)	07/12/23		1,980	—	2
3M LIBOR (Q)	Receiving	2.00	(S)	07/15/23		500	—	1
3M LIBOR (Q)	Receiving	1.75	(S)	07/15/23		5,900	—	10
3M LIBOR (Q)	Receiving	1.63	(S)	07/16/23		900	—	2
3M LIBOR (Q)	Receiving	1.45	(S)	07/16/23		33,100	—	59
3M LIBOR (Q)	Receiving	1.35	(S)	07/20/23		11,500	—	25
3M LIBOR (Q)	Receiving	1.75	(S)	07/22/23		2,300	—	5
3M LIBOR (Q)	Receiving	0.71	(S)	07/28/23		1,700	—	6
3M LIBOR (Q)	Receiving	1.63	(S)	08/03/23		11,500	—	40
3M LIBOR (Q)	Receiving	0.93	(S)	08/06/23		3,500	—	16
3M LIBOR (Q)	Receiving	1.88	(S)	08/07/23		4,300	—	16
3M LIBOR (Q)	Receiving	1.24	(S)	08/12/23		1,800	—	9
3M LIBOR (Q)	Receiving	2.00	(S)	08/12/23		3,500	—	15
3M LIBOR (Q)	Receiving	1.45	(S)	08/17/23		8,300	—	43
3M LIBOR (Q)	Receiving	1.42	(S)	08/24/23		6,200	—	37
3M LIBOR (Q)	Receiving	2.00	(S)	09/10/23		1,700	—	12
3M LIBOR (Q)	Receiving	2.00	(S)	09/10/23		1,800	—	13
3M LIBOR (Q)	Receiving	1.25	(S)	09/15/23		1,200	—	11
3M LIBOR (Q)	Receiving	0.00	(S)	09/16/23		2,700	—	33
3M LIBOR (Q)	Receiving	0.00	(S)	09/16/23		4,800	—	58
3M LIBOR (Q)	Receiving	1.30	(S)	09/16/23		7,600	—	71
3M LIBOR (Q)	Receiving	0.00	(S)	09/16/23		33,500	—	405
3M LIBOR (Q)	Receiving	0.00	(S)	09/16/23		35,800	—	432
3M LIBOR (Q)	Receiving	0.00	(S)	09/17/23		3,800	—	46
3M LIBOR (Q)	Receiving	1.25	(S)	09/17/23		69,000	3	652
3M LIBOR (Q)	Receiving	2.50	(S)	09/18/23		2,400	—	16
3M LIBOR (Q)	Receiving	1.50	(S)	09/18/23		3,600	—	32
3M LIBOR (Q)	Receiving	1.30	(S)	09/18/23		7,600	—	71

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	3.00	(S)	09/19/23		59,100	5	344
3M LIBOR (Q)	Receiving	2.50	(S)	09/20/23		1,600	—	11
3M LIBOR (Q)	Receiving	0.00	(S)	09/20/23		2,000	—	25
3M LIBOR (Q)	Receiving	0.00	(S)	09/20/23		11,000	—	136
3M LIBOR (Q)	Receiving	1.01	(S)	09/24/23		5,700	—	62
3M LIBOR (Q)	Receiving	1.04	(S)	09/28/23		600	—	7
3M LIBOR (Q)	Paying	0.00	(S)	07/04/23		34,000	—	(24)
3M LIBOR (Q)	Paying	1.50	(S)	07/05/23		2,100	—	(1)
3M LIBOR (Q)	Paying	1.70	(S)	07/12/23		7,200	—	(8)
3M LIBOR (Q)	Paying	1.74	(S)	07/12/23		1,300	—	(1)
3M LIBOR (Q)	Paying	1.54	(S)	07/15/23		2,000	—	(3)
3M LIBOR (Q)	Paying	0.00	(S)	07/18/23		3,600	—	(9)
3M LIBOR (Q)	Paying	1.43	(S)	07/18/23		3,400	—	(6)
3M LIBOR (Q)	Paying	1.52	(S)	07/20/23		1,000	—	(2)
3M LIBOR (Q)	Paying	1.55	(S)	07/20/23		50,900	1	(103)
3M LIBOR (Q)	Paying	1.54	(S)	07/22/23		1,400	—	(3)
3M LIBOR (Q)	Paying	1.66	(S)	07/24/23		1,700	—	(4)
3M LIBOR (Q)	Paying	1.82	(S)	07/24/23		300	—	(1)
3M LIBOR (Q)	Paying	1.63	(S)	07/26/23		1,700	—	(4)
3M LIBOR (Q)	Paying	1.87	(S)	07/26/23		300	—	(1)
3M LIBOR (Q)	Paying	0.00	(S)	08/04/23		373,700	(1)	(1,914)
3M LIBOR (Q)	Paying	1.59	(S)	08/09/23		12,800	—	(53)
3M LIBOR (Q)	Paying	1.58	(S)	08/16/23		3,500	—	(17)
3M LIBOR (Q)	Paying	1.70	(S)	08/17/23		33,200	—	(161)
3M LIBOR (Q)	Paying	2.00	(S)	08/18/23		3,100	—	(14)
3M LIBOR (Q)	Paying	1.65	(S)	08/24/23		20,600	—	(117)
3M LIBOR (Q)	Paying	1.50	(S)	09/15/23		10,460	—	(91)
3M LIBOR (Q)	Paying	0.50	(S)	09/16/23		19,903	—	(219)
3M LIBOR (Q)	Paying	0.75	(S)	09/16/23		59,600	(1)	(625)
3M LIBOR (Q)	Paying	1.00	(S)	09/16/23		14,824	—	(148)
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	14
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	—	28
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	20
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	1	43
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	1	31
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	12
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	21	1,044
6M EURIBOR (S)	Receiving	3.00	(A)	09/20/33	EUR	20,000	147	(154)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	29	3,098
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	14	1,526
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	3	1,111
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	(2)	(101)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	(28)	(823)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	(28)	(829)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	(38)	(983)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	(18)	(477)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(167)	(2,383)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(40)	(238)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	78	1,571
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	45	1,066
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	940,000	11	70
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	500,000	11	125
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	140,000	3	38
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(2)	1
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(1)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(2)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	1
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	1
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	1	2
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	1	3
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	1
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	1
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	1
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	1	3
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	1	2
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	1	11
Sterling Overnight Index Average Rate (A)	Receiving	3.25	(A)	09/20/53	GBP	1,800	20	159
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	(2)	(173)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	(2)	(170)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	(5)	(384)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	(7)	(219)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	(8)	(262)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	(13)	(398)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	(9)	(213)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	(10)	(311)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	(19)	(552)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	(18)	(464)
U.S. SOFR (Q)	Receiving	0.00	(S)	07/04/23		34,000	—	25
U.S. SOFR (Q)	Receiving	0.00	(S)	07/18/23		3,600	—	10
U.S. SOFR (Q)	Receiving	0.00	(S)	08/04/23		373,700	6	1,946
U.S. SOFR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	292
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		1,600	(1)	195
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(7)	813
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	10	1,358
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	4	672
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(3)	718
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(3)	719
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26		22,200	6	818
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26		15,900	4	580
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26		3,500	(2)	331
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26		35,800	(4)	3,757
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26		59,100	(84)	10,573
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26		4,040	—	83
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26		5,700	(4)	509
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26		1,200	(1)	139
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26		2,700	(2)	350
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27		11,500	(8)	1,142
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27		8,300	(7)	781
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27		6,200	(5)	587
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27		8,220	(1)	641
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27		2,100	—	21
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28		1,800	(2)	222
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28		2,000	(3)	328
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28		2,620	(1)	38
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29		1,980	(3)	250
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29		1,800	(4)	381
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29		3,600	(6)	698
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29		6,470	(5)	98
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30		5,900	(13)	1,241
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30		3,500	(9)	760
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30		1,700	(4)	366
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30		3,800	(8)	721
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30		69,000	(129)	13,237
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30		65,870	(81)	2,108
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30		1,700	(2)	308
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31		33,500	(66)	5,263
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31		33,100	(82)	5,483
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32		5,540	(11)	150
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33		107,380	(307)	(505)
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33		63,690	(185)	(228)
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33		2,820	(8)	56
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33		9,880	(23)	329
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50		500	(5)	219
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50		900	(9)	366
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50		2,300	(23)	957
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50		11,500	(110)	4,658
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50		4,300	(45)	1,828
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51		4,800	(49)	1,058
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52		600	(5)	261
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53		24,300	(242)	(304)
U.S. SOFR (Q)	Paying	0.00	(S)	09/16/23		2,700	—	(33)
U.S. SOFR (Q)	Paying	0.00	(S)	09/16/23		4,800	—	(58)
U.S. SOFR (Q)	Paying	0.00	(S)	09/16/23		69,300	—	(837)
U.S. SOFR (Q)	Paying	0.00	(S)	09/17/23		3,800	—	(46)
U.S. SOFR (Q)	Paying	0.00	(S)	09/20/23		2,000	—	(25)
U.S. SOFR (Q)	Paying	0.00	(S)	09/20/23		11,000	—	(136)
U.S. SOFR (Q)	Paying	1.27	(S)	11/04/23		373,700	53	(4,962)
U.S. SOFR (A)	Paying	5.10	(A)	05/24/24		459,490	104	(542)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Paying	5.40	(A)	06/11/24	269,710	81	179
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24	13,600	3	(474)
U.S. SOFR (A)	Paying	4.04	(A)	06/20/24	7,600	2	(96)
U.S. SOFR (A)	Paying	4.06	(A)	06/20/24	30,400	7	(377)
U.S. SOFR (A)	Paying	4.14	(A)	06/26/24	12,700	3	(149)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	18	(892)
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	12	(67)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	14	(3,395)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	3	(330)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	2	(355)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	43	(4,547)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	3	(315)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	32	(2,732)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	19	(1,722)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	—	(192)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	—	(222)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	1	(151)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	—	(61)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	1	(103)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	9	(1,923)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	4	(221)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	13	(1,470)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	11	(810)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	1	(125)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	3	(202)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	84	(13,452)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	1	2
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	1	(63)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	1	(59)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	5	(69)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	4	(87)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	2	(19)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	16	(154)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	26	(2,917)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	101	(7,057)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	6	(350)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	6	(326)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	4	(228)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	4	(198)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	5	(268)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	11	(405)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	6	(103)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	8	(38)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	12	(43)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	24	(40)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	129	(4,280)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	3	(90)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	3	(87)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	12	(25)
						(694)	5,468

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.76	1.00	12/20/25	(500)	3	—	(3)
CDX.EM.30.V4 (Q)	0.58	1.00	12/20/23	(9,520)	39	22	160
CDX.EM.31.V3 (Q)	0.84	1.00	06/20/24	(4,472)	21	11	79
CDX.EM.32.V4 (Q)	0.99	1.00	12/20/24	(1,275)	5	3	26
CDX.EM.34.V3 (Q)	2.79	1.00	12/20/25	(2,944)	(99)	7	34
CDX.EM.36.V3 (Q)	2.01	1.00	12/20/26	(17,664)	(423)	40	340
CDX.EM.38 (Q)	2.31	1.00	12/20/27	(2,600)	(108)	6	111
CDX.EM.39 (Q)	2.38	1.00	06/20/28	(5,100)	(244)	12	133
CDX.NA.HY.34.V11 (Q)	3.30	5.00	06/20/25	(360)	14	2	(14)
CDX.NA.HY.35.V3 (Q)	3.42	5.00	12/20/25	(196)	9	1	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.NA.HY.36.V3 (Q)	3.59	5.00	06/20/26	(9,212)	423	59	(437)
CDX.NA.HY.37.V3 (Q)	3.78	5.00	12/20/26	(2,744)	133	18	(17)
CDX.NA.HY.39.V2 (Q)	4.46	5.00	12/20/27	(11,880)	378	81	500
CDX.NA.HY.40 (Q)	4.65	5.00	06/20/28	(72,500)	2,025	512	1,886
CDX.NA.IG.40 (Q)	0.76	1.00	06/20/28	(3,000)	45	4	19
EADS Finance (Q)	0.55	1.00	06/20/26	(6,500)	111	5	(56)
EADS Finance (Q)	0.82	1.00	06/20/28	(100)	2	—	(1)
Ford Motor Credit Company LLC (Q)	1.85	5.00	06/20/25	(600)	41	—	10
Ford Motor Credit Company LLC (Q)	2.11	5.00	12/20/25	(900)	71	(1)	37
General Electric Company (Q)	0.29	1.00	12/20/23	(200)	1	—	—
General Electric Company (Q)	0.60	1.00	06/20/26	(4,500)	53	(1)	—
Rolls-Royce Group PLC (Q)	1.89	1.00	12/20/25	(4,400)	(59)	(1)	386
Rolls-Royce Group PLC (Q)	2.27	1.00	12/20/26	(1,300)	(39)	1	17
Rolls-Royce Group PLC (Q)	2.43	1.00	06/20/27	(1,500)	(58)	3	89
Verizon Communications Inc. (Q)	1.04	1.00	06/20/28	(4,100)	8	10	13
					2,352	794	3,303

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3M SOFR Index Future, Dec. 2023	Call	96.38	12/15/23	48	(7)
3M SOFR Index Future, Dec. 2023	Call	98.00	12/15/23	55	(2)
3M SOFR Index Future, Dec. 2023	Call	96.06	12/15/23	33	(6)
3M SOFR Index Future, Dec. 2023	Call	96.13	12/15/23	32	(6)
3M SOFR Index Future, Dec. 2023	Put	96.38	12/15/23	48	(213)
3M SOFR Index Future, Dec. 2023	Put	96.50	12/15/23	55	(259)
3M SOFR Index Future, Dec. 2023	Put	96.06	12/15/23	33	(122)
3M SOFR Index Future, Dec. 2023	Put	96.13	12/15/23	32	(123)
3M SOFR Index Future, Sep. 2023	Call	96.00	09/15/23	32	(2)
3M SOFR Index Future, Sep. 2023	Call	96.19	09/15/23	48	(3)
3M SOFR Index Future, Sep. 2023	Put	96.00	09/15/23	32	(114)
3M SOFR Index Future, Sep. 2023	Put	96.19	09/15/23	48	(192)
United States 10 Year Note	Call	115.50	07/21/23	83	(4)
United States 10 Year Note	Put	111.50	07/21/23	83	(32)
United States 10 Year Note Future, Sep. 2023	Call	113.75	07/21/23	13	(3)
United States 10 Year Note Future, Sep. 2023	Put	110.75	07/21/23	13	(3)
United States Long Bond	Call	131.00	07/21/23	15	(3)
United States Long Bond	Put	123.00	07/21/23	15	(3)
					(1,097)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/05/24	BOA	Call	2.15	12/01/23	7,300,000	(1)
3M LIBOR, 04/04/25	CIT	Call	2.69	04/02/24	2,000,000	(2)
3M LIBOR, 10/17/24	DUB	Call	2.92	10/13/23	4,700,000	—
3M LIBOR, 04/10/25	DUB	Call	2.79	04/08/24	3,200,000	(4)
3M LIBOR, 10/17/24	GSC	Call	2.92	10/13/23	4,700,000	—
3M LIBOR, 10/24/24	GSC	Call	3.02	10/20/23	3,800,000	—
3M LIBOR, 10/25/24	GSC	Call	3.14	10/23/23	3,700,000	(1)
3M LIBOR, 10/25/24	GSC	Call	3.23	10/23/23	3,700,000	(1)
3M LIBOR, 10/25/24	GSC	Call	3.19	10/23/23	3,700,000	(1)
3M LIBOR, 10/27/24	GSC	Call	2.97	10/25/23	3,700,000	(1)
3M LIBOR, 10/31/24	GSC	Call	2.84	10/27/23	3,700,000	—
3M LIBOR, 11/07/24	GSC	Call	3.09	11/03/23	3,700,000	(1)
3M LIBOR, 11/14/24	GSC	Call	2.91	11/10/23	3,700,000	(1)
3M LIBOR, 11/21/24	GSC	Call	2.25	11/17/23	7,200,000	(1)
3M LIBOR, 11/22/24	GSC	Call	2.15	11/20/23	7,200,000	(1)
3M LIBOR, 12/11/24	GSC	Call	2.25	12/07/23	7,300,000	(1)
3M LIBOR, 04/04/25	GSC	Call	2.70	04/02/24	12,000,000	(12)
3M LIBOR, 04/10/25	GSC	Call	2.72	04/08/24	4,000,000	(4)
3M LIBOR, 12/05/24	BOA	Put	3.65	12/01/23	7,300,000	(100)
3M LIBOR, 04/04/25	CIT	Put	2.69	04/02/24	2,000,000	(37)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
3M LIBOR, 10/17/24	DUB	Put	2.92	10/13/23	4,700,000	(103)
3M LIBOR, 04/10/25	DUB	Put	2.79	04/08/24	3,200,000	(56)
3M LIBOR, 10/17/24	GSC	Put	2.92	10/13/23	4,700,000	(103)
3M LIBOR, 10/24/24	GSC	Put	3.02	10/20/23	3,800,000	(78)
3M LIBOR, 10/25/24	GSC	Put	3.23	10/23/23	3,700,000	(69)
3M LIBOR, 10/25/24	GSC	Put	3.14	10/23/23	3,700,000	(72)
3M LIBOR, 10/25/24	GSC	Put	3.19	10/23/23	3,700,000	(70)
3M LIBOR, 10/27/24	GSC	Put	2.97	10/25/23	3,700,000	(77)
3M LIBOR, 10/31/24	GSC	Put	2.84	10/27/23	3,700,000	(80)
3M LIBOR, 11/07/24	GSC	Put	3.09	11/03/23	3,700,000	(72)
3M LIBOR, 11/14/24	GSC	Put	2.91	11/10/23	3,700,000	(77)
3M LIBOR, 11/21/24	GSC	Put	3.75	11/17/23	7,200,000	(95)
3M LIBOR, 11/22/24	GSC	Put	3.65	11/20/23	7,200,000	(101)
3M LIBOR, 12/11/24	GSC	Put	3.75	12/07/23	7,300,000	(93)
3M LIBOR, 04/04/25	GSC	Put	2.70	04/02/24	12,000,000	(220)
3M LIBOR, 04/10/25	GSC	Put	2.72	04/08/24	4,000,000	(72)
U.S. SOFR, 07/28/33	BCL	Call	3.26	07/26/23	1,100,000	(2)
U.S. SOFR, 07/12/53	BOA	Call	3.07	07/10/23	2,900,000	(7)
U.S. SOFR, 07/18/53	BOA	Call	3.06	07/14/23	1,000,000	(3)
U.S. SOFR, 08/02/33	BOA	Call	3.38	07/31/23	2,700,000	(13)
U.S. SOFR, 07/28/33	GSC	Call	3.26	07/26/23	2,300,000	(4)
U.S. SOFR, 07/31/30	GSC	Call	3.35	07/27/23	2,800,000	(4)
U.S. SOFR, 08/03/33	GSC	Call	3.33	08/01/23	1,400,000	(4)
U.S. SOFR, 07/12/33	JPM	Call	3.30	07/10/23	4,200,000	(89)
U.S. SOFR, 07/24/33	JPM	Call	3.25	07/20/23	2,900,000	(3)
U.S. SOFR, 07/28/33	BCL	Put	3.66	07/26/23	1,100,000	(5)
U.S. SOFR, 07/12/53	BOA	Put	3.37	07/10/23	2,900,000	(3)
U.S. SOFR, 07/18/53	BOA	Put	3.36	07/14/23	1,000,000	(2)
U.S. SOFR, 08/02/33	BOA	Put	3.78	07/31/23	2,700,000	(8)
U.S. SOFR, 07/28/33	GSC	Put	3.66	07/26/23	2,300,000	(11)
U.S. SOFR, 07/31/30	GSC	Put	3.85	07/27/23	2,800,000	(10)
U.S. SOFR, 08/03/33	GSC	Put	3.73	08/01/23	1,400,000	(6)
U.S. SOFR, 07/12/33	JPM	Put	3.75	07/10/23	4,200,000	(73)
U.S. SOFR, 07/24/33	JPM	Put	3.65	07/20/23	2,900,000	(12)
						(1,866)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	08/16/23	AUD	40,307	26,885	(148)
BRL/USD	DUB	07/05/23	BRL	15,284	3,192	371
BRL/USD	GSC	07/05/23	BRL	73,733	15,399	1,710
BRL/USD	GSC	09/05/23	BRL	199,451	41,177	1,114
CLP/USD	CIT	08/01/23	CLP	5,778,202	7,178	204
EUR/USD	CIT	08/16/23	EUR	1,520	1,662	(3)
EUR/USD	CIT	08/16/23	EUR	650	711	14
IDR/USD	BOA	07/03/23	IDR	28,051,903	1,871	4
IDR/USD	DUB	09/20/23	IDR	16,363,868	1,091	(2)
IDR/USD	BCL	09/22/23	IDR	23,299,614	1,553	(4)
IDR/USD	JPM	09/22/23	IDR	44,497,025	2,966	9
IDR/USD	BOA	09/26/23	IDR	134,448,125	8,961	(19)
INR/USD	GSC	08/03/23	INR	446,411	5,435	1
INR/USD	GSC	08/07/23	INR	450,675	5,487	(1)
INR/USD	JPM	09/20/23	INR	706	9	—
INR/USD	JPM	12/20/23	INR	230,646	2,793	(2)
INR/USD	JPM	12/20/23	INR	29,878	362	—
JPY/USD	GSC	08/16/23	JPY	3,583,200	25,002	(1,674)
KRW/USD	BOA	09/20/23	KRW	3,670,709	2,798	(100)
KRW/USD	CIT	09/20/23	KRW	14,422,684	10,992	(224)
MXN/USD	JPM	07/14/23	MXN	292,311	17,045	69
NOK/USD	JPM	08/16/23	NOK	71,770	6,697	(66)
NZD/USD	JPM	08/16/23	NZD	9,928	6,092	(77)
PEN/USD	CIT	07/03/23	PEN	3,800	1,048	25
PEN/USD	DUB	07/03/23	PEN	68	19	—
PEN/USD	DUB	07/10/23	PEN	68	19	—
PEN/USD	JPM	09/20/23	PEN	10,003	2,740	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	JPM	08/16/23	AUD	(253)	(169)	(3)
USD/AUD	JPM	08/16/23	AUD	(1,154)	(770)	8
USD/BRL	GSC	07/05/23	BRL	(89,300)	(18,650)	(156)
USD/CHF	CIT	08/16/23	CHF	(642)	(721)	3
USD/CNY	CIT	08/16/23	CNY	(418)	(58)	2
USD/EUR	BOA	08/16/23	EUR	(1,051)	(1,149)	(21)
USD/EUR	CIT	08/16/23	EUR	(89,845)	(98,254)	(68)
USD/GBP	CIT	08/16/23	GBP	(25,116)	(31,905)	(451)
USD/GBP	JPM	08/16/23	GBP	(1,254)	(1,593)	(31)
USD/IDR	BOA	07/03/23	IDR	(28,051,903)	(1,871)	4
USD/JPY	GSC	08/16/23	JPY	(183,000)	(1,277)	101
USD/KRW	BCL	07/31/23	KRW	(568,458)	(432)	3
USD/KRW	BOA	07/31/23	KRW	(563,403)	(428)	3
USD/KRW	GSC	07/31/23	KRW	(223,511)	(170)	1
USD/KRW	GSC	08/03/23	KRW	(3,643,243)	(2,769)	1
USD/KRW	JPM	08/03/23	KRW	(852,203)	(648)	(2)
USD/KRW	JPM	08/07/23	KRW	(10,266,183)	(7,804)	(5)
USD/KRW	CIT	09/20/23	KRW	(444,895)	(339)	5
USD/KRW	JPM	09/20/23	KRW	(1,572,184)	(1,198)	11
USD/MXN	CIT	07/14/23	MXN	(41,500)	(2,420)	(232)
USD/MXN	DUB	07/14/23	MXN	(775)	(45)	—
USD/MXN	CIT	07/18/23	MXN	(1,513)	(88)	(5)
USD/NZD	JPM	08/16/23	NZD	(9,882)	(6,063)	(54)
USD/PEN	CIT	07/03/23	PEN	(3,732)	(1,029)	(68)
USD/PEN	CIT	07/03/23	PEN	(68)	(19)	—
USD/PEN	DUB	07/03/23	PEN	(68)	(19)	—
USD/TWD	CIT	08/22/23	TWD	(64,431)	(2,081)	28
USD/TWD	BOA	09/20/23	TWD	(42,338)	(1,372)	23
USD/TWD	GSC	09/20/23	TWD	(111,904)	(3,626)	51
USD/ZAR	DUB	08/14/23	ZAR	(29,493)	(1,560)	35
USD/ZAR	BCL	08/15/23	ZAR	(144,029)	(7,619)	173
USD/ZAR	CIT	08/15/23	ZAR	(119,157)	(6,303)	(14)
USD/ZAR	CIT	09/12/23	ZAR	(11,638)	(614)	45
USD/ZAR	GSC	10/19/23	ZAR	(80,706)	(4,242)	60
ZAR/USD	CIT	08/14/23	ZAR	19,004	1,005	(33)
					(7,116)	639

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	1.24	1.00	06/20/26	(7,200)	31	(245)	276
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.71	1.00	12/20/24	(700)	6	(12)	18
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	1.24	1.00	06/20/26	(10,600)	46	(360)	406
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	0.71	1.00	12/20/24	(500)	4	(8)	12
CDX.NA.HY.33.V13 (Q)	CIT	0.24	5.00	12/20/24	(13,559)	958	2,258	(1,300)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,500)	(149)	(328)	179
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(55)	60	(115)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(52)	(41)	(11)
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(1,192)	(1,365)	173
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(35)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,969)	(45)	48	(93)
Presidencia de la Republica de Colombia (Q)	BCL	2.27	1.00	12/20/26	(1,000)	(21)	(47)	26
Presidencia de la Republica de Colombia (Q)	CIT	2.47	1.00	06/20/27	(200)	(6)	(7)	1
Presidencia de la Republica de Colombia (Q)	GSC	2.74	1.00	12/20/27	(100)	(5)	(9)	4
Presidencia de la Republica de Colombia (Q)	GSC	2.36	1.00	06/20/27	(300)	(9)	(11)	2
Presidencia de la Republica de Colombia (Q)	JPM	2.36	1.00	06/20/27	(300)	(10)	(12)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.27	1.00	06/20/24	(3,300)	27	(56)	83
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.36	1.00	12/20/24	(1,500)	16	(12)	28
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/23	(1,700)	8	(26)	34
South Africa, Parliament of (Q)	DUB	2.22	1.00	12/20/26	(1,200)	(42)	(53)	11
South Africa, Parliament of (Q)	GSC	1.05	1.00	06/20/24	(600)	—	(25)	25
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	(1)	(14)	13
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	(28)	(78)	50
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.84	1.00	12/20/24	(500)	(20)	(61)	41
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.84	1.00	12/20/24	(1,810)	(71)	(224)	153
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	4.84	1.00	12/20/24	(100)	(3)	(10)	7
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	4.84	1.00	12/20/24	(200)	(8)	(23)	15

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	4.62	1.00	06/20/24	(200)	(4)	(19)	15
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	4.84	1.00	12/20/24	(1,300)	(50)	(146)	96
					(203,073)	(675)	(826)	151

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,021,050	—	1,021,050
Non-U.S. Government Agency Asset-Backed Securities	—	548,000	—	548,000
Corporate Bonds And Notes	—	194,007	—	194,007
Senior Floating Rate Instruments	—	55,715	11,692	67,407
Common Stocks	1,353	382	8,162	9,897
Rights	—	—	1,824	1,824
Warrants	—	—	2	2
Other Equity Interests	—	—	—	—
Short Term Investments	7,192	28,385	—	35,577
	8,545	1,847,539	21,680	1,877,764
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,770	—	—	1,770
Centrally Cleared Interest Rate Swap Agreements	—	81,569	—	81,569
Centrally Cleared Credit Default Swap Agreements	—	3,840	—	3,840
Open Forward Foreign Currency Contracts	—	4,102	—	4,102
OTC Credit Default Swap Agreements	—	1,670	—	1,670
	1,770	91,181	—	92,951
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(680)	—	—	(680)
Centrally Cleared Interest Rate Swap Agreements	—	(76,101)	—	(76,101)
Centrally Cleared Credit Default Swap Agreements	—	(537)	—	(537)
Exchange Traded Written Options	(1,097)	—	—	(1,097)
OTC Written Options	—	(1,866)	—	(1,866)
Open Forward Foreign Currency Contracts	—	(3,463)	—	(3,463)
OTC Credit Default Swap Agreements	—	(1,519)	—	(1,519)
	(1,777)	(83,486)	—	(85,263)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 72.4%
Financials 28.7%
AerCap Ireland Capital Designated Activity Company
5.74%, (SOFR + 0.68%), 09/29/23 (a)	6,900	6,886
4.45%, 04/03/26	600	574
AIA Group Limited
3.60%, 04/09/29 (b)	1,200	1,115
AIB Group Public Limited Company
4.26%, 04/10/25 (b)	600	586
Ally Financial Inc.
6.99%, 06/13/29	500	494
6.70%, 02/14/33	400	354
Antares Holdings LP
3.95%, 07/15/26 (b)	300	263
3.75%, 07/15/27 (b)	1,250	1,044
Arch Capital Group Ltd.
3.64%, 06/30/50	615	454
Ares Finance Co. II LLC
3.25%, 06/15/30 (b)	1,200	1,010
Ares Finance Co. III LLC
4.13%, 06/30/51 (b)	500	371
Assured Guaranty US Holdings Inc.
3.60%, 09/15/51	1,700	1,163
Aviation Capital Group LLC
4.38%, 01/30/24 (b)	200	197
5.50%, 12/15/24 (b)	600	587
3.50%, 11/01/27 (b)	1,532	1,363
Avolon Holdings Funding Limited
5.50%, 01/15/26 (b)	400	387
4.25%, 04/15/26 (b)	700	652
2.53%, 11/18/27 (b)	2,826	2,382
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	657
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (c)	4,000	3,605
Banco Santander, S.A.
3.49%, 05/28/30 (c)	4,600	4,002
Bank of America Corporation
4.30%, (100, 01/28/25) (d)	2,700	2,413
5.13%, (100, 06/20/24) (d)	1,600	1,551
2.46%, 10/22/25	2,100	2,005
3.82%, 01/20/28	5,000	4,732
3.42%, 12/20/28	631	578
3.97%, 02/07/30	7,000	6,489
2.69%, 04/22/32	2,900	2,403
4.57%, 04/27/33	1,900	1,785
Bank of Ireland Group Public Limited Company
6.00%, (100, 09/01/25), EUR (d) (e)	700	718
Barclays PLC
2.85%, 05/07/26 (c)	1,400	1,310
5.75%, 08/09/33 (c)	200	192
BGC Partners, Inc.
4.38%, 12/15/25	700	648
8.00%, 05/25/28 (b)	700	676
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (b)	800	733
Blackstone Inc.
2.50%, 01/10/30 (b)	5,700	4,716
5.00%, 06/15/44 (b)	300	257
Blue Owl Finance LLC
4.13%, 10/07/51 (b)	3,400	2,129
BNP Paribas
7.00%, (100, 08/16/28) (b) (d)	200	179
2.82%, 11/19/25 (b) (c)	5,500	5,238
4.40%, 08/14/28 (b)	900	851
Boral Finance Pty Limited
3.75%, 05/01/28 (b)	338	305
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	305
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,855
4.35%, 04/15/30	600	555
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (d)	3,200	2,940
Capital One Financial Corporation
3.95%, (100, 09/01/26) (d)	1,700	1,262
Carlyle Finance LLC
3.50%, 09/19/29 (b)	500	440
Citigroup Inc.
4.15%, (100, 11/15/26) (d)	4,400	3,529
Citizens Bank, National Association
3.75%, 02/18/26	600	548
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (d)	800	603
CNA Financial Corporation
2.05%, 08/15/30	300	240
CoBank, ACB
4.25%, (100, 01/01/27) (b) (d)	2,200	1,731
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	934
Corebridge Financial, Inc.
3.85%, 04/05/29	3,000	2,708
Credit Suisse Group AG
6.50%, 08/08/23 (e)	300	299
6.50%, 08/08/23 (b)	200	199
2.59%, 09/11/25 (b) (c)	1,700	1,611
3.87%, 01/12/29 (b) (c)	700	629
6.54%, 08/12/33 (b) (c)	4,250	4,346
Danske Bank A/S
3.24%, 12/20/25 (b)	1,000	948
Deutsche Bank Aktiengesellschaft
2.22%, 09/18/24 (c)	900	889
2.13%, 11/24/26	3,400	3,021
3.55%, 09/18/31 (c)	3,400	2,825
Discover Financial Services
6.13%, (100, 06/23/25) (d)	2,100	2,010
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (e)	13	12
7.50%, 06/15/30 (b)	51	45
E*Trade Financial Corporation
4.50%, 06/20/28	2,500	2,411
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (d) (e)	2,000	1,653
Export-Import Bank of India
3.25%, 01/15/30 (b)	600	531
FactSet Research Systems Inc.
2.90%, 03/01/27	900	826
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (b)	600	589
4.63%, 04/29/30	1,900	1,778
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	235
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,542
Freedom Mortgage Corporation
6.63%, 01/15/27 (b)	1,200	1,044
GE Capital Funding LLC
4.55%, 05/15/32	537	521
Global Atlantic Financial Company
3.13%, 06/15/31 (b)	1,700	1,280
Global Payments Inc.
2.90%, 05/15/30	500	424
5.40%, 08/15/32	500	487
4.15%, 08/15/49	500	375
5.95%, 08/15/52	600	575
Globe Life Inc.
2.15%, 08/15/30	2,100	1,681
High Street Funding Trust I
4.11%, 02/15/28 (b)	100	93
HSBC Holdings PLC
6.50%, (100, 03/23/28) (c) (d)	1,500	1,352
2.63%, 11/07/25 (c)	1,200	1,141
3.90%, 05/25/26 (c)	600	572
4.29%, 09/12/26 (c)	900	863
6.92%, (3 Month USD LIBOR + 1.38%), 09/12/26 (a) (c) (f)	500	502
4.04%, 03/13/28 (c)	200	187
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.58%, 06/19/29 (c)	1,100	1,036
2.85%, 06/04/31 (c)	2,500	2,067
2.36%, 08/18/31 (c)	2,600	2,064
JAB Holdings B.V.
2.20%, 11/23/30 (b)	2,050	1,614
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (d)	4,700	4,266
4.60%, (100, 02/01/25) (d)	2,300	2,147
5.00%, (100, 08/01/24) (d)	700	680
6.10%, (100, 10/01/24) (d)	900	896
2.30%, 10/15/25	200	191
3.78%, 02/01/28	7,000	6,679
2.74%, 10/15/30	2,900	2,500
1.95%, 02/04/32	1,800	1,435
5.35%, 06/01/34	1,000	1,010
Lazard Group LLC
4.50%, 09/19/28	1,200	1,137
4.38%, 03/11/29	278	258
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	5,300	5,050
Lloyds Banking Group PLC
4.05%, 08/16/23 (c)	1,600	1,596
2.44%, 02/05/26 (c)	600	565
Mitsubishi UFJ Financial Group Inc
6.13%, (3 Month USD LIBOR + 0.86%), 07/26/23 (a)	300	300
1.41%, 07/17/25	9,800	8,970
Mizuho Financial Group, Inc.
2.87%, 09/13/30	4,400	3,726
1.98%, 09/08/31	1,900	1,501
Moody's Corporation
2.00%, 08/19/31	700	564
3.25%, 05/20/50	1,000	715
Morgan Stanley
5.88%, (100, 09/15/26) (d)	700	664
5.12%, 02/01/29	4,700	4,638
1.79%, 02/13/32	1,500	1,164
2.24%, 07/21/32	1,600	1,270
Muthoot Finance Limited
4.40%, 09/02/23 (b)	700	695
Nasdaq, Inc.
5.55%, 02/15/34	300	301
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,351
Nationwide Building Society
10.25%, GBP (d)	219	319
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (b)	500	364
NatWest Group PLC
4.60%, (100, 06/28/31) (c) (d) (g)	1,300	900
4.27%, 03/22/25 (c)	1,400	1,375
5.08%, 01/27/30 (c)	200	191
Nippon Life Insurance Company of America
3.40%, 01/23/50 (b)	600	527
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,190
5.84%, 01/18/28	2,000	2,004
2.17%, 07/14/28 (g)	1,900	1,602
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (e)	95	10
1.50%, 10/01/53, DKK (e)	15,922	1,731
Ohio National Financial Services, Inc.
6.80%, 01/24/30 (b) (f) (h)	2,600	2,403
Pacific LifeCorp
3.35%, 09/15/50 (b)	400	276
Pine Street Trust I
4.57%, 02/15/29 (b)	1,600	1,477
Principal Financial Group, Inc.
3.70%, 05/15/29	100	92
Protective Life Corporation
4.30%, 09/30/28 (b)	1,000	930
3.40%, 01/15/30 (b)	700	607
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	568
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	712
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (f)	112	112
9.25%, 07/06/24 (b) (f)	46	47
9.75%, 01/06/27 (b) (f)	104	108
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	1,982
4.40%, 07/13/27	100	94
Santander UK Group Holdings PLC
1.53%, 08/21/26 (c)	2,100	1,862
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (e) (i) (j) (k)	5,700	—
Societe Generale
1.49%, 12/14/26 (b)	900	789
6.69%, 01/10/34 (b) (c)	1,200	1,216
Standard Chartered PLC
3.79%, 05/21/25 (b)	1,000	976
2.82%, 01/30/26 (b)	1,600	1,509
6.30%, 01/09/29 (b)	500	502
Stichting AK Rabobank Certificaten II
6.50%, EUR (a) (d) (e) (f)	630	638
Stifel Financial Corp.
4.00%, 05/15/30	900	772
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100	1,011
5.52%, 01/13/28	3,600	3,615
2.13%, 07/08/30	2,700	2,202
Sumitomo Mitsui Trust Bank, Limited
1.05%, 09/12/25 (b)	1,700	1,530
SVB Financial Group
0.00%, (100, 11/15/26) (d) (i) (j)	2,600	188
Synchrony Financial
3.95%, 12/01/27	2,900	2,553
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (d)	2,300	1,683
5.00%, (100, 12/01/27) (d)	900	683
The Goldman Sachs Group, Inc.
7.02%, (3 Month USD LIBOR + 1.75%), 10/28/27 (a) (f)	4,100	4,186
3.69%, 06/05/28	400	376
4.22%, 05/01/29	2,400	2,268
2.38%, 07/21/32	2,300	1,840
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	395
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	1,500	1,107
6.25%, (100, 03/15/30) (d)	800	720
Truist Financial Corporation
5.10%, (100, 03/01/30) (d)	1,000	855
UBS Group AG
4.38%, (100, 02/10/31) (b) (d)	2,600	1,833
3.75%, 03/26/25 (c)	800	766
4.55%, 04/17/26 (c)	700	671
5.96%, 01/12/34 (b) (c)	1,900	1,885
UniCredit S.p.A.
7.83%, 12/04/23 (b)	1,200	1,207
7.30%, 04/02/34 (b) (c)	1,300	1,226
Wells Fargo & Company
2.16%, 02/11/26	1,375	1,295
3.53%, 03/24/28	700	654
3.58%, 05/22/28	4,800	4,476
2.39%, 06/02/28	7,200	6,421
Willis North America Inc.
2.95%, 09/15/29	3,400	2,924
		260,705
Utilities 8.0%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	600	450
Ameren Illinois Company
3.25%, 03/15/50	300	219
American Electric Power Company, Inc.
5.63%, 03/01/33 (g)	2,600	2,648
Appalachian Power Company
3.30%, 06/01/27	600	561

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,329
3.50%, 12/01/49	400	280
2.65%, 09/15/50	700	423
Black Hills Corporation
2.50%, 06/15/30	1,400	1,155
Cameron LNG, LLC
3.40%, 01/15/38 (b)	1,300	1,082
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,604
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,063
Constellation Energy Generation, LLC
5.80%, 03/01/33	1,400	1,438
DTE Electric Company
2.25%, 03/01/30	1,400	1,194
DTE Energy Company
2.95%, 03/01/30	500	434
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	2,124
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,544
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	1,200	1,072
Enel Finance America, LLC
7.10%, 10/14/27 (b)	400	420
Enel Finance International N.V.
2.88%, 07/12/41 (b)	1,600	1,053
Entergy Corporation
2.80%, 06/15/30	2,600	2,204
Entergy Texas, Inc.
1.75%, 03/15/31	700	554
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	834
Exelon Corporation
5.15%, 03/15/28	800	797
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,285
Georgia Power Company
3.70%, 01/30/50	400	306
3.25%, 03/15/51	2,300	1,618
ITC Holdings Corp.
2.95%, 05/14/30 (b)	2,500	2,150
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (b)	1,300	1,229
Mississippi Power Company
3.95%, 03/30/28	2,600	2,445
Monongahela Power Company
5.40%, 12/15/43 (b)	106	103
National Fuel Gas Company
2.95%, 03/01/31 (h)	300	240
National Grid PLC
5.81%, 06/12/33 (g)	1,000	1,018
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	495
2.25%, 06/01/30	600	499
NiSource Inc.
2.95%, 09/01/29	700	612
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	406
Pacific Gas And Electric Company
3.15%, 01/01/26 (g)	1,200	1,113
3.30%, 03/15/27 - 08/01/40	5,100	4,099
3.30%, 12/01/27 (g)	200	176
3.75%, 07/01/28	250	224
2.50%, 02/01/31	1,800	1,412
3.25%, 06/01/31	1,400	1,139
4.60%, 06/15/43	600	450
4.30%, 03/15/45	200	143
4.25%, 03/15/46	1,200	845
4.95%, 07/01/50	500	394
5.25%, 03/01/52	2,300	1,863
PECO Energy Company
3.00%, 09/15/49	800	556
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	100
Puget Energy, Inc.
4.10%, 06/15/30	900	819
San Diego Gas & Electric Company
1.70%, 10/01/30	1,000	802
4.10%, 06/15/49	200	163
Sempra Energy
3.40%, 02/01/28	800	736
4.13%, 04/01/52	400	324
Southern California Edison Company
5.30%, 03/01/28	4,200	4,206
6.05%, 03/15/39	400	416
3.60%, 02/01/45	400	294
4.00%, 04/01/47	1,100	877
Southern California Gas Company
2.55%, 02/01/30 (g)	1,600	1,377
5.20%, 06/01/33 (g)	2,100	2,075
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,180
6.00%, 04/15/28	700	691
The AES Corporation
5.45%, 06/01/28	2,400	2,357
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	2,870	2,634
The Connecticut Light and Power Company
4.90%, 07/01/33	400	398
The East Ohio Gas Company
2.00%, 06/15/30 (b)	600	483
The Narragansett Electric Company
3.40%, 04/09/30 (b)	700	625
The Southern Company
2.95%, 07/01/23	200	200
4.25%, 07/01/36	400	356
		72,415
Real Estate 5.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	473
2.75%, 12/15/29	2,600	2,211
3.00%, 05/18/51	1,100	671
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	2,036
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,129
American Tower Corporation
2.95%, 01/15/25 - 01/15/51	2,400	2,070
4.00%, 06/01/25	1,000	965
2.75%, 01/15/27	1,900	1,730
3.13%, 01/15/27	400	369
1.88%, 10/15/30	1,600	1,270
5.65%, 03/15/33	1,200	1,223
3.70%, 10/15/49	2,100	1,516
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	646
CBRE Services, Inc.
5.95%, 08/15/34	600	594
Corporate Office Properties Trust
2.25%, 03/15/26	400	354
Crown Castle Inc.
3.80%, 02/15/28	900	840
4.30%, 02/15/29	1,800	1,695
4.00%, 11/15/49	1,501	1,159
4.15%, 07/01/50	1,100	872
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	903
4.75%, 12/15/26	200	182
Equinix, Inc.
2.15%, 07/15/30	1,700	1,377
GLP Financing, LLC
3.35%, 09/01/24	400	386
5.25%, 06/01/25	400	389
5.75%, 06/01/28	300	292
5.30%, 01/15/29	700	667
4.00%, 01/15/31	2,400	2,077

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Goodman HK Finance
4.38%, 06/19/24 (e)	300	294
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	312
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	191
4.00%, 06/15/25	300	288
4.50%, 02/01/26	100	97
3.50%, 09/15/30 (h)	3,400	2,885
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	600	438
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	700	541
Kaisa Group Holdings Ltd.
0.00%, 07/23/23 - 04/09/49 (e) (i) (j)	6,500	451
0.00%, 06/30/49 (e) (i) (j)	800	56
Kilroy Realty, L.P.
4.75%, 12/15/28	500	439
Life Storage LP
2.20%, 10/15/30	1,000	802
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	50
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (b)	900	854
Omega Healthcare Investors, Inc.
4.38%, 08/01/23	165	165
3.25%, 04/15/33	2,100	1,558
Physicians Realty L.P.
4.30%, 03/15/27	995	937
3.95%, 01/15/28	200	183
ProLogis, L.P.
2.25%, 04/15/30	800	678
Realty Income Corporation
3.95%, 08/15/27	400	380
Spirit Realty, L.P.
4.45%, 09/15/26	200	189
4.00%, 07/15/29	500	443
3.20%, 02/15/31	600	490
Store Capital Corporation
2.75%, 11/18/30	600	435
Sunac China Holdings Limited
0.00%, 07/09/23 - 08/03/24 (e) (i) (j)	1,800	252
UDR, Inc.
3.00%, 08/15/31	200	170
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	840
VICI Properties Inc.
5.75%, 02/01/27 (b)	400	392
3.88%, 02/15/29 (b)	2,500	2,200
W.P. Carey Inc.
4.00%, 02/01/25	600	581
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	6,100	5,624
Yango Justice International Limited
0.00%, 04/15/24 - 04/15/49 (e) (i) (j)	600	9
		51,320
Energy 5.4%
Aker BP ASA
3.75%, 01/15/30 (b)	200	178
4.00%, 01/15/31 (b)	3,500	3,108
BP Capital Markets America Inc.
4.81%, 02/13/33	700	690
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,165
3.70%, 11/15/29	800	726
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (b)	2,300	2,308
Continental Resources, Inc.
5.75%, 01/15/31 (b)	1,800	1,715
Ecopetrol S.A.
8.88%, 01/13/33	700	692
Enable Midstream Partners, LP
4.40%, 03/15/27	800	766
4.95%, 05/15/28	500	485
Enbridge Inc.
5.70%, 03/08/33	1,700	1,723
Energy Transfer LP
4.20%, 04/15/27	1,200	1,146
5.50%, 06/01/27	2,472	2,461
4.90%, 03/15/35	554	508
7.50%, 07/01/38	200	219
6.05%, 06/01/41	1,300	1,257
6.50%, 02/01/42	100	101
Enterprise Products Operating LLC
8.30%, (3 Month USD LIBOR + 2.99%), 08/16/77 (a)	250	246
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (b)	1,000	832
Gaz Finance PLC
0.00%, 01/27/29 (b) (e) (i) (j)	1,800	1,170
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (b)	600	613
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (b)	500	503
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (b)	700	685
4.63%, 04/01/29 (b)	500	458
MPLX LP
5.20%, 12/01/47	1,638	1,435
4.90%, 04/15/58	300	244
Occidental Petroleum Corporation
8.88%, 07/15/30	300	345
6.20%, 03/15/40	610	604
Ocyan S/A
0.00%, (100, 08/11/23) (b) (d) (l)	90	—
ONEOK Partners, L.P.
4.90%, 03/15/25	500	492
6.85%, 10/15/37	200	206
6.20%, 09/15/43	500	488
ONEOK, Inc.
4.35%, 03/15/29	2,500	2,327
6.35%, 01/15/31 (g)	1,100	1,132
Petroleos Mexicanos
10.00%, 02/07/33 (b)	1,300	1,190
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (b)	189	191
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,190
Saudi Arabian Oil Company
2.25%, 11/24/30 (b)	200	166
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,149
6.13%, 03/15/33	2,700	2,757
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	5,100	4,365
The Williams Companies, Inc.
5.40%, 03/02/26	2,300	2,296
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (b)	900	760
6.25%, 01/15/30 (b)	600	595
4.13%, 08/15/31 (b)	300	258
Woodside Finance Limited
3.65%, 03/05/25 (b)	600	578
4.50%, 03/04/29 (b)	2,000	1,885
		49,408
Industrials 4.8%
A.P. Moller - Maersk A/S
3.88%, 09/28/25 (b)	800	771
Aircastle Limited
2.85%, 01/26/28 (b)	2,200	1,871
Allegion Public Limited Company
3.50%, 10/01/29	500	441
BAE Systems PLC
3.40%, 04/15/30 (b)	300	271
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,242
Boise Cascade Company
4.88%, 07/01/30 (b)	300	270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	4,500	4,592
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	468
3.50%, 05/01/50	1,200	925
CoStar Group, Inc.
2.80%, 07/15/30 (b)	1,100	913
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,669
Equifax Inc.
5.10%, 06/01/28	1,000	987
GATX Corporation
3.50%, 03/15/28	500	457
General Electric Company
8.88%, (3 Month USD LIBOR + 3.33%), (100, 09/15/23) (a) (d)	1,149	1,151
Lockheed Martin Corporation
5.70%, 11/15/54	1,500	1,666
5.20%, 02/15/55	1,065	1,099
Northrop Grumman Corporation
4.70%, 03/15/33	500	491
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	1,000	920
Quanta Services, Inc.
2.90%, 10/01/30	900	762
3.05%, 10/01/41	1,500	1,041
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (h)	1,100	1,102
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	800	781
Textron Inc.
3.38%, 03/01/28	3,000	2,736
The Boeing Company
3.25%, 02/01/28	2,100	1,926
3.60%, 05/01/34	1,800	1,533
Union Pacific Corporation
3.95%, 08/15/59	300	244
3.75%, 02/05/70	300	228
Verisk Analytics, Inc.
4.13%, 03/15/29	400	382
Weir Group PLC(The)
2.20%, 05/13/26 (b)	2,400	2,148
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (g) (h)	8,000	7,528
		43,615
Consumer Discretionary 4.5%
Alibaba Group Holding Limited
2.13%, 02/09/31	975	793
Amazon.com, Inc.
5.20%, 12/03/25	100	100
Aptiv PLC
4.35%, 03/15/29	800	769
Azul Investments LLP
5.88%, 10/26/24 (b)	100	84
Daimler Trucks Finance North America LLC
5.81%, (SOFR + 0.75%), 12/13/24 (a) (b)	4,700	4,686
Discovery Communications, LLC
3.45%, 03/15/25	100	96
Expedia Group, Inc.
6.25%, 05/01/25 (b)	1,603	1,608
2.95%, 03/15/31 (h)	445	375
Ferguson Finance PLC
3.25%, 06/02/30 (b)	400	348
Hyatt Hotels Corporation
5.38%, 04/23/25 (f) (h)	2,450	2,426
5.75%, 04/23/30 (f) (h)	500	496
Hyundai Capital America
2.00%, 06/15/28 (b)	1,600	1,346
Las Vegas Sands Corp.
3.20%, 08/08/24	4,125	3,987
2.90%, 06/25/25	200	188
3.50%, 08/18/26	800	745
Marriott International, Inc.
4.90%, 04/15/29	1,300	1,264
4.63%, 06/15/30 (h)	200	192
McDonald's Corporation
3.63%, 09/01/49	400	314
MCE Finance Limited
5.75%, 07/21/28 (b)	900	788
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (b)	2,200	1,867
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (b)	1,100	1,092
NVR, Inc.
3.00%, 05/15/30	4,400	3,812
Sands China Ltd
4.30%, 01/08/26 (f) (h)	800	752
5.90%, 08/08/28 (f) (h)	900	857
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,155
4.50%, 09/15/42	300	223
Stellantis Finance US Inc.
2.69%, 09/15/31 (b)	1,300	1,038
Studio City Finance Limited
6.50%, 01/15/28 (b)	1,100	922
5.00%, 01/15/29 (b)	1,900	1,419
Travel + Leisure Co.
4.63%, 03/01/30 (b)	1,000	846
Warnermedia Holdings, Inc.
4.28%, 03/15/32	2,650	2,348
5.05%, 03/15/42	1,700	1,426
Wynn Macau, Limited
5.50%, 10/01/27 (b) (g)	300	267
5.50%, 10/01/27 (e)	600	534
5.63%, 08/26/28 (b)	2,000	1,728
		40,891
Health Care 4.4%
AbbVie Inc.
4.40%, 11/06/42	2,581	2,307
Adventist Health System/West
2.95%, 03/01/29	1,000	869
Alcon Finance Corporation
2.60%, 05/27/30 (b)	700	598
Amgen Inc.
5.60%, 03/02/43	400	401
5.65%, 03/02/53	6,600	6,691
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	296
Bausch Health Companies Inc.
11.00%, 09/30/28 (b)	270	192
14.00%, 10/15/30 (b)	53	32
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,353
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,392
Bristol-Myers Squibb Company
4.55%, 02/20/48	78	73
Centene Corporation
2.45%, 07/15/28	1,100	943
3.00%, 10/15/30	1,200	1,003
2.50%, 03/01/31	300	239
CVS Health Corporation
5.25%, 01/30/31 (g)	2,600	2,590
7.51%, 01/10/32 (b)	40	42
4.70%, 01/10/36 (b)	693	640
2.70%, 08/21/40	300	209
5.88%, 06/01/53	900	925
Elevance Health, Inc.
4.10%, 03/01/28	600	576
4.75%, 02/15/33	3,700	3,602
HCA Inc.
5.25%, 06/15/26	300	297
3.63%, 03/15/32 (b)	1,300	1,129
5.50%, 06/01/33 (g)	1,800	1,797
5.50%, 06/15/47	900	850
Humana Inc.
5.88%, 03/01/33	1,070	1,111
3.95%, 08/15/49	400	320

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
5.50%, 03/15/53	630	627
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	533
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	2,600	2,637
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (b)	700	691
Royalty Pharma PLC
3.30%, 09/02/40	600	427
Stryker Corporation
2.90%, 06/15/50	300	208
Sutter Health
5.16%, 08/15/33	300	299
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	671
5.20%, 04/15/63	1,500	1,498
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	474
Zoetis Inc.
3.00%, 09/12/27	300	279
		39,821
Information Technology 4.3%
Apple Inc.
4.30%, 05/10/33 (g)	3,600	3,586
2.80%, 02/08/61	2,200	1,489
Broadcom Inc.
2.45%, 02/15/31 (b)	1,900	1,547
3.47%, 04/15/34 (b)	1,996	1,638
3.14%, 11/15/35 (b)	1,622	1,246
3.19%, 11/15/36 (b)	1,109	839
4.93%, 05/15/37 (b)	3,358	3,032
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,181
Flex Ltd.
4.88%, 05/12/30	400	385
Infor, Inc.
1.75%, 07/15/25 (b)	800	730
Intel Corporation
5.13%, 02/10/30	2,700	2,717
Lenovo Group Limited
3.42%, 11/02/30 (b)	2,000	1,679
Micron Technology, Inc.
4.19%, 02/15/27	300	287
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,258
NXP B.V.
2.70%, 05/01/25	1,300	1,232
3.40%, 05/01/30	2,400	2,126
Oracle Corporation
2.30%, 03/25/28	6,000	5,293
4.00%, 07/15/46	900	692
ServiceNow, Inc.
1.40%, 09/01/30	1,200	951
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	2,300	2,008
Trimble Inc.
6.10%, 03/15/33	200	203
VeriSign, Inc.
2.70%, 06/15/31	600	499
VMware, Inc.
3.90%, 08/21/27	1,800	1,708
4.70%, 05/15/30 (h)	3,100	2,964
		39,290
Communication Services 4.2%
Baidu, Inc.
4.88%, 11/14/28	1,100	1,076
Charter Communications Operating, LLC
3.75%, 02/15/28	300	275
2.80%, 04/01/31	200	161
3.50%, 03/01/42	3,600	2,398
5.38%, 05/01/47	400	329
5.75%, 04/01/48	300	256
4.80%, 03/01/50	2,000	1,508
5.25%, 04/01/53	500	404
3.85%, 04/01/61	200	122
Comcast Corporation
5.50%, 05/15/64	1,100	1,112
Cox Communications, Inc.
3.15%, 08/15/24 (b)	276	267
5.45%, 09/15/28 (b)	300	300
Diamond Sports Group, LLC
0.00%, 08/15/26 (b) (i) (j)	600	20
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,746
NBN Co Limited
2.63%, 05/05/31 (b)	800	671
Netflix, Inc.
3.88%, 11/15/29, EUR (e)	1,400	1,486
Oi S.A. - In Judicial Reorganization
14.00%, 06/30/24 (b)	37	36
0.00%, 07/27/25 (i) (j) (m)	400	26
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	639
Tencent Holdings Limited
3.98%, 04/11/29 (e)	900	837
3.98%, 04/11/29 (b)	3,400	3,160
2.39%, 06/03/30 (e)	900	749
Tencent Music Entertainment Group
2.00%, 09/03/30	500	394
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	111
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,610
1.50%, 02/15/26	2,800	2,532
2.88%, 02/15/31	650	551
3.30%, 02/15/51	3,500	2,467
5.75%, 01/15/54	2,100	2,161
Verizon Communications Inc.
5.85%, (SOFR + 0.79%), 03/20/26 (a)	9,600	9,615
Xiaomi Best Time International Limited
2.88%, 07/14/31 (b)	600	456
		38,475
Consumer Staples 2.3%
Ashtead Capital, Inc.
4.00%, 05/01/28 (b)	400	368
B.A.T. Capital Corporation
3.56%, 08/15/27	400	368
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,226
Bacardi Limited
4.45%, 05/15/25 (b)	2,100	2,045
2.75%, 07/15/26 (b)	300	276
Constellation Brands, Inc.
3.70%, 12/06/26	100	95
CSL Finance PLC
4.05%, 04/27/29 (b)	500	475
Diageo Capital PLC
2.00%, 04/29/30 (g)	1,800	1,518
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (f)	331	377
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,344
Imperial Brands Finance PLC
3.13%, 07/26/24 (b) (h)	500	484
3.50%, 07/26/26 (b) (h)	800	745
6.13%, 07/27/27 (b)	1,300	1,304
Kenvue Inc.
4.90%, 03/22/33 (b)	700	708
Kraft Heinz Foods Company
6.88%, 01/26/39	3,800	4,273
Massachusetts Institute of Technology
4.68%, 07/01/14	200	188
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,497
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (b)	950	777
		21,068

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Materials 0.2%
Glencore Funding LLC
5.40%, 05/08/28 (b)	600	595
Joint Stock Company Alrosa (Public Joint Stock Company)
0.00%, 04/09/24 (b) (e) (i) (j) (k)	900	—
Newcrest Finance Pty Limited
5.75%, 11/15/41 (b)	100	100
Phosagro Bond Funding Designated Activity Company
0.00%, 01/23/25 (b) (e) (i) (j)	600	501
Syngenta Finance N.V.
4.89%, 04/24/25 (b) (h)	200	195
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	600	195
Yara International ASA
3.80%, 06/06/26 (b)	300	281
		1,867
Total Corporate Bonds And Notes (cost $758,145)		658,875
GOVERNMENT AND AGENCY OBLIGATIONS 23.1%
U.S. Treasury Bond 10.8%
Treasury, United States Department of
1.88%, 02/15/41 (n)	32,900	23,894
2.25%, 05/15/41	42,212	32,503
3.38%, 08/15/42	34,700	31,485
1.38%, 08/15/50	8,445	4,906
2.38%, 05/15/51 (n)	7,923	5,889
2.25%, 02/15/52 (n)	7	5
		98,682
Mortgage-Backed Securities 5.6%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	476	443
4.50%, 09/01/48 - 04/01/49	330	322
3.00%, 05/01/52	504	444
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	195	177
4.50%, 08/01/48 - 01/01/49	215	210
4.00%, 03/01/49 - 05/01/50	1,784	1,689
TBA, 2.00%, 07/15/53 (o)	7,400	6,030
TBA, 3.50%, 07/15/53 - 08/15/53 (o)	19,440	17,725
TBA, 2.50%, 08/15/53 (o)	500	424
TBA, 4.00%, 08/15/53 (o)	8,200	7,700
TBA, 4.50%, 08/15/53 (o)	6,300	6,058
TBA, 5.00%, 09/15/53 (o)	5,000	4,902
Government National Mortgage Association
TBA, 2.00%, 08/15/53 (o)	1,500	1,261
TBA, 2.50%, 08/15/53 (o)	3,600	3,119
		50,504
U.S. Treasury Note 3.0%
Treasury, United States Department of
3.88%, 12/31/29	9,900	9,816
2.75%, 08/15/32	16,000	14,670
4.13%, 11/15/32 (o)	2,600	2,657
		27,143
Sovereign 2.3%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (e) (i) (j)	300	75
Canada Housing Trust No. 1
1.95%, 12/15/25, CAD	8,000	5,682
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	1,800	527
Commonwealth of Australia
1.00%, 11/21/31, AUD (e)	3,950	2,072
Government of Saudi Arabia
2.25%, 02/02/33 (b)	5,100	4,109
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 - 04/04/42 (e) (i) (j)	1,400	960
0.00%, 04/04/42 (b) (e) (i) (j)	200	129
Presidencia De La Nacion
1.00%, 07/09/29	30	10
0.50%, 07/09/30 (f)	103	34
1.50%, 07/09/35 (f)	188	56
3.50%, 07/09/41 (f)	1,100	352
Romania, Government of
2.13%, 03/07/28, EUR (b)	200	189
3.75%, 02/07/34, EUR (b)	800	703
South Africa, Parliament of
10.50%, 12/21/27, ZAR	112,000	6,180
		21,078
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
1.50%, 02/15/53 (p)	8,392	8,168
Municipal 0.5%
Florida Department of Management Services
1.71%, 07/01/27	3,300	2,921
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,200	1,204
		4,125
Treasury Inflation Indexed Securities 0.0%
Presidencia De La Nacion
0.00%, 10/18/23 - 11/23/23, ARS (q)	34,552	74
Total Government And Agency Obligations (cost $220,996)		209,774
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	55	51
Series 2015-A-1, 3.60%, 03/15/27	129	119
Series 2017-A-1, 3.55%, 01/15/30	1,308	1,122
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	884	850
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,792	1,096
Series 2005-2A1-27, REMIC, 5.33%, (12 Month Treasury Average + 1.35%), 08/25/35 (a)	58	45
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,457	1,069
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	914	841
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	513	289
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,210	1,965
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	552	490
Series 2015-AA-2, 3.60%, 09/22/27	668	619
Series 2016-AA-1, 3.58%, 01/15/28	207	191
Series 2016-AA-2, 3.20%, 06/15/28	1,324	1,189
Series 2017-AA-2, 3.35%, 10/15/29	1,969	1,753
Series 2017-A-2, 3.60%, 10/15/29	438	368
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	167	145
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 4.68%, (12 Month Treasury Average + 0.94%), 10/25/46 (a) (f)	328	245
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.41%, (3 Month USD LIBOR + 1.14%), 07/22/32 (a)	1,000	987
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.16%, (3 Month USD LIBOR + 0.90%), 07/18/29 (a)	988	981
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 6.24%, (1 Month USD LIBOR + 1.08%), 11/17/38 (a) (f)	1,050	1,019
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.61%, 11/20/36 (a)	1,741	1,426
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 6.21%, (3 Month USD LIBOR + 0.95%), 04/15/31 (a)	1,100	1,088

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 4.14%, 04/25/35 (a)	324	283
Bear Stearns Arm Trust 2005-6
Series 2005-2A2-3, REMIC, 4.83%, 06/25/35 (a)	268	237
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.60%, 07/25/36 (a)	596	503
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.61%, (1 Month USD LIBOR + 0.46%), 11/25/36 (a) (f)	1,000	920
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 6.34%, (3 Month USD LIBOR + 1.08%), 07/15/32 (a)	800	791
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	311	284
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	242	238
Series 2021-A-1, 2.90%, 03/15/35	1,432	1,189
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.31%, (1 Month USD LIBOR + 1.15%), 08/19/38 (a) (f)	700	678
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.27%, (3 Month USD LIBOR + 0.95%), 08/14/30 (a)	1,092	1,083
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.25%, (3 Month USD LIBOR + 1.00%), 04/21/31 (a)	1,300	1,282
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.51%, (3 Month USD LIBOR + 1.26%), 04/22/30 (a) (b)	1,941	1,916
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (a) (f)	581	184
Centex LLC
Series 2004-MV1-D, REMIC, 6.08%, (1 Month USD LIBOR + 0.93%), 09/25/34 (a) (f)	20	19
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	559	290
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.57%, (1 Month USD LIBOR + 0.42%), 11/25/34 (a)	459	408
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.28%, (3 Month USD LIBOR + 1.03%), 04/22/30 (a)	1,025	1,018
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	92
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 6.16%, (3 Month USD LIBOR + 1.07%), 06/15/34 (a)	674	609
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 5.29%, (1 Month USD LIBOR + 0.14%), 07/25/35 (a) (f)	56	48
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.89%, (1 Month USD LIBOR + 0.74%), 06/25/37 (a) (f)	555	526
CWABS, Inc.
Series 2004-M1-4, REMIC, 5.87%, (1 Month USD LIBOR + 0.72%), 07/25/34 (a) (f)	15	15
Series 2004-M1-5, REMIC, 6.01%, (1 Month USD LIBOR + 0.85%), 08/25/34 (a) (f)	4	4
Series 2005-1A-AB4, REMIC, 5.63%, (1 Month USD LIBOR + 0.48%), 03/25/36 (a) (f)	19	17
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 6.22%, (1 Month USD LIBOR + 1.03%), 12/19/25 (a)	1,900	1,873
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,797
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	821	725
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 07/17/23 (a)	4,240	4,156
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.58%, (1 Month USD LIBOR + 1.43%), 10/25/34 (a) (f)	569	554
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.66%, (1 Month USD LIBOR + 0.51%), 01/25/36 (a) (f)	350	270
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 5.43%, (1 Month USD LIBOR + 0.28%), 09/25/36 (a) (f)	2,679	976
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	286
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 5.56%, (1 Month USD LIBOR + 0.41%), 12/19/36 (a) (f)	395	340
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.69%, (1 Month USD LIBOR + 0.54%), 12/25/35 (a) (f)	16	15
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.63%, (1 Month USD LIBOR + 0.48%), 07/25/35 (a) (f)	268	242
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (f)	1,042	720
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 5.56%, (1 Month USD LIBOR + 0.41%), 07/25/36 (a) (f)	224	213
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	252	212
Series 2020-1A-1, 4.00%, 11/15/32	2,426	2,210
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 6.39%, (1 Month USD LIBOR + 1.20%), 12/15/38 (a) (f)	1,000	952
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 09/25/36 (a) (f)	937	251
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 5.87%, (1 Month USD LIBOR + 0.72%), 12/25/34 (a) (f)	702	633
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 5.90%, (1 Month USD LIBOR + 0.75%), 09/25/35 (a) (f)	605	571
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.42%, (SOFR 30-Day Average + 1.35%), 02/20/37 (a)	1,000	974
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 5.25%, (1 Month USD LIBOR + 0.10%), 04/25/37 (a) (f)	9	5
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.55%, (1 Month USD LIBOR + 0.40%), 04/25/36 (a) (f)	317	239
New Century Home Equity Loan T
Series 2005-M2-D, REMIC, 5.86%, (1 Month USD LIBOR + 0.70%), 02/25/36 (a) (f)	300	232
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.31%, (1 Month USD LIBOR + 0.16%), 08/25/36 (a) (f)	236	228
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (a)	428	403
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	35	27
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (a) (f)	142	56
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	30	25
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.61%, (1 Month USD LIBOR + 0.46%), 12/25/35 (a) (f)	143	108
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	587	526
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (a)	2	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (e)	570	660
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	58	54
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	355	302
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,951	3,335
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	855	835
Series 2014-A-1, 4.00%, 04/11/26	506	477
Total Non-U.S. Government Agency Asset-Backed Securities (cost $60,899)		56,073
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Utilities 0.6%
Avolon TLB Borrower 1 (US) LLC
Term Loan, 7.40%, (3 Month USD LIBOR + 2.25%), 12/01/27 (a)	974	972
Delos Finance Sarl
2018 Term Loan B, 6.91%, (3 Month USD LIBOR + 1.75%), 10/06/23 (a)	210	210
Diamond Sports Group, LLC
2022 First Priority Term Loan, 13.06%, (SOFR + 8.15%), 05/19/26 (a)	124	95
Qatar National Bank (Q.P.S.C.)
Term Loan, 5.97%, (3 Month USD LIBOR + 0.80%), 10/09/23 (a)	1,300	1,297
Setanta Aircraft Leasing Designated Activity Co.
Term Loan B, 7.16%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	2,000	1,998
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.80%, (3 Month USD LIBOR + 3.75%), 09/16/27 (a)	540	560
		5,132
Communication Services 0.1%
Charter Communications Operating, LLC
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	1,034	1,028
2019 Term Loan B2, 6.90%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	3	3
		1,031
Total Senior Floating Rate Instruments (cost $6,190)		6,163
PREFERRED STOCKS 0.2%
Financials 0.2%
CoBank, ACB, 6.20%, (100, 01/01/25) (d)	3	284
Morgan Stanley, 6.50%, (25, 10/15/27) (d) (g)	35	898
Wells Fargo & Company, 4.25%, (25, 09/15/26) (d) (g)	65	1,111
Total Preferred Stocks (cost $2,793)		2,293
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	2
DrillCo Holding Lux S.A. (i) (k)	1	22
DrillCo Holding Lux S.A. (i) (k)	—	7
DrillCo Holding Lux S.A. (i) (k)	3	66
Stearns Holdings, LLC (i) (k)	35	—
Total Common Stocks (cost $242)		97
SHORT TERM INVESTMENTS 1.6%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.95% (r) (s)	5,293	5,293
U.S. Treasury Bill 0.5%
Treasury, United States Department of
5.19%, 08/08/23 (n)	93	93
5.18%, 08/17/23 (n)	52	52
5.23%, 08/24/23 (n)	4,600	4,565
		4,710
Commercial Paper 0.4%
Electricite de France
5.59%, 08/03/23	2,100	2,089
Enbridge (U.S.) Inc.
5.53%, 07/03/23 - 07/05/23	1,800	1,799
5.56%, 07/17/23	250	249
		4,137
Investment Companies 0.1%
J.P. Morgan U.S. Government Money Market Fund, 4.89% (s)	717	717
Total Short Term Investments (cost $14,855)		14,857
Total Investments 104.2% (cost $1,064,120)		948,132
Other Derivative Instruments 0.0%		172
Other Assets and Liabilities, Net (4.2)%		(38,445)
Total Net Assets 100.0%		909,859

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $164,256 and 18.1% of the Fund.

(c) Convertible security.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) All or a portion of the security was on loan as of June 30, 2023.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(i) Non-income producing security.

(j) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $48,503.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
United States of America	78.3%
United Kingdom	3.8
Japan	3.2
Canada	1.6
Netherlands	1.4
Switzerland	1.3
Ireland	1.1
France	0.9
Spain	0.8
Germany	0.8
Hong Kong	0.8
Australia	0.7
South Africa	0.7
Bermuda	0.5
China	0.5
Saudi Arabia	0.4
Singapore	0.4
Norway	0.4
Denmark	0.4
Russian Federation	0.3
Italy	0.3
Cayman Islands	0.2
Virgin Islands (British)	0.2
Macau	0.2
India	0.2
Austria	0.2
Mexico	0.1
Romania	0.1
Luxembourg	0.1
Colombia	0.1
Peru	—
Argentina	—
Brazil	—
Qatar	—
Ukraine	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bank of Ireland Group Public Limited Company, 6.00% (callable at 100, 09/01/25)	12/08/20	884	718	0.1
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	75	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,869	2,072	0.2
Credit Suisse Group AG, 6.50%, 08/08/23	03/19/15	301	299	—
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	12	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,485	1,653	0.2
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,170	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	305	294	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	482	377	—
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/24	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/23	02/25/21	2,047	136	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	182	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	56	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	56	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	21	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	56	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	186	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/23/22	393	774	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	58	129	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,864	1,486	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	10	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	420	288	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	2,014	1,443	0.2
Phosagro Bond Funding Designated Activity Company, 0.00%, 01/23/25	01/15/20	600	501	0.1
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	109	112	—
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	764	638	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Sunac China Holdings Limited, 0.00%, 07/09/23	10/19/20	1,399	196	—
Sunac China Holdings Limited, 0.00%, 08/03/24	12/03/20	407	56	—
Tencent Holdings Limited, 3.98%, 04/11/29	10/14/20	990	837	0.1
Tencent Holdings Limited, 2.39%, 06/03/30	09/29/20	914	749	0.1
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	701	660	0.1
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	611	534	0.1
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	2	—
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	7	—
		35,161	15,785	1.7

JNL/PIMCO Investment Grade Credit Bond Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Oi S.A. - In Judicial Reorganization	13	-

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SOFR Index	96	March 2024	22,868	8	(154)
United States 10 Year Ultra Bond	209	September 2023	25,026	62	(272)
				70	(426)
Short Contracts
United States 10 Year Note	(96)	September 2023	(10,968)	(13)	190
United States 2 Year Note	(39)	October 2023	(8,047)	1	116
				(12)	306

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M BUBOR (S)	Paying	1.00	(A)	09/19/23	HUF	297,000	—	(35)
6M BUBOR (S)	Paying	1.25	(A)	09/19/23	HUF	906,900	1	(125)
6M EURIBOR (S)	Receiving	3.00	(A)	09/20/33	EUR	8,900	65	(63)
6M EURIBOR (S)	Receiving	2.50	(A)	09/20/53	EUR	400	4	(9)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	(2)	26
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	(2)	34
Sterling Overnight Index Average Rate (A)	Receiving	3.50	(A)	09/20/33	GBP	1,000	8	81
							74	(90)

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.82	1.00	12/20/26	(1,000)	12	1	(9)
AT&T Inc. (Q)	0.61	1.00	06/20/24	(4,000)	17	1	16
AT&T Inc. (Q)	0.67	1.00	12/20/24	(5,500)	30	1	(39)
AT&T Inc. (Q)	0.76	1.00	12/20/25	(2,600)	18	2	(15)
AT&T Inc. (Q)	0.80	1.00	06/20/26	(2,100)	15	2	(17)
AT&T Inc. (Q)	0.87	1.00	12/20/26	(800)	5	1	(4)
AT&T Inc. (Q)	0.00	1.00	06/20/28	(500)	1	1	4
Barclays Bank PLC (Q)	0.95	1.00	12/20/23	(4,100)	3	1	(2)
British Telecommunications Public Limited Company (Q)	0.40	1.00	12/20/24	(700)	7	—	2
British Telecommunications Public Limited Company (Q)	0.54	1.00	12/20/25	(500)	6	—	2
British Telecommunications Public Limited Company (Q)	0.97	1.00	12/20/27	(300)	—	—	3
CDX.NA.IG.40 (Q)	0.76	1.00	06/20/28	(45,800)	685	58	358
EADS Finance (Q)	0.51	1.00	12/20/25	(300)	5	—	—
Ford Motor Company (Q)	1.64	5.00	12/20/24	(1,500)	80	(2)	(93)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
General Electric Company (Q)	0.36	1.00	06/20/24	(300)	2	—	6
General Electric Company (Q)	0.60	1.00	06/20/26	(1,000)	12	—	3
General Motors Company (Q)	1.62	5.00	12/20/26	(320)	37	—	(16)
General Motors Company (Q)	2.13	5.00	06/20/28	(435)	61	1	9
Hess Corporation (Q)	0.95	1.00	12/20/26	(1,800)	6	—	30
MetLife, Inc. (Q)	0.72	1.00	12/20/24	(500)	3	—	(10)
MetLife, Inc. (Q)	1.20	1.00	06/20/28	(800)	(3)	1	13
Mundys S.P.A (Q)	1.37	1.00	12/20/25	(1,400)	(6)	1	56
Prudential Financial, Inc. (Q)	0.67	1.00	12/20/24	(800)	5	—	(15)
Rolls-Royce Group PLC (Q)	1.49	1.00	12/20/24	(2,500)	(7)	(1)	395
Rolls-Royce Group PLC (Q)	1.49	1.00	12/20/24	(800)	(2)	—	127
Tesco PLC (Q)	0.35	1.00	12/20/24	(800)	8	—	(8)
Tesco PLC (Q)	0.84	1.00	12/20/27	(4,600)	43	10	43
The Boeing Company (Q)	0.46	1.00	12/20/23	(2,000)	6	—	18
The Boeing Company (Q)	0.68	1.00	06/20/25	(500)	4	—	11
The Boeing Company (Q)	0.92	1.00	06/20/27	(3,000)	23	2	128
Verizon Communications Inc. (Q)	0.87	1.00	12/20/26	(1,400)	9	2	(24)
Vodafone Group Public Limited Company (Q)	0.26	1.00	06/20/24	(800)	6	—	(10)
					1,091	82	962

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
U.S. SOFR, 07/28/33	BCL	Call	3.26	07/26/23	400,000	(1)
U.S. SOFR, 07/31/30	BCL	Call	3.35	07/27/23	500,000	(1)
U.S. SOFR, 07/18/53	BOA	Call	3.06	07/14/23	400,000	(1)
U.S. SOFR, 07/10/33	BPC	Call	3.20	07/06/23	400,000	—
U.S. SOFR, 07/28/33	GSC	Call	3.26	07/26/23	400,000	(1)
U.S. SOFR, 07/31/30	GSC	Call	3.35	07/27/23	500,000	(1)
U.S. SOFR, 07/10/33	MSC	Call	3.20	07/06/23	400,000	—
U.S. SOFR, 07/28/33	BCL	Put	3.66	07/26/23	400,000	(2)
U.S. SOFR, 07/31/30	BCL	Put	3.85	07/27/23	500,000	(1)
U.S. SOFR, 07/18/53	BOA	Put	3.36	07/14/23	400,000	(1)
U.S. SOFR, 07/10/33	BPC	Put	3.65	07/06/23	400,000	—
U.S. SOFR, 07/28/33	GSC	Put	3.66	07/26/23	400,000	(2)
U.S. SOFR, 07/31/30	GSC	Put	3.85	07/27/23	500,000	(2)
U.S. SOFR, 07/10/33	MSC	Put	3.65	07/06/23	400,000	—
						(13)

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	07/05/23	AUD	3,546	2,362	48
BRL/USD	GSC	09/05/23	BRL	4,690	968	42
CLP/USD	CIT	08/01/23	CLP	2,123,702	2,638	75
COP/USD	BCL	08/16/23	COP	6,648,162	1,572	12
IDR/USD	MSC	07/03/23	IDR	1,852,489	124	—
IDR/USD	BCL	09/20/23	IDR	5,352,779	357	(3)
IDR/USD	MSC	09/20/23	IDR	5,827,293	388	(2)
IDR/USD	BNP	09/22/23	IDR	5,417,486	361	1
IDR/USD	JPM	09/22/23	IDR	2,939,597	196	1
IDR/USD	SCB	09/22/23	IDR	5,574,329	372	(1)
IDR/USD	SCB	09/22/23	IDR	7,095,329	473	—
IDR/USD	BOA	09/26/23	IDR	7,027,352	468	(1)
IDR/USD	MSC	09/26/23	IDR	1,854,099	124	—
INR/USD	JPM	09/20/23	INR	124,331	1,511	3
INR/USD	MSC	09/20/23	INR	26,855	327	1
INR/USD	SCB	09/20/23	INR	77,759	945	1
JPY/USD	JPM	07/05/23	JPY	1,253,400	8,686	(326)
JPY/USD	JPM	08/02/23	JPY	726,400	5,058	17
MXN/USD	BOA	07/14/23	MXN	2,287	133	3
MXN/USD	CIT	07/18/23	MXN	4,381	255	12
MXN/USD	BNP	08/16/23	MXN	38,916	2,254	19
MXN/USD	JPM	10/16/23	MXN	31,582	1,809	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	BNP	12/14/23	MXN	2,957	168	2
NOK/USD	BOA	08/16/23	NOK	23,430	2,186	(22)
PEN/USD	CIT	07/10/23	PEN	2,331	642	8
PEN/USD	BOA	07/12/23	PEN	909	250	2
PEN/USD	CIT	07/12/23	PEN	1,409	388	3
PEN/USD	CIT	07/14/23	PEN	2,713	747	6
PEN/USD	GSC	08/14/23	PEN	2,326	639	1
PEN/USD	SCB	09/11/23	PEN	1,797	493	7
PEN/USD	BCL	09/13/23	PEN	325	89	—
PEN/USD	DUB	09/13/23	PEN	1,475	404	2
PEN/USD	GSC	09/20/23	PEN	2,344	642	5
USD/CAD	BOA	08/16/23	CAD	(7,347)	(5,550)	(100)
USD/CLP	GSC	08/01/23	CLP	(2,109,123)	(2,620)	(42)
USD/CLP	MSC	08/01/23	CLP	(14,579)	(18)	—
USD/DKK	BNP	07/05/23	DKK	(11,675)	(1,711)	(30)
USD/EUR	GSC	07/05/23	EUR	(6,405)	(6,989)	(115)
USD/GBP	BNP	07/05/23	GBP	(863)	(1,096)	(20)
USD/IDR	MSC	07/03/23	IDR	(1,852,489)	(123)	—
USD/IDR	BCL	09/22/23	IDR	(18,941)	(1)	—
USD/PEN	GSC	07/10/23	PEN	(2,333)	(643)	(5)
USD/PEN	GSC	07/12/23	PEN	(2,321)	(639)	(2)
USD/PEN	JPM	09/20/23	PEN	(14,855)	(4,070)	(35)
USD/ZAR	BNP	08/14/23	ZAR	(43,793)	(2,317)	69
USD/ZAR	BCL	08/15/23	ZAR	(146)	(8)	—
USD/ZAR	UBS	09/12/23	ZAR	(33,011)	(1,741)	141
USD/ZAR	DUB	10/17/23	ZAR	(18,269)	(960)	43
USD/ZAR	GSC	10/17/23	ZAR	(5,866)	(308)	6
USD/ZAR	BNP	10/18/23	ZAR	(8,162)	(429)	10
ZAR/USD	JPM	08/14/23	ZAR	5,925	314	(10)
					9,120	(164)

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.66	1.00	12/20/24	(300)	2	4	(2)
Alibaba Group Holding Limited (Q)	BCL	0.66	1.00	12/20/24	(200)	1	3	(2)
Banco do Brasil S.A (Q)	JPM	1.79	1.00	12/20/24	(1,000)	(11)	(22)	11
Presidencia Da Republica Federativa Do Brasil (Q)	CIT	0.71	1.00	12/20/24	(600)	6	(10)	16
Presidencia Da Republica Federativa Do Brasil (Q)	GSC	0.71	1.00	12/20/24	(500)	4	(8)	12
CDX.NA.HY.31.V15 (Q)	BNP	0.16	5.00	12/20/23	(100)	3	12	(9)
CDX.NA.HY.31.V15 (Q)	CIT	0.16	5.00	12/20/23	(200)	5	21	(16)
CDX.NA.HY.31.V15 (Q)	GSC	0.16	5.00	12/20/23	(500)	12	59	(47)
CDX.NA.HY.31.V15 (Q)	JPM	0.16	5.00	12/20/23	(400)	10	45	(35)
CDX.NA.HY.31.V15 (Q)	MSC	0.16	5.00	12/20/23	(100)	3	12	(9)
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	2	(5)	7
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.38	1.00	06/20/24	(400)	4	(8)	12
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.38	1.00	06/20/24	(400)	3	(9)	12
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.50	1.00	12/20/24	(800)	8	2	6
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.27	1.00	06/20/25	(6,000)	73	(96)	169
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.18	1.00	12/20/23	(300)	1	(6)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.27	1.00	06/20/24	(200)	2	(3)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.27	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.36	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.27	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.36	1.00	12/20/24	(500)	5	(3)	8
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	4	(4)	8
PT Pertamina (Persero) (Q)	BCL	0.47	1.00	12/20/24	(400)	4	(4)	8
South Africa, Parliament of (Q)	BCL	1.37	1.00	12/20/24	(800)	(3)	(30)	27
South Africa, Parliament of (Q)	GSC	1.37	1.00	12/20/24	(1,000)	(4)	(40)	36
					(15,450)	135	(95)	230

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	658,875	—	658,875
Government And Agency Obligations	—	209,774	—	209,774
Non-U.S. Government Agency Asset-Backed Securities	—	56,073	—	56,073
Senior Floating Rate Instruments	—	6,163	—	6,163
Preferred Stocks	2,293	—	—	2,293
Common Stocks	—	—	97	97
Short Term Investments	6,010	8,847	—	14,857
	8,303	939,732	97	948,132
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	306	—	—	306
Centrally Cleared Interest Rate Swap Agreements	—	142	—	142
Centrally Cleared Credit Default Swap Agreements	—	1,224	—	1,224
Open Forward Foreign Currency Contracts	—	550	—	550
OTC Credit Default Swap Agreements	—	350	—	350
	306	2,266	—	2,572
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(426)	—	—	(426)
Centrally Cleared Interest Rate Swap Agreements	—	(232)	—	(232)
Centrally Cleared Credit Default Swap Agreements	—	(262)	—	(262)
OTC Written Options	—	(13)	—	(13)
Open Forward Foreign Currency Contracts	—	(714)	—	(714)
OTC Credit Default Swap Agreements	—	(120)	—	(120)
	(426)	(1,341)	—	(1,767)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 95.9%
U.S. Treasury Inflation Indexed Securities 80.5%
Treasury, United States Department of
0.13%, 07/15/24 - 02/15/52 (a)	196,900	171,578
0.25%, 01/15/25 - 07/15/29 (a) (b)	80,070	74,539
2.38%, 01/15/25 (a) (b)	38,384	37,976
0.38%, 07/15/25 (a) (c)	8,946	8,559
0.63%, 01/15/26 (a)	27,909	26,605
2.00%, 01/15/26 (a)	23,184	22,861
0.13%, 07/15/26 - 01/15/32 (a) (b)	235,338	212,603
0.38%, 01/15/27 - 07/15/27 (a)	82,137	76,998
2.38%, 01/15/27 (a) (c)	391	393
1.63%, 10/15/27 (a)	20,994	20,682
0.50%, 01/15/28 (a) (b)	69,120	64,638
1.75%, 01/15/28 (a)	14,024	13,860
3.63%, 04/15/28 (a) (b)	38,662	41,465
0.75%, 07/15/28 - 02/15/45 (a)	133,964	119,494
0.88%, 01/15/29 (a) (b)	37,130	35,146
2.50%, 01/15/29 (a)	23,310	24,005
3.88%, 04/15/29 (a)	13,569	14,989
0.63%, 07/15/32 (a) (b)	91,673	84,282
2.13%, 02/15/40 - 02/15/41 (a)	31,516	33,782
0.63%, 02/15/43 (a) (c)	8,366	6,853
1.38%, 02/15/44 (a) (b)	43,150	40,581
1.00%, 02/15/46 - 02/15/48 (a)	40,289	34,860
0.88%, 02/15/47 (a)	20,286	17,005
1.00%, 02/15/49 (a) (c)	3,183	2,734
0.25%, 02/15/50 (a)	14,985	10,462
		1,196,950
Treasury Inflation Indexed Securities 7.5%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,443,691	25,212
0.01%, 03/10/31, JPY (a)	253,774	1,886
Gouvernement De France
0.25%, 07/25/24, EUR (a) (d)	4,482	4,840
0.10%, 03/01/26, EUR (a) (d)	12,264	13,107
0.10%, 07/25/31 - 07/25/38, EUR (a)	8,083	8,317
Government of Canada
4.25%, 12/01/26, CAD (a)	6,770	5,507
New Zealand Parliament
2.00%, 09/20/25, NZD (e)	10,600	8,307
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (e)	38,300	41,467
0.40%, 05/15/30, EUR (a) (d)	3,440	3,428
		112,071
Mortgage-Backed Securities 7.4%
Federal Home Loan Mortgage Corporation
6.05%, (6 Month USD LIBOR + 1.79%), 07/01/36 (f)	62	63
3.76%, (1 Year USD LIBOR + 1.51%), 09/01/36 (f)	23	23
3.93%, (1 Year USD LIBOR + 1.69%), 10/01/36 (f)	30	30
Federal National Mortgage Association, Inc.
3.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (f)	12	12
4.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (f)	26	26
5.00%, 06/01/53	398	390
TBA, 6.50%, 07/15/53 (b)	20,100	20,522
TBA, 4.00%, 08/15/53 (b)	1,100	1,033
TBA, 4.50%, 08/15/53 (b)	57,500	55,290
TBA, 5.00%, 08/15/53 (b)	16,000	15,681
TBA, 5.50%, 09/15/53 (b)	17,100	17,019
		110,089
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.64%, (1 Month USD LIBOR + 0.45%), 09/15/42 (f)	1,125	1,103
Series WF-4779, REMIC, 5.52%, (1 Month USD LIBOR + 0.35%), 07/15/44 (f)	817	806
Series T-1A1-62, REMIC, 5.18%, (12 Month Treasury Average + 1.20%), 10/25/44 (f)	103	95
Series T-1A1-63, REMIC, 5.18%, (12 Month Treasury Average + 1.20%), 02/25/45 (f)	78	77
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 5.21%, (1 Month USD LIBOR + 0.06%), 07/25/37 (f)	27	26
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.38%, (1 Year USD LIBOR + 0.75%), 04/20/67 (f)	1,342	1,328
Series 2018-FG-H15, REMIC, 3.86%, (1 Year USD LIBOR + 0.15%), 08/20/68 (f)	1,651	1,590
Series 2022-F-H22, REMIC, 5.97%, (SOFR 30-Day Average + 0.90%), 10/20/72 (f)	2,317	2,292
		7,317
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	77	76
Total Government And Agency Obligations (cost $1,521,053)		1,426,503
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.3%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 6.29%, (3 Month USD LIBOR + 1.04%), 10/20/31 (f)	700	689
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.55%, (1 Month USD LIBOR + 0.40%), 03/25/37 (f) (g)	341	144
Adagio V CLO Designated Activity Company
Series V-ARR-A, 3.90%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (f) (h)	1,000	1,068
AerCap Ireland Capital Designated Activity Company
Series ARRE-3A, 3.93%, (3 Month EURIBOR + 0.75%), 04/15/32, EUR (f) (h)	524	561
Allegro CLO IX Ltd
Series 2018-A-3A, 6.43%, (3 Month USD LIBOR + 1.17%), 10/16/31 (f)	600	593
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	73	42
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.39%, (1 Month USD LIBOR + 0.24%), 06/25/36 (f) (g)	289	266
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,186	829
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	234	198
AMMC CLO XII, Limited
Series 2013-AR2-12A, 6.27%, (3 Month USD LIBOR + 0.95%), 11/11/30 (f)	735	728
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.41%, (3 Month USD LIBOR + 1.14%), 07/22/32 (f)	1,200	1,184
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.16%, (3 Month USD LIBOR + 0.90%), 07/18/29 (f)	1,383	1,373
Series 2017-A1R-27A, 6.19%, (3 Month USD LIBOR + 0.93%), 07/17/30 (f)	1,385	1,374
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.52%, (SOFR 30-Day Average + 1.45%), 01/15/37 (f)	1,300	1,276
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 3.79%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (f) (h)	590	631
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.13%, (3 Month USD LIBOR + 0.87%), 01/16/29 (f)	2,895	2,881
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 3.90%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (f) (h)	2,499	2,671
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.41%, (3 Month USD LIBOR + 1.15%), 01/16/30 (f)	975	968

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.60%, 06/25/35 (f)	14	12
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 6.32%, (3 Month USD LIBOR + 1.07%), 01/20/32 (f)	800	790
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 4.33%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (f) (h)	500	530
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.59%, 03/26/37 (f)	204	191
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 6.88%, (1 Month Term SOFR + 1.80%), 03/21/39 (f)	1,600	1,575
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 4.36%, 01/25/36 (f)	82	73
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.16%, 08/25/36 (f)	91	57
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 4.71%, 05/25/33 (f)	8	7
Series 2003-2A1-9, REMIC, 4.44%, 02/25/34 (f)	39	35
Series 2004-22A1-9, REMIC, 4.03%, 11/25/34 (f)	30	27
Series 2004-22A1-10, REMIC, 4.96%, 01/25/35 (f)	24	20
Bear Stearns Arm Trust 2005-6
Series 2005-2A1-1, REMIC, 4.04%, 03/25/35 (f)	69	62
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 3.48%, 12/26/46 (f)	203	151
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 6.21%, (3 Month USD LIBOR + 0.95%), 10/15/30 (f)	755	746
Birch Grove CLO Ltd
Series AR-19A, 6.68%, (3 Month USD LIBOR + 1.13%), 06/16/31 (f)	700	691
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.33%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (f) (h)	400	429
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.03%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (f) (h)	960	1,029
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.34%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,100	1,085
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 4.05%, (3 Month EURIBOR + 0.79%), 04/28/32, EUR (f) (h)	859	919
Capital Four US CLO II Ltd
Series 2022-A1-1A, 7.19%, (3 Month Term SOFR + 2.14%), 10/21/30 (f)	477	478
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 3.95%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (f) (h)	2,065	2,213
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 6.35%, (3 Month USD LIBOR + 1.08%), 04/22/32 (f)	400	394
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.27%, (3 Month USD LIBOR + 0.95%), 08/14/30 (f)	1,365	1,354
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 4.13%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (f) (h)	700	746
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.25%, (3 Month USD LIBOR + 1.00%), 04/21/31 (f)	1,400	1,380
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.28%, (3 Month USD LIBOR + 1.02%), 04/17/31 (f)	700	692
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.37%, (3 Month USD LIBOR + 1.12%), 04/20/32 (f)	800	787
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 6.20%, (1 Month USD LIBOR + 1.05%), 08/25/34 (f) (g)	205	187
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.36%, (3 Month USD LIBOR + 1.10%), 07/17/31 (f)	700	694
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 4.72%, 02/25/37 (f)	8	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	721	364
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.23%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (f) (h)	1,000	1,065
CIFC Funding 2017-I, Ltd.
Series 2017-AR-1A, 6.27%, (3 Month USD LIBOR + 1.01%), 04/23/29 (f)	480	477
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 6.36%, (3 Month USD LIBOR + 1.10%), 07/18/31 (f)	700	693
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 6.26%, (3 Month USD LIBOR + 1.00%), 04/18/31 (f)	1,800	1,782
CIT Mortgage Loan Trust 2007-1
Series 2007-1A-1, REMIC, 6.50%, (1 Month USD LIBOR + 1.35%), 08/25/24 (f)	251	249
Series 2007-1M1-1, REMIC, 6.65%, (1 Month USD LIBOR + 1.50%), 10/26/37 (f)	1,900	1,804
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.44%, (1 Month USD LIBOR + 0.29%), 09/25/36 (f) (g)	1,764	1,676
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 3.97%, 09/25/37 (f)	263	232
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 5.23%, (1 Month USD LIBOR + 0.08%), 01/25/37 (f) (g)	45	31
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 5.33%, (1 Month USD LIBOR + 0.18%), 03/25/37 (f) (g)	1,046	874
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.42%, (1 Month USD LIBOR + 0.27%), 05/25/37 (f) (g)	1,200	1,027
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.00%, 03/25/37 (f)	884	747
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	5	5
Series 2005-2A2B-3, REMIC, 4.42%, 08/25/35 (f)	29	27
Series 2005-A1-6, REMIC, 5.83%, (1 Year Treasury + 2.10%), 09/25/35 (f)	5	5
Series 2005-A2-6, REMIC, 6.78%, (1 Year Treasury + 2.15%), 09/25/35 (f)	4	4
Series 2005-M3-HE4, REMIC, 5.84%, (1 Month USD LIBOR + 0.69%), 10/25/35 (f) (g)	3,422	2,901
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.21%, (1 Month USD LIBOR + 0.06%), 07/25/45 (f) (g)	95	68
Contego CLO IV Designated Activity Company
Series AR-4A, 3.85%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (f) (h)	499	534
CQS US CLO 2022-2 Ltd
Series 2022-A1-2A, 7.70%, (3 Month Term SOFR + 2.65%), 07/21/31 (f)	2,131	2,127
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 5.27%, (1 Month USD LIBOR + 0.12%), 07/25/37 (f) (g)	74	47

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series 2007-A3-CB6, REMIC, 5.37%, (1 Month USD LIBOR + 0.22%), 07/25/37 (f) (g)	2,157	1,366
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.41%, (3 Month USD LIBOR + 1.14%), 10/23/31 (f)	797	785
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.28%, (3 Month USD LIBOR + 1.03%), 04/22/30 (f)	2,343	2,326
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f) (g)	589	150
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.52%, 12/03/37 (f)	2,247	1,991
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.17%, 09/29/36 (f)	655	620
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 4.10%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (f) (h)	696	744
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 5.89%, (1 Month USD LIBOR + 0.74%), 06/25/37 (f) (g)	76	72
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.34%, (1 Month USD LIBOR + 0.19%), 02/25/36 (f) (g)	3,774	3,363
Dryden 44 Euro CLO 2015 BV
Series 2015-A1RR-44A, 3.17%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (f) (h)	500	528
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 4.18%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (f) (h)	400	427
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 6.23%, (3 Month USD LIBOR + 0.97%), 04/18/31 (f)	600	593
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 5.66%, (SONIA + 1.07%), 06/13/45, GBP (d) (f)	480	601
Series 2007-A3C-3A, 5.66%, (SONIA + 1.07%), 06/13/45, GBP (f) (h)	165	207
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 4.73%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (f) (h)	700	749
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 5.46%, (1 Month USD LIBOR + 0.31%), 07/25/36 (f) (g)	1,461	1,368
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 5.27%, (1 Month USD LIBOR + 0.12%), 12/25/36 (f) (g)	5,307	4,440
First NLC Trust
Series 2007-A1-1, REMIC, 5.22%, (1 Month USD LIBOR + 0.07%), 08/25/37 (f)	201	98
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.35%, (3 Month USD LIBOR + 1.09%), 07/15/31 (f)	900	889
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 4.91%, (SONIA + 0.27%), 06/18/38, GBP (d) (f)	14	18
Series 2007-A2A-1, 4.89%, (SONIA + 0.25%), 03/18/39, GBP (d) (f)	24	31
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.51%, (1 Month USD LIBOR + 0.36%), 09/25/46 (f) (g)	241	208
Grifonas Finance No.1 PLC
Series A-1, 3.51%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (f) (g)	412	427
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (g)	240	134
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 4.37%, 01/25/35 (f)	22	20
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 7.11%, (3 Month USD LIBOR + 1.86%), 07/21/31 (f)	682	678
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.55%, 04/19/34 (f)	67	62
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 5.34%, (1 Month USD LIBOR + 0.19%), 09/19/37 (f) (g)	17	14
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 3.94%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (f) (h)	600	639
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.83%, (1 Month USD LIBOR + 0.68%), 02/25/36 (f) (g)	1,152	1,078
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	8	8
Series 2005-4A1-AR1, REMIC, 3.63%, 03/25/35 (f)	10	10
Series 2005-2A1-AR1, REMIC, 4.26%, 11/25/35 (f)	17	17
Series 2005-A1-16IP, REMIC, 5.79%, (1 Month USD LIBOR + 0.64%), 07/25/45 (f) (g)	74	58
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.36%, (1 Month USD LIBOR + 0.21%), 10/25/36 (f) (g)	24	23
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 4.08%, 08/25/35 (f)	43	38
Series 2005-2A1-A6, REMIC, 4.36%, 08/25/35 (f)	35	33
Series 2005-4A1-A6, REMIC, 4.12%, 09/25/35 (f)	6	6
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 4.37%, 07/25/35 (f)	14	13
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (f)	168	151
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 4.33%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (f) (h)	647	698
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.39%, (3 Month USD LIBOR + 1.12%), 07/26/32 (f)	500	493
KKR CLO 11 Ltd
Series AR-11, 6.44%, (3 Month USD LIBOR + 1.18%), 01/15/31 (f)	774	767
KKR CLO 9 Ltd.
Series AR2-9, 6.21%, (3 Month USD LIBOR + 0.95%), 07/15/30 (f)	401	398
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (f) (h)	400	428
LCM XV LP
Series AR2-15A, 6.25%, (3 Month USD LIBOR + 1.00%), 07/22/30 (f)	1,920	1,903
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 6.14%, (3 Month USD LIBOR + 0.87%), 07/19/27 (f)	2,231	2,215
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.65%, (1 Month USD LIBOR + 0.50%), 08/25/47 (f) (g)	392	351
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.49%, (1 Month USD LIBOR + 1.30%), 07/15/36 (f)	2,515	2,428
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.62%, (SOFR 30-Day Average + 1.55%), 01/21/37 (f)	1,600	1,570
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.39%, (1 Month USD LIBOR + 0.24%), 08/25/36 (f) (g)	399	162
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.65%, (1 Month USD LIBOR + 1.50%), 11/22/38 (f)	500	488
Madison Park Funding XLI, Ltd.
Series AR-12A, 6.10%, (3 Month USD LIBOR + 0.83%), 04/22/27 (f)	1,309	1,301
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.50%, (3 Month USD LIBOR + 1.20%), 07/29/30 (f)	296	295
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 6.01%, (3 Month USD LIBOR + 0.75%), 04/16/29 (f)	665	657
Magnetite VIII, Limited
Series 2014-AR2-8A, 6.24%, (3 Month USD LIBOR + 0.98%), 04/15/31 (f)	295	292
Magnetite XVIII Ltd
Series 2016-AR2-18A, 6.20%, (3 Month USD LIBOR + 0.88%), 11/15/28 (f)	1,016	1,010
Man GLG Euro CLO IV Designated Activity Company
Series A1R-2A, 4.05%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (f) (h)	352	379
Marathon Static CLO 2022-18 Ltd
Series 2022-A1-18A, 6.86%, (3 Month Term SOFR + 2.22%), 07/20/30 (f)	747	748
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 3.73%, 12/25/33 (f)	45	42
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 5.90%, (1 Month USD LIBOR + 0.75%), 10/25/35 (f) (g)	48	44
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 4.06%, 02/25/34 (f)	52	48
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 4.39%, 02/25/33 (f)	29	26
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.23%, (1 Month Term SOFR + 2.15%), 06/22/37 (f)	1,500	1,493
MidOcean Credit CLO II
Series 2013-ARR-2A, 6.33%, (3 Month USD LIBOR + 1.03%), 01/29/30 (f)	466	460
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 6.43%, (3 Month USD LIBOR + 1.05%), 02/20/31 (f)	893	885
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (f)	279	255
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.37%, (1 Month USD LIBOR + 0.22%), 10/25/36 (f) (g)	1,231	518
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 5.21%, (1 Month USD LIBOR + 0.06%), 05/25/37 (f) (g)	37	32
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 6.13%, (1 Month USD LIBOR + 0.97%), 07/25/34 (f) (g)	294	277
Series 2005-M2-HE2, REMIC, 5.81%, (1 Month USD LIBOR + 0.66%), 01/25/35 (f) (g)	1,102	1,039
Series 2005-M3-HE5, REMIC, 5.83%, (1 Month USD LIBOR + 0.68%), 09/25/35 (f) (g)	1,439	1,299
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 6.16%, (1 Month USD LIBOR + 1.00%), 12/25/34 (f) (g)	145	136
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 6.35%, (3 Month USD LIBOR + 1.09%), 10/16/29 (f)	1,318	1,309
MP CLO VII, Ltd.
Series 2015-AR3-1A, 6.15%, (3 Month USD LIBOR + 0.89%), 10/18/28 (f)	865	853
New Century Home Equity Loan T
Series 2004-M1-4, REMIC, 5.92%, (1 Month USD LIBOR + 0.77%), 02/25/35 (f)	224	206
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (f)	1,540	1,417
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 5.92%, (1 Month USD LIBOR + 0.77%), 05/25/35 (f) (g)	2,396	2,288
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 3.94%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (f) (h)	1,700	1,814
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-A-2A, 4.00%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (f) (h)	592	638
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 6.22%, (3 Month USD LIBOR + 0.96%), 04/16/31 (f)	1,500	1,488
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.32%, (3 Month USD LIBOR + 1.00%), 02/14/31 (f)	700	690
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 6.13%, (3 Month USD LIBOR + 0.87%), 04/17/31 (f)	1,367	1,348
OZLM IX, Ltd.
Series 2014-A1A3-9A, 6.35%, (3 Month USD LIBOR + 1.10%), 10/20/31 (f)	300	296
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 6.24%, (3 Month USD LIBOR + 0.98%), 10/17/29 (f)	721	715
OZLM XVI Ltd
Series 2017-A1R-16A, 6.35%, (3 Month USD LIBOR + 1.03%), 05/16/30 (f)	2,147	2,125
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.41%, (3 Month USD LIBOR + 1.16%), 07/20/32 (f)	600	590
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 4.23%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (f) (h)	941	1,012
Series 2022-A-3A, 5.02%, (3 Month EURIBOR + 1.95%), 04/12/32, EUR (f) (h)	4,201	4,583
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 6.05%, (3 Month USD LIBOR + 0.80%), 07/20/29 (f)	1,756	1,743
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 6.06%, (3 Month USD LIBOR + 0.80%), 10/15/29 (f)	2,037	2,016
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 4.65%, 10/25/37 (f)	458	394
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.61%, (1 Month USD LIBOR + 0.46%), 06/25/36 (f) (g)	2,388	2,290
Regatta VIII Funding Ltd
Series 2017-A-1A, 6.51%, (3 Month USD LIBOR + 1.25%), 10/17/30 (f)	1,624	1,615
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 6.02%, (1 Month USD LIBOR + 0.87%), 02/25/34 (f) (g)	535	515
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 5.78%, (1 Month USD LIBOR + 0.63%), 12/25/35 (f) (g)	267	263
Series 2006-M1-KS3, REMIC, 5.65%, (1 Month USD LIBOR + 0.49%), 04/25/36 (f) (g)	357	343
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	63
Residential Mortgage Securities 32 PLC
Series A-32A, 5.92%, (SONIA + 1.25%), 06/20/70, GBP (f) (g) (h)	1,247	1,586
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.30%, (3 Month USD LIBOR + 1.03%), 10/23/30 (f)	794	786
Saranac CLO II Limited
Series 2014-A1AR-2A, 6.61%, (3 Month USD LIBOR + 1.23%), 11/20/29 (f)	323	321
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.68%, (3 Month USD LIBOR + 1.14%), 08/13/31 (f)	1,300	1,282
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.63%, (1 Month USD LIBOR + 0.48%), 11/25/37 (f) (g)	2,000	1,582
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 5.46%, (1 Month USD LIBOR + 0.31%), 08/25/24 (f) (g)	359	336
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.47%, (1 Month USD LIBOR + 0.32%), 07/25/36 (f) (g)	2,627	852

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.45%, (1 Month USD LIBOR + 0.30%), 07/25/36 (f) (g)	379	144
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.81%, (3 Month USD LIBOR + 0.55%), 10/25/64 (f)	1,683	1,645
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.41%, (3 Month USD LIBOR + 1.15%), 04/18/31 (f) (h)	300	295
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.46%, (3 Month USD LIBOR + 1.21%), 07/20/32 (f)	1,200	1,177
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 6.17%, (3 Month USD LIBOR + 0.90%), 01/23/29 (f)	536	532
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.35%, (1 Month USD LIBOR + 0.20%), 06/25/37 (f) (g)	1,443	983
Stratus CLO 2021-2, Ltd.
Series 2021-A-2A, 6.15%, (3 Month USD LIBOR + 0.90%), 12/28/29 (f)	494	489
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 6.20%, (3 Month USD LIBOR + 0.95%), 12/31/29 (f)	1,040	1,031
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 5.81%, (1 Month USD LIBOR + 0.66%), 10/19/34 (f) (g)	5	5
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 5.28%, 02/25/34 (f)	66	64
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 6.09%, (3 Month USD LIBOR + 0.83%), 10/25/29 (f)	414	410
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (f) (g)	473	17
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 3.89%, (1 Month USD LIBOR + 0.12%), 07/25/36 (f)	1,817	1,479
Series 2005-A3-1, REMIC, 3.84%, 04/25/45 (f)	52	50
Toro European CLO 5 Designated Activity Company
Series A-5A, 0.74%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (h)	1,563	1,677
Series ANV-5A, 3.92%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (f) (h)	736	789
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 4.13%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (f) (h)	1,800	1,914
Towd Point Mortgage Funding 2019 - Granite4 PLC
Series 2019-A1-GR4A, 5.55%, (SONIA + 1.14%), 10/20/51, GBP (f) (g) (h)	2,504	3,183
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 6.15%, (1 Month USD LIBOR + 1.00%), 07/25/27 (f)	573	568
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.58%, (3 Month USD LIBOR + 1.32%), 04/25/34 (f)	1,400	1,374
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.72%, (SOFR 30-Day Average + 1.65%), 02/17/39 (f) (g)	300	292
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.46%, (3 Month USD LIBOR + 1.16%), 07/30/32 (f)	1,500	1,468
Venture XIV CLO Ltd
Series 2013-ARR-14A, 6.49%, (3 Month USD LIBOR + 1.03%), 08/28/29 (f)	899	892
Venture XVII CLO, Limited
Series 2014-ARR-17A, 6.14%, (3 Month USD LIBOR + 0.88%), 04/15/27 (f)	340	338
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 6.27%, (3 Month USD LIBOR + 1.02%), 04/20/29 (f)	145	144
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 6.24%, (3 Month USD LIBOR + 0.99%), 07/22/30 (f)	1,132	1,115
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.37%, (3 Month USD LIBOR + 1.12%), 07/20/32 (f)	1,500	1,473
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 6.97%, (SOFR 30-Day Average + 1.90%), 02/18/39 (f)	700	686
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 6.26%, (3 Month USD LIBOR + 1.00%), 10/15/30 (f)	466	461
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.46%, (3 Month Term SOFR + 1.47%), 10/15/30 (f)	732	728
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 6.16%, (3 Month USD LIBOR + 0.90%), 01/18/29 (f)	960	955
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 6.32%, (3 Month USD LIBOR + 1.06%), 04/15/31 (f)	600	594
Wamu Mortgage Pass-Through Certificates Series 2002-Ar17 Trust
Series 2003-A7-AR5, REMIC, 4.83%, 06/25/33 (f)	40	37
Wamu Mortgage Pass-Through Certificates Series 2003-S10 Trust
Series 2003-2A-AR9, REMIC, 4.16%, 09/25/33 (f)	22	20
Series 2005-3A1-AR10, REMIC, 3.85%, 08/25/35 (f)	6	6
Series 2005-2A1-AR14, REMIC, 3.77%, 12/25/35 (f)	46	41
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 4.75%, (12 Month Treasury Average + 0.77%), 05/25/47 (f)	157	130
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9
Series 2006-1A-AR9, REMIC, 4.98%, (12 Month Treasury Average + 1.00%), 08/25/46 (f)	787	745
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.02%, 03/25/33 (f)	16	15
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 6.14%, (3 Month USD LIBOR + 0.89%), 07/20/29 (f)	412	408
Wellfleet CLO 2016-1 Ltd
Series 2016-AR-1A, 6.16%, (3 Month USD LIBOR + 0.91%), 04/20/28 (f)	355	354
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 6.31%, (3 Month USD LIBOR + 1.06%), 10/20/29 (f)	453	449
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.31%, (3 Month USD LIBOR + 1.05%), 07/18/31 (f)	498	491
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 6.34%, (3 Month USD LIBOR + 1.08%), 07/15/31 (f)	1,600	1,573
Total Non-U.S. Government Agency Asset-Backed Securities (cost $174,564)		168,296
CORPORATE BONDS AND NOTES 0.7%
Financials 0.7%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (h)	89	75
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (100, 09/24/23), EUR (d) (i) (j)	200	216
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,074
Credit Suisse Group AG
4.18%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (f) (j)	100	107
2.13%, 10/13/26, EUR (d) (j)	240	244
1.00%, 06/24/27, EUR (d) (j)	100	97
7.00%, 09/30/27, GBP (d) (j)	100	125
7.75%, 03/01/29, EUR (d) (j)	100	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (f) (i) (j)	600	596
Mitsubishi HC Capital Inc.
3.96%, 09/19/23 (h)	400	398
UniCredit S.p.A.
7.83%, 12/04/23 (h)	6,750	6,789
		9,842
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (h)	300	273
Real Estate 0.0%
Crown Castle Inc.
3.15%, 07/15/23	200	200
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	190
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (h) (k)	200	177
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	96
Total Corporate Bonds And Notes (cost $11,060)		10,778
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	576
Total Preferred Stocks (cost $500)		576
SHORT TERM INVESTMENTS 1.7%
Discount Notes 1.4%
FHLBanks Office of Finance
4.92%, 07/06/23	18,500	18,493
4.77%, 07/14/23	2,500	2,496
		20,989
Investment Companies 0.3%
J.P. Morgan U.S. Government Money Market Fund, 4.89% (l)	4,375	4,375
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (l) (m)	25	25
Total Short Term Investments (cost $25,384)		25,389
Total Investments 109.6% (cost $1,732,561)		1,631,542
Total Purchased Options 0.2% (cost $875)		3,113
Other Derivative Instruments (0.9)%		(12,746)
Other Assets and Liabilities, Net (8.9)%		(133,954)
Total Net Assets 100.0%		1,487,955

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $769,825.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $42,398 and 2.8% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of June 30, 2023.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

(m) Investment in affiliate.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Bilbao Vizcaya Argentaria, S.A., 5.88% (callable at 100, 09/24/23)	01/30/19	222	216	—
Credit Suisse Group AG, 4.18%, 01/16/26	03/27/23	100	107	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	238	244	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	92	97	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	125	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	112	121	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 5.66%, 06/13/45	06/29/16	590	601	0.1
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,896	4,840	0.3
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,666	13,107	0.9
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 4.91%, 06/18/38	09/18/21	20	18	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 4.89%, 03/18/39	09/18/21	33	31	—
Grifonas Finance No.1 PLC, Series A-1, 3.51%, 08/28/39	02/10/15	360	427	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	596	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	4,295	3,428	0.2
		25,499	23,958	1.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	17	September 2023	EUR	2,286	(16)	(14)
United States 10 Year Ultra Bond	107	September 2023		12,866	32	(193)
United States 5 Year Note	153	October 2023		16,384	1	2
					17	(205)
Short Contracts
Australia 10 Year Bond	(2)	September 2023	AUD	(233)	2	—
Euro BOBL	(166)	September 2023	EUR	(19,485)	91	300
Euro Buxl 30 Year Bond	(7)	September 2023	EUR	(963)	6	(16)
Euro OAT	(100)	September 2023	EUR	(12,911)	99	76
Euro Schatz	(2,765)	September 2023	EUR	(292,264)	528	2,555
Italy Government BTP Bond	(56)	September 2023	EUR	(6,449)	55	(57)
Italy Short Term Government BTP Bond	(200)	September 2023	EUR	(21,124)	55	211
Japan 10 Year Bond	(51)	September 2023	JPY	(7,548,447)	18	(196)
United States 10 Year Note	(801)	September 2023		(91,409)	(113)	1,485
United States 2 Year Note	(346)	October 2023		(70,718)	3	362
United States Long Bond	(250)	September 2023		(31,743)	(188)	16
United States Ultra Bond	(156)	September 2023		(21,060)	(156)	(190)
					400	4,546

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	25	2,141
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	72	6,348
6M EURIBOR (S)	Receiving	2.50	(A)	09/20/53	EUR	6,700	57	(71)
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	(7)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	(9)	(246)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	(20)	(582)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	(9)	(283)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	(11)	(283)
6M EURIBOR (S)	Paying	2.88	(A)	08/15/32	EUR	18,200	(123)	(233)
6M EURIBOR (S)	Paying	3.00	(A)	09/20/33	EUR	57,200	(420)	38
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	(1)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(13)	(28)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	3,161,000	36	(54)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	10	(105)
Eurostat Eurozone HICP Ex Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	7	(13)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(6)	768
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	3	(134)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	3	(83)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(4)	92
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(2)	30
HICP (A)	Receiving	2.50	(A)	03/15/28	EUR	1,400	(2)	10
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	(8)	143
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	(10)	216
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	(5)	78
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	(10)	115
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	(7)	112
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	2	(23)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	55	(3,525)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	3,910	11	(280)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	5	(99)
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	6	(94)
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	1	(36)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	3	(88)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	1	138
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	8	814
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	8	474
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	3	212
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	7	365
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	1	67
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	2	534
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	2	621
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	—	49

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28	1,900	1	103
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31	16,800	8	1,805
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28	10,040	(1)	(924)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28	8,700	(7)	(753)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28	7,900	(5)	(665)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29	6,100	(5)	(778)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29	14,500	(11)	(2,192)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30	2,200	(3)	(436)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25	76,400	18	474
U.S. SOFR (Q)	Receiving	1.84	(S)	11/21/28	19,000	(27)	1,792
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54	21,700	(219)	480
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34	48,800	146	(869)
U.S. SOFR (Q)	Paying	1.89	(S)	11/21/53	3,800	50	(1,056)
						(387)	4,078

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	0.29	1.00	12/20/23	(700)	2	—	42

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23	14,100,000	3,113

JNL/PIMCO Real Return Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note	Put	113.00	07/21/23	229	(261)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24	194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24	17	—
						—
Interest Rate Swaptions
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23	69,600,000	(5,297)
U.S. SOFR, 09/25/25	BOA	Call	4.42	09/21/23	86,500,000	(359)
U.S. SOFR, 09/14/25	BPC	Call	3.75	09/12/23	36,700,000	(41)
U.S. SOFR, 09/14/25	JPM	Call	3.75	09/12/23	51,300,000	(57)
						(5,754)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	UBS	07/05/23	EUR	1,521	1,660	(1)
MXN/USD	UBS	07/12/23	MXN	3,810	222	5
MXN/USD	JPM	07/14/23	MXN	2,627	153	1
NZD/USD	UBS	07/05/23	NZD	3,414	2,095	(8)
USD/CAD	MSC	07/05/23	CAD	(7,343)	(5,543)	(125)
USD/EUR	UBS	07/05/23	EUR	(98,275)	(107,237)	(1,740)
USD/GBP	JPM	07/05/23	GBP	(4,634)	(5,885)	(112)
USD/GBP	UBS	08/02/23	GBP	(4,634)	(5,886)	(30)
USD/JPY	CIT	07/05/23	JPY	(2,961,300)	(20,523)	768

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/NZD	UBS	07/05/23	NZD	(15,960)	(9,795)	(196)
USD/PEN	JPM	09/20/23	PEN	(6,898)	(1,890)	(16)
					(152,629)	(1,454)

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	30,822	—	(429)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	51,119	—	(1,449)
Treasury, United States Department of (S)	Fixed Rate of +5.37% (S)	MSC	07/07/23	24,539	—	(275)
Treasury, United States Department of (S)	Fixed Rate of +5.39% (S)	MSC	07/07/23	26,109	—	(249)
Treasury, United States Department of (S)	Fixed Rate of +5.37% (S)	MSC	07/07/23	22,400	—	(138)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	31,858	—	(191)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	59,718	—	(1,374)
Treasury, United States Department of (A)	SOFR +0.15% (A)	MSC	02/26/24	62,791	—	(372)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	58,357	—	(213)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	28,069	—	(415)
Treasury, United States Department of (S)	Fixed Rate of +5.24% (S)	MSC	07/24/23	22,784	—	(202)
					—	(5,307)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,426,503	—	1,426,503
Non-U.S. Government Agency Asset-Backed Securities	—	168,296	—	168,296
Corporate Bonds And Notes	—	10,778	—	10,778
Preferred Stocks	576	—	—	576
Short Term Investments	4,400	20,989	—	25,389
	4,976	1,626,566	—	1,631,542
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,007	—	—	5,007
Centrally Cleared Interest Rate Swap Agreements	—	18,019	—	18,019
Centrally Cleared Credit Default Swap Agreements	—	42	—	42
OTC Purchased Options	—	3,113	—	3,113
Open Forward Foreign Currency Contracts	—	774	—	774
	5,007	21,948	—	26,955
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(666)	—	—	(666)
Centrally Cleared Interest Rate Swap Agreements	—	(13,941)	—	(13,941)
Exchange Traded Written Options	(261)	—	—	(261)
OTC Written Options	—	(5,754)	—	(5,754)
Open Forward Foreign Currency Contracts	—	(2,228)	—	(2,228)
OTC Total Return Swap Agreements	—	(5,307)	—	(5,307)
	(927)	(27,230)	—	(28,157)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.4%
Utilities 70.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	1,400	1,389
19th Holdings Golf, LLC
2022 Term Loan B, 8.52%, (SOFR + 3.00%), 01/27/29 (a)	526	511
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (a)	5,182	4,775
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 8.75%, (SOFR + 3.50%), 12/08/28 (a)	7,412	7,371
2023 Delayed Draw Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 12/21/28 (a) (b)	251	250
2023 Term Loan B2, 9.41%, (3 Month Term SOFR + 4.00%), 12/21/28 (a)	764	761
2021 2nd Lien Term Loan, 11.25%, (SOFR + 6.00%), 12/10/29 (a)	2,500	2,313
Accelerated Health Systems, LLC
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	8,506	6,878
ACProducts, Inc.
2021 Term Loan B, 9.41%, (6 Month USD LIBOR + 4.25%), 05/17/28 (a)	863	723
2021 Term Loan B, 0.00%, (6 Month USD LIBOR + 4.25%), 06/30/28 (a) (b)	295	247
Acrisure, LLC
2021 Incremental Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	491	478
2021 First Lien Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,912	1,870
2022 Incremental Term Loan, 10.82%, (SOFR + 5.75%), 02/15/27 (a)	1,021	1,024
ADMI Corp.
2021 Incremental Term Loan B3, 8.90%, (1 Month USD LIBOR + 3.75%), 12/23/27 (a)	2,476	2,307
ADS Tactical, Inc.
2021 Term Loan B, 10.90%, (1 Month USD LIBOR + 5.75%), 03/04/28 (a)	947	895
Adtalem Global Education Inc.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 02/11/28 (a)	669	669
Aegion Corporation
Term Loan, 9.90%, (1 Month USD LIBOR + 4.75%), 03/31/28 (a)	2,957	2,864
AHP Health Partners, Inc.
2021 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 08/23/28 (a) (b)	145	144
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 08/23/28 (a)	249	248
AI Mistral Holdco Limited
2017 Term Loan B, 11.15%, (1 Month USD LIBOR + 6.00%), 01/26/24 (a)	1,648	1,590
AL NGPL Holdings, LLC
Term Loan B, 8.96%, (SOFR + 3.75%), 04/16/28 (a)	2,770	2,744
Ali Group North America Corporation
2021 Term Loan B, 7.27%, (SOFR + 2.00%), 10/13/28 (a)	894	893
AlixPartners, LLP
2021 USD Term Loan B, 7.77%, (1 Month USD LIBOR + 2.75%), 02/04/28 (a)	990	987
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month USD LIBOR + 5.50%), 02/10/27 (a) (c)	7,983	6,874
Alliance Laundry Systems LLC
Term Loan B, 8.56%, (3 Month USD LIBOR + 3.50%), 09/30/27 (a)	1,492	1,486
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.65%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	1,237	1,229
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.00%, (SOFR + 3.75%), 05/04/28 (a)	2,475	2,402
Alterra Mountain Company
2023 Term Loan B, 9.00%, (SOFR + 3.75%), 05/09/30 (a)	435	434
Altice Financing SA
2022 USD Term Loan, 9.99%, (3 Month Term SOFR + 5.00%), 10/31/27 (a)	6,046	5,835
Altice France S.A.
2018 Term Loan B13, 9.32%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	997	935
2023 USD Term Loan B14, 10.49%, (SOFR + 5.50%), 08/31/28 (a)	5,229	4,636
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 8.22%, (1 Month USD LIBOR + 3.00%), 03/20/26 (a)	3,847	2,996
Amentum Government Services Holdings LLC
2022 Term Loan, 9.15%, (3 Month Term SOFR + 4.00%), 02/07/29 (a)	1,489	1,452
American Airlines, Inc.
2021 Term Loan, 0.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a) (b)	1,000	1,020
2021 Term Loan, 10.00%, (3 Month USD LIBOR + 4.75%), 03/10/28 (a)	2,000	2,040
Amneal Pharmaceuticals LLC
2018 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,691	1,627
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.25%, (3 Month Term SOFR + 5.00%), 02/14/28 (a)	206	200
Anastasia Parent, LLC
2018 Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 08/03/25 (a)	995	760
Anticimex International AB
2021 USD Incremental Term Loan, 8.95%, (3 Month USD LIBOR + 4.00%), 11/16/28 (a)	662	658
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	564	564
AppLovin Corporation
2018 Term Loan B, 8.50%, (Prime + 3.35%), 08/18/25 (a)	4,854	4,849
2021 Term Loan B, 8.25%, (3 Month Term SOFR + 3.10%), 10/25/28 (a)	2,089	2,082
Apro, LLC
2021 Term Loan, 9.25%, (3 Month USD LIBOR + 3.75%), 11/14/26 (a)	990	981
Aptean, Inc.
2019 Term Loan, 9.50%, (3 Month USD LIBOR + 4.25%), 04/23/26 (a)	350	343
APX Group, Inc.
2021 Term Loan B, 8.46%, (Prime + 2.25%), 07/01/28 (a)	1,979	1,977
2021 Term Loan B, 10.50%, (Prime + 2.25%), 07/01/28 (a)	6	6
Aramark Services, Inc.
2023 Term Loan B6, 7.69%, (SOFR + 2.50%), 06/13/30 (a)	659	658
Arches Buyer Inc.
2021 Term Loan B, 8.50%, (SOFR + 3.25%), 12/06/27 (a)	3,727	3,591
Arcis Golf LLC
Term Loan, 0.00%, (SOFR + 4.25%), 11/24/28 (a) (b)	70	70
Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 11/24/28 (a)	181	181
Term Loan B, 9.51%, (3 Month USD LIBOR + 4.25%), 11/24/28 (a)	98	98
Aretec Group, Inc.
2018 Term Loan , 9.50%, (SOFR + 4.25%), 08/15/25 (a)	2,381	2,379
Term Loan, 0.00%, (SOFR + 4.50%), 03/08/30 (a) (b)	130	130
Array Technologies, Inc.
Term Loan B, 8.68%, (3 Month USD LIBOR + 3.25%), 10/07/27 (a)	1,637	1,618
Aruba Investments, Inc.
2020 USD Term Loan, 9.15%, (1 Month USD LIBOR + 3.75%), 10/28/27 (a)	648	624

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
2022 USD Incremental Term Loan, 9.90%, (SOFR + 4.75%), 11/04/27 (a)	343	329
Ascend Learning, LLC
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	646	606
ASP Navigate Acquisition Corp
Term Loan, 9.59%, (3 Month USD LIBOR + 4.50%), 09/30/27 (a)	3,742	3,658
Associated Materials Inc.
2022 Term Loan B, 11.15%, (SOFR + 6.00%), 03/09/29 (a)	4,158	3,491
AssuredPartners, Inc.
2022 Term Loan B4, 9.40%, (SOFR + 4.25%), 02/13/27 (a)	323	322
Asurion LLC
2023 Term Loan B11, 9.50%, (3 Month Term SOFR + 4.25%), 08/19/28 (a)	1,137	1,080
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (a) (b)	213	204
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 8.90%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	8	8
2019 USD Term Loan B2, 9.09%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	8	8
2019 USD Term Loan B2, 9.12%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,074	2,902
Autokiniton US Holdings, Inc.
2021 Term Loan B, 9.75%, (SOFR + 4.50%), 03/26/28 (a)	4,677	4,647
Avis Budget Car Rental, LLC
2022 Term Loan C, 0.00%, (SOFR + 3.50%), 03/15/29 (a) (b)	250	250
Axalta Coating Systems U.S. Holdings, Inc.
2022 USD Term Loan B4, 7.90%, (SOFR + 3.00%), 11/30/29 (a)	134	134
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 11.19%, (3 Month USD LIBOR + 6.00%), 09/28/27 (a)	2,951	2,836
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.74%, (SOFR + 3.50%), 10/31/26 (a) (c)	7,435	7,400
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 0.00%, (3 Month Term SOFR + 4.75%), 06/23/33 (a) (b)	20	20
2023 Extended Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 06/23/33 (a)	1,047	1,044
BCPE North Star US HoldCo 2, Inc.
Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	4,445	4,067
Belron Finance US LLC
2023 Term Loan, 7.83%, (SOFR + 2.75%), 04/06/29 (a)	125	125
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 7.89%, (SOFR + 2.75%), 01/26/24 (a)	255	255
Bombardier Recreational Products, Inc.
2022 Incremental Term Loan B, 8.65%, (SOFR + 3.50%), 12/08/29 (a)	552	552
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 9.40%, (3 Month USD LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	882	869
Term Loan, 9.47%, (3 Month USD LIBOR + 4.25%), 06/16/24 (a)	215	212
2017 Term Loan, 0.00%, (3 Month USD LIBOR + 4.25%), 06/17/24 (a) (b)	480	473
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (1 Month USD LIBOR + 11.00%), 09/01/26 (a) (d)	573	545
BrightView Landscapes, LLC
2022 Term Loan B, 8.30%, (3 Month Term SOFR + 3.25%), 04/14/29 (a)	3,336	3,280
Brook and Whittle Holding Corp.
2021 First Lien Term Loan, 9.41%, (SOFR + 4.00%), 12/14/28 (a) (c)	4,947	4,510
Caesars Entertainment Corp
Term Loan B, 8.50%, (SOFR + 3.25%), 01/25/30 (a)	10,399	10,389
Camelot U.S. Acquisition LLC
Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 10/31/26 (a)	837	835
Carnival Corporation
2021 Incremental Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 10/08/28 (a)	4,464	4,419
CDK Global, Inc.
2022 USD Term Loan B, 9.15%, (3 Month Term SOFR + 4.50%), 06/09/29 (a)	725	723
Centuri Group, Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 2.50%), 08/27/28 (a) (b)	997	991
CenturyLink, Inc.
2020 Term Loan B, 7.52%, (1 Month USD LIBOR + 2.25%), 03/15/27 (a)	4,927	3,782
Chamberlain Group Inc
Term Loan B, 8.50%, (1 Month USD LIBOR + 3.25%), 10/22/28 (a)	3,940	3,846
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.40%, (SOFR + 5.25%), 02/03/28 (a)	5,448	5,327
Chart Industries, Inc.
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 12/08/29 (a) (b)	95	95
2023 Term Loan B, 8.94%, (3 Month Term SOFR + 3.75%), 12/08/29 (a)	3,586	3,576
Charter NEX US, Inc.
2021 Term Loan, 9.02%, (SOFR + 3.75%), 12/01/27 (a)	398	394
Chobani, LLC
2020 Term Loan B, 8.77%, (SOFR + 3.50%), 10/20/27 (a)	990	983
Ciena Corporation
2023 Term Loan B, 7.59%, (SOFR + 2.50%), 01/13/30 (a)	135	135
Cimpress Public Limited Company
USD Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 04/29/28 (a)	2,992	2,908
Citadel Securities LP
2021 Term Loan B, 7.77%, (SOFR + 2.50%), 02/01/28 (a)	990	988
City Football Group Limited
Term Loan, 8.27%, (1 Month USD LIBOR + 3.00%), 07/08/28 (a)	990	970
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 08/08/26 (a)	13	12
Term Loan B, 8.81%, (3 Month USD LIBOR + 3.50%), 08/08/26 (a)	4,876	4,647
Cloud Software Group, Inc.
2022 USD Term Loan, 9.50%, (SOFR + 4.50%), 03/30/29 (a)	1,237	1,155
ClubCorp Holdings, Inc.
2017 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 08/16/24 (a)	209	200
CMG Media Corporation
2021 Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 12/17/26 (a)	7,971	7,124
CNT Holdings I Corp
2020 Term Loan, 8.46%, (SOFR + 3.50%), 10/16/27 (a)	990	985
CommScope, Inc.
2019 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 02/07/26 (a)	990	946
Conair Holdings, LLC
Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	2,992	2,814
Conduent Business Services, LLC
2021 Term Loan B, 9.40%, (1 Month USD LIBOR + 4.25%), 10/15/28 (a)	2,925	2,871
Constant Contact Inc
Term Loan, 9.20%, (3 Month USD LIBOR + 4.00%), 12/31/24 (a)	992	944
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.44%, (1 Month USD LIBOR + 2.25%), 01/22/28 (a)	1,000	985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CoreLogic, Inc.
Term Loan, 8.69%, (1 Month USD LIBOR + 3.50%), 04/14/28 (a)	1,485	1,339
Covanta Holding Corporation
2023 Term Loan B, 8.15%, (SOFR + 3.00%), 11/30/28 (a)	363	361
2023 Term Loan C, 8.15%, (SOFR + 3.00%), 11/30/28 (a)	27	27
Covetrus, Inc.
Term Loan, 9.90%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	4,378	4,067
CQP Holdco LP
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 05/26/28 (a)	7,881	7,863
Crocs, Inc.
Term Loan B, 8.75%, (SOFR + 3.50%), 01/27/29 (a)	6,195	6,204
Crown Subsea Communications Holding,Inc.
2023 Incremental Term Loan, 10.52%, (SOFR + 5.25%), 04/27/27 (a)	540	540
CSC Holdings, LLC
2019 Term Loan B5, 7.69%, (1 Month USD LIBOR + 2.50%), 04/15/27 (a)	5,974	5,204
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 08/15/25 (a)	418	414
2023 Term Loan, 8.50%, (SOFR + 3.25%), 01/31/30 (a)	528	510
CWGS Group, LLC
2021 Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a)	72	68
Cyanco
Term B1, 0.00%, (3 Month Term SOFR + 4.75%), 06/29/28 (a) (b)	150	146
Da Vinci Purchaser Corp.
2019 Term Loan, 9.27%, (3 Month USD LIBOR + 4.00%), 12/10/26 (a)	407	399
Dave Buster's
Term B1, 0.00%, (3 Month Term SOFR + 3.75%), 06/29/29 (a) (b)	400	398
DCert Buyer, Inc.
2019 Term Loan B, 9.26%, (SOFR + 4.00%), 07/31/26 (a)	2,325	2,301
Delek US Holdings, Inc.
2022 Term Loan B, 8.75%, (SOFR + 3.50%), 11/10/29 (a)	712	701
Delta TopCo, Inc.
2020 Term Loan B, 9.07%, (SOFR + 3.75%), 10/07/27 (a)	2,695	2,604
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 12/31/24 (a)	6,330	6,201
Diamond (BC) B.V.
2021 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 09/14/28 (a)	2	3
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 2.75%), 09/14/28 (a)	987	986
Diamond Sports Group, LLC
2022 2nd Lien Term Loan , 8.31%, (3 Month Term SOFR + 3.25%), 08/24/26 (a) (c)	2,967	95
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (a)	6,897	6,736
Discovery Purchaser Corporation
Term Loan, 9.28%, (SOFR + 4.38%), 08/04/29 (a)	995	950
Eagle Parent Corp.
2022 Term Loan B, 9.15%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	248	242
Echo Global Logistics, Inc.
Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 11/09/28 (a)	2,359	2,281
EG Group Limited
Term B1, 0.00%, (3 Month Term SOFR + 5.50%), 02/29/28 (a) (b) (d)	400	383
Electrical Components International, Inc.
2018 1st Lien Term Loan, 9.61%, (1 Month USD LIBOR + 4.25%), 06/22/25 (a)	4,997	4,642
Embecta Corp
Term Loan B, 7.79%, (6 Month Term SOFR + 3.00%), 01/27/29 (a)	378	375
Employbridge Holding Company
2021 Term Loan B, 9.91%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	54	43
2021 Term Loan B, 9.93%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	7,006	5,627
Emrld Borrower LP
Term Loan B, 0.00%, (SOFR + 3.00%), 05/04/30 (a) (b)	902	901
Term Loan B, 8.26%, (SOFR + 3.00%), 05/04/30 (a)	710	709
Endure Digital Inc.
Term Loan, 8.79%, (1 Month USD LIBOR + 3.50%), 01/27/28 (a)	2,302	2,141
Ensemble RCM, LLC
Term Loan, 8.90%, (SOFR + 3.75%), 07/24/26 (a)	1,488	1,487
Entegris, Inc.
2023 Term Loan B, 7.64%, (3 Month Term SOFR + 2.75%), 07/06/29 (a)	477	478
EOS Finco Sarl
2022 USD Term Loan, 10.91%, (3 Month Term SOFR + 6.00%), 08/03/29 (a)	263	261
Esdec Solar Group B.V.
Term Loan , 9.96%, (3 Month USD LIBOR + 4.75%), 08/23/28 (a)	250	247
Eta Australia Holdings III Pty Ltd
Term Loan, 9.15%, (1 Month USD LIBOR + 4.00%), 03/08/26 (a)	2,779	2,683
Evergreen Acqco 1 LP
2021 USD Term Loan, 10.66%, (3 Month Term SOFR + 5.50%), 04/21/28 (a)	2,818	2,812
Fertitta Entertainment, LLC
2022 Term Loan B, 9.10%, (SOFR + 4.00%), 01/13/29 (a)	500	493
2022 Term Loan B, 9.15%, (SOFR + 4.00%), 01/13/29 (a) (c)	3,499	3,448
Finastra USA, Inc.
USD 1st Lien Term Loan, 8.65%, (3 Month USD LIBOR + 3.50%), 04/26/24 (a)	6,525	6,261
USD 2nd Lien Term Loan , 12.40%, (3 Month USD LIBOR + 7.25%), 04/27/25 (a)	950	856
USD 2nd Lien Term Loan , 0.00%, (3 Month USD LIBOR + 7.25%), 06/13/25 (a) (b)	380	343
First Brands Group LLC
Term Loan, 0.00%, (SOFR + 5.00%), 03/30/27 (a) (b)	2,480	2,421
First Student Bidco Inc
Term Loan C, 8.14%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	2,165	2,091
Term Loan B, 8.14%, (3 Month USD LIBOR + 3.00%), 07/13/28 (a)	5,775	5,578
Flexera Software LLC
2021 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 01/26/28 (a)	494	486
Focus Financial Partners, LLC
2022 Term Loan B5, 8.40%, (SOFR + 3.25%), 06/30/28 (a)	610	605
Foley Products Company, LLC
2021 Term Loan, 9.80%, (SOFR + 4.75%), 12/29/28 (a)	961	949
Formula One Holdings Limited
Term Loan B, 8.15%, (SOFR + 3.25%), 01/15/30 (a)	765	765
Four Seasons Hotels Limited
2022 Term Loan B, 8.50%, (SOFR + 3.25%), 11/30/29 (a)	90	90
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 9.97%, (3 Month USD LIBOR + 4.75%), 02/24/26 (a)	3,285	3,005
Freeport LNG Investments, LLLP
Term Loan B, 0.00%, (3 Month USD LIBOR + 3.50%), 11/17/28 (a) (b)	500	489
Frontier Communications Corp.
2021 1st Lien Term Loan, 8.94%, (3 Month USD LIBOR + 3.75%), 10/08/27 (a)	6,098	5,891

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Fugue Finance B.V.
2023 USD Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 01/25/28 (a) (b)	325	324
Gainwell Acquisition Corp.
Term Loan B, 9.00%, (3 Month USD LIBOR + 4.00%), 08/17/27 (a)	7,444	7,323
GEON Performance Solutions, LLC
2021 Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 08/10/28 (a)	4,513	4,444
GIP II Blue Holding, L.P
Term Loan B, 0.00%, (3 Month USD LIBOR + 4.50%), 09/22/28 (a) (b)	1,000	1,001
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.40%, (1 Month USD LIBOR + 4.25%), 09/26/24 (a)	3,437	1,914
2020 Term Loan B, 9.44%, (3 Month USD LIBOR + 4.25%), 09/24/25 (a)	3,958	2,204
Global Tel*Link Corporation
2018 1st Lien Term Loan, 9.50%, (3 Month USD LIBOR + 4.25%), 11/20/25 (a)	5,000	4,575
2018 2nd Lien Term Loan, 15.25%, (SOFR + 10.00%), 11/29/26 (a)	1,000	793
Gloves Buyer, Inc.
2021 Term Loan, 9.15%, (1 Month USD LIBOR + 4.00%), 12/29/27 (a)	7,674	7,290
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.15%, (1 Month USD LIBOR + 2.00%), 08/10/27 (a)	990	988
GOGO Intermediate Holdings LLC
Term Loan B, 9.02%, (3 Month Term SOFR + 3.75%), 04/21/28 (a)	2,720	2,713
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 8.18%, (1 Month USD LIBOR + 3.00%), 06/10/24 (a)	314	313
2023 Term Loan B, 7.94%, (SOFR + 2.75%), 05/18/30 (a)	660	658
Great Outdoors Group, LLC
2021 Term Loan B1, 8.90%, (1 Month USD LIBOR + 3.75%), 02/26/28 (a)	16,582	16,437
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	346	344
Groupe Solmax Inc.
Term Loan, 9.91%, (3 Month USD LIBOR + 4.75%), 12/30/24 (a)	4,958	4,650
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (a)	5,405	5,379
H Food Holdings LLC
2018 Term Loan B, 9.27%, (1 Month USD LIBOR + 3.69%), 05/17/25 (a)	5,157	4,522
Hanesbrands, Inc.
2023 Term Loan B, 8.90%, (3 Month Term SOFR + 3.75%), 02/14/30 (a)	3,302	3,311
Harbourvest Partners, LLC
2023 Term Loan B, 7.99%, (3 Month Term SOFR + 3.00%), 04/06/30 (a)	946	944
Helix Gen Funding, LLC
Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 03/02/24 (a)	5,290	5,252
Herschend Entertainment Company, LLC
2021 Term Loan, 8.94%, (1 Month USD LIBOR + 3.75%), 08/18/28 (a)	990	991
Hexion Holdings Corporation
2022 USD Term Loan, 9.78%, (SOFR + 4.50%), 03/02/29 (a)	992	934
HighTower Holdings LLC
2021 Term Loan B, 9.15%, (3 Month USD LIBOR + 4.00%), 04/08/26 (a)	500	486
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 05/20/28 (a)	1,934	1,926
HUB International Limited
2022 Term Loan B, 9.07%, (3 Month Term SOFR + 4.00%), 10/31/29 (a)	1,360	1,359
2023 Term Loan B, 0.00%, (SOFR + 4.25%), 06/08/30 (a) (b)	5,790	5,801
2023 Term Loan B, 9.34%, (SOFR + 4.25%), 06/08/30 (a)	2,092	2,096
Hudson River Trading LLC
2021 Term Loan, 8.27%, (SOFR + 3.00%), 03/17/28 (a)	4,944	4,801
Hunter Holdco 3 Limited
USD Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 08/05/28 (a)	6,892	6,816
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.41%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	827	826
iHeartCommunications, Inc.
2020 Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 05/01/26 (a)	1,400	1,207
II-VI Incorporated
2022 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 12/08/28 (a)	917	913
Indy US Bidco, LLC
2021 USD Term Loan, 8.85%, (1 Month USD LIBOR + 3.75%), 07/31/23 (a) (c)	1,746	1,615
2021 USD Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 03/06/28 (a)	1,010	934
INEOS Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 8.86%, (SOFR + 3.50%), 07/29/26 (a)	990	986
Term Loan, 0.00%, (SOFR + 3.75%), 06/23/30 (a) (b)	1,700	1,683
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 9.00%, (SOFR + 3.75%), 03/01/30 (a)	1,445	1,442
Ineos US Finance LLC
2022 USD Term Loan B, 9.00%, (SOFR + 3.75%), 11/02/27 (a)	5,985	5,958
2023 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.50%), 02/09/30 (a)	975	969
Insulet Corporation
Term Loan B, 0.00%, (SOFR + 3.25%), 04/29/28 (a) (b)	160	160
Term Loan B, 8.52%, (SOFR + 3.25%), 04/29/28 (a)	746	745
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 0.00%, (SOFR + 4.25%), 01/25/29 (a) (b)	500	498
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (a)	6,060	6,029
International Textile Group, Inc
1st Lien Term Loan, 9.85%, (3 Month USD LIBOR + 5.00%), 04/19/24 (a)	4,035	1,826
1st Lien Term Loan, 10.02%, 04/19/24 (a)	29	13
ION Trading Finance Limited
2021 USD Term Loan, 9.91%, (3 Month USD LIBOR + 4.75%), 03/26/28 (a)	5,463	5,347
IRIS Holdings Inc.
Term Loan, 9.90%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	4,462	3,761
J&J Ventures Gaming, LLC
Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,395	5,329
Jazz Financing Lux S.a.r.l.
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 04/22/28 (a)	5,280	5,272
kdc/one Development Corporation, Inc.
2020 Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 12/21/25 (a)	992	964
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.10%, (SOFR + 4.75%), 02/04/26 (a)	7,492	7,098
Knight Health Holdings LLC
Term Loan B, 10.40%, (1 Month USD LIBOR + 5.25%), 12/15/28 (a)	6,996	2,833
KNS Acquisition Corp.
Term Loan, 11.52%, (3 Month USD LIBOR + 6.25%), 04/16/27 (a)	405	329
Koppers Inc.
2023 Term Loan B, 9.07%, (SOFR + 4.00%), 03/10/30 (a) (d)	209	208
2023 Term Loan B, 9.25%, (SOFR + 4.00%), 03/10/30 (a) (d)	210	209

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
KUEHG Corp.
2023 Term Loan, 10.15%, (3 Month Term SOFR + 5.00%), 05/22/30 (a)	1,790	1,770
LaserShip, Inc.
2021 Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 04/30/28 (a)	354	290
Learning Care Group, Inc.
2018 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 03/13/25 (a) (b)	440	439
Life Time Fitness Inc
2023 Term Loan B, 9.80%, (3 Month Term SOFR + 4.50%), 01/15/26 (a)	220	220
Lonza Group AG
USD Term Loan B, 9.08%, (3 Month USD LIBOR + 4.00%), 04/29/28 (a)	9,300	7,838
LSF11 Trinity Bidco, Inc.
Term Loan, 9.65%, (3 Month Term SOFR + 4.50%), 04/27/30 (a)	110	109
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 08/15/25 (a)	1,624	1,557
2019 Term Loan, 9.94%, (1 Month USD LIBOR + 4.75%), 07/24/26 (a) (c)	986	959
Madison IAQ LLC
Term Loan, 0.00%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a) (b)	775	758
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.03%, (3 Month USD LIBOR + 4.75%), 05/04/28 (a)	6,288	4,714
MajorDrive Holdings IV LLC
Term Loan B, 9.50%, (3 Month USD LIBOR + 4.00%), 05/12/28 (a)	3,000	2,922
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.03%, (SOFR + 3.00%), 10/15/27 (a) (c)	477	476
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (a)	490	489
Mattress Firm Inc
2021 Term Loan B, 9.95%, (3 Month USD LIBOR + 4.25%), 09/21/28 (a)	241	235
MED ParentCo LP
1st Lien Term Loan, 9.40%, (1 Month USD LIBOR + 4.25%), 08/01/26 (a)	990	916
Medallion Midland Acquisition, LLC
2021 Term Loan, 8.91%, (3 Month Term SOFR + 3.75%), 10/18/28 (a)	2,673	2,648
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.15%, (1 Month USD LIBOR + 4.00%), 11/18/28 (a)	2,484	2,103
Medline Borrower, LP
USD Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/30/28 (a)	9,243	9,131
Mileage Plus Holdings LLC
2020 Term Loan B, 10.76%, (3 Month USD LIBOR + 5.25%), 12/31/23 (a)	1,835	1,904
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.73%, (3 Month USD LIBOR + 4.25%), 08/17/28 (a)	2,787	2,480
Naked Juice LLC
Term Loan, 8.25%, (SOFR + 3.25%), 01/20/29 (a) (c)	3,468	3,220
2nd Lien Term Loan, 11.00%, (SOFR + 6.00%), 01/25/30 (a)	5,023	3,955
Natgasoline LLC
Term Loan B, 8.69%, (1 Month USD LIBOR + 3.50%), 10/31/25 (a)	489	482
NCR Corporation
2019 Term Loan, 7.78%, (3 Month USD LIBOR + 2.50%), 04/12/25 (a)	750	747
Neptune Bidco US Inc
2022 USD Term Loan A, 9.66%, (SOFR + 4.75%), 10/11/28 (a)	445	385
2022 USD Term Loan B, 10.00%, (SOFR + 5.00%), 04/11/29 (a)	6,535	5,738
New Arclin U.S. Holding Corp.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 09/22/28 (a)	991	923
Northwest Fiber, LLC
2021 Term Loan, 8.94%, (SOFR + 3.75%), 04/30/27 (a)	990	967
Nouryon Finance B.V.
2023 USD Term Loan B, 9.32%, (SOFR + 4.00%), 04/03/28 (a)	240	237
Olaplex, Inc
2022 Term Loan, 8.74%, (SOFR + 3.50%), 02/17/29 (a)	3,974	3,706
Olympus Water US Holding Corporation
Term Loan, 0.00%, (SOFR + 5.00%), 11/09/28 (a) (b)	245	236
2022 Incremental Term Loan, 9.50%, (3 Month Term SOFR + 4.50%), 11/09/28 (a)	990	952
One Call Corporation
2021 Term Loan, 10.83%, (3 Month USD LIBOR + 5.50%), 04/08/27 (a)	2,895	2,055
Open Text Corporation
2022 Term Loan B, 8.75%, (SOFR + 3.50%), 11/16/29 (a)	4,072	4,089
Optiv Security, Inc.
2023 Term Loan, 10.34%, (SOFR + 5.25%), 08/17/26 (a)	325	309
Organon & Co
USD Term Loan , 8.25%, (3 Month USD LIBOR + 3.00%), 04/07/28 (a)	500	499
Oscar AcquisitionCo, LLC
Term Loan B, 9.50%, (3 Month Term SOFR + 4.50%), 04/29/29 (a)	633	618
Owens & Minor, Inc.
2022 Term Loan B, 8.71%, (6 Month Term SOFR + 3.75%), 03/23/29 (a)	1,373	1,370
2022 Term Loan B, 8.75%, (SOFR + 3.75%), 03/23/29 (a)	10	10
2022 Term Loan B, 9.00%, (6 Month Term SOFR + 3.75%), 03/23/29 (a)	2,252	2,247
Pacific Gas And Electric Company
2020 Term Loan B1, 8.19%, (1 Month USD LIBOR + 3.00%), 06/18/25 (a)	8,476	8,456
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 11/30/27 (a)	990	974
Padagis LLC
Term Loan B, 9.97%, (3 Month USD LIBOR + 4.75%), 06/30/28 (a)	4,000	3,770
Par Petroleum, LLC
2023 Term Loan B, 9.61%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	194	191
Parexel International Corporation
2021 1st Lien Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 08/10/28 (a) (b)	250	248
2021 1st Lien Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 08/10/28 (a)	992	984
Patagonia Holdco LLC
Term Loan B1, 10.79%, (SOFR + 5.75%), 08/01/29 (a)	115	97
Term Loan B1, 10.79%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (c)	556	470
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.40%, (3 Month USD LIBOR + 4.25%), 11/04/28 (a)	9	7
Pelican Products, Inc.
2021 Term Loan, 9.41%, (3 Month USD LIBOR + 4.25%), 11/16/28 (a)	5,894	5,326
Plaze, Inc.
2019 Term Loan B, 8.77%, (Prime + 2.50%), 07/17/26 (a)	1,828	1,708
2020 Incremental Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 08/03/26 (a)	980	915
PMHC II, Inc.
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	4,540	3,989
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.72%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	3,075	2,417
2018 1st Lien Term Loan, 9.83%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	2,628	2,066

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Polaris Newco LLC
USD Term Loan B, 9.16%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	8,556	7,858
PRA Health Sciences, Inc.
US Term Loan, 7.41%, (3 Month USD LIBOR + 2.25%), 06/16/28 (a)	206	206
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 9.22%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	2,585	1,922
2021 1st Lien Term Loan, 9.51%, (3 Month USD LIBOR + 4.00%), 09/22/28 (a)	850	632
2021 2nd Lien Term Loan, 11.97%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	516
2021 2nd Lien Term Loan, 12.26%, (3 Month USD LIBOR + 6.75%), 09/22/29 (a)	1,000	516
Primary Products Finance LLC
Term Loan, 9.04%, (3 Month USD LIBOR + 4.00%), 10/25/28 (a)	5,955	5,930
Prime Security Services Borrower, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 2.75%), 09/23/26 (a) (b)	2,300	2,298
Proampac PG Borrower LLC
2020 Term Loan, 8.93%, (Prime + 2.75%), 11/03/25 (a)	804	794
2020 Term Loan, 9.01%, (Prime + 2.75%), 11/03/25 (a)	2,436	2,407
2020 Term Loan, 9.14%, (Prime + 2.75%), 11/03/25 (a)	40	40
Proofpoint, Inc.
1st Lien Term Loan, 8.40%, (3 Month USD LIBOR + 3.25%), 06/09/28 (a)	990	968
Quest Software US Holdings Inc.
2022 Term Loan, 9.45%, (SOFR + 4.25%), 01/19/29 (a)	6,341	4,898
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 7.78%, (1 Month USD LIBOR + 2.63%), 11/03/23 (a)	3,426	3,415
Rackspace Technology Global, Inc.
2021 Term Loan B, 8.00%, (3 Month USD LIBOR + 2.75%), 02/02/28 (a)	990	448
Radiology Partners Inc
2018 1st Lien Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 06/28/25 (a)	6,304	4,726
Rand Parent, LLC
2023 Term Loan B, 9.13%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	4,609	4,320
RealPage, Inc
1st Lien Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/28 (a)	3,808	3,722
Red Planet Borrower, LLC
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 09/23/28 (a)	5,033	4,228
Red Ventures, LLC
2023 Term Loan B, 8.15%, (3 Month Term SOFR + 3.00%), 02/24/30 (a)	349	346
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 9.02%, (3 Month USD LIBOR + 3.75%), 11/09/25 (a)	4,000	3,697
RelaDyne Inc.
2022 Term Loan B, 9.40%, (SOFR + 4.25%), 01/25/29 (a)	1,485	1,444
Renaissance Holding Corp.
2023 Refi Term Loan, 9.90%, (1 Month USD LIBOR + 3.25%), 05/21/25 (a)	845	833
Restoration Hardware, Inc.
Term Loan B, 7.65%, (1 Month USD LIBOR + 2.50%), 10/15/28 (a)	266	256
RLG Holdings, LLC
2021 Term Loan, 9.40%, (1 Month USD LIBOR + 4.00%), 07/02/28 (a)	3,175	3,012
Roper Industrial Products Investment Company LLC
USD Term Loan , 9.40%, (SOFR + 4.50%), 11/22/29 (a)	5,040	5,015
USD Term Loan , 0.00%, (SOFR + 4.50%), 01/27/30 (a) (b)	500	498
Runner Buyer, Inc.
2021 Term Loan B, 10.65%, (3 Month USD LIBOR + 5.50%), 10/08/28 (a)	6,087	4,660
Scientific Games Holdings LP
2022 USD Term Loan B, 8.42%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	6,448	6,363
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	6,865	6,107
2017 2nd Lien Term Loan, 13.73%, (3 Month USD LIBOR + 8.25%), 06/30/25 (a)	400	309
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.90%, (3 Month Term SOFR + 3.75%), 02/16/28 (a)	4,945	4,909
Shearer's Foods, Inc.
2021 Term Loan, 8.77%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	4,706	4,641
Sigma Bidco B.V.
2018 USD Term Loan B2, 7.46%, (SOFR + 3.00%), 03/07/25 (a)	5,065	5,018
Solis IV BV
USD Term Loan B1, 0.00%, (3 Month Term SOFR + 3.50%), 02/09/29 (a) (b)	280	265
USD Term Loan B1, 8.67%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	9,051	8,562
Sophia, L.P.
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	1,485	1,467
Sovos Compliance, LLC
2021 Term Loan, 9.65%, (1 Month USD LIBOR + 4.50%), 08/11/28 (a)	499	480
Spa Holdings 3 Oy
USD Term Loan B, 8.91%, (3 Month USD LIBOR + 3.75%), 03/18/28 (a)	300	279
Spectrum Holdings III Corp.
1st Lien Term Loan, 8.83%, (1 Month USD LIBOR + 3.25%), 01/26/25 (a)	4,628	4,598
Spin Holdco Inc.
2021 Term Loan, 9.23%, (3 Month USD LIBOR + 4.00%), 02/26/28 (a)	6,758	5,768
SRS Distribution Inc.
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 05/20/28 (a)	250	242
2022 Incremental Term Loan, 8.75%, (SOFR + 3.25%), 06/02/28 (a)	1,041	1,014
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.25%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	5,530	5,295
Staples, Inc.
7 Year Term Loan, 10.30%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	4,116	3,509
Starfruit Finco B.V
2023 Term Loan B, 8.99%, (3 Month Term SOFR + 4.00%), 03/02/28 (a)	2,665	2,637
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (a)	4,928	4,932
Station Casinos LLC
2020 Term Loan B, 7.41%, (1 Month USD LIBOR + 2.25%), 01/30/27 (a)	990	986
Sunshine Investments B.V.
2022 USD Term Loan, 9.34%, (3 Month Term SOFR + 4.25%), 05/05/29 (a)	5,631	5,603
Talen Energy Supply, LLC
2023 Term Loan B, 9.59%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	1,653	1,645
2023 Term Loan C, 9.59%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	1,339	1,333
Tempo Acquisition LLC
2022 Term Loan B, 8.10%, (SOFR + 3.00%), 08/31/28 (a) (c)	990	990
Titan Acquisition Limited
2018 Term Loan B, 8.15%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	3,620	3,528
TKC Holdings, Inc.
2021 Term Loan, 10.65%, (1 Month USD LIBOR + 5.50%), 05/03/28 (a)	3,407	3,161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Topgolf Callaway Brands Corp.
Term Loan B, 8.75%, (3 Month Term SOFR + 3.50%), 03/14/30 (a)	838	837
TransDigm, Inc.
2023 Term Loan I, 8.15%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	8,481	8,473
Traverse Midstream Partners LLC
2017 Term Loan, 8.94%, (SOFR + 3.75%), 09/22/24 (a)	5,935	5,875
Trident TPI Holdings, Inc.
2021 Incremental Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	2,150	2,113
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.65%, (1 Month USD LIBOR + 2.50%), 05/03/28 (a)	736	581
Triton Water Holdings, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a) (b)	155	150
Term Loan, 8.66%, (3 Month USD LIBOR + 3.50%), 03/16/28 (a)	7,489	7,227
TTM Technologies, Inc.
2023 Term Loan B, 7.89%, (SOFR + 2.75%), 05/23/30 (a)	877	875
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.42%, (1 Month USD LIBOR + 4.25%), 09/22/28 (a)	4,286	4,018
Uber Technologies, Inc.
2023 Term Loan B, 8.00%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	1,548	1,548
2023 Term Loan B, 8.03%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	3,583	3,580
UFC Holdings, LLC
2021 Term Loan B, 8.04%, (3 Month USD LIBOR + 2.75%), 04/29/26 (a)	1,943	1,939
Ultimate Software Group Inc (The)
Term Loan B, 8.90%, (3 Month USD LIBOR + 3.75%), 04/08/26 (a)	2,474	2,438
2021 Term Loan, 8.27%, (3 Month USD LIBOR + 3.25%), 05/03/26 (a)	1,485	1,456
2023 Incremental Term Loan, 9.78%, (SOFR + 4.50%), 05/03/26 (a)	150	150
United Airlines, Inc.
2021 Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	3,157	3,151
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 12/30/26 (a)	990	733
Upstream Rehabilition, Inc.
2021 Term Loan, 9.41%, (SOFR + 4.25%), 11/20/26 (a)	833	739
USI, Inc.
2022 Incremental Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 11/16/29 (a)	990	987
Vaco Holdings, LLC
2022 Term Loan, 10.05%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	5,121	4,664
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 9.90%, (3 Month Term SOFR + 4.75%), 10/26/26 (a)	3,375	3,272
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.48%, (3 Month USD LIBOR + 4.00%), 08/09/25 (a)	3,156	2,963
Veritas US Inc.
2021 USD Term Loan B, 10.15%, (3 Month USD LIBOR + 5.00%), 09/01/25 (a)	806	655
Verscend Holding Corp.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 08/27/25 (a)	5,005	4,998
Vertical US Newco Inc
Term Loan B, 0.00%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a) (b)	305	302
Term Loan B, 8.60%, (6 Month USD LIBOR + 3.50%), 07/29/27 (a)	—	—
Vertiv Group Corporation
2021 Term Loan B, 7.94%, (1 Month USD LIBOR + 2.75%), 03/02/27 (a)	8,117	8,079
VFH Parent LLC
2022 Term Loan B, 8.19%, (SOFR + 3.00%), 01/07/29 (a)	990	985
ViaSat, Inc.
Term Loan, 9.65%, (SOFR + 4.50%), 02/23/29 (a)	3,618	3,492
Virgin Pulse, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 03/30/28 (a) (b)	85	80
2021 Term Loan, 9.27%, (1 Month USD LIBOR + 4.00%), 03/30/28 (a)	249	235
VS Buyer, LLC
Term Loan B, 8.52%, (3 Month USD LIBOR + 3.00%), 02/19/27 (a)	459	452
Walker & Dunlop, Inc.
2023 Incremental Term Loan B, 8.25%, (SOFR + 3.00%), 12/14/28 (a)	259	259
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 10.65%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	11	8
2018 1st Lien Term Loan, 10.98%, (3 Month USD LIBOR + 5.50%), 09/25/25 (a)	4,305	3,168
WH Borrower, LLC
2023 Incremental Term Loan, 10.49%, (SOFR + 5.50%), 02/15/27 (a) (d)	820	806
Whatabrands LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 07/21/28 (a)	990	983
Wilsonart LLC
2021 Term Loan E, 8.71%, (3 Month USD LIBOR + 3.25%), 12/19/26 (a)	6,941	6,829
Windsor Holdings III, LLC
Term Loan, 0.00%, (SOFR + 4.50%), 06/21/30 (a) (b)	2,248	2,206
Windstream Services, LLC
2020 Exit Term Loan B, 11.50%, (SOFR + 6.25%), 08/24/27 (a)	990	921
Zayo Group Holdings, Inc.
USD Term Loan , 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/27 (a)	1,500	1,174
Zep Inc.
2017 1st Lien Term Loan, 9.16%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,069
		823,517
Industrials 4.3%
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 8.90%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	5,234	5,132
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.25%, (1 Month Term SOFR + 5.00%), 02/14/28 (a)	74	72
BrightView Landscapes, LLC
2022 Term Loan B, 8.40%, (1 Month Term SOFR + 3.25%), 04/14/29 (a)	639	628
Brookfield WEC Holdings Inc.
2022 Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 08/01/25 (a)	1,990	1,990
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 02/07/26 (a)	990	972
2021 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	249	243
CP Atlas Buyer, Inc.
2021 Term Loan B, 9.00%, (1 Month USD LIBOR + 3.50%), 11/23/27 (a)	6,211	5,832
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.65%, (1 Month Term SOFR + 3.75%), 03/05/27 (a)	499	483
DG Investment Intermediate Holdings 2, Inc.
2022 Incremental Term Loan, 9.90%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	393	385
Entegris, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 07/06/29 (a) (b)	500	500
2023 Term Loan B, 7.90%, (1 Month Term SOFR + 2.75%), 07/06/29 (a)	216	216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Griffon Corporation
Term Loan B, 7.64%, (1 Month Term SOFR + 2.50%), 01/24/29 (a)	984	979
Kestrel Bidco Inc.
Term Loan B, 8.25%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	6,148	5,951
LBM Acquisition LLC
Term Loan B, 8.90%, (1 Month USD LIBOR + 3.75%), 12/08/27 (a)	325	311
LCPR Loan Financing LLC
2021 Term Loan B, 8.94%, (1 Month USD LIBOR + 3.75%), 09/25/28 (a)	500	498
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.65%, (1 Month USD LIBOR + 4.50%), 11/23/28 (a)	2,436	2,369
Osmose Utilities Services, Inc.
Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 06/18/28 (a)	990	969
Pathway Vet Alliance LLC
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 03/31/27 (a)	1,485	1,307
Pike Corporation
2021 Incremental Term Loan B, 8.27%, (1 Month USD LIBOR + 3.00%), 01/15/28 (a)	2,000	1,990
PUG LLC
USD Term Loan , 8.65%, (1 Month USD LIBOR + 3.50%), 01/31/27 (a)	4,491	3,980
SITEL Worldwide Corporation
2021 USD Term Loan, 8.91%, (1 Month USD LIBOR + 3.75%), 07/28/28 (a)	6,884	6,718
Smyrna Ready Mix Concrete, LLC
Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 03/24/29 (a) (b)	1,000	999
Term Loan B, 9.50%, (1 Month Term SOFR + 4.25%), 03/24/29 (a)	6,075	6,067
Trans Union, LLC
2019 Term Loan B5, 7.00%, (1 Month USD LIBOR + 1.75%), 11/13/26 (a)	988	985
U.S. Silica Company
2023 Term Loan B, 10.00%, (1 Month Term SOFR + 4.75%), 03/16/30 (a)	282	279
White Cap Buyer LLC
Term Loan B, 8.90%, (1 Month Term SOFR + 3.75%), 10/08/27 (a)	250	247
		50,102
Communication Services 3.8%
Carnival Corporation
USD Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 06/29/25 (a)	6,841	6,826
Charter Communications Operating, LLC
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	2,479	2,463
2019 Term Loan B2, 6.90%, (1 Month Term SOFR + 1.75%), 02/01/27 (a)	6	6
Connect Finco Sarl
2021 Term Loan B, 8.66%, (1 Month USD LIBOR + 3.50%), 12/11/26 (a)	249	249
Consolidated Communications, Inc.
2021 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 09/15/27 (a)	5,020	4,419
CSC Holdings, LLC
2022 Term Loan B6, 9.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	1,500	1,380
Dotdash Meredith Inc
Term Loan B, 9.26%, (1 Month Term SOFR + 4.00%), 11/23/28 (a)	992	903
Fluidra, S.A.
2022 USD Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/21/29 (a)	451	448
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.15%, (1 Month USD LIBOR + 4.00%), 10/08/27 (a)	162	161
Level 3 Financing Inc.
2019 Term Loan B, 7.02%, (1 Month USD LIBOR + 1.75%), 03/01/27 (a)	6,125	5,692
MH Sub I, LLC
2023 Term Loan, 9.42%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	5,874	5,627
Radiate Holdco, LLC
2021 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 09/25/26 (a)	5,085	4,229
Univision Communications Inc.
2022 Term Loan B, 8.40%, (1 Month USD LIBOR + 3.25%), 05/06/28 (a)	1,565	1,531
Virgin Media Bristol LLC
USD Term Loan N, 7.69%, (1 Month USD LIBOR + 2.50%), 10/03/27 (a)	10,000	9,902
		43,836
Consumer Discretionary 3.7%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (a)	4,676	4,639
Academy, Ltd.
2021 Term Loan, 8.92%, (1 Month USD LIBOR + 3.75%), 11/05/27 (a)	357	357
Adient US LLC
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 04/30/28 (a)	5,120	5,116
American Trailer World Corp.
Term Loan B, 9.00%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	4,861	4,361
BBB Industries LLC
2022 Term Loan, 10.50%, (1 Month Term SOFR + 5.25%), 06/30/29 (a)	4,672	4,423
Clarios Global LP
2023 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 04/20/30 (a)	3,711	3,698
CWGS Group, LLC
2021 Term Loan B, 7.66%, (1 Month USD LIBOR + 2.50%), 05/25/28 (a)	918	874
EG America LLC
2018 USD Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 02/06/25 (a) (b)	1,220	1,198
Empire Today, LLC
2021 Term Loan B, 10.15%, (1 Month USD LIBOR + 5.00%), 04/01/28 (a)	—	—
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 7.90%, (1 Month USD LIBOR + 2.75%), 10/19/27 (a)	2,898	2,855
Pilot Travel Centers LLC
2021 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	987	985
Playa Resorts Holding B.V.
2022 Term Loan B, 9.34%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	279	278
Scientific Games International, Inc.
2022 USD Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	6,650	6,632
Sweetwater Borrower, LLC
Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 12/31/24 (a)	4,341	4,103
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.65%, (1 Month USD LIBOR + 2.50%), 05/03/28 (a)	3,448	2,719
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.45%, (1 Month Term SOFR + 2.25%), 05/19/30 (a)	455	455
		42,693
Financials 2.3%
Acrisure, LLC
2020 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	3,993	3,869
Advisor Group, Inc.
2021 Term Loan, 9.65%, (1 Month USD LIBOR + 4.50%), 07/31/26 (a)	2,444	2,445
AmWINS Group, Inc.
2023 Incremental Term Loan B, 8.00%, (1 Month Term SOFR + 2.75%), 02/19/28 (a)	175	174
Asurion LLC
2020 Term Loan B8, 8.40%, (1 Month USD LIBOR + 3.25%), 12/31/23 (a)	4,521	4,347

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
2021 2nd Lien Term Loan B3, 10.40%, (1 Month USD LIBOR + 5.25%), 02/05/28 (a)	3,500	2,968
2021 Second Lien Term Loan B4, 10.40%, (1 Month USD LIBOR + 5.25%), 01/15/29 (a)	4,500	3,763
Broadstreet Partners, Inc.
2023 Term Loan B3, 9.16%, (1 Month Term SOFR + 4.00%), 01/26/29 (a)	460	457
Jane Street Group, LLC
2021 Term Loan, 8.02%, (1 Month USD LIBOR + 2.75%), 01/21/28 (a)	5,964	5,945
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.52%, (1 Month USD LIBOR + 4.25%), 11/04/28 (a)	4,060	3,310
		27,278
Information Technology 2.2%
Ascend Learning, LLC
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 11/18/28 (a) (b)	330	310
2021 Term Loan, 8.75%, (1 Month USD LIBOR + 3.50%), 11/18/28 (a)	663	622
Athenahealth Group, Inc.
2022 Term Loan B, 8.59%, (1 Month Term SOFR + 3.50%), 01/27/29 (a)	1,726	1,659
Banff Merger Sub Inc
2021 USD 2nd Lien Term Loan, 10.65%, (1 Month USD LIBOR + 5.50%), 03/23/26 (a)	2,000	1,942
ConnectWise, LLC
2021 Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 09/23/28 (a)	990	962
Galaxy US Opco Inc.
Term Loan, 9.90%, (1 Month Term SOFR + 4.75%), 04/19/29 (a)	1,242	1,164
McAfee, LLC
2022 USD Term Loan B, 9.01%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	3,199	3,055
MKS Instruments, Inc.
2022 USD Term Loan B, 7.94%, (1 Month Term SOFR + 2.75%), 04/08/29 (a)	995	995
NortonLifeLock Inc.
2022 Term Loan B, 7.25%, (1 Month Term SOFR + 2.00%), 01/28/29 (a)	1,676	1,667
Park Place Technologies, LLC
2020 Term Loan, 10.25%, (1 Month Term SOFR + 5.00%), 11/10/27 (a)	468	454
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (a)	9,223	9,044
SkillSoft Corporation
2021 Term Loan, 10.51%, (1 Month Term SOFR + 5.25%), 12/31/24 (a)	2,900	2,521
SS&C Technologies Inc.
2018 Term Loan B5, 6.90%, (1 Month USD LIBOR + 1.75%), 04/15/25 (a)	1,199	1,197
2022 Term Loan B6, 7.50%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	239	238
2022 Term Loan B7, 7.50%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	360	358
		26,188
Materials 1.2%
Chemours Company (The)
2018 USD Term Loan B, 7.00%, (1 Month USD LIBOR + 1.75%), 03/27/25 (a)	1,484	1,470
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.43%, (1 Month Term SOFR + 4.17%), 03/30/29 (a)	1,980	1,946
Eastman Chemical Company
2021 Term Loan B, 10.52%, (1 Month USD LIBOR + 5.25%), 08/12/28 (a)	4,050	3,658
RelaDyne Inc.
2023 Incremental Term Loan, 10.15%, (1 Month Term SOFR + 5.00%), 12/23/28 (a)	3,500	3,452
RLG Holdings, LLC
2021 2nd Lien Term Loan, 12.65%, (1 Month USD LIBOR + 7.50%), 07/02/29 (a)	1,000	913
Trident TPI Holdings, Inc.
2023 USD Term Loan, 9.65%, (1 Month Term SOFR + 4.50%), 09/15/28 (a)	2,124	2,092
		13,531
Consumer Staples 0.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.02%, (1 Month USD LIBOR + 3.75%), 09/19/25 (a)	1,979	1,813
2021 Incremental Term Loan, 10.02%, (1 Month USD LIBOR + 4.75%), 10/01/25 (a)	1,950	1,802
Del Monte Foods, Inc.
2022 Term Loan, 9.44%, (1 Month Term SOFR + 4.25%), 02/15/29 (a)	995	961
WOOF Holdings, Inc
1st Lien Term Loan, 8.95%, (1 Month USD LIBOR + 3.75%), 12/16/27 (a)	990	968
		5,544
Health Care 0.3%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 03/26/25 (a)	1,644	1,581
Avantor Funding, Inc.
2021 Term Loan B5, 7.50%, (1 Month USD LIBOR + 2.25%), 11/08/27 (a)	415	414
Help At Home, Inc.
2023 Delayed Draw Term Loan, 10.26%, (1 Month Term SOFR + 5.00%), 10/29/27 (a)	140	136
Surgery Center Holdings, Inc.
2021 Term Loan, 8.90%, (1 Month USD LIBOR + 3.75%), 08/31/26 (a)	1,798	1,795
		3,926
Energy 0.3%
ITT Holdings LLC
2021 Term Loan, 8.02%, (1 Month Term SOFR + 2.75%), 07/30/28 (a)	2,990	2,959
Total Senior Floating Rate Instruments (cost $1,089,347)		1,039,574
CORPORATE BONDS AND NOTES 5.8%
Financials 1.2%
Acrisure, LLC
7.00%, 11/15/25 (e)	2,125	2,057
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (e)	365	360
Bank of America Corporation
6.25%, (100, 09/05/24) (f)	270	267
Deutsche Bank Aktiengesellschaft
3.74%, 01/07/33 (g)	2,495	1,822
Icahn Enterprises L.P.
5.25%, 05/15/27	2,820	2,432
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,541
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	3,000	2,413
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (e)	2,348	1,891
		13,783
Energy 1.0%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (e)	3,760	3,637
Baytex Energy Corp.
8.50%, 04/30/30 (e)	2,295	2,242
Callon Petroleum Company
7.50%, 06/15/30 (e)	1,880	1,775
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	120	118
6.38%, 06/15/26 (e)	45	43
Energy Transfer LP
9.35%, (3 Month USD LIBOR + 4.03%), (100, 07/27/23) (a) (f)	1,010	906
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (e)	2,885	2,629
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	90	84
6.50%, 09/30/26 (e)	495	443
		11,877

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.0%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (e)	165	166
Carnival Corporation
5.75%, 03/01/27 (e)	2,815	2,590
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (e)	1,325	1,137
Macys Retail Holdings
5.88%, 03/15/30 (e)	2,650	2,361
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	1,350	1,070
PM General Purchaser LLC
9.50%, 10/01/28 (e)	2,309	2,268
Rivian Holdings LLC
11.31%, (6 Month USD LIBOR + 6.00%), 10/15/26 (a) (e)	1,670	1,607
Univision Communications Inc.
6.63%, 06/01/27 (e)	260	251
		11,450
Communication Services 0.9%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (e)	1,614	1,266
Dish Network Corporation
11.75%, 11/15/27 (e)	420	411
Iliad Holding
7.00%, 10/15/28 (e)	2,936	2,709
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	2,064	1,952
Liberty Media Corporation
8.25%, 02/01/30	1,745	615
Stagwell Inc.
5.63%, 08/15/29 (e)	1,805	1,554
Telesat Canada
6.50%, 10/15/27 (e)	2,102	886
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	1,132	802
		10,195
Health Care 0.6%
DaVita Inc.
3.75%, 02/15/31 (e)	3,250	2,606
Organon & Co.
5.13%, 04/30/31 (e)	2,675	2,207
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	1,743	1,799
8.13%, 09/15/31	627	656
		7,268
Industrials 0.5%
American Airlines, Inc.
7.25%, 02/15/28 (e)	2,300	2,288
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (e)	2,577	2,543
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	621	590
4.63%, 04/15/29 (e)	856	780
		6,201
Information Technology 0.3%
AMS-Osram AG
7.00%, 07/31/25 (e)	376	331
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	205	179
NCR Corporation
5.13%, 04/15/29 (e)	2,650	2,346
Seagate HDD Cayman
8.25%, 12/15/29 (e)	360	376
8.50%, 07/15/31 (e)	495	519
		3,751
Materials 0.2%
First Quantum Minerals Ltd
8.63%, 06/01/31 (e)	1,825	1,874
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (e)	1,062	904
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	270	227
Total Corporate Bonds And Notes (cost $71,296)		67,530
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (h)	112	154
iHeartMedia, Inc. - Class A (h)	48	174
		328
Health Care 0.0%
Inotiv, Inc. (h)	3	15
Energy 0.0%
Vantage Drilling International (h)	—	10
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (d) (h)	21	4
Financials 0.0%
AFGlobal Corporation (d) (i)	39	—
Freedom Group Inc. (d) (h)	57	—
Total Common Stocks (cost $7,579)		357
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (d) (h) (j)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.78% (k) (l)	34,040	34,040
Total Short Term Investments (cost $34,040)		34,040
Total Investments 98.2% (cost $1,202,262)		1,141,501
Other Assets and Liabilities, Net 1.8%		20,944
Total Net Assets 100.0%		1,162,445

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $56,265 and 4.8% of the Fund.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Convertible security.

(h) Non-income producing security.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any,

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,037,423	2,151	1,039,574
Corporate Bonds And Notes	—	67,530	—	67,530
Common Stocks	353	—	4	357
Other Equity Interests	—	—	—	—
Short Term Investments	34,040	—	—	34,040
	34,393	1,104,953	2,155	1,141,501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 89.1%
Energy 16.5%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	3,459	3,332
5.38%, 06/15/29 (a)	2,422	2,249
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	13,085	12,656
Baytex Energy Corp.
8.50%, 04/30/30 (a)	6,963	6,803
Bip-V Chinook
5.50%, 06/15/31 (a)	13,451	12,093
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	2,705	2,734
6.63%, 07/15/26 (a)	1,772	1,753
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	2,018
5.60%, 10/15/44	1,477	1,086
Callon Petroleum Company
6.38%, 07/01/26 (b)	8,134	7,913
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	5,545	4,575
5.95%, 06/30/33 (a)	1,700	1,706
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	10,700	10,507
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	4,617	4,688
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	5,236	4,935
DT Midstream, Inc.
4.38%, 06/15/31 (a)	982	847
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,760	6,587
Energean Israel Finance Ltd
4.88%, 03/30/26 (c)	11,031	10,245
Energy Transfer LP
6.50%, (100, 08/15/26) (d)	1,017	918
6.75%, (100, 05/15/25) (d)	3,033	2,726
7.13%, (100, 05/15/30) (d)	2,228	1,895
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	953	952
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,480
7.50%, 06/01/27 (a)	2,337	2,360
4.50%, 01/15/29 (a)	5,249	4,684
4.75%, 01/15/31 (a)	2,846	2,492
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	8,565
5.75%, 02/01/29 (a)	1,909	1,740
6.00%, 04/15/30 (a)	2,179	1,987
Husky Energy Inc.
13.00%, 02/15/25 (a) (e)	10,219	9,310
ITT Holdings LLC
6.50%, 08/01/29 (a)	9,953	8,365
Kinetik Holdings LP
5.88%, 06/15/30 (a)	6,030	5,734
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	3,011	2,641
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,557	5,286
Noble Finance II LLC
8.00%, 04/15/30 (a)	1,164	1,182
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,240
5.63%, 04/28/27	4,458	4,285
Occidental Petroleum Corporation
6.95%, 07/01/24	3,166	3,197
8.88%, 07/15/30	2,690	3,091
6.45%, 09/15/36	1,648	1,696
7.95%, 06/15/39	1,858	2,109
Ovintiv Canada ULC
5.65%, 05/15/28	3,470	3,406
6.25%, 07/15/33	1,919	1,894
PDV America, Inc.
9.25%, 08/01/24 (a)	4,705	4,707
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	5,117	5,094
Southwestern Energy Company
8.38%, 09/15/28 (b)	3,143	3,278
5.38%, 03/15/30	5,580	5,207
4.75%, 02/01/32	5,964	5,269
Transocean Inc
8.00%, 02/01/27 (a)	4,055	3,677
8.75%, 02/15/30 (a)	1,544	1,568
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	5,336	5,447
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	3,713	3,566
Var Energi ASA
8.00%, 11/15/32 (a)	3,460	3,674
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	3,483	3,542
8.38%, 06/01/31 (a)	3,483	3,517
		232,508
Financials 13.7%
Acrisure, LLC
7.00%, 11/15/25 (a)	8,690	8,412
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a) (b)	5,718	5,777
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,535	1,576
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	3,425	3,455
Citigroup Inc.
5.00%, (100, 09/12/24) (d)	9,326	8,686
Corebridge Financial, Inc.
6.88%, 12/15/52	3,720	3,563
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	157	155
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	12,015	10,146
EG Global Finance PLC
6.75%, 02/07/25 (a)	9,299	9,008
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,333	2,260
5.13%, 06/16/25	2,122	2,061
6.95%, 06/10/26	2,888	2,903
4.27%, 01/09/27	8,894	8,236
4.95%, 05/28/27	650	613
4.13%, 08/17/27	1,930	1,760
3.82%, 11/02/27	1,023	916
7.35%, 11/04/27	1,646	1,684
6.80%, 05/12/28	3,391	3,399
2.90%, 02/10/29	9,813	8,132
7.20%, 06/10/30	1,674	1,691
HUB International Limited
7.00%, 05/01/26 (a)	4,541	4,533
Icahn Enterprises L.P.
6.25%, 05/15/26	11,419	10,404
5.25%, 05/15/27	4,778	4,120
4.38%, 02/01/29	4,328	3,412
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	1,263	954
Markel Group Inc.
6.00%, (100, 06/01/25) (d)	4,653	4,500
Morgan Stanley
5.25%, 04/21/34	4,640	4,577
Navient Corporation
6.13%, 03/25/24	5,433	5,385
NFP Corp.
7.50%, 10/01/30 (a)	2,488	2,413
OneMain Finance Corporation
6.13%, 03/15/24	1,580	1,574
6.88%, 03/15/25	2,945	2,913
7.13%, 03/15/26	1,677	1,651
3.50%, 01/15/27	8,076	6,945
3.88%, 09/15/28	2,710	2,216

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
5.38%, 11/15/29	2,550	2,177
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	7,511	7,121
5.75%, 09/15/31 (a)	9,451	7,698
PRA Group, Inc.
8.38%, 02/01/28 (a)	4,722	4,280
Stena International S.A R.L.
6.13%, 02/01/25 (a) (b)	7,457	7,286
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (d)	4,755	4,279
The Toronto-Dominion Bank
8.13%, 10/31/82 (f)	3,217	3,285
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	3,343	3,321
UBS Group AG
4.88%, (100, 02/12/27) (a) (d)	5,602	4,491
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a)	2,385	2,143
6.38%, 02/01/30 (a)	5,623	4,528
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	2,475	2,004
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		192,643
Consumer Discretionary 13.7%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	3,670	3,567
Bath & Body Works, Inc.
6.88%, 11/01/35	2,309	2,113
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,550	3,567
Carnival Corporation
5.75%, 03/01/27 (a)	16,867	15,516
4.00%, 08/01/28 (a)	11,441	10,135
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	4,653	4,337
Clarios Global LP
8.50%, 05/15/27 (a)	6,927	6,945
Dana Incorporated
5.38%, 11/15/27	1,146	1,093
5.63%, 06/15/28 (b)	2,410	2,280
4.25%, 09/01/30	362	304
4.50%, 02/15/32	6,920	5,741
EG Global Finance PLC
8.50%, 10/30/25 (a)	5,678	5,536
Ford Motor Company
6.63%, 10/01/28	2,051	2,102
9.63%, 04/22/30	2,174	2,527
5.29%, 12/08/46	1,388	1,140
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	9,725	9,207
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	1,714	1,522
4.88%, 07/01/31 (a)	1,544	1,295
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (e)	6,567	6,134
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	5,032	4,482
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,835	3,848
5.50%, 07/15/29 (a)	7,995	6,862
LKQ Corporation
6.25%, 06/15/33 (a)	1,852	1,865
Macys Retail Holdings
5.88%, 03/15/30 (a)	3,918	3,490
6.13%, 03/15/32 (a)	5,762	5,047
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	3,685	2,976
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	10,134	8,030
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (a)	4,361	3,762
MCE Finance Limited
5.38%, 12/04/29 (a)	10,364	8,506
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (a)	4,766	4,221
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,377	2,383
Odeon Finco PLC
12.75%, 11/01/27 (a)	2,151	2,118
PetSmart, Inc.
7.75%, 02/15/29 (a)	6,315	6,278
PM General Purchaser LLC
9.50%, 10/01/28 (a)	9,241	9,078
QVC, Inc.
4.38%, 09/01/28	2,605	1,496
5.45%, 08/15/34	4,211	2,000
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	3,596	3,649
Sands China Ltd
3.35%, 03/08/29 (i) (j)	4,570	3,804
3.75%, 08/08/31 (i) (j)	4,180	3,397
Scientific Games International, Inc.
7.00%, 05/15/28 (a)	1,000	998
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,352
Staples, Inc.
7.50%, 04/15/26 (a)	6,447	5,313
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	2,405	2,125
10.50%, 05/15/29 (a)	4,650	3,580
Travel + Leisure Co.
6.00%, 04/01/27 (i) (j)	158	153
4.50%, 12/01/29 (a)	3,236	2,776
4.63%, 03/01/30 (a)	1,142	967
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,289	2,232
		191,849
Communication Services 12.9%
Altice Financing S.A.
5.75%, 08/15/29 (a)	13,065	10,113
Altice France
6.00%, 02/15/28 (a)	1,901	926
Altice France Holding S.A.
5.50%, 10/15/29 (a)	5,493	3,948
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a) (b)	5,429	3,829
CCO Holdings, LLC
5.13%, 05/01/27 (a)	1,493	1,388
5.38%, 06/01/29 (a)	19,166	17,329
4.25%, 02/01/31 - 01/15/34 (a)	8,757	6,872
4.75%, 02/01/32 (a)	3,273	2,664
4.50%, 05/01/32	2,702	2,149
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,285
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	1,423	1,116
7.50%, 06/01/29 (a)	4,762	3,528
Connect Finco SARL
6.75%, 10/01/26 (a)	4,710	4,570
CSC Holdings, LLC
5.25%, 06/01/24 (b)	5,975	5,558
5.38%, 02/01/28 (a)	1,959	1,580
5.75%, 01/15/30 (a)	14,161	6,686
4.13%, 12/01/30 (a)	1,460	1,025
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (g) (h)	2,349	78
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	12,859	11,643
DISH DBS Corporation
7.75%, 07/01/26	8,606	5,278
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	3,315	3,239
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	3,082	2,659
Gray Television, Inc.
4.75%, 10/15/30 (a)	1,580	1,040
5.38%, 11/15/31 (a)	9,030	6,019
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hughes Satellite Systems Corporation
6.63%, 08/01/26	2,719	2,551
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,085
8.38%, 05/01/27	1,951	1,300
5.25%, 08/15/27 (a)	4,571	3,496
Iliad Holding
7.00%, 10/15/28 (a)	7,326	6,760
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	4,818	4,557
Level 3 Financing, Inc.
3.88%, 11/15/29 (a) (b)	5,890	4,697
10.50%, 05/15/30 (a) (b)	474	481
Liberty Media Corporation
8.25%, 02/01/30	6,661	2,347
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	4,209	3,439
3.88%, 09/01/31 (a)	7,126	5,512
Sprint Capital Corporation
6.88%, 11/15/28	1,622	1,720
Sprint Corporation
7.13%, 06/15/24	6,750	6,815
Stagwell Inc.
5.63%, 08/15/29 (a)	10,981	9,452
Telecom Italia SPA
5.30%, 05/30/24 (a)	308	300
Telesat Canada
5.63%, 12/06/26 (a)	5,387	3,322
6.50%, 10/15/27 (a)	6,349	2,675
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	3,880	2,750
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	6,525	5,482
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	9,963	8,301
		181,564
Industrials 10.3%
Air Canada
3.88%, 08/15/26 (a)	3,835	3,555
American Airlines, Inc.
7.25%, 02/15/28 (a)	8,437	8,392
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	7,375	6,872
Bombardier Inc.
7.50%, 03/15/25 (a)	721	723
7.13%, 06/15/26 (a)	5,514	5,477
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	7,709	6,710
Cimpress NV
7.00%, 06/15/26	7,900	7,170
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,362
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	10,808	10,664
9.75%, 08/01/27 (a)	1,000	1,036
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,798	4,096
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,322	4,641
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	10,014	8,590
Labl, Inc.
9.50%, 11/01/28 (a)	2,038	2,075
Masonite International Corporation
5.38%, 02/01/28 (a)	1,599	1,522
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	3,803	3,265
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a)	2,303	2,331
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (b)	5,768	4,270
Rand Parent LLC
8.50%, 02/15/30 (a) (b)	5,196	4,705
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (j)	3,540	3,517
Rolls-Royce PLC
5.75%, 10/15/27 (a)	7,560	7,395
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	4,145	3,690
Summit Materials, LLC
5.25%, 01/15/29 (a)	3,952	3,737
Terex Corporation
5.00%, 05/15/29 (a)	4,442	4,158
TransDigm Inc.
6.25%, 03/15/26 (a)	9,550	9,503
6.75%, 08/15/28 (a)	3,566	3,585
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,874
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (a)	7,690	7,859
4.50%, 08/15/29 (a)	1,620	1,491
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	5,192	4,948
XPO, Inc.
7.13%, 06/01/31 (a)	3,463	3,492
		144,705
Health Care 6.8%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	3,621	2,318
Centene Corporation
2.50%, 03/01/31	1,963	1,564
DaVita Inc.
3.75%, 02/15/31 (a)	11,015	8,833
IQVIA Inc.
5.00%, 05/15/27 (a)	3,764	3,626
Legacy Lifepoint Health, LLC
6.75%, 04/15/25 (a)	6,436	5,978
4.38%, 02/15/27 (a)	7,061	5,519
5.38%, 01/15/29 (a)	3,425	2,024
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	2,525	2,118
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	3,714	3,230
5.25%, 10/01/29 (a)	4,029	3,497
Organon & Co.
5.13%, 04/30/31 (a)	8,115	6,694
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (b)	10,549	9,572
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (i) (j)	4,024	3,561
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	6,940	6,861
Royalty Pharma PLC
2.20%, 09/02/30	4,575	3,681
Tenet Healthcare Corporation
4.88%, 01/01/26	4,101	3,995
4.63%, 06/15/28 (c)	1,110	1,037
4.25%, 06/01/29	4,202	3,796
4.38%, 01/15/30	2,480	2,238
6.13%, 06/15/30	5,407	5,328
6.75%, 05/15/31 (a)	3,500	3,520
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29 (b)	1,811	1,870
8.13%, 09/15/31 (b)	4,809	5,030
		95,890
Consumer Staples 6.1%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	2,413	2,268
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	6,603	6,177
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,628
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a)	8,165	7,087

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,647
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	4,662	4,724
Marb Bondco PLC
3.95%, 01/29/31 (a)	11,184	7,998
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	7,606	3,004
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	3,319	2,829
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	7,521	6,907
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,687
4.25%, 04/15/31	12,586	10,799
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	7,482	7,006
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	4,961	4,225
United Natural Foods, Inc.
6.75%, 10/15/28 (a)	8,134	6,740
Verscend Escrow Corp
9.75%, 08/15/26 (a)	2,994	2,997
		85,723
Information Technology 4.2%
Alteryx, Inc.
8.75%, 03/15/28 (a) (b)	4,645	4,563
AMS-Osram AG
7.00%, 07/31/25 (a) (b)	8,354	7,363
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	1,197	1,071
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,579
Commscope Finance LLC
6.00%, 03/01/26 (a)	3,511	3,286
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	3,088	2,868
5.95%, 06/15/30 (a)	6,521	6,258
Goto Group, Inc.
5.50%, 09/01/27 (a)	4,627	2,583
NCR Corporation
5.75%, 09/01/27 (a)	3,590	3,590
5.13%, 04/15/29 (a)	4,015	3,555
6.13%, 09/01/29 (a)	3,510	3,514
Open Text Corporation
3.88%, 02/15/28 (a)	3,265	2,874
3.88%, 12/01/29 (a)	4,881	4,081
4.13%, 02/15/30 (a)	4,683	3,986
Seagate HDD Cayman
8.25%, 12/15/29 (a)	721	753
8.50%, 07/15/31 (a)	990	1,039
ViaSat, Inc.
5.63%, 09/15/25 (a)	5,106	4,949
6.50%, 07/15/28 (a)	1,591	1,346
		59,258
Materials 3.0%
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (a) (b)	4,899	3,139
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (d)	3,510	3,562
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	6,079	5,928
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,438	1,435
6.88%, 10/15/27 (a)	9,404	9,168
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	5,205	4,947
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	5,510	4,653
Olin Corporation
5.63%, 08/01/29 (b)	5,295	5,103
Sealed Air Corporation
6.13%, 02/01/28 (a)	1,347	1,337
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	5,105	2,443
		41,715
Utilities 1.9%
Calpine Corporation
4.50%, 02/15/28 (a)	2,667	2,414
5.13%, 03/15/28 (a)	4,635	4,153
5.00%, 02/01/31 (a)	2,513	2,079
Pacific Gas And Electric Company
3.25%, 06/01/31	4,480	3,646
5.90%, 06/15/32	2,040	1,965
6.15%, 01/15/33	1,189	1,176
PG&E Corporation
5.00%, 07/01/28 (b)	2,093	1,921
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	6,245	6,016
5.00%, 07/31/27 (a)	2,859	2,681
4.30%, 07/15/29 (a)	1,033	919
		26,970
Total Corporate Bonds And Notes (cost $1,341,059)		1,252,825
SENIOR FLOATING RATE INSTRUMENTS 4.0%
Utilities 3.1%
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	5,233	4,822
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month USD LIBOR + 5.50%), 02/10/27 (e) (k)	5,006	4,310
First Brands Group LLC
Term Loan, 0.00%, (SOFR + 5.00%), 03/30/27 (k) (l)	2,671	2,608
Great Outdoors Group, LLC
2021 Term Loan B1, 8.90%, (1 Month USD LIBOR + 3.75%), 02/26/28 (k)	7,296	7,232
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.44%, (SOFR + 4.25%), 01/25/29 (k)	4,062	4,041
Lonza Group AG
USD Term Loan B, 9.08%, (3 Month USD LIBOR + 4.00%), 04/29/28 (k)	2,494	2,102
Michaels Companies, Inc.
2021 Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 04/08/28 (k)	3,896	3,441
PMHC II, Inc.
2022 Term Loan B, 9.30%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	2,382	2,093
Roper Industrial Products Investment Company LLC
USD Term Loan , 9.40%, (SOFR + 4.50%), 11/22/29 (k)	2,715	2,701
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 9.66%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	4,946	4,400
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	3,832	3,835
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.48%, (3 Month USD LIBOR + 4.00%), 08/09/25 (k)	2,491	2,339
		43,924
Consumer Discretionary 0.4%
Clarios Global LP
2023 Incremental Term Loan, 8.90%, (1 Month Term SOFR + 3.75%), 04/20/30 (k)	4,735	4,719
Information Technology 0.3%
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (k)	4,430	4,344
Financials 0.2%
Advisor Group, Inc.
2021 Term Loan, 9.65%, (1 Month USD LIBOR + 4.50%), 07/31/26 (k)	2,820	2,820
Total Senior Floating Rate Instruments (cost $57,442)		55,807

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	87	2,960
Prairie Provident Resources Inc. (g)	224	11
Vantage Drilling International (g)	2	42
		3,013
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	335	459
Dish Network Corporation - Class A (g)	11	74
iHeartMedia, Inc. - Class A (g)	141	513
		1,046
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (g)	69	921
Materials 0.0%
WestRock Company	—	3
Information Technology 0.0%
New Cotai LLC (g) (m)	—	—
Total Common Stocks (cost $9,931)		4,983
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (m) (n)	56,599	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 8.2%
Investment Companies 5.5%
JNL Government Money Market Fund - Class I, 4.78% (o) (p)	77,679	77,679
Securities Lending Collateral 2.7%
JNL Government Money Market Fund - Class SL, 4.95% (o) (p)	28,119	28,119
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (o) (p)	10,258	10,258
		38,377
Total Short Term Investments (cost $116,056)		116,056
Total Investments 101.7% (cost $1,524,488)		1,429,671
Other Assets and Liabilities, Net (1.7)%		(23,360)
Total Net Assets 100.0%		1,406,311

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $922,196 and 65.6% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Convertible security.

(g) Non-income producing security.

(h) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.9%
Canada	5.8
United Kingdom	5.6
Netherlands	2.3
Luxembourg	2.2
Panama	2.0
Germany	1.4
Ireland	1.2
Switzerland	0.9
Austria	0.8
France	0.8
Israel	0.8
Macau	0.5
Spain	0.5
Singapore	0.5
Mexico	0.5
Australia	0.4
Norway	0.3
Liberia	0.3
Bermuda	0.2
Cayman Islands	0.1
Italy	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	10,853	10,245	0.7
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	1,011	1,037	0.1
		11,864	11,282	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,252,825	—	1,252,825
Senior Floating Rate Instruments	—	55,807	—	55,807
Common Stocks	4,983	—	—	4,983
Other Equity Interests	—	—	—	—
Short Term Investments	116,056	—	—	116,056
	121,039	1,308,632	—	1,429,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 42.1%
Financials 12.7%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,681	4,185
3.00%, 10/29/28	5,715	4,957
Bank of America Corporation
3.56%, 04/23/27	7,453	7,070
1.73%, 07/22/27	1,124	1,003
4.27%, 07/23/29	8,415	7,977
3.19%, 07/23/30	1,808	1,595
2.59%, 04/29/31	3,440	2,891
Barclays PLC
3.56%, 09/23/35 (a)	4,931	3,858
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,590	1,804
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (b)	2,225	1,659
Blackstone Private Credit Fund
3.25%, 03/15/27	1,698	1,467
Blackstone Secured Lending Fund
2.85%, 09/30/28	1,944	1,594
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	2,547	2,372
3.98%, 03/20/30	2,165	2,003
4.41%, 03/31/31	3,980	3,744
6.17%, 05/25/34	3,883	3,910
CNO Global Funding
2.65%, 01/06/29 (b)	2,310	1,953
Credit Suisse AG
4.75%, 08/09/24	2,059	2,013
5.00%, 07/09/27	4,710	4,539
Credit Suisse Group AG
6.50%, 08/08/23 (b)	2,150	2,140
Deutsche Bank Aktiengesellschaft
3.73%, 01/14/32 (a)	3,544	2,674
F&G Global Funding
2.00%, 09/20/28 (b)	3,255	2,686
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,792
6.95%, 06/10/26	3,072	3,088
4.13%, 08/17/27	382	348
3.82%, 11/02/27	4,056	3,633
7.35%, 11/04/27 - 03/06/30	5,119	5,237
6.80%, 05/12/28	7,588	7,605
7.20%, 06/10/30	3,209	3,242
Icahn Enterprises L.P.
4.38%, 02/01/29	3,053	2,407
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,160	970
JPMorgan Chase & Co.
2.01%, 03/13/26	2,905	2,729
2.07%, 06/01/29	4,261	3,658
2.74%, 10/15/30	2,970	2,561
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (c)	2,102	1,950
LSEGA Financing PLC
2.50%, 04/06/31 (b)	604	504
3.20%, 04/06/41 (b)	566	422
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,920	4,758
Morgan Stanley
0.99%, 12/10/26	2,030	1,810
5.12%, 02/01/29	2,444	2,412
5.16%, 04/20/29	5,184	5,122
3.62%, 04/01/31	1,058	953
2.51%, 10/20/32	1,473	1,188
6.34%, 10/18/33	4,737	5,046
5.95%, 01/19/38	2,143	2,114
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	890	932
8.21%, (3 Month USD LIBOR + 2.91%), 04/30/43 (d)	803	781
National Securities Clearing Corporation
5.10%, 11/21/27 (b)	3,315	3,295
NatWest Markets PLC
1.60%, 09/29/26 (b)	7,123	6,247
New York Life Global Funding
4.85%, 01/09/28 (b)	3,404	3,379
1.20%, 08/07/30 (b)	4,243	3,284
4.55%, 01/28/33 (b)	2,339	2,252
Northwestern Mutual Global Funding
4.90%, 06/12/28 (b)	3,745	3,716
State Street Corporation
5.75%, 11/04/26	1,016	1,021
4.82%, 01/26/34	2,063	2,003
Synovus Bank
5.63%, 02/15/28	2,154	1,930
The Bank of New York Mellon Corporation
5.83%, 10/25/33	3,063	3,193
The Bank of Nova Scotia
5.25%, 12/06/24 (a)	2,750	2,737
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	1,690	1,597
2.60%, 02/07/30	6,211	5,308
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,031	1,329
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	4,890	4,864
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	834	828
Wells Fargo & Company
4.90%, 07/25/33	3,170	3,042
5.39%, 04/24/34	4,663	4,634
		188,015
Energy 6.4%
Antero Midstream Partners LP
5.38%, 06/15/29 (b)	587	545
BP Capital Markets America Inc.
2.72%, 01/12/32	50	42
4.81%, 02/13/33	4,686	4,622
4.89%, 09/11/33	4,323	4,280
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,407	4,047
5.95%, 06/30/33 (b)	2,744	2,753
Civitas Resources, Inc.
8.38%, 07/01/28 (b)	2,162	2,187
ConocoPhillips Company
5.30%, 05/15/53	3,752	3,814
Devon Energy Corporation
5.88%, 06/15/28	554	552
4.50%, 01/15/30	969	913
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	790	713
6.75%, (100, 05/15/25) (c)	3,789	3,406
7.13%, (100, 05/15/30) (c)	2,373	2,018
5.55%, 02/15/28	4,954	4,945
5.75%, 02/15/33	1,676	1,689
5.80%, 06/15/38	3,307	3,149
5.00%, 05/15/50	1,120	946
Enlink Midstream, LLC
6.50%, 09/01/30 (b)	498	497
EQM Midstream Partners, LP
4.13%, 12/01/26	2,770	2,573
Exxon Mobil Corporation
2.61%, 10/15/30	1,000	878
Marathon Oil Corporation
4.40%, 07/15/27	3,052	2,906
MPLX LP
5.00%, 03/01/33	2,055	1,972
5.65%, 03/01/53	920	860
ONEOK, Inc.
6.10%, 11/15/32	1,869	1,898
7.15%, 01/15/51	1,520	1,597
Ovintiv Canada ULC
5.65%, 05/15/28	3,730	3,661

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
2.29%, 02/15/24	326	316
10.00%, 02/07/33 (b)	1,356	1,241
Pioneer Natural Resources Company
5.10%, 03/29/26	4,973	4,947
1.90%, 08/15/30	1,820	1,478
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	6,034	5,719
4.50%, 05/15/30	2,260	2,150
Schlumberger Investment S.A.
4.50%, 05/15/28	2,839	2,796
4.85%, 05/15/33	2,809	2,767
Southwestern Energy Company
4.75%, 02/01/32	3,173	2,803
Targa Resources Corp.
4.20%, 02/01/33	1,655	1,463
Targa Resources Partners LP
5.50%, 03/01/30	1,950	1,876
4.88%, 02/01/31	1,947	1,799
Transocean Inc
8.75%, 02/15/30 (b)	646	656
Var Energi ASA
8.00%, 11/15/32 (b)	5,105	5,421
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (b)	225	197
6.25%, 01/15/30 (b)	2,247	2,229
		95,321
Utilities 6.2%
AEP Transmission Company, LLC
5.40%, 03/15/53	1,065	1,095
American Electric Power Company, Inc.
5.70%, 08/15/25 (e)	7,790	7,737
Baltimore Gas and Electric Company
4.55%, 06/01/52	1,554	1,379
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	3,231	3,230
Commonwealth Edison Company
3.75%, 08/15/47	3,027	2,393
5.30%, 02/01/53	1,089	1,111
Duke Energy Florida, LLC
5.95%, 11/15/52	3,100	3,377
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (b)	2,184	1,745
Edison International
5.25%, 11/15/28	6,716	6,534
6.95%, 11/15/29	1,801	1,897
Eversource Energy
3.38%, 03/01/32	1,678	1,464
Florida Power & Light Company
4.80%, 05/15/33	3,666	3,643
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/33	5,045	4,976
Pacific Gas And Electric Company
3.30%, 12/01/27	1,055	929
3.25%, 06/01/31	1,712	1,393
5.90%, 06/15/32	3,543	3,412
6.40%, 06/15/33	1,090	1,084
4.50%, 07/01/40	5,853	4,549
6.75%, 01/15/53	2,538	2,508
6.70%, 04/01/53	2,146	2,111
PPL Electric Utilities Corporation
5.00%, 05/15/33	9,170	9,194
5.25%, 05/15/53	10	10
Public Service Electric And Gas Company
4.90%, 12/15/32	4,560	4,560
San Diego Gas & Electric Company
1.70%, 10/01/30	2,128	1,706
5.35%, 04/01/53	4,049	4,022
Sempra Energy
5.40%, 08/01/26	4,450	4,430
Southern California Edison Company
5.88%, 12/01/53	2,046	2,090
The AES Corporation
3.30%, 07/15/25 (b)	4,190	3,960
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	1,668	1,611
3.70%, 01/30/27 (b)	3,815	3,494
		91,644
Health Care 5.4%
AbbVie Inc.
3.20%, 11/21/29	213	192
4.50%, 05/14/35	1,900	1,801
Amgen Inc.
5.25%, 03/02/30	5,760	5,776
3.15%, 02/21/40	1,850	1,416
5.65%, 03/02/53	3,685	3,736
Ascension Health
2.53%, 11/15/29	1,248	1,073
Baylor Scott & White Holdings
2.84%, 11/15/50	1,647	1,111
Centene Corporation
3.00%, 10/15/30	5,523	4,615
2.50%, 03/01/31	5,531	4,406
CVS Health Corporation
5.25%, 01/30/31	3,431	3,418
5.30%, 06/01/33	4,820	4,812
5.88%, 06/01/53	3,670	3,770
Eli Lilly and Company
4.70%, 02/27/33 (f)	2,826	2,861
HCA Inc.
5.88%, 02/15/26	860	861
3.50%, 09/01/30	2,125	1,861
Indiana University Health, Inc.
2.85%, 11/01/51	1,765	1,182
Mars, Incorporated
3.74%, 10/11/27 (g) (h)	1,200	1,123
Northwestern Memorial HealthCare
2.63%, 07/15/51	1,928	1,252
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	7,388	7,303
4.75%, 05/19/33	5,600	5,580
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,473	1,156
Royalty Pharma PLC
3.30%, 09/02/40	500	356
3.55%, 09/02/50	2,140	1,441
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	2,365	2,441
8.13%, 09/15/31	808	845
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	288
UnitedHealth Group Incorporated
5.30%, 02/15/30	5,800	6,001
4.75%, 05/15/52	2,726	2,594
5.88%, 02/15/53	2,679	2,972
6.05%, 02/15/63	1,476	1,668
UPMC Health System
5.04%, 05/15/33	2,878	2,810
		80,721
Consumer Discretionary 2.7%
Amazon.com, Inc.
2.10%, 05/12/31	2,390	2,009
3.10%, 05/12/51	1,890	1,408
Carnival Corporation
4.00%, 08/01/28 (b)	1,552	1,375
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (b)	2,960	2,935
General Motors Financial Company, Inc.
5.40%, 04/06/26	3,640	3,594
5.80%, 06/23/28	2,970	2,960
5.85%, 04/06/30	2,003	1,984
Hyatt Hotels Corporation
5.38%, 04/23/25 (e) (i)	903	894
Hyundai Capital America
5.80%, 06/26/25 (b)	3,720	3,709
Kohl's Corporation
4.63%, 05/01/31 (e) (i)	1,176	814

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
LKQ Corporation
5.75%, 06/15/28 (b)	2,342	2,328
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,059	694
Macys Retail Holdings
5.88%, 03/15/30 (b)	2,014	1,794
6.13%, 03/15/32 (b)	1,015	889
Marriott International, Inc.
4.90%, 04/15/29	2,181	2,121
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (b)	809	811
Prosus N.V.
4.19%, 01/19/32 (b)	1,678	1,413
Resorts World Las Vegas LLC
4.63%, 04/06/31 (b)	2,100	1,614
SkyMiles IP Ltd.
4.50%, 10/20/25 (b)	259	253
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,184	2,671
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	4,102	3,999
		40,269
Consumer Staples 2.6%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	6,445	6,275
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	3,826	3,974
B.A.T. Capital Corporation
4.39%, 08/15/37	1,000	798
3.73%, 09/25/40	1,620	1,155
JBS USA Food Company
5.50%, 01/15/30 (b)	1,000	958
5.75%, 04/01/33 (b)	1,110	1,045
6.50%, 12/01/52 (b)	2,275	2,152
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (b)	1,793	1,817
Marb Bondco PLC
3.95%, 01/29/31 (b)	3,070	2,195
Northwestern University
2.64%, 12/01/50	1,088	753
Pilgrim's Pride Corporation
3.50%, 03/01/32	5,400	4,300
6.25%, 07/01/33	2,268	2,206
The Trustees of Princeton University
4.20%, 03/01/52	2,373	2,201
Walmart Inc.
4.10%, 04/15/33	4,694	4,565
4.50%, 04/15/53	3,854	3,758
		38,152
Communication Services 2.5%
AT&T Inc.
5.40%, 02/15/34	4,599	4,610
Charter Communications Operating, LLC
5.38%, 04/01/38	2,020	1,715
5.75%, 04/01/48	592	505
6.83%, 10/23/55	1,230	1,165
Comcast Corporation
4.80%, 05/15/33	3,050	3,023
3.75%, 04/01/40	971	817
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	924	837
Meta Platforms, Inc.
4.45%, 08/15/52	2,319	2,019
5.60%, 05/15/53	1,780	1,828
The Walt Disney Company
4.63%, 03/23/40	2,500	2,395
T-Mobile USA, Inc.
2.63%, 04/15/26	6,347	5,885
5.05%, 07/15/33	6,980	6,850
Verizon Communications Inc.
4.02%, 12/03/29	497	465
3.15%, 03/22/30	2,170	1,930
1.75%, 01/20/31	1,066	841
2.55%, 03/21/31	1,980	1,656
		36,541
Industrials 2.1%
Air Canada
3.88%, 08/15/26 (b)	2,428	2,251
Aircastle Limited
5.25%, 08/11/25 (b)	3,545	3,420
Delta Air Lines, Inc.
7.00%, 05/01/25 (b)	3,575	3,647
General Electric Company
8.88%, (3 Month USD LIBOR + 3.33%), (100, 09/15/23) (c) (d)	5,551	5,560
Honeywell International Inc.
4.50%, 01/15/34	1,953	1,910
NAC Aviation 29 Designated Activity Company
4.75%, 06/30/26	1,539	1,321
Raytheon Technologies Corporation
5.15%, 02/27/33	1,847	1,874
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (i)	2,327	2,331
6.40%, 04/15/33 (b) (i)	2,353	2,349
The Boeing Company
5.15%, 05/01/30 (i)	4,875	4,830
XPO, Inc.
6.25%, 06/01/28 (b)	2,506	2,473
		31,966
Real Estate 1.0%
EPR Properties
4.95%, 04/15/28	1,730	1,547
3.60%, 11/15/31	2,271	1,773
Essential Properties, L.P.
2.95%, 07/15/31	2,903	2,179
GLP Financing, LLC
5.75%, 06/01/28	343	334
3.25%, 01/15/32	1,476	1,193
Sun Communities Operating Limited Partnership
2.70%, 07/15/31	1,630	1,289
VICI Properties Inc.
4.25%, 12/01/26 (b)	1,815	1,701
3.75%, 02/15/27 (b)	1,729	1,593
4.13%, 08/15/30 (b)	3,158	2,783
		14,392
Materials 0.4%
Celanese US Holdings LLC
6.33%, 07/15/29 (i)	3,888	3,869
Yara International ASA
7.38%, 11/14/32 (b)	2,641	2,869
		6,738
Information Technology 0.1%
VMware, Inc.
2.20%, 08/15/31	2,273	1,788
Total Corporate Bonds And Notes (cost $658,430)		625,547
GOVERNMENT AND AGENCY OBLIGATIONS 40.6%
Mortgage-Backed Securities 25.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 04/01/52	24,550	20,927
3.00%, 05/01/34 - 06/01/52	16,971	15,137
2.00%, 04/01/36 - 12/01/51	32,779	27,577
3.50%, 08/01/37 - 04/01/50	16,223	15,143
4.00%, 10/01/37 - 09/01/52	9,918	9,452
5.00%, 02/01/38 - 01/01/53	3,488	3,436
4.50%, 03/01/42 - 09/01/52	8,046	7,756
5.50%, 04/01/53	3,429	3,413
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	33,625	29,094
3.00%, 04/01/31 - 02/01/51	22,876	20,823
5.00%, 06/01/35 - 01/01/53	9,431	9,264
2.00%, 10/01/35 - 02/01/52	74,544	61,367
4.00%, 10/01/37 - 07/01/52	17,978	17,089
4.50%, 05/01/38 - 10/01/52	8,255	8,036
TBA, 4.00%, 07/15/38 (j)	1,700	1,641
3.50%, 11/01/42 - 11/01/52	17,953	16,567
5.50%, 01/01/53 - 02/01/53	6,636	6,606

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
TBA, 2.00%, 07/15/53 (j)	11,395	9,286
TBA, 4.50%, 07/15/53 (j)	4,885	4,694
TBA, 5.00%, 07/15/53 (j)	741	726
TBA, 5.50%, 07/15/53 (j)	2,445	2,433
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	6,306	6,204
3.50%, 06/20/43 - 05/20/52	10,640	9,955
4.00%, 05/20/44 - 04/20/53	11,588	11,027
3.00%, 07/20/45 - 06/20/52	16,600	14,911
4.50%, 12/20/48 - 11/20/52	7,757	7,509
2.50%, 08/20/50 - 04/20/52	20,818	18,089
2.00%, 10/20/51 - 01/20/52	7,438	6,247
5.50%, 02/20/53	2,534	2,524
TBA, 2.50%, 07/15/53 (j)	8,445	7,308
TBA, 5.00%, 07/15/53 (j)	3,475	3,414
		377,655
U.S. Treasury Note 9.7%
Treasury, United States Department of
1.38%, 01/31/25 - 11/15/31	14,101	11,883
2.25%, 11/15/25	31,621	29,872
4.00%, 12/15/25	10,000	9,844
0.88%, 09/30/26	2,975	2,662
1.25%, 12/31/26 - 06/30/28	26,715	23,472
2.63%, 05/31/27	19,913	18,712
2.88%, 04/30/29 - 05/15/32	43,816	40,702
1.50%, 02/15/30	3,000	2,570
2.75%, 08/15/32	5,300	4,859
		144,576
U.S. Treasury Bond 4.3%
Treasury, United States Department of
3.75%, 08/15/41	7,798	7,530
3.13%, 11/15/41	12,925	11,382
2.50%, 02/15/45 - 02/15/46	26,418	20,371
3.00%, 02/15/48	21,463	18,089
1.63%, 11/15/50	2,747	1,706
2.88%, 05/15/52	6,015	4,985
		64,063
Sovereign 0.5%
Government of Saudi Arabia
5.00%, 01/18/53 (b)	2,532	2,350
Israel, State of
4.50%, 01/17/33	5,211	5,128
		7,478
U.S. Government Agency Obligations 0.4%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (k)	7,104	5,707
Municipal 0.3%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,363
The Dormitory Authority of the State of New York
3.19%, 02/15/43	2,915	2,287
		3,650
Total Government And Agency Obligations (cost $664,687)		603,129
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	588	572
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	2,010	1,932
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,033	3,622
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,647
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,042
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.60%, (1 Month Term SOFR + 2.45%), 08/15/39 (d)	4,055	4,035
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	5,034	4,986
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	3,923	3,771
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,438
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (d)	5,201	4,186
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	1,625	1,603
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	3,453	3,429
COMM 2014-UBS3 Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,539
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,719
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (d)	425	375
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	764	759
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	9,378	9,355
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	2,757	2,759
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	2,041	1,960
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	7,545	7,297
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	3,223	3,167
First Investors Auto Owner Trust 2021-1
Series 2021-A-1A, 0.45%, 12/15/23	98	98
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	1,243	1,209
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	2,365	2,355
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	2,594	2,587
Series 2023-A3-2, 5.05%, 07/20/26	2,401	2,379
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,574
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,248
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	2,951
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	4,777
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	260	254
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	1,402	1,302
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,421	1,317
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	1,270	1,261
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	9,378	9,348
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,535
Hyundai Auto Lease Securitization Trust 2021-B
Series 2021-A3-B, 0.33%, 06/17/24	2,209	2,200
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	2,320	2,286
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,614
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	3,000	2,954
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.99%, 01/25/29 (d)	480	435
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (d)	5,531	4,617

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.77%, 10/25/26 (d)	280	262
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	2,355	2,279
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,270
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	907	862
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	270	259
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.68%, (1 Month USD LIBOR + 0.48%), 10/16/23 (d)	3,762	3,637
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	4,138	4,105
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	2,241	2,209
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (d)	2,620	2,119
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	4,874	4,868
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,314
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,150	1,124
Series 2012-A-2, 4.00%, 10/29/24	1,042	1,003
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (e)	3,295	3,240
Series 2022-A1A-7, 5.23%, 11/20/24	8,298	8,236
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (d)	1,183	996
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	4,987	4,937
Total Non-U.S. Government Agency Asset-Backed Securities (cost $179,947)		171,214
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Utilities 0.9%
Air Canada
2021 Term Loan B, 8.84%, (3 Month USD LIBOR + 3.50%), 07/27/28 (d)	780	779
Cimpress Public Limited Company
USD Term Loan B, 8.65%, (1 Month USD LIBOR + 3.50%), 04/29/28 (d)	1,186	1,152
DirecTV Financing, LLC
Term Loan, 10.15%, (1 Month USD LIBOR + 5.00%), 07/22/27 (d)	1,020	996
Genesee & Wyoming Inc. (New)
Term Loan, 7.00%, (3 Month USD LIBOR + 2.00%), 10/29/26 (d)	1,142	1,140
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 6.90%, (1 Month USD LIBOR + 1.75%), 08/29/25 (d)	2,797	2,788
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.65%, (1 Month USD LIBOR + 2.50%), 06/13/26 (d)	923	921
PCI Gaming Authority
Term Loan, 7.65%, (1 Month USD LIBOR + 2.50%), 05/15/26 (d)	2,743	2,743
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.41%, (3 Month Term SOFR + 3.25%), 07/04/28 (d)	232	232
Traverse Midstream Partners LLC
2017 Term Loan, 8.94%, (SOFR + 3.75%), 09/22/24 (d)	655	648
UFC Holdings, LLC
2021 Term Loan B, 8.04%, (3 Month USD LIBOR + 2.75%), 04/29/26 (d)	1,271	1,269
		12,668
Materials 0.3%
Berry Global, Inc.
2021 Term Loan Z, 6.97%, (1 Month USD LIBOR + 1.75%), 07/01/26 (d)	3,944	3,938
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 01/21/26 (d)	962	959
		4,897
Consumer Discretionary 0.1%
Adient US LLC
2021 Term Loan B, 8.52%, (1 Month USD LIBOR + 3.25%), 04/30/28 (d)	1,720	1,718
Information Technology 0.1%
Peraton Corp.
Term Loan B, 9.00%, (1 Month USD LIBOR + 3.75%), 02/22/28 (d)	1,485	1,456
Communication Services 0.1%
CSC Holdings, LLC
2022 Term Loan B6, 9.65%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	706	649
Total Senior Floating Rate Instruments (cost $21,498)		21,388
INVESTMENT COMPANIES 0.3%
FS KKR Capital Corp.	4,339	3,944
Total Investment Companies (cost $4,077)		3,944
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (l)	28	373
Total Common Stocks (cost $704)		373
SHORT TERM INVESTMENTS 5.1%
U.S. Treasury Bill 3.1%
Treasury, United States Department of
5.03%, 07/18/23	10,900	10,877
5.19%, 08/22/23	19,500	19,360
4.55%, 11/30/23	15,140	14,810
		45,047
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 4.78% (m) (n)	26,880	26,880
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 4.95% (m) (n)	2,906	2,906
Total Short Term Investments (cost $74,830)		74,833
Total Investments 101.1% (cost $1,604,173)		1,500,428
Other Derivative Instruments 0.0%		447
Other Assets and Liabilities, Net (1.1)%		(16,075)
Total Net Assets 100.0%		1,484,800

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

(a) Convertible security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $116,792 and 7.9% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(f) All or a portion of the security was on loan as of June 30, 2023.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $29,611.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Non-income producing security.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,123	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	144	September 2023	16,275	20	(109)
United States 2 Year Note	345	October 2023	70,696	(7)	(542)
United States 5 Year Note	521	October 2023	56,513	—	(717)
United States Long Bond	474	September 2023	59,941	345	213
United States Ultra Bond	308	September 2023	41,552	360	403
				718	(752)
Short Contracts
United States 10 Year Ultra Bond	(913)	September 2023	(108,741)	(271)	608

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	624,424	1,123	625,547
Government And Agency Obligations	—	603,129	—	603,129
Non-U.S. Government Agency Asset-Backed Securities	—	171,214	—	171,214
Senior Floating Rate Instruments	—	21,388	—	21,388
Investment Companies	—	3,944	—	3,944
Common Stocks	373	—	—	373
Short Term Investments	29,786	45,047	—	74,833
	30,159	1,469,146	1,123	1,500,428
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,224	—	—	1,224
	1,224	—	—	1,224
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,368)	—	—	(1,368)
	(1,368)	—	—	(1,368)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.7%
Industrials 21.3%
A. O. Smith Corporation	14	997
AAR Corp. (a)	6	367
ABM Industries Incorporated	9	401
Acuity Brands, Inc.	6	914
Aerojet Rocketdyne Holdings, Inc. (a)	9	497
Air Lease Corporation - Class A	17	700
Air Transport Services Group, Inc. (a)	6	112
Alaska Air Group, Inc. (a)	11	584
Alight, Inc. - Class A (a)	18	170
Allegiant Travel Company (a)	3	347
Allison Systems, Inc.	24	1,343
American Airlines Group Inc. (a)	25	453
American Woodmark Corporation (a)	3	220
APi Group Corp (a)	14	381
Apogee Enterprises, Inc.	4	204
Applied Industrial Technologies, Inc.	4	506
Arcbest Corporation	4	422
Arcosa, Inc.	6	444
Armstrong World Industries, Inc.	5	332
ASGN Incorporated (a)	7	492
Astec Industries, Inc.	4	172
Aurora Innovations Inc. - Class A (a)	34	99
Avis Budget Group, Inc. (a)	3	787
Barnes Group Inc.	6	260
Beacon Roofing Supply, Inc. (a)	8	646
Boise Cascade Company	8	748
Booz Allen Hamilton Holding Corporation - Class A	10	1,113
Brady Corporation - Class A	6	272
BrightView Holdings, Inc. (a)	2	15
Broadridge Financial Solutions, Inc.	7	1,159
Builders FirstSource, Inc. (a)	4	585
BWXT Government Group, Inc.	7	519
Caci International Inc. - Class A (a)	3	901
Clarivate PLC (a) (b)	51	484
Clean Harbors, Inc. (a)	4	607
Comfort Systems USA, Inc.	3	445
Concentrix Corporation	4	346
Conduent Incorporated (a)	27	91
Copart, Inc. (a)	10	922
Core & Main, Inc. - Class A (a)	4	123
CoreCivic, Inc. (a)	31	293
CoStar Group, Inc. (a)	10	870
Crane Holdings, Co.	4	199
Crane Holdings, Co.	2	175
CSG Systems International, Inc.	5	241
Curtiss-Wright Corporation	4	778
Deluxe Corporation	7	119
Donaldson Company, Inc.	11	688
Dun & Bradstreet Holdings, Inc.	21	240
Dycom Industries, Inc. (a)	4	491
EMCOR Group, Inc.	8	1,386
Encore Wire Corporation	2	410
EnerSys	6	658
Equifax Inc.	5	1,106
ESAB Corporation	2	161
Flowserve Corporation	18	683
Fluor Corporation (a)	14	426
Forward Air Corporation	3	334
Franklin Electric Co., Inc.	3	293
FTAI Aviation Ltd.	5	146
FTI Consulting, Inc. (a)	3	650
Gates Industrial Corporation PLC (a)	14	195
GATX Corporation	5	614
Generac Holdings Inc. (a)	4	537
Genpact Limited	18	666
GMS Inc. (a)	6	398
Graco Inc.	9	767
GrafTech International Ltd.	52	263
Granite Construction Incorporated	10	380
GXO Logistics Inc. (a)	16	1,000
Hawaiian Holdings, Inc. (a)	11	118
Healthcare Services Group, Inc.	18	270
HEICO Corporation	3	479
Herc Holdings Inc.	2	283
Hertz Global Holdings, Inc. (a)	29	532
Hexcel Corporation	10	782
Hillenbrand, Inc.	7	372
HNI Corporation	6	169
Hub Group, Inc. - Class A (a)	5	436
Hubbell Incorporated	4	1,312
IDEX Corporation	4	851
Ingersoll Rand Inc.	18	1,189
Insperity, Inc.	2	253
ITT Inc.	9	791
JELD-WEN Holding, Inc. (a)	24	429
JetBlue Airways Corporation (a)	66	584
Kaman Corporation	2	59
KBR, Inc.	11	732
Kennametal Inc.	17	470
Kirby Corporation (a)	8	578
Knight-Swift Transportation Holdings Inc. - Class A	11	628
Korn Ferry	8	372
Landstar System, Inc.	4	849
Lennox International Inc.	3	882
Lincoln Electric Holdings, Inc.	5	959
Lyft, Inc. - Class A (a)	45	435
Masonite International Corporation (a)	4	452
MasTec, Inc. (a)	8	916
Masterbrand, Inc. (a)	23	271
Matson Intermodal - Paragon, Inc.	6	459
Matthews International Corporation - Class A	3	149
Maximus, Inc.	9	785
MDU Resources Group, Inc.	29	605
Millerknoll, Inc.	18	269
Mine Safety Appliances Company, LLC	2	378
Moog Inc. - Class A	3	354
MRC Global Inc. (a)	9	92
MSC Industrial Direct Co., Inc. - Class A	8	752
Mueller Industries, Inc.	7	645
Nordson Corporation	2	602
Now, Inc. (a)	20	202
Nvent Electric Public Limited Company	20	1,017
Openlane, Inc. (a)	24	366
Oshkosh Corporation	14	1,220
Parsons Corporation (a)	4	186
Paycom Software, Inc.	—	137
Pentair Public Limited Company	21	1,344
Pitney Bowes Inc.	26	91
Plug Power Inc. (a) (b)	15	157
Primoris Services Corporation	9	278
RBC Bearings Incorporated (a)	1	136
Regal Rexnord Corporation	7	1,120
Resideo Technologies, Inc. (a)	18	309
Rollins, Inc.	8	327
Rush Enterprises, Inc. - Class A	7	403
RXO Inc. (a)	19	421
Ryder System, Inc.	13	1,060
Saia, Inc. (a)	1	444
Schneider National, Inc. - Class B	10	283
Science Applications International Corporation	8	850
Sensata Technologies Holding PLC	19	856
Simpson Manufacturing Co., Inc.	4	535
SiteOne Landscape Supply, Inc. (a)	1	164
SkyWest, Inc. (a)	16	671
Spirit AeroSystems Holdings, Inc. - Class A	13	390
Spirit Airlines, Inc.	22	380
SS&C Technologies Holdings, Inc.	19	1,180
Steelcase Inc. - Class A	22	170
Stericycle, Inc. (a)	9	408
Sunrun Inc. (a) (b)	18	318
Terex Corporation	10	599
Tetra Tech, Inc.	3	528
Textainer Group Holdings Limited	6	228
The GEO Group, Inc. (a)	23	163
The Greenbrier Companies, Inc.	11	493
The Middleby Corporation (a)	4	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Timken Company	9	802
The Toro Company	7	688
TransUnion	9	734
Trinet Group, Inc. (a)	3	293
Trinity Industries, Inc.	15	392
TrueBlue, Inc. (a)	3	51
UFP Industries, Inc.	8	814
U-Haul Holding Company (b)	10	530
Unifirst Corporation	2	334
Univar Solutions Inc. (a)	22	783
Valmont Industries, Inc.	2	478
Verisk Analytics, Inc.	6	1,406
Veritiv Corporation	3	378
Wabash National Corporation	5	122
Watsco, Inc.	3	1,099
Watts Water Technologies, Inc. - Class A	2	357
Werner Enterprises, Inc.	12	542
WESCO International, Inc.	8	1,490
WillScot Mobile Mini Holdings Corp. - Class A (a)	3	136
Woodward, Inc.	6	699
XPO, Inc. (a)	13	743
Xylem Inc.	11	1,188
		88,987
Consumer Discretionary 14.4%
Abercrombie & Fitch Co. - Class A (a)	22	829
Academy Sports & Outdoors, Inc.	9	506
Acushnet Holdings Corp.	4	197
Adient Public Limited Company (a)	13	503
Adtalem Global Education Inc. (a)	10	355
Airbnb, Inc. - Class A (a)	5	601
American Axle & Manufacturing Holdings, Inc. (a)	36	299
American Eagle Outfitters, Inc.	51	603
Asbury Automotive Group, Inc. (a)	3	651
AutoZone, Inc. (a)	—	977
Bath & Body Works, Inc.	11	399
Big Lots, Inc.	16	141
Bloomin' Brands, Inc.	13	337
Boyd Gaming Corporation	5	335
Bright Horizons Family Solutions, Inc. (a)	4	348
Brunswick Corporation	12	1,041
Burlington Stores, Inc. (a)	3	506
Caesars Entertainment, Inc. (a)	11	573
Caleres, Inc.	8	201
Capri Holdings Limited (a)	11	384
Carter's, Inc.	10	695
Century Communities, Inc.	6	436
Chipotle Mexican Grill, Inc. (a)	—	644
Churchill Downs Incorporated	3	466
Columbia Sportswear Company	5	405
Coupang, Inc. - Class A (a)	2	39
Cracker Barrel Old Country Store, Inc. (b)	5	452
Crocs, Inc. (a)	2	214
Dana Incorporated	36	615
Dave & Buster's Entertainment, Inc. (a)	5	208
Deckers Outdoor Corporation (a)	2	979
Designer Brands Inc. - Class A	11	111
Dillard's, Inc. - Class A (b)	1	250
Domino's Pizza, Inc.	3	1,128
Doordash, Inc. - Class A (a)	7	527
Dorman Products, Inc. (a)	3	243
ETSY, Inc. (a)	4	344
Five Below, Inc. (a)	2	345
Floor & Decor Holdings, Inc. - Class A (a)	2	159
GameStop Corp. - Class A (a)	22	536
Genesco Inc. (a)	2	57
Gentex Corporation	36	1,054
Gentherm Incorporated (a)	4	230
G-III Apparel Group, Ltd. (a)	8	159
Gopro Inc. - Class A (a)	13	55
Graham Holdings Co., Ltd. - Class B	1	303
Grand Canyon Education, Inc. (a)	4	459
Group 1 Automotive, Inc.	4	1,116
Guess ?, Inc.	12	237
H & R Block, Inc.	14	450
Hanesbrands Inc. (b)	147	669
Harley-Davidson, Inc.	22	770
Helen of Troy Limited (a)	5	501
Hibbett Inc.	2	73
Hilton Grand Vacations Inc. (a)	6	267
Hyatt Hotels Corporation - Class A	2	231
International Game Technology PLC	16	524
iRobot Corporation (a)	8	352
Jack in the Box Inc.	5	489
KB Home	18	931
Kontoor Brands, Inc.	6	260
Laureate Education, Inc. - Class A	24	291
La-Z-Boy Incorporated	11	316
LCI Industries	4	520
Leggett & Platt, Incorporated	23	685
Levi Strauss & Co. - Class A	8	111
LGI Homes, Inc. (a)	3	398
Life Time Group Holdings, Inc. (a)	3	51
Light & Wonder, Inc. (a)	6	425
Lithia Motors, Inc. - Class A	5	1,408
Lucid Group, Inc. (a) (b)	8	59
M.D.C. Holdings, Inc.	14	675
M/I Homes, Inc. (a)	7	597
Marriott Vacations Worldwide Corporation	5	576
Mattel, Inc. (a)	31	612
Meritage Homes Corporation	7	1,051
Murphy USA Inc.	4	1,189
Nordstrom, Inc.	16	334
Norwegian Cruise Line Holdings Ltd. (a)	44	955
Ollie's Bargain Outlet Holdings, Inc. (a)	6	321
Patrick Industries, Inc.	2	151
PENN Entertainment, Inc. (a)	17	403
Petco Health And Wellness Company, Inc. - Class A (a)	10	86
Polaris Inc.	9	1,067
Pool Corporation	2	592
Red Rock Resorts, Inc. - Class A	3	151
RH (a) (b)	—	125
Sabre Corporation (a) (b)	131	419
Sally Beauty Holdings, Inc. (a)	26	322
Service Corporation International	9	593
Signet Jewelers Limited	8	532
Six Flags Operations Inc. (a)	17	432
Skechers U.S.A., Inc. - Class A (a)	17	883
Sleep Number Corporation (a)	4	121
Sonic Automotive, Inc. - Class A	6	277
Steven Madden, Ltd.	13	410
Strategic Education, Inc.	3	211
Taylor Morrison Home II Corporation - Class A (a)	27	1,331
Tempur Sealy International, Inc.	14	579
Texas Roadhouse, Inc. - Class A	5	579
The Buckle, Inc.	6	200
The Cheesecake Factory Incorporated	7	251
The ODP Corporation (a)	14	633
The Wendy's Company	18	396
Thor Industries, Inc.	13	1,370
TopBuild Corp. (a)	3	692
Topgolf Callaway Brands Corp. (a)	13	250
Travel + Leisure Co.	15	620
TRI Pointe Homes Holdings, Inc. (a)	31	1,023
Tupperware Brands Corporation (a)	19	15
Ulta Beauty, Inc. (a)	2	1,055
Under Armour, Inc. - Class A (a)	56	402
Upbound Group, Inc.	5	160
Urban Outfitters, Inc. (a)	19	639
Vail Resorts, Inc.	3	688
Valvoline, Inc.	5	180
Victoria's Secret & Co. (a)	12	207
Vista Outdoor Inc. (a)	10	266
Visteon Corporation (a)	6	804
Vitamin Oldco Holdings, Inc. (a) (c)	5	—
Williams-Sonoma, Inc.	7	936
Winnebago Industries, Inc. (b)	5	349
Wolverine World Wide, Inc.	22	330
Wyndham Hotels & Resorts, Inc.	6	427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Wynn Resorts, Limited	7	732
		60,232
Financials 13.8%
Affiliated Managers Group, Inc.	7	991
American Equity Investment Life Holding Company	16	827
Ameris Bancorp	7	244
Apollo Asset Management, Inc.	6	491
Apollo Commercial Real Estate Finance, Inc.	32	359
Arbor Realty Trust, Inc. (b)	11	156
Ares Management Corporation - Class A	3	269
Artisan Partners Asset Management Inc. - Class A	9	341
Associated Banc-Corp	29	467
Assurant, Inc.	7	885
Atlantic Union Bank	9	239
Bank of Hawaii Corporation (b)	6	245
Bank OZK	15	585
BankUnited, Inc.	22	471
Banner Corporation	5	230
BGC Partners, Inc. - Class A	45	201
Blackstone Mortgage Trust, Inc. - Class A (b)	28	582
Block, Inc. - Class A (a)	12	775
BOK Financial Corporation	3	246
Bread Financial Payments, Inc.	14	425
Brighthouse Financial, Inc. (a)	17	804
Brightsphere Investment Group Inc.	8	165
BrightSpire Capital, Inc - Class A	10	65
Brown & Brown, Inc.	12	798
Cadence Bank	24	478
Capitol Federal Financial	24	145
Cathay General Bancorp	9	288
Chimera Investment Corporation (b)	72	413
Claros Mortgage Trust, Inc.	5	57
CNO Financial Group, Inc.	26	613
Cohen & Steers, Inc.	2	110
Coinbase Global, Inc. - Class A (a)	8	545
Columbia Banking System, Inc.	14	278
Commerce Bancshares, Inc.	8	413
Community Bank System, Inc.	5	246
Credit Acceptance Corporation (a)	1	428
Cullen/Frost Bankers, Inc.	5	539
CVB Financial Corp.	16	212
East West Bancorp, Inc.	14	726
Eastern Bankshares, Inc.	18	221
Enact Holdings, Inc.	2	60
Encore Capital Group, Inc. (a) (b)	3	141
Erie Indemnity Company - Class A	1	283
Essent Group Ltd.	12	575
Euronet Worldwide, Inc. (a)	5	539
Evercore Inc. - Class A	6	792
F.N.B. Corporation	55	625
FactSet Research Systems Inc.	1	402
Federated Hermes, Inc. - Class B	14	511
First American Financial Corporation	10	586
First Citizens BancShares, Inc. - Class A	1	782
First Financial Bancorp.	10	199
First Hawaiian, Inc.	22	395
First Horizon Corporation	62	699
First Interstate BancSystem, Inc. - Class A	9	226
FirstCash Holdings, Inc.	8	721
Fulton Financial Corporation	26	313
Glacier Bancorp, Inc.	10	308
Hancock Whitney Corporation	12	441
Hilltop Holdings Inc.	10	326
Home BancShares, Inc.	18	415
Hope Bancorp, Inc.	27	228
Horace Mann Educators Corporation	7	204
Houlihan Lokey, Inc. - Class A	3	336
Independence Holdings, LLC	14	621
Independent Bank Corp.	3	117
Independent Bank Group, Inc.	5	165
Interactive Brokers Group, Inc. - Class A	2	146
International Bancshares Corporation	7	297
Jack Henry & Associates, Inc.	4	726
Jackson Financial Inc. - Class A (d)	22	671
Janus Henderson Group PLC	35	959
Ladder Capital Corp - Class A	21	230
LPL Financial Holdings Inc.	4	872
MarketAxess Holdings Inc.	1	287
Mercury General Corporation	8	252
MFA Financial, Inc.	38	428
MGIC Investment Corporation	56	887
Moelis & Company - Class A	8	361
Morningstar, Inc.	1	189
Mr. Cooper Group Inc. (a)	7	358
MSCI Inc. - Class A	2	785
Nelnet, Inc. - Class A	2	144
New York Community Bancorp, Inc. - Series A (b)	128	1,442
New York Mortgage Trust, Inc.	22	215
Old National Bancorp	31	438
Pacific Premier Bancorp, Inc.	12	247
PacWest Bancorp	55	446
Paysafe Limited (a)	7	71
PennyMac Financial Services, Inc.	5	346
PennyMac Mortgage Investment Trust (b)	25	332
Pinnacle Financial Partners, Inc.	8	434
PRA Group, Inc. (a)	6	135
Primerica, Inc.	4	786
ProAssurance Corporation	8	116
PROG Holdings, Inc. (a)	21	664
Prosperity Bancshares, Inc.	11	630
Radian Group Inc.	30	756
Redwood Trust, Inc.	31	195
Renasant Corporation	6	163
RLI Corp.	2	297
Robinhood Markets, Inc. - Class A (a)	26	263
Rocket Companies, Inc. - Class A (a)	8	75
SEI Investments Company	16	979
Selective Insurance Group, Inc.	5	483
Simmons First National Corporation - Class A	18	315
SLM Corporation	48	786
SoFi Technologies, Inc. (a)	22	184
Southstate Corporation	8	503
Starwood Property Trust, Inc. (b)	50	970
Stewart Information Services Corporation	6	232
Stifel Financial Corp.	8	502
Synovus Financial Corp.	21	621
Texas Capital Bancshares, Inc. (a)	6	296
TFS Financial Corporation	4	51
The Carlyle Group, Inc.	20	643
The Hanover Insurance Group, Inc.	5	613
Tradeweb Markets Inc. - Class A	4	271
Trustmark Corporation	9	187
Two Harbors Investment Corp.	19	266
UMB Financial Corporation	5	286
United Bankshares, Inc.	17	508
United Community Banks, Inc.	9	235
Valley National Bancorp	59	455
Virtu Financial, Inc. - Class A	13	214
Voya Financial, Inc.	16	1,126
Walker & Dunlop, Inc.	4	297
Washington Federal, Inc.	13	334
Webster Financial Corporation	14	524
WesBanco, Inc.	6	163
Western Alliance Bancorporation	9	339
Wex, Inc. (a)	2	333
White Mountains Insurance Group Ltd	—	507
Wintrust Financial Corporation	6	462
Zurich American Corporation	10	481
		57,392
Information Technology 11.6%
ACI Worldwide, Inc. (a)	15	336
Adeia Inc.	4	45
Advanced Energy Industries, Inc.	3	359
Amkor Technology, Inc.	15	433
ANSYS, Inc. (a)	3	1,151
AppLovin Corporation - Class A (a)	5	116
Arista Networks, Inc. (a)	6	1,025
Autodesk, Inc. (a)	6	1,158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Belden Inc.	5	443
Benchmark Electronics, Inc.	5	136
Bentley Systems, Incorporated - Class B	7	403
Black Knight, Inc. (a)	6	380
Cerence Inc. (a)	10	288
Ciena Corporation (a)	20	869
Cirrus Logic, Inc. (a)	9	734
Cognex Corporation	10	554
Coherent Corp. (a)	13	638
CommScope Holding Company, Inc. (a)	78	441
CommVault Systems, Inc. (a)	2	153
Diodes Incorporated (a)	4	412
Dolby Laboratories, Inc. - Class A	6	535
Dropbox, Inc. - Class A (a)	26	693
Entegris, Inc.	6	659
EPAM Systems, Inc. (a)	2	365
Fair Isaac Corporation (a)	1	715
First Solar, Inc. (a)	5	1,003
Fortinet, Inc. (a)	14	1,032
Gartner, Inc. (a)	2	697
GoDaddy Inc. - Class A (a)	9	680
Guidewire Software, Inc. (a)	4	300
Infinera Corporation (a)	36	172
Informatica Inc. - Class A (a)	2	42
Insight Enterprises, Inc. (a)	6	854
InterDigital, Inc. (b)	5	497
IPG Photonics Corporation (a)	4	536
Itron, Inc. (a)	6	444
Keysight Technologies, Inc. (a)	7	1,205
Knowles Corporation (a)	19	336
Littelfuse, Inc.	2	569
LiveRamp Holdings, Inc. (a)	14	402
Lumentum Holdings Inc. (a) (b)	7	417
Manhattan Associates, Inc. (a)	2	428
Methode Electronics, Inc.	4	129
MKS Instruments, Inc.	8	855
Monolithic Power Systems, Inc.	1	422
National Instruments Corporation	14	782
NCR Corporation (a)	31	789
NetScout Systems, Inc. (a)	15	455
Okta, Inc. - Class A (a)	3	221
Osi Systems, Inc. (a)	2	268
Palantir Technologies Inc. - Class A (a)	36	557
Palo Alto Networks, Inc. (a)	6	1,433
PC Connection, Inc.	1	62
Pegasystems Inc.	5	226
Plexus Corp. (a)	4	418
Power Integrations, Inc.	3	303
Progress Software Corporation	3	157
PTC Inc. (a)	3	407
Pure Storage, Inc. - Class A (a)	12	448
Rackspace Technology, Inc. (a)	9	26
RingCentral, Inc. - Class A (a)	9	280
Sanmina Corporation (a)	12	742
Semtech Corporation (a)	10	242
ServiceNow, Inc. (a)	2	1,090
Silicon Laboratories Inc. (a)	3	527
Snowflake Inc. - Class A (a)	3	448
SolarWinds Corporation (a)	7	76
Splunk Inc. (a)	7	779
Stratasys, Inc. (a)	6	114
Super Micro Computer, Inc. (a)	5	1,324
Synaptics Incorporated (a)	5	404
TD SYNNEX Corporation	2	202
Teledyne Technologies Incorporated (a)	2	1,003
Teradata Corporation (a)	18	955
Teradyne, Inc.	6	682
Trimble Inc. (a)	19	1,027
TTM Technologies, Inc. (a)	16	228
Twilio Inc. - Class A (a)	16	1,019
Tyler Technologies, Inc. (a)	1	434
Ubiquiti Inc. (b)	—	41
Unity Software Inc. (a)	8	337
VeriSign, Inc. (a)	3	670
ViaSat, Inc. (a)	13	546
Viavi Solutions Inc. (a)	28	316
Vishay Intertechnology, Inc.	26	750
Vontier Corporation	19	606
Wolfspeed, Inc. (a)	6	309
Workday, Inc. - Class A (a)	5	1,235
Xperi Inc. (a)	—	5
Zebra Technologies Corporation - Class A (a)	3	996
Zoom Video Communications, Inc. - Class A (a)	6	379
		48,379
Real Estate 9.4%
Acadia Realty Trust	17	251
Agree Realty Corporation	4	276
Alexander & Baldwin, Inc.	8	150
American Homes 4 Rent - Class A	17	585
Americold Realty Trust	19	624
Apartment Income REIT Corp.	15	528
Apple Hospitality REIT, Inc.	39	587
Brandywine Realty Trust	71	328
Brixmor Property Group Inc.	37	803
Camden Property Trust	7	783
CBL & Associates Properties, Inc. (b)	1	31
Corporate Office Properties Trust	15	347
Cousins Properties Incorporated	25	565
Cubesmart, L.P.	12	521
Cushman & Wakefield PLC (a)	25	204
DiamondRock Alpharetta Tenant, LLC	42	339
DigitalBridge Group, Inc. - Class A	47	695
Douglas Emmett, Inc. (b)	34	427
EastGroup Properties, Inc.	2	294
ELME Communities	13	219
Empire State Realty Trust, Inc. - Class A	36	272
EPR Properties	11	536
Equity Commonwealth	12	241
Equity Lifestyle Properties, Inc.	7	478
Extra Space Storage Inc.	5	795
Federal Realty Investment Trust	7	640
First Industrial Realty Trust, Inc.	7	372
Gaming and Leisure Properties, Inc.	15	749
Global Net Lease, Inc.	21	215
Healthcare Realty Trust Incorporated - Class A	35	652
Highwoods Properties, Inc.	20	489
Hudson Pacific Properties, Inc.	64	272
Independence Realty Trust, Inc.	9	160
InvenTrust Properties Corp.	8	175
Invitation Homes Inc.	37	1,280
JBG Smith Properties	26	386
Kennedy-Wilson Holdings, Inc.	17	273
Kilroy Realty Corporation	19	582
Kite Realty Naperville, LLC	20	446
KRC Interim Corp.	26	504
Lamar Advertising Company - Class A	7	660
Life Storage Inc.	4	588
LXP Industrial Trust	33	324
Medical Properties Trust, Inc. (b)	93	861
National Health Investors, Inc.	5	254
Newmark Group, Inc. - Class A	13	82
NNN REIT, Inc.	14	603
Office Properties Income Trust	5	38
Omega Healthcare Investors, Inc.	27	819
Open Doors Technology Inc. - Class A (a) (b)	65	259
OUTFRONT Media Inc.	25	392
Paramount Group, Inc.	54	238
Park Hotels & Resorts Inc.	37	475
Pebblebrook Hotel Trust (b)	26	359
Phillips Edison & Company, Inc. (b)	11	369
Physicians Realty Trust	28	397
Piedmont Office Realty Trust, Inc. - Class A	37	268
PotlatchDeltic Corporation	8	448
Rayonier Inc.	13	400
Realogy Holdings Corp. (a)	46	308
Regency Centers Corporation	16	1,009
Retail Opportunity Investments Corp.	15	203
Rexford Industrial Realty, Inc.	7	356
RLJ III-EM Columbus Lessee, LLC	45	461

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ryman Hospitality Properties, Inc.	3	266
Sabra Health Care REIT, Inc.	41	482
SBA Communications Corporation - Class A	1	327
Service Properties Trust	42	362
SITE Centers Corp.	29	380
SL Green Realty Corp. (b)	28	828
Spirit Realty Capital, Inc.	13	514
STAG Industrial, Inc.	12	447
Sun Communities, Inc.	7	878
Sunstone Hotel Investors, Inc.	39	399
Tanger Factory Outlet Centers, Inc.	13	297
The Howard Hughes Corporation (a)	4	290
The Macerich Company	59	664
UDR, Inc.	20	869
Uniti Group Inc.	70	325
Urban Edge Properties	16	247
Veris Residential, Inc. (a)	14	220
VICI Properties Inc.	40	1,257
W.P. Carey Inc.	14	933
Xenia Hotels & Resorts, Inc.	20	242
Zillow Group, Inc. - Class C (a)	17	873
		39,345
Health Care 8.3%
Acadia Healthcare Company, Inc. (a)	6	471
Align Technology, Inc. (a)	3	1,147
Alnylam Pharmaceuticals, Inc. (a)	2	346
Amedisys, Inc. (a)	3	300
AMN Healthcare Services, Inc. (a)	3	363
Avantor, Inc. (a)	19	399
Azenta, Inc. (a)	5	233
BioMarin Pharmaceutical Inc. (a)	9	793
Bio-Rad Laboratories, Inc. - Class A (a)	1	356
Bio-Techne Corporation	4	334
Brookdale Senior Living Inc. (a)	28	117
Bruker Corporation	6	412
Catalent, Inc. (a)	10	449
Charles River Laboratories International, Inc. (a)	2	446
Chemed Corporation	1	594
Community Health Systems, Inc. (a)	35	154
Coronado Topco, Inc. (a)	2	175
Dentsply Sirona Inc.	14	577
DexCom, Inc. (a)	4	511
Elanco Animal Health Incorporated (a)	84	846
Embecta Corp.	6	133
Emergent BioSolutions Inc. (a)	6	47
Encompass Health Corporation	9	596
Enovis Corporation (a)	5	349
Envista Holdings Corporation (a)	21	705
Exact Sciences Corporation (a)	7	698
Exelixis, Inc. (a)	27	524
Globus Medical, Inc. - Class A (a)	4	235
Haemonetics Corporation (a)	4	313
Hologic, Inc. (a)	8	680
Horizon Therapeutics Public Limited Company (a)	7	740
ICU Medical, Inc. (a)	2	342
IDEXX Laboratories, Inc. (a)	2	818
Incyte Corporation (a)	7	444
Integer Holdings Corporation (a)	4	319
Integra LifeSciences Holdings Corporation (a)	5	219
Ionis Pharmaceuticals, Inc. (a)	9	356
LivaNova PLC (a)	5	249
Masimo Corporation (a)	2	403
Mettler-Toledo International Inc. (a)	1	1,062
Moderna, Inc. (a)	1	178
Molina Healthcare, Inc. (a)	2	646
Multiplan Corporation - Class A (a) (b)	27	57
Myriad Genetics, Inc. (a)	5	124
Nektar Therapeutics (a)	40	23
Neurocrine Biosciences, Inc. (a)	1	137
Novavax, Inc. (a) (b)	24	178
NuVasive, Inc. (a)	5	226
OPKO Health, Inc. (a) (b)	97	211
Owens & Minor, Inc. (a)	22	416
Patterson Companies, Inc.	21	689
Pediatrix Medical Group, Inc. (a)	19	265
Premier Healthcare Solutions, Inc. - Class A	16	436
ResMed Inc.	5	993
Revvity, Inc.	7	880
Roivant Sciences Ltd. (a)	25	251
Royalty Pharma PLC - Class A	14	422
Sage Therapeutics Inc. (a)	7	315
Sarepta Therapeutics, Inc. (a)	3	340
Seagen Inc. (a)	4	714
Select Medical Holdings Corporation	13	399
Steris Limited	6	1,298
Syneos Health, Inc. - Class A (a)	16	690
Teladoc Health, Inc. (a)	36	899
Teleflex Incorporated	3	759
Tenet Healthcare Corporation (a)	13	1,071
The Cooper Companies, Inc.	3	1,046
United Therapeutics Corporation (a)	4	969
Veeva Systems Inc. - Class A (a)	3	493
Veradigm Inc. (a)	30	381
West Pharmaceutical Services, Inc.	2	791
		34,552
Materials 6.9%
Albemarle Corporation	5	1,011
AptarGroup, Inc.	6	705
Arconic Corporation (a)	25	750
Ardagh Group S.A. - Class A (b) (c)	—	—
Ashland Inc.	7	573
ATI Inc. (a)	8	344
Avery Dennison Corporation	7	1,119
Avient Corporation	12	510
Axalta Coating Systems Ltd. (a)	23	746
Ball Corporation	12	685
Berry Global Group, Inc.	15	957
Cabot Corporation	7	438
Carpenter Technology Corporation	8	453
Cleveland-Cliffs Inc. (a)	39	652
Commercial Metals Company	16	840
Compass Minerals International, Inc.	7	255
Crown Holdings, Inc.	10	841
Eagle Materials Inc.	4	740
Ecovyst Inc. (a)	5	62
Element Solutions Inc.	22	422
FMC Corporation	9	947
Ginkgo Bioworks Holdings, Inc. - Class A (a)	71	132
Graphic Packaging Holding Company	39	942
Greif, Inc. - Class A	6	381
H.B. Fuller Company	6	417
Hecla Mining Company	47	243
Huntsman Corporation	40	1,078
Innospec Inc.	3	271
Kaiser Aluminum Corporation	4	286
Knife River Corporation (a)	7	314
Louisiana-Pacific Corporation (W VA)	10	767
MATIV Holdings, Inc.	10	157
Minerals Technologies Inc.	4	248
NewMarket Corporation	1	459
O-I Glass, Inc. (a)	31	656
Olin Corporation	16	826
Quaker Chemical Corporation	1	192
Royal Gold, Inc.	3	379
RPM International Inc.	11	1,010
Schnitzer Steel Industries, Inc. - Class A	7	224
Sealed Air Corporation	21	825
Sensient Technologies Corporation	5	343
Silgan Holdings Inc.	9	406
Sonoco Products Company	15	862
Stepan Company	2	211
Summit Materials, Inc. - Class A (a)	12	457
Sylvamo Corporation	11	459
The Chemours Company	27	1,006
The Scotts Miracle-Gro Company	7	469
Trinseo Public Limited Company	17	218
Tronox Holdings PLC	24	299
Warrior Met Coal, Inc.	18	701

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Worthington Industries, Inc.	6	390
		28,678
Energy 4.3%
Antero Midstream Corporation	22	259
Antero Resources Corporation (a)	26	603
Apa Corp.	31	1,061
Arch Resources, Inc. - Class A	3	378
Archrock, Inc.	26	261
ChampionX Corporation	11	326
Cheniere Energy, Inc.	5	738
Chesapeake Energy Corporation	3	266
Civitas Resources, Inc.	3	174
CNX Resources Corporation (a)	39	694
Coterra Energy Inc.	19	493
CVR Energy, Inc.	6	193
Delek US Holdings, Inc.	25	592
Devon Energy Corporation	10	484
Diamondback Energy, Inc.	4	474
Dril-Quip, Inc. (a)	4	86
DT Midstream, Inc.	9	448
EQT Corporation	25	1,008
Equitrans Midstream Corporation	81	777
Green Plains Inc. (a)	9	275
Helmerich & Payne, Inc.	19	678
Kosmos Energy Ltd. (a)	31	186
Liberty Energy Inc. - Class A	10	134
Matador Resources Company	5	250
Murphy Oil Corporation	23	884
Nabors Industries Ltd. (a)	3	267
Oceaneering International, Inc. (a)	18	345
Ovintiv Canada ULC	10	381
Patterson-UTI Energy, Inc.	33	396
PDC Energy, Inc.	6	452
Peabody Energy Corporation	28	603
Permian Resources Corporation - Class A	18	196
Range Resources Corporation	12	343
RPC, Inc.	16	111
SM Energy Company	12	383
Southwestern Energy Company (a)	55	330
TechnipFMC PLC (a)	80	1,334
Transocean Ltd. (a) (e)	68	479
Valaris Limited (a)	3	210
Weatherford International Public Limited Company (a)	4	297
		17,849
Consumer Staples 3.9%
B&G Foods, Inc.	26	359
BJ's Wholesale Club Holdings, Inc. (a)	2	133
Brown-Forman Corporation - Class B	14	958
Cal-Maine Foods, Inc.	5	217
Casey's General Stores, Inc.	5	1,246
Central Garden & Pet Company - Class A (a)	6	226
Coca-Cola Consolidated, Inc.	—	85
Coty Inc. - Class A (a)	45	553
Darling Ingredients Inc. (a)	11	700
Del Monte Fresh Produce Company	6	149
Edgewell Personal Care Colombia S A S	10	416
Flowers Foods, Inc.	24	605
Herbalife Nutrition Ltd. (a)	16	214
Ingles Markets, Incorporated - Class A	3	225
J&J Snack Foods Corp.	1	197
Lamb Weston Holdings, Inc.	5	597
Lancaster Colony Corporation	2	366
McCormick & Company, Incorporated	15	1,338
National Beverage Corp. (a)	2	105
Nomad Foods Limited (a)	22	393
Nu Skin Enterprises, Inc. - Class A	14	450
Performance Food Group Company (a)	22	1,329
Post Holdings, Inc. (a)	6	534
PriceSmart, Inc.	4	279
Reynolds Consumer Products Inc.	4	101
Seaboard Corporation	—	75
Spartannash Company	8	176
Spectrum Brands Holdings, Inc.	10	775
Sprouts Farmers Market, Inc. (a)	22	821
The Andersons, Inc.	7	342
The Boston Beer Company, Inc. - Class A (a)	1	229
The Clorox Company	3	546
The Hain Celestial Group, Inc. (a)	21	257
Treehouse Foods, Inc. (a)	11	542
United Natural Foods, Inc. (a)	13	264
Universal Corporation	4	201
USANA Health Sciences, Inc. (a)	2	125
Vector Group Ltd.	17	220
Weis Markets, Inc.	2	149
		16,497
Communication Services 3.4%
Advantage Solutions, Inc. - Class A (a)	7	15
AMC Entertainment Holdings, Inc. - Class A (a) (b)	12	52
AMC Networks, Inc. - Class A (a)	6	69
Angi Inc. - Class A (a)	7	23
Bumble Inc. - Class A (a)	7	117
Cable One, Inc.	—	313
Cinemark Holdings, Inc. (a)	28	460
Clear Channel Outdoor Holdings, Inc. (a)	75	103
EchoStar Corporation - Class A (a)	7	117
Frontier Communications Parent, Inc. (a)	21	396
Gray Television, Inc.	25	200
IAC Inc. (a)	12	725
iHeartMedia, Inc. - Class A (a)	31	112
IHS Holding Limited (a)	2	16
John Wiley & Sons, Inc. - Class A	7	223
Liberty Broadband Corporation - Series C (a)	8	677
Liberty Latin America Ltd. - Class C (a)	44	376
Liberty Media Corporation - Series C (a)	10	717
Lions Gate Entertainment Corp. - Class A (a)	41	358
Live Nation Entertainment, Inc. (a)	1	110
Match Group, Inc. (a)	10	399
Nexstar Media Group, Inc. - Class A	5	766
Pinterest, Inc. - Class A (a)	23	640
Roku Inc. - Class A (a)	6	366
Scholastic Corporation	5	180
Sinclair, Inc. - Class A	11	147
Snap Inc. - Class A (a)	63	747
Sphere Entertainment Co. (a) (f)	3	115
Sphere Entertainment Co. - Class A (a)	5	126
Take-Two Interactive Software, Inc. (a)	9	1,339
TEGNA Inc.	30	491
Telephone and Data Systems, Inc.	47	390
The Interpublic Group of Companies, Inc.	38	1,481
The New York Times Company - Class A	11	440
TripAdvisor, Inc. (a)	18	302
United States Cellular Corporation (a)	2	42
Yelp Inc. (a)	15	544
Ziff Davis, Inc. (a)	5	378
ZoomInfo Technologies Inc. - Class A (a)	5	138
		14,210
Utilities 2.4%
ALLETE, Inc.	9	506
Atmos Energy Corporation	12	1,364
Avista Corporation	12	452
Black Hills Corporation	9	535
Clearway Energy, Inc. - Class C	8	228
Essential Utilities, Inc.	15	609
Hawaiian Electric Industries, Inc.	11	413
IDACORP, Inc.	5	540
National Fuel Gas Company	9	475
New Jersey Resources Corporation	10	467
NorthWestern Corporation	9	496
OGE Energy Corp.	26	945
One Gas, Inc.	6	487
Ormat Technologies, Inc.	3	232
PNM Resources, Inc.	10	452
Portland General Electric Company	14	652
Southwest Gas Holdings, Inc.	10	654
Spire Inc.	7	474
		9,981
Total Common Stocks (cost $388,770)		416,102
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 4.95% (d) (g)	1,902	1,902
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 4.78% (d) (g)	511	511
Total Short Term Investments (cost $2,413)		2,413
Total Investments 100.3% (cost $391,183)		418,515
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.3)%		(1,401)
Total Net Assets 100.0%		417,121

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d) Investment in affiliate.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/RAFI Fundamental U.S. Small Cap Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	623	157	29	23	(11)	(69)	671	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	3	September 2023	281	1	4
S&P Midcap 400 Index	4	September 2023	1,033	6	25
				7	29

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	416,102	—	—	416,102
Short Term Investments	2,413	—	—	2,413
	418,515	—	—	418,515
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	29	—	—	29
	29	—	—	29

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.8%
Health Care 15.8%
AbbVie Inc.	149	20,071
Acadia Healthcare Company, Inc. (a)	5	359
Agilent Technologies, Inc.	8	988
Align Technology, Inc. (a)	5	1,776
Alnylam Pharmaceuticals, Inc. (a)	6	1,151
AmerisourceBergen Corporation	13	2,577
Amgen Inc.	77	17,115
AMN Healthcare Services, Inc. (a)	4	454
Baxter International Inc.	35	1,593
Becton, Dickinson and Company	19	5,067
Biogen Inc. (a)	15	4,360
BioMarin Pharmaceutical Inc. (a)	9	758
Boston Scientific Corporation (a)	43	2,321
Bristol-Myers Squibb Company	137	8,731
Bruker Corporation	11	835
Cardinal Health, Inc.	110	10,396
Chemed Corporation	3	1,774
Cigna Corporation	9	2,447
CVS Health Corporation	328	22,651
Danaher Corporation	3	762
DaVita Inc. (a)	28	2,782
Dentsply Sirona Inc.	15	599
DexCom, Inc. (a)	19	2,459
Elevance Health, Inc.	4	1,927
Eli Lilly and Company	66	30,985
Encompass Health Corporation	28	1,908
Exact Sciences Corporation (a)	9	823
Gilead Sciences, Inc.	276	21,247
Globus Medical, Inc. - Class A (a)	5	285
Haemonetics Corporation (a)	7	604
HCA Healthcare, Inc.	18	5,406
Henry Schein, Inc. (a)	11	863
Hologic, Inc. (a)	12	965
Horizon Therapeutics Public Limited Company (a)	13	1,343
Humana Inc.	7	2,994
ICU Medical, Inc. (a)	2	280
IDEXX Laboratories, Inc. (a)	5	2,637
Illumina, Inc. (a)	5	893
Incyte Corporation (a)	5	298
Integra LifeSciences Holdings Corporation (a)	5	203
Intuitive Surgical, Inc. (a)	10	3,555
Ionis Pharmaceuticals, Inc. (a)	6	254
Johnson & Johnson	158	26,173
Masimo Corporation (a)	6	1,069
McKesson Corporation	43	18,236
Merck & Co., Inc.	357	41,195
Mettler-Toledo International Inc. (a)	1	1,232
Moderna, Inc. (a)	9	1,130
Neurocrine Biosciences, Inc. (a)	7	638
Organon & Co.	88	1,821
Owens & Minor, Inc. (a)	30	576
Patterson Companies, Inc.	40	1,346
Pediatrix Medical Group, Inc. (a)	28	392
Pfizer Inc.	425	15,589
Premier Healthcare Solutions, Inc. - Class A	26	728
Quest Diagnostics Incorporated	14	1,976
Regeneron Pharmaceuticals, Inc. (a)	10	7,466
ResMed Inc.	9	1,968
Royalty Pharma PLC - Class A	20	622
Sarepta Therapeutics, Inc. (a)	4	448
Seagen Inc. (a)	8	1,499
Select Medical Holdings Corporation	25	796
Steris Limited	6	1,447
Stryker Corporation	10	3,043
Teladoc Health, Inc. (a)	14	353
Teleflex Incorporated	3	652
Tenet Healthcare Corporation (a)	39	3,152
The Cooper Companies, Inc.	3	1,198
United Therapeutics Corporation (a)	13	2,865
Universal Health Services, Inc. - Class B	9	1,418
Vertex Pharmaceuticals Incorporated (a)	8	2,685
Viatris Inc.	261	2,603
Waters Corporation (a)	3	692
West Pharmaceutical Services, Inc.	2	885
Zimmer Biomet Holdings, Inc.	6	830
Zoetis Inc. - Class A	7	1,256
		337,475
Information Technology 15.3%
Accenture Public Limited Company - Class A	20	6,105
Akamai Technologies, Inc. (a)	8	690
Amdocs Limited	15	1,515
Amkor Technology, Inc.	21	635
Amphenol Corporation - Class A	17	1,468
Analog Devices, Inc.	15	2,931
ANSYS, Inc. (a)	8	2,542
Apple Inc.	248	48,172
Applied Materials, Inc.	68	9,792
Arista Networks, Inc. (a)	12	1,922
Arrow Electronics, Inc. (a)	13	1,914
Autodesk, Inc. (a)	17	3,527
Avnet, Inc.	27	1,378
Belden Inc.	10	930
Bentley Systems, Incorporated - Class B	12	654
Black Knight, Inc. (a)	7	422
Broadcom Inc.	19	16,717
Cadence Design Systems, Inc. (a)	8	1,880
CDW Corp.	10	1,897
Cirrus Logic, Inc. (a)	8	639
Cisco Systems, Inc.	373	19,294
Corning Incorporated	161	5,653
Dell Technologies Inc. - Class C	4	205
Dolby Laboratories, Inc. - Class A	10	872
Dropbox, Inc. - Class A (a)	15	404
DXC Technology Company (a)	28	758
Fair Isaac Corporation (a)	2	1,998
First Solar, Inc. (a)	5	917
Flex Ltd. (a)	39	1,077
Fortinet, Inc. (a)	15	1,153
Gartner, Inc. (a)	5	1,890
Gen Digital Inc.	81	1,507
GoDaddy Inc. - Class A (a)	13	1,012
Hewlett Packard Enterprise Company	364	6,107
HP, Inc.	172	5,278
Insight Enterprises, Inc. (a)	9	1,307
International Business Machines Corporation	209	27,942
IPG Photonics Corporation (a)	3	355
Jabil Inc.	21	2,257
Juniper Networks, Inc.	94	2,940
Keysight Technologies, Inc. (a)	9	1,464
KLA Corporation	8	3,899
Kyndryl Holdings, Inc. (a)	67	888
Lam Research Corporation	9	6,097
Manhattan Associates, Inc. (a)	6	1,128
Microchip Technology Incorporated	16	1,445
Motorola Solutions, Inc.	12	3,464
National Instruments Corporation	16	905
NCR Corporation (a)	20	501
NetApp, Inc.	6	467
NetScout Systems, Inc. (a)	21	657
NVIDIA Corporation	70	29,718
On Semiconductor Corporation (a)	13	1,226
Oracle Corporation	286	34,092
Osi Systems, Inc. (a)	4	456
Palantir Technologies Inc. - Class A (a)	87	1,333
Plexus Corp. (a)	7	687
Power Integrations, Inc.	3	261
PTC Inc. (a)	5	766
Qualcomm Incorporated	73	8,740
Roper Technologies, Inc.	4	1,838
Salesforce, Inc. (a)	29	6,084
Sanmina Corporation (a)	19	1,165
Seagate Technology Holdings Public Limited Company	13	777
Skyworks Solutions, Inc.	9	1,030
Snowflake Inc. - Class A (a)	14	2,409
Super Micro Computer, Inc. (a)	9	2,154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Synopsys, Inc. (a)	4	1,957
TE Connectivity Ltd. (b)	9	1,306
Teledyne Technologies Incorporated (a)	3	1,404
Teradata Corporation (a)	14	774
Teradyne, Inc.	7	728
Texas Instruments Incorporated	63	11,370
TTM Technologies, Inc. (a)	17	243
Tyler Technologies, Inc. (a)	1	438
VeriSign, Inc. (a)	8	1,718
Vishay Intertechnology, Inc.	44	1,284
Vontier Corporation	10	317
Western Digital Corporation (a)	43	1,639
Workday, Inc. - Class A (a)	10	2,244
Xerox Holdings Corporation	47	695
		328,424
Consumer Staples 14.0%
Albertsons Companies, Inc. - Class A	3	72
Altria Group, Inc.	342	15,498
Archer-Daniels-Midland Company	139	10,523
B&G Foods, Inc.	31	426
Brown-Forman Corporation - Class B	27	1,821
Bunge Limited	51	4,800
Cal-Maine Foods, Inc.	20	879
Campbell Soup Company	22	983
Casey's General Stores, Inc.	12	2,848
Central Garden & Pet Company - Class A (a)	9	334
Church & Dwight Co., Inc.	20	1,969
Colgate-Palmolive Company	88	6,814
Conagra Brands, Inc.	51	1,714
Constellation Brands, Inc. - Class A	6	1,569
Costco Wholesale Corporation	17	9,061
Del Monte Fresh Produce Company	6	163
Dollar General Corporation	18	3,033
Dollar Tree, Inc. (a)	11	1,562
Edgewell Personal Care Colombia S A S	20	815
Flowers Foods, Inc.	49	1,216
General Mills, Inc.	68	5,233
Herbalife Nutrition Ltd. (a)	18	233
Hormel Foods Corporation	18	711
Ingles Markets, Incorporated - Class A	4	301
Ingredion Incorporated	13	1,338
J&J Snack Foods Corp.	2	311
Kellogg Company	39	2,596
Keurig Dr Pepper Inc.	44	1,390
Kimberly-Clark Corporation	42	5,859
Kraft Foods Group, Inc.	125	4,439
Lamb Weston Holdings, Inc.	21	2,425
Lancaster Colony Corporation	6	1,173
McCormick & Company, Incorporated	17	1,458
Molson Coors Beverage Company - Class B	48	3,148
Mondelez International, Inc. - Class A	121	8,842
Monster Beverage 1990 Corporation (a)	57	3,301
National Beverage Corp. (a)	5	261
Nomad Foods Limited (a)	21	373
Nu Skin Enterprises, Inc. - Class A	20	649
PepsiCo, Inc.	160	29,564
Performance Food Group Company (a)	28	1,661
Philip Morris International Inc.	172	16,794
Post Holdings, Inc. (a)	16	1,348
PriceSmart, Inc.	7	500
Spartannash Company	11	245
Sprouts Farmers Market, Inc. (a)	71	2,622
Sysco Corporation	27	2,006
Target Corporation	102	13,459
The Andersons, Inc.	11	513
The Boston Beer Company, Inc. - Class A (a)	2	512
The Clorox Company	19	3,031
The Coca-Cola Company	397	23,891
The Hershey Company	13	3,167
The J.M. Smucker Company	13	1,967
The Kroger Co.	208	9,796
The Procter & Gamble Company	135	20,484
Treehouse Foods, Inc. (a)	15	757
Tyson Foods, Inc. - Class A	59	3,006
United Natural Foods, Inc. (a)	21	407
Universal Corporation (c)	6	299
US Foods Holding Corp. (a)	38	1,667
USANA Health Sciences, Inc. (a)	3	210
Vector Group Ltd.	33	418
Walgreens Boots Alliance, Inc.	318	9,046
Walmart Inc.	273	42,909
Weis Markets, Inc.	4	238
		300,658
Industrials 12.9%
3M Company	58	5,795
A. O. Smith Corporation	19	1,405
AAR Corp. (a)	9	539
ABM Industries Incorporated	13	546
Acuity Brands, Inc.	5	770
AECOM	19	1,599
Aerojet Rocketdyne Holdings, Inc. (a)	22	1,226
AGCO Corporation	8	1,042
Allison Systems, Inc.	36	2,043
American Airlines Group Inc. (a)	82	1,472
American Woodmark Corporation (a)	4	343
AMETEK, Inc.	7	1,118
APi Group Corp (a)	22	587
Apogee Enterprises, Inc.	8	379
Applied Industrial Technologies, Inc.	3	471
Arcbest Corporation	3	275
Arcosa, Inc.	9	672
Armstrong World Industries, Inc.	4	325
Automatic Data Processing, Inc.	28	6,073
Avis Budget Group, Inc. (a)	21	4,750
Boise Cascade Company	16	1,431
Booz Allen Hamilton Holding Corporation - Class A	33	3,676
Broadridge Financial Solutions, Inc.	16	2,667
Builders FirstSource, Inc. (a)	4	545
BWXT Government Group, Inc.	21	1,526
C.H. Robinson Worldwide, Inc.	24	2,290
Caci International Inc. - Class A (a)	6	2,027
Carrier Global Corporation	49	2,429
Caterpillar Inc.	33	8,048
Cintas Corporation	5	2,648
Clean Harbors, Inc. (a)	3	415
Comfort Systems USA, Inc.	3	518
Copart, Inc. (a)	43	3,922
CoreCivic, Inc. (a)	47	438
CoStar Group, Inc. (a)	20	1,784
CSG Systems International, Inc.	6	319
CSX Corporation	104	3,542
Cummins Inc.	16	3,895
Curtiss-Wright Corporation	7	1,280
Deere & Company	8	3,276
Donaldson Company, Inc.	19	1,205
Dover Corporation	4	613
Eaton Corporation Public Limited Company	12	2,337
EMCOR Group, Inc.	2	375
Emerson Electric Co.	29	2,652
Encore Wire Corporation	5	981
Equifax Inc.	5	1,260
Expeditors International of Washington, Inc.	17	2,054
Fastenal Company	21	1,217
FedEx Corporation	7	1,696
Flowserve Corporation	6	222
Fluor Corporation (a)	33	986
Fortive Corporation	10	776
Fortune Brands Innovations, Inc.	4	271
Franklin Electric Co., Inc.	5	500
FTI Consulting, Inc. (a)	9	1,748
GATX Corporation	6	805
Generac Holdings Inc. (a)	3	410
General Electric Company	121	13,257
Genpact Limited	39	1,478
GMS Inc. (a)	7	505
Graco Inc.	18	1,583
Granite Construction Incorporated	14	569
Healthcare Services Group, Inc.	38	565

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
HEICO Corporation	5	828
Hexcel Corporation	19	1,472
Hillenbrand, Inc.	5	252
HNI Corporation	10	287
Honeywell International Inc.	20	4,077
Howmet Aerospace Inc.	37	1,844
Hub Group, Inc. - Class A (a)	9	729
Hubbell Incorporated	4	1,357
Huntington Ingalls Industries, Inc.	1	334
IDEX Corporation	8	1,819
Illinois Tool Works Inc.	22	5,521
Ingersoll Rand Inc.	20	1,299
Insperity, Inc.	5	536
ITT Inc.	11	1,045
J.B. Hunt Transport Services, Inc.	3	593
JetBlue Airways Corporation (a)	82	724
Johnson Controls International Public Limited Company	20	1,397
KBR, Inc.	13	817
Kennametal Inc.	10	285
Knight-Swift Transportation Holdings Inc. - Class A	8	453
L3Harris Technologies, Inc.	12	2,402
Landstar System, Inc.	11	2,203
Leidos Holdings, Inc.	11	1,016
Lennox International Inc.	8	2,535
Lincoln Electric Holdings, Inc.	10	2,081
Lockheed Martin Corporation	33	15,143
ManpowerGroup Inc.	15	1,157
Masco Corporation	15	861
MasTec, Inc. (a)	3	353
Masterbrand, Inc. (a)	41	472
Matthews International Corporation - Class A	5	226
Maximus, Inc.	16	1,336
MDU Resources Group, Inc.	37	769
Mine Safety Appliances Company, LLC	2	405
Moog Inc. - Class A	5	543
MSC Industrial Direct Co., Inc. - Class A	18	1,743
Mueller Industries, Inc.	21	1,791
Nordson Corporation	3	694
Northrop Grumman Corporation	13	5,942
Now, Inc. (a)	29	295
Nvent Electric Public Limited Company	8	422
Old Dominion Freight Line, Inc.	3	1,084
Openlane, Inc. (a)	31	471
Oshkosh Corporation	12	1,052
Otis Worldwide Corporation	31	2,801
Owens Corning	7	924
PACCAR Inc	15	1,287
Parker-Hannifin Corporation	4	1,499
Parsons Corporation (a)	7	345
Paychex, Inc.	14	1,523
Pentair Public Limited Company	30	1,938
Primoris Services Corporation	14	428
Quanta Services, Inc.	12	2,380
Raytheon Technologies Corporation	44	4,268
RBC Bearings Incorporated (a)	1	289
Republic Services, Inc.	8	1,295
Resideo Technologies, Inc. (a)	26	452
Robert Half International Inc.	10	783
Rockwell Automation, Inc.	3	1,142
Rollins, Inc.	32	1,367
Rush Enterprises, Inc. - Class A	10	604
Ryder System, Inc.	13	1,130
Saia, Inc. (a)	1	449
Schneider National, Inc. - Class B	17	475
Science Applications International Corporation	3	311
Simpson Manufacturing Co., Inc.	2	292
SkyWest, Inc. (a)	18	720
Snap-on Incorporated	1	376
Spirit AeroSystems Holdings, Inc. - Class A	21	611
Steelcase Inc. - Class A	33	251
Stericycle, Inc. (a)	14	641
Terex Corporation	29	1,722
Textron Inc.	6	395
The Boeing Company (a)	18	3,719
The GEO Group, Inc. (a)	28	199
The Greenbrier Companies, Inc.	18	780
The Timken Company	14	1,308
The Toro Company	23	2,343
TransDigm Group Incorporated	2	1,975
Trinet Group, Inc. (a)	3	261
Trinity Industries, Inc.	19	489
Uber Technologies, Inc. (a)	58	2,503
UFP Industries, Inc.	12	1,192
U-Haul Holding Company (c)	15	842
Unifirst Corporation	3	392
Union Pacific Corporation	42	8,661
United Airlines Holdings, Inc. (a)	9	512
United Parcel Service, Inc. - Class B	45	8,132
United Rentals, Inc.	2	839
Univar Solutions Inc. (a)	8	274
Valmont Industries, Inc.	2	522
Verisk Analytics, Inc.	14	3,172
Veritiv Corporation	2	262
W. W. Grainger, Inc.	4	3,436
Waste Management, Inc.	27	4,647
Watsco, Inc.	9	3,371
Watts Water Technologies, Inc. - Class A	1	221
Werner Enterprises, Inc.	27	1,180
WESCO International, Inc.	19	3,389
Westinghouse Air Brake Technologies Corporation	5	539
WillScot Mobile Mini Holdings Corp. - Class A (a)	10	467
XPO, Inc. (a)	6	329
Xylem Inc.	18	1,973
		275,463
Financials 12.1%
Affiliated Managers Group, Inc.	9	1,380
AFLAC Incorporated	32	2,250
AGNC Investment Corp.	56	563
Ally Financial Inc.	65	1,767
American Equity Investment Life Holding Company	21	1,085
American Express Company	16	2,813
American International Group, Inc.	131	7,547
Ameriprise Financial, Inc.	3	978
Annaly Capital Management, Inc.	33	651
AON Public Limited Company - Class A	18	6,117
Apollo Asset Management, Inc.	19	1,476
Ares Management Corporation - Class A	10	1,005
Arthur J. Gallagher & Co.	12	2,686
Artisan Partners Asset Management Inc. - Class A	7	290
Assurant, Inc.	4	491
BlackRock, Inc.	4	2,861
Blackstone Inc. - Class A	16	1,484
Blackstone Mortgage Trust, Inc. - Class A (c)	28	577
Bread Financial Payments, Inc.	16	503
Brighthouse Financial, Inc. (a)	27	1,278
Brown & Brown, Inc.	15	1,008
Capital One Financial Corporation	61	6,644
Chimera Investment Corporation (c)	94	540
Citigroup Inc.	470	21,656
CME Group Inc. - Class A	12	2,176
CNO Financial Group, Inc.	41	969
Coinbase Global, Inc. - Class A (a)	7	534
Discover Financial Services	21	2,470
Erie Indemnity Company - Class A	4	929
Essent Group Ltd.	5	249
Evercore Inc. - Class A	9	1,099
FactSet Research Systems Inc.	4	1,748
Federated Hermes, Inc. - Class B	21	760
First American Financial Corporation	3	197
First Citizens BancShares, Inc. - Class A	1	655
Fiserv, Inc. (a)	17	2,124
FleetCor Technologies, Inc. (a)	3	735
Franklin Resources, Inc.	62	1,669
Genworth Financial, Inc. - Class A (a)	215	1,077
Global Payments Inc.	7	730
Globe Life Inc.	2	240
Houlihan Lokey, Inc. - Class A	9	906
Independence Holdings, LLC	11	499

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Interactive Brokers Group, Inc. - Class A	7	569
Intercontinental Exchange, Inc.	19	2,182
Invesco Ltd.	77	1,288
Jack Henry & Associates, Inc.	11	1,762
Jackson Financial Inc. - Class A (d)	22	673
Janus Henderson Group PLC	10	265
Jefferies Financial Group Inc.	17	576
JPMorgan Chase & Co.	85	12,430
K.K.R. Co., Inc. - Class A	19	1,075
Ladder Capital Corp - Class A	33	354
Lincoln National Corporation	33	848
Loews Corporation	21	1,238
LPL Financial Holdings Inc.	11	2,311
Markel Group Inc. (a)	—	519
MarketAxess Holdings Inc.	2	462
Marsh & Mclennan Companies, Inc.	41	7,734
MasterCard Incorporated - Class A	39	15,144
Mercury General Corporation	12	369
MetLife, Inc.	69	3,901
MFA Financial, Inc.	53	599
MGIC Investment Corporation	31	492
Moelis & Company - Class A	7	338
Moody's Corporation	5	1,898
Morgan Stanley	38	3,262
Morningstar, Inc.	1	271
Mr. Cooper Group Inc. (a)	5	261
MSCI Inc. - Class A	6	2,725
Nasdaq, Inc.	19	947
Navient Corporation	45	843
New York Community Bancorp, Inc. - Series A (c)	99	1,118
New York Mortgage Trust, Inc.	26	255
PayPal Holdings, Inc. (a)	33	2,208
PennyMac Financial Services, Inc.	4	274
PennyMac Mortgage Investment Trust (c)	45	610
Primerica, Inc.	2	353
Principal Financial Group, Inc.	7	527
PROG Holdings, Inc. (a)	12	371
Prudential Financial, Inc.	64	5,661
Redwood Trust, Inc. (c)	51	325
Reinsurance Group of America, Incorporated	2	215
Rithm Capital Corp.	122	1,144
RLI Corp.	6	851
S&P Global Inc.	5	1,916
SEI Investments Company	23	1,358
Selective Insurance Group, Inc.	2	215
SLM Corporation	65	1,056
Starwood Property Trust, Inc. (c)	47	915
State Street Corporation	10	696
Stewart Information Services Corporation	10	402
Stifel Financial Corp.	5	309
Synchrony Financial	154	5,224
T. Rowe Price Group, Inc.	19	2,116
The Allstate Corporation	53	5,730
The Bank of New York Mellon Corporation (d)	83	3,703
The Goldman Sachs Group, Inc.	21	6,708
The Hanover Insurance Group, Inc.	7	788
The Hartford Financial Services Group, Inc.	10	707
The Progressive Corporation	46	6,058
The Travelers Companies, Inc.	37	6,503
The Western Union Company	61	721
Tradeweb Markets Inc. - Class A	3	226
Two Harbors Investment Corp.	27	381
Unum Group	53	2,512
Virtu Financial, Inc. - Class A	22	369
Visa Inc. - Class A	81	19,118
Voya Financial, Inc.	5	331
Washington Federal, Inc.	11	295
Wells Fargo & Company	503	21,454
Wex, Inc. (a)	2	396
White Mountains Insurance Group Ltd	1	725
Willis Towers Watson Public Limited Company	8	1,930
Zurich American Corporation	12	568
		260,094
Consumer Discretionary 11.4%
Abercrombie & Fitch Co. - Class A (a)	39	1,457
Academy Sports & Outdoors, Inc.	15	817
Acushnet Holdings Corp.	5	299
Adient Public Limited Company (a)	32	1,224
ADT, Inc.	14	87
Adtalem Global Education Inc. (a)	12	415
American Axle & Manufacturing Holdings, Inc. (a)	45	370
American Eagle Outfitters, Inc.	104	1,226
Aramark	8	352
Asbury Automotive Group, Inc. (a)	7	1,772
AutoNation, Inc. (a)	14	2,376
AutoZone, Inc. (a)	3	6,520
Bath & Body Works, Inc.	23	844
Best Buy Co., Inc.	74	6,039
Bloomin' Brands, Inc.	15	396
Booking Holdings Inc. (a)	3	9,235
BorgWarner Inc.	21	1,031
Boyd Gaming Corporation	3	242
Bright Horizons Family Solutions, Inc. (a)	4	342
Brunswick Corporation	14	1,171
Burlington Stores, Inc. (a)	3	512
Carnival Corporation (a)	110	2,072
Carter's, Inc.	24	1,773
Chipotle Mexican Grill, Inc. (a)	1	3,164
Churchill Downs Incorporated	7	996
Coupang, Inc. - Class A (a)	45	785
Cracker Barrel Old Country Store, Inc. (c)	9	882
Crocs, Inc. (a)	5	590
D.R. Horton, Inc.	9	1,146
Dana Incorporated	47	801
Darden Restaurants, Inc.	11	1,764
Dave & Buster's Entertainment, Inc. (a)	8	346
Deckers Outdoor Corporation (a)	3	1,827
Dick's Sporting Goods, Inc.	17	2,207
Dillard's, Inc. - Class A (c)	2	703
Domino's Pizza, Inc.	7	2,302
Doordash, Inc. - Class A (a)	15	1,123
Dorman Products, Inc. (a)	5	401
eBay Inc.	117	5,242
ETSY, Inc. (a)	8	648
Five Below, Inc. (a)	3	521
Floor & Decor Holdings, Inc. - Class A (a)	5	523
Foot Locker, Inc. (c)	49	1,323
Ford Motor Company	770	11,647
General Motors Company	326	12,558
Gentex Corporation	59	1,729
Genuine Parts Company	11	1,778
Graham Holdings Co., Ltd. - Class B	1	425
Grand Canyon Education, Inc. (a)	8	858
Group 1 Automotive, Inc.	7	1,840
Guess ?, Inc.	15	284
H & R Block, Inc.	56	1,797
Hanesbrands Inc. (c)	72	326
Harley-Davidson, Inc.	21	752
Hibbett Inc.	5	190
Hilton Worldwide Holdings Inc.	8	1,125
Hyatt Hotels Corporation - Class A	2	252
International Game Technology PLC	30	944
Jack in the Box Inc.	16	1,528
KB Home	9	458
Kohl's Corporation	55	1,274
Kontoor Brands, Inc.	15	645
Las Vegas Sands Corp. (a)	49	2,815
Laureate Education, Inc. - Class A	23	273
La-Z-Boy Incorporated	15	421
Lear Corporation	16	2,301
Leggett & Platt, Incorporated	26	769
Lennar Corporation - Class A	8	989
Light & Wonder, Inc. (a)	4	289
Lithia Motors, Inc. - Class A	3	823
LKQ Corporation	7	419
Lowe`s Companies, Inc.	32	7,236
M.D.C. Holdings, Inc.	17	815

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
M/I Homes, Inc. (a)	7	587
Macy's, Inc.	68	1,094
Marriott International, Inc. - Class A	13	2,390
McDonald's Corporation	76	22,802
Meritage Homes Corporation	8	1,138
MGM Resorts International	8	341
Murphy USA Inc.	13	3,974
Newell Brands Inc.	10	83
Nike, Inc. - Class B	53	5,833
Nordstrom, Inc.	18	362
Norwegian Cruise Line Holdings Ltd. (a)	20	434
NVR, Inc. (a)	—	1,169
O'Reilly Automotive, Inc. (a)	9	8,498
Penske Automotive Group, Inc.	8	1,384
Polaris Inc.	3	338
Pool Corporation	3	1,158
PulteGroup, Inc.	28	2,181
PVH Corp.	8	682
Qurate Retail, Inc. - Series A (a)	239	236
Ralph Lauren Corporation - Class A	5	618
Red Rock Resorts, Inc. - Class A	7	314
Ross Stores, Inc.	10	1,145
Royal Caribbean Cruises Ltd.	6	608
Sally Beauty Holdings, Inc. (a)	54	662
Service Corporation International	18	1,148
Signet Jewelers Limited	11	690
Skechers U.S.A., Inc. - Class A (a)	7	344
Sonic Automotive, Inc. - Class A	8	360
Starbucks Corporation	46	4,573
Steven Madden, Ltd.	14	446
Strategic Education, Inc.	5	364
Tapestry, Inc.	6	267
Taylor Morrison Home II Corporation - Class A (a)	42	2,055
Tempur Sealy International, Inc.	23	908
Texas Roadhouse, Inc. - Class A	7	775
The Buckle, Inc.	12	420
The Cheesecake Factory Incorporated	13	434
The Gap, Inc.	112	999
The Goodyear Tire & Rubber Company (a)	98	1,345
The Home Depot, Inc.	43	13,499
The ODP Corporation (a)	18	837
The TJX Companies, Inc.	56	4,715
The Wendy's Company	74	1,603
Thor Industries, Inc.	20	2,050
Toll Brothers, Inc.	13	1,051
Tractor Supply Company	9	1,977
TRI Pointe Homes Holdings, Inc. (a)	52	1,693
Ulta Beauty, Inc. (a)	5	2,570
Urban Outfitters, Inc. (a)	29	963
V.F. Corporation	20	378
Vail Resorts, Inc.	5	1,323
Valvoline, Inc.	17	630
Vista Outdoor Inc. (a)	9	252
Visteon Corporation (a)	12	1,753
Vitamin Oldco Holdings, Inc. (a) (e)	6	—
Whirlpool Corporation	11	1,601
Williams-Sonoma, Inc.	14	1,762
Wyndham Hotels & Resorts, Inc.	8	554
Wynn Resorts, Limited	5	549
Yum! Brands, Inc.	38	5,328
		243,673
Energy 6.6%
Antero Resources Corporation (a)	36	833
Archrock, Inc.	39	402
Baker Hughes Company - Class A	124	3,930
ChampionX Corporation	9	289
Cheniere Energy, Inc.	12	1,819
Chevron Corporation	130	20,387
CNX Resources Corporation (a)	53	943
ConocoPhillips	38	3,958
CVR Energy, Inc.	17	517
Delek US Holdings, Inc.	52	1,244
Exxon Mobil Corporation	327	35,047
Helmerich & Payne, Inc.	31	1,097
Hess Corporation	18	2,430
HF Sinclair Corporation	5	229
Kinder Morgan, Inc.	50	853
Kosmos Energy Ltd. (a)	39	234
Marathon Oil Corporation	144	3,320
Marathon Petroleum Corporation	154	17,976
Murphy Oil Corporation	40	1,535
Nabors Industries Ltd. (a)	4	338
Nov Inc.	89	1,421
Occidental Petroleum Corporation	87	5,143
Oceaneering International, Inc. (a)	39	726
ONEOK, Inc.	12	765
Patterson-UTI Energy, Inc.	87	1,042
PBF Energy Inc. - Class A	45	1,851
Peabody Energy Corporation	31	663
Permian Resources Corporation - Class A	50	545
Phillips 66	108	10,345
Range Resources Corporation	31	924
Schlumberger Limited	50	2,452
SM Energy Company	40	1,252
Targa Resources Corp.	13	1,008
TechnipFMC PLC (a)	87	1,440
Transocean Ltd. (a) (b)	114	798
Valero Energy Corporation	109	12,821
World Kinect Corporation	19	396
		140,973
Communication Services 5.2%
Activision Blizzard, Inc. (a)	47	3,985
AT&T Inc.	1,581	25,221
Cable One, Inc.	—	203
Cinemark Holdings, Inc. (a)	31	512
Comcast Corporation - Class A	226	9,393
Electronic Arts Inc.	16	2,094
Former Charter Communications Parent, Inc. - Class A (a)	6	2,166
Fox Corporation - Class A	36	1,231
John Wiley & Sons, Inc. - Class A	10	356
Liberty Broadband Corporation - Series C (a)	7	531
Liberty Global PLC - Class C (a)	94	1,672
Liberty Latin America Ltd. - Class C (a) (c)	59	508
Liberty Media Corporation - Series C (a)	11	810
Liberty Media Corporation - Series C (a)	38	1,251
Lumen Technologies Inc.	266	601
Meta Platforms, Inc. - Class A (a)	87	25,033
Netflix, Inc. (a)	13	5,763
News Corporation - Class A	55	1,080
Nexstar Media Group, Inc. - Class A	6	916
Omnicom Group Inc.	34	3,269
Paramount Global - Class B	71	1,125
Pinterest, Inc. - Class A (a)	30	813
Scholastic Corporation	8	329
Take-Two Interactive Software, Inc. (a)	5	718
TEGNA Inc.	66	1,071
Telephone and Data Systems, Inc.	62	507
The Interpublic Group of Companies, Inc.	63	2,427
The New York Times Company - Class A	10	400
T-Mobile USA, Inc. (a)	40	5,605
Verizon Communications Inc.	315	11,704
Yelp Inc. (a)	25	900
		112,194
Materials 3.3%
Air Products and Chemicals, Inc.	7	1,966
Alcoa Corporation	18	624
Amcor Pty Ltd	75	750
AptarGroup, Inc.	10	1,177
Arconic Corporation (a)	42	1,239
ATI Inc. (a)	18	811
Avery Dennison Corporation	7	1,255
Axalta Coating Systems Ltd. (a)	32	1,037
Berry Global Group, Inc.	16	1,033
Cabot Corporation	10	680
Carpenter Technology Corporation	17	981
Celanese Corporation - Class A	11	1,321
Commercial Metals Company	37	1,933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Corteva, Inc.	18	1,040
Crown Holdings, Inc.	15	1,262
DuPont de Nemours, Inc.	61	4,374
Eagle Materials Inc.	4	753
Eastman Chemical Company	3	237
FMC Corporation	6	658
Graphic Packaging Holding Company	110	2,635
Greif, Inc. - Class A	8	565
Huntsman Corporation	14	373
Innospec Inc.	4	400
International Flavors & Fragrances Inc.	4	337
International Paper Company	27	850
Kaiser Aluminum Corporation	5	357
Knife River Corporation (a)	9	399
Legacy Vulcan Corp.	4	866
Louisiana-Pacific Corporation (W VA)	12	909
LyondellBasell Industries N.V. - Class A	64	5,851
Martin Marietta Materials, Inc.	2	827
MOS Holdings Inc.	66	2,298
NewMarket Corporation	2	827
Newmont Corporation	28	1,195
Nucor Corporation	25	4,095
O-I Glass, Inc. (a)	50	1,060
Olin Corporation	17	860
PPG Industries, Inc.	19	2,871
Reliance Steel & Aluminum Co.	11	2,895
Royal Gold, Inc.	4	453
RPM International Inc.	29	2,626
Schnitzer Steel Industries, Inc. - Class A	11	316
Sealed Air Corporation	37	1,472
Sensient Technologies Corporation	7	481
Silgan Holdings Inc.	20	943
Sonoco Products Company	20	1,186
Steel Dynamics, Inc.	10	1,105
Stepan Company	3	274
Sylvamo Corporation	19	776
The Chemours Company	15	567
The Scotts Miracle-Gro Company	10	629
The Sherwin-Williams Company	6	1,527
United States Steel Corporation	37	916
Warrior Met Coal, Inc.	26	1,030
WestRock Company	49	1,427
Worthington Industries, Inc.	9	598
		69,927
Real Estate 2.0%
Agree Realty Corporation	4	252
American Homes 4 Rent - Class A	19	690
Americold Realty Trust	35	1,131
Apple Hospitality REIT, Inc.	60	902
Camden Property Trust	9	965
CBRE Group, Inc. - Class A (a)	8	658
Corporate Office Properties Trust	16	372
Crown Castle Inc.	3	361
Cubesmart, L.P.	13	572
DiamondRock Alpharetta Tenant, LLC	51	410
Digital Realty Trust, Inc.	2	217
DigitalBridge Group, Inc. - Class A (c)	43	630
ELME Communities	13	219
Equinix, Inc.	4	2,904
Equity Commonwealth	22	450
Equity Lifestyle Properties, Inc.	9	602
Extra Space Storage Inc.	7	1,056
First Industrial Realty Trust, Inc.	8	410
Gaming and Leisure Properties, Inc.	43	2,063
Healthcare Realty Trust Incorporated - Class A	27	516
Host Hotels & Resorts, Inc.	17	289
Invitation Homes Inc.	41	1,395
Iron Mountain Incorporated	34	1,905
Jones Lang LaSalle Incorporated (a)	2	367
Kilroy Realty Corporation	13	395
Kite Realty Naperville, LLC	12	261
Lamar Advertising Company - Class A	7	727
Life Storage Inc.	11	1,405
LXP Industrial Trust	41	400
NNN REIT, Inc.	9	379
Omega Healthcare Investors, Inc.	12	369
Paramount Group, Inc.	83	370
Park Hotels & Resorts Inc.	47	602
Physicians Realty Trust	32	446
Piedmont Office Realty Trust, Inc. - Class A	32	233
Public Storage	6	1,684
Rayonier Inc.	15	483
Realogy Holdings Corp. (a)	62	415
Realty Income Corporation	20	1,216
Regency Centers Corporation	8	510
RLJ III-EM Columbus Lessee, LLC	61	624
Ryman Hospitality Properties, Inc.	6	539
SBA Communications Corporation - Class A	1	309
Service Properties Trust	54	469
Simon Property Group, Inc.	25	2,883
SITE Centers Corp.	36	481
Spirit Realty Capital, Inc.	7	258
Sun Communities, Inc.	7	907
Sunstone Hotel Investors, Inc.	49	499
Tanger Factory Outlet Centers, Inc.	12	268
The Macerich Company	79	894
UDR, Inc.	24	1,013
Veris Residential, Inc. (a)	28	448
VICI Properties Inc.	77	2,423
W.P. Carey Inc.	18	1,188
Xenia Hotels & Resorts, Inc.	27	336
Zillow Group, Inc. - Class C (a)	10	501
		43,271
Utilities 1.2%
Ameren Corporation	8	655
American Water Works Company, Inc.	6	848
Atmos Energy Corporation	14	1,606
Avista Corporation	13	526
CenterPoint Energy, Inc.	18	524
Clearway Energy, Inc. - Class C	11	314
Consolidated Edison, Inc.	10	898
Constellation Energy Group, Inc.	10	904
Dominion Energy, Inc.	31	1,614
Edison International	11	759
Essential Utilities, Inc.	12	460
Evergy, Inc.	6	342
Exelon Corporation	82	3,324
Hawaiian Electric Industries, Inc.	15	526
National Fuel Gas Company	15	753
New Jersey Resources Corporation	3	159
NRG Energy, Inc.	19	724
OGE Energy Corp.	10	364
Ormat Technologies, Inc.	7	554
PG&E Corporation (a)	51	873
Pinnacle West Capital Corporation	4	312
PNM Resources, Inc.	15	695
PPL Corporation	19	506
Public Service Enterprise Group Incorporated	10	625
Sempra Energy	9	1,380
The AES Corporation	62	1,281
The Southern Company	32	2,279
Vistra Corp.	63	1,643
Xcel Energy Inc.	15	945
		26,393
Total Common Stocks (cost $1,887,583)		2,138,545
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (d) (f)	3,779	3,779
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (d) (f)	1,356	1,356
Total Short Term Investments (cost $5,135)		5,135
Total Investments 100.0% (cost $1,892,718)		2,143,680
Other Derivative Instruments 0.0%		80
Other Assets and Liabilities, Net (0.0)%		(332)
Total Net Assets 100.0%		2,143,428

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Investment in affiliate.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/RAFI Multi-Factor U.S. Equity Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	299	436	—	15	—	(62)	673	—
The Bank of New York Mellon Corporation	2,643	1,334	268	48	(29)	23	3,703	0.2
	2,942	1,770	268	63	(29)	(39)	4,376	0.2

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	03/17/23	1,162	1,306	0.1
Transocean Ltd.	03/19/21	435	798	—
		1,597	2,104	0.1

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	26	September 2023	5,678	68	157
S&P Midcap 400 Index	7	September 2023	1,802	12	49
				80	206

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,138,545	—	—	2,138,545
Short Term Investments	5,135	—	—	5,135
	2,143,680	—	—	2,143,680
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	206	—	—	206
	206	—	—	206

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 64.3%
Information Technology 14.2%
Accenture Public Limited Company - Class A	3	987
Adobe Inc. (a)	1	705
Advanced Micro Devices, Inc. (a)	8	942
Amphenol Corporation - Class A	—	8
Apple Inc.	71	13,750
Applied Materials, Inc.	5	748
Arista Networks, Inc. (a)	1	121
ASML Holding N.V. - ADR	1	1,028
ASML Holding N.V.	2	1,603
Atlassian Corporation - Class A (a)	1	227
Bill Holdings, Inc. (a)	2	226
Broadcom Inc.	3	2,953
Cadence Design Systems, Inc. (a)	1	245
Cisco Systems, Inc.	2	105
Cognizant Technology Solutions Corporation - Class A	1	39
Confluent, Inc. - Class A (a)	3	100
CrowdStrike Holdings, Inc. - Class A (a)	1	87
Datadog, Inc. - Class A (a)	1	124
DocuSign, Inc. (a)	3	163
Enphase Energy, Inc. (a)	—	33
Entegris, Inc.	1	100
Fair Isaac Corporation (a)	—	40
First Solar, Inc. (a)	—	19
Fortinet, Inc. (a)	4	271
Gen Digital Inc.	7	137
Hamamatsu Photonics K.K.	8	392
Intel Corporation	5	174
Intuit Inc.	3	1,246
KLA Corporation	1	363
Lam Research Corporation	2	1,410
Largan Precision Co., Ltd.	2	137
Lattice Semiconductor Corporation (a)	1	86
Marvell Technology, Inc.	5	313
Micron Technology, Inc.	9	570
Microsoft Corporation	46	15,530
MongoDB, Inc. - Class A (a)	1	418
Monolithic Power Systems, Inc.	1	528
Murata Manufacturing Co., Ltd.	9	489
NTT DATA Corporation	47	661
NVIDIA Corporation	16	6,602
NXP Semiconductors N.V.	6	1,286
OMRON Corporation	5	282
On Semiconductor Corporation (a)	2	173
Pure Storage, Inc. - Class A (a)	5	192
Qualcomm Incorporated	2	262
Renesas Electronics Corporation (a)	22	410
Roper Technologies, Inc.	2	822
Salesforce, Inc. (a)	3	714
Samsung Electronics Co Ltd	19	1,033
SAP SE	7	994
ServiceNow, Inc. (a)	3	1,662
Shopify Inc. - Class A (a)	7	424
Snowflake Inc. - Class A (a)	1	148
SolarEdge Technologies Ltd. (a)	—	88
Synopsys, Inc. (a)	2	1,065
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	241
Taiwan Semiconductor Manufacturing Company Limited	91	1,689
TE Connectivity Ltd. (b)	4	564
Teledyne Technologies Incorporated (a)	—	148
Telefonaktiebolaget LM Ericsson - Class B	100	541
Texas Instruments Incorporated	7	1,211
The Descartes Systems Group Inc. (a)	1	63
Tokyo Electron Limited	4	601
Trimble Inc. (a)	2	101
Western Digital Corporation (a)	2	80
Zoom Video Communications, Inc. - Class A (a)	—	23
		68,497
Financials 10.5%
Adyen B.V. (a) (b)	—	449
Affirm Holdings, Inc. - Class A (a)	2	28
AIA Group Limited	35	359
American Express Company	5	950
American International Group, Inc.	6	335
ANZ Group Holdings Limited	22	351
Apollo Asset Management, Inc.	1	108
Ares Management Corporation - Class A	1	100
AXA	43	1,266
Bank of America Corporation	55	1,575
Berkshire Hathaway Inc. - Class B (a)	9	3,118
BlackRock, Inc.	—	99
Block, Inc. - Class A (a)	2	114
BNP Paribas	9	548
Bridgepoint Group PLC (b)	77	198
Brookfield Corporation - Class A	12	399
Capital One Financial Corporation	—	37
Cboe Global Markets, Inc.	1	97
Challenger Limited	36	154
Chubb Limited	9	1,691
Citigroup Inc.	4	167
CME Group Inc. - Class A	1	125
Corebridge Financial, Inc.	23	405
DBS Group Holdings Ltd	17	409
Definity Financial Corporation	6	166
Discover Financial Services	—	47
DNB Bank ASA	49	925
East West Bancorp, Inc.	2	99
Element Fleet Management Corp.	50	768
Equitable Holdings, Inc.	6	162
Erste Group Bank AG	7	242
Fidelity National Information Services, Inc.	4	230
Fifth Third Bancorp	6	149
Fiserv, Inc. (a)	14	1,823
FleetCor Technologies, Inc. (a)	2	597
Global Payments Inc.	2	228
Housing Development Finance Corporation Limited	13	446
Huntington Bancshares Incorporated	10	111
ING Groep N.V.	78	1,056
Intercontinental Exchange, Inc.	2	203
Intesa Sanpaolo SPA	89	233
JPMorgan Chase & Co.	19	2,727
Julius Bar Gruppe AG - Class N	8	498
Lloyds Banking Group PLC	754	418
Macquarie Group Limited	3	410
MarketAxess Holdings Inc.	—	44
Marsh & Mclennan Companies, Inc.	3	613
MasterCard Incorporated - Class A	6	2,509
Melrose Industries PLC (a)	95	609
MetLife, Inc.	24	1,332
Mitsubishi HC Capital Inc.	40	241
Mitsubishi UFJ Financial Group Inc	88	655
Moody's Corporation	—	160
Morgan Stanley	7	601
MSCI Inc. - Class A	—	170
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	4	1,350
National Bank of Canada	11	819
PICC Property and Casualty Company Limited - Class H	290	323
Ping An Insurance (Group) Co of China Ltd - Class H	27	175
Regions Financial Corporation	1	20
RenaissanceRe Holdings Ltd	1	135
S&P Global Inc.	2	612
Sampo Oyj - Class A	15	667
Standard Chartered PLC	36	314
Storebrand ASA	60	469
Sumitomo Mitsui Trust Bank, Limited	8	281
Sun Life Financial Inc.	14	754
Svenska Handelsbanken AB - Class A	61	511
The Allstate Corporation	4	425
The Bank of New York Mellon Corporation	3	111
The Charles Schwab Corporation	9	497

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.	2	772
The Hartford Financial Services Group, Inc.	9	620
The PNC Financial Services Group, Inc.	5	680
The Progressive Corporation	8	1,003
The Travelers Companies, Inc.	4	760
Tokio Marine Holdings, Inc.	32	748
Truist Financial Corporation	1	27
U.S. Bancorp	18	590
United Overseas Bank Limited	32	673
Visa Inc. - Class A	13	3,094
Wells Fargo & Company	39	1,655
Western Alliance Bancorporation	1	26
XP Inc. - Class A (a)	10	241
Zurich Insurance Group AG - Class N	2	838
		50,744
Health Care 8.7%
Abbott Laboratories	2	242
AbbVie Inc.	4	553
Agilent Technologies, Inc.	2	182
Alcon AG	5	390
Align Technology, Inc. (a)	—	83
AmerisourceBergen Corporation	8	1,470
Amgen Inc.	3	736
Apellis Pharmaceuticals, Inc. (a)	—	36
Astellas Pharma Inc.	57	854
AstraZeneca PLC - ADR	32	2,294
Avantor, Inc. (a)	4	74
Baxter International Inc.	3	155
Bayer Aktiengesellschaft - Class N	13	732
Becton, Dickinson and Company	4	933
Biogen Inc. (a)	—	94
Boston Scientific Corporation (a)	1	65
Bristol-Myers Squibb Company	1	55
Charles River Laboratories International, Inc. (a)	—	58
Cigna Corporation	1	274
Danaher Corporation	6	1,370
Dentsply Sirona Inc.	2	60
DexCom, Inc. (a)	1	192
Elekta AB (publ) - Class B	41	321
Elevance Health, Inc.	6	2,558
Eli Lilly and Company	6	2,955
EssilorLuxottica	3	552
Evotec SE (a)	9	210
Fresenius SE & Co. KGaA	16	431
GE HealthCare Technologies Inc.	8	651
Genmab A/S (a)	1	232
Gilead Sciences, Inc.	2	130
GSK PLC - ADR	12	445
HCA Healthcare, Inc.	3	799
Humana Inc.	2	1,076
Icon Public Limited Company (a)	—	35
Illumina, Inc. (a)	—	61
Intuitive Surgical, Inc. (a)	4	1,520
IQVIA Holdings Inc (a)	—	45
Johnson & Johnson	15	2,402
Koninklijke Philips N.V.	24	513
McKesson Corporation	1	215
Medtronic, Inc.	7	623
Merck & Co., Inc.	12	1,334
Moderna, Inc. (a)	—	37
Molina Healthcare, Inc. (a)	—	116
Novartis AG - Class N	14	1,374
Novo Nordisk A/S - ADR	1	149
Novo Nordisk A/S - Class B	5	886
Otsuka Holdings Co., Ltd.	11	393
Pfizer Inc.	6	219
Regeneron Pharmaceuticals, Inc. (a)	1	476
Sanofi	15	1,567
Siemens Healthineers AG (b)	13	718
Steris Limited	—	110
Stryker Corporation	2	703
Teleflex Incorporated	1	232
Thermo Fisher Scientific Inc.	4	1,934
UnitedHealth Group Incorporated	7	3,497
Veeva Systems Inc. - Class A (a)	1	155
Vertex Pharmaceuticals Incorporated (a)	1	303
Viatris Inc.	18	177
West Pharmaceutical Services, Inc.	—	46
Zimmer Biomet Holdings, Inc.	1	186
Zoetis Inc. - Class A	4	637
		41,925
Consumer Discretionary 6.6%
Alibaba Group Holding Limited - ADR (a)	1	117
Amadeus IT Holding, S.A. (b)	6	492
Amazon.com, Inc. (a)	66	8,665
Aptiv PLC (a)	1	117
Autoliv, Inc. - SDR	5	429
AutoZone, Inc. (a)	—	596
Bath & Body Works, Inc.	2	86
Best Buy Co., Inc.	3	220
Booking Holdings Inc. (a)	1	1,412
Burlington Stores, Inc. (a)	1	101
Chipotle Mexican Grill, Inc. (a)	—	939
Compass Group PLC	32	889
DENSO Corporation	9	600
Doordash, Inc. - Class A (a)	2	150
Dowlais Group PLC (a)	99	159
Dr. Martens PLC	47	73
General Motors Company	8	302
Genuine Parts Company	—	51
H World Group Limited (a)	6	22
Hilton Worldwide Holdings Inc.	1	201
Honda Motor Co., Ltd.	7	209
InterContinental Hotels Group PLC	—	29
Kering	1	489
Kingfisher PLC	209	615
Kyoritsu Maintenance Co., Ltd.	—	15
Las Vegas Sands Corp. (a)	3	162
Lowe`s Companies, Inc.	1	179
Lululemon Athletica Canada Inc. (a)	1	305
Magna International Inc.	12	670
Marriott International, Inc. - Class A	—	75
McDonald's Corporation	4	1,068
Moncler S.p.A.	8	585
Next PLC	6	492
Nike, Inc. - Class B	6	629
NVR, Inc. (a)	—	146
O'Reilly Automotive, Inc. (a)	—	263
Panasonic Holdings Corporation	45	551
Persimmon Public Limited Company	19	251
Ross Stores, Inc.	5	607
Royal Caribbean Cruises Ltd.	1	115
Samsonite International S.A. (a) (b)	84	239
Service Corporation International	4	260
Sony Group Corporation	9	814
Stanley Electric Co., Ltd.	11	231
Starbucks Corporation	2	217
Suzuki Motor Corporation	10	370
Tesla Inc. (a)	13	3,318
The Home Depot, Inc.	3	953
The TJX Companies, Inc.	8	689
Toyota Motor Corporation	60	972
Ulta Beauty, Inc. (a)	1	513
Wynn Resorts, Limited	1	92
Zalando SE (a) (b)	8	236
		31,980
Industrials 5.7%
3M Company	1	70
ABB Ltd - Class N	25	967
Alaska Air Group, Inc. (a)	—	16
ALS Limited	6	44
AMETEK, Inc.	5	769
Ashtead Group Public Limited Company	9	650
Broadridge Financial Solutions, Inc.	1	99
Bunzl Public Limited Company	10	367
Canadian Pacific Kansas City Limited (c)	—	36
Carrier Global Corporation	11	558
Caterpillar Inc.	—	98

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Central Japan Railway Company	2	288
Cintas Corporation	—	202
Copart, Inc. (a)	1	82
CoStar Group, Inc. (a)	—	32
CSX Corporation	32	1,086
Cummins Inc.	2	519
DCC Public Limited Company	6	355
Deere & Company	—	175
Dover Corporation	1	133
Eaton Corporation Public Limited Company	5	1,016
Emerson Electric Co.	—	27
Epiroc Aktiebolag - Class A	2	30
Epiroc Aktiebolag - Class B	2	27
FedEx Corporation	1	157
General Dynamics Corporation	1	306
General Electric Company	20	2,159
Honeywell International Inc.	4	843
Howmet Aerospace Inc.	—	15
Hubbell Incorporated	1	387
Huntington Ingalls Industries, Inc.	—	68
Ingersoll Rand Inc.	3	180
J.B. Hunt Transport Services, Inc.	1	125
Johnson Controls International Public Limited Company	1	59
Kion Group AG	8	304
L3Harris Technologies, Inc.	5	1,047
Legrand	7	693
Metso Oyj	5	61
Mitsubishi Corporation	12	600
Mitsubishi Electric Corporation	56	793
Norfolk Southern Corporation	2	531
Northrop Grumman Corporation	1	417
Old Dominion Freight Line, Inc.	1	505
Otis Worldwide Corporation	2	135
PACCAR Inc	1	106
Paycom Software, Inc.	—	54
Prysmian S.p.A.	18	765
Quanta Services, Inc.	—	31
Raytheon Technologies Corporation	2	213
Recruit Holdings Co., Ltd.	14	457
Republic Services, Inc.	1	77
Rockwell Automation, Inc.	—	67
Safran	4	639
Saia, Inc. (a)	—	129
Sandvik Aktiebolag	6	110
Schneider Electric SE	—	35
Shoals Technologies Group, Inc. - Class A (a)	1	25
Siemens Aktiengesellschaft - Class N	15	2,493
SMC Corporation	—	222
Southwest Airlines Co.	2	75
Stanley Black & Decker, Inc.	3	262
Sumitomo Corporation	27	574
TechnoPro Holdings, Inc.	16	352
Teleperformance SE	2	349
The Boeing Company (a)	1	220
THK Co.Ltd.	8	173
Toromont Industries Ltd.	1	58
Trane Technologies Public Limited Company	—	60
TransDigm Group Incorporated	—	391
Union Pacific Corporation	5	1,045
United Airlines Holdings, Inc. (a)	1	49
United Rentals, Inc.	—	23
Waste Connections, Inc.	1	153
Weir Group PLC(The)	2	34
Westinghouse Air Brake Technologies Corporation	4	457
WillScot Mobile Mini Holdings Corp. - Class A (a)	—	19
Worley Limited	46	484
		27,232
Communication Services 4.6%
Activision Blizzard, Inc. (a)	2	148
Alphabet Inc. - Class A (a)	17	2,046
Alphabet Inc. - Class C (a)	57	6,914
AT&T Inc.	3	46
Cellnex Telecom, S.A. (b)	1	34
Comcast Corporation - Class A	3	106
CyberAgent, Inc.	35	259
Former Charter Communications Parent, Inc. - Class A (a)	—	77
KT Corp	13	296
Meta Platforms, Inc. - Class A (a)	17	4,818
NAVER Corporation	1	197
Netflix, Inc. (a)	4	1,590
Nippon Telegraph and Telephone Corporation	1,135	1,342
Sea Limited - Class A - ADR (a)	3	190
Tencent Holdings Limited	4	166
The Walt Disney Company (a)	7	591
T-Mobile USA, Inc. (a)	13	1,825
Verizon Communications Inc.	16	578
Vodafone Group Public Limited Company - ADR	38	360
WPP 2012 Limited	59	616
Z Holdings Corporation	82	199
		22,398
Consumer Staples 4.2%
Altria Group, Inc.	3	136
Barry Callebaut AG - Class N	—	377
Colgate-Palmolive Company	2	161
Constellation Brands, Inc. - Class A	1	266
Costco Wholesale Corporation	1	498
Darling Ingredients Inc. (a)	2	103
Diageo PLC	19	815
Dollar General Corporation	3	530
Dollar Tree, Inc. (a)	1	93
e.l.f. Beauty, Inc. (a)	—	46
General Mills, Inc.	3	228
Heineken N.V.	7	700
Kenvue Inc. (a)	15	392
Keurig Dr Pepper Inc.	5	165
Kimberly-Clark Corporation	—	29
Kirin Holdings Company, Ltd (c)	17	247
Kraft Foods Group, Inc.	12	434
L'Oreal	2	850
Minerva S.A.	12	26
Mondelez International, Inc. - Class A	19	1,420
Monster Beverage 1990 Corporation (a)	3	168
Nestle S.A. - Class N	21	2,575
P/F Bakkafrost Sales	1	32
PepsiCo, Inc.	6	1,035
Philip Morris International Inc.	19	1,869
Seven & I Holdings Co., Ltd.	18	773
Sysco Corporation	1	100
Target Corporation	1	150
The Coca-Cola Company	13	784
The Estee Lauder Companies Inc. - Class A	1	138
The Procter & Gamble Company	12	1,808
Tyson Foods, Inc. - Class A	1	31
Unilever PLC	29	1,495
Walmart Inc.	7	1,101
Welcia Holdings Co., Ltd.	7	152
Wilmar International Limited	194	546
		20,273
Materials 3.2%
Adriatic Metals PLC - CDI (a)	14	30
Agnico Eagle Mines Limited	1	38
Agnico Eagle Mines Limited	3	142
Air Products and Chemicals, Inc.	—	76
Akzo Nobel N.V.	7	555
Allkem Limited (a)	2	21
Amcor Pty Ltd - CDI	16	159
Anglo American Platinum (c)	1	32
Anglo American PLC	8	229
Antofagasta PLC	28	519
ArcelorMittal	3	73
Asahi Kasei Corporation	43	291
Avery Dennison Corporation	1	94
Ball Corporation	2	142
Barrick Gold Corporation	4	72
BASF SE - Class N	9	414
Bellevue Gold Limited (a)	20	17
BHP Group Limited	25	751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
BHP Group Limited	20	602
BlueScope Steel Limited	2	26
Boliden AB (a)	1	19
Boliden AB (a) (c) (d)	4	4
Calibre Mining Corp. (a)	15	15
Capricorn Metals Limited (a)	6	16
Centamin PLC	17	20
Central Asia Metals PLC	12	29
CF Industries Holdings, Inc.	2	133
Covestro AG (a) (b)	10	499
Emerald Resources NL (a)	30	40
Endeavour Mining Corporation	4	86
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A (a)	6	8
ERO Copper Corp. (a)	4	78
Filo Corp (a)	1	16
First Quantum Minerals Ltd	5	119
FMC Corporation	1	72
Franco-Nevada Corporation	2	245
Freeport-McMoRan Inc.	12	464
Glencore PLC	30	168
Grupo Mexico, S.A.B. de C.V. - Class B	7	36
IGO Limited	109	1,110
Impala Platinum Holdings	3	18
Ivanhoe Electric Inc. (a) (c)	2	32
Johnson Matthey PLC	16	360
Joint Stock Company Alrosa (Public Joint Stock Company) (a) (b) (e)	40	—
K92 Mining Inc. (a)	6	25
Karora Resources Inc. (a)	13	39
Kinross Gold Corporation	2	12
Korea Zinc Co., Ltd.	—	12
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	4	748
Legacy Vulcan Corp.	1	197
Linde Public Limited Company	3	1,027
MAG Silver Corp. (a)	3	31
Martin Marietta Materials, Inc.	—	27
Newcrest Mining Limited	6	115
Newmont Corporation	7	303
Nippon Steel Corporation (c)	5	96
Norsk Hydro ASA	17	103
Northam Platinum Limited (a)	5	32
Northern Star Resources Ltd	25	206
Nucor Corporation	1	203
Nutrien Ltd.	12	715
Orla Mining Ltd. (a)	6	25
Osisko Mining Inc. (a)	14	33
Packaging Corporation of America	1	80
Pilbara Minerals Limited	6	20
POSCO Holdings Inc.	—	57
Public Joint Stock Company Polyus (a) (b) (e)	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (b) (e)	—	—
Red 5 Limited (a)	151	19
Reliance Steel & Aluminum Co.	1	175
Rio Tinto Limited	5	355
Rio Tinto PLC	2	142
Royal Gold, Inc.	—	15
RPM International Inc.	1	112
Sealed Air Corporation	1	40
Sibanye Stillwater	8	13
Skeena Resources Limited (a)	2	10
South32 Limited	150	382
Southern Copper Corporation	1	81
Steel Dynamics, Inc.	2	200
Stora Enso Oyj - Class R	35	407
Sumitomo Metal Mining Co., Ltd.	1	32
Suzano S.A.	3	28
Svenska Cellulosa Aktiebolaget SCA - Class B	2	20
Teck Resources Limited - Class B	3	113
The Sherwin-Williams Company	2	534
Tosoh Corporation	4	51
Turquoise Hill Resources Ltd - Class A (a)	7	66
Umicore	14	379
voestalpine AG (c)	1	38
Warrior Met Coal, Inc.	—	14
Wesdome Gold Mines Ltd (a)	14	74
West Fraser Timber Co. Ltd.	1	83
West Fraser Timber Co. Ltd.	—	12
WestRock Company	2	63
Wheaton Precious Metals Corp.	1	40
		15,474
Energy 2.9%
Baker Hughes Company - Class A	2	52
BP PLC - ADR	3	101
Cactus, Inc. - Class A	—	19
Cameco Corporation	3	84
Canadian Natural Resources Limited	1	65
ChampionX Corporation	1	39
Chesapeake Energy Corporation	1	93
Chevron Corporation	12	1,916
Comstock Resources, Inc.	2	23
ConocoPhillips	6	574
EOG Resources, Inc.	3	326
EQT Corporation	16	662
Equinor ASA	38	1,118
Equitrans Midstream Corporation	1	6
Exxon Mobil Corporation	25	2,694
Galp Energia, SGPS, S.A.	3	33
Halliburton Company	5	171
Hess Corporation	2	301
Kinder Morgan, Inc.	36	620
Kosmos Energy Ltd. (a)	7	40
Magnolia Oil & Gas Corporation - Class A	2	33
Marathon Petroleum Corporation	2	224
NAC Kazatomprom JSC - GDR (b)	2	59
Noble Corporation PLC (a)	1	23
Nov Inc.	5	84
OMV Aktiengesellschaft	1	37
Pioneer Natural Resources Company	1	177
Range Resources Corporation	20	579
Schlumberger Limited	13	615
Shell PLC - Class A	5	151
Shell PLC - Class A - ADR	11	677
Southwestern Energy Company (a)	36	214
Suncor Energy Inc.	3	87
Suncor Energy Inc.	2	50
TechnipFMC PLC (a)	5	80
The Williams Companies, Inc.	6	212
TotalEnergies SE	24	1,399
Tourmaline Oil Corp	—	17
Valero Energy Corporation	1	113
Whitecap Resources Inc.	4	31
		13,799
Real Estate 2.2%
Acadia Realty Trust	6	90
Alexandria Real Estate Equities, Inc.	1	116
American Homes 4 Rent - Class A	6	205
American Tower Corporation	2	422
Apartment Income REIT Corp.	—	12
Apple Hospitality REIT, Inc.	5	72
AvalonBay Communities, Inc.	2	305
Big Yellow Group PLC	2	28
Camden Property Trust	1	100
Canadian Apartment Properties Real Estate Investment Trust	1	49
Capitaland Group Pte. Ltd.	44	63
Crown Castle Inc.	1	90
Cubesmart, L.P.	3	145
Derwent London PLC	1	22
Douglas Emmett, Inc. (c)	3	43
EastGroup Properties, Inc.	1	111
Equinix, Inc.	1	608
Equity Lifestyle Properties, Inc.	9	617
Equity Residential	3	204
Essex Property Trust, Inc.	1	221
Extra Space Storage Inc.	1	103
Federal Realty Investment Trust	—	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Gaming and Leisure Properties, Inc.	2	73
Gecina	—	50
Goodman Funding Pty Ltd	6	78
Granite Real Estate Investment Trust	1	41
Great Portland Estates P L C	43	226
Healthcare Realty Trust Incorporated - Class A	3	63
Hongkong Land Holdings Limited	4	14
Hoshino Resorts REIT, Inc.	—	26
Host Hotels & Resorts, Inc.	2	36
Industrial & Infrastructure Fund Investment Corporation.	—	26
Invincible Investment Corporation	—	37
KATITAS Co., Ltd.	2	36
Kerry Properties Limited	10	21
Kilroy Realty Corporation	1	39
Kojamo Oyj (b)	2	15
KRC Interim Corp.	2	36
Life Storage Inc.	2	282
Mitsui Fudosan Co., Ltd.	37	729
Mitsui Fudosan Logistics Park Inc. (c)	—	45
Nexus Select Trust (a)	9	12
Pebblebrook Hotel Trust (c)	1	20
PotlatchDeltic Corporation	1	31
ProLogis Inc.	10	1,165
Public Storage	3	863
Rayonier Inc.	2	72
Regency Centers Corporation	3	204
Rexford Industrial Realty, Inc.	5	265
SBA Communications Corporation - Class A	1	328
Scentre Group Limited	262	463
SEGRO Public Limited Company	4	34
Shurgard Self Storage Limited	1	45
Simon Property Group, Inc.	3	316
SL Green Realty Corp. (c)	—	12
StorageVault Canada Inc. (c)	6	28
Sun Communities, Inc.	1	88
Sun Hung Kai Properties Limited	7	82
Terreno Realty Corporation	2	143
The Unite Group PLC	2	24
Tokyo Tatemono Co., Ltd.	2	22
TOKYU REIT, Inc.	—	15
Ventas, Inc.	3	128
Warehouses De Pauw	1	38
Welltower OP LLC	5	372
Weyerhaeuser Company	14	453
Wharf Real Estate Investment Company Limited	9	45
		10,780
Utilities 1.5%
Ameren Corporation	3	284
Beijing Enterprises Holdings Limited	44	161
CMS Energy Corporation	3	159
Constellation Energy Group, Inc.	8	709
Dominion Energy, Inc.	7	363
DTE Energy Company	2	204
Electric Power Development Co., Ltd. - Class D	17	244
Engie	63	1,043
Entergy Corporation	2	146
Evergy, Inc.	6	346
FirstEnergy Corp.	9	347
Iberdrola, Sociedad Anonima	1	12
National Grid PLC	43	573
NextEra Energy, Inc.	11	812
PG&E Corporation (a)	21	356
Sempra Energy	1	98
The Southern Company	17	1,179
WEC Energy Group Inc.	—	15
Xcel Energy Inc.	—	25
		7,076
Total Common Stocks (cost $271,092)		310,178
GOVERNMENT AND AGENCY OBLIGATIONS 19.1%
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	75	70
3.00%, 11/01/34 - 01/01/50	441	397
1.50%, 04/01/37	28	24
2.50%, 04/01/37 - 05/01/52	2,763	2,358
4.00%, 06/01/37 - 02/01/50	365	346
5.00%, 12/01/41 - 10/01/51	315	313
2.00%, 03/01/42 - 05/01/52	2,451	2,010
5.50%, 05/01/44	30	30
4.50%, 05/01/50	25	25
2.00%, 02/01/51 (f)	425	348
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 04/01/52	4,664	4,012
3.00%, 11/01/33 - 03/01/52	4,381	3,956
3.50%, 12/01/33 - 01/01/52	2,719	2,522
1.50%, 04/01/37 - 01/01/42	1,050	894
4.00%, 06/01/37 - 09/01/52	1,774	1,683
2.00%, 08/01/37 - 04/01/52	5,570	4,597
TBA, 2.00%, 07/15/38 - 07/15/53 (f)	2,578	2,154
5.00%, 06/01/40 - 08/01/52	296	297
4.50%, 04/01/41 - 08/01/52	1,150	1,122
6.00%, 07/01/41 - 02/01/53	634	649
5.50%, 05/01/44	177	179
TBA, 2.50%, 07/15/53 (f)	420	356
TBA, 5.00%, 07/15/53 (f)	155	152
TBA, 5.50%, 07/15/53 (f)	440	438
TBA, 6.50%, 07/15/53 (f)	345	352
Government National Mortgage Association
1.50%, 05/20/37	156	134
3.50%, 08/20/42 - 01/20/49	1,283	1,200
3.00%, 05/15/43 - 06/20/52	1,807	1,621
4.50%, 07/20/45 - 10/20/52	614	600
4.00%, 09/20/45 - 10/20/50	606	580
5.50%, 03/20/48 - 03/20/49	146	149
5.00%, 05/20/48 - 06/20/49	220	219
2.50%, 08/20/50 - 01/20/52	2,269	1,966
2.00%, 03/20/51 - 01/20/52	1,967	1,653
2.00%, 03/20/52 (f)	174	146
4.00%, 10/20/52 (f)	171	162
7.00%, 01/20/53	123	126
TBA, 5.00%, 07/15/53 (f)	270	265
TBA, 5.50%, 07/15/53 (f)	845	841
TBA, 6.00%, 07/15/53 (f)	220	221
TBA, 6.50%, 07/15/53 (f)	25	25
		39,192
U.S. Treasury Note 6.5%
Treasury, United States Department of
3.88%, 04/30/25	1,430	1,402
0.25%, 08/31/25	100	91
0.38%, 11/30/25	2,985	2,694
0.88%, 06/30/26	7,395	6,662
0.75%, 08/31/26	1,750	1,561
1.88%, 02/28/27 - 02/15/32	6,030	5,418
2.75%, 07/31/27	1,375	1,296
4.13%, 09/30/27 - 10/31/27	5,585	5,555
3.63%, 05/31/28	3,825	3,742
0.63%, 05/15/30	700	561
1.25%, 08/15/31	1,210	993
3.38%, 05/15/33	1,420	1,370
		31,345
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,497
1.13%, 05/15/40	790	512
1.88%, 02/15/41 - 02/15/51	2,195	1,514
1.75%, 08/15/41	615	432
3.13%, 11/15/41	485	427
3.88%, 02/15/43	475	463
3.88%, 05/15/43 (c)	510	498
3.00%, 08/15/48 (g)	4,675	3,944
2.00%, 02/15/50 - 08/15/51	2,360	1,612
1.25%, 05/15/50	300	169
1.38%, 08/15/50	380	221
2.38%, 05/15/51	125	93
4.00%, 11/15/52	585	601
3.63%, 02/15/53 - 05/15/53	745	716
		13,699

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Municipal 0.7%
American Municipal Power, Inc.
6.45%, 02/15/44	250	279
Bay Area Toll Authority
6.91%, 10/01/50	235	300
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	227
California, State of
7.55%, 04/01/39	240	302
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	232
Chicago Transit Authority
6.90%, 12/01/40	290	329
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	134
3.09%, 11/01/40	260	204
Great Lakes Water Authority
3.06%, 07/01/39	60	48
Houston, City of
2.39%, 07/01/31	70	59
Municipal Electric Authority of Georgia
6.66%, 04/01/57	332	380
Oregon Department of Transportation
1.76%, 11/15/32	190	149
Texas A&M University
3.33%, 05/15/39	250	210
Trustees of the California State University
2.80%, 11/01/41	350	253
		3,106
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K137, REMIC, 2.35%, 11/25/31 (h)	1,195	1,014
Series K-A2-150, REMIC, 3.71%, 09/25/32 (h)	515	483
Series K-A2-156, REMIC, 4.43%, 02/25/33 (h)	410	407
		1,904
Collateralized Mortgage Obligations 0.3%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 6.07%, (SOFR 30-Day Average + 1.00%), 12/26/41 (h)	45	45
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M1-R02, REMIC, 7.37%, (SOFR 30-Day Average + 2.30%), 01/25/43 (h)	114	114
Connecticut Avenue Securities Trust 2023-R04
Series 2023-1M1-R04, REMIC, 7.37%, (SOFR 30-Day Average + 2.30%), 05/26/43 (h)	281	283
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA3, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 10/25/33 (h)	85	84
Series 2021-M2-DNA6, REMIC, 6.57%, (SOFR 30-Day Average + 1.50%), 10/25/41 (h)	115	112
Series 2021-M1-DNA7, REMIC, 5.92%, (SOFR 30-Day Average + 0.85%), 11/25/41 (h)	159	158
Series 2022-M1A-HQA1, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 03/25/42 (h)	165	165
Series 2022-M1A-DNA3, REMIC, 7.07%, (SOFR 30-Day Average + 2.00%), 04/25/42 (h)	206	206
Series 2023-M1A-DNA1, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 03/25/43 (h)	14	14
Series 2023-M1A-DNA2, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 04/25/43 (h)	86	86
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	63	12
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	94
		1,373
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	166
3.50%, 02/12/34	360	300
Government of the Republic of Panama
3.30%, 01/19/33	350	290
Manitoba, Province of
2.60%, 04/16/24	176	172
The Province of British Columbia, Government of
4.20%, 07/06/33	303	301
		1,229
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.25%, 01/15/25 - 07/15/29 (i)	35	34
0.38%, 07/15/25 (i)	14	14
0.63%, 01/15/26 - 07/15/32 (i)	6	6
0.13%, 07/15/26 - 02/15/52 (i)	120	108
1.63%, 10/15/27 (i)	23	23
0.50%, 01/15/28 (i)	4	4
1.13%, 01/15/33 (i)	14	13
0.75%, 02/15/42 (i)	5	5
1.50%, 02/15/53 (i)	1	—
		207
Total Government And Agency Obligations (cost $101,497)		92,055
CORPORATE BONDS AND NOTES 11.1%
Financials 2.8%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (j)	325	313
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c) (j)	200	202
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28 (c)	350	347
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (j)	48	49
AssuredPartners, Inc.
5.63%, 01/15/29 (j)	325	282
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (j)	155	153
Banco Santander, S.A.
3.49%, 05/28/30 (k)	200	174
Bank of America Corporation
2.65%, 03/11/32	250	207
2.68%, 06/19/41	340	239
4.33%, 03/15/50	175	150
Barclays PLC
2.85%, 05/07/26 (k)	250	234
2.28%, 11/24/27 (k)	200	176
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (j)	275	271
BNP Paribas
2.22%, 06/09/26 (j) (k)	245	227
BPCE
4.00%, 09/12/23 (j)	510	508
BroadStreet Partners, Inc.
5.88%, 04/15/29 (j)	325	282
Capital One Financial Corporation
3.65%, 05/11/27	240	222
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	90
Citigroup Inc.
6.17%, 05/25/34	135	136
CNO Global Funding
2.65%, 01/06/29 (j)	445	376
Corebridge Financial, Inc.
4.40%, 04/05/52	415	319
Discover Bank
2.70%, 02/06/30	250	201
EG Global Finance PLC
6.75%, 02/07/25 (j)	400	387
FirstCash Holdings, Inc.
5.63%, 01/01/30 (j)	280	253
Fiserv, Inc.
3.20%, 07/01/26	110	103

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	171
HSBC Holdings PLC
2.21%, 08/17/29 (k)	200	167
HUB International Limited
5.63%, 12/01/29 (j)	130	117
JPMorgan Chase & Co.
3.63%, 12/01/27	300	281
2.96%, 05/13/31	110	94
LPL Holdings, Inc.
4.00%, 03/15/29 (j)	15	13
4.38%, 05/15/31 (j)	92	80
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	377
Moody's Corporation
2.00%, 08/19/31	310	250
Morgan Stanley
3.13%, 07/27/26	275	258
3.22%, 04/22/42	300	228
National Securities Clearing Corporation
1.50%, 04/23/25 (j)	355	330
Nationwide Building Society
1.50%, 10/13/26 (j)	380	331
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (j)	260	209
PRA Group, Inc.
5.00%, 10/01/29 (j)	232	176
Pricoa Global Funding I
3.45%, 09/01/23 (j)	600	598
Rocket Mortgage, LLC
4.00%, 10/15/33 (j)	292	228
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	164
Santander UK Group Holdings PLC
2.47%, 01/11/28 (k)	200	174
Standard Chartered PLC
1.82%, 11/23/25 (j)	200	187
2.61%, 01/12/28 (j)	200	177
State Street Corporation
5.16%, 05/18/34	205	204
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	200
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (j)	400	331
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	523
The Toronto-Dominion Bank
3.50%, 07/19/23	525	525
UBS Group AG
4.13%, 09/24/25 (j) (k)	375	357
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (j)	355	286
Wells Fargo & Company
2.39%, 06/02/28	155	138
3.07%, 04/30/41	535	393
Willis North America Inc.
4.50%, 09/15/28	195	184
		13,652
Consumer Discretionary 1.5%
Adient Global Holdings Ltd
4.88%, 08/15/26 (j)	270	257
Amazon.com, Inc.
3.88%, 08/22/37	225	205
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	367
Bath & Body Works, Inc.
5.25%, 02/01/28	180	171
6.63%, 10/01/30 (j)	58	56
Carnival Corporation
5.75%, 03/01/27 (j)	335	308
6.00%, 05/01/29 (j)	275	246
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (j)	70	77
Carvana Co.
10.25%, 05/01/30 (j)	135	108
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (j)	230	217
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (c) (j)	386	314
Expedia Group, Inc.
5.00%, 02/15/26	73	72
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	281
Hasbro, Inc.
3.00%, 11/19/24 (l)	155	149
3.55%, 11/19/26	235	218
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (j)	250	208
Hyundai Capital America
1.65%, 09/17/26 (j)	245	216
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (j)	265	227
Life Time, Inc.
5.75%, 01/15/26 (j)	174	170
LSF9 Atlantis
7.75%, 02/15/26 (j)	425	396
Magic Mergeco, Inc.
7.88%, 05/01/29 (j)	275	186
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (j)	310	246
Marriott International, Inc.
4.65%, 12/01/28	305	295
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (j)	170	168
NMG Holding Company, Inc.
7.13%, 04/01/26 (j)	250	232
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	142
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	408
Staples, Inc.
7.50%, 04/15/26 (j)	160	132
Studio City Finance Limited
5.00%, 01/15/29 (j)	235	175
Tempur Sealy International, Inc.
3.88%, 10/15/31 (j)	148	121
The TJX Companies, Inc.
1.60%, 05/15/31	155	126
Victoria's Secret & Co.
4.63%, 07/15/29 (c) (j)	278	203
Warnermedia Holdings, Inc.
5.05%, 03/15/42	335	281
White Cap Parent, LLC
8.25%, 03/15/26 (j) (m)	335	321
Yum! Brands, Inc.
3.63%, 03/15/31	255	221
		7,520
Energy 1.2%
APT Pipelines Limited
4.25%, 07/15/27 (j)	225	215
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (j)	120	118
5.88%, 06/30/29 (j)	120	107
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	95
Canadian Natural Resources Limited
2.95%, 07/15/30	170	146
Civitas Resources, Inc.
8.75%, 07/01/31 (j)	225	228
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (j)	200	189
Comstock Resources, Inc.
6.75%, 03/01/29 (j)	245	224
Enbridge Inc.
4.25%, 12/01/26	275	265
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (j)	230	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Energy Transfer LP
5.25%, 04/15/29	120	117
3.75%, 05/15/30	75	68
Eni S.p.A.
4.00%, 09/12/23 (j)	200	199
EQM Midstream Partners, LP
4.50%, 01/15/29 (j)	145	129
4.75%, 01/15/31 (j)	125	109
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (j)	220	221
Harvest Midstream I, L.P.
7.50%, 09/01/28 (j)	145	144
Hess Corporation
4.30%, 04/01/27	150	144
Hess Infrastructure Partners LP
4.25%, 02/15/30 (j)	210	183
5.50%, 10/15/30 (j)	55	51
NGL Energy Operating LLC
7.50%, 02/01/26 (j)	325	320
Pioneer Natural Resources Company
1.13%, 01/15/26	115	104
5.10%, 03/29/26	55	55
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	52
Saudi Arabian Oil Company
2.88%, 04/16/24 (j)	455	444
Sunoco LP
4.50%, 05/15/29 - 04/30/30	255	225
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (j)	290	256
Total Capital International
2.99%, 06/29/41	265	201
Weatherford International Ltd.
8.63%, 04/30/30 (j)	236	240
Williams Partners L.P.
5.10%, 09/15/45	175	157
Woodside Finance Limited
3.70%, 09/15/26 (j)	475	448
		5,664
Communication Services 1.2%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	217
AT&T Inc.
4.35%, 03/01/29	35	34
2.25%, 02/01/32	290	230
3.50%, 06/01/41	230	177
Baidu, Inc.
3.88%, 09/29/23	275	274
CCO Holdings, LLC
4.50%, 05/01/32	432	344
Charter Communications Operating, LLC
4.50%, 02/01/24	550	545
Comcast Corporation
2.65%, 02/01/30	70	61
3.90%, 03/01/38	200	174
Consolidated Communications, Inc.
6.50%, 10/01/28 (j)	285	225
Cox Communications, Inc.
2.95%, 10/01/50 (j)	295	185
DISH DBS Corporation
7.38%, 07/01/28	360	193
Dish Network Corporation
11.75%, 11/15/27 (j)	72	70
Frontier Communications Holdings, LLC
5.88%, 11/01/29	90	66
6.00%, 01/15/30 (c) (j)	50	37
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (j)	205	177
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (j)	175	166
Level 3 Financing, Inc.
3.63%, 01/15/29 (j)	315	189
Omnicom Group Inc.
3.65%, 11/01/24	100	97
Outfront Media Capital Corporation
4.25%, 01/15/29 (j)	265	223
Radiate HoldCo, LLC
6.50%, 09/15/28 (j)	375	219
Rogers Communications Inc.
4.50%, 03/15/42 (j)	315	261
Sinclair Television Group, Inc.
4.13%, 12/01/30 (j)	105	69
TEGNA Inc.
5.00%, 09/15/29	45	39
Telesat Canada
6.50%, 10/15/27 (j)	184	78
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (j)	230	163
Urban One, Inc.
7.38%, 02/01/28 (j)	214	187
Verizon Communications Inc.
4.27%, 01/15/36	175	158
2.65%, 11/20/40	135	94
4.00%, 03/22/50	150	122
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	191
Weibo Corporation
3.50%, 07/05/24	355	345
		5,610
Health Care 1.1%
AbbVie Inc.
3.20%, 05/14/26	300	284
4.70%, 05/14/45	100	92
4.25%, 11/21/49	195	169
Alcon Finance Corporation
2.60%, 05/27/30 (j)	265	226
Banner Health
1.90%, 01/01/31	70	57
Becton, Dickinson and Company
3.70%, 06/06/27	180	171
2.82%, 05/20/30	140	123
Biogen Inc.
2.25%, 05/01/30	320	267
Cigna Corporation
3.00%, 07/15/23	500	500
CommonSpirit Health
2.76%, 10/01/24	105	101
2.78%, 10/01/30	75	63
Community Health Systems, Inc.
6.88%, 04/15/29 (j)	150	94
5.25%, 05/15/30 (j)	105	83
CVS Health Corporation
5.05%, 03/25/48	475	439
Embecta Corp.
5.00%, 02/15/30 (j)	210	174
Herbalife International, Inc.
4.88%, 06/01/29 (j)	290	207
Humana Inc.
2.15%, 02/03/32	120	95
Northwell Health, Inc.
3.98%, 11/01/46	175	136
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (c) (j)	210	193
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (l) (n)	315	279
Providence St. Joseph Health
3.93%, 10/01/48	550	434
Revvity, Inc.
1.90%, 09/15/28	210	178
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	138	137
Stanford Health Care
3.80%, 11/15/48	150	124
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	115
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	190
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	269
		5,200
Industrials 0.7%
American Airlines, Inc.
5.75%, 04/20/29 (j)	365	355
ARD Finance S.A.
6.50%, 06/30/27 (j) (m)	400	326
Bombardier Inc.
7.88%, 04/15/27 (j)	245	244
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	94
2.88%, 11/15/29	210	186
3.50%, 05/01/50	180	139
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (j)	230	218
Deluxe Corporation
8.00%, 06/01/29 (j)	310	243
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (j)	120	119
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (j)	235	224
Lockheed Martin Corporation
3.55%, 01/15/26	125	121
Raytheon Technologies Corporation
3.20%, 03/15/24	350	344
Republic Services, Inc.
3.38%, 11/15/27	100	94
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (j)	360	352
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (c) (j)	235	226
Waste Connections, Inc.
2.20%, 01/15/32	145	117
		3,402
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	254
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (j)	260	220
Crown Castle Inc.
2.25%, 01/15/31	185	151
2.10%, 04/01/31	255	205
Essex Portfolio, L.P.
3.38%, 04/15/26	525	497
Healthpeak OP, LLC
2.13%, 12/01/28	85	72
KRC Interim Corp.
3.30%, 02/01/25	150	143
ProLogis, L.P.
4.00%, 09/15/28	410	393
Public Storage
1.95%, 11/09/28	125	107
Realty Income Corporation
2.20%, 06/15/28	75	65
Regency Centers, L.P.
3.60%, 02/01/27	100	94
Simon Property Group, L.P.
2.65%, 02/01/32	350	284
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	156
VICI Properties Inc.
4.13%, 08/15/30 (j)	380	335
W.P. Carey Inc.
3.85%, 07/15/29	150	136
		3,112
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	195
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	286
B.A.T. Capital Corporation
4.39%, 08/15/37	295	235
Coty Inc.
4.75%, 01/15/29 (j)	240	221
Nestle Holdings, Inc.
4.85%, 03/14/33 (j)	250	255
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (j)	265	152
RELX Capital Inc.
3.00%, 05/22/30	95	85
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (j)	125	126
7.75%, 03/15/31 (j)	85	88
Sabre GLBL Inc.
11.25%, 12/15/27 (j)	350	297
Sigma Holdco B.V.
7.88%, 05/15/26 (j)	450	383
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (j)	145	119
Triton Water Holdings Incorporated
6.25%, 04/01/29 (j)	330	283
		2,744
Materials 0.5%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Ball Corporation
6.00%, 06/15/29	232	230
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (j)	200	179
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (j)	305	269
Element Solutions Inc.
3.88%, 09/01/28 (j)	340	297
ERO Copper Corp.
6.50%, 02/15/30 (j)	255	220
GrafTech Finance Inc.
4.63%, 12/15/28 (j)	175	142
Legacy Vulcan Corp.
4.50%, 06/15/47	100	87
LYB International Finance II B.V.
3.50%, 03/02/27	325	307
Novelis Corporation
3.88%, 08/15/31 (j)	225	186
Nucor Corporation
3.95%, 05/01/28	250	238
Polar US Borrower, LLC
6.75%, 05/15/26 (j)	175	104
Scih Salt Holdings Inc.
6.63%, 05/01/29 (c) (j)	255	214
		2,487
Information Technology 0.5%
Amphenol Corporation
4.75%, 03/30/26	25	25
2.20%, 09/15/31	90	73
Apple Inc.
2.95%, 09/11/49	200	149
Commscope Finance LLC
8.25%, 03/01/27 (c) (j)	284	227
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (j)	270	231
Microsoft Corporation
2.92%, 03/17/52	100	75
NXP B.V.
3.15%, 05/01/27	35	32
Roper Technologies, Inc.
3.80%, 12/15/26	375	358
Salesforce, Inc.
2.70%, 07/15/41	350	256
Veritas USA Inc.
7.50%, 09/01/25 (j)	350	284
ViaSat, Inc.
6.50%, 07/15/28 (j)	265	224

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
VMware, Inc.
1.40%, 08/15/26	320	283
		2,217
Utilities 0.4%
Cameron LNG, LLC
2.90%, 07/15/31 (j)	55	47
3.70%, 01/15/39 (j)	50	41
Clearway Energy Operating LLC
3.75%, 02/15/31 (j)	273	227
CMS Energy Corporation
3.00%, 05/15/26	100	94
Duke Energy Progress, LLC
3.70%, 10/15/46	100	77
Enel Finance International N.V.
1.88%, 07/12/28 (j)	200	168
Eversource Energy
3.30%, 01/15/28	100	92
FirstEnergy Corp.
7.38%, 11/15/31	225	257
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (j)	250	244
NiSource Finance Corp.
3.95%, 03/30/48	150	120
NRG Energy, Inc.
10.25%, (100, 03/15/28) (j) (o)	214	202
Pacific Gas And Electric Company
2.10%, 08/01/27	135	116
Talen Energy Supply, LLC
8.63%, 06/01/30 (j)	215	222
Vistra Corp.
8.00%, (100, 10/15/26) (j) (o)	25	23
Vistra Operations Company LLC
3.55%, 07/15/24 (j)	140	135
		2,065
Total Corporate Bonds And Notes (cost $60,150)		53,673
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	327	283
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (h)	98	79
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (h)	106	85
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (h)	31	26
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, 4.80%, 06/25/27 (n)	185	174
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-A-2A, 4.00%, 03/20/24	395	391
Series 2019-B-2A, 3.55%, 09/20/24	165	159
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	107	91
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 7.33%, (1 Month USD LIBOR + 2.14%), 10/15/25 (h)	265	257
BFLD Trust 2019-DPLO
Series 2019-C-DPLO, REMIC, 6.73%, (1 Month USD LIBOR + 1.54%), 10/16/34 (h)	215	212
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.49%, (1 Month Term SOFR + 1.34%), 02/15/24 (h)	370	367
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	33	31
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	164
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 6.71%, (1 Month Term SOFR + 1.56%), 02/15/24 (h)	144	137
BX Trust 2021-LGCY
Series 2021-C-LGCY, 6.11%, 10/15/36 (h)	295	282
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	116
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	169
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	139
Chase Home Lending Mortgage Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 3.50%, 06/25/62 (h)	328	293
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 6.40%, (3 Month USD LIBOR + 1.14%), 07/15/36 (h)	250	246
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (h)	100	87
CNH Equipment Trust 2019-C
Series 2019-B-C, 2.35%, 10/15/23	260	257
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	12	11
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	381
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	106
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	310
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M1-R05, 0.00%, 06/25/43 (h)	140	140
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (h)	52	44
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	83	73
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 6.50%, (3 Month USD LIBOR + 1.12%), 05/22/34 (h)	250	246
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (h)	19	18
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (h)	60	47
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	335	333
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	79	78
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	110	106
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.57%, (1 Month USD LIBOR + 1.38%), 07/17/23 (h)	125	122
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	149
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	279
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	64
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (h)	150	112
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (h)	77	64
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.56%, (1 Month USD LIBOR + 1.37%), 10/17/33 (h)	250	228
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (h)	100	76
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	106
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	390
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (h)	118	108
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 6.36%, (1 Month Term SOFR + 1.22%), 04/15/26 (h)	360	352

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Mill City Mortgage Loan Trust 2018-1
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (h)	69	66
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	174
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	77	60
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	28	26
Navient Private Education Refi Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	75	71
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 5.89%, (1 Month USD LIBOR + 0.74%), 03/26/68 (h)	56	55
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	233	204
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (h)	196	160
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 7.19%, (1 Month USD LIBOR + 2.00%), 11/15/23 (h)	380	332
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (h)	18	15
Series 2019-2A2-EXP3, REMIC, 6.25%, (1 Month USD LIBOR + 1.10%), 09/25/59 (h)	11	10
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (h)	59	52
Series 2020-2A2-EXP1, REMIC, 6.10%, (1 Month USD LIBOR + 0.95%), 01/26/60 (h)	17	15
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	84	83
Palmer Square CLO Ltd
Series 2021-A-2A, 6.41%, (3 Month USD LIBOR + 1.15%), 07/17/34 (h)	255	250
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.20%, 11/25/36 (h)	235	194
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (h)	200	174
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	247	247
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	250
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	168	132
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 6.69%, (1 Month USD LIBOR + 1.50%), 05/15/28 (h)	155	133
SMB Private Education Loan Trust 2015-B
Series 2015-A3-B, 6.94%, (1 Month USD LIBOR + 1.75%), 05/17/32 (h)	23	23
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.64%, (1 Month USD LIBOR + 1.45%), 08/15/25 (h)	69	69
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	61	55
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	192	164
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (h)	136	129
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (h)	37	33
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (h)	92	86
Towd Point Mortgage Trust 2018-5
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (h)	82	78
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	46	43
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (h) (n)	63	59
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (h)	200	160
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (h)	51	42
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (h)	295	249
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (h)	123	122
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	102
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	112
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,315)		12,217
PREFERRED STOCKS 0.5%
Health Care 0.3%
Roche Holding AG	5	1,448
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	560
Financials 0.1%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	6	116
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (o)	12	111
Total Preferred Stocks (cost $2,090)		2,235
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Utilities 0.2%
Journey Personal Care Corp.
2021 Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 12/31/24 (h)	274	234
KNS Acquisition Corp.
Term Loan, 11.52%, (3 Month USD LIBOR + 6.25%), 04/16/27 (h)	243	198
Life Time Fitness Inc
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 01/15/26 (h) (p)	60	60
Naked Juice LLC
2nd Lien Term Loan, 11.00%, (SOFR + 6.00%), 01/25/30 (h)	225	177
Prairie ECI Acquiror LP
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 03/07/26 (h)	80	79
Staples, Inc.
7 Year Term Loan, 10.30%, (3 Month USD LIBOR + 5.00%), 04/05/26 (h)	174	149
Tutor Perini Corporation
Term Loan B, 10.00%, (1 Month USD LIBOR + 4.75%), 08/13/27 (h)	239	214
		1,111
Health Care 0.1%
Bausch Health Companies Inc.
2022 Term Loan B, 10.43%, (1 Month Term SOFR + 5.25%), 01/27/27 (h)	261	196
Total Senior Floating Rate Instruments (cost $1,533)		1,307
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.7%
JNL Government Money Market Fund - Class I, 4.78% (q) (r)	572	572
T. Rowe Price Government Reserve Fund, 5.06% (q) (r)	12,377	12,377
		12,949
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 4.95% (q) (r)	2,048	2,048
Total Short Term Investments (cost $14,997)		14,997
Total Investments 100.9% (cost $464,674)		486,662
Other Assets and Liabilities, Net (0.9)%		(4,180)
Total Net Assets 100.0%		482,482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $5,482.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i) Treasury inflation indexed note, par amount is adjusted for inflation.

(j) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $27,240 and 5.6% of the Fund.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(o) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(p) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Summary of Investments by Country^	Total Long Term Investments
United States of America	75.0%
Japan	3.9
United Kingdom	3.6
France	2.4
Canada	2.1
Switzerland	2.0
Netherlands	2.0
Germany	1.9
Australia	1.4
Ireland	0.6
Norway	0.6
Taiwan	0.4
Sweden	0.4
Singapore	0.4
Italy	0.4
South Korea	0.3
Denmark	0.3
China	0.3
Finland	0.2
Chile	0.2
Mexico	0.2
Panama	0.2
Spain	0.2
Belgium	0.1
Luxembourg	0.1
Hong Kong	0.1
Cayman Islands	0.1
India	0.1
Saudi Arabia	0.1
Bermuda	0.1
Austria	0.1
Brazil	0.1
Jersey	0.1
Virgin Islands (British)	—
South Africa	—
Kazakhstan	—
Ghana	—
Portugal	—
Faroe Islands	—
Turkey	—
Russian Federation	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	03/08/22	411	449	0.1
Amadeus IT Holding, S.A.	03/24/20	343	492	0.1
Bridgepoint Group PLC	07/21/21	300	198	—
Cellnex Telecom, S.A.	07/18/22	33	34	—
Covestro AG	11/16/20	502	499	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
Kojamo Oyj	06/10/22	23	15	—
NAC Kazatomprom JSC	05/05/22	62	59	—
Public Joint Stock Company Polyus	03/10/20	27	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	41	—	—
Samsonite International S.A.	08/05/19	141	239	0.1
Siemens Healthineers AG	08/14/18	574	718	0.1
TE Connectivity Ltd.	06/06/22	492	564	0.1
Zalando SE	12/17/18	377	236	0.1
		3,391	3,503	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	6	October 2023	1,237	—	(17)
United States 5 Year Note	86	October 2023	9,386	—	(176)
				—	(193)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	227,807	82,371	—	310,178
Government And Agency Obligations	—	92,055	—	92,055
Corporate Bonds And Notes	—	53,673	—	53,673
Non-U.S. Government Agency Asset-Backed Securities	—	12,217	—	12,217
Preferred Stocks	2,235	—	—	2,235
Senior Floating Rate Instruments	—	1,307	—	1,307
Short Term Investments	14,997	—	—	14,997
	245,039	241,623	—	486,662
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(193)	—	—	(193)
	(193)	—	—	(193)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 65.9%
Information Technology 17.8%
Analog Devices, Inc. (a)	325	63,352
Apple Inc. (a)	2,183	423,507
Black Knight, Inc. (b)	1,045	62,444
Intuit Inc. (a)	202	92,394
Microsoft Corporation (a) (c)	2,014	685,941
NVIDIA Corporation	395	167,261
NXP Semiconductors N.V. (a) (c)	838	171,544
PTC Inc. (b)	48	6,880
Roper Technologies, Inc. (a)	346	166,211
Salesforce, Inc. (a) (b) (c)	479	101,194
TE Connectivity Ltd. (a) (d)	269	37,732
Teledyne Technologies Incorporated (a) (b)	241	98,978
Texas Instruments Incorporated (a) (c)	605	108,923
		2,186,361
Health Care 15.9%
AbbVie Inc. (a)	919	123,843
Avantor, Inc. (b)	5,860	120,370
Baxter International Inc. (a)	1,277	58,173
Becton, Dickinson and Company (a) (c)	959	253,194
Biogen Inc. (b)	319	90,809
Danaher Corporation (a)	1,135	272,497
Eli Lilly and Company	200	93,749
GE HealthCare Technologies Inc. (a) (c)	473	38,427
Humana Inc.	7	3,135
Karuna Therapeutics, Inc. (b)	91	19,662
Revvity, Inc. (a)	1,927	228,871
Stryker Corporation (a) (c)	172	52,384
Teleflex Incorporated	491	118,935
Thermo Fisher Scientific Inc. (a)	288	150,156
UnitedHealth Group Incorporated (a)	699	336,162
		1,960,367
Industrials 7.9%
AMETEK, Inc.	251	40,660
Aurora Innovations Inc. - Class A (b)	7,673	22,560
Equifax Inc. (a)	454	106,727
Fortive Corporation (a)	3,754	280,672
General Electric Company (a) (c)	565	62,049
Ingersoll Rand Inc. (c)	2,621	171,298
Republic Services, Inc.	96	14,663
TransUnion (a) (c)	1,126	88,169
Waste Connections, Inc.	1,267	181,123
		967,921
Financials 7.6%
CME Group Inc. - Class A (a) (c)	34	6,273
Intercontinental Exchange, Inc. (a)	2,120	239,706
K.K.R. Co., Inc. - Class A (a) (c)	1,481	82,936
Marsh & Mclennan Companies, Inc. (a) (c)	524	98,539
MasterCard Incorporated - Class A (a) (c)	378	148,628
S&P Global Inc. (a) (c)	87	34,810
The Goldman Sachs Group, Inc.	246	79,474
The PNC Financial Services Group, Inc. (a)	900	113,380
Visa Inc. - Class A (a) (c)	540	128,324
		932,070
Consumer Discretionary 5.7%
Amazon.com, Inc. (a) (b) (c)	2,636	343,650
Hilton Worldwide Holdings Inc. (a) (c)	576	83,804
Mobileye Global Inc. - Class A (b)	927	35,620
Starbucks Corporation (a) (c)	225	22,308
Yum! Brands, Inc. (a) (c)	1,571	217,654
		703,036
Utilities 5.0%
Ameren Corporation	2,180	178,077
CenterPoint Energy, Inc.	1,672	48,731
DTE Energy Company	641	70,545
Exelon Corporation (a)	3,257	132,678
WEC Energy Group Inc.	438	38,623
Xcel Energy Inc.	2,434	151,294
		619,948
Communication Services 3.0%
Alphabet Inc. - Class A (a) (b) (c)	2,508	300,189
Meta Platforms, Inc. - Class A (a) (b)	240	68,882
		369,071
Energy 1.5%
Canadian Natural Resources Limited	1,459	82,090
Chesapeake Energy Corporation	842	70,492
EOG Resources, Inc.	303	34,699
		187,281
Materials 0.9%
Linde Public Limited Company (a) (c)	293	111,453
Consumer Staples 0.6%
Keurig Dr Pepper Inc. (a)	2,394	74,867
Total Common Stocks (cost $7,265,505)		8,112,375
SENIOR FLOATING RATE INSTRUMENTS 10.4%
Utilities 8.8%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (e)	351	348
ADMI Corp.
2018 Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 04/06/24 (e)	4,795	4,594
2018 Term Loan B, 0.00%, (3 Month USD LIBOR + 3.00%), 04/03/25 (e) (f)	2,625	2,515
2021 Incremental Term Loan B3, 8.90%, (1 Month USD LIBOR + 3.75%), 12/23/27 (e)	37,103	34,583
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 8.65%, (SOFR + 3.50%), 02/08/27 (e)	21,918	21,763
2021 Term Loan B4, 8.65%, (1 Month USD LIBOR + 3.50%), 11/06/27 (e)	66,265	65,815
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.65%, (3 Month Term SOFR + 6.75%), 09/19/25 (e)	12,802	12,794
2022 Extended 1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 4.50%), 09/19/26 (e)	67,199	67,263
Ascend Learning, LLC
Term Loan, 0.00%, (SOFR + 3.50%), 11/18/28 (e) (f)	2,291	2,288
AssuredPartners, Inc.
2022 Term Loan, 0.00%, (SOFR + 3.50%), 02/13/27 (e) (f)	1,081	1,071
2020 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 02/13/27 (e)	840	832
Athenahealth Group, Inc.
2022 Delayed Draw Term Loan, 0.00%, 01/27/29 (e) (f)	4,696	4,514
Broadstreet Partners, Inc.
2020 Term Loan B, 8.15%, (1 Month USD LIBOR + 3.00%), 01/27/27 (e)	450	444
Charter Communications Operating, LLC
2019 Term Loan B1, 6.80%, (1 Month USD LIBOR + 1.75%), 04/30/25 (e)	10,698	10,686
Emerald TopCo Inc
Term Loan, 8.77%, (1 Month USD LIBOR + 3.50%), 07/16/26 (e)	42,217	40,961
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (1 Month USD LIBOR + 3.00%), 03/27/25 (e) (f)	1,145	1,144
2023 USD Term Loan, 9.33%, (SOFR + 4.25%), 03/27/25 (e)	33,575	33,533
2023 EUR Term Loan, 7.85%, (3 Month EURIBOR + 4.25%), 03/31/25, EUR (e)	13,884	14,933
2021 Incremental Term Loan, 8.77%, (1 Month USD LIBOR + 3.50%), 10/19/28 (e)	16,843	16,765
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 0.00%, (SOFR + 1.75%), 10/25/23 (e) (f)	1,977	1,974
2019 Term Loan B2, 6.94%, (SOFR + 1.75%), 10/25/23 (e)	28,662	28,619
HUB International Limited
2022 Term Loan B, 9.07%, (3 Month Term SOFR + 4.00%), 10/31/29 (e)	10,386	10,370
2023 Term Loan B, 0.00%, (SOFR + 4.25%), 06/08/30 (e) (f)	190,271	190,615

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Hyperion Insurance Group Ltd.
2021 Term Loan B, 8.44%, (1 Month USD LIBOR + 3.25%), 11/12/27 (e)	43,400	43,087
IRB Holding Corp
2022 Term Loan B, 8.25%, (SOFR + 3.00%), 12/15/27 (e) (g)	19,232	19,082
2022 Term Loan B, 8.25%, (SOFR + 3.00%), 12/15/27 (e)	13,417	13,313
Loire Finco Luxembourg S.a.r.l.
Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 01/24/27 (e)	8,321	8,218
Mileage Plus Holdings LLC
2020 Term Loan B, 10.76%, (3 Month USD LIBOR + 5.25%), 12/31/23 (e)	49,903	51,785
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 7.90%, (1 Month USD LIBOR + 2.75%), 02/01/25 (e)	7,182	6,932
2018 Incremental Term Loan, 8.40%, (1 Month USD LIBOR + 3.25%), 02/14/25 (e)	16,201	15,715
PetVet Care Centers, LLC
2021 Term Loan B3, 8.65%, (1 Month USD LIBOR + 3.50%), 02/14/25 (e)	14,608	14,276
Press Ganey Holdings, Inc.
2021 Term Loan B, 8.85%, (1 Month USD LIBOR + 3.75%), 07/25/26 (e)	12,003	11,586
RealPage, Inc
1st Lien Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 02/18/28 (e)	48,806	47,696
SBA Senior Finance II LLC
2018 Term Loan B, 0.00%, (1 Month USD LIBOR + 1.75%), 03/26/25 (e) (f)	3,632	3,630
2018 Term Loan B, 6.91%, (1 Month USD LIBOR + 1.75%), 03/26/25 (e)	14,085	14,079
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 8.80%, (3 Month USD LIBOR + 3.75%), 09/16/27 (e)	15,985	16,588
Sophia, L.P.
2021 Term Loan B, 8.66%, (3 Month USD LIBOR + 3.50%), 10/07/27 (e)	22,237	21,973
2022 Incremental Term Loan B, 9.40%, (SOFR + 4.25%), 10/07/27 (e)	5,034	4,978
Storable, Inc
Term Loan B, 8.29%, (3 Month Term SOFR + 3.50%), 04/17/28 (e)	2,005	1,949
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 8.91%, (3 Month USD LIBOR + 3.75%), 10/02/26 (e)	32,358	32,144
Trans Union, LLC
2019 Term Loan B5, 0.00%, (3 Month USD LIBOR + 1.75%), 11/13/26 (e) (f)	2,059	2,051
Ultimate Software Group Inc (The)
2021 Term Loan, 8.27%, (3 Month USD LIBOR + 3.25%), 05/03/26 (e)	93,654	91,810
USI, Inc.
2019 Incremental Term Loan B, 8.41%, (3 Month USD LIBOR + 3.25%), 12/02/26 (e)	42,468	42,408
2022 Incremental Term Loan, 8.65%, (3 Month Term SOFR + 3.75%), 11/16/29 (e)	48,538	48,416
		1,080,140
Health Care 0.8%
ADMI Corp.
2021 Term Loan B2, 8.53%, (1 Month USD LIBOR + 3.38%), 12/31/27 (e)	18,339	17,216
Avantor Funding, Inc.
2021 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.25%), 11/08/27 (e) (f)	1,971	1,969
2021 Term Loan B5, 7.50%, (1 Month USD LIBOR + 2.25%), 11/08/27 (e)	10,903	10,891
Heartland Dental, LLC
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 5.00%), 04/17/25 (e) (f)	3,066	2,953
2023 Term Loan B, 10.10%, (1 Month Term SOFR + 5.00%), 04/17/25 (e)	44,465	42,834
Loire Finco Luxembourg S.a.r.l.
Term Loan, 8.15%, (1 Month USD LIBOR + 3.00%), 01/24/27 (e)	18,830	18,195
2021 USD Term Loan B2, 8.65%, (1 Month USD LIBOR + 3.50%), 04/20/27 (e)	5,036	4,879
		98,937
Information Technology 0.3%
Athenahealth Group, Inc.
2022 Term Loan B, 8.59%, (1 Month Term SOFR + 3.50%), 01/27/29 (e)	38,127	36,650
RealPage, Inc
2nd Lien Term Loan, 11.65%, (1 Month USD LIBOR + 6.50%), 02/17/29 (e)	1,300	1,256
Storable, Inc
Term Loan B, 8.65%, (1 Month Term SOFR + 3.50%), 04/17/28 (e)	4,031	3,918
		41,824
Financials 0.3%
Broadstreet Partners, Inc.
2023 Term Loan B3, 9.16%, (1 Month Term SOFR + 4.00%), 01/26/29 (e)	11,492	11,408
Emerald TopCo Inc
Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 07/16/26 (e) (f)	858	833
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 9.00%, (1 Month Term SOFR + 3.75%), 07/24/26 (e)	8,045	7,803
2021 Term Loan B, 0.00%, (1 Month USD LIBOR + 3.75%), 07/25/26 (e) (f)	816	787
Ryan Specialty Group, LLC
Term Loan, 8.25%, (1 Month Term SOFR + 3.00%), 07/23/27 (e)	10,288	10,266
		31,097
Industrials 0.1%
AssuredPartners, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 02/12/27 (e) (f)	288	284
2021 Term Loan B, 8.77%, (1 Month USD LIBOR + 3.50%), 02/12/27 (e)	975	964
2022 Term Loan, 8.65%, (1 Month Term SOFR + 3.50%), 02/13/27 (e)	1,069	1,058
Filtration Group Corporation
2021 Incremental Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 10/19/28 (e) (f)	849	845
Pearl Intermediate Parent LLC
2018 2nd Lien Term Loan, 11.40%, (1 Month USD LIBOR + 6.25%), 01/30/26 (e)	990	901
Trans Union, LLC
2019 Term Loan B5, 7.00%, (1 Month USD LIBOR + 1.75%), 11/13/26 (e)	5,561	5,541
		9,593
Communication Services 0.1%
Charter Communications Operating, LLC
2019 Term Loan B1, 0.00%, (1 Month Term SOFR + 1.75%), 04/30/25 (e) (f)	763	762
2019 Term Loan B2, 6.80%, (1 Month Term SOFR + 1.75%), 02/01/27 (e)	8,245	8,190
		8,952
Consumer Staples 0.0%
WOOF Holdings, Inc
1st Lien Term Loan, 8.95%, (1 Month USD LIBOR + 3.75%), 12/16/27 (e)	5,652	5,525
Consumer Discretionary 0.0%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 0.00%, (1 Month USD LIBOR + 1.75%), 11/14/26 (e) (f)	793	787
Term Loan B4, 6.90%, (1 Month USD LIBOR + 1.75%), 11/14/26 (e)	1,173	1,164
		1,951
Total Senior Floating Rate Instruments (cost $1,280,083)		1,278,019
CORPORATE BONDS AND NOTES 9.4%
Financials 3.0%
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (h)	3,540	3,245
6.75%, 10/15/27 - 04/15/28 (h)	59,879	58,164
5.88%, 11/01/29 (h)	5,161	4,556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
AmWINS Group, Inc.
4.88%, 06/30/29 (h)	4,485	4,054
BroadStreet Partners, Inc.
5.88%, 04/15/29 (h)	7,085	6,146
HUB International Limited
7.00%, 05/01/26 (h)	76,350	76,214
5.63%, 12/01/29 (h)	7,868	7,065
7.25%, 06/15/30 (h)	127,105	131,247
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,458
MSCI Inc.
4.00%, 11/15/29 (h)	8,942	8,072
3.63%, 09/01/30 - 11/01/31 (h)	24,792	21,370
3.88%, 02/15/31 (h)	10,422	9,035
3.25%, 08/15/33 (h)	5,903	4,767
Ryan Specialty Group, LLC
4.38%, 02/01/30 (h)	650	575
USIS Merger Sub, Inc.
6.88%, 05/01/25 (h)	27,560	27,363
		363,331
Consumer Discretionary 2.7%
Clarios Global LP
6.75%, 05/15/25 (h)	3,161	3,167
6.25%, 05/15/26 (h)	6,037	5,993
8.50%, 05/15/27 (h)	18,995	19,045
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (h)	4,843	4,799
5.75%, 05/01/28 (h)	11,101	10,945
3.75%, 05/01/29 (h)	9,594	8,509
4.88%, 01/15/30	7,434	6,931
4.00%, 05/01/31 (h)	11,436	9,931
3.63%, 02/15/32 (h)	12,105	10,094
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	3,473	3,369
KFC Holding Co.
4.75%, 06/01/27 (h)	32,816	31,690
Life Time, Inc.
5.75%, 01/15/26 (h)	14,391	14,041
Magnum Management Corporation
5.50%, 05/01/25 (h)	14,943	14,832
5.38%, 04/15/27	24,148	22,960
6.50%, 10/01/28	12,855	12,543
5.25%, 07/15/29	18,174	16,514
Mattel, Inc.
3.38%, 04/01/26 (h)	1,754	1,614
5.88%, 12/15/27 (h)	1,346	1,321
3.75%, 04/01/29 (h)	3,739	3,283
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (h)	11,104	11,131
Service Corporation International
3.38%, 08/15/30	5,988	5,009
Six Flags Operations Inc.
5.50%, 04/15/27 (h) (i)	30,309	28,533
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (h) (i)	10,158	10,231
SkyMiles IP Ltd.
4.75%, 10/20/28 (h)	7,255	7,042
Vail Resorts, Inc.
6.25%, 05/15/25 (h)	3,725	3,731
Yum! Brands, Inc.
4.75%, 01/15/30 (h)	8,144	7,646
3.63%, 03/15/31	9,784	8,471
4.63%, 01/31/32	19,894	18,054
5.38%, 04/01/32	21,281	20,203
6.88%, 11/15/37	4,148	4,475
5.35%, 11/01/43	13,292	11,811
		337,918
Communication Services 1.2%
CCO Holdings, LLC
5.50%, 05/01/26 (h)	2,850	2,779
5.13%, 05/01/27 (h)	82,722	76,929
5.00%, 02/01/28 (h)	62,914	57,347
Lamar Media Corp.
3.75%, 02/15/28	7,806	7,124
4.88%, 01/15/29	1,249	1,162
3.63%, 01/15/31	1,290	1,088
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (h)	820	810
		147,239
Health Care 1.1%
Avantor, Inc.
4.63%, 07/15/28 (h)	23,945	22,195
3.88%, 11/01/29 (h)	23,012	20,177
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (h)	2,876	2,642
3.75%, 03/15/29 (h)	10,696	9,452
4.00%, 03/15/31 (h)	7,110	6,207
Heartland Dental, LLC
8.50%, 05/01/26 (h)	14,905	13,409
10.50%, 04/30/28 (h)	11,438	11,366
Hologic, Inc.
3.25%, 02/15/29 (h)	5,964	5,217
Indigo Merger Sub Inc
2.88%, 07/15/26 (h)	3,883	3,540
IQVIA Inc.
5.00%, 05/15/27 (h)	3,650	3,516
5.70%, 05/15/28 (h)	15,300	15,157
6.50%, 05/15/30 (h)	3,825	3,870
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (h) (i)	8,272	8,479
Teleflex Incorporated
4.63%, 11/15/27	7,680	7,260
4.25%, 06/01/28 (h)	1,520	1,397
		133,884
Industrials 0.8%
General Electric Company
8.88%, (3 Month USD LIBOR + 3.33%), (100, 09/15/23) (e) (j)	26,812	26,855
GFL Environmental Inc.
4.00%, 08/01/28 (h)	4,916	4,408
4.75%, 06/15/29 (h)	11,471	10,525
4.38%, 08/15/29 (h)	4,584	4,109
Howmet Aerospace Inc.
5.90%, 02/01/27	741	748
3.00%, 01/15/29	4,885	4,279
Korn Ferry
4.63%, 12/15/27 (h)	2,556	2,407
Lennox International Inc.
3.00%, 11/15/23	340	337
Sensata Technologies B.V.
5.63%, 11/01/24 (h)	670	668
5.00%, 10/01/25 (h)	4,400	4,308
4.00%, 04/15/29 (h)	10,128	9,015
5.88%, 09/01/30 (h)	6,353	6,179
Sensata Technologies, Inc.
4.38%, 02/15/30 (h)	2,914	2,619
3.75%, 02/15/31 (h)	7,607	6,518
TransDigm Inc.
6.25%, 03/15/26 (h)	9,238	9,193
6.38%, 06/15/26	1,290	1,274
5.50%, 11/15/27	10,123	9,573
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,672	1,660
		104,675
Information Technology 0.3%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (h)	2,410	2,165
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (h)	6,338	5,776
4.00%, 07/01/29 (h)	3,811	3,409
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (h)	2,229	1,971
4.88%, 07/01/29 (h) (i)	1,595	1,415
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,254
Entegris Escrow Corporation
4.75%, 04/15/29 (h)	4,362	4,051

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Gartner, Inc.
4.50%, 07/01/28 (h)	2,446	2,293
3.63%, 06/15/29 (h)	7,292	6,430
3.75%, 10/01/30 (h)	3,538	3,084
PTC Inc.
4.00%, 02/15/28 (h)	1,521	1,409
		33,257
Real Estate 0.2%
SBA Communications Corporation
3.88%, 02/15/27	14,539	13,395
3.13%, 02/01/29	11,834	10,034
		23,429
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	13,020
Total Corporate Bonds And Notes (cost $1,176,034)		1,156,753
GOVERNMENT AND AGENCY OBLIGATIONS 8.0%
U.S. Treasury Note 8.0%
Treasury, United States Department of
2.75%, 08/15/32	82,089	75,265
4.13%, 11/15/32	402,204	411,065
3.50%, 02/15/33	504,360	491,435
Total Government And Agency Obligations (cost $1,002,795)		977,765
PREFERRED STOCKS 0.2%
Utilities 0.2%
CMS Energy Corporation, 5.88%, 10/15/78	306	7,327
CMS Energy Corporation, 5.88%, 03/01/79	332	8,075
NiSource Inc., 6.50%, (25, 03/15/24) (j)	64	1,600
SCE Trust IV, 5.38%, (25, 09/15/25) (j)	184	3,630
		20,632
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 09/01/23) (i) (j)	4	100
Total Preferred Stocks (cost $22,497)		20,732
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.0%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,077	1,908
Series 2019-A2-1A, 3.67%, 10/25/29 (h)	2,844	2,485
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	612
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	10	10
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	216	202
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	121	113
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,871)		5,330
INVESTMENT COMPANIES 0.0%
T Rowe Price Institutional Floating Rate Fund (k) (l)	152	1,417
Total Investment Companies (cost $1,535)		1,417
SHORT TERM INVESTMENTS 8.8%
Investment Companies 8.7%
T. Rowe Price Government Reserve Fund, 5.06% (k) (m)	1,072,933	1,072,933
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 4.95% (k) (m)	5,861	5,861
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (k) (m)	3,980	3,980
		9,841
Total Short Term Investments (cost $1,082,774)		1,082,774
Total Investments 102.7% (cost $11,837,094)		12,635,165
Other Derivative Instruments (1.3)%		(159,823)
Other Assets and Liabilities, Net (1.4)%		(169,178)
Total Net Assets 100.0%		12,306,164

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $928,377 and 7.5% of the Fund.

(i) All or a portion of the security was on loan as of June 30, 2023.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Investment in affiliate.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — Long Term Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend/ Interest Income ($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T Rowe Price Institutional Floating Rate Fund	1,340	58	—	55	—	19	1,417	—

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	05/06/22	31,383	37,732	0.3

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AbbVie Inc.	CIT	Call	170.00	01/19/24	1,218	(43)
AbbVie Inc.	CIT	Call	160.00	01/19/24	958	(91)
AbbVie Inc.	CIT	Call	155.00	01/19/24	958	(156)
AbbVie Inc.	JPM	Call	185.00	01/19/24	305	(5)
AbbVie Inc.	JPM	Call	195.00	01/19/24	305	(2)
AbbVie Inc.	JPM	Call	200.00	01/19/24	305	(1)
AbbVie Inc.	JPM	Call	180.00	01/19/24	917	(14)
AbbVie Inc.	JPM	Call	145.00	01/19/24	77	(30)
AbbVie Inc.	JPM	Call	150.00	01/19/24	77	(20)
AbbVie Inc.	JPM	Call	175.00	01/19/24	611	(13)
Alphabet Inc.	CIT	Call	102.50	01/19/24	789	(1,783)
Alphabet Inc.	WFI	Call	120.00	01/19/24	2,741	(3,008)
Amazon.com, Inc.	WFI	Call	120.00	01/19/24	916	(1,869)
Amazon.com, Inc.	WFI	Call	132.50	01/19/24	2,295	(2,995)
Amazon.com, Inc.	WFI	Call	135.00	01/19/24	1,545	(1,814)
Amazon.com, Inc.	WFI	Call	107.50	01/19/24	913	(2,689)
Amazon.com, Inc.	WFI	Call	110.00	01/19/24	1,827	(5,038)
Amazon.com, Inc.	WFI	Call	115.00	01/19/24	3,557	(8,491)
Analog Devices, Inc.	UBS	Call	200.00	01/19/24	385	(539)
Analog Devices, Inc.	UBS	Call	210.00	06/21/24	77	(125)
Analog Devices, Inc.	UBS	Call	220.00	06/21/24	77	(94)
Analog Devices, Inc.	WFI	Call	210.00	01/19/24	77	(74)
Apple Inc.	JPM	Call	195.00	01/19/24	920	(1,320)
Apple Inc.	JPM	Call	200.00	01/19/24	766	(885)
Apple Inc.	JPM	Call	205.00	01/19/24	154	(142)
Apple Inc.	JPM	Call	180.00	01/19/24	2,291	(5,636)
Apple Inc.	JPM	Call	145.00	01/19/24	761	(4,121)
Apple Inc.	JPM	Call	150.00	01/19/24	1,523	(7,509)
Apple Inc.	JPM	Call	155.00	01/19/24	1,523	(6,853)
Baxter International Inc.	CIT	Call	50.00	01/19/24	767	(169)
Becton, Dickinson and Company	GSC	Call	290.00	01/19/24	310	(146)
Becton, Dickinson and Company	GSC	Call	300.00	01/19/24	310	(77)
Becton, Dickinson and Company	GSC	Call	270.00	01/19/24	461	(613)
Becton, Dickinson and Company	GSC	Call	280.00	01/19/24	461	(364)
CME Group Inc.	WFI	Call	210.00	01/19/24	112	(23)
CME Group Inc.	WFI	Call	200.00	01/19/24	113	(50)
CME Group Inc.	WFI	Call	190.00	01/19/24	113	(95)
Danaher Corporation	JPM	Call	310.00	01/19/24	157	(17)
Danaher Corporation	JPM	Call	320.00	01/19/24	157	(10)
Danaher Corporation	JPM	Call	290.00	01/19/24	766	(205)
Danaher Corporation	JPM	Call	300.00	01/19/24	157	(27)
Equifax Inc.	CIT	Call	240.00	12/15/23	871	(1,415)
Equifax Inc.	CIT	Call	230.00	12/15/23	259	(573)
Equifax Inc.	CIT	Call	220.00	12/15/23	718	(2,097)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Equifax Inc.	CIT	Call	240.00	01/19/24	77	(147)
Equifax Inc.	CIT	Call	230.00	01/19/24	77	(181)
Exelon Corporation	JPM	Call	50.00	01/19/24	1,174	(23)
Exelon Corporation	JPM	Call	47.00	01/19/24	1,035	(47)
Exelon Corporation	JPM	Call	45.00	01/19/24	4,361	(371)
Exelon Corporation	JPM	Call	47.00	06/21/24	154	(19)
Fortive Corporation	CIT	Call	80.00	12/15/23	154	(44)
Fortive Corporation	CIT	Call	75.00	12/15/23	154	(78)
GE HealthCare Technologies Inc.	CIT	Call	142.00	01/19/24	1,532	(464)
GE HealthCare Technologies Inc.	WFI	Call	90.00	01/19/24	613	(199)
GE HealthCare Technologies Inc.	WFI	Call	90.00	01/19/24	308	(100)
GE HealthCare Technologies Inc.	WFI	Call	85.00	01/19/24	308	(163)
General Electric Company	WFI	Call	115.00	01/19/24	766	(582)
General Electric Company	WFI	Call	90.00	01/19/24	1,039	(2,545)
General Electric Company	WFI	Call	95.00	01/19/24	1,039	(2,125)
General Electric Company	WFI	Call	110.00	01/19/24	1,019	(1,029)
General Electric Company	WFI	Call	110.00	01/19/24	766	(774)
General Electric Company	WFI	Call	115.00	01/19/24	1,019	(774)
Hilton Worldwide Holdings Inc.	WFI	Call	155.00	01/19/24	156	(118)
Hilton Worldwide Holdings Inc.	WFI	Call	150.00	01/19/24	708	(724)
Hilton Worldwide Holdings Inc.	WFI	Call	160.00	01/19/24	307	(172)
Hilton Worldwide Holdings Inc.	WFI	Call	155.00	01/19/24	307	(232)
Hilton Worldwide Holdings Inc.	WFI	Call	145.00	01/19/24	156	(198)
Hilton Worldwide Holdings Inc.	WFI	Call	140.00	01/19/24	156	(243)
Hilton Worldwide Holdings Inc.	WFI	Call	150.00	01/19/24	156	(160)
Hilton Worldwide Holdings Inc.	WFI	Call	145.00	01/19/24	709	(900)
Intercontinental Exchange, Inc.	CCI	Call	110.00	01/19/24	764	(726)
Intercontinental Exchange, Inc.	CIT	Call	120.00	01/19/24	154	(61)
Intercontinental Exchange, Inc.	CIT	Call	115.00	01/19/24	918	(578)
Intercontinental Exchange, Inc.	CIT	Call	110.00	01/19/24	764	(726)
Intuit Inc.	UBS	Call	480.00	01/19/24	154	(554)
K.K.R. Co., Inc.	UBS	Call	55.00	01/19/24	1,528	(902)
Keurig Dr Pepper Inc.	CIT	Call	40.00	01/19/24	807	(1)
Keurig Dr Pepper Inc.	CIT	Call	37.00	01/19/24	807	(8)
Linde Public Limited Company	WFI	Call	410.00	01/19/24	77	(91)
Linde Public Limited Company	WFI	Call	395.00	01/19/24	77	(138)
Linde Public Limited Company	WFI	Call	390.00	01/19/24	306	(612)
Marsh & Mclennan Companies, Inc.	GSC	Call	200.00	07/21/23	464	(10)
Marsh & Mclennan Companies, Inc.	GSC	Call	195.00	07/21/23	464	(25)
Marsh & Mclennan Companies, Inc.	GSC	Call	190.00	07/21/23	464	(95)
Marsh & Mclennan Companies, Inc.	GSC	Call	185.00	07/21/23	464	(223)
Marsh & Mclennan Companies, Inc.	GSC	Call	200.00	01/19/24	77	(42)
Marsh & Mclennan Companies, Inc.	GSC	Call	180.00	01/19/24	611	(1,067)
Marsh & Mclennan Companies, Inc.	GSC	Call	190.00	01/19/24	689	(641)
MasterCard Incorporated	GSC	Call	420.00	01/19/24	383	(583)
MasterCard Incorporated	GSC	Call	425.00	01/19/24	77	(103)
MasterCard Incorporated	GSC	Call	430.00	01/19/24	306	(354)
MasterCard Incorporated	GSC	Call	410.00	01/19/24	459	(861)
MasterCard Incorporated	GSC	Call	380.00	01/19/24	306	(1,152)
MasterCard Incorporated	GSC	Call	400.00	01/19/24	841	(2,068)
MasterCard Incorporated	GSC	Call	405.00	01/19/24	77	(164)
Meta Platforms, Inc.	BCL	Call	290.00	01/19/24	766	(2,639)
Microsoft Corporation	JPM	Call	300.00	01/19/24	2,235	(12,797)
Microsoft Corporation	UBS	Call	360.00	01/19/24	307	(611)
Microsoft Corporation	UBS	Call	375.00	01/19/24	307	(433)
Microsoft Corporation	UBS	Call	300.00	01/19/24	533	(3,052)
Microsoft Corporation	UBS	Call	290.00	01/19/24	533	(3,475)
Microsoft Corporation	UBS	Call	275.00	01/19/24	533	(4,161)
NXP Semiconductors N.V.	GSC	Call	200.00	01/19/24	611	(1,437)
NXP Semiconductors N.V.	WFI	Call	220.00	01/19/24	154	(214)
NXP Semiconductors N.V.	WFI	Call	170.00	01/19/24	474	(2,069)
NXP Semiconductors N.V.	WFI	Call	210.00	01/19/24	154	(282)
NXP Semiconductors N.V.	WFI	Call	195.00	01/19/24	932	(2,456)
NXP Semiconductors N.V.	WFI	Call	190.00	01/19/24	613	(1,805)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
NXP Semiconductors N.V.	WFI	Call	180.00	01/29/24	932	(3,414)
NXP Semiconductors N.V.	WFI	Call	185.00	01/29/24	932	(3,092)
NXP Semiconductors N.V.	WFI	Call	220.00	06/21/24	116	(255)
Revvity, Inc.	CIT	Call	170.00	09/15/23	387	(1)
Revvity, Inc.	CIT	Call	175.00	09/15/23	387	(1)
Revvity, Inc.	CIT	Call	155.00	09/15/23	387	(5)
Revvity, Inc.	CIT	Call	165.00	09/15/23	387	(1)
Roper Technologies, Inc.	CIT	Call	500.00	08/18/23	80	(37)
Roper Technologies, Inc.	CIT	Call	520.00	08/18/23	80	(14)
Roper Technologies, Inc.	CIT	Call	540.00	08/18/23	80	(1)
Roper Technologies, Inc.	CIT	Call	470.00	08/18/23	305	(611)
Roper Technologies, Inc.	CIT	Call	480.00	08/18/23	80	(108)
Roper Technologies, Inc.	CIT	Call	490.00	02/16/24	77	(229)
Roper Technologies, Inc.	CIT	Call	510.00	02/16/24	77	(153)
S&P Global Inc.	BOA	Call	420.00	01/19/24	104	(189)
S&P Global Inc.	BOA	Call	410.00	01/19/24	50	(114)
S&P Global Inc.	BOA	Call	430.00	01/19/24	50	(71)
S&P Global Inc.	BOA	Call	470.00	01/19/24	50	(19)
S&P Global Inc.	BOA	Call	450.00	01/19/24	50	(38)
S&P Global Inc.	BOA	Call	370.00	01/19/24	104	(512)
S&P Global Inc.	BOA	Call	400.00	01/19/24	104	(295)
S&P Global Inc.	BOA	Call	390.00	01/19/24	104	(362)
S&P Global Inc.	UBS	Call	410.00	01/19/24	78	(178)
S&P Global Inc.	UBS	Call	400.00	01/19/24	77	(218)
Salesforce, Inc.	GSC	Call	230.00	01/19/24	231	(314)
Salesforce, Inc.	GSC	Call	240.00	01/19/24	231	(234)
Salesforce, Inc.	GSC	Call	170.00	01/19/24	381	(1,928)
Salesforce, Inc.	GSC	Call	160.00	01/19/24	392	(2,323)
Salesforce, Inc.	GSC	Call	165.00	01/19/24	773	(4,244)
Salesforce, Inc.	GSC	Call	240.00	06/21/24	77	(143)
Salesforce, Inc.	GSC	Call	230.00	06/21/24	77	(175)
Starbucks Corporation	GSC	Call	115.00	01/19/24	530	(93)
Starbucks Corporation	GSC	Call	105.00	01/19/24	861	(409)
Starbucks Corporation	GSC	Call	100.00	01/19/24	861	(609)
Stryker Corporation	WFI	Call	300.00	01/19/24	306	(764)
Stryker Corporation	WFI	Call	310.00	01/19/24	229	(408)
Stryker Corporation	WFI	Call	320.00	01/19/24	264	(370)
Stryker Corporation	WFI	Call	270.00	01/19/24	306	(1,442)
Stryker Corporation	WFI	Call	280.00	01/19/24	306	(1,190)
Stryker Corporation	WFI	Call	290.00	01/19/24	306	(964)
TE Connectivity Ltd.	JPM	Call	135.00	07/21/23	464	(278)
TE Connectivity Ltd.	JPM	Call	140.00	07/21/23	464	(115)
TE Connectivity Ltd.	JPM	Call	125.00	07/21/23	235	(371)
TE Connectivity Ltd.	JPM	Call	130.00	07/21/23	464	(525)
Teledyne Technologies Incorporated	JPM	Call	460.00	12/15/23	39	(29)
Teledyne Technologies Incorporated	JPM	Call	440.00	12/15/23	39	(59)
Texas Instruments Incorporated	BOA	Call	200.00	01/19/24	1,756	(955)
Texas Instruments Incorporated	BOA	Call	195.00	01/19/24	611	(413)
Texas Instruments Incorporated	BOA	Call	190.00	01/19/24	611	(548)
Texas Instruments Incorporated	BOA	Call	180.00	01/19/24	611	(848)
Texas Instruments Incorporated	CIT	Call	200.00	06/21/24	154	(162)
Texas Instruments Incorporated	MLP	Call	200.00	01/19/24	765	(416)
Texas Instruments Incorporated	MLP	Call	195.00	01/19/24	231	(156)
Texas Instruments Incorporated	MLP	Call	190.00	01/19/24	231	(207)
Texas Instruments Incorporated	MLP	Call	195.00	06/21/24	154	(188)
The PNC Financial Services Group, Inc.	JPM	Call	190.00	01/19/24	237	(4)
The PNC Financial Services Group, Inc.	JPM	Call	200.00	01/19/24	237	(2)
The PNC Financial Services Group, Inc.	JPM	Call	185.00	01/19/24	237	(5)
The PNC Financial Services Group, Inc.	JPM	Call	170.00	01/19/24	366	(22)
The PNC Financial Services Group, Inc.	JPM	Call	175.00	01/19/24	594	(23)
Thermo Fisher Scientific Inc.	CIT	Call	610.00	01/19/24	107	(86)
Thermo Fisher Scientific Inc.	CIT	Call	620.00	01/19/24	107	(66)
Thermo Fisher Scientific Inc.	CIT	Call	630.00	01/19/24	107	(57)
Thermo Fisher Scientific Inc.	CIT	Call	560.00	01/19/24	39	(92)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Thermo Fisher Scientific Inc.	CIT	Call	600.00	01/19/24	307	(321)
Thermo Fisher Scientific Inc.	CIT	Call	590.00	01/19/24	39	(51)
Thermo Fisher Scientific Inc.	JPM	Call	690.00	01/19/24	79	(10)
Thermo Fisher Scientific Inc.	JPM	Call	660.00	01/19/24	79	(28)
Thermo Fisher Scientific Inc.	JPM	Call	610.00	01/19/24	79	(63)
Thermo Fisher Scientific Inc.	JPM	Call	630.00	01/19/24	79	(42)
Trane Technologies Public Limited Company	GSC	Call	75.00	12/15/23	768	(144)
Trane Technologies Public Limited Company	GSC	Call	60.00	12/15/23	619	(544)
TransUnion	GSC	Call	70.00	10/20/23	311	(360)
TransUnion	GSC	Call	65.00	10/20/23	311	(479)
TransUnion	GSC	Call	80.00	12/15/23	306	(179)
UnitedHealth Group Incorporated	CIT	Call	580.00	01/19/24	489	(171)
UnitedHealth Group Incorporated	JPM	Call	600.00	01/19/24	521	(103)
UnitedHealth Group Incorporated	JPM	Call	550.00	01/19/24	154	(129)
Visa Inc.	GSC	Call	250.00	01/19/24	459	(469)
Visa Inc.	GSC	Call	260.00	01/19/24	536	(335)
Visa Inc.	GSC	Call	245.00	01/19/24	231	(288)
Visa Inc.	GSC	Call	230.00	01/19/24	459	(1,000)
Visa Inc.	GSC	Call	240.00	01/19/24	536	(834)
Visa Inc.	GSC	Call	260.00	06/21/24	39	(53)
Visa Inc.	GSC	Call	250.00	06/21/24	39	(71)
Yum! Brands, Inc.	CIT	Call	145.00	01/19/24	522	(277)
Yum! Brands, Inc.	CIT	Call	150.00	01/19/24	522	(183)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,060	(832)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,061	(833)
						(159,823)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	8,112,375	—	—	8,112,375
Senior Floating Rate Instruments	—	1,278,019	—	1,278,019
Corporate Bonds And Notes	—	1,156,753	—	1,156,753
Government And Agency Obligations	—	977,765	—	977,765
Preferred Stocks	20,732	—	—	20,732
Non-U.S. Government Agency Asset-Backed Securities	—	5,330	—	5,330
Investment Companies	—	—	1,417	1,417
Short Term Investments	1,082,774	—	—	1,082,774
	9,215,881	3,417,867	1,417	12,635,165
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(159,823)	—	(159,823)
	—	(159,823)	—	(159,823)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.0%
Information Technology 44.2%
Accenture Public Limited Company - Class A	217	67,042
Advanced Micro Devices, Inc. (a)	1,198	136,510
Amphenol Corporation - Class A	10	815
Apple Inc.	5,143	997,494
ASML Holding N.V. - ADR	184	133,013
Atlassian Corporation - Class A (a)	128	21,500
Dynatrace, Inc. (a)	868	44,663
Intuit Inc.	410	187,969
Lam Research Corporation	86	55,493
Marvell Technology, Inc.	788	47,116
Microsoft Corporation	3,820	1,300,935
Monday.Com Ltd. (a)	40	6,789
MongoDB, Inc. - Class A (a)	64	26,112
NVIDIA Corporation	1,303	551,329
Roper Technologies, Inc.	206	99,172
Salesforce, Inc. (a)	534	112,783
ServiceNow, Inc. (a)	245	137,628
Shopify Inc. - Class A (a)	774	50,017
Teledyne Technologies Incorporated (a)	258	105,953
		4,082,333
Communication Services 15.1%
Activision Blizzard, Inc. (a)	420	35,406
Alphabet Inc. - Class A (a)	4,249	508,636
Alphabet Inc. - Class C (a)	1,026	124,173
Match Group, Inc. (a)	790	33,050
Meta Platforms, Inc. - Class A (a)	1,141	327,301
Netflix, Inc. (a)	300	132,284
Pinterest, Inc. - Class A (a)	2,267	61,984
Spotify Technology S.A. (a)	303	48,668
The Trade Desk, Inc. - Class A (a)	672	51,858
T-Mobile USA, Inc. (a)	517	71,847
		1,395,207
Consumer Discretionary 14.4%
Amazon.com, Inc. (a)	4,865	634,197
Booking Holdings Inc. (a)	17	46,964
Chipotle Mexican Grill, Inc. (a)	47	101,196
Coupang, Inc. - Class A (a)	2,839	49,392
Ferrari N.V.	231	75,168
Floor & Decor Holdings, Inc. - Class A (a)	274	28,446
Las Vegas Sands Corp. (a)	985	57,146
Lululemon Athletica Canada Inc. (a)	66	25,011
Rivian Automotive, Inc. - Class A (a) (b)	5,261	87,648
Ross Stores, Inc.	582	65,234
Tesla Inc. (a)	593	155,125
		1,325,527
Health Care 12.4%
Align Technology, Inc. (a)	61	21,611
argenx SE - ADR (a)	126	49,059
Avantor, Inc. (a)	1,476	30,309
Cigna Corporation	288	80,869
Danaher Corporation	148	35,592
Eli Lilly and Company	474	222,229
HCA Healthcare, Inc.	122	36,936
Humana Inc.	180	80,661
Intuitive Surgical, Inc. (a)	413	141,117
Legend Biotech Corp - ADR (a)	269	18,559
McKesson Corporation	109	46,705
Stryker Corporation	108	33,009
Thermo Fisher Scientific Inc.	26	13,774
UnitedHealth Group Incorporated	528	253,730
Vertex Pharmaceuticals Incorporated (a)	142	49,866
Zoetis Inc. - Class A	176	30,274
		1,144,300
Financials 8.2%
Chubb Limited	375	72,287
Fiserv, Inc. (a)	1,195	150,775
Global Payments Inc.	203	19,966
MasterCard Incorporated - Class A	559	219,839
The Charles Schwab Corporation	543	30,755
Visa Inc. - Class A	1,122	266,381
		760,003
Industrials 2.5%
Airbus SE	338	48,755
Ceridian HCM Holding Inc. (a)	474	31,764
Cintas Corporation	50	24,819
FedEx Corporation	85	21,071
Old Dominion Freight Line, Inc.	134	49,378
TransUnion	646	50,581
		226,368
Consumer Staples 1.6%
Constellation Brands, Inc. - Class A	232	57,192
The Estee Lauder Companies Inc. - Class A	207	40,705
The Procter & Gamble Company	298	45,203
		143,100
Materials 0.6%
Linde Public Limited Company	154	58,686
Total Common Stocks (cost $6,014,993)		9,135,524
PREFERRED STOCKS 0.9%
Consumer Discretionary 0.5%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	393	48,836
Health Care 0.4%
Sartorius Aktiengesellschaft	106	36,791
Total Preferred Stocks (cost $70,092)		85,627
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	2,000	2,000
T. Rowe Price Government Reserve Fund, 5.06% (c) (d)	11,514	11,514
Total Short Term Investments (cost $13,514)		13,514
Total Investments 100.1% (cost $6,098,599)		9,234,665
Other Assets and Liabilities, Net (0.1)%		(8,381)
Total Net Assets 100.0%		9,226,284

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,086,769	48,755	—	9,135,524
Preferred Stocks	85,627	—	—	85,627
Short Term Investments	13,514	—	—	13,514
	9,185,910	48,755	—	9,234,665

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 96.2%
Health Care 24.4%
Acadia Healthcare Company, Inc. (a)	707	56,306
Agilent Technologies, Inc.	871	104,738
Agilon Health Management, Inc. (a) (b)	1,272	22,064
Alcon AG	569	46,721
Alnylam Pharmaceuticals, Inc. (a)	283	53,753
Apellis Pharmaceuticals, Inc. (a)	213	19,404
argenx SE - ADR (a)	62	24,163
Ascendis Pharma A/S - ADR (a) (b)	204	18,207
Avantor, Inc. (a)	3,014	61,908
Biogen Inc. (a)	115	32,758
Bruker Corporation	1,019	75,310
Catalent, Inc. (a)	1,045	45,306
Coronado Topco, Inc. (a)	359	29,747
CRISPR Therapeutics AG (a)	213	11,958
Dentsply Sirona Inc.	446	17,849
Doximity, Inc. - Class A (a) (b)	357	12,145
Enovis Corporation (a)	580	37,190
Exact Sciences Corporation (a)	268	25,165
Hologic, Inc. (a)	1,921	155,543
ICU Medical, Inc. (a)	155	27,619
Ionis Pharmaceuticals, Inc. (a)	849	34,834
Karuna Therapeutics, Inc. (a)	89	19,300
Molina Healthcare, Inc. (a)	129	38,860
Novocure Limited (a)	155	6,433
Seagen Inc. (a)	53	10,200
Teleflex Incorporated	469	113,512
The Cooper Companies, Inc.	170	65,183
Veeva Systems Inc. - Class A (a)	393	77,708
West Pharmaceutical Services, Inc.	147	56,223
		1,300,107
Information Technology 19.9%
Amphenol Corporation - Class A	494	41,965
Atlassian Corporation - Class A (a)	115	19,298
Bill Holdings, Inc. (a)	222	25,896
Black Knight, Inc. (a)	713	42,588
CCC Intelligent Solutions Holdings Inc. (a)	2,801	31,401
Clear Secure, Inc. - Class A	303	7,021
Cognex Corporation	452	25,321
Confluent, Inc. - Class A (a)	178	6,285
Corning Incorporated	357	12,509
CrowdStrike Holdings, Inc. - Class A (a)	443	65,063
Fair Isaac Corporation (a)	59	47,743
Fortinet, Inc. (a)	707	53,442
HashiCorp, Inc. - Class A (a)	89	2,330
Keysight Technologies, Inc. (a)	469	78,534
KLA Corporation	112	54,322
Lattice Semiconductor Corporation (a)	373	35,834
Littelfuse, Inc.	39	11,361
Marvell Technology, Inc.	2,321	138,749
Microchip Technology Incorporated	1,993	178,553
MongoDB, Inc. - Class A (a)	46	18,906
NXP Semiconductors N.V.	80	16,374
PTC Inc. (a)	372	52,936
Roper Technologies, Inc.	106	50,965
Synopsys, Inc. (a)	97	42,235
		1,059,631
Industrials 17.2%
Broadridge Financial Solutions, Inc.	266	44,058
BWXT Government Group, Inc.	317	22,688
CoStar Group, Inc. (a)	665	59,185
Equifax Inc.	330	77,649
ESAB Corporation	567	37,728
Fortive Corporation	1,082	80,901
IDEX Corporation	160	34,442
Ingersoll Rand Inc.	1,679	109,739
J.B. Hunt Transport Services, Inc.	460	83,274
Paylocity Holding Corporation (a)	212	39,120
Shoals Technologies Group, Inc. - Class A (a)	464	11,860
Southwest Airlines Co.	1,625	58,841
Textron Inc.	1,435	97,049
TransUnion	710	55,614
United Rentals, Inc.	95	42,310
Verisk Analytics, Inc.	194	43,850
Waste Connections, Inc.	124	17,723
		916,031
Consumer Discretionary 11.1%
Bath & Body Works, Inc.	1,027	38,513
Bright Horizons Family Solutions, Inc. (a)	266	24,592
Burlington Stores, Inc. (a)	497	78,223
Caesars Entertainment, Inc. (a)	265	13,529
Chipotle Mexican Grill, Inc. (a)	11	23,529
Domino's Pizza, Inc.	187	63,017
Five Below, Inc. (a)	212	41,666
Hilton Worldwide Holdings Inc.	551	80,198
Lululemon Athletica Canada Inc. (a)	46	17,411
MGM Resorts International	1,718	75,438
Mobileye Global Inc. - Class A (a)	88	3,381
O'Reilly Automotive, Inc. (a)	27	25,793
Ross Stores, Inc.	380	42,609
Tractor Supply Company	71	15,633
Vail Resorts, Inc.	10	2,518
Yum! Brands, Inc.	300	41,565
		587,615
Financials 7.6%
Assurant, Inc.	396	49,785
AXIS Capital Holdings Limited	356	19,163
Cboe Global Markets, Inc.	53	7,315
FleetCor Technologies, Inc. (a)	323	81,099
Intercontinental Exchange, Inc.	480	54,278
K.K.R. Co., Inc. - Class A	1,179	66,024
Markel Group Inc. (a)	6	8,299
MarketAxess Holdings Inc.	120	31,370
Raymond James Financial, Inc.	310	32,169
Tradeweb Markets Inc. - Class A	691	47,320
Zurich American Corporation	178	8,590
		405,412
Materials 5.5%
Avery Dennison Corporation	354	60,817
Ball Corporation	1,513	88,072
Martin Marietta Materials, Inc.	159	73,409
RPM International Inc.	362	32,482
Sealed Air Corporation	965	38,600
		293,380
Consumer Staples 4.0%
Casey's General Stores, Inc.	204	49,752
Dollar General Corporation	115	19,525
Dollar Tree, Inc. (a)	460	66,010
Kenvue Inc. (a)	616	16,286
Reynolds Consumer Products Inc.	765	21,611
The Boston Beer Company, Inc. - Class A (a)	53	16,347
Treehouse Foods, Inc. (a)	501	25,240
		214,771
Communication Services 3.9%
Liberty Media Corporation - Series C (a)	663	49,911
Match Group, Inc. (a)	222	9,291
Spotify Technology S.A. (a)	284	45,596
The Trade Desk, Inc. - Class A (a)	1,293	99,845
		204,643
Energy 2.6%
Cheniere Energy, Inc.	230	35,043
Coterra Energy Inc.	1,025	25,933
Devon Energy Corporation	203	9,813
EQT Corporation	568	23,362
Pioneer Natural Resources Company	213	44,129
		138,280
Total Common Stocks (cost $3,859,246)		5,119,870
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	1,933	1,933

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
T. Rowe Price Government Reserve Fund, 5.06% (c) (d)	185,706	185,706
Total Short Term Investments (cost $187,639)		187,639
Total Investments 99.7% (cost $4,046,885)		5,307,509
Other Assets and Liabilities, Net 0.3%		16,065
Total Net Assets 100.0%		5,323,574

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,119,870	—	—	5,119,870
Short Term Investments	187,639	—	—	187,639
	5,307,509	—	—	5,307,509

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 49.9%
Financials 18.5%
AerCap Ireland Capital Designated Activity Company
4.50%, 09/15/23	416	415
4.88%, 01/16/24	2,440	2,422
3.15%, 02/15/24	870	854
1.65%, 10/29/24	4,690	4,406
American International Group, Inc.
2.50%, 06/30/25	1,920	1,809
Avolon Holdings Funding Limited
3.95%, 07/01/24 (a)	690	669
2.88%, 02/15/25 (a)	1,805	1,682
2.13%, 02/21/26 (a)	2,835	2,519
6.38%, 05/04/28 (a)	740	732
Banco Bilbao Vizcaya Argentaria, S.A.
0.88%, 09/18/23 (b)	4,200	4,155
Banco Del Estado De Chile
2.70%, 01/09/25 (a)	1,180	1,129
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	3,500	3,462
Banco Santander, S.A.
3.50%, 03/24/25 (b)	2,600	2,490
Bank of America Corporation
0.81%, 10/24/24	1,465	1,440
1.84%, 02/04/25	1,830	1,783
0.98%, 04/22/25	2,665	2,554
3.84%, 04/25/25	1,535	1,506
3.38%, 04/02/26	2,260	2,168
5.08%, 01/20/27	2,000	1,977
1.73%, 07/22/27	1,885	1,682
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	7,155	7,100
Bank of Montreal
4.25%, 09/14/24 (b)	1,695	1,663
3.70%, 06/07/25 (b)	9,690	9,328
Banque Federative du Credit Mutuel
0.65%, 02/27/24 (a)	2,390	2,307
1.00%, 02/04/25 (a)	2,780	2,564
4.94%, 01/26/26 (a) (b)	1,820	1,789
Barclays PLC
1.01%, 12/10/24	2,165	2,109
5.30%, 08/09/26 (b)	1,810	1,768
7.33%, 11/02/26 (b)	1,680	1,714
BPCE
5.70%, 10/22/23 (a)	6,595	6,574
Brighthouse Financial, Inc.
1.00%, 04/12/24 (a)	2,150	2,060
CaixaBank, S.A.
6.21%, 01/18/29 (a)	2,715	2,703
Capital One Financial Corporation
3.90%, 01/29/24	1,295	1,279
4.25%, 04/30/25 (d)	495	479
2.64%, 03/03/26	2,305	2,154
4.99%, 07/24/26	2,000	1,938
6.31%, 06/08/29	995	989
Citigroup Inc.
0.98%, 05/01/25	2,205	2,110
4.14%, 05/24/25	2,040	2,004
3.11%, 04/08/26	2,055	1,962
CNO Global Funding
1.65%, 01/06/25 (a)	3,055	2,840
1.75%, 10/07/26 (a)	2,515	2,223
Cooperatieve Rabobank U.A.
5.00%, 01/13/25 (b)	2,380	2,364
Corebridge Financial, Inc.
3.50%, 04/04/25	1,650	1,572
Danske Bank A/S
5.38%, 01/12/24 (a)	2,390	2,374
3.77%, 03/28/25 (a)	1,480	1,446
Equitable Financial Life Global Funding
1.10%, 11/12/24 (a)	2,070	1,937
Fidelity National Information Services, Inc.
0.60%, 03/01/24	1,440	1,389
4.50%, 07/15/25	1,320	1,292
Fifth Third Bank, National Association
5.85%, 10/27/25	4,135	4,036
2.25%, 02/01/27	635	557
First American Financial Corporation
4.60%, 11/15/24	1,715	1,668
Fiserv, Inc.
3.80%, 10/01/23 (e)	920	915
2.75%, 07/01/24	5,115	4,963
3.85%, 06/01/25 (e)	1,406	1,363
HSBC Holdings PLC
1.16%, 11/22/24 (b)	1,725	1,689
1.65%, 04/18/26 (b)	3,965	3,662
JPMorgan Chase & Co.
0.82%, 06/01/25	2,435	2,315
3.85%, 06/14/25	2,000	1,957
2.08%, 04/22/26	3,900	3,655
4.08%, 04/26/26	1,935	1,881
5.92%, (SOFR + 0.89%), 04/22/27 (f)	1,540	1,534
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	3,420	3,259
Lloyds Banking Group PLC
4.50%, 11/04/24 (b)	965	937
LSEGA Financing PLC
0.65%, 04/06/24 (a)	4,440	4,252
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	4,130	3,903
Moody's Corporation
3.75%, 03/24/25	2,275	2,210
Morgan Stanley
5.54%, (SOFR + 0.47%), 11/10/23 (f)	3,035	3,033
5.50%, (SOFR + 0.46%), 01/25/24 (f)	1,815	1,811
3.62%, 04/17/25	2,120	2,078
2.63%, 02/18/26	2,170	2,059
6.14%, 10/16/26	2,325	2,350
5.05%, 01/28/27	1,030	1,021
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (c)	1,905	1,878
Nasdaq, Inc.
5.65%, 06/28/25	385	386
NatWest Markets PLC
0.80%, 08/12/24 (a)	1,695	1,596
3.48%, 03/22/25 (a)	1,220	1,170
Nordea Bank Abp
3.60%, 06/06/25 (a)	7,000	6,718
Northern Trust Corporation
3.95%, 10/30/25	1,335	1,285
Northwestern Mutual Global Funding
4.35%, 09/15/27 (a)	2,005	1,954
Principal Life Global Funding II
0.75%, 04/12/24 (a)	1,500	1,441
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,656
2.63%, 05/12/25 (c)	1,500	1,422
S&P Global Inc.
2.45%, 03/01/27	4,405	4,066
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,660	1,436
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25 (a)	8,355	8,032
Societe Generale
2.63%, 10/16/24 (a)	315	299
Standard Chartered PLC
0.99%, 01/12/25 (a)	1,040	1,008
1.21%, 03/23/25 (a)	200	192
1.82%, 11/23/25 (a)	1,085	1,015
State Street Corporation
4.86%, 01/26/26	1,130	1,114
5.10%, 05/18/26	1,535	1,524
Svenska Handelsbanken AB
0.55%, 06/11/24 (a)	1,815	1,727

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
1.42%, 06/11/27 (a)	860	754
Swedbank AB
0.60%, 09/25/23 (a)	2,620	2,589
Synchrony Financial
4.25%, 08/15/24	4,690	4,523
The Bank of New York Mellon Corporation
5.15%, 05/22/26	1,620	1,617
4.41%, 07/24/26	2,210	2,163
4.95%, 04/26/27	2,265	2,236
The Charles Schwab Corporation
4.20%, 03/24/25	2,365	2,299
2.45%, 03/03/27	5,055	4,540
The Goldman Sachs Group, Inc.
0.66%, 09/10/24	1,995	1,972
0.93%, 10/21/24	1,285	1,263
1.76%, 01/24/25	1,720	1,675
3.50%, 04/01/25	2,495	2,396
4.48%, 08/23/28	2,015	1,949
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	3,130	3,104
5.81%, 06/12/26	840	836
4.76%, 01/26/27	2,260	2,210
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	8,000	7,741
The Western Union Company
2.85%, 01/10/25 (e)	5,004	4,761
Truist Financial Corporation
5.46%, (SOFR + 0.40%), 06/09/25 (f)	1,795	1,735
U.S. Bancorp
5.73%, 10/21/26	1,390	1,395
4.55%, 07/22/28	4,340	4,155
UBS Group AG
1.01%, 07/30/24 (a) (b)	3,505	3,494
4.49%, 08/05/25 (a) (b)	2,915	2,846
4.49%, 05/12/26 (a)	695	671
1.49%, 08/10/27 (a) (b)	905	774
Wells Fargo & Company
3.91%, 04/25/26	2,230	2,156
2.19%, 04/30/26	1,780	1,668
4.54%, 08/15/26	2,530	2,470
3.53%, 03/24/28	1,450	1,356
		281,260
Health Care 5.1%
AbbVie Inc.
2.60%, 11/21/24	6,035	5,790
3.20%, 05/14/26	395	374
2.95%, 11/21/26	4,415	4,125
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	2,365	2,345
Becton, Dickinson and Company
3.73%, 12/15/24	724	703
4.69%, 02/13/28	3,685	3,630
Cardinal Health, Inc.
3.50%, 11/15/24	2,425	2,348
CVS Health Corporation
5.00%, 02/20/26	2,545	2,533
2.88%, 06/01/26	1,055	992
3.00%, 08/15/26	890	836
Elevance Health, Inc.
5.35%, 10/15/25	795	793
HCA Inc.
5.38%, 02/01/25	1,420	1,408
3.13%, 03/15/27 (a)	2,280	2,094
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (a)	3,585	3,286
Humana Inc.
0.65%, 08/03/23	1,345	1,340
4.50%, 04/01/25	2,190	2,153
1.35%, 02/03/27	675	587
5.75%, 03/01/28	810	826
Mars, Incorporated
4.55%, 04/20/28 (a)	3,105	3,058
Mylan II B.V.
3.95%, 06/15/26	3,745	3,558
PeaceHealth
1.38%, 11/15/25	470	423
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	6,905
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26 - 05/19/28	6,275	6,183
Revvity, Inc.
0.55%, 09/15/23	1,625	1,607
0.85%, 09/15/24	6,205	5,831
Royalty Pharma PLC
0.75%, 09/02/23	1,895	1,876
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	1,076	1,069
UnitedHealth Group Incorporated
3.70%, 05/15/27	2,240	2,159
5.25%, 02/15/28	1,660	1,692
4.25%, 01/15/29	3,145	3,054
Viatris Inc.
1.65%, 06/22/25	2,480	2,283
Zoetis Inc.
5.40%, 11/14/25	2,160	2,167
		78,028
Consumer Discretionary 4.6%
7-Eleven, Inc.
0.80%, 02/10/24 (a)	1,490	1,444
Advance Auto Parts, Inc.
5.90%, 03/09/26	585	578
Aptiv PLC
2.40%, 02/18/25	2,500	2,374
AutoZone, Inc.
3.63%, 04/15/25	1,020	986
Brunswick Corporation
0.85%, 08/18/24	2,855	2,681
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (a)	2,365	2,228
5.20%, 01/17/25 (a)	995	986
5.15%, 01/16/26 (a)	790	786
General Motors Financial Company, Inc.
2.90%, 02/26/25	4,445	4,223
5.40%, 04/06/26	1,220	1,205
Genuine Parts Company
1.75%, 02/01/25	890	833
Hasbro, Inc.
3.00%, 11/19/24 (e)	4,130	3,981
Hyatt Hotels Corporation
1.30%, 10/01/23 (e)	1,365	1,349
Hyundai Capital America
0.80%, 01/08/24 (a)	1,810	1,764
0.88%, 06/14/24 (a)	1,685	1,605
1.00%, 09/17/24 (a)	1,065	1,002
5.50%, 03/30/26 (a)	1,085	1,075
5.60%, 03/30/28 (a)	1,430	1,420
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (a)	830	777
Lowe`s Companies, Inc.
4.40%, 09/08/25	2,850	2,794
4.80%, 04/01/26	1,570	1,555
3.35%, 04/01/27	680	642
Marriott International, Inc.
3.75%, 03/15/25	495	480
5.75%, 05/01/25 (e)	460	461
4.90%, 04/15/29	490	477
Mercedes-Benz Finance North America LLC
4.95%, 03/30/25 (a)	1,295	1,286
4.80%, 03/30/26 (a)	1,670	1,653
Nissan Motor Acceptance Corporation
3.88%, 09/21/23 (a)	2,150	2,138
Nissan Motor Co., Ltd.
3.04%, 09/15/23 (a)	3,815	3,787
Nordstrom, Inc.
2.30%, 04/08/24	390	377
Ross Stores, Inc.
4.60%, 04/15/25	4,860	4,763
0.88%, 04/15/26	1,360	1,199
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Starbucks Corporation
4.75%, 02/15/26	2,125	2,107
Stellantis Finance US Inc.
1.71%, 01/29/27 (a)	1,630	1,430
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (a)	1,655	1,623
3.95%, 06/06/25 (a)	4,965	4,812
Warnermedia Holdings, Inc.
6.41%, 03/15/26	1,240	1,240
3.76%, 03/15/27	6,090	5,682
		69,803
Energy 4.0%
ABP Finance B.V.
2.00%, 07/15/26 (a)	569	510
APT Pipelines Limited
4.20%, 03/23/25 (a)	5,411	5,246
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,579
2.05%, 07/15/25	3,310	3,085
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	3,160	3,148
DCP Midstream Operating, LP
5.38%, 07/15/25	4,186	4,145
Devon Energy Corporation
8.25%, 08/01/23	1,180	1,180
Enbridge Inc.
4.00%, 10/01/23	4,065	4,042
2.50%, 01/15/25 - 02/14/25	4,070	3,872
Energy Transfer LP
4.20%, 09/15/23	575	573
5.88%, 01/15/24	4,795	4,792
4.90%, 02/01/24	1,885	1,870
2.90%, 05/15/25	480	456
Eni S.p.A.
4.00%, 09/12/23 (a)	3,950	3,932
Equinor ASA
2.88%, 04/06/25	3,880	3,720
Gray Oak Pipeline, LLC
2.00%, 09/15/23 (a)	1,270	1,259
2.60%, 10/15/25 (a)	940	862
Ovintiv Canada ULC
5.65%, 05/15/25	1,860	1,847
Pioneer Natural Resources Company
5.10%, 03/29/26	1,450	1,442
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	2,585	2,580
5.63%, 03/01/25	2,830	2,818
Schlumberger Canada Limited
1.40%, 09/17/25	695	640
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	785	774
The Williams Companies, Inc.
5.40%, 03/02/26	1,410	1,407
TransCanada PipeLines Limited
6.20%, 03/09/26	4,140	4,143
		59,922
Utilities 3.6%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,220	2,171
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,435	1,446
DTE Energy Company
4.22%, 11/01/24 (g)	2,405	2,353
Enel Finance International N.V.
2.65%, 09/10/24 (a)	3,310	3,184
6.80%, 10/14/25 (a)	400	408
1.38%, 07/12/26 (a)	2,750	2,426
Korea Electric Power Corp
5.38%, 04/06/26 (a)	4,300	4,281
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (a)	3,519	3,126
4.25%, 07/27/27 (a)	1,120	1,088
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (g)	1,165	1,172
4.45%, 06/20/25	3,070	3,013
1.88%, 01/15/27	2,770	2,469
NiSource Inc.
5.25%, 03/30/28	515	514
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,420	1,372
Pacific Gas And Electric Company
3.50%, 06/15/25	2,405	2,278
Sempra Energy
3.30%, 04/01/25	1,505	1,444
5.40%, 08/01/26	1,090	1,085
Southern California Gas Company
2.95%, 04/15/27	1,625	1,517
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	2,885
The AES Corporation
3.30%, 07/15/25 (a)	1,640	1,550
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (a)	2,440	2,414
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	10,980	10,605
5.13%, 05/13/25 (a)	2,260	2,203
		55,004
Communication Services 3.3%
Charter Communications Operating, LLC
4.91%, 07/23/25	9,010	8,837
Comcast Corporation
5.25%, 11/07/25	985	990
Cox Communications, Inc.
3.15%, 08/15/24 (a)	4,429	4,289
3.50%, 08/15/27 (a)	860	800
KT Corp
4.00%, 08/08/25 (a)	3,095	2,998
Meta Platforms, Inc.
4.60%, 05/15/28	1,595	1,578
NBN Co Limited
1.45%, 05/05/26 (a)	4,440	3,994
NTT Finance Corporation
4.24%, 07/25/25 (a)	755	734
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	3,963
Rogers Communications Inc.
2.95%, 03/15/25 (a)	3,810	3,622
3.20%, 03/15/27 (a)	2,725	2,533
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	68	67
3.55%, 04/14/25	1,360	1,313
5.00%, 03/28/26	2,335	2,312
T-Mobile USA, Inc.
3.50%, 04/15/25	2,330	2,243
2.63%, 04/15/26	1,180	1,094
Verizon Communications Inc.
0.85%, 11/20/25	2,560	2,310
1.45%, 03/20/26	3,000	2,723
2.63%, 08/15/26	3,330	3,097
		49,497
Consumer Staples 2.5%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	2,150	1,933
4.45%, 03/16/28	3,955	3,729
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (a)	4,865	4,661
CSL Finance PLC
3.85%, 04/27/27 (a)	730	697
Diageo Capital PLC
5.20%, 10/24/25	1,600	1,604
ERAC USA Finance LLC
4.60%, 05/01/28 (a)	2,965	2,885
HPHT Finance (19) Limited
2.88%, 11/05/24 (c)	2,957	2,847
HPHT Limited
1.50%, 09/17/26 (c)	2,400	2,112
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (e)	5,020	4,855

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.25%, 07/21/25 (a) (e)	2,010	1,929
JDE Peet's N.V.
0.80%, 09/24/24 (a)	1,260	1,180
Kenvue Inc.
5.35%, 03/22/26 (a)	1,135	1,143
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (a)	1,850	1,800
Mondelez International, Inc.
2.63%, 03/17/27	1,625	1,501
Philip Morris International Inc.
5.00%, 11/17/25	1,320	1,314
4.88%, 02/13/26	1,980	1,966
Viterra Finance B.V.
4.90%, 04/21/27 (a)	2,415	2,326
		38,482
Materials 2.5%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,505	1,456
Anglo American Capital PLC
3.63%, 09/11/24 (a)	3,000	2,916
Celanese US Holdings LLC
5.90%, 07/05/24 (e)	4,325	4,316
6.05%, 03/15/25 (e)	5,345	5,324
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,501
Ecolab Inc.
1.65%, 02/01/27	880	791
5.25%, 01/15/28	2,840	2,887
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,286
LYB International Finance III, LLC
1.25%, 10/01/25	1,717	1,553
Martin Marietta Materials, Inc.
0.65%, 07/15/23	1,015	1,014
Nucor Corporation
3.95%, 05/23/25	1,005	975
2.00%, 06/01/25	695	650
Nutrien Ltd.
4.90%, 03/27/28	980	962
POSCO Holdings Inc.
4.38%, 08/04/25 (c)	900	874
5.63%, 01/17/26 (a)	3,215	3,211
Steel Dynamics, Inc.
2.80%, 12/15/24	2,571	2,455
The Sherwin-Williams Company
4.25%, 08/08/25	1,010	989
Westlake Corporation
0.88%, 08/15/24	2,000	1,890
		37,050
Industrials 2.2%
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	2,945	2,769
1.75%, 12/02/26	1,290	1,160
Carrier Global Corporation
2.24%, 02/15/25	483	457
DAE Funding LLC
1.55%, 08/01/24 (a)	1,185	1,124
GATX Corporation
4.35%, 02/15/24	4,215	4,177
3.25%, 03/30/25	2,150	2,042
NTT Finance Corporation
0.58%, 03/01/24 (a)	1,245	1,202
Otis Worldwide Corporation
2.06%, 04/05/25	2,010	1,894
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	861	853
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,689
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (a)	3,465	3,384
5.75%, 05/24/26 (a)	1,975	1,957
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (e)	1,695	1,698
Republic Services, Inc.
0.88%, 11/15/25	863	775
4.88%, 04/01/29	690	689
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (a)	976	975
3.55%, 04/15/24 (a)	1,810	1,768
Triton Container International Limited
0.80%, 08/01/23 (a)	3,260	3,246
		33,859
Real Estate 2.0%
American Tower Corporation
2.40%, 03/15/25	1,425	1,343
Brixmor Operating Partnership LP
3.65%, 06/15/24	4,307	4,187
Crown Castle Inc.
3.15%, 07/15/23	1,295	1,294
3.20%, 09/01/24	835	809
1.05%, 07/15/26	2,800	2,453
2.90%, 03/15/27	1,910	1,750
5.00%, 01/11/28	850	835
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,856
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,185
4.38%, 10/01/25	1,505	1,406
Public Storage, Inc.
5.50%, (SOFR + 0.47%), 04/23/24 (f)	1,235	1,233
Realty Income Corporation
5.05%, 01/13/26	645	638
Simon Property Group, L.P.
2.00%, 09/13/24	1,030	983
3.38%, 10/01/24	1,000	970
W.P. Carey Inc.
4.60%, 04/01/24	4,210	4,167
Weingarten Realty Investors
4.45%, 01/15/24	5,000	4,974
		30,083
Information Technology 1.6%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,599
4.75%, 03/30/26	840	830
CDW Finance Corporation
5.50%, 12/01/24	765	759
Fortinet, Inc.
1.00%, 03/15/26	1,745	1,556
Microchip Technology Incorporated
2.67%, 09/01/23	2,205	2,193
0.98%, 09/01/24	2,465	2,326
Micron Technology, Inc.
5.38%, 04/15/28	2,300	2,277
NXP B.V.
4.88%, 03/01/24	2,578	2,557
2.70%, 05/01/25	1,950	1,849
3.88%, 06/18/26	1,425	1,370
4.40%, 06/01/27	295	285
Oracle Corporation
5.80%, 11/10/25	1,370	1,385
Qorvo, Inc.
1.75%, 12/15/24 (a)	1,120	1,041
Roper Technologies, Inc.
3.65%, 09/15/23	700	697
1.00%, 09/15/25	685	623
Texas Instruments Incorporated
4.60%, 02/15/28	455	456
VMware, Inc.
0.60%, 08/15/23	1,620	1,612
Workday, Inc.
3.50%, 04/01/27	975	924
		24,339
Total Corporate Bonds And Notes (cost $784,832)		757,327

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 25.0%
U.S. Treasury Note 18.2%
Treasury, United States Department of
1.75%, 03/15/25	34,830	32,942
3.88%, 03/31/25 - 04/30/25	72,090	70,686
2.75%, 05/15/25	99,025	95,110
4.25%, 05/31/25	20,595	20,338
4.63%, 06/30/25	2,270	2,260
4.50%, 11/15/25 (h)	47,255	47,011
4.00%, 12/15/25	7,465	7,348
		275,695
Mortgage-Backed Securities 4.4%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	318	319
4.00%, (1 Year USD LIBOR + 1.75%), 09/01/33 (f)	4	4
4.31%, (1 Year Treasury + 2.25%), 09/01/33 (f)	10	10
6.00%, 09/01/34 - 11/01/37	296	304
4.21%, (1 Year Treasury + 2.11%), 10/01/34 (f)	6	6
3.00%, 11/01/34 - 06/01/52	1,576	1,400
4.14%, (1 Year USD LIBOR + 1.89%), 11/01/34 (f)	6	6
4.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (f)	5	5
4.38%, (1 Year Treasury + 2.25%), 11/01/34 (f)	12	12
3.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (f)	3	3
4.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (f)	3	3
4.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (f)	8	8
4.06%, (1 Year USD LIBOR + 1.62%), 02/01/35 (f)	3	3
4.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (f)	6	6
4.24%, (1 Year Treasury + 2.11%), 02/01/35 (f)	10	10
4.48%, (1 Year Treasury + 2.25%), 02/01/35 (f)	9	9
4.95%, (1 Year USD LIBOR + 1.75%), 06/01/35 (f)	92	93
4.49%, (1 Year Treasury + 2.37%), 09/01/35 (f)	177	181
4.33%, (1 Year USD LIBOR + 1.68%), 10/01/35 (f)	22	22
3.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (f)	39	39
4.13%, (1 Year USD LIBOR + 1.60%), 03/01/36 (f)	43	43
4.50%, 09/01/37	577	565
7.50%, 06/01/38	175	183
7.00%, 03/01/39	201	209
4.00%, 12/01/49	518	493
2.50%, 01/01/52	2,731	2,332
Federal National Mortgage Association, Inc.
5.50%, 01/01/24 - 12/01/39	2,787	2,831
5.00%, 09/01/25 - 10/01/52	3,222	3,187
3.50%, 11/01/26 - 01/01/52	3,693	3,407
3.00%, 09/01/28 - 06/01/52	4,892	4,432
6.50%, 07/01/32 - 12/01/32	148	152
4.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (f)	1	1
4.04%, (6 Month USD LIBOR + 1.41%), 06/01/33 (f)	4	4
4.92%, (1 Year Treasury + 2.18%), 06/01/33 (f)	50	51
4.64%, (1 Year Treasury + 2.13%), 07/01/33 (f)	2	2
4.34%, (1 Year Treasury + 2.21%), 12/01/33 (f)	62	63
6.00%, 03/01/34 - 02/01/49	2,208	2,265
4.51%, (1 Year Treasury + 2.30%), 04/01/34 (f)	1	1
3.83%, (1 Year USD LIBOR + 1.57%), 10/01/34 (f)	3	3
3.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (f)	1	1
3.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (f)	10	10
4.42%, (1 Year Treasury + 2.36%), 11/01/34 (f)	56	57
3.93%, (1 Year USD LIBOR + 1.68%), 12/01/34 (f)	6	6
3.89%, (1 Year USD LIBOR + 1.51%), 01/01/35 (f)	10	10
3.89%, (1 Year USD LIBOR + 1.63%), 01/01/35 (f)	3	3
3.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (f)	8	8
3.96%, (1 Year USD LIBOR + 1.59%), 01/01/35 (f)	8	8
3.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (f)	5	5
4.33%, (1 Year Treasury + 2.19%), 02/01/35 (f)	11	12
4.07%, (1 Year USD LIBOR + 1.37%), 03/01/35 (f)	6	6
3.94%, (1 Year Treasury + 1.82%), 04/01/35 (f)	57	58
4.54%, (1 Year USD LIBOR + 1.81%), 04/01/35 (f)	13	13
5.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (f)	71	72
4.22%, (1 Year USD LIBOR + 1.42%), 05/01/35 (f)	23	23
4.60%, (1 Year USD LIBOR + 1.60%), 05/01/35 (f)	10	10
4.96%, (1 Year USD LIBOR + 1.43%), 05/01/35 (f)	60	61
3.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (f)	45	46
5.07%, (1 Year Treasury + 2.30%), 06/01/35 (f)	60	61
5.39%, (1 Year USD LIBOR + 1.83%), 07/01/35 (f)	24	24
3.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (f)	101	100
5.16%, (1 Year USD LIBOR + 1.60%), 08/01/35 (f)	50	50
3.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (f)	42	42
4.30%, (1 Year Treasury + 2.05%), 02/01/36 (f)	23	23
4.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (f)	31	32
TBA, 4.50%, 07/15/38 (i)	1,570	1,538
4.50%, 09/01/39 - 08/01/52	9,811	9,487
4.00%, 08/01/43 - 09/01/52	5,508	5,185
2.00%, 10/01/50	617	506
2.50%, 01/01/52	2,759	2,341
TBA, 5.50%, 07/15/53 (i)	2,015	2,005
TBA, 6.00%, 07/15/53 (i)	2,615	2,638
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	984	987
6.00%, 07/15/36	403	410
4.50%, 09/20/40 - 10/20/52	3,509	3,394
3.50%, 03/20/43 - 10/20/52	5,642	5,215
5.50%, 09/15/45 - 12/20/48	1,126	1,141
4.00%, 09/20/45 - 10/20/52	2,001	1,904
3.00%, 09/20/47 - 09/20/49	1,719	1,551
TBA, 5.00%, 07/15/53 (i)	2,035	1,999
TBA, 5.50%, 07/15/53 (i)	1,065	1,060
TBA, 6.50%, 07/15/53 (i)	2,535	2,580
		67,349
Collateralized Mortgage Obligations 1.6%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 6.07%, (SOFR 30-Day Average + 1.00%), 12/26/41 (f)	1,912	1,902
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M1-R03, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 03/25/42 (f)	1,628	1,634
Connecticut Avenue Securities Trust 2022-R06
Series 2022-1M1-R06, REMIC, 7.82%, (SOFR 30-Day Average + 2.75%), 05/27/42 (f)	1,943	1,980
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.62%, (SOFR 30-Day Average + 2.55%), 07/25/42 (f)	897	910
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M1-R02, REMIC, 7.37%, (SOFR 30-Day Average + 2.30%), 01/25/43 (f)	1,478	1,482
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 9.15%, (1 Month USD LIBOR + 4.00%), 08/26/24 (f)	219	221
Series PA-3713, REMIC, 2.00%, 02/15/40	362	351

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series 2021-M2-DNA7, REMIC, 6.87%, (SOFR 30-Day Average + 1.80%), 11/25/41 (f)	895	863
Series 2022-M1A-DNA2, REMIC, 6.37%, (SOFR 30-Day Average + 1.30%), 02/25/42 (f)	1,128	1,122
Series 2022-M1A-HQA1, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 03/25/42 (f)	1,760	1,768
Series 2022-M1A-DNA3, REMIC, 7.07%, (SOFR 30-Day Average + 2.00%), 04/25/42 (f)	1,571	1,573
Series 2022-M1A-DNA4, REMIC, 7.27%, (SOFR 30-Day Average + 2.20%), 05/27/42 (f)	2,200	2,211
Series 2022-M1A-HQA2, REMIC, 7.72%, (SOFR 30-Day Average + 2.65%), 07/25/42 (f)	935	949
Series 2022-M1A-HQA3, REMIC, 7.37%, (SOFR 30-Day Average + 2.30%), 08/25/42 (f)	2,738	2,754
Series 2022-M1A-DNA6, REMIC, 7.22%, (SOFR 30-Day Average + 2.15%), 09/25/42 (f)	807	812
Series 2023-M1A-DNA1, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 03/25/43 (f)	278	278
Series 2023-M1A-DNA2, REMIC, 7.17%, (SOFR 30-Day Average + 2.10%), 04/25/43 (f)	957	960
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (f)	120	117
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.70%, (1 Month USD LIBOR + 3.55%), 01/25/27 (f)	1,051	1,090
Series 2017-1ED3-C05, REMIC, 6.35%, (1 Month USD LIBOR + 1.20%), 01/25/30 (f)	31	31
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,348	1,249
		24,257
U.S. Government Agency Obligations 0.7%
Council of Federal Home Loan Banks
5.00%, 02/28/25 (j)	6,340	6,326
Korea Housing Finance Corporation
4.63%, 02/24/28 (a) (j)	4,400	4,332
		10,658
Municipal 0.1%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,706
Total Government And Agency Obligations (cost $390,727)		379,665
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.8%
280 Park Avenue 2017-280P Mortgage Trust
Series 2017-A-280P, REMIC, 6.06%, (1 Month USD LIBOR + 0.88%), 09/15/34 (f) (g)	1,665	1,615
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,011	933
Americredit Automobile Receivables Trust 2020-1
Series 2020-C-1, 1.59%, 10/18/25	1,227	1,205
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,247
AmeriCredit Automobile Receivables Trust 2020-3
Series 2020-C-3, 1.06%, 09/18/24	1,230	1,160
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,816
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,102
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,192
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,345
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,182
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (f)	1,351	1,087
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (f)	866	702
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-D-1A, 5.25%, 09/20/23	1,767	1,761
Series 2018-C-2A, 4.95%, 03/20/24	800	791
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,622
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,183
Series 2020-A-1A, 2.33%, 08/20/25	990	920
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.04%, (1 Month USD LIBOR + 0.85%), 09/15/34 (f)	3,090	3,069
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	1,907	1,635
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 5.99%, (1 Month USD LIBOR + 0.80%), 06/15/38 (f)	1,250	1,144
BFLD Trust 2019-DPLO
Series 2019-B-DPLO, REMIC, 6.53%, (1 Month USD LIBOR + 1.34%), 10/15/24 (f)	4,770	4,705
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (f)	736	630
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (f)	755	645
Blackbird Capital Aircraft Lease Securitization Limited 2016-1
Series 2016-AA-1A, 2.49%, 12/15/24 (g)	612	579
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 6.34%, (1 Month USD LIBOR + 1.15%), 09/15/23 (f)	1,855	1,725
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (f)	1,199	1,072
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	331	306
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 7.09%, (1 Month USD LIBOR + 1.90%), 08/15/23 (f)	820	697
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 6.34%, (1 Month Term SOFR + 1.19%), 10/15/36 (f)	1,403	1,390
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-D-SOAR, REMIC, 6.59%, (1 Month USD LIBOR + 1.40%), 06/15/38 (f)	1,619	1,554
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 8.29%, (1 Month Term SOFR + 3.14%), 06/17/24 (f)	2,225	2,214
BXSC Commercial Mortgage Trust 2022-WSS
Series 2022-C-WSS, REMIC, 7.54%, (1 Month Term SOFR + 2.39%), 03/15/24 (f)	950	935
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,757
Series 2020-C-1, 2.34%, 11/17/25	785	760
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,238
CarMax Auto Owner Trust 2022-3
Series 2022-C-3, REMIC, 4.98%, 02/15/28	2,450	2,368
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,294
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,535
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	464	450
Cedar Funding Ltd
Series 2021-A-14A, 6.36%, (3 Month USD LIBOR + 1.10%), 07/15/33 (f)	3,070	3,028
CGDB Commercial Mortgage Trust 2019-MOB
Series 2019-D-MOB, REMIC, 6.84%, (1 Month USD LIBOR + 1.65%), 11/17/36 (f)	3,115	2,998
CIFC Funding 2014-II-R, Ltd.
Series 2014-A1-2RA, 6.32%, (3 Month USD LIBOR + 1.05%), 04/24/30 (f)	1,520	1,509
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.31%, (3 Month USD LIBOR + 1.05%), 07/15/33 (f)	905	895
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,287	1,053
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,780	3,592
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,332	1,108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
CNH Equipment Trust 2020-A
Series 2020-A4-A, REMIC, 1.51%, 03/15/24	1,165	1,129
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	130	119
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (f)	1,110	910
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.76%, 01/12/24 (f)	1,930	1,805
Series 2014-C-CR15, REMIC, 4.81%, 01/12/24 (f)	5,850	5,139
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	1,982
Series 2014-D-CR19, REMIC, 4.85%, 08/12/24 (f)	760	654
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,743
COMM 2017-PANW Mortgage Trust
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (f)	1,610	1,440
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M1-R05, 0.00%, 06/25/43 (f)	1,885	1,887
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	637
CSMC 2019-ICE4
Series 2019-C-ICE4, REMIC, 6.62%, (1 Month USD LIBOR + 1.43%), 05/15/36 (f)	2,673	2,645
Series 2019-D-ICE4, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 05/15/36 (f)	1,960	1,937
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	899	798
Series 2020-D-NET, REMIC, 3.83%, 08/15/25 (f)	1,970	1,705
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	262	239
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (f)	464	388
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (f)	512	425
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.36%, (3 Month USD LIBOR + 1.10%), 07/17/34 (f)	2,660	2,614
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 6.62%, (SOFR 30-Day Average + 1.55%), 04/25/34 (f)	576	576
Elara HGV Timeshare Issuer 2017-A, LLC
Series 2017-A-A, REMIC, 2.69%, 03/25/30	152	147
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	619	575
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (f)	232	214
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (f)	288	236
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (f)	252	206
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (f)	686	543
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (f)	662	527
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	647	495
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	976	955
Exeter Automobile Receivables Trust 2021-3
Series 2021-D-3A, 1.55%, 06/15/27	1,305	1,196
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	2,355	2,279
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,350
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,246
Exeter Automobile Receivables Trust 2022-6
Series 2022-A3-6A, 5.70%, 08/17/26	455	454
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	176
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 07/17/23 (f)	723	708
Series 2021-C-ESH, REMIC, 6.89%, (1 Month USD LIBOR + 1.70%), 07/17/23 (f)	1,903	1,852
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	3,587	3,452
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,502
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (f)	295	260
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 6.00%, (1 Month USD LIBOR + 0.85%), 08/25/41 (f)	415	385
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,352
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,626
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,228
Ford Credit Auto Owner Trust 2023-A
Series 2023-B-A, 5.07%, 01/15/29	2,500	2,433
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	977
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,175
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (f)	145	128
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (f)	78	72
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (f)	158	149
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	727
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (f)	1,170	852
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,549
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,319
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	61	61
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	947
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	782
GMF Floorplan Owner Revolving Trust
Series 2020-B-1, 1.03%, 08/15/23	845	840
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.30%, (1 Month Term SOFR + 1.15%), 12/15/36 (f) (g)	3,959	3,912
Series 2019-C-WOLF, REMIC, 6.89%, (1 Month Term SOFR + 1.75%), 12/15/36 (f) (g)	1,190	1,168
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 06/16/36 (f)	1,720	1,378
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 3.95%, 07/25/44 (f)	23	22
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 10/25/28	3,696	3,145
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	619	577
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	158	154
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	681	631
HPEFS Equipment Trust 2022-3
Series 2022-C-3A, 6.13%, 09/22/25	2,205	2,188

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (f)	1,070	844
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (f)	3,153	3,046
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 6.79%, (1 Month USD LIBOR + 1.60%), 09/17/29 (f) (g)	1,195	1,037
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 6.96%, (1 Month USD LIBOR + 1.77%), 10/17/33 (f)	2,420	2,118
Series 2020-C-609M, REMIC, 7.36%, (1 Month USD LIBOR + 2.17%), 10/17/33 (f)	1,955	1,658
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (f)	303	260
Series 2020-A11-INV1, REMIC, 5.98%, (1 Month USD LIBOR + 0.83%), 03/25/43 (f)	185	174
JP Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	439	372
JPMorgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	680	657
KKR CLO 29 Ltd.
Series A-29A, 6.46%, (3 Month USD LIBOR + 1.20%), 01/15/32 (f)	2,750	2,721
KKR Industrial Portfolio Trust 2021-KDIP
Series 2021-C-KDIP, REMIC, 6.26%, (1 Month Term SOFR + 1.11%), 12/15/25 (f)	765	740
Series 2021-D-KDIP, REMIC, 6.51%, (1 Month Term SOFR + 1.36%), 12/15/25 (f)	551	531
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 6.94%, (1 Month USD LIBOR + 1.75%), 08/15/26 (f)	2,408	2,201
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,236
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 6.26%, (3 Month USD LIBOR + 0.97%), 07/28/31 (f)	3,072	3,043
Series 2017-BR-23A, 6.84%, (3 Month USD LIBOR + 1.55%), 07/28/31 (f)	2,005	1,968
Madison Park Funding XXX, Ltd.
Series 2019-AR-33A, 6.28%, (3 Month Term SOFR + 1.29%), 10/15/32 (f)	4,150	4,090
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 6.24%, (3 Month USD LIBOR + 0.99%), 04/20/32 (f)	4,315	4,254
Magnetite XXV, Limited
Series 2020-A-25A, 6.46%, (3 Month USD LIBOR + 1.20%), 01/26/32 (f)	2,020	2,004
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (f)	561	501
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-A-MHC, REMIC, 6.06%, (1 Month Term SOFR + 0.92%), 04/15/26 (f)	1,535	1,507
Mill City Mortgage Loan Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (f)	77	76
MMAF Equipment Finance LLC 2022-B
Series 2022-A2-B, 5.57%, 09/09/25	1,260	1,252
Series 2022-A3-B, 5.61%, 07/10/28	850	846
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	694
Series 2014-B-C15, REMIC, 4.57%, 03/15/24 (f)	255	244
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24 (f)	955	916
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,138
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-D-MEAD, REMIC, 3.28%, 11/13/24 (f)	2,330	2,059
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 6.99%, (1 Month USD LIBOR + 1.80%), 12/15/36 (f)	1,395	707
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	302	279
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	461	418
Series 2020-B-1A, 2.73%, 10/20/37	820	749
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	3,250	3,187
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	71	68
Series 2017-B-1A, 2.75%, 12/20/34	24	23
Series 2017-C-1A, 2.99%, 12/20/34	66	61
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	1,038	950
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	3,978	3,591
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	727	702
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	1,123	1,057
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	1,317	1,222
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	731	659
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	478	424
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	458	415
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,600	1,404
Nelnet, Inc.
Series 2005-A4-4, 5.70%, (3 Month USD LIBOR + 0.18%), 03/22/32 (f)	884	854
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 6.26%, (3 Month USD LIBOR + 0.99%), 01/20/32 (f)	4,375	4,328
Neuberger Berman Loan Advisers CLO 40, Ltd.
Series 2021-A-40A, 6.32%, (3 Month USD LIBOR + 1.06%), 04/18/33 (f)	1,245	1,232
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (f)	3,373	2,871
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (f)	1,184	1,008
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 09/15/23	252	250
NLT 2021-INV2 Trust
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (f)	930	763
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.35%, (1 Month USD LIBOR + 1.20%), 07/25/24 (f)	302	290
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 6.05%, (1 Month USD LIBOR + 0.90%), 09/25/59 (f)	332	317
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 5.90%, (1 Month USD LIBOR + 0.75%), 02/25/27 (f)	311	287
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (f)	620	541
Series 2020-2A2-EXP1, REMIC, 6.10%, (1 Month USD LIBOR + 0.95%), 01/26/60 (f)	346	321
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (f)	836	708
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (f)	205	171
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	905	771
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (f)	1,744	1,487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
OCP CLO 2014-7 Ltd
Series 2014-A1RR-7A, 6.37%, (3 Month USD LIBOR + 1.12%), 07/20/29 (f)	2,764	2,742
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 6.22%, (3 Month USD LIBOR + 0.96%), 07/15/30 (f)	4,425	4,379
Series 2017-A2R-13A, 6.81%, (3 Month USD LIBOR + 1.55%), 07/15/30 (f)	3,160	3,080
Octagon Investment Partners 36, Ltd
Series 2018-A1-1A, 6.23%, (3 Month USD LIBOR + 0.97%), 04/15/31 (f)	1,745	1,730
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,406
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	673	647
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	3,505	3,466
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	587	584
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 6.21%, (1 Month Term SOFR + 1.06%), 03/17/36 (f)	3,445	3,152
Series 2021-C-PARK, REMIC, 6.36%, (1 Month Term SOFR + 1.21%), 03/17/36 (f)	1,840	1,652
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 6.40%, (3 Month USD LIBOR + 1.08%), 11/17/31 (f)	4,940	4,893
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,395	1,324
Progress Residential 2022-SFR6 Trust
Series 2022-A-SFR6, REMIC, 4.45%, 07/19/27	2,265	2,151
PSMC 2021-1 Trust
Series 2021-A11-1, REMIC, 2.50%, 01/25/28 (f)	—	—
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	229	220
Series 2022-C-B, 5.92%, 08/16/32	791	780
Series 2022-A2-C, 6.02%, 12/15/32	653	651
Series 2022-B-C, 6.45%, 12/15/32	2,660	2,654
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,430	1,367
Santander Drive Auto Receivables Trust 2019-2
Series 2019-D-2, 3.22%, 07/15/25	81	81
Santander Drive Auto Receivables Trust 2020-4
Series 2020-C-4, 1.01%, 09/16/24	275	274
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,247
Santander Drive Auto Receivables Trust 2022-1
Series 2022-C-1, 2.56%, 04/17/28	3,490	3,344
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	2,005	1,941
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,332
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,198
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,544
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,439
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	549
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,185
Series 2020-2C-1, 1.88%, 01/15/26	730	654
Series 2022-C-1, 6.60%, 01/15/28	1,480	1,506
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,062
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (f)	17	16
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (f)	130	118
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (f)	259	237
Sequoia Mortgage Trust 2018-CH4
Series 2018-A2-CH4, REMIC, 4.00%, 09/25/34 (f)	5	5
Series 2018-A19-CH4, REMIC, 4.50%, 09/25/34 (f)	3	3
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 10/25/23	945	818
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (f)	2,265	2,020
Sierra Timeshare 2019-1 Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	186	178
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	619	594
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	294	278
SMB Private Education Loan Trust 2014-A
Series 2014-A3-A, 6.69%, (1 Month USD LIBOR + 1.50%), 04/15/32 (a) (f)	838	839
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 6.29%, (1 Month USD LIBOR + 1.10%), 09/15/34 (f)	637	631
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 5.91%, (1 Month USD LIBOR + 0.72%), 03/15/28 (a) (f)	1,961	1,934
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	3,399	2,987
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	506	451
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	2,416	2,097
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (f)	777	734
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (f)	732	671
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	654	583
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (f)	2,555	2,090
Symphony CLO XVII Ltd
Series 2016-AR-17A, 6.14%, (3 Month USD LIBOR + 0.88%), 04/17/28 (f)	1,434	1,430
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 6.28%, (3 Month USD LIBOR + 1.02%), 01/15/34 (f)	2,730	2,701
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.33%, (3 Month USD LIBOR + 1.08%), 04/20/33 (f)	1,290	1,268
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 6.71%, (3 Month USD LIBOR + 1.45%), 10/25/29 (f)	3,330	3,233
Towd Point Mortgage Trust 2017-1
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (f)	120	118
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (f)	67	66
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (f)	359	346
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (f)	177	169
Towd Point Mortgage Trust 2018-2
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (f)	1,238	1,174
TOWD Point Mortgage Trust 2023-1
Series 2023-A1-1, REMIC, 3.75%, 01/25/63	2,573	2,382
Tricon American Homes 2017-SFR2 Trust
Series 2017-C-SFR2, REMIC, 3.47%, 01/22/24	2,235	2,188
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (f)	516	432
United Airlines Pass Through Trust 2019-2AA
Series 2019-B-2, REMIC, 3.50%, 05/01/28	553	498
Usaa Ultra Short-Term Bond Fund
Series 2019-A-SMRT, REMIC, 4.15%, 01/12/24	1,900	1,900
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	621	529

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (g)	1,078	1,021
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (f) (g)	433	417
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (f) (g)	576	555
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (f)	525	498
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (g)	50	49
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (g)	327	295
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (f)	558	466
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (f)	333	279
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	471	391
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (f)	888	716
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (f)	3,296	2,779
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	804	696
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (f)	3,580	3,104
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 01/25/67 (g)	5,488	5,342
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	215	193
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	336	322
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
Series 2021-A3-RR1, REMIC, 2.50%, 05/25/28	2,620	2,243
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 11/25/40 (f)	157	130
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	2,605	2,417
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	875
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,171
World Omni Select Auto Trust 2020-A
Series 2020-B-A, 0.84%, 06/15/26	1,114	1,094
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,320
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	722
Total Non-U.S. Government Agency Asset-Backed Securities (cost $384,473)		361,019
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.78% (k) (l)	5,405	5,405
T. Rowe Price Government Reserve Fund, 5.06% (k) (l)	10,950	10,950
		16,355
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (k) (l)	491	491
Total Short Term Investments (cost $16,846)		16,846
Total Investments 99.8% (cost $1,576,878)		1,514,857
Other Derivative Instruments 0.0%		483
Other Assets and Liabilities, Net 0.2%		2,477
Total Net Assets 100.0%		1,517,817

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $244,601 and 16.1% of the Fund.

(b) Convertible security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of June 30, 2023.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $11,857.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,477	3,462	0.2
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,861	2,847	0.2
HPHT Limited, 1.50%, 09/17/26	12/14/22	2,163	2,112	0.1
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,500	3,286	0.2
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,905	1,878	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,239	3,963	0.3
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	869	874	0.1
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,743	2,656	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,534	1,422	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,177	2,885	0.2
		26,468	25,385	1.7

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,591	October 2023	327,979	(50)	(4,460)

Short Contracts
United States 10 Year Note	(131)	September 2023	(14,958)	(18)	252
United States 10 Year Ultra Bond	(177)	September 2023	(21,216)	(59)	253
United States 5 Year Note	(347)	October 2023	(37,866)	—	704
United States Ultra Bond	(5)	September 2023	(673)	(6)	(8)
				(83)	1,201

JNL/T. Rowe Price Short-Term Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.AAA.13 (M)	MSC	N/A	0.50	12/16/72	41,057	616	1,130	(514)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	757,327	—	757,327
Government And Agency Obligations	—	379,665	—	379,665
Non-U.S. Government Agency Asset-Backed Securities	—	361,019	—	361,019
Short Term Investments	16,846	—	—	16,846
	16,846	1,498,011	—	1,514,857
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,209	—	—	1,209
	1,209	—	—	1,209
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,468)	—	—	(4,468)
OTC Credit Default Swap Agreements	—	(514)	—	(514)
	(4,468)	(514)	—	(4,982)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 88.0%
Consumer Discretionary 19.3%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	5,095	4,846
Bath & Body Works, Inc.
5.25%, 02/01/28	3,880	3,689
6.63%, 10/01/30 (a)	1,419	1,371
Carnival Corporation
5.75%, 03/01/27 (a)	7,704	7,087
6.00%, 05/01/29 (a)	6,045	5,397
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)	1,435	1,570
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a) (b)	9,513	7,747
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (a)	5,836	4,866
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	6,550	5,622
Life Time, Inc.
5.75%, 01/15/26 (a)	4,001	3,904
LSF9 Atlantis
7.75%, 02/15/26 (a)	9,389	8,746
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,945	4,687
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,985	5,534
NMG Holding Company, Inc.
7.13%, 04/01/26 (a)	5,540	5,149
Staples, Inc.
7.50%, 04/15/26 (a)	3,855	3,177
Studio City Company Limited
7.00%, 02/15/27 (a)	1,430	1,346
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	5,454
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,152	2,574
Victoria's Secret & Co.
4.63%, 07/15/29 (a) (b)	6,314	4,611
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	7,855	7,533
Yum! Brands, Inc.
3.63%, 03/15/31	6,110	5,290
		100,200
Energy 12.9%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	3,000	2,955
5.88%, 06/30/29 (a) (b)	3,010	2,690
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	5,095	5,173
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (a)	4,920	4,638
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	6,190	5,668
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	5,650	5,159
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	3,225	2,878
4.75%, 01/15/31 (a)	2,130	1,865
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	5,400	5,427
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	3,665	3,634
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	4,465	3,897
5.50%, 10/15/30 (a)	1,315	1,226
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	5,710	5,624
Sunoco LP
4.50%, 05/15/29 - 04/30/30	5,920	5,226
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	6,125	5,398
Weatherford International Ltd.
8.63%, 04/30/30 (a)	5,003	5,083
		66,541
Financials 12.0%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (a) (b)	4,785	4,834
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,196	1,228
AssuredPartners, Inc.
5.63%, 01/15/29 (a)	7,312	6,339
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	7,270	6,307
EG Global Finance PLC
6.75%, 02/07/25 (a)	9,425	9,130
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	5,785	5,226
Ford Motor Credit Company LLC
5.11%, 05/03/29	2,850	2,647
4.00%, 11/13/30	3,145	2,689
HUB International Limited
5.63%, 12/01/29 (a)	3,165	2,842
LPL Holdings, Inc.
4.00%, 03/15/29 (a)	415	365
4.38%, 05/15/31 (a)	2,022	1,749
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	5,915	4,758
PRA Group, Inc.
5.00%, 10/01/29 (a)	5,868	4,440
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,590	5,154
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	5,653	4,552
		62,260
Communication Services 10.5%
CCO Holdings, LLC
4.50%, 05/01/32	6,455	5,134
Consolidated Communications, Inc.
6.50%, 10/01/28 (a)	6,375	5,025
DISH DBS Corporation
7.38%, 07/01/28	8,990	4,815
Dish Network Corporation
11.75%, 11/15/27 (a)	1,788	1,748
Frontier Communications Holdings, LLC
5.88%, 11/01/29	2,480	1,810
6.00%, 01/15/30 (a) (b)	840	618
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,795	4,999
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,727	2,579
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	7,310	4,386
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	6,290	5,287
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	9,185	5,362
Sinclair Television Group, Inc.
4.13%, 12/01/30 (a)	2,430	1,600
TEGNA Inc.
5.00%, 09/15/29	1,065	921
Telesat Canada
6.50%, 10/15/27 (a)	4,481	1,888
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	6,110	4,331
Urban One, Inc.
7.38%, 02/01/28 (a)	4,362	3,818
		54,321
Industrials 8.1%
American Airlines, Inc.
5.75%, 04/20/29 (a)	7,085	6,886
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	8,434	6,870
Bombardier Inc.
7.88%, 04/15/27 (a)	4,855	4,844

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,975	4,719
Deluxe Corporation
8.00%, 06/01/29 (a)	7,205	5,645
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (a)	2,663	2,642
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	5,310	5,059
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	5,720	5,508
		42,173
Consumer Staples 6.5%
Coty Inc.
4.75%, 01/15/29 (a)	5,425	5,000
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	6,815	3,899
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,025	2,048
7.75%, 03/15/31 (a)	2,285	2,377
Sabre GLBL Inc.
11.25%, 12/15/27 (a)	7,615	6,452
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	9,117	7,764
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	7,370	6,312
		33,852
Materials 5.9%
Ball Corporation
6.00%, 06/15/29	5,176	5,138
Element Solutions Inc.
3.88%, 09/01/28 (a)	5,835	5,092
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,815	5,014
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	3,885	3,163
Novelis Corporation
3.88%, 08/15/31 (a)	5,725	4,725
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	4,090	2,432
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	6,165	5,167
		30,731
Information Technology 4.2%
Commscope Finance LLC
8.25%, 03/01/27 (a) (b)	6,843	5,472
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a)	5,950	5,098
Veritas USA Inc.
7.50%, 09/01/25 (a)	6,625	5,380
ViaSat, Inc.
6.50%, 07/15/28 (a)	6,725	5,691
		21,641
Health Care 3.4%
Community Health Systems, Inc.
6.88%, 04/15/29 (a)	3,490	2,179
5.25%, 05/15/30 (a)	2,635	2,084
Embecta Corp.
5.00%, 02/15/30 (a)	4,730	3,930
Herbalife International, Inc.
4.88%, 06/01/29 (a)	6,940	4,945
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a) (b)	5,005	4,607
		17,745
Utilities 3.1%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	6,036	5,012
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (d)	5,468	5,152
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	4,855	5,023
Vistra Corp.
8.00%, (100, 10/15/26) (a) (d)	665	622
		15,809
Real Estate 2.1%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	6,460	5,474
VICI Properties Inc.
4.13%, 08/15/30 (a)	6,060	5,340
		10,814
Total Corporate Bonds And Notes (cost $511,500)		456,087
SENIOR FLOATING RATE INSTRUMENTS 6.2%
Utilities 5.3%
Journey Personal Care Corp.
2021 Term Loan B, 9.41%, (3 Month USD LIBOR + 4.25%), 12/31/24 (e)	6,713	5,723
KNS Acquisition Corp.
Term Loan, 11.52%, (3 Month USD LIBOR + 6.25%), 04/16/27 (e)	6,106	4,956
Life Time Fitness Inc
2023 Term Loan B, 0.00%, (3 Month Term SOFR + 4.50%), 01/15/26 (e) (f)	1,345	1,345
Naked Juice LLC
2nd Lien Term Loan, 11.00%, (SOFR + 6.00%), 01/25/30 (e)	5,594	4,405
Prairie ECI Acquiror LP
Term Loan B, 9.90%, (1 Month USD LIBOR + 4.75%), 03/07/26 (e)	1,854	1,827
Staples, Inc.
7 Year Term Loan, 10.30%, (3 Month USD LIBOR + 5.00%), 04/05/26 (e)	4,287	3,655
Tutor Perini Corporation
Term Loan B, 10.00%, (1 Month USD LIBOR + 4.75%), 08/13/27 (e)	5,891	5,275
		27,186
Health Care 0.9%
Bausch Health Companies Inc.
2022 Term Loan B, 10.43%, (1 Month Term SOFR + 5.25%), 01/27/27 (e)	6,382	4,800
Total Senior Floating Rate Instruments (cost $37,105)		31,986
PREFERRED STOCKS 1.5%
Energy 0.8%
Crestwood Equity Partners LP, 9.25% (d)	461	4,236
Financials 0.7%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (g)	198	3,543
Total Preferred Stocks (cost $6,920)		7,779
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	1,144	1,070
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,063)		1,070
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g) (h)	5	8
Total Common Stocks (cost $16)		8
SHORT TERM INVESTMENTS 7.0%
Securities Lending Collateral 4.3%
JNL Government Money Market Fund - Class SL, 4.95% (i) (j)	16,532	16,532
JNL Securities Lending Collateral Fund - Institutional Class, 4.34% (i) (j)	5,672	5,672
		22,204
Investment Companies 2.7%
T. Rowe Price Government Reserve Fund, 5.06% (i) (j)	13,973	13,973
Total Short Term Investments (cost $36,177)		36,177
Total Investments 102.9% (cost $592,781)		533,107
Other Assets and Liabilities, Net (2.9)%		(15,074)
Total Net Assets 100.0%		518,033

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $418,728 and 80.8% of the Fund.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

the security may be paid in cash or additional par.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior floating rate interest will settle after June 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	456,087	—	456,087
Senior Floating Rate Instruments	—	31,986	—	31,986
Preferred Stocks	7,779	—	—	7,779
Non-U.S. Government Agency Asset-Backed Securities	—	1,070	—	1,070
Common Stocks	—	—	8	8
Short Term Investments	36,177	—	—	36,177
	43,956	489,143	8	533,107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.7%
Financials 23.2%
American Express Company	290	50,602
Bank of America Corporation	3,044	87,335
Berkshire Hathaway Inc. - Class B (a)	435	148,369
Chubb Limited	233	44,801
Corebridge Financial, Inc.	787	13,890
East West Bancorp, Inc.	109	5,772
Fidelity National Information Services, Inc.	307	16,804
Fiserv, Inc. (a)	727	91,768
FleetCor Technologies, Inc. (a)	70	17,501
JPMorgan Chase & Co.	903	131,319
MetLife, Inc.	1,290	72,931
The Allstate Corporation	268	29,180
The Goldman Sachs Group, Inc.	90	28,867
The Hartford Financial Services Group, Inc.	346	24,919
The PNC Financial Services Group, Inc.	372	46,891
The Progressive Corporation	527	69,769
The Travelers Companies, Inc.	303	52,598
U.S. Bancorp	783	25,880
Wells Fargo & Company	1,836	78,373
		1,037,569
Health Care 17.8%
AmerisourceBergen Corporation	485	93,425
Amgen Inc.	166	36,922
AstraZeneca PLC - ADR	673	48,181
Becton, Dickinson and Company	193	50,980
Danaher Corporation	176	42,330
Elevance Health, Inc.	305	135,321
GE HealthCare Technologies Inc.	552	44,849
HCA Healthcare, Inc.	170	51,542
Humana Inc.	66	29,287
Johnson & Johnson	673	111,413
Medtronic, Inc.	242	21,338
Merck & Co., Inc.	484	55,849
Regeneron Pharmaceuticals, Inc. (a)	22	15,592
Thermo Fisher Scientific Inc.	72	37,381
UnitedHealth Group Incorporated	43	20,724
		795,134
Industrials 13.7%
AMETEK, Inc.	252	40,866
Carrier Global Corporation	521	25,899
CSX Corporation	2,213	75,470
Cummins Inc.	43	10,493
Deere & Company	29	11,750
Dover Corporation	64	9,405
Eaton Corporation Public Limited Company	365	73,316
General Dynamics Corporation	62	13,318
General Electric Company	792	87,056
Honeywell International Inc.	140	29,123
Hubbell Incorporated	70	23,226
L3Harris Technologies, Inc.	318	62,238
Norfolk Southern Corporation	115	26,161
Northrop Grumman Corporation	41	18,479
Siemens Aktiengesellschaft - Class N	140	23,290
Union Pacific Corporation	259	53,058
Westinghouse Air Brake Technologies Corporation	271	29,688
		612,836
Information Technology 9.6%
Accenture Public Limited Company - Class A	60	18,422
Adobe Inc. (a)	25	12,032
Applied Materials, Inc.	265	38,375
Broadcom Inc.	76	65,578
KLA Corporation	13	6,260
Lam Research Corporation	109	70,319
Micron Technology, Inc.	619	39,065
Microsoft Corporation	111	37,817
NXP Semiconductors N.V.	114	23,374
Qualcomm Incorporated	163	19,368
TE Connectivity Ltd. (b)	216	30,289
Texas Instruments Incorporated	369	66,391
		427,290
Consumer Staples 9.2%
General Mills, Inc.	189	14,489
Kenvue Inc. (a)	665	17,562
Kraft Foods Group, Inc.	831	29,496
Mondelez International, Inc. - Class A	1,081	78,867
PepsiCo, Inc.	208	38,452
Philip Morris International Inc.	993	96,925
Target Corporation	76	10,030
The Coca-Cola Company	304	18,318
The Procter & Gamble Company	467	70,907
Walmart Inc.	244	38,398
		413,444
Energy 8.1%
Chevron Corporation	536	84,386
EQT Corporation	886	36,433
Exxon Mobil Corporation	1,004	107,631
Halliburton Company	189	6,229
Kinder Morgan, Inc.	2,489	42,854
Nov Inc.	328	5,258
Range Resources Corporation	1,166	34,292
Schlumberger Limited	449	22,075
Southwestern Energy Company (a)	1,993	11,980
The Williams Companies, Inc.	302	9,841
		360,979
Consumer Discretionary 6.6%
Amazon.com, Inc. (a)	514	67,005
AutoZone, Inc. (a)	11	27,427
Bath & Body Works, Inc.	166	6,240
Best Buy Co., Inc.	162	13,243
Booking Holdings Inc. (a)	16	42,592
General Motors Company	533	20,556
McDonald's Corporation	132	39,246
Service Corporation International	254	16,399
The Home Depot, Inc.	56	17,489
The TJX Companies, Inc.	177	15,019
Ulta Beauty, Inc. (a)	62	28,989
		294,205
Utilities 4.0%
Ameren Corporation	112	9,164
Constellation Energy Group, Inc.	405	37,096
DTE Energy Company	50	5,460
Entergy Corporation	104	10,146
Evergy, Inc.	263	15,347
FirstEnergy Corp.	283	10,995
NextEra Energy, Inc.	521	38,695
The Southern Company	747	52,470
		179,373
Communication Services 3.4%
Alphabet Inc. - Class C (a)	602	72,851
The Walt Disney Company (a)	199	17,767
T-Mobile USA, Inc. (a)	254	35,239
Verizon Communications Inc.	707	26,301
		152,158
Real Estate 2.6%
Equity Lifestyle Properties, Inc.	338	22,620
Life Storage Inc.	110	14,559
ProLogis Inc.	220	27,025
Public Storage	103	30,093
Weyerhaeuser Company	702	23,512
		117,809
Materials 1.5%
Freeport-McMoRan Inc.	557	22,292
Nutrien Ltd.	723	42,687
		64,979
Total Common Stocks (cost $4,183,812)		4,455,776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
T. Rowe Price Government Reserve Fund, 5.06% (c) (d)	18,847	18,847
Total Short Term Investments (cost $18,847)		18,847
Total Investments 100.1% (cost $4,202,659)		4,474,623
Other Assets and Liabilities, Net (0.1)%		(4,685)
Total Net Assets 100.0%		4,469,938

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/31/22	26,282	30,289	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,432,486	23,290	—	4,455,776
Short Term Investments	18,847	—	—	18,847
	4,451,333	23,290	—	4,474,623

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 97.0%
China 78.4%
Acrobiosystems Co., Ltd. - Class A	9	76
Angel Yeast Co., Ltd. - Class A	34	168
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	12	136
Bondex Supply Chain Management Co., Ltd. - Class A	13	87
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	7	117
China Mengniu Dairy Company Limited	48	181
China Overseas Holdings Limited	245	247
Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A (b)	12	138
Eastroc Beverage(Group) Co., Ltd. - Class A	5	107
H World Group Limited - ADR (b)	1	54
Hundsun Technologies Inc. - Class A	11	70
IRAY Technology Company Limited - Class A	1	44
Kunshan Dongwei Technology Co., Ltd. - Class A	12	169
Kweichow Moutai Co., Ltd. - Class A	1	210
Li Ning Company Limited	37	200
Ping An Insurance (Group) Co of China Ltd - Class H	20	128
Qingdao Haier Biomedical Co Ltd - Class A	15	108
Qingdao Hairong Commercial Cold Chain Co., Ltd. - Class A	38	104
Shandong Sinocera Functional Material Co., Ltd. - Class A	28	106
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	5	135
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	66	153
Shenzhen Xinyichang Technology Co., Ltd. - Class A	5	94
Shenzhou International Group Holdings Limited	24	229
Sunresin New Materials Co., Ltd,Xi'an - Class A	13	113
Tencent Holdings Limited	11	464
WuXi AppTec Co., Ltd. - Class H (a)	19	151
Xiamen Faratronic Co., Ltd. - Class A	6	113
Xi'An Sinofuse Electric Co., Ltd - Class A	7	133
Yadea Group Holdings Ltd (a)	46	105
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	51	195
ZTO Express (Cayman) Inc. - Class A - ADR	8	205
		4,540
Hong Kong 11.8%
AIA Group Limited	43	438
Hong Kong Exchanges and Clearing Limited	3	129
Techtronic Industries Company Limited	11	118
		685
Taiwan 6.8%
Airtac International Group	4	132
SIBON Electronics Co., Ltd.	22	262
		394
Total Common Stocks (cost $6,406)		5,619
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	50	50
Total Short Term Investments (cost $50)		50
Total Investments 97.9% (cost $6,456)		5,669
Other Assets and Liabilities, Net 2.1%		122
Total Net Assets 100.0%		5,791

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	195	136	2.4
WuXi AppTec Co., Ltd. - Class H	04/26/22	243	151	2.6
Yadea Group Holdings Ltd	11/09/22	90	105	1.8
		528	392	6.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	586	5,033	—	5,619
Short Term Investments	50	—	—	50
	636	5,033	—	5,669

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 95.9%
United Kingdom 15.5%
AON Public Limited Company - Class A	164	56,486
AstraZeneca PLC	309	44,178
BAE Systems PLC	2,499	29,455
Compass Group PLC	1,097	30,680
Experian PLC	879	33,711
Ferguson Holdings Limited	250	39,305
		233,815
Ireland 9.9%
Accenture Public Limited Company - Class A	107	32,937
Icon Public Limited Company (a)	186	46,476
Linde Public Limited Company	80	30,577
Steris Limited	175	39,461
		149,451
Netherlands 9.5%
Adyen B.V. (a) (b)	35	60,156
ASM International N.V.	94	39,748
ASML Holding N.V. - ADR	60	43,498
		143,402
France 8.9%
LVMH Moet Hennessy Louis Vuitton	51	48,190
Pernod Ricard	151	33,199
Schneider Electric SE	286	51,999
		133,388
Canada 8.5%
Canadian Pacific Kansas City Limited	835	67,438
Thomson Reuters Corporation	236	31,885
Waste Connections, Inc.	198	28,331
		127,654
Denmark 7.3%
DSV A/S	194	40,643
Novo Nordisk A/S - Class B	429	69,209
		109,852
Switzerland 7.1%
Lonza Group AG	38	22,742
Nestle S.A. - Class N	334	40,187
Sika AG	156	44,551
		107,480
Australia 5.0%
Atlassian Corporation - Class A (a)	246	41,319
CSL Limited	186	34,427
		75,746
United States of America 4.8%
EPAM Systems, Inc. (a)	86	19,361
Mettler-Toledo International Inc. (a)	21	27,325
ResMed Inc.	113	24,766
		71,452
Sweden 4.7%
Atlas Copco Aktiebolag - Class A	1,709	24,658
Evolution AB (publ) (b)	364	46,104
		70,762
Italy 4.5%
Ferrari N.V.	208	67,737
Japan 3.4%
Advantest Corporation	71	9,574
Keyence Corporation	87	41,537
		51,111
India 2.6%
ICICI Bank Limited - ADR	1,672	38,592
Bermuda 2.2%
Arch Capital Group Ltd. (a)	447	33,480
Hong Kong 2.0%
AIA Group Limited	2,916	29,584
Total Common Stocks (cost $1,128,031)		1,443,506
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.4%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	66,908	66,908
Total Short Term Investments (cost $66,908)		66,908
Total Investments 100.3% (cost $1,194,939)		1,510,414
Other Assets and Liabilities, Net (0.3)%		(4,643)
Total Net Assets 100.0%		1,505,771

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	09/18/20	54,527	60,156	4.0
Evolution AB (publ)	04/06/21	51,247	46,104	3.1
		105,774	106,260	7.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	87,063	177,329	—	264,392
Netherlands	43,498	99,904	—	143,402
France	—	133,388	—	133,388
Canada	127,654	—	—	127,654
Ireland	118,874	—	—	118,874
Denmark	—	109,852	—	109,852
Switzerland	—	107,480	—	107,480
Australia	41,319	34,427	—	75,746
United States of America	71,452	—	—	71,452
Sweden	—	70,762	—	70,762
Italy	—	67,737	—	67,737

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund (continued)
Japan	—	51,111	—	51,111
India	38,592	—	—	38,592
Bermuda	33,480	—	—	33,480
Hong Kong	—	29,584	—	29,584
Short Term Investments	66,908	—	—	66,908
	628,840	881,574	—	1,510,414

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 61.6%
Financials 27.7%
A SPAC II Acquisition Corp (a)	13	136
AfterNext HealthTech Acquisition Corp. - Class A (a)	22	231
Alchemy Investments Acquisition Corp 1 (a)	12	126
Alpha Healthcare Acquisition Corp. III - Class A (a)	7	72
Alpha Partners Technology Merger Corp. - Class A (a)	13	139
Alpha Star Acquisition Corporation (a)	12	127
ALTC Acquisition Corp. - Class A (a)	28	290
Andretti Acquisition Corp. - Class A (a)	31	326
AP Acquisition Corp - Class A (a)	12	131
Ares Acquisition Corp II - Class A (a)	22	229
Ares Acquisition Corp. - Class A (a)	20	215
Argo Group International Holdings, Ltd.	4	116
Arisz Acquisition Corp. (a)	12	122
Arrowroot Acquisition Corp. - Class A (a)	13	133
Artemis Strategic Investment Corp. - Class A (a)	5	63
ARYA Sciences Acquisition Corp IV - Class A (a)	3	29
Aura Fat Projects Acquisition Corp. (a)	31	329
Aurora Technology Acquisition Corp. - Class A (a)	20	207
AXIOS Sustainable Growth Acquisition Corporation - Class A (a) (b)	12	123
Bannix Acquisition Corp. (a)	1	7
Battery Future Acquisition Corp. - Class A (a)	31	333
Beard Energy Transition Acquisition Corp. - Class A (a)	59	620
Bilander Acquisition Corp. - Class A (a)	19	190
Black Spade Acquisition Co - Class A (a)	6	67
Blue Ocean Acquisition Corp. - Class A (a)	26	272
Blue Whale Acquisition Corp I - Class A (a)	24	243
Blue World Acquisition Corporation - Class A (a)	5	50
C5 Acquisition Corporation - Class A (a)	19	206
Canna-Global Acquisition Corp. - Class A (a)	4	39
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	7	76
Cartesian Growth Corporation II - Class A (a)	7	72
CC Neuberger Principal Holdings III - Class A (a)	24	259
Cetus Capital Acquisition Corp. - Class A (a)	6	57
CF Acquisition Corp. IV - Class A (a)	16	163
CF Acquisition Corp. VII - Class A (a)	16	174
Chenghe Acquisition Co - Class A (a)	6	59
Churchill Capital Corp. V - Class A (a)	7	72
Clean Earth Acquisitions Corp. - Class A (a)	19	202
Colombier Acquisition Corp. - Class A (a)	23	237
Compass Digital Acquisition Corporation - Class A (a)	16	164
Concord Acquisition Corp. II - Class A (a)	46	468
Consilium Acquisition Corp. I, Ltd. - Class A (a)	23	239
Conyers Park III Acquisition Corp. - Class A (a)	13	135
Core Parenterals Limited - Class A (a)	59	615
DHC Acquisition Corporation - Class A (a)	6	64
Direct Selling Acquisition Corp. - Class A (a)	6	65
Distoken Acquisition Corporation (a)	13	133
DUET Acquisition Corp. - Class A (a)	7	73
Dune Acquisition Corporation - Class A (a)	8	76
EF Hutton Acquisition Corporation I (a)	7	71
Elliott Opportunity II Corp. - Class A (a)	99	1,028
Embrace Change Acquisition Corp. (a)	7	70
Enphys Acquisition Corp. - Class A (a)	49	508
Enterprise 4.0 Technology Acquisition Corp. - Class A (a)	3	33
ESH Acquisition Corp. (a)	8	86
EVe Mobility Acquisition Corp - Class A (a)	5	53
Everest Consolidator Acquisition Corporation - Class A (a)	8	86
ExcelFin Acquisition Corp. - Class A (a)	4	45
FAST Acquisition Corp. II - Class A (a)	7	71
Feutune Light Acquisition Corporation - Class A (a)	3	30
Fidelity National Information Services, Inc. (c)	26	1,422
First Horizon Corporation	23	260
Focus Financial Partners Inc. - Class A (a)	5	248
Focus Impact Acquisition Corp. - Class A (a)	8	88
Forbion European Acquisition Corp. - Class A (a)	11	115
Forest Road Acquisition Corp. II - Class A (a)	49	507
Fortune Rise Acquisition Corporation - Class A (a)	45	489
Freedom Acquisition I Corp. - Class A (a)	15	158
FTAC Zeus Acquisition Corp. - Class A (a)	60	625
Fusion Acquisition Corp. II - Class A (a)	10	103
Galata Acquisition Corp. - Class A (a)	—	2
Global Partner Acquisition Corporation II - Class A (a)	—	2
Global System Dynamics, Inc. - Class A (a)	19	205
Goal Acquisitions Corp. (a)	60	622
Golden Star Acquisition Corporation (a)	7	71
Gores Holdings IX, Inc. - Class A (a)	89	912
Graf Acquisition Corp. IV (a)	3	31
Growth for Good Acquisition Corp - Class A (a)	29	305
Hainan Manaslu Acquisition Corp. (a)	28	296
Hawks Acquisition Corp. - Class A (a)	28	287
HCM Acquisition Corp - Class A (a)	13	139
Healthcare AI Acquisition Corp. - Class A (a)	11	119
Healthwell Acquisition Corp. I - Class A (a)	4	37
Heartland Media Acquisition Corp. - Class A (a)	20	213
HH&L Acquisition Co. - Class A (a)	22	234
Home Capital Group Inc. (a)	1	18
Iconic Sports Acquisition Corp. - Class A (a)	9	94
Infinite Acquisition Corp. - Class A (a)	39	411
InFinT Acquisition Corporation - Class A (a)	5	55
Inflection Point Acquisition Corp II (a)	10	102
Insight Acquisition Corp. - Class A (a)	6	58
Integral Acquisition Corporation 1 - Class A (a)	4	44
Investcorp Europe Acquisition Corp I - Class A (a)	40	430
Investcorp India Acquisition Corp. - Class A (a)	41	438
Jaguar Global Growth Corp I - Class A (a)	45	480
Jupiter Acquisition Corporation (a)	7	67
Kensington Capital Acquisition Corp. V - Class A (a)	30	320
Kernel Group Holdings, Inc. - Class A (a)	13	136
Learn CW Investment Corp - Class A (a)	27	286
Liberty Resources Acquisition Corp. - Class A (a)	6	61
Live Oak Crestview Climate Acquisition Corp. - Class A (a)	16	169
M3-Brigade Acquisition III Corp. - Class A (a)	30	312
Magnum Opus Acquisition Limited - Class A (a)	12	123
Maquia Capital Investments Corp. - Class A (a)	5	55
MarketWise, Inc. - Class A	5	10
Mars Acquisition Corp. (a)	42	436
Metal Sky Star Acquisition Corp. (a)	21	258
Monterey Capital Acquisition Corporation - Class A (a)	12	130
Mountain & Co. I Acquisition Corp. - Class A (a)	30	321
Nabors Energy Transition Corp. - Class A (a)	26	273
Newbury Street Acquisition Corporation (a)	25	260
Nubia Brand International Corp. - Class A (a)	12	127
Oak Woods Acquisition Corporation - Class A (a)	8	85
Papaya Growth Opportunity Corp. I - Class A (a)	21	221
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	29	316
Pearl Holdings Acquisition Corp - Class A (a)	36	376
Perception Capital Corp. II - Class A (a)	24	266
Plum Acquisition Corp. I - Class A (a)	21	225
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	1	7
Prime Number Acquisition I Corp. - Class A (a)	12	125
Project Energy Reimagined Acquisition Corp. - Class A (a)	24	251
PROOF Acquisition Corp I - Class A (a)	23	245
Pyrophyte Acquisition Corp. - Class A (a)	4	38
Quadro Acquisition One Corp. - Class A (a)	2	23
Redwoods Acquisition Corp (a)	12	127
Rigel Resource Acquisition Corp. - Class A (a)	67	717
Rose Hill Acquisition Corporation - Class A (a)	3	35
Ross Acquisition Corp. II - Class A (a)	16	166
Roth CH Acquisition V Co. (a)	6	59
Screaming Eagle Acquisition Corp. - Class A (a)	104	1,074
SDCL EDGE Acquisition Corp - Class A (a)	4	38
Seaport Global Acquisition II Corp. - Class A (a)	16	171
SHUAA Partners Acquisition Corp I - Class A (a)	5	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
SilverSPAC Inc. - Class A (a)	16	170
Slam Corp. - Class A (a)	62	658
Social Capital Suvretta Holdings Corp. II - Class A (a)	59	607
Social Capital Suvretta Holdings Corp. IV - Class A (a)	59	607
Spree Acquisition Corp. 1 Limited - Class A (a)	2	23
Spring Valley Acquisition Corp. II - Class A (a)	19	196
Springwater Special Situations Corp. (a)	19	199
Target Global Acquisition I Corp. - Class A (a)	32	345
TenX Keane Acquisition (a)	8	81
TKB Critical Technologies 1 - Class A (a)	8	91
TMT Acquisition Corp (a)	11	114
TortoiseEcofin Acquisition Corp. III - Class A (a)	38	394
Trajectory Alpha Acquisition Corp. - Class A (a)	9	92
Tristar Acquisition I Corp. - Class A (a)	34	355
Twelve Seas Investment Company II - Class A (a)	9	96
Twin Ridge Capital Acquisition Corp. - Class A (a)	17	178
UTA Acquisition Corp - Class A (a)	13	134
Vahanna Tech Edge Acquisition I Corp. - Class A (a)	11	117
Valuence Merger Corp. I - Class A (a)	1	15
Waverley Capital Acquisition Corp. 1 - Class A (a)	27	283
XPAC Acquisition Corp. - Class A (a)	55	566
		33,563
Health Care 13.8%
Amedisys, Inc. (a) (c)	7	600
Baxter International Inc. (c)	41	1,873
biote Corp. - Class A (a)	1	5
Chinook Therapeutics, Inc. (a)	16	617
DICE Therapeutics, Inc (a) (c)	34	1,561
Horizon Therapeutics Public Limited Company (a) (c)	32	3,280
Iveric Bio, Inc. (a) (c)	51	1,989
NuVasive, Inc. (a) (d)	36	1,493
Q-Si Operations Inc. - Class A (a)	25	44
Seagen Inc. (a) (c) (d)	23	4,481
Syneos Health, Inc. - Class A (a)	18	765
		16,708
Materials 4.7%
Arconic Corporation (a) (d)	40	1,197
Newcrest Mining Limited	7	127
Teck Resources Limited - Class B (c)	66	2,787
Vale S.A. - ADR (c)	117	1,574
		5,685
Information Technology 4.6%
National Instruments Corporation	12	702
Tower Semiconductor Ltd. (a) (d)	12	454
VMware, Inc. - Class A (a) (d)	31	4,415
		5,571
Communication Services 4.1%
Activision Blizzard, Inc. (a) (c)	28	2,377
Endeavor Group Holdings, Inc. - Class A (a) (c)	57	1,359
Radius Global Infrastructure, Inc. - Class A (a) (c)	13	201
Vodafone Group Public Limited Company - ADR	111	1,051
		4,988
Energy 2.8%
Magellan Midstream Partners, L.P. (d)	36	2,224
PDC Energy, Inc. (d)	17	1,239
		3,463
Consumer Staples 1.7%
Kellogg Company (c)	30	2,042
TPCO Holding Corp. - Class A (a)	9	1
		2,043
Real Estate 1.4%
Life Storage Inc. (d)	12	1,576
Urstadt Biddle Properties Inc. - Class A	5	104
		1,680
Consumer Discretionary 0.8%
Capri Listco - Class A (a)	1	1
Uni-Select Inc. (a)	26	927
		928
Total Common Stocks (cost $74,247)		74,629
CORPORATE BONDS AND NOTES 25.4%
Communication Services 6.6%
Cengage Learning, Inc.
9.50%, 06/15/24 (e)	153	153
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (e)	1,024	759
Connect Finco SARL
6.75%, 10/01/26 (e)	1,176	1,141
Getty Images, Inc.
9.75%, 03/01/27 (e)	2,557	2,526
Lagardere SCA
2.13%, 10/16/26, EUR (f)	700	745
1.75%, 10/07/27, EUR (f)	500	531
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (e) (g)	1,775	1,751
TEGNA Inc.
4.63%, 03/15/28	47	42
5.00%, 09/15/29	332	287
		7,935
Consumer Discretionary 4.1%
Aramark Services, Inc.
5.00%, 04/01/25 (e)	359	353
6.38%, 05/01/25 (e)	2,382	2,385
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	1,365	706
Grubhub Holdings Inc.
5.50%, 07/01/27 (e)	491	284
Scientific Games International, Inc.
7.00%, 05/15/28 (e)	1,247	1,245
		4,973
Industrials 3.1%
IEA Energy Services LLC
6.63%, 08/15/29 (e)	1,184	1,128
Jeld-Wen, Inc.
6.25%, 05/15/25 (e)	701	708
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (e)	1,304	1,205
Univar Solutions USA Inc.
5.13%, 12/01/27 (e)	661	676
		3,717
Health Care 2.7%
Mallinckrodt International Finance S.A.
10.00%, 04/15/25 (e)	624	497
Oak Street Health, Inc.
0.00%, 03/15/26 (g) (h)	1,744	1,714
Paratek Pharmaceuticals, Inc.
4.75%, 05/01/24 (g)	688	674
Syneos Health, Inc.
3.63%, 01/15/29 (e)	435	426
		3,311
Energy 2.5%
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (e)	1,718	1,782
CONSOL Energy Inc.
11.00%, 11/15/25 (e)	325	338
PDC Energy, Inc.
5.75%, 05/15/26	901	900
		3,020
Consumer Staples 2.4%
La Financiere de l'Europe
4.00%, 05/15/24, EUR (f)	352	286
5.13%, 05/15/25, EUR (f)	335	250
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	1,039
Vector Group Ltd.
10.50%, 11/01/26 (e)	1,025	1,028
Verscend Escrow Corp
9.75%, 08/15/26 (e)	359	359
		2,962
See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Materials 2.2%
Arconic Corporation
6.00%, 05/15/25 (e)	580	585
6.13%, 02/15/28 (e)	470	476
Diamond (BC) B.V.
4.63%, 10/01/29 (e)	499	509
Hudbay Minerals Inc.
8.00%, 04/09/26 (e)	1,045	1,055
		2,625
Information Technology 1.2%
NCR Corporation
5.75%, 09/01/27 (e)	165	165
6.13%, 09/01/29 (e)	244	244
ViaSat, Inc.
5.63%, 04/15/27 (e)	1,168	1,091
		1,500
Financials 0.5%
Intercontinental Exchange, Inc.
3.65%, 05/23/25	307	300
MoneyGram International, Inc.
9.00%, 06/01/30 (e)	358	314
		614
Utilities 0.1%
Origin Energy Finance Limited
1.00%, 09/17/29, EUR (f)	100	100
Total Corporate Bonds And Notes (cost $32,335)		30,757
SENIOR FLOATING RATE INSTRUMENTS 3.0%
Utilities 3.0%
Diamond (BC) B.V.
2021 Term Loan B, 8.02%, (1 Month USD LIBOR + 2.75%), 09/14/28 (i)	4	4
2021 Term Loan B, 8.06%, (3 Month USD LIBOR + 2.75%), 09/14/28 (i)	1,651	1,655
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (b) (i) (j)	196	2
Syniverse Holdings, Inc.
2022 Term Loan, 11.90%, (3 Month Term SOFR + 7.00%), 05/06/27 (i)	1,092	994
Verscend Holding Corp.
2021 Term Loan B, 9.15%, (1 Month USD LIBOR + 4.00%), 08/27/25 (i)	985	984
Total Senior Floating Rate Instruments (cost $3,859)		3,639
OTHER EQUITY INTERESTS 2.5%
Altaba Inc. (a) (b) (k)	1,301	2,985
Pershing Square Tontine Holdings, Ltd. (a) (b) (k)	16	2
Total Other Equity Interests (cost $11,364)		2,987
PREFERRED STOCKS 1.0%
Financials 0.7%
Federal Home Loan Mortgage Corporation - Series Z, 9.46%, (25, 12/31/27) (a) (l)	71	163
Federal National Mortgage Association, Inc. - Series S, 8.25%, (25, 12/31/27) (a) (l)	307	721
		884
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26	12	219
Industrials 0.1%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26	3	69
Total Preferred Stocks (cost $1,113)		1,172
INVESTMENT COMPANIES 0.7%
Ares Dynamic Credit Allocation Fund, Inc.	2	31
BlackRock Debt Strategies Fund, Inc.	4	35
First Trust Senior Floating Rate Income Fund II	3	33
Franklin Universal Trust	40	266
Nuveen Credit Strategies Income Fund	64	324
Nuveen New York AMT-Free Quality Municipal Income Fund	11	119
Saba Capital Income & Opportunities Fund	4	33
Total Investment Companies (cost $1,057)		841
RIGHTS 0.3%
Akouos, Inc. (a) (b)	11	8
Bristol-Myers Squibb Company (a) (b)	92	92
Pan American Silver Corp. (a)	429	219
Spring Valley Acquisition Corp. II (a)	3	—
TMT Acquisition Corp (a)	8	3
Total Rights (cost $608)		322
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	334	308
Total Non-U.S. Government Agency Asset-Backed Securities (cost $313)		308
WARRANTS 0.1%
26 Capital Acquisition Corp. (a)	11	1
Achari Ventures Holdings Corp. I (a)	30	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (b)	120	—
Altenergy Acquisition Corp. (a)	2	—
Altimar Acquisition Corp. III (a)	1	—
Altitude Acquisition Corp. (a)	2	—
Amprius Technologies, Inc. (a)	10	5
Arrowroot Acquisition Corp. (a)	16	3
Athena Consumer Acquisition Corp. (a)	1	—
Bridger Aerospace Group Holdings Inc (a)	12	2
Buzzfeed, Inc. (a)	7	—
BYTE Acquisition Corp. (a)	102	15
Capri Listco (a) (b)	14	—
Cartesian Growth Corporation II (a)	2	—
CC Neuberger Principal Holdings III (a)	5	1
Cetus Capital Acquisition Corp. (a)	19	2
CF Acquisition Corp. VIII (a)	6	—
Compute Health Acquisition Corp. (a)	9	5
Corner Growth Acquisition Corp. (a)	4	1
ECARX Holdings Inc. (a)	12	1
Elliott Opportunity II Corp. (a) (b)	1	—
Embark Technology, Inc. (a)	9	—
ESGEN Acquisition Corp (a)	2	—
Foxo Technologies Inc. (a) (b)	11	—
Freightos Ltd (a)	2	—
Fusion Acquisition Corp. II (a) (b)	2	—
Getaround, Inc. (a)	5	—
Ginkgo Bioworks Holdings, Inc. (a)	5	1
Global Blockchain Acquisition Corp. (a)	23	—
Goal Acquisitions Corp. (a)	119	3
Golden Falcon Acquisition Corp. (a)	19	2
Grove Collaborative Holdings, Inc. (a) (b)	5	—
Infinite Acquisition Corp. (a)	2	—
International Media Acquisition Corp. (a)	19	—
Jaws Mustang Acquisition Corp. (a)	8	—
Kaixin Auto Holdings (a)	123	—
Kensington Capital Acquisition Corp. V (a)	19	1
KLDiscovery (a)	78	—
Live Oak Crestview Climate Acquisition Corp. (a)	4	—
Moneylion Technologies Inc. (a)	34	1
Movella Holdings Inc. (a)	5	1
Near Intelligence, Inc. (a)	10	1
NewAmsterdam Pharma Company N.V. (a)	7	14
Newbury Street Acquisition Corporation (a)	13	2
Oak Woods Acquisition Corporation (a)	21	1
Pear Therapeutics (US), Inc. (a)	16	—
Phoenix Biotech Acquisition Corp. (a)	2	—
Plum Acquisition Corp. I (a)	5	—
PROOF Acquisition Corp I (a)	5	—
Prospector Capital Corp. (a)	37	5
Pyrophyte Acquisition Corp. (a)	3	—
Q-Si Operations Inc. (a)	13	3
Reebonz Holding Limited (a) (b)	51	—
RMG Acquisition Corp. III (a)	9	1
Screaming Eagle Acquisition Corp. (a)	8	1
Semper Paratus Acquisition Corp. (a)	3	—
Slam Corp. (a)	3	1
Spring Valley Acquisition Corp. II (a)	1	—
Talkspace, Inc. (a)	18	1
Target Global Acquisition I Corp. (a)	4	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Thunder Bridge Capital Partners III, Inc. (a)	10	1
Viscogliosi Brothers Acquisition Corp. (a)	2	—
Whole Earth Brands, Inc. (a)	43	9
Zapp Electric Vehicles Group (a)	5	—
Total Warrants (cost $557)		86
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.9%
JNL Government Money Market Fund - Class I, 4.78% (m) (n)	3,521	3,521
Total Short Term Investments (cost $3,521)		3,521
Total Investments 97.7% (cost $128,974)		118,262
Total Securities Sold Short (8.8)% (proceeds $9,230)		(10,651)
Total Purchased Options 0.3% (cost $521)		385
Other Derivative Instruments (1.9)%		(2,311)
Other Assets and Liabilities, Net 12.7%		15,399
Total Net Assets 100.0%		121,084

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) All or a portion of the security is subject to a written call option.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $23,889 and 19.7% of the Fund.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Convertible security.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (8.8%)
COMMON STOCKS (8.3%)
Information Technology (2.8%)
Broadcom Inc.	(4)	(3,360)
Energy (2.3%)
Chevron Corporation	(8)	(1,271)
ONEOK, Inc.	(24)	(1,469)
		(2,740)
Real Estate (1.4%)
Extra Space Storage Inc.	(11)	(1,579)
Regency Centers Corporation	(2)	(105)
		(1,684)
Health Care (1.3%)
Globus Medical, Inc. - Class A	(27)	(1,603)
Materials (0.4%)
Newmont Corporation	(12)	(499)
Financials (0.1%)
AON Public Limited Company - Class A	(1)	(175)
Total Common Stocks (proceeds $8,602)		(10,061)
GOVERNMENT AND AGENCY OBLIGATIONS (0.5%)
U.S. Treasury Note (0.5%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(590)
Total Government And Agency Obligations (proceeds $628)		(590)
Total Securities Sold Short (8.8%) (proceeds $9,230)		(10,651)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Baxter International Inc.	Put	37.50	08/18/23	411	8
Chinook Therapeutics, Inc.	Put	25.00	10/20/23	1	—
Chinook Therapeutics, Inc.	Put	30.00	12/15/23	1	—
Chinook Therapeutics, Inc.	Put	25.00	01/19/24	1	—
DICE Therapeutics, Inc	Put	35.00	01/19/24	2	—
Endeavor Group Holdings, Inc.	Put	20.00	08/18/23	568	8
Fidelity National Information Services, Inc.	Put	45.00	07/21/23	260	3
Horizon Therapeutics Public Limited Company	Put	100.00	08/18/23	21	3
Iveric Bio, Inc.	Put	30.00	09/15/23	144	3
Kellogg Company	Put	60.00	09/15/23	503	15
Seagen Inc.	Put	190.00	06/21/24	99	154
SPDR S&P 500 ETF Trust	Put	435.00	07/21/23	75	13
Teck Resources Limited	Put	38.00	07/21/23	83	1
Teck Resources Limited	Put	35.00	07/21/23	58	—
Teck Resources Limited	Put	37.00	07/21/23	174	2
Teck Resources Limited	Put	40.00	08/18/23	138	18
Teck Resources Limited	Put	37.00	08/18/23	57	3
Teck Resources Limited	Put	33.00	09/15/23	152	5
Vale S.A.	Put	13.00	07/21/23	391	9
Vale S.A.	Put	13.00	08/18/23	289	15
Vale S.A.	Put	11.00	08/18/23	246	2
Vale S.A.	Put	12.00	08/18/23	246	5
Vodafone Group Public Limited Company	Put	10.00	07/21/23	1,112	65
					332

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	140.00	08/18/23	116	20
Thyssenkrupp AG	GSC	Put	EUR	6.20	09/15/23	797	17
Thyssenkrupp AG	GSC	Put	EUR	6.20	08/18/23	1,185	16
							53

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Activision Blizzard, Inc.	Call	70.00	07/21/23	81	(117)
Activision Blizzard, Inc.	Call	75.00	08/18/23	109	(122)
Activision Blizzard, Inc.	Call	72.50	08/18/23	271	(343)
Activision Blizzard, Inc.	Call	70.00	08/18/23	146	(221)
Amedisys, Inc.	Call	90.00	09/15/23	66	(23)
Baxter International Inc.	Call	42.50	08/18/23	411	(171)
DICE Therapeutics, Inc	Call	50.00	01/19/24	15	—
Endeavor Group Holdings, Inc.	Call	22.50	08/18/23	568	(118)
Fidelity National Information Services, Inc.	Call	50.00	07/21/23	260	(131)
Horizon Therapeutics Public Limited Company	Call	115.00	08/18/23	21	—
Horizon Therapeutics Public Limited Company	Put	80.00	08/18/23	21	—
Iveric Bio, Inc.	Call	40.00	09/15/23	254	—
Kellogg Company	Call	65.00	09/15/23	503	(195)
Prometheus Biosciences, Inc.	Call	200.00	07/21/23	100	—
Radius Global Infrastructure, Inc.	Call	15.00	08/18/23	89	(4)
Radius Global Infrastructure, Inc.	Call	15.00	01/19/24	12	(1)
Seagen Inc.	Call	190.00	07/21/23	17	(9)
Seagen Inc.	Call	190.00	08/18/23	42	(34)
Seagen Inc.	Call	185.00	08/18/23	6	(6)
Seagen Inc.	Put	145.00	06/21/24	99	(43)
SPDR S&P 500 ETF Trust	Call	440.00	07/21/23	29	(20)
SPDR S&P 500 ETF Trust	Put	420.00	07/21/23	75	(5)
Teck Resources Limited	Call	42.00	07/21/23	83	(12)
Teck Resources Limited	Call	43.00	07/21/23	41	(4)
Teck Resources Limited	Call	39.00	07/21/23	58	(20)
Teck Resources Limited	Call	45.00	08/18/23	138	(18)
Teck Resources Limited	Call	41.00	08/18/23	57	(17)
Teck Resources Limited	Call	37.00	09/15/23	152	(97)
Vale S.A.	Call	15.00	07/21/23	391	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Vale S.A.	Call	15.00	08/18/23	780	(17)
					(1,751)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	152.00	08/18/23	71	(46)
Siemens Aktiengesellschaft	GSC	Call	EUR	150.00	08/18/23	45	(35)
Thyssenkrupp AG	GSC	Call	EUR	6.90	08/18/23	1,185	(76)
Thyssenkrupp AG	GSC	Call	EUR	6.80	09/15/23	797	(68)
							(225)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	GSC	12/05/23	AUD	(1,395)	(930)	6
USD/CAD	JPM	09/07/23	CAD	(25)	(19)	—
USD/CAD	JPM	10/13/23	CAD	(1,215)	(919)	(17)
USD/CAD	JPM	10/13/23	CAD	(38)	(28)	—
USD/DKK	GSC	10/04/23	DKK	(978)	(144)	—
USD/EUR	GSC	08/24/23	EUR	(1,351)	(1,477)	(10)
USD/EUR	JPM	08/25/23	EUR	(533)	(583)	5
USD/EUR	GSC	08/29/23	EUR	(1,619)	(1,772)	(4)
USD/EUR	GSC	08/29/23	EUR	(150)	(164)	—
USD/EUR	GSC	09/13/23	EUR	(228)	(250)	2
USD/EUR	JPM	09/13/23	EUR	(346)	(379)	—
USD/EUR	JPM	09/20/23	EUR	(400)	(439)	(5)
USD/EUR	JPM	09/20/23	EUR	(800)	(877)	6
USD/EUR	GSC	10/04/23	EUR	(294)	(323)	(4)
USD/EUR	GSC	10/04/23	EUR	(34)	(38)	—
USD/EUR	GSC	10/19/23	EUR	(90)	(99)	—
USD/EUR	JPM	10/19/23	EUR	(125)	(137)	—
USD/EUR	JPM	12/22/23	EUR	(100)	(110)	(1)
USD/GBP	JPM	12/06/23	GBP	(366)	(465)	(10)
USD/GBP	GSC	12/27/23	GBP	(1,288)	(1,636)	(25)
USD/GBP	GSC	12/27/23	GBP	(258)	(329)	2
USD/JPY	JPM	09/21/23	JPY	(18,155)	(127)	12
USD/JPY	GSC	12/26/23	JPY	(91,620)	(654)	(2)
					(11,899)	(45)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc. (MT) ‡	OBFR +0.00% (M)	BOA	12/22/23 ††	—	—	3
Bristol-Myers Squibb Company (MT) ‡	1M LIBOR +0.00% (Q)	BOA	12/20/23 ††	—	—	38
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	08/02/23 ††	27	—	(1)
Capri Listco (MT)	OBFR +0.75% (M)	BOA	02/10/24 ††	8	—	(7)
Activision Blizzard, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/05/24 ††	2,768	—	(40)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	01/17/24 ††	456	—	(23)
Dechra Pharmaceuticals PLC (MT)	OBFR +0.61% (Q)	GSC	04/25/24 ††	1,783	—	21
Horizon Therapeutics Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	3,889	—	(227)
JSR Corporation (MT)	OBFR +0.61% (Q)	GSC	06/30/24 ††	604	—	(4)
Kellogg Company (MT)	OBFR +0.61% (Q)	GSC	04/10/24 ††	1,355	—	(12)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.61% (Q)	GSC	06/21/24 ††	94	—	1
Newcrest Mining Limited (MT)	OBFR +0.61% (Q)	GSC	04/27/24 ††	425	—	(36)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	03/17/24 ††	1,515	—	32
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/24 ††	82	—	(4)
Siemens Aktiengesellschaft (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	1,953	—	(3)
SimCorp A/S (MT)	OBFR +0.61% (Q)	GSC	06/29/24 ††	141	—	—
Telenet Group Holding (MT)	OBFR +0.61% (Q)	GSC	03/27/24 ††	336	—	7
Thyssenkrupp AG (MT)	OBFR +0.61% (Q)	GSC	06/12/24 ††	1,514	—	34
Univar Solutions Inc. (MT)	OBFR +0.61% (Q)	GSC	04/13/24 ††	3,011	—	48
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	04/20/24 ††	248	—	(39)
Willis Towers Watson Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	05/16/24 ††	247	—	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Aerojet Rocketdyne Holdings, Inc. (MT)	OBFR +0.38% (Q)	JPM	04/27/24 ††	3,488	—	(45)
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.80% (Q)	JPM	02/03/24 ††	231	—	6
Chr. Hansen Holding A/S (MT)	OBFR +0.55% (Q)	JPM	06/30/24 ††	14	—	—
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	08/17/23 ††	418	—	(82)
Invesco Senior Income Trust (MT)	OBFR +0.80% (Q)	JPM	01/31/24 ††	83	—	(2)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.55% (Q)	JPM	06/26/24 ††	130	—	—
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,089	—	13
SLM Corporation (MT)	OBFR +0.38% (Q)	JPM	08/23/23 ††	1,579	—	(102)
Toshiba Corporation (MT)	OBFR +0.55% (Q)	JPM	04/20/24 ††	101	—	(2)
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	08/19/23 ††	360	—	37
					—	(377)
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	03/24/24 ††	(354)	—	43
Novozymes A/S (MT)	OBFR -0.35% (Q)	GSC	01/17/24 ††	(489)	—	44
Novozymes A/S (MT)	OBFR -0.50% (Q)	JPM	06/30/24 ††	(15)	—	—
					—	87

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	74,506	—	123	74,629
Corporate Bonds And Notes	—	30,757	—	30,757
Senior Floating Rate Instruments	—	3,637	2	3,639
Other Equity Interests	—	—	2,987	2,987
Preferred Stocks	1,172	—	—	1,172
Investment Companies	841	—	—	841
Rights	222	—	100	322
Non-U.S. Government Agency Asset-Backed Securities	—	308	—	308
Warrants	86	—	—	86
Short Term Investments	3,521	—	—	3,521
	80,348	34,702	3,212	118,262
Liabilities - Securities
Common Stocks	(10,061)	—	—	(10,061)
Government And Agency Obligations	—	(590)	—	(590)
	(10,061)	(590)	—	(10,651)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	332	—	—	332
OTC Purchased Options	—	53	—	53
Open Forward Foreign Currency Contracts	—	33	—	33
OTC Total Return Swap Agreements	—	298	41	339
	332	384	41	757
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,751)	—	—	(1,751)
OTC Written Options	—	(225)	—	(225)
Open Forward Foreign Currency Contracts	—	(78)	—	(78)
OTC Total Return Swap Agreements	—	(629)	—	(629)
	(1,751)	(932)	—	(2,683)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 64.6%
United States of America 28.8%
AbbVie Inc.
4.85%, 06/15/44	1,370	1,279
Allied Universal Holdco LLC
6.00%, 06/01/29 (a)	1,000	741
American Airlines, Inc.
5.75%, 04/20/29 (a)	3,620	3,518
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	1,090	907
American Express Company
3.55%, (100, 09/15/26) (b)	1,320	1,096
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,338
Bank of America Corporation
5.29%, 04/25/34	660	655
4.08%, 03/20/51	2,840	2,353
CCO Holdings, LLC
4.50%, 05/01/32	5,000	3,977
Centene Corporation
4.63%, 12/15/29	1,920	1,771
Charter Communications Operating, LLC
3.50%, 06/01/41	670	453
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	837
Cigna Corporation
4.80%, 08/15/38	510	482
Comcast Corporation
2.94%, 11/01/56	2,200	1,434
Continental Resources, Inc.
4.90%, 06/01/44	3,280	2,552
CSC Holdings, LLC
6.50%, 02/01/29 (a)	2,500	2,027
DCP Midstream, LLC
6.45%, 11/03/36 (a)	1,620	1,664
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	2,570	2,622
7.38%, 01/15/26	2,170	2,262
Devon Energy Corporation
5.85%, 12/15/25	870	875
5.00%, 06/15/45	470	408
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	3,000	2,716
DISH DBS Corporation
5.75%, 12/01/28 (a)	3,020	2,260
Diversified Healthcare Trust
9.75%, 06/15/25	870	836
Energy Transfer LP
2.90%, 05/15/25	3,140	2,981
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,320
EQT Corporation
5.00%, 01/15/29	2,620	2,466
Exxon Mobil Corporation
4.33%, 03/19/50	470	427
Ford Motor Company
3.25%, 02/12/32	2,000	1,571
Ford Motor Credit Company LLC
2.75%, 06/14/24, GBP	2,330	2,822
Freeport-McMoRan Inc.
5.45%, 03/15/43	2,870	2,676
General Dynamics Corporation
4.25%, 04/01/50	700	642
General Motors Company
6.13%, 10/01/25	450	453
JPMorgan Chase & Co.
6.13%, (100, 04/30/24) (b)	3,200	3,198
3.33%, 04/22/52	1,270	926
Kraft Heinz Foods Company
5.20%, 07/15/45	620	588
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a) (c)	1,000	782
Match Group Holdings II, LLC
5.00%, 12/15/27 (a)	2,380	2,232
McDonald's Corporation
4.20%, 04/01/50	350	303
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,215
5.60%, 03/24/51	400	415
Netflix, Inc.
4.88%, 06/15/30 (a)	2,580	2,543
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	1,150	1,091
Occidental Petroleum Corporation
3.50%, 08/15/29 (c)	1,000	859
Radiology Partners, Inc.
9.25%, 02/01/28 (a)	760	283
Range Resources Corporation
4.75%, 02/15/30 (a)	4,000	3,603
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,424
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32	300	343
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,818
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	2,340	2,363
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,417
Targa Resources Partners LP
5.50%, 03/01/30	1,900	1,828
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	4,000	3,424
The Boeing Company
3.75%, 02/01/50	410	308
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (b)	640	468
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (b)	1,340	1,039
6.26%, (3 Month USD LIBOR + 0.77%), (100, 08/11/23) (b) (c) (d)	540	415
The Williams Companies, Inc.
7.50%, 01/15/31	700	769
5.75%, 06/24/44	2,200	2,128
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,364
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (a)	2,550	2,324
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,400
Viking Cruises Limited
5.88%, 09/15/27 (a)	1,000	918
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	1,860	1,710
Warnermedia Holdings, Inc.
4.28%, 03/15/32	220	195
5.05%, 03/15/42	500	419
5.14%, 03/15/52	740	603
Wells Fargo & Company
5.88%, (100, 06/15/25) (b) (e)	1,510	1,482
5.39%, 04/24/34	780	775
4.61%, 04/25/53	940	825
Western Midstream Operating, LP
3.95%, 06/01/25	710	682
5.50%, 08/15/48	500	417
5.50%, 02/01/50 (e) (f)	3,070	2,549
		111,866
United Kingdom 5.0%
888 Acquisitions Limited
7.56%, 07/15/27, EUR (a)	1,270	1,305
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	1,119
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	1,957
HSBC Holdings PLC
6.38%, (100, 03/30/25) (b) (h)	2,800	2,664

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,549
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (b) (h)	1,060	1,008
Peu (Fin) PLC
7.25%, 07/01/28, EUR (a)	430	469
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	1,050	1,225
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (g)	1,030	1,139
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	1,164
Victoria P.L.C.
3.63%, 08/24/26, EUR (c) (g)	1,310	1,170
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,037
Whitbread PLC
2.38%, 05/31/27, GBP (g)	2,340	2,470
		19,276
Netherlands 4.8%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a)	2,000	1,698
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (a)	1,500	1,262
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (b) (g)	1,200	1,082
3.65%, 04/06/28 (a)	500	463
Enel Finance International N.V.
6.80%, 10/14/25 (a)	2,040	2,079
IPD 3 B.V.
8.00%, 06/15/28, EUR (a)	600	668
Petrobras Global Finance B.V.
6.25%, 03/17/24	3,170	3,175
Prosus N.V.
3.83%, 02/08/51 (a)	2,770	1,697
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	500
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	365	364
8.13%, 09/15/31 (c)	520	544
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,161
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	1,400	1,344
United Group B.V.
5.25%, 02/01/30, EUR (a)	1,280	1,107
VZ Secured Financing B.V.
5.00%, 01/15/32 (a)	2,000	1,613
		18,757
Canada 2.8%
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	777	776
6.88%, 10/15/27 (a)	2,000	1,950
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,373
MEG Energy Corp.
7.13%, 02/01/27 (a)	3,700	3,756
Open Text Corporation
3.88%, 02/15/28 (a)	510	449
4.13%, 02/15/30 (a)	1,000	851
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (a)	2,000	1,829
		10,984
France 2.6%
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,462
BNP Paribas
7.38%, (100, 08/19/25) (b) (g) (h)	2,730	2,646
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (g) (h)	2,090	2,495
Goldstory
5.38%, 03/01/26, EUR (c) (g)	980	1,027
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,186
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,175
		9,991
Brazil 2.5%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (a)	2,160	1,841
Braskem America Finance Company
7.13%, 07/22/41 (g)	2,760	2,663
MercadoLibre S.R.L
3.13%, 01/14/31	2,280	1,812
Suzano Austria GmbH
5.75%, 07/14/26 (a)	1,770	1,773
Vale Overseas Ltd
6.25%, 08/10/26	1,770	1,827
		9,916
Peru 2.5%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (a)	1,200	775
Southern Copper Corporation
5.25%, 11/08/42	4,470	4,266
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (a)	4,770	4,604
		9,645
Germany 1.8%
Allianz SE
3.20%, (100, 10/30/27) (b) (g)	5,000	3,700
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (c) (g)	950	906
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (g)	1,170	1,168
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,148
		6,922
Switzerland 1.3%
Credit Suisse Group AG
6.37%, 07/15/26 (a) (h)	2,150	2,135
UBS Group AG
7.00%, (100, 01/31/24) (b) (g)	3,200	3,094
		5,229
Mexico 1.2%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (a)	2,980	2,599
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (a)	2,240	1,947
		4,546
Ireland 1.1%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	589
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	3,700	3,665
		4,254
Kazakhstan 1.1%
Kaztransgas
4.38%, 09/26/27 (a)	2,580	2,405
National Company KazMunayGaz JSC
5.38%, 04/24/30 (a)	980	912
3.50%, 04/14/33 (a)	1,130	877
		4,194
Luxembourg 0.9%
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,440
Millicom International Cellular SA
5.13%, 01/15/28 (a)	2,268	1,991
		3,431
Morocco 0.8%
OCP S.A.
3.75%, 06/23/31 (a)	3,800	3,146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
United Arab Emirates 0.8%
DP World Limited
5.63%, 09/25/48 (a)	3,240	3,028
Italy 0.7%
International Design Group S.p.A.
7.57%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (c) (d) (g)	1,110	1,191
Telecom Italia SPA
2.38%, 10/12/27, EUR (g)	1,750	1,621
		2,812
Virgin Islands (British) 0.7%
Central American Bottling Corporation
5.25%, 04/27/29 (a)	2,980	2,759
Sweden 0.7%
Apollo Swedish Bidco AB
0.00%, 07/05/29, EUR (d)	510	539
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	697
Verisure Holding AB
7.13%, 02/01/28, EUR (a)	1,330	1,454
		2,690
Spain 0.7%
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,204
Via Celere Desarrollos Inmobiliarios SA.
5.25%, 04/01/26, EUR (g)	1,380	1,401
		2,605
Argentina 0.7%
YPF S.A.
8.50%, 07/28/25 (a)	2,780	2,552
Jersey 0.6%
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,362
Austria 0.6%
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,303
Israel 0.5%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	1,969
Belgium 0.3%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	1,280	1,350
Panama 0.3%
Carnival Corporation
10.50%, 06/01/30 (a)	1,140	1,208
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (b) (g) (h)	1,100	1,112
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,019
Bermuda 0.2%
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (a)	1,050	961
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 12/31/22, EUR (a) (i) (j) (k)	4,042	4
Total Corporate Bonds And Notes (cost $264,248)		250,891
GOVERNMENT AND AGENCY OBLIGATIONS 25.6%
United States of America 10.3%
Federal Home Loan Mortgage Corporation
Series 2021-B1-DNA7, REMIC, 8.72%, (SOFR 30-Day Average + 3.65%), 11/25/41 (d)	1,010	1,005
Series 2020-B1-DNA2, REMIC, 7.65%, (1 Month USD LIBOR + 2.50%), 02/25/50 (d)	750	737
Series 2020-B1-DNA3, REMIC, 10.25%, (1 Month USD LIBOR + 5.10%), 06/27/50 (d)	229	246
Series 2020-B1-DNA5, REMIC, 9.87%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	978
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	532	522
Treasury, United States Department of
2.63%, 12/31/25	15,589	14,846
1.63%, 02/15/26	8,430	7,811
3.63%, 03/31/28	1,140	1,114
2.88%, 05/15/32	8,500	7,881
4.13%, 11/15/32	1,970	2,013
4.00%, 11/15/42	800	795
3.88%, 02/15/43	1,280	1,248
3.00%, 08/15/52	750	638
		39,834
Mexico 4.1%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,995
10.00%, 12/05/24, MXN	13,340	774
7.50%, 06/03/27, MXN	235,910	13,107
		15,876
Indonesia 3.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	217,830,000	14,438
7.00%, 05/15/27, IDR	9,470,000	654
		15,092
South Africa 1.7%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	3,835
5.75%, 09/30/49	4,030	2,851
		6,686
Poland 1.7%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	6,472
Brazil 1.2%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25, BRL	23,220	4,794
Argentina 0.5%
Gobierno de la Provincia de Buenos Aires
5.25%, 09/01/37 (a) (e)	2,760	1,035
Ministerio De Gobierno
6.99%, 06/01/27 (e) (g)	500	344
6.99%, 06/01/27 (a) (e)	1,000	688
		2,067
Gabon 0.5%
Gabon, Government of
7.00%, 11/24/31 (a)	2,500	1,984
Egypt 0.5%
The Arab Republic of Egypt
3.88%, 02/16/26 (a)	2,800	1,971
Colombia 0.4%
Presidencia de la Republica de Colombia
5.63%, 02/26/44	2,250	1,671
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	976
Dominican Republic 0.3%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (a)	1,100	932
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a)	1,010	879
Total Government And Agency Obligations (cost $102,549)		99,234
SENIOR FLOATING RATE INSTRUMENTS 5.3%
United States of America 5.3%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.65%, (1 Month USD LIBOR + 3.50%), 07/30/28 (d)	2,469	2,459
APi Group DE, Inc.
Term Loan B, 7.75%, (1 Month USD LIBOR + 2.50%), 09/25/26 (d)	2,278	2,280
Asurion LLC
2023 Term Loan B11, 9.50%, (3 Month Term SOFR + 4.25%), 08/19/28 (d)	2,474	2,349

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Focus Financial Partners, LLC
2022 Term Loan B5, 8.40%, (SOFR + 3.25%), 06/30/28 (d)	2,468	2,446
Fugue Finance B.V.
2023 USD Term Loan B, 9.76%, (3 Month Term SOFR + 4.50%), 01/25/28 (d)	708	706
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.41%, (1 Month USD LIBOR + 2.00%), 11/15/27 (d)	1,410	1,386
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 6.94%, (SOFR + 1.75%), 10/25/23 (d)	1,220	1,218
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.65%, (1 Month USD LIBOR + 2.50%), 06/13/26 (d)	1,476	1,473
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 8.90%, (3 Month Term SOFR + 3.75%), 02/16/28 (d)	2,474	2,457
Sotera Health Holdings, LLC
2021 Term Loan, 8.02%, (3 Month USD LIBOR + 2.75%), 12/31/24 (d)	2,500	2,458
UFC Holdings, LLC
2021 Term Loan B, 8.04%, (3 Month USD LIBOR + 2.75%), 04/29/26 (d)	1,356	1,354
Total Senior Floating Rate Instruments (cost $20,570)		20,586
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.4%
United States of America 2.4%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.15%, 04/25/26 (d)	1,053	950
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 7.13%, (1 Month USD LIBOR + 1.94%), 09/15/34 (d)	1,250	1,152
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,265
Connecticut Avenue Securities Trust 2023-R05
Series 2023-1M2-R05, 0.00%, 06/25/43 (d)	670	671
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.12%, 05/25/65 (d)	870	796
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	567	492
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 7.31%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	577	510
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.19%, (1 Month USD LIBOR + 4.00%), 11/15/23 (d)	816	770
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	683	608
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,128
RIAL 2022-FL8 D
Series 2022-D-FL8, 9.23%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	906
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,737)		9,248
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (l)	14,399	—
Edcon Holdings Ltd. (g) (l)	124,903	—
Edcon Holdings Ltd. (g) (l)	624	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 4.95% (m) (n)	3,630	3,630
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 4.78% (m) (n)	2,341	2,341
Total Short Term Investments (cost $5,971)		5,971
Total Investments 99.4% (cost $403,181)		385,930
Other Derivative Instruments (0.5)%		(2,125)
Other Assets and Liabilities, Net 1.1%		4,527
Total Net Assets 100.0%		388,332

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $108,262 and 27.9% of the Fund.

(b) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(c) All or a portion of the security was on loan as of June 30, 2023.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of June 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	4,133	3,700	0.9
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,432	1,440	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,432	1,462	0.4
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	940	906	0.2
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,175	1,119	0.3
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,812	2,646	0.7
Braskem America Finance Company, 7.13%, 07/22/41	04/26/22	2,798	2,663	0.7
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	05/06/22	1,151	1,168	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,082	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,052	2,362	0.6
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,495	0.6
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,963	1,957	0.5
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,492	1,373	0.4
Goldstory, 5.38%, 03/01/26	02/24/23	989	1,027	0.3
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,191	697	0.2
International Design Group S.p.A., 7.57%, 05/15/26	05/06/22	1,158	1,191	0.3
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,157	1,186	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,171	1,204	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,146	1,175	0.3
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	385	344	0.1
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,112	0.3
Pinewood Finco PLC, 3.25%, 09/30/25	09/26/22	1,030	1,225	0.3
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,180	1,139	0.3
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	940	976	0.2
Saga PLC, 3.38%, 05/12/24	05/12/22	1,167	1,164	0.3
Telecom Italia SPA, 2.38%, 10/12/27	09/15/22	1,508	1,621	0.4
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,156	1,161	0.3
UBS Group AG, 7.00% (callable at 100, 01/31/24)	04/27/22	3,222	3,094	0.8
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,151	1,148	0.3
Via Celere Desarrollos Inmobiliarios SA., 5.25%, 04/01/26	03/17/23	1,373	1,401	0.4
Victoria P.L.C., 3.63%, 08/24/26	07/26/22	1,177	1,170	0.3
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,135	1,037	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,419	2,470	0.6
		50,708	49,915	12.9

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	152	September 2023	EUR	20,407	17	(85)
Long Gilt	68	September 2023	GBP	6,553	(29)	(89)
United States 5 Year Note	253	October 2023		27,530	—	(436)
United States Ultra Bond	52	September 2023		7,000	65	84
					53	(526)
Short Contracts
United States 10 Year Note	(160)	September 2023		(18,339)	(23)	377

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	07/18/23	AUD	5,998	3,997	(36)
JPY/USD	GSC	07/18/23	JPY	1,661,365	11,538	(1,245)
MXN/USD	MSC	07/18/23	MXN	11,020	642	1
PLN/USD	GSC	07/18/23	PLN	11,491	2,824	73
PLN/USD	MSC	07/18/23	PLN	1,033	254	1
USD/EUR	BOA	07/18/23	EUR	(30,560)	(33,370)	151
USD/GBP	MSC	07/18/23	GBP	(18,921)	(24,032)	(443)
USD/IDR	JPM	07/18/23	IDR	(68,728,388)	(4,584)	4
USD/MXN	MSC	07/18/23	MXN	(110,356)	(6,429)	(455)
USD/PLN	MSC	07/18/23	PLN	(24,025)	(5,904)	(333)
USD/TWD	BOA	07/18/23	TWD	(129,815)	(4,175)	128
ZAR/USD	GSC	07/18/23	ZAR	834	44	(1)
					(59,195)	(2,155)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	250,891	—	250,891
Government And Agency Obligations	—	99,234	—	99,234
Senior Floating Rate Instruments	—	20,586	—	20,586
Non-U.S. Government Agency Asset-Backed Securities	—	9,248	—	9,248
Common Stocks	—	—	—	—
Short Term Investments	5,971	—	—	5,971
	5,971	379,959	—	385,930
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	461	—	—	461
Open Forward Foreign Currency Contracts	—	358	—	358
	461	358	—	819
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(610)	—	—	(610)
Open Forward Foreign Currency Contracts	—	(2,513)	—	(2,513)
	(610)	(2,513)	—	(3,123)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 96.8%
United Kingdom 17.8%
Ashtead Group Public Limited Company	189	13,091
AstraZeneca PLC	173	24,736
Bunzl Public Limited Company	424	16,151
Compass Group PLC	729	20,407
Diageo PLC	325	13,934
Experian PLC	345	13,236
Halma Public Limited Company	295	8,527
London Stock Exchange Group PLC	163	17,289
Rentokil Initial PLC	2,007	15,704
Spirax-Sarco Engineering PLC	59	7,784
		150,859
France 13.1%
Airbus SE	105	15,230
Dassault Systemes	309	13,713
L'Oreal	35	16,387
LVMH Moet Hennessy Louis Vuitton	25	23,208
Safran	88	13,782
Sartorius Stedim Biotech	28	6,864
VINCI	185	21,502
		110,686
Canada 9.5%
Canadian Pacific Kansas City Limited (a)	282	22,806
Dollarama Inc. (a)	271	18,356
Intact Financial Corporation	97	14,926
Lululemon Athletica Canada Inc. (b)	38	14,232
The Toronto-Dominion Bank	160	9,922
		80,242
Japan 7.1%
Daikin Industries, Ltd.	72	14,776
Hoya Corporation	103	12,234
Keyence Corporation	37	17,631
Shin-Etsu Chemical Co., Ltd.	453	14,998
		59,639
India 5.7%
HDFC Bank Limited	163	3,395
Housing Development Finance Corporation Limited	398	13,741
Infosys Limited	585	9,545
Reliance Industries Limited	703	21,920
		48,601
Switzerland 5.7%
Lonza Group AG	29	17,067
Partners Group Holding AG	7	6,464
Straumann Holding AG - Class N	77	12,491
Zurich Insurance Group AG - Class N	25	11,800
		47,822
Sweden 5.2%
Atlas Copco Aktiebolag - Class A	880	12,689
Evolution AB (publ) (c)	116	14,705
Hexagon Aktiebolag - Class B	1,042	12,845
Indutrade Aktiebolag	185	4,164
		44,403
China 4.3%
Alibaba Group Holding Limited (b) (c)	1,467	15,283
Contemporary Amperex Technology Co., Limited - Class A	294	9,307
Kweichow Moutai Co., Ltd. - Class A	49	11,373
		35,963
Denmark 4.0%
DSV A/S	66	13,868
Novo Nordisk A/S - Class B	126	20,328
		34,196
Netherlands 4.0%
Adyen B.V. (b) (c)	8	13,507
ASML Holding N.V.	28	20,172
		33,679
Ireland 3.3%
Icon Public Limited Company (b)	55	13,691
Linde Public Limited Company	37	14,283
		27,974
Taiwan 2.7%
Taiwan Semiconductor Manufacturing Company Limited	1,232	22,867
Spain 2.7%
Amadeus IT Holding, S.A. (c)	296	22,492
Italy 2.6%
Ferrari N.V.	37	12,046
Moncler S.p.A.	140	9,688
		21,734
Hong Kong 2.2%
AIA Group Limited	1,125	11,412
Techtronic Industries Company Limited	631	6,906
		18,318
Brazil 1.8%
B3 S.A. - Brasil, Bolsa, Balcao	2,192	6,689
MercadoLibre S.R.L (b)	8	8,922
		15,611
Australia 1.2%
CSL Limited	56	10,381
South Korea 1.2%
Samsung SDI Co., Ltd.	20	10,174
Germany 1.2%
Infineon Technologies AG - Class N	246	10,126
Norway 1.1%
Equinor ASA	319	9,295
Argentina 0.4%
Globant S.A. (b)	21	3,790
Total Common Stocks (cost $772,406)		818,852
SHORT TERM INVESTMENTS 4.9%
Securities Lending Collateral 2.5%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	20,807	20,807
Investment Companies 2.4%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	20,326	20,326
Total Short Term Investments (cost $41,133)		41,133
Total Investments 101.7% (cost $813,539)		859,985
Other Assets and Liabilities, Net (1.7)%		(14,253)
Total Net Assets 100.0%		845,732

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen B.V.	04/12/22	13,939	13,507	1.6
Alibaba Group Holding Limited	01/12/23	20,340	15,283	1.8
Amadeus IT Holding, S.A.	11/09/21	18,963	22,492	2.7
Evolution AB (publ)	05/23/22	11,520	14,705	1.7
		64,762	65,987	7.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	139,663	679,189	—	818,852
Short Term Investments	41,133	—	—	41,133
	180,796	679,189	—	859,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.4%
Information Technology 14.7%
Accenture Public Limited Company - Class A	156	48,029
Advanced Micro Devices, Inc. (a)	450	51,237
Analog Devices, Inc.	134	26,142
Apple Inc.	1,337	259,255
Intel Corporation	1,814	60,646
KLA Corporation	54	26,124
Microsoft Corporation	1,451	494,161
Motorola Solutions, Inc.	332	97,427
Salesforce, Inc. (a)	273	57,586
Taiwan Semiconductor Manufacturing Company Limited - ADR	703	70,964
Texas Instruments Incorporated	662	119,117
		1,310,688
Health Care 10.7%
AstraZeneca PLC - ADR	1,419	101,525
Becton, Dickinson and Company	331	87,473
Daiichi Sankyo Company, Ltd	784	24,872
Danaher Corporation	212	50,874
Elevance Health, Inc.	142	63,181
HCA Healthcare, Inc.	350	106,188
Humana Inc.	210	93,766
Merck & Co., Inc.	518	59,733
Novartis AG - ADR	777	78,374
Pfizer Inc.	2,139	78,453
UnitedHealth Group Incorporated	310	149,066
Vertex Pharmaceuticals Incorporated (a)	76	26,646
Zoetis Inc. - Class A	190	32,692
		952,843
Consumer Discretionary 8.1%
Airbnb, Inc. - Class A (a)	257	32,923
Amazon.com, Inc. (a)	1,895	247,006
Coupang, Inc. - Class A (a)	1,402	24,397
D.R. Horton, Inc.	226	27,458
Lennar Corporation - Class A	286	35,826
McDonald's Corporation	356	106,261
Nike, Inc. - Class B	185	20,385
Starbucks Corporation	765	75,827
The Home Depot, Inc.	237	73,559
The TJX Companies, Inc.	903	76,530
		720,172
Financials 6.9%
American Express Company	163	28,324
BlackRock, Inc.	66	45,400
Everest Re Group, Ltd.	50	17,148
Global Payments Inc.	476	46,900
Intercontinental Exchange, Inc.	31	3,528
JPMorgan Chase & Co.	432	62,882
MasterCard Incorporated - Class A	107	42,189
Morgan Stanley	803	68,599
S&P Global Inc.	179	71,647
The Charles Schwab Corporation	556	31,540
The Goldman Sachs Group, Inc.	56	18,157
The Progressive Corporation	998	132,103
Visa Inc. - Class A	180	42,669
		611,086
Communication Services 6.7%
Alphabet Inc. - Class A (a)	2,602	311,430
Electronic Arts Inc.	446	57,782
Meta Platforms, Inc. - Class A (a)	665	190,783
The Walt Disney Company (a)	358	31,990
		591,985
Industrials 5.9%
Deere & Company	145	58,667
Fortive Corporation	845	63,218
Honeywell International Inc.	418	86,802
Illinois Tool Works Inc.	262	65,525
Johnson Controls International Public Limited Company	1,011	68,897
Northrop Grumman Corporation	103	47,039
Parker-Hannifin Corporation	143	55,808
Raytheon Technologies Corporation	797	78,054
		524,010
Consumer Staples 4.0%
Nestle S.A. - Class N	200	24,023
Pernod Ricard	230	50,827
Sysco Corporation	1,193	88,529
The Coca-Cola Company	1,172	70,556
The Procter & Gamble Company	733	111,204
Unilever PLC	279	14,518
		359,657
Energy 3.7%
Cenovus Energy Inc. (b)	1,699	28,857
Chesapeake Energy Corporation	161	13,477
ConocoPhillips	732	75,893
Coterra Energy Inc.	595	15,051
Diamondback Energy, Inc.	159	20,915
EOG Resources, Inc.	133	15,216
EQT Corporation	403	16,563
Phillips 66	79	7,516
Pioneer Natural Resources Company	102	21,033
Shell PLC - Class A	3,680	110,809
		325,330
Utilities 2.0%
American Electric Power Company, Inc.	327	27,515
Constellation Energy Group, Inc.	61	5,558
Exelon Corporation	1,872	76,271
Sempra Energy	476	69,344
		178,688
Materials 1.8%
Anglo American PLC	1,267	35,988
FMC Corporation	420	43,857
Glencore PLC	14,057	79,759
		159,604
Real Estate 0.9%
VICI Properties Inc.	714	22,428
Welltower OP LLC	713	57,636
		80,064
Total Common Stocks (cost $4,359,293)		5,814,127
GOVERNMENT AND AGENCY OBLIGATIONS 23.6%
U.S. Treasury Note 9.4%
Treasury, United States Department of
3.25%, 08/31/24 - 06/30/29	54,422	52,791
1.50%, 10/31/24 - 01/31/27	10,096	9,447
0.75%, 11/15/24 - 05/31/26	6,470	6,032
4.50%, 11/30/24 (c)	40,000	39,575
4.25%, 12/31/24	21,113	20,819
3.88%, 03/31/25 - 11/30/29	135,408	133,101
0.25%, 05/31/25	1,385	1,267
4.25%, 05/31/25 (b)	75,000	74,062
3.50%, 09/15/25 - 04/30/28	45,138	43,861
4.00%, 12/15/25 - 10/31/29	63,980	63,450
3.63%, 05/15/26 - 05/31/28	112,432	109,925
0.88%, 09/30/26	45,525	40,731
1.13%, 10/31/26	25,970	23,357
1.25%, 11/30/26 - 06/30/28	118,655	106,782
1.88%, 02/28/27	5,581	5,117
2.75%, 04/30/27	12,570	11,875
2.63%, 05/31/27 - 07/31/29	8,545	7,988
3.13%, 08/31/27	21,721	20,774
4.13%, 09/30/27 - 10/31/27	56,975	56,665
2.88%, 08/15/28	625	589
3.38%, 05/15/33	7,966	7,683
		835,891
Mortgage-Backed Securities 8.5%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	40	39
7.00%, 11/01/30 - 06/01/31	9	9
2.50%, 12/01/31 - 10/01/51	71,237	61,176
4.50%, 09/01/37 - 05/01/38 (d)	10,661	10,446
6.00%, 12/01/39	232	240
2.00%, 11/01/41 - 04/01/52	101,145	82,982

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
3.00%, 11/01/46 - 10/01/51	23,591	21,094
4.50%, 08/01/52	14,263	13,711
5.00%, 08/01/52 - 04/01/53	52,979	51,956
5.50%, 01/01/53	11,652	11,605
5.50%, 02/01/53 (d)	1,320	1,314
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 09/01/52	21,264	20,467
3.50%, 03/01/26 - 07/01/51	40,582	37,399
4.00%, 09/01/26 - 10/01/52	47,170	44,638
3.00%, 05/01/27 - 10/01/51	50,296	44,913
7.50%, 09/01/29	2	2
2.50%, 05/01/30 - 01/01/52	83,200	71,360
2.00%, 11/01/31 - 09/01/51	89,578	74,099
7.00%, 10/01/33	11	12
4.50%, 01/01/38 - 04/01/38 (d)	18,939	18,556
5.50%, 03/01/38	70	71
6.50%, 10/01/38 - 10/01/39	57	59
5.00%, 07/01/40 - 05/01/53	9,998	9,798
1.50%, 11/01/41	7,996	6,533
5.50%, 01/01/53 (d)	8,080	8,047
Government National Mortgage Association
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	30	30
6.00%, 01/15/33 - 04/15/40	1,517	1,559
7.00%, 01/15/33 - 05/15/33	4	5
5.00%, 06/20/33 - 06/15/39	910	904
4.50%, 06/15/40 - 08/20/52	8,428	8,146
4.00%, 01/15/41 - 08/20/52	26,446	25,012
3.00%, 11/20/49 - 03/20/52	37,352	33,476
2.00%, 01/20/51 - 11/20/51	26,860	22,595
2.50%, 03/20/51 - 12/20/52	40,079	34,727
3.50%, 01/20/52 - 07/20/52	43,714	40,375
		757,356
U.S. Treasury Bond 3.9%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,753
3.25%, 05/15/42	1,826	1,629
3.38%, 08/15/42	68,429	62,089
4.00%, 11/15/42 - 11/15/52	71,482	72,600
3.88%, 02/15/43 - 05/15/43	51,686	50,423
2.50%, 02/15/45 - 05/15/46	50,200	38,677
2.88%, 08/15/45 - 05/15/52	59,495	49,266
3.00%, 05/15/47	5,470	4,604
2.75%, 08/15/47 - 11/15/47	21,494	17,287
3.63%, 02/15/53 - 05/15/53	50,758	48,753
		347,081
Collateralized Mortgage Obligations 0.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.62%, (SOFR 30-Day Average + 1.55%), 10/25/41 (e)	1,450	1,421
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,802	1,688
Series JM-4165, REMIC, 3.50%, 09/15/41	534	510
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,576	4,404
Series AH-4143, REMIC, 1.75%, 09/15/42	4,351	3,925
Series AB-4122, REMIC, 1.50%, 10/15/42	416	379
Series DJ-4322, REMIC, 3.00%, 05/15/43	558	531
Series CA-4758, REMIC, 3.00%, 07/15/47	5,641	5,142
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,725	4,458
Series DP-5170, REMIC, 2.00%, 07/25/50	9,506	8,150
Series 2020-M2-DNA5, REMIC, 7.87%, (SOFR 30-Day Average + 2.80%), 10/25/50 (e)	1,819	1,845
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	11,604	9,713
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 11.05%, (1 Month USD LIBOR + 5.90%), 10/25/28 (e)	589	628
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,032	941
Series 2013-Z-36, REMIC, 3.00%, 04/25/43	4,634	4,173
Series 2013-NZ-83, REMIC, 3.50%, 08/25/43	5,231	4,829
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	867	825
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,722	2,387
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	3,902	3,556
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,303	5,593
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,268	1,168
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,498	3,618
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	2	2
		69,886
Municipal 0.7%
Chicago Transit Authority
6.90%, 12/01/40	655	742
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	265
4.51%, 11/01/51	1,885	1,754
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	155
3.29%, 06/01/42	375	282
3.00%, 06/01/46	740	681
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	225
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	3,694
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	615
Illinois, State of
5.10%, 06/01/33	26,370	25,914
Kansas Development Finance Authority
5.37%, 05/01/26	1,400	1,391
Metropolitan Transportation Authority
6.20%, 11/15/26	140	141
7.34%, 11/15/39	75	93
6.09%, 11/15/40	405	444
6.81%, 11/15/40	3,700	4,004
5.18%, 11/15/49	1,330	1,211
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,904	5,597
New York State Thruway Authority
5.88%, 04/01/30	840	873
Oregon School Boards Association
4.76%, 06/30/28	287	282
Philadelphia, City of
6.55%, 10/15/28	5,225	5,519
Sacramento, City of
6.42%, 08/01/23	1,065	1,065
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,750	4,767
5.17%, 04/01/41	3,600	3,705
Utility Debt Securitization Authority
3.44%, 12/15/25	263	261
		63,680
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	7,043
Series K-A2-150, REMIC, 3.71%, 09/25/32 (e)	3,125	2,931
Series K-A2-156, REMIC, 4.43%, 02/25/33 (e)	6,645	6,595
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	3,988
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 5.54%, (1 Month USD LIBOR + 0.40%), 10/25/24 (e)	172	170
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (e)	5,687	4,362
		25,089
Sovereign 0.0%
Government of Saudi Arabia
5.00%, 01/18/53 (f)	3,860	3,582
Total Government And Agency Obligations (cost $2,209,486)		2,102,565
CORPORATE BONDS AND NOTES 8.2%
Financials 2.5%
ACE Capital Trust II
9.70%, 04/01/30	525	622
American Express Company
5.04%, 05/01/34	19,499	19,073
American International Group, Inc.
3.40%, 06/30/30	2,719	2,411
Aviation Capital Group LLC
1.95%, 09/20/26 (f)	8,865	7,686

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Bank of America Corporation
1.73%, 07/22/27	7,535	6,724
3.97%, 02/07/30	2,065	1,914
3.19%, 07/23/30	2,210	1,949
2.30%, 07/21/32	4,630	3,701
BNP Paribas
2.82%, 11/19/25 (f) (g)	3,570	3,400
Capital One Financial Corporation
6.31%, 06/08/29	4,515	4,487
6.38%, 06/08/34	9,942	9,871
Credit Agricole SA
4.38%, 03/17/25 (f) (g)	5,055	4,871
5.51%, 07/05/33 (f) (g)	5,815	5,855
Credit Suisse AG
7.50%, 02/15/28	15,698	16,689
Danske Bank A/S
1.62%, 09/11/26 (f)	8,775	7,868
Deutsche Bank Aktiengesellschaft
6.72%, 01/18/29 (g)	4,255	4,270
HSBC Holdings PLC
7.39%, 11/03/28	6,134	6,476
2.80%, 05/24/32	2,640	2,137
Intercontinental Exchange, Inc.
4.00%, 09/15/27	6,304	6,145
4.35%, 06/15/29	25,939	25,406
JPMorgan Chase & Co.
5.35%, 06/01/34	12,546	12,667
6.40%, 05/15/38	425	475
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	500
Manufacturers and Traders Trust Company
4.70%, 01/27/28	5,363	5,057
Morgan Stanley
5.25%, 04/21/34	2,204	2,174
5.95%, 01/19/38	3,867	3,815
Nasdaq, Inc.
5.55%, 02/15/34	3,295	3,308
5.95%, 08/15/53	935	957
6.10%, 06/28/63	870	890
The Allstate Corporation
5.25%, 03/30/33	2,505	2,497
The Bank of New York Mellon Corporation
4.97%, 04/26/34	12,347	12,100
The Goldman Sachs Group, Inc.
5.70%, 11/01/24	14,496	14,472
1.43%, 03/09/27	17,135	15,321
Wells Fargo & Company
4.90%, 07/25/33	9,999	9,595
		225,383
Energy 1.3%
BP Capital Markets America Inc.
4.81%, 02/13/33	18,125	17,877
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (h)	3,891	3,539
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (f)	7,930	7,957
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (f)	9,486	8,105
Enterprise Products Operating LLC
5.35%, 01/31/33	11,513	11,710
Equinor ASA
3.00%, 04/06/27	11,800	11,045
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (f)	18,026	15,327
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (f)	2,861	2,624
3.45%, 10/15/27 (f)	465	416
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (f)	6,255	6,388
6.51%, 02/23/42 (f)	4,720	4,896
Hess Corporation
7.30%, 08/15/31	7,695	8,423
Occidental Petroleum Corporation
6.20%, 03/15/40	9,786	9,690
Var Energi ASA
8.00%, 11/15/32 (f)	8,750	9,291
		117,288
Utilities 1.1%
Boston Gas Company
3.15%, 08/01/27 (f)	960	873
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	10,394	10,400
CMS Energy Corporation
4.75%, 06/01/50	4,502	3,855
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,526
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (h)	4,863	4,097
3.38%, 04/01/30	186	167
Edison International
5.25%, 11/15/28	5,978	5,816
Florida Power & Light Company
5.05%, 04/01/28	1,180	1,190
Georgia Power Company
4.70%, 05/15/32	7,824	7,568
4.75%, 09/01/40	1,085	992
5.13%, 05/15/52	12,410	12,088
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	522
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,350
Metropolitan Edison Company
5.20%, 04/01/28 (f)	390	386
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (i)	1,065	1,071
Pacific Gas And Electric Company
4.50%, 07/01/40	17,401	13,524
Pennsylvania Electric Company
5.15%, 03/30/26 (f)	305	300
Sempra Energy
4.13%, 04/01/52 (b)	6,298	5,099
Southern California Edison Company
3.70%, 08/01/25	735	706
5.88%, 12/01/53	5,856	5,981
Texas Electric Market Stabilization Funding N LLC
4.26%, 08/01/34 (f)	7,817	7,442
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,065
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	8,627
		97,645
Consumer Staples 0.7%
Ashtead Capital, Inc.
2.45%, 08/12/31 (f)	11,939	9,385
5.50%, 08/11/32 (f)	2,800	2,709
5.55%, 05/30/33 (f)	1,920	1,870
Bacardi Limited
5.25%, 01/15/29 (f)	2,400	2,382
5.90%, 06/15/43 (f)	2,950	2,975
ERAC USA Finance LLC
4.90%, 05/01/33 (f)	9,584	9,380
5.40%, 05/01/53 (f)	3,592	3,587
Philip Morris International Inc.
5.13%, 11/17/27 - 02/15/30	11,115	11,050
5.63%, 11/17/29	2,670	2,721
5.75%, 11/17/32	5,053	5,178
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,506
The Estee Lauder Companies Inc.
5.15%, 05/15/53	6,335	6,464
		60,207
Communication Services 0.6%
Activision Blizzard, Inc.
4.50%, 06/15/47	5,660	5,222
2.50%, 09/15/50	4,043	2,597
AT&T Inc.
2.55%, 12/01/33	3,819	2,989
5.40%, 02/15/34	16,577	16,618

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
4.30%, 12/15/42 (b)	835	710
3.65%, 06/01/51	344	253
3.85%, 06/01/60	606	441
Charter Communications Operating, LLC
2.25%, 01/15/29	4,230	3,521
Comcast Corporation
3.95%, 10/15/25	4,345	4,238
5.65%, 06/15/35	165	173
6.50%, 11/15/35	34	38
3.25%, 11/01/39	7,622	6,042
Meta Platforms, Inc.
5.60%, 05/15/53	5,575	5,725
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	3,434	3,388
Verizon Communications Inc.
4.75%, 11/01/41	80	74
		52,029
Industrials 0.6%
DAE Funding LLC
1.55%, 08/01/24 (f)	10,435	9,898
Honeywell International Inc.
4.25%, 01/15/29	2,780	2,706
4.50%, 01/15/34	10,233	10,008
Penske Truck Leasing Co., L.P.
3.95%, 03/10/25 (f)	10,090	9,706
5.70%, 02/01/28 (f)	8,290	8,183
5.55%, 05/01/28 (f)	6,000	5,907
Trane Technologies Financing Limited
5.25%, 03/03/33	3,500	3,543
		49,951
Real Estate 0.5%
CBRE Services, Inc.
5.95%, 08/15/34	11,404	11,292
Extra Space Storage LP
5.70%, 04/01/28	9,212	9,206
5.50%, 07/01/30	2,380	2,361
Realty Income Corporation
4.90%, 07/15/33	24,687	23,641
VICI Properties Inc.
4.13%, 08/15/30 (f)	2,600	2,291
		48,791
Consumer Discretionary 0.4%
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (f)	2,965	2,951
5.13%, 01/19/28 (f)	940	932
Discovery Communications, LLC
4.00%, 09/15/55	3,395	2,247
Genting New York LLC
3.30%, 02/15/26 (f)	10,068	9,065
LKQ Corporation
5.75%, 06/15/28 (f)	2,540	2,525
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	418
7.30%, 07/01/38	285	290
6.75%, 06/15/39	285	274
Warnermedia Holdings, Inc.
4.05%, 03/15/29	19,737	18,037
		36,739
Health Care 0.4%
Alcon Finance Corporation
5.38%, 12/06/32 (f)	10,037	10,176
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,202
Children's National Medical Center
2.93%, 07/15/50	1,895	1,238
Dignity Health
3.81%, 11/01/24	1,703	1,655
Mercy Health
3.56%, 08/01/27	4,070	3,832
Pfizer Investment Enterprises Pte. Ltd
5.11%, 05/19/43	9,810	9,818
Sutter Health
2.29%, 08/15/30	1,555	1,286
The Toledo Hospital
5.75%, 11/15/38	1,475	1,437
		31,644
Information Technology 0.1%
Oracle Corporation
3.65%, 03/25/41	13,950	10,753
Total Corporate Bonds And Notes (cost $750,619)		730,430
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
Aaset 2019-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	488	354
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,433
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (e)	294	280
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,077
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 7.24%, (1 Month USD LIBOR + 2.05%), 11/15/28 (e)	3,450	3,436
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 6.49%, (1 Month USD LIBOR + 1.30%), 10/16/23 (e)	7,510	7,229
BX Trust 2021-LGCY
Series 2021-A-LGCY, 5.61%, 10/15/36 (e)	17,700	17,092
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 5.84%, (1 Month USD LIBOR + 0.65%), 08/17/26 (e)	7,920	7,520
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (i)	1,453	1,264
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	800	728
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,564	1,353
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	820	691
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	6,278	5,995
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,512	1,387
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (e)	3,235	2,718
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,231
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,027
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,751	5,883
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	193	165
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (i)	658	558
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f) (i)	1,301	1,031
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 5.96%, (1 Month Term SOFR + 0.81%), 03/15/38 (e)	1,435	1,398
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f) (i)	697	585
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	268	243
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	700	633
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (e)	377	359
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	8,344	8,182
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	2,013
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,821
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,362
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,201
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,037	1,729

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	729
Series 2021-A-3-A, 2.51%, 11/15/43	605	395
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	5,936	5,804
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	2,007
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	3,400	3,395
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	323	319
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 6.27%, (1 Month USD LIBOR + 1.08%), 11/15/23 (e)	8,820	8,556
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	743	654
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (e)	44	43
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	961	896
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	375	358
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	363	341
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,777
Total Non-U.S. Government Agency Asset-Backed Securities (cost $127,863)		119,252
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 4.78% (j) (k)	94,922	94,922
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 4.95% (j) (k)	65	65
Total Short Term Investments (cost $94,987)		94,987
Total Investments 99.6% (cost $7,542,248)		8,861,361
Other Derivative Instruments (0.0)%		(105)
Other Assets and Liabilities, Net 0.4%		32,122
Total Net Assets 100.0%		8,893,378
(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2023, the total payable for investments purchased on a delayed delivery basis was $38,608.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2023, the value and the percentage of net assets of these securities was $213,763 and 2.4% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2023.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	255	September 2023	28,922	36	(294)
United States 2 Year Note	364	October 2023	74,564	(11)	(547)
United States 5 Year Note	541	October 2023	57,967	(30)	(30)
				(5)	(871)
Short Contracts
United States 10 Year Ultra Bond	(303)	September 2023	(36,181)	(100)	295

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,473,331	340,796	—	5,814,127
Government And Agency Obligations	—	2,102,565	—	2,102,565
Corporate Bonds And Notes	—	730,430	—	730,430
Non-U.S. Government Agency Asset-Backed Securities	—	119,252	—	119,252
Short Term Investments	94,987	—	—	94,987
	5,568,318	3,293,043	—	8,861,361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	295	—	—	295
	295	—	—	295
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(871)	—	—	(871)
	(871)	—	—	(871)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 97.3%
Financials 18.7%
American International Group, Inc.	314	18,042
Blackstone Inc. - Class A	123	11,473
Chubb Limited	68	13,181
Fidelity National Information Services, Inc.	168	9,162
Intercontinental Exchange, Inc.	87	9,856
JPMorgan Chase & Co.	283	41,115
M&T Bank Corporation	152	18,750
MetLife, Inc.	327	18,498
Morgan Stanley	236	20,172
Raymond James Financial, Inc.	189	19,585
Regions Financial Corporation	857	15,273
Royal Bank of Canada	166	15,897
The PNC Financial Services Group, Inc.	129	16,199
		227,203
Health Care 15.8%
AstraZeneca PLC - ADR	206	14,711
Becton, Dickinson and Company	61	16,000
Elevance Health, Inc.	26	11,665
Eli Lilly and Company	24	11,468
Gilead Sciences, Inc.	233	17,943
Johnson & Johnson	173	28,696
Merck & Co., Inc.	297	34,312
Pfizer Inc.	1,149	42,146
UnitedHealth Group Incorporated	32	15,593
		192,534
Consumer Staples 13.3%
Archer-Daniels-Midland Company	223	16,820
Kellogg Company	233	15,698
Kenvue Inc. (a) (b)	219	5,782
Keurig Dr Pepper Inc.	513	16,043
Kimberly-Clark Corporation	78	10,723
Mondelez International, Inc. - Class A	141	10,290
Pernod Ricard	84	18,449
Philip Morris International Inc.	268	26,127
The Procter & Gamble Company	125	18,937
Unilever PLC - ADR	430	22,437
		161,306
Energy 10.0%
ConocoPhillips	354	36,718
Coterra Energy Inc.	620	15,676
Diamondback Energy, Inc.	97	12,703
EOG Resources, Inc.	305	34,953
Phillips 66	118	11,258
TC Energy Corporation (b)	268	10,825
		122,133
Industrials 9.6%
Canadian National Railway Company	112	13,532
Eaton Corporation Public Limited Company	64	12,903
Emerson Electric Co.	182	16,408
General Dynamics Corporation	82	17,685
Honeywell International Inc.	48	10,056
Johnson Controls International Public Limited Company	201	13,684
L3Harris Technologies, Inc.	49	9,620
Raytheon Technologies Corporation	100	9,845
Siemens Aktiengesellschaft - ADR	68	5,692
Siemens Aktiengesellschaft - Class N	44	7,353
		116,778
Information Technology 9.3%
Analog Devices, Inc.	58	11,298
Broadcom Inc.	24	20,899
Cisco Systems, Inc.	415	21,478
Corning Incorporated	354	12,418
NXP Semiconductors N.V.	73	14,979
Qualcomm Incorporated	160	19,013
TE Connectivity Ltd. (c)	90	12,646
		112,731
Utilities 7.3%
American Electric Power Company, Inc.	195	16,391
Atmos Energy Corporation	128	14,933
Exelon Corporation	501	20,403
NextEra Energy, Inc.	273	20,237
Sempra Energy	112	16,265
		88,229
Consumer Discretionary 4.9%
Lennar Corporation - Class A	96	11,986
The Home Depot, Inc.	103	32,061
The TJX Companies, Inc.	191	16,169
		60,216
Materials 4.2%
Barrick Gold Corporation	420	7,112
Celanese Corporation - Class A	68	7,866
LyondellBasell Industries N.V. - Class A	130	11,982
PPG Industries, Inc.	82	12,110
Rio Tinto PLC - ADR	197	12,576
		51,646
Real Estate 2.8%
Crown Castle Inc.	137	15,578
Host Hotels & Resorts, Inc.	393	6,620
Welltower OP LLC	149	12,044
		34,242
Communication Services 1.4%
Comcast Corporation - Class A	409	16,982
Total Common Stocks (cost $1,151,640)		1,184,000
PREFERRED STOCKS 1.2%
Health Care 1.2%
Roche Holding AG	45	13,830
Total Preferred Stocks (cost $15,009)		13,830
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	7,782	7,782
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	3,554	3,554
Total Short Term Investments (cost $11,336)		11,336
Total Investments 99.4% (cost $1,177,985)		1,209,166
Other Assets and Liabilities, Net 0.6%		7,254
Total Net Assets 100.0%		1,216,420

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of June 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	11,336	12,646	1.0

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,158,198	25,802	—	1,184,000
Preferred Stocks	13,830	—	—	13,830
Short Term Investments	11,336	—	—	11,336
	1,183,364	25,802	—	1,209,166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.9%
United States of America 60.5%
Agree Realty Corporation	156	10,206
American Homes 4 Rent - Class A	304	10,777
American Tower Corporation	47	9,117
AvalonBay Communities, Inc.	137	25,862
Brixmor Property Group Inc.	721	15,872
Caretrust REIT, Inc. (a)	533	10,594
CBRE Group, Inc. - Class A (b)	65	5,261
Corporate Office Properties Trust	120	2,846
Cubesmart, L.P.	256	11,421
EastGroup Properties, Inc.	60	10,446
Empire State Realty Trust, Inc. - Class A	1,064	7,972
Equinix, Inc.	49	38,328
Getty Realty Corp.	247	8,352
HCA Healthcare, Inc.	21	6,467
Hyatt Hotels Corporation - Class A	53	6,018
Iron Mountain Incorporated	177	10,043
Phillips Edison & Company, Inc. (a)	248	8,459
Plymouth Industrial REIT, Inc.	381	8,773
ProLogis Inc.	421	51,576
Public Storage	74	21,588
Ryman Hospitality Properties, Inc.	78	7,236
Sun Communities, Inc.	64	8,341
Tanger Factory Outlet Centers, Inc.	342	7,553
UDR, Inc.	558	23,965
Ventas, Inc.	106	5,007
Veris Residential, Inc. (b)	533	8,551
VICI Properties Inc.	812	25,512
Welltower OP LLC	296	23,982
WillScot Mobile Mini Holdings Corp. - Class A (b)	123	5,871
Wynn Resorts, Limited	56	5,891
		401,887
Japan 11.4%
Comforia Residential REIT, Inc	5	11,977
Japan Hotel REIT Investment Corporation	13	6,389
JTower Inc. (a) (b)	67	3,222
Mitsui Fudosan Co., Ltd.	832	16,573
Nomura Real Estate Holdings, Inc.	431	10,218
Oriental Land Co., Ltd.	317	12,267
Sekisui House, Ltd.	359	7,262
Tokyu Fudosan Holdings Corporation	1,411	8,087
		75,995
United Kingdom 5.6%
Land Securities Group PLC	721	5,265
NewRiver REIT plc (c)	5,991	6,801
Safestore Holdings PLC	392	4,236
Shaftesbury Capital PLC	5,221	7,655
Taylor Wimpey PLC	4,363	5,694
Whitbread PLC	181	7,792
		37,443
Hong Kong 4.5%
CK Asset Holdings Limited	2,092	11,611
Sino Land Company Limited	5,308	6,540
Wharf Real Estate Investment Company Limited	2,363	11,842
		29,993
Australia 3.5%
Goodman Funding Pty Ltd	861	11,567
Stockland Corporation Ltd	4,337	11,668
		23,235
France 3.3%
Gecina (a)	109	11,612
Klepierre	426	10,554
		22,166
Singapore 2.0%
Capitaland Investment Limited	2,628	6,453
Keppel DC REIT Management Pte. Ltd.	4,389	7,026
		13,479
Canada 1.8%
Boardwalk Real Estate Investment Trust (a)	247	11,594
United Arab Emirates 1.1%
Emaar Properties PJSC	3,989	6,962
Spain 1.0%
Cellnex Telecom, S.A. (c)	171	6,912
Germany 1.0%
TAG Immobilien AG (b)	716	6,779
Mexico 1.0%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	1,552	5,036
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V. - ADR (b)	42	1,340
		6,376
Sweden 0.8%
AB Sagax - Class B	254	5,021
Thailand 0.8%
Central Pattana Public Company Limited	2,710	5,012
Switzerland 0.6%
PSP Swiss Property AG - Class N	37	4,149
Total Common Stocks (cost $657,515)		657,003
SHORT TERM INVESTMENTS 2.8%
Securities Lending Collateral 2.4%
JNL Government Money Market Fund - Class SL, 4.95% (d) (e)	15,943	15,943
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 4.78% (d) (e)	2,598	2,598
Total Short Term Investments (cost $18,541)		18,541
Total Investments 101.7% (cost $676,056)		675,544
Other Assets and Liabilities, Net (1.7)%		(11,559)
Total Net Assets 100.0%		663,985

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	04/28/21	8,665	6,912	1.1
NewRiver REIT plc	12/02/22	6,360	6,801	1.0
		15,025	13,713	2.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	401,887	—	—	401,887
Japan	—	75,995	—	75,995
United Kingdom	—	37,443	—	37,443
Hong Kong	—	29,993	—	29,993
Australia	—	23,235	—	23,235
France	—	22,166	—	22,166
Singapore	—	13,479	—	13,479
Canada	11,594	—	—	11,594
United Arab Emirates	6,962	—	—	6,962
Spain	—	6,912	—	6,912
Germany	—	6,779	—	6,779
Mexico	6,376	—	—	6,376
Sweden	—	5,021	—	5,021
Thailand	—	5,012	—	5,012
Switzerland	—	4,149	—	4,149
Short Term Investments	18,541	—	—	18,541
	445,360	230,184	—	675,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 58.7%
Discount Notes 33.2%
FHLBanks Office of Finance
4.78%, 07/05/23 (a) (b)	117,000	116,939
4.92%, 07/07/23 (a) (b)	130,025	129,921
4.77%, 07/14/23 (a) (b)	10,637	10,619
4.77%, 07/19/23 (a) (b)	96,254	96,028
4.80%, 07/21/23 (a) (b)	54,677	54,534
4.80%, 08/02/23 (a) (b)	34,000	33,857
4.78%, 08/04/23 (a) (b)	47,500	47,289
4.88%, 08/09/23 (a) (b)	16,525	16,439
5.06%, 08/11/23 (a) (b)	65,200	64,829
5.03%, 08/16/23 (a) (b)	81,575	81,058
5.22%, 08/23/23 (a) (b)	33,600	33,345
5.05%, 08/25/23 (a) (b)	32,400	32,154
5.06%, 09/06/23 (a) (b)	50,000	49,536
4.09%, 09/21/23 (a) (b)	27,100	26,851
4.87%, 09/29/23 - 10/13/23 (a) (b)	91,046	89,877
4.88%, 10/11/23 (a) (b)	98,625	97,279
4.98%, 10/20/23 (a) (b)	49,000	48,257
4.99%, 10/25/23 (a) (b)	16,350	16,091
		1,044,903
U.S. Treasury Bill 16.3%
Treasury, United States Department of
5.20%, 07/05/23 (a)	164,000	163,907
3.00%, 07/13/23 (a)	30,500	30,470
5.19%, 08/08/23 (a)	32,550	32,374
5.19%, 08/10/23 (a)	112,950	112,307
5.25%, 09/28/23 (a)	96,500	95,264
4.77%, 10/05/23 (a)	32,990	32,576
4.96%, 11/09/23 (a)	46,817	45,984
		512,882
U.S. Government Agency Obligations 9.2%
Council of Federal Home Loan Banks
5.31%, 05/22/24 (b)	56,945	56,945
5.46%, 07/19/24 (b)	31,775	31,775
5.55%, 07/19/24 (b)	31,775	31,775
5.52%, 07/23/24 (b)	29,475	29,475
Federal Farm Credit Banks Consolidated Systemwide Bonds
5.10%, (SOFR + 0.04%), 07/12/23 (b) (c)	10,370	10,370
5.11%, (SOFR + 0.05%), 09/29/23 (b) (c)	12,380	12,380
Federal Home Loan Bank of New York
4.88%, 11/07/23 - 12/07/23 (b)	3,040	3,039
5.00%, 11/09/23 (b)	14,860	14,858
Federal Home Loan Bank of Pittsburgh
4.25%, 07/12/23 (b)	45,000	44,999
4.50%, 07/20/23 (b)	50,000	49,998
Federal National Mortgage Association, Inc.
2.88%, 09/12/23 (b)	2,900	2,892
		288,506
Total Government And Agency Obligations (cost $1,846,291)		1,846,291
REPURCHASE AGREEMENTS 32.8%
Repurchase Agreements (d)		1,032,200
Total Repurchase Agreements (cost $1,032,200)		1,032,200
Total Investments 91.5% (cost $2,878,491)		2,878,491
Other Assets and Liabilities, Net 8.5%		269,057
Total Net Assets 100.0%		3,147,548

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) For repurchase agreements held at June 30, 2023, see Repurchase Agreements in the Schedules of Investments.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 1.13%-4.63%, due 1/15/25-3/15/26	52,132	51,510	5.05	06/30/23	07/03/23	50,521	50,500	50,500
BNP	Federal Home Loan Martgage Corporation, 4.00%-6.50%, due 11/1/28-7/1/41	233	224
	Treasury, United States Department of, 0.25%-4.63%, due 4/30/24-2/15/32	44,404	41,525
	Government National Mortgage Association, 3.00%-7.00%, due 3/15/29-3/20/53	50,585	50,705
	Federal National Mortgage Association, Inc., 2.00%-8.00%, due 12/1/36-9/1/52	5,150	5,058
		100,372	97,512	5.05	06/30/23	07/03/23	95,640	95,600	95,600
BNP	Treasury, United States Department of, 0.00%-5.42%, due 8/15/23-5/15/52	152,875	145,554	5.04	06/30/23	07/03/23	142,760	142,700	142,700
BNS	Treasury, United States Department of, 0.00%-4.38%, due 11/30/23-2/15/50	162,888	154,085	5.04	06/30/23	07/03/23	151,063	151,000	151,000
BOA	Treasury, United States Department of, 0.50%, due 10/31/27	61,189	52,224	5.06	06/30/23	07/03/23	51,222	51,200	51,200
DUB	Treasury, United States Department of, 3.88%-4.00%, due 6/30/28-2/15/43	149,238	147,696	5.05	06/30/23	07/03/23	144,861	144,800	144,800
GSC	Government National Mortgage Association, 2.94%-6.00%, due 7/20/45-5/15/62	112,328	101,312
	Federal National Mortgage Association, Inc., 2.00%-4.50%, due 2/1/37-11/1/51	36,750	34,208
	Federal Home Loan Mortgage Corporation, 2.50%-5.00%, due 2/1/34-12/1/51	2,070	1,772
		151,148	137,292	5.05	06/30/23	07/03/23	134,657	134,600	134,600
JPM	Treasury, United States Department of, 0.00%-6.13%, due 10/26/23-11/15/27	166,086	165,240	5.05	06/30/23	07/03/23	162,068	162,000	162,000
NAT	Treasury, United States Department of, 0.75%-3.38%, due 3/31/26-5/15/50	25,862	23,436
	Federal Home Loan Bank, 2.84%-3.00%, due 2/24/37-1/27/42	20,900	17,160
		46,762	40,596	5.05	06/30/23	07/03/23	39,817	39,800	39,800
RBC	Treasury, United States Department of, 0.00%-5.29%, due 7/13/23-7/31/24	62,541	61,200	5.05	06/30/23	07/03/23	60,025	60,000	60,000
									1,032,200

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,846,291	—	1,846,291
Repurchase Agreements	—	1,032,200	—	1,032,200
	—	2,878,491	—	2,878,491

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.3%
Financials 23.1%
American International Group, Inc.	434	24,965
Ares Management Corporation - Class A	253	24,391
Blackstone Inc. - Class A	151	14,072
Chubb Limited	118	22,676
Global Payments Inc.	143	14,103
Intercontinental Exchange, Inc.	162	18,298
JPMorgan Chase & Co.	354	51,418
LPL Financial Holdings Inc.	60	13,031
M&T Bank Corporation	202	25,006
MetLife, Inc.	461	26,074
Morgan Stanley	270	23,067
New York Community Bancorp, Inc. - Series A (a)	1,818	20,437
Raymond James Financial, Inc.	211	21,925
The PNC Financial Services Group, Inc.	191	24,065
		323,528
Health Care 15.6%
AstraZeneca PLC - ADR	265	18,937
Becton, Dickinson and Company	88	23,184
Boston Scientific Corporation (b)	384	20,751
Centene Corporation (b)	351	23,640
Elevance Health, Inc.	61	26,964
Eli Lilly and Company	30	14,091
Merck & Co., Inc.	277	31,956
Pfizer Inc.	999	36,631
UnitedHealth Group Incorporated	49	23,309
		219,463
Information Technology 11.9%
Amdocs Limited	161	15,914
Analog Devices, Inc.	129	25,180
Cisco Systems, Inc.	754	38,997
Corning Incorporated	690	24,190
F5, Inc. (b)	128	18,706
NXP Semiconductors N.V.	112	22,930
Qualcomm Incorporated	173	20,609
		166,526
Industrials 11.3%
Emerson Electric Co.	202	18,247
Fortune Brands Innovations, Inc.	263	18,924
General Dynamics Corporation	87	18,795
Johnson Controls International Public Limited Company	405	27,628
Knight-Swift Transportation Holdings Inc. - Class A	258	14,322
L3Harris Technologies, Inc.	94	18,410
Raytheon Technologies Corporation	252	24,645
The Middleby Corporation (b)	122	18,106
		159,077
Energy 7.5%
ConocoPhillips	276	28,620
Coterra Energy Inc.	767	19,407
Diamondback Energy, Inc.	125	16,432
EOG Resources, Inc.	170	19,490
Phillips 66	224	21,345
		105,294
Consumer Discretionary 6.8%
Gentex Corporation	684	20,027
H & R Block, Inc.	535	17,048
Lennar Corporation - Class A	138	17,348
LKQ Corporation	346	20,175
The Home Depot, Inc.	44	13,795
Victoria's Secret & Co. (b)	429	7,476
		95,869
Real Estate 5.6%
CBRE Group, Inc. - Class A (b)	220	17,774
Gaming and Leisure Properties, Inc.	416	20,160
Host Hotels & Resorts, Inc.	962	16,185
Welltower OP LLC	311	25,130
		79,249
Utilities 5.2%
Atmos Energy Corporation	158	18,358
Exelon Corporation	458	18,662
Sempra Energy	133	19,351
The AES Corporation	818	16,961
		73,332
Communication Services 4.2%
Alphabet Inc. - Class C (b)	179	21,689
Electronic Arts Inc.	166	21,520
Omnicom Group Inc.	162	15,451
		58,660
Consumer Staples 4.0%
Archer-Daniels-Midland Company	275	20,743
Keurig Dr Pepper Inc.	489	15,282
Unilever PLC - ADR	375	19,529
		55,554
Materials 2.1%
Axalta Coating Systems Ltd. (b)	453	14,873
Sealed Air Corporation	351	14,046
		28,919
Total Common Stocks (cost $1,202,218)		1,365,471
PREFERRED STOCKS 1.1%
Health Care 1.1%
Roche Holding AG	49	14,936
Total Preferred Stocks (cost $13,777)		14,936
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 4.78% (c) (d)	20,816	20,816
Total Short Term Investments (cost $20,816)		20,816
Total Investments 99.9% (cost $1,236,811)		1,401,223
Other Assets and Liabilities, Net 0.1%		1,236
Total Net Assets 100.0%		1,402,459

(a) All or a portion of the security was on loan as of June 30, 2023.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2023.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 3 in the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,365,471	—	—	1,365,471
Preferred Stocks	14,936	—	—	14,936
Short Term Investments	20,816	—	—	20,816
	1,401,223	—	—	1,401,223

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund - Class I is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2023. The following table details the investments held during the period ended June 30, 2023.

JNL Government Money Market Fund - Class I	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	4,412	24,259	22,887	120	5,784	1.8
JNL iShares Tactical Moderate Fund	6,047	16,933	18,008	126	4,972	2.5
JNL iShares Tactical Moderate Growth Fund	6,079	14,780	14,719	137	6,140	2.0
JNL/Vanguard Growth ETF Allocation Fund	—	29,833	29,304	11	529	—
JNL/Vanguard Moderate ETF Allocation Fund	644	24,806	25,282	13	168	—
JNL/Vanguard Moderate Growth ETF Allocation Fund	—	20,122	20,122	10	—	—
JNL Bond Index Fund	41,035	75,553	73,200	962	43,388	4.2
JNL Emerging Markets Index Fund	5,014	71,491	64,221	237	12,284	1.4
JNL International Index Fund	5,152	127,618	123,192	239	9,578	0.4
JNL Mid Cap Index Fund	30,703	152,533	155,957	617	27,279	0.8
JNL Small Cap Index Fund	5,239	127,668	123,557	182	9,350	0.4
JNL Multi-Manager Alternative Fund	150,931	451,982	437,244	3,670	165,669	15.5
JNL Multi-Manager Emerging Markets Equity Fund	9,939	99,019	96,098	359	12,860	1.4
JNL Multi-Manager International Small Cap Fund	6,260	83,553	76,379	200	13,434	2.1
JNL Multi-Manager Mid Cap Fund	46,305	267,069	247,657	1,359	65,717	4.3
JNL Multi-Manager Small Cap Growth Fund	43,450	473,210	427,265	1,538	89,395	3.9
JNL Multi-Manager Small Cap Value Fund	57,399	166,024	162,584	1,154	60,839	3.6
JNL Multi-Manager U.S. Select Equity Fund	15,054	90,768	101,510	282	4,312	1.2
JNL S&P 500 Index Fund	4,327	28,917	30,250	77	2,994	0.9
JNL/AB Sustainable Global Thematic Fund	656	5,670	5,720	17	606	3.7
JNL/AQR Large Cap Defensive Style Fund	18,590	31,033	37,032	429	12,591	3.2
JNL/Baillie Gifford International Growth Fund	13,416	91,155	86,116	289	18,455	2.3
JNL/Baillie Gifford U.S. Equity Growth Fund	3,665	9,336	12,870	18	131	0.2
JNL/BlackRock Global Allocation Fund	436,246	1,007,163	1,077,416	9,147	365,993	12.6
JNL/BlackRock Global Natural Resources Fund	44,981	257,449	256,964	769	45,466	3.6
JNL/BlackRock Large Cap Select Growth Fund	17,205	258,784	273,053	168	2,936	0.1
JNL/Causeway International Value Select Fund	2,114	289,742	246,188	795	45,668	2.7
JNL/ClearBridge Large Cap Growth Fund	28,519	141,136	154,872	534	14,783	0.9
JNL/DFA International Core Equity Fund	432	32,854	31,663	38	1,623	0.6
JNL/DFA U.S. Core Equity Fund	3,078	60,327	61,399	59	2,006	0.2
JNL/DFA U.S. Small Cap Fund	2,167	52,677	53,730	38	1,114	0.2
JNL/DoubleLine Core Fixed Income Fund	131,175	284,327	382,645	2,364	32,857	1.2
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	98,918	98,881	116	37	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	16,461	398,913	326,063	1,747	89,311	4.6
JNL/DoubleLine Total Return Fund	38,251	177,857	195,766	531	20,342	1.0
JNL/Fidelity Institutional Asset Management Total Bond Fund	75,182	383,133	373,603	1,810	84,712	5.6
JNL/First Sentier Global Infrastructure Fund	10,034	71,238	78,329	174	2,943	0.3
JNL/Franklin Templeton Income Fund	20,204	215,259	219,174	504	16,289	1.0
JNL/Goldman Sachs 4 Fund	27,546	251,473	257,947	457	21,072	0.4
JNL/GQG Emerging Markets Equity Fund	14,833	124,799	133,433	285	6,199	0.9
JNL/Harris Oakmark Global Equity Fund	8,183	92,876	77,204	397	23,855	3.0
JNL/Heitman U.S. Focused Real Estate Fund	—	33,206	30,341	21	2,865	1.4
JNL/Invesco Diversified Dividend Fund	45,346	91,638	97,740	894	39,244	3.8
JNL/Invesco Global Growth Fund	10,713	90,530	86,624	130	14,619	0.9
JNL/Invesco Small Cap Growth Fund	59,866	185,775	171,795	1,208	73,846	4.3
JNL/JPMorgan Global Allocation Fund	47,180	364,053	396,880	645	14,353	1.4
JNL/JPMorgan Hedged Equity Fund	4,561	67,785	53,847	286	18,499	2.2
JNL/JPMorgan MidCap Growth Fund	63,740	266,105	292,543	1,102	37,302	1.2
JNL/JPMorgan U.S. Government & Quality Bond Fund	79,719	114,486	114,710	1,761	79,495	4.9
JNL/JPMorgan U.S. Value Fund	43,344	67,014	97,212	493	13,146	0.8
JNL/Lazard International Strategic Equity Fund	13,986	71,203	79,287	241	5,902	1.2
JNL/Loomis Sayles Global Growth Fund	3,078	74,193	69,584	116	7,687	1.2
JNL/Lord Abbett Short Duration Income Fund	9,927	233,926	240,543	218	3,310	0.3
JNL/Mellon Communication Services Sector Fund	436	120,869	116,648	94	4,657	1.1
JNL/Mellon Consumer Discretionary Sector Fund	2,240	117,128	112,495	117	6,873	0.5
JNL/Mellon Consumer Staples Sector Fund	555	76,357	75,930	41	982	0.2
JNL/Mellon Dow Index Fund	16,914	81,603	87,815	188	10,702	0.9
JNL/Mellon Energy Sector Fund	24,350	234,368	251,686	109	7,032	0.3
JNL/Mellon Financial Sector Fund	2,948	123,220	122,268	101	3,900	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Government Money Market Fund - Class I	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Healthcare Sector Fund	11,295	157,431	163,716	134	5,010	0.1
JNL/Mellon Industrials Sector Fund	1,063	39,286	38,718	23	1,631	0.8
JNL/Mellon Information Technology Sector Fund	7,645	204,413	172,799	463	39,259	0.8
JNL/Mellon Materials Sector Fund	1,111	56,249	56,497	32	863	0.4
JNL/Mellon Nasdaq 100 Index Fund	44,789	437,397	359,621	1,804	122,565	1.9
JNL/Mellon Real Estate Sector Fund	202	14,036	13,418	11	820	0.5
JNL/Mellon S&P 500 Index Fund	90,383	318,243	229,038	2,360	179,588	1.5
JNL/Mellon U.S. Stock Market Index Fund	17,579	277,484	264,621	390	30,442	0.6
JNL/Mellon Utilities Sector Fund	3,485	49,214	52,699	27	—	—
JNL/Mellon World Index Fund	7,040	11,727	15,473	85	3,294	0.8
JNL/MFS Mid Cap Value Fund	32,194	162,763	166,277	471	28,680	1.5
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	2,250	2,250	1	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	31,850	30,828	21	1,022	0.4
JNL/Morningstar Wide Moat Index Fund	3,984	159,726	150,792	190	12,918	1.1
JNL/Neuberger Berman Commodity Strategy Fund	42,652	248,165	265,058	577	25,759	10.7
JNL/Neuberger Berman Gold Plus Strategy Fund	1,930	37,271	37,671	79	1,530	5.9
JNL/Neuberger Berman Strategic Income Fund	29,929	187,308	193,793	350	23,444	3.4
JNL/Newton Equity Income Fund	110,341	457,789	517,166	1,193	50,964	2.9
JNL/PIMCO Real Return Fund	—	2,371	2,371	1	—	—
JNL/PPM America Floating Rate Income Fund	99,489	234,571	300,020	1,185	34,040	2.9
JNL/PPM America High Yield Bond Fund	27,807	242,980	193,108	1,241	77,679	5.5
JNL/PPM America Total Return Fund	500	420,379	393,999	954	26,880	1.8
JNL/RAFI Fundamental U.S. Small Cap Fund	3	30,382	29,874	20	511	0.1
JNL/RAFI Multi-Factor U.S. Equity Fund	1,310	77,276	74,807	70	3,779	0.2
JNL/T. Rowe Price Balanced Fund	—	19,072	18,500	12	572	0.1
JNL/T. Rowe Price Capital Appreciation Fund	14,082	186,174	200,256	164	—	—
JNL/T. Rowe Price Established Growth Fund	2,430	66,585	67,015	66	2,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	1,645	63,153	62,865	68	1,933	—
JNL/T. Rowe Price Short-Term Bond Fund	2,584	91,937	89,116	64	5,405	0.4
JNL/T. Rowe Price U.S. High Yield Fund	—	11,379	11,379	5	—	—
JNL/T. Rowe Price Value Fund	—	65,180	65,180	63	—	—
JNL/WCM China Quality Growth Fund	433	3,894	4,277	6	50	0.9
JNL/WCM Focused International Equity Fund	30,138	162,257	125,487	965	66,908	4.4
JNL/Westchester Capital Event Driven Fund	6,617	70,337	73,433	89	3,521	2.9
JNL/Western Asset Global Multi-Sector Bond Fund	5,823	37,145	40,627	157	2,341	0.6
JNL/William Blair International Leaders Fund	4,843	98,133	82,650	239	20,326	2.4
JNL/WMC Balanced Fund	541,031	865,093	1,311,202	2,450	94,922	1.1
JNL/WMC Equity Income Fund	14,785	192,884	204,115	250	3,554	0.3
JNL/WMC Global Real Estate Fund	13,607	91,532	102,541	108	2,598	0.4
JNL/WMC Value Fund	6,744	131,402	117,330	319	20,816	1.5

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund	2,115	20,468	21,575	67	1,009	0.1
JNL/T. Rowe Price Balanced Fund	9,951	30,203	27,778	203	12,377	2.6
JNL/T. Rowe Price Capital Appreciation Fund	839,014	1,787,327	1,553,408	18,345	1,072,933	8.7
JNL/T. Rowe Price Established Growth Fund	343,135	630,863	962,484	1,373	11,514	0.1
JNL/T. Rowe Price Mid-Cap Growth Fund	188,148	231,082	233,525	4,643	185,706	3.5
JNL/T. Rowe Price Short-Term Bond Fund	5,998	232,697	227,745	240	10,950	0.7
JNL/T. Rowe Price U.S. High Yield Fund	14,514	108,845	109,386	354	13,973	2.7
JNL/T. Rowe Price Value Fund	56,745	332,272	370,169	384	18,847	0.4

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund or JNL Government Money Market Fund - Class SL, which are affiliates of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund and JNL Government Money Market Fund. The Fund receives income from the investments in the JNL Securities Lending Collateral Fund or JNL Government Money Market Fund - Class SL, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2023.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Government Money Market Fund - Class SL	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	—	65,948	59,547	16	6,401	2.0
JNL iShares Tactical Moderate Fund	—	58,324	56,963	16	1,361	0.7
JNL iShares Tactical Moderate Growth Fund	—	82,719	76,818	39	5,901	1.9
JNL/Vanguard Growth ETF Allocation Fund	—	124,532	121,511	31	3,021	0.1
JNL/Vanguard Moderate ETF Allocation Fund	—	74,211	65,600	5	8,611	1.6
JNL/Vanguard Moderate Growth ETF Allocation Fund	—	164,708	146,669	7	18,039	2.0
JNL Bond Index Fund	—	8,677	6,112	8	2,565	0.2
JNL Emerging Markets Index Fund	—	7,383	4,757	6	2,626	0.3
JNL International Index Fund	—	49,368	46,900	53	2,468	0.1
JNL Mid Cap Index Fund	—	51,444	38,517	32	12,927	0.4
JNL Small Cap Index Fund	—	33,726	18,188	4	15,538	0.6
JNL Multi-Manager Alternative Fund	—	37,118	36,156	8	962	0.1
JNL Multi-Manager Emerging Markets Equity Fund	—	2,843	249	2	2,594	0.3
JNL Multi-Manager International Small Cap Fund	—	8,924	6,956	7	1,968	0.3
JNL Multi-Manager Mid Cap Fund	—	16,159	13,275	9	2,884	0.2
JNL Multi-Manager Small Cap Growth Fund	—	77,540	54,839	53	22,701	1.0
JNL Multi-Manager Small Cap Value Fund	—	43,760	34,902	17	8,858	0.5
JNL S&P 500 Index Fund	—	1,011	733	—	278	0.1
JNL/AB Sustainable Global Thematic Fund	—	48	48	—	—	—
JNL/AQR Large Cap Defensive Style Fund	—	4,965	4,965	—	—	—
JNL/Baillie Gifford International Growth Fund	—	9,273	2,702	3	6,571	0.8
JNL/Baillie Gifford U.S. Equity Growth Fund	—	2,704	2,407	1	297	0.3
JNL/BlackRock Global Allocation Fund	—	144,056	116,779	80	27,277	0.9
JNL/BlackRock Global Natural Resources Fund	—	112,454	112,416	127	38	—
JNL/Causeway International Value Select Fund	—	201,859	198,688	177	3,171	0.2
JNL/ClearBridge Large Cap Growth Fund	—	34,302	34,302	22	—	—
JNL/DFA International Core Equity Fund	—	10,706	8,422	8	2,284	0.8
JNL/DFA U.S. Core Equity Fund	—	3,392	2,222	2	1,170	0.1
JNL/DFA U.S. Small Cap Fund	—	7,572	5,361	4	2,211	0.4
JNL/DoubleLine Core Fixed Income Fund	—	390,140	385,278	21	4,862	0.2
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	11,715	10,171	11	1,544	0.3
JNL/Fidelity Institutional Asset Management Total Bond Fund	—	64,057	57,314	15	6,743	0.4
JNL/First Sentier Global Infrastructure Fund	—	56,296	56,296	33	—	—
JNL/Franklin Templeton Income Fund	—	71,887	49,251	109	22,636	1.4
JNL/Goldman Sachs 4 Fund	—	75,201	75,201	28	—	—
JNL/GQG Emerging Markets Equity Fund	—	8,174	8,174	4	—	—
JNL/Harris Oakmark Global Equity Fund	—	48,033	48,033	86	—	—
JNL/Heitman U.S. Focused Real Estate Fund	—	4,900	2,625	2	2,275	1.1
JNL/Invesco Global Growth Fund	—	37,802	26,348	13	11,454	0.7
JNL/Invesco Small Cap Growth Fund	—	6,084	3,184	—	2,900	0.2
JNL/JPMorgan Global Allocation Fund	—	12,102	9,446	6	2,656	0.3
JNL/Lazard International Strategic Equity Fund	—	18,718	17,787	9	931	0.2
JNL/Lord Abbett Short Duration Income Fund	—	8,283	4,681	3	3,602	0.4
JNL/Mellon Communication Services Sector Fund	—	2,068	1,287	2	781	0.2
JNL/Mellon Consumer Discretionary Sector Fund	—	13,572	6,502	17	7,070	0.5
JNL/Mellon Consumer Staples Sector Fund	—	3,747	3,595	—	152	—
JNL/Mellon Energy Sector Fund	—	9,853	9,645	1	208	—
JNL/Mellon Financial Sector Fund	—	9,247	5,972	5	3,275	0.3
JNL/Mellon Healthcare Sector Fund	—	7,232	6,117	4	1,115	—
JNL/Mellon Industrials Sector Fund	—	673	235	1	438	0.2
JNL/Mellon Information Technology Sector Fund	—	38,968	36,441	19	2,527	—
JNL/Mellon Materials Sector Fund	—	466	463	—	3	—
JNL/Mellon Nasdaq 100 Index Fund	—	78,240	57,449	66	20,791	0.3
JNL/Mellon Real Estate Sector Fund	—	6,067	4,652	5	1,415	0.8
JNL/Mellon S&P 500 Index Fund	—	589,459	492,176	436	97,283	0.8
JNL/Mellon U.S. Stock Market Index Fund	—	28,094	19,870	17	8,224	0.2
JNL/Mellon Utilities Sector Fund	—	1,193	1,193	1	—	—
JNL/Mellon World Index Fund	—	6,395	6,208	4	187	—
JNL/MFS Mid Cap Value Fund	—	5,391	5,391	4	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	3	3	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	—	1,172	744	—	428	0.2
JNL/Neuberger Berman Strategic Income Fund	—	21,357	14,409	30	6,948	1.0
JNL/Newton Equity Income Fund	—	63,738	63,426	10	312	—
JNL/PIMCO Income Fund	—	4,227	4,114	4	113	—
JNL/PIMCO Investment Grade Credit Bond Fund	—	15,428	10,135	23	5,293	0.6
JNL/PIMCO Real Return Fund	—	309	284	—	25	—
JNL/PPM America High Yield Bond Fund	—	85,475	57,356	82	28,119	2.0
JNL/PPM America Total Return Fund	—	12,602	9,696	8	2,906	0.2
JNL/RAFI Fundamental U.S. Small Cap Fund	—	5,367	3,465	3	1,902	0.5
JNL/RAFI Multi-Factor U.S. Equity Fund	—	4,010	2,654	—	1,356	0.1
JNL/T. Rowe Price Balanced Fund	—	10,435	8,387	10	2,048	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Government Money Market Fund - Class SL	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Capital Appreciation Fund	—	46,348	40,487	54	5,861	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	8,848	8,848	6	—	—
JNL/T. Rowe Price Short-Term Bond Fund	—	6,150	5,659	3	491	—
JNL/T. Rowe Price U.S. High Yield Fund	—	54,792	38,260	54	16,532	3.2
JNL/T. Rowe Price Value Fund	—	2,294	2,294	—	—	—
JNL/WCM Focused International Equity Fund	—	53,899	53,899	69	—	—
JNL/Western Asset Global Multi-Sector Bond Fund	—	13,605	9,975	13	3,630	0.9
JNL/William Blair International Leaders Fund	—	46,137	25,330	8	20,807	2.5
JNL/WMC Balanced Fund	—	30,535	30,470	13	65	—
JNL/WMC Equity Income Fund	—	22,358	14,576	7	7,782	0.6
JNL/WMC Global Real Estate Fund	—	32,970	17,027	24	15,943	2.4
JNL/WMC Value Fund	—	694	694	—	—	—

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL iShares Tactical Growth Fund	4,661	205,030	209,691	246	—	—
JNL iShares Tactical Moderate Fund	10,977	154,048	165,025	223	—	—
JNL iShares Tactical Moderate Growth Fund	4,935	168,547	173,482	195	—	—
JNL/Vanguard Growth ETF Allocation Fund	15,138	306,015	321,153	435	—	—
JNL/Vanguard Moderate ETF Allocation Fund	7,191	199,018	206,209	135	—	—
JNL/Vanguard Moderate Growth ETF Allocation Fund	10,460	382,561	393,021	386	—	—
JNL Bond Index Fund	1,636	15,663	17,299	56	—	—
JNL Emerging Markets Index Fund	1,844	10,047	11,891	53	—	—
JNL International Index Fund	9,860	36,104	42,039	147	3,925	0.2
JNL Mid Cap Index Fund	6,464	46,917	53,381	183	—	—
JNL Small Cap Index Fund	2,862	64,334	67,196	138	—	—
JNL Multi-Manager Alternative Fund	1,590	16,455	18,045	17	—	—
JNL Multi-Manager Emerging Markets Equity Fund	1	13,636	13,637	38	—	—
JNL Multi-Manager International Small Cap Fund	5,532	11,641	17,173	67	—	—
JNL Multi-Manager Mid Cap Fund	5,174	25,788	30,962	106	—	—
JNL Multi-Manager Small Cap Growth Fund	10,184	105,805	115,989	351	—	—
JNL Multi-Manager Small Cap Value Fund	1,819	42,567	44,386	75	—	—
JNL S&P 500 Index Fund	6	1,427	1,433	1	—	—
JNL/AQR Large Cap Defensive Style Fund	—	8,565	8,565	3	—	—
JNL/Baillie Gifford International Growth Fund	209	7,602	7,811	27	—	—
JNL/Baillie Gifford U.S. Equity Growth Fund	198	3,289	3,487	7	—	—
JNL/BlackRock Global Allocation Fund	13,339	151,789	165,128	278	—	—
JNL/BlackRock Global Natural Resources Fund	44	111,633	111,677	215	—	—
JNL/Causeway International Value Select Fund	—	76,393	19,675	159	56,718	3.3
JNL/DFA International Core Equity Fund	2,736	14,459	17,195	45	—	—
JNL/DFA U.S. Core Equity Fund	648	2,978	3,626	7	—	—
JNL/DFA U.S. Small Cap Fund	1,739	8,639	10,378	29	—	—
JNL/DoubleLine Core Fixed Income Fund	8,025	88,081	96,106	160	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	2,307	27,696	30,003	121	—	—
JNL/DoubleLine Total Return Fund	—	78,400	78,400	30	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	7,484	183,042	190,526	270	—	—
JNL/First Sentier Global Infrastructure Fund	—	112,972	112,972	124	—	—
JNL/Franklin Templeton Income Fund	33,712	87,075	115,089	720	5,698	0.4
JNL/Goldman Sachs 4 Fund	—	95,944	95,944	112	—	—
JNL/GQG Emerging Markets Equity Fund	26,203	40,988	67,191	197	—	—
JNL/Harris Oakmark Global Equity Fund	21	—	21	1	—	—
JNL/Heitman U.S. Focused Real Estate Fund	—	18,658	18,658	16	—	—
JNL/Invesco Global Growth Fund	1,154	32,455	33,609	77	—	—
JNL/Invesco Small Cap Growth Fund	—	33	33	—	—	—
JNL/JPMorgan Global Allocation Fund	907	27,566	28,473	88	—	—
JNL/JPMorgan MidCap Growth Fund	—	7,377	7,377	2	—	—
JNL/Lazard International Strategic Equity Fund	2,918	19,759	22,677	62	—	—
JNL/Lord Abbett Short Duration Income Fund	1,035	70,840	71,875	113	—	—
JNL/Mellon Communication Services Sector Fund	432	3,331	3,763	13	—	—
JNL/Mellon Consumer Discretionary Sector Fund	3,852	18,457	22,309	109	—	—
JNL/Mellon Consumer Staples Sector Fund	—	2,248	2,248	5	—	—
JNL/Mellon Energy Sector Fund	473	2,859	3,332	7	—	—
JNL/Mellon Financial Sector Fund	405	8,006	8,411	13	—	—
JNL/Mellon Healthcare Sector Fund	1,146	10,699	11,845	29	—	—
JNL/Mellon Industrials Sector Fund	55	574	629	2	—	—
JNL/Mellon Information Technology Sector Fund	2,803	33,270	36,073	104	—	—
JNL/Mellon Materials Sector Fund	—	1,241	1,241	2	—	—
JNL/Mellon Nasdaq 100 Index Fund	6,975	82,075	82,682	284	6,368	0.1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

JNL Securities Lending Collateral Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Distributions from Funds($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Real Estate Sector Fund	380	11,477	11,857	16	—	—
JNL/Mellon S&P 500 Index Fund	133,832	637,068	763,249	2,540	7,651	0.1
JNL/Mellon U.S. Stock Market Index Fund	4,805	33,833	38,638	112	—	—
JNL/Mellon Utilities Sector Fund	—	2,608	2,608	2	—	—
JNL/Mellon World Index Fund	401	11,517	11,918	28	—	—
JNL/MFS Mid Cap Value Fund	182	40,454	40,636	9	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	3	3	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	66	1,120	1,186	2	—	—
JNL/Neuberger Berman Strategic Income Fund	7,819	64,446	72,265	239	—	—
JNL/Newton Equity Income Fund	—	33,919	33,919	70	—	—
JNL/PIMCO Income Fund	991	19,616	20,607	39	—	—
JNL/PIMCO Investment Grade Credit Bond Fund	611	24,147	24,758	111	—	—
JNL/PIMCO Real Return Fund	—	730	730	—	—	—
JNL/PPM America High Yield Bond Fund	20,460	118,675	128,877	584	10,258	0.7
JNL/PPM America Total Return Fund	5,700	70,713	76,413	82	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	914	6,124	7,038	16	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	1,416	7,788	9,204	13	—	—
JNL/T. Rowe Price Balanced Fund	869	13,953	14,822	40	—	—
JNL/T. Rowe Price Capital Appreciation Fund	41,404	115,100	152,524	671	3,980	—
JNL/T. Rowe Price Established Growth Fund	—	5,560	5,560	5	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	19,944	19,944	20	—	—
JNL/T. Rowe Price Short-Term Bond Fund	—	79,767	79,767	94	—	—
JNL/T. Rowe Price U.S. High Yield Fund	11,100	84,121	89,549	363	5,672	1.1
JNL/T. Rowe Price Value Fund	—	492	492	3	—	—
JNL/WCM Focused International Equity Fund	—	26,445	26,445	10	—	—
JNL/Western Asset Global Multi-Sector Bond Fund	795	22,476	23,271	75	—	—
JNL/William Blair International Leaders Fund	—	81,720	81,720	113	—	—
JNL/WMC Balanced Fund	34,650	269,005	303,655	369	—	—
JNL/WMC Equity Income Fund	3,063	55,479	58,542	43	—	—
JNL/WMC Global Real Estate Fund	—	37,852	37,852	85	—	—
JNL/WMC Value Fund	—	1,028	1,028	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 611.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2023

Currency Abbreviations:

ARS - Argentine Peso	COP - Colombian Peso	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	CZK - Czech Republic Korunas	ILS - Israeli New Shekel	PLN - Polish Zloty
BRL - Brazilian Real	DKK - Danish Krone	INR - Indian Rupee	RUB - Russian Ruble
CAD - Canadian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	GBP - British Pound	KRW - South Korean Won	SGD - Singapore Dollar
CLP - Chilean Peso	GHS - Ghanaian Cedi	MXN - Mexican Peso	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HKD - Hong Kong Dollar	NOK - Norwegian Krone	USD - United States Dollar
CNY - Chinese Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	ZAR - South African Rand

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	HIBOR - Hong Kong Interbank Offered Rate
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
ASX - Australian Securities Exchange	LIBOR - London Interbank Offered Rate
BADLAR - Argentina Deposit Rates	LLC/L.L.C - Limited Liability Companies
BRAZIBOR - Brazil Interbank Offred Rate	MBS - Mortgage-Backed Security
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	MCDX - Municipal Bond Credit Index
BUBOR - Budapest Interbank Offered Rate	MEXIBOR - Mexico Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MICEX - Moscow Interbank Offered Rate
CDI - CHESS Depositary Interests	MPOR - Moscow Prime Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MSCI - Morgan Stanley Capital International
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NVDR - Non-Voting Depository Receipt
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OBFR - Overnight Bank Funding Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Co.
DAX - Deutscher Aktienindex	PLC/P.L.C. - Public Limited Company
DIP - Debtor-in-possession	RBOB - Reformulated Blendstock for Oxygenate Blending
EAFE - Europe, Asia and Far East	REIT - Real Estate Investment Trust
ETF - Exchange Traded Fund	REMIC - Real Estate Mortgage Investment Conduit
ESTRON – ESTR Volume Weighted Trimmed Mean Rate	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation Protected Securities
term of 8.5 to 10.5 years	TONAR - Tokyo Overnight Average Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	ULC - Unlimited Liability Companies
term of 1.75 to 2.25 years	ULSD - Ultra-Low Sulfur Diesel
FTSE - Financial Times ad the London Stock Exchange	US/U.S. - United States
GDR - Global Depositary Receipt	WTI - West Texas Intermediate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	CSI - Credit Suisse Securities, LLC	NAT - Natixis
BMO - BMO Capital Markets Corp.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BNY – Bank of New York	GSC - Goldman Sachs & Co.	SCB - Standard Chartered Bank
BNP - BNP Paribas Securities	GSI - Goldman Sachs International	SIC - Standard Investment Chartered Inc.
BOA - Bancamerica Securities/Bank of America NA	HSB - HSBC Securities Inc.	SIG - Susquehanna Investment Group
BPC – BroadPoint Capital, Inc.	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	TDB - Toronto-Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.	WFI – Wells Fargo Investments, LLC

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2 The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) – Maturity; (Q) - Quarterly; (S) - Semi-Annually.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Assets
Investments - unaffiliated, at value	$—	$284,078	$—	$—	$—	$—	$—
Investments - affiliated, at value	2,701,716	—	369,987	346,683	859,940	671,618	4,445,232
Receivable from:
Investment securities sold	479	—	1	—	—	135	1,350
Fund shares sold	1,874	253	340	230	1,762	367	1,663
Dividends and interest	20	—	—	—	—	—	—
Adviser	655	46	75	122	274	251	1,591
Other assets	13	1	2	1	4	3	20
Total assets	2,704,757	284,378	370,405	347,036	861,980	672,374	4,449,856
Liabilities
Payable for:
Investment securities purchased	—	56	258	41	468	—	—
Fund shares redeemed	2,353	197	82	189	1,293	502	3,013
Advisory fees	1,113	91	158	171	446	354	2,151
Administrative fees	218	23	30	28	69	55	332
12b-1 fees (Class A)	151	16	21	20	47	37	246
Board of trustee fees	106	8	14	20	26	27	120
Chief compliance officer fees	—	—	—	—	—	—	1
Other expenses	3	—	1	—	1	1	6
Total liabilities	3,944	391	564	469	2,350	976	5,869
Net assets	$2,700,813	$283,987	$369,841	$346,567	$859,630	$671,398	$4,443,987
Net assets consist of:
Paid-in capital(b)	$2,876,812	$299,797	$358,954	$421,367	$905,902	$814,140	$4,624,696
Total distributable earnings (loss)(b)	(175,999)	(15,810)	10,887	(74,800)	(46,272)	(142,742)	(180,709)
Net assets	$2,700,813	$283,987	$369,841	$346,567	$859,630	$671,398	$4,443,987
Net assets - Class A	$2,651,755	$272,397	$362,238	$341,809	$836,544	$660,665	$4,355,795
Shares outstanding - Class A	180,106	30,525	28,801	35,037	36,824	37,018	97,568
Net asset value per share - Class A	$14.72	$8.92	$12.58	$9.76	$22.72	$17.85	$44.64
Net assets - Class I	$49,058	$11,590	$7,603	$4,758	$23,086	$10,733	$88,192
Shares outstanding - Class I	3,174	1,290	595	477	1,000	585	1,940
Net asset value per share - Class I	$15.46	$8.98	$12.77	$9.97	$23.10	$18.35	$45.45
Investments - unaffiliated, at cost	$—	$299,888	$—	$—	$—	$—	$—
Investments - affiliated, at cost	2,877,717	—	359,100	421,483	906,212	814,360	4,625,941

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Assets
Investments - affiliated, at value	$9,614,869	$1,475,782	$1,438,680	$3,602,842	$1,022,612	$852,500	$2,273,832
Receivable from:
Investment securities sold	142	255	142	899	—	—	165
Fund shares sold	6,388	1,073	735	822	815	564	1,233
Adviser	2,314	604	759	873	59	103	177
Other assets	45	7	7	17	—	—	—
Total assets	9,623,758	1,477,721	1,440,323	3,605,453	1,023,486	853,167	2,275,407
Liabilities
Payable for:
Investment securities purchased	—	—	—	—	447	227	—
Fund shares redeemed	6,530	1,328	878	1,721	367	338	1,398
Advisory fees	4,195	887	1,092	1,637	137	192	287
Administrative fees	666	121	117	282	84	105	279
12b-1 fees (Class A)	535	83	80	201	58	48	126
Board of trustee fees	348	59	58	156	—	—	—
Chief compliance officer fees	1	—	—	—	—	—	—
Other expenses	15	2	2	6	—	—	—
Total liabilities	12,290	2,480	2,227	4,003	1,093	910	2,090
Net assets	$9,611,468	$1,475,241	$1,438,096	$3,601,450	$1,022,393	$852,257	$2,273,317
Net assets consist of:
Paid-in capital(b)	$8,713,674	$1,635,180	$1,372,001	$3,576,136	$1,139,209	$1,063,231	$2,360,392
Total distributable earnings (loss)(b)	897,794	(159,939)	66,095	25,314	(116,816)	(210,974)	(87,075)
Net assets	$9,611,468	$1,475,241	$1,438,096	$3,601,450	$1,022,393	$852,257	$2,273,317
Net assets - Class A	$9,487,765	$1,458,093	$1,408,204	$3,558,069	$1,002,282	$834,775	$2,219,047
Shares outstanding - Class A	260,706	95,424	87,874	108,044	90,066	79,146	151,888
Net asset value per share - Class A	$36.39	$15.28	$16.03	$32.93	$11.13	$10.55	$14.61
Net assets - Class I	$123,703	$17,148	$29,892	$43,381	$20,111	$17,482	$54,270
Shares outstanding - Class I	3,308	1,094	1,821	1,282	1,721	1,633	3,522
Net asset value per share - Class I	$37.40	$15.67	$16.41	$33.84	$11.68	$10.71	$15.41
Investments - affiliated, at cost	$8,717,075	$1,635,721	$1,372,585	$3,577,528	$1,139,428	$1,063,473	$2,360,907

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - affiliated, at value	$3,261,583	$2,431,446	$1,441,684	$604,762	$3,028,077	$2,143,309	$3,842,373
Receivable from:
Investment securities sold	717	—	13	—	836	1,787	1,356
Fund shares sold	1,236	2,077	443	1,535	428	221	432
Dividends and interest	—	—	—	5	178	—	—
Adviser	208	156	—	—	—	—	—
Other assets	—	5	7	2	15	11	19
Total assets	3,263,744	2,433,684	1,442,147	606,304	3,029,534	2,145,328	3,844,180
Liabilities
Payable for:
Investment securities purchased	—	496	—	1,282	—	—	—
Fund shares redeemed	1,954	1,581	456	253	1,264	2,008	1,787
Advisory fees	363	281	114	60	217	161	268
Administrative fees	259	195	58	25	123	88	153
12b-1 fees (Class A)	178	132	81	34	171	122	218
Board of trustee fees	—	—	69	16	164	129	263
Other expenses	—	—	2	1	4	4	8
Total liabilities	2,754	2,685	780	1,671	1,943	2,512	2,697
Net assets	$3,260,990	$2,430,999	$1,441,367	$604,633	$3,027,591	$2,142,816	$3,841,483
Net assets consist of:
Paid-in capital(b)	$3,296,152	$2,606,280	$1,266,418	$618,449	$2,821,507	$2,008,980	$3,416,370
Total distributable earnings (loss)(b)	(35,162)	(175,281)	174,949	(13,816)	206,084	133,836	425,113
Net assets	$3,260,990	$2,430,999	$1,441,367	$604,633	$3,027,591	$2,142,816	$3,841,483
Net assets - Class A	$3,189,891	$2,371,399	$1,426,919	$597,166	$3,006,579	$2,131,483	$3,829,143
Shares outstanding - Class A	107,758	98,558	81,185	45,674	168,636	135,606	221,301
Net asset value per share - Class A	$29.60	$24.06	$17.58	$13.07	$17.83	$15.72	$17.30
Net assets - Class I	$71,099	$59,600	$14,448	$7,467	$21,012	$11,333	$12,340
Shares outstanding - Class I	2,321	2,394	808	561	1,158	708	701
Net asset value per share - Class I	$30.63	$24.89	$17.88	$13.30	$18.14	$16.00	$17.61
Investments - unaffiliated, at cost	$—	$—	$—	$—	$2,484	$—	$—
Investments - affiliated, at cost	3,296,745	2,606,728	1,266,735	618,578	2,819,515	2,009,473	3,417,260

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Assets
Investments - unaffiliated, at value	$3,465,609	$2,361,345	$—	$—	$—	$—	$—
Investments - affiliated, at value	84,180	124,904	2,166,758	842,491	4,363,175	1,966,734	4,159,867
Receivable from:
Investment securities sold	621	—	99	—	1,851	647	1,811
Fund shares sold	933	1,772	2,444	1,600	1,347	108	272
Dividends and interest	—	—	167	66	332	153	320
Other assets	18	12	11	3	21	9	21
Total assets	3,551,361	2,488,033	2,169,479	844,160	4,366,726	1,967,651	4,162,291
Liabilities
Payable for:
Investment securities purchased	—	526	—	929	—	—	—
Fund shares redeemed	1,555	1,246	2,543	671	3,198	755	2,083
Advisory fees	520	376	160	76	298	150	287
Administrative fees	423	304	87	35	172	81	165
12b-1 fees (Class A)	199	140	122	48	246	112	237
Board of trustee fees	129	100	107	64	239	133	260
Other expenses	6	4	3	1	6	3	7
Total liabilities	2,832	2,696	3,022	1,824	4,159	1,234	3,039
Net assets	$3,548,529	$2,485,337	$2,166,457	$842,336	$4,362,567	$1,966,417	$4,159,252
Net assets consist of:
Paid-in capital(a)	$3,746,033	$2,726,471	$1,745,027	$833,627	$3,602,094	$1,851,910	$3,668,770
Total distributable earnings (loss)(a)	(197,504)	(241,134)	421,430	8,709	760,473	114,507	490,482
Net assets	$3,548,529	$2,485,337	$2,166,457	$842,336	$4,362,567	$1,966,417	$4,159,252
Net assets - Class A	$3,501,274	$2,462,855	$2,152,352	$840,071	$4,340,587	$1,963,234	$4,152,065
Shares outstanding - Class A	151,161	126,726	66,005	57,547	163,051	107,333	183,513
Net asset value per share - Class A	$23.16	$19.43	$32.61	$14.60	$26.62	$18.29	$22.63
Net assets - Class I	$47,255	$22,482	$14,105	$2,265	$21,980	$3,183	$7,187
Shares outstanding - Class I	2,004	1,137	425	153	812	171	312
Net asset value per share - Class I	$23.58	$19.78	$33.18	$14.82	$27.08	$18.61	$23.03
Investments - unaffiliated, at cost	$3,653,642	$2,581,764	$—	$—	$—	$—	$—
Investments - affiliated, at cost	93,651	145,619	1,745,328	833,782	3,602,702	1,852,227	3,669,385

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Assets
Investments - unaffiliated, at value	$314,767	$196,913	$307,868	$2,016,686	$544,640	$907,595		$1,024,028
Investments - affiliated, at value	12,185	6,333	12,041	3,550	8,779	18,039		45,953
Cash	15	15	15	23	15	—		28
Receivable from:
Investment securities sold	—	—	—	—	—	227		16,861
Fund shares sold	140	181	112	140	634	355		1,055
Dividends and interest	22	20	24	1,269	202	463		6,493
Adviser	—	—	—	6	2	4		110
Other assets	2	1	1	9	3	5		5
Total assets	327,131	203,463	320,061	2,021,683	554,275	926,688		1,094,533
Liabilities
Cash overdraft	—	—	—	—	—	45		—
Forward sales commitments, at value	—	—	—	—	—	—		2,187
Payable for:
Investment securities purchased	—	—	—	—	—	—		59,686
Return of securities loaned	6,401	1,361	5,901	3,021	8,611	18,039		2,565
Fund shares redeemed	55	181	85	900	266	452		366
Advisory fees	52	33	51	308	89	148		170
Administrative fees	39	25	38	246	67	111		—
12b-1 fees (Class A)	18	11	17	111	30	49		—
Board of trustee fees	11	7	9	90	19	32		70
Other expenses	—	—	1	3	2	1		1
Total liabilities	6,576	1,618	6,102	4,679	9,084	18,877		65,045
Net assets	$320,555	$201,845	$313,959	$2,017,004	$545,191	$907,811		$1,029,488
Net assets consist of:
Paid-in capital(a)	$281,922	$201,417	$284,321	$2,114,572	$564,089	$916,598		$1,152,778
Total distributable earnings (loss)(a)	38,633	428	29,638	(97,568)	(18,898)	(8,787)		(123,290)
Net assets	$320,555	$201,845	$313,959	$2,017,004	$545,191	$907,811		$1,029,488
Net assets - Class A	$312,810	$193,800	$305,069	$1,959,676	$526,225	$865,304	$	N/A
Shares outstanding - Class A	21,514	16,785	23,165	140,919	44,089	67,149		N/A
Net asset value per share - Class A	$14.54	$11.55	$13.17	$13.91	$11.94	$12.89	$	N/A
Net assets - Class I	$7,745	$8,045	$8,890	$57,328	$18,966	$42,507		$1,029,488
Shares outstanding - Class I	529	692	672	4,022	1,550	3,218		115,173
Net asset value per share - Class I	$14.63	$11.63	$13.23	$14.25	$12.23	$13.21		$8.94
Investments - unaffiliated, at cost	$288,959	$200,746	$293,152	$2,114,254	$563,538	$916,382		$1,147,327
Investments - affiliated, at cost	12,185	6,333	12,041	3,550	8,779	18,039		45,953
Proceeds from forward sales commitments	—	—	—	—	—	—		2,196
Securities on loan included in
Investments - unaffiliated, at value	12,198	1,336	14,744	56,174	32,430	91,133		5,443

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL Emerging Markets Index Fund		JNL International Index Fund		JNL Mid Cap Index Fund		JNL Small Cap Index Fund		JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Assets
Investments - unaffiliated, at value		$838,704		$2,247,923		$3,232,796		$2,422,292	$1,115,567	$913,730	$624,998
Investments - affiliated, at value		14,910		21,398		40,206		24,888	166,631	20,070	15,402
Purchased options, at value		—		—		—		—	808	—	—
Forward foreign currency contracts		—		100		—		—	1,409	—	—
Variation margin on futures/futures options contracts		140		111		214		36	358	—	—
Variation margin on swap agreements		—		—		—		—	31	—	—
OTC swap agreements		—		—		—		—	10,180	—	—
Cash		14		123		451		348	31,593	548	45
Cash collateral segregated for short sales		—		—		—		—	27,390	—	—
Foreign currency		1,584		3,730		—		—	2,543	2,659	674
Receivable from:
Investment securities sold		—		—		—		405	24,357	1,287	384
Fund shares sold		603		1,387		1,274		2,116	88	510	180
Dividends and interest		3,909		11,118		3,779		2,680	5,668	3,117	1,628
Adviser		39		195		313		235	—	—	—
Deposits with brokers and counterparties		529		1,169		1,880		804	46,037	—	—
Other assets		14		10		16		13	84	100	17
Total assets		860,446		2,287,264		3,280,929		2,453,817	1,432,744	942,021	643,328
Liabilities
Payable for reverse repurchase agreements		—		—		—		—	35,786	—	—
Securities sold short, at value		—		—		—		—	288,804	—	—
Written options, at value		—		—		—		—	3,260	—	—
Forward foreign currency contracts		—		167		—		—	645	—	—
Variation margin on futures/futures options contracts		—		7		3		—	287	—	—
Variation margin on swap agreements		—		—		—		—	172	—	—
OTC swap agreements		—		—		—		—	9,097	—	—
Deferred foreign capital gains tax liability		3,282		—		—		—	315	2,261	783
Payable to affiliates		—		—		—		—	15	—	—
Payable for:
Investment securities purchased		86		9		—		1,347	18,799	874	464
Deposits from counterparties		—		—		—		—	786	—	—
Return of securities loaned		2,626		6,393		12,927		15,538	962	2,594	1,968
Dividends/interest on securities sold short		—		—		—		—	291	—	—
Interest expense and brokerage charges		—		—		—		—	300	—	—
Fund shares redeemed		339		1,399		1,954		1,581	122	479	562
Advisory fees		141		372		521		392	1,035	588	391
Administrative fees		—		—		—		—	176	116	78
12b-1 fees (Class A)		—		—		—		—	12	36	23
Board of trustee fees		54		142		148		127	45	75	29
Other expenses		34		59		151		113	394	27	25
Total liabilities		6,562		8,548		15,704		19,098	361,303	7,050	4,323
Net assets		$853,884		$2,278,716		$3,265,225		$2,434,719	$1,071,441	$934,971	$639,005
Net assets consist of:
Paid-in capital(a)		$999,838		$1,989,824		$3,390,891		$2,643,796	$1,089,617	$1,042,563	$772,055
Total distributable earnings (loss)(a)		(145,954)		288,892		(125,666)		(209,077)	(18,176)	(107,592)	(133,050)
Net assets		$853,884		$2,278,716		$3,265,225		$2,434,719	$1,071,441	$934,971	$639,005
Net assets - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$209,340	$633,721	$415,220
Shares outstanding - Class A		N/A		N/A		N/A		N/A	18,448	77,214	39,940
Net asset value per share - Class A	$	N/A	$	N/A	$	N/A	$	N/A	$11.35	$8.21	$10.40
Net assets - Class I		$853,884		$2,278,716		$3,265,225		$2,434,719	$862,101	$301,250	$223,785
Shares outstanding - Class I		108,096		238,385		330,929		261,809	74,773	36,552	21,279
Net asset value per share - Class I		$7.90		$9.56		$9.87		$9.30	$11.53	$8.24	$10.52
Investments - unaffiliated, at cost		$981,326		$1,995,041		$3,361,368		$2,634,933	$1,103,572	$949,568	$668,689
Investments - affiliated, at cost		14,910		22,719		40,206		24,888	166,631	26,594	15,402
Purchased options, at cost		—		—		—		—	1,112	—	—
Foreign currency cost		1,604		3,729		—		—	2,509	2,667	675
Proceeds from securities sold short		—		—		—		—	258,530	—	—
Premiums from written options		—		—		—		—	2,894	—	—
Securities on loan included in
Investments - unaffiliated, at value		5,896		33,665		126,685		71,728	2,575	17,140	47,738

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund		JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Assets
Investments - unaffiliated, at value	$1,457,013	$2,223,538	$1,622,207	$369,757		$340,112	$15,616	$386,034
Investments - affiliated, at value	68,601	112,096	69,697	4,312		3,570	606	12,591
Forward foreign currency contracts	—	—	—	—		—	27	—
Variation margin on futures/futures options contracts	—	—	—	—		53	—	131
Cash	548	146	106	86		240	30	106
Foreign currency	—	—	—	—		—	128	—
Receivable from:
Investment securities sold	2,794	7,150	895	303		133	—	2
Fund shares sold	473	1,494	684	157		245	33	89
Dividends and interest	1,763	738	1,221	172		231	39	433
Adviser	—	—	—	—		63	—	—
Deposits with brokers and counterparties	—	—	—	—		225	—	559
Other assets	8	12	8	1		1	—	2
Total assets	1,531,200	2,345,174	1,694,818	374,788		344,873	16,479	399,947
Liabilities
Forward foreign currency contracts	—	—	—	—		—	69	—
Variation margin on futures/futures options contracts	—	—	—	—		5	—	—
Deferred foreign capital gains tax liability	—	—	—	—		—	9	—
Payable to affiliates	3	—	—	—		—	2	—
Payable for:
Investment securities purchased	2,724	7,798	2,675	—		—	—	—
Return of securities loaned	2,884	22,701	8,858	—		278	—	—
Fund shares redeemed	999	1,831	969	492		71	3	450
Advisory fees	767	1,035	894	161		55	10	130
Administrative fees	184	184	134	46		28	2	49
12b-1 fees (Class A)	26	110	67	—		—	1	22
Board of trustee fees	56	96	82	15		10	1	20
Other expenses	2	3	2	—		16	—	1
Total liabilities	7,645	33,758	13,681	714		463	97	672
Net assets	$1,523,555	$2,311,416	$1,681,137	$374,074		$344,410	$16,382	$399,275
Net assets consist of:
Paid-in capital(a)	$1,410,533	$2,219,880	$1,622,663	$328,810		$277,851	$14,898	$375,544
Total distributable earnings (loss)(a)	113,022	91,536	58,474	45,264		66,559	1,484	23,731
Net assets	$1,523,555	$2,311,416	$1,681,137	$374,074		$344,410	$16,382	$399,275
Net assets - Class A	$469,608	$1,964,187	$1,201,055	$1	$	N/A	$15,865	$391,636
Shares outstanding - Class A	25,924	52,350	68,102	—		N/A	1,522	27,954
Net asset value per share - Class A	$18.11	$37.52	$17.64	$11.07	$	N/A	$10.42	$14.01
Net assets - Class I	$1,053,947	$347,229	$480,082	$374,073		$344,410	$517	$7,639
Shares outstanding - Class I	57,349	8,674	26,825	33,707		17,653	49	539
Net asset value per share - Class I	$18.38	$40.03	$17.90	$11.10		$19.51	$10.46	$14.18
Investments - unaffiliated, at cost	$1,344,448	$2,132,014	$1,564,085	$324,493		$273,693	$14,081	$362,668
Investments - affiliated, at cost	68,601	112,096	69,697	4,312		3,576	606	12,591
Foreign currency cost	—	—	—	—		—	128	—
Securities on loan included in
Investments - unaffiliated, at value	3,746	133,336	19,795	—		441	—	987

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Assets
Investments - unaffiliated, at value	$772,099	$85,731	$2,590,925	$1,214,678	$4,144,896	$1,672,765	$1,562,957
Investments - affiliated, at value	25,026	428	420,420	45,504	2,936	105,557	14,783
Purchased options, at value	—	—	10,898	—	—	—	—
Forward foreign currency contracts	—	—	5,606	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1,657	—	—	—	—
Variation margin on swap agreements	—	—	1,113	—	—	—	—
OTC swap agreements	—	—	2,665	—	—	—	—
OTC swap premiums paid	—	—	393	—	—	—	—
Cash	16	16	7,997	246	35	30	26
Cash collateral segregated for short sales	—	—	8,825	—	—	—	—
Foreign currency	61	—	11,158	71	5	1,142	—
Receivable from:
Investment securities sold	4	545	95,625	8,344	—	426	3,363
Fund shares sold	652	84	313	573	2,539	565	1,518
Dividends and interest	435	2	11,994	2,641	569	4,758	261
Adviser	—	—	—	—	108	—	—
Deposits with brokers and counterparties	—	—	37,877	—	—	—	—
Other assets	5	—	15	8	18	7	7
Total assets	798,298	86,806	3,207,481	1,272,065	4,151,106	1,785,250	1,582,915
Liabilities
Securities sold short, at value	—	—	2,249	—	—	—	—
Written options, at value	—	—	10,278	—	—	—	—
Forward foreign currency contracts	—	—	9,986	—	—	—	—
Variation margin on futures/futures options contracts	—	—	1,795	—	—	—	—
Variation margin on swap agreements	—	—	1,091	—	—	—	—
OTC swap agreements	—	—	3,293	—	—	—	—
OTC swap premiums received	—	—	13	—	—	—	—
Deferred foreign capital gains tax liability	—	—	20	—	—	—	—
Payable to affiliates	—	—	1,053	10	127	—	—
Payable for:
Investment securities purchased	3,334	35	233,943	8,206	—	1,977	—
Deposits from counterparties	—	—	611	—	—	—	—
Return of securities loaned	6,571	297	27,277	38	—	59,889	—
Fund shares redeemed	280	179	1,478	1,087	5,309	637	2,841
Advisory fees	341	35	1,374	542	1,540	717	610
Administrative fees	97	11	357	156	323	209	190
12b-1 fees (Class A)	43	1	161	57	186	43	32
Board of trustee fees	22	2	144	97	153	72	45
Chief compliance officer fees	—	—	—	—	1	—	—
Other expenses	4	—	399	2	6	2	2
Total liabilities	10,692	560	295,522	10,195	7,645	63,546	3,720
Net assets	$787,606	$86,246	$2,911,959	$1,261,870	$4,143,461	$1,721,704	$1,579,195
Net assets consist of:
Paid-in capital(a)	$1,272,394	$128,106	$2,843,976	$1,329,701	$2,924,426	$1,476,954	$1,154,012
Total distributable earnings (loss)(a)	(484,788)	(41,860)	67,983	(67,831)	1,219,035	244,750	425,183
Net assets	$787,606	$86,246	$2,911,959	$1,261,870	$4,143,461	$1,721,704	$1,579,195
Net assets - Class A	$766,285	$7,828	$2,816,081	$1,005,952	$3,305,811	$767,408	$575,808
Shares outstanding - Class A	65,401	1,488	181,357	80,924	52,967	41,994	28,580
Net asset value per share - Class A	$11.72	$5.26	$15.53	$12.43	$62.41	$18.27	$20.15
Net assets - Class I	$21,321	$78,418	$95,878	$255,918	$837,650	$954,296	$1,003,387
Shares outstanding - Class I	1,799	14,800	6,040	20,148	12,686	50,599	48,981
Net asset value per share - Class I	$11.85	$5.30	$15.87	$12.70	$66.03	$18.86	$20.49
Investments - unaffiliated, at cost	$1,118,360	$127,591	$2,505,811	$1,282,509	$2,925,864	$1,511,501	$1,137,774
Investments - affiliated, at cost	25,026	428	422,507	45,504	2,936	105,557	14,783
Purchased options, at cost	—	—	17,356	—	—	—	—
Foreign currency cost	61	—	11,161	71	5	1,142	—
Proceeds from securities sold short	—	—	1,857	—	—	—	—
Premiums from written options	—	—	8,919	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	8,775	1,546	64,820	9,170	—	9,113	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Assets
Investments - unaffiliated, at value	$272,086	$1,333,801	$507,368	$2,766,565	$561,561	$1,732,941	$2,027,202
Investments - affiliated, at value	3,907	3,176	3,325	37,719	1,581	89,311	20,342
OTC swap agreements	—	—	—	—	—	115,610	—
Cash	22	444	125	1,785	358	3,856	44
Foreign currency	1,177	—	—	308	—	—	—
Receivable from:
Investment securities sold	332	1,813	61	10,000	2,665	69,475	—
Fund shares sold	169	315	587	1,128	316	730	1,044
Dividends and interest	818	818	307	17,929	8,471	11,063	11,198
Adviser	1	4	1	—	—	—	—
Deposits with brokers and counterparties	—	—	—	—	—	105,939	—
Other assets	1	7	3	14	2	9	10
Total assets	278,513	1,340,378	511,777	2,835,448	574,954	2,128,934	2,059,840
Liabilities
Payable for:
Investment securities purchased	1,382	515	407	32,769	188	63,095	1,804
Deposits from counterparties	—	—	—	—	—	105,939	—
Return of securities loaned	2,284	1,170	2,211	4,862	1,544	—	—
Fund shares redeemed	100	758	224	1,156	83	2,522	624
Advisory fees	100	424	216	852	292	870	716
Administrative fees	33	108	61	230	70	235	169
12b-1 fees (Class A)	15	70	27	107	7	94	43
Board of trustee fees	9	56	18	200	35	60	56
Other expenses	—	3	1	5	1	3	3
Total liabilities	3,923	3,104	3,165	40,181	2,220	172,818	3,415
Net assets	$274,590	$1,337,274	$508,612	$2,795,267	$572,734	$1,956,116	$2,056,425
Net assets consist of:
Paid-in capital(a)	$273,863	$862,146	$513,144	$3,101,594	$670,482	$1,939,769	$2,335,837
Total distributable earnings (loss)(a)	727	475,128	(4,532)	(306,327)	(97,748)	16,347	(279,412)
Net assets	$274,590	$1,337,274	$508,612	$2,795,267	$572,734	$1,956,116	$2,056,425
Net assets - Class A	$258,579	$1,235,406	$488,074	$1,857,345	$126,054	$1,671,296	$745,228
Shares outstanding - Class A	23,937	55,163	44,246	151,373	11,691	79,610	72,520
Net asset value per share - Class A	$10.80	$22.40	$11.03	$12.27	$10.78	$20.99	$10.28
Net assets - Class I	$16,011	$101,868	$20,538	$937,922	$446,680	$284,820	$1,311,197
Shares outstanding - Class I	1,473	4,220	1,838	69,984	41,599	13,360	126,011
Net asset value per share - Class I	$10.87	$24.14	$11.17	$13.40	$10.74	$21.32	$10.41
Investments - unaffiliated, at cost	$266,542	$858,673	$511,900	$3,072,827	$659,309	$1,832,203	$2,306,614
Investments - affiliated, at cost	3,907	3,176	3,325	37,719	1,581	89,311	20,342
Foreign currency cost	1,176	—	—	313	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	10,148	4,808	12,471	5,307	3,207	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,559,279	$873,085	$1,535,708	$5,075,759	$721,942	$772,280	$200,091
Investments - affiliated, at value	91,455	2,943	44,623	21,072	6,199	23,855	5,140
Purchased options, at value	696	—	—	—	—	—	—
Variation margin on futures/futures options contracts	—	—	147	—	—	—	—
Variation margin on swap agreements	2	—	—	—	—	—	—
OTC swap agreements	34	—	—	—	—	—	—
OTC swap premiums paid	483	—	—	—	—	—	—
Cash	2,499	513	—	310	58	385	324
Foreign currency	9	1,628	—	—	1,603	1	—
Receivable from:
Investment securities sold	45,929	—	—	—	2,867	1,210	150
Fund shares sold	867	237	545	1,138	318	163	44
Dividends and interest	13,239	4,045	16,766	8,613	8,152	2,707	736
Deposits with brokers and counterparties	—	—	1,534	—	—	—	—
Other assets	6	4	8	26	202	4	1
Total assets	1,714,498	882,455	1,599,331	5,106,918	741,341	800,605	206,486
Liabilities
Cash overdraft	—	—	23	—	—	—	—
Variation margin on futures/futures options contracts	42	—	—	—	—	—	—
OTC swap agreements	14	—	—	—	—	—	—
OTC swap premiums received	23	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	8,544	—	—
Payable to affiliates	—	186	104	—	21	—	—
Payable for:
Investment securities purchased	192,187	562	—	—	3,782	1,324	100
Return of securities loaned	6,743	—	28,334	—	—	—	2,275
Fund shares redeemed	495	319	1,334	2,293	739	549	218
Advisory fees	468	505	686	1,029	534	442	106
Administrative fees	124	109	129	582	89	97	24
12b-1 fees (Class A)	44	35	89	286	18	27	6
Board of trustee fees	78	45	103	272	23	39	8
Chief compliance officer fees	—	—	—	1	—	—	—
Other expenses	2	1	2	7	29	1	—
Total liabilities	200,220	1,762	30,804	4,470	13,779	2,479	2,737
Net assets	$1,514,278	$880,693	$1,568,527	$5,102,448	$727,562	$798,126	$203,749
Net assets consist of:
Paid-in capital(a)	$1,647,428	$899,151	$1,593,995	$4,961,764	$698,588	$697,641	$229,602
Total distributable earnings (loss)(a)	(133,150)	(18,458)	(25,468)	140,684	28,974	100,485	(25,853)
Net assets	$1,514,278	$880,693	$1,568,527	$5,102,448	$727,562	$798,126	$203,749
Net assets - Class A	$772,338	$606,180	$1,560,808	$5,070,729	$313,966	$476,525	$105,731
Shares outstanding - Class A	67,125	35,711	107,588	157,834	25,110	36,313	11,483
Net asset value per share - Class A	$11.51	$16.97	$14.51	$32.13	$12.50	$13.12	$9.21
Net assets - Class I	$741,940	$274,513	$7,719	$31,719	$413,596	$321,601	$98,018
Shares outstanding - Class I	62,651	15,874	549	970	32,519	24,431	10,512
Net asset value per share - Class I	$11.84	$17.29	$14.05	$32.69	$12.72	$13.16	$9.32
Investments - unaffiliated, at cost	$1,692,659	$891,652	$1,560,566	$4,935,945	$684,714	$692,016	$208,550
Investments - affiliated, at cost	91,455	2,943	44,623	21,072	6,199	23,855	5,140
Purchased options, at cost	859	—	—	—	—	—	—
Foreign currency cost	9	1,630	—	—	1,607	1	—
Securities on loan included in
Investments - unaffiliated, at value	7,944	—	29,803	2,328	—	—	3,470

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets
Investments - unaffiliated, at value	$997,671	$1,613,901	$1,639,310	$991,570	$812,256	$3,049,859	$1,559,972
Investments - affiliated, at value	39,244	26,073	76,746	17,009	18,499	37,302	79,495
Purchased options, at value	—	—	—	—	7,564	—	—
Forward foreign currency contracts	—	—	—	1,726	—	—	—
Variation margin on futures/futures options contracts	—	—	—	2,690	241	—	—
Cash	937	49	284	2,500	435	977	15
Foreign currency	56	919	—	4,109	—	—	—
Receivable from:
Investment securities sold	772	4,650	1,454	16,039	48,322	13,484	1
Fund shares sold	188	797	1,244	347	443	2,339	794
Dividends and interest	2,081	2,962	628	6,576	708	824	7,231
Deposits with brokers and counterparties	—	—	—	1,899	1,040	—	—
Other assets	5	7	8	6	4	14	8
Total assets	1,040,954	1,649,358	1,719,674	1,044,471	889,512	3,104,799	1,647,516
Liabilities
Securities sold short, at value	—	—	—	934	—	—	—
Written options, at value	—	—	—	—	7,287	—	—
Forward foreign currency contracts	—	—	—	2,676	—	—	—
Variation margin on futures/futures options contracts	—	—	—	323	—	—	—
Deferred foreign capital gains tax liability	—	4,395	—	80	—	—	—
Payable to affiliates	205	802	—	323	—	—	—
Payable for:
Investment securities purchased	—	1,609	4,480	16,890	48,085	19,885	12,481
Return of securities loaned	—	11,454	2,900	2,656	—	—	—
Fund shares redeemed	454	1,402	1,063	835	450	2,445	1,807
Advisory fees	440	663	881	501	338	1,207	375
Administrative fees	126	199	136	125	101	245	135
12b-1 fees (Class A)	22	78	94	58	41	155	56
Board of trustee fees	40	81	68	77	27	116	93
Other expenses	2	15	2	9	1	4	2
Total liabilities	1,289	20,698	9,624	25,487	56,330	24,057	14,949
Net assets	$1,039,665	$1,628,660	$1,710,050	$1,018,984	$833,182	$3,080,742	$1,632,567
Net assets consist of:
Paid-in capital(a)	$941,751	$988,916	$1,522,423	$1,052,832	$708,695	$2,667,093	$1,791,219
Total distributable earnings (loss)(a)	97,914	639,744	187,627	(33,848)	124,487	413,649	(158,652)
Net assets	$1,039,665	$1,628,660	$1,710,050	$1,018,984	$833,182	$3,080,742	$1,632,567
Net assets - Class A	$389,953	$1,369,981	$1,690,879	$1,015,677	$713,030	$2,757,546	$964,935
Shares outstanding - Class A	28,073	59,054	52,907	77,971	51,315	48,355	75,983
Net asset value per share - Class A	$13.89	$23.20	$31.96	$13.03	$13.90	$57.03	$12.70
Net assets - Class I	$649,712	$258,679	$19,171	$3,307	$120,152	$323,196	$667,632
Shares outstanding - Class I	45,985	10,824	568	250	8,562	5,429	49,310
Net asset value per share - Class I	$14.13	$23.90	$33.73	$13.23	$14.03	$59.53	$13.54
Investments - unaffiliated, at cost	$900,027	$969,748	$1,451,683	$1,025,625	$688,208	$2,636,210	$1,718,625
Investments - affiliated, at cost	39,244	26,073	76,746	17,009	18,499	37,302	79,495
Purchased options, at cost	—	—	—	—	7,851	—	—
Foreign currency cost	55	1,005	—	4,127	—	—	—
Proceeds from securities sold short	—	—	—	794	—	—	—
Premiums from written options	—	—	—	—	7,441	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	26,633	16,837	4,458	4,855	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Assets
Investments - unaffiliated, at value	$1,604,547	$483,525	$649,942	$989,507	$406,735	$1,485,811	$470,028
Investments - affiliated, at value	13,146	6,833	7,687	6,912	5,438	13,943	1,134
Variation margin on futures/futures options contracts	—	—	—	—	30	98	26
Cash	518	15	15	7,594	102	105	160
Foreign currency	38	199	160	—	—	—	—
Receivable from:
Investment securities sold	842	89	—	1,003	—	—	—
Fund shares sold	256	116	425	519	1,028	631	237
Dividends and interest	1,958	967	2,194	7,546	42	407	1,159
Adviser	—	—	—	—	—	1	1
Deposits with brokers and counterparties	—	—	—	2,553	222	477	180
Other assets	8	2	4	6	2	7	2
Total assets	1,621,313	491,746	660,427	1,015,640	413,599	1,501,480	472,927
Liabilities
Variation margin on futures/futures options contracts	—	—	—	71	—	—	3
Payable for:
Investment securities purchased	—	—	2,933	18,950	1,993	—	—
Return of securities loaned	—	931	—	3,602	781	7,070	152
Fund shares redeemed	787	137	485	492	484	1,071	667
Advisory fees	631	259	292	287	62	210	74
Administrative fees	131	60	80	123	49	177	59
12b-1 fees (Class A)	54	7	24	23	23	83	27
Board of trustee fees	91	16	36	46	8	43	24
Other expenses	2	1	1	3	7	36	14
Total liabilities	1,696	1,411	3,851	23,597	3,407	8,690	1,020
Net assets	$1,619,617	$490,335	$656,576	$992,043	$410,192	$1,492,790	$471,907
Net assets consist of:
Paid-in capital(a)	$1,318,444	$456,610	$540,054	$1,013,626	$398,606	$1,181,647	$470,399
Total distributable earnings (loss)(a)	301,173	33,725	116,522	(21,583)	11,586	311,143	1,508
Net assets	$1,619,617	$490,335	$656,576	$992,043	$410,192	$1,492,790	$471,907
Net assets - Class A	$954,060	$121,456	$417,638	$391,401	$402,631	$1,477,035	$460,390
Shares outstanding - Class A	62,362	8,039	27,887	39,072	24,368	38,743	29,894
Net asset value per share - Class A	$15.30	$15.11	$14.98	$10.02	$16.52	$38.12	$15.40
Net assets - Class I	$665,557	$368,879	$238,938	$600,642	$7,561	$15,755	$11,517
Shares outstanding - Class I	42,489	24,290	15,723	59,592	484	399	734
Net asset value per share - Class I	$15.66	$15.19	$15.20	$10.08	$15.61	$39.50	$15.70
Investments - unaffiliated, at cost	$1,303,375	$442,649	$544,314	$1,015,576	$395,169	$1,174,913	$468,529
Investments - affiliated, at cost	13,146	6,833	7,687	6,912	5,438	13,943	1,134
Foreign currency cost	37	199	160	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	1,007	2,813	3,529	2,202	12,888	2,191

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Assets
Investments - unaffiliated, at value	$1,207,489	$2,133,008	$1,207,766	$3,429,126	$195,043	$5,135,238	$196,570
Investments - affiliated, at value	10,702	7,240	15,221	6,125	2,069	41,786	866
Variation margin on futures/futures options contracts	102	117	50	91	13	686	14
Cash	205	906	351	214	125	522	117
Receivable from:
Investment securities sold	—	6,793	3,905	—	—	—	157
Fund shares sold	915	1,239	962	1,678	62	5,357	697
Dividends and interest	390	1,725	843	2,458	134	789	233
Adviser	1	1	1	1	—	3	—
Deposits with brokers and counterparties	601	2,054	449	470	94	2,489	129
Other assets	6	13	7	16	1	22	1
Total assets	1,220,411	2,153,096	1,229,555	3,440,179	197,541	5,186,892	198,784
Liabilities
Variation margin on futures/futures options contracts	1	—	—	—	—	—	—
Payable for:
Investment securities purchased	—	—	—	—	450	25,235	—
Return of securities loaned	—	208	3,275	1,115	438	2,527	3
Fund shares redeemed	623	1,694	1,075	2,027	295	4,371	252
Advisory fees	178	307	179	482	31	689	32
Administrative fees	148	263	149	413	23	581	24
12b-1 fees (Class A)	68	118	68	194	11	284	11
Board of trustee fees	65	137	60	166	7	131	8
Other expenses	59	69	36	97	5	114	6
Total liabilities	1,142	2,796	4,842	4,494	1,260	33,932	336
Net assets	$1,219,269	$2,150,300	$1,224,713	$3,435,685	$196,281	$5,152,960	$198,448
Net assets consist of:
Paid-in capital(a)	$807,818	$1,768,863	$1,150,617	$2,102,283	$182,069	$2,975,306	$198,738
Total distributable earnings (loss)(a)	411,451	381,437	74,096	1,333,402	14,212	2,177,654	(290)
Net assets	$1,219,269	$2,150,300	$1,224,713	$3,435,685	$196,281	$5,152,960	$198,448
Net assets - Class A	$1,195,283	$2,122,048	$1,206,344	$3,400,944	$191,742	$5,073,475	$193,210
Shares outstanding - Class A	28,540	62,253	72,055	81,181	11,551	122,523	12,406
Net asset value per share - Class A	$41.88	$34.09	$16.74	$41.89	$16.60	$41.41	$15.57
Net assets - Class I	$23,986	$28,252	$18,369	$34,741	$4,539	$79,485	$5,238
Shares outstanding - Class I	561	802	1,077	812	268	1,850	330
Net asset value per share - Class I	$42.74	$35.23	$17.06	$42.79	$16.93	$42.96	$15.88
Investments - unaffiliated, at cost	$796,169	$1,752,008	$1,132,723	$2,095,818	$180,867	$2,957,831	$196,908
Investments - affiliated, at cost	10,702	7,240	16,271	6,125	2,069	41,786	866
Securities on loan included in
Investments - unaffiliated, at value	—	20,401	9,139	7,999	1,242	21,095	1,358

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Assets
Investments - unaffiliated, at value	$6,403,643	$174,318	$12,670,820	$4,920,131	$465,004	$385,361	$1,928,265
Investments - affiliated, at value	149,724	2,235	295,140	42,438	—	3,957	28,680
Forward foreign currency contracts	—	—	—	—	—	5	—
Variation margin on futures/futures options contracts	1,152	7	2,357	430	34	44	—
Cash	6,013	291	1,908	673	92	202	1,348
Foreign currency	—	—	—	—	—	107	—
Receivable from:
Investment securities sold	—	—	—	—	2,135	—	1,857
Fund shares sold	4,141	245	6,296	994	296	283	590
Dividends and interest	1,302	767	8,546	3,383	403	678	2,976
Adviser	5	—	—	—	—	—	—
Deposits with brokers and counterparties	4,134	107	10,097	2,055	203	275	—
Other assets	27	1	56	23	2	3	10
Total assets	6,570,141	177,971	12,995,220	4,970,127	468,169	390,915	1,963,726
Liabilities
Forward foreign currency contracts	—	—	—	—	—	7	—
Variation margin on futures/futures options contracts	5	—	—	27	—	—	—
Payable to affiliates	—	—	—	—	—	56	54
Payable for:
Investment securities purchased	60,404	425	—	—	—	1	2,062
Return of securities loaned	27,159	1,415	604,934	8,224	—	187	—
Fund shares redeemed	4,711	145	8,703	4,120	145	220	1,489
Advisory fees	849	30	1,021	619	74	60	859
Administrative fees	719	22	916	568	59	47	157
12b-1 fees (Class A)	359	9	698	276	26	22	107
Board of trustee fees	159	7	466	291	28	34	112
Chief compliance officer fees	1	—	1	1	—	—	—
Other expenses	515	4	598	125	15	10	3
Total liabilities	94,881	2,057	617,337	14,251	347	644	4,843
Net assets	$6,475,260	$175,914	$12,377,883	$4,955,876	$467,822	$390,271	$1,958,883
Net assets consist of:
Paid-in capital(a)	$3,886,320	$209,742	$6,422,158	$4,778,355	$508,476	$268,520	$1,573,940
Total distributable earnings (loss)(a)	2,588,940	(33,828)	5,955,725	177,521	(40,654)	121,751	384,943
Net assets	$6,475,260	$175,914	$12,377,883	$4,955,876	$467,822	$390,271	$1,958,883
Net assets - Class A	$6,358,040	$164,781	$12,368,908	$4,890,274	$458,940	$381,056	$1,912,950
Shares outstanding - Class A	116,472	13,270	356,891	265,629	25,974	10,944	111,169
Net asset value per share - Class A	$54.59	$12.42	$34.66	$18.41	$17.67	$34.82	$17.21
Net assets - Class I	$117,220	$11,133	$8,975	$65,602	$8,882	$9,215	$45,933
Shares outstanding - Class I	3,218	882	249	3,499	494	262	2,615
Net asset value per share - Class I	$36.42	$12.62	$35.98	$18.75	$17.99	$35.19	$17.56
Investments - unaffiliated, at cost	$3,816,476	$209,059	$6,724,285	$4,743,613	$505,652	$263,627	$1,544,861
Investments - affiliated, at cost	149,724	2,235	294,213	42,964	—	4,093	28,680
Foreign currency cost	—	—	—	—	—	109	—
Securities on loan included in
Investments - unaffiliated, at value	27,474	2,857	652,191	23,883	1,114	3,372	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Assets
Investments - unaffiliated, at value	$9,392	$266,225	$1,127,167	$197,426	$22,669	$753,358	$1,739,726
Investments - affiliated, at value	—	1,899	26,955	25,759	1,530	30,392	51,276
Forward foreign currency contracts	—	—	—	—	—	345	—
Variation margin on futures/futures options contracts	—	13	115	4,039	59	85	—
Variation margin on swap agreements	—	—	—	—	—	16	—
OTC swap agreements	—	—	—	—	—	189	—
Cash	5	69	188	568	200	2,629	304
Foreign currency	3	—	—	—	—	2,877	—
Receivable from:
Investment securities sold	—	—	—	—	—	11,518	8,151
Fund shares sold	91	11,091	969	93	1	464	654
Dividends and interest	46	175	1,150	1,178	110	6,704	2,077
Deposits with brokers and counterparties	—	95	473	26,851	1,955	2,870	—
Other assets	—	1	5	2	—	3	10
Total assets	9,537	279,568	1,157,022	255,916	26,524	811,450	1,802,198
Liabilities
Forward foreign currency contracts	—	—	—	—	—	217	—
Variation margin on futures/futures options contracts	—	—	—	9,314	12	609	—
Variation margin on swap agreements	—	—	—	—	—	15	—
Deferred foreign capital gains tax liability	—	—	—	—	—	3	—
Payable for:
Investment securities purchased	—	226	4,629	5,774	485	122,335	6,711
Return of securities loaned	—	428	—	—	—	6,948	312
Fund shares redeemed	—	44	977	72	21	1,078	11,212
Advisory fees	1	54	182	90	20	270	627
Administrative fees	1	32	139	30	4	83	220
12b-1 fees (Class A)	—	14	39	3	2	34	93
Board of trustee fees	—	8	25	15	1	29	79
Other expenses	3	3	288	—	—	4	3
Total liabilities	5	809	6,279	15,298	545	131,625	19,257
Net assets	$9,532	$278,759	$1,150,743	$240,618	$25,979	$679,825	$1,782,941
Net assets consist of:
Paid-in capital(a)	$11,724	$270,421	$976,533	$246,036	$26,140	$739,645	$1,689,092
Total distributable earnings (loss)(a)	(2,192)	8,338	174,210	(5,418)	(161)	(59,820)	93,849
Net assets	$9,532	$278,759	$1,150,743	$240,618	$25,979	$679,825	$1,782,941
Net assets - Class A	$5,035	$265,826	$687,337	$48,234	$25,978	$596,580	$1,623,721
Shares outstanding - Class A	563	13,183	56,265	3,092	2,662	52,090	60,485
Net asset value per share - Class A	$8.94	$20.16	$12.22	$15.60	$9.76	$11.45	$26.85
Net assets - Class I	$4,497	$12,933	$463,406	$192,384	$1	$83,245	$159,220
Shares outstanding - Class I	500	630	37,427	12,192	—	7,134	5,837
Net asset value per share - Class I	$9.00	$20.52	$12.38	$15.78	$9.80	$11.67	$27.28
Investments - unaffiliated, at cost	$9,822	$257,908	$1,056,035	$197,607	$22,678	$811,586	$1,645,876
Investments - affiliated, at cost	—	1,901	26,995	25,759	1,530	30,392	51,276
Foreign currency cost	3	—	—	—	—	2,876	—
Securities on loan included in
Investments - unaffiliated, at value	—	1,177	—	—	—	7,824	309

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Assets
Investments - unaffiliated, at value	$1,877,651	$942,839	$1,631,517	$1,107,461	$1,313,615	$1,470,642	$415,431
Investments - affiliated, at value	113	5,293	25	34,040	116,056	29,786	3,084
Purchased options, at value	—	—	3,113	—	—	—	—
Forward foreign currency contracts	4,102	550	774	—	—	—	—
Variation margin on futures/futures options contracts	94	72	928	—	—	725	7
Variation margin on swap agreements	2,473	199	915	—	—	—	—
OTC swap agreements	1,670	350	—	—	—	—	—
OTC swap premiums paid	2,366	158	—	—	—	—	—
Cash	—	665	543	19,017	1,954	808	286
Foreign currency	3,791	525	5,940	—	—	—	—
Receivable from:
Investment securities sold	683,167	45,429	106,889	27,160	4,384	16,452	—
Fund shares sold	1,028	544	574	290	617	994	344
Treasury roll transactions	—	—	613,603	—	—	—	—
Dividends and interest	7,991	8,952	5,465	6,880	21,892	10,518	495
Adviser	—	—	—	95	—	—	—
Deposits with brokers and counterparties	30,751	7,150	12,494	—	—	3,949	104
Other assets	6	5	7	26	7	7	2
Total assets	2,615,203	1,012,731	2,382,787	1,194,969	1,458,525	1,533,881	419,753
Liabilities
Cash overdraft	5,053	—	—	—	—	—	—
Written options, at value	2,963	13	6,015	—	—	—	—
Forward foreign currency contracts	3,463	714	2,228	—	—	—	—
Variation margin on futures/futures options contracts	791	14	510	—	—	278	—
Variation margin on swap agreements	2,373	43	1,303	—	—	—	—
OTC swap agreements	1,519	120	5,307	—	—	—	—
OTC swap premiums received	3,192	253	—	—	—	—	—
Payable for:
Investment securities purchased	1,207,879	94,014	217,471	31,073	12,491	44,424	—
Treasury roll transactions	—	1,034	659,498	—	—	—	—
Deposits from counterparties	690	433	670	—	—	—	—
Return of securities loaned	113	5,293	25	—	38,377	2,906	1,902
Fund shares redeemed	1,462	545	967	723	679	788	497
Advisory fees	554	261	473	447	390	468	60
Administrative fees	171	75	123	143	115	122	50
12b-1 fees (Class A)	46	27	65	66	67	33	23
Board of trustee fees	52	29	109	63	93	60	25
Other expenses	463	4	68	9	2	2	75
Total liabilities	1,230,784	102,872	894,832	32,524	52,214	49,081	2,632
Net assets	$1,384,419	$909,859	$1,487,955	$1,162,445	$1,406,311	$1,484,800	$417,121
Net assets consist of:
Paid-in capital(a)	$1,505,919	$1,025,046	$1,590,106	$1,223,209	$1,501,126	$1,588,689	$389,146
Total distributable earnings (loss)(a)	(121,500)	(115,187)	(102,151)	(60,764)	(94,815)	(103,889)	27,975
Net assets	$1,384,419	$909,859	$1,487,955	$1,162,445	$1,406,311	$1,484,800	$417,121
Net assets - Class A	$804,106	$469,479	$1,122,339	$1,147,987	$1,166,927	$569,759	$411,708
Shares outstanding - Class A	75,846	41,030	101,684	99,297	81,641	46,878	50,934
Net asset value per share - Class A	$10.60	$11.44	$11.04	$11.56	$14.29	$12.15	$8.08
Net assets - Class I	$580,313	$440,380	$365,616	$14,458	$239,384	$915,041	$5,413
Shares outstanding - Class I	53,842	37,998	32,339	1,232	14,101	74,465	679
Net asset value per share - Class I	$10.78	$11.59	$11.31	$11.74	$16.98	$12.29	$7.97
Investments - unaffiliated, at cost	$2,009,180	$1,058,827	$1,732,536	$1,168,222	$1,408,432	$1,574,387	$388,042
Investments - affiliated, at cost	113	5,293	25	34,040	116,056	29,786	3,141
Purchased options, at cost	—	—	875	—	—	—	—
Foreign currency cost	3,819	550	7,192	—	—	—	—
Premiums from written options	2,150	21	1,936	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	111	5,217	24	—	44,320	2,858	11,673

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Assets
Investments - unaffiliated, at value	$2,134,169	$471,665	$11,550,974	$9,221,151	$5,119,870	$1,498,011	$496,930
Investments - affiliated, at value	9,511	14,997	1,084,191	13,514	187,639	16,846	36,177
Variation margin on futures/futures options contracts	80	—	—	—	—	5	—
OTC swap premiums paid	—	—	—	—	—	1,130	—
Cash	1,023	2,147	18,105	3,000	3,067	3,729	1,111
Foreign currency	—	253	506	1	—	—	—
Receivable from:
Investment securities sold	—	2,540	17,837	—	23,164	4,654	2,776
Fund shares sold	425	358	8,475	3,595	4,490	724	67
Dividends and interest	2,436	2,004	35,672	1,532	2,079	10,541	8,925
Deposits with brokers and counterparties	401	—	—	—	—	—	—
Other assets	10	2	57	39	26	8	2
Total assets	2,148,055	493,966	12,715,817	9,242,832	5,340,335	1,535,648	545,988
Liabilities
Written options, at value	—	—	159,823	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	138	—
OTC swap agreements	—	—	—	—	—	514	—
Deferred foreign capital gains tax liability	—	17	—	—	—	—	—
Payable to affiliates	—	122	—	15	—	—	—
Payable for:
Investment securities purchased	—	8,568	226,062	—	10,181	14,302	5,304
Deposits from counterparties	—	—	—	—	—	646	—
Return of securities loaned	1,356	2,048	9,841	—	—	491	22,204
Fund shares redeemed	1,914	395	6,376	11,861	3,201	1,050	155
Advisory fees	300	206	5,134	3,213	2,447	388	199
Administrative fees	259	58	1,339	691	407	126	63
12b-1 fees (Class A)	120	27	662	437	285	72	9
Board of trustee fees	251	35	397	318	232	102	20
Chief compliance officer fees	—	—	1	1	—	—	—
Other expenses	427	8	18	12	8	2	1
Total liabilities	4,627	11,484	409,653	16,548	16,761	17,831	27,955
Net assets	$2,143,428	$482,482	$12,306,164	$9,226,284	$5,323,574	$1,517,817	$518,033
Net assets consist of:
Paid-in capital(a)	$1,891,591	$460,689	$11,562,505	$6,090,216	$4,062,951	$1,583,612	$577,707
Total distributable earnings (loss)(a)	251,837	21,793	743,659	3,136,068	1,260,623	(65,795)	(59,674)
Net assets	$2,143,428	$482,482	$12,306,164	$9,226,284	$5,323,574	$1,517,817	$518,033
Net assets - Class A	$2,121,627	$478,653	$11,668,690	$7,743,489	$5,068,338	$1,247,850	$166,522
Shares outstanding - Class A	111,383	30,600	499,760	120,870	73,606	122,801	15,315
Net asset value per share - Class A	$19.05	$15.64	$23.35	$64.06	$68.86	$10.16	$10.87
Net assets - Class I	$21,801	$3,829	$637,474	$1,482,795	$255,236	$269,967	$351,511
Shares outstanding - Class I	1,130	241	26,878	22,071	3,485	25,947	32,186
Net asset value per share - Class I	$19.29	$15.91	$23.72	$67.18	$73.25	$10.40	$10.92
Investments - unaffiliated, at cost	$1,883,136	$449,677	$10,752,785	$6,085,085	$3,859,246	$1,560,032	$556,604
Investments - affiliated, at cost	9,582	14,997	1,084,309	13,514	187,639	16,846	36,177
Foreign currency cost	—	254	504	1	—	—	—
Premiums from written options	—	—	105,407	—	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	8,072	2,701	9,534	87,648	12,971	481	22,463

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Assets
Investments - unaffiliated, at value	$4,455,776	$5,619	$1,443,506	$114,741	$379,959	$818,852	$8,766,374
Investments - affiliated, at value	18,847	50	66,908	3,521	5,971	41,133	94,987
Purchased options, at value	—	—	—	385	—	—	—
Forward foreign currency contracts	—	—	—	33	358	—	—
Variation margin on futures/futures options contracts	—	—	—	—	82	—	45
OTC swap agreements	—	—	—	339	—	—	—
Cash	4,970	12	15	3,827	—	—	375
Cash collateral segregated for short sales	—	—	—	11,002	—	—	—
Foreign currency	28	94	—	9	4,257	1,309	—
Receivable from:
Investment securities sold	24,120	—	2,506	2,984	—	18,824	153,534
Fund shares sold	1,103	5	480	125	203	338	2,440
Dividends and interest	5,076	17	2,545	630	5,079	3,135	24,280
Deposits with brokers and counterparties	—	—	—	2,210	1,821	—	—
Other assets	22	—	7	1	2	4	43
Total assets	4,509,942	5,797	1,515,967	139,807	397,732	883,595	9,042,078
Liabilities
Cash overdraft	—	—	—	—	828	175	—
Securities sold short, at value	—	—	—	10,651	—	—	—
Written options, at value	—	—	—	1,976	—	—	—
Forward foreign currency contracts	—	—	—	78	2,513	—	—
Variation margin on futures/futures options contracts	—	—	—	—	52	—	150
OTC swap agreements	—	—	—	629	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	3	—	—
Payable to affiliates	103	—	—	—	—	—	1
Payable for:
Investment securities purchased	35,078	—	8,386	5,229	1,463	15,826	140,713
Deposits from counterparties	—	—	—	—	122	—	—
Return of securities loaned	—	—	—	—	3,630	20,807	65
Fund shares redeemed	2,383	—	742	12	506	501	3,888
Advisory fees	1,691	4	809	104	168	356	2,298
Administrative fees	350	1	182	10	48	104	677
12b-1 fees (Class A)	167	—	37	3	22	36	503
Board of trustee fees	225	1	38	7	32	55	390
Chief compliance officer fees	—	—	—	—	—	—	1
Other expenses	7	—	2	24	13	3	14
Total liabilities	40,004	6	10,196	18,723	9,400	37,863	148,700
Net assets	$4,469,938	$5,791	$1,505,771	$121,084	$388,332	$845,732	$8,893,378
Net assets consist of:
Paid-in capital(a)	$4,197,942	$6,682	$972,958	$133,746	$625,145	$822,438	$7,574,707
Total distributable earnings (loss)(a)	271,996	(891)	532,813	(12,662)	(236,813)	23,294	1,318,671
Net assets	$4,469,938	$5,791	$1,505,771	$121,084	$388,332	$845,732	$8,893,378
Net assets - Class A	$2,949,305	$5,790	$667,335	$57,948	$383,984	$642,835	$8,818,981
Shares outstanding - Class A	129,216	612	42,389	4,929	52,710	58,965	280,596
Net asset value per share - Class A	$22.82	$9.46	$15.74	$11.76	$7.28	$10.90	$31.43
Net assets - Class I	$1,520,633	$1	$838,436	$63,136	$4,348	$202,897	$74,397
Shares outstanding - Class I	62,764	—	52,553	5,337	586	17,265	2,261
Net asset value per share - Class I	$24.23	$9.48	$15.95	$11.83	$7.42	$11.75	$32.91
Investments - unaffiliated, at cost	$4,183,812	$6,406	$1,128,031	$125,453	$397,210	$772,406	$7,447,261
Investments - affiliated, at cost	18,847	50	66,908	3,521	5,971	41,133	94,987
Purchased options, at cost	—	—	—	521	—	—	—
Foreign currency cost	31	95	—	9	4,185	1,305	—
Proceeds from securities sold short	—	—	—	9,230	—	—	—
Premiums from written options	—	—	—	1,919	—	—	—
Securities on loan included in
Investments - unaffiliated, at value	—	—	—	—	4,334	22,869	75,036

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2023

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$1,197,830	$657,003	$1,846,291	$1,380,407
Investments - affiliated, at value	11,336	18,541	—	20,816
Repurchase agreements, at value	—	—	1,032,200	—
Cash	325	215	266,665	508
Foreign currency	59	249	—	—
Receivable from:
Investment securities sold	17,623	3,735	—	—
Fund shares sold	501	426	16,367	550
Dividends and interest	1,907	2,781	3,022	1,759
Other assets	6	3	13	7
Total assets	1,229,587	682,953	3,164,558	1,404,047
Liabilities
Payable to affiliates	23	150	—	—
Payable for:
Investment securities purchased	4,145	1,569	—	—
Return of securities loaned	7,782	15,943	—	—
Fund shares redeemed	546	803	4,279	910
Advisory fees	427	312	404	429
Administrative fees	148	82	261	113
12b-1 fees (Class A)	43	37	162	44
Dividends	—	—	11,734	—
Board of trustee fees	51	55	165	91
Other expenses	2	17	5	1
Total liabilities	13,167	18,968	17,010	1,588
Net assets	$1,216,420	$663,985	$3,147,548	$1,402,459
Net assets consist of:
Paid-in capital(a)	$1,185,081	$664,034	$3,147,415	$1,237,961
Total distributable earnings (loss)(a)	31,339	(49)	133	164,498
Net assets	$1,216,420	$663,985	$3,147,548	$1,402,459
Net assets - Class A	$754,920	$659,296	$2,817,596	$775,905
Shares outstanding - Class A	46,749	73,462	2,817,461	26,153
Net asset value per share - Class A	$16.15	$8.97	$1.00	$29.67
Net assets - Class I	$461,500	$4,689	$329,952	$626,554
Shares outstanding - Class I	28,058	507	329,957	20,229
Net asset value per share - Class I	$16.45	$9.24	$1.00	$30.97
Investments - unaffiliated, at cost	$1,166,649	$657,515	$1,846,291	$1,215,995
Investments - affiliated, at cost	11,336	18,541	—	20,816
Repurchase agreements, at cost	—	—	1,032,200	—
Foreign currency cost	60	254	—	—
Securities on loan included in
Investments - unaffiliated, at value	8,675	31,052	—	18,393

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Bond Fund of America Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Capital World Bond Fund(b)	JNL/American Funds Global Growth Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth Fund(b)
Investment income
Dividends received from master fund (a)	$13,429	$1,593	$4,501	$—	$2,284	$597	$7,975
Total investment income	13,429	1,593	4,501	—	2,284	597	7,975

Expenses
Advisory fees	6,546	446	940	1,054	2,534	2,116	11,759
Administrative fees	1,284	112	179	176	390	325	1,838
12b-1 fees (Class A)	3,783	321	527	520	1,139	961	5,662
Legal fees	6	—	1	1	2	2	9
Board of trustee fees	18	3	4	—	5	1	24
Chief compliance officer fees	6	—	1	1	2	1	8
Other expenses	18	1	2	2	5	4	23
Total expenses	11,661	883	1,654	1,754	4,077	3,410	19,323
Expense waiver	(3,853)	(223)	(448)	(756)	(1,560)	(1,497)	(8,666)
Net expenses	7,808	660	1,206	998	2,517	1,913	10,657
Net investment income (loss)	5,621	933	3,295	(998)	(233)	(1,316)	(2,682)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	81	(2,050)	—	—	—	—	—
Investments - affiliated	(483)	—	1,294	(5,033)	371	(19,405)	2,433
Distributions from affiliated investment
companies	101,049	—	—	—	61,580	8,006	234,167
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	1,624	—	—	—	—	—
Investments - affiliated	64,487	—	7,240	10,680	46,940	81,442	621,755
Net realized and unrealized gain (loss)	165,134	(426)	8,534	5,647	108,891	70,043	858,355
Change in net assets from operations	$170,755	$507	$11,829	$4,649	$108,658	$68,727	$855,673
(a) Affiliated income	$13,429	$—	$4,501	$—	$2,284	$597	$7,975

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)	JNL/American Funds New World Fund(b)	JNL/American Funds Washington Mutual Investors Fund(b)	JNL/Mellon Bond Index Fund(b)	JNL/Mellon Emerging Markets Index Fund(b)	JNL/Mellon International Index Fund(b)
Investment income
Dividends received from master fund (a)	$32,791	$3,575	$3,940	$16,904	$—	$—	$—
Total investment income	32,791	3,575	3,940	16,904	—	—	—

Expenses
Advisory fees	24,242	5,292	6,446	9,722	832	1,157	1,710
Administrative fees	3,859	721	689	1,679	514	635	1,660
12b-1 fees (Class A)	13,187	2,138	2,025	5,119	1,512	1,245	3,241
Legal fees	22	4	3	9	—	—	—
Board of trustee fees	45	1	4	15	—	—	—
Chief compliance officer fees	20	3	3	8	—	—	—
Other expenses	62	10	10	25	1	2	1
Total expenses	41,437	8,169	9,180	16,577	2,859	3,039	6,612
Expense waiver	(13,357)	(3,603)	(4,477)	(5,181)	(360)	(618)	(1,051)
Net expenses	28,080	4,566	4,703	11,396	2,499	2,421	5,561
Net investment income (loss)	4,711	(991)	(763)	5,508	(2,499)	(2,421)	(5,561)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	13,298	(17,348)	(2,401)	(23,531)	(4,980)	(12,314)	(12,040)
Distributions from affiliated investment
companies	483,203	—	—	32,114	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	723,326	182,334	154,326	240,770	26,997	54,992	252,473
Net realized and unrealized gain (loss)	1,219,827	164,986	151,925	249,353	22,017	42,678	240,433
Change in net assets from operations	$1,224,538	$163,995	$151,162	$254,861	$19,518	$40,257	$234,872
(a) Affiliated income	$32,791	$3,575	$3,940	$16,904	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon S&P 400 MidCap Index Fund(b)	JNL/Mellon Small Cap Index Fund(b)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$10	$—	$—
Total investment income	—	—	—	—	10	—	—

Expenses
Advisory fees	2,192	1,700	680	363	1,304	976	1,625
Administrative fees	1,560	1,183	347	150	738	530	930
12b-1 fees (Class A)	4,603	3,466	2,063	887	4,402	3,178	5,688
Legal fees	—	—	4	2	8	6	10
Board of trustee fees	—	—	4	—	—	—	—
Chief compliance officer fees	—	—	3	1	7	5	10
Other expenses	2	2	10	3	32	—	27
Total expenses	8,357	6,351	3,111	1,406	6,491	4,695	8,290
Expense waiver	(1,255)	(947)	—	—	—	—	—
Net expenses	7,102	5,404	3,111	1,406	6,491	4,695	8,290
Net investment income (loss)	(7,102)	(5,404)	(3,111)	(1,406)	(6,481)	(4,695)	(8,290)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	(8,125)	(8,340)	7,336	(1,337)	15,150	16,472	36,145
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	274,776	148,412	145,906	29,699	276,821	126,351	267,370
Foreign currency	—	—	—	—	4	—	—
Net realized and unrealized gain (loss)	266,651	140,072	153,242	28,362	291,975	142,823	303,515
Change in net assets from operations	$259,549	$134,668	$150,131	$26,956	$285,494	$138,128	$295,225
(a) Affiliated income	$—	$—	$—	$—	$—	$—	$—

(b)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Investment income
Dividends (a)	$24,279	$20,085	$932	$376	$1,856	$868	$1,801
Total investment income	24,279	20,085	932	376	1,856	868	1,801

Expenses
Advisory fees	3,072	2,257	945	462	1,776	913	1,732
Administrative fees	2,503	1,829	513	212	1,021	493	995
12b-1 fees (Class A)	5,024	3,626	3,064	1,265	6,280	2,956	6,125
Legal fees	8	6	5	2	11	5	11
Board of trustee fees	18	9	1	—	—	—	—
Chief compliance officer fees	8	6	5	2	10	5	10
Other expenses	23	17	15	1	23	5	15
Total expenses	10,656	7,750	4,548	1,944	9,121	4,377	8,888
Net investment income (loss)	13,623	12,335	(3,616)	(1,568)	(7,265)	(3,509)	(7,087)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	24,115	(9,131)	—	—	—	—	—
Investments - affiliated	(95)	(7,020)	23,974	4,116	61,832	21,595	55,346
Distributions from unaffiliated
investment companies	51,313	25,063	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	244,853	155,479	—	—	—	—	—
Investments - affiliated	2,234	11,023	253,896	31,320	447,135	111,236	332,722
Net realized and unrealized gain (loss)	322,420	175,414	277,870	35,436	508,967	132,831	388,068
Change in net assets from operations	$336,043	$187,749	$274,254	$33,868	$501,702	$129,322	$380,981
(a) Affiliated income	$871	$2,949	$890	$364	$1,783	$839	$1,739

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Investment income
Dividends (a)	$3,335	$2,593	$3,702	$20,746	$6,051	$9,859	$962
Interest	—	—	—	—	—	—	13,801
Securities lending (a)	65	78	55	122	36	85	24
Total investment income	3,400	2,671	3,757	20,868	6,087	9,944	14,787

Expenses
Advisory fees	307	197	306	1,849	523	886	1,035
Administrative fees	230	148	230	1,479	392	664	—
12b-1 fees (Class A)	450	284	446	2,877	757	1,268	—
Legal fees	1	1	1	5	2	2	3
Board of trustee fees	1	1	1	4	4	7	—
Chief compliance officer fees	1	—	1	5	1	2	2
Other expenses	1	1	2	17	5	7	6
Total expenses	991	632	987	6,236	1,684	2,836	1,046
Expense waiver	—	—	—	(32)	(12)	(24)	(673)
Net expenses	991	632	987	6,204	1,672	2,812	373
Net investment income (loss)	2,409	2,039	2,770	14,664	4,415	7,132	14,414

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	558	(349)	347	9,803	(3,031)	5,724	(12,874)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	19,127	7,314	15,069	130,439	26,018	45,476	20,544
Net realized and unrealized gain (loss)	19,685	6,965	15,416	140,242	22,987	51,200	7,670
Change in net assets from operations	$22,094	$9,004	$18,186	$154,906	$27,402	$58,332	$22,084
(a) Affiliated income	$382	$365	$371	$477	$153	$403	$1,026

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Investment income
Dividends (a)	$16,424	$48,767	$27,960	$21,961	$6,830	$14,783	$11,967
Foreign taxes withheld	(1,735)	(3,651)	—	(14)	(329)	(1,510)	(1,084)
Interest	12	23	39	17	9,057	—	—
Net prime broker interest income	—	—	—	—	727	—	—
Securities lending (a)	62	346	400	182	16	101	692
Total investment income	14,763	45,485	28,399	22,146	16,301	13,374	11,575

Expenses
Advisory fees	848	2,218	3,141	2,370	6,338	3,586	2,314
Administrative fees	—	—	—	—	1,074	698	461
12b-1 fees (Class A)	—	—	—	—	310	948	592
Licensing fees paid to third parties	21	55	250	188	—	—	—
Legal fees	2	6	8	6	3	2	1
Board of trustee fees	3	9	5	1	—	—	—
Chief compliance officer fees	2	5	7	6	4	2	1
Dividends/interest on securities sold short	—	—	—	—	2,184	—	—
Net short holdings borrowing fees	—	—	—	—	957	—	—
Interest expense	—	—	—	—	572	—	—
Other expenses	18	19	24	18	44	29	17
Total expenses	894	2,312	3,435	2,589	11,486	5,265	3,386
Expense waiver	(233)	(1,165)	(1,885)	(1,422)	—	—	—
Net expenses	661	1,147	1,550	1,167	11,486	5,265	3,386
Net investment income (loss)	14,102	44,338	26,849	20,979	4,815	8,109	8,189

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(7,492)	22,758	(65,005)	(104,463)	(7,730)	(11,417)	(20,807)
Investments - affiliated	—	66	—	—	—	—	—
Securities sold short	—	—	—	—	3,189	—	—
Brokerage commissions recaptured	—	—	—	—	1	1	1
Purchased options	—	—	—	—	(6,726)	—	—
Written options	—	—	—	—	10,220	—	—
Foreign currency	(2)	(391)	—	—	(217)	(234)	(340)
Forward foreign currency contracts	(25)	(215)	—	—	(1,529)	(3)	(12)
Futures/futures options contracts	405	2,281	267	274	(3,812)	—	—
Swap agreements	—	—	—	—	(1,122)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	35,276	172,678	302,479	221,802	112,425	53,768	89,682
Investments - affiliated	—	80	—	—	—	(700)	—
Investment securities sold short	—	—	—	—	(33,494)	—	—
Purchased options	—	—	—	—	438	—	—
Written options	—	—	—	—	(1,337)	—	—
Foreign currency	(43)	203	—	—	(151)	8	24
Forward foreign currency contracts	—	(363)	—	—	1,621	—	3
Futures/futures options contracts	(82)	394	1,357	371	3,394	—	—
Swap agreements	—	—	—	—	(3,506)	—	—
Net realized and unrealized gain (loss)	28,037	197,491	239,098	117,984	71,664	41,423	68,551
Change in net assets from operations	$42,139	$241,829	$265,947	$138,963	$76,479	$49,532	$76,740
(a) Affiliated income	$296	$488	$832	$324	$3,695	$466	$274

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Investment income
Dividends (a)	$13,418	$5,401	$11,722	$2,206	$2,650	$145	$4,168
Foreign taxes withheld	(159)	(15)	(19)	(25)	—	(10)	—
Interest	—	—	—	—	5	—	10
Securities lending (a)	55	346	80	—	—	—	1
Total investment income	13,314	5,732	11,783	2,181	2,655	135	4,179

Expenses
Advisory fees	4,599	6,165	5,388	916	306	54	793
Administrative fees	1,103	1,073	809	259	153	13	297
12b-1 fees (Class A)	685	2,782	1,732	—	—	24	584
Licensing fees paid to third parties	—	—	—	—	31	—	—
Legal fees	4	5	4	1	1	—	1
Board of trustee fees	9	1	4	5	3	—	1
Chief compliance officer fees	3	5	4	1	1	—	1
Other expenses	11	15	12	2	1	—	3
Total expenses	6,414	10,046	7,953	1,184	496	91	1,680
Expense waiver	—	—	—	—	(352)	—	—
Net expenses	6,414	10,046	7,953	1,184	144	91	1,680
Net investment income (loss)	6,900	(4,314)	3,830	997	2,511	44	2,499

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(4,095)	(137,512)	34,141	(6,771)	104	(147)	(1,368)
Brokerage commissions recaptured	24	42	16	—	—	—	—
Foreign currency	—	(3)	—	—	—	(19)	—
Forward foreign currency contracts	—	7	—	—	—	21	—
Futures/futures options contracts	—	—	—	—	246	—	1,249
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	104,520	404,694	97,115	51,497	45,661	2,046	16,023
Investments - affiliated	—	—	—	—	(6)	—	—
Forward foreign currency contracts	—	—	—	—	—	(100)	—
Futures/futures options contracts	—	—	—	—	175	—	953
Net realized and unrealized gain (loss)	100,449	267,228	131,272	44,726	46,180	1,801	16,857
Change in net assets from operations	$107,349	$262,914	$135,102	$45,723	$48,691	$1,845	$19,356
(a) Affiliated income	$1,474	$1,942	$1,246	$282	$83	$17	$432

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Investment income
Dividends (a)	$5,652	$70	$28,940	$27,564	$13,144	$35,254	$5,538
Foreign taxes withheld	(480)	—	(915)	(248)	(241)	(2,865)	(36)
Interest	—	—	20,501	—	—	—	—
Net prime broker interest income	—	—	101	—	—	—	—
Securities lending (a)	14	6	211	357	23	172	4
Total investment income	5,186	76	48,838	27,673	12,926	32,561	5,506

Expenses
Advisory fees	2,076	195	8,330	3,706	8,469	4,008	3,416
Administrative fees	588	59	2,165	1,074	1,779	1,165	1,056
12b-1 fees (Class A)	1,144	8	4,179	1,751	4,260	963	696
Legal fees	2	—	8	4	9	4	3
Board of trustee fees	2	1	—	11	—	4	8
Chief compliance officer fees	2	—	8	4	8	3	3
Dividends/interest on securities sold short	—	—	20	—	—	—	—
Other expenses	12	—	33	10	16	10	9
Total expenses	3,826	263	14,743	6,560	14,541	6,157	5,191
Expense waiver	—	—	—	—	(409)	—	—
Net expenses	3,826	263	14,743	6,560	14,132	6,157	5,191
Net investment income (loss)	1,360	(187)	34,095	21,113	(1,206)	26,404	315

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(39,113)	(11,468)	54,810	23,757	11,999	56,646	46,351
Investments - affiliated	—	—	(62)	—	—	—	—
Securities sold short	—	—	83	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	20	4
Purchased options	—	—	(5,759)	—	—	—	—
Written options	—	—	16,604	—	—	—	—
Foreign currency	(56)	—	(714)	34	(28)	(168)	—
Forward foreign currency contracts	1	—	(10,282)	—	—	143	—
Futures/futures options contracts	—	—	(5,070)	—	—	—	—
Swap agreements	—	—	(3,383)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	130,689	34,383	136,267	(113,660)	1,061,761	200,719	354,124
Investments - affiliated	—	—	813	—	—	—	—
Investment securities sold short	—	—	(81)	—	—	—	—
Purchased options	—	—	(3,503)	—	—	—	—
Written options	—	—	10,309	—	—	—	—
Foreign currency	4	—	(68)	2	2	72	—
Forward foreign currency contracts	—	—	(5,541)	—	—	24	—
Futures/futures options contracts	—	—	12,867	—	—	—	—
Swap agreements	—	—	(12,839)	—	—	—	—
Net realized and unrealized gain (loss)	91,525	22,915	184,451	(89,867)	1,073,734	257,456	400,479
Change in net assets from operations	$92,885	$22,728	$218,546	$(68,754)	$1,072,528	$283,860	$400,794
(a) Affiliated income	$319	$26	$9,762	$1,111	$168	$1,131	$556

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Investment income
Dividends (a)	$5,894	$11,280	$3,776	$2,364	$116	$1,747	$531
Foreign taxes withheld	(441)	(4)	(4)	—	—	—	—
Interest	—	—	—	62,821	16,867	42,805	45,613
Securities lending (a)	41	12	34	42	31	—	1
Total investment income	5,494	11,288	3,806	65,227	17,014	44,552	46,145

Expenses
Advisory fees	566	2,530	1,351	5,145	1,770	5,124	4,355
Administrative fees	189	642	383	1,388	427	1,382	1,027
12b-1 fees (Class A)	355	1,776	736	2,799	189	2,357	1,122
Legal fees	1	3	1	7	2	5	5
Board of trustee fees	2	4	4	—	—	2	—
Chief compliance officer fees	1	3	1	7	1	4	5
Other expenses	2	14	25	7	4	14	11
Total expenses	1,116	4,972	2,501	9,353	2,393	8,888	6,525
Expense waiver	(4)	(25)	(5)	—	—	—	—
Net expenses	1,112	4,947	2,496	9,353	2,393	8,888	6,525
Net investment income (loss)	4,382	6,341	1,310	55,874	14,621	35,664	39,620

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,155)	55,277	6,935	(37,499)	(27,807)	(12,441)	(47,907)
Foreign currency	(49)	—	—	(20)	—	—	—
Forward foreign currency contracts	—	—	—	(47)	—	—	—
Swap agreements	—	—	—	—	—	50,422	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	17,610	97,021	24,125	55,874	32,263	13,693	61,804
Foreign currency	—	—	—	(9)	—	—	—
Forward foreign currency contracts	—	—	—	29	—	—	—
Swap agreements	—	—	—	—	—	189,445	—
Net realized and unrealized gain (loss)	16,406	152,298	31,060	18,328	4,456	241,119	13,897
Change in net assets from operations	$20,788	$158,639	$32,370	$74,202	$19,077	$276,783	$53,517
(a) Affiliated income	$91	$68	$71	$2,545	$248	$1,747	$561

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Investment income
Dividends (a)	$1,830	$18,623	$7,647	$69,185	$21,638	$15,276	$4,516
Foreign taxes withheld	—	(496)	(6)	(16)	(1,851)	(1,405)	—
Interest	31,172	—	39,879	—	4	—	—
Securities lending (a)	84	56	355	20	61	51	4
Total investment income	33,086	18,183	47,875	69,189	19,852	13,922	4,520

Expenses
Advisory fees	2,667	3,151	4,236	6,302	3,051	2,658	696
Administrative fees	705	680	797	3,566	509	584	160
12b-1 fees (Class A)	1,150	942	2,380	7,498	419	690	159
Legal fees	4	2	4	13	2	2	1
Board of trustee fees	2	2	—	—	4	—	1
Chief compliance officer fees	3	3	4	12	2	2	—
Other expenses	10	4	11	41	31	5	10
Total expenses	4,541	4,784	7,432	17,432	4,018	3,941	1,027
Net investment income (loss)	28,545	13,399	40,443	51,757	15,834	9,981	3,493

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(13,310)	3,104	13,348	9,609	(6,816)	18,546	(13,753)
Brokerage commissions recaptured	—	—	9	—	—	—	5
Written options	—	—	243	—	—	—	—
Foreign currency	—	106	8	—	(574)	(37)	—
Forward foreign currency contracts	—	—	—	—	(14)	(7)	—
Futures/futures options contracts	199	—	(282)	—	—	—	—
Swap agreements	(47)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	21,707	(3,121)	(1,718)	257,339	83,647	78,379	17,466
Purchased options	(163)	—	—	—	—	—	—
Foreign currency	—	(15)	15	—	(4)	50	—
Futures/futures options contracts	297	—	(402)	—	—	—	—
Swap agreements	50	—	—	—	—	—	—
Net realized and unrealized gain (loss)	8,733	74	11,221	266,948	76,239	96,931	3,718
Change in net assets from operations	$37,278	$13,473	$51,664	$318,705	$92,073	$106,912	$7,211
(a) Affiliated income	$2,095	$331	$1,333	$597	$486	$484	$39

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Investment income
Dividends (a)	$14,156	$9,833	$5,820	$7,093	$6,276	$8,299	$1,761
Foreign taxes withheld	(154)	(763)	(29)	(369)	(12)	—	—
Interest	—	—	—	9,652	16	—	23,435
Securities lending (a)	—	34	15	71	1	4	—
Total investment income	14,002	9,104	5,806	16,447	6,281	8,303	25,196

Expenses
Advisory fees	2,707	3,817	5,352	3,059	1,925	6,973	2,265
Administrative fees	777	1,145	818	767	577	1,412	812
12b-1 fees (Class A)	609	1,917	2,428	1,529	979	3,780	1,426
Legal fees	3	4	4	3	2	7	4
Board of trustee fees	8	—	—	—	6	7	3
Chief compliance officer fees	2	4	4	2	2	6	4
Net short holdings borrowing fees	—	—	—	—	49	—	—
Other expenses	8	15	9	19	12	22	11
Total expenses	4,114	6,902	8,615	5,379	3,552	12,207	4,525
Expense waiver	—	—	(49)	—	—	—	—
Net expenses	4,114	6,902	8,566	5,379	3,552	12,207	4,525
Net investment income (loss)	9,888	2,202	(2,760)	11,068	2,729	(3,904)	20,671

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	14,312	73,183	(5,447)	(12,557)	21,044	41,333	(7,653)
Brokerage commissions recaptured	9	—	28	5	3	24	—
Purchased options	—	—	—	(715)	(28,476)	—	—
Written options	—	—	—	—	(4,716)	—	—
Foreign currency	12	(84)	1	46	—	—	—
Forward foreign currency contracts	—	36	—	(2,920)	—	—	—
Futures/futures options contracts	—	—	—	(7,091)	1,430	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	8,325	244,565	161,374	76,100	103,007	366,047	13,250
Investment securities sold short	—	—	—	(66)	—	—	—
Purchased options	—	—	—	780	(332)	—	—
Written options	—	—	—	—	158	—	—
Foreign currency	17	(115)	—	(170)	—	—	—
Forward foreign currency contracts	—	58	—	5,758	—	—	—
Futures/futures options contracts	—	—	—	(2,628)	699	—	—
Net realized and unrealized gain (loss)	22,675	317,643	155,956	56,542	92,817	407,404	5,597
Change in net assets from operations	$32,563	$319,845	$153,196	$67,610	$95,546	$403,500	$26,268
(a) Affiliated income	$894	$220	$1,208	$739	$286	$1,104	$1,761

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Investment income
Dividends (a)	$18,540	$7,728	$4,147	$218	$1,203	$7,270	$6,153
Foreign taxes withheld	(56)	(653)	(255)	—	—	—	—
Interest	—	—	—	25,184	3	10	5
Securities lending (a)	—	99	6	16	134	241	22
Total investment income	18,484	7,174	3,898	25,418	1,340	7,521	6,180

Expenses
Advisory fees	3,838	1,624	1,637	1,820	276	1,160	488
Administrative fees	798	357	447	786	212	971	388
12b-1 fees (Class A)	1,431	170	539	572	415	1,922	756
Licensing fees paid to third parties	—	—	—	—	7	32	13
Legal fees	4	1	2	3	1	3	2
Board of trustee fees	7	3	—	13	—	—	7
Chief compliance officer fees	4	1	1	2	—	3	1
Other expenses	11	4	1	10	2	8	8
Total expenses	6,093	2,160	2,627	3,206	913	4,099	1,663
Expense waiver	—	(79)	—	—	(1)	(3)	(3)
Net expenses	6,093	2,081	2,627	3,206	912	4,096	1,660
Net investment income (loss)	12,391	5,093	1,271	22,212	428	3,425	4,520

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	28,097	(690)	5,013	(5,301)	288	18,150	26,719
Brokerage commissions recaptured	—	—	6	—	—	—	—
Foreign currency	—	(33)	(22)	—	—	—	—
Forward foreign currency contracts	—	(22)	26	—	—	—	—
Futures/futures options contracts	—	—	—	(1,818)	493	645	(93)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	17,014	53,170	133,707	7,479	75,672	314,742	(22,186)
Foreign currency	1	23	58	—	—	—	—
Forward foreign currency contracts	—	(13)	(5)	—	—	—	—
Futures/futures options contracts	—	—	—	(4,684)	37	229	17
Net realized and unrealized gain (loss)	45,112	52,435	138,783	(4,324)	76,490	333,766	4,457
Change in net assets from operations	$57,503	$57,528	$140,054	$17,888	$76,918	$337,191	$8,977
(a) Affiliated income	$493	$312	$116	$334	$109	$243	$46

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Investment income
Dividends (a)	$13,189	$44,250	$13,274	$27,741	$1,593	$19,937	$1,945
Foreign taxes withheld	—	—	(3)	—	—	(21)	—
Interest	14	34	15	15	2	34	3
Securities lending (a)	—	30	88	25	2	193	1
Total investment income	13,203	44,314	13,374	27,781	1,597	20,143	1,949

Expenses
Advisory fees	1,082	2,162	1,160	2,984	195	3,579	213
Administrative fees	903	1,855	971	2,553	144	3,037	159
12b-1 fees (Class A)	1,770	3,666	1,914	5,153	281	6,225	310
Licensing fees paid to third parties	110	62	33	87	5	105	5
Legal fees	3	7	4	9	—	10	—
Board of trustee fees	6	15	4	18	2	4	2
Chief compliance officer fees	3	6	3	9	—	9	—
Other expenses	10	57	10	28	3	26	5
Total expenses	3,887	7,830	4,099	10,841	630	12,995	694
Expense waiver	(6)	(7)	(5)	(9)	(1)	(16)	(1)
Net expenses	3,881	7,823	4,094	10,832	629	12,979	693
Net investment income (loss)	9,322	36,491	9,280	16,949	968	7,164	1,256

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	30,103	304,181	7,707	107,434	2,294	26,938	(4,625)
Investments - affiliated	—	—	(105)	—	—	—	—
Futures/futures options contracts	(245)	(1,424)	(110)	(916)	19	6,685	(20)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	14,941	(506,299)	(6,342)	(169,741)	17,391	1,464,657	17,670
Investments - affiliated	—	—	(170)	—	—	—	—
Futures/futures options contracts	318	168	15	234	51	240	114
Net realized and unrealized gain (loss)	45,117	(203,374)	995	(62,989)	19,755	1,498,520	13,139
Change in net assets from operations	$54,439	$(166,883)	$10,275	$(46,040)	$20,723	$1,505,684	$14,395
(a) Affiliated income	$188	$117	$277	$167	$26	$586	$34

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Investment income
Dividends (a)	$24,368	$3,744	$97,285	$39,164	$8,654	$4,654	$21,384
Foreign taxes withheld	(54)	—	(26)	(7)	—	(137)	(66)
Interest	106	3	—	35	7	8	—
Securities lending (a)	626	5	933	316	1	40	4
Total investment income	25,046	3,752	98,192	39,508	8,662	4,565	21,322

Expenses
Advisory fees	4,408	186	5,846	3,640	516	355	5,396
Administrative fees	3,726	137	5,214	3,324	412	277	985
12b-1 fees (Class A)	7,769	257	16,870	6,939	809	541	2,888
Licensing fees paid to third parties	942	5	1,101	117	14	9	—
Legal fees	12	—	28	12	2	1	5
Board of trustee fees	12	1	40	—	8	—	4
Chief compliance officer fees	11	—	26	11	2	1	5
Other expenses	33	5	77	—	10	2	16
Total expenses	16,913	591	29,202	14,043	1,773	1,186	9,299
Expense waiver	(24)	(3)	—	—	(3)	(2)	—
Net expenses	16,889	588	29,202	14,043	1,770	1,184	9,299
Net investment income (loss)	8,157	3,164	68,990	25,465	6,892	3,381	12,023

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	18,189	(3,803)	59,419	(54,293)	7,683	1,424	31,548
Investments - affiliated	—	—	27	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—	38
Foreign currency	—	—	—	—	—	(11)	5
Forward foreign currency contracts	—	—	—	—	—	11	(1)
Futures/futures options contracts	19,023	(32)	10,882	3,516	(319)	522	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,700,512	5,919	1,614,484	737,095	(50,481)	46,218	66,095
Investments - affiliated	—	—	(258)	(77)	—	2	—
Foreign currency	—	—	—	—	—	(3)	—
Forward foreign currency contracts	—	—	—	—	—	(35)	—
Futures/futures options contracts	4,605	47	8,959	837	9	295	—
Net realized and unrealized gain (loss)	1,742,329	2,131	1,693,513	687,078	(43,108)	48,423	97,685
Change in net assets from operations	$1,750,486	$5,295	$1,762,503	$712,543	$(36,216)	$51,804	$109,708
(a) Affiliated income	$2,154	$32	$5,512	$525	$30	$122	$484

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Investment income
Dividends (a)	$175	$2,004	$6,933	$577	$79	$601	$21,789
Foreign taxes withheld	(9)	—	—	—	—	(9)	(61)
Interest	—	1	8	6,999	466	18,049	—
Securities lending (a)	—	6	—	—	—	143	44
Total investment income	166	2,011	6,941	7,576	545	18,784	21,772

Expenses
Advisory fees	9	307	950	679	89	1,624	3,994
Administrative fees	6	184	715	226	18	500	1,405
12b-1 fees (Class A)	7	353	775	85	36	875	2,576
Licensing fees paid to third parties	3	6	526	—	—	—	—
Legal fees	—	1	2	1	—	1	5
Board of trustee fees	—	1	4	4	—	1	27
Chief compliance officer fees	—	1	2	1	—	2	4
Other expenses	—	3	6	18	—	—	14
Total expenses	25	856	2,980	1,014	143	3,003	8,025
Expense waiver	—	(3)	—	—	—	—	—
Net expenses	25	853	2,980	1,014	143	3,003	8,025
Net investment income (loss)	141	1,158	3,961	6,562	402	15,781	13,747

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(948)	5,546	45,036	(152)	1	(29,520)	8,758
Brokerage commissions recaptured	—	—	—	—	—	—	85
Foreign currency	(2)	—	—	—	—	(42)	—
Forward foreign currency contracts	(1)	—	—	—	—	(2,492)	—
Futures/futures options contracts	—	92	672	(16,800)	735	4,173	—
Swap agreements	—	—	—	—	—	1,691	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,710	30,176	143,603	1,036	44	33,984	36,571
Investments - affiliated	—	(2)	(40)	—	—	—	—
Foreign currency	—	—	—	—	—	(16)	1
Forward foreign currency contracts	—	—	—	—	—	2,551	—
Futures/futures options contracts	—	29	303	(14,835)	(976)	(2,302)	—
Swap agreements	—	—	—	—	—	653	—
Net realized and unrealized gain (loss)	759	35,841	189,574	(30,751)	(196)	8,680	45,415
Change in net assets from operations	$900	$36,999	$193,535	$(24,189)	$206	$24,461	$59,162
(a) Affiliated income	$1	$23	$190	$577	$79	$619	$1,273

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Investment income
Dividends (a)	$174	$101	$71	$1,244	$1,516	$954	$3,989
Interest	37,848	19,892	36,946	56,494	49,374	27,648	3
Securities lending (a)	5	24	—	—	168	20	89
Total investment income	38,027	20,017	37,017	57,738	51,058	28,622	4,081

Expenses
Advisory fees	3,241	1,624	2,924	2,755	2,362	2,719	373
Administrative fees	998	464	760	890	696	706	311
12b-1 fees (Class A)	1,168	698	1,730	1,756	1,735	838	615
Licensing fees paid to third parties	—	—	—	—	—	—	73
Legal fees	3	2	4	3	4	4	1
Board of trustee fees	1	2	—	1	—	4	—
Chief compliance officer fees	3	2	4	3	3	3	1
Interest expense	—	478	1,639	—	—	—	—
Other expenses	19	7	5	48	4	9	3
Total expenses	5,433	3,277	7,066	5,456	4,804	4,283	1,377
Expense waiver	—	—	—	(593)	—	—	(1)
Net expenses	5,433	3,277	7,066	4,863	4,804	4,283	1,376
Net investment income (loss)	32,594	16,740	29,951	52,875	46,254	24,339	2,705

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(26,753)	(18,130)	(19,585)	(19,195)	(49,185)	(30,715)	4,198
Investments - affiliated	—	—	—	—	—	—	(11)
Purchased options	—	—	(1,954)	—	—	—	—
Written options	2,479	185	2,598	—	—	—	—
Foreign currency	(1,554)	(129)	1,060	—	—	—	—
Forward foreign currency contracts	1,770	91	(1,632)	—	—	—	—
Futures/futures options contracts	(647)	32	(6,879)	—	—	20	28
Swap agreements	668	36	(20,505)	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	20,872	26,910	21,928	39,677	68,457	42,381	24,243
Investments - affiliated	—	—	—	—	—	—	(69)
Purchased options	—	—	1,851	—	—	—	—
Written options	(18)	4	(2,381)	—	—	—	—
Foreign currency	456	(32)	(251)	—	—	—	—
Forward foreign currency contracts	518	425	1,510	—	—	—	—
Futures/futures options contracts	610	(80)	2,214	—	—	(424)	22
Swap agreements	1,864	1,757	19,789	—	—	—	—
Net realized and unrealized gain (loss)	265	11,069	(2,237)	20,482	19,272	11,262	28,411
Change in net assets from operations	$32,859	$27,809	$27,714	$73,357	$65,526	$35,601	$31,116
(a) Affiliated income	$43	$134	$1	$1,185	$1,907	$1,044	$62

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Investment income
Dividends (a)	$26,906	$3,889	$69,438	$24,797	$22,319	$304	$714
Foreign taxes withheld	(1)	(129)	(580)	(519)	(49)	—	—
Interest	10	3,059	109,447	—	—	29,488	20,716
Securities lending (a)	83	45	655	18	15	11	224
Total investment income	26,998	6,864	178,960	24,296	22,285	29,803	21,654

Expenses
Advisory fees	1,845	1,244	29,742	17,732	14,568	2,485	1,287
Administrative fees	1,590	344	7,745	3,818	2,426	814	395
12b-1 fees (Class A)	3,158	682	16,266	10,152	7,227	1,916	237
Licensing fees paid to third parties	421	—	—	—	—	—	—
Legal fees	5	1	29	20	13	4	1
Board of trustee fees	—	3	82	—	4	5	—
Chief compliance officer fees	5	1	26	18	12	4	1
Other expenses	—	10	99	35	36	12	4
Total expenses	7,024	2,285	53,989	31,775	24,286	5,240	1,925
Expense waiver	—	(30)	(48)	—	—	—	(49)
Net expenses	7,024	2,255	53,941	31,775	24,286	5,240	1,876
Net investment income (loss)	19,974	4,609	125,019	(7,479)	(2,001)	24,563	19,778

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	55,343	1,289	(63,267)	203,778	249,495	(11,077)	(26,516)
Investments - affiliated	(29)	—	—	—	—	—	—
Written options	—	—	34,695	—	—	—	—
Foreign currency	—	(8)	(155)	(1)	—	—	—
Forward foreign currency contracts	—	(5)	(60)	(18)	—	—	—
Futures/futures options contracts	405	(2)	—	—	—	(1,592)	—
Swap agreements	—	—	—	—	—	(58)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	16,591	40,749	1,218,723	2,210,611	372,850	14,461	42,215
Investments - affiliated	(39)	—	19	—	—	—	—
Written options	—	—	(92,760)	—	—	—	—
Foreign currency	—	4	(12)	1	—	—	—
Futures/futures options contracts	377	(198)	—	—	—	(3,603)	—
Swap agreements	—	—	—	—	—	(514)	—
Net realized and unrealized gain (loss)	72,648	41,829	1,097,183	2,414,371	622,345	(2,383)	15,699
Change in net assets from operations	$92,622	$46,438	$1,222,202	$2,406,892	$620,344	$22,180	$35,477
(a) Affiliated income	$146	$265	$19,289	$1,444	$4,737	$401	$776

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Investment income
Dividends (a)	$49,087	$94	$10,978	$428	$156	$8,539	$55,598
Foreign taxes withheld	(262)	(4)	(639)	(13)	(35)	(766)	(491)
Interest	—	—	—	1,386	12,143	—	54,825
Net prime broker interest income	—	—	—	150	—	—	—
Securities lending (a)	1	—	33	—	28	67	320
Total investment income	48,826	90	10,372	1,951	12,292	7,840	110,252

Expenses
Advisory fees	10,241	30	4,754	663	1,037	2,151	13,694
Administrative fees	2,117	5	1,068	63	296	627	4,034
12b-1 fees (Class A)	4,366	11	903	90	586	955	12,843
Legal fees	11	—	4	—	1	2	22
Board of trustee fees	11	—	—	—	—	—	31
Chief compliance officer fees	11	1	4	—	1	2	21
Dividends/interest on securities sold short	—	—	—	112	—	—	—
Net short holdings borrowing fees	—	—	—	27	—	—	—
Other expenses	51	—	10	2	2	14	67
Total expenses	16,808	47	6,743	957	1,923	3,751	30,712
Net investment income (loss)	32,018	43	3,629	994	10,369	4,089	79,540

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	13,300	(130)	12,014	(1,487)	(12,736)	(13,113)	139,936
Securities sold short	—	—	—	(684)	—	—	—
Brokerage commissions recaptured	—	—	6	—	—	24	6
Purchased options	—	—	—	(903)	(62)	—	—
Written options	—	—	—	1,568	—	—	—
Foreign currency	13	(3)	225	(17)	435	(261)	(17)
Forward foreign currency contracts	—	—	(216)	(90)	(6,017)	(5)	21
Futures/futures options contracts	—	—	—	—	(871)	—	85
Swap agreements	—	—	—	(1,377)	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	136,286	(784)	175,426	1,865	18,282	100,792	374,827
Investment securities sold short	—	—	—	(1,259)	—	—	—
Purchased options	—	—	—	45	48	—	—
Written options	—	—	—	240	—	—	—
Foreign currency	(3)	(1)	21	—	(115)	38	24
Forward foreign currency contracts	—	—	—	5	1,604	3	(2)
Futures/futures options contracts	—	—	—	—	308	—	(724)
Swap agreements	—	—	—	1,156	—	—	—
Net realized and unrealized gain (loss)	149,596	(918)	187,476	(938)	876	87,478	514,156
Change in net assets from operations	$181,614	$(875)	$191,105	$56	$11,245	$91,567	$593,696
(a) Affiliated income	$450	$6	$1,044	$89	$245	$360	$2,832

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2023

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$19,733	$12,104	$—	$17,797
Foreign taxes withheld	(227)	(373)	—	(116)
Interest	—	—	75,372	—
Securities lending (a)	8	48	—	4
Total investment income	19,514	11,779	75,372	17,685

Expenses
Advisory fees	2,671	1,931	2,467	2,624
Administrative fees	927	504	1,591	693
12b-1 fees (Class A)	1,186	1,001	4,320	1,162
Legal fees	3	2	8	4
Board of trustee fees	14	—	20	—
Chief compliance officer fees	3	1	8	3
Other expenses	10	3	16	13
Total expenses	4,814	3,442	8,430	4,499
Recovery of previously reimbursed
expenses	—	—	4,518	—
Net expenses	4,814	3,442	12,948	4,499
Net investment income (loss)	14,700	8,337	62,424	13,186

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	10,007	(40,411)	221	55,538
Brokerage commissions recaptured	4	11	—	11
Foreign currency	17	(205)	—	1
Forward foreign currency contracts	3	(10)	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(14,298)	48,149	—	(40,825)
Foreign currency	5	(2)	—	10
Forward foreign currency contracts	—	(1)	—	—
Net realized and unrealized gain (loss)	(4,262)	7,531	221	14,735
Change in net assets from operations	$10,438	$15,868	$62,645	$27,921
(a) Affiliated income	$300	$217	$—	$319

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$5,621	$933	$3,295	$(998)	$(233)	$(1,316)	$(2,682)
Net realized gain (loss)	100,647	(2,050)	1,294	(5,033)	61,951	(11,399)	236,600
Net change in unrealized appreciation
(depreciation)	64,487	1,624	7,240	10,680	46,940	81,442	621,755
Change in net assets from operations	170,755	507	11,829	4,649	108,658	68,727	855,673
Share transactions[1]
Proceeds from the sale of shares
Class A	192,991	143,992	43,574	21,641	94,491	51,981	534,974
Class I	5,437	6,717	917	779	3,171	1,693	12,716
Cost of shares redeemed
Class A	(185,159)	(34,445)	(36,838)	(34,495)	(66,990)	(65,191)	(321,735)
Class I	(4,890)	(1,718)	(850)	(672)	(1,798)	(1,710)	(8,258)
Change in net assets from
share transactions	8,379	114,546	6,803	(12,747)	28,874	(13,227)	217,697
Change in net assets	179,134	115,053	18,632	(8,098)	137,532	55,500	1,073,370
Net assets beginning of period	2,521,679	168,934	351,209	354,665	722,098	615,898	3,370,617
Net assets end of period	$2,700,813	$283,987	$369,841	$346,567	$859,630	$671,398	$4,443,987

[1]Share transactions
Shares sold
Class A	13,630	15,949	3,511	2,200	4,348	3,015	13,285
Class I	365	740	74	78	143	96	311
Shares redeemed
Class A	(13,072)	(3,846)	(2,965)	(3,508)	(3,124)	(3,782)	(7,993)
Class I	(328)	(191)	(68)	(67)	(82)	(97)	(199)
Change in shares
Class A	558	12,103	546	(1,308)	1,224	(767)	5,292
Class I	37	549	6	11	61	(1)	112
Purchases and sales of long term
investments
Purchase of securities	$159,918	$125,441	$22,486	$6,395	$108,887	$26,426	$489,982
Proceeds from sales of securities	$44,732	$9,923	$12,378	$20,143	$18,626	$32,952	$40,555

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$4,711	$(991)	$(763)	$5,508	$(2,499)	$(2,421)	$(5,561)
Net realized gain (loss)	496,501	(17,348)	(2,401)	8,583	(4,980)	(12,314)	(12,040)
Net change in unrealized appreciation
(depreciation)	723,326	182,334	154,326	240,770	26,997	54,992	252,473
Change in net assets from operations	1,224,538	163,995	151,162	254,861	19,518	40,257	234,872
Share transactions[1]
Proceeds from the sale of shares
Class A	477,186	69,843	89,563	156,137	84,872	85,778	140,717
Class I	9,127	2,284	3,647	4,285	2,299	2,129	3,664
Cost of shares redeemed
Class A	(640,126)	(128,707)	(115,310)	(301,370)	(97,571)	(91,674)	(226,721)
Class I	(8,404)	(1,824)	(1,731)	(5,205)	(3,186)	(1,515)	(5,610)
Change in net assets from
share transactions	(162,217)	(58,404)	(23,831)	(146,153)	(13,586)	(5,282)	(87,950)
Change in net assets	1,062,321	105,591	127,331	108,708	5,932	34,975	146,922
Net assets beginning of period	8,549,147	1,369,650	1,310,765	3,492,742	1,016,461	817,282	2,126,395
Net assets end of period	$9,611,468	$1,475,241	$1,438,096	$3,601,450	$1,022,393	$852,257	$2,273,317

[1]Share transactions
Shares sold
Class A	14,070	4,714	5,863	4,988	7,589	8,112	9,877
Class I	262	150	232	133	196	202	247
Shares redeemed
Class A	(18,947)	(8,716)	(7,528)	(9,652)	(8,735)	(8,758)	(16,096)
Class I	(240)	(121)	(111)	(163)	(272)	(143)	(378)
Change in shares
Class A	(4,877)	(4,002)	(1,665)	(4,664)	(1,146)	(646)	(6,219)
Class I	22	29	121	(30)	(76)	59	(131)
Purchases and sales of long term
investments
Purchase of securities	$543,033	$15,038	$24,501	$54,260	$26,895	$35,304	$41,658
Proceeds from sales of securities	$217,043	$74,409	$49,060	$162,771	$42,962	$42,986	$135,105

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(7,102)	$(5,404)	$(3,111)	$(1,406)	$(6,481)	$(4,695)	$(8,290)
Net realized gain (loss)	(8,125)	(8,340)	7,336	(1,337)	15,150	16,472	36,145
Net change in unrealized appreciation
(depreciation)	274,776	148,412	145,906	29,699	276,825	126,351	267,370
Change in net assets from operations	259,549	134,668	150,131	26,956	285,494	138,128	295,225
Share transactions[1]
Proceeds from the sale of shares
Class A	221,170	179,931	61,004	54,071	83,493	60,083	79,976
Class I	6,750	7,024	1,008	1,945	2,271	1,716	1,200
Cost of shares redeemed
Class A	(284,348)	(217,074)	(121,653)	(70,237)	(232,593)	(177,359)	(318,514)
Class I	(8,169)	(4,586)	(1,114)	(884)	(1,053)	(1,044)	(1,189)
Change in net assets from
share transactions	(64,597)	(34,705)	(60,755)	(15,105)	(147,882)	(116,604)	(238,527)
Change in net assets	194,952	99,963	89,376	11,851	137,612	21,524	56,698
Net assets beginning of period	3,066,038	2,331,036	1,351,991	592,782	2,889,979	2,121,292	3,784,785
Net assets end of period	$3,260,990	$2,430,999	$1,441,367	$604,633	$3,027,591	$2,142,816	$3,841,483

[1]Share transactions
Shares sold
Class A	7,775	7,664	3,634	4,191	4,873	3,912	4,755
Class I	230	287	59	149	130	110	71
Shares redeemed
Class A	(10,022)	(9,236)	(7,264)	(5,444)	(13,612)	(11,569)	(19,019)
Class I	(280)	(188)	(65)	(68)	(61)	(67)	(70)
Change in shares
Class A	(2,247)	(1,572)	(3,630)	(1,253)	(8,739)	(7,657)	(14,264)
Class I	(50)	99	(6)	81	69	43	1
Purchases and sales of long term
investments
Purchase of securities	$58,025	$40,470	$14,381	$61,297	$70,056	$117,309	$91,861
Proceeds from sales of securities	$129,654	$80,533	$78,227	$77,804	$224,394	$238,623	$338,670

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$13,623	$12,335	$(3,616)	$(1,568)	$(7,265)	$(3,509)	$(7,087)
Net realized gain (loss)	75,333	8,912	23,974	4,116	61,832	21,595	55,346
Net change in unrealized appreciation
(depreciation)	247,087	166,502	253,896	31,320	447,135	111,236	332,722
Change in net assets from operations	336,043	187,749	274,254	33,868	501,702	129,322	380,981
Share transactions[1]
Proceeds from the sale of shares
Class A	188,402	95,348	61,572	44,911	97,829	24,946	60,032
Class I	5,990	3,277	3,439	128	2,227	555	419
Cost of shares redeemed
Class A	(247,154)	(193,401)	(154,641)	(87,056)	(343,471)	(173,756)	(331,261)
Class I	(4,853)	(2,701)	(1,640)	(906)	(1,527)	(303)	(557)
Change in net assets from
share transactions	(57,615)	(97,477)	(91,270)	(42,923)	(244,942)	(148,558)	(271,367)
Change in net assets	278,428	90,272	182,984	(9,055)	256,760	(19,236)	109,614
Net assets beginning of period	3,270,101	2,395,065	1,983,473	851,391	4,105,807	1,985,653	4,049,638
Net assets end of period	$3,548,529	$2,485,337	$2,166,457	$842,336	$4,362,567	$1,966,417	$4,159,252

[1]Share transactions
Shares sold
Class A	8,468	5,046	2,007	3,101	3,889	1,399	2,762
Class I	264	172	107	9	85	30	19
Shares redeemed
Class A	(11,152)	(10,259)	(5,063)	(6,029)	(13,655)	(9,750)	(15,267)
Class I	(215)	(142)	(52)	(62)	(58)	(16)	(25)
Change in shares
Class A	(2,684)	(5,213)	(3,056)	(2,928)	(9,766)	(8,351)	(12,505)
Class I	49	30	55	(53)	27	14	(6)
Purchases and sales of long term
investments
Purchase of securities	$767,517	$518,102	$30,179	$87,964	$135,691	$120,452	$108,022
Proceeds from sales of securities	$760,290	$578,369	$125,079	$132,475	$387,940	$272,561	$386,538

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$2,409	$2,039	$2,770	$14,664	$4,415	$7,132	$14,414
Net realized gain (loss)	558	(349)	347	9,803	(3,031)	5,724	(12,874)
Net change in unrealized appreciation
(depreciation)	19,127	7,314	15,069	130,439	26,018	45,476	20,544
Change in net assets from operations	22,094	9,004	18,186	154,906	27,402	58,332	22,084
Share transactions[1]
Proceeds from the sale of shares
Class A	25,441	18,598	16,223	84,463	49,066	48,155	—
Class I	930	751	527	5,399	1,851	3,913	90,093
Cost of shares redeemed
Class A	(25,484)	(18,231)	(23,962)	(163,556)	(39,786)	(65,660)	—
Class I	(972)	(467)	(716)	(5,727)	(2,372)	(3,520)	(104,059)
Change in net assets from
share transactions	(85)	651	(7,928)	(79,421)	8,759	(17,112)	(13,966)
Change in net assets	22,009	9,655	10,258	75,485	36,161	41,220	8,118
Net assets beginning of period	298,546	192,190	303,701	1,941,519	509,030	866,591	1,021,370
Net assets end of period	$320,555	$201,845	$313,959	$2,017,004	$545,191	$907,811	$1,029,488

[1]Share transactions
Shares sold
Class A	1,812	1,643	1,269	6,279	4,183	3,837	—
Class I	66	67	42	391	153	305	10,042
Shares redeemed
Class A	(1,811)	(1,607)	(1,871)	(12,177)	(3,395)	(5,232)	—
Class I	(69)	(41)	(56)	(414)	(198)	(275)	(11,611)
Change in shares
Class A	1	36	(602)	(5,898)	788	(1,395)	—
Class I	(3)	26	(14)	(23)	(45)	30	(1,569)
Purchases and sales of long term
investments
Purchase of securities	$27,485	$22,394	$22,719	$273,009	$109,050	$157,258	$39,143
Purchase of U.S. government securities	—	—	—	—	—	—	322,823 (a)
Total purchases	$27,485	$22,394	$22,719	$273,009	$109,050	$157,258	$361,966
Proceeds from sales of securities	$26,418	$18,004	$28,150	$338,503	$96,009	$167,427	$43,642
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	318,655 (a)
Total proceeds from sales	$26,418	$18,004	$28,150	$338,503	$96,009	$167,427	$362,297
Securities sold short covers	$—	$—	$—	$—	$—	$—	$5,501
Securities sold short proceeds	$—	$—	$—	$—	$—	$—	$6,570

(a)	Amounts exclude $241,463 and $240,658 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$14,102	$44,338	$26,849	$20,979	$4,815	$8,109	$8,189
Net realized gain (loss)	(7,114)	24,499	(64,738)	(104,189)	(7,726)	(11,653)	(21,158)
Net change in unrealized appreciation
(depreciation)	35,151	172,992	303,836	222,173	79,390	53,076	89,709
Change in net assets from operations	42,139	241,829	265,947	138,963	76,479	49,532	76,740
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	13,648	37,487	30,684
Class I	88,520	145,926	229,695	188,237	14,265	10,477	11,496
Cost of shares redeemed
Class A	—	—	—	—	(24,265)	(64,311)	(36,984)
Class I	(95,705)	(238,421)	(299,777)	(227,498)	(88,698)	(28,387)	(33,854)
Change in net assets from
share transactions	(7,185)	(92,495)	(70,082)	(39,261)	(85,050)	(44,734)	(28,658)
Change in net assets	34,954	149,334	195,865	99,702	(8,571)	4,798	48,082
Net assets beginning of period	818,930	2,129,382	3,069,360	2,335,017	1,080,012	930,173	590,923
Net assets end of period	$853,884	$2,278,716	$3,265,225	$2,434,719	$1,071,441	$934,971	$639,005

[1]Share transactions
Shares sold
Class A	—	—	—	—	1,235	4,568	3,120
Class I	11,201	15,679	24,246	20,762	1,276	1,266	1,145
Shares redeemed
Class A	—	—	—	—	(2,199)	(7,887)	(3,748)
Class I	(12,226)	(25,901)	(31,727)	(25,073)	(7,932)	(3,427)	(3,380)
Change in shares
Class A	—	—	—	—	(964)	(3,319)	(628)
Class I	(1,025)	(10,222)	(7,481)	(4,311)	(6,656)	(2,161)	(2,235)
Purchases and sales of long term
investments
Purchase of securities	$38,434	$59,583	$238,935	$383,962	$414,377	$209,093	$196,563
Purchase of U.S. government securities	—	—	—	—	43,220	—	—
Total purchases	$38,434	$59,583	$238,935	$383,962	$457,597	$209,093	$196,563
Proceeds from sales of securities	$44,054	$114,179	$286,806	$404,759	$464,720	$247,178	$223,917
Proceeds from sales of U.S. government
securities	—	—	—	—	51,280	—	—
Total proceeds from sales	$44,054	$114,179	$286,806	$404,759	$516,000	$247,178	$223,917
Securities sold short covers	$—	$—	$—	$—	$334,798	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$262,395	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$6,900	$(4,314)	$3,830	$997	$2,511	$44	$2,499
Net realized gain (loss)	(4,071)	(137,466)	34,157	(6,771)	350	(145)	(119)
Net change in unrealized appreciation
(depreciation)	104,520	404,694	97,115	51,497	45,830	1,946	16,976
Change in net assets from operations	107,349	262,914	135,102	45,723	48,691	1,845	19,356
Share transactions[1]
Proceeds from the sale of shares
Class A	75,223	166,373	98,153	—	—	4,600	41,930
Class I	24,854	12,604	20,371	23,420	48,310	257	2,567
Cost of shares redeemed
Class A	(61,503)	(185,321)	(135,797)	—	—	(4,363)	(52,503)
Class I	(51,720)	(27,847)	(41,636)	(28,237)	(31,578)	(10)	(1,603)
Change in net assets from
share transactions	(13,146)	(34,191)	(58,909)	(4,817)	16,732	484	(9,609)
Change in net assets	94,203	228,723	76,193	40,906	65,423	2,329	9,747
Net assets beginning of period	1,429,352	2,082,693	1,604,944	333,168	278,987	14,053	389,528
Net assets end of period	$1,523,555	$2,311,416	$1,681,137	$374,074	$344,410	$16,382	$399,275

[1]Share transactions
Shares sold
Class A	4,299	4,602	5,724	—	—	469	3,085
Class I	1,395	325	1,170	2,301	2,704	26	187
Shares redeemed
Class A	(3,516)	(5,202)	(7,970)	—	—	(428)	(3,852)
Class I	(2,871)	(711)	(2,349)	(2,669)	(1,761)	(1)	(117)
Change in shares
Class A	783	(600)	(2,246)	—	—	41	(767)
Class I	(1,476)	(386)	(1,179)	(368)	943	25	70
Purchases and sales of long term
investments
Purchase of securities	$295,439	$624,289	$186,713	$220,143	$30,312	$6,206	$49,725
Proceeds from sales of securities	$320,598	$703,494	$259,723	$213,098	$9,588	$5,769	$46,023

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$1,360	$(187)	$34,095	$21,113	$(1,206)	$26,404	$315
Net realized gain (loss)	(39,168)	(11,468)	46,227	23,791	11,971	56,641	46,355
Net change in unrealized appreciation
(depreciation)	130,693	34,383	138,224	(113,658)	1,061,763	200,815	354,124
Change in net assets from operations	92,885	22,728	218,546	(68,754)	1,072,528	283,860	400,794
Share transactions[1]
Proceeds from the sale of shares
Class A	105,201	7,538	52,525	64,426	231,613	237,776	118,844
Class I	2,686	4,299	5,950	10,590	44,353	142,182	47,568
Cost of shares redeemed
Class A	(109,382)	(2,875)	(227,856)	(326,874)	(250,114)	(90,107)	(51,998)
Class I	(2,825)	(11,235)	(25,600)	(19,331)	(160,809)	(213,569)	(204,140)
Change in net assets from
share transactions	(4,320)	(2,273)	(194,981)	(271,189)	(134,957)	76,282	(89,726)
Change in net assets	88,565	20,455	23,565	(339,943)	937,571	360,142	311,068
Net assets beginning of period	699,041	65,791	2,888,394	1,601,813	3,205,890	1,361,562	1,268,127
Net assets end of period	$787,606	$86,246	$2,911,959	$1,261,870	$4,143,461	$1,721,704	$1,579,195

[1]Share transactions
Shares sold
Class A	9,152	1,643	3,496	4,944	4,281	13,694	6,736
Class I	231	864	387	803	758	8,235	2,610
Shares redeemed
Class A	(9,595)	(628)	(15,186)	(25,420)	(4,644)	(5,228)	(2,921)
Class I	(246)	(2,241)	(1,660)	(1,443)	(2,739)	(12,192)	(11,316)
Change in shares
Class A	(443)	1,015	(11,690)	(20,476)	(363)	8,466	3,815
Class I	(15)	(1,377)	(1,273)	(640)	(1,981)	(3,957)	(8,706)
Purchases and sales of long term
investments
Purchase of securities	$67,991	$8,904	$1,474,617	$243,214	$474,416	$399,285	$77,053
Purchase of U.S. government securities	—	—	2,043,918	—	—	—	—
Total purchases	$67,991	$8,904	$3,518,535	$243,214	$474,416	$399,285	$77,053
Proceeds from sales of securities	$77,025	$10,061	$1,395,342	$495,461	$594,204	$327,376	$154,547
Proceeds from sales of U.S. government
securities	—	—	2,067,757	—	—	—	—
Total proceeds from sales	$77,025	$10,061	$3,463,099	$495,461	$594,204	$327,376	$154,547
Securities sold short covers	$—	$—	$25,354	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$30,929	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$4,382	$6,341	$1,310	$55,874	$14,621	$35,664	$39,620
Net realized gain (loss)	(1,204)	55,277	6,935	(37,566)	(27,807)	37,981	(47,907)
Net change in unrealized appreciation
(depreciation)	17,610	97,021	24,125	55,894	32,263	203,138	61,804
Change in net assets from operations	20,788	158,639	32,370	74,202	19,077	276,783	53,517
Share transactions[1]
Proceeds from the sale of shares
Class A	63,442	79,423	90,239	98,375	10,142	114,256	66,235
Class I	5,494	7,501	3,879	124,433	6,967	10,508	125,660
Cost of shares redeemed
Class A	(28,371)	(137,535)	(104,977)	(159,340)	(14,136)	(165,879)	(89,992)
Class I	(4,710)	(15,094)	(2,687)	(77,274)	(20,930)	(23,141)	(138,014)
Change in net assets from
share transactions	35,855	(65,705)	(13,546)	(13,806)	(17,957)	(64,256)	(36,111)
Change in net assets	56,643	92,934	18,824	60,396	1,120	212,527	17,406
Net assets beginning of period	217,947	1,244,340	489,788	2,734,871	571,614	1,743,589	2,039,019
Net assets end of period	$274,590	$1,337,274	$508,612	$2,795,267	$572,734	$1,956,116	$2,056,425

[1]Share transactions
Shares sold
Class A	5,994	3,808	8,324	8,021	948	5,833	6,431
Class I	516	333	356	9,269	655	520	12,005
Shares redeemed
Class A	(2,683)	(6,587)	(9,942)	(12,984)	(1,325)	(8,454)	(8,750)
Class I	(447)	(660)	(249)	(5,756)	(1,973)	(1,134)	(13,194)
Change in shares
Class A	3,311	(2,779)	(1,618)	(4,963)	(377)	(2,621)	(2,319)
Class I	69	(327)	107	3,513	(1,318)	(614)	(1,189)
Purchases and sales of long term
investments
Purchase of securities	$63,904	$44,662	$78,373	$452,766	$137,105	$132,180	$210,508
Purchase of U.S. government securities	—	—	—	1,430,240	—	589,486	340,791
Total purchases	$63,904	$44,662	$78,373	$1,883,006	$137,105	$721,666	$551,299
Proceeds from sales of securities	$25,594	$104,344	$89,753	$385,342	$144,613	$251,366	$198,265
Proceeds from sales of U.S. government
securities	—	—	—	1,343,662	—	597,226	321,978
Total proceeds from sales	$25,594	$104,344	$89,753	$1,729,004	$144,613	$848,592	$520,243

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$28,545	$13,399	$40,443	$51,757	$15,834	$9,981	$3,493
Net realized gain (loss)	(13,158)	3,210	13,326	9,609	(7,404)	18,502	(13,748)
Net change in unrealized appreciation
(depreciation)	21,891	(3,136)	(2,105)	257,339	83,643	78,429	17,466
Change in net assets from operations	37,278	13,473	51,664	318,705	92,073	106,912	7,211
Share transactions[1]
Proceeds from the sale of shares
Class A	61,502	33,619	76,270	139,448	50,019	76,005	16,106
Class I	222,959	8,033	673	3,469	14,875	17,586	6,046
Cost of shares redeemed
Class A	(71,361)	(73,788)	(163,304)	(490,411)	(35,178)	(71,383)	(21,201)
Class I	(25,027)	(17,424)	(2,070)	(2,812)	(41,786)	(51,875)	(30,721)
Change in net assets from
share transactions	188,073	(49,560)	(88,431)	(350,306)	(12,070)	(29,667)	(29,770)
Change in net assets	225,351	(36,087)	(36,767)	(31,601)	80,003	77,245	(22,559)
Net assets beginning of period	1,288,927	916,780	1,605,294	5,134,049	647,559	720,881	226,308
Net assets end of period	$1,514,278	$880,693	$1,568,527	$5,102,448	$727,562	$798,126	$203,749

[1]Share transactions
Shares sold
Class A	5,343	1,962	5,289	4,521	4,307	6,016	1,754
Class I	18,806	458	48	111	1,233	1,389	651
Shares redeemed
Class A	(6,210)	(4,316)	(11,348)	(15,917)	(3,047)	(5,711)	(2,337)
Class I	(2,120)	(990)	(150)	(91)	(3,440)	(4,108)	(3,344)
Change in shares
Class A	(867)	(2,354)	(6,059)	(11,396)	1,260	305	(583)
Class I	16,686	(532)	(102)	20	(2,207)	(2,719)	(2,693)
Purchases and sales of long term
investments
Purchase of securities	$358,604	$196,451	$293,035	$975,570	$271,545	$121,110	$168,383
Purchase of U.S. government securities	225,641 (a)	—	30,706	—	—	—	—
Total purchases	$584,245	$196,451	$323,741	$975,570	$271,545	$121,110	$168,383
Proceeds from sales of securities	$301,938	$225,886	$450,124	$1,266,394	$266,693	$159,151	$196,985
Proceeds from sales of U.S. government
securities	124,893 (a)	—	30,631	—	—	—	—
Total proceeds from sales	$426,831	$225,886	$480,755	$1,266,394	$266,693	$159,151	$196,985
Securities sold short covers	$69,498	$—	$265	$—	$—	$—	$—
Securities sold short proceeds	$46,572	$—	$508	$—	$—	$—	$—

(a)	Amounts exclude $1,173,087 and $1,072,705 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$9,888	$2,202	$(2,760)	$11,068	$2,729	$(3,904)	$20,671
Net realized gain (loss)	14,333	73,135	(5,418)	(23,232)	(10,715)	41,357	(7,653)
Net change in unrealized appreciation
(depreciation)	8,342	244,508	161,374	79,774	103,532	366,047	13,250
Change in net assets from operations	32,563	319,845	153,196	67,610	95,546	403,500	26,268
Share transactions[1]
Proceeds from the sale of shares
Class A	51,230	39,350	120,487	21,661	111,573	229,958	126,484
Class I	6,244	13,004	3,024	105	7,839	11,877	14,953
Cost of shares redeemed
Class A	(94,235)	(116,811)	(144,356)	(87,707)	(98,642)	(204,445)	(107,206)
Class I	(12,827)	(44,712)	(1,971)	(228)	(18,293)	(25,240)	(32,117)
Change in net assets from
share transactions	(49,588)	(109,169)	(22,816)	(66,169)	2,477	12,150	2,114
Change in net assets	(17,025)	210,676	130,380	1,441	98,023	415,650	28,382
Net assets beginning of period	1,056,690	1,417,984	1,579,670	1,017,543	735,159	2,665,092	1,604,185
Net assets end of period	$1,039,665	$1,628,660	$1,710,050	$1,018,984	$833,182	$3,080,742	$1,632,567

[1]Share transactions
Shares sold
Class A	3,763	1,850	3,927	1,700	8,505	4,329	9,882
Class I	454	596	93	8	590	212	1,098
Shares redeemed
Class A	(6,965)	(5,497)	(4,698)	(6,878)	(7,561)	(3,856)	(8,399)
Class I	(922)	(2,046)	(61)	(18)	(1,381)	(449)	(2,358)
Change in shares
Class A	(3,202)	(3,647)	(771)	(5,178)	944	473	1,483
Class I	(468)	(1,450)	32	(10)	(791)	(237)	(1,260)
Purchases and sales of long term
investments
Purchase of securities	$176,526	$66,361	$536,763	$682,977	$175,657	$843,760	$24,202
Purchase of U.S. government securities	—	—	—	17,117	—	—	126,344
Total purchases	$176,526	$66,361	$536,763	$700,094	$175,657	$843,760	$150,546
Proceeds from sales of securities	$210,276	$174,420	$573,612	$669,440	$187,397	$802,712	$36,168
Proceeds from sales of U.S. government
securities	—	—	—	19,539	—	—	78,561
Total proceeds from sales	$210,276	$174,420	$573,612	$688,979	$187,397	$802,712	$114,729
Securities sold short covers	$—	$—	$—	$—	$55,865	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$41,314	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Operations
Net investment income (loss)	$12,391	$5,093	$1,271	$22,212	$428	$3,425	$4,520
Net realized gain (loss)	28,097	(745)	5,023	(7,119)	781	18,795	26,626
Net change in unrealized appreciation
(depreciation)	17,015	53,180	133,760	2,795	75,709	314,971	(22,169)
Change in net assets from operations	57,503	57,528	140,054	17,888	76,918	337,191	8,977
Share transactions[1]
Proceeds from the sale of shares
Class A	63,096	16,806	84,170	109,090	205,992	207,619	76,489
Class I	15,736	11,176	24,085	15,520	5,507	5,999	3,705
Cost of shares redeemed
Class A	(123,038)	(13,097)	(52,957)	(89,767)	(41,786)	(155,225)	(183,429)
Class I	(17,018)	(44,948)	(66,153)	(190,414)	(2,762)	(9,163)	(6,248)
Change in net assets from
share transactions	(61,224)	(30,063)	(10,855)	(155,571)	166,951	49,230	(109,483)
Change in net assets	(3,721)	27,465	129,199	(137,683)	243,869	386,421	(100,506)
Net assets beginning of period	1,623,338	462,870	527,377	1,129,726	166,323	1,106,369	572,413
Net assets end of period	$1,619,617	$490,335	$656,576	$992,043	$410,192	$1,492,790	$471,907

[1]Share transactions
Shares sold
Class A	4,246	1,157	6,090	10,896	13,921	6,175	5,021
Class I	1,039	776	1,732	1,540	400	173	241
Shares redeemed
Class A	(8,287)	(906)	(3,884)	(8,966)	(2,834)	(4,618)	(12,019)
Class I	(1,115)	(3,114)	(4,763)	(18,908)	(196)	(259)	(400)
Change in shares
Class A	(4,041)	251	2,206	1,930	11,087	1,557	(6,998)
Class I	(76)	(2,338)	(3,031)	(17,368)	204	(86)	(159)
Purchases and sales of long term
investments
Purchase of securities	$93,587	$109,241	$58,972	$318,120	$174,986	$147,872	$39,490
Purchase of U.S. government securities	—	—	—	46,638	—	—	—
Total purchases	$93,587	$109,241	$58,972	$364,758	$174,986	$147,872	$39,490
Proceeds from sales of securities	$119,032	$129,255	$70,289	$343,488	$10,211	$98,356	$143,740
Proceeds from sales of U.S. government
securities	—	—	—	125,100	—	—	—
Total proceeds from sales	$119,032	$129,255	$70,289	$468,588	$10,211	$98,356	$143,740

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Operations
Net investment income (loss)	$9,322	$36,491	$9,280	$16,949	$968	$7,164	$1,256
Net realized gain (loss)	29,858	302,757	7,492	106,518	2,313	33,623	(4,645)
Net change in unrealized appreciation
(depreciation)	15,259	(506,131)	(6,497)	(169,507)	17,442	1,464,897	17,784
Change in net assets from operations	54,439	(166,883)	10,275	(46,040)	20,723	1,505,684	14,395
Share transactions[1]
Proceeds from the sale of shares
Class A	83,828	207,504	97,023	178,272	45,868	491,564	74,416
Class I	3,445	9,864	2,974	4,990	939	12,145	3,129
Cost of shares redeemed
Class A	(168,874)	(813,823)	(252,757)	(397,041)	(57,944)	(376,338)	(82,301)
Class I	(3,659)	(12,040)	(5,250)	(6,583)	(2,109)	(9,170)	(3,062)
Change in net assets from
share transactions	(85,260)	(608,495)	(158,010)	(220,362)	(13,246)	118,201	(7,818)
Change in net assets	(30,821)	(775,378)	(147,735)	(266,402)	7,477	1,623,885	6,577
Net assets beginning of period	1,250,090	2,925,678	1,372,448	3,702,087	188,804	3,529,075	191,871
Net assets end of period	$1,219,269	$2,150,300	$1,224,713	$3,435,685	$196,281	$5,152,960	$198,448

[1]Share transactions
Shares sold
Class A	2,062	5,938	5,763	4,335	2,981	13,922	4,925
Class I	82	272	175	120	60	331	204
Shares redeemed
Class A	(4,165)	(23,632)	(15,386)	(9,614)	(3,769)	(10,811)	(5,559)
Class I	(88)	(342)	(311)	(156)	(135)	(256)	(205)
Change in shares
Class A	(2,103)	(17,694)	(9,623)	(5,279)	(788)	3,111	(634)
Class I	(6)	(70)	(136)	(36)	(75)	75	(1)
Purchases and sales of long term
investments
Purchase of securities	$—	$47,977	$19,833	$53,158	$28,962	$199,030	$54,984
Proceeds from sales of securities	$70,254	$628,590	$165,266	$251,304	$41,626	$76,985	$62,232

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$8,157	$3,164	$68,990	$25,465	$6,892	$3,381	$12,023
Net realized gain (loss)	37,212	(3,835)	70,328	(50,777)	7,364	1,946	31,590
Net change in unrealized appreciation
(depreciation)	1,705,117	5,966	1,623,185	737,855	(50,472)	46,477	66,095
Change in net assets from operations	1,750,486	5,295	1,762,503	712,543	(36,216)	51,804	109,708
Share transactions[1]
Proceeds from the sale of shares
Class A	828,859	22,586	896,834	118,158	45,624	22,745	109,346
Class I	23,811	1,608	183	1,678	1,670	1,304	5,963
Cost of shares redeemed
Class A	(466,178)	(36,811)	(939,712)	(452,017)	(201,293)	(38,161)	(277,338)
Class I	(15,649)	(2,227)	(408)	(5,387)	(3,857)	(1,726)	(8,315)
Change in net assets from
share transactions	370,843	(14,844)	(43,103)	(337,568)	(157,856)	(15,838)	(170,344)
Change in net assets	2,121,329	(9,549)	1,719,400	374,975	(194,072)	35,966	(60,636)
Net assets beginning of period	4,353,931	185,463	10,658,483	4,580,901	661,894	354,305	2,019,519
Net assets end of period	$6,475,260	$175,914	$12,377,883	$4,955,876	$467,822	$390,271	$1,958,883

[1]Share transactions
Shares sold
Class A	17,642	1,825	28,035	6,957	2,500	697	6,557
Class I	769	131	5	97	90	40	351
Shares redeemed
Class A	(10,033)	(3,018)	(29,486)	(26,693)	(11,090)	(1,171)	(16,792)
Class I	(505)	(181)	(12)	(313)	(210)	(53)	(491)
Change in shares
Class A	7,609	(1,193)	(1,451)	(19,736)	(8,590)	(474)	(10,235)
Class I	264	(50)	(7)	(216)	(120)	(13)	(140)
Purchases and sales of long term
investments
Purchase of securities	$447,174	$12,088	$111,286	$45,347	$6,681	$2,080	$136,557
Proceeds from sales of securities	$67,269	$24,069	$155,687	$365,262	$154,501	$9,810	$286,258

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Operations
Net investment income (loss)	$141	$1,158	$3,961	$6,562	$402	$15,781	$13,747
Net realized gain (loss)	(951)	5,638	45,708	(16,952)	736	(26,190)	8,843
Net change in unrealized appreciation
(depreciation)	1,710	30,203	143,866	(13,799)	(932)	34,870	36,572
Change in net assets from operations	900	36,999	193,535	(24,189)	206	24,461	59,162
Share transactions[1]
Proceeds from the sale of shares
Class A	2,891	49,520	288,934	5,955	19,484	96,828	336,348
Class I	—	2,362	46,018	7,549	—	4,061	11,336
Cost of shares redeemed
Class A	(1,779)	(37,987)	(85,551)	(18,610)	(10,311)	(83,516)	(481,282)
Class I	—	(891)	(81,135)	(112,854)	—	(7,306)	(15,208)
Change in net assets from
share transactions	1,112	13,004	168,266	(117,960)	9,173	10,067	(148,806)
Change in net assets	2,012	50,003	361,801	(142,149)	9,379	34,528	(89,644)
Net assets beginning of period	7,520	228,756	788,942	382,767	16,600	645,297	1,872,585
Net assets end of period	$9,532	$278,759	$1,150,743	$240,618	$25,979	$679,825	$1,782,941

[1]Share transactions
Shares sold
Class A	329	2,604	25,544	367	1,925	8,507	12,780
Class I	—	118	4,030	468	—	351	427
Shares redeemed
Class A	(215)	(2,026)	(7,491)	(1,160)	(1,050)	(7,333)	(18,385)
Class I	—	(46)	(7,101)	(7,057)	—	(630)	(573)
Change in shares
Class A	114	578	18,053	(793)	875	1,174	(5,605)
Class I	—	72	(3,071)	(6,589)	—	(279)	(146)
Purchases and sales of long term
investments
Purchase of securities	$3,620	$42,062	$562,449	$62,101	$7,025	$289,634	$699,455
Purchase of U.S. government securities	—	—	—	—	—	189,844 (a)	—
Total purchases	$3,620	$42,062	$562,449	$62,101	$7,025	$479,478	$699,455
Proceeds from sales of securities	$2,416	$39,042	$394,329	$162,480	$2,683	$253,490	$789,918
Proceeds from sales of U.S. government
securities	—	—	—	—	—	202,077 (a)	—
Total proceeds from sales	$2,416	$39,042	$394,329	$162,480	$2,683	$455,567	$789,918

(a)	Amounts exclude $796,163 and $796,068 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$32,594	$16,740	$29,951	$52,875	$46,254	$24,339	$2,705
Net realized gain (loss)	(24,037)	(17,915)	(46,897)	(19,195)	(49,185)	(30,695)	4,215
Net change in unrealized appreciation
(depreciation)	24,302	28,984	44,660	39,677	68,457	41,957	24,196
Change in net assets from operations	32,859	27,809	27,714	73,357	65,526	35,601	31,116
Share transactions[1]
Proceeds from the sale of shares
Class A	134,739	70,990	67,947	75,749	82,348	70,040	33,465
Class I	84,001	10,674	7,489	2,525	6,527	163,188	701
Cost of shares redeemed
Class A	(83,006)	(66,639)	(138,383)	(196,981)	(125,301)	(59,515)	(56,662)
Class I	(30,662)	(64,359)	(13,291)	(8,309)	(10,341)	(37,742)	(896)
Change in net assets from
share transactions	105,072	(49,334)	(76,238)	(127,016)	(46,767)	135,971	(23,392)
Change in net assets	137,931	(21,525)	(48,524)	(53,659)	18,759	171,572	7,724
Net assets beginning of period	1,246,488	931,384	1,536,479	1,216,104	1,387,552	1,313,228	409,397
Net assets end of period	$1,384,419	$909,859	$1,487,955	$1,162,445	$1,406,311	$1,484,800	$417,121

[1]Share transactions
Shares sold
Class A	12,739	6,184	6,137	6,746	5,837	5,753	4,225
Class I	7,866	920	660	221	391	13,289	92
Shares redeemed
Class A	(7,859)	(5,825)	(12,489)	(17,534)	(8,901)	(4,888)	(7,321)
Class I	(2,864)	(5,521)	(1,169)	(731)	(621)	(3,070)	(117)
Change in shares
Class A	4,880	359	(6,352)	(10,788)	(3,064)	865	(3,096)
Class I	5,002	(4,601)	(509)	(510)	(230)	10,219	(25)
Purchases and sales of long term
investments
Purchase of securities	$347,903	$115,620	$1,059	$338,438	$427,933	$738,555	$42,744
Purchase of U.S. government securities	4,063,393	373,342	296,965	—	—	47,094 (a)	—
Total purchases	$4,411,296	$488,962	$298,024	$338,438	$427,933	$785,649	$42,744
Proceeds from sales of securities	$223,271	$123,020	$56,480	$424,002	$448,151	$576,149	$62,590
Proceeds from sales of U.S. government
securities	3,805,062	411,750	339,205	—	—	105,225 (a)	—
Total proceeds from sales	$4,028,333	$534,770	$395,685	$424,002	$448,151	$681,374	$62,590
Securities sold short covers	$100,343	$2	$78,559	$—	$—	$—	$—
Securities sold short proceeds	$99,347	$116	$78,834	$—	$—	$—	$—

(a)	Amounts exclude $213,576 and $185,926 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$19,974	$4,609	$125,019	$(7,479)	$(2,001)	$24,563	$19,778
Net realized gain (loss)	55,719	1,274	(28,787)	203,759	249,495	(12,727)	(26,516)
Net change in unrealized appreciation
(depreciation)	16,929	40,555	1,125,970	2,210,612	372,850	10,344	42,215
Change in net assets from operations	92,622	46,438	1,222,202	2,406,892	620,344	22,180	35,477
Share transactions[1]
Proceeds from the sale of shares
Class A	39,692	36,918	995,875	418,892	215,098	147,931	47,758
Class I	920	726	44,566	73,445	12,186	9,639	8,880
Cost of shares redeemed
Class A	(184,074)	(46,762)	(771,560)	(634,969)	(392,682)	(208,183)	(32,471)
Class I	(2,027)	(529)	(68,753)	(260,257)	(22,499)	(214,790)	(64,662)
Change in net assets from
share transactions	(145,489)	(9,647)	200,128	(402,889)	(187,897)	(265,403)	(40,495)
Change in net assets	(52,867)	36,791	1,422,330	2,004,003	432,447	(243,223)	(5,018)
Net assets beginning of period	2,196,295	445,691	10,883,834	7,222,281	4,891,127	1,761,040	523,051
Net assets end of period	$2,143,428	$482,482	$12,306,164	$9,226,284	$5,323,574	$1,517,817	$518,033

[1]Share transactions
Shares sold
Class A	2,154	2,452	44,686	7,571	3,298	14,557	4,496
Class I	49	48	1,974	1,224	176	927	833
Shares redeemed
Class A	(9,988)	(3,127)	(34,762)	(11,377)	(6,045)	(20,470)	(3,049)
Class I	(109)	(35)	(3,038)	(4,307)	(324)	(20,618)	(6,063)
Change in shares
Class A	(7,834)	(675)	9,924	(3,806)	(2,747)	(5,913)	1,447
Class I	(60)	13	(1,064)	(3,083)	(148)	(19,691)	(5,230)
Purchases and sales of long term
investments
Purchase of securities	$343,662	$80,114	$3,347,680	$1,615,831	$459,016	$273,504	$118,721
Purchase of U.S. government securities	—	51,033	1,009,019	—	—	255,476	—
Total purchases	$343,662	$131,147	$4,356,699	$1,615,831	$459,016	$528,980	$118,721
Proceeds from sales of securities	$468,613	$95,827	$3,103,969	$1,678,174	$662,412	$431,048	$136,863
Proceeds from sales of U.S. government
securities	—	40,878	1,007,124	—	—	343,884	—
Total proceeds from sales	$468,613	$136,705	$4,111,093	$1,678,174	$662,412	$774,932	$136,863
Securities sold short covers	$—	$—	$15,170	$—	$—	$—	$—
Securities sold short proceeds	$—	$—	$100,755	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$32,018	$43	$3,629	$994	$10,369	$4,089	$79,540
Net realized gain (loss)	13,313	(133)	12,029	(2,990)	(19,251)	(13,355)	140,031
Net change in unrealized appreciation
(depreciation)	136,283	(785)	175,447	2,052	20,127	100,833	374,125
Change in net assets from operations	181,614	(875)	191,105	56	11,245	91,567	593,696
Share transactions[1]
Proceeds from the sale of shares
Class A	158,700	3,765	123,345	8,293	14,510	24,887	392,606
Class I	20,984	—	36,593	1,390	769	5,405	4,047
Cost of shares redeemed
Class A	(331,643)	(2,835)	(71,473)	(11,918)	(45,091)	(63,615)	(653,485)
Class I	(32,244)	—	(112,763)	(8,397)	(630)	(19,189)	(5,856)
Change in net assets from
share transactions	(184,203)	930	(24,298)	(10,632)	(30,442)	(52,512)	(262,688)
Change in net assets	(2,589)	55	166,807	(10,576)	(19,197)	39,055	331,008
Net assets beginning of period	4,472,527	5,736	1,338,964	131,660	407,529	806,677	8,562,370
Net assets end of period	$4,469,938	$5,791	$1,505,771	$121,084	$388,332	$845,732	$8,893,378

[1]Share transactions
Shares sold
Class A	7,186	329	8,148	700	2,002	2,383	12,951
Class I	897	—	2,406	117	104	480	128
Shares redeemed
Class A	(15,011)	(268)	(4,760)	(1,011)	(6,222)	(6,053)	(21,570)
Class I	(1,372)	—	(7,418)	(704)	(85)	(1,694)	(185)
Change in shares
Class A	(7,825)	61	3,388	(311)	(4,220)	(3,670)	(8,619)
Class I	(475)	—	(5,012)	(587)	19	(1,214)	(57)
Purchases and sales of long term
investments
Purchase of securities	$1,478,254	$4,373	$142,966	$169,627	$22,443	$143,406	$2,222,581
Purchase of U.S. government securities	—	—	—	—	3,915	—	3,167,235
Total purchases	$1,478,254	$4,373	$142,966	$169,627	$26,358	$143,406	$5,389,816
Proceeds from sales of securities	$1,605,153	$3,146	$194,989	$176,904	$29,806	$211,640	$2,038,879
Proceeds from sales of U.S. government
securities	—	—	—	—	25,571	—	3,577,889
Total proceeds from sales	$1,605,153	$3,146	$194,989	$176,904	$55,377	$211,640	$5,616,768
Securities sold short covers	$—	$—	$—	$17,071	$—	$—	$—
Securities sold short proceeds	$—	$—	$—	$23,709	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2023

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$14,700	$8,337	$62,424	$13,186
Net realized gain (loss)	10,031	(40,615)	221	55,550
Net change in unrealized appreciation
(depreciation)	(14,293)	48,146	—	(40,815)
Change in net assets from operations	10,438	15,868	62,645	27,921
Distributions to shareholders
From distributable earnings
Class A	—	—	(55,192)	—
Class I	—	—	(7,227)	—
Total distributions to shareholders	—	—	(62,419)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	81,670	30,106	810,256	65,797
Class I	20,454	496	58,266	6,972
Reinvestment of distributions
Class A	—	—	55,193	—
Class I	—	—	7,228	—
Cost of shares redeemed
Class A	(157,896)	(56,633)	(1,086,959)	(141,873)
Class I	(14,965)	(350)	(62,649)	(14,681)
Change in net assets from
share transactions	(70,737)	(26,381)	(218,665)	(83,785)
Change in net assets	(60,299)	(10,513)	(218,439)	(55,864)
Net assets beginning of period	1,276,719	674,498	3,365,987	1,458,323
Net assets end of period	$1,216,420	$663,985	$3,147,548	$1,402,459

[1]Share transactions
Shares sold
Class A	5,116	3,364	810,256	2,259
Class I	1,276	54	58,266	230
Reinvestment of distributions
Class A	—	—	55,193	—
Class I	—	—	7,228	—
Shares redeemed
Class A	(9,987)	(6,307)	(1,086,959)	(4,862)
Class I	(929)	(38)	(62,649)	(478)
Change in shares
Class A	(4,871)	(2,943)	(221,510)	(2,603)
Class I	347	16	2,845	(248)
Purchases and sales of long term
investments
Purchase of securities	$301,742	$481,557	$166,165	$169,336
Purchase of U.S. government securities	—	—	103,779	—
Total purchases	$301,742	$481,557	$269,944	$169,336
Proceeds from sales of securities	$360,003	$492,104	$195,775	$253,652
Proceeds from sales of U.S. government
securities	—	—	118,297	—
Total proceeds from sales	$360,003	$492,104	$314,072	$253,652

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Bond Fund of America Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Capital World Bond Fund(a)	JNL/American Funds Global Growth Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth Fund(a)
Operations
Net investment income (loss)	$40,399	$4,300	$8,040	$(1,096)	$2,408	$(3,948)	$1,843
Net realized gain (loss)	268,697	(2,575)	905	(5,589)	102,520	199,717	566,414
Net change in unrealized appreciation
(depreciation)	(705,944)	(16,452)	(32,648)	(78,058)	(357,929)	(471,333)	(1,962,301)
Change in net assets from operations	(396,848)	(14,727)	(23,703)	(84,743)	(253,001)	(275,564)	(1,394,044)
Share transactions[1]
Proceeds from the sale of shares
Class A	556,085	166,424	154,366	46,366	162,905	122,267	1,119,498
Class I	13,542	6,386	2,568	1,752	5,898	4,225	32,131
Cost of shares redeemed
Class A	(477,752)	(52,436)	(62,559)	(93,326)	(198,965)	(159,735)	(927,114)
Class I	(11,505)	(1,196)	(2,050)	(1,206)	(7,104)	(4,218)	(22,662)
Change in net assets from
share transactions	80,370	119,178	92,325	(46,414)	(37,266)	(37,461)	201,853
Change in net assets	(316,478)	104,451	68,622	(131,157)	(290,267)	(313,025)	(1,192,191)
Net assets beginning of year	2,838,157	64,483	282,587	485,822	1,012,365	928,923	4,562,808
Net assets end of year	$2,521,679	$168,934	$351,209	$354,665	$722,098	$615,898	$3,370,617

[1]Share transactions
Shares sold
Class A	38,939	18,030	12,514	4,548	7,767	6,882	27,743
Class I	892	702	201	166	280	227	772
Shares redeemed
Class A	(33,779)	(5,819)	(5,171)	(9,184)	(9,586)	(9,149)	(22,834)
Class I	(765)	(130)	(162)	(115)	(336)	(224)	(550)
Change in shares
Class A	5,160	12,211	7,343	(4,636)	(1,819)	(2,267)	4,909
Class I	127	572	39	51	(56)	3	222

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)	JNL/American Funds New World Fund(a)	JNL/American Funds Washington Mutual Investors Fund(a)	JNL/Mellon Bond Index Fund(a)	JNL/Mellon Emerging Markets Index Fund(a)	JNL/Mellon International Index Fund(a)
Operations
Net investment income (loss)	$81,053	$19,857	$12,432	$53,173	$(5,437)	$(5,113)	$48,958
Net realized gain (loss)	962,542	171,713	126,175	803,702	(14,228)	(21,376)	(10,210)
Net change in unrealized appreciation
(depreciation)	(2,820,908)	(579,542)	(535,443)	(1,214,911)	(152,703)	(174,243)	(413,885)
Change in net assets from operations	(1,777,313)	(387,972)	(396,836)	(358,036)	(172,368)	(200,732)	(375,137)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	—	(55,784)
Class I	—	—	—	—	—	—	(1,443)
Total distributions to shareholders	—	—	—	—	—	—	(57,227)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,321,752	207,306	235,970	519,016	167,705	146,658	290,417
Class I	30,275	5,848	8,204	14,715	6,494	5,269	16,004
Reinvestment of distributions
Class A	—	—	—	—	—	—	55,784
Class I	—	—	—	—	—	—	1,443
Cost of shares redeemed
Class A	(1,610,068)	(296,488)	(302,481)	(688,228)	(297,560)	(197,936)	(437,331)
Class I	(29,888)	(4,536)	(6,455)	(9,314)	(7,766)	(4,891)	(12,664)
Change in net assets from
share transactions	(287,929)	(87,870)	(64,762)	(163,811)	(131,127)	(50,900)	(86,347)
Change in net assets	(2,065,242)	(475,842)	(461,598)	(521,847)	(303,495)	(251,632)	(518,711)
Net assets beginning of year	10,614,389	1,845,492	1,772,363	4,014,589	1,319,956	1,068,914	2,645,106
Net assets end of year	$8,549,147	$1,369,650	$1,310,765	$3,492,742	$1,016,461	$817,282	$2,126,395

[1]Share transactions
Shares sold
Class A	40,122	14,280	15,484	16,843	14,528	13,482	21,454
Class I	900	393	530	462	539	483	1,128
Reinvestment of distributions
Class A	—	—	—	—	—	—	4,239
Class I	—	—	—	—	—	—	104
Shares redeemed
Class A	(48,935)	(20,730)	(20,089)	(22,401)	(25,854)	(18,409)	(32,362)
Class I	(885)	(314)	(422)	(298)	(647)	(446)	(910)
Change in shares
Class A	(8,813)	(6,450)	(4,605)	(5,558)	(11,326)	(4,927)	(6,669)
Class I	15	79	108	164	(108)	37	322

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Mellon S&P 400 MidCap Index Fund(a)	JNL/Mellon Small Cap Index Fund(a)	JNL Aggressive Growth Allocation Fund	JNL Conservative Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$(14,736)	$(11,520)	$(1,540)	$(2,568)	$(2,855)	$(6,694)	$(9,026)
Net realized gain (loss)	(28,507)	(19,642)	122,664	10,103	183,171	89,422	229,218
Net change in unrealized appreciation
(depreciation)	(472,999)	(455,881)	(475,031)	(107,871)	(754,372)	(481,510)	(999,072)
Change in net assets from operations	(516,242)	(487,043)	(353,907)	(100,336)	(574,056)	(398,782)	(778,880)
Share transactions[1]
Proceeds from the sale of shares
Class A	446,785	396,653	172,220	148,205	237,603	219,322	257,112
Class I	23,033	15,813	3,860	2,676	1,173	2,937	3,530
Proceeds in connection with acquisition
Class A	—	—	—	—	1,045,021	—	—
Class I	—	—	—	—	5,489	—	—
Cost of shares redeemed
Class A	(719,282)	(559,060)	(293,739)	(234,563)	(530,381)	(453,248)	(750,139)
Class I	(18,291)	(16,175)	(3,689)	(2,942)	(3,616)	(7,801)	(1,429)
Change in net assets from
share transactions	(267,755)	(162,769)	(121,348)	(86,624)	755,289	(238,790)	(490,926)
Change in net assets	(783,997)	(649,812)	(475,255)	(186,960)	181,233	(637,572)	(1,269,806)
Net assets beginning of year	3,850,035	2,980,848	1,827,246	779,742	2,708,746	2,758,864	5,054,591
Net assets end of year	$3,066,038	$2,331,036	$1,351,991	$592,782	$2,889,979	$2,121,292	$3,784,785

[1]Share transactions
Shares sold
Class A	16,015	16,586	10,333	11,254	13,966	14,091	15,322
Class I	808	646	229	198	70	181	201
Shares issued in connection with acquisition
Class A	—	—	—	—	59,512	—	—
Class I	—	—	—	—	308	—	—
Shares redeemed
Class A	(25,846)	(23,357)	(17,492)	(17,982)	(31,272)	(29,495)	(44,945)
Class I	(646)	(657)	(220)	(221)	(208)	(476)	(85)
Change in shares
Class A	(9,831)	(6,771)	(7,159)	(6,728)	42,206	(15,404)	(29,623)
Class I	162	(11)	9	(23)	170	(295)	116

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Mellon Master Funds. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Conservative Fund	JNL/Goldman Sachs Managed Growth Fund	JNL/Goldman Sachs Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
Operations
Net investment income (loss)	$45,346	$47,961	$(4,789)	$(3,601)	$(10,987)	$(6,330)	$(12,539)
Net realized gain (loss)	167,204	65,883	158,469	12,836	283,368	69,908	237,445
Net change in unrealized appreciation
(depreciation)	(1,015,770)	(645,425)	(756,357)	(174,245)	(1,468,413)	(501,565)	(1,265,731)
Change in net assets from operations	(803,220)	(531,581)	(602,677)	(165,010)	(1,196,032)	(437,987)	(1,040,825)
Share transactions[1]
Proceeds from the sale of shares
Class A	536,212	303,229	231,742	116,830	364,527	122,018	249,645
Class I	12,716	5,845	1,640	2,702	5,645	780	1,776
Cost of shares redeemed
Class A	(663,523)	(485,404)	(424,311)	(257,502)	(860,894)	(438,455)	(819,302)
Class I	(10,738)	(7,549)	(5,196)	(1,546)	(4,946)	(1,463)	(2,688)
Change in net assets from
share transactions	(125,333)	(183,879)	(196,125)	(139,516)	(495,668)	(317,120)	(570,569)
Change in net assets	(928,553)	(715,460)	(798,802)	(304,526)	(1,691,700)	(755,107)	(1,611,394)
Net assets beginning of year	4,198,654	3,110,525	2,782,275	1,155,917	5,797,507	2,740,760	5,661,032
Net assets end of year	$3,270,101	$2,395,065	$1,983,473	$851,391	$4,105,807	$1,985,653	$4,049,638

[1]Share transactions
Shares sold
Class A	24,268	16,028	7,574	7,896	14,441	6,747	11,368
Class I	578	302	51	174	220	42	77
Shares redeemed
Class A	(30,027)	(25,885)	(13,844)	(17,623)	(34,185)	(24,354)	(37,462)
Class I	(480)	(402)	(159)	(105)	(193)	(82)	(119)
Change in shares
Class A	(5,759)	(9,857)	(6,270)	(9,727)	(19,744)	(17,607)	(26,094)
Class I	98	(100)	(108)	69	27	(40)	(42)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL iShares Tactical Growth Fund	JNL iShares Tactical Moderate Fund	JNL iShares Tactical Moderate Growth Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL Bond Index Fund
Operations
Net investment income (loss)	$5,889	$4,599	$6,729	$35,797	$10,250	$16,491	$20,491
Net realized gain (loss)	4,993	(1,018)	6,174	40,935	3,906	13,699	(43,925)
Net change in unrealized appreciation
(depreciation)	(64,947)	(32,506)	(65,949)	(480,067)	(98,843)	(190,288)	(144,450)
Change in net assets from operations	(54,065)	(28,925)	(53,046)	(403,335)	(84,687)	(160,098)	(167,884)
Distributions to shareholders
From distributable earnings
Class A	(23,418)	(12,473)	(20,141)	—	—	—	—
Class I	(600)	(554)	(603)	—	—	—	—
Total distributions to shareholders	(24,018)	(13,027)	(20,744)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	53,818	45,888	50,982	237,361	131,408	150,544	—
Class I	2,439	2,178	1,723	15,529	4,709	14,087	179,242
Reinvestment of distributions
Class A	23,418	12,473	20,141	—	—	—	—
Class I	600	554	603	—	—	—	—
Cost of shares redeemed
Class A	(54,092)	(47,803)	(65,639)	(347,263)	(136,529)	(161,630)	—
Class I	(1,409)	(1,727)	(774)	(13,204)	(2,688)	(10,467)	(311,250)
Change in net assets from
share transactions	24,774	11,563	7,036	(107,577)	(3,100)	(7,466)	(132,008)
Change in net assets	(53,309)	(30,389)	(66,754)	(510,912)	(87,787)	(167,564)	(299,892)
Net assets beginning of year	351,855	222,579	370,455	2,452,431	596,817	1,034,155	1,321,262
Net assets end of year	$298,546	$192,190	$303,701	$1,941,519	$509,030	$866,591	$1,021,370

[1]Share transactions
Shares sold
Class A	3,540	3,745	3,686	17,660	11,032	11,819	—
Class I	159	174	119	1,111	388	1,088	19,435
Reinvestment of distributions
Class A	1,703	1,113	1,596	—	—	—	—
Class I	43	49	48	—	—	—	—
Shares redeemed
Class A	(3,559)	(3,873)	(4,777)	(25,872)	(11,536)	(12,758)	—
Class I	(91)	(143)	(56)	(958)	(227)	(819)	(33,846)
Change in shares
Class A	1,684	985	505	(8,212)	(504)	(939)	—
Class I	111	80	111	153	161	269	(14,411)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL Emerging Markets Index Fund	JNL International Index Fund	JNL Mid Cap Index Fund	JNL Small Cap Index Fund	JNL Multi-Manager Alternative Fund	JNL Multi-Manager Emerging Markets Equity Fund	JNL Multi-Manager International Small Cap Fund
Operations
Net investment income (loss)	$27,305	$65,699	$48,265	$35,850	$9,939	$14,638	$14,474
Net realized gain (loss)	(29,177)	(14,585)	(20,938)	137	4,256	(54,560)	(87,679)
Net change in unrealized appreciation
(depreciation)	(192,801)	(417,050)	(529,073)	(510,916)	(153,771)	(307,800)	(196,355)
Change in net assets from operations	(194,673)	(365,936)	(501,746)	(474,929)	(139,576)	(347,722)	(269,560)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(56,845)	(60,520)
Class I	—	(74,241)	—	—	—	(29,352)	(35,986)
Total distributions to shareholders	—	(74,241)	—	—	—	(86,197)	(96,506)
Share transactions[1]
Proceeds from the sale of shares
Class A	—	—	—	—	45,298	98,501	77,775
Class I	153,198	310,194	472,359	414,835	120,003	59,165	46,537
Reinvestment of distributions
Class A	—	—	—	—	—	56,845	60,520
Class I	—	74,241	—	—	—	29,352	35,986
Cost of shares redeemed
Class A	—	—	—	—	(61,948)	(165,301)	(96,650)
Class I	(208,675)	(461,916)	(753,137)	(587,278)	(245,440)	(321,411)	(60,085)
Change in net assets from
share transactions	(55,477)	(77,481)	(280,778)	(172,443)	(142,087)	(242,849)	64,083
Change in net assets	(250,150)	(517,658)	(782,524)	(647,372)	(281,663)	(676,768)	(301,983)
Net assets beginning of year	1,069,080	2,647,040	3,851,884	2,982,389	1,361,675	1,606,941	892,906
Net assets end of year	$818,930	$2,129,382	$3,069,360	$2,335,017	$1,080,012	$930,173	$590,923

[1]Share transactions
Shares sold
Class A	—	—	—	—	4,146	10,649	6,582
Class I	18,944	34,925	51,052	45,107	10,909	6,419	3,835
Reinvestment of distributions
Class A	—	—	—	—	—	7,288	6,607
Class I	—	8,643	—	—	—	3,754	3,890
Shares redeemed
Class A	—	—	—	—	(5,754)	(18,025)	(8,244)
Class I	(26,086)	(52,155)	(81,597)	(63,805)	(22,545)	(32,977)	(5,120)
Change in shares
Class A	—	—	—	—	(1,608)	(88)	4,945
Class I	(7,142)	(8,587)	(30,545)	(18,698)	(11,636)	(22,804)	2,605

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL Multi-Manager U.S. Select Equity Fund(a)	JNL S&P 500 Index Fund	JNL/AB Sustainable Global Thematic Fund(b)	JNL/AQR Large Cap Defensive Style Fund
Operations
Net investment income (loss)	$9,430	$(12,211)	$3,865	$852	$4,287	$9	$4,127
Net realized gain (loss)	95,934	(192,178)	91,869	(2,200)	2,441	(227)	(1,929)
Net change in unrealized appreciation
(depreciation)	(413,672)	(804,194)	(333,417)	(6,233)	(63,761)	(462)	(38,061)
Change in net assets from operations	(308,308)	(1,008,583)	(237,683)	(7,581)	(57,033)	(680)	(35,863)
Share transactions[1]
Proceeds from the sale of shares
Class A	145,997	337,569	220,380	1	—	14,915	103,506
Class I	179,815	94,637	67,495	341,784	97,247	226	3,840
Cost of shares redeemed
Class A	(117,344)	(553,623)	(291,208)	—	—	(407)	(96,176)
Class I	(323,001)	(99,224)	(149,887)	(1,036)	(65,611)	(1)	(2,676)
Change in net assets from
share transactions	(114,533)	(220,641)	(153,220)	340,749	31,636	14,733	8,494
Change in net assets	(422,841)	(1,229,224)	(390,903)	333,168	(25,397)	14,053	(27,369)
Net assets beginning of year	1,852,193	3,311,917	1,995,847	—	304,384	—	416,897
Net assets end of year	$1,429,352	$2,082,693	$1,604,944	$333,168	$278,987	$14,053	$389,528

[1]Share transactions
Shares sold
Class A	8,228	9,182	13,235	—	—	1,526	7,787
Class I	9,800	2,388	3,960	34,179	5,515	24	288
Shares redeemed
Class A	(6,670)	(15,035)	(17,512)	—	—	(45)	(7,254)
Class I	(18,464)	(2,558)	(8,804)	(104)	(3,716)	—	(199)
Change in shares
Class A	1,558	(5,853)	(4,277)	—	—	1,481	533
Class I	(8,664)	(170)	(4,844)	34,075	1,799	24	89

(a)	Period from commencement of operations November 15, 2022.
(b)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Baillie Gifford International Growth Fund	JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund
Operations
Net investment income (loss)	$(1,091)	$(356)	$35,036	$37,629	$(3,466)	$29,308	$(508)
Net realized gain (loss)	(100,733)	(16,787)	11,850	225,053	124,936	30,775	38,467
Net change in unrealized appreciation
(depreciation)	(345,521)	(62,775)	(659,721)	(123,842)	(2,120,564)	(176,325)	(549,649)
Change in net assets from operations	(447,345)	(79,918)	(612,835)	138,840	(1,999,094)	(116,242)	(511,690)
Distributions to shareholders
From distributable earnings
Class A	(26,060)	—	—	—	—	(6,810)	—
Class I	(827)	—	—	—	—	(14,044)	—
Total distributions to shareholders	(26,887)	—	—	—	—	(20,854)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	180,784	2,911	218,714	771,372	473,242	163,497	148,361
Class I	7,338	30,075	24,968	317,833	302,155	470,820	308,577
Reinvestment of distributions
Class A	26,060	—	—	—	—	6,810	—
Class I	827	—	—	—	—	14,044	—
Cost of shares redeemed
Class A	(246,954)	(2,703)	(560,750)	(440,657)	(840,833)	(144,207)	(166,935)
Class I	(7,936)	(25,558)	(215,532)	(48,008)	(89,080)	(444,837)	(47,485)
Change in net assets from
share transactions	(39,881)	4,725	(532,600)	600,540	(154,516)	66,127	242,518
Change in net assets	(514,113)	(75,193)	(1,145,435)	739,380	(2,153,610)	(70,969)	(269,172)
Net assets beginning of year	1,213,154	140,984	4,033,829	862,433	5,359,500	1,432,531	1,537,299
Net assets end of year	$699,041	$65,791	$2,888,394	$1,601,813	$3,205,890	$1,361,562	$1,268,127

[1]Share transactions
Shares sold
Class A	14,761	618	14,460	61,143	8,580	10,511	8,257
Class I	584	5,537	1,630	23,676	5,104	28,987	18,646
Reinvestment of distributions
Class A	2,429	—	—	—	—	448	—
Class I	76	—	—	—	—	897	—
Shares redeemed
Class A	(20,568)	(487)	(37,445)	(36,583)	(15,041)	(9,679)	(9,432)
Class I	(648)	(4,857)	(14,465)	(3,764)	(1,534)	(28,115)	(2,670)
Change in shares
Class A	(3,378)	131	(22,985)	24,560	(6,461)	1,280	(1,175)
Class I	12	680	(12,835)	19,912	3,570	1,769	15,976
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DFA U.S. Small Cap Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/DoubleLine Total Return Fund
Operations
Net investment income (loss)	$4,329	$12,506	$2,407	$93,825	$29,095	$47,791	$76,841
Net realized gain (loss)	(7,868)	93,350	16,033	(172,522)	(34,277)	(402,353)	(68,393)
Net change in unrealized appreciation
(depreciation)	(15,241)	(347,762)	(96,129)	(365,574)	(123,372)	(293,730)	(330,084)
Change in net assets from operations	(18,780)	(241,906)	(77,689)	(444,271)	(128,554)	(648,292)	(321,636)
Distributions to shareholders
From distributable earnings
Class A	(21,116)	—	—	—	—	—	—
Class I	(1,354)	—	—	—	—	—	—
Total distributions to shareholders	(22,470)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	111,689	255,216	190,940	187,059	21,585	338,043	126,915
Class I	9,710	32,706	10,017	234,965	73,361	94,359	428,548
Proceeds in connection with acquisition
Class A	39,997	—	—	—	—	—	—
Class I	1,835	—	—	—	—	—	—
Reinvestment of distributions
Class A	21,116	—	—	—	—	—	—
Class I	1,354	—	—	—	—	—	—
Cost of shares redeemed
Class A	(49,808)	(338,398)	(187,870)	(487,241)	(34,321)	(555,346)	(237,203)
Class I	(3,550)	(29,226)	(8,644)	(320,812)	(258,726)	(330,344)	(510,811)
Change in net assets from
share transactions	132,343	(79,702)	4,443	(386,029)	(198,101)	(453,288)	(192,551)
Change in net assets	91,093	(321,608)	(73,246)	(830,300)	(326,655)	(1,101,580)	(514,187)
Net assets beginning of year	126,854	1,565,948	563,034	3,565,171	898,269	2,845,169	2,553,206
Net assets end of year	$217,947	$1,244,340	$489,788	$2,734,871	$571,614	$1,743,589	$2,039,019

[1]Share transactions
Shares sold
Class A	10,092	12,289	17,944	14,751	1,982	16,473	11,928
Class I	891	1,438	932	17,836	6,822	4,385	40,022
Shares issued in connection with acquisition
Class A	3,460	—	—	—	—	—	—
Class I	158	—	—	—	—	—	—
Reinvestment of distributions
Class A	2,137	—	—	—	—	—	—
Class I	136	—	—	—	—	—	—
Shares redeemed
Class A	(4,644)	(16,358)	(17,648)	(38,660)	(3,183)	(27,704)	(22,319)
Class I	(324)	(1,310)	(809)	(23,521)	(24,269)	(16,640)	(48,176)
Change in shares
Class A	11,045	(4,069)	296	(23,909)	(1,201)	(11,231)	(10,391)
Class I	861	128	123	(5,685)	(17,447)	(12,255)	(8,154)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First Sentier Global Infrastructure Fund	JNL/Franklin Templeton Income Fund	JNL/Goldman Sachs 4 Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$37,082	$19,323	$75,053	$99,903	$38,699	$7,625	$4,661
Net realized gain (loss)	(31,749)	60,141	86,637	(171,547)	(66,817)	8,276	(10,478)
Net change in unrealized appreciation
(depreciation)	(185,976)	(123,250)	(240,280)	(642,141)	(155,823)	(162,050)	(85,265)
Change in net assets from operations	(180,643)	(43,786)	(78,590)	(713,785)	(183,941)	(146,149)	(91,082)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(8,735)	(19,641)
Class I	—	—	—	—	—	(7,746)	(19,810)
Total distributions to shareholders	—	—	—	—	—	(16,481)	(39,451)
Share transactions[1]
Proceeds from the sale of shares
Class A	115,448	129,523	312,651	493,740	116,887	112,094	93,941
Class I	455,918	109,298	3,596	9,277	101,214	81,485	40,753
Reinvestment of distributions
Class A	—	—	—	—	—	8,735	19,641
Class I	—	—	—	—	—	7,746	19,810
Cost of shares redeemed
Class A	(240,007)	(173,284)	(344,523)	(1,225,723)	(99,796)	(173,132)	(127,684)
Class I	(147,453)	(134,779)	(1,918)	(9,768)	(227,047)	(103,601)	(64,358)
Change in net assets from
share transactions	183,906	(69,242)	(30,194)	(732,474)	(108,742)	(66,673)	(17,897)
Change in net assets	3,263	(113,028)	(108,784)	(1,446,259)	(292,683)	(229,303)	(148,430)
Net assets beginning of year	1,285,664	1,029,808	1,714,078	6,580,308	940,242	950,184	374,738
Net assets end of year	$1,288,927	$916,780	$1,605,294	$5,134,049	$647,559	$720,881	$226,308

[1]Share transactions
Shares sold
Class A	9,807	7,558	21,887	16,057	9,750	8,842	7,437
Class I	38,268	6,226	259	301	8,147	6,400	3,114
Reinvestment of distributions
Class A	—	—	—	—	—	754	2,159
Class I	—	—	—	—	—	668	2,153
Shares redeemed
Class A	(20,437)	(10,263)	(24,306)	(40,117)	(8,324)	(13,994)	(10,637)
Class I	(12,607)	(7,830)	(140)	(316)	(17,501)	(7,957)	(5,075)
Change in shares
Class A	(10,630)	(2,705)	(2,419)	(24,060)	1,426	(4,398)	(1,041)
Class I	25,661	(1,604)	119	(15)	(9,354)	(889)	192

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
Operations
Net investment income (loss)	$18,900	$363	$(8,363)	$12,530	$4,528	$(10,439)	$25,502
Net realized gain (loss)	43,195	255,742	(204,302)	(88,505)	99,251	11,519	(1,248)
Net change in unrealized appreciation
(depreciation)	(80,599)	(1,084,232)	(679,084)	(186,446)	(163,510)	(1,055,930)	(202,289)
Change in net assets from operations	(18,504)	(828,127)	(891,749)	(262,421)	(59,731)	(1,054,850)	(178,035)
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	(2,112)	—	—
Class I	—	—	—	—	(636)	—	—
Total distributions to shareholders	—	—	—	—	(2,748)	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	386,257	152,065	380,931	68,147	310,250	514,731	242,481
Class I	98,519	50,617	9,454	1,506	21,191	64,683	498,527
Reinvestment of distributions
Class A	—	—	—	—	2,112	—	—
Class I	—	—	—	—	636	—	—
Cost of shares redeemed
Class A	(133,443)	(300,229)	(453,754)	(202,331)	(178,756)	(733,768)	(423,756)
Class I	(321,929)	(366,849)	(9,967)	(1,404)	(44,088)	(108,451)	(78,025)
Change in net assets from
share transactions	29,404	(464,396)	(73,336)	(134,082)	111,345	(262,805)	239,227
Change in net assets	10,900	(1,292,523)	(965,085)	(396,503)	48,866	(1,317,655)	61,192
Net assets beginning of year	1,045,790	2,710,507	2,544,755	1,414,046	686,293	3,982,747	1,542,993
Net assets end of year	$1,056,690	$1,417,984	$1,579,670	$1,017,543	$735,159	$2,665,092	$1,604,185

[1]Share transactions
Shares sold
Class A	28,471	7,270	11,840	5,247	24,894	9,592	18,415
Class I	7,131	2,356	281	119	1,689	1,172	36,769
Reinvestment of distributions
Class A	—	—	—	—	173	—	—
Class I	—	—	—	—	52	—	—
Shares redeemed
Class A	(10,014)	(14,367)	(14,113)	(15,657)	(14,417)	(13,606)	(32,292)
Class I	(23,157)	(17,200)	(305)	(113)	(3,540)	(1,970)	(5,647)
Change in shares
Class A	18,457	(7,097)	(2,273)	(10,410)	10,650	(4,014)	(13,877)
Class I	(16,026)	(14,844)	(24)	6	(1,799)	(798)	31,122

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/JPMorgan U.S. Value Fund	JNL/Lazard International Strategic Equity Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Lord Abbett Short Duration Income Fund	JNL/Mellon Communication Services Sector Fund	JNL/Mellon Consumer Discretionary Sector Fund	JNL/Mellon Consumer Staples Sector Fund
Operations
Net investment income (loss)	$23,374	$6,962	$1,422	$22,339	$644	$4,960	$8,069
Net realized gain (loss)	64,136	(15,263)	36,796	(28,897)	13,396	184,615	6,183
Net change in unrealized appreciation
(depreciation)	(130,806)	(94,035)	(273,022)	(31,565)	(141,893)	(879,766)	(27,725)
Change in net assets from operations	(43,296)	(102,336)	(234,804)	(38,123)	(127,853)	(690,191)	(13,473)
Distributions to shareholders
From distributable earnings
Class A	—	(5,927)	—	(2,294)	—	—	—
Class I	—	(21,694)	(57)	(6,390)	—	—	—
Total distributions to shareholders	—	(27,621)	(57)	(8,684)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	308,392	35,658	45,080	278,391	62,001	246,661	482,065
Class I	194,710	187,871	70,421	468,730	2,632	12,351	17,388
Reinvestment of distributions
Class A	—	5,927	—	2,294	—	—	—
Class I	—	21,694	57	6,390	—	—	—
Cost of shares redeemed
Class A	(241,228)	(26,485)	(67,035)	(161,370)	(124,802)	(544,860)	(173,742)
Class I	(214,190)	(99,220)	(189,862)	(184,860)	(2,786)	(9,667)	(7,606)
Change in net assets from
share transactions	47,684	125,445	(141,339)	409,575	(62,955)	(295,515)	318,105
Change in net assets	4,388	(4,512)	(376,200)	362,768	(190,808)	(985,706)	304,632
Net assets beginning of year	1,618,950	467,382	903,577	766,958	357,131	2,092,075	267,781
Net assets end of year	$1,623,338	$462,870	$527,377	$1,129,726	$166,323	$1,106,369	$572,413

[1]Share transactions
Shares sold
Class A	21,079	2,412	3,488	27,683	3,995	6,800	31,725
Class I	13,202	11,517	5,319	46,731	180	348	1,126
Reinvestment of distributions
Class A	—	439	—	233	—	—	—
Class I	—	1,601	5	645	—	—	—
Shares redeemed
Class A	(16,611)	(1,829)	(5,232)	(16,073)	(7,500)	(14,861)	(11,685)
Class I	(14,227)	(6,927)	(15,330)	(18,295)	(198)	(256)	(502)
Change in shares
Class A	4,468	1,022	(1,744)	11,843	(3,505)	(8,061)	20,040
Class I	(1,025)	6,191	(10,006)	29,081	(18)	92	624

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Mellon Dow Index Fund	JNL/Mellon Energy Sector Fund	JNL/Mellon Financial Sector Fund	JNL/Mellon Healthcare Sector Fund	JNL/Mellon Industrials Sector Fund	JNL/Mellon Information Technology Sector Fund	JNL/Mellon Materials Sector Fund
Operations
Net investment income (loss)	$18,204	$83,891	$19,299	$32,594	$1,830	$13,551	$2,841
Net realized gain (loss)	26,542	113,985	57,347	120,596	10,020	679,924	(4,634)
Net change in unrealized appreciation
(depreciation)	(154,957)	760,702	(310,573)	(416,101)	(33,177)	(2,518,000)	(34,141)
Change in net assets from operations	(110,211)	958,578	(233,927)	(262,911)	(21,327)	(1,824,525)	(35,934)
Share transactions[1]
Proceeds from the sale of shares
Class A	308,931	1,752,052	487,076	569,572	87,660	696,942	176,918
Class I	8,835	28,714	13,348	17,234	4,600	20,740	4,375
Cost of shares redeemed
Class A	(395,334)	(1,188,418)	(532,894)	(906,224)	(124,290)	(1,405,870)	(148,345)
Class I	(8,114)	(20,322)	(13,414)	(15,581)	(3,696)	(26,283)	(5,093)
Change in net assets from
share transactions	(85,682)	572,026	(45,884)	(334,999)	(35,726)	(714,471)	27,855
Change in net assets	(195,893)	1,530,604	(279,811)	(597,910)	(57,053)	(2,538,996)	(8,079)
Net assets beginning of year	1,445,983	1,395,074	1,652,259	4,299,997	245,857	6,068,071	199,950
Net assets end of year	$1,250,090	$2,925,678	$1,372,448	$3,702,087	$188,804	$3,529,075	$191,871

[1]Share transactions
Shares sold
Class A	7,815	57,078	27,288	13,813	5,961	20,686	11,616
Class I	219	894	750	410	306	609	286
Shares redeemed
Class A	(10,029)	(38,694)	(31,330)	(22,108)	(8,416)	(41,065)	(10,466)
Class I	(202)	(638)	(769)	(373)	(252)	(758)	(343)
Change in shares
Class A	(2,214)	18,384	(4,042)	(8,295)	(2,455)	(20,379)	1,150
Class I	17	256	(19)	37	54	(149)	(57)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Mellon Nasdaq 100 Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon U.S. Stock Market Index Fund	JNL/Mellon Utilities Sector Fund	JNL/Mellon World Index Fund	JNL/MFS Mid Cap Value Fund
Operations
Net investment income (loss)	$14,172	$4,633	$127,385	$51,763	$12,103	$5,234	$27,512
Net realized gain (loss)	333,194	2,175	160,931	(76,411)	7,854	(3,368)	61,347
Net change in unrealized appreciation
(depreciation)	(2,554,094)	(78,519)	(2,726,681)	(1,244,463)	(28,232)	(79,794)	(298,273)
Change in net assets from operations	(2,206,728)	(71,711)	(2,438,365)	(1,269,111)	(8,275)	(77,928)	(209,414)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,223,422	116,660	2,319,596	429,899	548,709	87,191	516,807
Class I	28,867	6,956	1,350	11,501	15,227	3,719	16,509
Cost of shares redeemed
Class A	(1,605,285)	(124,615)	(2,407,768)	(1,250,209)	(209,997)	(81,256)	(500,392)
Class I	(36,632)	(7,119)	(1,318)	(20,134)	(8,542)	(2,271)	(14,522)
Change in net assets from
share transactions	(389,628)	(8,118)	(88,140)	(828,943)	345,397	7,383	18,402
Change in net assets	(2,596,356)	(79,829)	(2,526,505)	(2,098,054)	337,122	(70,545)	(191,012)
Net assets beginning of year	6,950,287	265,292	13,184,988	6,678,955	324,772	424,850	2,210,531
Net assets end of year	$4,353,931	$185,463	$10,658,483	$4,580,901	$661,894	$354,305	$2,019,519

[1]Share transactions
Shares sold
Class A	26,592	8,100	73,206	25,502	28,958	2,735	30,937
Class I	945	493	42	660	799	118	979
Shares redeemed
Class A	(34,468)	(8,964)	(76,064)	(73,569)	(11,528)	(2,579)	(30,538)
Class I	(1,187)	(512)	(39)	(1,155)	(455)	(74)	(862)
Change in shares
Class A	(7,876)	(864)	(2,858)	(48,067)	17,430	156	399
Class I	(242)	(19)	3	(495)	344	44	117

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/Morningstar PitchBook Listed Private Equity Index Fund	JNL/Morningstar U.S. Sustainability Index Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Commodity Strategy Fund	JNL/Neuberger Berman Gold Plus Strategy Fund(a)	JNL/Neuberger Berman Strategic Income Fund	JNL/Newton Equity Income Fund
Operations
Net investment income (loss)	$176	$2,305	$9,412	$5,024	$121	$25,873	$16,667
Net realized gain (loss)	(851)	23,133	51,550	(33,301)	(1,691)	(27,531)	46,114
Net change in unrealized appreciation
(depreciation)	(2,927)	(93,890)	(201,848)	7,208	771	(91,313)	3,668
Change in net assets from operations	(3,602)	(68,452)	(140,886)	(21,069)	(799)	(92,971)	66,449
Distributions to shareholders
From distributable earnings
Class A	—	—	(83,320)	—	—	—	—
Class I	—	—	(89,097)	—	—	—	—
Total distributions to shareholders	—	—	(172,417)	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	3,454	100,043	176,343	73,417	21,720	113,142	1,405,288
Class I	—	6,695	107,176	395,514	1	13,449	158,700
Reinvestment of distributions
Class A	—	—	83,320	—	—	—	—
Class I	—	—	89,097	—	—	—	—
Cost of shares redeemed
Class A	(2,578)	(135,710)	(129,550)	(37,842)	(4,322)	(181,302)	(301,497)
Class I	—	(5,679)	(256,037)	(52,813)	—	(79,134)	(13,860)
Change in net assets from
share transactions	876	(34,651)	70,349	378,276	17,399	(133,845)	1,248,631
Change in net assets	(2,726)	(103,103)	(242,954)	357,207	16,600	(226,816)	1,315,080
Net assets beginning of year	10,246	331,859	1,031,896	25,560	—	872,113	557,505
Net assets end of year	$7,520	$228,756	$788,942	$382,767	$16,600	$645,297	$1,872,585

[1]Share transactions
Shares sold
Class A	386	5,161	13,132	4,325	2,277	9,896	56,392
Class I	—	349	7,828	21,772	—	1,153	6,146
Reinvestment of distributions
Class A	—	—	8,233	—	—	—	—
Class I	—	—	8,701	—	—	—	—
Shares redeemed
Class A	(285)	(7,325)	(9,847)	(2,295)	(490)	(15,940)	(12,200)
Class I	—	(304)	(19,157)	(2,991)	—	(7,033)	(559)
Change in shares
Class A	101	(2,164)	11,518	2,030	1,787	(6,044)	44,192
Class I	—	45	(2,628)	18,781	—	(5,880)	5,587

(a)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/PIMCO Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Total Return Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
Operations
Net investment income (loss)	$53,593	$41,974	$99,630	$67,378	$89,552	$38,313	$5,015
Net realized gain (loss)	(24,343)	(144,311)	(162,866)	(42,971)	(85,477)	(120,109)	30,261
Net change in unrealized appreciation
(depreciation)	(163,993)	(166,430)	(159,265)	(88,247)	(216,812)	(176,426)	(109,925)
Change in net assets from operations	(134,743)	(268,767)	(222,501)	(63,840)	(212,737)	(258,222)	(74,649)
Share transactions[1]
Proceeds from the sale of shares
Class A	175,214	118,836	301,600	444,542	162,875	127,223	93,874
Class I	61,668	69,248	93,088	26,134	24,421	78,058	3,940
Cost of shares redeemed
Class A	(282,214)	(202,257)	(409,742)	(382,222)	(371,750)	(264,011)	(150,314)
Class I	(274,882)	(421,935)	(143,096)	(16,719)	(164,319)	(332,410)	(4,880)
Change in net assets from
share transactions	(320,214)	(436,108)	(158,150)	71,735	(348,773)	(391,140)	(57,380)
Change in net assets	(454,957)	(704,875)	(380,651)	7,895	(561,510)	(649,362)	(132,029)
Net assets beginning of year	1,701,445	1,636,259	1,917,130	1,208,209	1,949,062	1,962,590	541,426
Net assets end of year	$1,246,488	$931,384	$1,536,479	$1,216,104	$1,387,552	$1,313,228	$409,397

[1]Share transactions
Shares sold
Class A	16,683	10,161	25,807	39,817	11,449	10,258	11,895
Class I	5,803	5,871	7,737	2,302	1,442	6,260	509
Shares redeemed
Class A	(26,914)	(17,149)	(35,585)	(34,795)	(26,286)	(21,186)	(19,298)
Class I	(26,147)	(37,793)	(12,166)	(1,507)	(9,621)	(26,920)	(634)
Change in shares
Class A	(10,231)	(6,988)	(9,778)	5,022	(14,837)	(10,928)	(7,403)
Class I	(20,344)	(31,922)	(4,429)	795	(8,179)	(20,660)	(125)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/RAFI Multi-Factor U.S. Equity Fund	JNL/T. Rowe Price Balanced Fund	JNL/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price U.S. High Yield Fund
Operations
Net investment income (loss)	$38,829	$7,094	$133,142	$(31,814)	$(16,090)	$29,953	$38,556
Net realized gain (loss)	154,188	7,647	830,818	(223,246)	226,770	(26,591)	(33,865)
Net change in unrealized appreciation
(depreciation)	(411,994)	(115,195)	(2,416,954)	(4,711,118)	(1,727,787)	(79,647)	(106,603)
Change in net assets from operations	(218,977)	(100,454)	(1,452,994)	(4,966,178)	(1,517,107)	(76,285)	(101,912)
Share transactions[1]
Proceeds from the sale of shares
Class A	113,259	87,363	2,288,630	1,115,972	573,287	526,748	53,112
Class I	2,972	1,828	110,474	244,452	27,297	355,347	63,002
Cost of shares redeemed
Class A	(447,675)	(111,861)	(1,968,202)	(1,762,704)	(1,135,783)	(541,425)	(51,421)
Class I	(4,808)	(456)	(117,958)	(724,303)	(50,276)	(173,770)	(152,735)
Change in net assets from
share transactions	(336,252)	(23,126)	312,944	(1,126,583)	(585,475)	166,900	(88,042)
Change in net assets	(555,229)	(123,580)	(1,140,050)	(6,092,761)	(2,102,582)	90,615	(189,954)
Net assets beginning of year	2,751,524	569,271	12,023,884	13,315,042	6,993,709	1,670,425	713,005
Net assets end of year	$2,196,295	$445,691	$10,883,834	$7,222,281	$4,891,127	$1,761,040	$523,051

[1]Share transactions
Shares sold
Class A	6,164	5,809	105,263	19,406	8,946	51,858	4,993
Class I	161	120	4,982	4,080	400	34,308	5,743
Shares redeemed
Class A	(24,390)	(7,538)	(91,019)	(30,304)	(17,765)	(53,206)	(4,809)
Class I	(265)	(30)	(5,362)	(12,224)	(743)	(16,694)	(14,300)
Change in shares
Class A	(18,226)	(1,729)	14,244	(10,898)	(8,819)	(1,348)	184
Class I	(104)	90	(380)	(8,144)	(343)	17,614	(8,557)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/T. Rowe Price Value Fund	JNL/WCM China Quality Growth Fund(a)	JNL/WCM Focused International Equity Fund	JNL/Westchester Capital Event Driven Fund	JNL/Western Asset Global Multi-Sector Bond Fund	JNL/William Blair International Leaders Fund	JNL/WMC Balanced Fund
Operations
Net investment income (loss)	$61,004	$11	$(4)	$1,666	$18,297	$5,356	$115,908
Net realized gain (loss)	171,588	152	202,501	(997)	(120,847)	(3,884)	209,529
Net change in unrealized appreciation
(depreciation)	(896,294)	(3)	(887,864)	(5,125)	74,216	(285,861)	(1,793,613)
Change in net assets from operations	(663,702)	160	(685,367)	(4,456)	(28,334)	(284,389)	(1,468,176)
Distributions to shareholders
From distributable earnings
Class A	—	—	(98,425)	—	—	(107,440)	—
Class I	—	—	(146,674)	—	—	(32,814)	—
Total distributions to shareholders	—	—	(245,099)	—	—	(140,254)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	707,016	6,385	239,340	47,440	48,619	97,207	1,062,328
Class I	216,857	1	162,818	19,899	2,123	18,501	16,471
Reinvestment of distributions
Class A	—	—	98,425	—	—	107,440	—
Class I	—	—	146,674	—	—	32,814	—
Cost of shares redeemed
Class A	(751,292)	(810)	(167,159)	(38,859)	(116,187)	(159,820)	(1,640,052)
Class I	(880,957)	—	(640,248)	(22,501)	(1,654)	(28,266)	(15,333)
Change in net assets from
share transactions	(708,376)	5,576	(160,150)	5,979	(67,099)	67,876	(576,586)
Change in net assets	(1,372,078)	5,736	(1,090,616)	1,523	(95,433)	(356,767)	(2,044,762)
Net assets beginning of year	5,844,605	—	2,429,580	130,137	502,962	1,163,444	10,607,132
Net assets end of year	$4,472,527	$5,736	$1,338,964	$131,660	$407,529	$806,677	$8,562,370

[1]Share transactions
Shares sold
Class A	31,251	633	13,516	4,005	6,702	7,733	35,007
Class I	8,974	—	9,027	1,660	289	1,398	522
Reinvestment of distributions
Class A	—	—	6,931	—	—	10,669	—
Class I	—	—	10,207	—	—	3,030	—
Shares redeemed
Class A	(33,606)	(82)	(9,555)	(3,288)	(16,159)	(12,730)	(54,256)
Class I	(37,078)	—	(36,647)	(1,899)	(228)	(2,109)	(485)
Change in shares
Class A	(2,355)	551	10,892	717	(9,457)	5,672	(19,249)
Class I	(28,104)	—	(17,413)	(239)	61	2,319	37

(a)	Period from commencement of operations April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2022

	JNL/WMC Equity Income Fund	JNL/WMC Global Real Estate Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$22,929	$14,130	$29,584	$25,042
Net realized gain (loss)	12,584	(67,094)	1	126,304
Net change in unrealized appreciation
(depreciation)	(10,834)	(218,070)	—	(229,983)
Change in net assets from operations	24,679	(271,034)	29,585	(78,637)
Distributions to shareholders
From distributable earnings
Class A	—	—	(27,544)	—
Class I	—	—	(2,040)	—
Total distributions to shareholders	—	—	(29,584)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	372,119	89,184	3,390,314	211,151
Class I	457,669	2,388	351,531	99,897
Reinvestment of distributions
Class A	—	—	27,544	—
Class I	—	—	2,040	—
Cost of shares redeemed
Class A	(214,532)	(169,218)	(2,440,557)	(204,773)
Class I	(44,779)	(1,727)	(62,260)	(248,390)
Change in net assets from
share transactions	570,477	(79,373)	1,268,612	(142,115)
Change in net assets	595,156	(350,407)	1,268,613	(220,752)
Net assets beginning of year	681,563	1,024,905	2,097,374	1,679,075
Net assets end of year	$1,276,719	$674,498	$3,365,987	$1,458,323

[1]Share transactions
Shares sold
Class A	23,941	9,107	3,390,314	7,175
Class I	29,240	232	351,531	3,221
Reinvestment of distributions
Class A	—	—	27,544	—
Class I	—	—	2,040	—
Shares redeemed
Class A	(13,821)	(16,891)	(2,440,557)	(7,010)
Class I	(2,821)	(175)	(62,260)	(8,056)
Change in shares
Class A	10,120	(7,784)	977,301	165
Class I	26,419	57	291,311	(4,835)

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding
Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

Expense Ratios. The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

Ratios. Ratios are annualized for periods less than one year.
See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(a)(b)
Class A
06/30/23		13.79	0.03	0.90	0.93	—	—	14.72	6.74	2,651,755	16	(c)	0.61	0.91	0.43
12/31/22		15.99	0.22	(2.42)	(2.20)	—	—	13.79	(13.76)	2,476,333	42	(c)	0.61	0.91	1.56
12/31/21		13.94	0.19	1.86	2.05	—	—	15.99	14.71	2,787,863	45	(c)	0.61	0.91	1.26
12/31/20		12.44	0.18	1.32	1.50	—	—	13.94	12.06	2,073,720	49	(c)	0.62	0.92	1.43
12/31/19		10.30	0.20	1.94	2.14	—	—	12.44	20.78	1,569,534	47	(c)	0.61	0.94	1.74
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)	(0.64)	10.30	(4.89)	1,035,023	34	(c)	0.58	0.98	1.54

Class I
06/30/23		14.46	0.05	0.95	1.00	—	—	15.46	6.92	49,058	16	(c)	0.31	0.61	0.74
12/31/22		16.71	0.28	(2.53)	(2.25)	—	—	14.46	(13.46)	45,346	42	(c)	0.31	0.61	1.86
12/31/21		14.52	0.25	1.94	2.19	—	—	16.71	15.08	50,294	45	(c)	0.31	0.61	1.59
12/31/20		12.92	0.24	1.36	1.60	—	—	14.52	12.38	36,032	49	(c)	0.32	0.62	1.83
12/31/19		10.67	0.27	1.98	2.25	—	—	12.92	21.09	23,098	47	(c)	0.31	0.64	2.26
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)	(0.64)	10.67	(4.56)	10,760	34	(c)	0.28	0.68	2.88

JNL/American Funds Bond Fund of America Fund(a)(d)
Class A
06/30/23		8.81	0.04	0.07	0.11	—	—	8.92	1.25	272,397	80	(e)	0.60	0.80	0.82
12/31/22		10.11	0.32	(1.62)	(1.30)	—	—	8.81	(12.86)	162,367	77	(e)	0.61	0.81	3.50
12/31/21	(f)	10.00	0.24	(0.13)	0.11	—	—	10.11	1.10	62,772	87	(e)	0.61	0.81	3.47

Class I
06/30/23		8.86	0.05	0.07	0.12	—	—	8.98	1.35	11,590	80	(e)	0.30	0.50	1.16
12/31/22		10.13	0.51	(1.78)	(1.27)	—	—	8.86	(12.54)	6,567	77	(e)	0.31	0.51	5.55
12/31/21	(f)	10.00	0.16	(0.03)	0.13	—	—	10.13	1.30	1,711	87	(e)	0.31	0.51	2.32

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Balanced Fund - Class A: June 30, 2023: 0.91%, 1.21%, 0.13%; December 31, 2022: 0.91%, 1.21%, 1.26%; December 31, 2021: 0.91%, 1.21%, 0.96%; December 31, 2020: 0.92%, 1.22%, 1.13%; December 31, 2019: 0.90%, 1.23%, 1.45%; December 31, 2018: 0.86%, 1.26%, 1.26%. JNL/American Funds Balanced Fund - Class I: June 30, 2023: 0.61%, 0.91%, 0.44%; December 31, 2022: 0.61%, 0.91%, 1.56%; December 31, 2021: 0.61%, 0.91%, 1.29%; December 31, 2020: 0.62%, 0.92%, 1.53%; December 31, 2019: 0.60%, 0.93%, 1.97%; December 31, 2018: 0.56%, 0.96%, 2.60%.

(c)	Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 86%, 79%, 145%, 124%, 118% and 59% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.
(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Bond Fund of America Fund - Class A: June 30, 2023: 0.80%, 1.00%, 0.62%; December 31, 2022: 0.81%, 1.01%, 3.30%; December 31, 2021: 0.87%, 1.07%, 3.21%. JNL/American Funds Bond Fund of America Fund - Class I: June 30, 2023: 0.50%, 0.70%, 0.96%; December 31, 2022: 0.51%, 0.71%, 5.35%; December 31, 2021: 0.57%, 0.77%, 2.06%.

(e)	Portfolio turnover including dollar roll transactions for JNL/American Funds Bond Fund of America Fund was 456%, 415% and 267% in 2021, 2022 and 2023 respectively.
(f)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Capital Income Builder Fund(a)(b)
Class A
06/30/23		12.17	0.11	0.30	0.41	—	—	12.58	3.37	362,238	34	(c)	0.68	0.93	1.83
12/31/22		13.16	0.31	(1.30)	(0.99)	—	—	12.17	(7.52)	343,933	48	(c)	0.68	0.93	2.51
12/31/21		11.49	0.30	1.37	1.67	—	—	13.16	14.53	275,274	60	(c)	0.68	0.93	2.44
12/31/20		11.05	0.27	0.17	0.44	—	—	11.49	3.98	181,763	110	(c)	0.65	0.93	2.59
12/31/19		9.41	0.29	1.35	1.64	—	—	11.05	17.43	128,205	44	(c)	0.58	0.94	2.83
12/31/18	(d)	10.00	0.15	(0.74)	(0.59)	—	—	9.41	(5.90)	23,271	42	(c)	0.61	0.98	4.09

Class I
06/30/23		12.34	0.14	0.29	0.43	—	—	12.77	3.48	7,603	34	(c)	0.38	0.63	2.18
12/31/22		13.31	0.34	(1.31)	(0.97)	—	—	12.34	(7.29)	7,276	48	(c)	0.38	0.63	2.71
12/31/21		11.58	0.35	1.38	1.73	—	—	13.31	14.94	7,313	60	(c)	0.38	0.63	2.77
12/31/20		11.11	0.30	0.17	0.47	—	—	11.58	4.23	4,553	110	(c)	0.35	0.63	2.83
12/31/19		9.43	0.32	1.36	1.68	—	—	11.11	17.82	2,975	44	(c)	0.28	0.64	3.08
12/31/18	(d)	10.00	0.21	(0.78)	(0.57)	—	—	9.43	(5.70)	1,222	42	(c)	0.25	0.68	5.70

JNL/American Funds Capital World Bond Fund(a)(e)
Class A
06/30/23		9.63	(0.03)	0.16	0.13	—	—	9.76	1.35	341,809	65	(f)	0.57	1.00	(0.57)
12/31/22		11.73	(0.03)	(2.07)	(2.10)	—	—	9.63	(17.90)	350,084	114	(f)	0.57	1.00	(0.28)
12/31/21		12.39	0.16	(0.82)	(0.66)	—	—	11.73	(5.33)	480,867	64	(f)	0.57	1.00	1.34
12/31/20		11.31	0.10	0.98	1.08	—	—	12.39	9.55	505,412	88	(f)	0.56	1.00	0.88
12/31/19		10.52	0.14	0.65	0.79	—	—	11.31	7.51	496,660	110	(f)	0.53	1.02	1.27
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)	—	10.52	(1.62)	500,836	78	(f)	0.53	1.05	1.77

Class I
06/30/23		9.83	(0.01)	0.15	0.14	—	—	9.97	1.42	4,758	65	(f)	0.27	0.70	(0.27)
12/31/22		11.94	0.00	(2.11)	(2.11)	—	—	9.83	(17.67)	4,581	114	(f)	0.27	0.70	0.01
12/31/21		12.57	0.22	(0.85)	(0.63)	—	—	11.94	(5.01)	4,955	64	(f)	0.27	0.70	1.81
12/31/20		11.44	0.16	0.97	1.13	—	—	12.57	9.88	3,664	88	(f)	0.26	0.70	1.37
12/31/19		10.61	0.21	0.62	0.83	—	—	11.44	7.82	2,381	110	(f)	0.23	0.72	1.84
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)	—	10.61	(1.39)	1,313	78	(f)	0.23	0.75	3.01

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital Income Builder Fund - Class A: June 30, 2023: 0.94%, 1.19%, 1.57%; December 31, 2022: 0.94%, 1.19%, 2.25%; December 31, 2021: 0.95%, 1.20%, 2.17%; December 31, 2020: 1.00%, 1.28%, 2.24%; December 31, 2019: 1.11%, 1.47%, 2.30%; December 31, 2018: 1.15%, 1.52%, 3.55%. JNL/American Funds Capital Income Builder Fund - Class I: June 30, 2023: 0.64%, 0.89%, 1.92%; December 31, 2022: 0.64%, 0.89%, 2.45%; December 31, 2021: 0.65%, 0.90%, 2.50%; December 31, 2020: 0.70%, 0.98%, 2.48%; December 31, 2019: 0.81%, 1.17%, 2.55%; December 31, 2018: 0.79%, 1.22%, 5.16%.

(c)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98%, 72%, 184%, 93%, 126%, and 76% in 2018, 2019, 2020, 2021, 2022, and 2023 respectively.

(d)	The Fund commenced operations on August 13, 2018.
(e)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Capital World Bond Fund - Class A: June 30, 2023: 1.05%, 1.48%, (1.05%); December 31, 2022: 1.05%, 1.48%, (0.76)%; December 31, 2021: 1.07%, 1.50%, 0.84%; December 31, 2020: 1.08%, 1.52%, 0.36%; December 31, 2019: 1.11%, 1.60%, 0.69%; December 31, 2018: 1.10%, 1.62%, 1.20%. JNL/American Funds Capital World Bond Fund - Class I: June 30, 2023: 0.75%, 1.18%, (0.75%); December 31, 2022: 0.75%, 1.18%, (0.47)%; December 31, 2021: 0.77%, 1.20%, 1.31%; December 31, 2020: 0.78%, 1.22%, 0.85%; December 31, 2019: 0.81%, 1.30%, 1.26%; December 31, 2018: 0.80%, 1.32%, 2.44%.

(f)

Portfolio turnover including dollar roll transactions for JNL/American Funds Capital World Bond Fund's Master Fund was 125%, 159%, 145%, 91%, 188% and 130% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Growth Fund(a)(b)
Class A
06/30/23	19.75	(0.01)	2.98	2.97	—	—	22.72	15.04	836,544	10	0.65	1.05	(0.07)
12/31/22	26.35	0.06	(6.66)	(6.60)	—	—	19.75	(25.05)	703,263	29	0.62	1.05	0.30
12/31/21	22.70	0.01	3.64	3.65	—	—	26.35	16.08	985,836	18	0.55	1.05	0.05
12/31/20	17.45	0.02	5.23	5.25	—	—	22.70	30.09	751,772	17	0.56	1.06	0.09
12/31/19	12.93	0.16	4.36	4.52	—	—	17.45	34.96	454,045	14	0.54	1.07	1.05
12/31/18	14.59	0.09	(1.44)	(1.35)	(0.04)	(0.27)	12.93	(9.31)	222,402	25	0.50	1.10	0.59

Class I
06/30/23	20.05	0.02	3.03	3.05	—	—	23.10	15.21	23,086	10	0.35	0.75	0.22
12/31/22	26.67	0.13	(6.75)	(6.62)	—	—	20.05	(24.82)	18,835	29	0.32	0.75	0.61
12/31/21	22.90	0.09	3.68	3.77	—	—	26.67	16.46	26,529	18	0.25	0.75	0.37
12/31/20	17.56	0.08	5.26	5.34	—	—	22.90	30.41	15,648	17	0.26	0.76	0.44
12/31/19	12.97	0.24	4.35	4.59	—	—	17.56	35.39	7,327	14	0.24	0.77	1.52
12/31/18	14.61	0.20	(1.51)	(1.31)	(0.06)	(0.27)	12.97	(9.03)	2,867	25	0.20	0.80	1.40

JNL/American Funds Global Small Capitalization Fund(a)(c)
Class A
06/30/23	16.04	(0.03)	1.84	1.81	—	—	17.85	11.28	660,665	15	0.59	1.05	(0.41)
12/31/22	22.85	(0.10)	(6.71)	(6.81)	—	—	16.04	(29.80)	606,245	40	0.58	1.05	(0.58)
12/31/21	21.48	(0.13)	1.50	1.37	—	—	22.85	6.38	915,287	29	0.55	1.05	(0.55)
12/31/20	16.61	(0.06)	4.93	4.87	—	—	21.48	29.32	881,265	38	0.55	1.05	(0.35)
12/31/19	12.67	(0.02)	3.96	3.94	—	—	16.61	31.10	752,787	50	0.55	1.07	(0.16)
12/31/18	14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)

Class I
06/30/23	16.47	(0.01)	1.89	1.88	—	—	18.35	11.41	10,733	15	0.29	0.75	(0.11)
12/31/22	23.39	(0.05)	(6.87)	(6.92)	—	—	16.47	(29.59)	9,653	40	0.28	0.75	(0.28)
12/31/21	21.92	(0.06)	1.53	1.47	—	—	23.39	6.71	13,636	29	0.25	0.75	(0.25)
12/31/20	16.89	(0.01)	5.04	5.03	—	—	21.92	29.78	7,815	38	0.25	0.75	(0.06)
12/31/19	12.85	0.03	4.01	4.04	—	—	16.89	31.44	5,022	50	0.25	0.77	0.19
12/31/18	14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Growth Fund - Class A: June 30, 2023: 1.06%, 1.46%, (0.48%); December 31, 2022: 1.08%, 1.51%, (0.16)%; December 31, 2021: 1.09%, 1.59%, (0.49)%; December 31, 2020: 1.12%, 1.62%, (0.47)%; December 31, 2019: 1.10%, 1.63%, 0.49%; December 31, 2018: 1.05%, 1.65%, 0.04%. JNL/American Funds Global Growth Fund - Class I: June 30, 2023: 0.76%, 1.16%, (0.19%); December 31, 2022: 0.78%, 1.21%, 0.15%; December 31, 2021: 0.79%, 1.29%, (0.17)%; December 31, 2020: 0.82%, 1.32%, (0.12)%; December 31, 2019: 0.80%, 1.33%, 0.96%; December 31, 2018: 0.75%, 1.35%, 0.85%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Global Small Capitalization Fund - Class A: June 30, 2023: 1.24%, 1.70%, (1.06%); December 31, 2022: 1.27%, 1.74%, (1.27)%; December 31, 2021: 1.29%, 1.79%, (1.29)%; December 31, 2020: 1.30%, 1.80%, (1.10)%; December 31, 2019: 1.30%, 1.82%, (0.91)%; December 31, 2018: 1.28%, 1.83%, (0.94)%. JNL/American Funds Global Small Capitalization Fund - Class I: June 30, 2023: 0.94%, 1.40%, (0.76%); December 31, 2022: 0.97%, 1.44%, (0.97)%; December 31, 2021: 0.99%, 1.49%, (0.99)%; December 31, 2020: 1.00%, 1.50%, (0.81)%; December 31, 2019: 1.00%, 1.52%, (0.56)%; December 31, 2018: 0.98%, 1.53%, (0.43)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Fund(a)(b)
Class A
06/30/23	35.81	(0.03)	8.86	8.83	—	—	44.64	24.66	4,355,795	13	0.56	1.01	(0.15)
12/31/22	51.27	0.02	(15.48)	(15.46)	—	—	35.81	(30.15)	3,304,086	29	0.56	1.01	0.04
12/31/21	42.16	(0.03)	9.14	9.11	—	—	51.27	21.61	4,479,365	25	0.56	1.01	(0.05)
12/31/20	27.81	0.01	14.34	14.35	—	—	42.16	51.60	3,076,624	32	0.58	1.03	0.04
12/31/19	21.34	0.13	6.34	6.47	—	—	27.81	30.32	1,195,026	21	0.60	1.08	0.53
12/31/18	21.47	0.06	(0.19)	(0.13)	—	—	21.34	(0.61)	558,674	35	0.60	1.15	0.25

Class I
06/30/23	36.40	0.03	9.02	9.05	—	—	45.45	24.86	88,192	13	0.26	0.71	0.16
12/31/22	51.96	0.15	(15.71)	(15.56)	—	—	36.40	(29.95)	66,531	29	0.26	0.71	0.36
12/31/21	42.60	(0.16)	9.52	9.36	—	—	51.96	21.97	83,443	25	0.26	0.71	(0.33)
12/31/20	28.02	0.11	14.47	14.58	—	—	42.60	52.03	51,111	32	0.28	0.73	0.34
12/31/19	21.43	0.21	6.38	6.59	—	—	28.02	30.75	20,257	21	0.30	0.78	0.85
12/31/18	21.50	0.22	(0.29)	(0.07)	—	—	21.43	(0.33)	9,468	35	0.30	0.85	0.93

JNL/American Funds Growth-Income Fund(a)(c)
Class A
06/30/23	31.79	0.02	4.58	4.60	—	—	36.39	14.47	9,487,765	15	0.63	0.93	0.10
12/31/22	38.22	0.30	(6.73)	(6.43)	—	—	31.79	(16.82)	8,441,976	25	0.63	0.93	0.90
12/31/21	30.91	0.26	7.05	7.31	—	—	38.22	23.65	10,486,513	24	0.63	0.93	0.74
12/31/20	27.33	0.26	3.32	3.58	—	—	30.91	13.10	8,561,939	33	0.64	0.94	0.98
12/31/19	21.75	0.32	5.26	5.58	—	—	27.33	25.66	7,777,472	27	0.64	0.96	1.30
12/31/18	22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07

Class I
06/30/23	32.62	0.07	4.71	4.78	—	—	37.40	14.65	123,703	15	0.33	0.63	0.41
12/31/22	39.10	0.41	(6.89)	(6.48)	—	—	32.62	(16.57)	107,171	25	0.33	0.63	1.21
12/31/21	31.53	0.40	7.17	7.57	—	—	39.10	24.01	127,876	24	0.33	0.63	1.13
12/31/20	27.79	0.40	3.34	3.74	—	—	31.53	13.46	87,382	33	0.34	0.64	1.44
12/31/19	22.05	0.47	5.27	5.74	—	—	27.79	26.03	54,642	27	0.34	0.66	1.87
12/31/18	22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth Fund - Class A: June 30, 2023: 0.91%, 1.36%, (0.50%); December 31, 2022: 0.91%, 1.36%, (0.31)%; December 31, 2021: 0.90%, 1.35%, (0.39)%; December 31, 2020: 0.93%, 1.38%, (0.31)%; December 31, 2019: 0.95%, 1.43%, 0.18%; December 31, 2018: 0.94%, 1.49%, (0.09)%. JNL/American Funds Growth Fund - Class I: June 30, 2023: 0.61%, 1.06%, (0.19%); December 31, 2022: 0.61%, 1.06%, 0.01%; December 31, 2021: 0.60%, 1.05%, (0.67)%; December 31, 2020: 0.63%, 1.08%, (0.01)%; December 31, 2019: 0.65%, 1.13%, 0.50%; December 31, 2018: 0.64%, 1.19%, 0.59%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Growth-Income Fund - Class A: June 30, 2023: 0.92%, 1.22%, (0.19%); December 31, 2022: 0.92%, 1.22%, 0.61%; December 31, 2021: 0.92%, 1.22%, 0.45%; December 31, 2020: 0.93%, 1.23%, 0.69%; December 31, 2019: 0.93%, 1.25%, 1.01%; December 31, 2018: 0.92%, 1.27%, 0.79%. JNL/American Funds Growth-Income Fund - Class I: June 30, 2023: 0.62%, 0.92%, 0.12%; December 31, 2022: 0.62%, 0.92%, 0.92%; December 31, 2021: 0.62%, 0.92%, 0.84%; December 31, 2020: 0.63%, 0.93%, 1.15%; December 31, 2019: 0.63%, 0.95%, 1.58%; December 31, 2018: 0.62%, 0.97%, 2.41%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds International Fund(a)(b)
Class A
06/30/23	13.63	(0.01)	1.66	1.65	—	—	15.28	12.11	1,458,093	11	0.64	1.14	(0.14)
12/31/22	17.27	0.19	(3.83)	(3.64)	—	—	13.63	(21.08)	1,354,785	42	0.64	1.14	1.32
12/31/21	17.59	0.36	(0.68)	(0.32)	—	—	17.27	(1.82)	1,828,116	44	0.63	1.13	2.02
12/31/20	15.49	0.04	2.06	2.10	—	—	17.59	13.56	1,937,861	40	0.63	1.13	0.26
12/31/19	12.65	0.15	2.69	2.84	—	—	15.49	22.45	1,932,025	32	0.63	1.15	1.03
12/31/18	14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28

Class I
06/30/23	13.95	0.01	1.71	1.72	—	—	15.67	12.33	17,148	11	0.34	0.84	0.18
12/31/22	17.63	0.25	(3.93)	(3.68)	—	—	13.95	(20.87)	14,865	42	0.34	0.84	1.69
12/31/21	17.91	0.48	(0.76)	(0.28)	—	—	17.63	(1.56)	17,376	44	0.33	0.83	2.61
12/31/20	15.72	0.10	2.09	2.19	—	—	17.91	13.93	14,166	40	0.33	0.83	0.65
12/31/19	12.80	0.22	2.70	2.92	—	—	15.72	22.81	10,433	32	0.33	0.85	1.51
12/31/18	15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88

JNL/American Funds New World Fund(a)(c)
Class A
06/30/23	14.36	(0.01)	1.68	1.67	—	—	16.03	11.63	1,408,204	18	0.69	1.34	(0.12)
12/31/22	18.51	0.13	(4.28)	(4.15)	—	—	14.36	(22.42)	1,285,794	40	0.69	1.34	0.87
12/31/21	17.72	0.08	0.71	0.79	—	—	18.51	4.46	1,742,316	43	0.68	1.33	0.42
12/31/20	14.40	(0.06)	3.38	3.32	—	—	17.72	23.06	1,646,066	70	0.68	1.34	(0.43)
12/31/19	11.19	0.07	3.14	3.21	—	—	14.40	28.69	1,468,591	38	0.64	1.36	0.55
12/31/18	13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48

Class I
06/30/23	14.68	0.01	1.72	1.73	—	—	16.41	11.78	29,892	18	0.39	1.04	0.19
12/31/22	18.87	0.19	(4.38)	(4.19)	—	—	14.68	(22.20)	24,971	40	0.39	1.04	1.24
12/31/21	18.01	0.15	0.71	0.86	—	—	18.87	4.78	30,047	43	0.38	1.03	0.80
12/31/20	14.59	(0.02)	3.44	3.42	—	—	18.01	23.44	21,146	70	0.38	1.04	(0.12)
12/31/19	11.31	0.14	3.14	3.28	—	—	14.59	29.00	12,999	38	0.34	1.06	1.03
12/31/18	13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds International Fund - Class A: June 30, 2023: 1.17%, 1.67%, (0.67%); December 31, 2022: 1.18%, 1.68%, 0.78%; December 31, 2021: 1.18%, 1.68%, 1.47%; December 31, 2020: 1.18%, 1.68%, (0.29)%; December 31, 2019: 1.17%, 1.69%, 0.49%; December 31, 2018: 1.16%, 1.71%, 0.75%. JNL/American Funds International Fund - Class I: June 30, 2023: 0.87%, 1.37%, (0.35%); December 31, 2022: 0.88%, 1.38%, 1.15%; December 31, 2021: 0.88%, 1.38%, 2.06%; December 31, 2020: 0.88%, 1.38%, 0.10%; December 31, 2019: 0.87%, 1.39%, 0.97%; December 31, 2018: 0.86%, 1.41%, 2.35%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds New World Fund - Class A: June 30, 2023: 1.26%, 1.91%, (0.69%); December 31, 2022: 1.26%, 1.91%, 0.30%; December 31, 2021: 1.24%, 1.89%, (0.14)%; December 31, 2020: 1.32%, 1.98%, (1.07)%; December 31, 2019: 1.40%, 2.12%, (0.21)%; December 31, 2018: 1.41%, 2.16%, (0.29)%. JNL/American Funds New World Fund - Class I: June 30, 2023: 0.96%, 1.61%, (0.38%); December 31, 2022: 0.96%, 1.61%, 0.67%; December 31, 2021: 0.94%, 1.59%, 0.24%; December 31, 2020: 1.02%, 1.68%, (0.76)%; December 31, 2019: 1.10%, 1.82%, 0.27%; December 31, 2018: 1.11%, 1.86%, 0.72%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Washington Mutual Investors Fund(a)(b)
Class A
06/30/23	30.62	0.05		2.26	2.31	—	—	32.93	7.54	3,558,069	17		0.66	0.96	0.32
12/31/22	33.61	0.45		(3.44)	(2.99)	—	—	30.62	(8.90)	3,451,516	30		0.66	0.96	1.47
12/31/21	26.40	0.31		6.90	7.21	—	—	33.61	27.31	3,975,111	90		0.64	0.96	1.04
12/31/20	24.35	0.32		1.73	2.05	—	—	26.40	8.42	3,305,413	40		0.59	0.97	1.38
12/31/19	20.13	0.37		3.85	4.22	—	—	24.35	20.96	3,286,576	37		0.59	0.98	1.66
12/31/18	22.12	0.34		(2.33)	(1.99)	—	—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54

Class I
06/30/23	31.42	0.10		2.32	2.42	—	—	33.84	7.70	43,381	17		0.36	0.66	0.63
12/31/22	34.39	0.60		(3.57)	(2.97)	—	—	31.42	(8.64)	41,226	30		0.36	0.66	1.90
12/31/21	26.93	0.44		7.02	7.46	—	—	34.39	27.70	39,478	90		0.34	0.66	1.43
12/31/20	24.77	0.46		1.70	2.16	—	—	26.93	8.72	23,182	40		0.29	0.67	1.96
12/31/19	20.41	0.57		3.79	4.36	—	—	24.77	21.36	14,963	37		0.29	0.68	2.53
12/31/18	22.36	0.80		(2.75)	(1.95)	—	—	20.41	(8.72)	6,282	49		0.28	0.71	3.58

JNL/Mellon Bond Index Fund(c)(d)(e)
Class A
06/30/23	10.92	(0.03)		0.24	0.21	—	—	11.13	1.92	1,002,282	36	(f)	0.49	0.56	(0.49)
12/31/22	12.63	(0.06)		(1.65)	(1.71)	—	—	10.92	(13.54)	995,894	104	(f)	0.49	0.56	(0.49)
12/31/21	12.91	(0.00)	(g)	(0.28)	(0.28)	—	—	12.63	(2.17)	1,294,812	33	(f)	0.51	0.56	(0.03)
12/31/20	12.06	0.20		0.65	0.85	—	—	12.91	7.05	1,158,877	81	(f)	0.56	0.56	1.58
12/31/19	11.43	0.27		0.64	0.91	(0.28)	—	12.06	7.93	942,401	62	(f)	0.56	0.56	2.24
12/31/18	11.75	0.25		(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(f)	0.57	0.57	2.21

Class I
06/30/23	11.45	(0.01)		0.24	0.23	—	—	11.68	2.01	20,111	36	(f)	0.19	0.26	(0.19)
12/31/22	13.20	(0.02)		(1.73)	(1.75)	—	—	11.45	(13.26)	20,567	104	(f)	0.19	0.26	(0.19)
12/31/21	13.44	0.18		(0.42)	(0.24)	—	—	13.20	(1.79)	25,144	33	(f)	0.25	0.26	1.35
12/31/20	12.53	0.25		0.66	0.91	—	—	13.44	7.26	264,938	81	(f)	0.26	0.26	1.90
12/31/19	11.85	0.32		0.67	0.99	(0.31)	—	12.53	8.37	267,955	62	(f)	0.26	0.26	2.54
12/31/18	12.17	0.30		(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(f)	0.27	0.27	2.51

(a)

The Master Funds for the JNL/American Funds Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(b)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/American Funds Washington Mutual Investors Fund - Class A: June 30, 2023: 0.93%, 1.23%, 0.05%; December 31, 2022: 0.92%, 1.22%, 1.21%; December 31, 2021: 0.95%, 1.27%, 0.73%; December 31, 2020: 1.02%, 1.40%, 0.95%; December 31, 2019: 1.01%, 1.40%, 1.24%; December 31, 2018: 0.99%, 1.42%, 1.13%. JNL/American Funds Washington Mutual Investors Fund - Class I: June 30, 2023: 0.63%, 0.93%, 0.36%; December 31, 2022: 0.62%, 0.92%, 1.64%; December 31, 2021: 0.65%, 0.97%, 1.12%; December 31, 2020: 0.72%, 1.10%, 1.53%; December 31, 2019: 0.71%, 1.10%, 2.11%; December 31, 2018: 0.69%, 1.12%, 3.17%.

(c)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Bond Index Fund - Class A: June 30, 2023: 0.56%, 0.63%, (0.56%); December 31, 2022: 0.56%, 0.63%, (0.56)%; December 31, 2021: 0.56%, 0.61%, (0.08)%. JNL/Mellon Bond Index Fund - Class I: June 30, 2023: 0.26%, 0.33%, (0.26%); December 31, 2022: 0.26%, 0.33%, (0.26)%; December 31, 2021: 0.30%, 0.31%, 1.30%.

(d)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(e)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(f)	Portfolio turnover including dollar roll transactions for JNL/Mellon Bond Index Fund was 121%, 107%, 140% ,105%, 204% and 59% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.
(g)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Emerging Markets Index Fund(a)(b)(c)
Class A
06/30/23	10.04	(0.03)	0.54	0.51	—	—	10.55	5.08	834,775	5	0.57	0.72	(0.57)
12/31/22	12.39	(0.06)	(2.29)	(2.35)	—	—	10.04	(18.97)	801,260	7	0.57	0.72	(0.57)
12/31/21	12.84	(0.01)	(0.44)	(0.45)	—	—	12.39	(3.50)	1,049,682	19	0.62	0.72	(0.09)
12/31/20	11.30	0.14	1.78	1.92	(0.38)	—	12.84	17.10	1,128,963	11	0.74	0.74	1.35
12/31/19	9.79	0.22	1.52	1.74	(0.23)	—	11.30	17.89	1,169,784	12	0.73	0.73	2.09
12/31/18	11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13	0.74	0.74	1.84

Class I
06/30/23	10.18	(0.01)	0.54	0.53	—	—	10.71	5.21	17,482	5	0.22	0.42	(0.22)
12/31/22	12.51	(0.02)	(2.31)	(2.33)	—	—	10.18	(18.63)	16,022	7	0.22	0.42	(0.22)
12/31/21	12.92	0.03	(0.44)	(0.41)	—	—	12.51	(3.17)	19,232	19	0.26	0.42	0.23
12/31/20	11.36	0.17	1.81	1.98	(0.42)	—	12.92	17.55	14,781	11	0.40	0.44	1.59
12/31/19	9.85	0.25	1.52	1.77	(0.26)	—	11.36	18.20	8,648	12	0.43	0.43	2.37
12/31/18	11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13	0.44	0.44	2.48

JNL/Mellon International Index Fund(b)(c)(d)
Class A
06/30/23	13.13	(0.04)	1.52	1.48	—	—	14.61	11.27	2,219,047	3	0.51	0.60	(0.51)
12/31/22	15.72	0.30	(2.53)	(2.23)	(0.03)	(0.33)	13.13	(14.20)	2,075,890	2	0.51	0.61	2.21
12/31/21	14.23	0.02	1.47	1.49	—	—	15.72	10.47	2,590,032	6	0.53	0.61	0.10
12/31/20	13.80	0.23	0.82	1.05	(0.47)	(0.15)	14.23	7.70	1,453,177	3	0.63	0.63	1.78
12/31/19	11.95	0.36	2.15	2.51	(0.37)	(0.29)	13.80	21.21	1,514,294	4	0.63	0.63	2.69
12/31/18	15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2	0.63	0.63	2.57

Class I
06/30/23	13.83	(0.02)	1.60	1.58	—	—	15.41	11.42	54,270	3	0.21	0.30	(0.21)
12/31/22	16.53	0.37	(2.66)	(2.29)	(0.08)	(0.33)	13.83	(13.91)	50,505	2	0.21	0.31	2.64
12/31/21	14.92	0.31	1.30	1.61	—	—	16.53	10.79	55,074	6	0.30	0.32	1.95
12/31/20	14.44	0.28	0.86	1.14	(0.51)	(0.15)	14.92	8.02	280,274	3	0.33	0.33	2.08
12/31/19	12.48	0.40	2.26	2.66	(0.41)	(0.29)	14.44	21.57	290,707	4	0.33	0.33	2.88
12/31/18	16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2	0.33	0.33	2.90

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Emerging Markets Index Fund - Class A: June 30, 2023: 0.73%, 0.88%, (0.73%); December 31, 2022: 0.73%, 0.88%, (0.73)%; December 31, 2021: 0.74%, 0.84%, (0.23)%. JNL/Mellon Emerging Markets Index Fund - Class I: June 30, 2023: 0.38%, 0.58%, (0.38%); December 31, 2022: 0.38%, 0.58%, (0.38)%; December 31, 2021: 0.38%, 0.53%, 0.08%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon International Index Fund - Class A: June 30, 2023: 0.61%, 0.70%, (0.61%); December 31, 2022: 0.61%, 0.71%, 2.11%; December 31, 2021: 0.61%, 0.69%, 0.02%. JNL/Mellon International Index Fund - Class I: June 30, 2023: 0.31%, 0.40%, (0.31%); December 31, 2022: 0.31%, 0.41%, 2.54%; December 31, 2021: 0.38%, 0.41%, 1.87%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 400 MidCap Index Fund(a)(b)(c)
Class A
06/30/23	27.26	(0.06)	2.40	2.34	—	—	29.60	8.58	3,189,891	8	0.46	0.54	(0.46)
12/31/22	31.53	(0.13)	(4.14)	(4.27)	—	—	27.26	(13.54)	2,999,247	12	0.46	0.54	(0.46)
12/31/21	25.40	(0.05)	6.18	6.13	—	—	31.53	24.13	3,778,288	13	0.49	0.54	(0.18)
12/31/20	22.48	0.21	2.71	2.92	—	—	25.40	12.99	3,147,797	27	0.56	0.56	1.02
12/31/19	17.90	0.22	4.36	4.58	—	—	22.48	25.59	2,906,819	18	0.56	0.56	1.08
12/31/18	21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56	0.56	1.02

Class I
06/30/23	28.17	(0.02)	2.48	2.46	—	—	30.63	8.73	71,099	8	0.16	0.24	(0.16)
12/31/22	32.48	(0.05)	(4.26)	(4.31)	—	—	28.17	(13.27)	66,791	12	0.16	0.24	(0.16)
12/31/21	26.08	0.16	6.24	6.40	—	—	32.48	24.54	71,747	13	0.23	0.25	0.53
12/31/20	23.01	0.28	2.79	3.07	—	—	26.08	13.34	299,838	27	0.26	0.26	1.32
12/31/19	18.28	0.29	4.44	4.73	—	—	23.01	25.88	301,617	18	0.26	0.26	1.39
12/31/18	22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26	0.26	1.31

JNL/Mellon Small Cap Index Fund(b)(c)(d)
Class A
06/30/23	22.74	(0.05)	1.37	1.32	—	—	24.06	5.80	2,371,399	16	0.46	0.54	(0.46)
12/31/22	27.28	(0.11)	(4.43)	(4.54)	—	—	22.74	(16.64)	2,277,127	23	0.46	0.54	(0.46)
12/31/21	21.63	(0.04)	5.69	5.65	—	—	27.28	26.12	2,916,059	20	0.49	0.55	(0.17)
12/31/20	19.52	0.15	1.96	2.11	—	—	21.63	10.81	2,384,433	26	0.57	0.57	0.90
12/31/19	15.97	0.17	3.38	3.55	—	—	19.52	22.23	2,312,325	29	0.57	0.57	0.96
12/31/18	19.71	0.18	(1.70)	(1.52)	(0.18)	(2.04)	15.97	(8.92)	1,948,239	34	0.56	0.56	0.88

Class I
06/30/23	23.49	(0.02)	1.42	1.40	—	—	24.89	5.96	59,600	16	0.16	0.24	(0.16)
12/31/22	28.09	(0.04)	(4.56)	(4.60)	—	—	23.49	(16.38)	53,909	23	0.16	0.24	(0.16)
12/31/21	22.21	0.15	5.73	5.88	—	—	28.09	26.47	64,789	20	0.23	0.25	0.59
12/31/20	19.98	0.21	2.02	2.23	—	—	22.21	11.16	293,522	26	0.27	0.27	1.20
12/31/19	16.30	0.23	3.45	3.68	—	—	19.98	22.58	298,749	29	0.27	0.27	1.27
12/31/18	20.06	0.24	(1.73)	(1.49)	(0.23)	(2.04)	16.30	(8.66)	210,564	34	0.26	0.26	1.17

(a)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon S&P 400 MidCap Index Fund - Class A: June 30, 2023: 0.56%, 0.64%, (0.56%); December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.62%, (0.23)%. JNL/Mellon S&P 400 MidCap Index Fund - Class I: June 30, 2023: 0.26%, 0.34%, (0.26%); December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.31%, 0.34%, 0.49%.

(b)	Effective April 26, 2021, the Fund became a feeder fund. Prior to April 26, 2021, the Fund was a Sub-Advised Fund.
(c)

The Master Funds for the JNL/Mellon Feeder Funds are the Class I shares of the corresponding JNL Series Trust Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(d)

Ratios of net investment income and expenses to average net assets do not include the impact of the Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Mellon Small Cap Index Fund - Class A: June 30, 2023: 0.56%, 0.64%, (0.56%); December 31, 2022: 0.56%, 0.64%, (0.56)%; December 31, 2021: 0.57%, 0.63%, (0.21)%. JNL/Mellon Small Cap Index Fund - Class I: June 30, 2023: 0.26%, 0.34%, (0.26%); December 31, 2022: 0.26%, 0.34%, (0.26)%; December 31, 2021: 0.32%, 0.34%, 0.54%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Aggressive Growth Allocation Fund
Class A
06/30/23	15.79	(0.04)	1.83	1.79	—	—	17.58	11.34	1,426,919	1	0.45	0.45	(0.45)
12/31/22	19.69	(0.02)	(3.88)	(3.90)	—	—	15.79	(19.81)	1,338,935	24	0.45	0.45	(0.11)
12/31/21	17.06	(0.02)	2.65	2.63	—	—	19.69	15.42	1,811,184	12	0.45	0.45	(0.09)
12/31/20	14.66	0.06	2.34	2.40	—	—	17.06	16.37	1,635,883	18	0.45	0.45	0.42
12/31/19	11.63	0.02	3.01	3.03	—	—	14.66	26.05	1,518,439	17	0.45	0.45	0.12
12/31/18	12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40	0.45	0.45	0.41

Class I
06/30/23	16.03	(0.01)	1.86	1.85	—	—	17.88	11.54	14,448	1	0.15	0.15	(0.15)
12/31/22	19.94	0.03	(3.94)	(3.91)	—	—	16.03	(19.61)	13,056	24	0.15	0.15	0.20
12/31/21	17.23	0.05	2.66	2.71	—	—	19.94	15.73	16,062	12	0.15	0.15	0.24
12/31/20	14.76	0.12	2.35	2.47	—	—	17.23	16.73	11,031	18	0.15	0.15	0.83
12/31/19	11.68	0.07	3.01	3.08	—	—	14.76	26.37	8,400	17	0.15	0.15	0.50
12/31/18	13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40	0.15	0.15	1.05

JNL Conservative Allocation Fund
Class A
06/30/23	12.50	(0.03)	0.60	0.57	—	—	13.07	4.56	597,166	10	0.47	0.47	(0.47)
12/31/22	14.40	(0.05)	(1.85)	(1.90)	—	—	12.50	(13.19)	586,691	21	0.47	0.47	(0.39)
12/31/21	13.88	(0.06)	0.58	0.52	—	—	14.40	3.75	772,404	25	0.47	0.47	(0.40)
12/31/20	12.91	(0.05)	1.02	0.97	—	—	13.88	7.51	795,519	48	0.48	0.48	(0.39)
12/31/19	11.48	0.12	1.31	1.43	—	—	12.91	12.46	461,856	32	0.48	0.49	0.99
12/31/18	11.85	0.16	(0.53)	(0.37)	—	—	11.48	(3.12)	345,579	35	0.50	0.50	1.40

Class I
06/30/23	12.70	(0.01)	0.61	0.60	—	—	13.30	4.72	7,467	10	0.17	0.17	(0.17)
12/31/22	14.58	(0.01)	(1.87)	(1.88)	—	—	12.70	(12.89)	6,091	21	0.17	0.17	(0.09)
12/31/21	14.01	(0.01)	0.58	0.57	—	—	14.58	4.07	7,338	25	0.17	0.17	(0.10)
12/31/20	12.99	(0.01)	1.03	1.02	—	—	14.01	7.85	6,096	48	0.18	0.18	(0.09)
12/31/19	11.52	0.21	1.26	1.47	—	—	12.99	12.76	3,212	32	0.18	0.19	1.71
12/31/18	11.86	0.31	(0.65)	(0.34)	—	—	11.52	(2.87)	431	35	0.19	0.20	2.65

JNL Growth Allocation Fund
Class A
06/30/23	16.19	(0.04)	1.68	1.64	—	—	17.83	10.13	3,006,579	2	0.44	0.44	(0.44)
12/31/22	19.90	(0.02)	(3.69)	(3.71)	—	—	16.19	(18.64)	2,872,055	24	0.44	0.44	(0.10)
12/31/21	17.59	(0.03)	2.34	2.31	—	—	19.90	13.13	2,690,208	12	0.44	0.44	(0.14)
12/31/20	15.25	0.04	2.30	2.34	—	—	17.59	15.34	2,505,592	22	0.45	0.45	0.28
12/31/19	12.33	0.03	2.89	2.92	—	—	15.25	23.68	2,416,794	13	0.44	0.44	0.23
12/31/18	13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34	0.44	0.44	0.51

Class I
06/30/23	16.45	(0.01)	1.70	1.69	—	—	18.14	10.27	21,012	2	0.14	0.14	(0.14)
12/31/22	20.16	0.03	(3.74)	(3.71)	—	—	16.45	(18.40)	17,924	24	0.14	0.14	0.19
12/31/21	17.76	0.03	2.37	2.40	—	—	20.16	13.51	18,538	12	0.14	0.14	0.17
12/31/20	15.35	0.10	2.31	2.41	—	—	17.76	15.70	14,620	22	0.15	0.15	0.65
12/31/19	12.38	0.08	2.89	2.97	—	—	15.35	23.99	11,688	13	0.14	0.14	0.57
12/31/18	13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34	0.14	0.14	1.38

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Moderate Allocation Fund
Class A
06/30/23	14.74	(0.03)	1.01	0.98	—	—	15.72	6.65		2,131,483	5	0.44	0.44	(0.44)
12/31/22	17.28	(0.04)	(2.50)	(2.54)	—	—	14.74	(14.70)		2,111,337	18	0.44	0.44	(0.29)
12/31/21	16.09	(0.05)	1.24	1.19	—	—	17.28	7.40		2,742,062	10	0.44	0.44	(0.28)
12/31/20	14.47	(0.01)	1.63	1.62	—	—	16.09	11.20		2,744,458	27	0.45	0.45	(0.04)
12/31/19	12.51	0.10	1.86	1.96	—	—	14.47	15.67		611,892	22	0.48	0.48	0.74
12/31/18	13.16	0.13	(0.78)	(0.65)	—	—	12.51	(4.94)		492,913	31	0.49	0.50	0.99

Class I
06/30/23	14.98	(0.01)	1.03	1.02	—	—	16.00	6.81		11,333	5	0.14	0.14	(0.14)
12/31/22	17.51	0.00	(2.53)	(2.53)	—	—	14.98	(14.45)		9,955	18	0.14	0.14	0.01
12/31/21	16.25	0.00	1.26	1.26	—	—	17.51	7.75		16,802	10	0.14	0.14	0.03
12/31/20	14.56	0.04	1.65	1.69	—	—	16.25	11.61		13,677	27	0.15	0.15	0.27
12/31/19	12.55	0.22	1.79	2.01	—	—	14.56	16.02		5,976	22	0.18	0.18	1.59
12/31/18	13.17	0.25	(0.87)	(0.62)	—	—	12.55	(4.71)		2,621	31	0.19	0.20	1.94

JNL Moderate Growth Allocation Fund
Class A
06/30/23	16.02	(0.04)	1.32	1.28	—	—	17.30	7.99		3,829,143	2	0.44	0.44	(0.44)
12/31/22	19.02	(0.04)	(2.96)	(3.00)	—	—	16.02	(15.77)	(a)	3,773,388	20	0.44	0.44	(0.22)
12/31/21	17.25	(0.04)	1.81	1.77	—	—	19.02	10.26		5,043,334	10	0.43	0.43	(0.21)
12/31/20	15.30	0.02	1.93	1.95	—	—	17.25	12.75		5,015,320	30	0.44	0.44	0.16
12/31/19	12.80	0.06	2.44	2.50	—	—	15.30	19.53		2,368,779	17	0.44	0.44	0.45
12/31/18	13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)		2,159,584	29	0.44	0.44	0.79

Class I
06/30/23	16.28	(0.01)	1.34	1.33	—	—	17.61	8.17		12,340	2	0.14	0.14	(0.14)
12/31/22	19.27	0.02	(3.01)	(2.99)	—	—	16.28	(15.52)	(a)	11,397	20	0.14	0.14	0.11
12/31/21	17.43	0.02	1.82	1.84	—	—	19.27	10.56		11,257	10	0.13	0.13	0.12
12/31/20	15.40	0.07	1.96	2.03	—	—	17.43	13.18		7,961	30	0.14	0.14	0.47
12/31/19	12.85	0.14	2.41	2.55	—	—	15.40	19.84		4,297	17	0.14	0.14	0.97
12/31/18	13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)		1,895	29	0.14	0.14	1.88

JNL/American Funds Growth Allocation Fund
Class A
06/30/23	20.98	0.09	2.09	2.18	—	—	23.16	10.39		3,501,274	22	0.63	0.63	0.80
12/31/22	26.00	0.29	(5.31)	(5.02)	—	—	20.98	(19.31)		3,228,401	13	0.63	0.63	1.30
12/31/21	22.88	0.17	2.95	3.12	—	—	26.00	13.64		4,149,730	47	0.63	0.63	0.68
12/31/20	19.06	0.17	3.65	3.82	—	—	22.88	20.04		3,498,159	18	0.64	0.64	0.85
12/31/19	15.45	0.24	3.37	3.61	—	—	19.06	23.37		2,808,536	19	0.64	0.64	1.36
12/31/18	16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)		2,277,300	14	0.64	0.64	1.19

Class I
06/30/23	21.33	0.13	2.12	2.25	—	—	23.58	10.55		47,255	22	0.33	0.33	1.12
12/31/22	26.35	0.37	(5.39)	(5.02)	—	—	21.33	(19.05)		41,700	13	0.33	0.33	1.66
12/31/21	23.12	0.26	2.97	3.23	—	—	26.35	13.97		48,924	47	0.33	0.33	1.05
12/31/20	19.20	0.30	3.62	3.92	—	—	23.12	20.42		31,660	18	0.34	0.34	1.52
12/31/19	15.52	0.31	3.37	3.68	—	—	19.20	23.71		16,654	19	0.34	0.34	1.75
12/31/18	16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)		9,327	14	0.34	0.34	2.44

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL Moderate Growth Allocation Fund: (15.83)% and (15.57)%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/American Funds Moderate Growth Allocation Fund
Class A
06/30/23	18.00	0.09	1.34	1.43	—	—	19.43	7.94	2,462,855	21	0.64	0.64	1.01
12/31/22	21.75	0.35	(4.10)	(3.75)	—	—	18.00	(17.24)	2,374,820	16	0.64	0.64	1.84
12/31/21	19.78	0.20	1.77	1.97	—	—	21.75	9.96	3,083,919	66	0.64	0.64	0.95
12/31/20	16.86	0.20	2.72	2.92	—	—	19.78	17.32	2,832,349	20	0.64	0.64	1.14
12/31/19	14.21	0.26	2.39	2.65	—	—	16.86	18.65	2,441,777	22	0.64	0.64	1.69
12/31/18	14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25	0.64	0.64	1.55

Class I
06/30/23	18.29	0.13	1.36	1.49	—	—	19.78	8.15	22,482	21	0.34	0.34	1.34
12/31/22	22.03	0.40	(4.14)	(3.74)	—	—	18.29	(16.98)	20,245	16	0.34	0.34	2.12
12/31/21	19.98	0.28	1.77	2.05	—	—	22.03	10.26	26,606	66	0.34	0.34	1.32
12/31/20	16.98	0.19	2.81	3.00	—	—	19.98	17.67	20,462	20	0.34	0.34	1.07
12/31/19	14.27	0.36	2.35	2.71	—	—	16.98	18.99	15,462	22	0.34	0.34	2.24
12/31/18	14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25	0.34	0.34	2.57

JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A
06/30/23	28.57	(0.05)	4.09	4.04	—	—	32.61	14.14	2,152,352	1	0.44	0.44	(0.35)
12/31/22	36.70	(0.07)	(8.06)	(8.13)	—	—	28.57	(22.15)	1,972,728	24	0.44	0.44	(0.22)
12/31/21	31.55	(0.12)	5.27	5.15	—	—	36.70	16.32	2,764,501	7	0.44	0.44	(0.33)
12/31/20	26.27	(0.05)	5.33	5.28	—	—	31.55	20.10	2,556,014	15	0.45	0.45	(0.21)
12/31/19	20.72	(0.01)	5.56	5.55	—	—	26.27	26.79	2,323,412	13	0.45	0.45	(0.05)
12/31/18	22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11	0.44	0.44	0.43

Class I
06/30/23	29.02	(0.01)	4.17	4.16	—	—	33.18	14.33	14,105	1	0.14	0.14	(0.05)
12/31/22	37.18	0.02	(8.18)	(8.16)	—	—	29.02	(21.95)	10,745	24	0.14	0.14	0.08
12/31/21	31.86	(0.01)	5.33	5.32	—	—	37.18	16.70	17,774	7	0.14	0.14	(0.02)
12/31/20	26.45	0.02	5.39	5.41	—	—	31.86	20.45	12,732	15	0.15	0.15	0.07
12/31/19	20.80	0.08	5.57	5.65	—	—	26.45	27.16	11,399	13	0.15	0.15	0.32
12/31/18	22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11	0.14	0.14	1.41

JNL/Goldman Sachs Managed Conservative Fund
Class A
06/30/23	14.03	(0.03)	0.60	0.57	—	—	14.60	4.06	840,071	10	0.46	0.46	(0.37)
12/31/22	16.43	(0.05)	(2.35)	(2.40)	—	—	14.03	(14.61)	848,466	26	0.46	0.46	(0.37)
12/31/21	15.84	(0.07)	0.66	0.59	—	—	16.43	3.72	1,153,647	9	0.45	0.45	(0.41)
12/31/20	14.56	(0.02)	1.30	1.28	—	—	15.84	8.79	1,225,287	31	0.46	0.46	(0.12)
12/31/19	13.11	0.11	1.34	1.45	—	—	14.56	11.06	1,206,602	19	0.45	0.45	0.81
12/31/18	13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12	0.45	0.45	1.44

Class I
06/30/23	14.22	(0.01)	0.61	0.60	—	—	14.82	4.22	2,265	10	0.16	0.16	(0.07)
12/31/22	16.61	(0.01)	(2.38)	(2.39)	—	—	14.22	(14.39)	2,925	26	0.16	0.16	(0.07)
12/31/21	15.95	(0.02)	0.68	0.66	—	—	16.61	4.14	2,270	9	0.15	0.15	(0.10)
12/31/20	14.62	0.02	1.31	1.33	—	—	15.95	9.10	1,977	31	0.16	0.16	0.17
12/31/19	13.13	0.23	1.26	1.49	—	—	14.62	11.35	2,084	19	0.15	0.15	1.66
12/31/18	13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12	0.15	0.15	4.00

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs Managed Growth Fund
Class A
06/30/23	23.65	(0.04)		3.01	2.97	—	—	26.62	12.56	4,340,587	3	0.44	0.44	(0.35)
12/31/22	29.99	(0.06)		(6.28)	(6.34)	—	—	23.65	(21.14)	4,086,945	23	0.43	0.43	(0.24)
12/31/21	26.20	(0.10)		3.89	3.79	—	—	29.99	14.47	5,774,474	8	0.43	0.43	(0.34)
12/31/20	22.07	(0.06)		4.19	4.13	—	—	26.20	18.71	5,669,291	18	0.43	0.43	(0.27)
12/31/19	17.74	(0.01)		4.34	4.33	—	—	22.07	24.41	5,466,360	15	0.43	0.43	(0.07)
12/31/18	18.86	0.12		(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13	0.43	0.43	0.62

Class I
06/30/23	24.02	(0.01)		3.07	3.06	—	—	27.08	12.74	21,980	3	0.14	0.14	(0.05)
12/31/22	30.37	0.02		(6.37)	(6.35)	—	—	24.02	(20.91)	18,862	23	0.13	0.13	0.07
12/31/21	26.45	(0.00)	(a)	3.92	3.92	—	—	30.37	14.82	23,033	8	0.13	0.13	(0.01)
12/31/20	22.22	0.01		4.22	4.23	—	—	26.45	19.04	14,635	18	0.13	0.13	0.05
12/31/19	17.81	0.05		4.36	4.41	—	—	22.22	24.76	8,149	15	0.13	0.13	0.24
12/31/18	18.87	0.32		(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13	0.13	0.13	1.66

JNL/Goldman Sachs Managed Moderate Fund
Class A
06/30/23	17.14	(0.03)		1.18	1.15	—	—	18.29	6.71	1,963,234	6	0.44	0.44	(0.36)
12/31/22	20.53	(0.05)		(3.34)	(3.39)	—	—	17.14	(16.51)	1,982,926	19	0.44	0.44	(0.28)
12/31/21	19.23	(0.07)		1.37	1.30	—	—	20.53	6.76	2,736,669	9	0.44	0.44	(0.36)
12/31/20	17.11	(0.04)		2.16	2.12	—	—	19.23	12.39	2,869,173	24	0.44	0.44	(0.22)
12/31/19	14.90	0.11		2.10	2.21	—	—	17.11	14.83	2,909,925	16	0.44	0.44	0.71
12/31/18	15.43	0.18		(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9	0.44	0.44	1.15

Class I
06/30/23	17.41	0.00		1.20	1.20	—	—	18.61	6.89	3,183	6	0.14	0.14	(0.06)
12/31/22	20.79	0.00		(3.38)	(3.38)	—	—	17.41	(16.26)	2,727	19	0.14	0.14	0.01
12/31/21	19.42	(0.01)		1.38	1.37	—	—	20.79	7.05	4,091	9	0.14	0.14	(0.07)
12/31/20	17.23	0.01		2.18	2.19	—	—	19.42	12.71	4,289	24	0.14	0.14	0.08
12/31/19	14.95	0.18		2.10	2.28	—	—	17.23	15.25	3,286	16	0.14	0.14	1.09
12/31/18	15.44	0.27		(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9	0.14	0.14	1.77

JNL/Goldman Sachs Managed Moderate Growth Fund
Class A
06/30/23	20.63	(0.04)		2.04	2.00	—	—	22.63	9.69	4,152,065	3	0.44	0.44	(0.35)
12/31/22	25.45	(0.06)		(4.76)	(4.82)	—	—	20.63	(18.94)	4,042,965	22	0.43	0.43	(0.28)
12/31/21	22.96	(0.09)		2.58	2.49	—	—	25.45	10.84	5,651,746	7	0.43	0.43	(0.35)
12/31/20	19.87	(0.06)		3.15	3.09	—	—	22.96	15.55	5,790,692	20	0.43	0.43	(0.30)
12/31/19	16.68	0.09		3.10	3.19	—	—	19.87	19.12	5,740,456	16	0.43	0.43	0.47
12/31/18	17.54	0.15		(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10	0.43	0.43	0.86

Class I
06/30/23	20.96	(0.01)		2.08	2.07	—	—	23.03	9.88	7,187	3	0.14	0.14	(0.05)
12/31/22	25.78	0.01		(4.83)	(4.82)	—	—	20.96	(18.70)	6,673	22	0.13	0.13	0.03
12/31/21	23.19	(0.01)		2.60	2.59	—	—	25.78	11.17	9,286	7	0.13	0.13	(0.03)
12/31/20	20.01	(0.00)	(a)	3.18	3.18	—	—	23.19	15.89	5,618	20	0.13	0.13	(0.01)
12/31/19	16.74	0.12		3.15	3.27	—	—	20.01	19.53	5,836	16	0.13	0.13	0.66
12/31/18	17.56	0.35		(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10	0.13	0.13	1.95

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL iShares Tactical Growth Fund(a)
Class A
06/30/23	13.54	0.11	0.89	1.00	—	—	14.54	7.39	312,810	9	0.65	0.65	1.56
12/31/22	17.37	0.29	(2.94)	(2.65)	(0.21)	(0.97)	13.54	(15.35)	291,303	41	0.65	0.65	1.90
12/31/21	15.59	0.22	2.12	2.34	(0.17)	(0.39)	17.37	15.04	344,505	27	0.65	0.65	1.30
12/31/20	14.95	0.19	1.61	1.80	(0.28)	(0.88)	15.59	12.28	288,430	54	0.66	0.66	1.33
12/31/19	12.73	0.29	2.44	2.73	(0.24)	(0.27)	14.95	21.65	255,443	44	0.65	0.65	2.05
12/31/18	14.38	0.25	(1.55)	(1.30)	(0.19)	(0.16)	12.73	(9.12)	203,626	43	0.65	0.65	1.77

Class I
06/30/23	13.60	0.13	0.90	1.03	—	—	14.63	7.57	7,745	9	0.35	0.35	1.87
12/31/22	17.45	0.34	(2.96)	(2.62)	(0.26)	(0.97)	13.60	(15.12)	7,243	41	0.35	0.35	2.25
12/31/21	15.64	0.28	2.12	2.40	(0.20)	(0.39)	17.45	15.43	7,350	27	0.35	0.35	1.63
12/31/20	14.99	0.25	1.60	1.85	(0.32)	(0.88)	15.64	12.60	5,178	54	0.36	0.36	1.74
12/31/19	12.76	0.34	2.44	2.78	(0.28)	(0.27)	14.99	22.02	3,226	44	0.35	0.35	2.36
12/31/18	14.40	0.40	(1.66)	(1.26)	(0.22)	(0.16)	12.76	(8.85)	2,346	43	0.35	0.35	2.80

JNL iShares Tactical Moderate Fund(a)
Class A
06/30/23	11.03	0.12	0.40	0.52	—	—	11.55	4.71	193,800	9	0.65	0.65	2.06
12/31/22	13.61	0.28	(2.06)	(1.78)	(0.18)	(0.62)	11.03	(13.15)	184,798	39	0.65	0.65	2.31
12/31/21	13.00	0.20	0.79	0.99	(0.16)	(0.22)	13.61	7.64	214,552	34	0.65	0.65	1.47
12/31/20	12.59	0.20	0.89	1.09	(0.24)	(0.44)	13.00	8.68	187,572	58	0.65	0.65	1.57
12/31/19	11.37	0.28	1.34	1.62	(0.25)	(0.15)	12.59	14.38	153,063	55	0.65	0.65	2.27
12/31/18	12.29	0.26	(0.91)	(0.65)	(0.20)	(0.07)	11.37	(5.35)	127,965	54	0.65	0.65	2.16

Class I
06/30/23	11.10	0.13	0.40	0.53	—	—	11.63	4.77	8,045	9	0.35	0.35	2.37
12/31/22	13.69	0.33	(2.08)	(1.75)	(0.22)	(0.62)	11.10	(12.88)	7,392	39	0.35	0.35	2.66
12/31/21	13.06	0.25	0.80	1.05	(0.20)	(0.22)	13.69	8.01	8,027	34	0.35	0.35	1.84
12/31/20	12.64	0.24	0.89	1.13	(0.27)	(0.44)	13.06	8.98	4,953	58	0.35	0.35	1.91
12/31/19	11.41	0.32	1.35	1.67	(0.29)	(0.15)	12.64	14.74	1,911	55	0.35	0.35	2.62
12/31/18	12.32	0.42	(1.04)	(0.62)	(0.22)	(0.07)	11.41	(5.05)	1,111	54	0.35	0.35	3.46

JNL iShares Tactical Moderate Growth Fund(a)
Class A
06/30/23	12.42	0.11	0.64	0.75	—	—	13.17	6.04	305,069	8	0.65	0.65	1.80
12/31/22	15.54	0.28	(2.49)	(2.21)	(0.20)	(0.71)	12.42	(14.36)	295,150	38	0.65	0.65	2.06
12/31/21	14.39	0.20	1.43	1.63	(0.18)	(0.30)	15.54	11.32	361,487	24	0.65	0.65	1.29
12/31/20	13.91	0.19	1.34	1.53	(0.29)	(0.76)	14.39	11.15	312,116	51	0.65	0.65	1.41
12/31/19	12.18	0.29	1.89	2.18	(0.26)	(0.19)	13.91	18.06	295,665	44	0.65	0.65	2.14
12/31/18	13.58	0.26	(1.23)	(0.97)	(0.22)	(0.21)	12.18	(7.28)	254,058	45	0.65	0.65	1.93

Class I
06/30/23	12.46	0.13	0.64	0.77	—	—	13.23	6.18	8,890	8	0.35	0.35	2.10
12/31/22	15.59	0.33	(2.51)	(2.18)	(0.24)	(0.71)	12.46	(14.09)	8,551	38	0.35	0.35	2.41
12/31/21	14.43	0.25	1.42	1.67	(0.21)	(0.30)	15.59	11.63	8,968	24	0.35	0.35	1.62
12/31/20	13.95	0.25	1.32	1.57	(0.33)	(0.76)	14.43	11.42	6,655	51	0.35	0.35	1.79
12/31/19	12.21	0.34	1.89	2.23	(0.30)	(0.19)	13.95	18.45	3,364	44	0.35	0.35	2.52
12/31/18	13.59	0.43	(1.35)	(0.92)	(0.25)	(0.21)	12.21	(6.91)	2,282	45	0.35	0.35	3.22

(a)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Growth ETF Allocation Fund(a)
Class A
06/30/23	12.86	0.10	0.95	1.05	—	—	13.91	8.16	1,959,676	14	0.64	0.64	1.48
12/31/22	15.42	0.23	(2.79)	(2.56)	—	—	12.86	(16.60)	1,888,306	10	0.64	0.64	1.70
12/31/21	13.49	0.24	1.69	1.93	—	—	15.42	14.31	2,391,290	5	0.64	0.64	1.60
12/31/20	11.87	0.17	1.45	1.62	—	—	13.49	13.65	624,944	20	0.64	0.65	1.47
12/31/19	9.66	0.24	1.97	2.21	—	—	11.87	22.88	415,157	12	0.61	0.65	2.20
12/31/18	10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61	0.65	2.20

Class I
06/30/23	13.16	0.13	0.96	1.09	—	—	14.25	8.28	57,328	14	0.22	0.34	1.93
12/31/22	15.71	0.30	(2.85)	(2.55)	—	—	13.16	(16.23)	53,213	10	0.22	0.34	2.16
12/31/21	13.68	0.29	1.74	2.03	—	—	15.71	14.84	61,141	5	0.22	0.34	1.94
12/31/20	11.99	0.22	1.47	1.69	—	—	13.68	14.10	31,056	20	0.22	0.35	1.90
12/31/19	9.72	0.30	1.97	2.27	—	—	11.99	23.35	21,052	12	0.19	0.35	2.70
12/31/18	10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19	0.35	2.83

JNL/Vanguard Moderate ETF Allocation Fund(a)
Class A
06/30/23	11.33	0.10	0.51	0.61	—	—	11.94	5.38	526,225	18	0.65	0.65	1.67
12/31/22	13.18	0.22	(2.07)	(1.85)	—	—	11.33	(14.04)	490,545	17	0.65	0.65	1.90
12/31/21	12.39	0.18	0.61	0.79	—	—	13.18	6.38	577,561	20	0.65	0.65	1.43
12/31/20	11.30	0.18	0.91	1.09	—	—	12.39	9.65	476,960	28	0.64	0.66	1.61
12/31/19	9.76	0.27	1.27	1.54	—	—	11.30	15.78	322,337	20	0.60	0.65	2.49
12/31/18	10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60	0.65	2.45

Class I
06/30/23	11.59	0.12	0.52	0.64	—	—	12.23	5.52	18,966	18	0.22	0.35	2.09
12/31/22	13.43	0.28	(2.12)	(1.84)	—	—	11.59	(13.70)	18,485	17	0.22	0.35	2.37
12/31/21	12.56	0.25	0.62	0.87	—	—	13.43	6.93	19,256	20	0.22	0.35	1.88
12/31/20	11.41	0.23	0.92	1.15	—	—	12.56	10.08	15,164	28	0.21	0.36	2.01
12/31/19	9.82	0.31	1.28	1.59	—	—	11.41	16.19	11,714	20	0.18	0.35	2.89
12/31/18	10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18	0.35	3.09

JNL/Vanguard Moderate Growth ETF Allocation Fund(a)
Class A
06/30/23	12.07	0.10	0.72	0.82	—	—	12.89	6.79	865,304	18	0.65	0.65	1.59
12/31/22	14.27	0.23	(2.43)	(2.20)	—	—	12.07	(15.42)	827,236	12	0.65	0.65	1.79
12/31/21	12.93	0.21	1.13	1.34	—	—	14.27	10.36	991,724	7	0.65	0.65	1.49
12/31/20	11.58	0.18	1.17	1.35	—	—	12.93	11.66	607,550	24	0.64	0.66	1.55
12/31/19	9.70	0.25	1.63	1.88	—	—	11.58	19.38	390,437	16	0.60	0.65	2.31
12/31/18	10.37	0.24	(0.91)	(0.67)	—	—	9.70	(6.46)	215,737	9	0.60	0.65	2.34

Class I
06/30/23	12.34	0.13	0.74	0.87	—	—	13.21	7.05	42,507	18	0.23	0.35	2.02
12/31/22	14.54	0.29	(2.49)	(2.20)	—	—	12.34	(15.13)	39,355	12	0.23	0.35	2.25
12/31/21	13.11	0.27	1.16	1.43	—	—	14.54	10.91	42,431	7	0.23	0.35	1.93
12/31/20	11.70	0.23	1.18	1.41	—	—	13.11	12.05	22,248	24	0.22	0.36	1.96
12/31/19	9.75	0.30	1.65	1.95	—	—	11.70	20.00	15,000	16	0.18	0.35	2.73
12/31/18	10.38	0.31	(0.94)	(0.63)	—	—	9.75	(6.07)	8,475	9	0.18	0.35	2.98

(a)	Ratios of net investment income and expenses to average net assets do not include the impact of underlying funds' expenses.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL Bond Index Fund(a)

Class I
06/30/23		8.75	0.12	0.07	0.19	—	—	8.94	2.17	1,029,488	36	(c)	0.07		0.20		2.79
12/31/22		10.07	0.17	(1.49)	(1.32)	—	—	8.75	(13.11)	1,021,370	104	(c)	0.07		0.20		1.82
12/31/21	(b)	10.00	0.07	0.00	0.07	—	—	10.07	0.70	1,321,262	41	(c)	0.08		0.21		0.99

JNL Emerging Markets Index Fund(a)

Class I
06/30/23		7.50	0.13	0.27	0.40	—	—	7.90	5.33	853,884	5		0.16		0.21		3.32
12/31/22		9.20	0.24	(1.94)	(1.70)	—	—	7.50	(18.48)	818,930	7		0.16		0.22		3.03
12/31/21	(b)	10.00	0.16	(0.96)	(0.80)	—	—	9.20	(8.00)	1,069,080	20		0.17		0.23		2.40

JNL International Index Fund(a)

Class I
06/30/23		8.57	0.18	0.81	0.99	—	—	9.56	11.55	2,278,716	3		0.10		0.21		4.00
12/31/22		10.29	0.26	(1.67)	(1.41)	(0.25)	(0.06)	8.57	(13.75)	2,129,382	2		0.10		0.21		2.97
12/31/21	(b)	10.00	0.16	0.13	0.29	—	—	10.29	2.90	2,647,040	5		0.11		0.22		2.26

JNL Mid Cap Index Fund(a)

Class I
06/30/23		9.07	0.08	0.72	0.80	—	—	9.87	8.82	3,265,225	8		0.10		0.22		1.71
12/31/22		10.44	0.14	(1.51)	(1.37)	—	—	9.07	(13.12)	3,069,360	12		0.10		0.22		1.48
12/31/21	(b)	10.00	0.09	0.35	0.44	—	—	10.44	4.40	3,851,884	12		0.11		0.23		1.26

JNL Small Cap Index Fund(a)

Class I
06/30/23		8.77	0.08	0.45	0.53	—	—	9.30	6.04	2,434,719	16		0.10		0.22		1.77
12/31/22		10.47	0.13	(1.83)	(1.70)	—	—	8.77	(16.24)	2,335,017	23		0.10		0.22		1.42
12/31/21	(b)	10.00	0.08	0.39	0.47	—	—	10.47	4.70	2,982,389	17		0.11		0.23		1.22

JNL Multi-Manager Alternative Fund
Class A
06/30/23		10.59	0.04	0.72	0.76	—	—	11.35	7.18	209,340	59		2.38	(d)	2.38	(d)	0.65
12/31/22		11.82	0.06	(1.29)	(1.23)	—	—	10.59	(10.41)	205,495	117		2.16	(d)	2.16	(d)	0.59
12/31/21		11.50	0.07	0.25	0.32	—	—	11.82	2.78	248,560	127		2.01	(d)	2.01	(d)	0.59
12/31/20		10.69	0.18	0.63	0.81	—	—	11.50	7.58	199,535	157		2.14	(d)	2.15	(d)	1.71
12/31/19		9.80	0.13	0.76	0.89	—	—	10.69	9.08	16,769	147		2.05	(d)	2.05	(d)	1.22
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181	(e)	1.98	(d)	1.98	(d)	0.61

Class I
06/30/23		10.74	0.05	0.74	0.79	—	—	11.53	7.36	862,101	59		2.08	(d)	2.08	(d)	0.95
12/31/22		11.96	0.10	(1.32)	(1.22)	—	—	10.74	(10.20)	874,517	117		1.86	(d)	1.86	(d)	0.89
12/31/21		11.60	0.11	0.25	0.36	—	—	11.96	3.10	1,113,115	127		1.71	(d)	1.71	(d)	0.90
12/31/20		10.75	0.20	0.65	0.85	—	—	11.60	7.91	897,039	157		1.78	(d)	1.79	(d)	1.84
12/31/19		9.82	0.16	0.77	0.93	—	—	10.75	9.47	1,203,696	147		1.75	(d)	1.75	(d)	1.53
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181	(e)	1.68	(d)	1.68	(d)	0.91

(a)

Effective April 26,2021, the Fund received investments from its Feeder Fund in exchange for shares of the Fund. For information on the performance of these investments prior to April 26, 2021, please see the Financial Highlights of the Feeder Fund.

(b)	The Fund commenced operations on April 26, 2021.
(c)	Portfolio turnover including dollar roll transactions for JNL Bond Index Fund was 129%, 204% and 59% in 2021, 2022 and 2023 respectively.
(d)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL Multi-Manager Alternative Fund were as follows: Class A: June 30, 2023: 1.69%, 1.69% December 31, 2022: 1.67%, 1.67% December 31, 2021: 1.68%, 1.68% December 31, 2020: 1.71%, 1.70% December 31, 2019: 1.69%, 1.69% December 31, 2018: 1.70%, 1.70% Class I: June 30, 2023: 1.39%, 1.39% December 31, 2022: 1.37%, 1.37% December 31, 2021: 1.38%, 1.38% December 31, 2020: 1.41%, 1.40% December 31, 2019: 1.39%, 1.39% December 31, 2018: 1.40%, 1.40%

(e)	Portfolio turnover including dollar roll transactions for JNL Multi-Manager Alternative Fund was 181% in 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Emerging Markets Equity Fund
Class A
06/30/23		7.79	0.07	0.35	0.42	—	—	8.21	5.39	633,721	23	1.22	1.22	1.63
12/31/22		11.28	0.11	(2.83)	(2.72)	(0.08)	(0.69)	7.79	(24.13)	627,647	41	1.21	1.21	1.22
12/31/21		11.42	0.08	(0.07)	0.01	(0.15)	—	11.28	0.08	909,805	54	1.22	1.22	0.64
12/31/20		10.61	0.08	0.86	0.94	(0.13)	—	11.42	8.90	993,910	103	1.23	1.23	0.82
12/31/19		9.19	0.24	1.39	1.63	(0.21)	—	10.61	17.85	427,546	25	1.22	1.22	2.40
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)	370,350	14	1.23	1.23	1.91

Class I
06/30/23		7.81	0.08	0.35	0.43	—	—	8.24	5.51	301,250	23	0.92	0.92	1.94
12/31/22		11.33	0.14	(2.85)	(2.71)	(0.12)	(0.69)	7.81	(23.93)	302,526	41	0.91	0.91	1.48
12/31/21		11.46	0.11	(0.06)	0.05	(0.18)	—	11.33	0.40	697,136	54	0.92	0.92	0.95
12/31/20		10.63	0.11	0.86	0.97	(0.14)	—	11.46	9.21	709,999	103	0.93	0.93	1.15
12/31/19		9.21	0.27	1.39	1.66	(0.24)	—	10.63	18.17	354,158	25	0.92	0.92	2.70
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)	366,300	14	0.93	0.93	2.26

JNL Multi-Manager International Small Cap Fund
Class A
06/30/23		9.19	0.13	1.08	1.21	—	—	10.40	13.17	415,220	32	1.20	1.20	2.56
12/31/22		15.74	0.24	(5.03)	(4.79)	(0.14)	(1.62)	9.19	(30.44)	372,710	65	1.21	1.21	2.09
12/31/21		13.76	0.13	2.01	2.14	(0.05)	(0.11)	15.74	15.62	560,879	93	1.23	1.23	0.83
12/31/20		10.59	0.07	3.32	3.39	(0.22)	—	13.76	32.18	4,173	87	1.21	1.21	0.68
12/31/19		8.08	0.08	2.48	2.56	(0.05)	—	10.59	31.72	6,196	74	1.21	1.21	0.85
12/31/18	(a)	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24	1.22	1.22	0.64

Class I
06/30/23		9.28	0.14	1.10	1.24	—	—	10.52	13.36	223,785	32	0.90	0.90	2.83
12/31/22		15.88	0.28	(5.09)	(4.81)	(0.17)	(1.62)	9.28	(30.27)	218,213	65	0.91	0.91	2.39
12/31/21		13.84	0.17	2.03	2.20	(0.05)	(0.11)	15.88	15.96	332,027	93	0.91	0.91	1.10
12/31/20		10.63	0.10	3.36	3.46	(0.25)	—	13.84	32.68	314,548	87	0.91	0.91	0.92
12/31/19		8.09	0.14	2.45	2.59	(0.05)	—	10.63	32.06	280,665	74	0.91	0.91	1.52
12/31/18	(a)	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24	0.92	0.92	0.97

JNL Multi-Manager Mid Cap Fund
Class A
06/30/23		16.87	0.06	1.18	1.24	—	—	18.11	7.35	469,608	21	1.08	1.08	0.74
12/31/22		20.19	0.07	(3.39)	(3.32)	—	—	16.87	(16.44)	424,102	45	1.07	1.07	0.39
12/31/21		16.25	0.05	3.89	3.94	—	—	20.19	24.25	476,106	40	1.08	1.08	0.26
12/31/20		14.19	0.04	2.02	2.06	—	—	16.25	14.52	274,671	62	1.08	1.08	0.28
12/31/19		11.02	0.05	3.12	3.17	—	—	14.19	28.77	205,717	35	1.09	1.09	0.37
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39	1.09	1.09	0.27

Class I
06/30/23		17.09	0.09	1.20	1.29	—	—	18.38	7.55	1,053,947	21	0.78	0.78	1.03
12/31/22		20.39	0.12	(3.42)	(3.30)	—	—	17.09	(16.18)	1,005,250	45	0.77	0.77	0.68
12/31/21		16.37	0.10	3.92	4.02	—	—	20.39	24.56	1,376,087	40	0.78	0.78	0.54
12/31/20		14.24	0.08	2.05	2.13	—	—	16.37	14.96	1,052,770	62	0.78	0.78	0.58
12/31/19		11.03	0.09	3.12	3.21	—	—	14.24	29.10	988,423	35	0.79	0.79	0.66
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39	0.79	0.79	0.53

(a)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Multi-Manager Small Cap Growth Fund
Class A
06/30/23		33.27	(0.08)	4.33	4.25	—	—	37.52	12.77	1,964,187	29	0.96	0.96	(0.44)
12/31/22		48.27	(0.20)	(14.80)	(15.00)	—	—	33.27	(31.08)	1,761,597	74	0.96	0.96	(0.56)
12/31/21		46.90	(0.34)	1.71	1.37	—	—	48.27	2.92	2,838,668	72	0.96	0.96	(0.69)
12/31/20		32.03	(0.22)	15.09	14.87	—	—	46.90	46.43	2,737,581	68	0.97	0.97	(0.63)
12/31/19		23.57	(0.12)	8.58	8.46	—	—	32.03	35.89	2,003,267	78	0.97	0.97	(0.42)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92	0.97	0.97	(0.37)

Class I
06/30/23		35.44	(0.03)	4.62	4.59	—	—	40.03	12.95	347,229	29	0.66	0.66	(0.14)
12/31/22		51.27	(0.10)	(15.73)	(15.83)	—	—	35.44	(30.88)	321,096	74	0.66	0.66	(0.26)
12/31/21		49.67	(0.20)	1.80	1.60	—	—	51.27	3.22	473,249	72	0.66	0.66	(0.39)
12/31/20		33.82	(0.12)	15.97	15.85	—	—	49.67	46.87	471,529	68	0.67	0.67	(0.33)
12/31/19		24.81	(0.04)	9.05	9.01	—	—	33.82	36.32	405,350	78	0.67	0.67	(0.12)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92	0.67	0.67	(0.07)

JNL Multi-Manager Small Cap Value Fund
Class A
06/30/23		16.26	0.03	1.35	1.38	—	—	17.64	8.49	1,201,055	12	1.07	1.07	0.39
12/31/22		18.51	0.02	(2.27)	(2.25)	—	—	16.26	(12.16)	1,143,636	27	1.06	1.06	0.14
12/31/21		15.05	0.02	3.44	3.46	—	—	18.51	22.99	1,381,521	40	1.07	1.07	0.12
12/31/20		14.23	0.02	0.80	0.82	—	—	15.05	5.76	742,968	48	1.08	1.08	0.16
12/31/19		11.36	0.07	2.80	2.87	—	—	14.23	25.26	721,750	84	1.08	1.08	0.52
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74	1.07	1.07	0.46

Class I
06/30/23		16.47	0.06	1.37	1.43	—	—	17.90	8.68	480,082	12	0.77	0.77	0.69
12/31/22		18.70	0.07	(2.30)	(2.23)	—	—	16.47	(11.93)	461,308	27	0.76	0.76	0.43
12/31/21		15.16	0.07	3.47	3.54	—	—	18.70	23.35	614,326	40	0.77	0.77	0.41
12/31/20		14.29	0.06	0.81	0.87	—	—	15.16	6.09	412,602	48	0.78	0.78	0.45
12/31/19		11.37	0.11	2.81	2.92	—	—	14.29	25.68	388,719	84	0.78	0.78	0.82
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74	0.77	0.77	0.78

JNL Multi-Manager U.S. Select Equity Fund
Class A
06/30/23		9.77	0.01	1.29	1.30	—	—	11.07	13.31	1	63	1.08	1.08	0.17
12/31/22	(a)	10.00	0.02	(0.25)	(0.23)	—	—	9.77	(2.30)	1	9	1.11	1.11	1.61

Class I
06/30/23		9.78	0.03	1.29	1.32	—	—	11.10	13.50	374,073	63	0.68	0.68	0.58
12/31/22	(a)	10.00	0.03	(0.25)	(0.22)	—	—	9.78	(2.20)	333,167	9	0.71	0.71	2.01

JNL S&P 500 Index Fund

Class I
06/30/23		16.70	0.15	2.66	2.81	—	—	19.51	16.83	344,410	3	0.09	0.32	1.64
12/31/22		20.41	0.27	(3.98)	(3.71)	—	—	16.70	(18.18)	278,987	11	0.09	0.32	1.54
12/31/21		15.88	0.24	4.29	4.53	—	—	20.41	28.53	304,384	7	0.09	0.32	1.29
12/31/20		13.44	0.23	2.21	2.44	—	—	15.88	18.15	179,890	19	0.11	0.33	1.69
12/31/19		10.24	0.23	2.97	3.20	—	—	13.44	31.25	85,170	35	0.15	0.32	1.87
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17	0.32	1.85

JNL/AB Sustainable Global Thematic Fund
Class A
06/30/23		9.33	0.02	1.07	1.09	—	—	10.42	11.68	15,865	37	1.10	1.10	0.51
12/31/22	(b)	10.00	0.01	(0.68)	(0.67)	—	—	9.33	(6.70)	13,827	28	1.15	1.15	0.11

Class I
06/30/23		9.36	0.04	1.06	1.10	—	—	10.46	11.75	517	37	0.80	0.80	0.87
12/31/22	(b)	10.00	0.01	(0.65)	(0.64)	—	—	9.36	(6.40)	226	28	0.85	0.85	0.10

(a)	The Fund commenced operations on November 15, 2022.
(b)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/23		13.34	0.08		0.59	0.67	—	—	14.01	5.02	391,636	12	0.85	0.85	1.26
12/31/22		14.59	0.14		(1.39)	(1.25)	—	—	13.34	(8.57)	383,202	25	0.85	0.85	1.06
12/31/21		11.96	0.08		2.55	2.63	—	—	14.59	21.99	411,317	24	0.86	0.86	0.61
12/31/20		10.70	0.11		1.15	1.26	—	—	11.96	11.78	57,133	55	0.86	0.86	0.99
12/31/19	(a)	10.00	0.07		0.63	0.70	—	—	10.70	7.00	37,276	82	0.86	0.86	1.33

Class I
06/30/23		13.48	0.11		0.59	0.70	—	—	14.18	5.19	7,639	12	0.55	0.55	1.55
12/31/22		14.70	0.19		(1.41)	(1.22)	—	—	13.48	(8.30)	6,326	25	0.55	0.55	1.38
12/31/21		12.01	0.13		2.56	2.69	—	—	14.70	22.40	5,580	24	0.56	0.56	0.94
12/31/20		10.71	0.14		1.16	1.30	—	—	12.01	12.14	1,672	55	0.56	0.56	1.27
12/31/19	(a)	10.00	0.08		0.63	0.71	—	—	10.71	7.10	570	82	0.56	0.56	1.52

JNL/Baillie Gifford International Growth Fund(b)
Class A
06/30/23		10.33	0.02		1.37	1.39	—	—	11.72	13.46	766,285	9	0.98	0.98	0.34
12/31/22		17.08	(0.02)		(6.32)	(6.34)	(0.05)	(0.36)	10.33	(37.23)	680,117	12	0.98	0.98	(0.14)
12/31/21		18.36	(0.05)		(1.23)	(1.28)	—	—	17.08	(6.97)	1,182,005	49	0.85	1.01	(0.25)
12/31/20		11.72	0.07		6.57	6.64	—	—	18.36	56.66	1,266,830	22	0.59	1.08	0.50
12/31/19		8.98	0.08		2.66	2.74	—	—	11.72	30.51	644,058	14	0.58	1.09	0.77
12/31/18		10.34	(0.00)	(c)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16	0.58	1.13	(0.05)

Class I
06/30/23		10.43	0.04		1.38	1.42	—	—	11.85	13.61	21,321	9	0.68	0.68	0.65
12/31/22		17.29	0.02		(6.41)	(6.39)	(0.11)	(0.36)	10.43	(37.06)	18,924	12	0.68	0.68	0.15
12/31/21		18.53	0.00		(1.24)	(1.24)	—	—	17.29	(6.69)	31,149	49	0.56	0.71	0.02
12/31/20		11.79	0.10		6.64	6.74	—	—	18.53	57.17	30,461	22	0.29	0.78	0.71
12/31/19		9.01	0.10		2.68	2.78	—	—	11.79	30.85	11,488	14	0.28	0.79	0.96
12/31/18		10.34	(0.00)	(c)	(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16	0.28	0.83	(0.01)

JNL/Baillie Gifford U.S. Equity Growth Fund
Class A
06/30/23		3.93	(0.02)		1.35	1.33	—	—	5.26	33.84	7,828	11	0.95	0.95	(0.80)
12/31/22		8.88	(0.03)		(4.92)	(4.95)	—	—	3.93	(55.74)	1,860	18	0.95	0.95	(0.71)
12/31/21	(d)	10.00	(0.05)		(1.07)	(1.12)	—	—	8.88	(11.20)	3,040	15	0.95	0.95	(0.75)

Class I
06/30/23		3.95	(0.01)		1.36	1.35	—	—	5.30	34.18	78,418	11	0.65	0.65	(0.46)
12/31/22		8.90	(0.02)		(4.93)	(4.95)	—	—	3.95	(55.62)	63,931	18	0.65	0.65	(0.41)
12/31/21	(d)	10.00	(0.03)		(1.07)	(1.10)	—	—	8.90	(11.00)	137,944	15	0.65	0.65	(0.44)

(a)	The Fund commenced operations on June 24, 2019.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/Baillie Gifford International Growth Fund - Class A: December 31, 2021: 0.97%, 1.13%, (0.37%); December 31, 2020: 0.97%, 1.46%, 0.12%; December 31, 2019: 0.96%, 1.47%, 0.39%; December 31, 2018: 0.95%, 1.50%, (0.42%). JNL/Baillie Gifford International Growth Fund - Class I: December 31, 2021: 0.67%, 0.83%, (0.10%); December 31, 2020: 0.67%, 1.16%, 0.33%; December 31, 2019: 0.66%, 1.17%, 0.58%; December 31, 2018: 0.65%, 1.20%, (0.38%).

(c)	Amount represents less than $0.005.
(d)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/BlackRock Global Allocation Fund
Class A
06/30/23		14.41	0.18	0.94	1.12	—	—	15.53	7.77	2,816,081	135	1.03	(a)	1.03	(a)	2.35
12/31/22		17.05	0.16	(2.80)	(2.64)	—	—	14.41	(15.48)	2,780,861	126	1.03	(a)	1.03	(a)	1.04
12/31/21		15.89	0.12	1.04	1.16	—	—	17.05	7.30	3,684,164	137	1.03	(a)	1.03	(a)	0.69
12/31/20		13.36	0.08	2.45	2.53	—	—	15.89	18.94	3,721,428	169	1.03	(a)	1.04	(a)	0.60
12/31/19		11.35	0.15	1.86	2.01	—	—	13.36	17.71	3,586,552	203	1.06	(a)	1.06	(a)	1.24
12/31/18	(b)	12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(a)	1.07	(a)	1.22

Class I
06/30/23		14.70	0.20	0.97	1.17	—	—	15.87	7.96	95,878	135	0.73	(a)	0.73	(a)	2.62
12/31/22		17.35	0.19	(2.84)	(2.65)	—	—	14.70	(15.27)	107,533	126	0.73	(a)	0.73	(a)	1.27
12/31/21		16.12	0.17	1.06	1.23	—	—	17.35	7.63	349,665	137	0.73	(a)	0.73	(a)	0.99
12/31/20		13.52	0.14	2.46	2.60	—	—	16.12	19.23	374,455	169	0.73	(a)	0.74	(a)	0.90
12/31/19		11.45	0.19	1.88	2.07	—	—	13.52	18.08	15,213	203	0.76	(a)	0.76	(a)	1.53
12/31/18	(b)	12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(a)	0.77	(a)	1.59

JNL/BlackRock Global Natural Resources Fund
Class A
06/30/23		13.06	0.19	(0.82)	(0.63)	—	—	12.43	(4.82)	1,005,952	17	0.97		0.97		2.89
12/31/22		11.10	0.33	1.63	1.96	—	—	13.06	17.66	1,324,729	90	0.97		0.97		2.71
12/31/21		8.50	0.33	2.27	2.60	—	—	11.10	30.59	852,549	68	0.99		0.99		3.22
12/31/20		8.15	0.19	0.16	0.35	—	—	8.50	4.29	682,096	87	1.01		1.01		2.63
12/31/19		7.10	0.20	0.85	1.05	—	—	8.15	14.79	641,921	71	1.00		1.00		2.56
12/31/18		8.77	0.19	(1.69)	(1.50)	(0.17)	—	7.10	(17.27)	628,346	64	0.99		0.99		2.30

Class I
06/30/23		13.33	0.21	(0.84)	(0.63)	—	—	12.70	(4.73)	255,918	17	0.67		0.67		3.23
12/31/22		11.28	0.37	1.68	2.05	—	—	13.33	18.17	277,084	90	0.67		0.67		2.96
12/31/21		8.62	0.36	2.30	2.66	—	—	11.28	30.86	9,884	68	0.69		0.69		3.50
12/31/20		8.24	0.20	0.18	0.38	—	—	8.62	4.61	3,111	87	0.71		0.71		2.77
12/31/19		7.16	0.21	0.87	1.08	—	—	8.24	15.08	3,750	71	0.70		0.70		2.70
12/31/18		8.85	0.23	(1.73)	(1.50)	(0.19)	—	7.16	(17.11)	1,185	64	0.69		0.69		2.69

JNL/BlackRock Large Cap Select Growth Fund
Class A
06/30/23		46.58	(0.04)	15.87	15.83	—	—	62.41	33.98	3,305,811	13	0.85		0.87		(0.13)
12/31/22		74.98	(0.08)	(28.32)	(28.40)	—	—	46.58	(37.88)	2,484,178	65	0.87		0.87		(0.15)
12/31/21		62.25	(0.28)	13.01	12.73	—	—	74.98	20.45	4,483,180	40	0.86		0.86		(0.41)
12/31/20		44.97	(0.20)	17.48	17.28	—	—	62.25	38.43	4,251,332	40	0.86		0.86		(0.39)
12/31/19		33.99	(0.11)	11.09	10.98	—	—	44.97	32.30	3,079,670	44	0.87		0.87		(0.26)
12/31/18		36.45	(0.02)	0.83	0.81	—	(3.27)	33.99	1.91	2,337,258	50	0.87		0.87		(0.05)

Class I
06/30/23		49.21	0.05	16.77	16.82	—	—	66.03	34.18	837,650	13	0.55		0.57		0.17
12/31/22		78.97	0.09	(29.85)	(29.76)	—	—	49.21	(37.69)	721,712	65	0.57		0.57		0.16
12/31/21		65.37	(0.08)	13.68	13.60	—	—	78.97	20.80	876,320	40	0.56		0.56		(0.11)
12/31/20		47.08	(0.05)	18.34	18.29	—	—	65.37	38.85	925,425	40	0.56		0.56		(0.09)
12/31/19		35.47	0.02	11.59	11.61	—	—	47.08	32.73	841,339	44	0.57		0.57		0.04
12/31/18		37.80	0.11	0.83	0.94	—	(3.27)	35.47	2.19	784,611	50	0.57		0.57		0.25

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/BlackRock Global Allocation Fund were as follows: Class A: June 30, 2023: 1.03%, 1.03% December 31, 2022: 1.03%, 1.03% December 31, 2021: 1.02%, 1.02% December 31, 2020: 1.04%, 1.03% December 31, 2019: 1.06%, 1.06% December 31, 2018: 1.05%, 1.05% Class I: June 30, 2023: 0.73%, 0.73% December 31, 2022: 0.72%, 0.72% December 31, 2021: 0.72%, 0.72% December 31, 2020: 0.74%, 0.73% December 31, 2019: 0.76%, 0.76% December 31, 2018: 0.75%, 0.75%

(b)	Consolidated Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Causeway International Value Select Fund
Class A
06/30/23		15.17	0.28	2.82	3.10	—	—	18.27	20.44	767,408	22	0.97	0.97	3.25
12/31/22		16.54	0.27	(1.44)	(1.17)	(0.20)	—	15.17	(7.05)	508,639	63	0.97	0.97	1.83
12/31/21		15.45	0.22	1.09	1.31	(0.22)	—	16.54	8.50	533,301	50	0.97	0.97	1.32
12/31/20		15.20	0.17	0.72	0.89	(0.64)	—	15.45	5.89	497,396	61	0.97	0.97	1.27
12/31/19		13.92	0.41	2.15	2.56	(0.45)	(0.83)	15.20	18.97	505,381	30	0.97	0.97	2.77
12/31/18		17.17	0.38	(3.37)	(2.99)	(0.26)	—	13.92	(17.51)	456,772	33	0.97	0.97	2.32

Class I
06/30/23		15.63	0.31	2.92	3.23	—	—	18.86	20.67	954,296	22	0.67	0.67	3.50
12/31/22		17.03	0.33	(1.48)	(1.15)	(0.25)	—	15.63	(6.74)	852,923	63	0.67	0.67	2.14
12/31/21		15.90	0.28	1.11	1.39	(0.26)	—	17.03	8.76	899,230	50	0.67	0.67	1.63
12/31/20		15.62	0.22	0.74	0.96	(0.68)	—	15.90	6.23	793,682	61	0.67	0.67	1.64
12/31/19		14.28	0.47	2.20	2.67	(0.50)	(0.83)	15.62	19.30	1,006,459	30	0.67	0.67	3.05
12/31/18		17.63	0.44	(3.46)	(3.02)	(0.33)	—	14.28	(17.26)	1,016,182	33	0.67	0.67	2.65

JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/23		15.22	(0.01)	4.94	4.93	—	—	20.15	32.39	575,808	6	0.94	0.94	(0.16)
12/31/22		22.55	(0.04)	(7.29)	(7.33)	—	—	15.22	(32.51)	376,862	22	0.94	0.94	(0.25)
12/31/21		18.61	(0.07)	4.01	3.94	—	—	22.55	21.17	585,047	17	0.94	0.94	(0.35)
12/31/20		14.26	(0.02)	4.37	4.35	—	—	18.61	30.50	473,024	23	0.94	0.94	(0.11)
12/31/19		10.83	0.02	3.41	3.43	—	—	14.26	31.67	315,902	19	0.95	0.95	0.13
12/31/18		10.84	0.02	(0.03)	(0.01)	—	—	10.83	(0.09)	118,866	15	0.95	0.95	0.20

Class I
06/30/23		15.45	0.01	5.03	5.04	—	—	20.49	32.62	1,003,387	6	0.64	0.64	0.14
12/31/22		22.83	0.01	(7.39)	(7.38)	—	—	15.45	(32.33)	891,265	22	0.64	0.64	0.07
12/31/21		18.78	(0.01)	4.06	4.05	—	—	22.83	21.57	952,252	17	0.64	0.64	(0.05)
12/31/20		14.34	0.03	4.41	4.44	—	—	18.78	30.96	982,103	23	0.64	0.64	0.20
12/31/19		10.87	0.05	3.42	3.47	—	—	14.34	31.92	895,769	19	0.65	0.65	0.41
12/31/18		10.85	0.05	(0.03)	0.02	—	—	10.87	0.18	450,974	15	0.65	0.65	0.45

JNL/DFA International Core Equity Fund
Class A
06/30/23		9.89	0.18	0.73	0.91	—	—	10.80	9.20	258,579	10	0.90	0.90	3.46
12/31/22		12.53	0.26	(1.77)	(1.51)	(0.13)	(1.00)	9.89	(12.05)	203,994	21	0.90	0.90	2.38
12/31/21		11.50	0.19	1.10	1.29	(0.18)	(0.08)	12.53	11.33	120,033	125	0.91	0.91	1.52
12/31/20		10.82	0.14	0.61	0.75	(0.06)	(0.01)	11.50	6.96	35,467	14	0.91	0.92	1.41
12/31/19	(a)	10.00	0.05	0.77	0.82	—	—	10.82	8.20	9,460	5	0.97	0.97	0.96

Class I
06/30/23		9.94	0.20	0.73	0.93	—	—	10.87	9.36	16,011	10	0.55	0.60	3.77
12/31/22		12.56	0.29	(1.75)	(1.46)	(0.16)	(1.00)	9.94	(11.66)	13,953	21	0.55	0.60	2.71
12/31/21		11.56	0.29	1.04	1.33	(0.25)	(0.08)	12.56	11.63	6,821	125	0.56	0.61	2.37
12/31/20		10.84	0.18	0.62	0.80	(0.07)	(0.01)	11.56	7.35	75,586	14	0.56	0.62	1.83
12/31/19	(a)	10.00	0.07	0.77	0.84	—	—	10.84	8.40	63,773	5	0.65	0.67	1.38

(a)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DFA U.S. Core Equity Fund
Class A
06/30/23	19.80	0.10	2.50	2.60	—	—	22.40	13.13	1,235,406	3	0.80	0.80	0.96
12/31/22	23.46	0.19	(3.85)	(3.66)	—	—	19.80	(15.60)	1,147,448	10	0.80	0.80	0.90
12/31/21	18.49	0.14	4.83	4.97	—	—	23.46	26.88	1,454,789	9	0.80	0.80	0.64
12/31/20	15.96	0.15	2.38	2.53	—	—	18.49	15.85	1,219,723	6	0.80	0.80	1.01
12/31/19	12.32	0.15	3.49	3.64	—	—	15.96	29.55	1,239,672	9	0.80	0.80	1.06
12/31/18	13.72	0.15	(1.19)	(1.04)	(0.13)	(0.23)	12.32	(7.75)	968,172	6	0.80	0.80	1.07

Class I
06/30/23	21.31	0.15	2.68	2.83	—	—	24.14	13.28	101,868	3	0.45	0.50	1.31
12/31/22	25.16	0.28	(4.13)	(3.85)	—	—	21.31	(15.30)	96,892	10	0.45	0.50	1.26
12/31/21	19.76	0.23	5.17	5.40	—	—	25.16	27.33	111,159	9	0.45	0.50	0.99
12/31/20	16.99	0.22	2.55	2.77	—	—	19.76	16.30	67,956	6	0.45	0.50	1.36
12/31/19	13.07	0.22	3.70	3.92	—	—	16.99	29.99	65,497	9	0.45	0.50	1.41
12/31/18	14.52	0.21	(1.26)	(1.05)	(0.17)	(0.23)	13.07	(7.46)	56,150	6	0.45	0.50	1.42

JNL/DFA U.S. Small Cap Fund
Class A
06/30/23	10.29	0.03	0.71	0.74	—	—	11.03	7.19	488,074	15	0.99	0.99	0.50
12/31/22	11.93	0.05	(1.69)	(1.64)	—	—	10.29	(13.75)	471,784	28	0.99	0.99	0.48
12/31/21	9.36	0.02	2.55	2.57	—	—	11.93	27.46	543,705	35	1.01	1.01	0.18
12/31/20	8.27	0.04	1.05	1.09	—	—	9.36	13.18	206,800	23	1.02	1.02	0.53
12/31/19	7.42	0.03	1.52	1.55	(0.04)	(0.66)	8.27	21.36	152,344	26	1.04	1.04	0.42
12/31/18	10.33	0.03	(1.26)	(1.23)	(0.04)	(1.64)	7.42	(13.68)	78,485	38	1.06	1.06	0.34

Class I
06/30/23	10.40	0.05	0.72	0.77	—	—	11.17	7.40	20,538	15	0.64	0.69	0.86
12/31/22	12.02	0.09	(1.71)	(1.62)	—	—	10.40	(13.48)	18,004	28	0.64	0.69	0.84
12/31/21	9.39	0.06	2.57	2.63	—	—	12.02	28.01	19,329	35	0.66	0.71	0.54
12/31/20	8.27	0.07	1.05	1.12	—	—	9.39	13.54	7,965	23	0.67	0.72	0.89
12/31/19	7.43	0.06	1.52	1.58	(0.08)	(0.66)	8.27	21.80	4,948	26	0.69	0.74	0.71
12/31/18	10.34	0.06	(1.26)	(1.20)	(0.07)	(1.64)	7.43	(13.37)	15,637	38	0.71	0.76	0.62

JNL/DoubleLine Core Fixed Income Fund
Class A
06/30/23	11.95	0.24	0.08	0.32	—	—	12.27	2.68	1,857,345	65	0.77	0.77	3.93
12/31/22	13.78	0.38	(2.21)	(1.83)	—	—	11.95	(13.28)	1,868,458	140	0.77	0.77	3.02
12/31/21	13.84	0.30	(0.36)	(0.06)	—	—	13.78	(0.43)	2,483,947	167	0.77	0.77	2.15
12/31/20	13.17	0.33	0.34	0.67	—	—	13.84	5.09	2,668,312	117	0.77	0.77	2.48
12/31/19	12.55	0.41	0.57	0.98	(0.36)	—	13.17	7.81	2,799,726	53	0.77	0.77	3.11
12/31/18	12.93	0.38	(0.44)	(0.06)	(0.13)	(0.19)	12.55	(0.45)	2,790,974	76	0.77	0.77	3.01

Class I
06/30/23	13.03	0.28	0.09	0.37	—	—	13.40	2.84	937,922	65	0.47	0.47	4.23
12/31/22	14.98	0.46	(2.41)	(1.95)	—	—	13.03	(13.02)	866,413	140	0.47	0.47	3.32
12/31/21	15.00	0.37	(0.39)	(0.02)	—	—	14.98	(0.13)	1,081,224	167	0.47	0.47	2.45
12/31/20	14.24	0.40	0.36	0.76	—	—	15.00	5.34	1,201,622	117	0.47	0.47	2.76
12/31/19	13.53	0.48	0.63	1.11	(0.40)	—	14.24	8.23	1,027,124	53	0.47	0.47	3.38
12/31/18	13.91	0.46	(0.48)	(0.02)	(0.17)	(0.19)	13.53	(0.17)	630,621	76	0.47	0.47	3.36

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A
06/30/23	10.44	0.26	0.08	0.34	—	—	10.78	3.26	126,054	24	1.07	1.07	4.90
12/31/22	12.29	0.43	(2.28)	(1.85)	—	—	10.44	(15.05)	126,011	29	1.07	1.07	3.93
12/31/21	12.20	0.37	(0.28)	0.09	—	—	12.29	0.74	163,020	50	1.07	1.07	2.98
12/31/20	11.84	0.40	(0.04)	0.36	—	—	12.20	3.04	156,897	48	1.08	1.08	3.46
12/31/19	10.63	0.52	0.69	1.21	—	—	11.84	11.38	47,569	34	1.09	1.09	4.51
12/31/18	11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54	1.10	1.10	3.04

Class I
06/30/23	10.38	0.27	0.09	0.36	—	—	10.74	3.47	446,680	24	0.77	0.77	5.20
12/31/22	12.18	0.45	(2.25)	(1.80)	—	—	10.38	(14.78)	445,603	29	0.77	0.77	4.19
12/31/21	12.06	0.40	(0.28)	0.12	—	—	12.18	0.99	735,249	50	0.77	0.77	3.29
12/31/20	11.67	0.44	(0.05)	0.39	—	—	12.06	3.34	595,220	48	0.78	0.78	3.93
12/31/19	10.45	0.54	0.68	1.22	—	—	11.67	11.67	597,896	34	0.79	0.79	4.85
12/31/18	11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54	0.80	0.80	3.34

JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A
06/30/23	18.09	0.37	2.53	2.90	—	—	20.99	16.03	1,671,296	44	1.01	1.01	3.83
12/31/22	23.71	0.43	(6.05)	(5.62)	—	—	18.09	(23.70)	1,487,301	79	1.00	1.00	2.11
12/31/21	19.12	0.17	4.42	4.59	—	—	23.71	24.01	2,216,351	113	1.00	1.00	0.77
12/31/20	16.60	0.23	2.29	2.52	—	—	19.12	15.18	1,594,961	71	1.01	1.01	1.43
12/31/19	12.42	0.36	3.82	4.18	—	—	16.60	33.66	1,499,136	52	1.02	1.03	2.42
12/31/18	14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56	1.04	1.04	2.39

Class I
06/30/23	18.34	0.41	2.57	2.98	—	—	21.32	16.25	284,820	44	0.71	0.71	4.13
12/31/22	23.97	0.47	(6.10)	(5.63)	—	—	18.34	(23.49)	256,288	79	0.70	0.70	2.28
12/31/21	19.27	0.24	4.46	4.70	—	—	23.97	24.39	628,818	113	0.70	0.70	1.08
12/31/20	16.68	0.27	2.32	2.59	—	—	19.27	15.53	600,061	71	0.71	0.71	1.73
12/31/19	12.44	0.41	3.83	4.24	—	—	16.68	34.08	593,948	52	0.72	0.73	2.76
12/31/18	14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56	0.74	0.74	2.64

JNL/DoubleLine Total Return Fund
Class A
06/30/23	10.02	0.19	0.07	0.26	—	—	10.28	2.59	745,228	26	0.83	0.83	3.67
12/31/22	11.52	0.34	(1.84)	(1.50)	—	—	10.02	(13.02)	750,065	59	0.82	0.82	3.16
12/31/21	11.57	0.29	(0.34)	(0.05)	—	—	11.52	(0.43)	981,663	103	0.82	0.82	2.50
12/31/20	11.27	0.31	(0.01)	0.30	—	—	11.57	2.66	1,052,998	50	0.82	0.82	2.74
12/31/19	10.67	0.37	0.23	0.60	—	—	11.27	5.62	1,111,722	25	0.82	0.82	3.37
12/31/18	10.85	0.37	(0.19)	0.18	(0.36)	—	10.67	1.71	952,987	26	0.83	0.83	3.48

Class I
06/30/23	10.13	0.20	0.08	0.28	—	—	10.41	2.76	1,311,197	26	0.53	0.53	3.97
12/31/22	11.61	0.37	(1.85)	(1.48)	—	—	10.13	(12.75)	1,288,954	59	0.52	0.52	3.48
12/31/21	11.63	0.33	(0.35)	(0.02)	—	—	11.61	(0.17)	1,571,543	103	0.52	0.52	2.80
12/31/20	11.29	0.35	(0.01)	0.34	—	—	11.63	3.01	1,795,030	50	0.52	0.52	3.02
12/31/19	10.66	0.41	0.22	0.63	—	—	11.29	5.91	1,564,576	25	0.52	0.52	3.67
12/31/18	10.85	0.41	(0.19)	0.22	(0.41)	—	10.66	2.11	1,298,704	26	0.53	0.53	3.77

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A
06/30/23	11.19	0.22	0.10	0.32	—	—	11.51	2.86	772,338	33	(a)	0.78	0.78	3.91
12/31/22	12.93	0.32	(2.06)	(1.74)	—	—	11.19	(13.46)	760,550	44	(a)	0.79	0.79	2.73
12/31/21	13.02	0.24	(0.33)	(0.09)	—	—	12.93	(0.69)	1,016,621	85	(a)	0.78	0.78	1.84
12/31/20	12.01	0.25	0.76	1.01	—	—	13.02	8.41	1,054,838	129	(a)	0.79	0.79	1.98
12/31/19	11.19	0.30	0.73	1.03	(0.21)	—	12.01	9.23	891,521	364	(a)	0.81	0.81	2.54
12/31/18	11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(a)	0.84	0.84	2.40

Class I
06/30/23	11.50	0.25	0.09	0.34	—	—	11.84	2.96	741,940	33	(a)	0.48	0.48	4.21
12/31/22	13.25	0.38	(2.13)	(1.75)	—	—	11.50	(13.21)	528,377	44	(a)	0.49	0.49	3.19
12/31/21	13.30	0.28	(0.33)	(0.05)	—	—	13.25	(0.38)	269,043	85	(a)	0.48	0.48	2.13
12/31/20	12.24	0.28	0.78	1.06	—	—	13.30	8.66	322,922	129	(a)	0.49	0.49	2.20
12/31/19	11.40	0.34	0.75	1.09	(0.25)	—	12.24	9.56	118,021	364	(a)	0.51	0.51	2.84
12/31/18	11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(a)	0.54	0.54	2.67

JNL/First Sentier Global Infrastructure Fund
Class A
06/30/23	16.74	0.24	(0.01)	0.23	—	—	16.97	1.37	606,180	22		1.15	1.15	2.86
12/31/22	17.44	0.31	(1.01)	(0.70)	—	—	16.74	(4.01)	637,347	53		1.15	1.15	1.85
12/31/21	15.44	0.25	1.75	2.00	—	—	17.44	12.95	711,195	48		1.15	1.15	1.52
12/31/20	16.03	0.19	(0.78)	(0.59)	—	—	15.44	(3.68)	636,060	78		1.15	1.15	1.32
12/31/19	12.63	0.32	3.08	3.40	—	—	16.03	26.92	782,786	49		1.15	1.15	2.16
12/31/18	13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15	1.15	2.71

Class I
06/30/23	17.03	0.27	(0.01)	0.26	—	—	17.29	1.53	274,513	22		0.85	0.85	3.18
12/31/22	17.69	0.38	(1.04)	(0.66)	—	—	17.03	(3.73)	279,433	53		0.85	0.85	2.17
12/31/21	15.61	0.30	1.78	2.08	—	—	17.69	13.32	318,613	48		0.85	0.85	1.81
12/31/20	16.16	0.23	(0.78)	(0.55)	—	—	15.61	(3.40)	333,729	78		0.85	0.85	1.61
12/31/19	12.70	0.38	3.08	3.46	—	—	16.16	27.24	232,318	49		0.85	0.85	2.54
12/31/18	14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85	0.85	3.04

JNL/Franklin Templeton Income Fund
Class A
06/30/23	14.05	0.36	0.10	0.46	—	—	14.51	3.27	1,560,808	21		0.93	0.93	5.07
12/31/22	14.70	0.64	(1.29)	(0.65)	—	—	14.05	(4.42)	1,596,450	69		0.93	0.93	4.52
12/31/21	12.81	0.51	1.38	1.89	—	—	14.70	14.75	1,706,537	37		0.93	0.93	3.65
12/31/20	12.70	0.45	(0.34)	0.11	—	—	12.81	0.87	1,648,143	49		0.93	0.93	3.84
12/31/19	10.95	0.48	1.27	1.75	—	—	12.70	15.98	1,877,152	29		0.93	0.93	4.00
12/31/18	11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50		0.92	0.92	4.20

Class I
06/30/23	13.58	0.37	0.10	0.47	—	—	14.05	3.46	7,719	21		0.63	0.63	5.37
12/31/22	14.18	0.66	(1.26)	(0.60)	—	—	13.58	(4.23)	8,844	69		0.63	0.63	4.86
12/31/21	12.31	0.53	1.34	1.87	—	—	14.18	15.19	7,541	37		0.63	0.63	3.96
12/31/20	12.17	0.47	(0.33)	0.14	—	—	12.31	1.15	5,401	49		0.63	0.63	4.13
12/31/19	10.46	0.58	1.13	1.71	—	—	12.17	16.35	3,929	29		0.63	0.63	5.12
12/31/18	11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50		0.62	0.62	4.50

(a)

Portfolio turnover including dollar roll transactions for JNL/Fidelity Institutional Asset Management Total Bond Fund was 350%, 433%, 508%, 211%, 210% and 109% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Goldman Sachs 4 Fund(a)
Class A
06/30/23	30.17	0.31	1.65	1.96	—	—	32.13	6.50	5,070,729	19	0.70	0.70	2.06
12/31/22	33.87	0.55	(4.25)	(3.70)	—	—	30.17	(10.92)	5,104,922	52	0.69	0.69	1.79
12/31/21	25.00	0.26	8.61	8.87	—	—	33.87	35.48	6,547,195	88	0.59	0.59	0.87
12/31/20	23.92	(0.08)	1.16	1.08	—	—	25.00	4.52	5,495,372	0	0.35	0.35	(0.35)
12/31/19	19.13	0.48	4.31	4.79	—	—	23.92	25.04	6,455,609	11	0.35	0.35	2.20
12/31/18	20.41	0.37	(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7	0.35	0.35	1.76

Class I
06/30/23	30.64	0.37	1.68	2.05	—	—	32.69	6.69	31,719	19	0.40	0.40	2.36
12/31/22	34.31	0.65	(4.32)	(3.67)	—	—	30.64	(10.70)	29,127	52	0.39	0.39	2.10
12/31/21	25.25	0.39	8.67	9.06	—	—	34.31	35.88	33,113	88	0.31	0.31	1.29
12/31/20	24.08	(0.01)	1.18	1.17	—	—	25.25	4.86	17,026	0	0.05	0.05	(0.05)
12/31/19	19.20	0.69	4.19	4.88	—	—	24.08	25.42	12,073	11	0.05	0.05	3.12
12/31/18	20.42	0.71	(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7	0.05	0.05	3.37

JNL/GQG Emerging Markets Equity Fund
Class A
06/30/23	10.95	0.26	1.29	1.55	—	—	12.50	14.16	313,966	40	1.36	1.36	4.56
12/31/22	14.02	0.63	(3.70)	(3.07)	—	—	10.95	(21.90)	261,237	118	1.36	1.36	5.25
12/31/21	14.35	0.26	(0.59)	(0.33)	—	—	14.02	(2.30)	314,404	115	1.36	1.36	1.79
12/31/20	10.78	(0.05)	3.62	3.57	—	—	14.35	33.12	225,079	102	1.36	1.36	(0.47)
12/31/19	8.94	0.11	1.77	1.88	(0.04)	—	10.78	21.09	81,360	85	1.36	1.36	1.07
12/31/18	10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36	1.36	0.34

Class I
06/30/23	11.12	0.28	1.32	1.60	—	—	12.72	14.39	413,596	40	1.06	1.06	4.75
12/31/22	14.20	0.65	(3.73)	(3.08)	—	—	11.12	(21.69)	386,322	118	1.06	1.06	5.37
12/31/21	14.49	0.30	(0.59)	(0.29)	—	—	14.20	(2.00)	625,838	115	1.06	1.06	2.06
12/31/20	10.85	0.01	3.63	3.64	—	—	14.49	33.55	590,125	102	1.06	1.06	0.09
12/31/19	8.98	0.14	1.78	1.92	(0.05)	—	10.85	21.38	567,543	85	1.06	1.06	1.42
12/31/18	10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06	1.06	0.67

JNL/Harris Oakmark Global Equity Fund
Class A
06/30/23	11.41	0.15	1.56	1.71	—	—	13.12	14.99	476,525	16	1.14	1.14	2.46
12/31/22	13.87	0.10	(2.32)	(2.22)	(0.05)	(0.19)	11.41	(15.99)	410,703	40	1.14	1.14	0.85
12/31/21	11.88	0.05	2.07	2.12	(0.13)	—	13.87	17.85	560,393	30	1.14	1.14	0.36
12/31/20	11.00	0.02	1.21	1.23	(0.35)	—	11.88	11.25	420,279	34	1.14	1.14	0.20
12/31/19	9.23	0.15	2.36	2.51	(0.17)	(0.57)	11.00	27.64	453,053	30	1.16	1.16	1.45
12/31/18	12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17	1.17	1.13

Class I
06/30/23	11.42	0.17	1.57	1.74	—	—	13.16	15.24	321,601	16	0.84	0.84	2.71
12/31/22	13.90	0.14	(2.33)	(2.19)	(0.10)	(0.19)	11.42	(15.79)	310,178	40	0.84	0.84	1.11
12/31/21	11.90	0.09	2.06	2.15	(0.15)	—	13.90	18.14	389,791	30	0.84	0.84	0.68
12/31/20	11.01	0.05	1.23	1.28	(0.39)	—	11.90	11.68	351,584	34	0.84	0.84	0.50
12/31/19	9.25	0.18	2.36	2.54	(0.21)	(0.57)	11.01	27.93	409,144	30	0.86	0.86	1.75
12/31/18	12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87	0.87	1.44

(a)	On April 26, 2021, JNL/Goldman Sachs 4 Fund became a Sub-Advised Fund. Prior to April 26, 2021, the fund held affiliated funds selected by the Adviser and was considered a “Fund of Funds.”

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/23		8.90	0.14	0.17	0.31	—	—	9.21	3.48	105,731	79	1.11	1.11	3.12
12/31/22		14.28	0.18	(3.81)	(3.63)	(0.13)	(1.62)	8.90	(25.74)	107,426	157	1.10	1.10	1.46
12/31/21		9.99	0.12	4.28	4.40	(0.11)	—	14.28	44.13	187,237	136	1.11	1.11	0.98
12/31/20		11.66	0.14	(0.64)	(0.50)	(0.19)	(0.98)	9.99	(4.14)	32,876	256	1.10	1.10	1.35
12/31/19		9.39	0.20	2.17	2.37	(0.10)	—	11.66	25.26	32,373	172	1.10	1.10	1.80
12/31/18	(a)	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10	1.10	2.73

Class I
06/30/23		9.00	0.16	0.16	0.32	—	—	9.32	3.56	98,018	79	0.81	0.81	3.40
12/31/22		14.41	0.22	(3.86)	(3.64)	(0.15)	(1.62)	9.00	(25.55)	118,882	157	0.80	0.80	1.79
12/31/21		10.05	0.15	4.33	4.48	(0.12)	—	14.41	44.65	187,501	136	0.81	0.81	1.21
12/31/20		11.71	0.17	(0.64)	(0.47)	(0.21)	(0.98)	10.05	(3.89)	166,365	256	0.80	0.80	1.66
12/31/19		9.40	0.22	2.19	2.41	(0.10)	—	11.71	25.67	165,458	172	0.80	0.80	1.99
12/31/18	(a)	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80	0.80	2.73

JNL/Invesco Diversified Dividend Fund
Class A
06/30/23		13.47	0.12	0.30	0.42	—	—	13.89	3.12	389,953	18	0.98	0.98	1.72
12/31/22		13.74	0.22	(0.49)	(0.27)	—	—	13.47	(1.97)	421,229	43	0.98	0.98	1.62
12/31/21		11.58	0.20	1.96	2.16	—	—	13.74	18.65	176,180	44	0.98	0.98	1.58
12/31/20		11.51	0.22	(0.15)	0.07	—	—	11.58	0.61	117,951	9	0.98	0.98	2.10
12/31/19		9.54	0.22	2.04	2.26	(0.23)	(0.06)	11.51	23.84	106,008	5	0.98	0.98	2.04
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98	0.98	2.08

Class I
06/30/23		13.68	0.14	0.31	0.45	—	—	14.13	3.29	649,712	18	0.68	0.68	2.03
12/31/22		13.92	0.26	(0.50)	(0.24)	—	—	13.68	(1.72)	635,461	43	0.68	0.68	1.87
12/31/21		11.69	0.25	1.98	2.23	—	—	13.92	19.08	869,610	44	0.68	0.68	1.92
12/31/20		11.59	0.25	(0.15)	0.10	—	—	11.69	0.86	1,017,726	9	0.68	0.68	2.40
12/31/19		9.58	0.25	2.06	2.31	(0.24)	(0.06)	11.59	24.28	865,164	5	0.68	0.68	2.33
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68	0.68	2.36

JNL/Invesco Global Growth Fund
Class A
06/30/23		18.82	0.03	4.35	4.38	—	—	23.20	23.27	1,369,981	4	0.95	0.95	0.24
12/31/22		27.77	(0.01)	(8.94)	(8.95)	—	—	18.82	(32.23)	1,180,323	14	0.95	0.95	(0.06)
12/31/21		24.07	(0.12)	3.82	3.70	—	—	27.77	15.37	1,938,245	7	0.96	0.96	(0.46)
12/31/20		18.78	(0.04)	5.33	5.29	—	—	24.07	28.17	1,905,584	10	0.95	0.95	(0.21)
12/31/19		15.61	0.09	4.68	4.77	(0.12)	(1.48)	18.78	31.28	1,852,577	9	0.95	0.95	0.52
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19	0.95	0.95	0.74

Class I
06/30/23		19.36	0.06	4.48	4.54	—	—	23.90	23.45	258,679	4	0.65	0.65	0.54
12/31/22		28.48	0.07	(9.19)	(9.12)	—	—	19.36	(32.02)	237,661	14	0.65	0.65	0.31
12/31/21		24.61	(0.04)	3.91	3.87	—	—	28.48	15.73	772,262	7	0.66	0.66	(0.16)
12/31/20		19.15	0.02	5.44	5.46	—	—	24.61	28.51	769,286	10	0.65	0.65	0.10
12/31/19		15.89	0.15	4.77	4.92	(0.18)	(1.48)	19.15	31.73	742,104	9	0.65	0.65	0.81
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19	0.65	0.65	1.04

(a)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Invesco Small Cap Growth Fund
Class A
06/30/23		29.12	(0.05)	2.89	2.84	—	—	31.96	9.75	1,690,879	34	1.05		1.06		(0.34)
12/31/22		45.01	(0.15)	(15.74)	(15.89)	—	—	29.12	(35.30)	1,563,204	50	1.05		1.06		(0.47)
12/31/21		41.96	(0.33)	3.38	3.05	—	—	45.01	7.27	2,518,255	39	1.05		1.05		(0.73)
12/31/20		26.81	(0.22)	15.37	15.15	—	—	41.96	56.51	2,536,309	51	1.06		1.06		(0.74)
12/31/19		21.55	(0.03)	5.29	5.26	—	—	26.81	24.41	1,806,339	31	1.06		1.06		(0.14)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)

Class I
06/30/23		30.69	(0.01)	3.05	3.04	—	—	33.73	9.91	19,171	34	0.75		0.76		(0.04)
12/31/22		47.30	(0.06)	(16.55)	(16.61)	—	—	30.69	(35.12)	16,466	50	0.75		0.76		(0.18)
12/31/21		43.97	(0.19)	3.52	3.33	—	—	47.30	7.57	26,500	39	0.75		0.75		(0.41)
12/31/20		28.01	(0.15)	16.11	15.96	—	—	43.97	56.98	21,332	51	0.76		0.76		(0.49)
12/31/19		22.44	0.03	5.54	5.57	—	—	28.01	24.82	57,082	31	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)

JNL/JPMorgan Global Allocation Fund
Class A
06/30/23		12.20	0.14	0.69	0.83	—	—	13.03	6.80	1,015,677	67	1.05	(a)	1.05	(a)	2.16
12/31/22		15.07	0.14	(3.01)	(2.87)	—	—	12.20	(19.04)	1,014,331	110	1.06	(a)	1.06	(a)	1.09
12/31/21		13.84	0.12	1.11	1.23	—	—	15.07	8.89	1,410,178	106	1.06	(a)	1.06	(a)	0.86
12/31/20		12.39	0.11	1.34	1.45	—	—	13.84	11.70	1,467,097	138	1.06	(a)	1.06	(a)	0.90
12/31/19	(b)	10.52	0.16	1.71	1.87	—	—	12.39	17.78	38,453	188	1.02	(a)	1.10	(a)	1.34
12/31/18	(b)	11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09

Class I
06/30/23		12.37	0.16	0.70	0.86	—	—	13.23	6.95	3,307	67	0.75	(a)	0.75	(a)	2.47
12/31/22		15.24	0.18	(3.05)	(2.87)	—	—	12.37	(18.83)	3,212	110	0.76	(a)	0.76	(a)	1.41
12/31/21		13.95	0.17	1.12	1.29	—	—	15.24	9.25	3,868	106	0.76	(a)	0.76	(a)	1.12
12/31/20		12.45	0.14	1.36	1.50	—	—	13.95	12.05	2,305	138	0.64	(a)	0.77	(a)	1.17
12/31/19	(b)	10.55	0.21	1.69	1.90	—	—	12.45	18.01	13,144	188	0.63	(a)	0.78	(a)	1.78
12/31/18	(b)	11.65	0.18	(1.15)	(0.97)	(0.13)	—	10.55	(8.34)	—	43	0.71		0.71		1.56

JNL/JPMorgan Hedged Equity Fund
Class A
06/30/23		12.29	0.04	1.57	1.61	—	—	13.90	13.10	713,030	15	0.97	(c)	0.97	(c)	0.66
12/31/22		13.47	0.07	(1.21)	(1.14)	(0.04)	—	12.29	(8.44)	619,218	32	0.96	(c)	0.96	(c)	0.59
12/31/21		12.00	0.05	1.50	1.55	(0.08)	—	13.47	12.94	534,969	42	0.97	(c)	0.97	(c)	0.40
12/31/20		10.59	0.09	1.37	1.46	(0.05)	—	12.00	13.80	340,365	76	0.97	(c)	0.97	(c)	0.77
12/31/19		9.51	0.09	1.16	1.25	—	(0.17)	10.59	13.16	83,517	45	0.96	(c)	0.96	(c)	0.90
12/31/18	(d)	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)	19,436	12	0.99	(c)	0.99	(c)	1.02

Class I
06/30/23		12.40	0.06	1.57	1.63	—	—	14.03	13.15	120,152	15	0.67	(c)	0.67	(c)	0.96
12/31/22		13.57	0.11	(1.21)	(1.10)	(0.07)	—	12.40	(8.12)	115,941	32	0.66	(c)	0.66	(c)	0.85
12/31/21		12.07	0.09	1.51	1.60	(0.10)	—	13.57	13.26	151,324	42	0.67	(c)	0.67	(c)	0.69
12/31/20		10.63	0.12	1.38	1.50	(0.06)	—	12.07	14.08	144,751	76	0.67	(c)	0.67	(c)	1.06
12/31/19		9.51	0.12	1.17	1.29	—	(0.17)	10.63	13.59	201,878	45	0.66	(c)	0.66	(c)	1.16
12/31/18	(d)	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)	83,681	12	0.69	(c)	0.69	(c)	1.48

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Global Allocation Fund were as follows: Class A: December 31, 2022: 1.05%, 1.05% December 31, 2021: 1.04%, 1.04% December 31, 2020: 1.05%, 1.05% December 31, 2019: 1.08%, 1.00% Class I: December 31, 2022: 0.75%, 0.75% December 31, 2021: 0.74%, 0.74% December 31, 2020: 0.74%, 0.74% December 31, 2019: 0.77%, 0.62%. Effective June 24, 2019, JNL/JPMorgan Global Allocation Fund voluntarily began waiving a portion of advisory fees. Effective October 14, 2019, the voluntary waiver became contractual.

(b)	Consolidated Financial Statements.
(c)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/JPMorgan Hedged Equity Fund were as follows: Class A: June 30, 2023: 0.96%, 0.96% December 31, 2022: 0.95%, 0.95% December 31, 2021: 0.96%, 0.96% December 31, 2020: 0.96%, 0.96% December 31, 2019: 0.95%, 0.95% December 31, 2018: 0.95%, 0.95% Class I: June 30, 2023: 0.66%, 0.66% December 31, 2022: 0.65%, 0.65% December 31, 2021: 0.66%, 0.66% December 31, 2020: 0.66%, 0.66% December 31, 2019: 0.65%, 0.65% December 31, 2018: 0.65%, 0.65%

(d)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations				Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/JPMorgan MidCap Growth Fund
Class A
06/30/23	49.55	(0.08)		7.56	7.48	—	—	57.03	15.10	2,757,546	29	0.90	0.90	(0.31)
12/31/22	67.95	(0.21)		(18.19)	(18.40)	—	—	49.55	(27.08)	2,372,487	38	0.89	0.89	(0.39)
12/31/21	61.20	(0.33)		7.08	6.75	—	—	67.95	11.03	3,526,344	44	0.88	0.88	(0.50)
12/31/20	41.36	(0.20)		20.04	19.84	—	—	61.20	47.97	3,393,687	60	0.90	0.90	(0.42)
12/31/19	29.56	(0.09)		11.89	11.80	—	—	41.36	39.92	2,118,202	48	0.91	0.91	(0.24)
12/31/18	34.51	(0.09)		(1.44)	(1.53)	—	(3.42)	29.56	(5.00)	1,426,313	56	0.91	0.91	(0.26)

Class I
06/30/23	51.64	(0.00)	(a)	7.89	7.89	—	—	59.53	15.28	323,196	29	0.60	0.60	(0.01)
12/31/22	70.61	(0.05)		(18.92)	(18.97)	—	—	51.64	(26.87)	292,605	38	0.59	0.59	(0.09)
12/31/21	63.41	(0.14)		7.34	7.20	—	—	70.61	11.35	456,403	44	0.58	0.58	(0.21)
12/31/20	42.72	(0.05)		20.74	20.69	—	—	63.41	48.43	354,786	60	0.60	0.60	(0.11)
12/31/19	30.44	0.03		12.25	12.28	—	—	42.72	40.34	291,438	48	0.61	0.61	0.07
12/31/18	35.33	0.01		(1.48)	(1.47)	—	(3.42)	30.44	(4.71)	392,977	56	0.61	0.61	0.04

JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A
06/30/23	12.50	0.15		0.05	0.20	—	—	12.70	1.60	964,935	7	0.68	0.68	2.42
12/31/22	14.15	0.21		(1.86)	(1.65)	—	—	12.50	(11.66)	931,244	19	0.69	0.69	1.62
12/31/21	14.46	0.17		(0.48)	(0.31)	—	—	14.15	(2.14)	1,250,857	10	0.68	0.68	1.21
12/31/20	13.52	0.19		0.75	0.94	—	—	14.46	6.95	1,659,012	46	0.68	0.68	1.35
12/31/19	12.70	0.30		0.52	0.82	—	—	13.52	6.46	967,204	16	0.70	0.70	2.25
12/31/18	13.09	0.30		(0.25)	0.05	(0.41)	(0.03)	12.70	0.45	838,851	3	0.69	0.69	2.36

Class I
06/30/23	13.31	0.18		0.05	0.23	—	—	13.54	1.73	667,632	7	0.38	0.38	2.72
12/31/22	15.02	0.27		(1.98)	(1.71)	—	—	13.31	(11.38)	672,941	19	0.39	0.39	1.99
12/31/21	15.30	0.23		(0.51)	(0.28)	—	—	15.02	(1.83)	292,136	10	0.38	0.38	1.51
12/31/20	14.27	0.25		0.78	1.03	—	—	15.30	7.22	625,482	46	0.38	0.38	1.63
12/31/19	13.36	0.36		0.55	0.91	—	—	14.27	6.81	256,961	16	0.40	0.40	2.56
12/31/18	13.75	0.36		(0.27)	0.09	(0.45)	(0.03)	13.36	0.77	231,252	3	0.39	0.39	2.65

JNL/JPMorgan U.S. Value Fund
Class A
06/30/23	14.77	0.11		0.42	0.53	—	—	15.30	3.59	954,060	6	0.88	0.88	1.43
12/31/22	15.22	0.20		(0.65)	(0.45)	—	—	14.77	(2.96)	980,669	14	0.89	0.89	1.36
12/31/21	11.95	0.15		3.12	3.27	—	—	15.22	27.36	942,693	21	0.89	0.89	1.09
12/31/20	12.42	0.17		(0.64)	(0.47)	—	—	11.95	(3.78)	723,426	79	0.94	0.94	1.65
12/31/19	10.10	0.22		2.10	2.32	—	—	12.42	22.97	631,200	22	1.01	1.01	1.91
12/31/18	11.66	0.19		(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99	0.99	1.66

Class I
06/30/23	15.10	0.13		0.43	0.56	—	—	15.66	3.71	665,557	6	0.58	0.58	1.73
12/31/22	15.51	0.24		(0.65)	(0.41)	—	—	15.10	(2.64)	642,669	14	0.59	0.59	1.65
12/31/21	12.14	0.20		3.17	3.37	—	—	15.51	27.76	676,257	21	0.59	0.59	1.38
12/31/20	12.59	0.20		(0.65)	(0.45)	—	—	12.14	(3.57)	373,488	79	0.60	0.60	1.84
12/31/19	10.20	0.24		2.15	2.39	—	—	12.59	23.43	2,121	22	0.70	0.70	2.13
12/31/18	11.78	0.23		(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69	0.69	1.96

(a)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Lazard International Strategic Equity Fund
Class A
06/30/23		13.41	0.14	1.56	1.70	—		—	15.11	12.68	121,456	23	1.10	1.14	1.95
12/31/22		17.14	0.16	(3.08)	(2.92)	(0.37)		(0.44)	13.41	(17.09)	104,439	45	1.14	1.15	1.08
12/31/21		16.22	0.17	0.87	1.04	(0.07)		(0.05)	17.14	6.42	115,951	28	1.15	1.15	0.99
12/31/20		14.42	0.11	1.77	1.88	(0.08)		—	16.22	13.03	76,966	44	1.16	1.16	0.80
12/31/19		11.93	0.19	2.42	2.61	(0.03)		(0.09)	14.42	21.92	82,765	35	1.15	1.15	1.38
12/31/18		13.30	0.14	(1.49)	(1.35)	(0.02)		—	11.93	(10.12)	60,426	38	1.15	1.15	1.06

Class I
06/30/23		13.46	0.16	1.57	1.73	—		—	15.19	12.85	368,879	23	0.80	0.84	2.20
12/31/22		17.20	0.21	(3.10)	(2.89)	(0.41)		(0.44)	13.46	(16.85)	358,431	45	0.84	0.85	1.43
12/31/21		16.26	0.24	0.85	1.09	(0.10)		(0.05)	17.20	6.72	351,431	28	0.85	0.85	1.40
12/31/20		14.45	0.12	1.81	1.93	(0.12)		—	16.26	13.40	364,495	44	0.86	0.86	0.90
12/31/19		11.95	0.22	2.43	2.65	(0.06)		(0.09)	14.45	22.24	149,570	35	0.85	0.85	1.66
12/31/18		13.31	0.06	(1.37)	(1.31)	(0.05)		—	11.95	(9.84)	90,677	38	0.85	0.85	0.45

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/23		11.80	0.02	3.16	3.18	—		—	14.98	26.95	417,638	10	1.00	1.00	0.29
12/31/22		16.00	0.01	(4.21)	(4.20)	(0.00)	(a)	—	11.80	(26.25)	303,107	21	1.00	1.00	0.05
12/31/21		15.47	(0.03)	0.90	0.87	—		(0.34)	16.00	5.61	438,686	10	1.01	1.01	(0.20)
12/31/20		11.54	(0.05)	4.07	4.02	(0.03)		(0.06)	15.47	34.85	465,932	33	1.01	1.01	(0.35)
12/31/19		8.84	0.02	2.70	2.72	(0.02)		—	11.54	30.75	3,638	18	1.00	1.00	0.17
12/31/18	(b)	10.00	0.00	(1.16)	(1.16)	—		—	8.84	(11.60)	398	9	1.00	1.00	0.08

Class I
06/30/23		11.96	0.04	3.20	3.24	—		—	15.20	27.09	238,938	10	0.70	0.70	0.64
12/31/22		16.16	0.05	(4.24)	(4.19)	(0.01)		—	11.96	(25.97)	224,270	21	0.70	0.70	0.39
12/31/21		15.59	0.02	0.89	0.91	—		(0.34)	16.16	5.82	464,891	10	0.71	0.71	0.10
12/31/20		11.59	0.03	4.06	4.09	(0.03)		(0.06)	15.59	35.30	479,627	33	0.71	0.71	0.21
12/31/19		8.85	0.07	2.69	2.76	(0.02)		—	11.59	31.18	308,894	18	0.70	0.70	0.63
12/31/18	(b)	10.00	0.02	(1.17)	(1.15)	—		—	8.85	(11.50)	251,444	9	0.70	0.70	0.49

JNL/Lord Abbett Short Duration Income Fund
Class A
06/30/23		9.87	0.20	(0.05)	0.15	—		—	10.02	1.52	391,401	34	0.80	0.80	4.06
12/31/22		10.45	0.22	(0.74)	(0.52)	(0.05)		(0.01)	9.87	(4.95)	366,580	99	0.80	0.80	2.21
12/31/21		10.45	0.10	(0.06)	0.04	(0.03)		(0.01)	10.45	0.33	264,463	108	0.81	0.81	0.93
12/31/20	(c)	10.00	0.10	0.35	0.45	—		—	10.45	4.50	193,273	70	0.81	0.81	1.46

Class I
06/30/23		9.92	0.22	(0.06)	0.16	—		—	10.08	1.61	600,642	34	0.50	0.50	4.34
12/31/22		10.50	0.26	(0.76)	(0.50)	(0.07)		(0.01)	9.92	(4.73)	763,146	99	0.50	0.50	2.55
12/31/21		10.47	0.13	(0.06)	0.07	(0.03)		(0.01)	10.50	0.68	502,495	108	0.51	0.51	1.21
12/31/20	(c)	10.00	0.13	0.34	0.47	—		—	10.47	4.70	137,237	70	0.51	0.51	1.85

(a)	Amount represents less than $0.005.
(b)	The Fund commenced operations on August 13, 2018.
(c)	The Fund commenced operations on April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Communication Services Sector Fund(a)
Class A
06/30/23	12.28	0.02	4.22	4.24	—	—	16.52	34.53	402,631	4	0.65	0.65	0.29
12/31/22	20.93	0.04	(8.69)	(8.65)	—	—	12.28	(41.33)	163,074	9	0.66	0.66	0.28
12/31/21	18.10	0.02	2.81	2.83	—	—	20.93	15.64	351,276	23	0.65	0.65	0.11
12/31/20	14.45	0.06	3.59	3.65	—	—	18.10	25.26	251,202	14	0.67	0.67	0.37
12/31/19	11.43	0.05	2.97	3.02	—	—	14.45	26.42	157,958	54	0.67	0.67	0.40
12/31/18	14.55	0.43	(1.14)	(0.71)	(0.58)	(1.83)	11.43	(5.81)	111,155	110	0.68	0.68	3.10

Class I
06/30/23	11.58	0.05	3.98	4.03	—	—	15.61	34.80	7,561	4	0.30	0.35	0.73
12/31/22	19.67	0.09	(8.18)	(8.09)	—	—	11.58	(41.13)	3,249	9	0.31	0.36	0.61
12/31/21	16.96	0.10	2.61	2.71	—	—	19.67	15.98	5,855	23	0.30	0.35	0.50
12/31/20	13.49	0.09	3.38	3.47	—	—	16.96	25.72	4,452	14	0.32	0.37	0.63
12/31/19	10.63	0.08	2.78	2.86	—	—	13.49	26.91	1,377	54	0.32	0.37	0.65
12/31/18	13.69	0.38	(0.99)	(0.61)	(0.62)	(1.83)	10.63	(5.47)	397	110	0.33	0.38	3.01

JNL/Mellon Consumer Discretionary Sector Fund(b)
Class A
06/30/23	29.36	0.09	8.67	8.76	—	—	38.12	29.84	1,477,035	8	0.64	0.64	0.53
12/31/22	45.83	0.12	(16.59)	(16.47)	—	—	29.36	(35.94)	1,091,635	13	0.64	0.64	0.34
12/31/21	37.40	0.03	8.40	8.43	—	—	45.83	22.54	2,073,525	25	0.64	0.64	0.06
12/31/20	25.44	0.06	11.90	11.96	—	—	37.40	47.01	1,799,580	11	0.64	0.64	0.22
12/31/19	20.05	0.16	5.23	5.39	—	—	25.44	26.88	1,309,949	4	0.64	0.64	0.69
12/31/18	20.81	0.15	(0.37)	(0.22)	(0.15)	(0.39)	20.05	(1.22)	1,129,094	36	0.64	0.64	0.67

Class I
06/30/23	30.36	0.14	9.00	9.14	—	—	39.50	30.11	15,755	8	0.29	0.34	0.80
12/31/22	47.23	0.26	(17.13)	(16.87)	—	—	30.36	(35.72)	14,734	13	0.29	0.34	0.72
12/31/21	38.41	0.18	8.64	8.82	—	—	47.23	22.96	18,550	25	0.29	0.34	0.42
12/31/20	26.03	0.16	12.22	12.38	—	—	38.41	47.56	13,457	11	0.29	0.34	0.54
12/31/19	20.45	0.25	5.33	5.58	—	—	26.03	27.29	5,176	4	0.29	0.34	1.05
12/31/18	21.21	0.22	(0.38)	(0.16)	(0.21)	(0.39)	20.45	(0.91)	2,695	36	0.29	0.34	0.99

JNL/Mellon Consumer Staples Sector Fund
Class A
06/30/23	15.14	0.13	0.13	0.26	—	—	15.40	1.72	460,390	8	0.65	0.65	1.74
12/31/22	15.64	0.27	(0.77)	(0.50)	—	—	15.14	(3.20)	558,649	15	0.65	0.65	1.79
12/31/21	13.45	0.24	1.95	2.19	—	—	15.64	16.28	263,522	29	0.66	0.66	1.71
12/31/20	12.18	0.27	1.00	1.27	—	—	13.45	10.43	218,540	43	0.67	0.67	2.28
12/31/19	9.66	0.24	2.28	2.52	—	—	12.18	26.09	151,594	25	0.69	0.69	2.16
12/31/18	10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45	0.70	0.70	2.46

Class I
06/30/23	15.41	0.16	0.13	0.29	—	—	15.70	1.88	11,517	8	0.30	0.35	2.08
12/31/22	15.86	0.33	(0.78)	(0.45)	—	—	15.41	(2.84)	13,764	15	0.30	0.35	2.18
12/31/21	13.59	0.30	1.97	2.27	—	—	15.86	16.70	4,259	29	0.31	0.36	2.07
12/31/20	12.26	0.33	1.00	1.33	—	—	13.59	10.85	3,212	43	0.32	0.37	2.66
12/31/19	9.70	0.29	2.27	2.56	—	—	12.26	26.39	1,506	25	0.34	0.39	2.52
12/31/18	10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45	0.35	0.40	2.75

(a)

On April 27, 2020, JNL/Mellon Communication Services Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Consumer Discretionary Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Dow Index Fund(a)
Class A
06/30/23	40.04	0.31	1.53	1.84	—	—	41.88	4.60	1,195,283	0	0.65	0.65	1.54
12/31/22	43.27	0.57	(3.80)	(3.23)	—	—	40.04	(7.46)	1,226,966	1	0.65	0.65	1.43
12/31/21	36.01	0.47	6.79	7.26	—	—	43.27	20.16	1,421,801	0	0.65	0.65	1.16
12/31/20	33.05	0.51	2.45	2.96	—	—	36.01	8.96	1,174,585	36	0.65	0.65	1.62
12/31/19	26.55	0.53	5.97	6.50	—	—	33.05	24.48	1,028,406	2	0.65	0.65	1.76
12/31/18	27.66	0.45	(1.56)	(1.11)	—	—	26.55	(4.01)	783,970	6	0.66	0.66	1.61

Class I
06/30/23	40.79	0.39	1.56	1.95	—	—	42.74	4.78	23,986	0	0.30	0.35	1.90
12/31/22	43.93	0.72	(3.86)	(3.14)	—	—	40.79	(7.15)	23,124	1	0.30	0.35	1.79
12/31/21	36.43	0.62	6.88	7.50	—	—	43.93	20.59	24,182	0	0.30	0.35	1.51
12/31/20	33.32	0.63	2.48	3.11	—	—	36.43	9.33	14,615	36	0.30	0.35	1.96
12/31/19	26.67	0.66	5.99	6.65	—	—	33.32	24.93	6,345	2	0.30	0.35	2.12
12/31/18	27.69	0.56	(1.58)	(1.02)	—	—	26.67	(3.68)	1,246	6	0.31	0.36	1.98

JNL/Mellon Energy Sector Fund(b)
Class A
06/30/23	36.19	0.51	(2.61)	(2.10)	—	—	34.09	(5.80)	2,122,048	2	0.64	0.64	2.95
12/31/22	22.43	1.07	12.69	13.76	—	—	36.19	61.35	2,893,112	27	0.64	0.64	3.35
12/31/21	14.50	0.74	7.19	7.93	—	—	22.43	54.69	1,380,863	30	0.64	0.64	3.69
12/31/20	21.88	0.67	(8.05)	(7.38)	—	—	14.50	(33.73)	839,480	14	0.65	0.65	4.74
12/31/19	20.14	0.65	1.09	1.74	—	—	21.88	8.64	1,084,341	8	0.64	0.64	2.97
12/31/18	26.10	0.54	(5.75)	(5.21)	(0.75)	—	20.14	(20.40)	1,083,379	7	0.64	0.64	2.08

Class I
06/30/23	37.33	0.59	(2.69)	(2.10)	—	—	35.23	(5.63)	28,252	2	0.29	0.34	3.32
12/31/22	23.06	1.22	13.05	14.27	—	—	37.33	61.88	32,566	27	0.29	0.34	3.71
12/31/21	14.86	0.84	7.36	8.20	—	—	23.06	55.18	14,211	30	0.29	0.34	4.03
12/31/20	22.34	0.71	(8.19)	(7.48)	—	—	14.86	(33.48)	4,445	14	0.30	0.35	4.93
12/31/19	20.49	0.74	1.11	1.85	—	—	22.34	9.03	4,594	8	0.29	0.34	3.35
12/31/18	26.52	0.65	(5.86)	(5.21)	(0.82)	—	20.49	(20.13)	2,452	7	0.29	0.34	2.47

JNL/Mellon Financial Sector Fund(c)
Class A
06/30/23	16.55	0.12	0.07	0.19	—	—	16.74	1.15	1,206,344	2	0.64	0.64	1.43
12/31/22	19.00	0.22	(2.67)	(2.45)	—	—	16.55	(12.89)	1,352,012	16	0.64	0.64	1.30
12/31/21	14.69	0.21	4.10	4.31	—	—	19.00	29.34	1,628,528	28	0.64	0.64	1.14
12/31/20	15.10	0.25	(0.66)	(0.41)	—	—	14.69	(2.72)	1,119,113	7	0.64	0.64	2.02
12/31/19	11.52	0.24	3.34	3.58	—	—	15.10	31.08	1,348,714	4	0.64	0.64	1.81
12/31/18	13.94	0.20	(2.09)	(1.89)	(0.17)	(0.36)	11.52	(13.87)	1,176,710	6	0.64	0.64	1.46

Class I
06/30/23	16.84	0.15	0.07	0.22	—	—	17.06	1.31	18,369	2	0.29	0.34	1.78
12/31/22	19.26	0.28	(2.70)	(2.42)	—	—	16.84	(12.56)	20,436	16	0.29	0.34	1.64
12/31/21	14.84	0.27	4.15	4.42	—	—	19.26	29.78	23,731	28	0.29	0.34	1.46
12/31/20	15.20	0.30	(0.66)	(0.36)	—	—	14.84	(2.37)	9,645	7	0.29	0.34	2.36
12/31/19	11.56	0.29	3.35	3.64	—	—	15.20	31.49	5,938	4	0.29	0.34	2.15
12/31/18	13.97	0.26	(2.11)	(1.85)	(0.20)	(0.36)	11.56	(13.57)	4,096	6	0.29	0.34	1.91

(a)

On April 27, 2020, JNL/Mellon Dow Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Energy Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(c)

On April 27, 2020, JNL/Mellon Financial Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Healthcare Sector Fund(a)
Class A
06/30/23	42.39	0.20	(0.70)	(0.50)	—	—	41.89	(1.18)	3,400,944	2	0.63	0.63	0.97
12/31/22	44.99	0.36	(2.96)	(2.60)	—	—	42.39	(5.78)	3,665,432	3	0.63	0.63	0.87
12/31/21	37.43	0.29	7.27	7.56	—	—	44.99	20.20	4,262,922	10	0.63	0.63	0.71
12/31/20	31.85	0.30	5.28	5.58	—	—	37.43	17.52	3,748,785	9	0.63	0.63	0.90
12/31/19	26.24	0.27	5.34	5.61	—	—	31.85	21.38	3,336,754	5	0.63	0.63	0.95
12/31/18	25.63	0.23	1.06	1.29	(0.25)	(0.43)	26.24	4.95	3,063,593	10	0.63	0.63	0.86

Class I
06/30/23	43.23	0.28	(0.72)	(0.44)	—	—	42.79	(1.02)	34,741	2	0.28	0.33	1.32
12/31/22	45.71	0.51	(2.99)	(2.48)	—	—	43.23	(5.43)	36,655	3	0.28	0.33	1.22
12/31/21	37.90	0.44	7.37	7.81	—	—	45.71	20.61	37,075	10	0.28	0.33	1.06
12/31/20	32.14	0.42	5.34	5.76	—	—	37.90	17.92	25,108	9	0.28	0.33	1.25
12/31/19	26.38	0.37	5.39	5.76	—	—	32.14	21.83	14,475	5	0.28	0.33	1.29
12/31/18	25.75	0.32	1.07	1.39	(0.33)	(0.43)	26.38	5.29	7,571	10	0.28	0.33	1.19

JNL/Mellon Industrials Sector Fund
Class A
06/30/23	14.88	0.08	1.64	1.72	—	—	16.60	11.56	191,742	15	0.66	0.66	1.00
12/31/22	16.30	0.14	(1.56)	(1.42)	—	—	14.88	(8.71)	183,611	24	0.66	0.66	0.97
12/31/21	13.48	0.10	2.72	2.82	—	—	16.30	20.92	241,085	37	0.66	0.66	0.68
12/31/20	11.87	0.11	1.50	1.61	—	—	13.48	13.56	108,689	38	0.70	0.70	0.98
12/31/19	9.13	0.13	2.61	2.74	—	—	11.87	30.01	75,506	48	0.70	0.70	1.21
12/31/18	10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135	0.71	0.71	1.08

Class I
06/30/23	15.15	0.10	1.68	1.78	—	—	16.93	11.75	4,539	15	0.31	0.36	1.35
12/31/22	16.53	0.20	(1.58)	(1.38)	—	—	15.15	(8.35)	5,193	24	0.31	0.36	1.34
12/31/21	13.62	0.16	2.75	2.91	—	—	16.53	21.37	4,772	37	0.31	0.36	1.02
12/31/20	11.96	0.15	1.51	1.66	—	—	13.62	13.88	3,278	38	0.35	0.40	1.32
12/31/19	9.17	0.17	2.62	2.79	—	—	11.96	30.43	1,095	48	0.35	0.40	1.57
12/31/18	10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135	0.36	0.41	1.56

JNL/Mellon Information Technology Sector Fund(b)
Class A
06/30/23	29.11	0.06	12.24	12.30	—	—	41.41	42.25	5,073,475	2	0.62	0.62	0.33
12/31/22	42.80	0.10	(13.79)	(13.69)	—	—	29.11	(31.99)	3,475,561	9	0.62	0.62	0.31
12/31/21	32.13	0.07	10.60	10.67	—	—	42.80	33.21	5,983,103	22	0.62	0.62	0.19
12/31/20	22.14	0.11	9.88	9.99	—	—	32.13	45.12	4,935,985	12	0.63	0.63	0.42
12/31/19	14.96	0.13	7.05	7.18	—	—	22.14	47.99	3,463,885	7	0.64	0.64	0.70
12/31/18	15.31	0.10	(0.20)	(0.10)	(0.07)	(0.18)	14.96	(0.76)	2,398,384	26	0.64	0.64	0.57

Class I
06/30/23	30.14	0.12	12.70	12.82	—	—	42.96	42.53	79,485	2	0.27	0.32	0.68
12/31/22	44.17	0.23	(14.26)	(14.03)	—	—	30.14	(31.76)	53,514	9	0.27	0.32	0.67
12/31/21	33.04	0.20	10.93	11.13	—	—	44.17	33.69	84,968	22	0.27	0.32	0.54
12/31/20	22.69	0.20	10.15	10.35	—	—	33.04	45.61	56,987	12	0.28	0.33	0.75
12/31/19	15.28	0.20	7.21	7.41	—	—	22.69	48.49	23,156	7	0.29	0.34	1.04
12/31/18	15.60	0.17	(0.21)	(0.04)	(0.10)	(0.18)	15.28	(0.38)	8,332	26	0.29	0.34	0.96

(a)

On April 27, 2020, JNL/Mellon Healthcare Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)

On April 27, 2020, JNL/Mellon Information Technology Sector Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon Materials Sector Fund
Class A
06/30/23	14.34	0.09	1.14	1.23	—	—	15.57	8.58	193,210	26	0.66	0.66	1.18
12/31/22	16.28	0.19	(2.13)	(1.94)	—	—	14.34	(11.92)	187,042	46	0.66	0.66	1.34
12/31/21	12.68	0.16	3.44	3.60	—	—	16.28	28.39	193,535	70	0.67	0.67	1.07
12/31/20	10.67	0.16	1.85	2.01	—	—	12.68	18.84	77,306	43	0.70	0.70	1.47
12/31/19	8.69	0.14	1.84	1.98	—	—	10.67	22.78	25,279	50	0.71	0.71	1.46
12/31/18	10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09

Class I
06/30/23	14.60	0.11	1.17	1.28	—	—	15.88	8.77	5,238	26	0.31	0.36	1.50
12/31/22	16.51	0.24	(2.15)	(1.91)	—	—	14.60	(11.57)	4,829	46	0.31	0.36	1.61
12/31/21	12.82	0.21	3.48	3.69	—	—	16.51	28.78	6,415	70	0.32	0.37	1.41
12/31/20	10.74	0.20	1.88	2.08	—	—	12.82	19.37	2,005	43	0.35	0.40	1.82
12/31/19	8.72	0.18	1.84	2.02	—	—	10.74	23.17	578	50	0.36	0.41	1.81
12/31/18	10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73

JNL/Mellon Nasdaq 100 Index Fund(a)
Class A
06/30/23	39.28	0.07	15.24	15.31	—	—	54.59	38.98	6,358,040	1	0.65	0.65	0.30
12/31/22	58.47	0.12	(19.31)	(19.19)	—	—	39.28	(32.82)	4,276,647	8	0.65	0.65	0.27
12/31/21	46.15	0.02	12.30	12.32	—	—	58.47	26.70	6,826,247	10	0.64	0.64	0.04
12/31/20	31.19	0.09	14.87	14.96	—	—	46.15	47.96	5,711,478	17	0.65	0.65	0.24
12/31/19	22.51	0.12	8.56	8.68	—	—	31.19	38.56	3,378,320	10	0.67	0.67	0.43
12/31/18	22.87	0.11	(0.24)	(0.13)	(0.07)	(0.16)	22.51	(0.64)	2,442,353	7	0.67	0.67	0.45

Class I
06/30/23	26.17	0.10	10.15	10.25	—	—	36.42	39.17	117,220	1	0.30	0.35	0.65
12/31/22	38.81	0.19	(12.83)	(12.64)	—	—	26.17	(32.57)	77,284	8	0.30	0.35	0.62
12/31/21	30.52	0.14	8.15	8.29	—	—	38.81	27.16	124,040	10	0.29	0.34	0.39
12/31/20	20.56	0.15	9.81	9.96	—	—	30.52	48.44	82,586	17	0.30	0.35	0.58
12/31/19	14.79	0.14	5.63	5.77	—	—	20.56	39.01	27,179	10	0.32	0.37	0.79
12/31/18	15.08	0.14	(0.16)	(0.02)	(0.11)	(0.16)	14.79	(0.27)	11,183	7	0.32	0.37	0.83

JNL/Mellon Real Estate Sector Fund
Class A
06/30/23	12.04	0.21	0.17	0.38	—	—	12.42	3.16	164,781	7	0.67	0.67	3.45
12/31/22	16.29	0.28	(4.53)	(4.25)	—	—	12.04	(26.09)	174,079	32	0.66	0.66	2.05
12/31/21	11.74	0.20	4.35	4.55	—	—	16.29	38.76	249,641	36	0.66	0.66	1.41
12/31/20	12.40	0.20	(0.86)	(0.66)	—	—	11.74	(5.32)	110,303	30	0.69	0.69	1.83
12/31/19	9.69	0.26	2.45	2.71	—	—	12.40	27.97	169,550	36	0.68	0.68	2.24
12/31/18	10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14

Class I
06/30/23	12.21	0.24	0.17	0.41	—	—	12.62	3.36	11,133	7	0.32	0.37	3.81
12/31/22	16.46	0.34	(4.59)	(4.25)	—	—	12.21	(25.82)	11,384	32	0.31	0.36	2.45
12/31/21	11.82	0.26	4.38	4.64	—	—	16.46	39.26	15,651	36	0.31	0.36	1.81
12/31/20	12.44	0.29	(0.91)	(0.62)	—	—	11.82	(4.98)	6,517	30	0.34	0.39	2.58
12/31/19	9.69	0.30	2.45	2.75	—	—	12.44	28.38	4,130	36	0.33	0.38	2.54
12/31/18	10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42

(a)

On April 27, 2020, JNL/Mellon Nasdaq 100 Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon S&P 500 Index Fund
Class A
06/30/23	29.72	0.19	4.75	4.94	—	—	34.66	16.62	12,368,908	1	0.52	0.52	1.23
12/31/22	36.48	0.36	(7.12)	(6.76)	—	—	29.72	(18.53)	10,650,597	3	0.52	0.52	1.13
12/31/21	28.48	0.29	7.71	8.00	—	—	36.48	28.09	13,175,436	3	0.52	0.52	0.90
12/31/20	24.18	0.32	3.98	4.30	—	—	28.48	17.78	10,387,450	6	0.53	0.53	1.31
12/31/19	19.49	0.34	5.59	5.93	(0.34)	(0.90)	24.18	30.83	8,931,615	5	0.53	0.53	1.51
12/31/18	21.94	0.32	(1.30)	(0.98)	(0.31)	(1.16)	19.49	(4.88)	6,897,618	4	0.53	0.53	1.43

Class I
06/30/23	30.81	0.25	4.92	5.17	—	—	35.98	16.78	8,975	1	0.22	0.22	1.53
12/31/22	37.70	0.47	(7.36)	(6.89)	—	—	30.81	(18.28)	7,886	3	0.22	0.22	1.43
12/31/21	29.35	0.38	7.97	8.35	—	—	37.70	28.45	9,552	3	0.22	0.22	1.24
12/31/20	24.85	0.40	4.10	4.50	—	—	29.35	18.11	263,048	6	0.23	0.23	1.62
12/31/19	19.99	0.42	5.74	6.16	(0.40)	(0.90)	24.85	31.26	285,513	5	0.23	0.23	1.80
12/31/18	22.45	0.39	(1.33)	(0.94)	(0.36)	(1.16)	19.99	(4.61)	216,622	4	0.23	0.23	1.70

JNL/Mellon U.S. Stock Market Index Fund
Class A
06/30/23	15.84	0.09	2.48	2.57	—	—	18.41	16.22	4,890,274	1	0.60	0.60	1.08
12/31/22	19.78	0.17	(4.11)	(3.94)	—	—	15.84	(19.92)	4,521,043	2	0.60	0.60	0.98
12/31/21	15.78	0.13	3.87	4.00	—	—	19.78	25.35	6,594,525	52	0.61	0.61	0.72
12/31/20	13.13	0.16	2.49	2.65	—	—	15.78	20.18	871,033	11	0.56	0.61	1.19
12/31/19	10.09	0.18	2.86	3.04	—	—	13.13	30.13	571,857	20	0.54	0.60	1.50
12/31/18	10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54	0.60	1.58

Class I
06/30/23	16.11	0.12	2.52	2.64	—	—	18.75	16.39	65,602	1	0.30	0.30	1.38
12/31/22	20.05	0.22	(4.16)	(3.94)	—	—	16.11	(19.65)	59,858	2	0.30	0.30	1.28
12/31/21	15.96	0.19	3.90	4.09	—	—	20.05	25.63	84,430	52	0.30	0.31	1.00
12/31/20	13.23	0.20	2.53	2.73	—	—	15.96	20.63	24,056	11	0.26	0.31	1.51
12/31/19	10.14	0.22	2.87	3.09	—	—	13.23	30.47	14,065	20	0.24	0.30	1.82
12/31/18	10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24	0.30	2.07

JNL/Mellon Utilities Sector Fund
Class A
06/30/23	18.81	0.23	(1.37)	(1.14)	—	—	17.67	(6.06)	458,940	1	0.65	0.65	2.50
12/31/22	18.66	0.44	(0.29)	0.15	—	—	18.81	0.80	650,159	16	0.65	0.65	2.35
12/31/21	15.98	0.41	2.27	2.68	—	—	18.66	16.77	319,659	16	0.66	0.66	2.44
12/31/20	16.15	0.41	(0.58)	(0.17)	—	—	15.98	(1.05)	284,687	25	0.66	0.66	2.66
12/31/19	13.28	0.39	2.82	3.21	(0.11)	(0.23)	16.15	24.20	343,415	28	0.66	0.66	2.54
12/31/18	13.18	0.37	0.14	0.51	(0.27)	(0.14)	13.28	3.79	169,690	42	0.69	0.69	2.77

Class I
06/30/23	19.12	0.26	(1.39)	(1.13)	—	—	17.99	(5.91)	8,882	1	0.30	0.35	2.88
12/31/22	18.89	0.51	(0.28)	0.23	—	—	19.12	1.22	11,735	16	0.30	0.35	2.69
12/31/21	16.13	0.48	2.28	2.76	—	—	18.89	17.11	5,113	16	0.31	0.36	2.79
12/31/20	16.24	0.45	(0.56)	(0.11)	—	—	16.13	(0.68)	3,785	25	0.31	0.36	2.94
12/31/19	13.31	0.45	2.83	3.28	(0.12)	(0.23)	16.24	24.69	4,534	28	0.31	0.36	2.92
12/31/18	13.20	0.43	0.11	0.54	(0.29)	(0.14)	13.31	4.03	1,021	42	0.34	0.39	3.15

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Mellon World Index Fund(a)
Class A
06/30/23		30.29	0.29	4.24	4.53	—	—	34.82	14.96	381,056	1	0.65	0.65	1.82
12/31/22		36.96	0.45	(7.12)	(6.67)	—	—	30.29	(18.05)	345,897	2	0.65	0.65	1.41
12/31/21		31.02	0.38	6.17	6.55	(0.43)	(0.18)	36.96	21.17	416,249	8	0.66	0.66	1.11
12/31/20		27.49	0.36	3.91	4.27	(0.56)	(0.18)	31.02	15.61	363,797	3	0.67	0.67	1.34
12/31/19		22.12	0.45	5.54	5.99	(0.47)	(0.15)	27.49	27.27	368,151	4	0.67	0.67	1.79
12/31/18		28.54	0.49	(2.79)	(2.30)	(1.02)	(3.10)	22.12	(8.84)	305,422	2	0.67	0.67	1.74

Class I
06/30/23		30.56	0.35	4.28	4.63	—	—	35.19	15.15	9,215	1	0.30	0.35	2.17
12/31/22		37.16	0.56	(7.16)	(6.60)	—	—	30.56	(17.76)	8,408	2	0.30	0.35	1.76
12/31/21		31.16	0.50	6.21	6.71	(0.53)	(0.18)	37.16	21.59	8,601	8	0.31	0.36	1.43
12/31/20		27.60	0.46	3.94	4.40	(0.66)	(0.18)	31.16	16.02	4,422	3	0.32	0.37	1.69
12/31/19		22.19	0.54	5.58	6.12	(0.56)	(0.15)	27.60	27.77	2,826	4	0.32	0.37	2.10
12/31/18		28.59	0.53	(2.74)	(2.21)	(1.09)	(3.10)	22.19	(8.52)	1,511	2	0.32	0.37	1.94

JNL/MFS Mid Cap Value Fund
Class A
06/30/23		16.26	0.10	0.85	0.95	—	—	17.21	5.84	1,912,950	7	0.95	0.95	1.21
12/31/22		17.87	0.22	(1.83)	(1.61)	—	—	16.26	(9.01)	1,973,870	19	0.95	0.95	1.31
12/31/21		13.69	0.13	4.05	4.18	—	—	17.87	30.53	2,162,629	27	0.95	0.95	0.79
12/31/20		13.18	0.13	0.38	0.51	—	—	13.69	3.87	1,655,807	32	0.96	0.96	1.15
12/31/19		10.07	0.15	2.96	3.11	—	—	13.18	30.88	1,237,628	22	0.96	0.96	1.24
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)	(0.64)	10.07	(11.68)	1,027,972	40	0.96	0.96	1.15

Class I
06/30/23		16.57	0.13	0.86	0.99	—	—	17.56	5.97	45,933	7	0.65	0.65	1.52
12/31/22		18.16	0.27	(1.86)	(1.59)	—	—	16.57	(8.76)	45,649	19	0.65	0.65	1.62
12/31/21		13.87	0.18	4.11	4.29	—	—	18.16	30.93	47,902	27	0.65	0.65	1.11
12/31/20		13.32	0.17	0.38	0.55	—	—	13.87	4.13	25,779	32	0.66	0.66	1.44
12/31/19		10.14	0.18	3.00	3.18	—	—	13.32	31.36	187,007	22	0.66	0.66	1.53
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)	(0.64)	10.14	(11.46)	173,400	40	0.66	0.66	1.50

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A
06/30/23		7.91	0.13	0.90	1.03	—	—	8.94	13.02	5,035	28	0.72	0.72	3.11
12/31/22		12.07	0.18	(4.34)	(4.16)	—	—	7.91	(34.47)	3,548	67	0.71	0.71	2.06
12/31/21	(b)	10.00	0.06	2.01	2.07	—	—	12.07	20.70	4,200	56	0.72	0.72	0.80

Class I
06/30/23		7.95	0.14	0.91	1.05	—	—	9.00	13.21	4,497	28	0.42	0.42	3.34
12/31/22		12.10	0.22	(4.37)	(4.15)	—	—	7.95	(34.30)	3,972	67	0.41	0.41	2.42
12/31/21	(b)	10.00	0.14	1.96	2.10	—	—	12.10	21.00	6,046	56	0.42	0.42	1.82

(a)

On April 27, 2020, JNL/Mellon MSCI World Index Fund of JNL Variable Fund LLC was redomiciled into the JNL Series Trust. A fund was created within the JNL Series Trust to facilitate the acquisition of the fund with the same name from JNL Variable Fund LLC. Although the fund of JNL Variable Fund LLC was legally dissolved, it is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect the performance history of the acquired fund formerly in JNL Variable Fund LLC for periods prior to April 27, 2020.

(b)	The Fund commenced operations on April 26, 2021.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/Morningstar U.S. Sustainability Index Fund
Class A
06/30/23		17.37	0.09	2.70	2.79	—	—	20.16	16.06	265,826	16	0.71	0.71	0.93
12/31/22		21.71	0.15	(4.49)	(4.34)	—	—	17.37	(19.99)	218,915	68	0.73	0.73	0.84
12/31/21		16.62	0.12	4.97	5.09	—	—	21.71	30.63	320,580	24	0.76	0.76	0.61
12/31/20		13.79	0.13	2.70	2.83	—	—	16.62	20.52	145,944	13	0.76	0.76	0.93
12/31/19		10.55	0.13	3.11	3.24	—	—	13.79	30.71	65,912	12	0.75	0.75	1.07
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12

Class I
06/30/23		17.64	0.12	2.76	2.88	—	—	20.52	16.33	12,933	16	0.36	0.41	1.28
12/31/22		21.97	0.22	(4.55)	(4.33)	—	—	17.64	(19.71)	9,841	68	0.38	0.43	1.21
12/31/21		16.76	0.19	5.02	5.21	—	—	21.97	31.09	11,279	24	0.41	0.46	0.97
12/31/20		13.86	0.18	2.72	2.90	—	—	16.76	20.92	4,880	13	0.41	0.46	1.21
12/31/19		10.56	0.18	3.12	3.30	—	—	13.86	31.25	424	12	0.40	0.45	1.42
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53

JNL/Morningstar Wide Moat Index Fund
Class A
06/30/23		9.96	0.04	2.22	2.26	—	—	12.22	22.69	687,337	41	0.76	0.76	0.72
12/31/22		14.70	0.11	(2.09)	(1.98)	(0.17)	(2.59)	9.96	(13.80)	380,653	71	0.76	0.76	0.87
12/31/21		13.18	0.15	2.96	3.11	(0.19)	(1.40)	14.70	23.89	392,339	61	0.76	0.76	0.96
12/31/20		12.42	0.18	1.56	1.74	(0.15)	(0.83)	13.18	14.17	244,640	72	0.77	0.77	1.45
12/31/19		9.28	0.17	3.04	3.21	(0.07)	—	12.42	34.64	148,162	73	0.77	0.77	1.56
12/31/18	(a)	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40	0.77	0.77	1.91

Class I
06/30/23		10.08	0.05	2.25	2.30	—	—	12.38	22.82	463,406	41	0.46	0.46	0.96
12/31/22		14.83	0.15	(2.11)	(1.96)	(0.20)	(2.59)	10.08	(13.52)	408,289	71	0.46	0.46	1.15
12/31/21		13.26	0.19	2.99	3.18	(0.21)	(1.40)	14.83	24.31	639,557	61	0.46	0.46	1.24
12/31/20		12.47	0.21	1.58	1.79	(0.17)	(0.83)	13.26	14.47	634,550	72	0.47	0.47	1.74
12/31/19		9.29	0.20	3.06	3.26	(0.08)	—	12.47	35.11	574,922	73	0.47	0.47	1.85
12/31/18	(a)	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40	0.47	0.47	2.37

JNL/Neuberger Berman Commodity Strategy Fund
Class A
06/30/23		16.75	0.33	(1.48)	(1.15)	—	—	15.60	(6.87)	48,234	16	0.91	0.91	4.14
12/31/22		13.78	0.20	2.77	2.97	—	—	16.75	21.55	65,072	19	0.91	0.91	1.19
12/31/21		10.62	(0.11)	3.27	3.16	—	—	13.78	29.76	25,559	36	0.90	0.90	(0.86)
12/31/20		11.02	0.00	(0.40)	(0.40)	—	—	10.62	(3.63)	12,822	106	0.92	0.92	(0.05)
12/31/19	(b)	10.02	0.19	1.02	1.21	(0.21)	—	11.02	12.09	17,165	94	0.90	0.90	1.77
12/31/18	(b)	11.24	0.15	(1.33)	(1.18)	(0.04)	—	10.02	(10.56)	15,918	121	0.92	0.92	1.36

Class I
06/30/23		16.92	0.36	(1.50)	(1.14)	—	—	15.78	(6.74)	192,384	16	0.61	0.61	4.39
12/31/22		13.87	0.36	2.69	3.05	—	—	16.92	21.99	317,695	19	0.61	0.61	2.16
12/31/21		10.65	(0.06)	3.28	3.22	—	—	13.87	30.23	1	36	0.60	0.60	(0.46)
12/31/20		11.05	0.12	(0.52)	(0.40)	—	—	10.65	(3.62)	—	106	0.62	0.62	1.22
12/31/19	(b)	10.04	0.23	1.02	1.25	(0.24)	—	11.05	12.48	92,021	94	0.60	0.60	2.10
12/31/18	(b)	11.24	0.20	(1.34)	(1.14)	(0.06)	—	10.04	(10.22)	147,737	121	0.62	0.62	1.76

(a)	The Fund commenced operations on August 13, 2018.
(b)	Consolidated Financial Statements.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Neuberger Berman Gold Plus Strategy Fund
Class A
06/30/23		9.29	0.17	0.30	0.47	—	—	9.76	5.06	25,978	29		1.20		1.20		3.38
12/31/22	(a)	10.00	0.08	(0.79)	(0.71)	—	—	9.29	(7.10)	16,599	5		1.19		1.19		1.25

Class I
06/30/23		9.32	0.18	0.30	0.48	—	—	9.80	5.15	1	29		0.84		0.84		3.70
12/31/22	(a)	10.00	0.10	(0.78)	(0.68)	—	—	9.32	(6.80)	1	5		0.79		0.79		1.52

JNL/Neuberger Berman Strategic Income Fund
Class A
06/30/23		11.04	0.27	0.14	0.41	—	—	11.45	3.71	596,580	59	(b)	0.94		0.94		4.70
12/31/22		12.38	0.39	(1.73)	(1.34)	—	—	11.04	(10.82)	562,041	55	(b)	0.94		0.94		3.42
12/31/21		12.06	0.31	0.01	0.32	—	—	12.38	2.65	705,176	68	(b)	0.93		0.93		2.53
12/31/20		11.27	0.31	0.48	0.79	—	—	12.06	7.01	638,226	116	(b)	0.94		0.94		2.76
12/31/19		10.58	0.34	0.65	0.99	(0.30)	—	11.27	9.35	670,622	95	(b)	0.94		0.94		3.03
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(b)	0.94		0.94		3.20

Class I
06/30/23		11.23	0.29	0.15	0.44	—	—	11.67	3.92	83,245	59	(b)	0.64		0.64		4.99
12/31/22		12.56	0.43	(1.76)	(1.33)	—	—	11.23	(10.59)	83,256	55	(b)	0.64		0.64		3.69
12/31/21		12.19	0.35	0.02	0.37	—	—	12.56	3.04	166,937	68	(b)	0.63		0.63		2.84
12/31/20		11.36	0.35	0.48	0.83	—	—	12.19	7.31	169,051	116	(b)	0.64		0.64		3.07
12/31/19		10.67	0.36	0.66	1.02	(0.33)	—	11.36	9.60	220,007	95	(b)	0.64		0.64		3.19
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(b)	0.64		0.64		3.63

JNL/Newton Equity Income Fund
Class A
06/30/23		25.95	0.19	0.71	0.90	—	—	26.85	3.47	1,623,721	38		0.88		0.88		1.44
12/31/22		25.00	0.37	0.58	0.95	—	—	25.95	3.80	1,715,044	76		0.90		0.90		1.48
12/31/21		18.83	0.28	5.89	6.17	—	—	25.00	32.77	547,497	96		0.91		0.91		1.21
12/31/20		18.38	0.26	0.19	0.45	—	—	18.83	2.45	207,104	80		0.90		0.90		1.64
12/31/19		14.29	0.29	3.80	4.09	—	—	18.38	28.62	235,788	58		0.91		0.91		1.77
12/31/18		17.17	0.28	(1.82)	(1.54)	(0.19)	(1.15)	14.29	(9.61)	174,006	65		0.91		0.91		1.65

Class I
06/30/23		26.33	0.23	0.72	0.95	—	—	27.28	3.61	159,220	38		0.58		0.58		1.75
12/31/22		25.29	0.53	0.51	1.04	—	—	26.33	4.11	157,541	76		0.60		0.60		2.08
12/31/21		18.99	0.36	5.94	6.30	—	—	25.29	33.18	10,008	96		0.61		0.61		1.53
12/31/20		18.48	0.33	0.18	0.51	—	—	18.99	2.76	3,084	80		0.60		0.60		1.98
12/31/19		14.33	0.35	3.80	4.15	—	—	18.48	28.96	289,241	58		0.61		0.61		2.08
12/31/18		17.18	0.36	(1.85)	(1.49)	(0.21)	(1.15)	14.33	(9.27)	83,601	65		0.61		0.61		2.38

JNL/PIMCO Income Fund
Class A
06/30/23		10.34	0.25	0.01	0.26	—	—	10.60	2.51	804,106	262		0.94		0.94		4.77
12/31/22		11.25	0.38	(1.29)	(0.91)	—	—	10.34	(8.09)	733,830	407		0.94	(c)	0.94	(c)	3.66
12/31/21		11.03	0.28	(0.06)	0.22	—	—	11.25	1.99	913,625	464		0.93		0.93		2.48
12/31/20		10.51	0.27	0.25	0.52	—	—	11.03	4.95	796,728	524		0.94	(c)	0.94	(c)	2.57
12/31/19		10.02	0.33	0.45	0.78	(0.29)	—	10.51	7.82	680,208	365		0.94	(c)	0.94	(c)	3.13
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207		0.97	(c)	0.97	(c)	2.70

Class I
06/30/23		10.50	0.27	0.01	0.28	—	—	10.78	2.67	580,313	262		0.64		0.64		5.08
12/31/22		11.39	0.42	(1.31)	(0.89)	—	—	10.50	(7.81)	512,658	407		0.64	(c)	0.64	(c)	3.95
12/31/21		11.13	0.31	(0.05)	0.26	—	—	11.39	2.34	787,820	464		0.63		0.63		2.77
12/31/20		10.57	0.30	0.26	0.56	—	—	11.13	5.30	908,423	524		0.64	(c)	0.64	(c)	2.87
12/31/19		10.06	0.36	0.45	0.81	(0.30)	—	10.57	8.13	871,145	365		0.64	(c)	0.64	(c)	3.43
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207		0.67	(c)	0.67	(c)	2.98

(a)	The Fund commenced operations on April 25, 2022.
(b)	Portfolio turnover including dollar roll transactions for JNL/Neuberger Berman Strategic Income Fund was 363%, 322%, 385% , 305%, 309% and 163% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.
(c)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Income Fund were as follows: Class A: December 31, 2022: 0.94%, 0.94% December 31, 2020: 0.94%, 0.94% December 31, 2019: 0.94%, 0.94% December 31, 2018: 0.95%, 0.95% Class I: December 31, 2022: 0.64%, 0.64% December 31, 2020: 0.64%, 0.64% December 31, 2019: 0.64%, 0.64% December 31, 2018: 0.65%, 0.65%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/PIMCO Investment Grade Credit Bond Fund
Class A
06/30/23	11.12	0.20	0.12	0.32	—	—	11.44	2.88	469,479	51	0.86	(a)	0.86	(a)	3.46
12/31/22	13.33	0.36	(2.57)	(2.21)	—	—	11.12	(16.58)	452,278	74	0.81	(a)	0.81	(a)	3.08
12/31/21	13.55	0.35	(0.57)	(0.22)	—	—	13.33	(1.62)	635,066	105	0.73	(a)	0.73	(a)	2.61
12/31/20	12.26	0.30	0.99	1.29	—	—	13.55	10.52	716,376	167	0.74	(a)	0.74	(a)	2.30
12/31/19	10.97	0.38	1.20	1.58	(0.29)	—	12.26	14.47	497,732	183	0.92	(a)	0.92	(a)	3.20
12/31/18	11.71	0.39	(0.69)	(0.30)	(0.33)	(0.11)	10.97	(2.56)	281,787	150	0.91	(a)	0.91	(a)	3.41

Class I
06/30/23	11.25	0.22	0.12	0.34	—	—	11.59	3.02	440,380	51	0.56	(a)	0.56	(a)	3.76
12/31/22	13.43	0.40	(2.58)	(2.18)	—	—	11.25	(16.23)	479,106	74	0.51	(a)	0.51	(a)	3.37
12/31/21	13.62	0.39	(0.58)	(0.19)	—	—	13.43	(1.40)	1,001,193	105	0.43	(a)	0.43	(a)	2.91
12/31/20	12.28	0.33	1.01	1.34	—	—	13.62	10.91	1,165,502	167	0.44	(a)	0.44	(a)	2.58
12/31/19	10.98	0.41	1.21	1.62	(0.32)	—	12.28	14.75	613,139	183	0.62	(a)	0.62	(a)	3.44
12/31/18	11.72	0.42	(0.68)	(0.26)	(0.37)	(0.11)	10.98	(2.26)	138,829	150	0.61	(a)	0.61	(a)	3.70

JNL/PIMCO Real Return Fund
Class A
06/30/23	10.85	0.21	(0.02)	0.19	—	—	11.04	1.75	1,122,339	15	1.00	(b)	1.00	(b)	3.86
12/31/22	12.30	0.65	(2.10)	(1.45)	—	—	10.85	(11.79)	1,172,015	39	0.95	(b)	0.95	(b)	5.68
12/31/21	11.67	0.37	0.26	0.63	—	—	12.30	5.40	1,449,465	49	0.81	(b)	0.81	(b)	3.09
12/31/20	10.47	0.08	1.12	1.20	—	—	11.67	11.46	1,238,237	179	0.95	(b)	0.95	(b)	0.75
12/31/19	9.66	0.12	0.69	0.81	—	—	10.47	8.39	1,023,793	225	1.67	(b)	1.67	(b)	1.21
12/31/18	9.95	0.18	(0.40)	(0.22)	(0.07)	—	9.66	(2.23)	1,045,541	258	1.58	(b)	1.58	(b)	1.85

Class I
06/30/23	11.10	0.24	(0.03)	0.21	—	—	11.31	1.89	365,616	15	0.70	(b)	0.70	(b)	4.19
12/31/22	12.55	0.70	(2.15)	(1.45)	—	—	11.10	(11.55)	364,464	39	0.65	(b)	0.65	(b)	5.99
12/31/21	11.86	0.43	0.26	0.69	—	—	12.55	5.82	467,665	49	0.51	(b)	0.51	(b)	3.56
12/31/20	10.61	0.12	1.13	1.25	—	—	11.86	11.78	347,527	179	0.65	(b)	0.65	(b)	1.05
12/31/19	9.76	0.16	0.69	0.85	—	—	10.61	8.71	359,304	225	1.37	(b)	1.37	(b)	1.55
12/31/18	10.06	0.21	(0.41)	(0.20)	(0.10)	—	9.76	(1.95)	709,718	258	1.28	(b)	1.28	(b)	2.15

JNL/PPM America Floating Rate Income Fund
Class A
06/30/23	10.87	0.50	0.19	0.69	—	—	11.56	6.35	1,147,987	29	0.82		0.92		8.91
12/31/22	11.40	0.58	(1.11)	(0.53)	—	—	10.87	(4.65)	1,196,910	68	0.89		0.93		5.27
12/31/21	10.99	0.39	0.02	0.41	—	—	11.40	3.73	1,197,306	106	0.93		0.93		3.51
12/31/20	10.94	0.35	(0.30)	0.05	—	—	10.99	0.46	1,068,399	27	0.93		0.93		3.33
12/31/19	10.11	0.48	0.35	0.83	—	—	10.94	8.21	1,406,085	36	0.92		0.92		4.48
12/31/18	10.54	0.44	(0.54)	(0.10)	(0.33)	—	10.11	(1.02)	1,601,915	68	0.93		0.93		4.12

Class I
06/30/23	11.02	0.52	0.20	0.72	—	—	11.74	6.53	14,458	29	0.52		0.62		9.18
12/31/22	11.52	0.62	(1.12)	(0.50)	—	—	11.02	(4.34)	19,194	68	0.59		0.63		5.54
12/31/21	11.07	0.44	0.01	0.45	—	—	11.52	4.06	10,903	106	0.63		0.63		3.86
12/31/20	10.99	0.42	(0.34)	0.08	—	—	11.07	0.73	5,457	27	0.63		0.63		3.98
12/31/19	10.12	0.51	0.36	0.87	—	—	10.99	8.60	30,209	36	0.62		0.62		4.77
12/31/18	10.55	0.47	(0.54)	(0.07)	(0.36)	—	10.12	(0.82)	29,676	68	0.63		0.63		4.39

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Investment Grade Credit Bond Fund were as follows: Class A: June 30, 2023: 0.75%, 0.75% December 31, 2022: 0.74%, 0.74% December 31, 2021: 0.73%, 0.73% December 31, 2020: 0.74%, 0.74% December 31, 2019: 0.74%, 0.74% December 31, 2018: 0.75%, 0.75% Class I: June 30, 2023: 0.45%, 0.45% December 31, 2022: 0.44%, 0.44% December 31, 2021: 0.43%, 0.43% December 31, 2020: 0.44%, 0.44% December 31, 2019: 0.46%, 0.46% December 31, 2018: 0.45%, 0.45%

(b)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/PIMCO Real Return Fund were as follows: Class A: June 30, 2023: 0.79%, 0.79% December 31, 2022: 0.79%, 0.79% December 31, 2021: 0.79%, 0.79% December 31, 2020: 0.79%, 0.79% December 31, 2019: 0.81%, 0.81% December 31, 2018: 0.79%, 0.79% Class I: June 30, 2023: 0.49%, 0.49% December 31, 2022: 0.49%, 0.49% December 31, 2021: 0.49%, 0.49% December 31, 2020: 0.49%, 0.49% December 31, 2019: 0.51%, 0.51% December 31, 2018: 0.49%, 0.49%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/PPM America High Yield Bond Fund
Class A
06/30/23		13.64	0.46	0.19	0.65	—	—	14.29	4.77		1,166,927	32		0.74	0.74	6.59
12/31/22		15.45	0.80	(2.61)	(1.81)	—	—	13.64	(11.72)		1,155,672	49		0.74	0.74	5.65
12/31/21		14.61	0.75	0.09	0.84	—	—	15.45	5.75		1,537,895	62		0.74	0.74	4.95
12/31/20		13.90	0.70	0.01	0.71	—	—	14.61	5.11	(a)	1,412,152	77		0.74	0.74	5.18
12/31/19		12.13	0.69	1.08	1.77	—	—	13.90	14.59		1,585,066	75		0.74	0.74	5.23
12/31/18		13.64	0.73	(1.42)	(0.69)	(0.82)	—	12.13	(5.30)		1,434,059	52		0.74	0.74	5.42

Class I
06/30/23		16.18	0.57	0.23	0.80	—	—	16.98	4.94		239,384	32		0.44	0.44	6.89
12/31/22		18.27	0.99	(3.08)	(2.09)	—	—	16.18	(11.44)		231,880	49		0.44	0.44	5.89
12/31/21		17.22	0.93	0.12	1.05	—	—	18.27	6.10		411,167	62		0.44	0.44	5.26
12/31/20		16.33	0.87	0.02	0.89	—	—	17.22	5.45	(a)	491,339	77		0.44	0.44	5.48
12/31/19		14.21	0.86	1.26	2.12	—	—	16.33	14.92		504,753	75		0.44	0.44	5.53
12/31/18		15.84	0.89	(1.66)	(0.77)	(0.86)	—	14.21	(5.06)		507,235	52		0.44	0.44	5.73

JNL/PPM America Total Return Fund
Class A
06/30/23		11.84	0.20	0.11	0.31	—	—	12.15	2.62		569,759	49	(b)	0.79	0.79	3.26
12/31/22		13.78	0.28	(2.22)	(1.94)	—	—	11.84	(14.08)		544,995	75	(b)	0.78	0.78	2.28
12/31/21		13.94	0.21	(0.37)	(0.16)	—	—	13.78	(1.15)		784,767	105	(b)	0.78	0.78	1.55
12/31/20		12.69	0.26	0.99	1.25	—	—	13.94	9.85		821,727	80	(b)	0.78	0.78	1.90
12/31/19		11.53	0.31	0.85	1.16	—	—	12.69	10.06		456,735	95	(b)	0.80	0.80	2.54
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—	11.53	(1.23)		332,524	65	(b)	0.80	0.80	2.72

Class I
06/30/23		11.96	0.22	0.11	0.33	—	—	12.29	2.76		915,041	49	(b)	0.49	0.49	3.57
12/31/22		13.87	0.32	(2.23)	(1.91)	—	—	11.96	(13.77)		768,233	75	(b)	0.48	0.48	2.58
12/31/21		13.99	0.26	(0.38)	(0.12)	—	—	13.87	(0.86)		1,177,823	105	(b)	0.48	0.48	1.85
12/31/20		12.69	0.30	1.00	1.30	—	—	13.99	10.24		1,176,797	80	(b)	0.48	0.48	2.22
12/31/19		11.50	0.35	0.84	1.19	—	—	12.69	10.35		933,513	95	(b)	0.50	0.50	2.86
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—	11.50	(0.97)		787,240	65	(b)	0.50	0.50	3.01

JNL/RAFI Fundamental U.S. Small Cap Fund(c)
Class A
06/30/23		7.48	0.05	0.55	0.60	—	—	8.08	8.02		411,708	10		0.67	0.67	1.30
12/31/22		8.70	0.09	(1.31)	(1.22)	—	—	7.48	(14.02)		404,209	21		0.67	0.67	1.10
12/31/21		6.68	0.06	1.96	2.02	—	—	8.70	30.24		534,346	40		0.67	0.67	0.75
12/31/20		6.15	0.06	0.47	0.53	—	—	6.68	8.62		411,422	26		0.67	0.67	1.10
12/31/19	(d)	5.57	0.09	0.67	0.76	(0.08)	(0.10)	6.15	13.61		422,668	182		0.67	0.67	1.55
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)		419,116	90		0.66	0.66	1.08

Class I
06/30/23		7.37	0.06	0.54	0.60	—	—	7.97	8.14		5,413	10		0.32	0.37	1.65
12/31/22		8.54	0.11	(1.28)	(1.17)	—	—	7.37	(13.70)		5,188	21		0.32	0.37	1.45
12/31/21		6.53	0.09	1.92	2.01	—	—	8.54	30.78		7,080	40		0.32	0.37	1.11
12/31/20		5.99	0.08	0.46	0.54	—	—	6.53	9.02		2,690	26		0.32	0.37	1.50
12/31/19	(d)	5.43	0.11	0.65	0.76	(0.10)	(0.10)	5.99	14.03		1,604	182		0.32	0.37	1.87
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)		1,189	90		0.31	0.36	1.51

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/PPM America High Yield Bond Fund: 5.04% and 5.39%

(b)	Portfolio turnover including dollar roll transactions for JNL/PPM America Total Return Fund was 70%, 97% , 118%, 146%, 97% and 63% in 2018, 2019, 2020, 2021, 2022 and 2023 respectively.
(c)

On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund completed the acquisition of JNL/Mellon Capital S&P SMid 60 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(d)	The Fund commenced operations on June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/RAFI Multi-Factor U.S. Equity Fund(a)
Class A
06/30/23		18.24	0.17	0.64	0.81	—	—	19.05	4.44	2,121,627	16	0.66	0.66	1.88
12/31/22		19.83	0.30	(1.89)	(1.59)	—	—	18.24	(8.02)	2,174,350	33	0.67	0.67	1.63
12/31/21		15.69	0.21	3.93	4.14	—	—	19.83	26.39	2,725,657	36	0.67	0.67	1.18
12/31/20		14.27	0.21	1.21	1.42	—	—	15.69	9.95	2,556,362	40	0.67	0.67	1.60
12/31/19	(b)	13.75	0.28	2.21	2.49	(0.39)	(1.58)	14.27	19.54	2,773,817	153	0.65	0.65	2.03
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60	0.63	0.63	2.16

Class I
06/30/23		18.44	0.20	0.65	0.85	—	—	19.29	4.61	21,801	16	0.36	0.36	2.18
12/31/22		19.99	0.36	(1.91)	(1.55)	—	—	18.44	(7.75)	21,945	33	0.37	0.37	1.94
12/31/21		15.77	0.27	3.95	4.22	—	—	19.99	26.76	25,867	36	0.37	0.37	1.49
12/31/20		14.30	0.26	1.21	1.47	—	—	15.77	10.28	17,528	40	0.37	0.37	1.90
12/31/19	(b)	13.80	0.37	2.15	2.52	(0.44)	(1.58)	14.30	19.76	18,114	153	0.34	0.34	2.55
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60	0.33	0.33	2.47

JNL/T. Rowe Price Balanced Fund(c)
Class A
06/30/23		14.15	0.15	1.34	1.49	—	—	15.64	10.53	478,653	29	0.99	1.00	2.01
12/31/22		17.18	0.22	(3.25)	(3.03)	—	—	14.15	(17.64)	442,413	151	1.00	1.00	1.45
12/31/21		15.24	0.14	1.80	1.94	—	—	17.18	12.73	566,873	156	1.00	1.00	0.87
12/31/20		13.61	0.15	1.48	1.63	—	—	15.24	11.98	501,928	126	1.01	1.01	1.13
12/31/19		11.06	0.20	2.35	2.55	—	—	13.61	23.06	507,773	82	1.00	1.00	1.61
12/31/18		11.88	0.09	(0.91)	(0.82)	—	—	11.06	(6.90)	477,118	216	0.88	0.88	0.73

Class I
06/30/23		14.36	0.17	1.38	1.55	—	—	15.91	10.79	3,829	29	0.69	0.70	2.32
12/31/22		17.39	0.26	(3.29)	(3.03)	—	—	14.36	(17.42)	3,278	151	0.70	0.70	1.76
12/31/21		15.38	0.19	1.82	2.01	—	—	17.39	13.07	2,398	156	0.70	0.70	1.15
12/31/20		13.70	0.18	1.50	1.68	—	—	15.38	12.26	668	126	0.71	0.71	1.26
12/31/19		11.10	0.23	2.37	2.60	—	—	13.70	23.42	2	82	0.70	0.70	1.86
12/31/18		11.90	0.12	(0.92)	(0.80)	—	—	11.10	(6.72)	1	216	0.65	0.65	0.98

JNL/T. Rowe Price Capital Appreciation Fund
Class A
06/30/23		21.00	0.24	2.11	2.35	—	—	23.35	11.19	11,668,690	38	0.96	0.96	2.17
12/31/22		23.85	0.25	(3.10)	(2.85)	—	—	21.00	(11.95)	10,288,548	85	0.96	0.96	1.18
12/31/21		20.23	0.13	3.49	3.62	—	—	23.85	17.89	11,340,946	51	0.96	0.96	0.56
12/31/20		17.22	0.15	2.86	3.01	—	—	20.23	17.48	8,392,371	86	0.97	0.97	0.83
12/31/19		13.88	0.20	3.14	3.34	—	—	17.22	24.06	5,779,034	50	0.98	0.98	1.23
12/31/18		14.31	0.32	(0.26)	0.06	(0.08)	(0.41)	13.88	0.40	3,160,575	64	1.00	1.01	2.18

Class I
06/30/23		21.30	0.28	2.14	2.42	—	—	23.72	11.36	637,474	38	0.66	0.66	2.47
12/31/22		24.11	0.32	(3.13)	(2.81)	—	—	21.30	(11.65)	595,286	85	0.66	0.66	1.47
12/31/21		20.40	0.19	3.52	3.71	—	—	24.11	18.19	682,938	51	0.66	0.66	0.87
12/31/20		17.31	0.20	2.89	3.09	—	—	20.40	17.85	623,162	86	0.67	0.67	1.13
12/31/19		13.91	0.25	3.15	3.40	—	—	17.31	24.44	423,633	50	0.68	0.68	1.54
12/31/18		14.32	0.36	(0.26)	0.10	(0.10)	(0.41)	13.91	0.67	339,117	64	0.70	0.71	2.46

(a)

On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/Mellon Capital JNL 5 Fund, which is a series in JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Financial Highlights reflect activity of the fund formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

(b)	The Fund commenced operations on June 24, 2019.
(c)	Prior to June 24, 2019, the fund held affiliated funds selected by the Adviser and was considered a "Fund of Funds".

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data			Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price Established Growth Fund
Class A
06/30/23	47.82	(0.06)	16.30	16.24	—	—	64.06	33.96		7,743,489	20	0.83	0.83	(0.23)
12/31/22	78.17	(0.23)	(30.12)	(30.35)	—	—	47.82	(38.83)		5,962,625	28	0.83	0.83	(0.40)
12/31/21	68.31	(0.37)	10.23	9.86	—	—	78.17	14.43		10,597,738	29	0.83	0.83	(0.49)
12/31/20	49.83	(0.19)	18.67	18.48	—	—	68.31	37.09	(a)	9,439,629	35	0.83	0.83	(0.35)
12/31/19	38.00	(0.02)	11.85	11.83	—	—	49.83	31.13		7,460,334	25	0.83	0.83	(0.05)
12/31/18	43.97	0.08	(0.49)	(0.41)	(0.03)	(5.53)	38.00	(1.40)		5,909,316	44	0.83	0.83	0.18

Class I
06/30/23	50.08	0.02	17.08	17.10	—	—	67.18	34.15		1,482,795	20	0.53	0.53	0.07
12/31/22	81.61	(0.07)	(31.46)	(31.53)	—	—	50.08	(38.63)		1,259,656	28	0.53	0.53	(0.11)
12/31/21	71.10	(0.15)	10.66	10.51	—	—	81.61	14.78		2,717,304	29	0.53	0.53	(0.19)
12/31/20	51.71	(0.02)	19.41	19.39	—	—	71.10	37.50	(a)	2,908,301	35	0.53	0.53	(0.04)
12/31/19	39.31	0.12	12.28	12.40	—	—	51.71	31.54		2,720,614	25	0.53	0.53	0.25
12/31/18	45.26	0.22	(0.52)	(0.30)	(0.12)	(5.53)	39.31	(1.13)		2,558,378	44	0.53	0.53	0.46

JNL/T. Rowe Price Mid-Cap Growth Fund
Class A
06/30/23	60.98	(0.03)	7.91	7.88	—	—	68.86	12.92		5,068,338	9	0.97	0.97	(0.09)
12/31/22	78.25	(0.20)	(17.07)	(17.27)	—	—	60.98	(22.07)		4,655,799	22	0.97	0.98	(0.31)
12/31/21	69.30	(0.37)	9.32	8.95	—	—	78.25	12.91		6,664,276	19	0.98	0.98	(0.49)
12/31/20	56.09	(0.18)	13.39	13.21	—	—	69.30	23.55		6,403,871	23	0.99	0.99	(0.32)
12/31/19	42.66	(0.01)	13.44	13.43	—	—	56.09	31.48		5,926,942	22	0.99	0.99	(0.02)
12/31/18	47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)		4,713,404	29	0.99	0.99	(0.05)

Class I
06/30/23	64.77	0.07	8.41	8.48	—	—	73.25	13.09		255,236	9	0.67	0.67	0.21
12/31/22	82.86	(0.01)	(18.08)	(18.09)	—	—	64.77	(21.83)		235,328	22	0.67	0.68	(0.01)
12/31/21	73.17	(0.15)	9.84	9.69	—	—	82.86	13.24		329,433	19	0.68	0.68	(0.19)
12/31/20	59.04	0.00	14.13	14.13	—	—	73.17	23.93		284,182	23	0.69	0.69	0.00
12/31/19	44.78	0.15	14.11	14.26	—	—	59.04	31.84		445,624	22	0.69	0.69	0.28
12/31/18	49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)		397,273	29	0.69	0.69	0.25

JNL/T. Rowe Price Short-Term Bond Fund
Class A
06/30/23	10.04	0.15	(0.03)	0.12	—	—	10.16	1.20		1,247,850	32	0.71	0.71	2.96
12/31/22	10.53	0.17	(0.66)	(0.49)	—	—	10.04	(4.65)		1,292,391	94	0.71	0.71	1.72
12/31/21	10.57	0.11	(0.15)	(0.04)	—	—	10.53	(0.38)		1,369,640	77	0.71	0.71	1.00
12/31/20	10.17	0.17	0.23	0.40	—	—	10.57	3.93		1,489,869	61	0.71	0.71	1.68
12/31/19	9.77	0.22	0.18	0.40	—	—	10.17	4.09		1,160,563	71	0.71	0.71	2.22
12/31/18	9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10		1,107,891	50	0.71	0.71	1.87

Class I
06/30/23	10.27	0.17	(0.04)	0.13	—	—	10.40	1.27		269,967	32	0.41	0.41	3.25
12/31/22	10.73	0.22	(0.68)	(0.46)	—	—	10.27	(4.29)		468,649	94	0.41	0.41	2.16
12/31/21	10.74	0.14	(0.15)	(0.01)	—	—	10.73	(0.09)		300,785	77	0.41	0.41	1.30
12/31/20	10.30	0.21	0.23	0.44	—	—	10.74	4.27		291,484	61	0.41	0.41	1.97
12/31/19	9.87	0.25	0.18	0.43	—	—	10.30	4.36		256,869	71	0.41	0.41	2.53
12/31/18	9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41		593,400	50	0.41	0.41	2.17

(a)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/T. Rowe Price Established Growth Fund: 37.05% and 37.46%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/T. Rowe Price U.S. High Yield Fund
Class A
06/30/23		10.18	0.39	0.30	0.69	—	—	10.87	6.78	166,522	24	0.92	0.94	7.31
12/31/22		11.95	0.67	(2.44)	(1.77)	—	—	10.18	(14.81)	141,134	51	0.94	0.96	6.31
12/31/21		11.40	0.60	(0.05)	0.55	—	—	11.95	4.82	163,555	95	0.97	0.97	5.15
12/31/20		11.02	0.55	(0.17)	0.38	—	—	11.40	3.45	147,993	211	0.98	0.98	5.18
12/31/19		10.00	0.49	0.53	1.02	—	—	11.02	10.20	136,103	87	1.00	1.00	4.59
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)	(0.08)	10.00	(2.09)	86,713	69	1.00	1.00	5.04

Class I
06/30/23		10.21	0.40	0.31	0.71	—	—	10.92	6.95	351,511	24	0.62	0.64	7.60
12/31/22		11.95	0.71	(2.45)	(1.74)	—	—	10.21	(14.56)	381,917	51	0.64	0.66	6.56
12/31/21		11.37	0.64	(0.06)	0.58	—	—	11.95	5.10	549,450	95	0.67	0.67	5.45
12/31/20		10.95	0.60	(0.18)	0.42	—	—	11.37	3.84	540,203	211	0.68	0.68	5.64
12/31/19		9.91	0.52	0.52	1.04	—	—	10.95	10.49	396,312	87	0.70	0.70	4.94
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)	(0.08)	9.91	(1.84)	522,198	69	0.70	0.70	5.32

JNL/T. Rowe Price Value Fund
Class A
06/30/23		21.92	0.15	0.75	0.90	—	—	22.82	4.11	2,949,305	34	0.87	0.87	1.36
12/31/22		24.77	0.25	(3.10)	(2.85)	—	—	21.92	(11.51)	3,003,508	190	0.86	0.86	1.11
12/31/21		19.12	0.13	5.52	5.65	—	—	24.77	29.55	3,453,316	104	0.86	0.86	0.56
12/31/20		17.34	0.19	1.59	1.78	—	—	19.12	10.27	2,315,487	114	0.87	0.87	1.20
12/31/19		13.75	0.22	3.37	3.59	—	—	17.34	26.11	2,148,534	133	0.87	0.88	1.40
12/31/18		17.46	0.25	(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88	0.89	1.47

Class I
06/30/23		23.23	0.19	0.81	1.00	—	—	24.23	4.30	1,520,633	34	0.57	0.57	1.67
12/31/22		26.18	0.33	(3.28)	(2.95)	—	—	23.23	(11.27)	1,469,019	190	0.56	0.56	1.37
12/31/21		20.15	0.20	5.83	6.03	—	—	26.18	29.93	2,391,289	104	0.56	0.56	0.86
12/31/20		18.22	0.25	1.68	1.93	—	—	20.15	10.59	2,306,944	114	0.57	0.57	1.50
12/31/19		14.40	0.28	3.54	3.82	—	—	18.22	26.53	2,424,541	133	0.57	0.58	1.70
12/31/18		18.20	0.31	(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58	0.59	1.77

JNL/WCM China Quality Growth Fund
Class A
06/30/23		10.41	0.06	(1.01)	(0.95)	—	—	9.46	(9.13)	5,790	47	1.33	1.33	1.22
12/31/22	(a)	10.00	0.02	0.39	0.41	—	—	10.41	4.10	5,735	28	1.32	1.32	0.32

Class I
06/30/23		10.42	0.09	(1.03)	(0.94)	—	—	9.48	(9.02)	1	47	1.06	1.06	1.69
12/31/22	(a)	10.00	0.04	0.38	0.42	—	—	10.42	4.20	1	28	1.05	1.05	0.53

JNL/WCM Focused International Equity Fund
Class A
06/30/23		13.77	0.03	1.94	1.97	—	—	15.74	14.31	667,335	10	1.12	1.12	0.35
12/31/22		23.45	(0.04)	(6.60)	(6.64)	—	(3.04)	13.77	(28.69)	536,968	28	1.12	1.12	(0.21)
12/31/21		21.69	(0.12)	3.80	3.68	—	(1.92)	23.45	17.08	659,219	22	1.11	1.11	(0.52)
12/31/20		16.79	(0.05)	5.41	5.36	(0.05)	(0.41)	21.69	32.01	415,047	32	1.12	1.12	(0.30)
12/31/19		12.94	0.01	4.52	4.53	(0.08)	(0.60)	16.79	35.48	252,340	24	1.12	1.12	0.09
12/31/18		14.44	0.03	(1.16)	(1.13)	—	(0.37)	12.94	(7.85)	63,899	29	1.12	1.12	0.24

Class I
06/30/23		13.93	0.05	1.97	2.02	—	—	15.95	14.50	838,436	10	0.82	0.82	0.63
12/31/22		23.61	0.02	(6.66)	(6.64)	—	(3.04)	13.93	(28.50)	801,996	28	0.82	0.82	0.10
12/31/21		21.76	(0.05)	3.82	3.77	—	(1.92)	23.61	17.44	1,770,361	22	0.81	0.81	(0.21)
12/31/20		16.81	0.00	5.43	5.43	(0.07)	(0.41)	21.76	32.41	1,762,135	32	0.82	0.82	0.03
12/31/19		12.93	0.08	4.49	4.57	(0.09)	(0.60)	16.81	35.82	1,483,682	24	0.82	0.82	0.49
12/31/18		14.46	0.09	(1.18)	(1.09)	(0.07)	(0.37)	12.93	(7.57)	1,261,640	29	0.82	0.82	0.59

(a)	The Fund commenced operations on April 25, 2022.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)		Net investment income (loss) to average net assets(%)

JNL/Westchester Capital Event Driven Fund
Class A
06/30/23	11.76	0.08	(0.08)	0.00	—	—	11.76	0.00	57,948	144	1.67	(a)	1.67	(a)	1.42
12/31/22	12.16	0.13	(0.53)	(0.40)	—	—	11.76	(3.29)	61,635	213	1.57	(a)	1.57	(a)	1.09
12/31/21	11.81	(0.02)	0.37	0.35	—	—	12.16	2.96	55,020	315	1.64	(a)	1.64	(a)	(0.19)
12/31/20	11.11	0.37	0.33	0.70	—	—	11.81	6.30	40,814	426	1.64	(a)	1.64	(a)	3.44
12/31/19	9.94	0.09	1.08	1.17	—	—	11.11	11.77	49,018	286	1.84	(a)	1.84	(a)	0.84
12/31/18	9.99	0.03	0.47	0.50	—	(0.55)	9.94	5.04	27,455	267	1.71	(a)	1.71	(a)	0.28

Class I
06/30/23	11.82	0.10	(0.09)	0.01	—	—	11.83	0.08	63,136	144	1.37	(a)	1.37	(a)	1.72
12/31/22	12.19	0.16	(0.53)	(0.37)	—	—	11.82	(3.04)	70,025	213	1.27	(a)	1.27	(a)	1.34
12/31/21	11.80	0.01	0.38	0.39	—	—	12.19	3.31	75,117	315	1.34	(a)	1.34	(a)	0.10
12/31/20	11.07	0.24	0.49	0.73	—	—	11.80	6.59	75,532	426	1.29	(a)	1.29	(a)	2.32
12/31/19	9.87	0.12	1.08	1.20	—	—	11.07	12.16	259,327	286	1.52	(a)	1.52	(a)	1.10
12/31/18	10.01	0.11	0.42	0.53	(0.12)	(0.55)	9.87	5.31	209,019	267	1.49	(a)	1.49	(a)	1.04

JNL/Western Asset Global Multi-Sector Bond Fund
Class A
06/30/23	7.09	0.19	0.00	0.19	—	—	7.28	2.68	383,984	7	0.98		0.98		5.25
12/31/22	7.52	0.29	(0.72)	(0.43)	—	—	7.09	(5.72)	403,442	84	1.01		1.01		4.08
12/31/21	7.86	0.56	(0.90)	(0.34)	—	—	7.52	(4.33)	499,101	36	1.07		1.07		7.27
12/31/20	9.86	0.34	(1.01)	(0.67)	(1.33)	—	7.86	(6.70)	545,200	50	1.06		1.06		3.74
12/31/19	10.80	0.60	(0.50)	0.10	(1.04)	—	9.86	1.05	621,702	45	1.02		1.02		5.59
12/31/18	10.73	0.57	(0.50)	0.07	—	—	10.80	0.65	663,191	22	1.01		1.01		5.26

Class I
06/30/23	7.21	0.20	0.01	0.21	—	—	7.42	2.91	4,348	7	0.68		0.68		5.56
12/31/22	7.63	0.32	(0.74)	(0.42)	—	—	7.21	(5.50)	4,087	84	0.71		0.71		4.43
12/31/21	7.95	0.54	(0.86)	(0.32)	—	—	7.63	(4.03)	3,861	36	0.77		0.77		6.92
12/31/20	9.96	0.39	(1.04)	(0.65)	(1.36)	—	7.95	(6.40)	55,503	50	0.76		0.76		4.08
12/31/19	10.90	0.64	(0.50)	0.14	(1.08)	—	9.96	1.39	478,822	45	0.72		0.72		5.86
12/31/18	10.80	0.60	(0.50)	0.10	—	—	10.90	0.93	874,768	22	0.71		0.71		5.56

JNL/William Blair International Leaders Fund
Class A
06/30/23	9.77	0.05	1.08	1.13	—	—	10.90	11.57	642,835	17	0.97		0.97		0.91
12/31/22	15.69	0.07	(3.95)	(3.88)	(0.22)	(1.82)	9.77	(25.10)	612,250	144	0.97		0.97		0.53
12/31/21	15.25	0.08	0.86	0.94	(0.19)	(0.31)	15.69	6.20	893,543	38	0.98		0.98		0.53
12/31/20	13.90	0.08	1.82	1.90	(0.30)	(0.25)	15.25	13.78	907,695	57	0.98		0.98		0.58
12/31/19	11.71	0.20	3.04	3.24	(0.24)	(0.81)	13.90	28.14	923,887	25	0.98		0.98		1.47
12/31/18	14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69

Class I
06/30/23	10.52	0.07	1.16	1.23	—	—	11.75	11.69	202,897	17	0.67		0.67		1.21
12/31/22	16.70	0.11	(4.20)	(4.09)	(0.27)	(1.82)	10.52	(24.82)	194,427	144	0.67		0.67		0.82
12/31/21	16.20	0.14	0.90	1.04	(0.23)	(0.31)	16.70	6.48	269,901	38	0.68		0.68		0.81
12/31/20	14.73	0.12	1.94	2.06	(0.34)	(0.25)	16.20	14.15	274,534	57	0.68		0.68		0.85
12/31/19	12.36	0.25	3.22	3.47	(0.29)	(0.81)	14.73	28.52	186,531	25	0.68		0.68		1.77
12/31/18	14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06

(a)

The total and net expense ratios, respectively, to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for JNL/Westchester Capital Event Driven Fund were as follows: Class A: June 30, 2023: 1.45%, 1.45% December 31, 2022: 1.46%, 1.46% December 31, 2021: 1.46%, 1.46% December 31, 2020: 1.46%, 1.46% December 31, 2019: 1.46%, 1.46% December 31, 2018: 1.46%, 1.46% Class I: June 30, 2023: 1.15%, 1.15% December 31, 2022: 1.16%, 1.16% December 31, 2021: 1.16%, 1.16% December 31, 2020: 1.16%, 1.16% December 31, 2019: 1.16%, 1.16% December 31, 2018: 1.16%, 1.16%

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Balanced Fund
Class A
06/30/23	29.36	0.28	1.79	2.07	—	—	31.43	7.05	8,818,981	63		0.71	0.71	1.84
12/31/22	34.12	0.38	(5.14)	(4.76)	—	—	29.36	(13.95)	8,491,226	144		0.71	0.71	1.27
12/31/21	28.75	0.30	5.07	5.37	—	—	34.12	18.68	10,525,994	69	(a)	0.71	0.71	0.94
12/31/20	26.54	0.40	1.81	2.21	—	—	28.75	8.33	9,149,544	81	(a)	0.72	0.72	1.53
12/31/19	21.85	0.50	4.19	4.69	—	—	26.54	21.46	8,888,357	42	(a)	0.72	0.72	2.03
12/31/18	24.02	0.49	(1.26)	(0.77)	(0.40)	(1.00)	21.85	(3.41)	7,405,875	43	(a)	0.72	0.72	2.04

Class I
06/30/23	30.70	0.34	1.87	2.21	—	—	32.91	7.20	74,397	63		0.41	0.41	2.14
12/31/22	35.57	0.50	(5.37)	(4.87)	—	—	30.70	(13.69)	71,144	144		0.41	0.41	1.57
12/31/21	29.88	0.40	5.29	5.69	—	—	35.57	19.04	81,138	69	(a)	0.41	0.41	1.22
12/31/20	27.50	0.48	1.90	2.38	—	—	29.88	8.65	52,145	81	(a)	0.42	0.42	1.79
12/31/19	22.57	0.59	4.34	4.93	—	—	27.50	21.84	36,746	42	(a)	0.42	0.42	2.32
12/31/18	24.75	0.59	(1.32)	(0.73)	(0.45)	(1.00)	22.57	(3.15)	16,749	43	(a)	0.42	0.42	2.38

JNL/WMC Equity Income Fund(b)
Class A
06/30/23	16.00	0.18	(0.03)	0.15	—	—	16.15	0.94	754,920	24		0.89	0.89	2.27
12/31/22	15.92	0.33	(0.25)	0.08	—	—	16.00	0.50	825,844	40		0.89	0.89	2.14
12/31/21	12.67	0.44	2.81	3.25	—	—	15.92	25.65	660,717	50		0.80	0.90	3.01
12/31/20	12.35	0.21	0.11	0.32	—	—	12.67	2.59	546,210	40		0.59	0.93	1.88
12/31/19	9.98	0.19	2.18	2.37	—	—	12.35	23.75	359,069	33		0.58	0.94	1.70
12/31/18	10.67	0.10	(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36		0.58	0.98	0.90

Class I
06/30/23	16.27	0.21	(0.03)	0.18	—	—	16.45	1.11	461,500	24		0.59	0.59	2.57
12/31/22	16.14	0.40	(0.27)	0.13	—	—	16.27	0.81	450,875	40		0.59	0.59	2.55
12/31/21	12.81	0.48	2.85	3.33	—	—	16.14	26.00	20,846	50		0.50	0.60	3.25
12/31/20	12.44	0.26	0.11	0.37	—	—	12.81	2.97	16,185	40		0.29	0.63	2.28
12/31/19	10.03	0.19	2.22	2.41	—	—	12.44	24.03	9,821	33		0.28	0.64	1.67
12/31/18	10.69	0.08	(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36		0.28	0.68	0.74

JNL/WMC Global Real Estate Fund
Class A
06/30/23	8.77	0.11	0.09	0.20	—	—	8.97	2.28	659,296	72		1.03	1.03	2.48
12/31/22	12.11	0.18	(3.52)	(3.34)	—	—	8.77	(27.58)	670,073	103		1.03	1.03	1.77
12/31/21	9.56	0.11	2.44	2.55	—	—	12.11	26.67	1,019,522	147		1.04	1.04	0.97
12/31/20	10.88	0.17	(1.49)	(1.32)	—	—	9.56	(12.13)	900,492	150		1.05	1.05	1.82
12/31/19	8.88	0.22	1.78	2.00	—	—	10.88	22.52	1,192,796	52		1.05	1.05	2.11
12/31/18	9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57		1.04	1.04	2.26

Class I
06/30/23	9.02	0.13	0.09	0.22	—	—	9.24	2.44	4,689	72		0.73	0.73	2.81
12/31/22	12.42	0.22	(3.62)	(3.40)	—	—	9.02	(27.38)	4,425	103		0.73	0.73	2.13
12/31/21	9.77	0.14	2.51	2.65	—	—	12.42	27.12	5,383	147		0.74	0.74	1.28
12/31/20	11.09	0.12	(1.44)	(1.32)	—	—	9.77	(11.90)	3,424	150		0.75	0.75	1.26
12/31/19	9.02	0.23	1.84	2.07	—	—	11.09	22.95	35,743	52		0.75	0.75	2.24
12/31/18	10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57		0.74	0.74	2.43

(a)	Portfolio turnover including dollar roll transactions for JNL/WMC Balanced Fund was 80%, 55%, 108%, and 137% in 2018, 2019, 2020 and 2021 respectively.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The net expense to average net assets ratio, the total expense to average net assets ratio, and the net investment income (loss) to average net assets ratio, respectively, for both the Master and Feeder Fund are as follows (annualized for periods less than one year): JNL/WMC Equity Income Fund - Class A: December 31, 2021: 0.89%, 0.99%, 2.92%; December 31, 2020: 0.89%, 1.23%, 1.58%; December 31, 2019: 0.88%, 1.24%, 1.40%; December 31, 2018: 0.87%, 1.27%, 0.61%. JNL/WMC Equity Income Fund - Class I: December 31, 2021: 0.59%, 0.69%, 3.16%; December 31, 2020: 0.59%, 0.93%, 1.98%; December 31, 2019: 0.58%, 0.94%, 1.37%; December 31, 2018: 0.57%, 0.97%, 0.45%.

See accompanying Notes to Financial Statements.

JNL Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL/WMC Government Money Market Fund
Class A
06/30/23	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.92	2,817,596	N/A	0.87	(a)	0.56	3.83	(b)
12/31/22	1.00	0.01	(0.01)	0.00	—		—	1.00	0.92	3,038,903	N/A	0.77	(a)	0.56	1.00	(b)
12/31/21	1.00	0.00	0.00	0.00	—		—	1.00	0.00	2,061,601	N/A	0.07		0.56	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.21	2,389,749	N/A	0.24		0.56	0.13	(b)
12/31/19	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.54	1,261,526	N/A	0.72	(a)	0.57	1.53	(b)
12/31/18	1.00	0.01	0.00	0.01	(0.01)		—	1.00	1.13	1,426,473	N/A	0.77	(a)	0.57	1.13	(b)

Class I
06/30/23	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.23	329,952	N/A	0.26		0.26	4.45
12/31/22	1.00	0.02	(0.02)	0.00	—		—	1.00	1.27	327,084	N/A	0.37	(a)	0.26	2.35	(b)
12/31/21	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.04	35,773	N/A	0.07		0.26	0.00	(b)
12/31/20	1.00	0.00	0.00	0.00	(0.00)	(c)	—	1.00	0.31	44,262	N/A	0.20		0.26	0.15	(b)
12/31/19	1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.00	15,034	N/A	0.27		0.27	1.97	(b)
12/31/18	1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.64	14,314	N/A	0.27		0.27	1.75	(b)

JNL/WMC Value Fund
Class A
06/30/23	29.11	0.25	0.31	0.56	—		—	29.67	1.92	775,905	12	0.78		0.78	1.77
12/31/22	30.59	0.44	(1.92)	(1.48)	—		—	29.11	(4.84)	837,010	36	0.78		0.78	1.50
12/31/21	24.09	0.37	6.13	6.50	—		—	30.59	26.98	874,473	29	0.78		0.78	1.32
12/31/20	23.73	0.38	(0.02)	0.36	—		—	24.09	1.52	742,657	47	0.78		0.78	1.77
12/31/19	18.61	0.38	4.74	5.12	—		—	23.73	27.51	822,715	49	0.78		0.78	1.75
12/31/18	24.48	0.41	(2.70)	(2.29)	(0.44)		(3.14)	18.61	(10.30)	691,879	28	0.78		0.78	1.73

Class I
06/30/23	30.34	0.31	0.32	0.63	—		—	30.97	2.08	626,554	12	0.48		0.48	2.07
12/31/22	31.79	0.54	(1.99)	(1.45)	—		—	30.34	(4.56)	621,313	36	0.48		0.48	1.78
12/31/21	24.96	0.47	6.36	6.83	—		—	31.79	27.36	804,602	29	0.48		0.48	1.63
12/31/20	24.51	0.45	0.00	0.45	—		—	24.96	1.84	794,557	47	0.48		0.48	2.05
12/31/19	19.17	0.45	4.89	5.34	—		—	24.51	27.86	692,719	49	0.48		0.48	2.05
12/31/18	25.13	0.49	(2.78)	(2.29)	(0.53)		(3.14)	19.17	(10.02)	548,769	28	0.48		0.48	2.02

(a)	Includes payments by the Fund for the Adviser's recapture of previously waived/reimbursed fees.
(b)

The ratios for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL/WMC Government Money Market Fund for 2018, 2019, 2020, 2021, 2022, and 2023 was 1.33%, 1.68%, (0.19%), (0.49%), 1.21% and 3.52%, respectively, for Class A and 1.75%, 1.97%, 0.15%, (0.19%), 2.46%, and 4.45% respectively, for Class I shares.

(c)	Amount represents less than $0.005.

See accompanying Notes to Financial Statements.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023
NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust and at June 30, 2023 consisted of one hundred and thirty (130) separate funds (each a “Fund”, and collectively, “Funds”). Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds. Prudential plc holds a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Adviser/Sub-Advisers/Sub-Sub-Advisers are:

Fund:	Adviser(s)/Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds operate under a Master Feeder structure and seek to achieve their respective investment objectives by investing all of their assets in a separate mutual fund (“Master Fund”):

JNL/American Funds Balanced Fund, JNL/American Funds Bond Fund of America Fund, JNL/American Funds Capital Income Builder Fund, JNL/American Funds Capital World Bond Fund, JNL/American Funds Global Growth Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund and JNL/American Funds Washington Mutual Investors Fund. These Funds are collectively known as "JNL/American Funds Feeder Funds".

JNAM (Adviser to each Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon International Index Fund, JNL/Mellon S&P 400 MidCap Index Fund and JNL/Mellon Small Cap Index Fund. These Funds are collectively known as "JNL/Mellon Feeder Funds".

JNAM (Adviser to each Feeder Fund) Mellon Investments Corporation (Sub-Adviser to each Master Fund)

The following funds operate under a “Fund of Funds” structure, investing all of their assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”):

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL Aggressive Growth Allocation Fund, JNL Conservative Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNAM (Adviser to each Fund)

JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Moderate Fund and JNL/Goldman Sachs Managed Moderate Growth Fund. These Funds are collectively known as "JNL/Goldman Sachs Funds of Funds".

JNAM (Adviser to each Fund) Goldman Sachs Asset Management, L.P. (Sub-Adviser to each Fund)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
The following funds are advised by JNAM and sub-advised by each Fund's respective Sub-Adviser(s):

JNL iShares Tactical Growth Fund, JNL iShares Tactical Moderate Fund and JNL iShares Tactical Moderate Growth Fund. These Funds are collectively known as "JNL iShares Tactical Funds".

JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund. These Funds are collectively known as "JNL Mellon Master Funds".

JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq® 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund

JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. These Funds are collectively known as "JNL/Vanguard ETF Allocation Funds".

Mellon Investments Corporation
JNL Multi-Manager Alternative Fund

Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP

Kayne Anderson Rudnick Investment Management, LLC
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)

JNL Multi-Manager Emerging Markets Equity Fund	Kayne Anderson Rudnick Investment Management, LLC T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) WCM Investment Management, LLC Wellington Management Company LLP
JNL Multi-Manager International Small Cap Fund	Baillie Gifford Overseas Limited Causeway Capital Management LLC WCM Investment Management, LLC
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Kayne Anderson Rudnick Investment Management, LLC Nuance Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	BAMCO, Inc. Granahan Investment Management, LLC Kayne Anderson Rudnick Investment Management, LLC Segall Bryant & Hamill, LLC Victory Capital Management Inc. WCM Investment Management, LLC
JNL Multi-Manager Small Cap Value Fund	Congress Asset Management Company, LLP Cooke & Bieler, L.P. Reinhart Partners, LLC River Road Asset Management, LLC WCM Investment Management, LLC
JNL Multi-Manager U.S. Select Equity Fund	GQG Partners LLC WCM Investment Management, LLC
JNL/AB Sustainable Global Thematic Fund	AllianceBernstein L.P.
JNL/AQR Large Cap Defensive Style Fund	AQR Capital Management, LLC
JNL/Baillie Gifford International Growth Fund and JNL/Baillie Gifford U.S. Equity Growth Fund	Baillie Gifford Overseas Limited

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Allocation Fund	BlackRock Investment Management, LLC BlackRock (Singapore) Limited (Sub-Sub-Adviser)
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund and JNL/DFA U.S. Small Cap Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund and JNL/DoubleLine® Total Return Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First Sentier Global Infrastructure Fund	First Sentier Investors (Australia) IM Ltd
JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Goldman Sachs 4 Fund	Goldman Sachs Asset Management, L.P.
JNL/GQG Emerging Markets Equity Fund	GQG Partners LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, and JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund and JNL/JPMorgan U.S. Value Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard International Strategic Equity Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/Lord Abbett Short Duration Income Fund	Lord, Abbett & Co. LLC
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company (d/b/a MFS Investment Management)
JNL/Neuberger Berman Commodity Strategy Fund, JNL/Neuberger Berman Gold Plus Strategy Fund and JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Newton Equity Income Fund	Newton Investment Management North America, LLC
JNL/PIMCO Income Fund, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC
JNL/PPM America Floating Rate Income Fund	FIAM LLC PPM America, Inc.*
JNL/PPM America High Yield Bond Fund, and JNL/PPM America Total Return Fund	PPM America, Inc.*
JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price U.S. High Yield Fund	T. Rowe Price Associates, Inc. T. Rowe Price Investment Management, Inc. (Sub-Sub-Adviser)
JNL/T. Rowe Price Established Growth Fund and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Associates, Inc. T. Rowe Price Hong Kong Limited (Sub-Sub-Adviser) T. Rowe Price International Ltd (Sub-Sub-Adviser)
JNL/WCM China Quality Growth Fund and JNL/WCM Focused International Equity Fund	WCM Investment Management, LLC
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/Western Asset Global Multi-Sector Bond Fund	Western Asset Management Company, LLC Western Asset Management Company Limited (Sub-Sub-Adviser) Western Asset Management Company Pte. Ltd. (Sub-Sub-Adviser)
JNL/William Blair International Leaders Fund	William Blair Investment Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Equity Income Fund, JNL/WMC Global Real Estate Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company LLP

* PPM America, Inc. is an affiliate of JNAM.

Each Master Fund is a series of the American Funds Insurance Series® or JNL Mellon Master Funds, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2023, the JNL/American Funds Feeder Funds and JNL/Mellon Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund 10.6%, JNL/American Funds Bond Fund of America Fund 2.7%, JNL/American Funds Capital Income Builder Fund 31.3%, JNL/American Funds Capital World Bond Fund 23.6%, JNL/American Funds Global Growth Fund 11.5%, JNL/American Funds Global Small Capitalization Fund 20.6%, JNL/American Funds Growth Fund 12.1%, JNL/American Funds Growth-Income Fund 26.7%, JNL/American Funds International Fund 20.6%, JNL/American Funds New World Fund 42.7%, JNL/American Funds Washington Mutual Investors Fund 36.1%, JNL/Mellon Bond Index Fund 99.3%, JNL/Mellon Emerging Markets Index Fund 99.8%, JNL/Mellon International Index Fund 99.8%, JNL/Mellon S&P 400 MidCap Index Fund 99.9% and JNL/Mellon Small Cap Index Fund 99.9%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report. For the JNL/Mellon Feeder Funds, the JNL Mellon Master Funds are included here in this report. For the JNL/American Funds Feeder Funds, this report should be read in conjunction with the American Funds Insurance Series Master Funds’ shareholder reports. The American Funds Insurance Series Master Funds' shareholder reports are available on the SEC’s website at www.sec.gov or at www.jackson.com/fund-literature.html.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Capital World Bond Fund, JNL Multi-Manager U.S. Select Equity Fund, JNL/Baillie Gifford U.S. Equity Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Neuberger Berman Gold Plus Strategy Fund, JNL/T. Rowe Price Established Growth Fund, JNL/WCM China Quality Growth Fund and JNL/Western Asset Global Multi-Sector Bond Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL Bond Index Fund, JNL Emerging Markets Index Fund, JNL International Index Fund, JNL Mid Cap Index Fund, JNL Small Cap Index Fund and JNL S&P 500 Index Fund, which only offer Class I shares. Class A shares and Class I shares differ primarily due to 12b-1 fees attributable to Class A shares. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Fund Changes. Effective January 1, 2023, the federal income tax status of JNL/JPMorgan Hedged Equity Fund and JNL/Mellon International Index Fund changed from a Regulated Investment Company (“RIC”) to a partnership. As a result of the tax status change, each Fund’s income, gains, losses and credits are allocated directly to its partners and retain the same character for federal income tax purposes. In addition, each Fund is not able to realize any future benefit from any unused capital loss carryforward and other losses deferred as a RIC, if any. The investment objectives, policies, restrictions, net asset value per share, service providers, fiscal years, and investment portfolios of the Funds did not change in connection with this tax status change. Such a conversion does not impact the contract holders of the separate accounts which own the Funds. The conversion from a RIC to a partnership provides a number of potential benefits to each affected Fund, including accelerated receipt of foreign tax reclaims under certain conditions, a potential increase in securities lending income, elimination of the risk that the affected Fund will fail to qualify for treatment as a RIC under various tests imposed by the Internal Revenue Code and a reduction in the risk of operational and administrative errors as the complexity of the Fund’s tax accounting and financial reporting is reduced. Jackson receives benefits under the federal income tax laws with respect to tax deductions and credits as it relates to the tax structure of the Funds insofar as Jackson is entitled to receive the deduction and credit for any dividends received or foreign tax payments generated by each of the Fund’s investment portfolios because the Funds advised by JNAM are owned directly by Jackson’s separate accounts. As the Funds’ investment adviser, JNAM acts as a fiduciary for the benefit to each affected Fund and in no way seeks to maximize the dividends received deduction or foreign tax credits if there is a potential that it may detrimentally impact a shareholder or contract owner. Any additional benefits related to enhanced dividends received deduction or foreign tax credits to Jackson are not directly shared with the adviser, sub-advisers, Funds, shareholders, or contract owners; however, JNAM is responsible for monitoring that any benefit that Jackson receives from the tax structure of the Funds does not result in a detriment or have a harmful impact to the Funds, shareholders, or contract owners.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the RIC Funds (as discussed in Note 10) are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are

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Notes to Financial Statements (Unaudited)

June 30, 2023

not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including effective-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become uncollectible. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Following Russia's invasion of Ukraine on February 24, 2022, economic sanctions and other restrictive measures have limited the ability of the Funds to receive and record dividend, interest and maturity payments from certain Russian securities or to repatriate Russian currency.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. As it relates to expenses in Master Funds, the Feeder Fund’s shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests because each Feeder Fund invests all of its assets in its respective Master Fund. Such expenses are not included in the Statements of Operations but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period's change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the fair values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

In June 2022, FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify guidance in Topic 820 when measuring the fair value of equity securities subject to contractual

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Notes to Financial Statements (Unaudited)

June 30, 2023

restrictions prohibiting their sale and introduce new disclosure requirements for these securities. The amendments in this update are effective for fiscal years beginning after December 15, 2023. Management is currently evaluating the potential impacts of this ASU on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2023:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Morningstar Wide Moat Index Fund
Common Stocks	—	28,204[3]	(28,204)[3]	—	—	—	—	—
JNL/PIMCO Income Fund
Government and Agency Obligations	—	42,499[4]	—	266	—	(42,765)[4]	—	—
JNL/WCM China Quality Growth Fund
Common Stocks	—	250[5]	(250)[5]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	4,585	—	—	227	254	(2,081)	2,985[6]	277

1 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at June 30, 2023.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2023 except for those noted.

3 During the period, the valuation of common stocks held in JNL/Morningstar Wide Moat Index Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using a last trade strategy and considered a Level 3 valuation.

4 During the period, the valuation of government and agency obligations held in JNL/PIMCO Income Fund were transferred into Level 3 valuation valued using a last bid strategy. The government and agency obligations were sold during the period.

5 During the period, the valuation of common stocks held in JNL/WCM China Quality Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using an ADR Adjustment and considered a Level 3 valuation.

6 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the unobservable input may result in changes to the other equity interest’s fair value measurements at June 30, 2023.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Market Approach	Price Per Share	2.295 – 2.335 (2.315)

† Unobservable inputs were weighted by the relative fair value of the instruments.

The following table summarizes Funds with significant exposure to Russian securities with Level 3 valuations (in thousands) at June 30, 2023. These securities were fair valued at or near zero due to economic sanctions that prohibit the Funds from transacting in these securities or to repatriate Russian currency.

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Notes to Financial Statements (Unaudited)

June 30, 2023

Unrealized Gain/(Loss) ($)
JNL Emerging Markets Index Fund
Common Stocks	(24,725)
JNL Multi-Manager Emerging Markets Equity Fund
Common Stocks	(36,635)
JNL Multi-Manager International Small Cap Fund
Common Stocks	(5,911)
JNL/BlackRock Global Natural Resources Fund
Common Stocks	(40,428)
JNL/GQG Emerging Markets Equity Fund
Common Stocks	(58,548)
JNL/PIMCO Investment Grade Credit Bond Fund
Corporate Bonds and Notes	(6,680)

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund, JNL/WMC Government Money Market Fund, the Funds of Funds and the Feeder Funds, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Securities Lending Collateral Fund or JNL Government Money Market Fund – Class SL, registered government money market funds under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund and JNL Government Money Market Fund. The JNL Securities Lending Collateral Fund and JNL Government Money Market Fund are only offered to the Funds. The JNL Securities Lending Collateral Fund and JNL Government Money Market Fund pay JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund and JNL Government Money Market Fund – Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. Government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. Government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of a Fund’s net assets, shall be collateralized by equity and U.S. Government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable, on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. Government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National

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Notes to Financial Statements (Unaudited)

June 30, 2023

Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA")  since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s comment stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.

Unregistered Securities. Certain Funds may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers to a counterparty a security in exchange for cash with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. Cash received in exchange for securities delivered plus accrued interest to be paid by the Fund are reflected as Payable for Reverse repurchase agreements on the Statements of Assets and Liabilities. Interest paid is recorded as interest expense to the Fund. The Fund receives principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. In periods of increased demand of the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the value of the security delivered by the Fund may decline below the repurchase price of the security.

The average daily balance (in thousands) and the weighted average interest rate for reverse repurchase agreements, for the period ended June 30, 2023, were as follows: JNL Multi-Manager Alternative Fund, $23,392 and 4.78%, respectively, for 181 days outstanding; JNL/PIMCO Real Return Fund, $2,376 and 4.66%, respectively, for 4 days outstanding. The value of reverse repurchase agreements and collateral pledged at June 30, 2023 was as follows:

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
JNL Multi-Manager Alternative Fund
RBC	Federal Home Loan Mortgage Corporation, 0.00-3.00%, due 01/15/33-11/25/50			1,078
	Government National Mortgage Association, 2.50%, due 11/20/50			778
	Federal National Mortgage Association, Inc., 2.50% due 09/25/51			563
		5.85	07/05/2023	2,419	1,980
RBC	Government National Mortgage Association, 2.50%, due 11/20/50			560
	Federal Home Loan Mortgage Corporation, 3.00%, due 11/25/50			564
	Federal National Mortgage Association, Inc., 2.50% due 09/25/51			773
		5.78	08/02/2023	1,869	1,535

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Counter-party	Collateral	Interest Rate Expense/ Income[1] (%)	Maturity Date	Collateral Amount ($)	Payable for Reverse Repurchase Agreement Including Interest Payable ($)
RBC	Federal National Mortgage Association, Inc., 3.24-3.40% due 01/01/28-01/01/33	5.21	08/08/2023	3,844	3,769
RBC	Treasury, United States Department of, 3.00-4.00%, due 08/15/52-11/15/52	5.36	08/02/2023	14,230	14,166
RBC	Treasury, United States Department of, 3.00-4.00%, due 08/15/52-11/15/52	5.21	07/03/2023	13,160	13,156
RBC	Treasury, United States Department of, 4.00%, due 11/15/52	5.35	07/03/2023	1,336	1,328
				36,858	33,075

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Funds may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2023, were as follows: JNL/PIMCO Investment Grade Credit Bond Fund, $18,800 and 5.24%, respectively, for 177 days outstanding; and JNL/PIMCO Real Return Fund, $120,698 and 2.74%, respectively, for 181 days outstanding. At June 30, 2023, JNL/PIMCO Investment Grade Credit Bond Fund and JNL/PIMCO Real Return Fund had $1 and $26, respectively, of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions (in thousands) outstanding accounted for as secured borrowings as of June 30, 2023:

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable ($)
JNL/PIMCO Investment Grade Credit Bond Fund
	U.S. Treasury Obligations	BNP	5.22	7/5/2023	1,034
					1,034

JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	MSC	5.19 - 5.24	7/6/2023	348,683
	U.S. Treasury Obligations	MSC	5.25	7/5/2023	300,169
	U.S. Treasury Obligations	BCL	5.19	7/18/2023	10,646
					659,498

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities. Certain Funds may invest in fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Typically, convertible securities pay dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Credit-Linked Structured Notes. Certain Funds may use credit-linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit-linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit-linked note plus any accrued interest. The reference credit and its credit rating, for each credit-linked note, are presented parenthetically in the Schedules of Investments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

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June 30, 2023

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current fair value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable from Deposits with brokers and counterparties and Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives,

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the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. Certain Funds may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability. All types of options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current fair value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

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Notes to Financial Statements (Unaudited)

June 30, 2023

Futures Contracts. Certain Funds may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

All types of swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that certain Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity,

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June 30, 2023

obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a Fund will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds may use credit default swap agreements on corporate or sovereign issues. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

Certain Funds may use credit default swap agreements on asset-backed securities. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Certain Funds may use credit default swap agreements on credit indices. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that

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June 30, 2023

correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. Certain Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2023. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2023. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2023.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial purposes.

JNL Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	140	—	—	140
Total derivative instruments assets	—	—	140	—	—	140
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(25)	—	(25)
Futures/futures options contracts	—	—	405	—	—	405
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	(82)	—	—	(82)

JNL Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	16,264	25	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL International Index Fund Derivatives Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	100	—	100
[8] Variation margin on futures/futures options contracts	—	—	111	—	—	111
Total derivative instruments assets	—	—	111	100	—	211
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	167	—	167
[8] Variation margin on futures/futures options contracts	—	—	7	—	—	7
Total derivative instruments liabilities	—	—	7	167	—	174
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(215)	—	(215)
Futures/futures options contracts	—	—	2,281	—	—	2,281
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(363)	—	(363)
Futures/futures options contracts	—	—	394	—	—	394

† The JNL International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL International Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
JPM	13	—	—	13	—	—
RBC	1	—	—	1	—	—
UBS	86	—	—	86	—	—
Derivatives eligible for offset	100	—	—	100
Derivatives not eligible for offset	111				—	—
	211
Derivative Liabilities by Counterparty*
BOA	157	—	—	157	—	—
HSB	10	—	—	10	—	—
Derivatives eligible for offset	167	—	—	167
Derivatives not eligible for offset	7				1,169	—
	174

JNL International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	17,237	45,178	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging, to reduce foreign currency exposure on investment securities denominated in foreign currencies, to create foreign currency exposure in U.S. dollar cash balances and to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds and to obtain credit exposure. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	—	—	221	59	528	808
Forward foreign currency contracts	—	—	—	1,409	—	1,409
[8] Variation margin on futures/futures options contracts	—	—	—	37	321	358
[8] Variation margin on swap agreements	—	22	—	—	9	31
OTC swap agreements	—	—	9,437	—	743	10,180
Total derivative instruments assets	—	22	9,658	1,505	1,601	12,786
Derivative instruments liabilities:
Written options, at value	—	—	1,497	55	1,708	3,260
Forward foreign currency contracts	—	—	—	645	—	645
[8] Variation margin on futures/futures options contracts	—	—	—	28	259	287
[8] Variation margin on swap agreements	—	1	—	—	171	172
OTC swap agreements	—	—	9,097	—	—	9,097
Total derivative instruments liabilities	—	1	10,594	728	2,138	13,461
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	(125)	(158)	(6,443)	(6,726)
Written option contracts	—	—	426	1,157	8,637	10,220
Forward foreign currency contracts	—	—	—	(1,529)	—	(1,529)
Futures/futures options contracts	—	—	—	(537)	(3,275)	(3,812)
Swap agreements	—	446	(962)	—	(606)	(1,122)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(134)	(70)	642	438
Written options	—	—	(200)	97	(1,234)	(1,337)
Forward foreign currency contracts	—	—	—	1,621	—	1,621
Futures/futures options contracts	—	—	—	(735)	4,129	3,394
Swap agreements	—	—	(3,031)	—	(475)	(3,506)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	249	(23)	(122)	104	—	122
BOA	245	(245)	—	—	—	143
CIT	5	(3)	—	2	—	—
GSC	6,621	(5,176)	—	1,445	—	—
HSB	138	(56)	—	82	—	—
JPM	484	(484)	—	—	—	401
MSC	3,794	(3,513)	(120)	161	—	120
SSB	61	—	—	61	—	—
Derivatives eligible for offset	11,597	(9,500)	(242)	1,855
Derivatives not eligible for offset	1,189				—	—
	12,786
Derivative Liabilities by Counterparty*
BNP	23	(23)	—	—	—	—
BOA	250	(245)	(5)	—	1,161	—
CIT	3	(3)	—	—	—	—
GSC	5,176	(5,176)	—	—	15,190	—
HSB	56	(56)	—	—	550	—
JPM	776	(484)	(292)	—	1,680	—
MSC	3,513	(3,513)	—	—	21,619	—
Derivatives eligible for offset	9,797	(9,500)	(297)	—
Derivatives not eligible for offset	3,664				5,051	2,337
	13,461

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	3,922	639,275	80,860	202,817	—	27,655	14,173	104,237

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, interest rate swap valuations, credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. The Fund entered into contracts for difference as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	1	20	10,115	154	608	10,898
Forward foreign currency contracts	—	—	—	5,606	—	5,606
[8] Variation margin on futures/futures options contracts	—	—	739	—	918	1,657
[8] Variation margin on swap agreements	—	302	—	—	811	1,113
OTC swap agreements	—	47	1,349	—	1,269	2,665
OTC swap premiums paid	—	393	—	—	—	393
Total derivative instruments assets	1	762	12,203	5,760	3,606	22,332
Derivative instruments liabilities:
Written options, at value	66	—	2,419	40	7,753	10,278
Forward foreign currency contracts	—	—	—	9,986	—	9,986
[8] Variation margin on futures/futures options contracts	—	—	30	—	1,765	1,795
[8] Variation margin on swap agreements	—	10	—	—	1,081	1,091
OTC swap agreements	—	231	2,042	—	1,020	3,293
OTC swap premiums received	—	13	—	—	—	13
Total derivative instruments liabilities	66	254	4,491	10,026	11,619	26,456
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	(1,609)	(702)	(418)	(858)	(2,172)	(5,759)
Written option contracts	316	317	8,489	423	7,059	16,604
Forward foreign currency contracts	—	—	—	(10,282)	—	(10,282)
Futures/futures options contracts	—	—	3,459	—	(8,529)	(5,070)
Swap agreements	—	(217)	(1,540)	—	(1,626)	(3,383)
Net change in unrealized appreciation (depreciation) on:
Purchased options	(325)	(57)	4,414	(69)	(7,466)	(3,503)
Written options	110	12	(1,175)	25	11,337	10,309
Forward foreign currency contracts	—	—	—	(5,541)	—	(5,541)
Futures/futures options contracts	—	—	822	—	12,045	12,867
Swap agreements	—	1,952	(383)	—	(14,408)	(12,839)

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	697	(697)	—	—	374	—
BNP	565	(96)	(60)	409	60	—
BOA	158	(158)	—	—	—	156
CIT	2,380	(2,290)	—	90	—	—
DUB	52	(52)	—	—	—	—
GSC	307	(307)	—	—	—	—
HSB	764	(111)	(21)	632	—	21
JPM	2,503	(2,503)	—	—	—	—
MSC	1,563	(1,199)	—	364	—	—
NSI	143	—	—	143	—	—
RBC	15	(1)	—	14	—	—
TDB	20	—	—	20	—	—
UBS	98	(98)	—	—	—	—
Derivatives eligible for offset	9,265	(7,512)	(81)	1,672
Derivatives not eligible for offset	13,067				—	—
	22,332
Derivative Liabilities by Counterparty*
BCL	955	(697)	—	258	—	—
BNP	96	(96)	—	—	—	—
BOA	294	(158)	(136)	—	—	5,509
CIT	2,290	(2,290)	—	—	—	1,647
DUB	72	(52)	—	20	—	—
GSC	3,757	(307)	(3,427)	23	—	3,427
HSB	111	(111)	—	—	—	—
JPM	5,557	(2,503)	(2,409)	645	—	2,409
MSC	1,199	(1,199)	—	—	—	166
RBC	1	(1)	—	—	—	—
UBS	6,787	(98)	(6,689)	—	—	67,256
WBC	2	—	—	2	—	—
Derivatives eligible for offset	21,121	(7,512)	(12,661)	948
Derivatives not eligible for offset	5,335				37,700	—
	26,456

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	30,570	1,152,454	1,015,368	2,303,196	—	64,751	30,068	48,166

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as a part of its investment strategy, to obtain exposure to or hedge changes in interest rates, inflation and in interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into interest rate swap agreements to manage duration, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to provide a measure of protection against defaults of issuers, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	—	—	—	—	696	696
[8] Variation margin on swap agreements	—	—	—	—	2	2
OTC swap agreements	—	34	—	—	—	34
OTC swap premiums paid	—	483	—	—	—	483
Total derivative instruments assets	—	517	—	—	698	1,215
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	42	42
OTC swap agreements	—	14	—	—	—	14
OTC swap premiums received	—	23	—	—	—	23
Total derivative instruments liabilities	—	37	—	—	42	79
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	199	199
Swap agreements	—	23	—	—	(70)	(47)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(163)	(163)
Futures/futures options contracts	—	—	—	—	297	297
Swap agreements	—	20	—	—	30	50

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	10	(5)	—	5	—	—
GSC	6	(6)	—	—	—	—
JPM	704	(2)	—	702	—	—
MSC	10	—	—	10	—	—
Derivatives eligible for offset	730	(13)	—	717
Derivatives not eligible for offset	485				—	—
	1,215
Derivative Liabilities by Counterparty*
CIT	5	(5)	—	—	—	—
GSC	7	(6)	—	1	—	—
JPM	2	(2)	—	—	—	—
Derivatives eligible for offset	14	(13)	—	1
Derivatives not eligible for offset	65				—	2,173
	79

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	229	30,492	—	4,188	—	2,890	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Franklin Templeton Income Fund – The Fund entered into options contracts as a means of risk management/hedging, to generate income, and to obtain exposure to or hedge changes in securities prices. The Fund into futures contracts to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions.

JNL/Franklin Templeton Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	147	147
Total derivative instruments assets	—	—	—	—	147	147
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Written option contracts	—	—	243	—	—	243
Futures/futures options contracts	—	—	—	—	(282)	(282)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(402)	(402)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	147				—	—
	147
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				1,534	—
	—

JNL/ Franklin Templeton Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	175	55,841	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in securities prices. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts as a means of risk management/hedging.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,726	—	1,726
[8] Variation margin on futures/futures options contracts	—	—	2,034	66	590	2,690
Total derivative instruments assets	—	—	2,034	1,792	590	4,416
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2,676	—	2,676
[8] Variation margin on futures/futures options contracts	—	—	215	86	22	323
Total derivative instruments liabilities	—	—	215	2,762	22	2,999
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	(715)	—	—	(715)
Forward foreign currency contracts	—	—	—	(2,920)	—	(2,920)
Futures/futures options contracts	—	—	697	(6,719)	(1,069)	(7,091)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	780	—	—	780
Forward foreign currency contracts	—	—	—	5,758	—	5,758
Futures/futures options contracts	—	—	3,281	(3,456)	(2,453)	(2,628)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BNP	39	(39)	—	—	—	—
HSB	1,637	(1,414)	—	223	—	—
MLP	6	(6)	—	—	—	—
MSC	12	(12)	—	—	—	—
RBC	21	(16)	—	5	—	—
SSB	11	(8)	—	3	—	—
Derivatives eligible for offset	1,726	(1,495)	—	231
Derivatives not eligible for offset	2,690				—	—
	4,416
Derivative Liabilities by Counterparty*
BNP	66	(39)	—	27	—	—
CIT	75	—	—	75	—	—
GSC	432	—	—	432	—	—
HSB	1,414	(1,414)	—	—	—	—
MLP	178	(6)	—	172	—	—
MSC	487	(12)	—	475	—	—
RBC	16	(16)	—	—	—	—
SSB	8	(8)	—	—	—	—
Derivatives eligible for offset	2,676	(1,495)	—	1,181
Derivatives not eligible for offset	323				1,899	13,939
	2,999

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	691	504,065	325,679	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	—	—	7,564	—	—	7,564
[8] Variation margin on futures/futures options contracts	—	—	241	—	—	241
Total derivative instruments assets	—	—	7,805	—	—	7,805
Derivative instruments liabilities:
Written options, at value	—	—	7,287	—	—	7,287
Total derivative instruments liabilities	—	—	7,287	—	—	7,287
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	(28,476)	—	—	(28,476)
Written option contracts	—	—	(4,716)	—	—	(4,716)
Futures/futures options contracts	—	—	1,430	—	—	1,430
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(332)	—	—	(332)
Written options	—	—	158	—	—	158
Futures/futures options contracts	—	—	699	—	—	699

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	28,298	15,554	—	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Mellon World Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon World Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	5	—	5
[8] Variation margin on futures/futures options contracts	—	—	44	—	—	44
Total derivative instruments assets	—	—	44	5	—	49
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	7	—	7
Total derivative instruments liabilities	—	—	—	7	—	7
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	11	—	11
Futures/futures options contracts	—	—	522	—	—	522
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(35)	—	(35)
Futures/futures options contracts	—	—	295	—	—	295

JNL/Mellon World Index Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
UBS	5	—	—	5	—	—
Derivatives eligible for offset	5	—	—	5
Derivatives not eligible for offset	44				—	—
	49
Derivative Liabilities by Counterparty*
BOA	5	—	—	5	—	—
HSB	2	—	—	2	—	—
Derivatives eligible for offset	7	—	—	7
Derivatives not eligible for offset	—				275	—
	7

JNL/ Mellon World Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	5,678	1,932	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates, to hedge accrued dividends and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality, to manage duration at the cross-sector level, on asset-backed securities to provide a measure of protection against defaults of the referenced obligation and on asset-backed securities to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default used in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	345	—	345
[8] Variation margin on futures/futures options contracts	—	—	—	—	85	85
[8] Variation margin on swap agreements	—	—	—	—	16	16
OTC swap agreements	—	—	—	—	189	189
Total derivative instruments assets	—	—	—	345	290	635
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	217	—	217
[8] Variation margin on futures/futures options contracts	—	—	—	—	609	609
[8] Variation margin on swap agreements	—	—	—	—	15	15
Total derivative instruments liabilities	—	—	—	217	624	841
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(2,492)	—	(2,492)
Futures/futures options contracts	—	—	—	—	4,173	4,173
Swap agreements	—	2,087	—	—	(396)	1,691
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	2,551	—	2,551
Futures/futures options contracts	—	—	—	—	(2,302)	(2,302)
Swap agreements	—	53	—	—	600	653

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	102	(61)	—	41	—	—
GSC	243	(29)	—	214	—	—
JPM	30	(20)	—	10	—	—
SSB	159	(107)	—	52	—	—
Derivatives eligible for offset	534	(217)	—	317
Derivatives not eligible for offset	101				—	—
	635
Derivative Liabilities by Counterparty*
CIT	61	(61)	—	—	—	—
GSC	29	(29)	—	—	—	—
JPM	20	(20)	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
SSB	107	(107)	—	—	—	—
Derivatives eligible for offset	217	(217)	—	—
Derivatives not eligible for offset	624				2,870	—
	841

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	231,787	56,257	13,706	—	18,624	19,030

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physcial securities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to magange cash flows, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitue for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	4,102	—	4,102
[8] Variation margin on futures/futures options contracts	—	—	—	—	94	94
[8] Variation margin on swap agreements	—	805	—	—	1,668	2,473
OTC swap agreements	—	1,670	—	—	—	1,670
OTC swap premiums paid	—	2,366	—	—	—	2,366
Total derivative instruments assets	—	4,841	—	4,102	1,762	10,705
Derivative instruments liabilities:
Written options, at value	—	—	—	—	2,963	2,963
Forward foreign currency contracts	—	—	—	3,463	—	3,463
[8] Variation margin on futures/futures options contracts	—	—	—	—	791	791
[8] Variation margin on swap agreements	—	10	—	—	2,363	2,373
OTC swap agreements	—	1,519	—	—	—	1,519
OTC swap premiums received	—	3,192	—	—	—	3,192
Total derivative instruments liabilities	—	4,721	—	3,463	6,117	14,301
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Written option contracts	—	7	—	—	2,472	2,479
Forward foreign currency contracts	—	—	—	1,770	—	1,770
Futures/futures options contracts	—	—	—	—	(647)	(647)
Swap agreements	—	6,966	—	—	(6,298)	668
Net change in unrealized appreciation (depreciation) on:
Written options	—	(5)	—	—	(13)	(18)
Forward foreign currency contracts	—	—	—	518	—	518
Futures/futures options contracts	—	—	—	—	610	610
Swap agreements	—	695	—	—	1,169	1,864

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	396	(11)	—	385	—	—
BOA	97	(97)	—	—	—	—
CIT	711	(711)	—	—	570	—
DUB	432	(165)	(120)	147	120	—
GSC	4,013	(3,393)	—	620	—	—
JPM	123	(123)	—	—	—	—
Derivatives eligible for offset	5,772	(4,500)	(120)	1,152
Derivatives not eligible for offset	4,933				—	—
	10,705
Derivative Liabilities by Counterparty*
BCL	11	(11)	—	—	—	—
BOA	277	(97)	(180)	—	—	262
CIT	2,437	(711)	—	1,726	—	—
DUB	165	(165)	—	—	—	—
GSC	3,393	(3,393)	—	—	—	2,123
JPM	565	(123)	(442)	—	—	490
Derivatives eligible for offset	6,848	(4,500)	(622)	1,726
Derivatives not eligible for offset	7,453				30,751	6,459
	14,301

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BOA	320,709	(320,709)	—	—	—	—
GSC	26,632	(26,632)	—	—	—	—
JPM	79,730	(79,730)	—	—	—	—
MSC	106,671	(106,671)	—	—	—	—
	533,742	(533,742)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	—	—	—	—	—	3
BOA	321,750	(320,709)	(1,041)	—	—	2,327
GSC	26,802	(26,632)	—	170	—	—
JPM	79,970	(79,730)	(240)	—	—	671
MSC	107,118	(106,671)	(447)	—	—	1,511
	535,640	(533,742)	(1,728)	170

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,389	221,644	371,421	3,063,330	—	412,555	1,764

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Investment Grade Credit Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	550	—	550
[8] Variation margin on futures/futures options contracts	—	—	—	—	72	72
[8] Variation margin on swap agreements	—	92	—	—	107	199
OTC swap agreements	—	350	—	—	—	350
OTC swap premiums paid	—	158	—	—	—	158
Total derivative instruments assets	—	600	—	550	179	1,329
Derivative instruments liabilities:
Written options, at value	—	—	—	—	13	13
Forward foreign currency contracts	—	—	—	714	—	714
[8] Variation margin on futures/futures options contracts	—	—	—	—	14	14
[8] Variation margin on swap agreements	—	9	—	—	34	43
OTC swap agreements	—	120	—	—	—	120
OTC swap premiums received	—	253	—	—	—	253
Total derivative instruments liabilities	—	382	—	714	61	1,157
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Written option contracts	—	3	—	—	182	185
Forward foreign currency contracts	—	—	—	91	—	91
Futures/futures options contracts	—	—	—	—	32	32
Swap agreements	—	960	—	—	(924)	36
Net change in unrealized appreciation (depreciation) on:
Written options	—	(4)	—	—	8	4
Forward foreign currency contracts	—	—	—	425	—	425
Futures/futures options contracts	—	—	—	—	(80)	(80)
Swap agreements	—	408	—	—	1,349	1,757

JNL/PIMCO Investment Grade Credit Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	65	(10)	—	55	—	—
BNP	161	(61)	(100)	—	110	—
BOA	186	(125)	—	61	—	—
CIT	122	(16)	—	106	—	—
DUB	45	—	(45)	—	260	—
GSC	104	(104)	—	—	—	—
JPM	44	(44)	—	—	—	—
MSC	24	(11)	(13)	—	20	—
SCB	8	(1)	—	7	—	—
UBS	141	—	—	141	—	—
Derivatives eligible for offset	900	(372)	(158)	370
Derivatives not eligible for offset	429				—	—
	1,329
Derivative Liabilities by Counterparty*
BCL	10	(10)	—	—	—	—
BNP	61	(61)	—	—	—	—
BOA	125	(125)	—	—	—	—
CIT	16	(16)	—	—	—	—
GSC	217	(104)	—	113	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
JPM	406	(44)	(281)	81	—	281
MSC	11	(11)	—	—	—	20
SCB	1	(1)	—	—	—	—
Derivatives eligible for offset	847	(372)	(281)	194
Derivatives not eligible for offset	310				7,150	12,182
	1,157

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	1,275	(1,275)	—	—	—	—
BNP	1,012	(1,012)	—	—	—	—
BOA	21,223	(21,223)	—	—	—	—
GSC	19,817	(19,817)	—	—	—	—
JPM	—	—	—	—	43	—
WFI	4,902	(4,902)	—	—	—	—
	48,229	(48,229)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	1,282	(1,275)	—	7	—	—
BNP	1,033	(1,012)	—	21	—	—
BOA	21,355	(21,223)	(132)	—	—	364
GSC	19,917	(19,817)	—	100	—	—
WFI	4,916	(4,902)	—	14	—	—
	48,503	(48,229)	(132)	142

JNL/PIMCO Investment Grade Credit Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	32	72,050	75,550	22,364	—	105,421	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitue for investment in physcial securites, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, manage cash flows, obtain exposure to hedge changes in interest rates, and replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, create foreign currency exposure in U.S. dollar cash balances, and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	—	—	—	—	3,113	3,113
Forward foreign currency contracts	—	—	—	774	—	774
[8] Variation margin on futures/futures options contracts	—	—	—	—	928	928
[8] Variation margin on swap agreements	—	—	—	—	915	915
Total derivative instruments assets	—	—	—	774	4,956	5,730
Derivative instruments liabilities:
Written options, at value	—	—	—	—	6,015	6,015
Forward foreign currency contracts	—	—	—	2,228	—	2,228
[8] Variation margin on futures/futures options contracts	—	—	—	—	510	510
[8] Variation margin on swap agreements	—	—	—	—	1,303	1,303
OTC swap agreements	—	—	—	—	5,307	5,307
Total derivative instruments liabilities	—	—	—	2,228	13,135	15,363
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(1,954)	(1,954)
Written option contracts	—	—	—	—	2,598	2,598
Forward foreign currency contracts	—	—	—	(1,632)	—	(1,632)
Futures/futures options contracts	—	—	—	—	(6,879)	(6,879)
Swap agreements	—	4	—	—	(20,509)	(20,505)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	1,851	1,851
Written options	—	—	—	—	(2,381)	(2,381)
Forward foreign currency contracts	—	—	—	1,510	—	1,510
Futures/futures options contracts	—	—	—	—	2,214	2,214
Swap agreements	—	(2)	—	—	19,791	19,789

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CIT	768	—	(670)	98	670	—
DUB	3,113	(3,113)	—	—	—	—
JPM	1	(1)	—	—	—	—
UBS	5	(5)	—	—	—	—
Derivatives eligible for offset	3,887	(3,119)	(670)	98
Derivatives not eligible for offset	1,843				—	—
	5,730
Derivative Liabilities by Counterparty*
BOA	359	—	(359)	—	—	533
BPC	41	—	—	41	—	—
DUB	5,297	(3,113)	(2,009)	175	—	2,009
JPM	185	(1)	(184)	—	—	270
MSC	5,432	—	(5,432)	—	—	5,613
UBS	1,975	(5)	(1,970)	—	—	2,670
Derivatives eligible for offset	13,289	(3,119)	(9,954)	216
Derivatives not eligible for offset	2,074				12,494	3,801
	15,363

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Gross Amount Presented in the Statements of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	11,587	(11,587)	—	—	—	—
BOA	20,522	(20,522)	—	—	—	—
JPM	32,700	(32,700)	—	—	—	—
MSC	691,391	(691,391)	—	—	—	—
	756,200	(756,200)	—	—

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	11,685	(11,587)	(7)	91	—	7
BOA	20,574	(20,522)	—	52	—	—
CGM	—	—	—	—	—	271
JPM	32,909	(32,700)	—	209	—	—
MSC	704,657	(691,391)	(998)	12,268	—	998
	769,825	(756,200)	(1,005)	12,620

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	4,102	829,394	191,340	445,159	—	700	412,377

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund Derivative Strategies - The Fund entered into options contracts to generate income and to obtain exposure to or hedge changes in security prices. The Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settle dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/T. Rowe Price Capital Appreciation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments liabilities:
Written options, at value	—	—	159,823	—	—	159,823
Total derivative instruments liabilities	—	—	159,823	—	—	159,823
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Written option contracts	—	—	34,695	—	—	34,695
Forward foreign currency contracts	—	—	—	(60)	—	(60)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(92,760)	—	—	(92,760)

JNL/T.Rowe Price Capital Appreciation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—
Derivative Liabilities by Counterparty*
BCL	2,639	—	—	2,639	—	—
BOA	4,364	—	(4,364)	—	—	116,937
CCI	726	—	—	726	—	—
CIT	11,242	—	—	11,242	—	—
GSC	25,253	—	(25,253)	—	—	330,692
JPM	41,875	—	—	41,875	—	—
MLP	967	—	—	967	—	—
UBS	14,342	—	(14,342)	—	—	27,199
WFI	58,415	—	(58,415)	—	—	493,794
Derivatives eligible for offset	159,823	—	(102,374)	57,449
Derivatives not eligible for offset	—				—	—
	159,823

JNL/T.Rowe Price Capital Appreciation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	84,349	—	438	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/T. Rowe Price Short-Term Bond Fund - entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	5	5
OTC swap premiums paid	—	1,130	—	—	—	1,130
Total derivative instruments assets	—	1,130	—	—	5	1,135
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	138	138
OTC swap agreements	—	514	—	—	—	514
Total derivative instruments liabilities	—	514	—	—	138	652
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(1,592)	(1,592)
Swap agreements	—	(58)	—	—	—	(58)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(3,603)	(3,603)
Swap agreements	—	(514)	—	—	—	(514)

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
MSC	—	—	—	—	646	—
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	1,135				—	—
	1,135
Derivative Liabilities by Counterparty*
MSC	514	—	—	514	—	—
Derivatives eligible for offset	514	—	—	514
Derivatives not eligible for offset	138				—	1,930
	652

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	408,217	—	—	—	23,461	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Purchased options, at value	—	—	385	—	—	385
Forward foreign currency contracts	—	—	—	33	—	33
OTC swap agreements	—	—	339	—	—	339
Total derivative instruments assets	—	—	724	33	—	757
Derivative instruments liabilities:
Written options, at value	—	—	1,976	—	—	1,976
Forward foreign currency contracts	—	—	—	78	—	78
OTC swap agreements	—	—	629	—	—	629
Total derivative instruments liabilities	—	—	2,605	78	—	2,683
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	(903)	—	—	(903)
Written option contracts	—	—	1,568	—	—	1,568
Forward foreign currency contracts	—	—	—	(90)	—	(90)
Swap agreements	—	—	(1,376)	—	—	(1,376)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	45	—	—	45
Written options	—	—	240	—	—	240
Forward foreign currency contracts	—	—	—	5	—	5
Swap agreements	—	—	1,156	—	—	1,156
JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	84	(8)	—	76	—	—
GSC	262	(262)	—	—	—	—
JPM	79	(79)	—	—	—	—
Derivatives eligible for offset	425	(349)	—	76
Derivatives not eligible for offset	332				—	—
	757
Derivative Liabilities by Counterparty*
BOA	8	(8)	—	—	230	—
GSC	658	(262)	(370)	26	370	—
JPM	266	(79)	(187)	—	1,610	—
Derivatives eligible for offset	932	(349)	(557)	26
Derivatives not eligible for offset	1,751				—	—
	2,683

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	2,346	—	11,677	—	—	—	30,068

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/Western Asset Global Multi-Sector Bond Fund Derivative Strategies – The Fund entered into options contracts as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Western Asset Global Multi-Sector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	358	—	358
[8] Variation margin on futures/futures options contracts	—	—	—	—	82	82
Total derivative instruments assets	—	—	—	358	82	440
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2,513	—	2,513
[8] Variation margin on futures/futures options contracts	—	—	—	—	52	52
Total derivative instruments liabilities	—	—	—	2,513	52	2,565
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Purchased option contracts	—	—	—	(62)	—	(62)
Forward foreign currency contracts	—	—	—	(6,017)	—	(6,017)
Futures/futures options contracts	—	—	—	—	(871)	(871)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	48	—	48
Forward foreign currency contracts	—	—	—	1,604	—	1,604
Futures/futures options contracts	—	—	—	—	308	308

JNL/Western Asset Global Multi-Sector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	279	—	(122)	157	—	122
GSC	73	(73)	—	—	—	—
JPM	4	—	—	4	—	—
MSC	2	(2)	—	—	—	—
Derivatives eligible for offset	358	(75)	(122)	161
Derivatives not eligible for offset	82				—	—
	440
Derivative Liabilities by Counterparty*
GSC	1,246	(73)	—	1,173	—	—
MSC	1,267	(2)	—	1,265	—	—
Derivatives eligible for offset	2,513	(75)	—	2,438
Derivatives not eligible for offset	52				1,699	—
	2,565

JNL/Western Asset Global Multi-Sector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	9	61,993	98,115	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL/ WMC Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in securities prices and to replicate treasury bond positions. The fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/WMC Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	—	—	45	45
Total derivative instruments assets	—	—	—	—	45	45
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	150	150
Total derivative instruments liabilities	—	—	—	—	150	150
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2023
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	21	—	21
Futures/futures options contracts	—	—	—	—	85	85
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(2)	—	(2)
Futures/futures options contracts	—	—	—	—	(724)	(724)

JNL/WMC Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	208,322	4,363	—	—	—	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

The financial instruments eligible for offset table is presented for the following Funds, which held derivatives instruments with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/DoubleLine Shiller Enhanced CAPE Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	32,271	—	(27,939)	4,332	—	27,939
BNP	30,919	—	(27,270)	3,649	—	27,270
BOA	11,530	—	(9,363)	2,167	—	9,363
CIB	40,890	—	(40,890)	—	—	41,367
Derivatives eligible for offset	115,610	—	(105,462)	10,148
Derivatives not eligible for offset	—				—	—
	115,610
Derivative Liabilities by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	—				—	—
	—

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2023, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2023, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.
* Counterparties are defined on page 611 in the Schedules of Investments.

The derivative strategy for Funds which had significant derivative exposure during the period is as follows: JNL Mid Cap Index Fund, JNL S&P 500 Index Fund, JNL Small Cap Index Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon U.S. Stock Market Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar U.S. Sustainability Index Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/AB Sustainable Global Thematic Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/AQR Large Cap Defensive Style Fund entered into futures contracts to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Lord Abbett Short Duration Income Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. JNL/Neuberger Berman Commodity Strategy Fund and JNL/Neuberger Berman Gold Plus Strategy Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL/PPM America Total Return Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates. JNL/T. Rowe Price Balanced Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL Multi-Manager Emerging Markets Equity Fund, JNL Multi-Manager International Small Cap Fund, JNL/Baillie Gifford International Growth Fund, JNL/BlackRock Global Natural Resources Fund, JNL/Causeway International Value Select Fund, JNL/DFA International Core Equity Fund, JNL/First Sentier Global Infrastructure Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Growth Fund, JNL/Lazard International Strategic Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar PitchBook Listed Private Equity Index Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Value Fund, JNL/WCM Focused International Equity Fund, JNL/William Blair International Leaders Fund, and JNL/WMC Global Real Estate Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

The derivative instruments outstanding as of June 30, 2023, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2023, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Mid Cap Index Fund	32,378	—	—
JNL Small Cap Index Fund	11,751	—	—
JNL Multi-Manager Emerging Markets Equity Fund	—	1,368	—
JNL Multi-Manager International Small Cap Fund	—	815	—
JNL S&P 500 Index Fund	3,436	—	—
JNL/AB Sustainable Global Thematic Fund	—	5,659	—
JNL/AQR Large Cap Defensive Style Fund	17,084	—	—
JNL/Baillie Gifford International Growth Fund	—	745	—
JNL/BlackRock Global Natural Resources Fund	—	3,504	—
JNL/Causeway International Value Select Fund	—	5,219	—
JNL/DFA International Core Equity Fund	—	80	—
JNL/DoubleLine Core Fixed Income Fund	—	405	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	1,838,357
JNL/First Sentier Global Infrastructure Fund	—	277	—
JNL/GQG Emerging Markets Equity Fund	—	1,118	—
JNL/Harris Oakmark Global Equity Fund	—	416	—
JNL/Invesco Diversified Dividend Fund	—	150	—
JNL/Invesco Global Growth Fund	—	735	—
JNL/Lazard International Strategic Equity Fund	—	972	—
JNL/Loomis Sayles Global Growth Fund	—	809	—
JNL/Lord Abbett Short Duration Income Fund	491,429	—	—
JNL/Mellon Communication Services Sector Fund	1,696	—	—
JNL/Mellon Consumer Discretionary Sector Fund	5,399	—	—
JNL/Mellon Consumer Staples Sector Fund	2,785	—	—
JNL/Mellon Dow Index Fund	13,812	—	—
JNL/Mellon Energy Sector Fund	17,184	—	—
JNL/Mellon Financial Sector Fund	8,902	—	—
JNL/Mellon Healthcare Sector Fund	12,212	—	—
JNL/Mellon Industrials Sector Fund	1,459	—	—
JNL/Mellon Information Technology Sector Fund	20,542	—	—
JNL/Mellon Materials Sector Fund	1,396	—	—
JNL/Mellon Nasdaq 100 Index Fund	83,466	—	—
JNL/Mellon Real Estate Sector Fund	1,138	—	—
JNL/Mellon S&P 500 Index Fund	128,328	—	—
JNL/Mellon U.S. Stock Market Index Fund	27,174	—	—
JNL/Mellon Utilities Sector Fund	3,970	—	—
JNL/MFS Mid Cap Value Fund	—	55	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	22	—
JNL/Morningstar U.S. Sustainability Index Fund	1,003	—	—
JNL/Morningstar Wide Moat Index Fund	7,461	—	—
JNL/Neuberger Berman Commodity Strategy Fund	334,883	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	23,268	—	—
JNL/PPM America Total Return Fund	271,353	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	1,564	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	7,826	—	—
JNL/T. Rowe Price Balanced Fund	8,642	87	—
JNL/T. Rowe Price Established Growth Fund	—	836	—
JNL/T. Rowe Price Value Fund	—	108	—
JNL/WCM Focused International Equity Fund	—	2,170	—
JNL/William Blair International Leaders Fund	—	3,703	—
JNL/WMC Global Real Estate Fund	—	2,257	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2023 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Options	Swaps
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)	Pledged or Segregated Securities($)
JNL Emerging Markets Index Fund	GSC	529	—	—	—
JNL International Index Fund	GSC	1,169	—	—	—
JNL Mid Cap Index Fund	GSC	1,880	—	—	—
JNL Small Cap Index Fund	GSC	804	—	—	—
JNL S&P 500 Index Fund	GSC	225	—	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	559	—	—	—
JNL/JPMorgan Hedged Equity Fund	GSC	1,040	—	291,054	—
JNL/Lord Abbett Short Duration Income Fund	BOA	2,553	—	—	—
JNL/Mellon Communication Services Sector Fund	GSC	222	—	—	—
JNL/Mellon Consumer Discretionary Sector Fund	GSC	477	—	—	—
JNL/Mellon Consumer Staples Sector Fund	GSC	180	—	—	—
JNL/Mellon Dow Index Fund	GSC	601	—	—	—
JNL/Mellon Energy Sector Fund	GSC	2,054	—	—	—
JNL/Mellon Financial Sector Fund	GSC	449	—	—	—
JNL/Mellon Healthcare Sector Fund	GSC	470	—	—	—
JNL/Mellon Industrials Sector Fund	GSC	94	—	—	—
JNL/Mellon Information Technology Sector Fund	GSC	2,489	—	—	—
JNL/Mellon Materials Sector Fund	GSC	129	—	—	—
JNL/Mellon Nasdaq 100 Index Fund	GSC	4,134	—	—	—
JNL/Mellon Real Estate Sector Fund	GSC	107	—	—	—
JNL/Mellon S&P 500 Index Fund	GSC	10,097	—	—	—
JNL/Mellon U.S. Stock Market Index Fund	GSC	2,055	—	—	—
JNL/Mellon Utilities Sector Fund	GSC	203	—	—	—
JNL/Morningstar U.S. Sustainability Index Fund	GSC	95	—	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	473	—	—	—
JNL/Neuberger Berman Commodity Strategy Fund	GSC	26,851	—	—	—
JNL/Neuberger Berman Gold Plus Strategy Fund	GSC	1,955	—	—	—
JNL/PPM America Total Return Fund	MLP, WFC	3,939	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	GSC	104	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund	GSC	401	—	—	—
JNL/T. Rowe Price Balanced Fund	GSC	—	173	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	1,930	—	—
JNL/WMC Balanced Fund	MSC,WFC,GSC	—	861	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	JPM, MSC	27,390	414,579
JNL/BlackRock Global Allocation Fund	UBS	8,825	—

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL/JPMorgan Global Allocation Fund	CIT	—	5,492
JNL/Westchester Capital Event Driven Fund	JPM	11,002	13,956

NOTE 7. PRINCIPAL RISKS

Market and Volatility Risk. In the normal course of business, certain Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because certain Funds may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, including (if applicable) as a result of its investment objective to track the performance of an index, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Underlying Fund Investment Risk. As it relates to Funds of Funds and Master Feeder Funds, each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests, if applicable. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The American Funds Insurance Series Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Fund of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Like credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts (including futures, options on futures and certain swaps), the potential loss could exceed the value of the financial assets recorded in the financial statements for each Fund (or Master Fund or underlying fund, as applicable).

A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total fair value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Sanction Risk. When sanctions are placed on a country, a Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to several risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk. Russia launched a large-scale invasion of Ukraine in February 2022, which has resulted in the U.S. government imposing sanctions on Russia. The current and any future sanctions or other government actions against Russia, may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact the Fund’s investments in Russian securities. In addition, the U.S. government has imposed restrictions on U.S. investor participation in publicly traded securities of certain companies with ties to China’s military or surveillance industry (each a “CMIC Company”). If the Fund holds securities in a company later deemed to be a CMIC Company, the Fund may be forced to sell such securities and incur a loss. Such restrictions could also adversely affect China’s economy.

Convertible Securities Risk. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

REIT Investment Risk. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers may also fail to maintain their exemptions from investment company registration or fail to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

Participation Note Risk. Certain Funds may invest in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

Advisory Fees

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/American Funds Balanced Fund	$0 to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.51%
JNL/American Funds Bond Fund of America Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.40%
JNL/American Funds Capital Income Builder Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/American Funds Capital World Bond Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/American Funds Global Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Global Small Capitalization Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/American Funds Growth Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.61%
JNL/American Funds Growth-Income Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.54%
JNL/American Funds International Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.700%
	$3 billion to $5 billion	.690%
	Over $5 billion	.680%	.73%
JNL/American Funds New World Fund	$0 to $1 billion	.950%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	.94%
JNL/American Funds Washington Mutual Investors Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL/Mellon Bond Index Fund	$0 to $500 million	.180%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.16%
JNL/Mellon Emerging Markets Index Fund	$0 to $500 million	.300%
	$500 million to $750 million	.250%
	$750 million to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.27%
JNL/Mellon International Index Fund	$0 to $500 million	.200%
	$500 million to $750 million	.150%
	$750 million to $3 billion	.140%
	$3 billion to $5 billion	.130%
	Over $5 billion	.120%	.15%
JNL/Mellon S&P 400 MidCap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL/Mellon Small Cap Index Fund	$0 to $500 million	.190%
	$500 million to $750 million	.140%
	$750 million to $3 billion	.130%
	$3 billion to $5 billion	.120%
	Over $5 billion	.110%	.14%
JNL Aggressive Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.10%
JNL Conservative Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.12%
JNL Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL Moderate Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL Moderate Growth Allocation Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/American Funds Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.18%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.11%
JNL/Goldman Sachs Managed Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.09%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $500 million	.130%
	$500 million to $3 billion	.080%
	$3 billion to $5 billion	.075%
	Over $5 billion	.070%	.08%
JNL iShares Tactical Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL iShares Tactical Moderate Growth Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.20%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.19%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL Bond Index Fund	All Assets	.200%	.20%
JNL Emerging Markets Index Fund	All Assets	.200%	.20%
JNL International Index Fund	All Assets	.200%	.20%
JNL Mid Cap Index Fund	All Assets	.200%	.20%
JNL Small Cap Index Fund	All Assets	.200%	.20%
JNL Multi-Manager Alternative Fund	$0 to $850 million	1.200%
	$850 million to $3 billion	1.100%
	$3 billion to $5 billion	1.090%
	Over $5 billion	1.080%	1.18%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $250 million	.800%
	$250 million to $3 billion	.750%
	$3 billion to $5 million	.740%
	Over $5 billion	.730%	.76%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL Multi-Manager International Small Cap Fund	$0 to $1 billion	.750%
	$1 billion to $3 billion	.725%
	$3 billion to $5 billion	.715%
	Over $5 billion	.705%	.75%
JNL Multi-Manager Mid Cap Fund	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.63%
JNL Multi-Manager Small Cap Growth Fund	$0 to $100 million	.650%
	$100 million to $500 million	.600%
	$500 million to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.56%
JNL Multi-Manager Small Cap Value Fund	$0 to $200 million	.750%
	$200 million to $500 million	.670%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.480%
	Over $5 billion	.460%	.53%
JNL S&P 500 Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/AB Sustainable Global Thematic Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.65%
JNL/AQR Large Cap Defensive Style Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.370%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.40%
JNL/Baillie Gifford International Growth Fund	$0 to $1 billion	.530%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.53%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/BlackRock Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.565%
	$3 billion to $5 billion	.550%
	Over $5 billion	.540%	.58%
JNL/BlackRock Global Natural Resources Fund	$0 to $300 million	.600%
	$300 million to $1 billion	.500%
	$1 billion to $3 billion	.490%
	$3 billion to $5 billion	.480%
	Over $5 billion	.470%	.52%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $150 million	.600%
	$150 million to $500 million	.550%
	$500 million to $750 million	.500%
	$750 million to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.47%
JNL/Causeway International Value Select Fund	$0 to $500 million	.550%
	$500 million to $2 billion	.500%
	$2 billion to $5 billion	.470%
	Over $5 billion	.460%	.52%
JNL/ClearBridge Large Cap Growth Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.45%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/DFA U.S. Core Equity Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.375%
	$3 billion to $5 billion	.360%
	Over $5 billion	.350%	.39%
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.530%
	$3 billion to $5 billion	.520%
	Over $5 billion	.510%	.53%
JNL/DoubleLine Core Fixed Income Fund	$0 to $1 billion	.390%
	$1 billion to $3 billion	.360%
	$3 billion to $5 billion	.350%
	Over $5 billion	.340%	.37%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $500 million	.625%
	$500 million to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.62%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $500 million	.600%
	$500 million to $1 billion	.575%
	$1 billion to $3 billion	.520%
	$3 billion to $5 billion	.510%
	Over $5 billion	.500%	.56%
JNL/DoubleLine Total Return Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.42%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%
JNL/First Sentier Global Infrastructure Fund	$0 to $500 million	.700%
	$500 million to $1 billion	.690%
	$1 billion to $3 billion	.630%
	$3 billion to $5 billion	.620%
	Over $5 billion	.610%	.70%
JNL/Franklin Templeton Income Fund	$0 to $100 million	.700%
	$100 million to $200 million	.650%
	$200 million to $500 million	.550%
	$500 million to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.53%
JNL/Goldman Sachs 4 Fund	$0 to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.25%
JNL/GQG Emerging Markets Equity Fund	$0 to $1 billion	.900%
	$1 billion to $3 billion	.875%
	$3 billion to $5 billion	.850%
	Over $5 billion	.840%	.90%
JNL/Harris Oakmark Global Equity Fund	$0 to $250 million	.700%
	$250 million to $1 billion	.675%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.68%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.65%
JNL/Invesco Diversified Dividend Fund	$0 to $1 billion	.525%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.52%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.50%
JNL/Invesco Small Cap Growth Fund[1]	$0 to $1 billion	.660%
	$1 billion to $2 billion	.630%
	$2 billion to $3 billion	.610%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.65%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/JPMorgan Global Allocation Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.540%
	Over $5 billion	.530%	.60%
JNL/JPMorgan Hedged Equity Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.50%
JNL/JPMorgan MidCap Growth Fund	$0 to $250 million	.600%
	$250 million to $750 million	.550%
	$750 million to $1.5 billion	.500%
	$1.5 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $150 million	.400%
	$150 million to $300 million	.350%
	$300 million to $500 million	.300%
	$500 million to $3 billion	.250%
	$3 billion to $5 billion	.240%
	Over $5 billion	.230%	.28%
JNL/JPMorgan U.S. Value Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.48%
JNL/Lazard International Strategic Equity Fund[2]	$0 to $1 billion	.650%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	.68%
JNL/Loomis Sayles Global Growth Fund	$0 to $1 billion	.550%
	$1 billion to $3 billion	.500%
	$3 billion to $5 billion	.490%
	Over $5 billion	.480%	.55%
JNL/Lord Abbett Short Duration Income Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/Mellon Communication Services Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Consumer Staples Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon Dow Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Energy Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/Mellon Financial Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/Mellon Healthcare Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Industrials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Information Technology Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Materials Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/Mellon Real Estate Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.20%
JNL/Mellon S&P 500 Index Fund	$0 to $500 million	.170%
	$500 million to $750 million	.130%
	$750 million to $3 billion	.120%
	$3 billion to $5 billion	.110%
	Over $5 billion	.090%	.10%
JNL/Mellon U.S. Stock Market Index Fund	$0 to $1 billion	.175%
	$1 billion to $5 billion	.150%
	Over $5 billion	.140%	.16%
JNL/Mellon Utilities Sector Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/Mellon World Index Fund	$0 to $50 million	.240%
	$50 million to $100 million	.210%
	$100 million to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.19%
JNL/MFS Mid Cap Value Fund	$0 to $100 million	.600%
	$100 million to $1 billion	.550%
	$1 billion to $3 billion	.540%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.55%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $1 billion	.250%
	$1 billion to $3 billion	.200%
	$3 billion to $5 billion	.190%
	Over $5 billion	.180%	.25%
JNL/Morningstar Wide Moat Index Fund	$0 to $1 billion	.200%
	$1 billion to $3 billion	.175%
	$3 billion to $5 billion	.165%
	Over $5 billion	.155%	.20%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.45%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $500 million	.750%
	$500 million to $1 billion	.700%
	$1 billion to $3 billion	.650%
	$3 billion to $5 billion	.600%
	Over $5 billion	.590%	.75%
JNL/Neuberger Berman Strategic Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.49%
JNL/Newton Equity Income Fund	$0 to $1 billion	.450%
	$1 billion to $3 billion	.400%
	$3 billion to $5 billion	.390%
	Over $5 billion	.380%	.43%
JNL/PIMCO Income Fund	$0 to $1 billion	.500%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.49%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $1 billion	.350%
	$1 billion to $3 billion	.300%
	$3 billion to $5 billion	.290%
	Over $5 billion	.280%	.35%
JNL/PIMCO Real Return Fund	$0 to $1 billion	.390%
	$1 billion to $2 billion	.375%
	$2 billion to $3 billion	.365%
	$3 billion to $5 billion	.355%
	Over $5 billion	.345%	.38%
JNL/PPM America Floating Rate Income Fund	$0 to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.425%
	$3 billion to $5 billion	.415%
	Over $5 billion	.405%	.46%
JNL/PPM America High Yield Bond Fund	$0 to $150 million	.400%
	$150 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.34%
JNL/PPM America Total Return Fund	$0 to $1 billion	.400%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.39%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.18%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $750 million	.180%
	$750 million to $3 billion	.170%
	$3 billion to $5 billion	.160%
	Over $5 billion	.150%	.17%
JNL/T. Rowe Price Balanced Fund[3]	$0 to $500 million	.530%
	$500 million to $1 billion	.475%
	$1 billion to $3 billion	.450%
	$3 billion to $5 billion	.440%
	Over $5 billion	.430%	.54%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/T. Rowe Price Capital Appreciation Fund[4]	$0 to $500 million	.575%
	$500 million to $1 billion	.550%
	$1 billion to $3 billion	.530%
	$3 billion to $5 billion	.520%
	$5 billion to $10 billion	.510%
	Over $10 billion	.500%	.52%
JNL/T. Rowe Price Established Growth Fund	$0 to $150 million	.550%
	$150 million to $500 million	.500%
	$500 million to $1 billion	.450%
	$1 billion to $3 billion	.440%
	$3 billion to $5 billion	.430%
	Over $5 billion	.420%	.43%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $1 billion	.600%
	$1 billion to $3 billion	.580%
	Over $3 billion	.560%	.58%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $250 million	.350%
	$250 million to $1.5 billion	.300%
	$1.5 billion to $3 billion	.275%
	$3 billion to $5 billion	.265%
	Over $5 billion	.255%	.31%
JNL/T. Rowe Price U.S. High Yield Fund[5]	$0 to $3 billion	.470%
	$3 billion to $5 billion	.460%
	Over $5 billion	.450%	.49%
JNL/T. Rowe Price Value Fund	$0 to $150 million	.550%
	$150 million to $1 billion	.480%
	$1 billion to $3 billion	.470%
	$3 billion to $5 billion	.450%
	Over $5 billion	.440%	.47%
JNL/WCM China Quality Growth Fund	$0 to $1 billion	.850%
	$1 billion to $3 billion	.800%
	$3 billion to $5 billion	.790%
	Over $5 billion	.780%	.85%
JNL/WCM Focused International Equity Fund	$0 to $500 million	.700%
	$500 million to $3 billion	.650%
	$3 billion to $5 billion	.640%
	Over $5 billion	.630%	.67%
JNL/Westchester Capital Event Driven Fund	$0 to $1 billion	1.050%
	$1 billion to $3 billion	.900%
	$3 billion to $5 billion	.890%
	Over $5 billion	.880%	1.05%
JNL/Western Asset Global Multi-Sector Bond Fund	$0 to $500 million	.525%
	$500 million to $1 billion	.500%
	$1 billion to $2 billion	.475%
	$2 billion to $3 billion	.450%
	$3 billion to $5 billion	.425%
	Over $5 billion	.400%	.53%
JNL/William Blair International Leaders Fund	$0 to $500 million	.525%
	$500 million to $2 billion	.500%
	$2 billion to $3 billion	.480%
	$3 billion to $5 billion	.470%
	Over $5 billion	.460%	.51%
JNL/WMC Balanced Fund	$0 to $50 million	.450%
	$50 million to $150 million	.400%
	$150 million to $300 million	.375%
	$300 million to $500 million	.350%
	$500 million to $3 billion	.325%
	$3 billion to $5 billion	.315%
	Over $5 billion	.305%	.32%
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	.43%
JNL/WMC Global Real Estate Fund	$0 to $1 billion	.575%
	$1 billion to $3 billion	.550%
	$3 billion to $5 billion	.530%
	Over $5 billion	.520%	.57%
JNL/WMC Government Money Market Fund	$0 to $500 million	.180%
	$500 million to $3 billion	.150%
	$3 billion to $5 billion	.140%
	Over $5 billion	.130%	.15%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Advisory Fee	Effective Rate for the period ended June 30, 2023
JNL/WMC Value Fund	$0 to $300 million	.450%
	$300 million to $500 million	.400%
	$500 million to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	.38%

[1]

Prior to May 1, 2023, for advisory fees, the range for $0 - $1 billion was 0.675%, the range for $1 billion - $3 billion was 0.630%, the range for $3 billion - $5 billion was 0.620% and for over $5 billion was 0.610%.

[2]

Prior to May 1, 2023, for advisory fees, the range for $0 - $1 billion was 0.700%, the range for $1 billion - $3 billion was 0.650%, the range for $3 billion - $5 billion was 0.640% and for over $5 billion was 0.630%.

[3]

Prior to May 1, 2023, for advisory fees, the range for $0 - $500 million was 0.550%, the range for $500 million - $1 billion was 0.475%, the range for $1 billion - $3 billion was 0.450%, the range for $3 billion - $5 billion was 0.440% and for over $5 billion was 0.430%.

[4]

Prior to May 1, 2023, for advisory fees, the range for $0 - $500 million was 0.575%, the range for $500 million - $1 billion was 0.550%, the range for $1 billion - $3 billion was 0.530%, the range for $3 billion - $5 billion was 0.520% and for over $5 billion was 0.510%.

[5]

Prior to May 1, 2023, for advisory fees, the range for $0 - $500 million was 0.500%, the range for $500 million - $3 billion was 0.470%, the range for $3 billion - $5 billion was 0.460% and for over $5 billion was 0.450%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM has agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of each class of shares of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2023, JNAM recovered $4,518 of previously reimbursed expenses (in thousands) for Class A shares. Effective April 1, 2023, and after all eligible expenses had been recovered, the contractual expense limitation agreement was terminated.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL Multi-Manager Emerging Markets Equity Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price U.S. High Yield Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Funds’ Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive a varying portion of its advisory fee in an amount equivalent to the Acquired Funds Fees and Expenses (“AFFE”) attributable to JNL/JPMorgan Global Allocation Fund’s investment in funds managed by the Sub-Adviser, J.P. Morgan Investment Management Inc. (each a “JPMorgan Underlying Fund”). The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM has agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund	0.300
JNL/American Funds Bond Fund of America Fund	0.200
JNL/American Funds Capital Income Builder Fund	0.250
JNL/American Funds Capital World Bond Fund	0.430
JNL/American Funds Global Growth Fund	0.400
JNL/American Funds Global Small Capitalization Fund	0.460
JNL/American Funds Growth Fund	0.450
JNL/American Funds Growth-Income Fund	0.300
JNL/American Funds International Fund	0.500
JNL/American Funds New World Fund	0.650
JNL/American Funds Washington Mutual Investors Fund	0.300
JNL/Mellon Bond Index Fund	0.070
JNL/Mellon Emerging Markets Index Fund	0.145
JNL/Mellon International Index Fund	0.095
JNL/Mellon S&P 400 MidCap Index Fund	0.080
JNL/Mellon Small Cap Index Fund	0.080
JNL Bond Index Fund	0.130
JNL Emerging Markets Index Fund	0.055
JNL International Index Fund	0.105

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL Mid Cap Index Fund	0.120
JNL Small Cap Index Fund	0.120
JNL S&P 500 Index Fund	0.170
JNL/BlackRock Large Cap Select Growth Fund[1]	0.050 on net assets between $0 - $500 million and 0.030 on net assets over $500 million

1 This contractual fee waiver was effective May 1, 2023.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/BlackRock Large Cap Select Growth Fund[1]	0.050 on net assets between $0 - $500 million and 0.030 on net assets over $500 million
JNL/Invesco Small Cap Growth Fund[2]	0.015 on net assets between $0 -$1 billion and 0.020 on net assets over $2 billion
JNL/Lazard International Strategic Equity Fund[3]	0.050 on all net assets
JNL/PPM America Floating Rate Income Fund[4]	0.100 on all net assets
JNL/T. Rowe Price Balanced Fund[5]	0.020 on net assets between $0-$500 million
JNL/T. Rowe Price Capital Appreciation Fund[6]	0.010 on net assets over $10 billion
JNL/T. Rowe Price U.S High Yield Fund[7]	0.030 on net assets between $0-$500 million

1 This voluntary advisory fee waiver was effective March 1, 2023 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee waiver.

2 This voluntary advisory fee waiver was effective September 1, 2022 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee reduction.

3 This voluntary advisory fee waiver was effective September 1, 2022 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee reduction.

4 This voluntary advisory fee waiver is effective September 1, 2022 to September 1, 2023.

5 This voluntary advisory fee waiver was effective November 1, 2022 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee reduction.

6 This voluntary advisory fee waiver was effective November 1, 2022 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee reduction.

7 This voluntary advisory fee waiver was effective November 1, 2022 to April 30, 2023. Effective May 1, 2023, the voluntary advisory fee waiver was converted to a contractual fee reduction.

Administrative Fees

Fund	Assets	Administrative Fee
JNL/American Funds Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Bond Fund of America Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital Income Builder Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Capital World Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Global Small Capitalization Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Growth-Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds International Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds New World Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/American Funds Washington Mutual Investors Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Mellon Bond Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Emerging Markets Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon International Index Fund[1]	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 400 MidCap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Mellon Small Cap Index Fund[1]	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Aggressive Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Conservative Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL Moderate Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Administrative Fee
JNL Moderate Growth Allocation Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/American Funds Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/American Funds Moderate Growth Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Goldman Sachs Managed Aggressive Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Conservative Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL/Goldman Sachs Managed Moderate Growth Fund	$0 to $3 billion	.050%
	Assets over $3 billion	.045%
JNL iShares Tactical Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL iShares Tactical Moderate Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Vanguard Moderate Growth ETF Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Bond Index Fund	All Assets	None
JNL Emerging Markets Index Fund	All Assets	None
JNL International Index Fund	All Assets	None
JNL Mid Cap Index Fund	All Assets	None
JNL Small Cap Index Fund	All Assets	None
JNL Multi-Manager Alternative Fund	$0 to $3 billion	.200%
	Assets over $3 billion	.180%
JNL Multi-Manager Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager International Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Mid Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL Multi-Manager Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager Small Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL Multi-Manager U.S. Select Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/AB Sustainable Global Thematic Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/AQR Large Cap Defensive Style Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford International Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Baillie Gifford U.S. Equity Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Global Natural Resources Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/BlackRock Large Cap Select Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Causeway International Value Select Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/ClearBridge Large Cap Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA International Core Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DFA U.S. Core Equity Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Administrative Fee
JNL/DFA U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Core Fixed Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/DoubleLine Emerging Markets Fixed Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Shiller Enhanced CAPE Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/DoubleLine Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Fidelity Institutional Asset Management Total Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/First Sentier Global Infrastructure Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Franklin Templeton Income Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Goldman Sachs 4 Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/GQG Emerging Markets Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Harris Oakmark Global Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Heitman U.S. Focused Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Diversified Dividend Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Invesco Small Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan Global Allocation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan Hedged Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/JPMorgan MidCap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Government & Quality Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/JPMorgan U.S. Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Lazard International Strategic Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Loomis Sayles Global Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Lord Abbett Short Duration Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Communication Services Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Discretionary Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Consumer Staples Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Dow Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Energy Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Financial Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Healthcare Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Industrials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Information Technology Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Materials Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Nasdaq 100 Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Real Estate Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon S&P 500 Index Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund	Assets	Administrative Fee
JNL/Mellon U.S. Stock Market Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon Utilities Sector Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Mellon World Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/MFS Mid Cap Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/Morningstar PitchBook Listed Private Equity Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar U.S. Sustainability Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Morningstar Wide Moat Index Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Commodity Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Gold Plus Strategy Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Neuberger Berman Strategic Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Newton Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PIMCO Investment Grade Credit Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/PIMCO Real Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Floating Rate Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/PPM America High Yield Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/PPM America Total Return Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/RAFI Fundamental U.S. Small Cap Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/RAFI Multi-Factor U.S. Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Balanced Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Capital Appreciation Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Established Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Mid-Cap Growth Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price Short-Term Bond Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/T. Rowe Price U.S. High Yield Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/T. Rowe Price Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WCM China Quality Growth Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WCM Focused International Equity Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/Westchester Capital Event Driven Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.080%
JNL/Western Asset Global Multi-Sector Bond Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/William Blair International Leaders Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Balanced Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Equity Income Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Global Real Estate Fund	$0 to $3 billion	.150%
	Assets over $3 billion	.130%
JNL/WMC Government Money Market Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%
JNL/WMC Value Fund	$0 to $3 billion	.100%
	Assets over $3 billion	.090%

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Fund		Assets	Administrative Fee
[1]	The fee for these Funds is based on total net assets of the associated master fund.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM has agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/DFA U.S. Small Cap Fund, JNL/DFA International Core Equity Fund, JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Dow Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Nasdaq 100 Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund, JNL/Mellon World Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/Morningstar U.S. Sustainability Index Fund, 0.06% of the administrative fees of the Class I shares of JNL S&P 500 Index Fund, 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund and 0.13% of the administrative fees of the Class I shares of JNL/Vanguard Moderate ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”), and are reviewed by the Chief Compliance Officer and reported quarterly to the Board. Rule 17a-7 transactions are executed at current market price at the time of the transaction. Realized gain/(loss) (in thousands) on Rule 17a-7 transactions is included in Net realized gain (loss) on Investments - unaffiliated on the Statements of Operations. The following Funds have Rule 17a-7 transactions (in thousands) during the period ended June 30, 2023:

	Purchase of Securities($)	Proceeds from Sales of Securities($)	Realized Gain/Loss on Securities ($)
JNL/Invesco Small Cap Growth Fund	1,043	—	—
JNL/MFS Mid Cap Value Fund	—	157	87
JNL/T. Rowe Price Balanced Fund	48	102	27
JNL/T.Rowe Price Established Growth Fund	6,217	—	—
JNL/T.Rowe Price Value Fund	—	7,197	1,436

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

For the period ended June 30, 2023, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Multi-Manager Alternative Fund	94	—	15	79
JNL Multi-Manager Mid Cap Fund	76	—	3	73
JNL Multi-Manager U.S. Select Equity Fund	7	—	—	7
JNL/AB Sustainable Global Thematic Fund	2	—	2	—
JNL/BlackRock Global Allocation Fund	1,254	201	1,053	—
JNL/BlackRock Global Natural Resources Fund	201	191	10	—
JNL/BlackRock Large Cap Select Growth Fund	132	5	127	—
JNL/ClearBridge Large Cap Growth Fund	20	—	—	20
JNL/First Sentier Global Infrastructure Fund	218	32	186	—
JNL/Franklin Templeton Income Fund	104	—	104	—
JNL/GQG Emerging Markets Equity Fund	228	101	21	106
JNL/Invesco Diversified Dividend Fund	260	55	205	—
JNL/Invesco Global Growth Fund	1,218	329	802	87
JNL/JPMorgan Global Allocation Fund	414	59	323	32
JNL/Mellon World Index Fund	107	17	56	34
JNL/MFS Mid Cap Value Fund	54	—	54	—
JNL/T. Rowe Price Balanced Fund	173	32	122	19
JNL/T. Rowe Price Established Growth Fund	106	—	15	91
JNL/T. Rowe Price Mid-Cap Growth Fund	27	—	—	27
JNL/T. Rowe Price Value Fund	246	143	103	—
JNL/WMC Balanced Fund	1	—	1	—
JNL/WMC Equity Income Fund	23	—	23	—
JNL/WMC Global Real Estate Fund	251	72	150	29

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $180,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 26, 2023, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated pro-rata based on the allocated commitment as well as the Participating Funds’ total net assets. During the period, the Participating Funds, with the exception of the JNL/Mellon Feeder Funds, paid an annual administration fee to JPM Chase which is allocated based on the weighted average of net assets. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 10. INCOME TAX MATTERS

The Funds listed below are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is treated as a separate entity for federal income tax purposes.

JNL/American Funds Balanced Fund	JNL/Franklin Templeton Income Fund
JNL/American Funds Bond Fund of America Fund	JNL/Goldman Sachs 4 Fund
JNL/American Funds Capital Income Builder Fund	JNL/GQG Emerging Markets Equity Fund
JNL/American Funds Capital World Bond Fund	JNL/Invesco Diversified Dividend Fund
JNL/American Funds Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Invesco Small Cap Growth Fund
JNL/American Funds Growth Fund	JNL/JPMorgan Global Allocation Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan Hedged Equity Fund
JNL/American Funds International Fund	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds New World Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Washington Mutual Investors Fund	JNL/JPMorgan U.S. Value Fund
JNL/Mellon Bond Index Fund	JNL/Mellon Communication Services Sector Fund
JNL/Mellon International Index Fund	JNL/Mellon Consumer Discretionary Sector Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon Consumer Staples Sector Fund
JNL/Mellon Small Cap Index Fund	JNL/Mellon Dow Index Fund

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

JNL Aggressive Growth Allocation Fund	JNL/Mellon Emerging Markets Index Fund
JNL Conservative Allocation Fund	JNL/Mellon Energy Sector Fund
JNL Emerging Markets Index Fund	JNL/Mellon Financial Sector Fund
JNL Growth Allocation Fund	JNL/Mellon Healthcare Sector Fund
JNL Moderate Allocation Fund	JNL/Mellon Industrials Sector Fund
JNL Moderate Growth Allocation Fund	JNL/Mellon Information Technology Sector Fund
JNL/American Funds Growth Allocation Fund	JNL/Mellon Materials Sector Fund
JNL/American Funds Moderate Growth Allocation Fund	JNL/Mellon Nasdaq 100 Index Fund
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/Mellon Real Estate Sector Fund
JNL/Goldman Sachs Managed Conservative Fund	JNL/Mellon S&P 500 Index Fund
JNL/Goldman Sachs Managed Growth Fund	JNL/Mellon U.S. Stock Market Index Fund
JNL/Goldman Sachs Managed Moderate Fund	JNL/Mellon Utilities Sector Fund
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/Mellon World Index Fund
JNL/Vanguard Growth ETF Allocation Fund	JNL/MFS Mid Cap Value Fund
JNL/Vanguard Moderate ETF Allocation Fund	JNL/Morningstar U.S. Sustainability Index Fund
JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Neuberger Berman Commodity Strategy Fund
JNL Bond Index Fund	JNL/Neuberger Berman Gold Plus Strategy Fund
JNL Mid Cap Index Fund	JNL/Neuberger Berman Strategic Income Fund
JNL Multi-Manager Alternative Fund	JNL/Newton Equity Income Fund
JNL Multi-Manager Mid Cap Fund	JNL/PIMCO Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL Multi-Manager Small Cap Value Fund	JNL/PIMCO Real Return Fund
JNL Multi-Manager U.S. Select Equity Fund	JNL/PPM America Floating Rate Income Fund
JNL S&P 500 Index Fund	JNL/PPM America High Yield Bond Fund
JNL Small Cap Index Fund	JNL/PPM America Total Return Fund
JNL/AB Sustainable Global Thematic Fund	JNL/RAFI Fundamental U.S. Small Cap Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL/T. Rowe Price Balanced Fund
JNL/BlackRock Global Allocation Fund	JNL/T. Rowe Price Capital Appreciation Fund
JNL/BlackRock Global Natural Resources Fund	JNL/T. Rowe Price Established Growth Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/DFA U.S. Core Equity Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/DFA U.S. Small Cap Fund	JNL/T. Rowe Price Value Fund
JNL/DoubleLine Core Fixed Income Fund	JNL/Westchester Capital Event Driven Fund
JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/WMC Balanced Fund
JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/WMC Equity Income Fund
JNL/DoubleLine Total Return Fund	JNL/WMC Global Real Estate Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/WMC Value Fund
JNL/First Sentier Global Infrastructure Fund

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2022, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Mellon International Index Fund	25,036	48,345	73,381
JNL iShares Tactical Moderate Fund	1,012	—	1,012
JNL International Index Fund	7,379	8,509	15,888
JNL Multi-Manager Emerging Markets Equity Fund	35,879	8,358	44,237
JNL Multi-Manager International Small Cap Fund	56,841	28,459	85,300
JNL/Baillie Gifford International Growth Fund	10,222	85,585	95,807
JNL/Causeway International Value Select Fund	—	1,066	1,066
JNL/DFA International Core Equity Fund	9,668	1,755	11,423
JNL/Heitman U.S. Focused Real Estate Fund	8,977	—	8,977
JNL/Lazard International Strategic Equity Fund	15,672	—	15,672
JNL/Loomis Sayles Global Growth Fund	4,496	—	4,496
JNL/Lord Abbett Short Duration Income Fund	13,041	14,920	27,961
JNL/Morningstar PitchBook Listed Private Equity Index Fund	—	87	87
JNL/Western Asset Global Multi-Sector Bond Fund	79,559	129,386	208,945
JNL/William Blair International Leaders Fund	8,771	—	8,771

At December 31, 2022, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October, 31, 2022 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2023:

Amount($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	372

As of June 30, 2023, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL iShares Tactical Growth Fund	301,837	36,039	(10,924)	25,115
JNL iShares Tactical Moderate Fund	208,088	9,719	(14,561)	(4,842)
JNL iShares Tactical Moderate Growth Fund	306,137	29,603	(15,831)	13,772
JNL International Index Fund	2,096,504	435,502	(262,685)	172,817
JNL Multi-Manager Emerging Markets Equity Fund	1,005,512	108,503	(180,215)	(71,712)
JNL Multi-Manager International Small Cap Fund	692,427	79,105	(131,132)	(52,027)
JNL/Baillie Gifford International Growth Fund	1,148,281	60,130	(411,286)	(351,156)
JNL/Causeway International Value Select Fund	1,644,190	200,990	(66,858)	134,132
JNL/DFA International Core Equity Fund	272,234	26,179	(22,420)	3,759
JNL/Harris Oakmark Global Equity Fund	742,326	106,302	(52,493)	53,809
JNL/Heitman U.S. Focused Real Estate Fund	216,773	5,529	(17,071)	(11,542)
JNL/Lazard International Strategic Equity Fund	452,105	63,599	(25,346)	38,253
JNL/Loomis Sayles Global Growth Fund	565,620	135,700	(43,691)	92,009
JNL/Lord Abbett Short Duration Income Fund	1,022,763	1,190	(27,492)	(26,302)
JNL/Morningstar PitchBook Listed Private Equity Index Fund	10,316	566	(1,490)	(924)
JNL/Morningstar Wide Moat Index Fund	1,090,641	105,333	(41,852)	63,481
JNL/WCM China Quality Growth Fund	6,468	230	(1,029)	(799)
JNL/WCM Focused International Equity Fund	1,198,229	368,682	(56,497)	312,185
JNL/Western Asset Global Multi-Sector Bond Fund	406,462	5,940	(26,472)	(20,532)
JNL/William Blair International Leaders Fund	818,805	83,750	(42,570)	41,180
JNL/WMC Government Money Market Fund	2,878,491	5	(5)	—

As of June 30, 2023, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives held in Funds treated as RICs were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL International Index Fund
Futures/Futures Options Contracts	119	222	(27)	195
Forward Foreign Currency Contracts	(67)	—	—	—
JNL/Lord Abbett Short Duration Income Fund
Futures/Futures Options Contracts	(4,041)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	232	—	—	—
JNL/Western Asset Global Multi-Sector Bond Fund
Futures/Futures Options Contracts	(149)	—	—	—
Forward Foreign Currency Contracts	(2,287)	358	(226)	132

JNL Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds’ fiscal year ended December 31, 2022 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL iShares Tactical Growth Fund	8,914	15,104	—
JNL iShares Tactical Moderate Fund	5,141	7,886	—
JNL iShares Tactical Moderate Growth Fund	7,095	13,649	—
JNL International Index Fund	60,153	14,088	—
JNL Multi-Manager Emerging Markets Equity Fund	86,197	—	—
JNL Multi-Manager International Small Cap Fund	39,674	56,832	—
JNL/Baillie Gifford International Growth Fund	26,887	—	—
JNL/Causeway International Value Select Fund	20,854	—	—
JNL/DFA International Core Equity Fund	7,101	15,369	—
JNL/Harris Oakmark Global Equity Fund	16,481	—	—
JNL/Heitman U.S. Focused Real Estate Fund	22,932	16,519	—
JNL/Lazard International Strategic Equity Fund	14,813	12,808	—
JNL/Loomis Sayles Global Growth Fund	57	—	—
JNL/Lord Abbett Short Duration Income Fund	8,046	638	—
JNL/Morningstar Wide Moat Index Fund	118,702	53,715	—
JNL/WCM Focused International Equity Fund	—	245,099	—
JNL/William Blair International Leaders Fund	16,036	124,218	—
JNL/WMC Government Money Market Fund	21,811	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2019, 2020, 2021 and 2022, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2023.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds' Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/American Funds Balanced Fund
Class A	0.61	1,000.00	1,067.40	3.13	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	1,069.20	1.59	1,000.00	1,023.26	1.56
JNL/American Funds Bond Fund of America Fund
Class A	0.60	1,000.00	1,012.50	2.99	1,000.00	1,021.82	3.01
Class I	0.30	1,000.00	1,013.50	1.50	1,000.00	1,023.31	1.51
JNL/American Funds Capital Income Builder Fund
Class A	0.68	1,000.00	1,033.70	3.43	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	1,034.80	1.92	1,000.00	1,022.91	1.91
JNL/American Funds Capital World Bond Fund
Class A	0.57	1,000.00	1,013.50	2.85	1,000.00	1,021.97	2.86
Class I	0.27	1,000.00	1,014.20	1.35	1,000.00	1,023.46	1.35
JNL/American Funds Global Growth Fund
Class A	0.65	1,000.00	1,150.40	3.47	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,152.10	1.87	1,000.00	1,023.06	1.76
JNL/American Funds Global Small Capitalization Fund
Class A	0.59	1,000.00	1,112.80	3.09	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	1,114.10	1.52	1,000.00	1,023.36	1.45
JNL/American Funds Growth Fund
Class A	0.56	1,000.00	1,246.60	3.12	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,248.60	1.45	1,000.00	1,023.51	1.30
JNL/American Funds Growth-Income Fund
Class A	0.63	1,000.00	1,144.70	3.35	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,146.50	1.76	1,000.00	1,023.16	1.66
JNL/American Funds International Fund
Class A	0.64	1,000.00	1,121.10	3.37	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,123.30	1.79	1,000.00	1,023.11	1.71
JNL/American Funds New World Fund
Class A	0.69	1,000.00	1,116.30	3.62	1,000.00	1,021.37	3.46
Class I	0.39	1,000.00	1,117.80	2.05	1,000.00	1,022.86	1.96
JNL/American Funds Washington Mutual Investors Fund
Class A	0.66	1,000.00	1,075.40	3.40	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,077.00	1.85	1,000.00	1,023.01	1.81
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	1,019.20	2.80	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,020.10	1.30	1,000.00	1,023.51	1.30

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/Mellon Emerging Markets Index Fund
Class A	0.73	1,000.00	1,050.80	3.71	1,000.00	1,021.17	3.66
Class I	0.38	1,000.00	1,052.10	1.93	1,000.00	1,022.91	1.91
JNL/Mellon International Index Fund
Class A	0.61	1,000.00	1,112.70	3.20	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	1,114.20	1.63	1,000.00	1,023.26	1.56
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,085.80	2.90	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,087.30	1.35	1,000.00	1,023.51	1.30
JNL/Mellon Small Cap Index Fund
Class A	0.56	1,000.00	1,058.00	2.86	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,059.60	1.33	1,000.00	1,023.51	1.30
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,113.40	2.36	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	1,115.40	0.79	1,000.00	1,024.05	0.75
JNL Conservative Allocation Fund
Class A	0.47	1,000.00	1,045.60	2.38	1,000.00	1,022.46	2.36
Class I	0.17	1,000.00	1,047.20	0.86	1,000.00	1,023.95	0.85
JNL Growth Allocation Fund
Class A	0.44	1,000.00	1,101.30	2.29	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,102.70	0.73	1,000.00	1,024.10	0.70
JNL Moderate Allocation Fund
Class A	0.44	1,000.00	1,066.50	2.25	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,068.10	0.72	1,000.00	1,024.10	0.70
JNL Moderate Growth Allocation Fund
Class A	0.44	1,000.00	1,079.90	2.27	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,081.70	0.72	1,000.00	1,024.10	0.70
JNL/American Funds Growth Allocation Fund
Class A	0.63	1,000.00	1,103.90	3.29	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,105.50	1.72	1,000.00	1,023.16	1.66
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,079.40	3.30	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,081.50	1.75	1,000.00	1,023.11	1.71
JNL/Goldman Sachs Managed Aggressive Growth Fund
Class A	0.44	1,000.00	1,141.40	2.34	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,143.30	0.74	1,000.00	1,024.10	0.70

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/Goldman Sachs Managed Conservative Fund
Class A	0.46	1,000.00	1,040.60	2.33	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	1,042.20	0.81	1,000.00	1,024.00	0.80
JNL/Goldman Sachs Managed Growth Fund
Class A	0.44	1,000.00	1,125.60	2.32	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,127.40	0.74	1,000.00	1,024.10	0.70
JNL/Goldman Sachs Managed Moderate Fund
Class A	0.44	1,000.00	1,067.10	2.26	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,068.90	0.72	1,000.00	1,024.10	0.70
JNL/Goldman Sachs Managed Moderate Growth Fund
Class A	0.44	1,000.00	1,096.90	2.29	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,098.80	0.73	1,000.00	1,024.10	0.70
JNL iShares Tactical Growth Fund
Class A	0.65	1,000.00	1,073.90	3.34	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,075.70	1.80	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Fund
Class A	0.65	1,000.00	1,047.10	3.30	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,047.70	1.78	1,000.00	1,023.06	1.76
JNL iShares Tactical Moderate Growth Fund
Class A	0.65	1,000.00	1,060.40	3.32	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,061.80	1.79	1,000.00	1,023.06	1.76
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.64	1,000.00	1,081.60	3.30	1,000.00	1,021.62	3.21
Class I	0.22	1,000.00	1,082.80	1.14	1,000.00	1,023.70	1.10
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.65	1,000.00	1,053.80	3.31	1,000.00	1,021.57	3.26
Class I	0.22	1,000.00	1,055.20	1.12	1,000.00	1,023.70	1.10
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.65	1,000.00	1,067.90	3.33	1,000.00	1,021.57	3.26
Class I	0.23	1,000.00	1,070.50	1.18	1,000.00	1,023.65	1.15
JNL Bond Index Fund
Class I	0.07	1,000.00	1,021.70	0.35	1,000.00	1,024.45	0.35
JNL Emerging Markets Index Fund
Class I	0.16	1,000.00	1,053.30	0.81	1,000.00	1,024.00	0.80

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL International Index Fund
Class I	0.10	1,000.00	1,115.50	0.52	1,000.00	1,024.30	0.50
JNL Mid Cap Index Fund
Class I	0.10	1,000.00	1,088.20	0.52	1,000.00	1,024.30	0.50
JNL Small Cap Index Fund
Class I	0.10	1,000.00	1,060.40	0.51	1,000.00	1,024.30	0.50
JNL Multi-Manager Alternative Fund
Class A	2.38	1,000.00	1,071.80	12.23	1,000.00	1,012.99	11.88
Class I	2.08	1,000.00	1,073.60	10.69	1,000.00	1,014.48	10.39
JNL Multi-Manager Emerging Markets Equity Fund
Class A	1.22	1,000.00	1,053.90	6.21	1,000.00	1,018.74	6.11
Class I	0.92	1,000.00	1,055.10	4.69	1,000.00	1,020.23	4.61
JNL Multi-Manager International Small Cap Fund
Class A	1.20	1,000.00	1,131.70	6.34	1,000.00	1,018.84	6.01
Class I	0.90	1,000.00	1,133.60	4.76	1,000.00	1,020.33	4.51
JNL Multi-Manager Mid Cap Fund
Class A	1.08	1,000.00	1,073.50	5.55	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,075.50	4.01	1,000.00	1,020.93	3.91
JNL Multi-Manager Small Cap Growth Fund
Class A	0.96	1,000.00	1,127.70	5.06	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,129.50	3.48	1,000.00	1,021.52	3.31
JNL Multi-Manager Small Cap Value Fund
Class A	1.07	1,000.00	1,084.90	5.53	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	1,086.80	3.98	1,000.00	1,020.98	3.86
JNL Multi-Manager U.S. Select Equity Fund
Class A	1.08	1,000.00	1,133.10	5.71	1,000.00	1,019.44	5.41
Class I	0.68	1,000.00	1,135.00	3.60	1,000.00	1,021.42	3.41
JNL S&P 500 Index Fund
Class I	0.09	1,000.00	1,168.30	0.48	1,000.00	1,024.35	0.45
JNL/AB Sustainable Global Thematic Fund
Class A	1.10	1,000.00	1,116.80	5.77	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,117.50	4.20	1,000.00	1,020.83	4.01
JNL/AQR Large Cap Defensive Style Fund
Class A	0.85	1,000.00	1,050.20	4.32	1,000.00	1,020.58	4.26
Class I	0.55	1,000.00	1,051.90	2.80	1,000.00	1,022.07	2.76

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/Baillie Gifford International Growth Fund
Class A	0.98	1,000.00	1,134.60	5.19	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,136.10	3.60	1,000.00	1,021.42	3.41
JNL/Baillie Gifford U.S. Equity Growth Fund
Class A	0.95	1,000.00	1,338.40	5.51	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,341.80	3.77	1,000.00	1,021.57	3.26
JNL/BlackRock Global Allocation Fund
Class A	1.03	1,000.00	1,077.70	5.31	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	1,079.60	3.76	1,000.00	1,021.17	3.66
JNL/BlackRock Global Natural Resources Fund
Class A	0.97	1,000.00	951.80	4.69	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	952.70	3.24	1,000.00	1,021.47	3.36
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.85	1,000.00	1,339.80	4.93	1,000.00	1,020.58	4.26
Class I	0.55	1,000.00	1,341.80	3.19	1,000.00	1,022.07	2.76
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	1,204.40	5.30	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,206.70	3.67	1,000.00	1,021.47	3.36
JNL/ClearBridge Large Cap Growth Fund
Class A	0.94	1,000.00	1,323.90	5.42	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,326.20	3.69	1,000.00	1,021.62	3.21
JNL/DFA International Core Equity Fund
Class A	0.90	1,000.00	1,092.00	4.67	1,000.00	1,020.33	4.51
Class I	0.55	1,000.00	1,093.60	2.86	1,000.00	1,022.07	2.76
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,131.30	4.23	1,000.00	1,020.83	4.01
Class I	0.45	1,000.00	1,132.80	2.38	1,000.00	1,022.56	2.26
JNL/DFA U.S. Small Cap Fund
Class A	0.99	1,000.00	1,071.90	5.09	1,000.00	1,019.89	4.96
Class I	0.64	1,000.00	1,074.00	3.29	1,000.00	1,021.62	3.21
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	1,026.80	3.87	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	1,028.40	2.36	1,000.00	1,022.46	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.07	1,000.00	1,032.60	5.39	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	1,034.70	3.88	1,000.00	1,020.98	3.86

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.01	1,000.00	1,160.30	5.41	1,000.00	1,019.79	5.06
Class I	0.71	1,000.00	1,162.50	3.81	1,000.00	1,021.27	3.56
JNL/DoubleLine Total Return Fund
Class A	0.83	1,000.00	1,025.90	4.17	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,027.60	2.66	1,000.00	1,022.17	2.66
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.78	1,000.00	1,028.60	3.92	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	1,029.60	2.42	1,000.00	1,022.41	2.41
JNL/First Sentier Global Infrastructure Fund
Class A	1.15	1,000.00	1,013.70	5.74	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,015.30	4.25	1,000.00	1,020.58	4.26
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,032.70	4.69	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,034.60	3.18	1,000.00	1,021.67	3.16
JNL/Goldman Sachs 4 Fund
Class A	0.70	1,000.00	1,065.00	3.58	1,000.00	1,021.32	3.51
Class I	0.40	1,000.00	1,066.90	2.05	1,000.00	1,022.81	2.01
JNL/GQG Emerging Markets Equity Fund
Class A	1.36	1,000.00	1,141.60	7.22	1,000.00	1,018.05	6.80
Class I	1.06	1,000.00	1,143.90	5.63	1,000.00	1,019.54	5.31
JNL/Harris Oakmark Global Equity Fund
Class A	1.14	1,000.00	1,149.90	6.08	1,000.00	1,019.14	5.71
Class I	0.84	1,000.00	1,152.40	4.48	1,000.00	1,020.63	4.21
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.11	1,000.00	1,034.80	5.60	1,000.00	1,019.29	5.56
Class I	0.81	1,000.00	1,035.60	4.09	1,000.00	1,020.78	4.06
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,031.20	4.94	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,032.90	3.43	1,000.00	1,021.42	3.41
JNL/Invesco Global Growth Fund
Class A	0.95	1,000.00	1,232.70	5.26	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,234.50	3.60	1,000.00	1,021.57	3.26
JNL/Invesco Small Cap Growth Fund
Class A	1.05	1,000.00	1,097.50	5.46	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,099.10	3.90	1,000.00	1,021.08	3.76

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/JPMorgan Global Allocation Fund
Class A	1.05	1,000.00	1,068.00	5.38	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,069.50	3.85	1,000.00	1,021.08	3.76
JNL/JPMorgan Hedged Equity Fund
Class A	0.97	1,000.00	1,131.00	5.13	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,131.50	3.54	1,000.00	1,021.47	3.36
JNL/JPMorgan MidCap Growth Fund
Class A	0.90	1,000.00	1,151.00	4.80	1,000.00	1,020.33	4.51
Class I	0.60	1,000.00	1,152.80	3.20	1,000.00	1,021.82	3.01
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.68	1,000.00	1,016.00	3.40	1,000.00	1,021.42	3.41
Class I	0.38	1,000.00	1,017.30	1.90	1,000.00	1,022.91	1.91
JNL/JPMorgan U.S. Value Fund
Class A	0.88	1,000.00	1,035.90	4.44	1,000.00	1,020.43	4.41
Class I	0.58	1,000.00	1,037.10	2.93	1,000.00	1,021.92	2.91
JNL/Lazard International Strategic Equity Fund
Class A	1.10	1,000.00	1,126.80	5.80	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,128.50	4.22	1,000.00	1,020.83	4.01
JNL/Loomis Sayles Global Growth Fund
Class A	1.00	1,000.00	1,269.50	5.63	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,270.90	3.94	1,000.00	1,021.32	3.51
JNL/Lord Abbett Short Duration Income Fund
Class A	0.80	1,000.00	1,015.20	4.00	1,000.00	1,020.83	4.01
Class I	0.50	1,000.00	1,016.10	2.50	1,000.00	1,022.32	2.51
JNL/Mellon Communication Services Sector Fund
Class A	0.65	1,000.00	1,345.30	3.78	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,348.00	1.75	1,000.00	1,023.31	1.51
JNL/Mellon Consumer Discretionary Sector Fund
Class A	0.64	1,000.00	1,298.40	3.65	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,301.10	1.65	1,000.00	1,023.36	1.45
JNL/Mellon Consumer Staples Sector Fund
Class A	0.65	1,000.00	1,017.20	3.25	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,018.80	1.50	1,000.00	1,023.31	1.51
JNL/Mellon Dow Index Fund
Class A	0.65	1,000.00	1,046.00	3.30	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,047.80	1.52	1,000.00	1,023.31	1.51

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/Mellon Energy Sector Fund
Class A	0.64	1,000.00	942.00	3.08	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	943.70	1.40	1,000.00	1,023.36	1.45
JNL/Mellon Financial Sector Fund
Class A	0.64	1,000.00	1,011.50	3.19	1,000.00	1,021.62	3.21
Class I	0.29	1,000.00	1,013.10	1.45	1,000.00	1,023.36	1.45
JNL/Mellon Healthcare Sector Fund
Class A	0.63	1,000.00	988.20	3.11	1,000.00	1,021.67	3.16
Class I	0.28	1,000.00	989.80	1.38	1,000.00	1,023.41	1.40
JNL/Mellon Industrials Sector Fund
Class A	0.66	1,000.00	1,115.60	3.46	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,117.50	1.63	1,000.00	1,023.26	1.56
JNL/Mellon Information Technology Sector Fund
Class A	0.62	1,000.00	1,422.50	3.72	1,000.00	1,021.72	3.11
Class I	0.27	1,000.00	1,425.30	1.62	1,000.00	1,023.46	1.35
JNL/Mellon Materials Sector Fund
Class A	0.66	1,000.00	1,085.80	3.41	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,087.70	1.60	1,000.00	1,023.26	1.56
JNL/Mellon Nasdaq 100 Index Fund
Class A	0.65	1,000.00	1,389.80	3.85	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,391.70	1.78	1,000.00	1,023.31	1.51
JNL/Mellon Real Estate Sector Fund
Class A	0.67	1,000.00	1,031.60	3.37	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,033.60	1.61	1,000.00	1,023.21	1.61
JNL/Mellon S&P 500 Index Fund
Class A	0.52	1,000.00	1,166.20	2.79	1,000.00	1,022.22	2.61
Class I	0.22	1,000.00	1,167.80	1.18	1,000.00	1,023.70	1.10
JNL/Mellon U.S. Stock Market Index Fund
Class A	0.60	1,000.00	1,162.20	3.22	1,000.00	1,021.82	3.01
Class I	0.30	1,000.00	1,163.90	1.61	1,000.00	1,023.31	1.51
JNL/Mellon Utilities Sector Fund
Class A	0.65	1,000.00	939.40	3.13	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	940.90	1.44	1,000.00	1,023.31	1.51
JNL/Mellon World Index Fund
Class A	0.65	1,000.00	1,149.60	3.46	1,000.00	1,021.57	3.26
Class I	0.30	1,000.00	1,151.50	1.60	1,000.00	1,023.31	1.51

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/MFS Mid Cap Value Fund
Class A	0.95	1,000.00	1,058.40	4.85	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,059.70	3.32	1,000.00	1,021.57	3.26
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Class A	0.72	1,000.00	1,130.20	3.80	1,000.00	1,021.22	3.61
Class I	0.42	1,000.00	1,132.10	2.22	1,000.00	1,022.71	2.11
JNL/Morningstar U.S. Sustainability Index Fund
Class A	0.71	1,000.00	1,160.60	3.80	1,000.00	1,021.27	3.56
Class I	0.36	1,000.00	1,163.30	1.93	1,000.00	1,023.01	1.81
JNL/Morningstar Wide Moat Index Fund
Class A	0.76	1,000.00	1,226.90	4.20	1,000.00	1,021.03	3.81
Class I	0.46	1,000.00	1,228.20	2.54	1,000.00	1,022.51	2.31
JNL/Neuberger Berman Commodity Strategy Fund
Class A	0.91	1,000.00	931.30	4.36	1,000.00	1,020.28	4.56
Class I	0.61	1,000.00	932.60	2.92	1,000.00	1,021.77	3.06
JNL/Neuberger Berman Gold Plus Strategy Fund
Class A	1.20	1,000.00	1,050.60	6.10	1,000.00	1,018.84	6.01
Class I	0.84	1,000.00	1,051.50	4.27	1,000.00	1,020.63	4.21
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,037.10	4.75	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,039.20	3.24	1,000.00	1,021.62	3.21
JNL/Newton Equity Income Fund
Class A	0.88	1,000.00	1,034.70	4.44	1,000.00	1,020.43	4.41
Class I	0.58	1,000.00	1,036.10	2.93	1,000.00	1,021.92	2.91
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	1,025.10	4.72	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,026.70	3.22	1,000.00	1,021.62	3.21
JNL/PIMCO Investment Grade Credit Bond Fund
Class A	0.86	1,000.00	1,028.80	4.33	1,000.00	1,020.53	4.31
Class I	0.56	1,000.00	1,030.20	2.82	1,000.00	1,022.02	2.81
JNL/PIMCO Real Return Fund
Class A	1.00	1,000.00	1,017.50	5.00	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,018.90	3.50	1,000.00	1,021.32	3.51
JNL/PPM America Floating Rate Income Fund
Class A	0.82	1,000.00	1,063.50	4.20	1,000.00	1,020.73	4.11
Class I	0.52	1,000.00	1,065.30	2.66	1,000.00	1,022.22	2.61

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,047.70	3.76	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	1,049.40	2.24	1,000.00	1,022.61	2.21
JNL/PPM America Total Return Fund
Class A	0.79	1,000.00	1,026.20	3.97	1,000.00	1,020.88	3.96
Class I	0.49	1,000.00	1,027.60	2.46	1,000.00	1,022.36	2.46
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.67	1,000.00	1,080.20	3.46	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,081.40	1.65	1,000.00	1,023.21	1.61
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.66	1,000.00	1,044.40	3.35	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,046.10	1.83	1,000.00	1,023.01	1.81
JNL/T. Rowe Price Balanced Fund
Class A	0.99	1,000.00	1,105.30	5.17	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,107.90	3.61	1,000.00	1,021.37	3.46
JNL/T. Rowe Price Capital Appreciation Fund
Class A	0.96	1,000.00	1,111.90	5.03	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,113.60	3.46	1,000.00	1,021.52	3.31
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,339.60	4.81	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,341.50	3.08	1,000.00	1,022.17	2.66
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.97	1,000.00	1,129.20	5.12	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,130.90	3.54	1,000.00	1,021.47	3.36
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,012.00	3.54	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,012.70	2.05	1,000.00	1,022.76	2.06
JNL/T. Rowe Price U.S. High Yield Fund
Class A	0.92	1,000.00	1,067.80	4.72	1,000.00	1,020.23	4.61
Class I	0.62	1,000.00	1,069.50	3.18	1,000.00	1,021.72	3.11
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	1,041.10	4.40	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,043.00	2.89	1,000.00	1,021.97	2.86
JNL/WCM China Quality Growth Fund
Class A	1.32	1,000.00	908.70	6.29	1,000.00	1,018.20	6.66
Class I	1.06	1,000.00	909.80	5.02	1,000.00	1,019.54	5.31

JNL Series Trust

Additional Disclosures (Unaudited)

June 30, 2023

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/23($)	Ending Account Value 06/30/23($)	Expenses Paid During Period($)††
JNL/WCM Focused International Equity Fund
Class A	1.12	1,000.00	1,143.10	5.95	1,000.00	1,019.24	5.61
Class I	0.82	1,000.00	1,145.00	4.36	1,000.00	1,020.73	4.11
JNL/Westchester Capital Event Driven Fund
Class A	1.67	1,000.00	1,000.00	8.28	1,000.00	1,016.51	8.35
Class I	1.37	1,000.00	1,000.80	6.80	1,000.00	1,018.00	6.85
JNL/Western Asset Global Multi-Sector Bond Fund
Class A	0.98	1,000.00	1,026.80	4.92	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,029.10	3.42	1,000.00	1,021.42	3.41
JNL/William Blair International Leaders Fund
Class A	0.97	1,000.00	1,115.70	5.09	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,116.90	3.52	1,000.00	1,021.47	3.36
JNL/WMC Balanced Fund
Class A	0.71	1,000.00	1,070.50	3.64	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,072.00	2.11	1,000.00	1,022.76	2.06
JNL/WMC Equity Income Fund
Class A	0.89	1,000.00	1,009.40	4.43	1,000.00	1,020.38	4.46
Class I	0.59	1,000.00	1,011.10	2.94	1,000.00	1,021.87	2.96
JNL/WMC Global Real Estate Fund
Class A	1.03	1,000.00	1,022.80	5.17	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	1,024.40	3.66	1,000.00	1,021.17	3.66
JNL/WMC Government Money Market Fund
Class A	0.87	1,000.00	1,019.20	4.36	1,000.00	1,020.48	4.36
Class I	0.26	1,000.00	1,022.30	1.30	1,000.00	1,023.51	1.30
JNL/WMC Value Fund
Class A	0.78	1,000.00	1,019.20	3.91	1,000.00	1,020.93	3.91
Class I	0.48	1,000.00	1,020.80	2.41	1,000.00	1,022.41	2.41

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available without charge (1) by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

Supplement Dated June 12, 2023

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective May 1, 2023, for the JNL/DFA International Core Equity Fund, please delete all references to and information for Bhanu P. Singh.

This Supplement is dated June 12, 2023.

Supplement Dated July 12, 2023

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 5, 2023, for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete all references to and information for Michael Weaver.

Effective July 3, 2023, for the JNL/Heitman U.S. Focused Real Estate Fund, please delete all references to and information for John Minor, CFA.

Effective June 7, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagiluolo	October 2022	Portfolio Manager, FIAM
Benjamin Harrison	June 2023	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security's “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets Index℠. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL iShares Tactical Moderate Fund, JNL iShares Tactical Moderate Growth Fund, and JNL iShares Tactical Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of Underlying ETFs.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  Such list of ETFs will be provided by Jackson National Asset Management, LLC, the Fund’s investment adviser (“JNAM” or the “Adviser”) to the Sub-Adviser (defined below).

Effective June 7, 2023, in the section, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, after the third paragraph please add the following:

Benjamin Harrison is a portfolio manager in the High Income and Alternatives division at Fidelity Investments. In this role, Mr. Harrison co-manages portfolios across retail and institutional assets. Prior to assuming his current responsibilities, Mr. Harrison was a Managing Director of Research. He also served as a research analyst covering chemical, services, forest products, and technology credits. He has been in the financial industry since joining Fidelity in 2009. Mr. Harrison earned his bachelor of arts degree in 20th century history from Brown University and his master of science in management research from the University of Oxford Saïd Business School. He is also a CFA® charterholder.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/Loomis Sayles Global Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will invest in securities that provide exposure to no fewer than three countries, which will include the U.S. In addition, the Fund will invest at least 40% of its assets in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges, or companies that have been formed under the laws of non-U.S. countries. Notwithstanding the foregoing, a security is not considered to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security's “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States. The Fund may also invest up to 30% of its assets in emerging markets securities. The Fund considers a security to be an emerging markets security if its “country of risk” is included within the Morningstar® Emerging Markets IndexSM. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

On March 17, 2023, JNL Series Trust (“Trust”) filed an Information Statement with the Securities and Exchange Commission outlining a proposed change of control for Reinhart Partners LLC, a Co-Sub-Adviser to the JNL Multi-Manager Small Cap Value Fund, and subsequently mailed it to contract owners.  The Trust has been informed that the change of control will not occur.  Therefore, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” subsection “The Sub-Advisers to the JNL Multi-Manager Small Cap Value Fund,” please delete the paragraph for Reinhart Partners, LLC in the entirety and replace with the following:

Reinhart Partners, LLC (“Reinhart”), is located at 11090 N. Weston Drive, Mequon, Wisconsin 53092. Established in 1991, Reinhart is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions.

This Supplement is dated July 12, 2023.

JNL Series Trust
One Corporate Way,
Lansing, MI 48951

Please note that recent changes to your delivery preferences may not be reflected with this mailing.

For legal mailings of this nature, it can take up to 60 days for your delivery preferences to take effect.

VADV6413 06/23

JACKSON®

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2023

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 31, 2023

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.